UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number:          811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 through June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)   Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 14
Statements of Assets and Liabilities 32
Statements of Operations 40
Statements of Changes in Net Assets 44
Statements of Cash Flows 50
Financial Highlights 54
Notes to Financial Statements 63
Supplemental Information 90
Management Information 91
Market Index Definitions 94

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 91.3%
Fixed Income Funds 7.8%
Investment Contract 1.0%
Repurchase Agreement 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 37.0%
NVIT International Index Fund, Class Y 22.7%
NVIT Mid Cap Index Fund, Class Y 16.0%
NVIT Emerging Markets Fund, Class Y 6.9%
Nationwide Core Plus Bond Fund, Class R6 3.6%
NVIT Bond Index Fund, Class Y 3.3%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.3%
NVIT Small Cap Index Fund, Class Y 2.1%
iShares Core MSCI Emerging Markets ETF 1.9%
Nationwide Risk-Based International Equity ETF 1.2%
Other Holdings
#
2.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 82.4%
Fixed Income Funds 15.9%
Investment Contract 1.7%
Repurchase Agreements 1.2%
Liabilities in excess of other assets (1.2)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 34.3%
NVIT International Index Fund, Class Y 19.2%
NVIT Mid Cap Index Fund, Class Y 12.3%
NVIT Bond Index Fund, Class Y 10.1%
NVIT Emerging Markets Fund, Class Y 5.5%
Nationwide Core Plus Bond Fund, Class R6 4.4%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.6%
iShares Core MSCI Emerging Markets ETF 3.1%
NVIT Small Cap Index Fund, Class Y 2.2%
Nationwide Contract 1.7%
Other Holdings
#
3.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Investor Destinations Moderate Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 63.6%
Fixed Income Funds 29.7%
Investment Contract 6.8%
Repurchase Agreements 1.8%
Liabilities in excess of other assets (1.9)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 28.9%
NVIT Bond Index Fund, Class Y 17.7%
NVIT International Index Fund, Class Y 16.7%
NVIT Mid Cap Index Fund, Class Y 7.2%
Nationwide Contract 6.7%
Nationwide Core Plus Bond Fund, Class R6 6.3%
NVIT Emerging Markets Fund, Class Y 4.6%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 7-10 Year Treasury Bond ETF 1.8%
NVIT Small Cap Index Fund, Class Y 1.7%
Other Holdings
#
6.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 44.7%
Equity Funds 43.4%
Investment Contract 11.9%
Repurchase Agreements 2.7%
Liabilities in excess of other assets (2.7)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 23.3%
NVIT S&P 500 Index Fund, Class Y 18.6%
Nationwide Contract 11.5%
NVIT International Index Fund, Class Y 10.9%
Nationwide Core Plus Bond Fund, Class R6 8.3%
NVIT Short Term Bond Fund, Class Y 5.2%
NVIT Mid Cap Index Fund, Class Y 5.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.8%
iShares Core MSCI Emerging Markets ETF 2.8%
iShares 7-10 Year Treasury Bond ETF 2.4%
Other Holdings
#
9.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Investor Destinations Conservative Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 60.1%
Equity Funds 22.0%
Investment Contract 18.0%
Repurchase Agreements 4.1%
Liabilities in excess of other assets (4.2)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 28.1%
Nationwide Contract 17.3%
Nationwide Core Plus Bond Fund, Class R6 10.3%
NVIT S&P 500 Index Fund, Class Y 8.9%
NVIT Short Term Bond Fund, Class Y 8.6%
NVIT International Index Fund, Class Y 5.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.8%
iShares 7-10 Year Treasury Bond ETF 4.0%
iShares 20+ Year Treasury Bond ETF 1.9%
NVIT Mid Cap Index Fund, Class Y 1.7%
Other Holdings
#
8.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
Asset Allocation
1
Equity Funds 53.6%
Fixed Income Funds 36.1%
Investment Contract 10.3%
Repurchase Agreements 1.8%
Liabilities in excess of other assets (1.8)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 23.4%
NVIT Bond Index Fund, Class Y 21.5%
NVIT International Index Fund, Class Y 14.4%
Nationwide Contract 10.1%
Nationwide Core Plus Bond Fund, Class R6 7.4%
NVIT Mid Cap Index Fund, Class Y 6.2%
NVIT Short Term Bond Fund, Class Y 3.8%
NVIT Emerging Markets Fund, Class Y 3.6%
iShares 7-10 Year Treasury Bond ETF 2.1%
NVIT Small Cap Index Fund, Class Y 1.7%
Other Holdings
#
5.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2021 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 73.3%
Fixed Income Funds 23.3%
Investment Contract 3.4%
Repurchase Agreements 1.2%
Liabilities in excess of other assets (1.2)%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 33.1%
NVIT International Index Fund, Class Y 17.5%
NVIT Bond Index Fund, Class Y 14.1%
NVIT Mid Cap Index Fund, Class Y 8.7%
NVIT Emerging Markets Fund, Class Y 4.5%
Nationwide Core Plus Bond Fund, Class R6 4.5%
Nationwide Maximum Diversification U.S. Core
Equity ETF 3.7%
Nationwide Contract 3.3%
NVIT Small Cap Index Fund, Class Y 2.2%
iShares Core MSCI Emerging Markets ETF 2.1%
Other Holdings
#
6.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

10 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 51.0%
Fixed Income Funds 34.3%
Investment Contract 9.8%
Repurchase Agreements 0.9%
Futures Contracts (0.1)%
Other assets in excess of liabilities 4.1%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 23.5%
NVIT Bond Index Fund, Class Y 21.7%
NVIT International Index Fund, Class Y 14.6%
Nationwide Contract 10.2%
Nationwide Core Plus Bond Fund, Class R6 7.4%
NVIT Mid Cap Index Fund, Class Y 6.2%
NVIT Short Term Bond Fund, Class Y 3.9%
NVIT Emerging Markets Fund, Class Y 3.7%
iShares 7-10 Year Treasury Bond ETF 2.1%
NVIT Small Cap Index Fund, Class Y 1.7%
Other Holdings
#
5.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Investor Destinations Managed Growth Fund - June 30, 2021 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 59.8%
Fixed Income Funds 28.1%
Investment Contract 6.4%
Repurchase Agreements 1.8%
Futures Contracts (0.1)%
Other assets in excess of liabilities 4.0%
100.0%
Top Holdings
2
NVIT S&P 500 Index Fund, Class Y 28.9%
NVIT Bond Index Fund, Class Y 17.8%
NVIT International Index Fund, Class Y 16.7%
NVIT Mid Cap Index Fund, Class Y 7.2%
Nationwide Contract 6.7%
Nationwide Core Plus Bond Fund, Class R6 6.4%
NVIT Emerging Markets Fund, Class Y 4.6%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 7-10 Year Treasury Bond ETF 1.8%
NVIT Small Cap Index Fund, Class Y 1.7%
Other Holdings
#
6.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

12 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,111.10 3.04 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,112.70 2.25 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Moderately Aggressive
Fund
Class II Shares
Actual
(c)
1,000.00 1,096.60 2.96 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,097.40 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,069.60 2.92 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,069.90 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42

Investor Destinations Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT Investor Destinations Moderately
Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,044.40 2.94 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,044.70 2.18 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,016.10 2.90 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,017.10 2.15 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,056.80 2.91 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,057.60 2.14 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Capital Appreciation
Fund
Class II Shares
Actual
(c)
1,000.00 1,084.10 2.95 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,084.40 2.17 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Managed Growth &
Income Fund
Class I Shares
Actual
(c)
1,000.00 1,054.10 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,053.50 2.80 0.55
Hypothetical
(c)(d)
1,000.00 1,022.07 2.76 0.55
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,091.60 1.61 0.31
Hypothetical
(c)(d)
1,000.00 1,023.26 1.56 0.31
Class II Shares
Actual
(c)
1,000.00 1,089.30 2.90 0.56
Hypothetical
(c)(d)
1,000.00 1,022.02 2.81 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Aggressive Fund
Investment Companies 91.8%
Shares Value ($)
Equity Funds 84.9%
NVIT Emerging Markets Fund,
Class Y(a) 1,674,617 26,609,658
NVIT International Index Fund,
Class Y(a) 7,680,974 87,179,055
NVIT Mid Cap Index Fund, Class
Y(a) 2,273,942 61,350,948
NVIT S&P 500 Index Fund,
Class Y(a) 5,496,450 141,808,401
NVIT Small Cap Index Fund,
Class Y(a) 755,008 8,206,938
Total Equity Funds
(cost $221,231,728) 325,155,000
Fixed Income Funds 6.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,281,975 13,653,038
NVIT Bond Index Fund, Class
Y(a) 1,154,778 12,702,558
Total Fixed Income Funds
(cost $25,476,319) 26,355,596
Total Investment Companies
(cost $246,708,047) 351,510,596
Exchange Traded Funds 7.3%
Equity Funds 6.4%
iShares Core MSCI Emerging
Markets ETF 106,997 7,167,729
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 304,752 12,569,100
Nationwide Risk-Based
International Equity ETF(a) 160,504 4,557,142
Total Equity Funds
(cost $17,477,669) 24,293,971
Fixed Income Fund 0.9%
iShares 7-10 Year Treasury Bond
ETF(b) 30,486 3,520,828
Total Fixed Income Funds
(cost  $3,602,115) 3,520,828
Total Exchange Traded Funds
(cost $21,079,784) 27,814,799
Investment Contract 1.0%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 3,680,317 3,680,317
Total Investment Contract
(cost $3,680,317) 3,680,317
Repurchase Agreement 0.1%
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $383,042,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $390,702.(d)
(e) 383,041 383,041
Total Repurchase Agreement
(cost $383,041) 383,041
Total Investments
(cost $271,851,189) — 100.2% 383,388,753
Liabilities in excess of other assets — (0.2)% (598,545)
NET ASSETS — 100.0% $ 382,790,208
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $3,514,823, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$383,041 and by $3,247,300 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 3.75%, and maturity dates ranging from 8/15/2021 –
11/15/2050, a total value of $3,630,341.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $383,041.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
Investment Companies 89.0%
Shares Value ($)
Equity Funds 74.3%
NVIT Emerging Markets Fund,
Class Y(a) 4,170,485 66,269,006
NVIT International Index Fund,
Class Y(a) 20,562,725 233,386,929
NVIT Mid Cap Index Fund, Class
Y(a) 5,536,938 149,386,582
NVIT S&P 500 Index Fund,
Class Y(a) 16,137,505 416,347,636
NVIT Small Cap Index Fund,
Class Y(a) 2,401,941 26,109,104
Total Equity Funds
(cost $524,247,858) 891,499,257
Fixed Income Funds 14.7%
Nationwide Core Plus Bond
Fund, Class R6(a) 5,028,532 53,553,867
NVIT Bond Index Fund, Class
Y(a) 11,136,036 122,496,392
Total Fixed Income Funds
(cost $170,740,654) 176,050,259
Total Investment Companies
(cost $694,988,512) 1,067,549,516
Exchange Traded Funds 9.3%
Equity Funds 8.1%
iShares Core MSCI Emerging
Markets ETF(b) 556,581 37,285,361
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,060,988 43,759,071
Nationwide Risk-Based
International Equity ETF(a) 560,909 15,925,721
Total Equity Funds
(cost $70,623,003) 96,970,153
Fixed Income Fund 1.2%
iShares 7-10 Year Treasury Bond
ETF(b) 129,425 14,947,293
Total Fixed Income Funds
(cost  $15,292,767) 14,947,293
Total Exchange Traded Funds
(cost $85,915,770) 111,917,446
Investment Contract 1.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 20,176,569 20,176,569
Total Investment Contract
(cost $20,176,569) 20,176,569
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,106,699,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $2,148,829.
(d)(e) 2,106,695 2,106,695
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$10,000,014, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $10,200,015.(d)(e) 10,000,000 10,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase price
$2,000,005, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $2,040,000.(d)(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,106,695) 14,106,695
Total Investments
(cost $815,187,546) — 101.2% 1,213,750,226
Liabilities in excess of other assets — (1.2)% (14,768,119)
NET ASSETS — 100.0% $ 1,198,982,107

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $15,142,952, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $14,106,695 and by $1,353,828 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.75%, and maturity dates ranging from
8/15/2021 – 11/15/2050, a total value of $15,460,523.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $14,106,695.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Investment Companies 87.0%
Shares Value ($)
Equity Funds 60.2%
NVIT Emerging Markets Fund,
Class Y(a) 7,462,918 118,585,772
NVIT International Index Fund,
Class Y(a) 38,091,089 432,333,864
NVIT Mid Cap Index Fund, Class
Y(a) 6,862,683 185,155,187
NVIT S&P 500 Index Fund,
Class Y(a) 28,935,922 746,546,776
NVIT Small Cap Index Fund,
Class Y(a) 3,949,284 42,928,722
Total Equity Funds
(cost $902,042,353) 1,525,550,321
Fixed Income Funds 26.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 15,356,661 163,548,441
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 845,913 9,389,634
NVIT Bond Index Fund, Class
Y(a) 41,548,814 457,036,955
NVIT Short Term Bond Fund,
Class Y(a) 4,679,690 48,996,350
Total Fixed Income Funds
(cost $659,413,215) 678,971,380
Total Investment Companies
(cost $1,561,455,568) 2,204,521,701
Exchange Traded Funds 6.3%
Equity Funds 3.4%
iShares Core MSCI Emerging
Markets ETF(b) 619,133 41,475,720
Nationwide Risk-Based
International Equity ETF(a) 622,610 17,677,579
Nationwide Risk-Based U.S.
Equity ETF(a) 677,292 26,036,391
Total Equity Funds
(cost $65,659,466) 85,189,690
Fixed Income Funds 2.9%
iShares 20+ Year Treasury Bond
ETF(b) 187,189 27,020,732
iShares 7-10 Year Treasury Bond
ETF(b) 409,123 47,249,615
Total Fixed Income Funds
(cost $77,736,781) 74,270,347
Total Exchange Traded Funds
(cost $143,396,247) 159,460,037
Investment Contract 6.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 172,953,682 172,953,682
Total Investment Contract
(cost $172,953,682) 172,953,682
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $531,808,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $542,443.(d)
(e) 531,807 531,807
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$23,000,032, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $23,460,033.(d)(e) 23,000,000 23,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase price
$2,742,116, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $2,798,077.
(d)(e) 2,742,111 2,742,111
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase price
$20,000,045, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $20,400,000.(d)(e) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $46,273,918) 46,273,918
Total Investments
(cost $1,924,079,415) — 101.9% 2,583,209,338
Liabilities in excess of other assets — (1.9)% (47,602,869)
NET ASSETS — 100.0% $ 2,535,606,469

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Moderate Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $81,602,960, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $46,273,918 and by $39,651,753 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $85,925,671.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $46,273,918.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Investment Companies 79.6%
Shares Value ($)
Equity Funds 38.8%
NVIT Emerging Markets Fund,
Class Y(a) 816,499 12,974,174
NVIT International Index Fund,
Class Y(a) 7,930,618 90,012,512
NVIT Mid Cap Index Fund, Class
Y(a) 1,555,664 41,971,804
NVIT S&P 500 Index Fund,
Class Y(a) 5,959,086 153,744,409
NVIT Small Cap Index Fund,
Class Y(a) 1,295,262 14,079,501
Total Equity Funds
(cost $194,999,245) 312,782,400
Fixed Income Funds 40.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,462,792 68,828,732
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,103,881 23,353,079
NVIT Bond Index Fund, Class
Y(a) 17,542,955 192,972,504
NVIT Short Term Bond Fund,
Class Y(a) 4,146,839 43,417,403
Total Fixed Income Funds
(cost $317,375,429) 328,571,718
Total Investment Companies
(cost $512,374,674) 641,354,118
Exchange Traded Funds 8.5%
Equity Funds 4.6%
iShares Core MSCI Emerging
Markets ETF 340,597 22,816,593
Nationwide Risk-Based
International Equity ETF(a) 206,719 5,869,310
Nationwide Risk-Based U.S.
Equity ETF(a) 223,991 8,610,640
Total Equity Funds
(cost $29,014,662) 37,296,543
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF(b) 82,763 11,946,839
iShares 7-10 Year Treasury Bond
ETF(b) 173,228 20,006,102
Total Fixed Income Funds
(cost $33,544,573) 31,952,941
Total Exchange Traded Funds
(cost $62,559,235) 69,249,484
Investment Contract 11.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 95,528,719 95,528,719
Total Investment Contract
(cost $95,528,719) 95,528,719
Repurchase Agreements 2.7%
Principal
Amount ($) Value ($)
Bank of America NA, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$10,000,014, collateralized
by U.S. Government Agency
Securities, 2.50%, maturing
7/20/2050; total market
value $10,200,000.(d)(e) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $7,438,136,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $7,586,888.
(d)(e) 7,438,125 7,438,125
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase price
$4,000,007, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $4,081,640.
(d)(e) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $21,438,125) 21,438,125
Total Investments
(cost $691,900,753) — 102.7% 827,570,446
Liabilities in excess of other assets — (2.7)% (21,896,882)
NET ASSETS — 100.0% $ 805,673,564

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $27,084,170, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $21,438,125 and by $6,142,191 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.88%, and maturity dates ranging from
7/22/2021 – 11/15/2050, a total value of $27,580,316.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $21,438,125.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Investment Companies 73.4%
Shares Value ($)
Equity Funds 19.5%
NVIT Emerging Markets Fund,
Class Y(a) 758,239 12,048,420
NVIT International Index Fund,
Class Y(a) 3,869,727 43,921,406
NVIT Mid Cap Index Fund, Class
Y(a) 484,587 13,074,156
NVIT S&P 500 Index Fund,
Class Y(a) 2,607,157 67,264,659
NVIT Small Cap Index Fund,
Class Y(a) 403,769 4,388,970
Total Equity Funds
(cost $97,080,715) 140,697,611
Fixed Income Funds 53.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,313,839 77,892,381
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,250,060 36,075,668
NVIT Bond Index Fund, Class
Y(a) 19,223,086 211,453,944
NVIT Short Term Bond Fund,
Class Y(a) 6,161,358 64,509,420
Total Fixed Income Funds
(cost $374,118,056) 389,931,413
Total Investment Companies
(cost $471,198,771) 530,629,024
Exchange Traded Funds 8.7%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF(b) 64,806 4,341,354
Nationwide Risk-Based
International Equity ETF(a) 198,068 5,623,685
Nationwide Risk-Based U.S.
Equity ETF(a) 211,357 8,124,965
Total Equity Funds
(cost $13,554,319) 18,090,004
Fixed Income Funds 6.2%
iShares 20+ Year Treasury Bond
ETF(b) 98,444 14,210,391
iShares 7-10 Year Treasury Bond
ETF(b) 262,291 30,291,988
Total Fixed Income Funds
(cost $46,589,903) 44,502,379
Total Exchange Traded Funds
(cost $60,144,222) 62,592,383
Investment Contract 18.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 130,089,197 130,089,197
Total Investment Contract
(cost $130,089,198) 130,089,197
Repurchase Agreements 4.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,795,635,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $2,851,544.
(d)(e) 2,795,631 2,795,631
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$10,000,014, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $10,200,015.(d)(e) 10,000,000 10,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase price
$4,000,007, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $4,081,640.
(d)(e) 4,000,000 4,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase price
$13,000,029, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $13,260,000.(d)(e) 13,000,000 13,000,000
Total Repurchase Agreements
(cost $29,795,631) 29,795,631
Total Investments
(cost $691,227,822) — 104.2% 753,106,235
Liabilities in excess of other assets — (4.2)% (30,203,908)
NET ASSETS — 100.0% $ 722,902,327

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $44,745,499, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $29,795,631 and by $15,978,886 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $45,774,517.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $29,795,631.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Investment Companies 83.8%
Shares Value ($)
Equity Funds 50.2%
NVIT Emerging Markets Fund,
Class Y(a) 3,837,769 60,982,148
NVIT International Index Fund,
Class Y(a) 21,332,071 242,119,001
NVIT Mid Cap Index Fund, Class
Y(a) 3,831,696 103,379,157
NVIT S&P 500 Index Fund,
Class Y(a) 15,197,429 392,093,674
NVIT Small Cap Index Fund,
Class Y(a) 2,600,044 28,262,478
Total Equity Funds
(cost $558,681,236) 826,836,458
Fixed Income Funds 33.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,604,103 123,583,691
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 569,451 6,320,901
NVIT Bond Index Fund, Class
Y(a) 32,802,239 360,824,625
NVIT Short Term Bond Fund,
Class Y(a) 6,132,250 64,204,657
Total Fixed Income Funds
(cost $539,318,178) 554,933,874
Total Investment Companies
(cost $1,097,999,414) 1,381,770,332
Exchange Traded Funds 5.9%
Equity Funds 3.4%
iShares Core MSCI Emerging
Markets ETF(b) 405,112 27,138,453
Nationwide Risk-Based
International Equity ETF(a) 409,322 11,621,757
Nationwide Risk-Based U.S.
Equity ETF(a) 443,898 17,064,282
Total Equity Funds
(cost $43,028,516) 55,824,492
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 41,333 5,966,419
iShares 7-10 Year Treasury Bond
ETF(b) 304,509 35,167,744
Total Fixed Income Funds
(cost $42,648,755) 41,134,163
Total Exchange Traded Funds
(cost $85,677,271) 96,958,655
Investment Contract 10.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 169,950,760 169,950,760
Total Investment Contract
(cost $169,950,760) 169,950,760
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$2,000,003, collateralized
by U.S. Government Agency
Securities, 2.89%, maturing
6/25/2029; total market
value $2,040,000.(d)(e) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $9,614,628,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $9,806,907.
(d)(e) 9,614,615 9,614,615
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$14,000,020, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $14,280,020.(d)(e) 14,000,000 14,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase price
$4,000,007, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $4,081,640.
(d)(e) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $29,614,615) 29,614,615
Total Investments
(cost $1,383,242,060) — 101.8% 1,678,294,362
Liabilities in excess of other assets — (1.8)% (30,476,255)
NET ASSETS — 100.0% $ 1,647,818,107

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $53,226,147, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $29,614,615 and by $25,065,511 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 3.88%, and maturity dates ranging
from 7/22/2021 – 11/15/2050, a total value of $54,680,126.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $29,614,615.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Investment Companies 87.4%
Shares Value ($)
Equity Funds 66.7%
NVIT Emerging Markets Fund,
Class Y(a) 4,391,132 69,775,087
NVIT International Index Fund,
Class Y(a) 23,784,077 269,949,272
NVIT Mid Cap Index Fund, Class
Y(a) 4,970,511 134,104,396
NVIT S&P 500 Index Fund,
Class Y(a) 19,852,033 512,182,460
NVIT Small Cap Index Fund,
Class Y(a) 3,108,534 33,789,761
Total Equity Funds
(cost $601,563,391) 1,019,800,976
Fixed Income Funds 20.7%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,461,159 68,811,344
NVIT Bond Index Fund, Class
Y(a) 19,802,985 217,832,837
NVIT Short Term Bond Fund,
Class Y(a) 2,782,380 29,131,516
Total Fixed Income Funds
(cost $305,665,013) 315,775,697
Total Investment Companies
(cost $907,228,404) 1,335,576,673
Exchange Traded Funds 9.2%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 487,495 32,657,290
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,395,176 57,542,220
Nationwide Risk-Based
International Equity ETF(a) 371,060 10,535,395
Total Equity Funds
(cost $70,402,913) 100,734,905
Fixed Income Funds 2.6%
iShares 20+ Year Treasury Bond
ETF(b) 175,068 25,271,066
iShares 7-10 Year Treasury Bond
ETF(b) 132,053 15,250,801
Total Fixed Income Funds
(cost $43,112,895) 40,521,867
Total Exchange Traded Funds
(cost $113,515,808) 141,256,772
Investment Contract 3.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 51,411,760 51,411,760
Total Investment Contract
(cost $51,411,760) 51,411,760
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$500,001, collateralized by
U.S. Government Agency
Securities, 2.89%, maturing
6/25/2029; total market
value $510,000.(d)(e) 500,000 500,000
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,218,646,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $2,263,016.
(d)(e) 2,218,643 2,218,643
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$5,000,007, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $5,100,007.(d)(e) 5,000,000 5,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase price
$6,000,010, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
8/15/2027 - 11/15/2050; total
market value $6,122,460.
(d)(e) 6,000,000 6,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase price
$4,000,009, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $4,080,000.(d)(e) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $17,718,643) 17,718,643
Total Investments
(cost $1,089,874,615) — 101.2% 1,545,963,848
Liabilities in excess of other assets — (1.2)% (18,495,601)
NET ASSETS — 100.0% $ 1,527,468,247

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $37,745,984, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $17,718,643 and by $20,888,548 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 3.88%, and maturity dates ranging
from 7/22/2021 – 11/15/2050, a total value of $38,607,191.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $17,718,643.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2021 (Unaudited) - Statement of Investments - 27
Investment Companies 79.8%
Shares Value ($)
Equity Funds 47.8%
NVIT Emerging Markets Fund,
Class Y(a) 1,126,552 17,900,912
NVIT International Index Fund,
Class Y(a) 6,263,192 71,087,224
NVIT Mid Cap Index Fund, Class
Y(a) 1,127,877 30,430,125
NVIT S&P 500 Index Fund,
Class Y(a) 4,470,497 115,338,835
NVIT Small Cap Index Fund,
Class Y(a) 764,428 8,309,332
Total Equity Funds
(cost $171,847,529) 243,066,428
Fixed Income Funds 32.0%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,399,569 36,205,405
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 166,882 1,852,386
NVIT Bond Index Fund, Class
Y(a) 9,612,732 105,740,054
NVIT Short Term Bond Fund,
Class Y(a) 1,798,670 18,832,071
Total Fixed Income Funds
(cost $156,931,378) 162,629,916
Total Investment Companies
(cost $328,778,907) 405,696,344
Exchange Traded Funds 5.5%
Equity Funds 3.2%
iShares Core MSCI Emerging
Markets ETF 117,782 7,890,216
Nationwide Risk-Based
International Equity ETF(a) 116,862 3,318,028
Nationwide Risk-Based U.S.
Equity ETF(a) 127,324 4,894,576
Total Equity Funds
(cost $12,396,625) 16,102,820
Fixed Income Funds 2.3%
iShares 20+ Year Treasury Bond
ETF(b) 12,053 1,739,851
iShares 7-10 Year Treasury Bond
ETF(b) 86,823 10,027,188
Total Fixed Income Funds
(cost $12,223,473) 11,767,039
Total Exchange Traded Funds
(cost $24,620,098) 27,869,859
Investment Contract 9.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 49,848,576 49,848,576
Total Investment Contract
(cost $49,848,576) 49,848,576
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,650,121,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $1,683,120.
(d)(e) 1,650,118 1,650,118
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase price
$3,000,007, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $3,060,000.(d)(e) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,650,118) 4,650,118
Total Investments
(cost $407,897,699) — 96.0% 488,064,897
Other assets in excess of liabilities — 4.0% 20,460,676
NET ASSETS — 100.0% $ 508,525,573
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $11,767,501, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,650,118 and by $7,429,560 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.88%, and maturity dates ranging from
7/22/2021 – 11/15/2050, a total value of $12,079,678.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $4,650,118.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

28 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 323 9/2021 USD 37,211,215 (785,584)
Russell 2000 E-Mini Index 62 9/2021 USD 7,154,180 (43,503)
S&P 500 E-Mini Index 150 9/2021 USD 32,164,500 593,963
S&P Midcap 400 E-Mini Index 46 9/2021 USD 12,385,040 (142,671)
(377,795)
As of June 30, 2021, the Fund had $5,473,978 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 29
Investment Companies 82.1%
Shares Value ($)
Equity Funds 56.7%
NVIT Emerging Markets Fund,
Class Y(a) 3,586,236 56,985,286
NVIT International Index Fund,
Class Y(a) 18,316,011 207,886,720
NVIT Mid Cap Index Fund, Class
Y(a) 3,292,625 88,835,023
NVIT S&P 500 Index Fund,
Class Y(a) 13,896,700 358,534,871
NVIT Small Cap Index Fund,
Class Y(a) 1,894,889 20,597,443
Total Equity Funds
(cost $513,726,120) 732,839,343
Fixed Income Funds 25.4%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,413,962 78,958,700
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 418,710 4,647,679
NVIT Bond Index Fund, Class
Y(a) 20,051,228 220,563,506
NVIT Short Term Bond Fund,
Class Y(a) 2,253,001 23,588,922
Total Fixed Income Funds
(cost $316,374,645) 327,758,807
Total Investment Companies
(cost $830,100,765) 1,060,598,150
Exchange Traded Funds 5.8%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF(b) 291,673 19,539,175
Nationwide Risk-Based
International Equity ETF(a) 292,346 8,300,492
Nationwide Risk-Based U.S.
Equity ETF(a) 316,038 12,149,101
Total Equity Funds
(cost $30,794,867) 39,988,768
Fixed Income Funds 2.7%
iShares 20+ Year Treasury Bond
ETF(b) 88,011 12,704,388
iShares 7-10 Year Treasury Bond
ETF(b) 192,360 22,215,656
Total Fixed Income Funds
(cost $36,603,029) 34,920,044
Total Exchange Traded Funds
(cost $67,397,896) 74,908,812
Investment Contract 6.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 83,246,446 83,246,446
Total Investment Contract
(cost $83,246,446) 83,246,446
Repurchase Agreements 1.8%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $11,327,218,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $11,553,746.
(d)(e) 11,327,202 11,327,202
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$12,000,017, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 10/14/2021
- 7/20/2069; total market
value $12,240,017.(d)(e) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $23,327,202) 23,327,202
Total Investments
(cost $1,004,072,309) — 96.1% 1,242,080,610
Other assets in excess of liabilities — 3.9% 50,041,431
NET ASSETS — 100.0% $ 1,292,122,041
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $36,725,982, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $23,327,202 and by $14,309,924 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $37,637,126.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $23,327,202.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

30 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 1,047 9/2021 USD 120,619,635 (2,560,721)
Russell 2000 E-Mini Index 185 9/2021 USD 21,347,150 (125,682)
S&P 500 E-Mini Index 567 9/2021 USD 121,581,810 2,242,002
S&P Midcap 400 E-Mini Index 147 9/2021 USD 39,578,280 (450,955)
(895,356)
As of June 30, 2021, the Fund had $18,575,718 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 372,317,155 $ 1,147,410,877
Investment securities of unaffiliated issuers, at value
*
10,688,557 52,232,654
Repurchase agreement, at value 383,041 14,106,695
Cash — 47,035
Dividends receivable 2 7
Security lending income receivable 735 3,383
Receivable for investments sold — 375,551
Receivable for capital shares issued 287,984 14,901
Prepaid expenses 1,562 5,084
Total Assets 383,679,036 1,214,196,187
Liabilities:
Payable for investments purchased 150,127 56,488
Payable for capital shares redeemed 10,148 418,344
Cash overdraft (Note 2) 116,523 —
Payable upon return of securities loaned (Note 2) 383,041 14,106,695
Accrued expenses and other payables:
Investment advisory fees 40,824 127,662
Fund administration fees 40,023 56,969
Distribution fees 78,544 245,639
Administrative servicing fees 48,964 158,768
Accounting and transfer agent fees 89 166
Trustee fees 28 450
Custodian fees 2,208 10,765
Compliance program costs (Note 3) 336 1,146
Professional fees 11,865 15,982
Printing fees 3,350 9,929
Other 2,758 5,077
Total Liabilities 888,828 15,214,080
Net Assets $ 382,790,208 $ 1,198,982,107
* Includes value of securities on loan (Note 2) 3,514,823 15,142,952
Cost of investment securities of affiliated issuers 262,122,798 755,940,502
Cost of investment securities of unaffiliated issuers 9,345,350 45,140,349
Cost of repurchase agreement 383,041 14,106,695
Represented by:
Capital $ 269,890,350 $ 794,430,273
Total distributable earnings (loss) 112,899,858 404,551,834
Net Assets $ 382,790,208 $ 1,198,982,107

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,421,189,353 $ 751,362,787 $ 674,466,871
115,746,067 54,769,534 48,843,733
46,273,918 21,438,125 29,795,631
— — 187,043
12 5 4
21,275 9,389 10,920
701,412 372,834 338,049
149,178 3,799 26,817
11,046 3,524 3,366
2,584,092,261 827,959,997 753,672,434
— — 201,383
817,212 327,051 382,519
81,956 82,793 —
46,273,918 21,438,125 29,795,631
271,008 86,305 77,182
94,989 49,423 47,900
521,697 166,074 148,513
338,404 103,069 88,789
295 148 149
1,438 493 605
26,205 8,398 5,593
2,552 831 792
25,810 15,123 15,202
14,286 4,372 2,346
16,022 4,228 3,503
48,485,792 22,286,433 30,770,107
$ 2,535,606,469 $ 805,673,564 $ 722,902,327
81,602,960 27,084,170 44,745,499
1,766,862,370 618,656,837 611,365,363
110,943,127 51,805,791 50,066,828
46,273,918 21,438,125 29,795,631
$ 1,835,638,382 $ 654,589,906 $ 647,543,601
699,968,087 151,083,658 75,358,726
$ 2,535,606,469 $ 805,673,564 $ 722,902,327

34 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Aggressive
Fund
NVIT Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class II Shares $ 344,535,355 $ 1,099,871,810
Class P Shares 38,254,853 99,110,297
Total $ 382,790,208 $ 1,198,982,107
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 23,757,773 76,258,726
Class P Shares 2,653,583 6,924,197
Total 26,411,356 83,182,923
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 14.50 $ 14.42
Class P Shares $ 14.42 $ 14.31
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 35
NVIT Investor
Destinations Moderate
Fund
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,493,275,625 $ 802,667,495 $ 717,837,341
42,330,844 3,006,069 5,064,986
$ 2,535,606,469 $ 805,673,564 $ 722,902,327
193,101,256 68,325,871 67,009,725
3,291,121 257,291 474,025
196,392,377 68,583,162 67,483,750
$ 12.91 $ 11.75 $ 10.71
$ 12.86 $ 11.68 $ 10.69

36 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,580,407,131 $ 1,455,066,048
Investment securities of unaffiliated issuers, at value
*
68,272,616 73,179,157
Repurchase agreement, at value 29,614,615 17,718,643
Cash — —
Deposits with broker for futures contracts — —
Dividends receivable 6 3
Security lending income receivable 9,702 17,930
Receivable for investments sold 668,451 145,743
Receivable for capital shares issued 31 129,762
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 7,206 6,644
Total Assets 1,678,979,758 1,546,263,930
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 660,899 132,777
Payable for variation margin on futures contracts — —
Cash overdraft (Note 2) 52,811 155,395
Payable upon return of securities loaned (Note 2) 29,614,615 17,718,643
Accrued expenses and other payables:
Investment advisory fees 176,394 163,205
Fund administration fees 66,865 73,665
Distribution fees 339,406 314,221
Administrative servicing fees 200,608 188,269
Accounting and transfer agent fees 192 160
Trustee fees 739 734
Custodian fees 14,471 14,541
Compliance program costs (Note 3) 1,639 1,513
Professional fees 19,113 20,112
Printing fees 7,641 1,089
Other 6,258 11,359
Total Liabilities 31,161,651 18,795,683
Net Assets $ 1,647,818,107 $ 1,527,468,247
* Includes value of securities on loan (Note 2) — 37,745,984
Cost of investment securities of affiliated issuers 1,289,251,955 1,002,932,804
Cost of investment securities of unaffiliated issuers 64,375,490 69,223,168
Cost of repurchase agreement 29,614,615 17,718,643
Represented by:
Capital $ 1,314,145,485 $ 1,029,642,183
Total distributable earnings (loss) 333,672,622 497,826,064
Net Assets $ 1,647,818,107 $ 1,527,468,247

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 463,757,524 $ 1,164,294,189
19,657,255 54,459,219
4,650,118 23,327,202
20,096,932 56,153,454
5,473,978 18,589,936
1,633 4,431
2,607 10,190
3,397 538,200
269,832 —
21,308 33,472
2,202 5,479
513,936,786 1,317,415,772
240,985 —
5,721 609,784
216,090 678,478
— —
4,650,118 23,327,202
62,658 159,449
43,357 59,495
104,074 264,797
61,515 154,832
71 134
281 587
3,801 8,830
510 1,256
14,793 18,427
4,631 6,118
2,608 4,342
5,411,213 25,293,731
$ 508,525,573 $ 1,292,122,041
11,767,501 36,725,982
384,707,887 928,500,790
18,539,694 52,244,317
4,650,118 23,327,202
$ 444,739,884 $ 1,051,844,058
63,785,689 240,277,983
$ 508,525,573 $ 1,292,122,041

38 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ — $ —
Class II Shares 1,635,701,369 1,511,191,089
Class P Shares 12,116,738 16,277,158
Total $ 1,647,818,107 $ 1,527,468,247
Shares Outstanding (unlimited number of shares authorized):
Class I Shares — —
Class II Shares 95,554,068 76,111,250
Class P Shares 708,793 822,806
Total 96,262,861 76,934,056
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ — $ —
Class II Shares $ 17.12 $ 19.86
Class P Shares $ 17.09 $ 19.78
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 39
NVIT Investor
Destinations Managed
Growth & Income Fund
NVIT Investor
Destinations Managed
Growth Fund
$ 1,571,101 $ 4,361,194
506,954,472 1,287,760,847
— —
$ 508,525,573 $ 1,292,122,041
130,138 332,735
42,172,632 98,662,518
— —
42,302,770 98,995,253
$ 12.07 $ 13.11
$ 12.02 $ 13.05
$ — $ —

40 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
NVIT Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 154,372 $ 627,132
Dividend income from unaffiliated issuers 59,114 303,275
Interest income from affiliated issuers 45,225 235,414
Income from securities lending (Note 2) 3,614 18,005
Interest income (unaffiliated) 31 68
Total Income 262,356 1,183,894
EXPENSES:
Investment advisory fees 232,308 751,375
Fund administration fees 61,390 151,141
Distribution fees Class II Shares 401,882 1,327,381
Distribution fees Class P Shares 44,870 117,584
Administrative servicing fees Class II Shares 241,130 796,433
Professional fees 13,876 28,906
Printing fees 9,395 16,641
Trustee fees 5,159 16,975
Custodian fees 5,303 18,922
Accounting and transfer agent fees 279 504
Compliance program costs (Note 3) 671 2,180
Other 2,096 11,264
Total Expenses 1,018,359 3,239,306
NET INVESTMENT INCOME/(LOSS) (756,003) (2,055,412)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 88,001 4,255,166
Transactions in investment securities of unaffiliated issuers (18,796) (195,888)
Net realized gains (losses) 69,205 4,059,278
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 37,805,045 103,368,198
Investment securities of unaffiliated issuers 435,486 2,290,074
Net change in unrealized appreciation/depreciation 38,240,531 105,658,272
Net realized/unrealized gains (losses) 38,309,736 109,717,550
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 37,553,733 $ 107,662,138

Investor Destinations Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 41
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
$ 2,020,805 $ 1,005,949 $ 1,235,705
579,682 289,737 205,729
1,910,185 1,041,534 1,463,958
71,540 35,497 36,300
298 84 112
4,582,510 2,372,801 2,941,804
1,626,366 521,573 480,929
310,257 111,733 105,001
3,079,289 999,420 919,185
48,368 3,614 5,687
1,847,583 599,655 551,514
52,560 23,256 22,835
28,074 13,324 11,709
36,929 11,930 11,079
43,152 14,557 14,381
919 411 407
4,724 1,519 1,403
26,246 8,342 7,644
7,104,467 2,309,334 2,131,774
(2,521,957) 63,467 810,030
15,291,268 3,664,918 4,226,030
180,337 99,041 (36,502)
15,471,605 3,763,959 4,189,528
157,637,130 31,132,233 8,667,083
(640,211) (42,219) (1,858,469)
156,996,919 31,090,014 6,808,614
172,468,524 34,853,973 10,998,142
$ 169,946,567 $ 34,917,440 $ 11,808,172

42 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Balanced Fund
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Interest income from affiliated issuers $ 1,840,808 $ 570,793
Dividend income from affiliated issuers 1,513,906 822,080
Dividend income from unaffiliated issuers 323,964 429,249
Income from securities lending (Note 2) 38,071 58,927
Interest income (unaffiliated) 129 134
Total Income 3,716,878 1,881,183
EXPENSES:
Investment advisory fees 1,057,961 973,031
Fund administration fees 204,411 197,108
Distribution fees Class II Shares 2,019,960 1,852,009
Distribution fees Class P Shares 14,602 19,223
Administrative servicing fees Class I Shares — —
Administrative servicing fees Class II Shares 1,211,982 1,111,210
Professional fees 38,641 33,077
Printing fees 16,580 14,564
Trustee fees 24,149 22,023
Custodian fees 28,479 25,173
Accounting and transfer agent fees 550 547
Compliance program costs (Note 3) 3,090 2,819
Other 17,085 15,396
Total expenses before expenses reimbursed 4,637,490 4,266,180
Expenses reimbursed by adviser (Note 3) — —
Total Expenses 4,637,490 4,266,180
NET INVESTMENT LOSS (920,612) (2,384,997)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 6,771,841 7,792,844
Transactions in investment securities of unaffiliated issuers 138,861 97,425
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 6,910,702 7,890,269
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 84,644,028 115,916,014
Investment securities of unaffiliated issuers 334,302 (328,787)
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 84,978,330 115,587,227
Net realized/unrealized gains (losses) 91,889,032 123,477,496
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 90,968,420 $ 121,092,499
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 43
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 552,814 $ 888,403
450,679 961,469
87,775 231,239
10,343 34,727
5,655 22,566
1,107,266 2,138,404
374,266 936,038
77,755 161,789
621,882 1,554,934
— —
1,135 3,073
373,131 932,965
18,065 31,601
8,514 10,780
7,372 18,304
8,885 21,194
202 390
947 2,357
4,801 12,642
1,496,955 3,686,067
(123,370) (188,698)
1,373,585 3,497,369
(266,319) (1,358,965)
2,898,839 3,829,604
48,351 54,792
340,947 34,258,612
3,288,137 38,143,008
24,380,899 77,954,471
82,348 (269,481)
(1,463,998) (6,454,487)
22,999,249 71,230,503
26,287,386 109,373,511
$ 26,021,067 $ 108,014,546

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (756,003) $ 4,284,714
Net realized gains 69,205 3,890,571
Net change in unrealized appreciation/depreciation 38,240,531 27,915,099
Change in net assets resulting from operations 37,553,733 36,090,384
Distributions to Shareholders From:
Distributable earnings:
Class II — (17,065,199)
Class P — (1,909,833)
Change in net assets from shareholder distributions — (18,975,032)
Change in net assets from capital transactions 15,194,080 18,855,073
Change in net assets 52,747,813 35,970,425
Net Assets:
Beginning of period 330,042,395 294,071,970
End of period $ 382,790,208 $ 330,042,395
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 29,144,201 $ 30,370,969
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — 17,065,199
Cost of shares redeemed (14,943,731) (33,374,401)
Total Class II Shares 14,200,470 14,061,767
Class P Shares
Proceeds from shares issued 1,790,369 4,808,848
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — 1,909,833
Cost of shares redeemed (796,759) (1,925,375)
Total Class P Shares 993,610 4,793,306
Change in net assets from capital transactions $ 15,194,080 $ 18,855,073
SHARE TRANSACTIONS:
Class II Shares
Issued 2,099,881 2,535,991
Issued in merger (Note 10) — —
Reinvested — 1,483,930
Redeemed (1,071,639) (2,849,259)
Total Class II Shares 1,028,242 1,170,662
Class P Shares
Issued 129,594 406,873
Issued in merger (Note 10) — —
Reinvested — 167,236
Redeemed (57,880) (174,669)
Total Class P Shares 71,714 399,440
Total change in shares 1,099,956 1,570,102
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT Investor Destinations Moderately Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (2,055,412) $ 15,301,731 $ (2,521,957) $ 36,595,475
4,059,278 14,216,827 15,471,605 23,898,749
105,658,272 89,723,566 156,996,919 167,353,741
107,662,138 119,242,124 169,946,567 227,847,965
— (60,832,535) — (132,435,777)
— (5,147,105) — (1,529,019)
— (65,979,640) — (133,964,796)
(33,075,780) (26,244,711) (129,807,832) (125,432,920)
74,586,358 27,017,773 40,138,735 (31,549,751)
1,124,395,749 1,097,377,976 2,495,467,734 2,527,017,485
$ 1,198,982,107 $ 1,124,395,749 $ 2,535,606,469 $ 2,495,467,734
$ 15,876,813 $ 23,030,691 $ 11,194,775 $ 22,709,417
— — — 26,940,392
— 60,832,535 — 132,435,777
(49,579,505) (119,300,264) (146,330,843) (314,913,545)
(33,702,692) (35,437,038) (135,136,068) (132,827,959)
3,527,370 6,631,094 6,102,782 4,628,801
— — — 4,258,206
— 5,147,105 — 1,529,019
(2,900,458) (2,585,872) (774,546) (3,020,987)
626,912 9,192,327 5,328,236 7,395,039
$ (33,075,780) $ (26,244,711) $ (129,807,832) $ (125,432,920)
1,137,865 1,931,168 898,427 2,021,604
— — — 2,392,069
— 5,177,237 — 11,920,412
(3,592,801) (10,110,849) (11,686,906) (28,111,880)
(2,454,936) (3,002,444) (10,788,479) (11,777,795)
257,130 564,301 491,408 408,878
— — — 379,932
— 441,812 — 138,373
(210,814) (221,046) (61,841) (267,520)
46,316 785,067 429,567 659,663
(2,408,620) (2,217,377) (10,358,912) (11,118,132)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately Conservative Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 63,467 $ 12,110,200
Net realized gains 3,763,959 4,781,483
Net change in unrealized appreciation/depreciation 31,090,014 46,930,831
Change in net assets resulting from operations 34,917,440 63,822,514
Distributions to Shareholders From:
Distributable earnings:
Class II — (23,286,804)
Class P — (77,337)
Change in net assets from shareholder distributions — (23,364,141)
Change in net assets from capital transactions (41,780,682) (55,589,280)
Change in net assets (6,863,242) (15,130,907)
Net Assets:
Beginning of period 812,536,806 827,667,713
End of period $ 805,673,564 $ 812,536,806
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 6,749,991 $ 29,492,292
Dividends reinvested — 23,286,804
Cost of shares redeemed (48,592,492) (108,748,206)
Total Class II Shares (41,842,501) (55,969,110)
Class P Shares
Proceeds from shares issued 245,920 529,727
Dividends reinvested — 77,337
Cost of shares redeemed (184,101) (227,234)
Total Class P Shares 61,819 379,830
Change in net assets from capital transactions $ (41,780,682) $ (55,589,280)
SHARE TRANSACTIONS:
Class II Shares
Issued 590,453 2,798,268
Reinvested — 2,194,798
Redeemed (4,229,659) (10,302,666)
Total Class II Shares (3,639,206) (5,309,600)
Class P Shares
Issued 21,455 49,998
Reinvested — 7,337
Redeemed (16,223) (21,561)
Total Class P Shares 5,232 35,774
Total change in shares (3,633,974) (5,273,826)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT Investor Destinations Conservative Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 810,030 $ 12,436,296 $ (920,612) $ 24,504,114
4,189,528 1,108,158 6,910,702 12,103,954
6,808,614 38,656,809 84,978,330 100,128,655
11,808,172 52,201,263 90,968,420 136,736,723
— (7,973,054) — (45,298,323)
— (45,574) — (294,478)
— (8,018,628) — (45,592,801)
(84,226,663) 58,400,783 (75,224,153) (50,586,349)
(72,418,491) 102,583,418 15,744,267 40,557,573
795,320,818 692,737,400 1,632,073,840 1,591,516,267
$ 722,902,327 $ 795,320,818 $ 1,647,818,107 $ 1,632,073,840
$ 27,214,182 $ 190,853,011 $ 12,103,084 $ 50,705,100
— 7,973,054 — 45,298,323
(111,908,475) (140,561,688) (87,419,910) (147,875,274)
(84,694,293) 58,264,377 (75,316,826) (51,871,851)
700,154 617,023 493,628 2,046,910
— 45,574 — 294,478
(232,524) (526,191) (400,955) (1,055,886)
467,630 136,406 92,673 1,285,502
$ (84,226,663) $ 58,400,783 $ (75,224,153) $ (50,586,349)
2,575,766 19,320,801 724,507 3,270,335
— 780,906 — 3,001,877
(10,593,146) (14,084,984) (5,240,345) (9,873,055)
(8,017,380) 6,016,723 (4,515,838) (3,600,843)
66,317 61,714 29,692 134,935
— 4,477 — 19,567
(22,112) (51,666) (24,089) (70,235)
44,205 14,525 5,603 84,267
(7,973,175) 6,031,248 (4,510,235) (3,516,576)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital Appreciation Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (2,384,997) $ 20,558,708
Net realized gains (losses) 7,890,269 18,909,843
Net change in unrealized appreciation/depreciation 115,587,227 109,771,965
Change in net assets resulting from operations 121,092,499 149,240,516
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — (80,102,564)
Class P — (665,309)
Change in net assets from shareholder distributions — (80,767,873)
Change in net assets from capital transactions (70,936,011) (47,606,560)
Change in net assets 50,156,488 20,866,083
Net Assets:
Beginning of period 1,477,311,759 1,456,445,676
End of period $ 1,527,468,247 $ 1,477,311,759
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 6,545,427 6,735,589
Proceeds from shares issued from merger (Note 10) — 25,583,081
Dividends reinvested — 80,102,564
Cost of shares redeemed (77,827,197) (163,097,328)
Total Class II Shares (71,281,770) (50,676,094)
Class P Shares
Proceeds from shares issued 683,781 2,220,547
Proceeds from shares issued from merger (Note 10) — 1,378,750
Dividends reinvested — 665,309
Cost of shares redeemed (338,022) (1,195,072)
Total Class P Shares 345,759 3,069,534
Change in net assets from capital transactions $ (70,936,011) $ (47,606,560)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 340,731 388,345
Issued in merger (Note 10) — 1,511,002
Reinvested — 4,813,856
Redeemed (4,061,617) (9,722,738)
Total Class II Shares (3,720,886) (3,009,535)
Class P Shares
Issued 35,669 132,130
Issued in merger (Note 10 ) — 81,814
Reinvested — 40,176
Redeemed (17,836) (70,100)
Total Class P Shares 17,833 184,020
Total change in shares (3,703,053) (2,825,515)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT Investor Destinations Managed Growth & Income
Fund NVIT Investor Destinations Managed Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (266,319) $ 7,316,874 $ (1,358,965) $ 16,995,649
3,288,137 (15,096,028) 38,143,008 (24,856,459)
22,999,249 29,200,775 71,230,503 79,598,934
26,021,067 21,421,621 108,014,546 71,738,124
— (15,687) — (64,132)
— (5,906,096) — (22,184,683)
— — — —
— (5,921,783) — (22,248,815)
(13,733,424) (13,217,993) (29,971,231) (22,991,502)
12,287,643 2,281,845 78,043,315 26,497,807
496,237,930 493,956,085 1,214,078,726 1,187,580,919
$ 508,525,573 $ 496,237,930 $ 1,292,122,041 $ 1,214,078,726
$ 164,044 $ 247,161 $ 481,892 $ 531,740
— 15,687 — 64,132
(75,345) (128,758) (86,024) (242,351)
88,699 134,090 395,868 353,521
5,022,350 8,624,157 8,864,303 17,654,377
— — — —
— 5,906,096 — 22,184,683
(18,844,473) (27,882,336) (39,231,402) (63,184,083)
(13,822,123) (13,352,083) (30,367,099) (23,345,023)
— — — —
— — — —
— — — —
— — — —
— — — —
$ (13,733,424) $ (13,217,993) $ (29,971,231) $ (22,991,502)
13,991 22,618 39,122 48,101
— 1,444 — 5,767
(6,311) (11,798) (6,758) (21,559)
7,680 12,264 32,364 32,309
427,110 796,184 708,884 1,628,792
— — — —
— 545,346 — 1,998,620
(1,605,304) (2,579,398) (3,126,679) (5,658,165)
(1,178,194) (1,237,868) (2,417,795) (2,030,753)
— — — —
— — — —
— — — —
— — — —
— — — —
(1,170,514) (1,225,604) (2,385,431) (1,998,444)

50 - Statements of Cash Flows - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 34,917,440 $ 11,808,172
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (9,992,123) (27,472,239)
Proceeds from disposition of investment securities of affiliated issuers 67,512,430 131,148,545
Purchase of investment securities of unaffiliated issuers (14,825,327) (19,839,036)
Proceeds from disposition of investment securities of unaffiliated issuers 1,024,838 2,256,346
Purchase of short-term investments, net (20,127,382) (2,560,493)
Reinvestment of dividend income from affiliated issuers (1,005,949) (1,235,705)
Reinvestment of interest income from affiliated issuers (1,041,534) (1,463,958)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (31,132,233) (8,667,083)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 42,219 1,858,469
Net realized (gain) loss from transactions in investment securities of affiliated issuers (3,664,918) (4,226,030)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (99,041) 36,502
(Increase) decrease in reimbursement from investment adviser – –
(Increase) decrease in receivable for investments sold (341,775) (338,049)
(Increase) decrease in securities lending income receivable (6,522) (9,045)
(Increase) decrease in interest and dividends receivable 18 108
(Increase) decrease in prepaid expenses (2,285) (2,284)
Increase (decrease) in payable for investments purchased – 29,548
Increase (decrease) in collateral for securities lending payable 20,127,382 2,560,493
Increase (decrease) in variation margin payable – –
Increase (decrease) in investment advisory fees payable (2,806) (10,732)
Increase (decrease) in fund administration fees payable 20,967 19,737
Increase (decrease) in distribution fees payable (5,385) (20,629)
Increase (decrease) in administrative servicing fees payable (3,198) (11,705)
Increase (decrease) in accounting and transfer agent fees payable 5 10
Increase (decrease) in trustee fees payable 35 75
Increase (decrease) in custodian fees payable 2,132 2,430
Increase (decrease) in compliance program costs payable 12 (32)
Increase (decrease) in professional fees payable 8,566 8,855
Increase (decrease) in printing fees payable 793 7
Increase (decrease) in other payables 1,819 1,749
Net cash provided by (used by) operating activities 41,408,178 83,874,026
Cash flows provided by (used in) financing activities
Proceeds from shares issued 7,011,273 27,922,033
Cost of shares redeemed (48,802,823) (111,810,954)
Increase (decrease) in cash overdraft 82,793 –
Net cash provided by (used by) financing activities (41,708,757) (83,888,921)
Net increase (decrease) in cash (300,579) (14,895)
Cash and restricted cash:
Beginning of period 300,579 201,938
End of period $ – $ 187,043
Reconciliation of cash and restricted cash at the end of the period to the
Statement of Assets and Liabilities:
Cash $ – $ 187,043
Restricted cash:
Deposits with broker for futures – –
$ – $ 187,043

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Cash Flows - 51
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$ 90,968,420 $ 26,021,067
(24,270,854) (9,024,992)
125,067,270 46,927,466
(22,470,549) (6,710,337)
1,095,445 975,536
(18,736,962) (2,724,177)
(1,513,906) (450,679)
(1,840,808) (552,814)
(84,644,028) (24,380,899)
(334,302) (82,348)
(6,771,841) (2,898,839)
(138,861) (48,351)
– 1,829
(668,451) (3,397)
(6,196) (1,647)
75 (1,123)
(4,817) (1,452)
(133,240) 66,443
18,736,962 2,724,177
– 155,716
(1,849) 320
21,112 21,700
(3,534) 495
(2,276) 260
3 1
50 (8)
3,556 1,442
46 18
11,516 7,818
3,297 565
4,499 1,116
74,369,777 30,024,906
12,596,711 4,929,636
(87,628,647) (18,914,784)
52,811 –
(74,979,125) (13,985,148)
(609,348) 16,039,758
609,348 9,531,152
$ – $ 25,570,910
$ – $ 20,096,932
– 5,473,978
$ – $ 25,570,910

52 - Statements of Cash Flows - June 30, 2021 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
Supplemental disclosure of cash flow information:
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $2,047,483 $2,699,663
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Statements of Cash Flows - 53
NVIT Investor
Destinations Balanced
Fund
NVIT Investor
Destinations Managed
Growth & Income Fund
$3,354,714 $1,003,493

54 - Financial Highlights - June 30, 2021 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Aggressive Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.05 (0.03) 1.48 1.45 — — — $ 14.50 11.11% $ 344,535,355 0.58% (0.44)% 0.58% 4.83%
Year Ended December 31,
2020 $ 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) $ 13.05 12.82% $ 296,577,786 0.59% 1.53% 0.59% 15.71%
Year Ended December 31,
2019 $ 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) $ 12.40 23.73% $ 267,227,664 0.59% 1.86% 0.59% 12.92%(g)
Year Ended December 31,
2018 $ 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) $ 11.21 (8.85)% $ 241,289,511 0.59% 1.42% 0.59% 17.14%
Year Ended December 31,
2017 $ 12.56 0.19 2.06 2.25 (0.20) (1.01) (1.21) $ 13.60 18.43% $ 297,792,516 0.59% 1.46% 0.59% 17.58%
Year Ended December 31,
2016 $ 12.61 0.19 0.95 1.14 (0.20) (0.99) (1.19) $ 12.56 9.47% $ 268,268,215 0.59% 1.54% 0.59% 13.64%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.96 (0.02) 1.48 1.46 — — — $ 14.42 11.27% $ 38,254,853 0.43% (0.29)% 0.43% 4.83%
Year Ended December 31,
2020 $ 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) $ 12.96 13.00% $ 33,464,609 0.44% 1.75% 0.44% 15.71%
Year Ended December 31,
2019 $ 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) $ 12.30 23.80% $ 26,844,306 0.44% 2.19% 0.44% 12.92%(g)
Year Ended December 31,
2018 $ 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) $ 11.14 (8.66)% $ 19,452,693 0.44% 1.70% 0.44% 17.14%
Year Ended December 31,
2017 $ 12.49 0.25 2.02 2.27 (0.23) (1.01) (1.24) $ 13.52 18.65% $ 19,071,860 0.44% 1.88% 0.44% 17.58%
Year Ended December 31,
2016 $ 12.56 0.25 0.90 1.15 (0.23) (0.99) (1.22) $ 12.49 9.52% $ 12,672,755 0.44% 1.96% 0.44% 13.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2021 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Aggressive Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.15 (0.03) 1.30 1.27 — — — $ 14.42 9.66% $ 1,099,871,810 0.57% (0.37)% 0.57% 3.10%
Year Ended December 31,
2020 $ 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) $ 13.15 12.33% $ 1,034,734,162 0.58% 1.49% 0.58% 13.54%
Year Ended December 31,
2019 $ 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) $ 12.51 21.83% $ 1,021,890,580 0.57% 1.89% 0.57% 11.88%(g)
Year Ended December 31,
2018 $ 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) $ 11.58 (7.73)% $ 958,861,754 0.57% 1.54% 0.57% 10.53%
Year Ended December 31,
2017 $ 13.12 0.21 1.92 2.13 (0.22) (0.92) (1.14) $ 14.11 16.68% $ 1,188,296,474 0.57% 1.49% 0.57% 11.81%
Year Ended December 31,
2016 $ 13.29 0.22 0.86 1.08 (0.23) (1.02) (1.25) $ 13.12 8.48% $ 1,147,160,227 0.57% 1.63% 0.57% 7.23%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.04 (0.01) 1.28 1.27 — — — $ 14.31 9.74% $ 99,110,297 0.42% (0.22)% 0.42% 3.10%
Year Ended December 31,
2020 $ 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) $ 13.04 12.53% $ 89,661,587 0.43% 1.75% 0.43% 13.54%
Year Ended December 31,
2019 $ 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) $ 12.39 22.04% $ 75,487,396 0.42% 2.22% 0.42% 11.88%(g)
Year Ended December 31,
2018 $ 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) $ 11.48 (7.61)% $ 57,797,459 0.42% 1.90% 0.42% 10.53%
Year Ended December 31,
2017 $ 13.04 0.26 1.88 2.14 (0.25) (0.92) (1.17) $ 14.01 16.83% $ 55,403,998 0.42% 1.86% 0.42% 11.81%
Year Ended December 31,
2016 $ 13.22 0.27 0.83 1.10 (0.26) (1.02) (1.28) $ 13.04 8.64% $ 40,685,751 0.42% 2.08% 0.42% 7.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - June 30, 2021 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderate Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.07 (0.01) 0.85 0.84 — — — $ 12.91 6.96% $ 2,493,275,625 0.57% (0.20)% 0.57% 3.33%
Year Ended December 31,
2020 $ 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) $ 12.07 10.34% $ 2,461,084,926 0.57% 1.56% 0.57% 12.14%
Year Ended December 31,
2019 $ 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) $ 11.60 17.74% $ 2,501,623,787 0.57% 1.99% 0.57% 11.80%(g)
Year Ended December 31,
2018 $ 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) $ 11.06 (5.68)% $ 2,385,344,671 0.57% 1.73% 0.57% 11.64%
Year Ended December 31,
2017 $ 12.47 0.21 1.37 1.58 (0.23) (0.80) 1.03 $ 13.02 12.93% $ 2,859,354,097 0.57% 1.62% 0.57% 10.36%
Year Ended December 31,
2016 $ 12.54 0.22 0.66 0.88 (0.24) (0.71) (0.95) $ 12.47 7.14% $ 2,773,909,639 0.57% 1.75% 0.57% 6.95%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.02 — 0.84 0.84 — — — $ 12.86 6.99% $ 42,330,844 0.42% (0.05)% 0.42% 3.33%
Year Ended December 31,
2020 $ 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) $ 12.02 10.59% $ 34,382,808 0.42% 1.98% 0.42% 12.14%
Year Ended December 31,
2019 $ 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) $ 11.53 17.83% $ 25,393,698 0.42% 2.28% 0.42% 11.80%(g)
Year Ended December 31,
2018 $ 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) $ 11.01 (5.53)% $ 20,919,931 0.42% 2.03% 0.42% 11.64%
Year Ended December 31,
2017 $ 12.42 0.24 1.36 1.60 (0.25) (0.80) (1.05) $ 12.97 13.16% $ 20,936,285 0.42% 1.86% 0.42% 10.36%
Year Ended December 31,
2016 $ 12.50 0.28 0.61 0.89 (0.26) (0.71) (0.97) $ 12.42 7.28% $ 17,789,475 0.42% 2.23% 0.42% 6.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2021 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Moderately Conservative
Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.25 — 0.50 0.50 — — — $ 11.75 4.44% $ 802,667,495 0.58% 0.02% 0.58% 3.33%
Year Ended December 31,
2020 $ 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) $ 11.25 8.55% $ 809,718,311 0.58% 1.54% 0.58% 14.41%
Year Ended December 31,
2019 $ 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) $ 10.68 13.48% $ 825,374,838 0.58% 2.01% 0.58% 8.43%(g)
Year Ended December 31,
2018 $ 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) $ 10.14 (3.73)% $ 804,423,216 0.57% 1.87% 0.57% 10.79%
Year Ended December 31,
2017 $ 11.07 0.20 0.80 1.00 (0.21) (0.49) (0.70) $ 11.37 9.21% $ 929,931,161 0.57% 1.72% 0.57% 10.93%
Year Ended December 31,
2016 $ 11.08 0.21 0.42 0.63 (0.22) (0.42) (0.64) $ 11.07 5.70% $ 937,189,821 0.57% 1.84% 0.57% 10.47%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.18 0.01 0.49 0.50 — — — $ 11.68 4.47% $ 3,006,069 0.43% 0.17% 0.43% 3.33%
Year Ended December 31,
2020 $ 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) $ 11.18 8.71% $ 2,818,495 0.43% 1.83% 0.43% 14.41%
Year Ended December 31,
2019 $ 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) $ 10.60 13.67% $ 2,292,875 0.43% 2.28% 0.43% 8.43%(g)
Year Ended December 31,
2018 $ 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) $ 10.07 (3.58)% $ 1,925,910 0.42% 2.14% 0.42% 10.79%
Year Ended December 31,
2017 $ 11.01 0.22 0.79 1.01 (0.23) (0.49) (0.72) $ 11.30 9.33% $ 1,892,566 0.42% 1.90% 0.42% 10.93%
Year Ended December 31,
2016 $ 11.03 0.23 0.41 0.64 (0.24) (0.42) (0.66) $ 11.01 5.83% $ 1,787,867 0.42% 2.10% 0.42% 10.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - June 30, 2021 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Conservative Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.54 0.01 0.16 0.17 — — — $ 10.71 1.61% $ 717,837,341 0.58% 0.22% 0.58% 6.70%
Year Ended December 31,
2020 $ 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) $ 10.54 6.71% $ 790,805,366 0.58% 1.66% 0.58% 22.58%
Year Ended December 31,
2019 $ 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) $ 9.98 9.53% $ 688,612,905 0.58% 2.06% 0.58% 15.84%(g)
Year Ended December 31,
2018 $ 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) $ 9.50 (1.80)% $ 683,884,962 0.58% 2.02% 0.58% 16.29%
Year Ended December 31,
2017 $ 9.93 0.18 0.38 0.56 (0.20) (0.21) (0.41) $ 10.08 5.68% $ 748,138,526 0.57% 1.79% 0.57% 12.99%
Year Ended December 31,
2016 $ 9.92 0.19 0.23 0.42 (0.20) (0.21) (0.41) $ 9.93 4.26% $ 796,573,129 0.57% 1.88% 0.57% 16.88%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.51 0.02 0.16 0.18 — — — $ 10.69 1.71% $ 5,064,986 0.43% 0.37% 0.43% 6.70%
Year Ended December 31,
2020 $ 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) $ 10.51 6.95% $ 4,515,452 0.43% 1.82% 0.43% 22.58%
Year Ended December 31,
2019 $ 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) $ 9.93 9.65% $ 4,124,495 0.43% 2.30% 0.43% 15.84%(g)
Year Ended December 31,
2018 $ 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) $ 9.46 (1.62)% $ 3,554,980 0.43% 2.32% 0.43% 16.29%
Year Ended December 31,
2017 $ 9.89 0.21 0.37 0.58 (0.22) (0.21) (0.43) $ 10.04 5.89% $ 2,914,874 0.42% 2.06% 0.42% 12.99%
Year Ended December 31,
2016 $ 9.89 0.21 0.22 0.43 (0.22) (0.21) (0.43) $ 9.89 4.35% $ 2,473,609 0.42% 2.10% 0.42% 16.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2021 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Balanced Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 16.20 (0.01) 0.93 0.92 — — — $ 17.12 5.68% $ 1,635,701,369 0.57% (0.11)% 0.57% 3.07%
Year Ended December 31,
2020 $ 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) $ 16.20 9.41% $ 1,620,709,027 0.57% 1.61% 0.57% 14.53%
Year Ended December 31,
2019 $ 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) $ 15.26 15.34% $ 1,582,104,171 0.57% 2.06% 0.57% 12.40%(g)
Year Ended December 31,
2018 $ 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) $ 14.39 (4.85)% $ 1,475,911,717 0.57% 1.87% 0.57% 13.01%
Year Ended December 31,
2017 $ 15.12 0.27 1.40 1.67 (0.29) (0.39) (0.68) $ 16.11 11.13% $ 1,655,714,228 0.57% 1.73% 0.57% 10.76%
Year Ended December 31,
2016 $ 14.84 0.29 0.64 0.93 (0.29) (0.36) (0.65) $ 15.12 6.30% $ 1,547,268,999 0.57% 1.92% 0.57% 6.90%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 16.16 — 0.93 0.93 — — — $ 17.09 5.76% $ 12,116,738 0.42% 0.04% 0.42% 3.07%
Year Ended December 31,
2020 $ 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) $ 16.16 9.50% $ 11,364,813 0.42% 1.91% 0.42% 14.53%
Year Ended December 31,
2019 $ 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) $ 15.21 15.51% $ 9,412,096 0.42% 2.42% 0.42% 12.40%(g)
Year Ended December 31,
2018 $ 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) $ 14.35 (4.63)% $ 7,386,544 0.42% 2.16% 0.42% 13.01%
Year Ended December 31,
2017 $ 15.08 0.31 1.38 1.69 (0.32) (0.39) (0.71) $ 16.06 11.27% $ 6,863,155 0.42% 1.98% 0.42% 10.76%
Year Ended December 31,
2016 $ 14.81 0.33 0.61 0.94 (0.31) (0.36) (0.67) $ 15.08 6.42% $ 5,460,690 0.42% 2.21% 0.42% 6.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

60 - Financial Highlights - June 30, 2021 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Investor Destinations
Capital Appreciation Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 18.32 (0.03) 1.57 1.54 — — — $ 19.86 8.41% $ 1,511,191,089 0.57% (0.32)% 0.57% 2.00%
Year Ended December 31,
2020 $ 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) $ 18.32 11.62% $ 1,462,628,396 0.57% 1.52% 0.57% 12.84%
Year Ended December 31,
2019 $ 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) $ 17.45 19.94% $ 1,445,670,067 0.57% 1.91% 0.57% 9.90%(g)
Year Ended December 31,
2018 $ 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) $ 16.03 (6.47)% $ 1,362,536,105 0.57% 1.63% 0.57% 11.49%
Year Ended December 31,
2017 $ 17.06 0.28 2.21 2.49 (0.30) (0.68) (0.98) $ 18.57 14.81% $ 1,601,948,889 0.57% 1.56% 0.57% 11.50%
Year Ended December 31,
2016 $ 16.78 0.29 0.99 1.28 (0.31) (0.69) (1.00) $ 17.06 7.74% $ 1,501,709,451 0.57% 1.72% 0.57% 6.98%
Class P Shares
Six Months Ended June 30,
2021 (Unaudited) $ 18.24 (0.02) 1.56 1.54 — — — $ 19.78 8.44% $ 16,277,158 0.42% (0.17)% 0.42% 2 .00%
Year Ended December 31,
2020 $ 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) $ 18.24 11.80% $ 14,683,363 0.42% 1.96% 0.42% 12.84%
Year Ended December 31,
2019 $ 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) $ 17.35 20.11% $ 10,775,609 0.42% 2.25% 0.42% 9.90%(g)
Year Ended December 31,
2018 $ 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) $ 15.95 (6.36)% $ 8,387,222 0.42% 2.03% 0.42% 11.49%
Year Ended December 31,
2017 $ 17.00 0.34 2.18 2.52 (0.34) (0.68) (1.02) $ 18.50 14.99% $ 7,596,362 0.42% 1.89% 0.42% 11.50%
Year Ended December 31,
2016 $ 16.72 0.35 0.96 1.31 (0.34) (0.69) (1.03) $ 17.00 7.95% $ 5,718,553 0.42% 2.05% 0.42% 6.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2021 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth & Income
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.45 0.01 0.61 0.62 — — — $ 12.07 5.41% $ 1,571,101 0.30% 0.14% 0.35% 3.44%
Year Ended December 31,
2020 $ 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) $ 11.45 4.83% $ 1,402,080 0.30% 1.91% 0.35% 13.58%
Year Ended December 31,
2019 $ 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) $ 11.06 13.37% $ 1,218,343 0.30% 2.44% 0.35% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) $ 10.21 (5.38)% $ 945,358 0.30% 2.28% 0.35% 14.15%
Year Ended December 31,
2017 $ 10.47 0.23 1.27 1.50 (0.23) (0.11) (0.34) $ 11.63 14.30% $ 824,776 0.30% 2.03% 0.35% 11.42%
Year Ended December 31,
2016 $ 10.08 0.19 0.41 0.60 (0.21) — (0.21) $ 10.47 5.94% $ 591,112 0.30% 1.88% 0.35% 11.31%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.41 (0.01) 0.62 0.61 — — — $ 12.02 5.35% $ 506,954,472 0.55% (0.11)% 0.60% 3.44%
Year Ended December 31,
2020 $ 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) $ 11.41 4.56% $ 494,835,850 0.55% 1.54% 0.60% 13.58%
Year Ended December 31,
2019 $ 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) $ 11.05 13.00% $ 492,737,742 0.55% 2.09% 0.60% 18.32%(h)
Year Ended December 31,
2018 $ 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) $ 10.21 (5.63)% $ 443,903,612 0.55% 1.87% 0.60% 14.15%
Year Ended December 31,
2017 $ 10.47 0.19 1.28 1.47 (0.20) (0.11) (0.31) $ 11.63 14.03% $ 477,401,451 0.55% 1.69% 0.60% 11.42%
Year Ended December 31,
2016 $ 10.08 0.18 0.40 0.58 (0.19) — (0.19) $ 10.47 5.71% $ 413,895,760 0.55% 1.79% 0.60% 11.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

62 - Financial Highlights - June 30, 2021 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Investor Destinations
Managed Growth Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.01 — 1.10 1.10 — — — $ 13.11 9.16% $ 4,361,194 0.31% 0.03% 0.34% 3.66%
Year Ended December 31,
2020 $ 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) $ 12.01 6.59% $ 3,607,757 0.31% 1.88% 0.35% 13.50%
Year Ended December 31,
2019 $ 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) $ 11.49 15.52% $ 3,080,642 0.31% 2.39% 0.34% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) $ 10.43 (5.82)% $ 2,313,357 0.31% 2.11% 0.34% 12.01%
Year Ended December 31,
2017 $ 10.55 0.23 1.58 1.81 (0.22) (0.12) (0.34) $ 12.02 17.23% $ 2,233,996 0.31% 2.00% 0.34% 9.52%
Year Ended December 31,
2016 $ 10.03 0.29 0.44 0.73 (0.21) — (0.21) $ 10.55 7.23% $ 1,538,713 0.31% 2.81% 0.34% 8.34%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.98 (0.01) 1.08 1.07 — — — $ 13.05 8.93% $ 1,287,760,847 0.56% (0.22)% 0.59% 3.66%
Year Ended December 31,
2020 $ 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) $ 11.98 6.33% $ 1,210,470,969 0.56% 1.49% 0.60% 13.50%
Year Ended December 31,
2019 $ 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) $ 11.49 15.25% $ 1,184,500,277 0.56% 2.06% 0.59% 14.79%(h)
Year Ended December 31,
2018 $ 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) $ 10.43 (6.05)% $ 1,045,770,412 0.56% 1.78% 0.59% 12.01%
Year Ended December 31,
2017 $ 10.55 0.19 1.59 1.78 (0.19) (0.12) (0.31) $ 12.02 16.96% $ 1,088,593,786 0.56% 1.64% 0.59% 9.52%
Year Ended December 31,
2016 $ 10.03 0.18 0.52 0.70 (0.18) — (0.18) $ 10.55 6.95% $ 886,774,641 0.56% 1.77% 0.59% 8.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 63
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC.
Shares of Investor Destinations Moderate and Investor
Destinations Capital Appreciation are also held by other
unaffiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide
Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II
and Class P shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund
and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets

64 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded
funds ("ETFs") are generally valued at the last quoted sale
price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Shares of registered open-end Underlying Funds and shares of
ETFs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Statements of Investments list each Underlying Fund
held as of period end as an investment of each Fund, but do
not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended June 30, 2021, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 June 30, 2021 2.15%
July 1, 2021 no less than 0.00% per annum.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 65
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,814,799 $ – $ – $ 27,814,799
Investment Companies 351,510,596 – – 351,510,596
Investment Contract – – 3,680,317 3,680,317
Repurchase Agreement – 383,041 – 383,041
Total $ 379,325,395 $ 383,041 $ 3,680,317 $ 383,388,753
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 111,917,446 $ – $ – $ 111,917,446
Investment Companies 1,067,549,516 – – 1,067,549,516
Investment Contract – – 20,176,569 20,176,569
Repurchase Agreements – 14,106,695 – 14,106,695
Total $ 1,179,466,962 $ 14,106,695 $ 20,176,569 $ 1,213,750,226
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 159,460,037 $ – $ – $ 159,460,037
Investment Companies 2,204,521,701 – – 2,204,521,701
Investment Contract – – 172,953,682 172,953,682
Repurchase Agreements – 46,273,918 – 46,273,918
Total $ 2,363,981,738 $ 46,273,918 $ 172,953,682 $ 2,583,209,338
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 69,249,484 $ – $ – $ 69,249,484
Investment Companies 641,354,118 – – 641,354,118
Investment Contract – – 95,528,719 95,528,719
Repurchase Agreements – 21,438,125 – 21,438,125
Total $ 710,603,602 $ 21,438,125 $ 95,528,719 $ 827,570,446
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,592,383 $ – $ – $ 62,592,383
Investment Companies 530,629,024 – – 530,629,024
Investment Contract – – 130,089,197 130,089,197
Repurchase Agreements – 29,795,631 – 29,795,631
Total $ 593,221,407 $ 29,795,631 $ 130,089,197 $ 753,106,235

66 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 96,958,655 $ – $ – $ 96,958,655
Investment Companies 1,381,770,332 – – 1,381,770,332
Investment Contract – – 169,950,760 169,950,760
Repurchase Agreements – 29,614,615 – 29,614,615
Total $ 1,478,728,987 $ 29,614,615 $ 169,950,760 $ 1,678,294,362
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 141,256,772 $ – $ – $ 141,256,772
Investment Companies 1,335,576,673 – – 1,335,576,673
Investment Contract – – 51,411,760 51,411,760
Repurchase Agreements – 17,718,643 – 17,718,643
Total $ 1,476,833,445 $ 17,718,643 $ 51,411,760 $ 1,545,963,848
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,869,859 $ – $ – $ 27,869,859
Futures Contracts 593,963 – – 593,963
Investment Companies 405,696,344 – – 405,696,344
Investment Contract – – 49,848,576 49,848,576
Repurchase Agreements – 4,650,118 – 4,650,118
Total Assets $ 434,160,166 $ 4,650,118 $ 49,848,576 $ 488,658,860
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (971,758) $ – $ – $ (971,758)
Total Liabilities $ (971,758) $ – $ – $ (971,758)
Total $ 433,188,408 $ 4,650,118 $ 49,848,576 $ 487,687,102
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 74,908,812 $ – $ – $ 74,908,812
Futures Contracts 2,242,002 – – 2,242,002
Investment Companies 1,060,598,150 – – 1,060,598,150
Investment Contract – – 83,246,446 83,246,446
Repurchase Agreements – 23,327,202 – 23,327,202
Total Assets $ 1,137,748,964 $ 23,327,202 $ 83,246,446 $ 1,244,322,612
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,137,358) $ – $ – $ (3,137,358)
Total Liabilities $ (3,137,358) $ – $ – $ (3,137,358)
Total $ 1,134,611,606 $ 23,327,202 $ 83,246,446 $ 1,241,185,254
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 67
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2020 $ 6,337,026 $ 6,337,026
Purchases
*
360,653 360,653
Sales (3,017,362) (3,017,362)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 3,680,317 $ 3,680,317
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2020 $ 29,228,167 $ 29,228,167
Purchases
*
510,174 510,174
Sales (9,561,772) (9,561,772)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 20,176,569 $ 20,176,569
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2020 $ 203,856,898 $ 203,856,898
Purchases
*
3,633,425 3,633,425
Sales (34,536,641) (34,536,641)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 172,953,682 $ 172,953,682
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2020 $ 106,742,098 $ 106,742,098
Purchases
*
2,070,287 2,070,287
Sales (13,283,666) (13,283,666)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 95,528,719 $ 95,528,719
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2020 $ 157,352,769 $ 157,352,769
Purchases
*
6,823,893 6,823,893
Sales (34,087,465) (34,087,465)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 130,089,197 $ 130,089,197
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2020 $ 184,951,846 $ 184,951,846
Purchases
*
4,051,241 4,051,241
Sales (19,052,327) (19,052,327)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 169,950,760 $ 169,950,760

68 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund's valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutualfundsnvit for
series of the Trust, at www.nationwide.com/mutualfunds for
series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2020 $ 61,484,744 $ 61,484,744
Purchases
*
830,248 830,248
Sales (10,903,232) (10,903,232)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 51,411,760 $ 51,411,760
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2020 $ 55,199,547 $ 55,199,547
Purchases
*
1,415,069 1,415,069
Sales (6,766,040) (6,766,040)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 49,848,576 $ 49,848,576
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2020 $ 95,314,173 $ 95,314,173
Purchases
*
2,007,441 2,007,441
Sales (14,075,168) (14,075,168)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of June 30, 2021 $ 83,246,446 $ 83,246,446
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs
Range (Weighted
Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 69
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, Funds that had overdrawn balances were as follows:
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Investor Destinations Managed Growth & Income and Investor
Destinations Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects.
First, each Fund has set a baseline target equity exposure
of 60%, which is represented by the Fund’s allocations to
underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures
contracts, each Fund may increase its equity exposure to a
maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 116,523
Investor Destinations Moderate 81,956
Investor Destinations Moderately Conservative 82,793
Investor Destinations Balanced 52,811
Investor Destinations Capital Appreciation 155,395

70 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 593,963
Total $ 593,963
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (971,758)
Total $ (971,758)
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 2,242,002
Total $ 2,242,002
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (3,137,358)
Total $ (3,137,358)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 340,947
Total $ 340,947
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 34,258,612
Total $ 34,258,612
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,463,998)
Total $ (1,463,998)

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 71
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
(d) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (6,454,487)
Total $ (6,454,487)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 44,959,778
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 281,501,083
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Aggressive $ 383,041
Investor Destinations Moderately Aggressive 14,106,695
Investor Destinations Moderate 46,273,918
Investor Destinations Moderately Conservative 21,438,125
Investor Destinations Conservative 29,795,631
Investor Destinations Balanced 29,614,615
Investor Destinations Capital Appreciation 17,718,643
Investor Destinations Managed Growth & Income 4,650,118
Investor Destinations Managed Growth 23,327,202

72 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2021, the joint repos on a gross basis were as follows:
Bank of America NA, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $10,000,014, collateralized by U.S. Government Agency
Securities, 2.50%, maturing 7/20/2050; total market value $10,200,000.
BofA Securities, Inc., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $42,500,059, collateralized by U.S. Government Agency
Securities, 2.89%, maturing 6/25/2029; total market value $43,350,000.
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.
MetLife, Inc., 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $102,742,282, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $104,839,069.
Pershing LLC, 0.08%, dated 6/30/2021, due 7/1/2021, repurchase price $191,494,426, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.20% - 8.50%, maturing 7/6/2021 - 8/20/2070; total market value $195,323,880.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 73
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Aggressive
Cantor Fitzgerald
& Co. $ 383,041 $ – $ 383,041 $ (383,041) $ –
Total $ 383,041 $ – $ 383,041 $ (383,041) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Aggressive
Cantor Fitzgerald
& Co. $ 2,106,695 $ – $ 2,106,695 $ (2,106,695) $ –
Investor
Destinations
Moderately
Aggressive CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Investor
Destinations
Moderately
Aggressive Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 14,106,695 $ – $ 14,106,695 $ (14,106,695) $ –

74 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate
Cantor Fitzgerald
& Co. $ 531,807 $ – $ 531,807 $ (531,807) $ –
Investor
Destinations
Moderate CF Secured, LLC 23,000,000 – 23,000,000 (23,000,000) –
Investor
Destinations
Moderate MetLife, Inc. 2,742,111 – 2,742,111 (2,742,111) –
Investor
Destinations
Moderate Pershing LLC 20,000,000 – 20,000,000 (20,000,000) –
Total $ 46,273,918 $ – $ 46,273,918 $ (46,273,918) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative
Bank of America
NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Investor
Destinations
Moderately
Conservative
Cantor Fitzgerald
& Co. 7,438,125 – 7,438,125 (7,438,125) –
Investor
Destinations
Moderately
Conservative MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Total $ 21,438,125 $ – $ 21,438,125 $ (21,438,125) $ –

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 75
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
Cantor Fitzgerald
& Co. $ 2,795,631 $ – $ 2,795,631 $ (2,795,631) $ –
Investor
Destinations
Conservative CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Investor
Destinations
Conservative MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Investor
Destinations
Conservative Pershing LLC 13,000,000 – 13,000,000 (13,000,000) –
Total $ 29,795,631 $ – $ 29,795,631 $ (29,795,631) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Balanced
BofA Securities,
Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Investor
Destinations
Balanced
Cantor Fitzgerald
& Co. 9,614,615 – 9,614,615 (9,614,615) –
Investor
Destinations
Balanced CF Secured, LLC 14,000,000 – 14,000,000 (14,000,000) –
Investor
Destinations
Balanced MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Total $ 29,614,615 $ – $ 29,614,615 $ (29,614,615) $ –

76 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Capital
Appreciation
BofA Securities,
Inc. $ 500,000 $ – $ 500,000 $ (500,000) $ –
Investor
Destinations
Capital
Appreciation
Cantor Fitzgerald
& Co. 2,218,643 – 2,218,643 (2,218,643) –
Investor
Destinations
Capital
Appreciation CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Investor
Destinations
Capital
Appreciation MetLife, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Investor
Destinations
Capital
Appreciation Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 17,718,643 $ – $ 17,718,643 $ (17,718,643) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
& Income
Cantor Fitzgerald
& Co. $ 1,650,118 $ – $ 1,650,118 $ (1,650,118) $ –
Investor
Destinations
Managed Growth
& Income Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 4,650,118 $ – $ 4,650,118 $ (4,650,118) $ –

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 77
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(i) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Managed Growth
Cantor Fitzgerald
& Co. $ 11,327,202 $ – $ 11,327,202 $ (11,327,202) $ –
Investor
Destinations
Managed Growth CF Secured, LLC 12,000,000 – 12,000,000 (12,000,000) –
Total $ 23,327,202 $ – $ 23,327,202 $ (23,327,202) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

78 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Nationwide Asset Management, LLC (the
“Subadviser”) as subadviser for Investor Destinations Managed
Growth & Income and Investor Destinations Managed Growth,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $31,073 during the six months ended June 30, 2021.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13
Investor Destinations Moderate All assets 0.13
Investor Destinations Moderately Conservative All assets 0.13
Investor Destinations Conservative All assets 0.13
Investor Destinations Balanced All assets 0.13
Investor Destinations Capital Appreciation All assets 0.13
Investor Destinations Managed Growth & Income All assets 0.15
Investor Destinations Managed Growth All assets 0.15
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 79
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $1,380,585 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28%
Investor Destinations Managed Growth & Income All Classes 0.15%
Investor Destinations Managed Growth All Classes 0.16%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Investor Destinations Managed
Growth & Income $ 122,601 $ 234,397 $ 240,665 $ 123,370 $ 721,033
Investor Destinations Managed
Growth 176,087 352,811 384,174 188,698 1,101,770
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

80 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $19,710.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2021 were as follows:
Fund Class I Class II
Investor Destinations Aggressive  N/A 0.15%
Investor Destinations Moderately Aggressive  N/A 0.15
Investor Destinations Moderate  N/A 0.15
Investor Destinations Moderately Conservative  N/A 0.15
Investor Destinations Conservative  N/A 0.15
Investor Destinations Balanced  N/A 0.15
Investor Destinations Capital Appreciation  N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 241,130
Investor Destinations Moderately Aggressive 796,433
Investor Destinations Moderate 1,847,583
Investor Destinations Moderately Conservative 599,655
Investor Destinations Conservative 551,514
Investor Destinations Balanced 1,211,982
Investor Destinations Capital Appreciation 1,111,210
Investor Destinations Managed Growth & Income 374,266
Investor Destinations Managed Growth 936,038
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,674,617 23,878,028 2,037,181 (828,001) 2,338 1,520,112 26,609,658 — —
NVIT International Index
Fund, Class Y 7,680,974 76,396,281 6,713,802 (2,786,120) (6,339) 6,861,431 87,179,055 — —

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 81
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Mid Cap Index Fund,
Class Y 2,273,942 50,496,205 4,365,388 (2,349,040) (42,471) 8,880,866 61,350,948 — —
NVIT S&P 500 Index Fund,
Class Y 5,496,450 116,538,636 11,022,727 (4,002,269) 8,758 18,240,549 141,808,401 — —
NVIT Small Cap Index Fund,
Class Y 755,008 6,862,091 582,052 (437,976) (83,422) 1,284,193 8,206,938 — —
Nationwide Core Plus Bond
Fund, Class R6 1,281,975 12,746,526 1,531,051 (450,960) (12,913) (160,666) 13,653,038 154,372 —
NVIT Bond Index Fund,
Class Y 1,154,778 12,029,710 1,309,917 (428,412) (17,915) (190,742) 12,702,558 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 304,752 11,279,083 77,036 (91,639) 5,910 1,298,710 12,569,100 — —
Nationwide Risk-Based
International Equity ETF 160,504 6,376,204 — (2,123,709) 234,055 70,592 4,557,142 — —
Nationwide Contract ^∞(a) $3,680,317 6,337,026 360,653 (3,017,362) — — 3,680,317 45,225 —
Total 322,939,790 27,999,807 (16,515,488) 88,001 37,805,045 372,317,155 199,597 —
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,170,485 64,170,806 856,521 (2,790,121) 342,602 3,689,198 66,269,006 — —
NVIT International Index
Fund, Class Y 20,562,725 221,440,722 3,067,813 (10,224,880) 946,063 18,157,211 233,386,929 — —
NVIT Mid Cap Index Fund,
Class Y 5,536,938 132,381,327 1,790,908 (7,472,705) 374,691 22,312,361 149,386,582 — —
NVIT S&P 500 Index Fund,
Class Y 16,137,505 370,265,747 6,514,497 (15,625,248) 2,153,711 53,038,929 416,347,636 — —
NVIT Small Cap Index Fund,
Class Y 2,401,941 23,472,948 311,462 (1,710,371) (174,540) 4,209,605 26,109,104 — —
Nationwide Core Plus Bond
Fund, Class R6 5,028,532 54,439,915 2,241,697 (2,367,462) (66,680) (693,603) 53,553,867 627,132 —
NVIT Bond Index Fund,
Class Y 11,136,036 126,535,058 3,780,345 (5,539,860) (229,155) (2,049,996) 122,496,392 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,060,988 39,372,379 256,071 (418,899) 27,142 4,522,378 43,759,071 — —
Nationwide Risk-Based
International Equity ETF 560,909 22,293,438 — (7,431,164) 881,332 182,115 15,925,721 — —
Nationwide Contract ^∞(a) $20,176,569 29,228,167 510,174 (9,561,772) — — 20,176,569 235,414 —
Total 1,083,600,507 19,329,488 (63,142,482) 4,255,166 103,368,198 1,147,410,877 862,546 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 7,462,918 117,706,469 1,103,365 (7,617,683) 1,026,389 6,367,232 118,585,772 — —
NVIT International Index
Fund, Class Y 38,091,089 420,070,369 4,047,085 (27,802,092) 2,114,544 33,903,958 432,333,864 — —
NVIT Mid Cap Index Fund,
Class Y 6,862,683 167,749,311 1,593,750 (12,846,219) 360,896 28,297,449 185,155,187 — —
NVIT S&P 500 Index Fund,
Class Y 28,935,922 679,163,607 6,753,704 (39,751,329) 7,949,942 92,430,852 746,546,776 — —
NVIT Small Cap Index Fund,
Class Y 3,949,284 39,468,770 367,788 (3,671,315) (462,940) 7,226,419 42,928,722 — —
Nationwide Core Plus Bond
Fund, Class R6 15,356,661 170,872,909 5,361,347 (10,288,848) (246,617) (2,150,350) 163,548,441 1,946,028 —

82 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 845,913 9,798,345 172,850 (620,631) (850) 39,920 9,389,634 74,777 —
NVIT Bond Index Fund,
Class Y 41,548,814 484,912,384 10,332,463 (29,396,707) (1,128,312) (7,682,873) 457,036,955 — —
NVIT Short Term Bond Fund,
Class Y 4,679,690 72,952,394 495,309 (24,658,780) (219,020) 426,447 48,996,350 — —
Nationwide Risk-Based
International Equity ETF 622,610 24,991,858 — (8,498,626) 1,000,825 183,522 17,677,579 — —
Nationwide Risk-Based U.S.
Equity ETF 677,292 36,975,074 — (14,429,648) 4,896,411 (1,405,446) 26,036,391 — —
Nationwide Contract ^∞(a) $172,953,682 203,856,898 3,633,425 (34,536,641) — — 172,953,682 1,910,185 —
Total 2,428,518,388 33,861,086 (214,118,519) 15,291,268 157,637,130 2,421,189,353 3,930,990 —
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 816,499 12,884,460 128,479 (848,844) 109,923 700,156 12,974,174 — —
NVIT International Index
Fund, Class Y 7,930,618 87,760,338 899,586 (6,158,345) 446,524 7,064,409 90,012,512 — —
NVIT Mid Cap Index Fund,
Class Y 1,555,664 38,128,714 385,437 (3,043,786) (11,817) 6,513,256 41,971,804 — —
NVIT S&P 500 Index Fund,
Class Y 5,959,086 140,382,087 1,456,559 (8,782,107) 1,628,149 19,059,721 153,744,409 — —
NVIT Small Cap Index Fund,
Class Y 1,295,262 12,958,913 128,479 (1,228,729) (149,329) 2,370,167 14,079,501 — —
Nationwide Core Plus Bond
Fund, Class R6 6,462,792 72,113,521 2,072,934 (4,349,591) (49,529) (958,603) 68,828,732 819,763 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,103,881 24,121,157 583,607 (1,449,864) 61,959 36,220 23,353,079 186,186 —
NVIT Bond Index Fund,
Class Y 17,542,955 205,316,841 3,842,557 (12,468,829) (267,104) (3,450,961) 192,972,504 — —
NVIT Short Term Bond Fund,
Class Y 4,146,839 51,084,300 471,681 (8,283,600) (64,772) 209,794 43,417,403 — —
Nationwide Risk-Based
International Equity ETF 206,719 8,286,400 — (2,810,173) 331,287 61,796 5,869,310 — —
Nationwide Risk-Based U.S.
Equity ETF 223,991 12,259,631 — (4,804,896) 1,629,627 (473,722) 8,610,640 — —
Nationwide Contract ^∞(a) $95,528,719 106,742,098 2,070,287 (13,283,666) — — 95,528,719 1,041,534 —
Total 772,038,460 12,039,606 (67,512,430) 3,664,918 31,132,233 751,362,787 2,047,483 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 758,239 12,730,701 428,038 (1,911,098) 228,866 571,913 12,048,420 — —
NVIT International Index
Fund, Class Y 3,869,727 45,417,267 1,580,178 (6,846,862) 401,206 3,369,617 43,921,406 — —
NVIT Mid Cap Index Fund,
Class Y 484,587 12,557,252 428,039 (2,006,652) 47,534 2,047,983 13,074,156 — —
NVIT S&P 500 Index Fund,
Class Y 2,607,157 65,259,776 2,304,279 (9,515,138) 1,745,762 7,469,980 67,264,659 — —
NVIT Small Cap Index Fund,
Class Y 403,769 4,268,441 142,680 (741,894) (36,963) 756,706 4,388,970 — —
Nationwide Core Plus Bond
Fund, Class R6 7,313,839 87,057,799 4,370,560 (12,333,302) 43,541 (1,246,217) 77,892,381 945,893 —

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 83
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,250,060 39,707,598 1,844,474 (5,606,046) 254,166 (124,524) 36,075,668 289,812 —
NVIT Bond Index Fund,
Class Y 19,223,086 240,508,109 9,592,141 (34,309,005) (403,409) (3,933,892) 211,453,944 — —
NVIT Short Term Bond Fund,
Class Y 6,161,358 77,259,228 2,657,620 (15,621,160) (128,355) 342,087 64,509,420 — —
Nationwide Risk-Based
International Equity ETF 198,068 8,240,228 — (2,996,644) 342,680 37,421 5,623,685 — —
Nationwide Risk-Based U.S.
Equity ETF 211,357 12,191,233 — (5,173,279) 1,731,002 (623,991) 8,124,965 — —
Nationwide Contract ^∞(a) $130,089,197 157,352,769 6,823,893 (34,087,465) — — 130,089,197 1,463,958 —
Total 762,550,401 30,171,902 (131,148,545) 4,226,030 8,667,083 674,466,871 2,699,663 —
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 3,837,769 60,139,180 731,336 (3,672,058) 454,745 3,328,945 60,982,148 — —
NVIT International Index
Fund, Class Y 21,332,071 234,139,657 2,930,089 (15,051,811) 541,602 19,559,464 242,119,001 — —
NVIT Mid Cap Index Fund,
Class Y 3,831,696 93,244,129 1,149,240 (6,928,855) 19,811 15,894,832 103,379,157 — —
NVIT S&P 500 Index Fund,
Class Y 15,197,429 355,286,724 4,501,981 (20,219,701) 3,378,158 49,146,512 392,093,674 — —
NVIT Small Cap Index Fund,
Class Y 2,600,044 25,927,027 313,429 (2,422,646) (361,023) 4,805,691 28,262,478 — —
Nationwide Core Plus Bond
Fund, Class R6 11,604,103 128,295,546 4,304,511 (7,225,492) (176,592) (1,614,282) 123,583,691 1,463,630 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 569,451 6,437,279 218,344 (361,276) (1,407) 27,961 6,320,901 50,276 —
NVIT Bond Index Fund,
Class Y 32,802,239 380,703,839 8,577,638 (21,586,157) (826,057) (6,044,638) 360,824,625 — —
NVIT Short Term Bond Fund,
Class Y 6,132,250 76,685,282 847,759 (13,546,013) (120,407) 338,036 64,204,657 — —
Nationwide Risk-Based
International Equity ETF 409,322 16,383,423 — (5,539,171) 653,298 124,207 11,621,757 — —
Nationwide Risk-Based U.S.
Equity ETF 443,898 24,239,032 — (9,461,763) 3,209,713 (922,700) 17,064,282 — —
Nationwide Contract ^∞(a) $169,950,760 184,951,846 4,051,241 (19,052,327) — — 169,950,760 1,840,808 —
Total 1,586,432,964 27,625,568 (125,067,270) 6,771,841 84,644,028 1,580,407,131 3,354,714 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 4,391,132 69,353,434 332,088 (4,260,648) 566,776 3,783,437 69,775,087 — —
NVIT International Index
Fund, Class Y 23,784,077 262,501,491 1,292,592 (16,434,056) 1,941,469 20,647,776 269,949,272 — —
NVIT Mid Cap Index Fund,
Class Y 4,970,511 121,643,303 590,379 (8,928,853) 627,142 20,172,425 134,104,396 — —
NVIT S&P 500 Index Fund,
Class Y 19,852,033 466,854,379 2,773,012 (26,496,721) 5,140,648 63,911,142 512,182,460 — —
NVIT Small Cap Index Fund,
Class Y 3,108,534 31,005,506 147,595 (2,680,477) (400,572) 5,717,709 33,789,761 — —
Nationwide Core Plus Bond
Fund, Class R6 6,461,159 71,910,334 2,115,720 (4,205,829) (118,512) (890,369) 68,811,344 822,080 —

84 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Bond Index Fund,
Class Y 19,802,985 231,419,706 4,241,706 (13,626,886) (532,616) (3,669,073) 217,832,837 — —
NVIT Short Term Bond Fund,
Class Y 2,782,380 37,251,642 148,469 (8,374,785) (50,261) 156,451 29,131,516 — —
Nationwide Maximum
Diversification U.S. Core
Equity ETF 1,395,176 51,983,353 128,137 (571,059) 36,937 5,964,852 57,542,220 — —
Nationwide Risk-Based
International Equity ETF 371,060 14,732,986 — (4,901,088) 581,833 121,664 10,535,395 — —
Nationwide Contract ^∞(a) $51,411,760 61,484,744 830,248 (10,903,232) — — 51,411,760 570,793 —
Total 1,420,140,878 12,599,946 (101,383,634) 7,792,844 115,916,014 1,455,066,048 1,392,873 —
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 1,126,552 17,943,968 285,315 (1,448,487) 177,617 942,499 17,900,912 — —
NVIT International Index
Fund, Class Y 6,263,192 69,869,995 1,142,082 (5,909,901) 310,500 5,674,548 71,087,224 — —
NVIT Mid Cap Index Fund,
Class Y 1,127,877 27,822,435 448,107 (2,622,582) 118,261 4,663,904 30,430,125 — —
NVIT S&P 500 Index Fund,
Class Y 4,470,497 106,026,675 1,753,367 (8,159,263) 1,638,730 14,079,326 115,338,835 — —
NVIT Small Cap Index Fund,
Class Y 764,428 7,735,378 122,522 (874,202) (130,766) 1,456,400 8,309,332 — —
Nationwide Core Plus Bond
Fund, Class R6 3,399,569 38,290,291 1,414,433 (2,959,486) (69,229) (470,604) 36,205,405 435,898 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 166,882 1,921,198 71,562 (147,974) (401) 8,001 1,852,386 14,781 —
NVIT Bond Index Fund,
Class Y 9,612,732 113,624,082 3,045,173 (8,842,879) (344,176) (1,742,146) 105,740,054 — —
NVIT Short Term Bond Fund,
Class Y 1,798,670 22,886,845 330,855 (4,450,869) (13,907) 79,147 18,832,071 — —
Nationwide Risk-Based
International Equity ETF 116,862 4,862,438 — (1,771,312) 203,851 23,051 3,318,028 — —
Nationwide Risk-Based U.S.
Equity ETF 127,324 7,193,915 — (2,974,471) 1,008,359 (333,227) 4,894,576 — —
Nationwide Contract ^∞(a) $49,848,576 55,199,547 1,415,069 (6,766,040) — — 49,848,576 552,814 —
Total 473,376,767 10,028,485 (46,927,466) 2,898,839 24,380,899 463,757,524 1,003,493 —
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 3,586,236 55,028,846 716,870 (2,227,384) 249,503 3,217,451 56,985,286 — —
NVIT International Index
Fund, Class Y 18,316,011 196,392,690 2,626,572 (8,148,430) 343,234 16,672,654 207,886,720 — —
NVIT Mid Cap Index Fund,
Class Y 3,292,625 78,423,824 1,035,108 (4,087,143) (19,896) 13,483,130 88,835,023 — —
NVIT S&P 500 Index Fund,
Class Y 13,896,700 317,538,907 4,291,845 (10,839,581) 1,198,018 46,345,682 358,534,871 — —
NVIT Small Cap Index Fund,
Class Y 1,894,889 18,450,745 239,517 (1,271,331) (249,443) 3,427,955 20,597,443 — —
Nationwide Core Plus Bond
Fund, Class R6 7,413,962 79,891,738 2,922,419 (2,741,995) (78,284) (1,035,178) 78,958,700 924,718 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 418,710 4,581,232 202,530 (156,685) (822) 21,424 4,647,679 36,751 —

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 85
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or an ETF) may be found in such affiliated Underlying
Fund’s most recent semiannual report to shareholders, which
is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series
of NMF and at etf.nationwide.com for series of ESS or at the
SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Bond Index Fund,
Class Y 20,051,228 226,724,217 5,745,505 (7,834,268) (326,815) (3,745,133) 220,563,506 — —
NVIT Short Term Bond Fund,
Class Y 2,253,001 34,109,113 321,957 (10,939,636) (27,011) 124,499 23,588,922 — —
Nationwide Risk-Based
International Equity ETF 292,346 11,658,632 — (3,913,060) 458,442 96,478 8,300,492 — —
Nationwide Risk-Based U.S.
Equity ETF 316,038 17,248,670 — (6,727,756) 2,282,678 (654,491) 12,149,101 — —
Nationwide Contract ^∞(a) $83,246,446 95,314,173 2,007,441 (14,075,168) — — 83,246,446 888,403 —
Total 1,135,362,787 20,109,764 (72,962,437) 3,829,604 77,954,471 1,164,294,189 1,849,872 —
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

86 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
6. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest
may apply any of a variety of investment strategies and may
invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the
Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust, at
www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
10. Mergers
At close of business on October 23, 2020, NVIT Investor
Destinations Moderate (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Moderate Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020.
The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA
that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 31,933,508 $ 17,238,077
Investor Destinations Moderately Aggressive 35,863,799 70,199,063
Investor Destinations Moderate 83,610,417 215,871,321
Investor Destinations Moderately Conservative 26,864,933 68,537,268
Investor Destinations Conservative 50,010,938 133,404,887
Investor Destinations Balanced 50,096,11 7 126,162,715
Investor Destinations Capital Appreciation 29,955,359 102,399,651
Investor Destinations Managed Growth & Income 16,738,822 47,903,003
Investor Destinations Managed Growth 43,486,720 73,514,215
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 87
2,772,001 shares of the Acquiring Fund, valued at $31,198,598, for the assets of the Target Fund. The investment portfolio of the
Target Fund, with a fair value of $31,219,106 and identified cost of $31,206,670 at October 23, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $2,348,064,841.
The net assets of the Acquiring Fund immediately following
the acquisition were $2,379,263,439. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and
Class P shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $35,819,596;
Net gains (losses) on investments $25,632,321;
Net change in unrealized appreciation/depreciation $165,383,142; and
Net increase (decrease) in net assets resulting from operations $226,835,060.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
At close of business on October 23, 2020, NVIT Investor
Destinations Capital Appreciation (“Acquiring Fund”) acquired all of the net assets of NVIT DFA Capital Appreciation Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target Fund was not required to be approved by the shareholders of the
Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 1,592,816 shares of the Acquiring
Fund, valued at $26,961,831, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of $26,979,319 and identified cost of $26,962,590 at October
23, 2020, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately
before the acquisition were $1,363,292,018. The net assets
of the Acquiring Fund immediately following the acquisition
were $1,390,253,849. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were
recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II and Class P shares of the
Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Moderate Fund $12,436
Class II
2,273,302 $26,940,392 $11.8508
Class P
365,736 4,258,206 11.6428
Acquiring Fund
NVIT Investor Destinations Moderate Fund $368,328,890
Class II
206,074,212 $2,320,892,808 $11.2624
Class P
2,424,376 27,172,033 11.2078
After Reorganization
NVIT Investor Destinations Moderate Fund $368,341,326
Class II
208,466,281 $2,347,833,200 $11.2624
Class P
2,804,308 31,430,239 11.2078

88 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Investor Destinations Funds
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $20,119,829;
Net gains (losses) on investments $19,141,482;
Net change in unrealized appreciation/depreciation $108,586,717; and
Net increase (decrease) in net assets resulting from operations $147,848,028.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 23, 2020.
11. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT DFA Capital Appreciation Fund $16,729
Class II
2,040,524 $25,583,081 $12.5375
Class P
114,680 1,378,750 12.0226
Acquiring Fund
NVIT Investor Destinations Capital Appreciation Fund $247,970,193
Class II
79,842,284 $1,351,823,426 $16.9312
Class P
680,542 11,468,592 16.8522
After Reorganization
NVIT Investor Destinations Capital Appreciation Fund $247,986,922
Class II
81,353,286 $1,377,406,507 $16.9312
Class P
762,356 12,847,342 16.8522
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 281,239,621 $ 102,237,251 $ (88,119) $ 102,149,132
Investor Destinations Moderately Aggressive 846,613,179 367,509,714 (372,667) 367,137,047
Investor Destinations Moderate 1,966,675,765 620,221,695 (3,688,122) 616,533,573
Investor Destinations Moderately Conservative 700,734,417 128,528,919 (1,692,890) 126,836,029
Investor Destinations Conservative 700,966,244 54,535,283 (2,395,292) 52,139,991
Investor Destinations Balanced 1,394,041,074 285,822,751 (1,569,463) 284,253,288
Investor Destinations Capital Appreciation 1,099,504,711 449,104,259 (2,645,122) 446,459,137
Investor Destinations Managed Growth & Income 411,322,219 77,812,353 (1,447,470) 76,364,883
Investor Destinations Managed Growth 1,011,257,946 234,797,753 (4,870,445) 229,927,308

Investor Destinations Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 89
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
13. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

90 - Supplemental Information - June 30, 2021 (Unaudited) - Investor Destinations Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Management Information - 91
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

92 - Management Information - June 30, 2021 (Unaudited) - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Management Information - 93
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

94 - Market Index Definitions - June 30, 2021 (Unaudited) - Investor Destinations Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 95
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

96 - Market Index Definitions - June 30, 2021 (Unaudited) - Investor Destinations Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Investor Destinations Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 97
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

98 - Market Index Definitions - June 30, 2021 (Unaudited) - Investor Destinations Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 12
Statements of Investments 14
Statements of Assets and Liabilities 24
Statements of Operations 32
Statements of Changes in Net Assets 36
Financial Highlights 42
Notes to Financial Statements 51
Supplemental Information 67
Management Information 69
Market Index Definitions 72

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 92.0%
Fixed Income Funds 8.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.0%
NVIT U.S. 130/30 Equity Fund, Class Y 15.2%
NVIT GS International Equity Insights Fund, Class Y 15.2%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 10.3%
Nationwide International Small Cap Fund, Class R6 7.1%
NVIT GS Small Cap Equity Insights Fund, Class Y 5.2%
NVIT Core Plus Bond Fund, Class Y 4.0%
NVIT Core Bond Fund, Class Y 3.2%
Nationwide Bond Fund, Class R6 0.8%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 83.4%
Fixed Income Funds 16.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 36.2%
NVIT U.S. 130/30 Equity Fund, Class Y 13.4%
NVIT GS International Equity Insights Fund, Class Y 13.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 9.4%
NVIT Core Plus Bond Fund, Class Y 8.3%
NVIT Core Bond Fund, Class Y 6.7%
Nationwide International Small Cap Fund, Class R6 6.2%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.7%
Nationwide Bond Fund, Class R6 1.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Blueprint
SM
Moderate Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 63.7%
Fixed Income Funds 36.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 28.0%
NVIT Core Plus Bond Fund, Class Y 13.6%
NVIT GS International Equity Insights Fund, Class Y 11.0%
NVIT Core Bond Fund, Class Y 10.9%
NVIT U.S. 130/30 Equity Fund, Class Y 10.8%
NVIT Short Term Bond Fund, Class Y 8.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 8.0%
Nationwide International Small Cap Fund, Class R6 3.2%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.7%
Nationwide Bond Fund, Class R6 2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 56.3%
Equity Funds 43.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 19.7%
NVIT Short Term Bond Fund, Class Y 17.7%
NVIT Core Plus Bond Fund, Class Y 16.9%
NVIT Core Bond Fund, Class Y 14.1%
NVIT GS International Equity Insights Fund, Class Y 8.1%
NVIT U.S. 130/30 Equity Fund, Class Y 7.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.0%
Nationwide Bond Fund, Class R6 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.9%
Other Holdings 3.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Blueprint
SM
Conservative Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 77.5%
Equity Funds 22.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Short Term Bond Fund, Class Y 27.9%
NVIT Core Plus Bond Fund, Class Y 21.4%
NVIT Core Bond Fund, Class Y 16.5%
NVIT GS Large Cap Equity Insights Fund, Class Y 11.1%
Nationwide Bond Fund, Class R6 5.3%
NVIT GS International Equity Insights Fund, Class Y 4.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.9%
NVIT U.S. 130/30 Equity Fund, Class Y 3.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 2.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Equity Funds 53.8%
Fixed Income Funds 46.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equit y Insights Fund, Class Y 22.7%
NVIT Core Plus Bond Fund, Class Y 15.8%
NVIT Core Bond Fund, Class Y 13.0%
NVIT Short Term Bond Fund, Class Y 12.9%
NVIT GS International Equity Insights Fund, Class Y 11.2%
NVIT U.S. 130/30 Equity Fund, Class Y 8.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.5%
Nationwide Bond Fund, Class R6 3.2%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2021 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 73.6%
Fixed Income Funds 26.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 33.1%
NVIT GS International Equity Insights Fund, Class Y 12.5%
NVIT U.S. 130/30 Equity Fund, Class Y 11.0%
NVIT Core Plus Bond Fund, Class Y 10.6%
NVIT Core Bond Fund, Class Y 8.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 8.5%
Nationwide International Small Cap Fund, Class R6 4.7%
NVIT Short Term Bond Fund, Class Y 4.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.7%
Nationwide Bond Fund, Class R6 1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages ind icated are based upon total investments as of June 30, 2021.

10 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 51.2%
Fixed Income Funds 43.9%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 4.9%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 22.7%
NVIT Core Plus Bond Fund, Class Y 15.7%
NVIT Core Bond Fund, Class Y 13.0%
NVIT Short Term Bond Fund, Class Y 12.8%
NVIT GS International Equity Insights Fund, Class Y 11.2%
NVIT U.S. 130/30 Equity Fund, Class Y 8.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.5%
Nationwide Bond Fund, Class R6 3.2%
Nationwide International Small Cap Fund, Class R6 2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2021 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 59.9%
Fixed Income Funds 34.2%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities
§
5.9%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 28.0%
NVIT Core Plus Bond Fund, Class Y 13.7%
NVIT GS International Equity Insights Fund, Class Y 11.0%
NVIT Core Bond Fund, Class Y 10.9%
NVIT U.S. 130/30 Equity Fund, Class Y 10.8%
NVIT Short Term Bond Fund, Class Y 8.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 8.0%
Nationwide International Small Cap Fund, Class R6 3.1%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.7%
Nationwide Bond Fund, Class R6 2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

12 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Blueprint Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,135.20 1.75 0.33
Hypothetical
(c)(d)
1,000.00 1,023.16 1.66 0.33
Class II Shares
Actual
(c)
1,000.00 1,134.80 2.22 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,120.70 1.58 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,119.90 2.05 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,091.10 1.45 0.28
Hypothetical
(c)(d)
1,000.00 1,023.41 1.40 0.28
Class II Shares
Actual
(c)
1,000.00 1,090.40 1.92 0.37
Hypothetical
(c)(d)
1,000.00 1,022.96 1.86 0.37

Blueprint Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,060.50 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,059.60 1.99 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,029.30 1.51 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,028.40 1.96 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,075.50 1.49 0.29
Hypothetical
(c)(d)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(c)
1,000.00 1,075.10 1.96 0.38
Hypothetical
(c)(d)
1,000.00 1,022.91 1.91 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,106.40 1.46 0.28
Hypothetical
(c)(d)
1,000.00 1,023.41 1.40 0.28
Class II Shares
Actual
(c)
1,000.00 1,106.60 1.93 0.37
Hypothetical
(c)(d)
1,000.00 1,022.96 1.86 0.37
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,071.60 1.28 0.25
Hypothetical
(c)(d)
1,000.00 1,023.55 1.25 0.25
Class II Shares
Actual
(c)
1,000.00 1,071.00 2.31 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,112.20 1.15 0.22
Hypothetical
(c)(d)
1,000.00 1,023.70 1.10 0.22
Class II Shares
Actual
(c)
1,000.00 1,110.80 2.20 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 100.1%
Shares Value ($)
Equity Funds 92.0%
Nationwide International Small
Cap Fund, Class R6(a) 851,100 11,438,791
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,177,337 16,612,221
NVIT GS International Equity
Insights Fund, Class Y(a) 2,046,964 24,481,685
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,412,907 63,104,572
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 587,266 8,350,924
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,688,462 24,550,237
Total Equity Funds
(cost $112,272,124) 148,538,430
Investment Companies
Shares Value ($)
Fixed Income Funds 8.1%
Nationwide Bond Fund, Class
R6(a) 130,427 1,304,266
NVIT Core Bond Fund, Class
Y(a) 458,506 5,194,869
NVIT Core Plus Bond Fund,
Class Y(a) 531,309 6,497,909
Total Fixed Income Funds
(cost $12,230,342) 12,997,044
Total Investment Companies
(cost $124,502,466) 161,535,474
Total Investments
(cost $124,502,466) — 100.1% 161,535,474
Liabilities in excess of other assets — (0.1)% (96,092)
NET ASSETS — 100.0% $ 161,439,382
* Denotes a non-income producing s ecurity.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
Investment Companies 100.0%
Shares Value ($)
Equity Funds 83.4%
Nationwide International Small
Cap Fund, Class R6(a) 2,100,588 28,231,906
NVIT GS Emerging Markets
Equity Insigh ts Fund, Class
Y*(a) 3,058,686 43,158,054
NVIT GS International Equity
Insights Fund, Class Y(a) 5,120,006 61,235,276
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,557,231 165,268,405
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,525,917 21,698,534
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,226,391 61,451,722
Total Equity Funds
(cost $282,661,227) 381,043,897
Investment Companies
Shares Value ($)
Fixed Income Funds 16.6%
Nationwide Bond Fund, Class
R6(a) 761,401 7,614,014
NVIT Core Bond Fund, Class
Y(a) 2,684,567 30,416,149
NVIT Core Plus Bond Fund,
Class Y(a) 3,109,049 38,023,674
Total Fixed Income Funds
(cost $72,049,492) 76,053,837
Total Investment Companies
(cost $354,710,719) 457,097,734
Total Investments
(cost $354,710,719) — 100.0% 457,097,734
Liabilities in excess of other assets — 0.0%
†
(186,835)
NET ASSETS — 100.0% $ 456,910,899
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 63.7%
Nationwide International Small
Cap Fund, Class R6(a) 5,827,367 78,319,815
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 14,135,954 199,458,306
NVIT GS International Eq uity
Insights Fund, Class Y(a) 22,916,441 274,080,632
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 48,755,107 697,198,027
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,708,538 66,955,409
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 18,475,600 268,635,218
Total Equity Funds
(cost $1,163,069,033) 1,584,647,407
Investment Companies
Shares Value ($)
Fixed Income Funds 36.3%
Nationwide Bond Fund, Class
R6(a) 5,657,312 56,573,117
NVIT Core Bond Fund, Class
Y(a) 23,963,402 271,505,340
NVIT Core Plus Bond Fund,
Class Y(a) 27,762,349 339,533,532
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,330,311 33,902,569
NVIT Short Term Bond Fund,
Class Y(a) 19,247,024 201,516,343
Total Fixed Income Funds
(cost $870,477,063) 903,030,901
Total Investment Companies
(cost $2,033,546,096) 2,487,678,308
Total Investments
(cost $2,033,546,096) — 100.0% 2,487,678,308
Liabilities in excess of other assets — 0.0%
†
(833,664)
NET ASSETS — 100.0% $ 2,486,844,644
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Investment Companies 100.0%
Shares Value ($)
Equity Funds 43.7%
Nationwide International Small
Cap Fund, Class R6(a) 875,053 11,760,718
NVIT GS Emerging Markets
Equity Insights F und, Class
Y*(a) 2,550,955 35,993,979
NVIT GS International Equity
Insights Fund, Class Y(a) 4,924,402 58,895,843
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,057,569 143,823,234
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 846,779 12,041,202
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,799,174 55,239,990
Total Equity Funds
(cost $232,967,280) 317,754,966
Investment Companies
Shares Value ($)
Fixed Income Funds 56.3%
Nationwide Bond Fund, Class
R6(a) 2,735,483 27,354,827
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,243,979 13,808,163
NVIT Core Bond Fund, Class
Y(a) 9,042,166 102,447,739
NVIT Core Plus Bond Fund,
Class Y(a) 10,052,994 122,948,117
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,337,966 13,620,494
NVIT Short Term Bond Fund,
Class Y(a) 12,273,525 128,503,802
Total Fixed Income Funds
(cost $394,990,628) 408,683,142
Total Investment Companies
(cost $627,957,908) 726,438,108
Total Investments
(cost $627,957,908) — 100.0% 726,438,108
Liabilities in excess of other assets — 0.0%
†
(280,595)
NET ASSETS — 100.0% $ 726,157,513
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
Investment Companies 100.0%
Shares Value ($)
Equ ity Funds 22.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,437,146 20,278,133
NVIT GS International Equity
Insights Fund, Class Y(a) 2,677,850 32,027,086
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,524,861 79,005,510
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 286,843 4,078,911
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,785,702 25,964,104
Total Equity Funds
(cost $116,184,847) 161,353,744
Investment Companies
Shares Value ($)
Fixed Income Funds 77.5%
Nationwide Bond Fund, Class
R6(a) 3,823,414 38,234,144
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,530,262 28,085,908
NVIT Core Bond Fund, Class
Y(a) 10,418,316 118,039,521
NVIT Core Plus Bond Fund,
Class Y(a) 12,495,484 152,819,769
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,702,578 17,332,239
NVIT Short Term Bond Fund,
Class Y(a) 19,046,596 199,417,857
Total Fixed Income Funds
(cost $535,192,300) 553,929,438
Total Investment Companies
(cost $651,377,147) 715,283,182
Total Investments
(cost $651,377,147) — 100.0% 715,283,182
Liabilities in excess of other assets — 0.0%
†
(275,702)
NET ASSETS — 100.0% $ 715,007,480
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Investment Companies 100.0%
Shares Value ($)
Equity Funds 53.8%
Nationwide International Small
Cap Fund, Class R6(a) 4,173,671 56,094,137
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 9,713,172 137,052,852
NVIT GS International Equity
Insights Fund, Class Y(a) 19,704,953 235,671,232
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 33,525,415 479,413,441
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,231,296 45,949,034
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 12,395,732 180,233,945
Total Equity Funds
(cost $836,248,516) 1,134,414,641
Investment Companies
Shares Value ($)
Fixed Income Funds 46.2%
Nationwide Bond Fund, Class
R6(a) 6,859,509 68,595,090
NVIT Core Bond Fund, Class
Y(a) 24,186,146 274,029,029
NVIT Core Plus Bond Fund,
Class Y(a) 27,209,924 332,777,368
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,875,796 29,275,599
NVIT Short Term Bond Fund,
Class Y(a) 25,917,074 271,351,768
Total Fixed Income Funds
(cost $942,331,239) 976,028,854
Total Investment Companies
(cost $1,778,579,755) 2,110,443,495
Total Investments
(cost $1,778,579,755) — 100.0% 2,110,443,495
Liabilities in excess of other assets — 0.0%
†
(718,461)
NET ASSETS — 100.0% $ 2,109,725,034
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 100.0%
Shares Value ($)
Equity Funds 73.6%
Nationwide International Small
Cap Fund, Class R6(a) 8,911,459 119,770,005
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 15,385,112 217,083,927
NVIT GS International Equity
Insights Fund, Class Y(a) 26,721,799 319,592,712
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 59,688,905 853,551,345
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,711,543 95,438,142
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 19,314,760 280,836,613
Total Equity Funds
(cost $1,390,297,363) 1,886,272,744
Investment Companies
Shares Value ($)
Fixed Income Funds 26.4%
Nationwide Bond Fund, Class
R6(a) 4,522,221 45,222,207
NVIT Core Bond Fund, Class
Y(a) 19,931,100 225,819,364
NVIT Core Plus Bond Fund,
Class Y(a) 22,159,236 271,007,454
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,211,882 22,516,955
NVIT Short Term Bond Fund,
Class Y(a) 10,678,892 111,808,000
Total Fixed Income Funds
(cost $649,301,477) 67 6,373,980
Total Investment Companies
(cost $2,039,598,840) 2,562,646,724
Total Investments
(cost $2,039,598,840) — 100.0% 2,562,646,724
Liabilities in excess of other assets — 0.0%
†
(852,603)
NET ASSETS — 100.0% $ 2,561,794,121
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Investment Companies 95.1%
Shares Value ($)
Equity Funds 51.2%
Nationwide International Small
Cap Fund, Class R6(a) 1,150,311 15,460,184
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,677,761 37,783,209
NVIT GS International Equity
Insights Fund, Class Y(a) 5,428,225 64,921,568
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,242,894 132,173,387
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 890,768 12,666,727
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 3,417,522 49,690,772
Total Equity Funds
(cost $228,850,445) 312,695,847
Investment Companies
Shares Value ($)
Fixed Income Funds 43.9%
Nationwide Bond Fund, Class
R6(a) 1,884,694 18,846,939
NVIT Core Bond Fund, Class
Y(a) 6,643,496 75,270,812
NVIT Core Plus Bond Fund,
Class Y(a) 7,474,309 91,410,793
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 789,786 8,040,021
NVIT Short Term Bond Fund,
Class Y(a) 7,119,705 74,543,316
Total Fixed Income Funds
(cost $258,002,449) 268,111,881
Total Investment Companies
(cost $486,852,894) 580,807,728
Total Investments
(cost $486,852,894) — 95.1% 580,807,728
Other assets in excess of liabilities — 4.9% 30,030,959
NET ASSETS — 100.0% $ 610,838,687
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 350 9/2021 USD 40,321,750 (853,563)
Russell 2000 E-Mini Index 37 9/2021 USD 4,269,430 (24,664)
S&P 500 E-Mini Index 210 9/2021 USD 45,030,300 832,870
S&P Midcap 400 E-Mini Index 64 9/2021 USD 17,231,360 (191,581)
(236,938)
As of June 30, 2021, the Fund had $6,500,230 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 94.1%
Shares Value ($)
Equity Funds 59.9%
Nationwide International Small
Cap Fund, Class R6(a) 3,135,270 42,138,026
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 7,605,342 107,311,377
NVIT GS International Equity
Insights Fund, Class Y(a) 12,329,271 147,458,078
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 26,231,675 375,112,956
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,533,007 36,019,362
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 9,939,229 144,516,390
Total Equity Funds
(cost $623,688,903) 852,556,189
Investment Companies
Shares Value ($)
Fixed Income Funds 34.2%
Nationwide Bond Fund, Class
R6(a) 3,048,418 30,484,179
NVIT Core Bond Fund, Class
Y(a) 12,911,240 146,284,345
NVIT Core Plus Bond Fund,
Class Y(a) 14,957,953 182,935,764
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,794,250 18,265,467
NVIT Short Term Bond Fund,
Class Y(a) 10,370,367 108,577,746
Total Fixed Income Funds
(cost $468,239,816) 486,547,501
Total Investment Companies
(cost $1,091,928,719) 1,339,103,690
Total Investments
(cost $1,091,928,719) — 94.1% 1,339,103,690
Other assets in excess of liabilities — 5.9% 84,677,107
NET ASSETS — 100.0% $ 1,423,780,797
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 1,014 9/2021 USD 116,817,870 (2,489,758)
Russell 2000 E-Mini Index 117 9/2021 USD 13,500,630 (78,443)
S&P 500 E-Mini Index 690 9/2021 USD 147,956,700 2,710,988
S&P Midcap 400 E-Mini Index 213 9/2021 USD 57,348,120 (671,262)
(528,475)
As of June 30, 2021, the Fund had $20,299,171 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Assets:
Investment securities of affiliated issuers, at value $ 161,535,474 $ 457,097,734
Receivable for investments sold — 160,296
Receivable for capital shares issued 306,333 —
Prepaid expenses 515 1,883
Total Assets 161,842,322 457,259,913
Liabilities:
Payable for investments purchased 291,763 —
Payable for capital shares redeemed 14,567 160,287
Accrued expenses and other payables:
Investment advisory fees 13,244 37,500
Fund administration fees 35,935 42,064
Distribution fees 8,566 26,690
Administrative servicing fees 19,555 56,532
Accounting and transfer agent fees 44 74
Trustee fees 7 125
Custodian fees 822 3,656
Compliance program costs (Note 3) 138 426
Professional fees 10,899 12,353
Printing fees 3,472 6,043
Other 3,928 3,264
Total Liabilities 402,940 349,014
Net Assets $ 161,439,382 $ 456,910,899
Cost of investment securities of affiliated issuers 124,502,466 354,710,719
Represented by:
Capital $ 126,036,036 $ 350,214,083
Total distributable earnings (loss) 35,403,346 106,696,816
Net Assets $ 161,439,382 $ 456,910,899

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 25
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 2,487,678,308 $ 726,438,108 $ 715,283,182
756,209 — 215,922
803 160,518 —
10,639 3,146 3,414
2,488,445,959 726,601,772 715,502,518
— 157,739 —
756,960 2,763 215,906
192,461 59,752 59,087
84,365 47,680 47,605
180,378 53,255 52,469
312,157 91,160 89,286
253 107 115
1,280 450 612
25,244 7,608 4,345
2,476 742 785
23,180 14,456 14,636
12,243 4,397 6,670
10,318 4,150 3,522
1,601,315 444,259 495,038
$ 2,486,844,644 $ 726,157,513 $ 715,007,480
2,033,546,096 627,957,908 651,377,147
$ 1,990,162,690 $ 613,250,354 $ 637,018,579
496,681,954 112,907,159 77,988,901
$ 2,486,844,644 $ 726,157,513 $ 715,007,480

26 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive
Fund
Net Assets:
Class I Shares $ 45,425,851 $ 95,097,269
Class II Shares 116,013,531 361,813,630
Total $ 161,439,382 $ 456,910,899
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,682,295 8,902,624
Class II Shares 9,437,554 33,957,166
Total 13,119,849 42,859,790
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12.34 $ 10.68
Class II Shares $ 12.29 $ 10.66
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative
Fund
NVIT Blueprint
SM
Conservative Fund
$ 54,299,701 $ 6,415,593 $ 8,347,966
2,432,544,943 719,741,920 706,659,514
$ 2,486,844,644 $ 726,157,513 $ 715,007,480
4,578,035 545,908 743,506
205,810,891 61,350,394 63,021,338
210,388,926 61,896,302 63,764,844
$ 11.86 $ 11.75 $ 11.23
$ 11.82 $ 11.73 $ 11.21

28 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 2,110,443,495 $ 2,562,646,724
Cash — —
Deposits with broker for futures contracts — —
Dividends receivable — —
Receivable for investments sold 683,101 385,499
Receivable for capital shares issued 2,606 129,632
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 9,120 10,938
Total Assets 2,111,138,322 2,563,172,793
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 685,662 515,078
Payable for variation margin on futures contracts — —
Accrued expenses and other payables:
Investment advisory fees 167,710 197,274
Fund administration fees 76,683 85,700
Distribution fees 154,798 187,003
Administrative servicing fees 264,957 321,167
Accounting and transfer agent fees 230 244
Trustee fees 1,159 1,258
Custodian fees 20,675 24,705
Compliance program costs (Note 3) 2,124 2,525
Professional fees 21,584 22,948
Printing fees 9,047 10,496
Other 8,659 10,274
Total Liabilities 1,413,288 1,378,672
Net Assets $ 2,109,725,034 $ 2,561,794,121
Cost of investment securities of affiliated issuers 1,778,579,755 2,039,598,840
Represented by:
Capital $ 1,737,942,153 $ 1,988,734,727
Total distributable earnings (loss) 371,782,881 573,059,394
Net Assets $ 2,109,725,034 $ 2,561,794,121

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 580,807,728 $ 1,339,103,690
24,021,701 65,525,603
6,500,230 20,314,342
1,948 5,168
— 434,642
5,861 57
84,571 223,115
2,612 5,997
611,424,651 1,425,612,614
4,472 —
1,141 457,545
219,645 605,522
110,450 257,448
45,468 62,131
99,865 232,920
74,433 172,114
78 135
316 607
4,852 10,357
606 1,374
14,331 17,885
7,879 8,950
2,428 4,829
585,964 1,831,817
$ 610,838,687 $ 1,423,780,797
486,852,894 1,091,928,719
$ 545,083,549 $ 1,196,401,678
65,755,138 227,379,119
$ 610,838,687 $ 1,423,780,797

30 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 23,762,290 $ 41,993,531
Class II Shares 2,085,962,744 2,519,800,590
Total $ 2,109,725,034 $ 2,561,794,121
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,961,742 3,573,755
Class II Shares 173,554,551 214,794,318
Total 175,516,293 218,368,073
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12.11 $ 11.75
Class II Shares $ 12.02 $ 11.73
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth Fund
$ 3,402,151 $ 6,906,410
607,436,536 1,416,874,387
$ 610,838,687 $ 1,423,780,797
287,910 548,755
51,624,621 113,121,691
51,912,531 113,670,446
$ 11.82 $ 12.59
$ 11.77 $ 12.53

32 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 12,972 $ 78,043
Total Income 12,972 78,043
EXPENSES:
Investment advisory fees 146,377 433,379
Fund administration fees 38,011 70,256
Distribution fees Class II Shares 130,650 429,261
Administrative servicing fees Class I Shares 31,392 67,475
Administrative servicing fees Class II Shares 78,390 257,557
Professional fees 9,928 15,281
Printing fees 6,499 7,323
Trustee fees 2,122 6,318
Custodian fees 2,108 6,902
Accounting and transfer agent fees 149 225
Compliance program costs (Note 3) 273 815
Other 670 3,118
Total expenses before fees waived and expenses reimbursed 446,569 1,297,910
Distribution fees waived - Class II (Note 3) (83,617) (274,729)
Investment advisory fees waived (Note 3) (73,187) (216,686)
Expenses reimbursed by adviser (Note 3) (274) —
Net Expenses 289,491 806,495
NET INVESTMENT LOSS (276,519) (728,452)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 906,663 3,826,537
Net realized gains (losses) 906,663 3,826,537
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 17,703,773 46,381,078
Net change in unrealized appreciation/depreciation 17,703,773 46,381,078
Net realized/unrealized gains (losses) 18,610,436 50,207,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 18,333,917 $ 49,479,163
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 33
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
$ 577,640 $ 391,115 $ 633,342
577,640 391,115 633,342
2,366,450 717,615 729,172
295,228 102,164 103,658
2,982,346 889,146 901,325
37,984 4,718 6,078
1,789,417 533,490 540,798
53,288 21,301 22,175
15,046 9,148 8,983
35,948 10,635 10,713
41,602 12,909 13,779
723 307 322
4,603 1,357 1,362
25,839 7,208 7,022
7,648,474 2,309,998 2,345,387
(1,908,723) (569,060) (576,854)
(1,218,252) (358,801) (364,580)
— — —
4,521,499 1,382,137 1,403,953
(3,943,859) (991,022) (770,611)
28,953,686 6,713,491 5,593,396
28,953,686 6,713,491 5,593,396
187,883,041 36,556,776 15,822,415
187,883,041 36,556,776 15,822,415
216,836,727 43,270,267 21,415,811
$ 212,892,868 $ 42,279,245 $ 20,645,200

34 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 702,362 $ 465,817
Total Income 702,362 465,817
EXPENSES:
Investment advisory fees 2,044,955 2,427,843
Fund administration fees 255,198 302,724
Distribution fees Class II Shares 2,571,196 3,081,747
Administrative servicing fees Class I Shares 16,762 29,504
Administrative servicing fees Class II Shares 1,542,725 1,849,057
Professional fees 46,939 53,994
Printing fees 15,473 14,001
Trustee fees 30,715 36,880
Custodian fees 36,297 41,714
Accounting and transfer agent fees 638 725
Compliance program costs (Note 3) 3,931 4,732
Other 22,165 25,974
Total expenses before fees waived and expenses reimbursed 6,586,994 7,868,895
Distribution fees waived - Class II (Note 3) (1,645,584) (1,972,340)
Investment advisory fees waived (Note 3) (1,039,645) (1,252,359)
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 3,901,765 4,644,196
NET INVESTMENT LOSS (3,199,403) (4,178,379)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 22,659,992 38,252,589
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 22,659,992 38,252,589
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 131,826,720 220,394,530
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 131,826,720 220,394,530
Net realized/unrealized gains (losses) 154,486,712 258,647,119
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 151,287,309 $ 254,468,740
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 35
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 193,775 $ 289,010
193,775 289,010
654,807 1,506,050
88,553 175,334
740,146 1,703,826
2,371 4,554
444,090 1,022,301
19,258 33,211
9,320 11,679
8,770 20,059
10,296 22,538
224 399
1,126 2,585
6,335 13,839
1,985,296 4,516,375
(148,033) (340,775)
— —
(497,310) (1,298,071)
1,339,953 2,877,529
(1,146,178) (2,588,519)
6,484,899 11,553,228
243,640 38,309,089
6,728,539 49,862,317
36,540,520 103,657,559
(1,526,880) (6,694,115)
35,013,640 96,963,444
41,742,179 146,825,761
$ 40,596,001 $ 144,237,242

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (276,519) $ 353,965
Net realized gains (losses) 906,663 (1,184,956)
Net change in unrealized appreciation/depreciation 17,703,773 14,983,169
Change in net assets resulting from operations 18,333,917 14,152,178
Distributions to Shareholders From:
Distributable earnings:
Class I — (369,549)
Class II — (901,282)
Change in net assets from shareholder distributions — (1,270,831)
Change in net assets from capital transactions 11,789,580 1,621,417
Change in net assets 30,123,497 14,502,764
Net Assets:
Beginning of period 131,315,885 116,813,121
End of period $ 161,439,382 $ 131,315,885
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,951,715 $ 5,441,120
Dividends reinvested — 369,549
Cost of shares redeemed (1,869,893) (3,445,542)
Total Class I Shares 2,081,822 2,365,127
Class II Shares
Proceeds from shares issued 17,260,705 11,455,000
Dividends reinvested — 901,282
Cost of shares redeemed (7,552,947) (13,099,992)
Total Class II Shares 9,707,758 (743,710)
Change in net assets from capital transactions $ 11,789,580 $ 1,621,417
SHARE TRANSACTIONS:
Class I Shares
Issued 343,987 585,180
Reinvested — 38,216
Redeemed (164,411) (373,395)
Total Class I Shares 179,576 250,001
Class II Shares
Issued 1,481,042 1,255,942
Reinvested — 93,494
Redeemed (650,114) (1,492,224)
Total Class II Shares 830,928 (142,788)
Total change in shares 1,010,504 107,213
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT Blueprint
SM
Moderately Aggressive Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (728,452) $ 2,074,757 $ (3,943,859) $ 21,131,099
3,826,537 (372,752) 28,953,686 (1,884,959)
46,381,078 42,082,122 187,883,041 207,663,256
49,479,163 43,784,127 212,892,868 226,909,396
— (2,423,010) — (1,608,004)
— (9,670,774) — (81,297,762)
— (12,093,784) — (82,905,766)
(6,601,951) (17,292,957) (130,751,314) (185,893,838)
42,877,212 14,397,386 82,141,554 (41,890,208)
414,033,687 399,636,301 2,404,703,090 2,446,593,298
$ 456,910,899 $ 414,033,687 $ 2,486,844,644 $ 2,404,703,090
$ 2,891,128 $ 5,140,945 $ 3,296,586 $ 2,525,043
— 2,423,010 — 1,608,004
(2,945,418) (4,614,503) (2,124,727) (4,121,904)
(54,290) 2,949,452 1,171,859 11,143
11,858,653 6,618,654 1,878,856 7,849,747
— 9,670,774 — 81,297,762
(18,406,314) (36,531,837) (133,802,029) (275,052,490)
(6,547,661) (20,242,409) (131,923,173) (185,904,981)
$ (6,601,951) $ (17,292,957) $ (130,751,314) $ (185,893,838)
282,181 612,149 282,193 257,282
— 282,732 — 160,800
(287,575) (543,155) (185,670) (422,476)
(5,394) 351,726 96,523 (4,394)
1,155,138 762,569 163,080 822,485
— 1,131,085 — 8,146,068
(1,818,906) (4,370,943) (11,776,463) (27,829,151)
(663,768) (2,477,289) (11,613,383) (18,860,598)
(669,162) (2,125,563) (11,516,860) (18,864,992)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (991,022) $ 8,885,549
Net realized gains (losses) 6,713,491 694,399
Net change in unrealized appreciation/depreciation 36,556,776 50,617,694
Change in net assets resulting from operations 42,279,245 60,197,642
Distributions to Shareholders From:
Distributable earnings:
Class I — (75,232)
Class II — (8,783,983)
Change in net assets from shareholder distributions — (8,859,215)
Change in net assets from capital transactions (38,171,672) (69,577,819)
Change in net assets 4,107,573 (18,239,392)
Net Assets:
Beginning of period 722,049,940 740,289,332
End of period $ 726,157,513 $ 722,049,940
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 818,812 $ 2,427,959
Dividends reinvested — 75,232
Cost of shares redeemed (1,868,948) (1,769,361)
Total Class I Shares (1,050,136) 733,830
Class II Shares
Proceeds from shares issued 6,255,882 9,861,925
Dividends reinvested — 8,783,983
Cost of shares redeemed (43,377,418) (88,957,557)
Total Class II Shares (37,121,536) (70,311,649)
Change in net assets from capital transactions $ (38,171,672) $ (69,577,819)
SHARE TRANSACTIONS:
Class I Shares
Issued 72,056 237,972
Reinvested — 7,199
Redeemed (166,612) (173,430)
Total Class I Shares (94,556) 71,741
Class II Shares
Issued 546,060 964,656
Reinvested — 841,378
Redeemed (3,807,874) (8,663,072)
Total Class II Shares (3,261,814) (6,857,038)
Total change in shares (3,356,370) (6,785,297)
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (770,611) $ 12,121,223 $ (3,199,403) $ 22,050,927
5,593,396 (46,390) 22,659,992 511,699
15,822,415 44,303,596 131,826,720 158,343,752
20,645,200 56,378,429 151,287,309 180,906,378
— (37,496) — (400,404)
— (3,458,565) — (40,966,245)
— (3,496,061) — (41,366,649)
(60,462,203) 55,851,742 (108,441,139) (158,255,621)
(39,817,003) 108,734,110 42,846,170 (18,715,892)
754,824,483 646,090,373 2,066,878,864 2,085,594,756
$ 715,007,480 $ 754,824,483 $ 2,109,725,034 $ 2,066,878,864
$ 1,660,770 $ 4,319,414 $ 1,678,298 $ 3,483,690
— 37,496 — 400,404
(2,135,927) (3,045,566) (1,298,777) (3,643,125)
(475,157) 1,311,344 379,521 240,969
32,227,472 188,748,886 5,492,153 6,728,916
— 3,458,565 — 40,966,245
(92,214,518) (137,667,053) (114,312,813) (206,191,751)
(59,987,046) 54,540,398 (108,820,660) (158,496,590)
$ (60,462,203) $ 55,851,742 $ (108,441,139) $ (158,255,621)
150,127 426,047 142,813 339,190
— 3,558 — 38,207
(193,383) (303,988) (112,656) (356,755)
(43,256) 125,617 30,157 20,642
2,943,946 18,536,312 475,829 681,501
— 328,449 — 3,935,278
(8,397,877) (13,220,211) (9,821,695) (20,130,207)
(5,453,931) 5,644,550 (9,345,866) (15,513,428)
(5,497,187) 5,770,167 (9,315,709) (15,492,786)

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (4,178,379) $ 16,818,551
Net realized gains (losses) 38,252,589 219,793
Net change in unrealized appreciation/depreciation 220,394,530 231,032,112
Change in net assets resulting from operations 254,468,740 248,070,456
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,596,462)
Class II — (107,225,887)
Change in net assets from shareholder distributions — (108,822,349)
Change in net assets from capital transactions (143,721,735) (140,764,318)
Change in net assets 110,747,005 (1,516,211)
Net Assets:
Beginning of period 2,451,047,116 2,452,563,327
End of period $ 2,561,794,121 $ 2,451,047,116
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,761,132 $ 3,696,698
Dividends reinvested — 1,596,462
Cost of shares redeemed (1,309,854) (2,942,948)
Total Class I Shares 451,278 2,350,212
Class II Shares
Proceeds from shares issued 1,749,030 3,773,686
Dividends reinvested — 107,225,887
Cost of shares redeemed (145,922,043) (254,114,103)
Total Class II Shares (144,173,013) (143,114,530)
Change in net assets from capital transactions $ (143,721,735) $ (140,764,318)
SHARE TRANSACTIONS:
Class I Shares
Issued 155,356 389,925
Reinvested — 165,094
Redeemed (119,031) (304,487)
Total Class I Shares 36,325 250,532
Class II Shares
Issued 157,751 411,635
Reinvested — 11,099,988
Redeemed (12,982,304) (26,355,988)
Total Class II Shares (12,824,553) (14,844,365)
Total change in shares (12,788,228) (14,593,833)
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT Blueprint
SM
Managed Growth & Income Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (1,146,178) $ 5,658,851 $ (2,588,519) $ 10,454,212
6,728,539 (21,519,008) 49,862,317 (33,408,814)
35,013,640 43,921,764 96,963,444 111,741,321
40,596,001 28,061,607 144,237,242 88,786,719
— (18,433) — (36,980)
— (3,590,378) — (9,768,818)
— (3,608,811) — (9,805,798)
(15,174,605) (23,308,101) (43,622,731) (53,515,164)
25,421,396 1,144,695 100,614,511 25,465,757
585,417,291 584,272,596 1,323,166,286 1,297,700,529
$ 610,838,687 $ 585,417,291 $ 1,423,780,797 $ 1,323,166,286
$ 211,167 $ 459,703 $ 2,040,390 $ 955,370
— 18,433 — 36,980
(40,364) (276,667) (1,101,015) (336,804)
170,803 201,469 939,375 655,546
7,561,591 9,925,392 5,721,276 16,821,592
— 3,590,378 — 9,768,818
(22,906,999) (37,025,340) (50,283,382) (80,761,120)
(15,345,408) (23,509,570) (44,562,106) (54,170,710)
$ (15,174,605) $ (23,308,101) $ (43,622,731) $ (53,515,164)
18,232 44,351 173,305 91,652
— 1,762 — 3,532
(3,533) (26,603) (95,916) (32,454)
14,699 19,510 77,389 62,730
659,788 953,454 471,946 1,631,424
— 344,236 — 935,711
(2,006,461) (3,580,878) (4,218,216) (7,773,169)
(1,346,673) (2,283,188) (3,746,270) (5,206,034)
(1,331,974) (2,263,678) (3,668,881) (5,143,304)

42 - Financial Highlights - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Aggressive
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.87 (0.02) 1.49 1.47 — — — $ 12.34 13.52% $ 45,425,851 0.33% (0.31)% 0.43% 10.68%
Year Ended December 31,
2020 $ 9.75 0.04 1.19 1.23 (0.11) — (0.11) $ 10.87 12.74% $ 38,067,809 0.33% 0.40% 0.45% 21.86%
Year Ended December 31,
2019 $ 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) $ 9.75 24.15% $ 31,707,860 0.33% 0.73% 0.44% 92.45%
Year Ended December 31,
2018 $ 10.24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) $ 8.78 (10.72)% $ 25,223,927 0.33% 1.43% 0.45% 34.47%
Year Ended December 31,
2017 $ 9.27 0.13 1.67 1.80 (0.13) (0.70) (0.83) $ 10.24 19.99% $ 27,577,934 0.33% 1.27% 0.44% 21.86%
Year Ended December 31,
2016 $ 9.56 0.14 0.61 0.75 (0.23) (0.81) (1.04) $ 9.27 8.33% $ 20,179,899 0.33% 1.54% 0.43% 14.18%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.83 (0.02) 1.48 1.46 — — — $ 12.29 13.48% $ 116,013,531 0.42% (0.40)% 0.68% 10.68%
Year Ended December 31,
2020 $ 9.73 0.03 1.18 1.21 (0.11) — (0.11) $ 10.83 12.56% $ 93,248,076 0.42% 0.29% 0.70% 21.86%
Year Ended December 31,
2019 $ 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) $ 9.73 23.96% $ 85,105,261 0.42% 0.61% 0.69% 92.45%
Year Ended December 31,
2018 $ 10.22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) $ 8.77 (10.74)% $ 73,132,587 0.42% 1.25% 0.70% 34.47%
Year Ended December 31,
2017 $ 9.26 0.11 1.67 1.78 (0.12) (0.70) (0.82) $ 10.22 19.80% $ 87,579,669 0.42% 1.06% 0.69% 21.86%
Year Ended December 31,
2016 $ 9.54 0.13 0.62 0.75 (0.22) (0.81) (1.03) $ 9.26 8.36% $ 79,797,194 0.42% 1.37% 0.68% 14.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2021 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Aggressive Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 9.53 (0.01) 1.16 1.15 — — — $ 10.68 12.07% $ 95,097,269 0.30% (0.26)% 0.40% 7.46%
Year Ended December 31,
2020 $ 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) $ 9.53 12.36% $ 84,870,507 0.30% 0.66% 0.41% 11.77%
Year Ended December 31,
2019 $ 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) $ 8.76 22.32% $ 74,964,063 0.30% 0.98% 0.40% 82.66%
Year Ended December 31,
2018 $ 9.82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) $ 8.20 (9.39)% $ 61,663,748 0.30% 1.61% 0.40% 25.03%
Year Ended December 31,
2017 $ 9.15 0.14 1.47 1.61 (0.15) (0.79) (0.94) $ 9.82 18.16% $ 66,883,089 0.30% 1.43% 0.40% 16.62%
Year Ended December 31,
2016 $ 9.53 0.17 0.52 0.69 (0.25) (0.82) (1.07) $ 9.15 7.69% $ 54,164,767 0.30% 1.77% 0.37% 11.44%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 9.51 (0.02) 1.17 1.15 — — — $ 10.66 12.09%(h) $ 361,813,630 0.39% (0.35)% 0.65% 7.46%
Year Ended December 31,
2020 $ 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) $ 9.51 12.26% $ 329,163,180 0.39% 0.53% 0.66% 11.77%
Year Ended December 31,
2019 $ 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) $ 8.75 22.23% $ 324,672,238 0.39% 0.83% 0.65% 82.66%
Year Ended December 31,
2018 $ 9.81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) $ 8.19 (9.50)% $ 301,661,559 0.39% 1.39% 0.65% 25.03%
Year Ended December 31,
2017 $ 9.14 0.12 1.48 1.60 (0.14) (0.79) (0.93) $ 9.81 18.07% $ 388,433,953 0.39% 1.23% 0.65% 16.62%
Year Ended December 31,
2016 $ 9.52 0.15 0.53 0.68 (0.24) (0.82) (1.06) $ 9.14 7.59% $ 373,264,776 0.39% 1.55% 0.62% 11.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

44 - Financial Highlights - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderate
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.87 (0.01) 1.00 0.99 — — — $ 11.86 9.11% $ 54,299,701 0.28% (0.24)% 0.38% 3.93%
Year Ended December 31,
2020 $ 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) $ 10.87 10.77% $ 48,710,299 0.29% 1.07% 0.39% 8.94%
Year Ended December 31,
2019 $ 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) $ 10.18 18.32% $ 45,677,003 0.28% 1.34% 0.38% 61.95%
Year Ended December 31,
2018 $ 11.07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) $ 9.57 (7.07)% $ 43,050,927 0.28% 1.92% 0.38% 18.42%
Year Ended December 31,
2017 $ 10.52 0.19 1.25 1.44 (0.20) (0.69) (0.89) $ 11.07 14.05% $ 43,569,268 0.28% 1.71% 0.38% 14.62%
Year Ended December 31,
2016 $ 10.87 0.21 0.51 0.72 (0.30) (0.77) (1.07) $ 10.52 6.82% $ 35,809,058 0.28% 1.93% 0.35% 9.38%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.84 (0.02) 1.00 0.98 — — — $ 11.82 9.04% $ 2,432,544,943 0.37% (0.33)% 0.63% 3.93%
Year Ended December 31,
2020 $ 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) $ 10.84 10.69% $ 2,355,992,791 0.38% 0.93% 0.64% 8.94%
Year Ended December 31,
2019 $ 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) $ 10.16 18.14% $ 2,400,916,295 0.37% 1.27% 0.63% 61.95%
Year Ended December 31,
2018 $ 11.05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) $ 9.56 (7.09)% $ 2,299,211,915 0.37% 1.66% 0.63% 18.42%
Year Ended December 31,
2017 $ 10.50 0.17 1.26 1.43 (0.19) (0.69) (0.88) $ 11.05 13.97% $ 2,781,291,519 0.37% 1.51% 0.63% 14.62%
Year Ended December 31,
2016 $ 10.85 0.19 0.52 0.71 (0.29) (0.77) (1.06) $ 10.50 6.74% $ 2,701,915,909 0.37% 1.75% 0.60% 9.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2021 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
s
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Moderately
Conservative Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.08 (0.01) 0.68 0.67 — — — $ 11.75 6.05% $ 6,415,593 0.30% (0.19)% 0.40% 4.01%
Year Ended December 31,
2020 $ 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) $ 11.08 9.15% $ 7,096,376 0.30% 1.58% 0.40% 7.90%
Year Ended December 31,
2019 $ 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) $ 10.28 14.28% $ 5,846,790 0.30% 1.70% 0.40% 45.02%
Year Ended December 31,
2018 $ 10.89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) $ 9.72 (4.68)% $ 6,378,048 0.30% 2.04% 0.40% 15.44%
Year Ended December 31,
2017 $ 10.52 0.19 0.86 1.05 (0.22) (0.46) (0.68) $ 10.89 10.08% $ 8,400,344 0.29% 1.76% 0.39% 13.62%
Year Ended December 31,
2016 $ 10.62 0.22 0.41 0.63 (0.29) (0.44) (0.73) $ 10.52 5.99% $ 7,837,467 0.29% 2.04% 0.36% 11.84%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.07 (0.02) 0.68 0.66 — — — $ 11.73 5.96% $ 719,741,920 0.39% (0.28)% 0.65% 4.01%
Year Ended December 31,
2020 $ 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) $ 11.07 9.05% $ 714,953,564 0.39% 1.26% 0.65% 7.90%
Year Ended December 31,
2019 $ 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) $ 10.28 14.30% $ 734,442,542 0.39% 1.63% 0.65% 45.02%
Year Ended December 31,
2018 $ 10.88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) $ 9.71 (4.76)% $ 715,604,362 0.39% 1.89% 0.65% 15.44%
Year Ended December 31,
2017 $ 10.52 0.18 0.85 1.03 (0.21) (0.46) (0.67) $ 10.88 9.88% $ 834,209,409 0.38% 1.69% 0.64% 13.62%
Year Ended December 31,
2016 $ 10.61 0.20 0.43 0.63 (0.28) (0.44) (0.72) $ 10.52 6.00% $ 833,962,107 0.38% 1.86% 0.61% 11.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were pe rformed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.91 (0.01) 0.33 0.32 — — — $ 11.23 2.93% $ 8,347,966 0.30% (0.12)% 0.40% 6.75%
Year Ended December 31,
2020 $ 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) $ 10.91 7.69% $ 8,581,355 0.30% 1.98% 0.40% 21.82%
Year Ended December 31,
2019 $ 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) $ 10.18 10.77% $ 6,728,419 0.30% 2.24% 0.40% 33.21%
Year Ended December 31,
2018 $ 10.16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) $ 9.61 (2.51)% $ 6,383,879 0.30% 2.31% 0.40% 15.61%
Year Ended December 31,
2017 $ 9.97 0.21 0.42 0.63 (0.22) (0.22) (0.44) $ 10.16 6.35% $ 7,588,982 0.29% 2.07% 0.39% 9.98%
Year Ended December 31,
2016 $ 10.03 0.22 0.26 0.48 (0.26) (0.28) (0.54) $ 9.97 4.81% $ 7,001,246 0.29% 2.12% 0.36% 13.91%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.90 (0.01) 0.32 0.31 — — — $ 11.21 2.84% $ 706,659,514 0.39% (0.21)% 0.65% 6.75%
Year Ended December 31,
2020 $ 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) $ 10.90 7.59% $ 746,243,128 0.39% 1.71% 0.65% 21.82%
Year Ended December 31,
2019 $ 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) $ 10.18 10.67% $ 639,361,954 0.39% 2.05% 0.65% 33.21%
Year Ended December 31,
2018 $ 10.16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) $ 9.61 (2.60)% $ 624,695,097 0.39% 2.11% 0.65% 15.61%
Year Ended December 31,
2017 $ 9.96 0.19 0.44 0.63 (0.21) (0.22) (0.43) $ 10.16 6.36% $ 717,417,902 0.38% 1.87% 0.64% 9.98%
Year Ended December 31,
2016 $ 10.03 0.20 0.26 0.46 (0.25) (0.28) (0.53) $ 9.96 4.61% $ 744,912,548 0.38% 1.98% 0.61% 13.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2021 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Balanced
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.26 (0.01) 0.86 0.85 — — — $ 12.11 7.55% $ 23,762,290 0.29% (0.22)% 0.39% 3.67%
Year Ended December 31,
2020 $ 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) $ 11.26 9.71% $ 21,756,995 0.29% 1.30% 0.39% 7.54%
Year Ended December 31,
2019 $ 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) $ 10.48 16.29% $ 20,018,676 0.29% 1.67% 0.39% 54.36%
Year Ended December 31,
2018 $ 11.38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) $ 9.90 (6.04)% $ 17,637,185 0.29% 1.83% 0.39% 16.15%
Year Ended December 31,
2017 $ 10.83 0.08 1.20 1.28 (0.19) (0.54) (0.73) $ 11.38 12.01% $ 47,999,769 0.28% 0.67% 0.38% 14.15%
Year Ended December 31,
2016 $ 10.99 0.22 0.46 0.68 (0.30) (0.54) (0.84) $ 10.83 6.28% $ 189,719,048 0.28% 2.00% 0.35% 6.93%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.18 (0.02) 0.86 0.84 — — — $ 12.02 7.51% $ 2,085,962,744 0.38% (0.31)% 0.64% 3.67%
Year Ended December 31,
2020 $ 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) $ 11.18 9.68% $ 2,045,121,869 0.38% 1.12% 0.64% 7.54%
Year Ended December 31,
2019 $ 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) $ 10.41 16.18% $ 2,065,576,080 0.38% 1.48% 0.64% 54.36%
Year Ended December 31,
2018 $ 11.33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) $ 9.84 (6.23)% $ 1,961,859,350 0.38% 1.83% 0.64% 16.15%
Year Ended December 31,
2017 $ 10.80 0.19 1.09 1.28 (0.21) (0.54) (0.75) $ 11.33 12.05% $ 2,311,218,302 0.37% 1.65% 0.63% 14.15%
Year Ended December 31,
2016 $ 10.97 0.21 0.45 0.66 (0.29) (0.54) (0.83) $ 10.80 6.11% $ 2,206,134,015 0.37% 1.87% 0.60% 6.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Financial Highlights - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Capital
Appreciation Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.62 (0.01) 1.14 1.13 — — — $ 11.75 10.64% $ 41,993,531 0.28% (0.24)% 0.38% 4.55%
Year Ended December 31,
2020 $ 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) $ 10.62 11.67% $ 37,553,096 0.29% 0.89% 0.39% 8.73%
Year Ended December 31,
2019 $ 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) $ 9.98 20.22% $ 32,810,967 0.28% 1.20% 0.38% 71.43%
Year Ended December 31,
2018 $ 11.02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) $ 9.43 (8.04)% $ 27,456,509 0.28% 1.75% 0.38% 22.31%
Year Ended December 31,
2017 $ 10.33 0.17 1.45 1.62 (0.19) (0.74) (0.93) $ 11.02 16.01% $ 29,698,043 0.28% 1.52% 0.38% 14.53%
Year Ended December 31,
2016 $ 10.74 0.20 0.55 0.75 (0.30) (0.86) (1.16) $ 10.33 7.32% $ 25,818,194 0.28% 1.90% 0.35% 9.92%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.60 (0.02) 1.15 1.13 — — — $ 11.73 10.66% $ 2,519,800,590 0.37% (0.33)% 0.63% 4.55%
Year Ended December 31,
2020 $ 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) $ 10.60 11.47% $ 2,413,494,020 0.38% 0.74% 0.64% 8.73%
Year Ended December 31,
2019 $ 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) $ 9.98 20.24% $ 2,419,752,360 0.37% 1.04% 0.63% 71.43%
Year Ended December 31,
2018 $ 11.01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) $ 9.42 (8.16)% $ 2,286,264,984 0.37% 1.53% 0.63% 22.31%
Year Ended December 31,
2017 $ 10.33 0.15 1.45 1.60 (0.18) (0.74) (0.92) $ 11.01 15.80% $ 2,799,296,717 0.37% 1.38% 0.63% 14.53%
Year Ended December 31,
2016 $ 10.73 0.18 0.57 0.75 (0.29) (0.86) (1.15) $ 10.33 7.32% $ 2,652,115,077 0.37% 1.66% 0.60% 9.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2021 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth & Income Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.03 (0.01) 0.80 0.79 — — — $ 11.82 7.16% $ 3,402,151 0.25% (0.19)% 0.42% 4.65%
Year Ended December 31,
2020 $ 10.54 0.13 0.43 0.56 (0.07) — (0.07) $ 11.03 5.32% $ 3,013,725 0.25% 1.27% 0.42% 12.19%
Year Ended December 31,
2019 $ 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) $ 10.54 14.05% $ 2,673,794 0.25% 1.76% 0.42% 60.58%
Year Ended December 31,
2018 $ 11.07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) $ 9.67 (6.81)% $ 2,131,954 0.25% 2.14% 0.42% 17.05%
Year Ended December 31,
2017 $ 10.13 0.22 1.28 1.50 (0.20) (0.36) (0.56) $ 11.07 14.96% $ 2,022,774 0.25% 2.01% 0.42% 15.23%
Year Ended December 31,
2016 $ 9.84 0.21 0.35 0.56 (0.25) (0.02) (0.27) $ 10.13 5.74% $ 1,344,914 0.25% 2.15% 0.42% 11.10%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.99 (0.02) 0.80 0.78 — — — $ 11.77 7.10% $ 607,436,536 0.45% (0.39)% 0.67% 4.65%
Year Ended December 31,
2020 $ 10.53 0.10 0.43 0.53 (0.07) — (0.07) $ 10.99 5.04% $ 582,403,566 0.45% 1.01% 0.67% 12.19%
Year Ended December 31,
2019 $ 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) $ 10.53 13.85% $ 581,598,802 0.45% 1.45% 0.67% 60.58%
Year Ended December 31,
2018 $ 11.06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) $ 9.66 (7.01)% $ 532,696,804 0.45% 1.78% 0.67% 17.05%
Year Ended December 31,
2017 $ 10.12 0.17 1.31 1.48 (0.18) (0.36) (0.54) $ 11.06 14.77% $ 595,060,192 0.45% 1.55% 0.67% 15.23%
Year Ended December 31,
2016 $ 9.83 0.17 0.37 0.54 (0.23) (0.02) (0.25) $ 10.12 5.56% $ 525,779,382 0.45% 1.72% 0.67% 11.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

50 - Financial Highlights - June 30, 2021 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Blueprint
SM
Managed
Growth Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.32 (0.01) 1.28 1.27 — — — $ 12.59 11.22% $ 6,906,410 0.22% (0.18)% 0.41% 4.21%
Year Ended December 31,
2020 $ 10.61 0.12 0.67 0.79 (0.08) — (0.08) $ 11.32 7.53% $ 5,335,562 0.22% 1.17% 0.41% 12.93%
Year Ended December 31,
2019 $ 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) $ 10.61 15.59% $ 4,337,180 0.22% 1.59% 0.41% 71.18%
Year Ended December 31,
2018 $ 11.31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) $ 9.79 (6.79)% $ 3,337,442 0.22% 2.03% 0.41% 16.69%
Year Ended December 31,
2017 $ 10.15 0.19 1.61 1.80 (0.20) (0.44) (0.64) $ 11.31 17.98% $ 3,099,954 0.22% 1.73% 0.41% 13.79%
Year Ended December 31,
2016 $ 9.78 0.20 0.42 0.62 (0.25) — (0.25) $ 10.15 6.40% $ 2,208,157 0.22% 1.99% 0.41% 9.66%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.28 (0.02) 1.27 1.25 — — — $ 12.53 11.08% $ 1,416,874,387 0.42% (0.38)% 0.66% 4.21%
Year Ended December 31,
2020 $ 10.59 0.09 0.68 0.77 (0.08) — (0.08) $ 11.28 7.36% $ 1,317,830,724 0.42% 0.85% 0.66% 12.93%
Year Ended December 31,
2019 $ 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) $ 10.59 15.42% $ 1,293,363,349 0.42% 1.29% 0.66% 71.18%
Year Ended December 31,
2018 $ 11.30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) $ 9.77 (7.07)% $ 1,162,036,521 0.42% 1.66% 0.66% 16.69%
Year Ended December 31,
2017 $ 10.14 0.16 1.62 1.78 (0.18) (0.44) (0.62) $ 11.30 17.79% $ 1,253,131,614 0.42% 1.47% 0.66% 13.79%
Year Ended December 31,
2016 $ 9.77 0.16 0.45 0.61 (0.24) — (0.24) $ 10.14 6.21% $ 1,050,361,313 0.42% 1.65% 0.66% 9.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 51
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that
each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and
concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class
II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

52 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust and other
series of NMF (together, the “series of the Trusts”), which
are open-end investment companies generally available
to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as
of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 161,535,474 $ – $ – $ 161,535,474
Total $ 161,535,474 $ – $ – $ 161,535,474
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 457,097,734 $ – $ – $ 457,097,734
Total $ 457,097,734 $ – $ – $ 457,097,734
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,487,678,308 $ – $ – $ 2,487,678,308
Total $ 2,487,678,308 $ – $ – $ 2,487,678,308
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 726,438,108 $ – $ – $ 726,438,108
Total $ 726,438,108 $ – $ – $ 726,438,108
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 715,283,182 $ – $ – $ 715,283,182
Total $ 715,283,182 $ – $ – $ 715,283,182

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 53
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Funds did not have overdrawn
balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint
Managed Growth & Income and Blueprint Managed Growth
are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a
baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index
futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts,
Blueprint Managed Growth & Income and Blueprint Managed
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,110,443,495 $ – $ – $ 2,110,443,495
Total $ 2,110,443,495 $ – $ – $ 2,110,443,495
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,562,646,724 $ – $ – $ 2,562,646,724
Total $ 2,562,646,724 $ – $ – $ 2,562,646,724
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 832,870 $ – $ – $ 832,870
Investment Companies 580,807,728 – – 580,807,728
Total Assets $ 581,640,598 $ – $ – $ 581,640,598
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,069,808) $ – $ – $ (1,069,808)
Total Liabilities $ (1,069,808) $ – $ – $ (1,069,808)
Total $ 580,570,790 $ – $ – $ 580,570,790
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 2,710,988 $ – $ – $ 2,710,988
Investment Companies 1,339,103,690 – – 1,339,103,690
Total Assets $ 1,341,814,678 $ – $ – $ 1,341,814,678
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (3,239,463) $ – $ – $ (3,239,463)
Total Liabilities $ (3,239,463) $ – $ – $ (3,239,463)
Total $ 1,338,575,215 $ – $ – $ 1,338,575,215
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

54 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
Growth may increase their equity exposure to a maximum of
65% or to a minimum of 0% and a maximum of 80% or to a
minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 832,870
Total $ 832,870
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (1,069,808)
Total $ (1,069,808)
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 2,710,988
Total $ 2,710,988
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (3,239,463)
Total $ (3,239,463)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 55
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. As of June 30, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 243,640
Total $ 243,640
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 38,309,089
Total $ 38,309,089
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,526,880)
Total $ (1,526,880)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (6,694,115)
Total $ (6,694,115)
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 53,726,940
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 310,706,658

56 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19
$2 billion and more 0.18
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21
$2 billion and more 0.20

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 57
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $34,936 during the six months ended June 30, 2021.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
During the six months ended June 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2021, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21
$2 billion and more 0.20
Fund
Advisory Fee Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10%
Blueprint Moderate 0.10%
Blueprint Moderately Conservative 0.10%
Blueprint Conservative 0.10%
Blueprint Balanced 0.10%
Blueprint Capital Appreciation 0.10%
Fund Amount
Blueprint Aggressive $ 73,187
Blueprint Moderately Aggressive 216,686
Blueprint Moderate 1,218,252
Blueprint Moderately Conservative 358,801
Blueprint Conservative 364,580
Blueprint Balanced 1,039,645
Blueprint Capital Appreciation 1,252,359
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.19 0.09 0.09
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.19 0.09 0.09
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.

58 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25%
Blueprint Moderate All Classes 0.25%
Blueprint Moderately Conservative All Classes 0.25%
Blueprint Conservative All Classes 0.25%
Blueprint Balanced All Classes 0.25%
Blueprint Capital Appreciation All Classes 0.25%
Blueprint Managed Growth & Income All Classes 0.10%
Blueprint Managed Growth All Classes 0.07%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Blueprint Aggressive $ 12,696 $ 14,744 $ 16,239 $ 274 $ 43,953
Blueprint Moderately Aggressive 9,434 7,027 16,049 — 32,510
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —
Blueprint Capital Appreciation — — — — —
Blueprint Managed Growth &
Income 480,386 943,502 953,051 497,310 2,874,249
Blueprint Managed Growth 1,179,337 2,364,983 2,388,534 1,298,071 7,230,925
Amounts designated as "—" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 59
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $1,431,126 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $20,784.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the six months ended June 30, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of each applicable Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Distribution Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16%
Blueprint Moderate 0.16%
Blueprint Moderately Conservative 0.16%
Blueprint Conservative 0.16%
Blueprint Balanced 0.16%
Blueprint Capital Appreciation 0.16%
Blueprint Managed Growth & Income 0.05%
Blueprint Managed Growth 0.05%
Fund Amount
Blueprint Aggressive $ 83,617
Blueprint Moderately Aggressive 274,729
Blueprint Moderate 1,908,723
Blueprint Moderately Conservative 569,060
Blueprint Conservative 576,854
Blueprint Balanced 1,645,584
Blueprint Capital Appreciation 1,972,340
Blueprint Managed Growth & Income 148,03 3
Blueprint Managed Growth 340,775

60 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2021 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 109,782
Blueprint Moderately Aggressive 325,032
Blueprint Moderate 1,827,401
Blueprint Moderately Conservative 538,208
Blueprint Conservative 546,876
Blueprint Balanced 1,559,487
Blueprint Capital Appreciation 1,878,561
Blueprint Managed Growth & Income 446,461
Blueprint Managed Growth 1,026,855
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 851,100 8,485,171 2,320,280 (462,266) (2,371) 1,097,977 11,438,791 93 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 1,177,337 12,534,492 3,078,156 (676,169) (5,899) 1,681,641 16,612,221 — —
NVIT GS International Equity
Insights Fund, Class Y 2,046,964 27,732,695 3,501,290 (9,629,676) 952,109 1,925,267 24,481,685 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 4,412,907 48,850,208 8,452,499 (2,709,438) (12,610) 8,523,913 63,104,572 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 587,266 4,210,513 3,357,122 (282,823) (1,189) 1,067,301 8,350,924 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,688,462 17,565,516 4,514,736 (995,832) (9,900) 3,475,717 24,550,237 — —
Nationwide Bond Fund,
Class R6 130,427 1,191,328 206,835 (71,301) (1,887) (20,709) 1,304,266 12,879 —
NVIT Core Bond Fund,
Class Y 458,506 4,764,351 756,297 (285,203) (5,733) (34,843) 5,194,869 — —
NVIT Core Plus Bond Fund,
Class Y 531,309 6,041,264 933,330 (458,337) (5,857) (12,491) 6,497,909 — —
Total 131,375,538 27,120,545 (15,571,045) 906,663 17,703,773 161,535,474 12,972 —

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 61
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,100,588 22,556,068 3,895,054 (1,021,041) 49,826 2,751,999 28,231,906 231 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 3,058,686 35,530,587 4,630,432 (1,587,578) 137,932 4,446,681 43,158,054 — —
NVIT GS International Equity
Insights Fund, Class Y 5,120,006 75,678,331 1,769,287 (23,747,987) 2,961,936 4,573,709 61,235,276 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,557,231 141,197,918 7,256,532 (6,515,184) 453,947 22,875,192 165,268,405 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,525,917 13,430,899 5,793,547 (681,754) 47,302 3,108,540 21,698,534 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 4,226,391 49,515,141 4,846,479 (2,286,945) 189,013 9,188,034 61,451,722 — —
Nationwide Bond Fund,
Class R6 761,401 7,572,520 564,330 (377,691) (2,008) (143,137) 7,614,014 77,812 —
NVIT Core Bond Fund,
Class Y 2,684,567 30,282,743 1,923,282 (1,510,767) (6,350) (272,759) 30,416,149 — —
NVIT Core Plus Bond Fund,
Class Y 3,109,049 38,413,859 1,650,516 (1,888,459) (5,061) (147,181) 38,023,674 — —
Total 414,178,066 32,329,459 (39,617,406) 3,826,537 46,381,078 457,097,734 78,043 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 5,827,367 80,329,933 28,062 (11,459,647) 2,278,454 7,143,013 78,319,815 645 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 14,135,954 171,330,275 15,732,543 (9,336,194) 1,257,926 20,473,756 199,458,306 — —
NVIT GS International Equity
Insights Fund, Class Y 22,916,441 336,729,110 97,021 (96,229,662) 12,767,239 20,716,924 274,080,632 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 48,755,107 637,385,057 239,898 (43,356,452) 10,486,640 92,442,884 697,198,027 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,708,538 53,141,979 5,157,398 (2,966,392) 406,992 11,215,432 66,955,409 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 18,475,600 223,551,299 15,666,054 (12,642,927) 1,973,730 40,087,062 268,635,218 — —
Nationwide Bond Fund,
Class R6 5,657,312 56,120,594 4,935,500 (3,403,411) 632 (1,080,198) 56,573,117 576,995 —
NVIT Core Bond Fund,
Class Y 23,963,402 269,312,240 21,024,889 (16,336,371) (128,201) (2,367,217) 271,505,340 — —
NVIT Core Plus Bond Fund,
Class Y 27,762,349 341,673,876 19,662,768 (20,420,463) 109,273 (1,491,922) 339,533,532 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,330,311 33,818,558 2,156,495 (2,042,046) 6,747 (37,185) 33,902,569 — —
NVIT Short Term Bond Fund,
Class Y 19,247,024 202,093,551 11,100,324 (12,252,278) (205,746) 780,492 201,516,343 — —
Total 2,405,486,472 95,800,952 (230,445,843) 28,953,686 187,883,041 2,487,678,308 577,640 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 875,053 12,328,787 71,858 (2,078,216) 419,473 1,018,816 11,760,718 97 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 2,550,955 32,367,228 1,442,208 (1,846,973) 235,985 3,795,531 35,993,979 — —

62 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS International Equity
Insights Fund, Class Y 4,924,402 72,732,562 398,275 (21,454,970) 2,793,214 4,426,762 58,895,843 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,057,569 134,153,418 861,141 (12,720,339) 2,888,745 18,640,269 143,823,234 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 846,779 8,156,447 2,538,622 (517,615) 63,006 1,800,742 12,041,202 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,799,174 47,058,427 2,173,472 (2,807,708) 420,586 8,395,213 55,239,990 — —
Nationwide Bond Fund,
Class R6 2,735,483 27,563,074 2,097,668 (1,772,479) (2,421) (531,015) 27,354,827 281,364 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,243,979 13,946,616 686,043 (886,239) 64,557 (2,814) 13,808,163 109,654 —
NVIT Core Bond Fund,
Class Y 9,042,166 103,336,447 6,736,949 (6,646,792) (54,999) (923,866) 102,447,739 — —
NVIT Core Plus Bond Fund,
Class Y 10,052,994 125,858,777 5,599,947 (7,976,149) 25,455 (559,913) 122,948,117 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,337,966 13,841,333 680,032 (886,238) 1,866 (16,499) 13,620,494 — —
NVIT Short Term Bond Fund,
Class Y 12,273,525 130,961,428 5,590,068 (8,419,268) (141,976) 513,550 128,503,802 — —
Total 722,304,544 28,876,283 (68,012,986) 6,713,491 36,556,776 726,438,108 391,115 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 1,437,146 17,317,598 2,686,330 (1,934,923) 195,751 2,013,377 20,278,133 — —
NVIT GS International Equity
Insights Fund, Class Y 2,677,850 41,011,673 1,429,502 (14,437,349) 1,737,729 2,285,531 32,027,086 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 5,524,861 77,736,382 2,882,100 (13,904,164) 2,584,981 9,706,211 79,005,510 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 286,843 — 3,996,775 (106,723) 2,742 186,117 4,078,911 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 1,785,702 27,329,090 960,700 (7,271,544) 1,781,170 3,164,688 25,964,104 — —
Nationwide Bond Fund,
Class R6 3,823,414 40,482,902 3,587,219 (5,027,550) (79,250) (729,177) 38,234,144 406,694 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,530,262 29,780,261 1,861,760 (3,656,400) 105,264 (4,977) 28,085,908 226,648 —
NVIT Core Bond Fund,
Class Y 10,418,316 125,105,102 9,761,861 (15,539,701) (277,270) (1,010,471) 118,039,521 — —
NVIT Core Plus Bond Fund,
Class Y 12,495,484 164,359,619 9,397,644 (20,110,201) (52,157) (775,136) 152,819,769 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,702,578 18,477,612 1,167,862 (2,285,250) (16,909) (11,076) 17,332,239 — —
NVIT Short Term Bond Fund,
Class Y 19,046,596 213,483,792 11,834,293 (26,508,901) (388,655) 997,328 199,417,857 — —
Total 755,084,031 49,566,046 (110,782,706) 5,593,396 15,822,415 715,283,182 633,342 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,173,671 58,128,109 43,216 (8,896,071) 1,744,574 5,074,309 56,094,137 462 —

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 63
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 9,713,172 114,447,234 14,049,342 (6,135,053) 784,355 13,906,974 137,052,852 — —
NVIT GS International Equity
Insights Fund, Class Y 19,704,953 270,768,485 209,807 (62,657,545) 8,302,744 19,047,741 235,671,232 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 33,525,415 442,862,996 359,136 (35,282,606) 8,558,919 62,914,996 479,413,441 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,231,296 46,145,611 34,203 (9,774,555) 2,357,136 7,186,639 45,949,034 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 12,395,732 155,313,496 4,239,280 (8,415,356) 1,262,712 27,833,813 180,233,945 — —
Nationwide Bond Fund,
Class R6 6,859,509 68,242,603 5,659,135 (3,990,530) (9,646) (1,306,472) 68,595,090 701,900 —
NVIT Core Bond Fund,
Class Y 24,186,146 272,902,988 19,632,407 (15,962,119) (126,554) (2,417,693) 274,029,029 — —
NVIT Core Plus Bond Fund,
Class Y 27,209,924 336,328,211 17,208,560 (19,382,574) 50,675 (1,427,504) 332,777,368 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,875,796 29,373,137 1,640,380 (1,710,227) 3,367 (31,058) 29,275,599 — —
NVIT Short Term Bond Fund,
Class Y 25,917,074 273,046,518 13,490,684 (15,962,119) (268,290) 1,044,975 271,351,768 — —
Total 2,067,559,388 76,566,150 (188,168,755) 22,659,992 131,826,720 2,110,443,495 702,362 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 8,911,459 108,107,944 4,896,411 (6,262,168) 607,022 12,420,796 119,770,005 988 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 15,385,112 172,937,546 32,149,063 (10,597,993) 1,275,085 21,320,226 217,083,927 — —
NVIT GS International Equity
Insights Fund, Class Y 26,721,799 390,254,363 85,570 (109,651,034) 14,589,660 24,314,153 319,592,712 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 59,688,905 772,143,170 3,163,138 (46,897,842) 10,219,391 114,923,488 853,551,345 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,711,543 53,639,898 32,668,818 (3,898,302) 427,428 12,600,300 95,438,142 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 19,314,760 270,796,345 60,417 (39,819,856) 11,306,104 38,493,603 280,836,613 — —
Nationwide Bond Fund,
Class R6 4,522,221 45,326,379 3,749,014 (2,977,641) (3,961) (871,584) 45,222,207 464,829 —
NVIT Core Bond Fund,
Class Y 19,931,100 226,576,307 16,258,272 (14,888,204) (110,698) (2,016,313) 225,819,364 — —
NVIT Core Plus Bond Fund,
Class Y 22,159,236 275,948,789 14,072,260 (17,865,845) 59,481 (1,207,231) 271,007,454 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,211,882 22,761,276 1,267,185 (1,488,822) 3,209 (25,893) 22,516,955 — —
NVIT Short Term Bond Fund,
Class Y 10,678,892 113,348,409 5,580,840 (7,444,102) (120,132) 442,985 111,808,000 — —
Total 2,451,840,426 113,950,988 (261,791,809) 38,252,589 220,394,530 2,562,646,724 465,817 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,150,311 16,132,894 155,346 (2,728,206) 391,276 1,508,874 15,460,184 127 —

64 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
Further information about each affiliated Underlying Fund
may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust and at
www.nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 2,677,761 31,766,194 4,385,948 (2,446,231) 121,790 3,955,508 37,783,209 — —
NVIT GS International Equity
Insights Fund, Class Y 5,428,225 75,204,946 724,548 (18,595,168) 2,380,481 5,206,761 64,921,568 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 9,242,894 123,000,582 1,301,101 (12,090,172) 2,724,145 17,237,731 132,173,387 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 890,768 12,810,371 123,913 (2,921,031) 680,161 1,973,313 12,666,727 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 3,417,522 43,124,512 1,739,777 (3,304,926) 450,223 7,681,186 49,690,772 — —
Nationwide Bond Fund,
Class R6 1,884,694 18,962,711 1,753,223 (1,498,672) (31,508) (338,815) 18,846,939 193,648 —
NVIT Core Bond Fund,
Class Y 6,643,496 75,841,689 6,165,553 (6,010,863) (104,198) (621,369) 75,270,812 — —
NVIT Core Plus Bond Fund,
Class Y 7,474,309 93,452,784 5,655,122 (7,298,905) (60,873) (337,335) 91,410,793 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 789,786 8,162,628 531,468 (644,914) (11,936) 2,775 8,040,021 — —
NVIT Short Term Bond Fund,
Class Y 7,119,705 75,876,913 4,460,037 (6,010,863) (54,662) 271,891 74,543,316 — —
Total 574,336,224 26,996,036 (63,549,951) 6,484,899 36,540,520 580,807,728 193,775 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,135,270 42,304,150 135,936 (5,296,510) 793,127 4,201,323 42,138,026 346 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y ** 7,605,342 90,226,654 8,881,846 (3,320,685) 440,617 11,082,945 107,311,377 — —
NVIT GS International Equity
Insights Fund, Class Y 12,329,271 177,442,354 525,042 (48,272,373) 6,374,287 11,388,768 147,458,078 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 26,231,675 335,882,691 1,186,705 (16,691,508) 3,451,501 51,283,567 375,112,956 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,533,007 27,986,165 2,927,990 (1,052,060) 131,125 6,026,142 36,019,362 — —
NVIT U.S. 130/30 Equity
Fund, Class Y ** 9,939,229 117,776,885 8,928,798 (4,490,473) 705,086 21,596,094 144,516,390 — —
Nationwide Bond Fund,
Class R6 3,048,418 29,588,698 2,672,775 (1,209,790) (47,150) (520,354) 30,484,179 288,664 —
NVIT Core Bond Fund,
Class Y 12,911,240 141,999,231 11,412,626 (5,835,182) (149,426) (1,142,904) 146,284,345 — —
NVIT Core Plus Bond Fund,
Class Y 14,957,953 180,131,298 10,788,991 (7,290,516) (88,865) (605,144) 182,935,764 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,794,250 17,827,958 1,183,207 (731,957) (14,564) 823 18,265,467 — —
NVIT Short Term Bond Fund,
Class Y 10,370,367 106,550,758 6,099,585 (4,376,386) (42,510) 346,299 108,577,746 — —
Total 1,267,716,842 54,743,501 (98,567,440) 11,553,228 103,657,559 1,339,103,690 289,010 —
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

Blueprint Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 65
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
6. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds.
Please refer to the current prospectus for a discussion of
the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutualfundsnvit for series of the Trust and at
www.nationwide.com/mutualfunds for series of NMF or at the
SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in
each such affiliated Underlying Fund’s semiannual report to
shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
Fund Purchases
*
Sales
Blueprint Aggressive $ 27,120,545 $ 15,571,045
Blueprint Moderately Aggressive 32,329,459 39,617,406
Blueprint Moderate 95,800,952 230,445,843
Blueprint Moderately Conservative 28,876,283 68,012,986
Blueprint Conservative 49,566,046 110,782,706
Blueprint Balanced 76,566,150 188,168,755
Blueprint Capital Appreciation 113,950,988 261,791,809
Blueprint Managed Growth & Income 26,996,036 63,549,951
Blueprint Managed Growth 54,743,501 98,567,440
* Purchases include reinvestments of income and realized gain distributions, as applicable.

66 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Blueprint Funds
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
10. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 125,709,774 $ 35,825,700 $ – $ 35,825,700
Blueprint Moderately Aggressive 355,439,837 101,657,897 – 101,657,897
Blueprint Moderate 2,036,144,167 451,894,789 (360,648) 451,534,141
Blueprint Moderately Conservative 629,439,413 97,141,450 (142,755) 96,998,695
Blueprint Conservative 715,283,182 – – –
Blueprint Balanced 2,111,408,271 – – –
Blueprint Capital Appreciation 2,041,165,558 521,481,167 (1) 521,481,166
Blueprint Managed Growth & Income 488,541,659 93,098,939 (1,069,808) 92,029,131
Blueprint Managed Growth 1,095,045,367 246,769,311 (3,239,463) 243,529,848
Amounts designated as "−" are zero or have been rounded to zero.

Blueprint Funds - June 30, 2021 (Unaudited) - Supplemental Information - 67
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Blueprint Funds - June 30, 2021 (Unaudited) - Management Information - 69
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

70 - Management Information - June 30, 2021 (Unaudited) - Blueprint Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - June 30, 2021 (Unaudited) - Management Information - 71
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

72 - Market Index Definitions - June 30, 2021 (Unaudited) - Blueprint Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Blueprint Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 73
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

74 - Market Index Definitions - June 30, 2021 (Unaudited) - Blueprint Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Blueprint Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 75
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

76 - Market Index Definitions - June 30, 2021 (Unaudited) - Blueprint Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
(formerly, BlackRock NVIT Managed Global Allocation Fund)
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 16
Statements of Operations 20
Statements of Changes in Net Assets 22
Financial Highlights 26
Notes to Financial Statements 31
Supplemental Information 45
Management Information 47
Market Index Definitions 50

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT BlackRock Managed Global Allocation Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Alternative Assets 95.3%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 4.7%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Asset Allocation
1
Fixed Income Funds 100.0%
Repurchase Agreement 16.7%
Liabilities in excess of other assets
§
(16.7)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 42.8%
iShares Core 1-5 Year USD Bond ETF 12.7%
iShares Core 10+ Year USD Bond ETF 8.8%
iShares Core Total USD Bond Market ETF 8.6%
iShares MBS ETF 8.5%
iShares U.S. Treasury Bond ETF 4.3%
Cantor Fitzgerald & Co. 14.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT iShares
®
Global Equity ETF Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 98.5%
Repurchase Agreement 15.2%
Liabilities in excess of other assets
§
(13.7)%
100.0%
Top Holdings
2
iShares Core S&P Total U.S. Stock Market ETF 24.7%
iShares Core S&P Mid-Cap ETF 15.2%
iShares Core MSCI International Developed Markets
ETF 11.4%
iShares Core MSCI EAFE ETF 10.1%
iShares MSCI USA Multifactor ETF 7.7%
iShares Core S&P 500 ETF 6.2%
iShares Core S&P Small-Cap ETF 2.9%
iShares MSCI USA Value Factor ETF 1.8%
iShares MSCI USA Quality Factor ETF 1.7%
iShares MSCI USA Momentum Factor ETF 1.7%
Other Holdings
#
16.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Asset Allocation
1
Balanced Fund 95.0%
Futures Contracts 0.2%
Other assets in excess of liabilities 4.8%
100.0%
Top Holdings
2
American Funds Asset Allocation Fund, Class 1 100.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Managed American Funds Growth-Income Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Fund 94.9%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.0%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Fund of Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 31, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,053.20 2.29 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 982.30 3.29 0.67
Hypothetical
(c)(d)
1,000.00 1,021.47 3.36 0.67
Class Y Shares
Actual
(c)
1,000.00 984.70 0.84 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17

Fund of Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,147.30 3.46 0.65
Hypothetical
(c)(d)
1,000.00 1,021.57 3.26 0.65
Class Y Shares
Actual
(c)
1,000.00 1,150.20 0.91 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17
NVIT Managed American Funds Asset Allocation
Fund
Class II Shares
Actual
(c)
1,000.00 1,088.00 3.57 0.69
Hypothetical
(c)(d)
1,000.00 1,021.37 3.46 0.69
NVIT Managed American Funds Growth-Income
Fund
Class II Shares
Actual
(c)
1,000.00 1,130.90 3.65 0.69
Hypothetical
(c)(d)
1,000.00 1,021.37 3.46 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 95.3%
Shares Value ($)
Alternative Assets 95.3%
BlackRock Global Allocation VI
Fund, Class I* 17,600,362 365,735,527
Total Alternative Assets
(cost $286,074,714) 365,735,527
Total Investment Company
(cost $286,074,714) 365,735,527
Total Investments
(cost $286,074,714) — 95.3% 365,735,527
Other assets in excess of liabilities — 4.7% 18,088,076
NET ASSETS — 100.0% $ 383,823,603
* Denotes a non-income producing security.
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 244 9/2021 USD 28,110,020 (540,048)
Russell 2000 E-Mini Index 5 9/2021 USD 576,950 (4,678)
S&P 500 E-Mini Index 146 9/2021 USD 31,306,780 487,365
S&P Midcap 400 E-Mini Index 8 9/2021 USD 2,153,920 (23,335)
(80,696)
As of June 30, 2021, the Fund had $3,834,305 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2021 (Unaudited) - Statement of Investments - 11
Exchange Traded Funds 100.0%
Shares Value ($)
Fixed Income Funds 100.0%
iShares Core 10+ Year USD
Bond ETF 48,519 3,505,983
iShares Core 1-5 Year USD
Bond ETF(a) 97,956 5,024,163
iShares Core Total USD Bond
Market ETF(a) 63,433 3,393,031
iShares Core U.S. Aggregate
Bond ETF 146,719 16,921,102
iShares MBS ETF 31,005 3,355,671
iShares U.S. Treasury Bond
ETF(a) 63,504 1,689,207
Total Exchange Traded Funds
(cost $33,880,711) 33,889,157
Repurchase Agreement 16.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $5,663,978,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $5,777,249.
(b)(c) 5,663,970 5,663,970
Total Repurchase Agreement
(cost $5,663,970) 5,663,970
Total Investments
(cost $39,544,681) — 116.7% 39,553,127
Liabilities in excess of other assets
— (16.7)% (5,651,718)
NET ASSETS — 100.0% $ 33,901,409
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $5,541,038, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,663,970.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $5,663,970.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 98.5%
Shares Value ($)
Equity Funds 98.5%
iShares Core MSCI EAFE ETF 55,138 4,127,631
iShares Core MSCI International
Developed Markets ETF(a) 69,228 4,669,428
iShares Core S&P 500 ETF 5,908 2,539,967
iShares Core S&P Mid-Cap ETF 23,140 6,218,412
iShares Core S&P Small-Cap
ETF(a) 10,617 1,199,509
iShares Core S&P Total U.S.
Stock Market ETF(a) 102,375 10,110,555
iShares MSCI USA Momentum
Factor ETF(a) 4,119 714,358
iShares MSCI USA Multifactor
ETF(a) 74,081 3,172,889
iShares MSCI USA Quality
Factor ETF 5,385 715,505
iShares MSCI USA Size Factor
ETF(a) 5,511 713,234
iShares MSCI USA Small-Cap
Multifactor ETF(a) 10,582 580,423
iShares MSCI USA Value Factor
ETF 6,832 717,770
Total Exchange Traded Funds
(cost $30,443,541) 35,479,681
Repurchase Agreement 15.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $5,484,477,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2026 - 11/15/2028; total
market value $5,594,158.
(b)(c) 5,484,469 5,484,469
Total Repurchase Agreement
(cost $5,484,469) 5,484,469
Total Investments
(cost $35,928,010) — 113.7% 40,964,150
Liabilities in excess of other assets
— (13.7)% (4,936,614)
NET ASSETS — 100.0% $ 36,027,536
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $8,585,999, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,484,469 and by $3,365,487 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 3.88%, and maturity dates ranging from
7/22/2021 – 5/15/2051, a total value of $8,849,956.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $5,484,469.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2021 (Unaudited) - Statement of Investments - 13
Investment Company 95.0%
Shares Value ($)
Balanced Fund 95.0%
American Funds Asset Allocation
Fund, Class 1 94,576,259 2,664,213,212
Total Investment Company
(cost $2,118,587,105) 2,664,213,212
Total Investments
(cost $2,118,587,105) — 95.0% 2,664,213,212
Other assets in excess of liabilities — 5.0% 139,543,802
NET ASSETS — 100.0% $ 2,803,757,014
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 296 9/2021 USD 34,100,680 (739,991)
Russell 2000 E-Mini Index 111 9/2021 USD 12,808,290 (70,963)
S&P 500 E-Mini Index 1,483 9/2021 USD 317,999,690 5,865,766
S&P Midcap 400 E-Mini Index 10 9/2021 USD 2,692,400 (33,135)
5,021,677
As of June 30, 2021, the Fund had $21,207,327 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94.9%
Shares Value ($)
Equity Fund 94.9%
American Funds Growth-Income
Fund, Class 1 10,324,390 644,654,941
Total Investment Company
(cost $484,639,741) 644,654,941
Total Investments
(cost $484,639,741) — 94.9% 644,654,941
Other assets in excess of liabilities — 5.1% 34,959,122
NET ASSETS — 100.0% $ 679,614,063
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 17 9/2021 USD 1,958,485 (41,915)
Russell 2000 E-Mini Index 3 9/2021 USD 346,170 752
S&P 500 E-Mini Index 137 9/2021 USD 29,376,910 536,471
S&P Midcap 400 E-Mini Index 3 9/2021 USD 807,720 (9,940)
485,368
As of June 30, 2021, the Fund had $1,856,994 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 365,735,527
Repurchase agreement, at value —
Cash 14,593,925
Deposits with broker for futures contracts 3,822,205
Interest receivable 1,232
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 419,867
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,582
Total Assets 384,574,338
Liabilities:
Payable for investments purchased 398,772
Payable for capital shares redeemed 99
Payable for variation margin on futures contracts 166,190
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 47,167
Fund administration fees 39,075
Distribution fees —
Administrative servicing fees 79,202
Accounting and transfer agent fees 40
Trustee fees 92
Custodian fees 1,546
Compliance program costs (Note 3) 358
Professional fees 11,851
Printing fees 5,484
Other 859
Total Liabilities 750,735
Net Assets $ 383,823,603
* Includes value of securities on loan (Note 2) —
Cost of investment securities 286,074,714
Cost of repurchase agreement —
Represented by:
Capital $ 305,516,603
Total distributable earnings (loss) 78,307,000
Net Assets $ 383,823,603

Fund of Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 33,889,157 $ 35,479,681 $ 2,664,213,212 $ 644,654,941
5,663,970 5,484,469 — —
237,682 74,783 119,530,917 33,461,640
— — 21,360,935 1,856,994
27 38 9,274 2,613
2,171 13,185 — —
— 59,314 732,535 —
23,952 542,058 — 503,787
— — 247,181 31,346
7,966 7,926 — —
123 87 11,732 2,774
39,825,048 41,661,541 2,806,105,786 680,514,095
161,611 54,560 — 476,139
845 31 771,032 2,575
— — — —
5,663,970 5,484,469 — —
2,924 3,048 336,460 81,085
63,796 63,792 87,982 44,898
6,040 6,254 571,467 137,468
10,192 7,986 540,817 137,268
42 37 213 57
5 8 781 117
5 5 10,695 1,906
23 16 2,604 603
9,427 9,383 22,943 13,344
4,697 4,325 32 4,324
62 91 3,746 248
5,923,639 5,634,005 2,348,772 900,032
$ 33,901,409 $ 36,027,536 $ 2,803,757,014 $ 679,614,063
5,541,038 8,585,999 — —
33,880,711 30,443,541 2,118,587,105 484,639,741
5,663,970 5,484,469 — —
$ 33,816,570 $ 30,874,314 $ 2,272,679,472 $ 536,593,972
84,839 5,153,222 531,077,542 143,020,091
$ 33,901,409 $ 36,027,536 $ 2,803,757,014 $ 679,614,063

18 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 383,823,603
Class Y Shares —
Total $ 383,823,603
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 30,278,733
Class Y Shares —
Total 30,278,733
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12.68
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 30,794,116 $ 32,380,452 $ 2,803,757,014 $ 679,614,063
3,107,293 3,647,084 — —
$ 33,901,409 $ 36,027,536 $ 2,803,757,014 $ 679,614,063
2,773,755 2,088,779 213,959,265 50,739,526
283,247 246,774 — —
3,057,002 2,335,553 213,959,265 50,739,526
$ 11.10 $ 15.50 $ 13.10 $ 13.39
$ 10.97 $ 14.78 $ — $ —

20 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed
Global Allocation Fund
INVESTMENT INCOME:
Dividend income $ —
Income from securities lending (Note 2) —
Interest income (655)
Total Income (655)
EXPENSES:
Investment advisory fees 1,328,750
Fund administration fees 60,945
Distribution fees Class II Shares 448,900
Administrative servicing fees Class II Shares 448,900
Professional fees 13,896
Printing fees 6,334
Trustee fees 5,217
Custodian fees 5,946
Accounting and transfer agent fees 123
Compliance program costs (Note 3) 674
Other 3,856
Total expenses before fees waived and expenses reimbursed 2,323,541
Distribution fees waived - Class II (Note 3) (448,900)
Investment advisory fees waived (Note 3) (1,059,408)
Expenses reimbursed by adviser (Note 3) —
Total Expenses 815,233
NET INVESTMENT INCOME/(LOSS) (815,888)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities 241,567
Expiration or closing of futures contracts (Note 2) (2,619,532)
Net realized gains (losses) (2,377,965)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 22,332,467
Futures contracts (Note 2) (618,387)
Net change in unrealized appreciation/depreciation 21,714,080
Net realized/unrealized gains (losses) 19,336,115
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 18,520,227
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 21
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global
Equity ETF Fund
NVIT Managed American
Funds Asset Allocation
Fund
NVIT Managed American
Funds Growth-Income
Fund
$ 207,895 $ 218,536 $ 8,658,599 $ 2,526,649
18,032 74,810 — —
118 202 984 7,946
226,045 293,548 8,659,583 2,534,595
14,458 12,415 1,945,332 460,935
41,483 41,040 316,316 90,511
29,538 24,474 3,296,693 778,819
29,538 22,080 3,296,693 778,819
8,376 8,243 56,025 18,968
4,557 4,402 16,751 8,868
385 335 38,441 9,036
351 281 43,496 10,210
111 107 669 180
47 38 4,966 1,170
371 304 27,313 6,234
129,215 113,719 9,042,695 2,163,750
— — — —
— — — —
(47,668) (47,885) — —
81,547 65,834 9,042,695 2,163,750
144,498 227,714 (383,112) 370,845
— — 85,397,019 6,061,340
(36,696) 26,926 9,964,034 2,469,839
— — (16,159,344) (1,137,066)
(36,696) 26,926 79,201,709 7,394,113
(406,762) 2,492,392 146,986,763 69,406,336
— — (662,356) (36,220)
(406,762) 2,492,392 146,324,407 69,370,116
(443,458) 2,519,318 225,526,116 76,764,229
$ (298,960) $ 2,747,032 $ 225,143,004 $ 77,135,074

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (815,888) $ 2,433,185
Net realized gains (losses) (2,377,965) 2,278,114
Net change in unrealized appreciation/depreciation 21,714,080 39,229,368
Change in net assets resulting from operations 18,520,227 43,940,667
Distributions to Shareholders From:
Distributable earnings:
Class II — (9,481,789)
Class Y — —
Change in net assets from shareholder distributions — (9,481,789)
Change in net assets from capital transactions 23,178,070 (6,276,142)
Change in net assets 41,698,297 28,182,736
Net Assets:
Beginning of period 342,125,306 313,942,570
End of period $ 383,823,603 $ 342,125,306
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 26,165,588 $ 14,488,970
Dividends reinvested — 9,481,789
Cost of shares redeemed (2,987,518) (30,246,901)
Total Class II Shares 23,178,070 (6,276,142)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 23,178,070 $ (6,276,142)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,112,530 1,330,571
Reinvested — 854,986
Redeemed (241,290) (2,778,834)
Total Class II Shares 1,871,240 (593,277)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 1,871,240 (593,277)
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 23
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 144,498 $ 238,961 $ 227,714 $ 160,983
(36,696) 18,476 26,926 (137,122)
(406,762) 371,153 2,492,392 2,222,326
(298,960) 628,590 2,747,032 2,246,187
— (245,294) — (130,624)
— (42,477) — (34,403)
— (287,771) — (165,027)
12,660,121 15,902,816 19,406,835 8,038,658
12,361,161 16,243,635 22,153,867 10,119,818
21,540,248 5,296,613 13,873,669 3,753,851
$ 33,901,409 $ 21,540,248 $ 36,027,536 $ 13,873,669
$ 13,750,808 $ 19,293,040 $ 20,334,306 $ 7,257,109
— 245,294 — 130,624
(1,857,024) (4,566,642) (2,036,331) (444,909)
11,893,784 14,971,692 18,297,975 6,942,824
1,079,763 2,861,122 2,427,216 1,994,303
— 42,477 — 34,403
(313,426) (1,972,475) (1,318,356) (932,872)
766,337 931,124 1,108,860 1,095,834
$ 12,660,121 $ 15,902,816 $ 19,406,835 $ 8,038,658
1,245,827 1,718,501 1,362,243 632,845
— 21,746 — 9,744
(167,557) (409,696) (142,731) (37,912)
1,078,270 1,330,551 1,219,512 604,677
98,673 256,432 177,342 200,636
— 3,820 — 2,697
(28,647) (179,654) (96,405) (93,393)
70,026 80,598 80,937 109,940
1,148,296 1,411,149 1,300,449 714,617

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset Allocation Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (383,112) $ 27,048,787
Net realized gains (losses) 79,201,709 (90,508,965)
Net change in unrealized appreciation/depreciation 146,324,407 233,434,597
Change in net assets resulting from operations 225,143,004 169,974,419
Distributions to Shareholders From:
Distributable earnings:
Class II — (113,863,852)
Change in net assets from shareholder distributions — (113,863,852)
Change in net assets from capital transactions 37,063,154 175,498,307
Change in net assets 262,206,158 231,608,874
Net Assets:
Beginning of period 2,541,550,856 2,309,941,982
End of period $ 2,803,757,014 $ 2,541,550,856
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 80,598,397 $ 127,390,482
Dividends reinvested — 113,863,852
Cost of shares redeemed (43,535,243) (65,756,027)
Total Class II Shares 37,063,154 175,498,307
Change in net assets from capital transactions $ 37,063,154 $ 175,498,307
SHARE TRANSACTIONS:
Class II Shares
Issued 6,371,851 11,133,526
Reinvested — 9,890,267
Redeemed (3,518,648) (5,719,159)
Total Class II Shares 2,853,203 15,304,634
Total change in shares 2,853,203 15,304,634
Amounts designated as "—" are zero or have been rounded to zero.

Fund of Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Managed American Funds Growth-Income Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 370,845 $ 4,470,565
7,394,113 (20,723,405)
69,370,116 58,303,643
77,135,074 42,050,803
— (37,738,566)
— (37,738,566)
9,360,572 65,394,507
86,495,646 69,706,744
593,118,417 523,411,673
$ 679,614,063 $ 593,118,417
$ 39,854,625 $ 81,486,737
— 37,738,566
(30,494,053) (53,830,796)
9,360,572 65,394,507
$ 9,360,572 $ 65,394,507
3,122,168 7,345,741
— 3,375,464
(2,457,697) (4,735,076)
664,471 5,986,129
664,471 5,986,129

26 - Financial Highlights - June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)(g)
Portfolio
Turnover(b)
NVIT BlackRock Managed
Global Allocation Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.04 (0.03) 0.67 0.64 — — — $ 12.68 5.32% $ 383,823,603 0.45% (0.45)% 1.29% 4.41%
Year Ended December 31,
2020 $ 10.83 0.09 1.46 1.55 (0.34) — (0.34) $ 12.04 14.55% $ 342,125,306 0.46% 0.78% 1.30% 12.20%
Year Ended December 31,
2019 $ 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) $ 10.83 14.95% $ 313,942,570 0.46% 0.95% 1.30% 2.42%
Year Ended December 31,
2018 $ 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) $ 9.71 (8.47)% $ 246,278,872 0.50% 0.61% 1.34% 3.50%
Year Ended December 31,
2017 $ 9.49 0.10 1.65 1.75 (0.13) — (0.13) $ 11.11 18.43% $ 217,695,865 0.51% 0.91% 1.35% 4.48%
Year Ended December 31,
2016 $ 9.42 0.11 0.17 0.28 (0.09) (0.12) (0.21) $ 9.49 2.98% $ 139,314,319 0.49% 1.22% 1.41% 7.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2021 (Unaudited) - Financial Highlights - 27
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Fixed Income
ETF Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.30 0.06 (0.26) (0.20) — — — $ 11.10 (1.77)% $ 30,794,116 0.67% 1.04% 1.03% 4.35%
Year Ended December 31,
2020 $ 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) $ 11.30 7.12% $ 19,164,626 0.67% 1.79% 1.47% 52.97%
Period Ended December 31,
2019(h) $ 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) $ 10.69 8.51% $ 3,900,108 0.67% 2.80% 5.82% 34.43%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.14 0.09 (0.26) (0.17) — — — $ 10.97 (1.53)% $ 3,107,293 0.17% 1.59% 0.54% 4.35%
Year Ended December 31,
2020 $ 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) $ 11.14 7.75% $ 2,375,622 0.17% 2.32% 1.05% 52.97%
Period Ended December 31,
2019(h) $ 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) $ 10.53 8.97% $ 1,396,505 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

28 - Financial Highlights - June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT iShares
®
Global Equity
ETF Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.51 0.15 1.84 1.99 — — — $ 15.50 14.73% $ 32,380,452 0.65% 2.01% 1.06% 13.30%
Year Ended December 31,
2020 $ 11.81 0.26 1.60 1.86 (0.16) — (0.16) $ 13.51 15.76% $ 11,743,116 0.67% 2.19% 2.12% 17.62%
Period Ended December 31,
2019(h) $ 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) $ 11.81 19.23% $ 3,125,956 0.67% 2.65% 7.62% 20.44%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.85 0.14 1.79 1.93 — — — $ 14.78 15.02% $ 3,647,084 0.17% 2.04% 0.63% 13.30%
Year Ended December 31,
2020 $ 11.23 0.29 1.54 1.83 (0.21) — (0.21) $ 12.85 16.32% $ 2,130,553 0.17% 2.64% 1.69% 17.62%
Period Ended December 31,
2019(h) $ 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) $ 11.23 19.82% $ 627,895 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additi onal Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - June 30, 2021 (Unaudited) - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Managed American
Funds Asset Allocation Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.04 — 1.06 1.06 — — — $ 13.10 8.80% $ 2,803,757,014 0.69% (0.03)% 0.69% 5.28%
Year Ended December 31,
2020 $ 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) $ 12.04 7.09% $ 2,541,550,856 0.69% 1.17% 0.69% 9.90%
Year Ended December 31,
2019 $ 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) $ 11.80 18.97% $ 2,309,941,982 0.69% 1.57% 0.69% 0.82%
Year Ended December 31,
2018 $ 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) $ 10.37 (4.82)% $ 1,706,672,250 0.69% 1.33% 0.69% 0.39%
Year Ended December 31,
2017 $ 10.16 0.13 1.64 1.77 (0.21) (0.13) (0.34) $ 11.59 17.55% $ 1,502,670,401 0.69% 1.21% 0.69% 1.60%
Year Ended December 31,
2016 $ 9.36 0.14 0.66 0.80 — — — $ 10.16 8.55% $ 989,061,462 0.69% 1.42% 0.69% 0.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

30 - Financial Highlights - June 30, 2021 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Managed American
Funds Growth-Income Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.84 0.01 1.54 1.55 — — — $ 13.39 13.09% $ 679,614,063 0.69% 0.12% 0.69% 6.81%
Year Ended December 31,
2020 $ 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) $ 11.84 6.98% $ 593,118,417 0.70% 0.85% 0.70% 20.20%
Year Ended December 31,
2019 $ 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) $ 11.87 21.98% $ 523,411,673 0.71% 1.38% 0.71% 2.71%
Year Ended December 31,
2018 $ 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) $ 10.30 (2.58)% $ 340,244,780 0.72% 1.11% 0.72% 6.21%
Year Ended December 31,
2017 $ 9.23 0.12 1.88 2.00 (0.10) (0.01) (0.11) $ 11.12 21.70% $ 272,299,135 0.72% 1.17% 0.72% 5.92%
Year Ended December 31,
2016 $ 8.99 0.13 0.78 0.91 (0.13) (0.54) (0.67) $ 9.23 10.04% $ 143,388,667 0.72% 1.46% 0.76% 10.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 31
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT BlackRock Managed Global Allocation Fund (formerly, BlackRock NVIT Managed Global Allocation Fund
("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund (" iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund (" iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, hold shares of BlackRock Managed Global Allocation,
Managed American Asset Allocation, and Managed American
Growth-Income. Shares of iShares Fixed Income and iShares
Global Equity are held by separate accounts established by
NLIC, Nationwide Life and Annuity Insurance Company,
a wholly owned subsidiary of NLIC, and other unaffiliated
insurance companies.
Each Fund operates as a “fund-of-funds,” which means that
each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including
exchange traded funds ("ETFs")) (“Underlying Funds”), and
may have additional investment and concentration risk. The
Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and
iShares Global Equity is sponsored by BlackRock Fund
Advisors (the “iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class
Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2021, the BlackRock NVIT Managed Global
Allocation Fund was renamed NVIT BlackRock Managed
Global Allocation Fund.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.

32 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of ETFs
are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of
ETFs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including
ETFs), which are open-end investment companies generally
available to the public and other investment companies. The
Funds’ Statements of Investments list each Underlying Fund
held as of period end as an investment of each Fund, but do
not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's
(the "SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 487,365 $ – $ – $ 487,365
Investment Company 365,735,527 – – 365,735,527
Total Assets $ 366,222,892 $ – $ – $ 366,222,892
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (568,061) $ – $ – $ (568,061)
Total Liabilities $ (568,061) $ – $ – $ (568,061)
Total $ 365,654,831 $ – $ – $ 365,654,831
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 33,889,157 $ – $ – $ 33,889,157
Repurchase Agreement – 5,663,970 – 5,663,970
Total $ 33,889,157 $ 5,663,970 $ – $ 39,553,127

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 33
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report. BlackRock Managed
Global Allocation's Underlying Fund's most recent annual or
semiannual report can be found at www.blackrock.com. iShares
ETF Underlying Funds’ most recent annual or semiannual
report to shareholders can be found at www.ishares.com.
Managed American Asset Allocation's and Managed American
Growth-Income's Underlying Funds' most recent annual or
semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Funds did not have overdrawn
balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 35,479,681 $ – $ – $ 35,479,681
Repurchase Agreement – 5,484,469 – 5,484,469
Total $ 35,479,681 $ 5,484,469 $ – $ 40,964,150
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 5,865,766 $ – $ – $ 5,865,766
Investment Company 2,664,213,212 – – 2,664,213,212
Total Assets $ 2,670,078,978 $ – $ – $ 2,670,078,978
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (844,089) $ – $ – $ (844,089)
Total Liabilities $ (844,089) $ – $ – $ (844,089)
Total $ 2,669,234,889 $ – $ – $ 2,669,234,889
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 537,223 $ – $ – $ 537,223
Investment Company 644,654,941 – – 644,654,941
Total Assets $ 645,192,164 $ – $ – $ 645,192,164
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (51,855) $ – $ – $ (51,855)
Total Liabilities $ (51,855) $ – $ – $ (51,855)
Total $ 645,140,309 $ – $ – $ 645,140,309
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

34 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 487,365
Total $ 487,365
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (568,061)
Total $ (568,061)
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 5,865,766
Total $ 5,865,766
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (844,089)
Total $ (844,089)

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 35
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 537,223
Total $ 537,223
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (51,855)
Total $ (51,855)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,619,532)
Total $ (2,619,532)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (16,159,344)
Total $ (16,159,344)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,137,066)
Total $ (1,137,066)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (618,387)
Total $ (618,387)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (662,356)
Total $ (662,356)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (36,220)
Total $ (36,220)

36 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. As of June 30, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-
market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 20,695,733
Average Notional Balance Short $ 2,083,524
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 149,985,276
Average Notional Balance Short $ 15,283,847
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 24,518,544
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
iShares Fixed Income $ 5,663,970
iShares Global Equity 5,484,469

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 37
additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2021, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Fixed
Income
Cantor Fitzgerald
& Co. $ 5,663,970 $ – $ 5,663,970 $ (5,663,970) $ –
Total $ 5,663,970 $ – $ 5,663,970 $ (5,663,970) $ –

38 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
iShares Global
Equity
Cantor Fitzgerald
& Co. $ 5,484,469 $ – $ 5,484,469 $ (5,484,469) $ –
Total $ 5,484,469 $ – $ 5,484,469 $ (5,484,469) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 39
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2022 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2021, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,059,408
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

40 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $83,677 during the six months ended June 30, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17%
Managed American Asset Allocation All Classes 0.23%
Managed American Growth-Income All Classes 0.22%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income N/A 131,827(a) 103,659 47,668 283,154
iShares Global Equity N/A 132,068(a) 103,719 47,885 283,672
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
Amounts designated as "—" are zero or have been rounded to zero.
N/A — Not Applicable.
(a) For the period from January 24, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 41
For the six months ended June 30, 2021, NFM earned an
aggregate of $550,295 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $6,895.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the six months ended June 30, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
Fund
Distribution Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 448,900
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.23
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 448,900
iShares Fixed Income 29,538
iShares Global Equity 22,080
Managed American Asset Allocation 3,296,693
Managed American Growth-Income 778,819

42 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income
and iShares Global Equity invest may apply any of a variety
of investment strategies and may invest in a broad range of
asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s
annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares
Global Equity or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the
Underlying Fund, may also be found in each such Underlying
Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American
Asset Allocation and Managed American Growth-Income each
concentrates its investments primarily in a single Underlying
Fund. Therefore, each Fund has the same principal risks as
the Underlying Fund. Information about each Underlying
Fund’s risks may be found in such Underlying Fund’s annual
or semiannual report to shareholders which can be found at
www.blackrock.com for BlackRock Managed Global Allocation
and www.americanfunds.com for Managed American Asset
Allocation and Managed American Growth-Income or at the
SEC's website at www.sec.gov. The relative concentration in
each Underlying Fund also may affect the direct performance
of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 23,896,132 $ 15,437,124
iShares Fixed Income 13,965,163 1,157,191
iShares Global Equity 22,144,429 3,038,127
Managed American Asset Allocation 166,144,926 135,684,230
Managed American Growth-Income 44,581,531 40,872,612
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Fund of Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 43
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
9. Federal Tax Information
As of June 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 287,671,453 $ 78,064,074 $ (80,696) $ 77,983,378
iShares Fixed Income 39,622,718 31,638 (101,229) (69,591)
iShares Global Equity 36,060,615 4,903,535 – 4,903,535
Managed American Asset Allocation 2,125,156,564 544,922,414 (844,089) 544,078,325
Managed American Growth-Income 494,809,207 150,382,957 (51,855) 150,331,102
Amounts designated as "−" are zero or have been rounded to zero.

44 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fund of Funds
subsequent events requiring recognition or disclosure in the financial statements.

Fund of Funds - June 30, 2021 (Unaudited) - Supplemental Information - 45
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Fund of Funds - June 30, 2021 (Unaudited) - Management Information - 47
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

48 - Management Information - June 30, 2021 (Unaudited) - Fund of Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - June 30, 2021 (Unaudited) - Management Information - 49
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

50 - Market Index Definitions - June 30, 2021 (Unaudited) - Fund of Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Fund of Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 51
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

52 - Market Index Definitions - June 30, 2021 (Unaudited) - Fund of Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Fund of Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 53
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

54 - Market Index Definitions - June 30, 2021 (Unaudited) - Fund of Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Consolidated Fund Overview 3
Consolidated Shareholder Expense Example 4
Consolidated Statement of Investments 5
Consolidated Statement of Assets and Liabilities 7
Consolidated Statement of Operations 9
Consolidated Statement of Changes in Net Assets 10
Consolidated Financial Highlights 11
Notes to Consolidated Financial Statements 12
Supplemental Information 22
Management Information 23
Market Index Definitions 26

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Consolidated Fund Overview - 3
Asset Allocation
1
Foreign Government Securities 11.7%
Supranational 7.2%
Corporate Bond 2.9%
Futures Contracts 1.6%
Other assets in excess of liabilities
§
76.6%
100.0%
Top Industries
2
Banks 13.3%
Other Industries 86.7%
100.0%
Top Holdings
2
Nederlandse Waterschapsbank NV, 1.88%,
4/14/2022 13.4%
Asian Development Bank, 2.00%, 2/16/2022 13.3%
Erste Abwicklungsanstalt , 2.63%, 3/4/2022 12.6%
European Investment Bank, 2.88%, 12/15/2021 11.7%
Kommuninvest I Sverige AB, 0.50%, 2/2/2022 11.6%
European Stability Mechanism, 2.13%, 11/3/2022 11.1%
State of North Rhine-Westphalia Germany, 2.38%,
9/16/2021 10.9%
Kommunalbanken A/S, 1.50%, 8/31/2021 7.7%
International Finance Corp., 1.13%, 7/20/2021 7.7%
100.0%
Top Countries
2
Germany 23.4%
Netherlands 13.3%
Sweden 11.6%
United States 11.1%
Norway 7.8%
Other Countries 32.8%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Consolidated Shareholder Expense Example - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use this information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 1,040.00 4.35 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86
Class Y Shares
Actual
(b)
1,000.00 1,042.70 2.18 0.43
Hypothetical
(b)(c)
1,000.00 1,022.66 2.16 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Consolidated Statement of Investments - 5
N
Corporate Bond 2.9%
Principal
Amount ($) Value ($)
NETHERLANDS 2.9%
Banks 2.9%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.88%,
4/14/2022 850,000 861,110
Total Corporate Bond
(cost $861,272) 861,110
Foreign Government Securities 11.7%
GERMANY 5.1%
Erste Abwicklungsanstalt ,
Reg. S, 2.63%, 3/4/2022 800,000 813,013
State of North Rhine-
Westphalia Germany,
Reg. S, 2.38%,
9/16/2021 700,000 703,122
1,516,135
NORWAY 1.7%
Kommunalbanken
A/S, Reg. S, 1.50%,
8/31/2021 500,000 501,050
SWEDEN 2.5%
Kommuninvest I Sverige
AB, Reg. S, 0.50%,
2/2/2022 750,000 751,391
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED STATES 2.4%
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 717,471
Total Foreign Government Securities
(cost $3,486,688) 3,486,047
Supranational 7.2%
Asian Development Bank,
2.00%, 2/16/2022 850,000 859,864
European Investment
Bank, 2.88%,
12/15/2021 750,000 759,397
International Finance
Corp., 1.13%, 7/20/2021 500,000 500,280
Total Supranational
(cost $2,119,414) 2,119,541
Total Investments
(cost $6,467,374) — 21.8% 6,466,698
Other assets in excess of liabilities — 78.2% 23,173,513
NET ASSETS — 100.0%
$ 29,640,211
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

6 - Consolidated Statement of Investments - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 12 7/2021 USD 755,850 68,833
LME Nickel Base Metal 4 7/2021 USD 436,944 34,236
LME Zinc Base Metal 7 7/2021 USD 519,794 19,073
E-Mini Crude Oil 27 8/2021 USD 982,395 67,465
Natural Gas 14 8/2021 USD 507,360 63,351
NY Harbor ULSD 1 8/2021 USD 89,489 60
RBOB Gasoline 2 8/2021 USD 186,766 3,926
Copper 8 9/2021 USD 857,800 (41,896)
Euro-Bund 64 9/2021 EUR 13,099,028 74,275
LME Aluminum Base Metal 12 9/2021 USD 757,350 20,814
LME Nickel Base Metal 4 9/2021 USD 437,136 1,183
LME Zinc Base Metal 6 9/2021 USD 446,550 (1,418)
Low Sulphur Gasoil 3 9/2021 USD 179,925 3,823
Mini-DAX Index 26 9/2021 EUR 2,393,602 (22,254)
NASDAQ 100 Micro E-Mini Equity Index 77 9/2021 USD 2,240,546 82,600
Russell 2000 E-Mini Index 17 9/2021 USD 1,961,630 2,603
S&P 500 Micro E-Mini Index 143 9/2021 USD 3,066,278 39,198
TOPIX Index 18 9/2021 JPY 3,148,116 1,767
U.S. Treasury 10 Year Note 102 9/2021 USD 13,515,000 69,618
E-Mini Crude Oil 1 10/2021 USD 35,445 (20)
487,237
Short Contracts
LME Aluminum Base Metal (12) 7/2021 USD (755,850) (24,711)
LME Nickel Base Metal (4) 7/2021 USD (436,944) (4,008)
LME Zinc Base Metal (7) 7/2021 USD (519,794) 7,185
(21,534)
465,703
As of June 30, 2021, the Fund had $1,077,978 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Consolidated Statement of Assets and Liabilities - 7
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 6,466,698
Cash 21,185,781
Deposits with broker for futures contracts 1,398,473
Foreign currencies, at value 243,170
Interest receivable 40,981
Receivable for capital shares issued 479,302
Receivable for variation margin on futures contracts 41,893
Receivable for reimbursement from investment adviser (Note 3) 26,540
Prepaid expenses 14,502
Total Assets 29,897,340
Liabilities:
Payable for capital shares redeemed 575
Accrued expenses and other payables:
Investment advisory fees 1,003
Fund administration fees 111,656
Distribution fees 4,935
Administrative servicing fees 18,348
Accounting and transfer agent fees 1,003
Custodian fees 2,548
Compliance program costs (Note 3) 25
Offering costs 41,723
Professional fees 47,686
Printing fees 18,182
Other 9,445
Total Liabilities 257,129
Net Assets $ 29,640,211
Cost of investment securities 6,467,374
Cost of foreign currencies 243,536
Represented by:
Capital $ 28,281,839
Total distributable earnings (loss) 1,358,372
Net Assets $ 29,640,211

8 - Consolidated Statement of Assets and Liabilities - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 26,493,020
Class Y Shares 3,147,191
Total $ 29,640,211
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 2,546,817
Class Y Shares 299,306
Total 2,846,123
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10.40
Class Y Shares $ 10.51

NVIT J.P. Morgan Mozaic Multi-Asset Fund - For the Six Months Ended June 30, 2021 (Unaudited) - Consolidated Statement of Opera-
tions - 9
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P.
Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 7,411
Foreign tax withholding 1,118
Total Income 8,529
EXPENSES:
Investment advisory fees 29,779
Fund administration fees 80,953
Distribution fees Class II Shares 25,040
Administrative servicing fees Class II Shares 18,291
Professional fees 42,377
Printing fees 8,672
Trustee fees 10,951
Custodian fees 680
Accounting and transfer agent fees 143
Compliance program costs (Note 3) 33
Index licensing fee 10,610
Other 4,143
Total expenses before expenses reimbursed 231,672
Expenses reimbursed by adviser (Note 3) (142,693)
Net Expenses 88,979
NET INVESTMENT LOSS (80,450)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (97)
Expiration or closing of futures contracts (Note 2) 926,152
Foreign currency transactions (Note 2) 6,259
Net realized gains (losses) 932,314
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (467)
Futures contracts (Note 2) 140,952
Translation of assets and liabilities denominated in foreign currencies (Note 2) (13,005)
Net change in unrealized appreciation/depreciation 127,480
Net realized/unrealized gains (losses) 1,059,794
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 979,344

10 - Consolidated Statement of Changes in Net Assets - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment loss $ (80,450) $ (44,886)
Net realized gains 932,314 40,699
Net change in unrealized appreciation/depreciation 127,480 345,916
Change in net assets resulting from operations 979,344 341,729
Distributions to Shareholders From:
Distributable earnings:
Class II — (63,619)
Class Y — (3,222)
Change in net assets from shareholder distributions — (66,841)
Change in net assets from capital transactions 11,762,148 10,580,679
Change in net assets 12,741,492 10,855,567
Net Assets:
Beginning of period 16,898,719 6,043,152
End of period $ 29,640,211 $ 16,898,719
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,247,399 $ 10,175,770
Dividends reinvested — 63,619
Cost of shares redeemed (514,492) (669,018)
Total Class II Shares 9,732,907 9,570,371
Class Y Shares
Proceeds from shares issued 2,076,861 1,030,370
Dividends reinvested — 3,222
Cost of shares redeemed (47,620) (23,284)
Total Class Y Shares 2,029,241 1,010,308
Change in net assets from capital transactions $ 11,762,148 $ 10,580,679
SHARE TRANSACTIONS:
Class II Shares
Issued 1,012,882 1,039,330
Reinvested — 6,461
Redeemed (50,630) (68,977)
Total Class II Shares 962,252 976,814
Class Y Shares
Issued 199,253 106,300
Reinvested — 328
Redeemed (4,705) (2,370)
Total Class Y Shares 194,548 104,258
Total change in shares 1,156,800 1,081,072
Amounts designated as "—" are zero or have been rounded to zero.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Consolidated Financial Highlights - 11
The accompanying notes are an integral part of these consolidated financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.00 (0.04) 0.44 0.40 — — — $ 10.40 4.00% $ 26,493,020 0.86% (0.78)% 2.21% 0.00%
Year Ended December 31,
2020 $ 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) $ 10.00 1.10%(g) $ 15,842,426 0.93% (0.43)% 4.02% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) $ 9.94 (0.45)%(g) $ 6,038,169 0.93% 0.77% 9.05% 0.00%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.08 (0.02) 0.45 0.43 — — — $ 10.51 4.27%(g) $ 3,147,191 0.43% (0.35)% 1.77% 0.00%
Year Ended December 31,
2020 $ 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) $ 10.08 1.44%(g) $ 1,056,293 0.43% (0.12)% 3.09% 0.00%
Period Ended December 31,
2019(h) $ 10.00 0.03 (0.06) (0.03) — — — $ 9.97 (0.30)%(g) $ 4,983 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

12 - Notes to Consolidated Financial Statements - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates sixty-
five (65) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P.
Morgan MozaicSM Multi-Asset Fund ("Mozaic Multi-Asset" or
the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC,
and other unaffiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each
share class of the Fund represents interests in the same
portfolio of investments of the Fund and the classes are
identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated
financial statements of the Fund include the account of NW
Securities Fund (the “Subsidiary”), which is a wholly-owned
and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The
Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated
investment company tax requirements. The Fund may invest
up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The
Subsidiary is subject to the same investment policies and
restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940
act and may invest without limitation in commodity-related
instruments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Notes to Consolidated Financial Statements - 13
trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of June 30, 2021. Please refer to the
Consolidated Statement of Investments for additional information on portfolio holdings.
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bond $ – $ 861,110 $ – $ 861,110
Foreign Government Securities – 3,486,047 – 3,486,047
Futures Contracts 560,010 – – 560,010
Supranational – 2,119,541 – 2,119,541
Total Assets $ 560,010 $ 6,466,698 $ – $ 7,026,708
$ – $ – $ – $ –

14 - Notes to Consolidated Financial Statements - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Fund did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency
transactions” and “Net change in unrealized appreciation/
depreciation in the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (94,307) $ – $ – $ (94,307)
Total Liabilities $ (94,307) $ – $ – $ (94,307)
Total $ 465,703 $ 6,466,698 $ – $ 6,932,401
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Notes to Consolidated Financial Statements - 15
The Fund's futures contracts are reflected in the Consolidated
Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the
Consolidated Statement of Investments and in the Consolidated
Statement of Operations under “Net realized gains (losses)
from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Six Months Ended June 30,
2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Six Months Ended June 30, 2021
The following is a summary of the Fund's average volume of derivative instruments held during the six months ended June 30,
2021:
Mozaic Multi-Asset
Assets: Statement of Assets and Liabilities Fair Value
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts $ 289,949
Equity risk
Receivable/payable for variation margin on futures
contracts 126,168
Interest rate risk
Receivable/payable for variation margin on futures
contracts 143,893
Total $ 560,010
Liabilities:
Futures Contracts(a)
Commodity risk
Receivable/payable for variation margin on futures
contracts (72,053)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (22,254)
Total $ (94,307)
(a)
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 524,790
Equity risk 899,554
Interest rate risk (498,192)
Total $ 926,152
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (17,878)
Equity risk (32,604)
Interest rate risk 191,434
Total $ 140,952
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 28,619,608
Average Notional Balance Short $ 838,292

16 - Notes to Consolidated Financial Statements - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Fund’s financial position. As of June 30, 2021, the Fund has entered into futures contracts. The futures contracts
agreement does not provide for a netting arrangement.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes,
a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed
on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended, and
to make cash distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes,
is a controlled foreign corporation under the Code. As a U.S.
shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s
current earnings and profits (including future realized gains).
Any deficit generated by the Subsidiary will be disregarded
for purposes of computing the Fund’s taxable income in the
current period and also disregarded for all future periods.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises
the daily business affairs of the Fund in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected J.P. Morgan Investment Management Inc.
(the “Subadviser”) as subadviser for the Fund, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the Subadviser.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Notes to Consolidated Financial Statements - 17
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2021, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Period Ended
December 31,
2019 Amount(a)
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Mozaic Multi-Asset $ 110,748 $ 330,037 $ 142,693 $ 583,478
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.

18 - Notes to Consolidated Financial Statements - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned $80,953
in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2021, the Fund’s portion of such costs amounted to $33.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2021, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
Mozaic Multi-Asset 0.18%
Fund Amount
Mozaic Multi-Asset $ 18,291

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Notes to Consolidated Financial Statements - 19
six months ended June 30, 2021, the Fund had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2021, the Fund did not engage in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2021, there were no
purchases and sales of long-term securities.
6. Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income

20 - Notes to Consolidated Financial Statements - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Notes to Consolidated Financial Statements - 21
9. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent
events on the Fund and has determined that there are no
additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 6,467,374 $ 560,302 $ (95,275) $ 465,027

22 - Supplemental Information - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Management Information - 23
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

24 - Management Information - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Management Information - 25
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

26 - Market Index Definitions - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Market Index Definitions - 27
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

28 - Market Index Definitions - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2021 (Unaudited) - Market Index Definitions - 29
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

30 - Market Index Definitions - June 30, 2021 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
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S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
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nationwide.com/mutualfunds
NSAR-MOZ (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 8
Statements of Investments 10
Statements of Assets and Liabilities 52
Statements of Operations 56
Statements of Changes in Net Assets 58
Financial Highlights 62
Notes to Financial Statements 67
Supplemental Information 84
Management Information 85
Market Index Definitions 88

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.7%
Repurchase Agreements 0.6%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Banks 16.3%
Semiconductors & Semiconductor Equipment 9.3%
Technology Hardware, Storage & Peripherals 7.7%
Internet & Direct Marketing Retail 5.9%
Metals & Mining 5.8%
Interactive Media & Services 5.4%
Oil, Gas & Consumable Fuels 4.2%
Textiles, Apparel & Luxury Goods 3.7%
Automobiles 3.7%
Marine 3.6%
Other Industries
#
34.4%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 4.9%
Tencent Holdings Ltd. 4.1%
Samsung Electronics Co. Ltd. 4.1%
Alibaba Group Holding Ltd., ADR 3.8%
Infosys Ltd., ADR 3.5%
China Construction Bank Corp., Class H 2.1%
Sberbank of Russia PJSC 1.7%
Kia Corp. 1.5%
Industrial & Commercial Bank of China Ltd., Class H 1.5%
Shenzhou International Group Holdings Ltd. 1.5%
Other Holdings
#
71.3%
100.0%
Top Countries
2
China 38.1%
South Korea 15.7%
Taiwan 13.8%
Brazil 6.4%
India 5.1%
Saudi Arabia 3.3%
Russia 3.3%
South Africa 2.8%
Indonesia 2.5%
Thailand 2.3%
Other Countries
#
6.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 4.4%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (3.0)%
100.0%
Top Industries
2
Metals & Mining 6.7%
Banks 6.5%
Semiconductors & Semiconductor Equipment 5.3%
Textiles, Apparel & Luxury Goods 4.9%
Pharmaceuticals 4.9%
Automobiles 4.1%
Life Sciences Tools & Services 3.7%
Trading Companies & Distributors 3.6%
Marine 3.4%
Machinery 3.3%
Other Industries
#
53.6%
100.0%
Top Holdings
2
ASML Holding NV 2.4%
LVMH Moet Hennessy Louis Vuitton SE 1.5%
Deutsche Post AG (Registered) 1.2%
adidas AG 1.2%
Rio Tinto plc, ADR 1.1%
L'Oreal SA 1.1%
Schneider Electric SE 1.1%
British American Tobacco plc 1.1%
AIA Group Ltd. 1.0%
Mitsubishi UFJ Financial Group, Inc. 1.0%
Other Holdings
#
87.3%
100.0%
Top Countries
2
Japan 27.1%
Germany 12.0%
France 11.8%
Australia 7.9%
United Kingdom 6.6%
Switzerland 6.0%
Netherlands 5.1%
Sweden 3.9%
Hong Kong 2.2%
Spain 2.0%
Other Countries
#
15.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT GS Large Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 9.0%
Interactive Media & Services 7.8%
Technology Hardware, Storage & Peripherals 7.2%
IT Services 6.8%
Equity Real Estate Investment Trusts (REITs) 6.0%
Insurance 4.5%
Internet & Direct Marketing Retail 4.1%
Pharmaceuticals 3.6%
Health Care Providers & Services 3.6%
Capital Markets 3.3%
Other Industries
#
44.1%
100.0%
Top Holdings
2
Apple, Inc. 6.3%
Microsoft Corp. 5.3%
Alphabet, Inc., Class A 4.5%
Amazon.com, Inc. 3.2%
Facebook, Inc., Class A 3.1%
Johnson & Johnson 2.1%
Visa, Inc., Class A 2.0%
PayPal Holdings, Inc. 1.8%
salesforce.com, Inc. 1.5%
United Parcel Service, Inc., Class B 1.4%
Other Holdings
#
68.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Asset Allocation
1
Common Stocks 97.7%
Repurchase Agreements 4.3%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (2.0)%
100.0%
Top Industries
2
Biotechnology 8.4%
Equity Real Estate Investment Trusts (REITs) 8.3%
Banks 6.5%
Software 5.7%
Specialty Retail 5.2%
Health Care Equipment & Supplies 4.5%
Insurance 3.6%
Health Care Providers & Services 3.5%
Capital Markets 3.2%
Oil, Gas & Consumable Fuels 2.8%
Other Industries
#
48.3%
100.0%
Top Holdings
2
AMC Entertainment Holdings, Inc., Class A 0.7%
American Eagle Outfitters, Inc. 0.7%
Texas Roadhouse, Inc. 0.7%
Select Medical Holdings Corp. 0.7%
STAG Industrial, Inc. 0.7%
Ovintiv , Inc. 0.7%
Red Rock Resorts, Inc., Class A 0.7%
Medpace Holdings, Inc. 0.7%
Prestige Consumer Healthcare, Inc. 0.7%
CommVault Systems, Inc. 0.7%
Other Holdings
#
93.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 98.4%
Total Return Swaps 0.3%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Technology Hardware, Storage & Peripherals 9.2%
Health Care Providers & Services 8.5%
Software 6.6%
Insurance 6.3%
Interactive Media & Services 6.2%
Food Products 4.8%
Biotechnology 4.6%
Internet & Direct Marketing Retail 4.5%
Aerospace & Defense 4.1%
Oil, Gas & Consumable Fuels 3.8%
Other Industries 41.4%
100.0%
Top Holdings
2
Alphabet, Inc., Class C 5.8%
Amazon.com, Inc. 4.5%
Apple, Inc. 4.0%
Microsoft Corp. 3.7%
Anthem, Inc. 2.0%
Ford Motor Co. 1.9%
Humana, Inc. 1.7%
Gilead Sciences, Inc. 1.7%
Allstate Corp. (The) 1.6%
Vertex Pharmaceuticals, Inc. 1.6%
Other Holdings 71.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Shareholder Expense Examples - June 30, 2021 (Unaudited) - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,125.20 5.06 0.96
Hypothetical
(b)(c)
1,000.00 1,020.03 4.81 0.96
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,107.40 3.97 0.76
Hypothetical
(b)(c)
1,000.00 1,021.03 3.81 0.76
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 1,166.40 3.06 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,217.50 4.23 0.77
Hypothetical
(b)(c)
1,000.00 1,020.98 3.86 0.77

1940 Act Funds - June 30, 2021 (Unaudited) - Shareholder Expense Examples - 9
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 1,189.90 4.29 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 97.7%
Shares Value ($)
BRAZIL 6.3%
Auto Components 0.1%
Mahle -Metal Leve SA 27,200 182,270
Tupy SA * 208,200 993,741
1,176,011
Banks 1.3%
Banco Bradesco SA, ADR
*(a) 782,869 4,016,118
Banco Bradesco SA * 507,540 2,230,654
Banco do Brasil SA 389,200 2,514,173
Banco Santander Brasil SA,
ADR (a) 120,450 987,690
9,748,635
Beverages 0.3%
Ambev SA, ADR (a) 719,800 2,476,112
Capital Markets 0.4%
B3 SA - Brasil Bolsa Balcao 1,036,900 3,506,506
Chemicals 0.2%
Unipar Carbocloro SA
(Preference) 83,760 1,655,396
Food Products 0.2%
Sao Martinho SA 190,484 1,384,070
SLC Agricola SA 62,800 647,975
2,032,045
Health Care Providers & Services 0.3%
Fleury SA 218,700 1,139,713
Instituto Hermes Pardini SA * 35,400 149,463
Qualicorp Consultoria e
Corretora de Seguros SA 135,100 785,263
2,074,439
Household Durables 0.4%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 740,300 3,473,924
Machinery 0.1%
Randon SA Implementos e
Participacoes (Preference) 211,500 577,035
Metals & Mining 1.6%
Cia Siderurgica Nacional SA 241,200 2,133,256
Vale SA, ADR 455,700 10,394,517
12,527,773
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA
(Preference) 1,029,700 6,092,740
Road & Rail 0.4%
Cia de Locacao das Americas
* 45,900 252,949
Localiza Rent a Car SA * 234,200 3,013,551
3,266,500
Textiles, Apparel & Luxury Goods 0.3%
Alpargatas SA (Preference) * 84,800 855,706
Arezzo Industria e Comercio
SA 72,200 1,371,768
Grendene SA 162,800 328,297
2,555,771
51,162,887
Common Stocks
Shares Value ($)
CANADA 0.3%
Marine 0.3%
Atlas Corp. (a) 161,800 2,305,650
CHILE 0.8%
Banks 0.2%
Banco de Chile 4,877,439 481,441
Banco Santander Chile, ADR 67,419 1,339,616
1,821,057
Beverages 0.0%
†
Cia Cervecerias Unidas SA,
ADR 14,424 290,499
Food & Staples Retailing 0.1%
Cencosud SA 590,310 1,174,447
Metals & Mining 0.2%
CAP SA 73,600 1,262,762
Multiline Retail 0.3%
Falabella SA 432,736 1,926,185
6,474,950
CHINA 37.5%
Auto Components 0.2%
Fuyao Glass Industry Group
Co. Ltd., Class H Reg. S
(b) 184,400 1,299,173
Tianneng Power International
Ltd. (a) 106,000 185,397
1,484,570
Automobiles 1.2%
Brilliance China Automotive
Holdings Ltd. ∞ 3,012,000 1,876,476
Dongfeng Motor Group Co.
Ltd., Class H 696,000 625,695
NIO, Inc., ADR * 143,500 7,634,200
10,136,371
Banks 6.3%
Agricultural Bank of China
Ltd., Class H 16,310,000 5,663,947
Bank of China Ltd., Class H 27,121,000 9,736,065
China Construction Bank
Corp., Class H 21,485,000 16,876,562
China Everbright Bank Co.
Ltd., Class H * 266,000 108,604
China Merchants Bank Co.
Ltd., Class H 162,000 1,382,337
Chongqing Rural Commercial
Bank Co. Ltd., Class H 555,000 219,317
Industrial & Commercial Bank
of China Ltd., Class H 20,809,000 12,208,792
Industrial Bank Co. Ltd.,
Class A 1,103,592 3,507,643
Ping An Bank Co. Ltd., Class
A 249,576 873,917
50,577,184
Beverages 0.8%
Chongqing Brewery Co. Ltd.,
Class A * 13,900 425,840
Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd., Class
A * 7,500 240,524

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
CHINA
Beverages
Luzhou Laojiao Co. Ltd.,
Class A 44,200 1,614,881
Sichuan Swellfun Co. Ltd.,
Class A 60,529 1,184,315
Tsingtao Brewery Co. Ltd.,
Class A * 46,151 826,295
Tsingtao Brewery Co. Ltd.,
Class H * 158,000 1,699,605
Wuliangye Yibin Co. Ltd.,
Class A * 18,757 865,187
6,856,647
Building Products 0.3%
Zhuzhou Kibing Group Co.
Ltd., Class A 854,300 2,455,342
Chemicals 0.2%
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 364,685 1,747,676
Construction Materials 0.3%
China National Building
Material Co. Ltd., Class H 2,096,000 2,461,976
Diversified Consumer Services 0.0%
†
New Oriental Education &
Technology Group, Inc.,
ADR *(a) 47,200 386,568
Electronic Equipment, Instruments & Components 0.9%
BOE Technology Group Co.
Ltd., Class A 3,001,730 2,900,019
Kingboard Holdings Ltd. 831,500 4,615,696
7,515,715
Entertainment 0.5%
NetEase , Inc., ADR 33,100 3,814,775
Food Products 0.4%
China Feihe Ltd. Reg. S (b) 733,000 1,582,252
China Mengniu Dairy Co.
Ltd. * 273,000 1,650,842
3,233,094
Gas Utilities 0.2%
Kunlun Energy Co. Ltd. 1,534,000 1,414,608
Health Care Equipment & Supplies 0.8%
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 87,373 6,494,128
Health Care Providers & Services 0.6%
Aier Eye Hospital Group Co.
Ltd., Class A 367,665 4,040,818
China Resources Medical
Holdings Co. Ltd. 249,500 303,034
Topchoice Medical Corp.,
Class A * 13,000 827,177
5,171,029
Hotels, Restaurants & Leisure 0.6%
Yum China Holdings, Inc. 74,300 4,922,375
Industrial Conglomerates 0.1%
CITIC Ltd. 503,000 542,395
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 5.3%
Baidu, Inc., ADR * 48,150 9,817,785
Tencent Holdings Ltd. 436,000 32,795,544
42,613,329
Internet & Direct Marketing Retail 5.9%
Alibaba Group Holding Ltd.,
ADR * 134,100 30,411,198
JD.com, Inc., ADR * 78,600 6,273,066
Meituan , Class B Reg. S *(b) 172,400 7,120,391
Pinduoduo , Inc., ADR * 8,800 1,117,776
Trip.com Group Ltd., ADR * 24,700 875,862
Vipshop Holdings Ltd., ADR * 87,300 1,752,984
47,551,277
Life Sciences Tools & Services 1.1%
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 130,800 3,487,442
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 277,000 5,077,076
8,564,518
Machinery 0.6%
China International Marine
Containers Group Co. Ltd.,
Class H (a) 503,500 1,112,793
Haitian International Holdings
Ltd. 359,000 1,204,481
Sinotruk Hong Kong Ltd. 999,000 2,141,057
Zoomlion Heavy Industry
Science and Technology
Co. Ltd., Class A 85,210 121,900
4,580,231
Marine 1.3%
COSCO SHIPPING Holdings
Co. Ltd., Class A * 685,100 3,240,446
COSCO SHIPPING Holdings
Co. Ltd., Class H *(a) 1,236,000 3,114,127
SITC International Holdings
Co. Ltd. 1,035,000 4,325,853
10,680,426
Media 0.4%
Focus Media Information
Technology Co. Ltd., Class
A 2,199,300 3,203,584
Metals & Mining 0.3%
Angang Steel Co. Ltd., Class
H (a) 422,000 267,429
Baoshan Iron & Steel Co.
Ltd., Class A 760,200 899,181
China Hongqiao Group Ltd. 1,112,500 1,507,485
Maanshan Iron & Steel Co.
Ltd., Class H 398,000 172,757
2,846,852
Oil, Gas & Consumable Fuels 1.6%
China Petroleum & Chemical
Corp., Class A 3,611,120 2,437,048
China Petroleum & Chemical
Corp., Class H 12,924,000 6,554,522
China Shenhua Energy Co.
Ltd., Class H 2,231,500 4,374,442
13,366,012

12 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 0.9%
China Medical System
Holdings Ltd. 347,000 913,989
CSPC Pharmaceutical Group
Ltd. 2,900,000 4,198,352
Livzon Pharmaceutical
Group, Inc., Class H 62,100 305,389
Zhejiang NHU Co. Ltd., Class
A 474,080 2,105,056
7,522,786
Real Estate Management & Development 0.3%
Agile Group Holdings Ltd. (a) 156,000 202,128
Sunac China Holdings Ltd. * 307,000 1,053,739
Wharf Holdings Ltd. (The) 130,000 495,609
Yuexiu Property Co. Ltd. 816,800 860,548
2,612,024
Semiconductors & Semiconductor Equipment 0.3%
Daqo New Energy Corp.,
ADR * 41,700 2,711,334
Specialty Retail 2.3%
China Meidong Auto Holdings
Ltd. 342,000 1,865,423
China Tourism Group Duty
Free Corp. Ltd., Class A 50,300 2,337,312
China Yongda Automobiles
Services Holdings Ltd. 538,500 964,047
Topsports International
Holdings Ltd. Reg. S (b) 3,002,000 4,918,285
Zhongsheng Group Holdings
Ltd. 1,014,000 8,436,901
18,521,968
Technology Hardware, Storage & Peripherals 0.8%
Lenovo Group Ltd. 5,914,000 6,801,904
Textiles, Apparel & Luxury Goods 2.6%
ANTA Sports Products Ltd. 63,000 1,483,250
Bosideng International
Holdings Ltd. (a) 2,868,000 2,050,151
Li Ning Co. Ltd. 246,500 3,009,933
Shenzhou International Group
Holdings Ltd. 471,700 11,914,205
Zhejiang Semir Garment Co.
Ltd., Class A 1,414,400 2,614,769
21,072,308
Transportation Infrastructure 0.4%
China Merchants Port
Holdings Co. Ltd. 126,000 184,032
COSCO SHIPPING Ports Ltd. 758,000 591,629
Shanghai International Port
Group Co. Ltd., Class A 2,887,376 2,131,836
2,907,497
304,770,503
GREECE 0.1%
Marine 0.1%
Star Bulk Carriers Corp. 30,800 706,860
Common Stocks
Shares Value ($)
HONG KONG 0.6%
Electrical Equipment 0.0%
†
China High Speed
Transmission Equipment
Group Co. Ltd. * 229,000 145,408
Electronic Equipment, Instruments & Components 0.1%
Kingboard Laminates
Holdings Ltd. 188,500 422,349
Pharmaceuticals 0.5%
Sino Biopharmaceutical Ltd. 4,455,000 4,372,370
Real Estate Management & Development 0.0%
†
Yuexiu Services Group Ltd.
Reg. S * 9,747 6,967
4,947,094
INDIA 5.0%
Automobiles 0.6%
Tata Motors Ltd., ADR *(a) 204,974 4,669,308
Banks 1.0%
ICICI Bank Ltd., ADR *(a) 475,685 8,134,214
IT Services 3.4%
Infosys Ltd., ADR (a) 1,324,635 28,069,015
40,872,537
INDONESIA 2.5%
Automobiles 0.1%
Astra International Tbk . PT 1,434,100 488,583
Banks 1.6%
Bank Central Asia Tbk . PT 2,346,000 4,874,154
Bank Mandiri Persero Tbk . PT 10,329,400 4,194,579
Bank Pembangunan Daerah
Jawa Timur Tbk . PT 7,617,300 370,358
Bank Rakyat Indonesia
Persero Tbk . PT 16,271,800 4,421,441
13,860,532
Diversified Telecommunication Services 0.5%
Telkom Indonesia Persero
Tbk . PT 18,456,100 4,009,533
Health Care Providers & Services 0.3%
Mitra Keluarga Karyasehat
Tbk . PT Reg. S 10,669,800 2,060,375
20,419,023
MEXICO 0.9%
Chemicals 0.0%
†
Orbia Advance Corp. SAB
de CV 97,907 256,089
Construction Materials 0.2%
Cemex SAB de CV, ADR * 167,570 1,407,587
Equity Real Estate Investment Trusts (REITs) 0.1%
Fibra Uno Administracion SA
de CV 804,200 868,588
Food Products 0.0%
†
Grupo Bimbo SAB de CV
Series A 114,400 251,882

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
MEXICO
Industrial Conglomerates 0.6%
Alfa SAB de CV, Class A 4,894,400 3,673,132
Media 0.0%
†
Megacable Holdings SAB de
CV 42,784 151,399
Metals & Mining 0.0%
†
Grupo Mexico SAB de CV
Series B 82,611 388,563
6,997,240
MONACO 0.2%
Marine 0.2%
Costamare , Inc. 154,400 1,823,464
PERU 0.3%
Metals & Mining 0.3%
Southern Copper Corp. 35,100 2,257,632
PHILIPPINES 0.7%
Banks 0.1%
Metropolitan Bank & Trust Co. 717,800 716,014
Industrial Conglomerates 0.0%
†
LT Group, Inc. 538,000 142,169
Transportation Infrastructure 0.5%
International Container
Terminal Services, Inc. 1,244,730 4,167,106
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 38,034 999,534
6,024,823
POLAND 0.8%
Banks 0.3%
Powszechna Kasa
Oszczednosci Bank Polski
SA * 262,115 2,601,528
Construction & Engineering 0.0%
†
Budimex SA 1,749 128,454
Oil, Gas & Consumable Fuels 0.5%
Polskie Gornictwo Naftowe i
Gazownictwo SA 2,116,466 3,704,711
6,434,693
QATAR 0.1%
Banks 0.0%
†
Masraf Al Rayan QSC 156,297 191,467
Industrial Conglomerates 0.0%
†
Industries Qatar QSC 84,551 307,833
Oil, Gas & Consumable Fuels 0.1%
Qatar Gas Transport Co. Ltd. 409,120 337,203
836,503
RUSSIA 3.2%
Banks 1.7%
Sberbank of Russia PJSC 3,325,250 13,903,548
Metals & Mining 1.5%
Evraz plc 127,983 1,050,256
MMC Norilsk Nickel PJSC,
ADR 96,495 3,273,111
Common Stocks
Shares Value ($)
RUSSIA
Metals & Mining
Novolipetsk Steel PJSC, GDR
Reg. S 79,717 2,513,104
Severstal PAO, GDR Reg.
S (a) 250,489 5,390,221
12,226,692
Oil, Gas & Consumable Fuels 0.0%
†
Novatek PJSC, GDR Reg. S 1,214 266,380
26,396,620
SAUDI ARABIA 3.3%
Banks 0.5%
Al Rajhi Bank 82,286 2,435,478
Alinma Bank 177,395 995,107
Bank AlBilad * 95,440 934,075
4,364,660
Chemicals 0.6%
Advanced Petrochemical Co. 55,136 1,062,364
Saudi Basic Industries Corp. 130,078 4,224,558
5,286,922
Construction Materials 0.6%
Arabian Cement Co. 38,459 465,568
City Cement Co. 53,278 428,479
Eastern Province Cement Co. 10,719 139,625
Najran Cement Co. 577,665 3,721,870
Qassim Cement Co. (The) 13,670 313,619
Southern Province Cement
Co. 5,410 126,048
5,195,209
Diversified Telecommunication Services 0.1%
Saudi Telecom Co. 18,591 652,439
Health Care Providers & Services 0.3%
Dr Sulaiman Al Habib Medical
Services Group Co. 7,122 310,336
Mouwasat Medical Services
Co. 45,160 2,169,713
2,480,049
Oil, Gas & Consumable Fuels 1.2%
Saudi Arabian Oil Co. Reg.
S (b) 917,614 8,587,322
26,566,601
SOUTH AFRICA 2.7%
Banks 0.6%
Absa Group Ltd. * 142,281 1,351,502
Standard Bank Group Ltd. 414,044 3,701,135
5,052,637
Chemicals 0.1%
AECI Ltd. 95,800 659,459
Diversified Financial Services 0.1%
FirstRand Ltd. 188,834 708,956
Equity Real Estate Investment Trusts (REITs) 0.1%
Resilient REIT Ltd. 77,807 284,131
Vukile Property Fund Ltd. 409,916 330,292
614,423
Food & Staples Retailing 0.3%
Shoprite Holdings Ltd. 118,974 1,294,815
SPAR Group Ltd. (The) 103,980 1,317,496
2,612,311

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA
Industrial Conglomerates 0.1%
Bidvest Group Ltd. (The) 77,027 1,026,984
Metals & Mining 0.4%
African Rainbow Minerals Ltd. 79,510 1,423,083
Kumba Iron Ore Ltd. 39,479 1,770,585
3,193,668
Multiline Retail 0.4%
Woolworths Holdings Ltd. * 882,495 3,332,400
Specialty Retail 0.6%
Foschini Group Ltd. (The) * 77,150 859,546
Motus Holdings Ltd. 144,940 947,219
Mr Price Group Ltd. 184,428 2,717,650
Truworths International Ltd. 128,791 520,246
5,044,661
22,245,499
SOUTH KOREA 15.5%
Aerospace & Defense 0.1%
Korea Aerospace Industries
Ltd. 20,935 611,732
Auto Components 0.2%
Hankook Tire & Technology
Co. Ltd. 28,502 1,308,779
SNT Motiv Co. Ltd. 5,824 367,252
1,676,031
Automobiles 1.6%
Hyundai Motor Co. 2,954 628,401
Kia Corp. 153,599 12,224,078
12,852,479
Banks 1.7%
DGB Financial Group, Inc. 151,271 1,249,444
Hana Financial Group, Inc. 157,317 6,426,815
JB Financial Group Co. Ltd. 43,676 292,078
KB Financial Group, Inc. 127,854 6,325,098
14,293,435
Capital Markets 1.0%
Daishin Securities Co. Ltd. 24,625 431,937
Daishin Securities Co. Ltd.
(Preference) 7,863 120,107
Korea Investment Holdings
Co. Ltd. 9,604 878,653
Mirae Asset Securities Co.
Ltd. 706,079 5,914,010
Mirae Asset Securities Co.
Ltd. (Preference) 183,750 778,381
8,123,088
Chemicals 1.1%
Korea Petrochemical Ind Co.
Ltd. 1,722 364,039
Kumho Petrochemical Co.
Ltd. 6,510 1,266,420
LG Chem Ltd. 9,443 7,128,808
8,759,267
Electrical Equipment 0.3%
LS Corp. 34,776 2,186,879
Electronic Equipment, Instruments & Components 0.2%
Samsung SDI Co. Ltd.
(Preference) 5,109 1,982,300
Common Stocks
Shares Value ($)
SOUTH KOREA
Health Care Equipment & Supplies 0.2%
Dentium Co. Ltd. 12,894 743,201
Osstem Implant Co. Ltd. 4,873 492,061
1,235,262
Household Durables 0.4%
LG Electronics, Inc. 20,027 2,906,278
LG Electronics, Inc.
(Preference) 3,364 235,160
3,141,438
Industrial Conglomerates 0.2%
Hyosung Corp. 9,659 883,634
LG Corp. 9,323 848,724
1,732,358
Interactive Media & Services 0.1%
NAVER Corp. 1,951 723,468
Marine 0.2%
HMM Co. Ltd. * 39,185 1,527,932
Media 0.2%
Cheil Worldwide, Inc. 65,536 1,463,861
Metals & Mining 1.0%
POSCO 25,169 7,745,445
Multiline Retail 0.3%
Hyundai Department Store
Co. Ltd. 25,032 1,943,083
Shinsegae , Inc. 1,969 499,253
2,442,336
Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc. 40,285 4,563,037
Tokai Carbon Korea Co. Ltd. 563 100,814
4,663,851
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. 453,651 32,515,593
Samsung Electronics Co. Ltd.
(Preference) 85,837 5,618,293
38,133,886
Textiles, Apparel & Luxury Goods 0.3%
Hansae Co. Ltd. 9,121 198,071
Hyosung TNC Corp. 3,141 2,511,010
2,709,081
Trading Companies & Distributors 0.1%
LG International Corp. 31,946 887,326
Wireless Telecommunication Services 1.1%
SK Telecom Co. Ltd. 32,366 9,199,346
126,090,801
TAIWAN 13.5%
Chemicals 0.1%
Nantex Industry Co. Ltd. 65,000 334,473
Shin Foong Specialty &
Applied Materials Co. Ltd. 14,000 145,213
479,686
Electronic Equipment, Instruments & Components 0.9%
AU Optronics Corp. 1,518,000 1,235,903
Delta Electronics, Inc. 138,000 1,498,327
E Ink Holdings, Inc. 999,000 2,671,728
HannStar Display Corp. 1,833,000 1,453,900
WPG Holdings Ltd. 80,000 146,794
7,006,652

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
TAIWAN
Insurance 0.3%
Fubon Financial Holding Co.
Ltd. 797,000 2,109,915
Leisure Products 0.1%
KMC Kuei Meng International,
Inc. 63,000 527,968
Marine 1.2%
Evergreen Marine Corp.
Taiwan Ltd. * 683,000 4,828,141
Wan Hai Lines Ltd. 438,000 5,043,368
Wisdom Marine Lines Co.
Ltd. 25,000 99,000
9,970,509
Metals & Mining 0.4%
Feng Hsin Steel Co. Ltd. * 492,000 1,434,694
Tung Ho Steel Enterprise
Corp. 961,000 1,810,722
3,245,416
Semiconductors & Semiconductor Equipment 8.1%
Ardentec Corp. 379,000 614,834
Elan Microelectronics Corp. * 28,000 195,579
FocalTech Systems Co. Ltd. 110,000 893,516
Greatek Electronics, Inc. 84,000 237,567
Holtek Semiconductor, Inc. * 165,000 592,194
MediaTek , Inc. 200,000 6,905,339
Novatek Microelectronics
Corp. 521,000 9,330,785
Realtek Semiconductor Corp.
* 125,000 2,265,590
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,847,000 39,442,441
Topco Scientific Co. Ltd. 173,000 776,133
United Microelectronics Corp. 2,286,000 4,356,630
Vanguard International
Semiconductor Corp. 336,000 1,419,859
67,030,467
Technology Hardware, Storage & Peripherals 2.0%
Acer, Inc. 1,561,000 1,641,536
Asustek Computer, Inc. * 303,000 4,041,628
Compal Electronics, Inc. 134,000 107,489
Gigabyte Technology Co. Ltd. 798,000 3,078,869
Lite-On Technology Corp. 1,700,000 3,514,401
Micro-Star International Co.
Ltd. 523,000 2,952,978
Qisda Corp. 1,333,000 1,475,228
16,812,129
Textiles, Apparel & Luxury Goods 0.4%
Pou Chen Corp. 184,000 259,722
Tainan Spinning Co. Ltd. 686,000 726,373
Taiwan Paiho Ltd. 510,000 1,867,025
Universal, Inc. 56,000 181,749
3,034,869
110,217,611
THAILAND 2.2%
Auto Components 0.1%
Sri Trang Agro-Industry PCL 499,600 631,822
Banks 0.4%
Kiatnakin Phatra Bank PCL 396,400 689,968
Common Stocks
Shares Value ($)
THAILAND
Banks
Siam Commercial Bank PCL
(The) 969,100 2,966,315
3,656,283
Chemicals 0.1%
Eastern Polymer Group PCL,
Class F 2,025,200 694,878
Construction Materials 0.1%
Siam Cement PCL (The) 42,100 572,718
Electronic Equipment, Instruments & Components 0.0%
†
Hana Microelectronics PCL 79,800 177,680
Food Products 0.2%
Charoen Pokphand Foods
PCL 1,503,000 1,243,274
Health Care Equipment & Supplies 0.1%
Sri Trang Gloves Thailand
PCL 663,000 864,312
Health Care Providers & Services 0.6%
Bangkok Chain Hospital PCL 2,561,300 1,856,196
Chularat Hospital PCL, Class
F 21,512,400 2,673,744
Vibhavadi Medical Center
PCL 3,900,900 287,484
4,817,424
Marine 0.2%
Precious Shipping PCL * 1,450,300 949,476
Regional Container Lines
PCL 602,200 1,036,338
1,985,814
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production
PCL 301,900 1,106,810
Specialty Retail 0.3%
Com7 PCL, Class F 1,034,300 2,256,063
Siam Global House PCL 447,000 287,718
2,543,781
18,294,796
TURKEY 0.6%
Automobiles 0.2%
Ford Otomotiv Sanayi A/S 66,284 1,295,179
Machinery 0.2%
Turk Traktor ve Ziraat
Makineleri A/S 119,964 2,330,704
Metals & Mining 0.1%
Eregli Demir ve Celik
Fabrikalari TAS 418,952 868,624
Textiles, Apparel & Luxury Goods 0.1%
Aksa Akrilik Kimya Sanayii
A/S 263,936 455,286
4,949,793
UNITED ARAB EMIRATES 0.5%
Banks 0.2%
Abu Dhabi Commercial Bank
PJSC 635,738 1,189,527

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES
Banks
Abu Dhabi Islamic Bank
PJSC 413,024 616,226
1,805,753
Real Estate Management & Development 0.3%
Aldar Properties PJSC 2,368,214 2,464,977
4,270,730
UNITED STATES 0.1%
Food Products 0.1%
JBS SA 196,000 1,146,729
Total Common Stocks
(cost $698,172,174) 796,213,039
Repurchase Agreements 0.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,690,296,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,724,099.(c)(d) 1,690,294 1,690,294
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $3,000,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$3,060,004.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,690,294) 4,690,294
Total Investments
(cost $702,862,468)   — 98.3% 800,903,333
Other assets in excess of liabilities — 1.7% 13,988,200
NET ASSETS — 100.0%
$ 814,891,533
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $11,551,134, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,690,294 and by $7,342,510 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.88%, and maturity dates ranging from
7/15/2021 – 5/15/2051, a total value of $12,032,804.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$32,071,941 which represents 3.94% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $4,690,294.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 93 9/2021 USD 6,346,320 (32,276)
(32,276)
As of June 30, 2021, the Fund had $439,174 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 8.2%
Banks 0.9%
Commonwealth Bank of
Australia 108,863 8,141,109
National Australia Bank Ltd. 91,105 1,788,168
Westpac Banking Corp. 23,346 449,877
10,379,154
Beverages 0.4%
Treasury Wine Estates Ltd. 580,030 5,079,647
Commercial Services & Supplies 0.4%
Brambles Ltd. 529,481 4,541,995
Equity Real Estate Investment Trusts (REITs) 0.7%
Goodman Group 551,680 8,716,568
Food & Staples Retailing 0.5%
Endeavour Group Ltd. * 127,978 603,696
Woolworths Group Ltd. 187,850 5,365,231
5,968,927
Health Care Providers & Services 0.5%
Sonic Healthcare Ltd. 201,877 5,812,356
Metals & Mining 3.6%
BHP Group Ltd. 12,421 450,546
BHP Group plc 398,985 11,760,336
Fortescue Metals Group Ltd. 513,637 8,989,412
Glencore plc * 576,651 2,469,437
Mineral Resources Ltd. 47,487 1,912,613
Rio Tinto Ltd. 52,907 5,025,269
Rio Tinto plc, ADR (a) 167,158 14,022,885
44,630,498
Multiline Retail 0.8%
Wesfarmers Ltd. 220,148 9,753,038
Specialty Retail 0.4%
JB Hi-Fi Ltd. 98,017 3,718,971
Premier Investments Ltd. 52,008 1,113,268
4,832,239
99,714,422
AUSTRIA 0.2%
Paper & Forest Products 0.2%
Mondi plc 104,576 2,755,351
BELGIUM 0.1%
Chemicals 0.0%
†
Tessenderlo Group SA * 4,632 195,509
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 7,340 280,239
Pharmaceuticals 0.1%
UCB SA 3,219 336,559
812,307
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 7,194 378,924
CHINA 0.9%
Beverages 0.0%
†
Budweiser Brewing Co. APAC
Ltd. Reg. S (b) 126,400 397,855
Common Stocks
Shares Value ($)
CHINA
Marine 0.3%
SITC International Holdings
Co. Ltd. 874,000 3,652,943
Specialty Retail 0.6%
Chow Tai Fook Jewellery
Group Ltd. 2,900,400 6,627,034
10,677,832
DENMARK 1.9%
Air Freight & Logistics 0.7%
DSV Panalpina A/S 38,451 8,965,064
Beverages 0.1%
Royal Unibrew A/S 9,701 1,236,710
Marine 1.0%
AP Moller - Maersk A/S,
Class A 1,380 3,834,871
AP Moller - Maersk A/S,
Class B 2,045 5,881,010
Dfds A/S * 20,889 1,178,716
10,894,597
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 9,929 1,337,909
Tobacco 0.0%
†
Scandinavian Tobacco Group
A/S, Class A Reg. S (b) 23,300 476,362
22,910,642
FINLAND 0.9%
Auto Components 0.0%
†
Nokian Renkaat OYJ 10,222 412,959
Communications Equipment 0.0%
†
Nokia OYJ * 32,698 175,101
Food & Staples Retailing 0.8%
Kesko OYJ, Class B 240,510 8,884,367
Multiline Retail 0.1%
Tokmanni Group Corp. 41,299 1,142,590
10,615,017
FRANCE 12.2%
Auto Components 0.0%
†
Cie Generale des
Etablissements Michelin
SCA 2,874 458,698
Automobiles 0.2%
Trigano SA 8,910 1,841,629
Banks 1.9%
BNP Paribas SA 194,825 12,200,738
Credit Agricole SA 129,427 1,811,380
Societe Generale SA 308,534 9,085,319
23,097,437
Building Products 0.7%
Cie de Saint-Gobain 120,788 7,963,909
Chemicals 0.6%
Arkema SA 59,786 7,506,234
Electrical Equipment 0.8%
Legrand SA 89,295 9,456,685

NVIT GS International Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
FRANCE
Electrical Equipment
Nexans SA 3,494 318,572
9,775,257
Equity Real Estate Investment Trusts (REITs) 0.6%
Gecina SA 44,810 6,867,431
IT Services 0.0%
†
Alten SA 3,879 514,490
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech 17,677 8,362,374
Media 0.7%
Publicis Groupe SA (a) 126,766 8,112,128
Personal Products 1.1%
L'Oreal SA 30,913 13,784,460
Professional Services 0.8%
Teleperformance 22,645 9,192,269
Software 0.7%
Dassault Systemes SE 32,685 7,929,376
Textiles, Apparel & Luxury Goods 2.8%
EssilorLuxottica SA (a) 133 24,558
Hermes International 2,802 4,085,448
Kering SA 13,676 11,967,464
LVMH Moet Hennessy Louis
Vuitton SE 24,744 19,428,169
35,505,639
Trading Companies & Distributors 0.6%
Rexel SA * 348,851 7,300,866
148,212,197
GERMANY 12.2%
Air Freight & Logistics 1.3%
Deutsche Post AG
(Registered) 229,540 15,618,118
Automobiles 3.2%
Bayerische Motoren Werke
AG 95,859 10,154,876
Bayerische Motoren Werke
AG (Preference) 9,685 870,491
Daimler AG (Registered) 91,439 8,168,271
Porsche Automobil Holding
SE (Preference) 81,448 8,727,515
Volkswagen AG (Preference) 46,725 11,717,486
39,638,639
Chemicals 0.1%
Covestro AG Reg. S (b) 13,231 854,647
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 390,726 8,260,306
Household Products 0.8%
Henkel AG & Co. KGaA 6,222 572,875
Henkel AG & Co. KGaA
(Preference) 86,182 9,099,043
9,671,918
Industrial Conglomerates 0.2%
Rheinmetall AG 22,176 2,190,100
Common Stocks
Shares Value ($)
GERMANY
Insurance 0.9%
Allianz SE (Registered) 45,302 11,295,422
Life Sciences Tools & Services 0.6%
Gerresheimer AG (a) 66,684 7,373,027
Marine 0.1%
Hapag -Lloyd AG Reg. S (a)
(b) 6,832 1,572,843
Metals & Mining 0.3%
Aurubis AG 44,217 4,098,846
Pharmaceuticals 0.9%
Merck KGaA 54,986 10,555,656
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 58,525 2,346,903
SUESS MicroTec SE * 7,861 258,196
2,605,099
Software 0.9%
SAP SE 77,429 10,925,033
Textiles, Apparel & Luxury Goods 1.3%
adidas AG 40,220 14,976,674
Puma SE 13,070 1,558,349
16,535,023
Trading Companies & Distributors 0.7%
Brenntag SE 95,519 8,883,258
150,077,935
HONG KONG 2.3%
Electric Utilities 0.0%
†
CLP Holdings Ltd. 17,500 172,971
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 153,800 1,488,046
Insurance 1.1%
AIA Group Ltd. 1,057,200 13,139,601
Machinery 0.7%
Techtronic Industries Co. Ltd. 483,500 8,461,834
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 48,500 334,814
Sun Hung Kai Properties Ltd. 242,000 3,606,172
Swire Properties Ltd. 115,200 343,480
4,284,466
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 317,564
27,864,482
IRELAND 0.2%
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc * 11,066 2,012,703
ISRAEL 0.3%
Diversified Financial Services 0.3%
Plus500 Ltd. 188,163 3,475,046
ITALY 1.1%
Banks 1.1%
Banco BPM SpA 1,594,498 5,124,793
Intesa Sanpaolo SpA 251,163 693,224

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Banks
Mediobanca Banca di Credito
Finanziario SpA * 655,091 7,645,387
13,463,404
JAPAN 27.8%
Auto Components 0.6%
Bridgestone Corp. (a) 118,700 5,398,814
Toyo Tire Corp. 88,400 1,867,587
7,266,401
Automobiles 0.7%
Mazda Motor Corp. * 222,900 2,093,639
Subaru Corp. 309,200 6,097,281
Toyota Motor Corp. 3,800 331,731
8,522,651
Banks 1.4%
Mitsubishi UFJ Financial
Group, Inc. 2,290,200 12,363,314
Sumitomo Mitsui Financial
Group, Inc. 151,500 5,213,833
17,577,147
Beverages 0.7%
Kirin Holdings Co. Ltd. (a) 430,600 8,393,529
Capital Markets 0.8%
Daiwa Securities Group, Inc. 210,000 1,149,282
Nomura Holdings, Inc. 1,599,300 8,123,953
9,273,235
Chemicals 0.6%
DIC Corp. 11,900 299,654
Shin-Etsu Chemical Co. Ltd. 2,100 351,003
Tosoh Corp. 403,500 6,955,540
7,606,197
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 42,200 891,850
Okamura Corp. 25,500 344,132
1,235,982
Construction & Engineering 0.2%
Taisei Corp. 58,700 1,921,243
Distributors 0.0%
†
Doshisha Co. Ltd. 26,200 407,676
Diversified Financial Services 0.9%
Mitsubishi HC Capital, Inc. 419,400 2,238,519
ORIX Corp. 546,800 9,200,747
11,439,266
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 215,200 5,605,641
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 38,100 464,333
Kyushu Electric Power Co.,
Inc. 90,100 693,317
1,157,650
Electrical Equipment 0.1%
Mitsubishi Electric Corp. 107,600 1,558,951
Electronic Equipment, Instruments & Components 0.0%
†
Canon Marketing Japan, Inc.
(a) 2,600 60,429
Common Stocks
Shares Value ($)
JAPAN
Entertainment 1.1%
Capcom Co. Ltd. 37,900 1,109,075
DeNA Co. Ltd. 231,100 4,910,015
Koei Tecmo Holdings Co. Ltd. 6,780 330,927
Konami Holdings Corp. 126,700 7,602,804
13,952,821
Equity Real Estate Investment Trusts (REITs) 0.4%
Nippon Building Fund, Inc. 243 1,515,596
Nomura Real Estate Master
Fund, Inc. 1,105 1,771,218
United Urban Investment
Corp. 823 1,190,256
4,477,070
Food & Staples Retailing 0.2%
Aeon Co. Ltd. 74,700 2,006,356
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) 50,700 1,400,792
Gas Utilities 0.2%
Osaka Gas Co. Ltd. 18,400 340,925
Tokyo Gas Co. Ltd. 79,700 1,497,959
1,838,884
Health Care Equipment & Supplies 0.5%
Hoya Corp. 45,500 6,030,517
Hotels, Restaurants & Leisure 0.1%
Tokyotokeiba Co. Ltd. 39,400 1,607,801
Household Durables 0.3%
Panasonic Corp. 303,500 3,510,265
Sekisui House Ltd. 11,000 225,526
3,735,791
IT Services 2.1%
Fujitsu Ltd. 49,900 9,346,474
NEC Corp. 152,000 7,822,385
NEC Networks & System
Integration Corp. 25,700 405,863
Nihon Unisys Ltd. 7,100 213,559
NTT Data Corp. 508,500 7,929,471
25,717,752
Machinery 1.2%
Ebara Corp. (a) 147,800 7,272,330
NGK Insulators Ltd. 426,800 7,157,784
14,430,114
Marine 1.0%
Mitsui OSK Lines Ltd. 37,200 1,787,026
Nippon Yusen KK 211,200 10,696,131
12,483,157
Media 0.4%
Dentsu Group, Inc. (a) 129,000 4,613,295
SKY Perfect JSAT Holdings,
Inc. 47,900 174,574
4,787,869
Metals & Mining 0.4%
Hitachi Metals Ltd. 279,100 5,336,946
Oil, Gas & Consumable Fuels 1.0%
ENEOS Holdings, Inc. 1,954,200 8,180,486
Inpex Corp. 523,700 3,924,903
12,105,389

NVIT GS International Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.4%
Kao Corp. (a) 78,200 4,810,358
Pharmaceuticals 3.6%
Astellas Pharma, Inc. 575,000 10,009,375
Chugai Pharmaceutical Co.
Ltd. 84,700 3,336,058
Daiichi Sankyo Co. Ltd. 464,400 10,005,360
Santen Pharmaceutical Co.
Ltd. 247,100 3,402,353
Shionogi & Co. Ltd. 56,700 2,954,932
Sumitomo Dainippon Pharma
Co. Ltd. 121,100 2,526,182
Takeda Pharmaceutical Co.
Ltd. 351,800 11,815,220
44,049,480
Real Estate Management & Development 0.7%
Daiwa House Industry Co.
Ltd. 280,500 8,417,456
Road & Rail 0.2%
Sankyu, Inc. 34,800 1,503,097
Seino Holdings Co. Ltd. 73,200 937,970
2,441,067
Semiconductors & Semiconductor Equipment 1.7%
Disco Corp. 5,600 1,712,434
SCREEN Holdings Co. Ltd. 27,400 2,691,848
Tokyo Electron Ltd. 28,700 12,356,549
Tokyo Seimitsu Co. Ltd. (a) 92,500 4,190,666
20,951,497
Software 0.0%
†
Trend Micro, Inc. 6,300 330,100
Specialty Retail 1.1%
Autobacs Seven Co. Ltd. 112,400 1,495,048
Hikari Tsushin, Inc. (a) 17,200 3,019,792
K's Holdings Corp. 73,500 844,679
USS Co. Ltd. 72,600 1,265,932
Yamada Holdings Co. Ltd. 1,461,800 6,748,650
13,374,101
Technology Hardware, Storage & Peripherals 1.0%
Konica Minolta, Inc. 1,087,900 6,010,250
Ricoh Co. Ltd. 225,600 2,542,096
Seiko Epson Corp. 177,100 3,113,509
11,665,855
Tobacco 0.5%
Japan Tobacco, Inc. (a) 310,900 5,871,766
Trading Companies & Distributors 1.9%
Mitsui & Co. Ltd. 468,900 10,550,334
Sojitz Corp. 1,406,200 4,234,689
Sumitomo Corp. 613,900 8,213,159
Toyota Tsusho Corp. 10,800 509,450
23,507,632
Wireless Telecommunication Services 1.0%
KDDI Corp. 28,000 873,018
SoftBank Group Corp. 159,200 11,148,822
12,021,840
339,378,409
LUXEMBOURG 0.9%
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE *(a) 83,139 9,507,274
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
APERAM SA 24,841 1,275,326
10,782,600
NETHERLANDS 5.3%
Air Freight & Logistics 0.5%
PostNL NV 1,024,656 5,561,148
Banks 0.0%
†
Van Lanschot Kempen NV,
CVA 14,998 381,396
Capital Markets 0.2%
Flow Traders Reg. S (b) 66,411 2,856,653
Electrical Equipment 0.0%
†
Signify NV Reg. S (b) 5,513 348,770
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 351,113 10,439,328
Oil, Gas & Consumable Fuels 0.5%
Royal Dutch Shell plc, Class
A (a) 163,277 3,294,047
Royal Dutch Shell plc, Class
B, ADR 64,246 2,494,672
5,788,719
Semiconductors & Semiconductor Equipment 3.2%
ASM International NV 27,866 9,162,394
ASML Holding NV 43,270 29,791,452
38,953,846
64,329,860
NEW ZEALAND 0.2%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare
Corp. Ltd. 138,908 3,021,450
NORWAY 1.9%
Banks 0.1%
DNB ASA 75,863 1,652,354
Food Products 0.4%
Orkla ASA 516,426 5,260,704
Marine 0.4%
Golden Ocean Group Ltd. 486,623 5,385,970
Metals & Mining 0.8%
Norsk Hydro ASA 1,322,352 8,447,178
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 87,062 2,775,823
23,522,029
SINGAPORE 0.1%
Banks 0.1%
Oversea-Chinese Banking
Corp. Ltd. 97,000 862,688
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 275,860 10,992,716

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SPAIN 2.1%
Air Freight & Logistics 0.1%
Cia de Distribucion Integral
Logista Holdings SA 32,044 658,828
Banks 0.8%
Banco Bilbao Vizcaya
Argentaria SA 1,270,367 7,903,397
Bankinter SA 252,201 1,266,526
9,169,923
Electric Utilities 0.9%
Iberdrola SA 865,356 10,544,733
Insurance 0.0%
†
Linea Directa Aseguradora
SA Cia de Seguros y
Reaseguros * 206,938 433,644
Metals & Mining 0.3%
Acerinox SA 348,924 4,213,351
25,020,479
SWEDEN 4.0%
Banks 0.3%
Swedbank AB, Class A 198,933 3,699,035
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 201,097 2,528,812
Construction & Engineering 0.1%
Skanska AB, Class B 24,646 654,156
Diversified Financial Services 1.0%
Investor AB, Class A 167,628 3,824,855
Investor AB, Class B 234,063 5,392,103
Kinnevik AB, Class B *(a) 60,678 2,429,424
11,646,382
Health Care Equipment & Supplies 0.2%
Getinge AB, Class B 79,310 2,992,412
Hotels, Restaurants & Leisure 0.0%
†
Betsson AB, Class B * 66,173 539,804
Household Durables 0.2%
Nobia AB 266,656 2,274,719
Machinery 1.0%
Epiroc AB, Class B 17,325 340,120
Trelleborg AB, Class B 50,823 1,180,235
Volvo AB, Class B (a) 474,647 11,424,947
12,945,302
Metals & Mining 0.3%
Boliden AB * 83,180 3,199,281
Oil, Gas & Consumable Fuels 0.5%
Lundin Energy AB (a) 162,414 5,762,634
Tobacco 0.2%
Swedish Match AB 302,001 2,575,839
48,818,376
SWITZERLAND 6.2%
Capital Markets 0.8%
UBS Group AG (Registered) 607,482 9,301,452
Chemicals 0.6%
Sika AG (Registered) 22,073 7,217,513
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.1%
Chocoladefabriken Lindt &
Spruengli AG (Registered) 15 1,570,914
Life Sciences Tools & Services 1.7%
Bachem Holding AG
(Registered), Class B 6,004 3,557,635
Lonza Group AG (Registered) 14,443 10,238,537
Tecan Group AG (Registered) 14,386 7,131,557
20,927,729
Marine 0.7%
Kuehne + Nagel International
AG (Registered) 25,185 8,620,385
Pharmaceuticals 0.3%
Roche Holding AG 9,741 3,671,097
Professional Services 0.6%
Adecco Group AG
(Registered) 109,740 7,458,974
Semiconductors & Semiconductor Equipment 0.3%
STMicroelectronics NV 109,656 3,981,783
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 35,498 4,302,196
Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA
(Registered) 68,325 8,272,253
75,324,296
UKRAINE 0.2%
Metals & Mining 0.2%
Ferrexpo plc 363,027 2,154,012
UNITED KINGDOM 6.8%
Banks 0.1%
Barclays plc 722,123 1,712,680
Capital Markets 0.4%
3i Group plc 206,132 3,350,540
Man Group plc 599,984 1,493,860
4,844,400
Distributors 0.1%
Inchcape plc 142,074 1,511,301
Food Products 0.1%
Tate & Lyle plc 84,712 865,800
Hotels, Restaurants & Leisure 0.3%
Entain plc * 162,194 3,919,412
Household Durables 0.6%
Barratt Developments plc 278,806 2,685,929
Bellway plc 43,907 1,971,389
Persimmon plc 72,799 2,984,212
7,641,530
Industrial Conglomerates 0.1%
Melrose Industries plc 732,967 1,577,121
Insurance 1.4%
Aviva plc 1,576,134 8,863,019
Legal & General Group plc 1,995,824 7,103,702
15,966,721

NVIT GS International Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
UNITED KINGDOM
Machinery 0.4%
CNH Industrial NV 324,727 5,365,377
Media 0.6%
ITV plc * 4,443,290 7,732,783
Multiline Retail 0.7%
Next plc * 75,548 8,222,066
Oil, Gas & Consumable Fuels 0.3%
BP plc, ADR 146,121 3,860,517
Pharmaceuticals 0.2%
AstraZeneca plc, ADR (a) 37,496 2,246,010
Specialty Retail 0.2%
JD Sports Fashion plc 234,656 2,988,067
Tobacco 1.2%
British American Tobacco plc 339,594 13,238,116
Wireless Telecommunication Services 0.1%
Vodafone Group plc, ADR (a) 69,169 1,184,865
82,876,766
UNITED STATES 1.7%
Automobiles 0.1%
Stellantis NV 56,053 1,105,907
Electrical Equipment 1.1%
Schneider Electric SE 84,738 13,338,991
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc, ADR *(a) 10,068 234,282
Trading Companies & Distributors 0.5%
Ferguson plc 40,403 5,624,053
20,303,233
Total Common Stocks
(cost $1,005,289,812) 1,200,357,176
Repurchase Agreements 4.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,105,364,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $2,147,467.(c)(d) 2,105,360 2,105,360
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $27,000,038,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$27,540,039.(c)(d) 27,000,000 27,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase
price $25,000,056,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20%
- 8.50%, maturing
7/6/2021 - 8/20/2070;
total market value
$25,500,000.(c)(d) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $54,105,360) 54,105,360
Total Investments
(cost $1,059,395,172)   — 103.0% 1,254,462,536
Liabilities in excess of other assets
— (3.0)% (36,300,180)
NET ASSETS — 100.0%
$ 1,218,162,356
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $72,593,164, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $54,105,360 and by $23,219,317 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $77,324,677.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$6,507,130 which represents 0.53% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $54,105,360.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 2 7/2021 HKD 368,739 (6,762)
MSCI Singapore Index 5 7/2021 SGD 132,167 (222)
EURO STOXX 50 Index 97 9/2021 EUR 4,664,545 (75,612)
FTSE 100 Index 18 9/2021 GBP 1,738,103 (27,037)
SPI 200 Index 5 9/2021 AUD 677,111 (3,284)
TOPIX Index 14 9/2021 JPY 2,448,535 (18,682)
(131,599)
As of June 30, 2021, the Fund had $680,606 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.5%
Howmet Aerospace, Inc.* 60,959 2,101,256
Northrop Grumman Corp. 87,074 31,645,304
Teledyne Technologies, Inc.* 24,365 10,204,793
43,951,353
Air Freight & Logistics 2.2%
FedEx Corp. 87,314 26,048,386
United Parcel Service, Inc.,
Class B 197,161 41,003,573
67,051,959
Auto Components 0.1%
Gentex Corp. 54,429 1,801,056
Automobiles 2.3%
Ford Motor Co.* 2,236,116 33,228,684
General Motors Co.* 434,690 25,720,607
Tesla, Inc.* 12,667 8,609,760
67,559,051
Banks 1.7%
Citigroup, Inc. 567,960 40,183,170
JPMorgan Chase & Co. 43,824 6,816,385
PacWest Bancorp 42,354 1,743,291
Umpqua Holdings Corp. 61,831 1,140,782
49,883,628
Biotechnology 2.0%
Biogen, Inc.* 23,942 8,290,396
Gilead Sciences, Inc. 534,629 36,814,553
Moderna , Inc.* 12,625 2,966,622
Sage Therapeutics, Inc.* 36,454 2,070,952
Vertex Pharmaceuticals, Inc.* 52,976 10,681,551
60,824,074
Capital Markets 3.3%
Bank of New York Mellon
Corp. (The) 77,408 3,965,612
Evercore , Inc., Class A 89,069 12,538,243
Interactive Brokers Group,
Inc., Class A 105,710 6,948,318
Intercontinental Exchange, Inc. 12,695 1,506,897
Jefferies Financial Group, Inc. 941,981 32,215,750
Moody's Corp. 14,132 5,121,013
S&P Global, Inc. 89,942 36,916,694
99,212,527
Chemicals 2.6%
Axalta Coating Systems Ltd.* 812,110 24,761,234
Celanese Corp. 181,932 27,580,891
CF Industries Holdings, Inc. 348,647 17,937,888
International Flavors &
Fragrances, Inc. 8,618 1,287,529
Mosaic Co. (The) 22,714 724,804
Westlake Chemical Corp. 46,482 4,187,564
76,479,910
Commercial Services & Supplies 0.0%
†
Clean Harbors, Inc.* 12,313 1,146,833
Construction & Engineering 0.2%
AECOM* 82,778 5,241,503
Construction Materials 0.2%
Martin Marietta Materials, Inc. 7,754 2,727,935
Common Stocks
Shares Value ($)
Construction Materials
Vulcan Materials Co. 12,186 2,121,217
4,849,152
Consumer Finance 2.6%
Ally Financial, Inc. 563,910 28,105,274
Capital One Financial Corp. 115,791 17,911,710
Synchrony Financial 638,694 30,989,433
77,006,417
Distributors 0.3%
LKQ Corp.* 155,760 7,666,507
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 53,031 1,245,168
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc.,
Class B* 41,673 11,581,760
Voya Financial, Inc.(a) 137,835 8,476,853
20,058,613
Diversified Telecommunication Services 0.8%
Liberty Global plc, Class C*(a) 844,333 22,830,764
Electrical Equipment 0.0%
†
AMETEK, Inc. 9,709 1,296,151
Energy Equipment & Services 0.5%
Baker Hughes Co. 722,366 16,520,510
Entertainment 1.4%
Activision Blizzard, Inc. 87,121 8,314,828
Roku, Inc.* 15,509 7,122,508
Walt Disney Co. (The)* 147,209 25,874,926
41,312,262
Equity Real Estate Investment Trusts (REITs) 5.9%
American Homes 4 Rent,
Class A(a) 282,100 10,959,585
Camden Property Trust(a) 178,035 23,619,903
Duke Realty Corp. 54,426 2,577,071
Equity LifeStyle Properties,
Inc. 403,686 29,997,907
Extra Space Storage, Inc. 25,145 4,119,254
First Industrial Realty Trust,
Inc.(a) 523,163 27,324,803
Healthcare Trust of America,
Inc., Class A 13,674 365,096
Highwoods Properties, Inc. 113,051 5,106,514
Invitation Homes, Inc. 832,939 31,060,295
Kilroy Realty Corp. 100,917 7,027,860
Prologis, Inc. 299,196 35,762,898
177,921,186
Food & Staples Retailing 1.7%
Costco Wholesale Corp. 58,906 23,307,337
Walmart, Inc. 189,748 26,758,263
50,065,600
Food Products 0.3%
Archer-Daniels-Midland Co. 75,100 4,551,060
Darling Ingredients, Inc.* 50,584 3,414,420
7,965,480
Health Care Equipment & Supplies 2.5%
Align Technology, Inc.* 20,596 12,584,156
Danaher Corp. 45,895 12,316,382

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 24,014 2,487,130
Hologic , Inc.* 384,066 25,624,883
West Pharmaceutical
Services, Inc. 62,717 22,521,675
75,534,226
Health Care Providers & Services 3.6%
Anthem, Inc. 33,015 12,605,127
Chemed Corp. 8,241 3,910,354
Cigna Corp. 135,195 32,050,679
HCA Healthcare, Inc. 164,599 34,029,197
Molina Healthcare, Inc.* 4,190 1,060,321
Universal Health Services,
Inc., Class B 156,534 22,921,274
106,576,952
Hotels, Restaurants & Leisure 1.6%
Marriott International, Inc.,
Class A*(a) 136,525 18,638,393
Penn National Gaming, Inc.* 90,147 6,895,344
Vail Resorts, Inc.* 71,480 22,624,850
48,158,587
Household Durables 1.0%
DR Horton, Inc. 249,323 22,531,319
Tempur Sealy International,
Inc. 166,541 6,526,742
29,058,061
Insurance 4.5%
American Financial Group, Inc. 87,386 10,898,782
Aon plc, Class A(a) 41,173 9,830,465
Arch Capital Group Ltd.* 770,775 30,013,979
Chubb Ltd. 205,873 32,721,455
First American Financial Corp. 20,600 1,284,410
Globe Life, Inc. 171,081 16,295,465
Old Republic International
Corp. 275,211 6,855,506
Primerica, Inc. 37,357 5,720,851
W R Berkley Corp. 274,201 20,408,780
134,029,693
Interactive Media & Services 7.8%
Alphabet, Inc., Class A* 54,692 133,546,379
Facebook, Inc., Class A* 260,979 90,745,008
Pinterest, Inc., Class A* 107,758 8,507,494
232,798,881
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.* 27,792 95,608,927
eBay, Inc. 231,607 16,261,127
Wayfair, Inc., Class A*(a) 32,667 10,313,299
122,183,353
IT Services 6.7%
Accenture plc, Class A 74,139 21,855,436
Gartner, Inc.* 16,598 4,020,036
International Business
Machines Corp.(a) 41,614 6,100,196
PayPal Holdings, Inc.* 185,715 54,132,208
VeriSign, Inc.* 133,634 30,427,125
Visa, Inc., Class A(a) 249,261 58,282,207
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 1,159,794 26,640,468
201,457,676
Life Sciences Tools & Services 3.2%
IQVIA Holdings, Inc.* 137,914 33,419,321
Mettler -Toledo International,
Inc.* 23,639 32,748,052
Thermo Fisher Scientific, Inc. 57,281 28,896,546
95,063,919
Machinery 2.2%
Otis Worldwide Corp. 397,106 32,471,358
Parker-Hannifin Corp. 100,967 31,007,975
Stanley Black & Decker, Inc. 9,834 2,015,872
65,495,205
Media 1.9%
News Corp., Class A 760,725 19,603,883
Nexstar Media Group, Inc.,
Class A 102,175 15,109,639
Omnicom Group, Inc. 276,934 22,151,951
56,865,473
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management,
Inc.(a) 678,470 6,024,814
Multiline Retail 0.2%
Kohl's Corp. 137,068 7,553,817
Multi-Utilities 0.9%
CMS Energy Corp. 375,141 22,163,330
Dominion Energy, Inc. 31,331 2,305,022
DTE Energy Co. 17,255 2,236,248
MDU Resources Group, Inc. 14,703 460,792
27,165,392
Oil, Gas & Consumable Fuels 0.7%
APA Corp. 47,914 1,036,380
Cimarex Energy Co. 24,398 1,767,635
EOG Resources, Inc. 38,034 3,173,557
Hess Corp.(a) 132,718 11,588,935
Targa Resources Corp. 77,942 3,464,522
21,031,029
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 21,700 6,902,336
Pharmaceuticals 3.6%
Elanco Animal Health, Inc.* 187,450 6,502,640
Johnson & Johnson 375,298 61,826,593
Perrigo Co. plc 75,394 3,456,815
Zoetis, Inc. 195,188 36,375,236
108,161,284
Professional Services 0.1%
Robert Half International, Inc. 52,101 4,635,426
Road & Rail 1.7%
AMERCO 25,566 15,068,600
CSX Corp. 169,008 5,421,777
Old Dominion Freight Line, Inc. 118,251 30,012,104
50,502,481
Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc. 218,288 31,084,211

NVIT GS Large Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 127,152 7,138,313
KLA Corp. 27,248 8,834,074
Lam Research Corp. 22,282 14,498,898
Micron Technology, Inc.* 223,236 18,970,595
NVIDIA Corp. 4,773 3,818,877
84,344,968
Software 9.0%
Datadog , Inc., Class A* 34,276 3,567,446
DocuSign, Inc.* 54,377 15,202,178
Dolby Laboratories, Inc., Class
A 83,640 8,220,976
Dropbox, Inc., Class A* 55,080 1,669,475
Fair Isaac Corp.* 14,192 7,134,035
HubSpot , Inc.* 20,317 11,839,122
Intuit, Inc. 8,829 4,327,711
Manhattan Associates, Inc.* 5,517 799,082
Microsoft Corp. 582,328 157,752,655
Palo Alto Networks, Inc.* 6,874 2,550,598
salesforce.com, Inc.* 186,627 45,587,377
VMware, Inc., Class A*(a) 27,588 4,413,252
Zoom Video Communications,
Inc., Class A* 12,795 4,952,049
268,015,956
Specialty Retail 2.6%
AutoNation, Inc.* 20,774 1,969,583
Dick's Sporting Goods, Inc.(a) 186,131 18,648,465
GameStop Corp., Class A* 1,496 320,354
Gap, Inc. (The) 157,471 5,298,899
L Brands, Inc. 219,086 15,787,337
TJX Cos., Inc. (The) 532,415 35,895,419
77,920,057
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc. 1,366,032 187,091,743
Western Digital Corp.* 353,288 25,143,507
212,235,250
Textiles, Apparel & Luxury Goods 0.3%
Skechers U.S.A., Inc., Class
A* 210,078 10,468,187
Tobacco 0.3%
Philip Morris International, Inc. 95,865 9,501,180
Total Common Stocks
(cost $2,381,178,306) 2,963,573,907
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,575,559,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $4,667,063.(b)(c) 4,575,552 4,575,552
Total Repurchase Agreement
(cost $4,575,552) 4,575,552
Total Investments
(cost $2,385,753,858) — 99.3% 2,968,149,459
Other assets in excess of liabilities — 0.7% 21,276,382
NET ASSETS — 100.0%
$ 2,989,425,841

28 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $122,060,234, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $4,575,552 and by $120,890,648 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $125,466,200.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $4,575,552.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 9/2021 USD 857,720 10,393
10,393
As of June 30, 2021, the Fund had $48,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS Small Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 0.2%
AAR Corp.* 7,372 285,665
Parsons Corp.* 1,780 70,061
Vectrus , Inc.* 5,547 263,982
619,708
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc.* 6,356 44,047
Auto Components 1.1%
Adient plc* 7,837 354,233
American Axle &
Manufacturing Holdings,
Inc.*(a) 53,906 557,927
Dana, Inc. 2,978 70,757
Goodyear Tire & Rubber Co.
(The)* 103,996 1,783,532
Tenneco, Inc., Class A* 3,473 67,098
Visteon Corp.* 3,780 457,153
3,290,700
Automobiles 0.0%
†
Workhorse Group, Inc.*(a) 2,485 41,226
Banks 6.6%
1st Source Corp.(a) 9,648 448,246
American National
Bankshares , Inc. 4,468 138,910
Ameris Bancorp(a) 18,959 959,894
Arrow Financial Corp. 1,340 48,173
Atlantic Capital Bancshares,
Inc.* 23,616 601,263
Atlantic Union Bankshares
Corp. 12,935 468,506
Bancorp, Inc. (The)* 75,196 1,730,260
Byline Bancorp, Inc. 11,693 264,613
Cadence Bancorp 15,542 324,517
Camden National Corp. 896 42,793
Capstar Financial Holdings,
Inc. 3,256 66,748
Civista Bancshares, Inc. 4,615 101,991
Columbia Banking System,
Inc. 10,751 414,559
Customers Bancorp, Inc.* 1,338 52,169
CVB Financial Corp. 64,518 1,328,426
Equity Bancshares, Inc., Class
A* 2,416 73,664
FB Financial Corp. 6,652 248,253
First Bancorp/NC(a) 2,154 88,120
First Bancorp/PR 50,265 599,159
First Commonwealth Financial
Corp. 3,889 54,718
First Foundation, Inc. 34,175 769,279
First Internet Bancorp 20,331 629,854
First Midwest Bancorp, Inc. 7,646 151,620
Fulton Financial Corp. 19,970 315,127
Glacier Bancorp, Inc. 9,780 538,682
Great Southern Bancorp, Inc. 1,014 54,655
Guaranty Bancshares, Inc. 6,691 227,962
Hancock Whitney Corp. 4,157 184,737
Hanmi Financial Corp. 17,826 339,764
Heartland Financial USA, Inc. 13,996 657,672
Home BancShares , Inc. 38,132 941,098
Common Stocks
Shares Value ($)
Banks
International Bancshares Corp. 36,765 1,578,689
Metropolitan Bank Holding
Corp.* 1,037 62,448
Northrim Bancorp, Inc. 1,764 75,411
Old National Bancorp(a) 21,112 371,782
Origin Bancorp, Inc. 9,596 407,446
Orrstown Financial Services,
Inc. 3,929 90,642
Republic Bancorp, Inc., Class
A 2,602 120,030
Republic First Bancorp, Inc.* 9,615 38,364
Southern First Bancshares,
Inc.* 1,593 81,498
Southside Bancshares, Inc. 24,433 934,074
Spirit of Texas Bancshares,
Inc.(a) 8,128 185,644
Towne Bank(a) 20,808 632,979
Triumph Bancorp, Inc.* 402 29,848
Trustmark Corp. 43,511 1,340,139
United Bankshares , Inc. 34,526 1,260,199
20,074,625
Biotechnology 8.5%
ACADIA Pharmaceuticals,
Inc.* 21,894 533,995
Affimed NV* 98,874 840,429
Aldeyra Therapeutics, Inc.* 28,138 318,804
Alector , Inc.*(a) 1,427 29,724
Allogene Therapeutics, Inc.*(a) 22,247 580,202
Amicus Therapeutics, Inc.* 36,550 352,342
Anika Therapeutics, Inc.*(a) 1,342 58,095
Apellis Pharmaceuticals, Inc.* 11,146 704,427
Ardelyx , Inc.*(a) 20,174 152,919
Arrowhead Pharmaceuticals,
Inc.* 19,085 1,580,620
Avid Bioservices , Inc.*(a) 79,811 2,047,152
BioCryst Pharmaceuticals,
Inc.*(a) 8,391 132,662
Bridgebio Pharma, Inc.*(a) 1,742 106,192
CareDx , Inc.* 17,801 1,629,148
Catalyst Pharmaceuticals,
Inc.*(a) 68,479 393,754
ChemoCentryx , Inc.*(a) 5,389 72,159
Denali Therapeutics, Inc.*(a) 17,108 1,341,952
Design Therapeutics, Inc.* 2,897 57,621
Dynavax Technologies
Corp.*(a) 16,806 165,539
Eagle Pharmaceuticals,
Inc.*(a) 19,379 829,421
Editas Medicine, Inc.*(a) 6,331 358,588
Eiger BioPharmaceuticals ,
Inc.*(a) 27,920 237,878
Emergent BioSolutions , Inc.* 18,095 1,139,804
Fate Therapeutics, Inc.* 2,238 194,236
FibroGen , Inc.*(a) 7,556 201,216
Flexion Therapeutics, Inc.*(a) 23,322 191,940
Gemini Therapeutics, Inc.*(a) 5,230 33,838
Global Blood Therapeutics,
Inc.* 1,807 63,281

30 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Halozyme Therapeutics,
Inc.*(a) 8,266 375,359
Hookipa Pharma, Inc.* 7,632 69,909
Inovio Pharmaceuticals,
Inc.*(a) 4,094 37,951
Instil Bio, Inc.*(a) 1,958 37,829
Intellia Therapeutics, Inc.*(a) 5,987 969,355
Invitae Corp.*(a) 7,545 254,493
Kadmon Holdings, Inc.*(a) 89,209 345,239
Karuna Therapeutics, Inc.* 621 70,788
Krystal Biotech, Inc.* 560 38,080
Myriad Genetics, Inc.*(a) 37,192 1,137,331
Ocugen , Inc.*(a) 17,994 144,492
OPKO Health, Inc.*(a) 291,165 1,179,218
Organogenesis Holdings, Inc.* 37,637 625,527
Protagonist Therapeutics, Inc.* 2,576 115,611
Prothena Corp. plc* 2,580 132,638
Recursion Pharmaceuticals,
Inc., Class A*(a) 1,461 53,326
Selecta Biosciences, Inc.* 114,815 479,927
Sorrento Therapeutics, Inc.*(a) 11,986 116,144
Surface Oncology, Inc.* 4,246 31,675
Syros Pharmaceuticals,
Inc.*(a) 8,579 46,756
Translate Bio, Inc.*(a) 22,773 627,168
Twist Bioscience Corp.* 13,259 1,766,762
Vanda Pharmaceuticals,
Inc.*(a) 6,109 131,405
Veracyte , Inc.* 33,894 1,355,082
Vir Biotechnology, Inc.*(a) 2,932 138,625
Xencor , Inc.*(a) 27,243 939,611
Y- mAbs Therapeutics, Inc.*(a) 9,082 306,972
25,875,211
Building Products 0.9%
JELD-WEN Holding, Inc.* 9,862 258,976
Masonite International Corp.* 3,061 342,189
Quanex Building Products
Corp. 34,822 864,979
Resideo Technologies, Inc.* 29,704 891,120
Simpson Manufacturing Co.,
Inc. 2,245 247,938
2,605,202
Capital Markets 3.3%
Artisan Partners Asset
Management, Inc., Class A 30,428 1,546,351
Associated Capital Group,
Inc., Class A 2,046 79,508
BGC Partners, Inc., Class A 107,868 611,611
Cohen & Steers, Inc.(a) 2,347 192,665
Cowen, Inc., Class A 24,380 1,000,799
Focus Financial Partners, Inc.,
Class A* 6,344 307,684
Greenhill & Co., Inc.(a) 2,065 32,131
Hamilton Lane, Inc., Class A 1,266 115,358
Moelis & Co., Class A 9,491 539,943
Open Lending Corp., Class
A*(a) 20,208 870,763
Oppenheimer Holdings, Inc.,
Class A 32,146 1,634,303
Common Stocks
Shares Value ($)
Capital Markets
PJT Partners, Inc., Class A 14,258 1,017,736
Pzena Investment
Management, Inc., Class A 8,704 95,831
Virtus Investment Partners,
Inc. 5,629 1,563,567
WisdomTree Investments, Inc.
(a) 36,980 229,276
9,837,526
Chemicals 1.2%
AdvanSix , Inc.* 22,780 680,211
American Vanguard Corp. 8,737 152,985
Amyris , Inc.*(a) 27,553 451,042
Ingevity Corp.* 1,019 82,906
Innospec , Inc. 4,611 417,803
Intrepid Potash, Inc.*(a) 2,459 78,344
Koppers Holdings, Inc.* 23,383 756,440
Kraton Corp.*(a) 1,448 46,756
Minerals Technologies, Inc. 9,727 765,223
Tronox Holdings plc, Class A 10,574 236,857
3,668,567
Commercial Services & Supplies 1.0%
Cimpress plc* 723 78,380
Ennis, Inc. 33,958 730,776
Harsco Corp.* 1,442 29,446
HNI Corp.(a) 8,709 382,935
Matthews International Corp.,
Class A 38,382 1,380,217
Steelcase, Inc., Class A 4,415 66,711
Team, Inc.*(a) 45,752 306,538
2,975,003
Communications Equipment 1.0%
Calix, Inc.* 24,804 1,178,190
Clearfield, Inc.* 1,777 66,548
Digi International, Inc.*(a) 27,406 551,135
Extreme Networks, Inc.* 60,150 671,274
Infinera Corp.*(a) 36,941 376,798
NetScout Systems, Inc.* 5,442 155,315
2,999,260
Construction & Engineering 1.1%
Argan , Inc. 2,106 100,646
Comfort Systems USA, Inc. 1,424 112,197
EMCOR Group, Inc. 2,976 366,613
Matrix Service Co.* 23,117 242,729
Primoris Services Corp. 20,575 605,522
Sterling Construction Co., Inc.* 38,137 920,246
WillScot Mobile Mini Holdings
Corp.* 36,712 1,023,163
3,371,116
Construction Materials 0.5%
Summit Materials, Inc., Class
A*(a) 40,675 1,417,524
United States Lime & Minerals,
Inc. 709 98,615
1,516,139
Consumer Finance 0.3%
LendingClub Corp.* 8,671 157,205
PRA Group, Inc.* 1,736 66,784

NVIT GS Small Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Consumer Finance
PROG Holdings, Inc. 6,236 300,139
Regional Management Corp. 7,886 367,014
891,142
Distributors 0.2%
Funko , Inc., Class A*(a) 33,202 706,539
Diversified Consumer Services 0.1%
WW International, Inc.* 5,577 201,553
Diversified Financial Services 0.2%
A-Mark Precious Metals, Inc. 1,953 90,814
Banco Latinoamericano de
Comercio Exterior SA, Class
E 41,124 632,076
722,890
Diversified Telecommunication Services 0.6%
Consolidated Communications
Holdings, Inc.*(a) 29,268 257,266
Iridium Communications,
Inc.*(a) 38,788 1,551,132
Ooma , Inc.*(a) 5,582 105,276
1,913,674
Electric Utilities 0.3%
Portland General Electric Co. 16,604 765,112
Electrical Equipment 2.2%
Array Technologies, Inc.* 13,250 206,700
Atkore , Inc.* 25,367 1,801,057
Encore Wire Corp. 13,276 1,006,188
EnerSys 17,125 1,673,626
GrafTech International Ltd. 43,024 499,939
Powell Industries, Inc.(a) 19,047 589,505
Stem, Inc.* 1,900 68,419
Thermon Group Holdings, Inc.* 9,835 167,588
Vicor Corp.*(a) 5,930 627,038
6,640,060
Electronic Equipment, Instruments & Components 1.6%
Belden, Inc. 18,631 942,170
Benchmark Electronics, Inc. 18,144 516,378
CTS Corp.(a) 14,058 522,395
Daktronics, Inc.* 9,477 62,453
Knowles Corp.*(a) 37,675 743,705
MicroVision , Inc.*(a) 7,106 119,026
nLight , Inc.* 2,857 103,652
OSI Systems, Inc.* 1,172 119,122
Rogers Corp.* 790 158,632
Vishay Intertechnology , Inc. 45,562 1,027,423
Vishay Precision Group, Inc.* 15,279 520,097
4,835,053
Energy Equipment & Services 0.7%
ChampionX Corp.* 13,058 334,938
Helix Energy Solutions Group,
Inc.*(a) 46,899 267,793
Liberty Oilfield Services, Inc.,
Class A* 7,602 107,645
Nabors Industries Ltd.* 543 62,032
Oceaneering International,
Inc.* 43,223 672,982
Common Stocks
Shares Value ($)
Energy Equipment & Services
Oil States International,
Inc.*(a) 35,952 282,223
US Silica Holdings, Inc.* 32,335 373,793
2,101,406
Entertainment 1.8%
AMC Entertainment Holdings,
Inc., Class A*(a) 39,842 2,258,245
Cinemark Holdings, Inc.*(a) 78,694 1,727,333
IMAX Corp.* 43,993 945,850
Lions Gate Entertainment
Corp., Class A* 15,984 330,869
Lions Gate Entertainment
Corp., Class B* 6,892 126,123
5,388,420
Equity Real Estate Investment Trusts (REITs) 8.5%
Agree Realty Corp. 9,271 653,513
American Assets Trust, Inc. 13,599 507,107
Centerspace 1,234 97,363
City Office REIT, Inc. 65,886 818,963
Community Healthcare Trust,
Inc. 32,894 1,561,149
EastGroup Properties, Inc. 2,197 361,297
Gladstone Commercial Corp.
(a) 30,398 685,779
Global Medical REIT, Inc. 9,094 134,227
Global Net Lease, Inc. 9,424 174,344
Healthcare Realty Trust, Inc. 6,314 190,683
Independence Realty Trust,
Inc. 43,196 787,463
Industrial Logistics Properties
Trust 51,106 1,335,911
Kite Realty Group Trust(a) 77,570 1,707,316
Lexington Realty Trust(a) 152,622 1,823,833
Macerich Co. (The)(a) 11,467 209,273
National Storage Affiliates
Trust 18,029 911,546
NexPoint Residential Trust,
Inc. 31,778 1,747,154
Outfront Media, Inc.* 12,932 310,756
Piedmont Office Realty Trust,
Inc., Class A 94,520 1,745,784
Plymouth Industrial REIT, Inc. 7,517 150,490
PotlatchDeltic Corp. 25,270 1,343,101
Retail Opportunity Investments
Corp. 54,872 969,040
Retail Properties of America,
Inc., Class A 8,390 96,065
Retail Value, Inc. 35,006 761,381
RPT Realty 39,850 517,253
SITE Centers Corp. 47,538 715,922
STAG Industrial, Inc.(a) 57,887 2,166,710
Tanger Factory Outlet Centers,
Inc.(a) 1,905 35,909
Terreno Realty Corp. 30,246 1,951,472
Urban Edge Properties 20,877 398,751
Urstadt Biddle Properties, Inc.,
Class A(a) 33,988 658,687
Washington REIT 816 18,768

32 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Whitestone REIT 20,533 169,397
25,716,407
Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class
A(a) 16,623 968,622
Natural Grocers by Vitamin
Cottage, Inc.(a) 4,832 51,896
Performance Food Group Co.* 39,887 1,934,120
2,954,638
Food Products 0.2%
B&G Foods, Inc.(a) 2,235 73,308
John B Sanfilippo & Son, Inc. 5,710 505,735
Seneca Foods Corp., Class A* 2,908 148,540
727,583
Gas Utilities 0.0%
†
Northwest Natural Holding Co. 1,758 92,330
Southwest Gas Holdings, Inc. 441 29,190
121,520
Health Care Equipment & Supplies 4.6%
AngioDynamics , Inc.* 19,229 521,683
CryoLife , Inc.* 2,971 84,376
Heska Corp.* 6,473 1,487,042
Integer Holdings Corp.* 16,866 1,588,777
Invacare Corp.*(a) 20,365 164,346
LeMaitre Vascular, Inc.(a) 17,015 1,038,255
LivaNova plc* 4,229 355,701
Meridian Bioscience, Inc.*(a) 12,533 277,982
Merit Medical Systems, Inc.* 25,715 1,662,732
Misonix , Inc.* 2,050 45,469
Natus Medical, Inc.* 43,380 1,127,012
Neogen Corp.* 29,510 1,358,641
Retractable Technologies,
Inc.*(a) 8,121 93,879
Shockwave Medical, Inc.* 6,451 1,223,948
STAAR Surgical Co.* 10,525 1,605,063
Stereotaxis , Inc.* 7,464 71,953
Surmodics , Inc.* 14,553 789,500
Utah Medical Products, Inc. 2,905 247,041
Varex Imaging Corp.*(a) 10,723 287,591
14,030,991
Health Care Providers & Services 3.5%
AMN Healthcare Services,
Inc.* 2,052 199,003
Community Health Systems,
Inc.* 90,264 1,393,676
Hanger, Inc.* 37,437 946,407
InfuSystem Holdings, Inc.* 19,010 395,218
Joint Corp. (The)* 14,895 1,249,989
National HealthCare Corp.(a) 14,467 1,011,243
RadNet , Inc.* 13,203 444,809
Select Medical Holdings Corp. 51,947 2,195,280
Sharps Compliance Corp.* 4,424 45,567
Tenet Healthcare Corp.* 30,172 2,021,222
Triple-S Management Corp.,
Class B*(a) 12,473 277,774
US Physical Therapy, Inc. 4,311 499,516
Common Stocks
Shares Value ($)
Health Care Providers & Services
Viemed Healthcare, Inc.* 4,066 29,072
10,708,776
Health Care Technology 0.4%
Castlight Health, Inc., Class B* 36,064 94,848
Health Catalyst, Inc.* 652 36,193
Inovalon Holdings, Inc., Class
A* 2,486 84,723
Inspire Medical Systems, Inc.* 4,655 899,625
OptimizeRx Corp.*(a) 1,106 68,461
1,183,850
Hotels, Restaurants & Leisure 2.9%
Carrols Restaurant Group,
Inc.* 6,545 39,335
Century Casinos, Inc.* 2,932 39,377
Cheesecake Factory, Inc.
(The)* 2,038 110,419
Chuy's Holdings, Inc.* 5,247 195,503
Dave & Buster's
Entertainment, Inc.* 8,992 365,075
Everi Holdings, Inc.* 16,351 407,794
International Game
Technology plc*(a) 23,324 558,843
Monarch Casino & Resort,
Inc.* 9,273 613,594
Noodles & Co.* 12,420 155,002
Red Rock Resorts, Inc., Class
A* 50,076 2,128,230
Ruth's Hospitality Group, Inc.* 13,230 304,687
SeaWorld Entertainment, Inc.* 25,953 1,296,093
Shake Shack, Inc., Class A* 2,118 226,668
Texas Roadhouse, Inc. 23,019 2,214,428
8,655,048
Household Durables 1.6%
Casper Sleep, Inc.* 3,876 31,938
GoPro, Inc., Class A* 15,437 179,841
iRobot Corp.*(a) 1,432 133,735
LGI Homes, Inc.*(a) 2,673 432,866
M/I Homes, Inc.* 10,021 587,932
Sonos , Inc.* 37,618 1,325,282
Taylor Morrison Home Corp.* 13,353 352,786
TRI Pointe Group, Inc.* 80,315 1,721,150
4,765,530
Insurance 3.7%
Ambac Financial Group,
Inc.*(a) 3,839 60,119
American Equity Investment
Life Holding Co. 58,514 1,891,172
AMERISAFE, Inc. 18,523 1,105,638
Argo Group International
Holdings Ltd. 31,914 1,654,103
Crawford & Co., Class A 7,618 69,095
Enstar Group Ltd.* 1,583 378,210
Genworth Financial, Inc.,
Class A* 164,390 641,121
Goosehead Insurance, Inc.,
Class A 7,649 973,718
Investors Title Co. 100 17,463

NVIT GS Small Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Insurance
James River Group Holdings
Ltd. 5,519 207,073
Kinsale Capital Group, Inc. 10,251 1,689,057
MBIA, Inc.*(a) 7,869 86,559
National Western Life Group,
Inc., Class A(a) 395 88,634
State Auto Financial Corp. 4,621 79,111
Stewart Information Services
Corp. 29,820 1,690,496
Tiptree, Inc. 59,759 555,759
11,187,328
Interactive Media & Services 1.8%
Cargurus , Inc.*(a) 29,682 778,559
Cars.com, Inc.* 45,332 649,608
Eventbrite, Inc., Class A*(a) 38,010 722,190
fuboTV , Inc.*(a) 8,432 270,752
QuinStreet , Inc.* 23,755 441,368
TrueCar , Inc.* 173,945 982,789
Yelp, Inc.* 43,264 1,728,829
5,574,095
Internet & Direct Marketing Retail 1.3%
1-800-Flowers.com, Inc.,
Class A*(a) 10,492 334,380
Groupon, Inc.* 28,834 1,244,475
Lands' End, Inc.*(a) 10,510 431,436
Liquidity Services, Inc.* 14,629 372,308
Stamps.com, Inc.* 3,180 636,922
Stitch Fix, Inc., Class A* 16,346 985,664
4,005,185
IT Services 0.6%
Brightcove , Inc.* 54,767 785,906
CSG Systems International,
Inc. 6,990 329,788
Hackett Group, Inc. (The) 5,925 106,769
LiveRamp Holdings, Inc.* 9,083 425,539
Marathon Digital Holdings,
Inc.*(a) 4,365 136,930
1,784,932
Leisure Products 0.4%
Acushnet Holdings Corp. 2,550 125,970
Callaway Golf Co.* 26,894 907,134
Nautilus, Inc.*(a) 6,114 103,021
Vista Outdoor, Inc.*(a) 2,339 108,249
1,244,374
Life Sciences Tools & Services 1.1%
Bionano Genomics, Inc.*(a) 8,733 64,013
Harvard Bioscience, Inc.*(a) 19,525 162,643
Medpace Holdings, Inc.* 11,921 2,105,606
NanoString Technologies, Inc.* 2,242 145,259
Pacific Biosciences of
California, Inc.* 18,856 659,395
Personalis , Inc.* 3,669 92,826
3,229,742
Machinery 2.0%
Chart Industries, Inc.* 767 112,227
CIRCOR International, Inc.* 3,221 105,005
Columbus McKinnon Corp. 3,741 180,466
Common Stocks
Shares Value ($)
Machinery
Douglas Dynamics, Inc. 8,223 334,594
ESCO Technologies, Inc. 491 46,061
Federal Signal Corp. 1,597 64,247
Franklin Electric Co., Inc. 4,446 358,436
Kennametal, Inc. 3,915 140,627
Miller Industries, Inc.(a) 1,524 60,106
Nikola Corp.*(a) 11,690 211,121
RBC Bearings, Inc.* 6,592 1,314,577
Rexnord Corp. 20,224 1,012,009
Terex Corp. 39,840 1,897,181
Titan International, Inc.* 3,952 33,513
Wabash National Corp. 15,564 249,024
6,119,194
Marine 0.2%
Costamare , Inc. 24,624 290,810
Safe Bulkers, Inc.* 70,944 284,485
575,295
Media 1.2%
AMC Networks, Inc., Class A* 667 44,556
Daily Journal Corp.*(a) 684 231,534
Entravision Communications
Corp., Class A 88,566 591,621
EW Scripps Co. (The), Class A 58,911 1,201,195
Gray Television, Inc. 54,158 1,267,297
John Wiley & Sons, Inc., Class
A 4,944 297,530
Magnite , Inc.* 1,285 43,484
TechTarget , Inc.* 452 35,026
TEGNA, Inc. 1,994 37,407
3,749,650
Metals & Mining 1.0%
Arconic Corp.* 18,398 655,337
Coeur Mining, Inc.*(a) 14,359 127,508
Constellium SE* 1,768 33,504
Haynes International, Inc.(a) 6,563 232,199
Hecla Mining Co. 97,642 726,456
Materion Corp. 2,191 165,092
MP Materials Corp.*(a) 2,917 107,521
Olympic Steel, Inc. 824 24,217
SunCoke Energy, Inc. 52,524 375,021
Warrior Met Coal, Inc.(a) 19,786 340,319
Worthington Industries, Inc. 1,568 95,930
2,883,104
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Arbor Realty Trust, Inc. 77,764 1,385,754
Capstead Mortgage Corp.(a) 36,386 223,410
Dynex Capital, Inc. 15,130 282,326
Great Ajax Corp.(a) 9,804 127,256
MFA Financial, Inc. 107,520 493,517
2,512,263
Multiline Retail 0.7%
Big Lots, Inc. 738 48,715
Dillard's, Inc., Class A(a) 1,596 288,685
Macy's, Inc.* 86,531 1,640,628
1,978,028
Multi-Utilities 0.6%
Avista Corp. 9,001 384,073

34 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Multi-Utilities
NorthWestern Corp. 24,711 1,488,096
1,872,169
Oil, Gas & Consumable Fuels 2.9%
Altus Midstream Co.(a) 584 39,426
Antero Resources Corp.* 4,584 68,897
Arch Resources, Inc.* 1,277 72,763
Bonanza Creek Energy, Inc. 8,957 421,606
Callon Petroleum Co.*(a) 2,746 158,417
Centennial Resource
Development, Inc., Class A* 57,224 387,979
Comstock Resources, Inc.* 52,707 351,556
Dorian LPG Ltd.*(a) 2,624 37,051
Earthstone Energy, Inc., Class
A*(a) 7,838 86,767
Golar LNG Ltd.* 2,050 27,162
Kosmos Energy Ltd.* 21,671 74,982
Magnolia Oil & Gas Corp.,
Class A*(a) 36,440 569,557
Matador Resources Co. 30,869 1,111,593
Oasis Petroleum, Inc. 890 89,489
Ovintiv , Inc. 67,961 2,138,733
PDC Energy, Inc.(a) 20,117 921,157
Penn Virginia Corp.* 1,646 38,862
Range Resources Corp.*(a) 3,589 60,152
REX American Resources
Corp.* 1,284 115,791
Scorpio Tankers, Inc. 3,657 80,637
SM Energy Co. 35,986 886,335
Teekay Tankers Ltd., Class A* 4,090 58,978
W&T Offshore, Inc.* 177,853 862,587
8,660,477
Paper & Forest Products 0.1%
Glatfelter Corp. 25,194 351,960
Personal Products 0.0%
†
Inter Parfums , Inc. 1,054 75,888
Pharmaceuticals 2.8%
Amneal Pharmaceuticals, Inc.* 48,099 246,267
Amphastar Pharmaceuticals,
Inc.*(a) 83,796 1,689,327
ANI Pharmaceuticals, Inc.*(a) 20,704 725,675
Atea Pharmaceuticals, Inc.*(a) 3,430 73,677
BioDelivery Sciences
International, Inc.* 136,898 490,095
Cassava Sciences, Inc.*(a) 3,439 293,828
Collegium Pharmaceutical,
Inc.*(a) 6,149 145,362
Endo International plc* 194,001 907,925
Nuvation Bio, Inc.*(a) 7,059 65,719
Phibro Animal Health Corp.,
Class A(a) 53,712 1,551,203
Prestige Consumer
Healthcare, Inc.*(a) 40,140 2,091,294
SIGA Technologies, Inc.*(a) 9,908 62,222
8,342,594
Professional Services 0.8%
ASGN, Inc.* 1,016 98,481
Barrett Business Services, Inc. 3,406 247,310
CBIZ, Inc.*(a) 16,135 528,744
Common Stocks
Shares Value ($)
Professional Services
Exponent, Inc. 890 79,397
Huron Consulting Group, Inc.* 1,637 80,459
Kforce , Inc. 1,239 77,970
Korn Ferry 4,958 359,703
TriNet Group, Inc.* 1,644 119,157
Upwork , Inc.* 14,646 853,715
2,444,936
Road & Rail 1.3%
ArcBest Corp. 2,863 166,598
Avis Budget Group, Inc.* 2,307 179,692
Covenant Logistics Group,
Inc.* 6,714 138,845
Daseke , Inc.*(a) 20,647 133,793
Heartland Express, Inc. 4,984 85,376
Marten Transport Ltd. 93,922 1,548,774
Saia, Inc.* 1,966 411,857
Werner Enterprises, Inc. 30,876 1,374,600
4,039,535
Semiconductors & Semiconductor Equipment 1.9%
Ambarella , Inc.* 14,502 1,546,348
Axcelis Technologies, Inc.* 42,094 1,701,439
CEVA, Inc.* 856 40,489
Cohu , Inc.* 19,119 703,388
FormFactor , Inc.* 26,356 960,940
Ichor Holdings Ltd.* 4,269 229,672
MACOM Technology Solutions
Holdings, Inc.* 3,583 229,599
MaxLinear , Inc.* 2,207 93,775
Ultra Clean Holdings, Inc.* 6,405 344,077
Veeco Instruments, Inc.* 1,577 37,911
5,887,638
Software 5.8%
ACI Worldwide, Inc.* 30,172 1,120,588
Appian Corp.*(a) 2,101 289,413
Asana, Inc., Class A* 10,181 631,527
Bottomline Technologies DE,
Inc.* 17,905 663,917
Box, Inc., Class A*(a) 19,913 508,777
Cerence , Inc.*(a) 770 82,167
ChannelAdvisor Corp.* 47,865 1,173,171
CommVault Systems, Inc.* 26,259 2,052,666
Cornerstone OnDemand , Inc.* 1,062 54,778
Digital Turbine, Inc.*(a) 2,098 159,511
Domo, Inc., Class B* 11,997 969,718
eGain Corp.* 10,058 115,466
MicroStrategy , Inc., Class
A*(a) 1,620 1,076,490
Mimecast Ltd.* 12,418 658,775
Momentive Global, Inc.* 4,387 92,434
Riot Blockchain , Inc.*(a) 3,942 148,495
Sapiens International Corp.
NV 31,098 816,944
SPS Commerce, Inc.* 20,019 1,998,897
Tenable Holdings, Inc.* 44,358 1,834,203
Upland Software, Inc.* 23,741 977,417
Varonis Systems, Inc.* 4,163 239,872
Workiva , Inc.* 2,184 243,145
Yext , Inc.* 28,354 405,179

NVIT GS Small Cap Equity Insights Fund - June 30, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Software
Zix Corp.* 27,993 197,351
Zuora , Inc., Class A* 66,699 1,150,558
17,661,459
Specialty Retail 5.3%
Abercrombie & Fitch Co.,
Class A* 26,553 1,232,856
American Eagle Outfitters, Inc.
(a) 59,650 2,238,664
Bed Bath & Beyond, Inc.* 5,932 197,476
Boot Barn Holdings, Inc.* 20,988 1,764,041
Buckle, Inc. (The) 39,630 1,971,593
Caleres , Inc. 29,624 808,439
Cato Corp. (The), Class A 46,057 776,982
Chico's FAS, Inc.* 25,911 170,494
Children's Place, Inc. (The)* 313 29,128
Conn's, Inc.* 6,661 169,855
Designer Brands, Inc., Class
A* 13,454 222,664
Haverty Furniture Cos., Inc. 36,308 1,552,530
Murphy USA, Inc. 891 118,833
Shoe Carnival, Inc.(a) 15,418 1,103,775
Signet Jewelers Ltd.* 12,627 1,020,135
Sleep Number Corp.* 2,483 273,006
Tilly's, Inc., Class A 12,004 191,824
Urban Outfitters, Inc.* 39,133 1,613,062
Zumiez , Inc.* 10,410 509,986
15,965,343
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a) 6,464 258,366
Quantum Corp.* 20,714 142,720
Super Micro Computer, Inc.* 7,011 246,647
Turtle Beach Corp.*(a) 25,070 800,234
1,447,967
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd.* 1,128 37,066
Movado Group, Inc. 11,602 365,115
Oxford Industries, Inc. 1,322 130,667
Steven Madden Ltd. 46,561 2,037,509
2,570,357
Thrifts & Mortgage Finance 1.1%
Bridgewater Bancshares, Inc.* 2,997 48,401
Merchants Bancorp 13,041 511,729
PennyMac Financial Services,
Inc. 26,150 1,613,978
Premier Financial Corp. 1,295 36,791
Walker & Dunlop, Inc. 5,892 615,007
Washington Federal, Inc. 16,446 522,654
3,348,560
Trading Companies & Distributors 2.8%
Boise Cascade Co. 26,021 1,518,325
GMS, Inc.*(a) 2,737 131,759
H&E Equipment Services, Inc. 41,454 1,379,174
Herc Holdings, Inc.* 8,970 1,005,268
McGrath RentCorp 18,559 1,513,858
MRC Global, Inc.*(a) 69,899 657,051
Rush Enterprises, Inc., Class A 32,929 1,423,850
Titan Machinery, Inc.* 13,923 430,778
Transcat , Inc.* 1,190 67,247
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Triton International Ltd. 8,341 436,568
8,563,878
Wireless Telecommunication Services 0.0%
†
Shenandoah
Telecommunications Co. 1,441 69,903
Total Common Stocks
(cost $258,845,911) 296,094,376
Repurchase Agreements 4.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,995,459,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $5,095,361.(b)(c) 4,995,452 4,995,452
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $5,000,007,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$5,100,007.(b)(c) 5,000,000 5,000,000
Pershing LLC,
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $3,000,007,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $12,995,452) 12,995,452
Total Investments
(cost $271,841,363) — 102.0% 309,089,828
Liabilities in excess of other assets — (2.0)% (5,969,115)
NET ASSETS — 100.0%
$ 303,120,713

36 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $30,699,664, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,995,452 and by $18,365,521 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 5/15/2051, a total value of $31,360,973.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $12,995,452.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 42 9/2021 USD 4,846,380 (12,363)
(12,363)
As of June 30, 2021, the Fund had $300,300 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks 98.4%
Shares Value ($)
Aerospace & Defense 4.1%
Howmet Aerospace, Inc.* 208,383 7,182,962
Huntington Ingalls Industries,
Inc. 33,996 7,164,657
Lockheed Martin Corp. 21,803 8,249,165
Northrop Grumman Corp. 31,948 11,610,861
Textron, Inc. 146,062 10,044,684
44,252,329
Air Freight & Logistics 0.6%
Expeditors International of
Washington, Inc. 50,603 6,406,340
Auto Components 0.2%
Lear Corp. 12,462 2,184,339
Automobiles 3.1%
Ford Motor Co.* 1,357,119 20,166,788
General Motors Co.* 226,429 13,397,804
33,564,592
Banks 1.1%
Comerica, Inc. 70,115 5,002,004
SVB Financial Group* 11,936 6,641,549
11,643,553
Biotechnology 4.6%
Gilead Sciences, Inc. 262,358 18,065,972
Incyte Corp.* 86,392 7,268,159
Ionis Pharmaceuticals, Inc.* 48,897 1,950,501
United Therapeutics Corp.* 31,439 5,640,471
Vertex Pharmaceuticals, Inc.* 83,848 16,906,272
49,831,375
Capital Markets 2.2%
Bank of New York Mellon
Corp. (The) 83,369 4,270,994
Northern Trust Corp. 28,500 3,295,170
Raymond James Financial,
Inc. 47,288 6,142,711
State Street Corp. 125,157 10,297,918
24,006,793
Chemicals 3.2%
Chemours Co. (The) 36,744 1,278,691
Corteva , Inc. 232,517 10,312,129
Dow, Inc. 261,408 16,541,898
Element Solutions, Inc. 51,035 1,193,198
FMC Corp. 500 54,100
Huntsman Corp. 136,265 3,613,748
Olin Corp. 33,457 1,547,721
34,541,485
Commercial Services & Supplies 0.4%
Clean Harbors, Inc.* 52,338 4,874,761
Communications Equipment 2.3%
Ciena Corp.* 85,494 4,863,754
CommScope Holding Co.,
Inc.* 369,466 7,873,320
EchoStar Corp., Class A* 62,901 1,527,865
Juniper Networks, Inc. 402,676 11,013,189
25,278,128
Consumer Finance 1.5%
Ally Financial, Inc. 74,559 3,716,020
Common Stocks
Shares Value ($)
Consumer Finance
Santander Consumer USA
Holdings, Inc. 46,381 1,684,558
SLM Corp. 154,620 3,237,743
Synchrony Financial 156,638 7,600,076
16,238,397
Diversified Consumer Services 0.4%
frontdoor , Inc.* 27,381 1,364,121
H&R Block, Inc. 68,305 1,603,801
Service Corp. International 23,577 1,263,492
4,231,414
Diversified Telecommunication Services 0.5%
Lumen Technologies, Inc. 443,232 6,023,523
Electric Utilities 1.5%
FirstEnergy Corp. 149,196 5,551,583
Hawaiian Electric Industries,
Inc. 85,795 3,627,412
Pinnacle West Capital Corp. 88,975 7,293,281
16,472,276
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.* 38,428 4,374,259
Avnet, Inc. 140,631 5,636,491
10,010,750
Energy Equipment & Services 0.5%
Baker Hughes Co. 260,387 5,955,051
Entertainment 2.7%
Electronic Arts, Inc. 113,790 16,366,416
Liberty Media Corp.-Liberty
Formula One, Class A* 35,815 1,526,793
Madison Square Garden
Sports Corp., Class A* 20,440 3,527,331
Take-Two Interactive Software,
Inc.* 48,600 8,603,172
30,023,712
Equity Real Estate Investment Trusts (REITs) 1.5%
Outfront Media, Inc.* 135,533 3,256,858
SBA Communications Corp. 42,806 13,642,272
16,899,130
Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A 205,583 4,041,762
Kroger Co. (The) 233,083 8,929,409
12,971,171
Food Products 4.7%
Archer-Daniels-Midland Co. 238,626 14,460,736
Hershey Co. (The) 64,616 11,254,815
Ingredion, Inc. 53,878 4,875,959
Pilgrim's Pride Corp.* 103,952 2,305,655
Post Holdings, Inc.* 80,275 8,707,429
Tyson Foods, Inc., Class A 137,243 10,123,044
51,727,638
Health Care Equipment & Supplies 0.3%
Envista Holdings Corp.* 65,982 2,851,082
Health Care Providers & Services 8.4%
AmerisourceBergen Corp. 92,800 10,624,672
Anthem, Inc. 56,112 21,423,562
Cardinal Health, Inc. 161,608 9,226,201

38 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cigna Corp. 61,457 14,569,611
Humana, Inc. 41,776 18,495,071
McKesson Corp. 78,328 14,979,447
Molina Healthcare, Inc.* 5,805 1,469,013
Tenet Healthcare Corp.* 13,352 894,450
91,682,027
Health Care Technology 0.9%
Cerner Corp. 120,513 9,419,296
Hotels, Restaurants & Leisure 1.0%
Domino's Pizza, Inc. 23,700 11,055,813
Household Products 0.4%
Spectrum Brands Holdings,
Inc. 46,766 3,976,981
Independent Power and Renewable Electricity Producers
0.4%
Vistra Corp. 248,718 4,613,719
Insurance 6.2%
Alleghany Corp.* 10,666 7,114,969
Allstate Corp. (The) 134,706 17,571,051
Assurant, Inc. 17,429 2,722,061
Brighthouse Financial, Inc.* 114,252 5,203,036
Everest Re Group Ltd. 17,216 4,338,604
Hanover Insurance Group, Inc.
(The) 8,113 1,100,447
Markel Corp.* 4,112 4,879,752
Prudential Financial, Inc. 139,113 14,254,909
Reinsurance Group of
America, Inc. 57,930 6,604,020
Travelers Cos., Inc. (The) 5,168 773,701
Unum Group 101,824 2,891,802
67,454,352
Interactive Media & Services 6.1%
Alphabet, Inc., Class C* 24,904 62,417,393
Facebook, Inc., Class A* 10,604 3,687,117
66,104,510
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.* 13,987 48,117,518
IT Services 2.0%
DXC Technology Co.* 83,606 3,255,618
GoDaddy , Inc., Class A* 64,659 5,622,747
VeriSign, Inc.* 55,457 12,627,004
21,505,369
Machinery 0.5%
AGCO Corp. 38,782 5,056,397
Media 3.6%
Altice USA, Inc., Class A* 87,886 3,000,428
Cable One, Inc. 376 719,216
Charter Communications, Inc.,
Class A* 10,416 7,514,623
Fox Corp., Class A 284,559 10,565,676
Liberty Media Corp-Liberty
SiriusXM , Class A* 14,266 664,510
News Corp., Class A 260,470 6,712,312
Nexstar Media Group, Inc.,
Class A 23,275 3,441,907
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 51,041 4,082,770
ViacomCBS , Inc. 49,364 2,231,253
38,932,695
Metals & Mining 0.1%
Alcoa Corp.* 28,064 1,033,878
Multiline Retail 0.1%
Macy's, Inc.* 45,738 867,192
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 583,518 12,621,494
Cheniere Energy, Inc.* 27,871 2,417,531
Cimarex Energy Co. 20,588 1,491,601
EQT Corp.* 57,500 1,279,950
HollyFrontier Corp. 24,720 813,288
Kinder Morgan, Inc. 707,792 12,903,048
Marathon Oil Corp. 264,759 3,606,018
Targa Resources Corp. 130,561 5,803,436
40,936,366
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co. 142,192 9,501,270
Viatris , Inc. 214,335 3,062,847
12,564,117
Professional Services 0.2%
Jacobs Engineering Group,
Inc. 18,636 2,486,415
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A* 47,004 4,029,653
Howard Hughes Corp. (The)* 35,484 3,458,271
7,487,924
Road & Rail 0.4%
AMERCO 2,276 1,341,474
Ryder System, Inc. 38,348 2,850,407
4,191,881
Semiconductors & Semiconductor Equipment 2.5%
Cirrus Logic, Inc.* 31,498 2,681,110
Intel Corp. 255,410 14,338,717
Lam Research Corp. 16,458 10,709,221
27,729,048
Software 6.5%
Citrix Systems, Inc. 44,452 5,212,886
Dropbox, Inc., Class A* 108,668 3,293,727
Fortinet, Inc.* 38,311 9,125,297
Intuit, Inc. 20,918 10,253,376
Microsoft Corp. 146,350 39,646,215
New Relic, Inc.* 46,181 3,092,742
Nutanix , Inc., Class A* 6,825 260,851
70,885,094
Specialty Retail 2.6%
AutoNation, Inc.* 20,847 1,976,504
AutoZone, Inc.* 10,071 15,028,148
Best Buy Co., Inc. 96,433 11,087,866
28,092,518
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc. 310,565 42,534,983
Dell Technologies, Inc., Class
C* 81,393 8,112,440

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. 851,271 12,411,531
HP, Inc. 379,347 11,452,486
NetApp, Inc. 83,541 6,835,325
Pure Storage, Inc., Class A* 37,525 732,863
Western Digital Corp.* 192,754 13,718,302
Xerox Holdings Corp. 148,092 3,478,681
99,276,611
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 8,143 311,633
Total Investments
(cost $828,644,797) — 98.4% 1,073,769,193
Other assets in excess of liabilities — 1.6% 17,110,073
NET ASSETS — 100.0%
$ 1,090,879,266
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,347 80,056 80,056
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 47,330 17,039 17,039
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 53,501 69,551 69,551
AGCO Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 29,652 22,832 22,832
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,283 1,834 1,834
AMC
Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 2.04% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 326,715 467,202 467,202
American Airlines
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 264,429 47,597 47,597
Arrow Electronics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 62,833 19,478 19,478
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,320 38,488 38,488
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 43,971 140,267 140,267

40 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Avnet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 49,476 2,969 2,969
Bank of New
York Mellon Corp.
(The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 256,900 95,053 95,053
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 36,032 61,254 61,254
Builders
FirstSource , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 86,822 224,001 224,001
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,011 71,075 71,075
Cabot Oil & Gas
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 199,570 227,510 227,510
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,824 39,508 39,508
Catalent , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 48,988 72,992 72,992
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 42,577 63,865 63,865
Cheniere Energy,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 26,778 7,498 7,498
Chipotle Mexican
Grill, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 7,953 338,241 338,241
Cirrus Logic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 50,678 150,514 150,514
Corteva , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 127,220 1,272 1,272
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,340 4,016 4,016
Cree, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 33,314 103,940 103,940
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,786 21,172 21,172
Element
Solutions, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 52,375 16,760 16,760

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EMCOR Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 75,320 50,464 50,464
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,191 28,524 28,524
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 19,529 130,844 130,844
Fastly , Inc. Increases in total
return of reference
entity
OBFR - 0.43% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,225 19,573 19,573
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 36,541 85,141 85,141
First Horizon
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 296,584 5,932 5,932
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 20,902 120,605 120,605
General Motors
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 97,224 51,529 51,529
Gilead Sciences,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 27,701 51,801 51,801
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 266,625 183,971 183,971
Graham Holdings
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,371 21,642 21,642
H&R Block, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 22,333 6,253 6,253
Hanover
Insurance Group,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,901 10,034 10,034
Hawaiian Electric
Industries, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,548 1,039 1,039
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 59,825 106,488 106,488
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,254 4,997 4,997

42 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hewlett Packard
Enterprise Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 74,099 12,597 12,597
HollyFrontier
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 68,298 12,977 12,977
Howmet
Aerospace, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 66,260 39,093 39,093
HP, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 183,406 105,238 105,238
Huntington Ingalls
Industries, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,643 3,389 3,389
Huntsman Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,866 313 313
Ingersoll Rand,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 42,177 1,265 1,265
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 115,774 85,673 85,673
Kinder Morgan,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 164,497 42,769 42,769
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 103,418 132,375 132,375
L3Harris
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 26,193 61,292 61,292
Lam Research
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 13,781 69,456 69,456
Lear Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,523 7,697 7,697
Lockheed Martin
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 28,246 24,856 24,856
ManpowerGroup ,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 53,909 39,354 39,354
Maravai
LifeSciences
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 28,567 16,855 16,855

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Markel Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,782 8,251 8,251
Marvell
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 115,287 31,127 31,127
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,253 10,069 10,069
News Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 25,652 3,848 3,848
Northern Trust
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 63,215 108,730 108,730
NOV, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 194,472 116,683 116,683
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 36,436 49,553 49,553
Omnicom Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 74,855 160,938 160,938
Prudential
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,024 17,074 17,074
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 188,366 58,393 58,393
Raymond James
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 36,473 53,251 53,251
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 32,020 49,951 49,951
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 13,503 220,774 220,774
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.43% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 314,829 210,935 210,935
Ryder System,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 25,190 28,968 28,968
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 26,622 7,987 7,987
Service Corp.
International
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,905 10,583 10,583

44 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SLM Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,278 9,014 9,014
Snowflake, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 12,048 70,722 70,722
Spectrum Brands
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 24,546 8,346 8,346
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 71,412 124,257 124,257
Switch, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 130,935 9,165 9,165
Synchrony
Financial
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 202,117 6,064 6,064
Targa Resources
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 27,369 10,948 10,948
Teladoc Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 21,094 87,118 87,118
Textron, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 71,488 113,666 113,666
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,589 4,658 4,658
T-Mobile US, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 43,121 9,055 9,055
Tradeweb
Markets, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 52,321 6,279 6,279
Travelers Cos.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 102,189 116,495 116,495
TripAdvisor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 52,951 10,061 10,061
Tyson Foods, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,991 6,045 6,045
United States
Cellular Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,247 135 135
United
Therapeutics
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 41,909 93,457 93,457

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Viatris , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 63,450 1,269 1,269
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,474 7,651 7,651
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,950 12,718 12,718
5,794,258 5,794,258
– –
Advanced
Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,370 (3,602) (3,602)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 20,975 (4,615) (4,615)
Amazon.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,929 (10,925) (10,925)
American Campus
Communities, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 30,821 (24,040) (24,040)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,330 (3,083) (3,083)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 80,315 (803) (803)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 34,870 (79,504) (79,504)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 114,331 (133,767) (133,767)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 102,661 (40,038) (40,038)
Armstrong World
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 17,591 (16,711) (16,711)
Ashland Global
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,838 (4,985) (4,985)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,606 (6,258) (6,258)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 17,768 (93,815) (93,815)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 28,074 (15,160) (15,160)

46 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bumble, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,122 (5,382) (5,382)
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 63,341 (203,325) (203,325)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 217,266 (45,626) (45,626)
CBRE Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 68,663 (67,976) (67,976)
ChampionX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 60,026 (11,405) (11,405)
Chart Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,842 (4,940) (4,940)
Cleveland-Cliffs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.43% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 105,780 (99,433) (99,433)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 4,000 (5,040) (5,040)
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 204,816 (30,722) (30,722)
Dell Technologies,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,784 (943) (943)
DXC Technology
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 26,876 (2,688) (2,688)
EchoStar Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 29,917 (20,643) (20,643)
Envista Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,155 (5,525) (5,525)
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 4,827 (1,689) (1,689)
Fidelity National
Financial, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,548 (5,222) (5,222)
FirstEnergy Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 82,358 (70,004) (70,004)
FMC Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 461 (650) (650)

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 34,018 (27,555) (27,555)
frontdoor , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 17,300 (19,030) (19,030)
GameStop Corp. Increases in total
return of reference
entity
OBFR - 0.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,829 (27,438) (27,438)
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,718 (6,445) (6,445)
Grand Canyon
Education, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 20,584 (2,470) (2,470)
Hain Celestial
Group, Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 50,055 (24,026) (24,026)
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 32,454 (14,604) (14,604)
Howard Hughes
Corp. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 16,027 (16,828) (16,828)
Humana, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,746 (2,549) (2,549)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 56,277 (20,260) (20,260)
Incyte Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 33,594 (49,719) (49,719)
Intel Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 179,169 (240,086) (240,086)
International
Flavors &
Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 40,512 (55,907) (55,907)
Jacobs
Engineering
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 43,528 (11,753) (11,753)
Leggett & Platt,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 115,208 (139,402) (139,402)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 21,342 (5,549) (5,549)

48 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Macquarie
Infrastructure
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 76,074 (13,693) (13,693)
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,669 (126,356) (126,356)
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 23,993 (33,590) (33,590)
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 19,800 (19,206) (19,206)
Multiplan Corp. Increases in total
return of reference
entity
OBFR - 0.79%
to 0.80% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 226,293 (79,203) (79,203)
Murphy Oil Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 60,308 (12,665) (12,665)
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 48,020 (30,733) (30,733)
Nordson Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 17,800 (21,538) (21,538)
Northrop
Grumman Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 16,614 (99,171) (99,171)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 211,587 (57,128) (57,128)
NRG Energy, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 105,494 (56,967) (56,967)
Nutanix , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 34,076 (35,780) (35,780)
Olin Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 36,597 (8,051) (8,051)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 19,113 (7,454) (7,454)
Pinnacle West
Capital Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,600 (1,976) (1,976)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 37,886 (1,894) (1,894)

NVIT U.S. 130/30 Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Post Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,953 (12,279) (12,279)
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 146,169 (3,148) (3,148)
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 104,901 (39,862) (39,862)
Reinsurance
Group of America,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,847 (46,740) (46,740)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,800 (109,736) (109,736)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 426,882 (81,108) (81,108)
Santander
Consumer USA
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 20,696 (7,244) (7,244)
SiteOne
Landscape
Supply, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 426 (515) (515)
SVB Financial
Group
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,170 (977) (977)
Take-Two
Interactive
Software, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,670 (13,557) (13,557)
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 45,095 (18,038) (18,038)
Trimble, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 19,227 (3,269) (3,269)
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,581 (503) (503)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,994 (89,789) (89,789)
Unum Group 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 125,520 (1,255) (1,255)
VeriSign, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,300 (5,300) (5,300)
ViacomCBS , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 155,081 (86,845) (86,845)

50 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Vistra Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 61,591 (6,775) (6,775)
Xerox Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 133,197 (11,988) (11,988)
(2,826,473) (2,826,473)
– –
2,967,785 2,967,785
Financing Costs of Swap Contracts (250,049) (250,049)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 2,717,736 2,717,736
As of June 30, 2021, the Fund had $25,920,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Assets:
Investment securities, at value
*
$ 796,213,039 $ 1,200,357,176
Repurchase agreement, at value 4,690,294 54,105,360
Cash 7,927,142 1,790,881
Cash pledged for swap contracts — —
Deposits with broker for futures contracts 439,174 685,258
Foreign currencies, at value 5,375,191 11,613,972
Interest and dividends receivable 3,572,254 1,789,553
Security lending income receivable 10,180 27,328
Receivable for investments sold 64,343,349 79,438,022
Receivable for capital shares issued 36,543 56,065
Reclaims receivable 20,892 2,533,146
Swap contracts, at value (Note 2) — —
Receivable for variation margin on futures contracts — —
Due from broker — —
Prepaid offering costs 2,930 —
Prepaid expenses 3,800 7,032
Total Assets 882,634,788 1,352,403,793
Liabilities:
Payable for investments purchased 61,698,482 78,775,804
Payable for capital shares redeemed 180,987 272,523
Payable for variation margin on futures contracts 45,570 63,121
Swap contracts, at value (Note 2) — —
Cash overdraft (Note 2) — —
Payable upon return of securities loaned (Note 2) 4,690,294 54,105,360
Payable for capital gain country tax 26,946 —
Accrued expenses and other payables:
Investment advisory fees 607,760 731,214
Fund administration fees 48,162 116,030
Accounting and transfer agent fees 2,496 4,514
Trustee fees 101 1,904
Due to broker — —
Deferred capital gain country tax 372,805 —
Custodian fees 71 30,098
Compliance program costs (Note 3) 333 1,376
Offering costs 49,499 49,499
Professional fees 13,772 31,287
Printing fees 5,975 26,550
Other 2 32,157
Total Liabilities 67,743,255 134,241,437
Net Assets $ 814,891,533 $ 1,218,162,356
* Includes value of securities on loan (Note 2) 11,551,134 72,593,164
Cost of investment securities 698,172,174 1,005,289,812
Cost of repurchase agreement 4,690,294 54,105,360
Cost of foreign currencies 5,381,947 11,714,764
Represented by:
Capital $ 609,621,706 $ 981,141,335
Total distributable earnings (loss) 205,269,827 237,021,021
Net Assets $ 814,891,533 $ 1,218,162,356

1940 Act Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 53
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,963,573,907 $ 296,094,376 $ 1,073,769,193
4,575,552 12,995,452 —
26,352,167 6,884,013 —
— — 25,920,000
48,400 300,300 —
— — —
1,607,795 138,102 917,143
10,877 6,429 —
— 419,688 6,389,364
140,202 17,044 55,164
— — —
— — 5,794,258
1,320 6,720 —
— — 92,971
— — —
13,356 1,187 4,802
2,996,323,576 316,863,311 1,112,942,895
— 322,627 1,110,032
653,848 65,242 245,055
— — —
— — 3,076,522
— — 16,793,351
4,575,552 12,995,452 —
— — —
1,280,032 171,506 669,935
191,731 64,931 91,822
3,899 5,017 1,895
1,243 15 228
— — 15,149
— — —
27,285 2,414 23,600
2,836 246 1,006
49,499 49,499 —
45,209 31,677 19,751
22,694 30,301 11,106
43,907 3,671 4,177
6,897,735 13,742,598 22,063,629
$ 2,989,425,841 $ 303,120,713 $ 1,090,879,266
122,060,234 30,699,664 —
2,381,178,306 258,845,911 828,644,797
4,575,552 12,995,452 —
— — —
$ 2,038,467,740 $ 226,151,307 $ 716,093,378
950,958,101 76,969,406 374,785,888
$ 2,989,425,841 $ 303,120,713 $ 1,090,879,266

54 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity Insights
Fund
NVIT GS International
Equity Insights Fund
Net Assets:
Class Y Shares $ 814,891,533 $ 1,218,162,356
Total $ 814,891,533 $ 1,218,162,356
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 57,741,465 101,869,910
Total 57,741,465 101,869,910
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 14.11 $ 11.96
Amounts designated as "—" are zero or have been rounded to zero.

1940 Act Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 55
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights Fund
NVIT U.S. 130/30 Equity
Fund
$ 2,989,425,841 $ 303,120,713 $ 1,090,879,266
$ 2,989,425,841 $ 303,120,713 $ 1,090,879,266
208,996,563 21,321,959 75,042,570
208,996,563 21,321,959 75,042,570
$ 14.30 $ 14.22 $ 14.54

56 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
NVIT GS
International Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 12,444,691 $ 28,309,176
Income from securities lending (Note 2) 77,772 171,809
Interest income 6,144 —
Foreign tax withholding (1,401,070) (2,504,359)
Total Income 11,127,537 25,976,626
EXPENSES:
Investment advisory fees 3,389,873 4,956,153
Fund administration fees 112,860 214,698
Professional fees 19,231 50,110
Printing fees 22 911
Trustee fees 10,961 21,190
Custodian fees 13,709 23,104
Offering costs^ 24,821 —
Accounting and transfer agent fees 393 121
Compliance program costs (Note 3) 1,539 2,740
Other 3,530 13,305
Total expenses before earnings c redit 3,576,939 5,282,332
Earnings credit (Note 4) — —
Total Expenses 3,576,939 5,282,332
NET INVESTMENT INCOME 7,550,598 20,694,294
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 93,697,927 160,411,929
Expiration or closing of futures contracts (Note 2) 1,202,256 (403,839)
Foreign currency transactions (Note 2) (272,616) 208,514
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) 94,627,567 160,216,604
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (14,706,525) (33,975,482)
Futures contracts (Note 2) (254,442) (131,599)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 3,799 (492,164)
Swap contracts (Note 2) — —
Net change in unrealized appreciation/depreciation (14,957,168) (34,599,245)
Net realized/unrealized gains (losses) 79,670,399 125,617,359
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 87,220,997 $ 146,311,653
† Net of capital gain country taxes $ (293,605) $ —
†† Net of decrease (increase) in deferred capital gain country tax accrual on unrealized appreciation/depreciation $ 301,572 $ —
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

1940 Act Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 57
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 16,757,162 $ 1,350,638 $ 6,810,722
58,065 30,234 —
11,205 3,054 6,638
(12,450) (4,028) —
16,813,982 1,379,898 6,817,360
7,479,354 906,012 3,852,264
404,795 68,303 162,014
71,511 24,358 38,359
90 9,407 233
41,803 3,876 15,064
46,268 3,067 10,613
— — —
173 63 99
5,364 481 1,954
24,841 2,210 8,615
8,074,199 1,017,777 4,089,215
— — (586)
8,074,199 1,017,777 4,088,629
8,739,783 362,121 2,728,731
320,818,904 40,765,877 133,065,260
122,950 1,060,442 —
— — —
— — (7,927,614)
320,941,854 41,826,319 125,137,646
111,067,000 7,137,793 48,507,213
(11,340) (128,941) —
— — —
— — 1,738,416
111,055,660 7,008,852 50,245,629
431,997,514 48,835,171 175,383,275
$ 440,737,297 $ 49,197,292 $ 178,112,006
$ — $ — $ —
$ — $ — $ —

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
Six Months Ended
June 30, 2021 (Unaudited)
Period Ended
December 31, 2020(a)
OPERATIONS:
Net investment income $ 7, 550,598 $ 890,152
Net realized gains (losses) 94,627,567 4,527,276
Net change in unrealized appreciation/depreciation (14,957,168) 112,609,153
Change in net assets resulting from operations 87,220,997 118,026,581
Distributions to Shareholders From:
Distributable earnings:
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions 49,154,067 560,489,888
Change in net assets 136,375,064 678,516,469
Net Assets:
Beginning of period 678,516,469
End of period $ 814,891,533 $ 678,516,469
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 87,035,866 $ 587,452,647
Dividends reinvested — —
Cost of shares redeemed (37,881,799) (26,962,759)
Total Class Y Shares 49,154,067 560,489,888
Change in net assets from capital transactions $ 49,154,067 $ 560,489,888
SHARE TRANSACTIONS:
Class Y Shares
Issued 6,428,065 56,546,501
Reinvested — —
Redeemed (2,790,094) (2,443,007)
Total Class Y Shares 3,637,971 54,103,494
Total change in shares 3,637,971 54,103,494
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from July 17, 2020 (commencement of operations) through December 31, 2020.

1940 Act Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 59
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 20,694,294 $ 22,210,135 $ 8,739,783 $ 20,042,174
160,216,604 (157,159,980) 320,941,854 37,491,023
(34,599,245) 182,604,244 111,055,660 351,384,217
146,311,653 47,654,399 440,737,297 408,917,414
— (1,887,419) — (34,934,226)
— (1,887,419) — (34,934,226)
(395,935,420) (257,061,448) (164,465,455) (361,332,961)
(249,623,767) (211,294,468) 276,271,842 12,650,227
1,467,786,123 1,679,080,591 2,713,153,999 2,700,503,772
$ 1,218,162,356 $ 1,467,786,123 $ 2,989,425,841 $ 2,713,153,999
$ 8,740,344 $ 42,720,285 $ 25,702,250 $ 34,733,684
— 1,887,419 — 34,934,226
(404,675,764) (301,669,152) (190,167,705) (431,000,871)
(395,935,420) (257,061,448) (164,465,455) (361,332,961)
$ (395,935,420) $ (257,061,448) $ (164,465,455) $ (361,332,961)
763,385 4,817,413 1,916,715 3,397,699
— 184,894 — 2,988,601
(34,778,152) (32,055,899) (14,226,221) (39,941,226)
(34,014,767) (27,053,592) (12,309,506) (33,554,926)
(34,014,767) (27,053,592) (12,309,506) (33,554,926)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - December 31, 2020 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 362,121 $ 979,920
Net realized gains (losses) 41,826,319 (2,415,736)
Net change in unrealized appreciation/depreciation 7,008,852 17,424,478
Change in net assets resulting from operations 49,197,292 15,988,662
Distributions to Shareholders From:
Distributable earnings:
Class Y — (4,884,982)
Change in net assets from shareholder distributions — (4,884,982)
Change in net assets from capital transactions 34,397,135 10,696,781
Change in net assets 83,594,427 21,800,461
Net Assets:
Beginning of period 219,526,286 197,725,825
End of period $ 303,120,713 $ 219,526,286
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 56,598,391 $ 26,037,451
Dividends reinvested — 4,884,982
Cost of shares redeemed (22,201,256) (20,225,652)
Total Class Y Shares 34,397,135 10,696,781
Change in net assets from capital transactions $ 34,397,135 $ 10,696,781
SHARE TRANSACTIONS:
Class Y Shares
Issued 4,170,450 2,637,058
Reinvested — 496,125
Redeemed (1,643,172) (2,119,413)
Total Class Y Shares 2,527,278 1,013,770
Total change in shares 2,527,278 1,013,770
Amounts designated as "—" are zero or have been rounded to zero.

1940 Act Funds - December 31, 2020 - Statements of Changes in Net Assets - 61
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 2,728,731 $ 5,797,080
125,137,646 (21,757,430)
50,245,629 147,731,439
178,112,006 131,771,089
— —
— —
(38,905,854) (77,780,548)
139,206,152 53,990,541
951,673,114 897,682,573
$ 1,090,879,266 $ 951,673,114
$ 43,129,712 $ 17,385,687
— —
(82,035,566) (95,166,235)
(38,905,854) (77,780,548)
$ (38,905,854) $ (77,780,548)
3,062,229 1,714,010
— —
(5,927,245) (9,350,535)
(2,865,016) (7,636,525)
(2,865,016) (7,636,525)

62 - Financial Highlights - June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Emerging Markets
Equity Insights Fund
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.54 0.14 1.43 1.57 — — — $ 14.11 12.52% $ 814,891,533 0.96% 2.03% 0.96% 95.81%
Period Ended December 31,
2020(e) $ 10.00 0.02 2.52 2.54 — — — $ 12.54 25.40% $ 678,516,469 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - June 30, 2021 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS International Equity
Insights Fund
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.80 0.17 0.99 1.16 — — — $ 11.96 10.74% $ 1,218,162,356 0.76% 2.98% 0.76% 79.75%
Year Ended December 31,
2020 $ 10.31 0.15 0.35 0.50 (0.01) — (0.01) $ 10.80 4.89%(e) $ 1,467,786,123 0.77% 1.59% 0.77% 163.28%
Period Ended December 31,
2019(f) $ 10.00 — 0.31 0.31 — — — $ 10.31 3.10%(e) $ 1,679,080,591 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

64 - Financial Highlights - June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Large Cap Equity
Insight Fund
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.26 0.04 2.00 2.04 — — — $ 14.30 16.64% $ 2,989,425,841 0.57% 0.61% 0.57% 101.66%
Year Ended December 31,
2020 $ 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) $ 12.26 17.22% $ 2,713,153,999 0.58% 0.79% 0.58% 213.52%
Period Ended December 31,
2019(e) $ 10.00 0.03 0.59 0.62 (0.02) — (0.02) $ 10.60 6.19% $ 2,700,503,772 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2021 (Unaudited) - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT GS Small Cap Equity
Insights Fund
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.68 0.02 2.52 2.54 — — — $ 14.22 21.75% $ 303,120,713 0.77% 0.28% 0.77% 90.33%
Year Ended December 31,
2020 $ 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) $ 11.68 7.81% $ 219,526,286 0.85% 0.57% 0.85% 147.75%
Period Ended December 31,
2019(e) $ 10.00 0.02 1.11 1.13 (0.01) — (0.01) $ 11.12 11.34% $ 197,725,825 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

66 - Financial Highlights - June 30, 2021 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.22 0.04 2.28 2.32 — — — — $ 14.54 18.99% $ 1,090,879,266 0.79% 0.53% 0.79% 58.31%
Year Ended December 31,
2020 $ 10.49 0.07 1.66 1.73 — — — — $ 12.22 16.49% $ 951,673,114 0.82% 0.69% 0.82% 74.26%
Period Ended December 31,
2019(e) $ 10.00 0.02 0.48 0.50 — — (0.01) (0.01) $ 10.49 5.05% $ 897,682,573 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 67
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted

68 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 611,732 $ – $ 611,732
Auto Components 1,361,408 3,607,026 – 4,968,434
Automobiles 13,417,786 16,024,134 – 29,441,920
Banks 24,495,705 106,231,242 – 130,726,947
Beverages 2,766,611 6,856,647 – 9,623,258
Building Products – 2,455,342 – 2,455,342
Capital Markets 3,506,506 8,123,088 – 11,629,594
Chemicals 2,056,698 17,482,675 – 19,539,373
Construction & Engineering – 128,454 – 128,454
Construction Materials 3,869,563 5,767,927 – 9,637,490
Diversified Consumer Services 386,568 – – 386,568

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 69
Level 1 Level 2 Level 3 Total
Assets:
Diversified Financial Services $ – $ 708,956 $ – $ 708,956
Diversified Telecommunication Services – 4,661,972 – 4,661,972
Electrical Equipment – 2,332,287 – 2,332,287
Electronic Equipment, Instruments &
Components 6,069,596 11,035,100 – 17,104,696
Entertainment 3,814,775 – – 3,814,775
Equity Real Estate Investment Trusts
(REITs) 868,588 614,423 – 1,483,011
Food & Staples Retailing 1,174,447 2,612,311 – 3,786,758
Food Products 5,012,908 2,894,116 – 7,907,024
Gas Utilities 1,414,608 – – 1,414,608
Health Care Equipment & Supplies – 8,593,702 – 8,593,702
Health Care Providers & Services 4,134,814 12,468,502 – 16,603,316
Hotels, Restaurants & Leisure 4,922,375 – – 4,922,375
Household Durables 3,473,924 3,141,438 – 6,615,362
Industrial Conglomerates 3,673,132 3,751,739 – 7,424,871
Insurance – 2,109,915 – 2,109,915
Interactive Media & Services 9,817,785 33,519,012 – 43,336,797
Internet & Direct Marketing Retail 40,430,886 7,120,391 – 47,551,277
IT Services 28,069,015 – – 28,069,015
Leisure Products 527,968 – – 527,968
Life Sciences Tools & Services – 8,564,518 – 8,564,518
Machinery 2,894,309 4,593,661 – 7,487,970
Marine 4,835,974 24,164,681 – 29,000,655
Media 151,399 4,667,445 – 4,818,844
Metals & Mining 19,709,841 26,853,586 – 46,563,427
Multiline Retail 1,926,185 5,774,736 – 7,700,921
Oil, Gas & Consumable Fuels 6,092,740 27,368,438 – 33,461,178
Pharmaceuticals – 11,895,156 – 11,895,156
Real Estate Management & Development 1,060,706 4,023,262 – 5,083,968
Road & Rail 3,266,500 – – 3,266,500
Semiconductors & Semiconductor
Equipment 67,232,847 7,172,805 – 74,405,652
Specialty Retail 2,829,470 23,280,940 – 26,110,410
Technology Hardware, Storage &
Peripherals 15,144,199 46,603,720 – 61,747,919
Textiles, Apparel & Luxury Goods 5,906,046 23,921,269 – 29,827,315
Trading Companies & Distributors – 887,326 – 887,326
Transportation Infrastructure – 7,074,603 – 7,074,603
Wireless Telecommunication Services 999,534 9,199,346 – 10,198,880
Total Common Stocks $ 297,315,416 $ 498,897,623 $ – $ 796,213,039
Repurchase Agreements – 4,690,294 – 4,690,294
Total Assets $ 297,315,416 $ 503,587,917 $ – $ 800,903,333
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (32,276) $ – $ – $ (32,276)
Total Liabilities $ (32,276) $ – $ – $ (32,276)
Total $ 297,283,140 $ 503,587,917 $ – $ 800,871,057
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 30,803,158 $ – $ 30,803,158
Auto Components – 8,138,058 – 8,138,058
Automobiles – 51,108,826 – 51,108,826
Banks – 81,995,218 – 81,995,218
Beverages – 15,107,741 – 15,107,741
Building Products – 7,963,909 – 7,963,909

70 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Capital Markets $ – $ 26,275,740 $ – $ 26,275,740
Chemicals – 23,759,024 – 23,759,024
Commercial Services & Supplies – 5,777,977 – 5,777,977
Communications Equipment – 2,703,913 – 2,703,913
Construction & Engineering – 2,575,399 – 2,575,399
Distributors – 1,918,977 – 1,918,977
Diversified Financial Services – 26,560,694 – 26,560,694
Diversified Telecommunication Services – 13,865,947 – 13,865,947
Electric Utilities – 11,875,354 – 11,875,354
Electrical Equipment – 25,021,969 – 25,021,969
Electronic Equipment, Instruments &
Components – 60,429 – 60,429
Entertainment – 13,952,821 – 13,952,821
Equity Real Estate Investment Trusts
(REITs) – 21,829,354 – 21,829,354
Food & Staples Retailing 603,696 26,695,282 – 27,298,978
Food Products – 9,098,210 – 9,098,210
Gas Utilities – 1,838,884 – 1,838,884
Health Care Equipment & Supplies – 12,044,379 – 12,044,379
Health Care Providers & Services – 5,812,356 – 5,812,356
Hotels, Restaurants & Leisure 234,282 8,079,720 – 8,314,002
Household Durables – 13,652,040 – 13,652,040
Household Products – 9,671,918 – 9,671,918
Industrial Conglomerates – 3,767,221 – 3,767,221
Insurance 13,139,601 27,695,787 – 40,835,388
IT Services – 26,232,242 – 26,232,242
Life Sciences Tools & Services – 46,170,404 – 46,170,404
Machinery – 41,202,627 – 41,202,627
Marine – 42,609,895 – 42,609,895
Media – 20,632,780 – 20,632,780
Metals & Mining 14,022,885 70,325,269 – 84,348,154
Multiline Retail – 19,117,694 – 19,117,694
Oil, Gas & Consumable Fuels 6,355,189 23,937,893 – 30,293,082
Paper & Forest Products – 2,755,351 – 2,755,351
Personal Products – 18,594,818 – 18,594,818
Pharmaceuticals 2,246,010 58,612,792 – 60,858,802
Professional Services – 16,651,243 – 16,651,243
Real Estate Management & Development 4,284,466 8,417,456 – 12,701,922
Road & Rail – 2,441,067 – 2,441,067
Semiconductors & Semiconductor
Equipment – 66,492,225 – 66,492,225
Software – 19,184,509 – 19,184,509
Specialty Retail – 28,139,005 – 28,139,005
Technology Hardware, Storage &
Peripherals – 15,968,051 – 15,968,051
Textiles, Apparel & Luxury Goods – 61,650,824 – 61,650,824
Tobacco – 22,162,083 – 22,162,083
Trading Companies & Distributors – 45,315,809 – 45,315,809
Wireless Telecommunication Services 1,184,865 12,021,840 – 13,206,705
Total Common Stocks $ 42,070,994 $ 1,158,286,182 $ – $ 1,200,357,176
Repurchase Agreements – 54,105,360 – 54,105,360
Total Assets $ 42,070,994 $ 1,212,391,542 $ – $ 1,254,462,536
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (131,599) $ – $ – $ (131,599)
Total Liabilities $ (131,599) $ – $ – $ (131,599)
Total $ 41,939,395 $ 1,212,391,542 $ – $ 1,254,330,937

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 71
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,963,573,907 $ – $ – $ 2,963,573,907
Futures Contracts 10,393 – – 10,393
Repurchase Agreement – 4,575,552 – 4,575,552
Total $ 2,963,584,300 $ 4,575,552 $ – $ 2,968,159,852
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 296,094,376 $ – $ – $ 296,094,376
Repurchase Agreements – 12,995,452 – 12,995,452
Total Assets $ 296,094,376 $ 12,995,452 $ – $ 309,089,828
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (12,363) $ – $ – $ (12,363)
Total Liabilities $ (12,363) $ – $ – $ (12,363)
Total $ 296,082,013 $ 12,995,452 $ – $ 309,077,465
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,073,769,193 $ – $ – $ 1,073,769,193
Total Return Swaps* – 5,794,258 – 5,794,258
Total Assets $ 1,073,769,193 $ 5,794,258 $ – $ 1,079,563,451
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (3,076,522) $ – $ (3,076,522)
Total Liabilities $ – $ (3,076,522) $ – $ (3,076,522)
Total $ 1,073,769,193 $ 2,717,736 $ – $ 1,076,486,929
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Fund
U.S. Dollar
Amount
U.S. 130/30 $ 16,793,351

72 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 73
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
GS Emerging Markets
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (32,276)
Total $ (32,276)
GS International
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (131,599)
Total $ (131,599)
GS Large Cap
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 10,393
Total $ 10,393
GS Small Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (12,363)
Total $ (12,363)

74 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(b)
Equity risk Swap contracts, at value $ 5,794,258
Total $ 5,794,258
Liabilities:
Swap Contracts(b)
Equity risk Swap contracts, at value $ (3,076,522)
Total $ (3,076,522)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,202,256
Total $ 1,202,256
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (403,839)
Total $ (403,839)
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 122,950
Total $ 122,950
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,060,442
Total $ 1,060,442
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (7,927,614)
Total $ (7,927,614)
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (254,442)
Total $ (254,442)

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 75
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (131,599)
Total $ (131,599)
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (11,340)
Total $ (11,340)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (128,941)
Total $ (128,941)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,738,416
Total $ 1,738,416
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 10,218,449
GS International
Futures Contracts:
Average Notional Balance Long $ 4,321,434
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 797,029
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 3,503,374
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 312,878,081
Average Notional Balance — Pays Float Rate $ (312,557,436)

76 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
As of June 30, 2021, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2021:
(f) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank NA Swap Contracts $ 5,794,258 $ (2,826,473) $ — $ 2,967,785
Total $ 5,794,258 $ (2,826,473) $ — $ 2,967,785
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
JPMorgan Chase Bank NA Swap Contracts $ (2,826,473) $ 2,826,473 $ — $ —
Total $ (2,826,473) $ 2,826,473 $ — $ —
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $25,920,000.

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 77
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
1
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
GS Emerging Markets $ 4,690,294
GS International 54,105,360
GS Large Cap 4,575,552
GS Small Cap 12,995,452
As of June 30, 2021, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.
Pershing LLC, 0.08%, dated 6/30/2021, due 7/1/2021, repurchase price $191,494,426, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.20% - 8.50%, maturing 7/6/2021 - 8/20/2070; total market value $195,323,880.

78 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Emerging
Markets
Cantor Fitzgerald
& Co. $ 1,690,294 $ – $ 1,690,294 $ (1,690,294) $ –
GS Emerging
Markets CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 4,690,294 $ – $ 4,690,294 $ (4,690,294) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS International
Cantor Fitzgerald
& Co. $ 2,105,360 $ – $ 2,105,360 $ (2,105,360) $ –
GS International CF Secured, LLC 27,000,000 – 27,000,000 (27,000,000) –
GS International Pershing LLC 25,000,000 – 25,000,000 (25,000,000) –
Total $ 54,105,360 $ – $ 54,105,360 $ (54,105,360) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Large Cap
Cantor Fitzgerald
& Co. $ 4,575,552 $ – $ 4,575,552 $ (4,575,552) $ –
Total $ 4,575,552 $ – $ 4,575,552 $ (4,575,552) $ –

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 79
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
GS Small Cap
Cantor Fitzgerald
& Co. $ 4,995,452 $ – $ 4,995,452 $ (4,995,452) $ –
GS Small Cap CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
GS Small Cap Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 12,995,452 $ – $ 12,995,452 $ (12,995,452) $ –
Amounts designated as "−" are zero or have been rounded to zero.
*
As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

80 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
GS Emerging Markets Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 81
For the six months ended June 30, 2021, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $962,670 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $12,078.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
GS Emerging Markets is not yet a party to this agreement,
although it will be added as a party upon renewal of the
agreement.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.91%
GS International 0.71
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.74
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

82 - Notes to Financial Statements - June 30, 2021 (Unaudited) - 1940 Act Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2021, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund Purchases Sales
GS Emerging Markets $ 745,852,804 $ 698,212,202
GS International 1,072,319,739 1,451,747,274
GS Large Cap 2,862,217,301 3,023,631,542
GS Small Cap 265,143,027 231,693,320
U.S. 130/30 592,500,187 634,237,494

1940 Act Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 83
9. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit, Interfund
Lending and Earnings Credit”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 705,024,347 $ 111,821,314 $ (15,974,604) $ 95,846,710
GS International 1,061,828,340 207,113,768 (14,611,171) 192,502,597
GS Large Cap 2,393,438,157 592,860,227 (18,138,532) 574,721,695
GS Small Cap 272,291,471 43,704,309 (6,905,952) 36,798,357
U.S. 130/30 828,774,996 257,329,746 (9,367,764) 247,961,982

84 - Supplemental Information - June 30, 2021 (Unaudited) - 1940 Act Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

1940 Act Funds - June 30, 2021 (Unaudited) - Management Information - 85
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

86 - Management Information - June 30, 2021 (Unaudited) - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - June 30, 2021 (Unaudited) - Management Information - 87
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

88 - Market Index Definitions - June 30, 2021 (Unaudited) - 1940 Act Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

1940 Act Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 89
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

90 - Market Index Definitions - June 30, 2021 (Unaudited) - 1940 Act Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

1940 Act Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 91
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

92 - Market Index Definitions - June 30, 2021 (Unaudited) - 1940 Act Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
(formerly, BlackRock NVIT Equity Dividend Fund)
NVIT J.P. Morgan U.S. Equity Fund
(formerly, NVIT J.P. Morgan Disciplined Equity Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Mellon Dynamic U.S. Core Fund
NVIT Mellon Dynamic U.S. Equity Income Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
(formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund)
NVIT Newton Sustainable U.S. Equity Fund
NVIT Real Estate Fund
NVIT Wells Fargo Discovery Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 17
Statements of Investments 20
Statements of Assets and Liabilities 84
Statements of Operations 96
Statements of Changes in Net Assets 102
Financial Highlights 116
Notes to Financial Statements 132
Supplemental Information 165
Management Information 169
Market Index Definitions 172

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT AQR Large Cap Defensive Style Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.7%
Repurchase Agreement 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 6.8%
Health Care Equipment & Supplies 5.1%
IT Services 4.9%
Electric Utilities 4.8%
Food Products 4.7%
Pharmaceuticals 4.6%
Biotechnology 4.3%
Food & Staples Retailing 4.1%
Beverages 3.8%
Household Products 3.6%
Other Industries
#
53.3%
100.0%
Top Holdings
2
Intuit, Inc. 1.6%
Adobe, Inc. 1.6%
Apple, Inc. 1.6%
Microsoft Corp. 1.6%
Target Corp. 1.6%
Facebook, Inc., Class A 1.6%
Intuitive Surgical, Inc. 1.6%
Amazon.com, Inc. 1.5%
Accenture plc, Class A 1.5%
Visa, Inc., Class A 1.5%
Other Holdings
#
84.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Asset Allocation
1
Common Stocks 92.1%
Master Limited Partnership 1.9%
Repurchase Agreement 0.3%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Industries
2
Banks 11.7%
Oil, Gas & Consumable Fuels 7.4%
Health Care Providers & Services 7.0%
Insurance 6.9%
Capital Markets 6.3%
Pharmaceuticals 5.9%
Health Care Equipment & Supplies 5.2%
IT Services 3.6%
Media 3.6%
Software 3.5%
Other Industries
#
38.9%
100.0%
Top Holdings
2
Wells Fargo & Co. 3.8%
Citigroup, Inc. 3.6%
Cisco Systems, Inc. 2.8%
American International Group, Inc. 2.7%
Bank of America Corp. 2.7%
Morgan Stanley 2.3%
Verizon Communications, Inc. 2.2%
General Motors Co. 2.2%
Anthem, Inc. 2.2%
Comcast Corp., Class A 2.2%
Other Holdings
#
73.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 97.9%
Repurchase Agreement 0.2%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Interactive Media & Services 8.4%
Semiconductors & Semiconductor Equipment 7.7%
Software 7.7%
Banks 6.7%
IT Services 6.5%
Technology Hardware, Storage & Peripherals 5.7%
Internet & Direct Marketing Retail 5.4%
Hotels, Restaurants & Leisure 4.9%
Capital Markets 4.7%
Biotechnology 4.1%
Other Industries
#
38.2%
100.0%
Top Holdings
2
Microsoft Corp. 7.2%
Alphabet, Inc., Class A 6.9%
Apple, Inc. 5.6%
Amazon.com, Inc. 5.4%
Mastercard , Inc., Class A 3.6%
Analog Devices, Inc. 3.2%
Eaton Corp. plc 3.1%
Norfolk Southern Corp. 3.1%
Prologis, Inc. 2.9%
Coca-Cola Co. (The) 2.9%
Other Holdings
#
56.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreements 0.9%
Total Return Swaps 0.1%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 14.4%
Technology Hardware, Storage & Peripherals 12.7%
Interactive Media & Services 8.5%
Internet & Direct Marketing Retail 7.6%
Semiconductors & Semiconductor Equipment 6.3%
IT Services 4.3%
Biotechnology 4.0%
Hotels, Restaurants & Leisure 3.6%
Aerospace & Defense 3.0%
Specialty Retail 2.8%
Other Industries
#
32.8%
100.0%
Top Holdings
2
Apple, Inc. 8.7%
Microsoft Corp. 7.9%
Amazon.com, Inc. 7.6%
Alphabet, Inc., Class C 5.5%
QUALCOMM, Inc. 2.3%
Lockheed Martin Corp. 2.0%
Facebook, Inc., Class A 1.9%
Mastercard , Inc., Class A 1.9%
Lam Research Corp. 1.9%
Dell Technologies, Inc., Class C 1.8%
Other Holdings
#
58.5%
100.0%
#
For purposes of l isting top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 89.1%
Short-Term Investment 2.6%
Purchased Options 1.6%
Futures Contracts 0.4%
Repurchase Agreements 0.1%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Industries
2
Software 8.5%
Interactive Media & Services 6.1%
Technology Hardware, Storage & Peripherals 5.9%
Semiconductors & Semiconductor Equipment 5.5%
IT Services 4.9%
Banks 4.1%
Internet & Direct Marketing Retail 4.1%
Pharmaceuticals 3.5%
Health Care Equipment & Supplies 3.4%
Capital Markets 2.9%
Other Industries
#
51.1%
100.0%
Top Holdings
2
Apple, Inc. 5.6%
Microsoft Corp. 5.4%
Amazon.com, Inc. 3.9%
U.S. Treasury Bills, 9/16/2021 2.8%
Facebook, Inc., Class A 2.2%
Alphabet, Inc., Class A 1.9%
Alphabet, Inc., Class C 1.9%
Berkshire Hathaway, Inc., Class B 1.4%
Tesla, Inc. 1.4%
NVIDIA Corp. 1.3%
Other Holdings
#
72.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 86.4%
Short-Term Investment 3.8%
Purchased Options 1.6%
Repurchase Agreements 0.5%
Futures Contracts
†
0.0%
Other assets in excess of liabilities
§
7.7%
100.0%
Top Industries
2
Banks 9.4%
Oil, Gas & Consumable Fuels 9.3%
Capital Markets 6.7%
Health Care Equipment & Supplies 5.6%
Diversified Financial Services 4.9%
Health Care Providers & Services 4.8%
Insurance 4.0%
Interactive Media & Services 3.6%
Aerospace & Defense 3.4%
Pharmaceuticals 3.3%
Other Industries
#
45.0%
100.0%
Top Holdings
2
U.S. Treasury Bills, 9/16/2021 4.1%
JPMorgan Chase & Co. 3.6%
Alphabet, Inc., Class A 3.6%
Bank of America Corp. 2.9%
Medtronic plc 2.9%
Exxon Mobil Corp. 2.8%
Assurant, Inc. 2.7%
Berkshire Hathaway, Inc., Class B 2.6%
Charles Schwab Corp. (The) 2.5%
L3Harris Technologies, Inc. 2.5%
Other Holdings
#
69.8%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2021 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 96.9%
Repurchase Agreement 0.2%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities 2.9%
100.0%
Top Industries
2
Insurance 11.3%
Health Care Providers & Services 7.2%
Electric Utilities 4.6%
Food Products 4.5%
Capital Markets 4.5%
Media 4.4%
Equity Real Estate Investment Trusts (REITs) 4.3%
Oil, Gas & Consumable Fuels 3.8%
Containers & Packaging 3.4%
Multi-Utilities 2.9%
Other Industries
#
49.1%
100.0%
Top Holdings
2
Dollar Tree, Inc. 2.1%
Allstate Corp. (The) 1.6%
Zimmer Biomet Holdings, Inc. 1.5%
Arch Capital Group Ltd. 1.4%
Post Holdings, Inc. 1.4%
Centene Corp. 1.4%
NiSource, Inc. 1.3%
Fidelity National Financial, Inc. 1.3%
Liberty Broadband Corp., Class C 1.3%
Evergy , Inc. 1.3%
Other Holdings
#
85.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

10 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 1.6%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Software 12.9%
Biotechnology 8.8%
Machinery 7.0%
Health Care Equipment & Supplies 6.8%
Semiconductors & Semiconductor Equipment 6.3%
Hotels, Restaurants & Leisure 5.4%
Life Sciences Tools & Services 3.9%
Health Care Providers & Services 3.5%
IT Services 3.2%
Building Products 3.1%
Other Industries
#
39.1%
100.0%
Top Holdings
2
Freshpet , Inc. 1.7%
Lattice Semiconductor Corp. 1.7%
Manhattan Associates, Inc. 1.4%
Sprout Social, Inc., Class A 1.2%
Varonis Systems, Inc. 1.2%
Advanced Drainage Systems, Inc. 1.2%
Fox Factory Holding Corp. 1.2%
Kornit Digital Ltd. 1.2%
ITT, Inc. 1.1%
Trex Co., Inc. 1.1%
Other Holdings
#
87.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2021 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 96.5%
Repurchase Agreement 1.3%
Rights
†
0.0%
Other assets in excess of liabilities 2.2%
100.0%
Top Industries
2
Commercial Services & Supplies 7.0%
Banks 6.0%
Capital Markets 5.2%
Insurance 5.1%
Oil, Gas & Consumable Fuels 4.2%
Chemicals 3.8%
Auto Components 3.7%
Equity Real Estate Investment Trusts (REITs) 3.6%
Electronic Equipment, Instruments & Components 3.3%
Machinery 3.1%
Other Industries
#
55.0%
100.0%
Top Holdings
2
Focus Financial Partners, Inc., Class A 2.6%
ePlus , Inc. 2.1%
UniFirst Corp. 2.0%
Enstar Group Ltd. 1.8%
America's Car-Mart, Inc. 1.7%
Virtus Investment Partners, Inc. 1.7%
Crane Co. 1.7%
Element Solutions, Inc. 1.6%
Beacon Roofing Supply, Inc. 1.6%
Verra Mobility Corp. 1.6%
Other Holdings
#
81.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

12 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreements 1.8%
Corporate Bonds
†
0.0%
Preferred Stock
†
0.0%
Rights
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 7.0%
Software 5.5%
Machinery 4.7%
Oil, Gas & Consumable Fuels 4.6%
Insurance 4.1%
Health Care Equipment & Supplies 4.0%
Auto Components 4.0%
Semiconductors & Semiconductor Equipment 4.0%
Equity Real Estate Investment Trusts (REITs) 3.8%
Hotels, Restaurants & Leisure 3.8%
Other Industries
#
54.5%
100.0%
Top Holdings
2
International Game Technology plc 0.9%
Freshpet , Inc. 0.9%
Goodyear Tire & Rubber Co. (The) 0.9%
Repligen Corp. 0.8%
Dillard's, Inc., Class A 0.8%
Lattice Semiconductor Corp. 0.8%
Kornit Digital Ltd. 0.8%
Advanced Drainage Systems, Inc. 0.8%
Portland General Electric Co. 0.7%
Tenneco, Inc., Class A 0.7%
Other Holdings
#
91.9%
100.0%
Top Countries
2
United States 95.7%
Israel 1.0%
Puerto Rico 0.6%
Canada 0.4%
China 0.3%
Bermuda 0.2%
Norway
†
0.0%
United Kingdom
†
0.0%
Australia
†
0.0%
Other Countries
#
1.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Neuberger Berman Multi Cap Opportunities Fund - June 30, 2021 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 100.0%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Industries
2
Capital Markets 8.7%
Hotels, Restaurants & Leisure 6.1%
Communications Equipment 5.9%
Diversified Financial Services 5.0%
Interactive Media & Services 4.8%
Software 4.5%
Technology Hardware, Storage & Peripherals 4.5%
Machinery 4.4%
Media 4.2%
Containers & Packaging 4.0%
Other Industries 47.9%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 5.0%
Alphabet, Inc., Class C 4.8%
Microsoft Corp. 4.5%
Apple, Inc. 4.5%
Brookfield Asset Management, Inc., Class A 4.1%
HCA Healthcare, Inc. 3.7%
JPMorgan Chase & Co. 3.4%
Motorola Solutions, Inc. 3.3%
Amazon.com, Inc. 3.2%
PayPal Holdings, Inc. 3.0%
Other Holdings 60.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

14 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Newton Sustainable U.S. Equity Fund
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 13.5%
Internet & Direct Marketing Retail 9.7%
Health Care Equipment & Supplies 9.0%
IT Services 8.8%
Banks 7.3%
Technology Hardware, Storage & Peripherals 6.9%
Semiconductors & Semiconductor Equipment 6.9%
Interactive Media & Services 4.9%
Chemicals 4.1%
Textiles, Apparel & Luxury Goods 3.3%
Other Industries 25.6%
100.0%
Top Holdings
2
Microsoft Corp. 7.6%
Apple, Inc. 6.9%
Amazon.com, Inc. 6.5%
Alphabet, Inc., Class A 4.9%
Accenture plc, Class A 3.9%
NIKE, Inc., Class B 3.3%
Medtronic plc 3.3%
eBay, Inc. 3.2%
Intuit, Inc. 3.1%
Abbott Laboratories 3.0%
Other Holdings 54.3%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Real Estate Fund - June 30, 2021 (Unaudited) - Fund Overview - 15
Asset Allocation
1
Common Stocks 99.6%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 91.6%
Real Estate Management & Development 3.3%
Hotels, Restaurants & Leisure 2.8%
Health Care Providers & Services 2.3%
100.0%
Top Holdings
2
Prologis, Inc. 9.4%
Extra Space Storage, Inc. 5.6%
Welltower , Inc. 5.3%
Equinix , Inc. 4.5%
AvalonBay Communities, Inc. 4.2%
American Tower Corp. 4.1%
Brixmor Property Group, Inc. 4.1%
UDR, Inc. 3.7%
VICI Properties, Inc. 3.4%
Life Storage, Inc. 3.2%
Other Holdings 52.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

16 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
Asset Allocation
1
Common Stocks 97.8%
Repurchase Agreements 1.4%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
IT Services 15.7%
Software 12.4%
Health Care Equipment & Supplies 10.2%
Health Care Providers & Services 8.2%
Biotechnology 6.3%
Semiconductors & Semiconductor Equipment 5.0%
Interactive Media & Services 4.7%
Internet & Direct Marketing Retail 4.5%
Life Sciences Tools & Services 4.2%
Hotels, Restaurants & Leisure 3.5%
Other Industries
#
25.3%
100.0%
Top Holdings
2
MercadoLibre , Inc. 2.8%
MongoDB, Inc. 2.7%
Five9, Inc. 2.3%
Avalara, Inc. 2.3%
Twilio , Inc., Class A 2.2%
Chipotle Mexican Grill, Inc. 2.2%
Black Knight, Inc. 2.1%
Align Technology, Inc. 2.1%
Generac Holdings, Inc. 2.1%
Crowdstrike Holdings, Inc., Class A 2.1%
Other Holdings
#
77.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

Equity Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 17
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,104.50 4.17 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class II Shares
Actual
(b)
1,000.00 1,103.30 5.48 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class IV Shares
Actual
(b)
1,000.00 1,104.60 4.17 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,164.00 4.29 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80
Class II Shares
Actual
(b)
1,000.00 1,162.40 5.63 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class IV Shares
Actual
(b)
1,000.00 1,163.90 4.29 0.80
Hypothetical
(b)(c)
1,000.00 1,020.83 4.01 0.80

18 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Equity Funds
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,134.40 4.76 0.90
Hypothetical
(b)(c)
1,000.00 1,020.33 4.51 0.90
Class Y Shares
Actual
(b)
1,000.00 1,136.80 2.33 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,185.70 4.39 0.81
Hypothetical
(b)(c)
1,000.00 1,020.78 4.06 0.81
Class II Shares
Actual
(b)
1,000.00 1,185.10 5.74 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,152.30 3.26 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class II Shares
Actual
(b)
1,000.00 1,150.90 4.59 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86
NVIT Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,212.00 4.94 0.90
Hypothetical
(b)(c)
1,000.00 1,020.33 4.51 0.90
Class II Shares
Actual
(b)
1,000.00 1,211.40 5.87 1.07
Hypothetical
(b)(c)
1,000.00 1,019.49 5.36 1.07
Class X Shares
Actual
(b)
1,000.00 1,213.10 4.23 0.77
Hypothetical
(b)(c)
1,000.00 1,020.98 3.86 0.77
Class Z Shares
Actual
(b)
1,000.00 1,211.40 5.59 1.02
Hypothetical
(b)(c)
1,000.00 1,019.74 5.11 1.02
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,169.50 5.00 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
Class II Shares
Actual
(b)
1,000.00 1,169.40 5.49 1.02
Hypothetical
(b)(c)
1,000.00 1,019.74 5.11 1.02
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,074.30 5.61 1.09
Hypothetical
(b)(c)
1,000.00 1,019.39 5.46 1.09
Class II Shares
Actual
(b)
1,000.00 1,073.00 6.89 1.34
Hypothetical
(b)(c)
1,000.00 1,018.15 6.71 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,241.70 5.89 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
Class II Shares
Actual
(b)
1,000.00 1,239.20 7.27 1.31
Hypothetical
(b)(c)
1,000.00 1,018.30 6.56 1.31
Class IV Shares
Actual
(b)
1,000.00 1,241.70 5.89 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06

Equity Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 19
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,234.60 5.87 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
Class II Shares
Actual
(b)
1,000.00 1,233.20 7.25 1.31
Hypothetical
(b)(c)
1,000.00 1,018.30 6.56 1.31
Class IV Shares
Actual
(b)
1,000.00 1,233.90 5.87 1.06
Hypothetical
(b)(c)
1,000.00 1,019.54 5.31 1.06
NVIT Neuberger Berman Multi Cap Opportunities
Fund
Class I Shares
Actual
(b)
1,000.00 1,141.30 4.46 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class II Shares
Actual
(b)
1,000.00 1,140.50 4.99 0.94
Hypothetical
(b)(c)
1,000.00 1,020.13 4.71 0.94
NVIT Newton Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,130.00 4.59 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
Class II Shares
Actual
(b)
1,000.00 1,129.40 4.59 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 1,225.90 4.69 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class II Shares
Actual
(b)
1,000.00 1,224.50 6.07 1.10
Hypothetical
(b)(c)
1,000.00 1,019.34 5.51 1.10
NVIT Wells Fargo Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,018.80 4.10 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
Class II Shares
Actual
(b)
1,000.00 1,018.10 5.35 1.07
Hypothetical
(b)(c)
1,000.00 1,019.49 5.36 1.07
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97.7%
Shares Value ($)
Air Freight & Logistics 1.9%
CH Robinson Worldwide, Inc. 75,716 7,092,318
Expeditors International of
Washington, Inc. 58,423 7,396,352
14,488,670
Banks 1.2%
JPMorgan Chase & Co. 19,886 3,093,068
SVB Financial Group* 10,270 5,714,536
Western Alliance Bancorp 4,937 458,401
9,266,005
Beverages 3.7%
Boston Beer Co., Inc. (The),
Class A* 2,952 3,013,401
Brown-Forman Corp., Class B 2,720 203,837
Coca-Cola Co. (The) 114,567 6,199,220
Monster Beverage Corp.* 88,768 8,108,957
PepsiCo, Inc. 70,887 10,503,327
28,028,742
Biotechnology 4.2%
AbbVie, Inc. 10,795 1,215,949
Amgen, Inc. 42,278 10,305,263
Biogen, Inc.* 8,549 2,960,262
Moderna , Inc.* 14,727 3,460,550
Regeneron Pharmaceuticals,
Inc.* 9,753 5,447,441
Seagen , Inc.* 21,144 3,338,215
United Therapeutics Corp.* 11,685 2,096,406
Vertex Pharmaceuticals, Inc.* 14,161 2,855,282
31,679,368
Building Products 0.2%
Carrier Global Corp. 27,047 1,314,484
Capital Markets 1.7%
BlackRock, Inc. 4,149 3,630,250
CME Group, Inc. 19,698 4,189,371
MarketAxess Holdings, Inc. 2,112 979,102
T. Rowe Price Group, Inc. 22,170 4,388,995
13,187,718
Chemicals 3.3%
Air Products & Chemicals, Inc. 4,353 1,252,271
Corteva , Inc. 41,820 1,854,717
Ecolab, Inc. 49,667 10,229,912
Linde plc 27,884 8,061,264
PPG Industries, Inc. 11,451 1,944,036
Sherwin-Williams Co. (The) 6,699 1,825,143
25,167,343
Commercial Services & Supplies 2.4%
Copart , Inc.* 15,158 1,998,279
Republic Services, Inc. 50,941 5,604,019
Rollins, Inc. 8,185 279,927
Waste Management, Inc. 75,198 10,535,992
18,418,217
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 5,435,733
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc. 182,374 10,218,415
Electric Utilities 4.7%
Alliant Energy Corp. 5,271 293,911
Common Stocks
Shares Value ($)
Electric Utilities
American Electric Power Co.,
Inc. 50,073 4,235,675
Duke Energy Corp. 44,721 4,414,857
Evergy , Inc. 38,619 2,333,746
Eversource Energy 42,108 3,378,746
IDACORP, Inc. 11,736 1,144,260
NextEra Energy, Inc. 148,242 10,863,174
Pinnacle West Capital Corp. 51,852 4,250,309
Xcel Energy, Inc. 76,481 5,038,568
35,953,246
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 3,887,947
Emerson Electric Co. 3,482 335,107
Rockwell Automation, Inc. 8,297 2,373,108
6,596,162
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 4,939 337,877
Cognex Corp. 23,050 1,937,353
SYNNEX Corp.(a) 11,941 1,453,936
3,729,166
Entertainment 0.2%
Electronic Arts, Inc. 2,239 322,036
Take-Two Interactive Software,
Inc.* 5,816 1,029,548
1,351,584
Equity Real Estate Investment Trusts (REITs) 0.4%
Public Storage 9,802 2,947,363
Food & Staples Retailing 4.0%
Costco Wholesale Corp. 28,260 11,181,634
Grocery Outlet Holding
Corp.*(a) 9,261 320,986
Kroger Co. (The) 193,066 7,396,358
Sprouts Farmers Market,
Inc.*(a) 16,847 418,648
Walmart, Inc. 76,780 10,827,516
30,145,142
Food Products 4.6%
Archer-Daniels-Midland Co. 8,856 536,674
Flowers Foods, Inc. 82,304 1,991,757
General Mills, Inc. 22,753 1,386,340
Hain Celestial Group, Inc.
(The)*(a) 8,566 343,668
Hershey Co. (The) 60,775 10,585,790
Hormel Foods Corp. 209,523 10,004,723
J M Smucker Co. (The) 9,691 1,255,663
McCormick & Co., Inc.
(Non-Voting) 33,254 2,936,993
Mondelez International, Inc.,
Class A 95,057 5,935,359
34,976,967
Health Care Equipment & Supplies 5.0%
Abbott Laboratories 84,286 9,771,276
ABIOMED, Inc.* 1,172 365,793
Align Technology, Inc.* 1,615 986,765
Danaher Corp. 11,147 2,991,409
Edwards Lifesciences Corp.* 3,995 413,762
IDEXX Laboratories, Inc.* 5,831 3,682,568

NVIT AQR Large Cap Defensive Style Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.* 12,532 11,524,929
Medtronic plc 32,422 4,024,543
ResMed , Inc. 5,230 1,289,300
Stryker Corp. 9,439 2,451,591
West Pharmaceutical
Services, Inc. 1,191 427,688
37,929,624
Health Care Providers & Services 2.5%
Anthem, Inc. 9,894 3,777,529
Chemed Corp. 9,357 4,439,897
UnitedHealth Group, Inc. 26,332 10,544,386
18,761,812
Health Care Technology 0.2%
Veeva Systems, Inc., Class A* 4,470 1,389,946
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc.* 993 2,172,773
Household Durables 0.4%
Garmin Ltd. 20,795 3,007,789
Household Products 3.5%
Church & Dwight Co., Inc. 23,712 2,020,737
Clorox Co. (The) 37,869 6,813,012
Colgate-Palmolive Co. 91,936 7,478,993
Procter & Gamble Co. (The) 78,704 10,619,531
26,932,273
Industrial Conglomerates 0.9%
3M Co. 25,461 5,057,318
Honeywell International, Inc. 6,562 1,439,375
6,496,693
Insurance 3.5%
Allstate Corp. (The) 29,593 3,860,111
Aon plc, Class A(a) 1,560 372,466
Chubb Ltd. 24,125 3,834,427
Erie Indemnity Co., Class A 4,547 879,162
Everest Re Group Ltd. 5,518 1,390,591
Marsh & McLennan Cos., Inc. 21,592 3,037,563
Progressive Corp. (The) 74,876 7,353,572
RenaissanceRe Holdings Ltd. 11,219 1,669,612
Travelers Cos., Inc. (The) 25,638 3,838,265
26,235,769
Interactive Media & Services 3.0%
Alphabet, Inc., Class A* 4,574 11,168,747
Facebook, Inc., Class A* 33,200 11,543,972
IAC/InterActiveCorp* 1,806 278,431
22,991,150
Internet & Direct Marketing Retail 1.5%
Amazon.com, Inc.* 3,325 11,438,532
IT Services 4.8%
Accenture plc, Class A 38,509 11,352,068
Automatic Data Processing,
Inc. 13,213 2,624,366
Mastercard , Inc., Class A 29,171 10,650,040
Paychex, Inc. 2,348 251,941
Visa, Inc., Class A(a) 47,993 11,221,723
36,100,138
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc. 3,763 556,209
Bio- Techne Corp. 1,164 524,102
Charles River Laboratories
International, Inc.* 2,189 809,755
Illumina, Inc.* 4,715 2,231,185
Mettler -Toledo International,
Inc.* 5,499 7,617,985
QIAGEN NV* 5,163 249,786
Thermo Fisher Scientific, Inc. 20,944 10,565,620
Waters Corp.* 1,811 625,900
23,180,542
Machinery 1.2%
Caterpillar, Inc. 12,104 2,634,194
IDEX Corp. 6,181 1,360,129
Illinois Tool Works, Inc. 23,267 5,201,570
9,195,893
Media 1.0%
Charter Communications, Inc.,
Class A*(a) 5,977 4,312,107
New York Times Co. (The),
Class A 82,061 3,573,756
7,885,863
Metals & Mining 0.8%
Newmont Corp. 94,933 6,016,854
Royal Gold, Inc. 3,893 444,191
6,461,045
Multiline Retail 1.6%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 5,249 441,598
Target Corp. 48,135 11,636,155
12,077,753
Multi-Utilities 3.3%
Ameren Corp. 60,196 4,818,088
Consolidated Edison, Inc. 37,368 2,680,033
Dominion Energy, Inc. 51,756 3,807,689
DTE Energy Co. 37,547 4,866,091
Public Service Enterprise
Group, Inc. 55,811 3,334,149
WEC Energy Group, Inc. 59,197 5,265,573
24,771,623
Personal Products 1.3%
Estee Lauder Cos., Inc. (The),
Class A 30,686 9,760,603
Pharmaceuticals 4.5%
Eli Lilly & Co. 38,238 8,776,386
Johnson & Johnson 64,069 10,554,727
Merck & Co., Inc. 110,831 8,619,327
Organon & Co.* 11,083 335,372
Pfizer, Inc. 72,491 2,838,747
Zoetis, Inc. 15,841 2,952,129
34,076,688
Professional Services 0.4%
Robert Half International, Inc. 32,654 2,905,226
Road & Rail 2.7%
JB Hunt Transport Services,
Inc. 22,716 3,701,572

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Road & Rail
Landstar System, Inc. 27,202 4,298,460
Old Dominion Freight Line, Inc. 41,815 10,612,647
Union Pacific Corp. 9,445 2,077,239
20,689,918
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc. 3,989 568,034
Broadcom, Inc. 3,981 1,898,300
NVIDIA Corp. 7,391 5,913,539
Skyworks Solutions, Inc. 10,040 1,925,170
Texas Instruments, Inc. 48,243 9,277,129
19,582,172
Software 6.7%
Adobe, Inc.* 20,407 11,951,155
ANSYS, Inc.* 2,126 737,850
Atlassian Corp. plc, Class A* 5,766 1,481,055
Cloudflare , Inc., Class A*(a) 22,185 2,348,060
Dolby Laboratories, Inc., Class
A 3,451 339,199
Intuit, Inc. 24,686 12,100,337
Microsoft Corp. 43,423 11,763,291
Oracle Corp. 47,828 3,722,931
Tyler Technologies, Inc.* 802 362,801
Zoom Video Communications,
Inc., Class A* 15,234 5,896,015
50,702,694
Specialty Retail 1.3%
Best Buy Co., Inc. 6,129 704,712
Home Depot, Inc. (The) 25,156 8,021,997
O'Reilly Automotive, Inc.* 1,370 775,708
Williams-Sonoma, Inc. 2,761 440,794
9,943,211
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. 86,144 11,798,282
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica , Inc.* 7,086 2,586,177
NIKE, Inc., Class B 15,532 2,399,539
4,985,716
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp.(a) 15,133 307,200
Tobacco 0.7%
Altria Group, Inc. 23,615 1,125,963
Philip Morris International, Inc. 43,221 4,283,633
5,409,596
Common Stocks
Shares Value ($)
Water Utilities 1.2%
American Water Works Co.,
Inc. 58,526 9,020,613
Essential Utilities, Inc. 4,846 221,462
9,242,075
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.* 77,295 11,194,635
Total Common Stocks
(cost $471,604,851) 740,531,559
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,492,503,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,522,350.(b)(c) 1,492,500 1,492,500
Total Repurchase Agreement
(cost $1,492,500) 1,492,500
Total Investments
(cost $473,097,351) — 97.9% 742,024,059
Other assets in excess of liabilities — 2.1% 15,596,636
NET ASSETS — 100.0%
$ 757,620,695
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $19,912,979, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,492,500 and by $18,995,430 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 2/15/2051, a total value of $20,487,930.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $1,492,500.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT AQR Large Cap Defensive Style Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 54 9/2021 USD 11,579,220 130,125
130,125
As of June 30, 2021, the Fund had $653,400 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks 92.1%
Shares Value ($)
Aerospace & Defense 3.1%
BAE Systems plc 1,426,941 10,316,202
Huntington Ingalls Industries,
Inc. 13,567 2,859,245
Raytheon Technologies Corp. 34,233 2,920,417
16,095,864
Auto Components 0.6%
Lear Corp. 19,130 3,353,106
Automobiles 2.1%
General Motors Co.* 181,915 10,763,911
Banks 11.0%
Bank of America Corp. 318,005 13,111,346
Citigroup, Inc. 247,981 17,544,656
First Citizens BancShares ,
Inc., Class A(a) 1,577 1,313,231
JPMorgan Chase & Co. 43,070 6,699,108
Wells Fargo & Co. 406,441 18,407,713
57,076,054
Beverages 1.9%
Coca-Cola Co. (The) 85,942 4,650,322
Constellation Brands, Inc.,
Class A 22,591 5,283,809
9,934,131
Capital Markets 5.9%
Apollo Global Management,
Inc.(a) 53,813 3,347,169
Blackstone Group, Inc. (The)
(a) 8,489 824,621
Charles Schwab Corp. (The) 100,859 7,343,544
Intercontinental Exchange, Inc. 13,227 1,570,045
Morgan Stanley 123,319 11,307,119
Raymond James Financial,
Inc. 48,514 6,301,968
30,694,466
Chemicals 1.4%
Corteva , Inc. 52,083 2,309,881
DuPont de Nemours, Inc. 19,545 1,512,978
PPG Industries, Inc. 21,158 3,591,994
7,414,853
Communications Equipment 3.2%
Cisco Systems, Inc. 254,871 13,508,163
Motorola Solutions, Inc. 13,312 2,886,707
16,394,870
Consumer Finance 1.4%
American Express Co. 19,944 3,295,347
Capital One Financial Corp. 25,285 3,911,337
7,206,684
Containers & Packaging 0.5%
Sealed Air Corp. 44,762 2,652,149
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc.,
Class B* 3,709 1,030,805
Equitable Holdings, Inc. 131,298 3,998,024
5,028,829
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc. 192,802 10,802,696
Common Stocks
Shares Value ($)
Electric Utilities 1.7%
American Electric Power Co.,
Inc. 18,249 1,543,683
Edison International 64,836 3,748,818
Exelon Corp. 49,814 2,207,258
Southern Co. (The) 24,091 1,457,746
8,957,505
Food Products 1.1%
Danone SA 78,670 5,540,563
Health Care Equipment & Supplies 4.9%
Alcon, Inc. 43,314 3,034,009
Koninklijke Philips NV 141,112 6,995,528
Medtronic plc 73,381 9,108,783
Zimmer Biomet Holdings, Inc. 39,733 6,389,861
25,528,181
Health Care Providers & Services 6.6%
Anthem, Inc. 27,910 10,656,038
Cigna Corp. 25,008 5,928,646
CVS Health Corp. 74,740 6,236,306
Humana, Inc. 9,378 4,151,828
McKesson Corp. 13,418 2,566,058
UnitedHealth Group, Inc. 11,186 4,479,322
34,018,198
Household Durables 1.1%
Newell Brands, Inc. 114,983 3,158,583
Panasonic Corp. 230,400 2,664,794
5,823,377
Household Products 0.3%
Henkel AG & Co. KGaA
(Preference) 12,576 1,327,766
Industrial Conglomerates 2.8%
General Electric Co. 635,283 8,550,909
Siemens AG (Registered) 37,616 5,960,252
14,511,161
Insurance 6.5%
Allstate Corp. (The) 26,090 3,403,179
American International Group,
Inc. 277,328 13,200,813
Arthur J Gallagher & Co. 39,570 5,542,966
Fidelity National Financial, Inc. 96,418 4,190,326
First American Financial Corp. 14,011 873,586
Hartford Financial Services
Group, Inc. (The) 6,508 403,301
MetLife, Inc. 101,772 6,091,054
33,705,225
IT Services 3.4%
Cognizant Technology
Solutions Corp., Class A 93,952 6,507,116
Fidelity National Information
Services, Inc. 39,038 5,530,513
Visa, Inc., Class A(a) 23,337 5,456,657
17,494,286
Machinery 0.5%
Komatsu Ltd. 95,000 2,360,353
Media 3.4%
Comcast Corp., Class A 185,464 10,575,157
Fox Corp., Class A 172,134 6,391,336

NVIT BlackRock Equity Dividend Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Media
Fox Corp., Class B 10,297 362,454
17,328,947
Multiline Retail 0.8%
Dollar General Corp. 19,412 4,200,563
Multi-Utilities 2.5%
Ameren Corp. 35,125 2,811,405
CenterPoint Energy, Inc. 52,380 1,284,358
NiSource, Inc. 112,305 2,751,473
Public Service Enterprise
Group, Inc. 103,733 6,197,009
13,044,245
Oil, Gas & Consumable Fuels 5.1%
BP plc 2,091,014 9,138,781
ConocoPhillips 125,716 7,656,105
Equinor ASA 140,405 2,971,822
Marathon Petroleum Corp. 105,134 6,352,196
26,118,904
Personal Products 2.0%
Unilever plc, ADR-UK(a) 176,191 10,307,174
Pharmaceuticals 5.6%
AstraZeneca plc 86,244 10,349,124
Bayer AG (Registered) 130,211 7,909,236
Sanofi 99,342 10,409,617
28,667,977
Professional Services 0.5%
Leidos Holdings, Inc. 27,562 2,786,518
Road & Rail 0.9%
Union Pacific Corp. 20,115 4,423,892
Software 3.3%
CDK Global, Inc. 53,858 2,676,204
Microsoft Corp. 18,455 4,999,459
Open Text Corp.(a) 57,141 2,902,763
SS&C Technologies Holdings,
Inc. 88,102 6,348,630
16,927,056
Specialty Retail 2.3%
Lowe's Cos., Inc. 18,315 3,552,561
Ross Stores, Inc. 67,093 8,319,532
11,872,093
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 1,971 3,517,577
Tobacco 1.5%
Altria Group, Inc. 66,815 3,185,739
British American Tobacco plc 118,604 4,623,443
7,809,182
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc.,
Class B 42,334 2,250,573
Total Common Stocks
(cost $356,449,596) 475,938,929
Master Limited Partnership 1.9%
Shares Value ($)
Oil, Gas & Consumable Fuels 1.9%
Enterprise Products Partners
LP 410,463 9,904,472
Total Master Limited Partnership
(cost  $9,448,113)
9,904,472
Repurchase Agreement 0.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,403,540,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,431,608.(c)(d) 1,403,537 1,403,537
Total Repurchase Agreement
(cost $1,403,537) 1,403,537
Total Investments
(cost $367,301,246) — 94.3% 487,246,938
Other assets in excess of liabilities — 5.7% 29,301,000
NET ASSETS — 100.0%
$ 516,547,938
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $17,636,062, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,403,537 and by $16,750,522 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
7/15/2021 – 11/15/2050, a total value of $18,154,059.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$3,517,577 which represents 0.68% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $1,403,537.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 1.1%
Northrop Grumman Corp. 957 347,803
Automobiles 1.9%
Tesla, Inc.* 872 592,698
Banks 6.6%
SVB Financial Group* 180 100,157
Truist Financial Corp. 13,349 740,870
US Bancorp 9,201 524,181
Wells Fargo & Co. 15,517 702,765
2,067,973
Beverages 2.8%
Coca-Cola Co. (The) 16,340 884,157
Biotechnology 4.0%
AbbVie, Inc. 6,889 775,977
Biogen, Inc.* 800 277,016
Regeneron Pharmaceuticals,
Inc.* 388 216,713
1,269,706
Capital Markets 4.6%
Ameriprise Financial, Inc. 1,458 362,867
Morgan Stanley 6,602 605,337
S&P Global, Inc. 1,171 480,637
1,448,841
Chemicals 2.5%
Eastman Chemical Co. 3,254 379,905
PPG Industries, Inc. 2,299 390,301
770,206
Containers & Packaging 0.5%
Crown Holdings, Inc. 1,498 153,111
Electric Utilities 4.0%
NextEra Energy, Inc. 10,000 732,800
Xcel Energy, Inc. 8,053 530,532
1,263,332
Electrical Equipment 3.1%
Eaton Corp. plc 6,500 963,170
Entertainment 0.2%
Netflix, Inc.* 130 68,667
Equity Real Estate Investment Trusts (REITs) 2.8%
Prologis, Inc. 7,404 885,000
Health Care Equipment & Supplies 2.5%
Boston Scientific Corp.* 10,472 447,783
Intuitive Surgical, Inc.* 356 327,392
775,175
Health Care Providers & Services 1.6%
Cigna Corp. 2,125 503,774
Hotels, Restaurants & Leisure 4.8%
Marriott International, Inc.,
Class A* 3,996 545,534
McDonald's Corp. 3,311 764,808
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 1,756 201,993
1,512,335
Insurance 1.0%
Progressive Corp. (The) 3,070 301,505
Interactive Media & Services 8.2%
Alphabet, Inc., Class A* 865 2,112,148
Alphabet, Inc., Class C* 16 40,101
Facebook, Inc., Class A* 1,208 420,034
2,572,283
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.* 485 1,668,478
IT Services 6.4%
Affirm Holdings, Inc.*(a) 1,356 91,326
FleetCor Technologies, Inc.* 1,245 318,795
Mastercard , Inc., Class A 3,055 1,115,350
Shopify, Inc., Class A* 103 150,481
Visa, Inc., Class A 1,432 334,830
2,010,782
Machinery 1.3%
Deere & Co. 666 234,905
Stanley Black & Decker, Inc. 857 175,676
410,581
Media 0.6%
Charter Communications, Inc.,
Class A* 252 181,805
Oil, Gas & Consumable Fuels 0.3%
Pioneer Natural Resources
Co. 591 96,049
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 8,490 567,302
Eli Lilly & Co. 1,924 441,596
1,008,898
Professional Services 1.4%
Leidos Holdings, Inc. 4,491 454,040
Road & Rail 3.0%
Norfolk Southern Corp. 3,539 939,286
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.* 3,824 359,188
Analog Devices, Inc. 5,806 999,561
ASML Holding NV
(Registered), NYRS-NL 545 376,508
Lam Research Corp. 294 191,306
NXP Semiconductors NV 2,210 454,641
2,381,204
Software 7.6%
Ceridian HCM Holding, Inc.* 1,673 160,474
Microsoft Corp. 8,157 2,209,731
2,370,205
Specialty Retail 3.5%
Lowe's Cos., Inc. 2,839 550,681
O'Reilly Automotive, Inc.* 486 275,178

28 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 2,097 260,028
1,085,887
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 12,686 1,737,475
Total Common Stocks
(cost $26,235,050) 30,724,426
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $54,741,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $55,835.(b)(c) 54,740 54,740
Total Repurchase Agreement
(cost $54,740) 54,740
Total Investments
(cost $26,289,790) — 98.1% 30,779,166
Other assets in excess of liabilities — 1.9% 597,094
NET ASSETS — 100.0%
$ 31,376,260
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $54,217, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$54,740.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $54,740.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks 98.0%
Shares Value ($)
Aerospace & Defense 2.9%
Howmet Aerospace, Inc.* 34,947 1,204,623
Lockheed Martin Corp. 12,396 4,690,027
Northrop Grumman Corp. 2,842 1,032,868
6,927,518
Air Freight & Logistics 0.7%
XPO Logistics, Inc.* 12,126 1,696,306
Airlines 0.3%
Allegiant Travel Co.* 3,595 697,430
Auto Components 0.9%
Dana, Inc. 29,025 689,634
Visteon Corp.*(a) 12,341 1,492,520
2,182,154
Automobiles 0.4%
Tesla, Inc.* 1,363 926,431
Banks 0.5%
Citizens Financial Group, Inc. 24,828 1,138,860
Biotechnology 4.0%
Amicus Therapeutics, Inc.*(a) 43,333 417,730
Apellis Pharmaceuticals,
Inc.*(a) 2,600 164,320
Arena Pharmaceuticals,
Inc.*(a) 3,432 234,062
Exelixis , Inc.*(a) 47,893 872,611
Incyte Corp.* 29,146 2,452,053
Ionis Pharmaceuticals, Inc.* 43,285 1,726,639
PTC Therapeutics, Inc.* 3,820 161,471
Sarepta Therapeutics, Inc.*(a) 1,982 154,081
Vertex Pharmaceuticals, Inc.* 15,505 3,126,273
9,309,240
Capital Markets 0.3%
LPL Financial Holdings, Inc. 5,597 755,483
Chemicals 2.3%
Chemours Co. (The) 27,935 972,138
FMC Corp. 19,661 2,127,320
Olin Corp. 26,943 1,246,383
Westlake Chemical Corp. 12,658 1,140,360
5,486,201
Communications Equipment 2.2%
Arista Networks, Inc.*(a) 5,539 2,006,835
CommScope Holding Co.,
Inc.* 146,475 3,121,382
5,128,217
Construction & Engineering 0.8%
EMCOR Group, Inc. 15,254 1,879,140
Consumer Finance 0.3%
Green Dot Corp., Class A* 17,330 811,910
Diversified Consumer Services 0.4%
frontdoor , Inc.* 16,113 802,750
H&R Block, Inc. 9,120 214,137
1,016,887
Diversified Telecommunication Services 0.6%
Cogent Communications
Holdings, Inc. 17,353 1,334,272
Common Stocks
Shares Value ($)
Electric Utilities 0.4%
NRG Energy, Inc.(a) 21,302 858,471
Electronic Equipment, Instruments & Components 1.6%
Insight Enterprises, Inc.* 5,339 533,953
Jabil, Inc. 54,626 3,174,863
3,708,816
Entertainment 1.0%
Take-Two Interactive Software,
Inc.* 12,895 2,282,673
Equity Real Estate Investment Trusts (REITs) 0.4%
SBA Communications Corp. 3,198 1,019,203
Food & Staples Retailing 0.6%
Costco Wholesale Corp. 3,812 1,508,294
Food Products 1.8%
Hershey Co. (The) 14,272 2,485,897
Pilgrim's Pride Corp.* 17,529 388,793
Sanderson Farms, Inc. 6,976 1,311,279
4,185,969
Health Care Equipment & Supplies 0.4%
Hill-Rom Holdings, Inc. 8,047 914,059
Health Care Providers & Services 2.7%
Cardinal Health, Inc. 7,259 414,416
Cigna Corp. 10,921 2,589,042
McKesson Corp. 16,549 3,164,831
Tenet Healthcare Corp.* 2,688 180,069
6,348,358
Health Care Technology 0.3%
Cerner Corp. 8,147 636,769
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.* 553 857,338
Domino's Pizza, Inc.(a) 4,659 2,173,377
Papa John's International, Inc. 7,307 763,143
Starbucks Corp. 24,506 2,740,016
Travel + Leisure Co. 31,908 1,896,930
8,430,804
Household Durables 0.6%
iRobot Corp.*(a) 3,107 290,163
Sonos , Inc.* 28,961 1,020,296
1,310,459
Insurance 1.4%
Alleghany Corp.* 412 274,833
Everest Re Group Ltd. 3,773 950,834
Lincoln National Corp. 10,680 671,131
RenaissanceRe Holdings Ltd. 9,355 1,392,211
3,289,009
Interactive Media & Services 8.4%
Alphabet, Inc., Class C* 5,128 12,852,409
Cargurus , Inc.*(a) 10,885 285,513
Facebook, Inc., Class A* 12,875 4,476,766
Yelp, Inc.* 56,435 2,255,143
19,869,831
Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc.* 5,166 17,771,867
IT Services 4.3%
EPAM Systems, Inc.* 5,597 2,859,843

30 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services
Genpact Ltd. 7,794 354,082
GoDaddy , Inc., Class A* 26,171 2,275,830
Mastercard , Inc., Class A 12,047 4,398,239
VeriSign, Inc.* 720 163,937
10,051,931
Leisure Products 0.3%
Polaris, Inc.(a) 5,407 740,543
Life Sciences Tools & Services 2.0%
Adaptive Biotechnologies
Corp.*(a) 14,151 578,210
Mettler -Toledo International,
Inc.* 2,315 3,207,062
Syneos Health, Inc.* 9,398 841,027
4,626,299
Media 2.5%
Altice USA, Inc., Class A* 33,493 1,143,451
Cable One, Inc. 298 570,017
Charter Communications, Inc.,
Class A*(a) 1,996 1,440,014
Liberty Media Corp-Liberty
SiriusXM , Class A* 24,995 1,164,267
Nexstar Media Group, Inc.,
Class A 10,663 1,576,845
5,894,594
Oil, Gas & Consumable Fuels 1.6%
Antero Resources Corp.* 43,464 653,264
Cheniere Energy, Inc.* 31,736 2,752,781
Continental Resources, Inc.(a) 11,146 423,882
3,829,927
Personal Products 0.9%
Herbalife Nutrition Ltd.* 19,178 1,011,256
Medifast , Inc. 3,919 1,108,999
2,120,255
Professional Services 1.5%
Insperity , Inc. 23,149 2,091,975
TriNet Group, Inc.* 19,248 1,395,095
3,487,070
Road & Rail 0.6%
Landstar System, Inc. 9,029 1,426,763
Semiconductors & Semiconductor Equipment 6.2%
Diodes, Inc.* 3,409 271,936
Lam Research Corp. 6,624 4,310,237
MACOM Technology Solutions
Holdings, Inc.* 3,566 228,509
NVIDIA Corp. 518 414,452
QUALCOMM, Inc. 36,692 5,244,388
Synaptics , Inc.*(a) 19,537 3,039,566
Universal Display Corp. 4,622 1,027,609
14,536,697
Software 14.2%
Blackbaud , Inc.* 9,405 720,141
Citrix Systems, Inc. 4,259 499,453
CommVault Systems, Inc.* 34,898 2,727,977
Domo, Inc., Class B* 2,149 173,704
Dropbox, Inc., Class A*(a) 19,023 576,587
Fortinet, Inc.* 16,741 3,987,539
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 67,585 18,308,776
New Relic, Inc.* 23,555 1,577,478
NortonLifeLock , Inc. 55,830 1,519,692
Nutanix , Inc., Class A* 40,814 1,559,911
Tenable Holdings, Inc.* 16,699 690,504
Verint Systems, Inc.* 23,029 1,037,917
33,379,679
Specialty Retail 2.8%
Asbury Automotive Group,
Inc.*(a) 1,595 273,335
AutoZone, Inc.* 2,385 3,558,945
Best Buy Co., Inc. 19,816 2,278,444
Sleep Number Corp.* 3,717 408,684
6,519,408
Technology Hardware, Storage & Peripherals 12.5%
Apple, Inc. 148,212 20,299,115
Dell Technologies, Inc., Class
C* 42,342 4,220,227
HP, Inc. 86,058 2,598,091
NetApp, Inc. 3,284 268,697
Pure Storage, Inc., Class A* 105,732 2,064,946
29,451,076
Textiles, Apparel & Luxury Goods 0.3%
Kontoor Brands, Inc.(a) 12,608 711,217
Thrifts & Mortgage Finance 0.2%
Axos Financial, Inc.* 8,976 416,397
Trading Companies & Distributors 0.8%
Boise Cascade Co. 12,553 732,468
Herc Holdings, Inc.* 2,236 250,588
WESCO International, Inc.* 9,913 1,019,255
2,002,311
Total Common Stocks
(cost $148,082,036) 230,618,798
Repurchase Agreements 0.9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,018,967,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,039,344.(b)(c) 1,018,965 1,018,965

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 31
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$1,020,001.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,018,965) 2,018,965
Total Investments
(cost $150,101,001) — 98.9% 232,637,763
Other assets in excess of liabilities — 1.1% 2,578,303
NET ASSETS — 100.0%
$ 235,216,066
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $12,439,250, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,018,965 and by $10,70 9,732 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 2/15/2051, a total value of $12,728,697.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $2,018,965.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of June 30, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,713 37,459 37,459
3D Systems Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 7,499 675 675
Abercrombie &
Fitch Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 25,050 25,551 25,551
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,670 560 560
Alleghany Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,687 7,577 7,577
Allegiant Travel
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,212 3,454 3,454
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,698 11,575 11,575
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,186 8,172 8,172
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,478 11,825 11,825

32 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Asbury
Automotive
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,136 11,171 11,171
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,969 28,611 28,611
Axonics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,066 3,986 3,986
Bandwidth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,066 12,971 12,971
Berkeley Lights,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,161 5,085 5,085
Best Buy Co., Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,157 2,683 2,683
Bloom Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,715 7,167 7,167
Boise Cascade
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 8,108 18,324 18,324
Brinker
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,304 5,853 5,853
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,667 26,634 26,634
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 984 17,436 17,436
Cardinal Health,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 35,505 11,745 11,745
Cardlytics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,470 1,764 1,764
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,919 6,889 6,889
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,986 18,199 18,199
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,864 3,121 3,121
Cassava
Sciences, Inc.
Increases in total
return of reference
entity
OBFR - 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,207 48 48

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,225 200 200
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,698 23,547 23,547
Chipotle Mexican
Grill, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,936 82,338 82,338
Cinemark
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 10,086 1,715 1,715
Citrix Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,991 2,428 2,428
Cloudflare , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,447 489 489
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,449 1,913 1,913
CryoPort , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,878 32,405 32,405
Diodes, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,085 730 730
Domino's Pizza,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,259 4,910 4,910
Duck Creek
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,927 4,771 4,771
Eastern
Bankshares , Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 16,849 4,212 4,212
Equinix , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,629 32,172 32,172
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,994 53,560 53,560
Fastly , Inc. Increases in total
return of reference
entity
OBFR - 0.43% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,854 2,744 2,744
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,940 13,840 13,840
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,980 28,735 28,735

34 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
fuboTV , Inc. Increases in total
return of reference
entity
OBFR - 1.67% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,954 6,761 6,761
FuelCell Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,383 5,219 5,219
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,200 50,960 50,960
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 19,972 13,781 13,781
GrowGeneration
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 4,922 1,575 1,575
H&R Block, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 75,036 21,010 21,010
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 19,991 13,794 13,794
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,286 18,309 18,309
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,553 1,134 1,134
Hill-Rom
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 5,896 7,665 7,665
Horizon
Therapeutics plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 13,171 29,108 29,108
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 18,760 13,882 13,882
Ionis
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,694 3,398 3,398
KBR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,496 3,124 3,124
Kontoor Brands,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,283 1,052 1,052
Lam Research
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,094 5,514 5,514
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,221 4,305 4,305

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,698 20,121 20,121
Magnite , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,092 15,225 15,225
Magnolia Oil &
Gas Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 34,291 9,944 9,944
Marvell
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 25,154 6,792 6,792
Medifast , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 806 7,617 7,617
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,029 12,975 12,975
Murphy USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,682 4,862 4,862
NanoString
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,472 22,928 22,928
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 21,776 32,446 32,446
NortonLifeLock ,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 47,904 14,611 14,611
NVIDIA Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 303 212 212
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,145 5,377 5,377
Pacific
Biosciences of
California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,465 2,762 2,762
Proto Labs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,539 10,475 10,475
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,533 5,963 5,963
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 27,536 8,536 8,536
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,006 10,929 10,929

36 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,636 75,799 75,799
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.43% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 51,913 34,782 34,782
Royalty Pharma
plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 18,452 16,791 16,791
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,653 1,696 1,696
Sorrento
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 1.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 11,737 1,795 1,795
Stitch Fix, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,191 13,998 13,998
Synaptics , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,402 11,025 11,025
Teladoc Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,652 35,733 35,733
Terex Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 28,925 31,818 31,818
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,501 1,526 1,526
Travel + Leisure
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,345 2,509 2,509
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,787 14,428 14,428
Visteon Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,193 6,232 6,232
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,661 6,260 6,260
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,860 7,064 7,064
1,233,066 1,233,066
– –
Advanced
Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,073 (4,671) (4,671)
Alphabet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 37 (1,112) (1,112)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 27,477 (6,045) (6,045)
Amicus
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 66,664 (57,998) (57,998)
Amkor
Technology, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 21,125 (3,591) (3,591)
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,330 (18,992) (18,992)
Apellis
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,165 (2,437) (2,437)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,934 (28,003) (28,003)
Arena
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,748 (11,581) (11,581)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 20,685 (8,067) (8,067)
Armstrong World
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,609 (9,129) (9,129)
Avis Budget
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,904 (929) (929)
BioCryst
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 20,072 (3,613) (3,613)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,975 (15,708) (15,708)
Blackbaud , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,611 (30,216) (30,216)
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,520 (36,979) (36,979)
Cargurus , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,959 (2,811) (2,811)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,951 (6,787) (6,787)
Cerner Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 25,762 (3,091) (3,091)

38 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Certara , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,236 (1,197) (1,197)
Costco Wholesale
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,695 (9,305) (9,305)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,600 (10,994) (10,994)
EPAM Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 556 (5,616) (5,616)
Equifax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,891 (11,983) (11,983)
Facebook, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,415 (11,221) (11,221)
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,468 (8,214) (8,214)
FibroGen , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 26,229 (26,491) (26,491)
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,995 (4,046) (4,046)
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,293 (1,811) (1,811)
Green Dot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,531 (2,330) (2,330)
Hamilton Lane,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,853 (34,950) (34,950)
Herbalife Nutrition
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,467 (4,428) (4,428)
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,183 (4,386) (4,386)
Insight
Enterprises, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,466 (1,552) (1,552)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,504 (9,147) (9,147)
IQVIA Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 14,815 (15,852) (15,852)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,440 (2,408) (2,408)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,590 (17,939) (17,939)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,502 (17,918) (17,918)
Lincoln National
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,339 (3,062) (3,062)
MicroStrategy ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 984 (39,685) (39,685)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,633 (43,741) (43,741)
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,244 (10,907) (10,907)
Momentive
Global, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 16,262 (9,920) (9,920)
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 35,244 (22,556) (22,556)
New Relic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,820 (7,840) (7,840)
Nexstar Media
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,381 (8,061) (8,061)
Northrop
Grumman Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,858 (46,150) (46,150)
Nutanix , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,871 (6,165) (6,165)
Papa John's
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,972 (20) (20)
Phreesia , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,838 (294) (294)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 40,112 (15,644) (15,644)

40 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,290 (165) (165)
PTC
Therapeutics, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,292 (9,188) (9,188)
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,278 (3,526) (3,526)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,544 (11,724) (11,724)
RBC Bearings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,197 (11,332) (11,332)
RenaissanceRe
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,462 (402) (402)
Rent-A-Center,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,416 (3,484) (3,484)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 247 (4,673) (4,673)
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 57,254 (10,878) (10,878)
Sanderson Farms,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 4,587 (3,899) (3,899)
SBA
Communications
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,482 (12,782) (12,782)
SiteOne
Landscape
Supply, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,186 (2,645) (2,645)
Sleep Number
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,061 (9,244) (9,244)
Smartsheet , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,786 (16,934) (16,934)
Stamps.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 908 (8,036) (8,036)
Starbucks Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,680 (6,312) (6,312)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 28,876 (10,973) (10,973)
Tenable Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,786 (4,402) (4,402)
Tesla, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 282 (2,544) (2,544)
Texas Capital
Bancshares, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,127 (2,114) (2,114)
TJX Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 4,537 (4,219) (4,219)
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,975 (4,790) (4,790)
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,009 (888) (888)
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,112 (3,323) (3,323)
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,086 (163) (163)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,070 (14,304) (14,304)
Universal Display
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,063 (2,647) (2,647)
Verint Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,763 (2,823) (2,823)
Vertiv Holdings
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 45,443 (9,997) (9,997)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 10,009 (23,621) (23,621)
Watts Water
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,406 (19,838) (19,838)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,842 (1,108) (1,108)
Wynn Resorts Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,186 (9,526) (9,526)

42 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Yelp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,682 (2,388) (2,388)
Zillow Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,019 (12,038) (12,038)
(914,523) (914,523)
– –
318,543 318,543
Financing Costs of Swap Contracts (36,254) (36,254)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 282,289 282,289
As of June 30, 2021, the Fund had $3,270,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2021 (Unaudited) - Statement of Investments - 43
Common Stocks 89.1%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 26,578 6,367,026
General Dynamics Corp. 11,149 2,098,911
Howmet Aerospace, Inc.* 19,143 659,859
Huntington Ingalls Industries,
Inc. 2,011 423,818
L3Harris Technologies, Inc. 9,884 2,136,426
Lockheed Martin Corp. 11,868 4,490,258
Northrop Grumman Corp. 7,260 2,638,502
Raytheon Technologies Corp. 73,181 6,243,071
Teledyne Technologies, Inc.* 2,281 955,351
Textron, Inc. 10,862 746,980
TransDigm Group, Inc.* 2,627 1,700,431
28,460,633
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 6,398 599,301
Expeditors International of
Washington, Inc. 8,122 1,028,245
FedEx Corp. 11,737 3,501,499
United Parcel Service, Inc.,
Class B 34,971 7,272,919
12,401,964
Airlines 0.2%
Alaska Air Group, Inc.* 6,042 364,393
American Airlines Group,
Inc.*(a) 30,618 649,408
Delta Air Lines, Inc.* 30,651 1,325,962
Southwest Airlines Co.* 28,390 1,507,225
United Airlines Holdings, Inc.* 15,261 797,998
4,644,986
Auto Components 0.1%
Aptiv plc* 12,978 2,041,829
BorgWarner, Inc. 11,914 578,305
2,620,134
Automobiles 1.6%
Ford Motor Co.* 187,943 2,792,833
General Motors Co.* 61,718 3,651,854
Tesla, Inc.* 37,260 25,325,622
31,770,309
Banks 3.8%
Bank of America Corp. 364,765 15,039,261
Citigroup, Inc. 100,005 7,075,354
Citizens Financial Group, Inc. 20,388 935,198
Comerica, Inc. 6,779 483,614
Fifth Third Bancorp 34,153 1,305,669
First Republic Bank 8,455 1,582,522
Huntington Bancshares, Inc. 71,284 1,017,223
JPMorgan Chase & Co. 146,436 22,776,655
KeyCorp 46,478 959,771
M&T Bank Corp. 6,169 896,417
People's United Financial, Inc. 20,661 354,130
PNC Financial Services
Group, Inc. (The) 20,412 3,893,793
Regions Financial Corp. 46,084 929,975
SVB Financial Group* 2,612 1,453,395
Truist Financial Corp. 64,853 3,599,341
US Bancorp 65,804 3,748,854
Wells Fargo & Co. 199,158 9,019,866
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,202 433,558
75,504,596
Beverages 1.3%
Brown-Forman Corp., Class B 9,060 678,957
Coca-Cola Co. (The) 187,621 10,152,172
Constellation Brands, Inc.,
Class A 8,173 1,911,583
Molson Coors Beverage Co.,
Class B* 9,403 504,847
Monster Beverage Corp.* 17,763 1,622,650
PepsiCo, Inc. 66,801 9,897,904
24,768,113
Biotechnology 1.6%
AbbVie, Inc. 85,397 9,619,118
Alexion Pharmaceuticals, Inc.* 10,568 1,941,447
Amgen, Inc. 27,819 6,780,881
Biogen, Inc.* 7,325 2,536,428
Gilead Sciences, Inc. 60,495 4,165,686
Incyte Corp.* 9,251 778,287
Regeneron Pharmaceuticals,
Inc.* 5,065 2,829,005
Vertex Pharmaceuticals, Inc.* 12,506 2,521,585
31,172,437
Building Products 0.5%
A O Smith Corp. 6,765 487,486
Allegion plc 4,336 604,005
Carrier Global Corp. 39,270 1,908,522
Fortune Brands Home &
Security, Inc. 6,892 686,512
Johnson Controls International
plc 34,638 2,377,206
Masco Corp. 12,312 725,300
Trane Technologies plc 11,464 2,110,981
8,900,012
Capital Markets 2.7%
Ameriprise Financial, Inc. 5,608 1,395,719
Bank of New York Mellon
Corp. (The) 37,978 1,945,613
BlackRock, Inc. 6,836 5,981,295
Cboe Global Markets, Inc. 5,287 629,417
Charles Schwab Corp. (The) 72,063 5,246,907
CME Group, Inc. 17,280 3,675,110
Franklin Resources, Inc. 13,107 419,293
Goldman Sachs Group, Inc.
(The) 16,462 6,247,823
Intercontinental Exchange, Inc. 27,029 3,208,342
Invesco Ltd. 18,766 501,615
MarketAxess Holdings, Inc. 1,860 862,277
Moody's Corp. 7,740 2,804,744
Morgan Stanley 72,274 6,626,803
MSCI, Inc. 3,969 2,115,795
Nasdaq, Inc. 5,529 971,998
Northern Trust Corp. 9,998 1,155,969
Raymond James Financial,
Inc. 6,013 781,089
S&P Global, Inc.(a) 11,588 4,756,295
State Street Corp. 16,896 1,390,203

44 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 10,960 2,169,751
52,886,058
Chemicals 1.6%
Air Products & Chemicals, Inc. 10,649 3,063,504
Albemarle Corp. 5,590 941,691
Celanese Corp. 5,585 846,686
CF Industries Holdings, Inc. 10,689 549,949
Corteva , Inc. 35,754 1,585,690
Dow, Inc. 35,847 2,268,398
DuPont de Nemours, Inc. 25,891 2,004,222
Eastman Chemical Co. 6,689 780,941
Ecolab, Inc. 11,964 2,464,225
FMC Corp. 6,420 694,644
International Flavors &
Fragrances, Inc. 11,953 1,785,778
Linde plc 25,184 7,280,695
LyondellBasell Industries NV,
Class A 12,356 1,271,062
Mosaic Co. (The) 16,489 526,164
PPG Industries, Inc. 11,392 1,934,020
Sherwin-Williams Co. (The) 11,643 3,172,135
31,169,804
Commercial Services & Supplies 0.4%
Cintas Corp. 4,237 1,618,534
Copart , Inc.* 10,186 1,342,820
Republic Services, Inc. 10,099 1,110,991
Rollins, Inc. 11,065 378,423
Waste Management, Inc. 18,728 2,623,980
7,074,748
Communications Equipment 0.7%
Arista Networks, Inc.* 2,708 981,135
Cisco Systems, Inc. 203,397 10,780,041
F5 Networks, Inc.* 3,023 564,273
Juniper Networks, Inc. 16,399 448,513
Motorola Solutions, Inc. 8,122 1,761,256
14,535,218
Construction & Engineering 0.0%
†
Quanta Services, Inc. 6,615 599,121
Construction Materials 0.1%
Martin Marietta Materials, Inc. 3,051 1,073,372
Vulcan Materials Co. 6,493 1,130,237
2,203,609
Consumer Finance 0.6%
American Express Co. 31,419 5,191,362
Capital One Financial Corp. 21,857 3,381,059
Discover Financial Services 14,739 1,743,476
Synchrony Financial 26,605 1,290,875
11,606,772
Containers & Packaging 0.3%
Amcor plc(a) 76,438 875,980
Avery Dennison Corp. 3,979 836,545
Ball Corp. 15,748 1,275,903
International Paper Co. 19,253 1,180,401
Packaging Corp. of America 4,703 636,880
Sealed Air Corp. 7,517 445,382
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,018 692,818
5,943,909
Distributors 0.1%
Genuine Parts Co. 6,921 875,299
LKQ Corp.* 13,866 682,484
Pool Corp. 1,927 883,838
2,441,621
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 91,667 25,476,093
Diversified Telecommunication Services 1.1%
AT&T, Inc. 345,215 9,935,288
Lumen Technologies, Inc. 48,971 665,516
Verizon Communications, Inc. 200,171 11,215,581
21,816,385
Electric Utilities 1.4%
Alliant Energy Corp. 12,308 686,294
American Electric Power Co.,
Inc. 23,877 2,019,755
Duke Energy Corp. 37,001 3,652,739
Edison International 18,580 1,074,296
Entergy Corp. 9,615 958,615
Evergy , Inc. 11,169 674,943
Eversource Energy 16,473 1,321,794
Exelon Corp. 46,949 2,080,310
FirstEnergy Corp. 26,049 969,283
NextEra Energy, Inc. 94,397 6,917,412
NRG Energy, Inc. 12,223 492,587
Pinnacle West Capital Corp. 5,629 461,409
PPL Corp. 37,669 1,053,602
Southern Co. (The) 50,850 3,076,933
Xcel Energy, Inc. 25,844 1,702,603
27,142,575
Electrical Equipment 0.5%
AMETEK, Inc. 11,075 1,478,512
Eaton Corp. plc 19,154 2,838,240
Emerson Electric Co. 28,868 2,778,256
Generac Holdings, Inc.* 3,073 1,275,756
Rockwell Automation, Inc. 5,580 1,595,992
9,966,756
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 28,802 1,970,345
CDW Corp. 6,766 1,181,682
Corning, Inc. 36,920 1,510,028
IPG Photonics Corp.* 1,741 366,951
Keysight Technologies, Inc.* 8,932 1,379,190
TE Connectivity Ltd. 15,910 2,151,191
Trimble, Inc.* 12,030 984,415
Zebra Technologies Corp.,
Class A* 2,621 1,387,793
10,931,595
Energy Equipment & Services 0.2%
Baker Hughes Co. 34,940 799,078
Halliburton Co. 42,616 985,282
NOV, Inc.* 18,421 282,210

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 67,244 2,152,480
4,219,050
Entertainment 1.7%
Activision Blizzard, Inc. 37,289 3,558,862
Electronic Arts, Inc. 13,827 1,988,737
Live Nation Entertainment,
Inc.*(a) 7,168 627,845
Netflix, Inc.* 21,438 11,323,766
Take-Two Interactive Software,
Inc.* 5,522 977,505
Walt Disney Co. (The)* 87,848 15,441,043
33,917,758
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc.(a) 6,628 1,205,898
American Tower Corp. 21,984 5,938,758
AvalonBay Communities, Inc. 6,700 1,398,223
Boston Properties, Inc. 6,994 801,443
Crown Castle International
Corp. 20,761 4,050,471
Digital Realty Trust, Inc. 13,516 2,033,617
Duke Realty Corp. 18,476 874,839
Equinix , Inc. 4,297 3,448,772
Equity Residential 16,803 1,293,831
Essex Property Trust, Inc. 3,116 934,831
Extra Space Storage, Inc. 6,329 1,036,817
Federal Realty Investment
Trust 3,389 397,089
Healthpeak Properties, Inc. 25,814 859,348
Host Hotels & Resorts, Inc.* 34,905 596,527
Iron Mountain, Inc.(a) 14,407 609,704
Kimco Realty Corp.(a) 21,601 450,381
Mid-America Apartment
Communities, Inc. 5,482 923,279
Prologis, Inc. 35,600 4,255,268
Public Storage 7,312 2,198,645
Realty Income Corp. 17,921 1,196,048
Regency Centers Corp. 7,890 505,512
SBA Communications Corp. 5,252 1,673,812
Simon Property Group, Inc. 15,793 2,060,671
UDR, Inc. 14,602 715,206
Ventas, Inc. 17,964 1,025,744
Vornado Realty Trust 7,615 355,392
Welltower , Inc.(a) 20,049 1,666,072
Weyerhaeuser Co. 35,908 1,235,953
43,742,151
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 21,323 8,436,871
Kroger Co. (The) 36,561 1,400,652
Sysco Corp. 24,541 1,908,063
Walgreens Boots Alliance, Inc. 34,476 1,813,782
Walmart, Inc. 66,429 9,367,818
22,927,186
Food Products 0.8%
Archer-Daniels-Midland Co. 26,841 1,626,565
Campbell Soup Co. 9,901 451,387
Conagra Brands, Inc. 23,416 851,874
General Mills, Inc. 29,391 1,790,794
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 7,180 1,250,612
Hormel Foods Corp. 13,936 665,444
J M Smucker Co. (The) 5,244 679,465
Kellogg Co. 12,191 784,247
Kraft Heinz Co. (The) 31,131 1,269,522
Lamb Weston Holdings, Inc. 7,253 585,027
McCormick & Co., Inc.
(Non-Voting) 12,195 1,077,062
Mondelez International, Inc.,
Class A 67,984 4,244,921
Tyson Foods, Inc., Class A 14,143 1,043,188
16,320,108
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,126 588,770
Health Care Equipment & Supplies 3.2%
Abbott Laboratories 85,906 9,959,083
ABIOMED, Inc.* 2,234 697,254
Align Technology, Inc.* 3,462 2,115,282
Baxter International, Inc. 24,285 1,954,943
Becton Dickinson and Co. 13,984 3,400,769
Boston Scientific Corp.* 68,187 2,915,676
Cooper Cos., Inc. (The) 2,356 933,612
Danaher Corp. 30,692 8,236,505
DENTSPLY SIRONA, Inc. 10,838 685,612
DexCom , Inc.*(a) 4,621 1,973,167
Edwards Lifesciences Corp.* 30,046 3,111,864
Hologic , Inc.* 12,338 823,191
IDEXX Laboratories, Inc.* 4,108 2,594,407
Intuitive Surgical, Inc.* 5,724 5,264,019
Medtronic plc 64,938 8,060,754
ResMed , Inc. 6,988 1,722,682
STERIS plc(a) 4,715 972,704
Stryker Corp. 15,756 4,092,306
Teleflex, Inc. 2,237 898,804
West Pharmaceutical
Services, Inc. 3,557 1,277,319
Zimmer Biomet Holdings, Inc. 9,989 1,606,431
63,296,384
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 7,061 808,414
Anthem, Inc. 11,792 4,502,186
Cardinal Health, Inc. 14,543 830,260
Centene Corp.* 27,962 2,039,269
Cigna Corp. 16,627 3,941,763
CVS Health Corp. 63,653 5,311,206
DaVita, Inc.* 3,650 439,569
HCA Healthcare, Inc. 12,755 2,636,969
Henry Schein, Inc.* 7,068 524,375
Humana, Inc. 6,200 2,744,864
Laboratory Corp. of America
Holdings* 4,783 1,319,390
McKesson Corp. 7,638 1,460,691
Quest Diagnostics, Inc.(a) 6,394 843,816
UnitedHealth Group, Inc. 45,553 18,241,243
Universal Health Services,
Inc., Class B 3,888 569,320
46,213,335

46 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 14,698 1,148,796
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,972 4,314,913
Caesars Entertainment, Inc.* 10,183 1,056,486
Carnival Corp.*(a) 38,274 1,008,903
Chipotle Mexican Grill, Inc.* 1,353 2,097,610
Darden Restaurants, Inc. 6,246 911,854
Domino's Pizza, Inc.(a) 1,858 866,738
Expedia Group, Inc.* 6,638 1,086,707
Hilton Worldwide Holdings,
Inc.* 13,339 1,608,950
Las Vegas Sands Corp.* 16,081 847,308
Marriott International, Inc.,
Class A* 12,786 1,745,545
McDonald's Corp. 36,077 8,333,426
MGM Resorts International 19,669 838,883
Norwegian Cruise Line
Holdings Ltd.*(a) 18,040 530,556
Penn National Gaming,
Inc.*(a) 7,269 556,006
Royal Caribbean Cruises Ltd.* 10,493 894,843
Starbucks Corp. 56,701 6,339,739
Wynn Resorts Ltd.* 5,245 641,463
Yum! Brands, Inc. 14,421 1,658,848
35,338,778
Household Durables 0.4%
DR Horton, Inc. 15,898 1,436,702
Garmin Ltd. 7,166 1,036,490
Leggett & Platt, Inc.(a) 6,318 327,336
Lennar Corp., Class A 13,458 1,337,052
Mohawk Industries, Inc.* 2,906 558,504
Newell Brands, Inc. 18,310 502,976
NVR, Inc.* 166 825,568
PulteGroup, Inc. 12,726 694,458
Whirlpool Corp. 3,102 676,298
7,395,384
Household Products 1.2%
Church & Dwight Co., Inc. 12,004 1,022,981
Clorox Co. (The) 6,164 1,108,965
Colgate-Palmolive Co. 40,840 3,322,334
Kimberly-Clark Corp. 16,254 2,174,460
Procter & Gamble Co. (The) 118,656 16,010,254
23,638,994
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 32,953 859,085
Industrial Conglomerates 1.1%
3M Co. 27,888 5,539,394
General Electric Co. 422,230 5,683,216
Honeywell International, Inc. 33,501 7,348,444
Roper Technologies, Inc. 5,046 2,372,629
20,943,683
Insurance 1.7%
Aflac, Inc. 30,777 1,651,494
Allstate Corp. (The) 14,562 1,899,467
American International Group,
Inc. 41,584 1,979,398
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A(a) 10,873 2,596,037
Arthur J Gallagher & Co. 9,903 1,387,212
Assurant, Inc. 2,896 452,297
Chubb Ltd. 21,671 3,444,389
Cincinnati Financial Corp. 7,382 860,889
Everest Re Group Ltd. 1,998 503,516
Globe Life, Inc. 4,692 446,913
Hartford Financial Services
Group, Inc. (The) 17,155 1,063,095
Lincoln National Corp. 9,015 566,503
Loews Corp. 11,075 605,249
Marsh & McLennan Cos., Inc. 24,457 3,440,611
MetLife, Inc. 36,157 2,163,996
Principal Financial Group, Inc. 12,143 767,316
Progressive Corp. (The) 28,185 2,768,049
Prudential Financial, Inc. 19,089 1,956,050
Travelers Cos., Inc. (The) 12,125 1,815,234
Unum Group 10,189 289,368
W R Berkley Corp. 7,000 521,010
Willis Towers Watson plc 6,197 1,425,434
32,603,527
Interactive Media & Services 5.7%
Alphabet, Inc., Class A* 14,542 35,508,510
Alphabet, Inc., Class C* 13,780 34,537,090
Facebook, Inc., Class A* 115,928 40,309,325
Twitter, Inc.* 38,376 2,640,652
112,995,577
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.* 20,726 71,300,756
eBay, Inc. 31,076 2,181,846
Etsy, Inc.* 6,046 1,244,509
74,727,111
IT Services 4.6%
Accenture plc, Class A 30,733 9,059,781
Akamai Technologies, Inc.* 7,822 912,045
Automatic Data Processing,
Inc. 20,601 4,091,771
Broadridge Financial
Solutions, Inc. 5,551 896,653
Cognizant Technology
Solutions Corp., Class A 25,505 1,766,476
DXC Technology Co.* 12,720 495,317
Fidelity National Information
Services, Inc. 29,905 4,236,641
Fiserv, Inc.* 28,793 3,077,684
FleetCor Technologies, Inc.* 4,002 1,024,752
Gartner, Inc.* 4,254 1,030,319
Global Payments, Inc. 14,205 2,664,006
International Business
Machines Corp. 43,037 6,308,794
Jack Henry & Associates, Inc. 3,757 614,307
Mastercard , Inc., Class A 42,247 15,423,957
Paychex, Inc. 15,420 1,654,566
PayPal Holdings, Inc.* 56,796 16,554,898
VeriSign, Inc.* 4,872 1,109,306
Visa, Inc., Class A(a) 81,732 19,110,576
Western Union Co. (The) 20,531 471,597
90,503,446

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 6,316 596,988
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 14,648 2,165,121
Bio-Rad Laboratories, Inc.,
Class A* 1,060 682,947
Charles River Laboratories
International, Inc.* 2,427 897,796
Illumina, Inc.* 7,019 3,321,461
IQVIA Holdings, Inc.* 9,198 2,228,859
Mettler -Toledo International,
Inc.* 1,124 1,557,122
PerkinElmer, Inc. 5,549 856,821
Thermo Fisher Scientific, Inc. 18,970 9,569,796
Waters Corp.* 2,980 1,029,918
22,309,841
Machinery 1.5%
Caterpillar, Inc. 26,484 5,763,713
Cummins, Inc. 7,114 1,734,464
Deere & Co. 15,094 5,323,805
Dover Corp. 7,032 1,059,019
Fortive Corp. 16,222 1,131,322
IDEX Corp. 3,747 824,527
Illinois Tool Works, Inc. 13,868 3,100,330
Ingersoll Rand, Inc.* 17,860 871,747
Otis Worldwide Corp. 19,585 1,601,465
PACCAR, Inc. 16,666 1,487,441
Parker-Hannifin Corp. 6,206 1,905,925
Pentair plc(a) 8,296 559,897
Snap-on, Inc. 2,684 599,686
Stanley Black & Decker, Inc. 7,731 1,584,778
Westinghouse Air Brake
Technologies Corp. 8,824 726,215
Xylem, Inc. 8,649 1,037,534
29,311,868
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 6,674 4,814,957
Comcast Corp., Class A 221,671 12,639,681
Discovery, Inc., Class A*(a) 8,332 255,626
Discovery, Inc., Class C* 14,478 419,572
DISH Network Corp., Class A* 12,360 516,648
Fox Corp., Class A 15,981 593,374
Fox Corp., Class B 7,693 270,794
Interpublic Group of Cos., Inc.
(The) 18,676 606,783
News Corp., Class A 19,533 503,366
News Corp., Class B 6,704 163,242
Omnicom Group, Inc. 10,613 848,934
ViacomCBS , Inc.(a) 29,271 1,323,049
22,956,026
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 70,183 2,604,491
Newmont Corp. 38,508 2,440,637
Nucor Corp. 14,317 1,373,430
6,418,558
Multiline Retail 0.5%
Dollar General Corp. 11,457 2,479,180
Dollar Tree, Inc.* 11,530 1,147,235
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 23,941 5,787,498
9,413,913
Multi-Utilities 0.7%
Ameren Corp. 12,466 997,779
CenterPoint Energy, Inc. 27,004 662,138
CMS Energy Corp. 13,847 818,081
Consolidated Edison, Inc. 16,440 1,179,077
Dominion Energy, Inc. 38,768 2,852,162
DTE Energy Co. 9,498 1,230,941
NiSource, Inc. 18,687 457,831
Public Service Enterprise
Group, Inc. 24,265 1,449,591
Sempra Energy 15,227 2,017,273
WEC Energy Group, Inc. 15,151 1,347,681
13,012,554
Oil, Gas & Consumable Fuels 2.3%
APA Corp. 17,979 388,886
Cabot Oil & Gas Corp.(a) 19,391 338,567
Chevron Corp. 93,448 9,787,744
ConocoPhillips 65,211 3,971,350
Devon Energy Corp. 28,356 827,712
Diamondback Energy, Inc. 8,816 827,734
EOG Resources, Inc. 28,067 2,341,910
Exxon Mobil Corp. 204,692 12,911,971
Hess Corp. 13,109 1,144,678
Kinder Morgan, Inc. 93,569 1,705,763
Marathon Oil Corp. 39,429 537,023
Marathon Petroleum Corp. 31,308 1,891,629
Occidental Petroleum Corp. 40,216 1,257,554
ONEOK, Inc. 21,354 1,188,137
Phillips 66 20,996 1,801,877
Pioneer Natural Resources
Co. 11,193 1,819,086
Valero Energy Corp. 19,629 1,532,632
Williams Cos., Inc. (The) 58,313 1,548,210
45,822,463
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 11,210 3,565,677
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 107,915 7,210,880
Catalent , Inc.* 8,155 881,719
Eli Lilly & Co. 38,486 8,833,307
Johnson & Johnson 127,322 20,975,026
Merck & Co., Inc. 122,424 9,520,915
Organon & Co.* 12,189 368,839
Perrigo Co. plc 6,654 305,086
Pfizer, Inc. 270,639 10,598,223
Viatris , Inc. 57,866 826,905
Zoetis, Inc. 22,873 4,262,612
63,783,512
Professional Services 0.4%
Equifax, Inc. 5,849 1,400,894
IHS Markit Ltd. 17,920 2,018,867
Jacobs Engineering Group,
Inc. 6,405 854,555
Leidos Holdings, Inc. 6,380 645,018
Nielsen Holdings plc 17,871 440,878

48 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 5,653 502,947
Verisk Analytics, Inc. 7,818 1,365,961
7,229,120
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 16,117 1,381,710
Road & Rail 0.9%
CSX Corp. 110,106 3,532,200
JB Hunt Transport Services,
Inc. 4,141 674,776
Kansas City Southern 4,362 1,236,060
Norfolk Southern Corp. 12,124 3,217,831
Old Dominion Freight Line, Inc. 4,697 1,192,099
Union Pacific Corp. 32,263 7,095,601
16,948,567
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices,
Inc.*(a) 58,341 5,479,970
Analog Devices, Inc. 17,746 3,055,151
Applied Materials, Inc. 44,191 6,292,798
Broadcom, Inc. 19,741 9,413,299
Enphase Energy, Inc.* 6,557 1,204,062
Intel Corp. 195,747 10,989,237
KLA Corp. 7,409 2,402,072
Lam Research Corp. 6,879 4,476,165
Maxim Integrated Products,
Inc.* 12,864 1,355,351
Microchip Technology, Inc. 13,223 1,980,012
Micron Technology, Inc.* 53,856 4,576,683
Monolithic Power Systems,
Inc. 2,134 796,942
NVIDIA Corp. 30,121 24,099,812
NXP Semiconductors NV 13,326 2,741,425
Qorvo , Inc.* 5,429 1,062,184
QUALCOMM, Inc. 54,717 7,820,701
Skyworks Solutions, Inc. 7,917 1,518,085
Teradyne, Inc. 7,992 1,070,608
Texas Instruments, Inc. 44,651 8,586,387
Xilinx, Inc. 11,803 1,707,186
100,628,130
Software 7.9%
Adobe, Inc.* 23,093 13,524,185
ANSYS, Inc.* 4,165 1,445,505
Autodesk, Inc.* 10,580 3,088,302
Cadence Design Systems,
Inc.* 13,405 1,834,072
Citrix Systems, Inc. 5,883 689,899
Fortinet, Inc.* 6,504 1,549,188
Intuit, Inc. 13,187 6,463,872
Microsoft Corp. 364,159 98,650,673
NortonLifeLock , Inc. 27,857 758,268
Oracle Corp. 87,987 6,848,908
Paycom Software, Inc.* 2,401 872,691
PTC, Inc.* 5,080 717,601
salesforce.com, Inc.* 44,768 10,935,479
ServiceNow , Inc.* 9,546 5,246,004
Synopsys, Inc.* 7,322 2,019,334
Tyler Technologies, Inc.* 2,004 906,550
155,550,531
Common Stocks
Shares Value ($)
Specialty Retail 2.0%
Advance Auto Parts, Inc. 3,133 642,704
AutoZone, Inc.* 1,066 1,590,706
Best Buy Co., Inc. 11,065 1,272,254
CarMax, Inc.*(a) 7,792 1,006,337
Gap, Inc. (The) 10,287 346,157
Home Depot, Inc. (The) 51,457 16,409,123
L Brands, Inc. 11,260 811,395
Lowe's Cos., Inc. 34,282 6,649,679
O'Reilly Automotive, Inc.* 3,375 1,910,959
Ross Stores, Inc. 17,120 2,122,880
TJX Cos., Inc. (The) 57,800 3,896,876
Tractor Supply Co. 5,579 1,038,029
Ulta Beauty, Inc.* 2,701 933,925
38,631,024
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 758,677 103,908,402
Hewlett Packard Enterprise
Co. 62,407 909,894
HP, Inc. 58,296 1,759,956
NetApp, Inc. 10,664 872,529
Seagate Technology Holdings
plc 10,054 884,048
Western Digital Corp.* 14,685 1,045,131
109,379,960
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 17,166 320,489
NIKE, Inc., Class B 61,642 9,523,073
PVH Corp.* 3,450 371,186
Ralph Lauren Corp. 2,288 269,549
Tapestry, Inc.* 13,740 597,415
Under Armour , Inc., Class A* 9,583 202,681
Under Armour , Inc., Class C* 10,369 192,552
VF Corp. 15,424 1,265,385
12,742,330
Tobacco 0.6%
Altria Group, Inc. 89,489 4,266,836
Philip Morris International, Inc. 75,011 7,434,340
11,701,176
Trading Companies & Distributors 0.2%
Fastenal Co. 27,587 1,434,524
United Rentals, Inc.* 3,465 1,105,370
WW Grainger, Inc. 2,110 924,180
3,464,074
Water Utilities 0.1%
American Water Works Co.,
Inc. 8,712 1,342,781
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 28,118 4,072,330
Total Common Stocks
(cost $1,104,273,686) 1,755,679,704

NVIT Mellon Dynamic U.S. Core Fund - June 30, 2021 (Unaudited) - Statement of Investments - 49
Purchased Options 1.6%
Number of
Contracts Value ($)
Call Options 1.6%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
8/27/2021 at USD 165.00,
American Style
Notional Amount: USD
95,300,000
Exchange Traded
*
953 714,750
U.S. Treasury 30 Year Bond
8/27/2021 at USD 163.00,
American Style
Notional Amount: USD
95,300,000
Exchange Traded
*
953 1,191,250
Index Funds: 1.5%
S&P 500 E-Mini Index
9/17/2021 at USD 3,650.00,
American Style
Notional Amount: USD
102,065,625
Exchange Traded
*
475 15,639,375
S&P 500 E-Mini Index
9/17/2021 at USD 4,350.00,
American Style
Notional Amount: USD
102,065,625
Exchange Traded
*
475 1,707,625
S&P 500 E-Mini Index
9/17/2021 at USD 3,800.00,
American Style
Notional Amount: USD
102,065,625
Exchange Traded
*
475 12,288,250
Total Purchased Options
(cost $28,760,962) 31,541,250
Short-Term Investment 2.6%
Shares
U.S. Treasury Obligation 2.6%
U.S. Treasury Bills, 0.03%,
9/16/2021(b) 52,000,000 51,994,995
Total Short-Term Investment
(cost $51,996,496) 51,994,995
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $493,207,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $503,070.(c)(d) 493,206 493,206
MetLife, Inc.,
0.06%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,000,004,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,820.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,493,206) 2,493,206
Total Investments
(cost $1,187,524,350) — 93.4% 1,841,709,155
Other assets in excess of liabilities — 6.6% 129,432,511
NET ASSETS — 100.0%
$ 1,971,141,666
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $42,749,351, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,493,206 and by $41,311,490 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.25%, and maturity dates ranging from
7/15/2021 – 5/15/2051, a total value of $43,804,696.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $2,493,206.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

50 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,435 9/2021 USD 307,707,050 4,133,925
U.S. Treasury Long Bond 899 9/2021 USD 144,514,250 3,234,504
7,368,429
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Mellon Dynamic U.S. Equity Income Fund - June 30, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks 86.4%
Shares Value ($)
Aerospace & Defense 3.1%
L3Harris Technologies, Inc. 54,835 11,852,585
Northrop Grumman Corp. 12,648 4,596,663
16,449,248
Air Freight & Logistics 0.6%
FedEx Corp. 9,856 2,940,340
Automobiles 0.7%
General Motors Co.* 63,670 3,767,354
Banks 8.7%
Bank of America Corp. 339,700 14,005,831
JPMorgan Chase & Co. 112,053 17,428,724
Truist Financial Corp. 57,097 3,168,883
US Bancorp 107,989 6,152,133
Wells Fargo & Co. 102,755 4,653,774
45,409,345
Beverages 0.8%
PepsiCo, Inc. 29,571 4,381,535
Biotechnology 2.2%
AbbVie, Inc. 103,303 11,636,050
Building Products 1.6%
Armstrong World Industries,
Inc. 39,860 4,275,383
Carrier Global Corp. 84,266 4,095,328
8,370,711
Capital Markets 6.2%
Ameriprise Financial, Inc. 37,570 9,350,422
Charles Schwab Corp. (The) 163,681 11,917,614
Goldman Sachs Group, Inc.
(The) 8,252 3,131,881
Morgan Stanley 84,907 7,785,123
32,185,040
Chemicals 1.4%
CF Industries Holdings, Inc. 141,189 7,264,174
Communications Equipment 1.8%
Cisco Systems, Inc. 178,230 9,446,190
Construction & Engineering 0.8%
Quanta Services, Inc.(a) 48,847 4,424,073
Construction Materials 0.4%
Vulcan Materials Co. 12,877 2,241,499
Consumer Finance 3.0%
Ally Financial, Inc. 93,691 4,669,559
Capital One Financial Corp. 71,297 11,028,933
15,698,492
Diversified Financial Services 4.5%
Berkshire Hathaway, Inc.,
Class B* 46,007 12,786,265
Equitable Holdings, Inc. 75,884 2,310,668
Voya Financial, Inc.(a) 137,206 8,438,169
23,535,102
Electric Utilities 2.5%
Exelon Corp. 241,323 10,693,022
PPL Corp. 81,653 2,283,835
12,976,857
Electrical Equipment 2.4%
Eaton Corp. plc 57,967 8,589,550
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 21,364 3,991,650
12,581,200
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc. 144,139 5,895,285
Food Products 1.3%
Mondelez International, Inc.,
Class A 104,795 6,543,400
Health Care Equipment & Supplies 5.2%
Becton Dickinson and Co. 19,647 4,777,954
Danaher Corp. 18,629 4,999,278
Medtronic plc 112,000 13,902,560
Zimmer Biomet Holdings, Inc. 21,201 3,409,545
27,089,337
Health Care Providers & Services 4.4%
Anthem, Inc. 11,736 4,480,805
CVS Health Corp. 105,546 8,806,758
HCA Healthcare, Inc. 17,354 3,587,766
McKesson Corp. 14,779 2,826,336
UnitedHealth Group, Inc. 8,369 3,351,282
23,052,947
Hotels, Restaurants & Leisure 1.2%
Aramark 106,537 3,968,503
Las Vegas Sands Corp.* 44,069 2,321,996
6,290,499
Independent Power and Renewable Electricity Producers
2.6%
AES Corp. (The) 149,588 3,899,759
Clearway Energy, Inc., Class
C(a) 157,867 4,180,318
NextEra Energy Partners
LP(a) 72,028 5,500,058
13,580,135
Insurance 3.7%
Aon plc, Class A(a) 25,647 6,123,478
Assurant, Inc.(a) 84,371 13,177,063
19,300,541
Interactive Media & Services 3.3%
Alphabet, Inc., Class A* 7,121 17,387,987
Media 1.3%
Comcast Corp., Class A 121,313 6,917,267
Metals & Mining 2.2%
Freeport-McMoRan, Inc. 97,289 3,610,395
Newmont Corp. 126,366 8,009,077
11,619,472
Oil, Gas & Consumable Fuels 8.6%
Devon Energy Corp. 302,139 8,819,437
Exxon Mobil Corp. 214,123 13,506,879
Hess Corp.(a) 86,826 7,581,646
Marathon Petroleum Corp. 158,550 9,579,591
Valero Energy Corp.(a) 70,269 5,486,604
44,974,157
Pharmaceuticals 3.0%
Eli Lilly & Co. 42,255 9,698,367
Organon & Co.* 97,473 2,949,533

52 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Viatris , Inc. 224,875 3,213,464
15,861,364
Road & Rail 1.0%
Union Pacific Corp. 23,619 5,194,527
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc. 56,574 8,056,138
QUALCOMM, Inc. 49,684 7,101,334
15,157,472
Software 0.5%
Dolby Laboratories, Inc., Class
A 28,924 2,842,940
Textiles, Apparel & Luxury Goods 0.5%
VF Corp. 31,409 2,576,794
Tobacco 1.7%
Philip Morris International, Inc. 87,851 8,706,913
Wireless Telecommunication Services 1.2%
Vodafone Group plc,
ADR-UK(a) 362,424 6,208,323
Total Common Stocks
(cost $317,631,867) 452,506,570
Purchased Options 1.6%
Number of
Contracts
Call Options 1.6%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
8/27/2021 at USD 165.00,
American Style
Notional Amount: USD
26,300,000
Exchange Traded
*
263 197,250
U.S. Treasury 30 Year Bond
8/27/2021 at USD 163.00,
American Style
Notional Amount: USD
26,300,000
Exchange Traded
*
263 328,750
Index Funds: 1.5%
S&P 500 E-Mini Index
9/17/2021 at USD 3,650.00,
American Style
Notional Amount: USD
26,859,375
Exchange Traded
*
125 4,115,625
S&P 500 E-Mini Index
9/17/2021 at USD 4,350.00,
American Style
Notional Amount: USD
26,859,375
Exchange Traded
*
125 449,375
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
9/17/2021 at USD 3,800.00,
American Style
Notional Amount: USD
26,859,375
Exchange Traded
*
125 3,233,750
Total Purchased Options
(cost $7,580,519) 8,324,750
Short-Term Investment 3.8%
Shares
U.S. Treasury Obligation 3.8%
U.S. Treasury Bills, 0.03%,
9/16/2021(a) 20,000,000 19,998,075
Total Short-Term Investment
(cost $19,998,717) 19,998,075
Repurchase Agreements 0.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,865,215,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,902,516.(b)(c) 1,865,212 1,865,212
MetLife, Inc.,
0.06%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,865,212) 2,865,212
Total Investments
(cost $348,076,315) — 92.3% 483,694,607
Other assets in excess of liabilities — 7.7% 40,084,971
NET ASSETS — 100.0%
$ 523,779,578

NVIT Mellon Dynamic U.S. Equity Income Fund - June 30, 2021 (Unaudited) - Statement of Investments - 53
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $38,118,164, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,865,212 and by $35,891,837 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
7/15/2021 – 2/15/2051, a total value of $38,757,049.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $2,865,212.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 789 9/2021 USD 61,490,715 (908,825)
S&P 500 E-Mini Index 87 9/2021 USD 18,655,410 220,910
U.S. Treasury Long Bond 246 9/2021 USD 39,544,500 885,081
197,166
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.9%
Shares Value ($)
Aerospace & Defense 2.0%
BAE Systems plc 262,179 1,895,447
General Dynamics Corp. 12,919 2,432,131
Huntington Ingalls Industries,
Inc. 12,900 2,718,675
Textron, Inc. 8,807 605,658
7,651,911
Airlines 0.8%
Southwest Airlines Co.* 55,541 2,948,672
Auto Components 0.8%
BorgWarner, Inc. 41,087 1,994,363
Bridgestone Corp.(a) 20,300 923,302
2,917,665
Automobiles 0.5%
Honda Motor Co. Ltd., ADR-JP 57,685 1,856,303
Banks 2.8%
CIT Group, Inc. 49,989 2,578,933
Commerce Bancshares, Inc.
(a) 6,130 457,053
Eastern Bankshares , Inc. 10,400 213,928
First Hawaiian, Inc.(a) 33,961 962,455
M&T Bank Corp. 12,108 1,759,413
Prosperity Bancshares, Inc. 13,739 986,460
Truist Financial Corp. 43,005 2,386,777
Westamerica Bancorp 18,569 1,077,559
10,422,578
Beverages 0.7%
Molson Coors Beverage Co.,
Class B*(a) 48,600 2,609,334
Biotechnology 0.4%
United Therapeutics Corp.* 8,525 1,529,470
Building Products 0.3%
Johnson Controls International
plc 15,254 1,046,882
Capital Markets 4.4%
Ameriprise Financial, Inc. 9,096 2,263,812
Bank of New York Mellon
Corp. (The) 89,131 4,566,181
Cboe Global Markets, Inc. 20,200 2,404,810
Northern Trust Corp. 34,068 3,938,942
State Street Corp. 14,377 1,182,940
T. Rowe Price Group, Inc. 10,664 2,111,152
16,467,837
Chemicals 1.2%
Axalta Coating Systems Ltd.* 147,364 4,493,128
Commercial Services & Supplies 0.6%
Republic Services, Inc. 20,917 2,301,079
Communications Equipment 0.8%
F5 Networks, Inc.* 9,937 1,854,840
Juniper Networks, Inc. 44,248 1,210,183
3,065,023
Construction & Engineering 0.4%
AECOM* 21,900 1,386,708
Consumer Finance 0.8%
Ally Financial, Inc. 59,800 2,980,432
Common Stocks
Shares Value ($)
Containers & Packaging 3.3%
Amcor plc 80,859 926,644
Berry Global Group, Inc.* 28,700 1,871,814
Graphic Packaging Holding
Co. 115,400 2,093,356
Packaging Corp. of America 8,870 1,201,176
Sealed Air Corp. 49,500 2,932,875
Sonoco Products Co. 49,469 3,309,476
12,335,341
Distributors 1.1%
Genuine Parts Co. 5,501 695,712
LKQ Corp.* 66,993 3,297,395
3,993,107
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 49,900 1,519,455
Electric Utilities 4.4%
Edison International 53,334 3,083,772
Evergy , Inc. 75,953 4,589,840
Eversource Energy 13,222 1,060,933
OGE Energy Corp. 133,600 4,495,640
Pinnacle West Capital Corp. 35,135 2,880,016
Xcel Energy, Inc. 6,999 461,094
16,571,295
Electrical Equipment 2.5%
Emerson Electric Co. 39,357 3,787,718
Hubbell, Inc. 12,511 2,337,555
nVent Electric plc 103,377 3,229,497
9,354,770
Electronic Equipment, Instruments & Components 1.7%
Flex Ltd.* 116,100 2,074,707
TE Connectivity Ltd. 6,905 933,625
Vontier Corp. 108,700 3,541,446
6,549,778
Energy Equipment & Services 0.9%
Baker Hughes Co.(a) 142,976 3,269,861
Equity Real Estate Investment Trusts (REITs) 4.2%
Equinix , Inc. 1,613 1,294,594
Essex Property Trust, Inc. 5,522 1,656,655
Gaming and Leisure
Properties, Inc. 68,001 3,150,486
Healthcare Trust of America,
Inc., Class A 55,624 1,485,161
Healthpeak Properties, Inc. 68,241 2,271,743
JBG SMITH Properties 108,881 3,430,840
MGM Growth Properties LLC,
Class A 52,708 1,930,167
Weyerhaeuser Co. 16,617 571,957
15,791,603
Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize NV 109,320 3,250,313
Sysco Corp. 12,677 985,637
4,235,950
Food Products 4.4%
Conagra Brands, Inc. 95,836 3,486,514
General Mills, Inc. 17,646 1,075,171
J M Smucker Co. (The) 11,565 1,498,477
Kellogg Co. 18,535 1,192,356

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Food Products
Kraft Heinz Co. (The) 72,300 2,948,394
Orkla ASA 133,560 1,360,543
Post Holdings, Inc.* 45,890 4,977,688
16,539,143
Gas Utilities 1.7%
Atmos Energy Corp. 14,639 1,406,954
Spire, Inc. 19,249 1,391,125
UGI Corp. 77,159 3,573,234
6,371,313
Health Care Equipment & Supplies 2.7%
Baxter International, Inc. 11,971 963,665
Becton Dickinson and Co. 7,925 1,927,281
Envista Holdings Corp.* 20,834 900,237
Koninklijke Philips NV, NYRS-
NL REG 15,765 783,521
Zimmer Biomet Holdings, Inc. 33,744 5,426,710
10,001,414
Health Care Providers & Services 6.9%
AmerisourceBergen Corp. 31,382 3,592,925
Cardinal Health, Inc. 51,048 2,914,331
Centene Corp.* 67,957 4,956,104
Henry Schein, Inc.* 36,112 2,679,149
Laboratory Corp. of America
Holdings* 10,699 2,951,319
McKesson Corp. 11,291 2,159,291
Quest Diagnostics, Inc.(a) 25,924 3,421,190
Universal Health Services,
Inc., Class B 23,163 3,391,758
26,066,067
Health Care Technology 0.9%
Cerner Corp. 44,046 3,442,635
Hotels, Restaurants & Leisure 0.5%
Sodexo SA* 19,761 1,845,218
Household Durables 0.7%
NVR, Inc.* 500 2,486,650
Household Products 0.7%
Kimberly-Clark Corp. 12,169 1,627,969
Reynolds Consumer Products,
Inc.(a) 33,763 1,024,707
2,652,676
Independent Power and Renewable Electricity Producers
1.2%
Vistra Corp. 243,300 4,513,215
Insurance 11.0%
Aflac, Inc. 53,825 2,888,250
Alleghany Corp.* 6,304 4,205,209
Allstate Corp. (The) 43,930 5,730,229
American International Group,
Inc. 31,100 1,480,360
Arch Capital Group Ltd.* 130,900 5,097,246
Arthur J Gallagher & Co. 5,101 714,548
Chubb Ltd. 22,733 3,613,183
Fidelity National Financial, Inc. 112,597 4,893,466
Hartford Financial Services
Group, Inc. (The) 14,120 875,016
Loews Corp. 76,700 4,191,655
Common Stocks
Shares Value ($)
Insurance
Markel Corp.* 2,800 3,322,788
Old Republic International
Corp. 59,500 1,482,145
Reinsurance Group of
America, Inc. 24,039 2,740,446
41,234,541
Interactive Media & Services 0.4%
IAC/InterActiveCorp* 10,400 1,603,368
Internet & Direct Marketing Retail 1.0%
eBay, Inc.(a) 55,900 3,924,739
IT Services 1.6%
Amdocs Ltd. 13,374 1,034,613
Euronet Worldwide, Inc.* 18,594 2,516,698
FleetCor Technologies, Inc.* 10,300 2,637,418
6,188,729
Leisure Products 0.3%
Polaris, Inc.(a) 8,800 1,205,248
Machinery 1.5%
Crane Co. 12,091 1,116,846
Cummins, Inc. 3,834 934,767
IMI plc 37,284 887,274
Oshkosh Corp. 12,523 1,560,867
PACCAR, Inc. 14,628 1,305,549
5,805,303
Media 4.2%
DISH Network Corp., Class A* 63,100 2,637,580
Fox Corp., Class A 53,200 1,975,316
Fox Corp., Class B 69,345 2,440,944
Liberty Broadband Corp.,
Class C* 28,005 4,863,348
Liberty Media Corp-Liberty
SiriusXM , Class C* 85,700 3,975,623
15,892,811
Metals & Mining 0.4%
Kinross Gold Corp. 236,600 1,502,410
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Annaly Capital Management,
Inc.(a) 373,400 3,315,792
Multiline Retail 2.0%
Dollar Tree, Inc.* 76,147 7,576,627
Multi-Utilities 2.8%
CenterPoint Energy, Inc.(a) 129,000 3,163,080
NiSource, Inc. 200,500 4,912,250
NorthWestern Corp. 42,547 2,562,180
10,637,510
Oil, Gas & Consumable Fuels 3.7%
Cimarex Energy Co. 11,969 867,154
ConocoPhillips 53,163 3,237,627
Devon Energy Corp. 32,245 941,232
EQT Corp.*(a) 87,500 1,947,750
HollyFrontier Corp. 45,000 1,480,500
Pioneer Natural Resources
Co. 10,772 1,750,665
Williams Cos., Inc. (The) 131,200 3,483,360
13,708,288

56 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.7%
Mondi plc 100,676 2,652,595
Pharmaceuticals 2.4%
Bausch Health Cos., Inc.* 68,900 2,020,148
Organon & Co.* 83,300 2,520,658
Perrigo Co. plc 35,900 1,646,015
Viatris , Inc. 206,000 2,943,740
9,130,561
Professional Services 0.4%
KBR, Inc.(a) 35,400 1,350,510
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*(a) 8,000 1,563,680
Road & Rail 0.3%
Heartland Express, Inc. 72,221 1,237,146
Software 2.2%
CDK Global, Inc. 80,879 4,018,878
Open Text Corp. 29,925 1,520,190
SS&C Technologies Holdings,
Inc. 35,100 2,529,306
8,068,374
Specialty Retail 2.1%
Advance Auto Parts, Inc. 17,375 3,564,308
O'Reilly Automotive, Inc.* 4,900 2,774,429
Ross Stores, Inc. 13,400 1,661,600
8,000,337
Technology Hardware, Storage & Peripherals 1.1%
HP, Inc. 69,387 2,094,793
NCR Corp.* 40,839 1,862,667
3,957,460
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc. 49,579 584,041
Trading Companies & Distributors 1.5%
AerCap Holdings NV* 46,800 2,396,628
Beacon Roofing Supply, Inc.* 10,715 570,574
MSC Industrial Direct Co., Inc.,
Class A(a) 29,566 2,652,957
5,620,159
Total Common Stocks
(cost $283,469,647) 363,976,742
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $618,910,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $631,287.(b)(c) 618,909 618,909
Total Repurchase Agreement
(cost $618,909) 618,909
Total Investments
(cost $284,088,556) — 97.1% 364,595,651
Other assets in excess of liabilities — 2.9% 10,914,117
NET ASSETS — 100.0%
$ 375,509,768
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $11,740,316, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $618,909 and by $11,545,948 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 2/15/2051, a total value of $12,164,857.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $618,909.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
JP Japan
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of June 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 4,878,099 EUR 4,089,792 Credit Suisse International 9/30/2021 19,304
USD 4,826,788 GBP 3,467,670 JPMorgan Chase Bank 9/30/2021 28,954
USD 1,684,630 JPY 186,316,709 Bank of America NA 9/30/2021 6,192
USD 1,213,559 NOK 10,416,745 UBS AG 9/30/2021 3,344
Total unrealized appreciation 57,794
GBP 83,695 USD 116,595 JPMorgan Chase Bank 9/30/2021 (795)
NOK 282,100 USD 33,117 UBS AG 9/30/2021 (342)
Total unrealized depreciation (1,137)
Net unrealized appreciation 56,657

NVIT Multi-Manager Mid Cap Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 57
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 0.6%
BWX Technologies, Inc. 6,295 365,865
Curtiss-Wright Corp. 3,054 362,693
Mercury Systems, Inc.* 3,796 251,599
980,157
Auto Components 2.9%
Dana, Inc.(a) 44,357 1,053,923
Fox Factory Holding Corp.*(a) 12,506 1,946,684
Patrick Industries, Inc. 6,933 506,109
Visteon Corp.* 9,695 1,172,513
4,679,229
Automobiles 0.3%
Thor Industries, Inc. 4,736 535,168
Banks 1.5%
Pinnacle Financial Partners,
Inc. 11,137 983,286
Silvergate Capital Corp., Class
A* 3,039 344,379
Synovus Financial Corp. 8,637 378,992
Triumph Bancorp, Inc.* 5,671 421,072
Western Alliance Bancorp 3,512 326,089
2,453,818
Beverages 0.2%
Celsius Holdings, Inc.* 5,268 400,842
Biotechnology 8.9%
Acceleron Pharma, Inc.* 5,885 738,509
Allakos , Inc.* 3,226 275,404
ALX Oncology Holdings,
Inc.*(a) 4,932 269,682
Apellis Pharmaceuticals,
Inc.*(a) 13,832 874,182
Arena Pharmaceuticals,
Inc.*(a) 3,850 262,570
Arrowhead Pharmaceuticals,
Inc.* 4,293 355,546
BioAtla , Inc.* 4,031 170,834
Biohaven Pharmaceutical
Holding Co. Ltd.* 2,251 218,527
Blueprint Medicines Corp.* 3,650 321,054
CareDx , Inc.*(a) 13,144 1,202,939
Celldex Therapeutics, Inc.*(a) 9,091 304,003
Deciphera Pharmaceuticals,
Inc.*(a) 7,430 272,012
Dicerna Pharmaceuticals, Inc.* 10,050 375,066
Dyne Therapeutics, Inc.*(a) 13,102 275,666
Fate Therapeutics, Inc.* 2,248 195,104
Halozyme Therapeutics,
Inc.*(a) 18,608 844,989
Heron Therapeutics, Inc.*(a) 17,527 272,019
Homology Medicines, Inc.*(a) 19,871 144,462
ImmunoGen , Inc.* 33,475 220,600
Insmed , Inc.*(a) 6,015 171,187
Intellia Therapeutics, Inc.* 1,600 259,056
KalVista Pharmaceuticals,
Inc.*(a) 8,490 203,420
Karuna Therapeutics, Inc.*(a) 2,211 252,032
Kodiak Sciences, Inc.*(a) 3,247 301,971
Kura Oncology, Inc.* 11,522 240,234
Common Stocks
Shares Value ($)
Biotechnology
Kymera Therapeutics, Inc.*(a) 5,509 267,187
Madrigal Pharmaceuticals,
Inc.* 2,784 271,189
Mersana Therapeutics, Inc.* 19,068 258,943
Mirati Therapeutics, Inc.* 1,548 250,049
PTC Therapeutics, Inc.* 6,632 280,335
Radius Health, Inc.*(a) 12,995 237,029
RAPT Therapeutics, Inc.*(a) 6,736 214,137
REVOLUTION Medicines,
Inc.*(a) 4,309 136,768
Rocket Pharmaceuticals,
Inc.*(a) 6,979 309,100
Syndax Pharmaceuticals,
Inc.*(a) 11,989 205,851
TCR2 Therapeutics, Inc.* 10,849 178,032
TG Therapeutics, Inc.*(a) 20,468 793,954
Turning Point Therapeutics,
Inc.* 3,772 294,291
Ultragenyx Pharmaceutical,
Inc.* 6,071 578,870
Veracyte , Inc.* 23,029 920,699
Y- mAbs Therapeutics, Inc.*(a) 8,087 273,341
14,490,843
Building Products 3.1%
Advanced Drainage Systems,
Inc. 16,733 1,950,566
Armstrong World Industries,
Inc. 2,979 319,528
AZEK Co., Inc. (The)* 12,859 545,993
Builders FirstSource , Inc.* 10,767 459,320
Trex Co., Inc.* 18,083 1,848,263
5,123,670
Capital Markets 2.6%
Artisan Partners Asset
Management, Inc., Class A 6,924 351,878
Cohen & Steers, Inc. 6,887 565,354
Evercore , Inc., Class A 5,729 806,471
Hamilton Lane, Inc., Class A 13,973 1,273,220
LPL Financial Holdings, Inc. 5,828 786,663
Stifel Financial Corp. 7,235 469,262
4,252,848
Chemicals 1.9%
Amyris , Inc.*(a) 8,142 133,284
Axalta Coating Systems Ltd.* 13,334 406,554
Danimer Scientific, Inc.*(a) 8,414 210,771
Element Solutions, Inc. 40,175 939,291
Ingevity Corp.* 3,916 318,606
Olin Corp. 25,180 1,164,827
3,173,333
Commercial Services & Supplies 1.2%
Casella Waste Systems, Inc.,
Class A* 14,376 911,870
Clean Harbors, Inc.* 2,790 259,860
Tetra Tech, Inc. 4,554 555,770
Viad Corp.* 4,800 239,280
1,966,780

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Communications Equipment 0.3%
Lumentum Holdings, Inc.*(a) 5,152 422,619
Consumer Finance 0.3%
OneMain Holdings, Inc. 8,388 502,525
Containers & Packaging 0.3%
Ranpak Holdings Corp.* 18,314 458,399
Diversified Consumer Services 0.1%
Mister Car Wash, Inc.* 9,900 213,147
Diversified Telecommunication Services 0.7%
Bandwidth, Inc., Class A*(a) 8,036 1,108,325
Electrical Equipment 0.9%
EnerSys 3,083 301,302
Regal Beloit Corp. 7,105 948,588
Stem, Inc.*(a) 6,996 251,926
1,501,816
Electronic Equipment, Instruments & Components 1.7%
II-VI, Inc.*(a) 9,960 722,997
Insight Enterprises, Inc.* 5,016 501,650
Novanta , Inc.* 5,699 767,997
Rogers Corp.* 3,755 754,004
2,746,648
Entertainment 0.7%
Zynga, Inc., Class A*(a) 103,126 1,096,229
Equity Real Estate Investment Trusts (REITs) 1.5%
Essential Properties Realty
Trust, Inc.(a) 18,069 488,586
Independence Realty Trust,
Inc. 24,475 446,179
PS Business Parks, Inc. 3,580 530,126
Rexford Industrial Realty, Inc.
(a) 8,574 488,289
Ryman Hospitality Properties,
Inc.* 5,911 466,733
2,419,913
Food & Staples Retailing 0.5%
Performance Food Group Co.* 15,625 757,656
Food Products 2.2%
Freshpet , Inc.* 17,181 2,799,816
Hostess Brands, Inc.*(a) 16,890 273,449
Lancaster Colony Corp. 705 136,425
Simply Good Foods Co. (The)* 11,408 416,506
3,626,196
Health Care Equipment & Supplies 6.8%
AtriCure , Inc.* 6,326 501,841
Axonics , Inc.* 13,656 865,927
Cardiovascular Systems,
Inc.*(a) 6,678 284,817
CryoPort , Inc.*(a) 12,198 769,694
Figs, Inc., Class A*(a) 12,312 616,831
Glaukos Corp.*(a) 4,160 352,893
Globus Medical, Inc., Class
A*(a) 18,271 1,416,551
Inari Medical, Inc.* 6,594 615,088
Integer Holdings Corp.*(a) 5,599 527,426
Integra LifeSciences Holdings
Corp.* 8,354 570,077
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 3,982 965,436
Nevro Corp.* 3,187 528,373
OraSure Technologies, Inc.*(a) 13,418 136,058
Penumbra, Inc.* 3,385 927,693
Shockwave Medical, Inc.* 2,229 422,908
Tandem Diabetes Care, Inc.* 16,568 1,613,723
11,115,336
Health Care Providers & Services 3.5%
1Life Healthcare, Inc.*(a) 6,938 229,370
AdaptHealth Corp.*(a) 15,543 426,033
Amedisys , Inc.* 6,260 1,533,262
Covetrus , Inc.* 12,592 339,984
LHC Group, Inc.* 3,157 632,221
ModivCare , Inc.*(a) 3,784 643,545
Owens & Minor, Inc. 2,200 93,126
R1 RCM, Inc.* 29,893 664,820
Signify Health, Inc., Class
A*(a) 11,130 338,686
Surgery Partners, Inc.*(a) 13,327 887,845
5,788,892
Health Care Technology 2.6%
Doximity , Inc., Class A* 2,853 166,045
Health Catalyst, Inc.*(a) 8,482 470,836
Inspire Medical Systems, Inc.* 9,254 1,788,428
Omnicell , Inc.* 6,659 1,008,506
Phreesia , Inc.* 12,855 788,011
4,221,826
Hotels, Restaurants & Leisure 5.4%
BJ's Restaurants, Inc.* 8,124 399,213
Bloomin ' Brands, Inc.* 31,907 865,956
Boyd Gaming Corp.* 16,136 992,203
Churchill Downs, Inc. 8,188 1,623,353
GAN Ltd.*(a) 17,769 292,122
Penn National Gaming, Inc.* 5,049 386,198
Red Rock Resorts, Inc., Class
A* 15,269 648,933
Texas Roadhouse, Inc. 12,222 1,175,756
Travel + Leisure Co. 14,989 891,096
Wingstop , Inc. 9,901 1,560,695
8,835,525
Household Durables 0.8%
TopBuild Corp.* 6,709 1,326,906
Insurance 0.8%
James River Group Holdings
Ltd. 7,967 298,922
Kemper Corp.(a) 4,045 298,925
Kinsale Capital Group, Inc. 4,066 669,955
1,267,802
Internet & Direct Marketing Retail 0.3%
Shutterstock , Inc. 5,254 515,785
IT Services 3.3%
Concentrix Corp.* 3,915 629,532
ExlService Holdings, Inc.* 6,573 698,447
Globant SA* 5,034 1,103,352
LiveRamp Holdings, Inc.* 7,015 328,653
Paymentus Holdings, Inc.,
Class A*(a) 4,730 167,915

60 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services
Perficient , Inc.*(a) 9,086 730,696
Repay Holdings Corp.*(a) 18,324 440,509
Shift4 Payments, Inc., Class
A*(a) 6,803 637,577
Verra Mobility Corp.*(a) 39,656 609,513
5,346,194
Leisure Products 1.0%
YETI Holdings, Inc.* 17,765 1,631,182
Life Sciences Tools & Services 4.0%
Berkeley Lights, Inc.* 5,891 263,976
Bio- Techne Corp. 2,661 1,198,142
Medpace Holdings, Inc.* 8,379 1,479,983
NanoString Technologies,
Inc.*(a) 6,250 404,937
NeoGenomics , Inc.*(a) 21,529 972,465
Quanterix Corp.* 4,856 284,853
Repligen Corp.* 9,213 1,839,099
6,443,455
Machinery 7.1%
Altra Industrial Motion Corp.(a) 15,947 1,036,874
Chart Industries, Inc.*(a) 8,808 1,288,787
Federal Signal Corp. 21,717 873,675
Hydrofarm Holdings Group,
Inc.*(a) 12,190 720,551
ITT, Inc. 20,606 1,887,304
John Bean Technologies Corp. 5,016 715,382
Kornit Digital Ltd.* 15,455 1,921,520
Proterra , Inc.*(a) 15,467 264,640
REV Group, Inc. 41,886 657,191
Rexnord Corp. 9,899 495,346
SPX Corp.* 15,836 967,263
SPX FLOW, Inc. 6,957 453,875
Xometry , Inc., Class A* 2,814 245,915
11,528,323
Media 0.8%
Cardlytics, Inc.*(a) 7,615 966,572
Magnite , Inc.*(a) 9,685 327,740
1,294,312
Metals & Mining 0.3%
Allegheny Technologies,
Inc.*(a) 21,496 448,192
Multiline Retail 0.4%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 8,173 687,595
Oil, Gas & Consumable Fuels 0.2%
Matador Resources Co. 7,046 253,727
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. 16,969 1,023,061
Personal Products 0.1%
BellRing Brands, Inc., Class A* 7,001 219,411
Pharmaceuticals 0.8%
Aclaris Therapeutics, Inc.*(a) 13,076 229,615
Arvinas , Inc.* 3,571 274,967
Reata Pharmaceuticals, Inc.,
Class A*(a) 1,927 272,728
Revance Therapeutics, Inc.* 10,549 312,672
Common Stocks
Shares Value ($)
Pharmaceuticals
Theravance Biopharma,
Inc.*(a) 14,454 209,872
1,299,854
Professional Services 1.6%
ASGN, Inc.* 6,241 604,940
CACI International, Inc., Class
A* 2,580 658,210
Exponent, Inc. 4,724 421,428
Insperity , Inc. 5,751 519,718
Science Applications
International Corp. 4,369 383,292
2,587,588
Road & Rail 0.7%
Marten Transport Ltd. 11,852 195,439
Saia, Inc.* 4,838 1,013,513
1,208,952
Semiconductors & Semiconductor Equipment 6.3%
Ambarella , Inc.* 8,603 917,338
Axcelis Technologies, Inc.* 8,375 338,517
Cirrus Logic, Inc.* 5,305 451,561
Entegris , Inc. 8,038 988,433
FormFactor , Inc.* 13,942 508,325
Lattice Semiconductor Corp.* 49,321 2,770,854
MACOM Technology Solutions
Holdings, Inc.* 15,861 1,016,373
MKS Instruments, Inc. 5,765 1,025,882
Nova Measuring Instruments
Ltd.* 5,685 584,930
Power Integrations, Inc. 13,565 1,113,144
Synaptics , Inc.*(a) 4,053 630,566
10,345,923
Software 13.0%
Alarm.com Holdings, Inc.*(a) 5,765 488,296
Avalara, Inc.* 8,056 1,303,461
Bill.com Holdings, Inc.* 4,034 738,948
Blackbaud , Inc.* 5,110 391,273
Cerence , Inc.*(a) 9,126 973,835
Clear Secure, Inc., Class A* 1,317 52,680
CyberArk Software Ltd.*(a) 6,375 830,471
Digital Turbine, Inc.*(a) 9,050 688,071
Everbridge , Inc.* 2,782 378,575
Five9, Inc.* 9,362 1,716,897
J2 Global, Inc.*(a) 5,051 694,765
Lightspeed POS, Inc.* 11,773 984,341
Manhattan Associates, Inc.* 15,536 2,250,234
Medallia , Inc.* 11,765 397,069
Mimecast Ltd.* 6,920 367,106
Momentive Global, Inc.* 11,517 242,663
Monday.com Ltd.* 952 212,858
Paylocity Holding Corp.* 5,539 1,056,841
Q2 Holdings, Inc.*(a) 12,178 1,249,219
Rapid7, Inc.*(a) 7,104 672,252
SailPoint Technologies
Holdings, Inc.* 17,174 877,076
SentinelOne , Inc., Class A* 600 25,500
Sprinklr , Inc., Class A* 8,500 175,015
Sprout Social, Inc., Class A* 22,864 2,044,499
Telos Corp.*(a) 12,788 434,920

NVIT Multi-Manager Small Cap Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc.* 35,049 2,019,523
21,266,388
Specialty Retail 2.7%
American Eagle Outfitters, Inc.
(a) 30,678 1,151,346
Boot Barn Holdings, Inc.* 6,124 514,722
Floor & Decor Holdings, Inc.,
Class A* 4,473 472,796
Foot Locker, Inc. 9,354 576,487
Lithia Motors, Inc., Class A 5,038 1,731,258
4,446,609
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.* 1,335 512,734
Oxford Industries, Inc. 4,843 478,682
PVH Corp.* 4,163 447,897
Under Armour , Inc., Class
C*(a) 15,434 286,609
1,725,922
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 32,070 436,152
Trading Companies & Distributors 2.3%
Applied Industrial
Technologies, Inc. 5,323 484,713
Boise Cascade Co. 4,295 250,613
Herc Holdings, Inc.* 12,096 1,355,599
SiteOne Landscape Supply,
Inc.* 6,258 1,059,229
Textainer Group Holdings Ltd.* 16,526 558,083
3,708,237
Total Common Stocks
(cost $104,441,268) 161,883,310
Repurchase Agreements 1.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,528,777,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,559,350.(b)(c) 1,528,774 1,528,774
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$1,020,001.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,528,774) 2,528,774
Total Investments
(cost $106,970,042) — 100.8% 164,412,084
Liabilities in excess of other assets — (0.8)% (1,369,143)
NET ASSETS — 100.0%
$ 163,042,941

62 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $24,018,906, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,528,774 and by $22,177,967 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 5/15/2051, a total value of $24,706,741.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $2,528,774.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Cap Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks 96.5%
Shares Value ($)
Aerospace & Defense 1.4%
Astronics Corp.* 25,752 450,917
Textron, Inc. 5,441 374,178
Triumph Group, Inc.* 44,914 931,965
Vectrus , Inc.* 35,591 1,693,776
3,450,836
Air Freight & Logistics 0.2%
Echo Global Logistics, Inc.* 15,213 467,647
Radiant Logistics, Inc.* 18,988 131,587
599,234
Airlines 0.2%
SkyWest, Inc.* 8,955 385,692
Auto Components 3.6%
American Axle &
Manufacturing Holdings,
Inc.* 116,116 1,201,801
Cooper-Standard Holdings,
Inc.* 16,936 491,144
Dorman Products, Inc.* 24,636 2,554,014
Goodyear Tire & Rubber Co.
(The)* 117,703 2,018,606
Modine Manufacturing Co.* 44,836 743,829
Strattec Security Corp.*(a) 1,730 76,916
Tenneco, Inc., Class A* 90,663 1,751,609
8,837,919
Banks 5.9%
1st Source Corp. 1,054 48,969
Amalgamated Financial Corp. 8,513 133,058
Amerant Bancorp, Inc.*(a) 2,615 55,909
American National
Bankshares , Inc. 1,100 34,199
Associated Banc-Corp. 25,619 524,677
Atlantic Capital Bancshares,
Inc.* 9,972 253,887
Banc of California, Inc. 27,143 476,088
Bank of Marin Bancorp 3,540 112,926
Bank of Princeton (The) 211 6,049
Bankwell Financial Group, Inc. 1,958 54,119
Banner Corp. 7,314 396,492
BayCom Corp.* 3,201 57,458
BCB Bancorp, Inc. 3,196 42,986
Business First Bancshares,
Inc. 1,223 28,068
Byline Bancorp, Inc. 4,565 103,306
Cadence Bancorp 43,609 910,556
Camden National Corp. 1,200 57,312
Capital Bancorp, Inc.* 3,073 62,843
Capital City Bank Group, Inc. 3,672 94,701
Capstar Financial Holdings,
Inc. 7,212 147,846
Carter Bankshares , Inc.* 4,632 57,946
CBTX, Inc. 7,631 208,403
Central Pacific Financial Corp. 26,516 691,007
Central Valley Community
Bancorp 4,004 80,681
Chemung Financial Corp. 843 37,353
CNB Financial Corp. 2,663 60,770
Community Trust Bancorp, Inc. 6,849 276,563
Eagle Bancorp Montana, Inc. 1,100 25,300
Common Stocks
Shares Value ($)
Banks
Eagle Bancorp, Inc.(a) 23,620 1,324,610
Esquire Financial Holdings,
Inc.* 1,000 23,700
Evans Bancorp, Inc. 316 11,723
FB Financial Corp. 9,159 341,814
Financial Institutions, Inc. 6,112 183,360
First Bancorp/PR 57,007 679,523
First Business Financial
Services, Inc. 801 21,683
First Financial Corp. 4,461 182,098
First Internet Bancorp 2,632 81,539
First Western Financial, Inc.* 920 23,819
Great Southern Bancorp, Inc. 3,899 210,156
Guaranty Bancshares, Inc. 3,052 103,982
Hanmi Financial Corp. 19,295 367,763
HarborOne Bancorp, Inc. 23,385 335,341
HBT Financial, Inc. 6,215 108,203
Heartland Financial USA, Inc. 3,358 157,792
Heritage Financial Corp. 1,806 45,186
Hilltop Holdings, Inc.(a) 18,014 655,710
Hope Bancorp, Inc. 5,362 76,033
Independent Bank Corp./MI 9,722 211,065
Investar Holding Corp. 1,350 30,901
Lakeland Bancorp, Inc. 14,935 261,064
Level One Bancorp, Inc. 1,773 48,403
Macatawa Bank Corp. 3,688 32,270
Meridian Corp. 1,841 48,326
Metropolitan Bank Holding
Corp.* 2,345 141,216
Midland States Bancorp, Inc. 7,844 206,062
MidWestOne Financial Group,
Inc. 4,344 124,977
Nicolet Bankshares , Inc.* 3,688 259,414
Northeast Bank 2,200 65,714
Northrim Bancorp, Inc. 3,605 154,114
OceanFirst Financial Corp. 2,720 56,685
OFG Bancorp 31,207 690,299
Old Second Bancorp, Inc. 6,402 79,385
PCB Bancorp 1,450 23,345
Peapack -Gladstone Financial
Corp. 5,163 160,414
Preferred Bank 2,375 150,266
Primis Financial Corp. 5,970 91,102
Professional Holding Corp.,
Class A* 2,038 36,725
QCR Holdings, Inc. 6,533 314,172
RBB Bancorp 5,509 133,428
Shore Bancshares, Inc. 3,267 54,722
Sierra Bancorp 2,845 72,405
SmartFinancial , Inc. 3,843 92,270
South Plains Financial, Inc. 1,860 43,022
Southern First Bancshares,
Inc.* 2,525 129,179
Spirit of Texas Bancshares,
Inc.(a) 1,000 22,840
UMB Financial Corp. 8,064 750,436
14,457,728
Beverages 0.6%
Primo Water Corp. 89,886 1,503,793

64 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology 1.2%
AnaptysBio , Inc.* 2,593 67,236
Applied Genetic Technologies
Corp.* 24,961 97,598
Beyondspring , Inc.*(a) 1,384 14,449
Bluebird Bio, Inc.* 38,659 1,236,315
Concert Pharmaceuticals, Inc.* 16,821 70,985
CytomX Therapeutics, Inc.* 26,845 169,929
Enanta Pharmaceuticals, Inc.* 2,649 116,582
Gossamer Bio, Inc.*(a) 45,941 373,041
Homology Medicines, Inc.* 59,300 431,111
NextCure , Inc.* 4,417 35,468
Poseida Therapeutics, Inc.*(a) 11,000 110,220
Selecta Biosciences, Inc.* 57,298 239,506
2,962,440
Building Products 1.2%
American Woodmark Corp.* 20,067 1,639,273
Apogee Enterprises, Inc. 17,926 730,126
Quanex Building Products
Corp. 20,857 518,088
2,887,487
Capital Markets 5.1%
Blucora , Inc.* 35,253 610,229
Cowen, Inc., Class A(a) 27,536 1,130,353
Focus Financial Partners, Inc.,
Class A* 131,829 6,393,707
StoneX Group, Inc.* 6,049 366,993
Virtus Investment Partners,
Inc. 14,500 4,027,665
12,528,947
Chemicals 3.7%
AdvanSix , Inc.* 18,522 553,067
American Vanguard Corp. 4,213 73,770
Ashland Global Holdings, Inc.
(a) 6,006 525,525
Chase Corp.(a) 9,436 968,228
Element Solutions, Inc. 167,117 3,907,196
Huntsman Corp. 7,201 190,971
Kraton Corp.* 15,808 510,440
Olin Corp. 1,966 90,947
Rayonier Advanced Materials,
Inc.* 5,500 36,795
Stepan Co. 7,271 874,483
Trinseo SA(a) 21,991 1,315,941
9,047,363
Commercial Services & Supplies 6.8%
ACCO Brands Corp. 60,541 522,469
CECO Environmental Corp.* 5,519 39,516
CoreCivic , Inc.*(a) 145,461 1,522,977
Healthcare Services Group,
Inc.(a) 87,810 2,772,162
Interface, Inc. 41,850 640,305
Kimball International, Inc.,
Class B 30,576 402,074
Pitney Bowes, Inc. 72,975 639,991
RR Donnelley & Sons Co.* 43,210 271,359
SP Plus Corp.* 74,731 2,286,021
Steelcase, Inc., Class A 54,748 827,242
UniFirst Corp. 20,101 4,716,499
Common Stocks
Shares Value ($)
Commercial Services & Supplies
US Ecology, Inc.*(a) 54,266 2,036,060
16,676,675
Communications Equipment 1.7%
ADTRAN, Inc. 24,333 502,476
CalAmp Corp.* 5,900 75,048
Comtech Telecommunications
Corp. 23,790 574,766
DZS, Inc.* 2,682 55,652
NETGEAR, Inc.* 26,702 1,023,221
NetScout Systems, Inc.*(a) 21,767 621,230
PC-Tel, Inc.* 1,536 10,061
Plantronics, Inc.*(a) 25,253 1,053,808
Ribbon Communications, Inc.* 39,020 296,942
4,213,204
Construction & Engineering 2.6%
API Group Corp. Reg. S*(a)(b) 53,646 1,120,665
Argan , Inc. 5,189 247,982
EMCOR Group, Inc.(a) 28,389 3,497,241
Matrix Service Co.* 13,960 146,580
Orion Group Holdings, Inc.* 12,459 71,639
Primoris Services Corp. 26,658 784,545
Tutor Perini Corp.* 35,573 492,686
6,361,338
Consumer Finance 1.2%
Elevate Credit, Inc.*(a) 20,749 74,074
Enova International, Inc.* 17,888 611,948
EZCORP, Inc., Class A*(a) 31,279 188,612
Green Dot Corp., Class A* 17,128 802,447
LendingClub Corp.* 65,813 1,193,190
Regional Management Corp. 1,015 47,238
2,917,509
Containers & Packaging 0.1%
O-I Glass, Inc.* 9,307 151,983
Diversified Consumer Services 0.8%
Adtalem Global Education,
Inc.* 31,870 1,135,847
American Public Education,
Inc.* 16,539 468,715
Carriage Services, Inc. 8,060 297,978
Universal Technical Institute,
Inc.* 9,530 61,850
1,964,390
Diversified Financial Services 0.2%
Alerus Financial Corp. 840 24,368
Voya Financial, Inc.(a) 6,274 385,851
410,219
Electric Utilities 0.7%
Portland General Electric Co. 36,149 1,665,746
Electrical Equipment 1.5%
EnerSys 33,579 3,281,676
LSI Industries, Inc. 10,174 81,494
Powell Industries, Inc.(a) 7,596 235,096
3,598,266
Electronic Equipment, Instruments & Components 3.2%
Arlo Technologies, Inc.* 63,954 432,969
Avnet, Inc. 6,588 264,047

NVIT Multi-Manager Small Cap Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class B 5,768 83,059
Belden, Inc. 16,281 823,330
Benchmark Electronics, Inc. 23,376 665,281
Daktronics, Inc.* 23,764 156,605
ePlus , Inc.* 59,158 5,128,407
PC Connection, Inc. 5,093 235,653
ScanSource , Inc.* 4,748 133,561
7,922,912
Energy Equipment & Services 0.2%
Bristow Group, Inc.* 4,900 125,489
Exterran Corp.* 11,068 52,683
Nabors Industries Ltd.*(a) 2,208 252,242
Newpark Resources, Inc.* 36,052 124,740
555,154
Entertainment 0.1%
Madison Square Garden
Sports Corp., Class A* 885 152,724
Equity Real Estate Investment Trusts (REITs) 3.5%
Armada Hoffler Properties, Inc. 17,138 227,764
Centerspace 8,903 702,447
CorePoint Lodging, Inc.* 33,668 360,248
CTO Realty Growth, Inc. 4,029 215,632
Equity Commonwealth 59,446 1,557,485
Franklin Street Properties
Corp. 31,329 164,790
Gaming and Leisure
Properties, Inc. 22,139 1,025,700
GEO Group, Inc. (The)(a) 85,857 611,302
Industrial Logistics Properties
Trust 8,940 233,691
iStar , Inc.(a) 19,000 393,870
National Health Investors, Inc. 3,097 207,654
NETSTREIT Corp. 2,550 58,803
Piedmont Office Realty Trust,
Inc., Class A 36,346 671,311
PotlatchDeltic Corp. 17,794 945,751
Retail Opportunity Investments
Corp. 4,281 75,602
Retail Value, Inc. 13,375 290,906
Spirit Realty Capital, Inc. 13,132 628,235
Whitestone REIT 30,327 250,198
8,621,389
Food & Staples Retailing 1.7%
Albertsons Cos., Inc., Class
A(a) 17,220 338,545
Andersons, Inc. (The) 18,147 554,028
Grocery Outlet Holding
Corp.*(a) 77,900 2,700,014
Rite Aid Corp.*(a) 21,286 346,962
SpartanNash Co. 10,367 200,187
4,139,736
Food Products 0.3%
Fresh Del Monte Produce, Inc. 14,032 461,372
Landec Corp.* 12,359 139,039
Pilgrim's Pride Corp.* 4,600 102,028
Post Holdings, Inc.* 875 94,911
797,350
Common Stocks
Shares Value ($)
Gas Utilities 0.5%
Northwest Natural Holding Co. 3,160 165,963
Southwest Gas Holdings, Inc. 14,658 970,213
1,136,176
Health Care Equipment & Supplies 1.9%
AngioDynamics , Inc.* 13,414 363,922
ICU Medical, Inc.* 7,812 1,607,710
Invacare Corp.* 26,275 212,039
LivaNova plc* 14,088 1,184,942
Orthofix Medical, Inc.*(a) 4,765 191,124
Varex Imaging Corp.*(a) 35,731 958,305
4,518,042
Health Care Providers & Services 1.6%
Addus HomeCare Corp.* 41,800 3,646,632
Molina Healthcare, Inc.* 1,380 349,223
3,995,855
Health Care Technology 1.0%
Allscripts Healthcare Solutions,
Inc.*(a) 88,646 1,640,837
Castlight Health, Inc., Class B* 105,524 277,528
Computer Programs &
Systems, Inc. 7,968 264,777
NextGen Healthcare, Inc.* 10,750 178,343
2,361,485
Hotels, Restaurants & Leisure 2.6%
Bluegreen Vacations Holding
Corp.* 2,700 48,600
Del Taco Restaurants, Inc. 42,795 428,378
International Game
Technology plc*(a) 86,150 2,064,154
PlayAGS , Inc.* 26,531 262,657
Wyndham Hotels & Resorts,
Inc. 48,000 3,469,920
6,273,709
Household Durables 0.4%
Bassett Furniture Industries,
Inc. 7,227 175,978
Beazer Homes USA, Inc.* 43,367 836,549
Casper Sleep, Inc.* 3,700 30,488
1,043,015
Household Products 0.1%
Spectrum Brands Holdings,
Inc. 2,221 188,874
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 10,350 191,992
Insurance 5.0%
American Equity Investment
Life Holding Co. 16,790 542,653
Argo Group International
Holdings Ltd. 4,772 247,333
Brighthouse Financial, Inc.* 10,592 482,360
CNO Financial Group, Inc. 66,952 1,581,406
Donegal Group, Inc., Class A 5,818 84,768
Employers Holdings, Inc. 19,803 847,568
Enstar Group Ltd.*(a) 17,647 4,216,221
First American Financial Corp. 8,178 509,898

66 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
Genworth Financial, Inc.,
Class A* 228,300 890,370
Global Indemnity Group LLC,
Class A 1,455 38,339
Greenlight Capital Re Ltd.,
Class A* 15,393 140,538
Heritage Insurance Holdings,
Inc. 23,963 205,603
Horace Mann Educators Corp. 1,900 71,098
James River Group Holdings
Ltd. 10,026 376,176
Reinsurance Group of
America, Inc. 3,663 417,582
SiriusPoint Ltd.* 37,129 373,889
State Auto Financial Corp. 5,605 95,958
Stewart Information Services
Corp. 7,587 430,107
United Fire Group, Inc. 6,763 187,538
United Insurance Holdings
Corp. 7,135 40,669
Universal Insurance Holdings,
Inc. 10,276 142,631
Unum Group 6,830 193,972
12,116,677
Interactive Media & Services 0.7%
TrueCar , Inc.* 74,080 418,552
Yelp, Inc.* 33,925 1,355,643
1,774,195
IT Services 2.3%
Cass Information Systems,
Inc. 33,422 1,361,946
Information Services Group,
Inc. 9,200 53,820
Unisys Corp.* 21,960 555,808
Verra Mobility Corp.*(a) 242,908 3,733,496
5,705,070
Leisure Products 0.6%
Vista Outdoor, Inc.*(a) 32,657 1,511,366
Machinery 3.0%
AGCO Corp. 10,031 1,307,842
Crane Co. 42,768 3,950,480
Graham Corp. 500 6,880
Hyster -Yale Materials
Handling, Inc. 8,952 653,317
Manitowoc Co., Inc. (The)* 48,754 1,194,473
Park-Ohio Holdings Corp. 4,200 134,988
Wabash National Corp. 12,540 200,640
7,448,620
Marine 0.2%
Genco Shipping & Trading Ltd. 29,481 556,601
Media 2.7%
comScore, Inc.* 56,699 283,495
Cumulus Media, Inc., Class A* 9,028 132,260
Entravision Communications
Corp., Class A 36,927 246,672
Gray Television, Inc. 60,902 1,425,107
Common Stocks
Shares Value ($)
Media
Hemisphere Media Group,
Inc.* 142,109 1,676,886
iHeartMedia , Inc., Class A* 54,650 1,471,725
News Corp., Class A 7,527 193,971
TEGNA, Inc. 55,044 1,032,625
WideOpenWest , Inc.* 7,600 157,396
6,620,137
Metals & Mining 0.7%
Olympic Steel, Inc.(a) 6,668 195,972
Ryerson Holding Corp.* 21,201 309,535
Schnitzer Steel Industries,
Inc., Class A 10,747 527,140
SunCoke Energy, Inc. 82,586 589,664
1,622,311
Multiline Retail 0.8%
Dillard's, Inc., Class A(a) 10,237 1,851,669
Oil, Gas & Consumable Fuels 4.1%
Antero Resources Corp.* 103,474 1,555,214
APA Corp. 8,248 178,404
Arch Resources, Inc.* 18,618 1,060,854
Berry Corp. 37,394 251,288
Bonanza Creek Energy, Inc. 21,763 1,024,384
Delek US Holdings, Inc. 44,302 957,809
DHT Holdings, Inc. 97,479 632,639
Dorian LPG Ltd.* 28,015 395,572
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
International Seaways, Inc. 28,529 547,186
Ovintiv , Inc. 20,100 632,547
Par Pacific Holdings, Inc.* 18,377 309,101
Peabody Energy Corp.*(a) 56,338 446,760
Plains GP Holdings LP, Class
A* 22,281 266,035
REX American Resources
Corp.* 3,551 320,229
SFL Corp. Ltd. 9,413 72,010
Targa Resources Corp. 8,762 389,471
World Fuel Services Corp. 32,468 1,030,210
10,069,713
Paper & Forest Products 0.3%
Clearwater Paper Corp.* 14,260 413,112
Verso Corp., Class A 21,726 384,550
797,662
Personal Products 1.5%
Inter Parfums , Inc. 49,500 3,564,000
Pharmaceuticals 0.3%
Assertio Holdings, Inc.*(a) 950 1,482
Endo International plc* 101,956 477,154
Lannett Co., Inc.* 21,223 99,111
Recro Pharma, Inc.* 8,800 20,328
Theravance Biopharma,
Inc.*(a) 5,405 78,481
676,556
Professional Services 1.0%
Acacia Research Corp.* 41,974 283,744
GP Strategies Corp.* 1,400 22,008
Kelly Services, Inc., Class A* 31,395 752,538

NVIT Multi-Manager Small Cap Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Professional Services
ManpowerGroup , Inc. 4,215 501,206
Resources Connection, Inc. 17,700 254,172
TrueBlue , Inc.* 25,429 714,809
2,528,477
Real Estate Management & Development 2.7%
Cushman & Wakefield plc* 146,374 2,557,154
Forestar Group, Inc.* 9,800 204,918
Jones Lang LaSalle, Inc.* 11,217 2,192,475
Kennedy-Wilson Holdings, Inc. 18,729 372,145
Realogy Holdings Corp.*(a) 66,340 1,208,715
6,535,407
Road & Rail 2.1%
AMERCO 673 396,666
ArcBest Corp. 20,004 1,164,033
Covenant Logistics Group,
Inc.* 9,200 190,256
Landstar System, Inc. 18,827 2,975,043
Ryder System, Inc. 1,953 145,166
US Xpress Enterprises, Inc.,
Class A*(a) 32,090 275,974
USA Truck, Inc.* 6,144 98,734
5,245,872
Semiconductors & Semiconductor Equipment 2.4%
Alpha & Omega
Semiconductor Ltd.* 11,940 362,857
Cirrus Logic, Inc.* 3,889 331,032
CMC Materials, Inc. 23,613 3,559,424
GSI Technology, Inc.* 2,300 12,926
NeoPhotonics Corp.* 50,615 516,779
Veeco Instruments, Inc.* 45,212 1,086,896
5,869,914
Software 1.3%
Manhattan Associates, Inc.* 21,000 3,041,640
SecureWorks Corp., Class
A*(a) 5,200 96,356
Synchronoss Technologies,
Inc.* 36,776 132,026
3,270,022
Specialty Retail 2.7%
America's Car-Mart, Inc.* 29,285 4,150,270
Container Store Group, Inc.
(The)* 10,419 135,864
ODP Corp. (The)* 21,427 1,028,710
Signet Jewelers Ltd.* 14,207 1,147,784
Tilly's, Inc., Class A 15,900 254,082
6,716,710
Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc.*(a) 8,234 105,725
Super Micro Computer, Inc.* 10,445 367,455
Xerox Holdings Corp. 19,798 465,055
938,235
Textiles, Apparel & Luxury Goods 0.2%
Kontoor Brands, Inc. 2,970 167,538
Unifi, Inc.* 10,616 258,606
Vera Bradley, Inc.* 3,075 38,099
464,243
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 1.8%
Bridgewater Bancshares, Inc.* 5,662 91,441
FS Bancorp, Inc. 500 35,635
Home Bancorp, Inc. 843 32,127
HomeStreet , Inc. 18,241 743,138
Luther Burbank Corp. 901 10,686
Merchants Bancorp 7,606 298,460
Northfield Bancorp, Inc. 6,713 110,093
OP Bancorp 2,951 29,687
PCSB Financial Corp. 5,598 101,716
PennyMac Financial Services,
Inc. 22,859 1,410,858
Riverview Bancorp, Inc. 3,688 26,148
Southern Missouri Bancorp,
Inc. 700 31,472
TrustCo Bank Corp. 11,164 383,818
Washington Federal, Inc. 24,026 763,546
Waterstone Financial, Inc. 9,414 185,079
Western New England
Bancorp, Inc. 2,600 21,190
4,275,094
Trading Companies & Distributors 3.0%
Beacon Roofing Supply,
Inc.*(a) 72,405 3,855,566
Boise Cascade Co. 20,218 1,179,721
DXP Enterprises, Inc.* 2,900 96,570
MRC Global, Inc.* 79,209 744,565
NOW, Inc.* 64,282 610,036
Titan Machinery, Inc.* 1,280 39,603
Veritiv Corp.* 10,903 669,662
WESCO International, Inc.* 1,389 142,817
7,338,540
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 67,676 1,533,538
United States Cellular Corp.* 14,166 514,368
2,047,906
Total Common Stocks
(cost $187,601,241) 236,064,179
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $7,218) 0

68 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreement 1.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $3,109,784,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $3,171,974.(c)(d) 3,109,779 3,109,779
Total Repurchase Agreement
(cost $3,109,779) 3,109,779
Total Investments
(cost $190,718,238) — 97.8% 239,173,958
Other assets in excess of liabilities — 2.2% 5,434,753
NET ASSETS — 100.0%
$ 244,608,711
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $19,997,643, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,109,779 and by $17,350,092 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 5/15/2051, a total value of $20,459,871.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$1,120,665 which represents 0.46% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $3,109,779.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Small Company Fund - June 30, 2021 (Unaudited) - Statement of Investments - 69
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.2%
Insurance 0.2%
SiriusPoint Ltd. * 65,814 662,747
CANADA 0.4%
Software 0.4%
Lightspeed POS, Inc. * 19,966 1,669,357
CHINA 0.3%
Trading Companies & Distributors 0.3%
Textainer Group Holdings
Ltd. * 39,318 1,327,769
ISRAEL 1.0%
Machinery 0.8%
Kornit Digital Ltd. * 26,319 3,272,241
Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments
Ltd. * 9,393 966,446
4,238,687
NORWAY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
SFL Corp. Ltd. 12,795 97,882
PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR 103,920 1,238,726
OFG Bancorp 61,143 1,352,484
2,591,210
UNITED KINGDOM 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
UNITED STATES 95.5%
Aerospace & Defense 1.0%
Astronics Corp. * 49,569 867,953
Textron, Inc. 9,266 637,223
Triumph Group, Inc. * 84,887 1,761,405
Vectrus , Inc. * 16,223 772,053
4,038,634
Air Freight & Logistics 0.2%
Echo Global Logistics, Inc. * 28,335 871,018
Radiant Logistics, Inc. * 19,959 138,316
1,009,334
Airlines 0.0%
†
SkyWest, Inc. * 2,606 112,240
Auto Components 4.0%
American Axle &
Manufacturing Holdings,
Inc. * 206,813 2,140,515
Cooper-Standard Holdings,
Inc. * 32,698 948,242
Dana, Inc. 74,985 1,781,644
Fox Factory Holding Corp.
*(a) 11,907 1,853,444
Goodyear Tire & Rubber Co.
(The) * 211,579 3,628,579
Common Stocks
Shares Value ($)
UNITED STATES
Auto Components
Modine Manufacturing Co. * 77,653 1,288,263
Strattec Security Corp. * 3,464 154,009
Tenneco, Inc., Class A * 158,055 3,053,623
Visteon Corp. * 15,881 1,920,648
16,768,967
Banks 6.5%
1st Source Corp. 1,000 46,460
Amalgamated Financial Corp. 13,968 218,320
Amerant Bancorp, Inc. *(a) 7,363 157,421
American National
Bankshares , Inc. 1,427 44,365
Associated Banc-Corp. 46,010 942,285
Atlantic Capital Bancshares,
Inc. * 15,842 403,337
Banc of California, Inc. 49,818 873,808
Bank of Marin Bancorp 2,803 89,416
Bank of Princeton (The) 880 25,230
BankFinancial Corp. 3,194 36,539
Bankwell Financial Group,
Inc. 3,638 100,554
BayCom Corp. * 3,400 61,030
BCB Bancorp, Inc. 7,431 99,947
Business First Bancshares,
Inc. 1,200 27,540
Byline Bancorp, Inc. 15,072 341,079
Cadence Bancorp 60,324 1,259,565
Camden National Corp. 2,169 103,591
Capital Bancorp, Inc. * 1,180 24,131
Capital City Bank Group, Inc. 6,687 172,458
Capstar Financial Holdings,
Inc. 10,321 211,581
Carter Bankshares , Inc. * 8,467 105,922
CBTX, Inc. 11,864 324,006
Central Pacific Financial
Corp. 64,239 1,674,068
Central Valley Community
Bancorp 4,876 98,251
Chemung Financial Corp. 1,395 61,812
CNB Financial Corp. 4,737 108,098
Community Trust Bancorp,
Inc. 12,640 510,403
Eagle Bancorp Montana, Inc. 1,000 23,000
Eagle Bancorp, Inc. 45,634 2,559,156
Enterprise Financial Services
Corp. (a) 8,369 388,238
Esquire Financial Holdings,
Inc. * 1,603 37,991
Evans Bancorp, Inc. 400 14,840
FB Financial Corp. 12,149 453,401
Financial Institutions, Inc. 11,604 348,120
First Bancorp/NC (a) 3,452 141,221
First Business Financial
Services, Inc. 2,800 75,796
First Financial Corp. 8,112 331,132
First Internet Bancorp 4,260 131,975
First Western Financial, Inc. * 420 10,874
Great Southern Bancorp, Inc. 8,010 431,739
Guaranty Bancshares, Inc. 3,415 116,349
Hanmi Financial Corp. 42,355 807,286

70 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
HarborOne Bancorp, Inc. 36,551 524,141
HBT Financial, Inc. 9,118 158,744
Heartland Financial USA, Inc. 6,600 310,134
Heritage Financial Corp. 3,232 80,865
HomeTrust Bancshares, Inc. 12,387 345,597
Independent Bank Corp./MI 19,300 419,003
Investar Holding Corp. 2,607 59,674
Lakeland Bancorp, Inc. 28,580 499,578
Level One Bancorp, Inc. 900 24,570
Macatawa Bank Corp. 13,797 120,724
Meridian Corp. 1,443 37,879
Metropolitan Bank Holding
Corp. * 2,787 167,833
Midland States Bancorp, Inc. 8,532 224,136
MidWestOne Financial Group,
Inc. 5,162 148,511
Nicolet Bankshares , Inc. * 7,668 539,367
Northeast Bank 4,144 123,781
Northrim Bancorp, Inc. 4,095 175,061
OceanFirst Financial Corp. 4,585 95,551
Old Second Bancorp, Inc. 17,287 214,359
PCB Bancorp 3,309 53,275
Peapack -Gladstone Financial
Corp. 10,049 312,222
Pinnacle Financial Partners,
Inc. 18,894 1,668,151
Preferred Bank 5,987 378,797
Primis Financial Corp. 10,826 165,205
Professional Holding Corp.,
Class A * 3,014 54,312
QCR Holdings, Inc. 14,167 681,291
RBB Bancorp 10,692 258,960
Shore Bancshares, Inc. 6,786 113,666
Sierra Bancorp 3,626 92,282
Silvergate Capital Corp.,
Class A * 5,096 577,479
SmartFinancial , Inc. 4,200 100,842
South Plains Financial, Inc. 985 22,783
Southern First Bancshares,
Inc. * 3,350 171,386
Spirit of Texas Bancshares,
Inc. (a) 3,286 75,052
TriCo Bancshares 48,584 2,068,707
UMB Financial Corp. 22,538 2,097,387
27,153,640
Beverages 0.6%
Primo Water Corp. 157,953 2,642,554
Biotechnology 3.3%
Acceleron Pharma, Inc. * 9,805 1,230,429
AnaptysBio , Inc. *(a) 5,028 130,376
Apellis Pharmaceuticals, Inc.
* 10,587 669,098
Applied Genetic Technologies
Corp. * 44,689 174,734
Beyondspring , Inc. *(a) 922 9,626
Bluebird Bio, Inc. * 71,290 2,279,855
CareDx , Inc. * 21,678 1,983,971
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Concert Pharmaceuticals,
Inc. * 26,483 111,758
CytomX Therapeutics, Inc.
*(a) 30,846 195,255
Deciphera Pharmaceuticals,
Inc. * 12,168 445,470
Gossamer Bio, Inc. *(a) 80,343 652,385
Halozyme Therapeutics, Inc.
*(a) 30,982 1,406,893
Homology Medicines, Inc. * 109,100 793,157
Insmed , Inc. * 10,122 288,072
NextCure , Inc. * 7,972 64,015
Poseida Therapeutics, Inc.
*(a) 25,906 259,578
Selecta Biosciences, Inc. * 104,672 437,529
TG Therapeutics, Inc. *(a) 19,588 759,819
Ultragenyx Pharmaceutical,
Inc. * 10,245 976,861
Veracyte , Inc. * 25,942 1,037,161
13,906,042
Building Products 2.0%
Advanced Drainage Systems,
Inc. 27,679 3,226,540
Apogee Enterprises, Inc. 31,483 1,282,303
AZEK Co., Inc. (The) * 21,610 917,561
Quanex Building Products
Corp. 13,464 334,446
Trex Co., Inc. * 25,967 2,654,087
8,414,937
Capital Markets 2.3%
Artisan Partners Asset
Management, Inc., Class A 11,674 593,273
Blucora , Inc. * 60,912 1,054,387
Cohen & Steers, Inc. 11,169 916,863
Cowen, Inc., Class A (a) 51,300 2,105,864
Evercore , Inc., Class A 9,557 1,345,339
Hamilton Lane, Inc., Class A 23,090 2,103,961
LPL Financial Holdings, Inc. 9,674 1,305,797
StoneX Group, Inc. * 6,242 378,702
9,804,186
Chemicals 2.7%
AdvanSix , Inc. * 39,779 1,187,801
American Vanguard Corp. 4,837 84,696
Amyris , Inc. * 13,631 223,139
Ashland Global Holdings, Inc. 12,600 1,102,500
Danimer Scientific, Inc. *(a) 14,217 356,136
Element Solutions, Inc. 92,059 2,152,339
Huntsman Corp. 13,719 363,828
Kraton Corp. *(a) 25,357 818,778
Olin Corp. 45,361 2,098,400
Rayonier Advanced Materials,
Inc. * 10,316 69,014
Stepan Co. 6,182 743,509
Trinseo SA 40,602 2,429,624
11,629,764
Commercial Services & Supplies 2.2%
ACCO Brands Corp. 89,226 770,020
Casella Waste Systems, Inc.,
Class A * 24,121 1,529,996

NVIT Multi-Manager Small Company Fund - June 30, 2021 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
CECO Environmental Corp. * 12,128 86,836
CoreCivic , Inc. *(a) 261,603 2,738,984
Interface, Inc. 71,806 1,098,632
Kimball International, Inc.,
Class B 48,282 634,908
Pitney Bowes, Inc. 127,621 1,119,236
RR Donnelley & Sons Co. * 76,516 480,520
Steelcase, Inc., Class A 65,034 982,664
9,441,796
Communications Equipment 2.2%
ADTRAN, Inc. 98,636 2,036,834
CalAmp Corp. * 11,829 150,465
Ciena Corp. * 3,930 223,578
Comtech Telecommunications
Corp. 44,024 1,063,620
DZS, Inc. * 7,890 163,718
NETGEAR, Inc. * 51,464 1,972,100
NetScout Systems, Inc. * 42,112 1,201,876
PC-Tel, Inc. * 4,938 32,344
Plantronics, Inc. *(a) 44,662 1,863,745
Ribbon Communications,
Inc. * 77,509 589,843
9,298,123
Construction & Engineering 0.8%
Argan , Inc. 9,599 458,736
Matrix Service Co. * 31,926 335,223
Orion Group Holdings, Inc. * 24,001 138,006
Primoris Services Corp. 48,118 1,416,113
Tutor Perini Corp. * 68,532 949,168
3,297,246
Consumer Finance 1.4%
Elevate Credit, Inc. *(a) 49,782 177,722
Enova International, Inc. * 34,980 1,196,666
EZCORP, Inc., Class A *(a) 49,638 299,317
Green Dot Corp., Class A * 32,330 1,514,661
LendingClub Corp. * 124,163 2,251,074
Regional Management Corp. 4,524 210,547
SLM Corp. 15,174 317,744
5,967,731
Containers & Packaging 0.2%
O-I Glass, Inc. * 18,248 297,990
Ranpak Holdings Corp. * 23,795 595,589
893,579
Diversified Consumer Services 0.6%
Adtalem Global Education,
Inc. * 34,114 1,215,823
American Public Education,
Inc. * 29,201 827,556
Carriage Services, Inc. 11,658 430,996
Universal Technical Institute,
Inc. * 19,512 126,633
2,601,008
Diversified Financial Services 0.2%
Alerus Financial Corp. 320 9,283
Voya Financial, Inc. 11,800 725,700
734,983
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A *(a) 9,802 1,351,892
Common Stocks
Shares Value ($)
UNITED STATES
Electric Utilities 0.7%
Portland General Electric Co. 67,416 3,106,529
Electrical Equipment 0.6%
LSI Industries, Inc. 12,783 102,392
Powell Industries, Inc. (a) 13,889 429,865
Regal Beloit Corp. 11,974 1,598,648
Stem, Inc. *(a) 11,619 418,400
2,549,305
Electronic Equipment, Instruments & Components 1.9%
Arlo Technologies, Inc. * 113,862 770,846
Avnet, Inc. 11,216 449,537
Bel Fuse, Inc., Class B 8,523 122,731
Belden, Inc. 31,761 1,606,154
Benchmark Electronics, Inc. 62,946 1,791,443
Daktronics, Inc. * 42,505 280,108
Novanta , Inc. * 9,339 1,258,524
PC Connection, Inc. (a) 9,328 431,607
Rogers Corp. * 6,204 1,245,763
ScanSource , Inc. * 8,349 234,857
8,191,570
Energy Equipment & Services 0.2%
Bristow Group, Inc. * 8,504 217,787
Exterran Corp. * 15,627 74,385
Nabors Industries Ltd. *(a) 4,198 479,580
Newpark Resources, Inc. * 61,772 213,731
985,483
Entertainment 0.5%
Madison Square Garden
Sports Corp., Class A * 1,830 315,803
Zynga, Inc., Class A * 165,662 1,760,987
2,076,790
Equity Real Estate Investment Trusts (REITs) 3.8%
Armada Hoffler Properties,
Inc. 33,837 449,694
Centerspace 17,137 1,352,109
CorePoint Lodging, Inc. * 82,051 877,946
CTO Realty Growth, Inc. 8,319 445,233
Equity Commonwealth 108,215 2,835,232
Franklin Street Properties
Corp. 62,157 326,946
Gaming and Leisure
Properties, Inc. 43,544 2,017,394
GEO Group, Inc. (The) (a) 247,561 1,762,634
Industrial Logistics Properties
Trust 13,369 349,466
iStar , Inc. (a) 16,407 340,117
National Health Investors, Inc. 6,271 420,471
NETSTREIT Corp. 4,964 114,470
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,373,503
PotlatchDeltic Corp. 31,882 1,694,528
Retail Value, Inc. 22,308 485,199
Spirit Realty Capital, Inc. 15,867 759,077
Whitestone REIT 67,644 558,063
16,162,082
Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class
A (a) 28,090 552,249
Andersons, Inc. (The) 27,996 854,718
Rite Aid Corp. *(a) 34,329 559,563

72 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Food & Staples Retailing
SpartanNash Co. 5,183 100,084
2,066,614
Food Products 1.2%
Fresh Del Monte Produce,
Inc. 27,693 910,546
Freshpet , Inc. * 22,288 3,632,052
Landec Corp. * 18,555 208,744
Pilgrim's Pride Corp. * 11,714 259,817
Post Holdings, Inc. * 2,000 216,940
5,228,099
Gas Utilities 0.7%
Northwest Natural Holding
Co. 6,256 328,565
Southwest Gas Holdings, Inc. 42,601 2,819,760
3,148,325
Health Care Equipment & Supplies 4.0%
AngioDynamics , Inc. * 10,068 273,145
Axonics , Inc. * 22,834 1,447,904
CryoPort , Inc. *(a) 20,236 1,276,892
Figs, Inc., Class A *(a) 20,626 1,033,363
Globus Medical, Inc., Class
A * 18,830 1,459,890
Inari Medical, Inc. * 10,592 988,022
Invacare Corp. * 46,023 371,406
LivaNova plc * 27,708 2,330,519
Masimo Corp. * 7,173 1,739,094
Orthofix Medical, Inc. * 3,229 129,515
Penumbra, Inc. * 5,647 1,547,617
Shockwave Medical, Inc. * 3,741 709,780
Tandem Diabetes Care, Inc. * 20,276 1,974,881
Varex Imaging Corp. *(a) 66,697 1,788,814
17,070,842
Health Care Providers & Services 1.4%
1Life Healthcare, Inc. *(a) 11,729 387,761
Amedisys , Inc. * 8,088 1,980,995
Molina Healthcare, Inc. * 6,424 1,625,657
Signify Health, Inc., Class A
*(a) 18,908 575,370
Surgery Partners, Inc. *(a) 22,110 1,472,968
6,042,751
Health Care Technology 2.1%
Allscripts Healthcare
Solutions, Inc. *(a) 157,887 2,922,488
Castlight Health, Inc., Class
B *(a) 180,380 474,399
Computer Programs &
Systems, Inc. 15,061 500,477
Doximity , Inc., Class A * 4,822 280,640
Inspire Medical Systems,
Inc. * 15,742 3,042,300
NextGen Healthcare, Inc. * 24,511 406,637
Phreesia , Inc. * 20,759 1,272,527
8,899,468
Hotels, Restaurants & Leisure 3.8%
Bloomin ' Brands, Inc. * 52,653 1,429,002
Bluegreen Vacations Holding
Corp. * 5,800 104,400
Boyd Gaming Corp. * 27,369 1,682,920
Churchill Downs, Inc. 9,505 1,884,461
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Del Taco Restaurants, Inc. 85,152 852,372
International Game
Technology plc *(a) 153,763 3,684,162
PlayAGS , Inc. * 51,009 504,989
Red Rock Resorts, Inc., Class
A * 25,630 1,089,275
Texas Roadhouse, Inc. 20,527 1,974,697
Travel + Leisure Co. 25,125 1,493,681
Wingstop , Inc. 7,944 1,252,213
15,952,172
Household Durables 0.7%
Bassett Furniture Industries,
Inc. 13,705 333,717
Beazer Homes USA, Inc. * 78,633 1,516,830
Casper Sleep, Inc. * 26,333 216,984
TopBuild Corp. * 4,268 844,125
2,911,656
Household Products 0.1%
Spectrum Brands Holdings,
Inc. 3,031 257,756
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 20,700 383,985
Insurance 3.9%
American Equity Investment
Life Holding Co. 40,815 1,319,141
Argo Group International
Holdings Ltd. 9,253 479,583
Brighthouse Financial, Inc. * 20,826 948,416
CNO Financial Group, Inc. 122,010 2,881,875
Donegal Group, Inc., Class A 9,896 144,185
Employers Holdings, Inc. 39,524 1,691,627
First American Financial
Corp. 14,979 933,941
Genworth Financial, Inc.,
Class A * 430,945 1,680,686
Global Indemnity Group LLC,
Class A (a) 1,719 45,296
Greenlight Capital Re Ltd.,
Class A *(a) 19,756 180,372
Heritage Insurance Holdings,
Inc. 89,942 771,702
Horace Mann Educators
Corp. 680 25,446
James River Group Holdings
Ltd. 18,971 711,792
Kinsale Capital Group, Inc. 6,760 1,113,845
Reinsurance Group of
America, Inc. 5,439 620,046
State Auto Financial Corp. 11,040 189,005
Stewart Information Services
Corp. 32,624 1,849,454
United Fire Group, Inc. 13,587 376,768
United Insurance Holdings
Corp. 13,811 78,723
Universal Insurance Holdings,
Inc. 15,947 221,344

NVIT Multi-Manager Small Company Fund - June 30, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Unum Group 12,444 353,410
16,616,657
Interactive Media & Services 0.8%
TrueCar , Inc. * 163,398 923,199
Yelp, Inc. *(a) 64,056 2,559,677
3,482,876
IT Services 1.0%
Globant SA * 8,327 1,825,112
Information Services Group,
Inc. 13,652 79,864
Paymentus Holdings, Inc.,
Class A *(a) 7,938 281,799
Shift4 Payments, Inc., Class
A *(a) 11,425 1,070,751
Unisys Corp. * 39,909 1,010,097
4,267,623
Leisure Products 1.1%
Vista Outdoor, Inc. *(a) 63,667 2,946,509
YETI Holdings, Inc. * 20,412 1,874,230
4,820,739
Life Sciences Tools & Services 2.3%
Berkeley Lights, Inc. * 9,884 442,902
Bio- Techne Corp. 4,457 2,006,809
Medpace Holdings, Inc. * 13,790 2,435,728
NeoGenomics , Inc. *(a) 18,569 838,762
Quanterix Corp. * 8,174 479,487
Repligen Corp. * 17,739 3,541,058
9,744,746
Machinery 3.9%
AGCO Corp. 17,577 2,291,689
Altra Industrial Motion Corp.
(a) 18,953 1,232,324
Chart Industries, Inc. * 15,708 2,298,395
Federal Signal Corp. 35,338 1,421,648
Graham Corp. 1,644 22,621
Hydrofarm Holdings Group,
Inc. *(a) 2,400 141,864
Hyster -Yale Materials
Handling, Inc. 16,555 1,208,184
ITT, Inc. 26,217 2,401,214
L B Foster Co., Class A * 6,518 121,496
Manitowoc Co., Inc. (The) * 97,130 2,379,685
Park-Ohio Holdings Corp. 8,442 271,326
Proterra , Inc. *(a) 25,946 443,936
REV Group, Inc. 70,442 1,105,235
SPX Corp. * 14,028 856,830
Xometry , Inc., Class A * 4,843 423,230
16,619,677
Marine 0.2%
Genco Shipping & Trading
Ltd. 45,618 861,268
Media 2.1%
comScore, Inc. * 86,016 430,080
Cumulus Media, Inc., Class
A * 11,497 168,431
Entravision Communications
Corp., Class A 58,159 388,502
Gray Television, Inc. 112,363 2,629,294
iHeartMedia , Inc., Class A * 106,953 2,880,244
Common Stocks
Shares Value ($)
UNITED STATES
Media
Magnite , Inc. *(a) 16,239 549,528
Marchex , Inc., Class B * 13,602 41,622
Mode Media M-1 Escrow *^∞ 2,754 0
News Corp., Class A 13,755 354,466
TEGNA, Inc. 62,342 1,169,536
WideOpenWest , Inc. * 13,550 280,621
8,892,324
Metals & Mining 0.9%
Allegheny Technologies, Inc. * 35,941 749,370
Olympic Steel, Inc. (a) 13,400 393,826
Ryerson Holding Corp. * 33,003 481,844
Schnitzer Steel Industries,
Inc., Class A 19,583 960,546
SunCoke Energy, Inc. 153,279 1,094,412
3,679,998
Multiline Retail 0.8%
Dillard's, Inc., Class A (a) 18,685 3,379,743
Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp. * 186,771 2,807,168
APA Corp. 14,816 320,470
Arch Resources, Inc. * 35,340 2,013,673
Berry Corp. 63,785 428,635
Bonanza Creek Energy, Inc. 42,038 1,978,729
Delek US Holdings, Inc. 98,010 2,118,976
DHT Holdings, Inc. 160,336 1,040,581
Dorian LPG Ltd. * 54,901 775,202
International Seaways, Inc.
(a) 55,014 1,055,169
Matador Resources Co. 11,913 428,987
Ovintiv , Inc. 36,426 1,146,326
Par Pacific Holdings, Inc. * 34,587 581,753
Peabody Energy Corp. *(a) 109,146 865,528
Plains GP Holdings LP, Class
A *(a) 40,079 478,543
REX American Resources
Corp. * 6,892 621,521
Targa Resources Corp. 15,496 688,797
World Fuel Services Corp. 61,307 1,945,271
19,295,329
Paper & Forest Products 0.6%
Clearwater Paper Corp. * 24,956 722,975
Louisiana-Pacific Corp. 17,078 1,029,633
Verso Corp., Class A 38,490 681,273
2,433,881
Pharmaceuticals 0.4%
Assertio Holdings, Inc. *(a) 1,728 2,696
Endo International plc * 187,047 875,379
Lannett Co., Inc. * 73,613 343,773
NGM Biopharmaceuticals,
Inc. *(a) 4,250 83,810
Osmotica Pharmaceuticals
plc * 1,000 3,010
Recro Pharma, Inc. * 37,100 85,701
Theravance Biopharma, Inc.
*(a) 10,500 152,460
1,546,829
Professional Services 1.2%
Acacia Research Corp. * 74,937 506,574
GP Strategies Corp. * 6,276 98,659

74 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services
Kelly Services, Inc., Class A * 67,611 1,620,635
ManpowerGroup , Inc. 8,300 986,953
Resources Connection, Inc. 25,725 369,411
TrueBlue , Inc. * 53,107 1,492,838
5,075,070
Real Estate Management & Development 0.7%
Forestar Group, Inc. * 18,886 394,906
Kennedy-Wilson Holdings,
Inc. 30,200 600,074
Realogy Holdings Corp. * 113,522 2,068,371
3,063,351
Road & Rail 1.3%
AMERCO 1,257 740,876
ArcBest Corp. 34,626 2,014,887
Covenant Logistics Group,
Inc. * 15,915 329,122
Ryder System, Inc. 3,499 260,081
Saia, Inc. * 8,345 1,748,194
US Xpress Enterprises, Inc.,
Class A *(a) 61,742 530,981
USA Truck, Inc. * 4,215 67,735
5,691,876
Semiconductors & Semiconductor Equipment 3.7%
Alpha & Omega
Semiconductor Ltd. * 23,103 702,100
Ambarella , Inc. * 14,377 1,533,020
Cirrus Logic, Inc. * 7,123 606,310
Entegris , Inc. 13,514 1,661,817
FormFactor , Inc. * 23,402 853,237
GSI Technology, Inc. * 3,700 20,794
Lattice Semiconductor Corp. * 59,792 3,359,114
MACOM Technology
Solutions Holdings, Inc. * 25,944 1,662,492
MKS Instruments, Inc. 9,547 1,698,888
NeoPhotonics Corp. * 88,986 908,547
Power Integrations, Inc. 10,025 822,652
Veeco Instruments, Inc. * 80,375 1,932,214
15,761,185
Software 5.2%
Avalara, Inc. * 13,461 2,177,990
Bill.com Holdings, Inc. * 6,788 1,243,426
Cerence , Inc. *(a) 15,428 1,646,322
Clear Secure, Inc., Class A * 2,267 90,680
CyberArk Software Ltd. *(a) 10,732 1,398,058
Five9, Inc. * 12,655 2,320,800
Manhattan Associates, Inc. * 19,883 2,879,854
Monday.com Ltd. * 1,595 356,626
Paylocity Holding Corp. * 7,559 1,442,257
Q2 Holdings, Inc. *(a) 12,593 1,291,790
SailPoint Technologies
Holdings, Inc. * 28,726 1,467,037
SecureWorks Corp., Class A * 9,750 180,668
Sprout Social, Inc., Class A * 27,851 2,490,436
Synchronoss Technologies,
Inc. * 75,280 270,255
Varonis Systems, Inc. * 40,741 2,347,496
21,603,695
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail 2.4%
American Eagle Outfitters,
Inc. (a) 51,409 1,929,380
Boot Barn Holdings, Inc. * 10,299 865,631
Container Store Group, Inc.
(The) * 19,190 250,238
Lithia Motors, Inc., Class A 6,960 2,391,734
ODP Corp. (The) * 36,072 1,731,817
Signet Jewelers Ltd. * 27,804 2,246,285
Tilly's, Inc., Class A 34,000 543,320
9,958,405
Technology Hardware, Storage & Peripherals 0.3%
Diebold Nixdorf, Inc. *(a) 7,491 96,184
Super Micro Computer, Inc. * 16,691 587,189
Xerox Holdings Corp. 28,504 669,560
1,352,933
Textiles, Apparel & Luxury Goods 0.3%
Oxford Industries, Inc. 8,189 809,401
Unifi, Inc. * 19,721 480,404
Vera Bradley, Inc. * 4,388 54,367
1,344,172
Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares,
Inc. * 11,113 179,475
FS Bancorp, Inc. 1,175 83,742
Home Bancorp, Inc. 1,500 57,165
HomeStreet , Inc. 33,901 1,381,127
Luther Burbank Corp. 2,200 26,092
Merchants Bancorp 11,523 452,163
Mr. Cooper Group, Inc. * 6,614 218,659
Northfield Bancorp, Inc. 4,561 74,800
OP Bancorp 6,876 69,173
PCSB Financial Corp. 11,147 202,541
PennyMac Financial
Services, Inc. 31,937 1,971,152
Riverview Bancorp, Inc. 5,600 39,704
Southern Missouri Bancorp,
Inc. 121 5,440
TrustCo Bank Corp. 15,480 532,202
Washington Federal, Inc. 44,836 1,424,888
Waterstone Financial, Inc. 15,674 308,151
Western New England
Bancorp, Inc. 4,723 38,492
7,064,966
Trading Companies & Distributors 2.4%
Boise Cascade Co. 37,187 2,169,862
DXP Enterprises, Inc. *(a) 8,158 271,661
Herc Holdings, Inc. * 20,298 2,274,798
MRC Global, Inc. * 143,840 1,352,096
NOW, Inc. * 120,119 1,139,929
SiteOne Landscape Supply,
Inc. * 10,404 1,760,981
Titan Machinery, Inc. * 1,878 58,105
Veritiv Corp. * 20,327 1,248,484
10,275,916
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 96,892 2,195,573

NVIT Multi-Manager Small Company Fund - June 30, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED STATES
Wireless Telecommunication Services
United States Cellular Corp. * 27,804 1,009,563
3,205,136
404,138,478
Total Common Stocks
(cost $297,132,815) 414,726,130
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/14^∞ 42,256 0
Mode Media, Inc., 9.00%,
12/2/14^∞ 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*^∞(a) 4,756 0
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
Total Rights
(cost $14,268) 0
Repurchase Agreements 1.8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $3,482,819,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $3,552,470.(b)(c) 3,482,813 3,482,813
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $2,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$2,040,003.(b)(c) 2,000,000 2,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20%
- 8.50%, maturing
7/6/2021 - 8/20/2070;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $7,482,813) 7,482,813
Total Investments
(cost $304,773,197)   — 99.8% 422,208,943
Other assets in excess of liabilities — 0.2% 702,371
NET ASSETS — 100.0%
$ 422,911,314

76 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $37,311,249, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,482,813 and by $30,515,499 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 5/15/2051, a total value of $37,998,312.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $7,482,813.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Neuberger Berman Multi Cap Opportunities Fund - June 30, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks 100.0%
Shares Value ($)
Aerospace & Defense 2.4%
Raytheon Technologies Corp. 72,000 6,142,320
Banks 3.4%
JPMorgan Chase & Co. 56,000 8,710,240
Capital Markets 8.7%
Apollo Global Management,
Inc. 30,000 1,866,000
Brookfield Asset Management
Reinsurance Partners Ltd.,
Class A* 1 36
Brookfield Asset Management,
Inc., Class A 206,000 10,501,880
Charles Schwab Corp. (The) 83,000 6,043,230
Intercontinental Exchange, Inc. 33,000 3,917,100
22,328,246
Chemicals 1.8%
Sherwin-Williams Co. (The) 17,400 4,740,630
Communications Equipment 5.9%
Cisco Systems, Inc. 122,000 6,466,000
Motorola Solutions, Inc. 39,500 8,565,575
15,031,575
Construction Materials 1.5%
Eagle Materials, Inc. 27,000 3,836,970
Containers & Packaging 4.0%
Ball Corp. 91,000 7,372,820
Graphic Packaging Holding
Co. 165,000 2,993,100
10,365,920
Diversified Financial Services 5.0%
Berkshire Hathaway, Inc.,
Class B* 46,000 12,784,320
Electrical Equipment 1.7%
Rockwell Automation, Inc. 15,000 4,290,300
Entertainment 3.3%
Activision Blizzard, Inc. 43,000 4,103,920
Walt Disney Co. (The) 25,000 4,394,250
8,498,170
Food & Staples Retailing 3.2%
BJ's Wholesale Club Holdings,
Inc.* 66,000 3,140,280
US Foods Holding Corp.* 133,000 5,101,880
8,242,160
Food Products 2.7%
Lamb Weston Holdings, Inc. 40,000 3,226,400
Mondelez International, Inc.,
Class A 60,000 3,746,400
6,972,800
Health Care Equipment & Supplies 2.4%
Hill-Rom Holdings, Inc. 54,000 6,133,860
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. 46,200 9,551,388
Hotels, Restaurants & Leisure 6.1%
Aramark 140,000 5,215,000
Booking Holdings, Inc.* 1,125 2,461,601
Las Vegas Sands Corp.* 59,000 3,108,710
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 21,500 4,966,285
15,751,596
Household Products 0.8%
WD-40 Co. 8,500 2,178,465
Independent Power and Renewable Electricity Producers
0.5%
Brookfield Renewable Corp. 30,000 1,258,200
Insurance 3.0%
Chubb Ltd. 30,500 4,847,670
Progressive Corp. (The) 29,000 2,848,090
7,695,760
Interactive Media & Services 4.8%
Alphabet, Inc., Class C* 4,900 12,280,968
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 2,400 8,256,384
IT Services 3.0%
PayPal Holdings, Inc.* 26,500 7,724,220
Leisure Products 0.9%
Brunswick Corp. 22,500 2,241,450
Machinery 4.4%
Nordson Corp. 18,000 3,951,180
Stanley Black & Decker, Inc. 36,000 7,379,640
11,330,820
Media 4.2%
Cable One, Inc. 1,600 3,060,496
Comcast Corp., Class A 135,000 7,697,700
10,758,196
Pharmaceuticals 1.9%
Pfizer, Inc. 126,000 4,934,160
Road & Rail 2.9%
CSX Corp. 228,000 7,314,240
Software 4.5%
Microsoft Corp. 43,000 11,648,700
Specialty Retail 2.8%
Lowe's Cos., Inc. 36,500 7,079,905
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. 84,000 11,504,640
Textiles, Apparel & Luxury Goods 2.8%
Columbia Sportswear Co. 17,000 1,672,120
NIKE, Inc., Class B 35,000 5,407,150
7,079,270
Total Investments
(cost $127,029,219) — 100.0% 256,665,873
Other assets in excess of liabilities — 0.0%
†
57,790
NET ASSETS — 100.0%
$ 256,723,663

78 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
The accompanying notes are an integral part of these financial statements.

NVIT Newton Sustainable U.S. Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks 98.6%
Shares Value ($)
Banks 7.2%
Citigroup, Inc. 49,422 3,496,606
First Republic Bank 19,388 3,628,852
JPMorgan Chase & Co. 15,709 2,443,378
9,568,836
Beverages 2.7%
PepsiCo, Inc. 24,130 3,575,342
Capital Markets 2.8%
Goldman Sachs Group, Inc.
(The) 9,761 3,704,592
Chemicals 4.1%
Albemarle Corp. 19,468 3,279,579
Ecolab, Inc. 10,398 2,141,676
5,421,255
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc. 38,930 2,181,248
Electric Utilities 2.2%
Eversource Energy 37,189 2,984,045
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd. 22,021 2,977,459
Food & Staples Retailing 2.3%
Costco Wholesale Corp. 7,718 3,053,781
Food Products 0.4%
Beyond Meat, Inc.* 2,902 457,036
Health Care Equipment & Supplies 8.8%
Abbott Laboratories 33,896 3,929,563
Cooper Cos., Inc. (The) 8,972 3,555,335
Medtronic plc 34,580 4,292,415
11,777,313
Household Durables 2.3%
Lennar Corp., Class A 30,677 3,047,760
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 2,633 6,429,233
Internet & Direct Marketing Retail 9.5%
Amazon.com, Inc.* 2,467 8,486,875
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 60,472 4,245,739
12,732,614
IT Services 8.7%
Accenture plc, Class A 17,292 5,097,509
Fidelity National Information
Services, Inc. 18,733 2,653,904
Mastercard , Inc., Class A 10,357 3,781,237
11,532,650
Multiline Retail 2.1%
Dollar General Corp. 13,189 2,853,968
Multi-Utilities 1.1%
CMS Energy Corp. 24,616 1,454,313
Pharmaceuticals 2.2%
Merck & Co., Inc. 38,059 2,959,849
Road & Rail 1.6%
Norfolk Southern Corp. 8,223 2,182,467
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc. 25,691 3,658,399
QUALCOMM, Inc. 14,318 2,046,472
Texas Instruments, Inc. 17,501 3,365,442
9,070,313
Software 13.3%
Intuit, Inc. 8,442 4,138,015
Microsoft Corp. 36,839 9,979,685
salesforce.com, Inc.* 15,096 3,687,500
17,805,200
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. 66,739 9,140,574
Textiles, Apparel & Luxury Goods 3.2%
NIKE, Inc., Class B 27,843 4,301,465
Trading Companies & Distributors 1.8%
Ferguson plc 16,879 2,349,538
Total Investments
(cost $87,126,843) — 98.6% 131,560,851
Other assets in excess of liabilities — 1.4% 1,934,634
NET ASSETS — 100.0%
$ 133,495,485
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

80 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Real Estate Fund
Common Stocks 99.6%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 91.3%
Acadia Realty Trust 185,172 4,066,377
Alexandria Real Estate
Equities, Inc. 14,315 2,604,471
American Homes 4 Rent,
Class A 113,664 4,415,846
American Tower Corp. 41,589 11,234,852
AvalonBay Communities, Inc. 55,384 11,558,087
Brixmor Property Group, Inc. 485,829 11,120,626
Camden Property Trust 64,256 8,524,844
Crown Castle International
Corp. 37,844 7,383,364
Douglas Emmett, Inc. 145,583 4,894,500
Equinix , Inc. 15,453 12,402,578
Extra Space Storage, Inc. 93,552 15,325,689
First Industrial Realty Trust,
Inc. 70,099 3,661,271
Healthpeak Properties, Inc. 221,592 7,376,798
Independence Realty Trust,
Inc. 331,836 6,049,370
Innovative Industrial
Properties, Inc. 15,232 2,909,617
Invitation Homes, Inc. 219,147 8,171,992
Kilroy Realty Corp. 66,601 4,638,094
Life Storage, Inc. 82,567 8,863,567
Pebblebrook Hotel Trust 177,399 4,177,746
PotlatchDeltic Corp. 55,331 2,940,843
Prologis, Inc. 215,669 25,778,916
Public Storage 14,297 4,298,965
Retail Opportunity Investments
Corp. 293,903 5,190,327
Rexford Industrial Realty, Inc. 137,258 7,816,843
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Ryman Hospitality Properties,
Inc.* 52,639 4,156,375
Simon Property Group, Inc. 64,287 8,388,168
SL Green Realty Corp. 88,336 7,066,880
Sun Communities, Inc. 48,863 8,375,118
UDR, Inc. 208,381 10,206,501
VICI Properties, Inc. 296,051 9,183,502
Weingarten Realty Investors 118,772 3,809,018
Welltower , Inc. 174,421 14,494,385
251,085,530
Health Care Providers & Services 2.3%
Brookdale Senior Living, Inc.* 364,585 2,880,221
HCA Healthcare, Inc. 16,590 3,429,817
6,310,038
Hotels, Restaurants & Leisure 2.7%
Caesars Entertainment, Inc.* 33,917 3,518,889
Playa Hotels & Resorts NV* 537,162 3,991,114
7,510,003
Real Estate Management & Development 3.3%
Colliers International Group,
Inc. 41,457 4,642,355
Jones Lang LaSalle, Inc.* 22,979 4,491,475
9,133,830
Total Investments
(cost $192,259,687) — 99.6% 274,039,401
Other assets in excess of liabilities — 0.4% 1,156,218
NET ASSETS — 100.0%
$ 275,195,619
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Wells Fargo Discovery Fund - June 30, 2021 (Unaudited) - Statement of Investments - 81
Common Stocks 97.8%
Shares Value ($)
ARGENTINA 2.8%
Internet & Direct Marketing Retail 2.8%
MercadoLibre , Inc. * 13,426 20,914,889
BRAZIL 1.8%
IT Services 1.8%
StoneCo Ltd., Class A * 206,330 13,836,490
CANADA 1.7%
Software 1.7%
Lightspeed POS, Inc. * 150,902 12,616,916
CHINA 1.2%
Biotechnology 1.2%
Zai Lab Ltd., ADR *(a) 52,495 9,291,090
INDIA 1.3%
IT Services 1.3%
WNS Holdings Ltd., ADR * 128,192 10,238,695
SWITZERLAND 0.6%
Biotechnology 0.6%
CRISPR Therapeutics AG * 27,808 4,501,837
UNITED KINGDOM 1.6%
Professional Services 1.6%
Clarivate plc *(a) 451,636 12,433,539
UNITED STATES 86.8%
Aerospace & Defense 2.8%
Axon Enterprise, Inc. * 49,090 8,679,112
Teledyne Technologies, Inc. * 30,489 12,769,708
21,448,820
Biotechnology 4.4%
Deciphera Pharmaceuticals,
Inc. * 19,589 717,153
Mirati Therapeutics, Inc. * 28,614 4,622,019
Natera , Inc. * 112,735 12,798,806
ORIC Pharmaceuticals, Inc.
*(a) 130,194 2,303,132
Turning Point Therapeutics,
Inc. * 55,273 4,312,399
Twist Bioscience Corp. * 44,497 5,929,225
Zentalis Pharmaceuticals,
Inc. *(a) 52,200 2,777,040
33,459,774
Building Products 1.8%
Trex Co., Inc. * 133,279 13,622,447
Capital Markets 1.5%
MarketAxess Holdings, Inc. 24,800 11,497,032
Commercial Services & Supplies 1.9%
Casella Waste Systems, Inc.,
Class A * 232,610 14,754,452
Consumer Finance 0.7%
LendingTree , Inc. * 23,596 4,999,520
Diversified Consumer Services 2.4%
Chegg , Inc. *(a) 156,969 13,045,693
Mister Car Wash, Inc. * 243,128 5,234,546
18,280,239
Electrical Equipment 2.1%
Generac Holdings, Inc. * 38,170 15,846,276
Electronic Equipment, Instruments & Components 1.1%
Novanta , Inc. * 62,439 8,414,280
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies 10.1%
ABIOMED, Inc. * 17,899 5,586,457
Align Technology, Inc. * 26,011 15,892,721
DexCom , Inc. *(a) 28,275 12,073,425
Heska Corp. * 23,536 5,406,925
Inari Medical, Inc. * 135,244 12,615,560
Insulet Corp. * 37,498 10,293,576
Shockwave Medical, Inc. * 80,390 15,252,395
77,121,059
Health Care Providers & Services 8.1%
Amedisys , Inc. * 37,723 9,239,494
Chemed Corp. 20,121 9,547,415
Guardant Health, Inc. * 90,743 11,269,373
HealthEquity , Inc. *(a) 132,249 10,643,400
Oak Street Health, Inc. *(a) 170,028 9,958,540
Option Care Health, Inc. * 514,492 11,251,940
61,910,162
Health Care Technology 1.0%
Doximity , Inc., Class A * 67,714 3,940,955
Schrodinger, Inc. * 49,800 3,765,378
7,706,333
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. * 10,725 16,627,397
Domino's Pizza, Inc. (a) 21,621 10,085,980
26,713,377
Insurance 0.9%
Goosehead Insurance, Inc.,
Class A 56,334 7,171,318
Interactive Media & Services 4.7%
Bumble, Inc., Class A *(a) 105,800 6,094,080
IAC/InterActiveCorp * 49,937 7,698,787
Match Group, Inc. *(a) 37,856 6,104,280
Vimeo, Inc. * 152,172 7,456,428
ZoomInfo Technologies, Inc.,
Class A *(a) 155,900 8,133,303
35,486,878
Internet & Direct Marketing Retail 1.7%
Etsy, Inc. * 63,371 13,044,287
IT Services 12.5%
Black Knight, Inc. * 204,271 15,929,053
EPAM Systems, Inc. * 20,724 10,589,135
Globant SA * 60,674 13,298,527
Marqeta , Inc., Class A * 43,767 1,228,540
MongoDB, Inc. *(a) 55,491 20,061,105
Paysafe Ltd. *(a) 684,041 8,283,737
Shift4 Payments, Inc., Class
A *(a) 90,600 8,491,032
Twilio , Inc., Class A * 42,293 16,670,208
94,551,337
Leisure Products 1.6%
Callaway Golf Co. * 362,709 12,234,175
Life Sciences Tools & Services 4.2%
10X Genomics, Inc., Class
A *(a) 68,789 13,470,262
Berkeley Lights, Inc. *(a) 151,208 6,775,630
Bio-Rad Laboratories, Inc.,
Class A * 18,396 11,852,359
32,098,251

82 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Machinery 0.3%
Desktop Metal, Inc., Class A
*(a) 180,299 2,073,439
Media 0.8%
Magnite , Inc. *(a) 177,133 5,994,181
Road & Rail 1.6%
Saia, Inc. * 57,364 12,017,184
Semiconductors & Semiconductor Equipment 5.0%
Enphase Energy, Inc. * 73,925 13,574,848
MKS Instruments, Inc. 80,332 14,295,079
Universal Display Corp. 44,342 9,858,557
37,728,484
Software 10.6%
Avalara, Inc. * 107,145 17,336,061
Bill.com Holdings, Inc. * 79,759 14,610,254
Crowdstrike Holdings, Inc.,
Class A * 62,560 15,721,954
Elastic NV * 105,928 15,440,065
Five9, Inc. * 95,867 17,581,049
80,689,383
Trading Companies & Distributors 1.5%
SiteOne Landscape Supply,
Inc. * 68,878 11,658,290
660,520,978
Total Common Stocks
(cost $458,493,820) 744,354,434
Repurchase Agreements 1.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,952,016,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $3,011,052.(b)(c) 2,952,011 2,952,011
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $6,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$6,120,009.(b)(c) 6,000,000 6,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase
price $2,000,004,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,820.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $10,952,011) 10,952,011
Total Investments
(cost $469,445,831)   — 99.2% 755,306,445
Other assets in excess of liabilities — 0.8% 6,135,371
NET ASSETS — 100.0%
$ 761,441,816

NVIT Wells Fargo Discovery Fund - June 30, 2021 (Unaudited) - Statement of Investments - 83
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $111,073,148, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,952,011 and by $105,171,588 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $116,123,599.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $10,952,011.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

84 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive
Style Fund
Assets:
Investment securities, at value
*
$ 740,531,559
Repurchase agreement, at value 1,492,500
Cash 16,656,590
Cash pledged for swap contracts —
Deposits with broker for futures contracts 654,352
Interest and dividends receivable 586,978
Security lending income receivable 2,192
Receivable for investments sold —
Receivable for capital shares issued 5,819
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 17,820
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 3,033
Total Assets 759,950,843
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 199,372
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Foreign currency overdraft payable (Note 2) —
Payable upon return of securities loaned (Note 2) 1,492,500
Accrued expenses and other payables:
Investment advisory fees 363,932
Fund administration fees 82,723
Distribution fees 24,871
Administrative servicing fees 102,125
Accounting and transfer agent fees 163
Trustee fees 454
Custodian fees 8,265
Compliance program costs (Note 3) 734
Offering costs —
Professional fees 21,080
Printing fees 29,288
Other 4,641
Total Liabilities 2,330,148
Net Assets $ 757,620,695
* Includes value of securities on loan (Note 2) 19,912,979
Cost of investment securities 471,604,851
Cost of repurchase agreement 1,492,500
Proceeds of foreign currency overdraft —
Represented by:
Capital $ 420,902,621
Total distributable earnings (loss) 336,718,074
Net Assets $ 757,620,695

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 85
NVIT BlackRock Equity
Dividend Fund
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Mellon Dynamic U.S.
Core Fund
$ 485,843,401 $ 30,724,426 $ 230,618,798 $ 1,839,215,949
1,403,537 54,740 2,018,965 2,493,206
29,241,706 1,312,138 — 131,615,420
— — 3,270,000 —
— — — 5,368
257,618 16,828 50,400 1,027,538
1,869 66 1,807 5,649
3,712,545 — 2,060,147 —
602,700 507,742 8,317 8,508
218,772 — — —
— — 1,233,066 —
— — — 1,058,150
— — 19,459 —
20,280 11,801 15,697 37,494
2,072 95 325 8,047
521,304,500 32,627,836 239,296,981 1,975,475,329
2,754,918 1,016,993 361,535 —
3,636 — 182,158 460,950
— — 950,777 —
— — 243,765 —
54,611 — — —
1,403,537 54,740 2,018,965 2,493,206
272,417 8,930 125,136 688,408
72,658 61,306 62,474 139,771
91,487 5,721 31,089 84,037
66,477 11,407 29,138 234,337
89 951 304 241
7 240 97 905
2,607 122 5,358 10,974
448 33 546 1,860
— 41,723 — —
18,295 25,015 19,963 25,665
14,288 22,373 27,489 187,039
1,087 2,022 22,121 6,270
4,756,562 1,251,576 4,080,915 4,333,663
$ 516,547,938 $ 31,376,260 $ 235,216,066 $ 1,971,141,666
17,636,062 54,217 12,439,250 42,749,351
365,897,709 26,235,050 148,082,036 1,185,031,144
1,403,537 54,740 2,018,965 2,493,206
55,067 — — —
$ 366,503,326 $ 26,403,943 $ 83,966,429 $ 1,225,986,303
150,044,612 4,972,317 151,249,637 745,155,363
$ 516,547,938 $ 31,376,260 $ 235,216,066 $ 1,971,141,666

86 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive
Style Fund
Net Assets:
Class I Shares $ 484,439,143
Class II Shares 122,275,816
Class IV Shares 150,905,736
Class Y Shares —
Total $ 757,620,695
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 18,637,568
Class II Shares 4,732,363
Class IV Shares 5,810,133
Class Y Shares —
Total 29,180,064
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 25.99
Class II Shares $ 25.84
Class IV Shares $ 25.97
Class Y Shares $ —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 87
NVIT BlackRock Equity
Dividend Fund
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Mellon Dynamic U.S.
Core Fund
$ 59,375,229 $ — $ 82,172,577 $ 1,554,884,122
437,081,836 31,368,297 153,043,489 416,257,544
20,090,873 — — —
— 7,963 — —
$ 516,547,938 $ 31,376,260 $ 235,216,066 $ 1,971,141,666
2,630,908 — 7,749,111 71,635,663
19,574,634 2,030,252 14,846,635 19,421,122
889,820 — — —
— 518 — —
23,095,362 2,030,770 22,595,746 91,056,785
$ 22.57 $ — $ 10.60 $ 21.71
$ 22.33 $ 15.45 $ 10.31 $ 21.43
$ 22.58 $ — $ — $ —
$ — $ 15.37 $ — $ —

88 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Equity
Income Fund
Assets:
Investment securities, at value
*
$ 480,829,395
Repurchase agreement, at value 2,865,212
Cash 45,596,500
Deposits with broker for futures contracts 1,432
Foreign currencies, at value 15,695
Interest and dividends receivable 544,577
Security lending income receivable 3,438
Receivable for investments sold 3,910,059
Receivable for capital shares issued 159,197
Reclaims receivable 59,981
Receivable for variation margin on futures contracts 421,471
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 9,364
Prepaid expenses 2,210
Total Assets 534,418,531
Liabilities:
Payable for investments purchased 7,049,381
Payable for capital shares redeemed 108,758
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 2,865,212
Accrued expenses and other payables:
Investment advisory fees 235,991
Fund administration fees 145,136
Distribution fees 51,566
Administrative servicing fees 81,655
Accounting and transfer agent fees 81
Trustee fees 1
Custodian fees 46,086
Compliance program costs (Note 3) 1,164
Professional fees 34,677
Printing fees 185
Other 19,060
Total Liabilities 10,638,953
Net Assets $ 523,779,578
* Includes value of securities on loan (Note 2) 38,118,164
Cost of investment securities 345,211,103
Cost of repurchase agreement 2,865,212
Cost of foreign currencies 16,009
Represented by:
Capital $ 352,979,060
Total distributable earnings (loss) 170,800,518
Net Assets $ 523,779,578

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 89
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
NVIT Multi-Manager Small
Company Fund
$ 363,976,742 $ 161,883,310 $ 236,064,179 $ 414,726,130
618,909 2,528,774 3,109,779 7,482,813
11,068,326 1,486,400 9,447,400 8,589,686
— — — —
420,859 — — —
466,019 24,202 113,579 207,702
1,417 18,126 2,996 27,037
1,092,870 654,118 1,651,671 1,739,332
166,416 15,163 144,667 537,145
8,227 — 539 —
— — — —
57,794 — — —
13,147 3,432 13,268 —
1,482 725 967 1,770
377,892,208 166,614,250 250,549,045 433,311,615
1,154,537 550,127 2,472,193 2,240,748
152,418 229,695 23,789 167,247
1,137 — — —
618,909 2,528,774 3,109,779 7,482,813
224,707 111,687 176,895 284,048
77,317 68,380 71,461 74,869
74,167 13,618 11,482 13,467
7,453 22,501 37,496 57,635
108 83 126 644
84 39 — 3
8,024 3,138 4,048 3,262
349 152 210 359
18,814 19,567 20,405 17,463
34,411 20,537 7,297 54,382
10,005 3,011 5,153 3,361
2,382,440 3,571,309 5,940,334 10,400,301
$ 375,509,768 $ 163,042,941 $ 244,608,711 $ 422,911,314
11,740,316 24,018,906 19,997,643 37,311,249
283,469,647 104,441,268 187,608,459 297,290,384
618,909 2,528,774 3,109,779 7,482,813
418,353 — — —
$ 295,541,700 $ 80,285,021 $ 185,061,258 $ 253,852,343
79,968,068 82,757,920 59,547,453 169,058,971
$ 375,509,768 $ 163,042,941 $ 244,608,711 $ 422,911,314

90 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S. Equity
Income Fund
Net Assets:
Class I Shares $ 185,537,386
Class II Shares 82,254,374
Class IV Shares —
Class X Shares 61,587,439
Class Z Shares 194,400,379
Total $ 523,779,578
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 10,238,010
Class II Shares 4,572,451
Class IV Shares —
Class X Shares 3,402,369
Class Z Shares 10,874,259
Total 29,087,089
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 18.12
Class II Shares $ 17.99
Class IV Shares $ —
Class X Shares $ 18.10
Class Z Shares $ 17.88
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 91
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
NVIT Multi-Manager Small
Company Fund
$ 20,616,437 $ 97,428,473 $ 164,721,868 $ 327,953,146
354,893,331 65,614,468 55,574,795 66,902,063
— — 24,312,048 28,056,105
— — — —
— — — —
$ 375,509,768 $ 163,042,941 $ 244,608,711 $ 422,911,314
2,279,617 4,611,438 15,119,971 13,289,471
38,972,809 3,538,996 5,361,789 2,969,777
— — 2,232,273 1,138,416
— — — —
— — — —
41,252,426 8,150,434 22,714,033 17,397,664
$ 9.04 $ 21.13 $ 10.89 $ 24.68
$ 9.11 $ 18.54 $ 10.36 $ 22.53
$ — $ — $ 10.89 $ 24.64
$ — $ — $ — $ —
$ — $ — $ — $ —

92 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Assets:
Investment securities, at value
*
$ 256,665,873
Repurchase agreement, at value —
Cash 141,776
Interest and dividends receivable 98,249
Security lending income receivable —
Receivable for investments sold 2,275,229
Receivable for capital shares issued 24,999
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,072
Total Assets 259,207,198
Liabilities:
Payable for investments purchased 2,195,477
Payable for capital shares redeemed 27,147
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 125,743
Fund administration fees 65,825
Distribution fees 10,710
Administrative servicing fees 25,096
Accounting and transfer agent fees 69
Trustee fees 94
Custodian fees 2,381
Compliance program costs (Note 3) 242
Professional fees 17,814
Printing fees 10,583
Other 2,354
Total Liabilities 2,483,535
Net Assets $ 256,723,663
* Includes value of securities on loan (Note 2) —
Cost of investment securities 127,029,219
Cost of repurchase agreement —
Represented by:
Capital $ 109,692,517
Total distributable earnings (loss) 147,031,146
Net Assets $ 256,723,663

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 93
NVIT Newton Sustainable U.S.
Equity Fund NVIT Real Estate Fund NVIT Wells Fargo Discovery Fund
$ 131,560,851 $ 274,039,401 $ 744,354,434
— — 10,952,011
2,159,603 1,338,698 20,943,169
66,764 586,310 74,553
— — 19,939
— — 3,961,462
— 3,014 2,557
2,347 — 18,556
528 1,044 3,600
133,790,093 275,968,467 780,330,281
— 251,840 6,826,624
112,360 227,138 455,607
— — 10,952,011
64,484 139,428 434,590
63,295 66,328 78,407
9,041 20,608 36,326
8,090 35,246 44,020
69 79 135
43 41 253
2,518 3,219 6,980
123 246 724
17,278 18,675 21,189
13,710 7,051 26,835
3,597 2,949 4,764
294,608 772,848 18,888,465
$ 133,495,485 $ 275,195,619 $ 761,441,816
— — 111,073,148
87,126,843 192,259,687 458,493,820
— — 10,952,011
$ 69,055,278 $ 192,984,788 $ 283,207,287
64,440,207 82,210,831 478,234,529
$ 133,495,485 $ 275,195,619 $ 761,441,816

94 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Net Assets:
Class I Shares $ 204,142,540
Class II Shares 52,581,123
Total $ 256,723,663
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,614,266
Class II Shares 3,831,876
Total 18,446,142
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13.97
Class II Shares $ 13.72
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 95
NVIT Newton Sustainable U.S.
Equity Fund NVIT Real Estate Fund NVIT Wells Fargo Discovery Fund
$ 8,809,179 $ 175,689,659 $ 580,055,980
124,686,306 99,505,960 181,385,836
$ 133,495,485 $ 275,195,619 $ 761,441,816
553,854 19,731,046 41,098,892
7,847,914 11,328,278 14,010,333
8,401,768 31,059,324 55,109,225
$ 15.91 $ 8.90 $ 14.11
$ 15.89 $ 8.78 $ 12.95

96 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap
Defensive Style Fund
INVESTMENT INCOME:
Dividend income $ 5,990,229
Income from securities lending (Note 2) 14,078
Interest income 7,418
Foreign tax withholding —
Total Income 6,011,725
EXPENSES:
Investment advisory fees 2,111,277
Fund administration fees 125,857
Distribution fees Class II Shares 144,512
Administrative servicing fees Class I Shares 348,213
Administrative servicing fees Class II Shares 86,708
Administrative servicing fees Class IV Shares 107,461
Professional fees 28,287
Printing fees 32,827
Trustee fees 10,565
Custodian fees 16,235
Accounting and transfer agent fees 494
Compliance program costs (Note 3) 1,355
Other 8,754
Total expenses before fees waived expenses reimbursed 3,022,545
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,022,545
NET INVESTMENT INCOME/(LOSS) 2,989,180
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9 ) 27,765,827
Expiration or closing of futures contracts (Note 2) 1,779,850
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 29,545,677
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 40,600,920
Futures contracts (Note 2) (145,596)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 40,455,324
Net realized/unrealized gains (losses) 70,001,001
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 72,990,181
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 97
NVIT BlackRock Equity
Dividend Fund
NVIT J.P. Morgan U.S.
Equity Fund
NVIT Jacobs Levy Large
Cap Growth Fund
NVIT Mellon Dynamic U.S.
Core Fund
$ 6,105,807 $ 143,998 $ 662,125 $ 12,282,669
40,650 127 36,925 80,069
14,447 285 1,338 61,057
(249,197) (461) — (1,124)
5,911,707 143,949 700,388 12,422,671
1,532,651 41,889 720,310 4,354,626
95,060 42,339 67,885 274,145
508,398 26,794 180,474 484,133
42,351 — 57,868 1,099,077
305,040 22,624 108,285 290,481
14,630 — — —
22,706 24,557 19,348 48,289
16,827 10,177 11,505 97,773
6,988 68 3,231 27,143
6,846 32 2,406 29,500
4,131 15 122 724
903 25 150 3,487
4,631 530 8,982 19,780
2,561,162 169,050 1,180,566 6,729,158
— — — (352,022)
(118,106) (72,418) (101,353) (207,665)
2,443,056 96,632 1,079,213 6,169,471
3,468,651 47,317 (378,825) 6,253,200
26,165,232 335,170 22,495,126 40,442,789
— 27,695 — 6,396,782
7,466 — — —
— — 5,244,183 —
26,172,698 362,865 27,739,309 46,839,571
40,676,958 2,274,702 10,390,293 205,719,172
— — — 6,608,526
(8,517) — — —
— — 163,793 —
40,668,441 2,274,702 10,554,086 212,327,698
66,841,139 2,637,567 38,293,395 259,167,269
$ 70,309,790 $ 2,684,884 $ 37,914,570 $ 265,420,469

98 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mellon Dynamic U.S.
Equity Income Fund
INVESTMENT INCOME:
Dividend income $ 4,676,527
Interest income 25,267
Income from securities lending (Note 2) 9,124
Foreign tax withholding (1,113)
Total Income 4,709,805
EXPENSES:
Investment advisory fees 1,425,764
Fund administration fees 144,337
Distribution fees Class II Shares 101,105
Distribution fees Class Z Shares 230,880
Administrative servicing fees Class I Shares 224,408
Administrative servicing fees Class II Shares 101,105
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class X Shares 33,331
Administrative servicing fees Class Z Shares 110,824
Professional fees 27,549
Printing fees 67,717
Trustee fees 7,222
Custodian fees 6,468
Accounting and transfer agent fees 8,152
Compliance program costs (Note 3) 469
Other 4,313
Total expenses before and expenses reimbursed 2,493,644
Distribution fees waived - Class II (Note 3) (32,354)
Investment advisory fees waived (Note 3) (50,063)
Expenses reimbursed by adviser (Note 3) (9,364)
Net Expenses 2,401,863
NET INVESTMENT INCOME/(LOSS) 2,307,942
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9 ) 76,743,724
Expiration or closing of futures contracts (Note 2) 3,889,524
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 80,633,248
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 11,850,619
Futures contracts (Note 2) 273,006
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (3,442)
Net change in unrealized appreciation/depreciation 12,120,183
Net realized/unrealized gains (losses) 92,753,431
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 95,061,373
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 99
NVIT Multi-Manager Mid
Cap Value Fund
NVIT Multi-Manager Small
Cap Growth Fund
NVIT Multi-Manager Small
Cap Value Fund
$ 3,400,351 $ 259,094 $ 975,722
7,195 1,140 4,456
12,706 60,446 25,788
(28,231) — (3,883)
3,392,021 320,680 1,002,083
1,359,320 676,782 1,000,283
86,629 61,134 69,706
429,899 77,908 63,080
— — —
15,758 74,122 117,067
17,198 46,745 37,847
— — 17,572
— — —
— — —
21,622 17,127 18,918
24,797 15,413 24,400
5,286 2,372 3,332
1,777 1,938 1,042
4,179 289 329
680 307 433
3,166 1,377 1,934
1,970,311 975,514 1,355,943
— — —
(53,098) — —
(72,504) (18,106) (71,637)
1,844,709 957,408 1,284,306
1,547,312 (636,728) (282,223)
37,081,519 12,212,064 21,548,939
— — —
11,172 — —
7,560 — —
37,100,251 12,212,064 21,548,939
17,009,769 (544,593) 25,741,666
— — —
139,481 — —
(7,744) — —
17,141,506 (544,593) 25,741,666
54,241,757 11,667,471 47,290,605
$ 55,789,069 $ 11,030,743 $ 47,008,382

100 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small
Company Fund
INVESTMENT INCOME:
Dividend income $ 1,489,909
Income from securities lending (Note 2) 106,464
Interest income 2,488
Income from non-cash dividends —
Foreign tax withholding (11,242)
Total Income 1,587,619
EXPENSES:
Investment advisory fees 1,664,672
Fund administration fees 87,615
Distribution fees Class II Shares 75,511
Administrative servicing fees Class I Shares 227,342
Administrative servicing fees Class II Shares 45,307
Administrative servicing fees Class IV Shares 20,134
Professional fees 22,852
Printing fees 35,923
Trustee fees 5,671
Custodian fees 4,902
Accounting and transfer agent fees 186
Compliance program costs (Note 3) 735
Other 2,726
Total expenses before fees waived and expenses reimbursed 2,193,575
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (44,891)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,148,684
NET INVESTMENT INCOME/(LOSS) (561,065)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9 ) 48,177,597
Foreign currency transactions (Note 2) 200
Net realized gains (losses) 48,177,797
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 31,285,092
Translation of assets and liabilities denominated in foreign currencies (Note 2) 265
Net change in unrealized appreciation/depreciation 31,285,357
Net realized/unrealized gains (losses) 79,463,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 78,902,089
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 101
NVIT Neuberger Berman
Multi Cap Opportunities
Fund
NVIT Newton Sustainable
U.S. Equity Fund NVIT Real Estate Fund
NVIT Wells Fargo
Discovery Fund
$ 1,457,855 $ 767,814 $ 3,123,893 $ 295,353
— — — 116,893
227 — 1,098 5,295
95,242 — — —
(10,390) — (311) —
1,542,934 767,814 3,124,680 417,541
736,655 401,210 877,310 2,812,709
67,651 53,954 68,231 126,638
63,141 143,649 112,306 221,005
146,280 5,808 120,611 200,681
— 28,731 67,384 61,881
— — — —
18,729 16,526 19,588 29,929
12,703 20,326 16,895 35,439
3,608 1,792 3,623 11,129
4,059 1,647 4,070 10,911
228 203 243 454
463 230 464 1,422
2,009 674 2,094 8,242
1,055,526 674,750 1,292,819 3,520,440
— (91,937) — —
— (30,863) (16,295) (108,773)
— — (97,513) —
— (14,065) — (106,027)
1,055,526 537,885 1,179,011 3,305,640
487,408 229,929 1,945,669 (2,888,099)
11,888,906 4,102,896 15,401,147 101,438,992
— (1,860) — —
11,888,906 4,101,036 15,401,147 101,438,992
20,196,978 10,671,326 34,231,382 (85,741,879)
— — — —
20,196,978 10,671,326 34,231,382 (85,741,879)
32,085,884 14,772,362 49,632,529 15,697,113
$ 32,573,292 $ 15,002,291 $ 51,578,198 $ 12,809,014

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT AQR Large Cap Defensive Style Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 2,989,180 $ 6,879,484
Net realized gains 29,545,677 34,986,730
Net change in unrealized appreciation/depreciation 40,455,324 24,120,614
Change in net assets resulting from operations 72,990,181 65,986,828
Distributions to Shareholders From:
Distributable earnings:
Class I — (36,268,656)
Class II — (8,615,405)
Class IV — (11,069,812)
Class Y — —
Change in net assets from shareholder distributions — (55,953,873)
Change in net assets from capital transactions (31,290,919) (39,751,479)
Change in net assets 41,699,262 (29,718,524)
Net Assets:
Beginning of period 715,921,433 745,639,957
End of period $ 757,620,695 $ 715,921,433
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,705,375 $ 7,809,969
Dividends reinvested — 36,268,656
Cost of shares redeemed (27,841,552) (81,059,667)
Total Class I Shares (25,136,177) (36,981,042)
Class II Shares
Proceeds from shares issued 4,310,669 7,115,955
Dividends reinvested — 8,615,405
Cost of shares redeemed (4,944,848) (19,908,808)
Total Class II Shares (634,179) (4,177,448)
Class IV Shares
Proceeds from shares issued 356,760 1,417,129
Dividends reinvested — 11,069,812
Cost of shares redeemed (5,877,323) (11,079,930)
Total Class IV Shares (5,520,563) 1,407,011
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (31,290,919) $ (39,751,479)

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 103
NVIT BlackRock Equity Dividend Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 3,468,651 $ 6,619,758 $ 47,317 $ 33,217
26,172,698 1,862,205 362,865 300,293
40,668,441 12,519,329 2,274,702 1,984,607
70,309,790 21,001,292 2,684,884 2,318,117
— (2,914,173) — —
— (19,649,398) — (269,584)
— (1,013,850) — —
— — — (238)
— (23,577,421) — (269,822)
1,882,316 39,849,147 14,381,214 9,367,226
72,192,106 37,273,018 17,066,098 11,415,521
444,355,832 407,082,814 14,310,162 2,894,641
$ 516,547,938 $ 444,355,832 $ 31,376,260 $ 14,310,162
$ 4,266,738 $ 6,920,727 $ — $ —
— 2,914,173 — —
(5,537,854) (10,662,998) — —
(1,271,116) (828,098) — —
50,338,329 46,367,922 15,694,140 10,395,939
— 19,649,398 — 269,584
(45,964,114) (25,262,877) (1,312,926) (1,298,535)
4,374,215 40,754,443 14,381,214 9,366,988
201,221 775,893 — —
— 1,013,850 — —
(1,422,004) (1,866,941) — —
(1,220,783) (77,198) — —
— — — —
— — — 238
— — — —
— — — 238
$ 1,882,316 $ 39,849,147 $ 14,381,214 $ 9,367,226

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT AQR Large Cap Defensive Style Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 112,972 356,943
Reinvested — 1,607,967
Redeemed (1,142,453) (3,567,571)
Total Class I Shares (1,029,481) (1,602,661)
Class II Shares
Issued 182,798 345,885
Reinvested — 384,532
Redeemed (203,135) (933,716)
Total Class II Shares (20,337) (203,299)
Class IV Shares
Issued 14,603 66,111
Reinvested — 491,209
Redeemed (240,730) (498,964)
Total Class IV Shares (226,127) 58,356
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,275,945) (1,747,604)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 105
NVIT BlackRock Equity Dividend Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
196,319 407,880 — —
— 164,896 — —
(260,201) (606,313) — —
(63,882) (33,537) — —
2,313,025 2,833,868 1,070,700 876,402
— 1,126,221 — 20,228
(2,190,145) (1,419,832) (90,652) (108,300)
122,880 2,540,257 980,048 788,330
9,216 44,544 — —
— 57,365 — —
(67,388) (107,227) — —
(58,172) (5,318) — —
— — — —
— — — 18
— — — —
— — — 18
826 2,501,402 980,048 788,348

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (378,825) $ (181,558)
Net realized gains (losses) 27,739,309 41,658,853
Net change in unrealized appreciation/depreciation 10,554,086 9,203,042
Change in net assets resulting from operations 37,914,570 50,680,337
Distributions to Shareholders From:
Distributable earnings:
Class I — (31,186,020)
Class II — (63,562,974)
Class X — —
Class Z — —
Change in net assets from shareholder distributions — (94,748,994)
Change in net assets from capital transactions (16,029,300) 63,596,433
Change in net assets 21,885,270 19,527,776
Net Assets:
Beginning of period 213,330,796 193,803,020
End of period $ 235,216,066 $ 213,330,796
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,381,440 $ 6,582,591
Dividends reinvested — 31,186,020
Cost of shares redeemed (7,176,236) (15,595,056)
Total Class I Shares (4,794,796) 22,173,555
Class II Shares
Proceeds from shares issued 612,473 13,645,299
Dividends reinvested — 63,562,974
Cost of shares redeemed (11,846,977) (35,785,395)
Total Class II Shares (11,234,504) 41,422,878
Class X Shares(a)
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares(a)
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (16,029,300) $ 63,596,433

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 107
NVIT Mellon Dynamic U.S. Core Fund NVIT Mellon Dynamic U.S. Equity Income Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 6,253,200 $ 19,854,802 $ 2,307,942 $ 5,212,718
46,839,571 34,289,403 80,633,248 (26,874,652)
212,327,698 233,247,576 12,120,183 44,242,976
265,420,469 287,391,781 95,061,373 22,581,042
— (147,990,951) — (6,961,340)
— (38,065,170) — (5,211,344)
— — — (545,775)(a)
— — — (1,988,967)(a)
— (186,056,121) — (14,707,426)
(77,201,989) (14,988,386) (41,632,019) 80,562,880
188,218,480 86,347,274 53,429,354 88,436,496
1,782,923,186 1,696,575,912 470,350,224 381,913,728
$ 1,971,141,666 $ 1,782,923,186 $ 523,779,578 $ 470,350,224
$ 3,239,395 $ 8,380,144 $ 22,281 $ 1,210,407
— 147,990,951 — 6,961,340
(80,697,636) (146,950,940) (17,838,141) (36,201,634)
(77,458,241) 9,420,155 (17,815,860) (28,029,887)
22,080,254 46,811,986 155,101 11,297,319
— 38,065,170 — 5,211,344
(21,824,002) (109,285,697) (11,699,522) (98,705,115)
256,252 (24,408,541) (11,544,421) (82,196,452)
— — 8,121,717 12,842,905(a)
— — — 28,962,269(a)
— — — 545,775(a)
— — (4,602,284) (870,762)(a)
— — 3,519,433 41,480,187(a)
— — 7,311,040 71,974,933(a)
— — — 78,753,552(a)
— — — 1,988,967(a)
— — (23,102,211) (3,408,420)(a)
— — (15,791,171) 149,309,032(a)
$ (77,201,989) $ (14,988,386) $ (41,632,019) $ 80,562,880

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 244,064 605,428
Reinvested — 3,826,505
Redeemed (734,782) (1,458,254)
Total Class I Shares (490,718) 2,973,679
Class II Shares
Issued 66,566 1,151,454
Reinvested — 8,005,412
Redeemed (1,261,286) (3,611,780)
Total Class II Shares (1,194,720) 5,545,086
Class X Shares(a)
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares(a)
Issued — —
Issued in merger (Note 10) — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (1,685,438) 8,518,765
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from September 8, 2020 (commencement of operations) through December 31, 2020.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 109
NVIT Mellon Dynamic U.S. Core Fund NVIT Mellon Dynamic U.S. Equity Income Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
160,807 483,336 1,255 98,042
— 8,383,188 — 523,575
(4,019,439) (8,415,768) (1,070,820) (2,720,566)
(3,858,632) 450,756 (1,069,565) (2,098,949)
1,130,284 2,925,415 8,692 1,081,225
— 2,185,031 — 402,453
(1,083,872) (6,401,120) (709,716) (7,765,321)
46,412 (1,290,674) (701,024) (6,281,643)
— — 485,741 947,622(a)
— — — 2,273,143(a)
— — — 37,770(a)
— — (278,071) (63,836)(a)
— — 207,670 3,194,699(a)
— — 428,820 5,737,966(a)
— — — 6,248,763(a)
— — — 139,186(a)
— — (1,432,456) (248,020)(a)
— — (1,003,636) 11,877,895(a)
(3,812,220) (839,918) (2,566,555) 6,692,002

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT Multi-Manager Mid Cap Value Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 1,547,312 $ 3,611,822
Net realized gains (losses) 37,100,251 (16,757,860)
Net change in unrealized appreciation/depreciation 17,141,506 7,621,306
Change in net assets resulting from operations 55,789,069 (5,524,732)
Distributions to Shareholders From:
Distributable earnings:
Class I — (327,177)
Class II — (6,007,813)
Class IV — —
Change in net assets from shareholder distributions — (6,334,990)
Change in net assets from capital transactions (19,996,632) (21,330,273)
Change in net assets 35,792,437 (33,189,995)
Net Assets:
Beginning of period 339,717,331 372,907,326
End of period $ 375,509,768 $ 339,717,331
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,657,196 $ 5,819,938
Dividends reinvested — 327,177
Cost of shares redeemed (2,597,644) (6,962,804)
Total Class I Shares 1,059,552 (815,689)
Class II Shares
Proceeds from shares issued 5,752,359 11,715,973
Dividends reinvested — 6,007,813
Cost of shares redeemed (26,808,543) (38,238,370)
Total Class II Shares (21,056,184) (20,514,584)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (19,996,632) $ (21,330,273)
SHARE TRANSACTIONS:
Class I Shares
Issued 420,994 914,682
Reinvested — 46,022
Redeemed (312,871) (1,058,019)
Total Class I Shares 108,123 (97,315)
Class II Shares
Issued 645,876 2,172,093
Reinvested — 841,662
Redeemed (3,142,893) (5,683,664)
Total Class II Shares (2,497,017) (2,669,909)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (2,388,894) (2,767,224)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 111
NVIT Multi-Manager Small Cap Growth Fund NVIT Multi-Manager Small Cap Value Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (636,728) $ (901,249) $ (282,223) $ (228,110)
12,212,064 15,971,207 21,548,939 (7,191,462)
(544,593) 29,493,755 25,741,666 15,824,295
11,030,743 44,563,713 47,008,382 8,404,723
— (9,833,809) — (670,028)
— (6,435,233) — (182,043)
— — — (100,368)
— (16,269,042) — (952,439)
(176,138) 1,848,003 377,568 (12,086,987)
10,854,605 30,142,674 47,385,950 (4,634,703)
152,188,336 122,045,662 197,222,761 201,857,464
$ 163,042,941 $ 152,188,336 $ 244,608,711 $ 197,222,761
$ 12,116,941 $ 17,948,013 $ 8,872,471 $ 7,183,593
— 9,833,809 — 670,028
(17,963,348) (25,740,319) (10,948,991) (19,149,220)
(5,846,407) 2,041,503 (2,076,520) (11,295,599)
12,265,594 17,605,715 11,340,981 6,692,480
— 6,435,233 — 182,043
(6,595,325) (24,234,448) (8,034,981) (6,539,036)
5,670,269 (193,500) 3,306,000 335,487
— — 292,243 788,991
— — — 100,368
— — (1,144,155) (2,016,234)
— — (851,912) (1,126,875)
$ (176,138) $ 1,848,003 $ 377,568 $ (12,086,987)
580,108 1,125,031 837,543 1,127,048
— 636,081 — 93,207
(882,506) (1,629,770) (1,067,903) (2,756,935)
(302,398) 131,342 (230,360) (1,536,680)
677,833 1,313,143 1,120,257 1,103,575
— 473,527 — 27,171
(363,052) (1,746,722) (817,766) (1,012,458)
314,781 39,948 302,491 118,288
— — 28,282 126,037
— — — 13,958
— — (109,569) (286,989)
— — (81,287) (146,994)
12,383 171,290 (9,156) (1,565,386)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (561,065) $ (322,308)
Net realized gains 48,177,797 4,811,666
Net change in unrealized appreciation/depreciation 31,285,357 56,336,045
Change in net assets resulting from operations 78,902,089 60,825,403
Distributions to Shareholders From:
Distributable earnings:
Class I — (9,225,298)
Class II — (1,876,074)
Class IV — (802,874)
Change in net assets from shareholder distributions — (11,904,246)
Change in net assets from capital transactions 5,505,293 (23,660,998)
Change in net assets 84,407,382 25,260,159
Net Assets:
Beginning of period 338,503,932 313,243,773
End of period $ 422,911,314 $ 338,503,932
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 26,730,248 $ 7,438,943
Dividends reinvested — 9,225,298
Cost of shares redeemed (24,110,152) (36,785,816)
Total Class I Shares 2,620,096 (20,121,575)
Class II Shares
Proceeds from shares issued 14,070,214 3,022,720
Dividends reinvested — 1,876,074
Cost of shares redeemed (9,750,180) (7,607,803)
Total Class II Shares 4,320,034 (2,709,009)
Class IV Shares
Proceeds from shares issued 582,669 1,216,216
Dividends reinvested — 802,874
Cost of shares redeemed (2,017,506) (2,849,504)
Total Class IV Shares (1,434,837) (830,414)
Change in net assets from capital transactions $ 5,505,293 $ (23,660,998)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,139,177 497,147
Reinvested — 591,365
Redeemed (1,043,474) (2,351,719)
Total Class I Shares 95,703 (1,263,207)
Class II Shares
Issued 654,970 245,164
Reinvested — 131,470
Redeemed (461,725) (539,551)
Total Class II Shares 193,245 (162,917)
Class IV Shares
Issued 26,001 78,665
Reinvested — 51,532
Redeemed (87,795) (177,348)
Total Class IV Shares (61,794) (47,151)
Total change in shares 227,154 (1,473,275)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 113
NVIT Neuberger Berman Multi Cap Opportunities Fund NVIT Newton Sustainable U.S. Equity Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 487,408 $ 810,802 $ 229,929 $ 877,613
11,888,906 5,101,565 4,101,036 15,681,292
20,196,978 21,916,418 10,671,326 (2,238,710)
32,573,292 27,828,785 15,002,291 14,320,195
— (14,671,146) — (531,751)
— (4,252,726) — (7,470,152)
— — — —
— (18,923,872) — (8,001,903)
(12,571,421) (5,052,316) 1,031,273 (7,865,653)
20,001,871 3,852,597 16,033,564 (1,547,361)
236,721,792 232,869,195 117,461,921 119,009,282
$ 256,723,663 $ 236,721,792 $ 133,495,485 $ 117,461,921
$ 1,355,763 $ 1,564,349 $ 56,154 $ 2,460,493
— 14,671,146 — 531,751
(10,871,591) (20,604,778) (851,153) (1,715,604)
(9,515,828) (4,369,283) (794,999) 1,276,640
2,648,471 9,586,061 8,234,266 5,222,318
— 4,252,726 — 7,470,152
(5,704,064) (14,521,820) (6,407,994) (21,834,763)
(3,055,593) (683,033) 1,826,272 (9,142,293)
— — — —
— — — —
— — — —
— — — —
$ (12,571,421) $ (5,052,316) $ 1,031,273 $ (7,865,653)
101,168 151,129 3,847 193,791
— 1,351,471 — 40,567
(829,117) (1,879,084) (57,420) (139,836)
(727,949) (376,484) (53,573) 94,522
205,310 931,786 537,261 488,688
— 399,262 — 570,671
(444,382) (1,369,321) (429,894) (1,722,696)
(239,072) (38,273) 107,367 (663,337)
— — — —
— — — —
— — — —
— — — —
(967,021) (414,757) 53,794 (568,815)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Equity Funds
NVIT Real Estate Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 1,945,669 $ 3,005,754
Net realized gains (losses) 15,401,147 (15,769,508)
Net change in unrealized appreciation/depreciation 34,231,382 (5,043,332)
Change in net assets resulting from operations 51,578,198 (17,807,086)
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,939,645)
Class II — (1,435,989)
Change in net assets from shareholder distributions — (4,375,634)
Change in net assets from capital transactions (9,880,525) (24,548,972)
Change in net assets 41,697,673 (46,731,692)
Net Assets:
Beginning of period 233,497,946 280,229,638
End of period $ 275,195,619 $ 233,497,946
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,493,994 $ 8,806,618
Dividends reinvested — 2,939,645
Cost of shares redeemed (11,352,273) (22,569,272)
Total Class I Shares (7,858,279) (10,823,009)
Class II Shares
Proceeds from shares issued 3,028,580 4,921,298
Dividends reinvested — 1,435,989
Cost of shares redeemed (5,050,826) (20,083,250)
Total Class II Shares (2,022,246) (13,725,963)
Change in net assets from capital transactions $ (9,880,525) $ (24,548,972)
SHARE TRANSACTIONS:
Class I Shares
Issued 438,832 1,320,592
Reinvested — 420,564
Redeemed (1,417,914) (3,292,175)
Total Class I Shares (979,082) (1,551,019)
Class II Shares
Issued 373,435 706,319
Reinvested — 208,383
Redeemed (640,865) (3,006,547)
Total Class II Shares (267,430) (2,091,845)
Total change in shares (1,246,512) (3,642,864)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 115
NVIT Wells Fargo Discovery Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (2,888,099) $ (3,795,862)
101,438,992 100,505,527
(85,741,879) 211,129,604
12,809,014 307,839,269
— (62,876,679)
— (20,854,309)
— (83,730,988)
(37,804,220) 754,115
(24,995,206) 224,862,396
786,437,022 561,574,626
$ 761,441,816 $ 786,437,022
$ 8,408,452 $ 13,944,755
— 62,876,679
(38,822,537) (60,484,345)
(30,414,085) 16,337,089
23,461,264 49,259,868
— 20,854,309
(30,851,399) (85,697,151)
(7,390,135) (15,582,974)
$ (37,804,220) $ 754,115
600,465 1,229,868
— 5,859,896
(2,858,004) (5,629,596)
(2,257,539) 1,460,168
1,856,152 4,977,477
— 2,115,041
(2,455,506) (8,359,606)
(599,354) (1,267,088)
(2,856,893) 193,080

116 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT AQR Large Cap
Defensive Style Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 23.53 0.11 2.35 2.46 — — — $ 25.99 10.45% $ 484,439,143 0.80% 0.87% 0.80% 9.36%
Year Ended December 31,
2020 $ 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) $ 23.53 10.35% $ 462,718,211 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23.17 29.31% $ 492,851,799 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19.11 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18.90 – $ 491,745,543 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16.01 0.19 3.10 3.29 (0.19) — (0.19) $ 19.11 20.52% $ 539,162,094 0.79% 1.06% 0.79% 119.12%
Year Ended December 31,
2016 $ 14.57 0.21 1.45 1.66 (0.22) — (0.22) $ 16.01 11.39% $ 496,092,639 0.79% 1.42% 0.79% 58.09%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 23.42 0.07 2.35 2.42 — — — $ 25.84 10.33% $ 122,275,816 1.05% 0.62% 1.05% 9.36%
Year Ended December 31,
2020 $ 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) $ 23.42 10.05% $ 111,292,801 1.05% 0.82% 1.05% 27.72%
Year Ended December 31,
2019 $ 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) $ 23.08 29.02% $ 114,362,991 1.04% 0.87% 1.04% 16.10%
Year Ended December 31,
2018 $ 19.04 0.17 (0.21) (0.04) (0.17) — (0.17) $ 18.83 (0.28)% $ 94,322,078 1.05% 0.85% 1.05% 16.67%
Year Ended December 31,
2017 $ 15.95 0.14 3.09 3.23 (0.14) — (0.14) $ 19.04 20.24% $ 112,858,440 1.04% 0.81% 1.04% 119.12%
Year Ended December 31,
2016 $ 14.51 0.17 1.45 1.62 (0.18) — (0.18) $ 15.95 11.16% $ 111,902,598 1.04% 1.17% 1.04% 58.09%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 23.51 0.10 2.36 2.46 — — — $ 25.97 10.46% $ 150,905,736 0.80% 0.87% 0.80% 9.36%
Year Ended December 31,
2020 $ 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) $ 23.51 10.32% $ 141,910,421 0.80% 1.06% 0.80% 27.72%
Year Ended December 31,
2019 $ 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) $ 23.16 29.34% $ 138,425,167 0.79% 1.12% 0.79% 16.10%
Year Ended December 31,
2018 $ 19.10 0.22 (0.21) 0.01 (0.22) — (0.22) $ 18.89 – $ 114,235,678 0.80% 1.11% 0.80% 16.67%
Year Ended December 31,
2017 $ 16.00 0.19 3.10 3.29 (0.19) — (0.19) $ 19.10 20.54% $ 122,810,614 0.79% 1.06% 0.79% 119.12%
Year Ended December 31,
2016 $ 14.56 0.21 1.45 1.66 (0.22) — (0.22) $ 16.00 11.40% $ 109,152,161 0.79% 1.41% 0.79% 58.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT BlackRock Equity
Dividend Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.39 0.18 3.00 3.18 — — — $ 22.57 16.40% $ 59,375,229 0.80% 1.65% 0.85% 30.60%
Year Ended December 31,
2020 $ 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19.39 3.63% $ 52,262,210 0.80% 1.96% 0.87% 47.27%
Year Ended December 31,
2019 $ 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19.90 27.31% $ 54,306,027 0.80% 1.98% 0.87% 43.80%
Year Ended December 31,
2018 $ 20.10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16.56 (7.26)% $ 45,751,909 0.80% 1.87% 0.89% 35.80%
Year Ended December 31,
2017 $ 17.57 0.31 2.82 3.13 (0.60) — (0.60) $ 20.10 18.00% $ 48,947,247 0.80% 1.65% 0.93% 102.72%
Year Ended December 31,
2016 $ 15.31 0.33 2.36 2.69 (0.43) — (0.43) $ 17.57 17.89% $ 45,980,349 0.93% 2.11% 0.93% 17.26%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.21 0.15 2.97 3.12 — — — $ 22.33 16.24% $ 437,081,836 1.05% 1.40% 1.10% 30.60%
Year Ended December 31,
2020 $ 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) $ 19.21 3.35% $ 373,700,073 1.05% 1.70% 1.12% 47.27%
Year Ended December 31,
2019 $ 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) $ 19.74 27.01% $ 333,793,003 1.05% 1.72% 1.12% 43.80%
Year Ended December 31,
2018 $ 19.97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) $ 16.44 (7.46)% $ 230,187,343 1.05% 1.62% 1.14% 35.80%
Year Ended December 31,
2017 $ 17.47 0.26 2.80 3.06 (0.56) — (0.56) $ 19.97 17.69% $ 210,778,550 1.05% 1.40% 1.18% 102.72%
Year Ended December 31,
2016 $ 15.19 0.29 2.34 2.63 (0.35) — (0.35) $ 17.47 17.57% $ 164,952,425 1.18% 1.86% 1.18% 17.26%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.40 0.18 3.00 3.18 — — — $ 22.58 16.39% $ 20,090,873 0.80% 1.65% 0.85% 30.60%
Year Ended December 31,
2020 $ 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) $ 19.40 3.63% $ 18,393,549 0.80% 1.95% 0.87% 47.27%
Year Ended December 31,
2019 $ 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) $ 19.91 27.29% $ 18,983,784 0.80% 1.99% 0.87% 43.80%
Year Ended December 31,
2018 $ 20.11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) $ 16.57 (7.25)% $ 16,594,139 0.80% 1.88% 0.89% 35.80%
Year Ended December 31,
2017 $ 17.58 0.31 2.82 3.13 (0.60) — (0.60) $ 20.11 17.99% $ 19,557,671 0.80% 1.65% 0.93% 102.72%
Year Ended December 31,
2016 $ 15.32 0.33 2.37 2.70 (0.44) — (0.44) $ 17.58 17.89% $ 18,085,205 0.93% 2.11% 0.93% 17.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

118 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT J.P. Morgan U.S. Equity
Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.62 0.03 1.80 1.83 — — — $ 15.45 13.44% $ 31,368,297 0.90% 0.44% 1.58% 27.63%
Year Ended December 31,
2020 $ 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) $ 13.62 25.99% $ 14,303,158 0.94% 0.46% 3.53% 123.37%
Period Ended December 31,
2019(h) $ 10.00 0.02 1.03 1.05 (0.02) — (0.02) $ 11.03 10.51% $ 2,889,108 0.93% 0.71% 8.34% 11.87%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.52 0.07 1.78 1.85 — — — $ 15.37 13.68% $ 7,963 0.44% 0.90% 1.15% 27.63%
Year Ended December 31,
2020 $ 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) $ 13.52 26.52% $ 7,004 0.45% 0.98% 3.52% 123.37%
Period Ended December 31,
2019(h) $ 10.00 0.03 1.04 1.07 — — — $ 11.07 10.70% $ 5,533 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Jacobs Levy Large Cap
Growth Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 8.94 (0.01) 1.67 1.66 — — — $ 10.60 18.57% $ 82,172,577 0.81% (0.18)% 0.90% 64.09%
Year Ended December 31,
2020 $ 12.40 0.01 3.09 3.10 — (6.56) (6.56) $ 8.94 30.09% $ 73,693,442 0.81% 0.07% 0.94% 187.56%
Year Ended December 31,
2019 $ 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) $ 12.40 30.53% $ 65,304,432 0.85% 0.33% 0.87% 48.66%
Year Ended December 31,
2018 $ 13.61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) $ 11.37 (3.08)% $ 57,513,558 0.83% 0.36% 0.83% 62.60%
Year Ended December 31,
2017 $ 10.94 0.04 3.21 3.25 (0.04) (0.54) (0.58) $ 13.61 30.20% $ 64,347,625 0.82% 0.33% 0.83% 79.13%
Year Ended December 31,
2016 $ 12.62 0.10 0.14 0.24 (0.09) (1.83) (1.92) $ 10.94 2.19% $ 55,044,039 0.80% 0.87% 0.83% 74.16%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 8.70 (0.02) 1.63 1.61 — — — $ 10.31 18.51%(g) $ 153,043,489 1.06% (0.43)% 1.15% 64.09%
Year Ended December 31,
2020 $ 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) $ 8.70 29.77%(g) $ 139,637,354 1.06% (0.18)% 1.19% 187.56%
Year Ended December 31,
2019 $ 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) $ 12.24 30.22% $ 128,498,588 1.10% 0.08% 1.12% 48.66%
Year Ended December 31,
2018 $ 13.49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) $ 11.25 (3.35)% $ 112,724,534 1.08% 0.11% 1.08% 62.60%
Year Ended December 31,
2017 $ 10.85 0.01 3.18 3.19 (0.01) (0.54) (0.55) $ 13.49 29.88% $ 129,756,873 1.07% 0.08% 1.08% 79.13%
Year Ended December 31,
2016 $ 12.53 0.07 0.15 0.22 (0.07) (1.83) (1.90) $ 10.85 1.99% $ 113,882,417 1.05% 0.62% 1.08% 74.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

120 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S.
Core Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 18.84 0.07 2.80 2.87 — — — $ 21.71 15.23% $ 1,554,884,122 0.61% 0.73% 0.67% 1.10%
Year Ended December 31,
2020 $ 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) $ 18.84 18.90% $ 1,422,089,302 0.61% 1.28% 0.68% 10.36%
Year Ended December 31,
2019 $ 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) $ 17.76 37.62% $ 1,333,078,543 0.61% 1.62% 0.68% 3.18%
Year Ended December 31,
2018 $ 19.68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) $ 17.57 (1.27)% $ 1,090,981,977 0.61% 0.92% 0.68% 146.36%
Year Ended December 31,
2017 $ 15.91 0.09 4.21 4.30 (0.09) (0.44) (0.53) $ 19.68 27.31% $ 1,246,284,724 0.61% 0.50% 0.67% 80.08%
Year Ended December 31,
2016 $ 19.99 0.14 0.44 0.58 (0.12) (4.54) (4.66) $ 15.91 3.63% $ 1,101,282,906 0.61% 0.77% 0.69% 86.07%(g)
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 18.62 0.05 2.76 2.81 — — — $ 21.43 15.09% $ 416,257,544 0.86% 0.48% 0.92% 1.10%
Year Ended December 31,
2020 $ 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) $ 18.62 18.53% $ 360,833,884 0.86% 1.02% 0.93% 10.36%
Year Ended December 31,
2019 $ 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) $ 17.59 37.33% $ 363,497,369 0.86% 1.37% 0.93% 3.18%
Year Ended December 31,
2018 $ 19.56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) $ 17.45 (1.54)% $ 276,813,090 0.86% 0.66% 0.93% 146.36%
Year Ended December 31,
2017 $ 15.81 0.04 4.19 4.23 (0.04) (0.44) (0.48) $ 19.56 27.07% $ 333,402,553 0.86% 0.25% 0.92% 80.08%
Year Ended December 31,
2016 $ 19.91 0.09 0.43 0.52 (0.08) (4.54) (4.62) $ 15.81 3.32% $ 291,451,040 0.86% 0.52% 0.94% 86.07%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Mellon Dynamic U.S.
Equity Income Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.95 0.08 3.09 3.17 — — — $ 18.12 21.20% $ 185,537,386 0.90% 0.98% 0.92% 40.43%
Year Ended December 31,
2020 $ 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) $ 14.95 1.49% $ 169,058,917 0.91% 1.62% 0.91% 132.01%
Year Ended December 31,
2019 $ 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) $ 15.37 26.95% $ 205,999,170 0.89% 1.97% 0.89% 43.24%
Year Ended December 31,
2018 $ 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) $ 14.05 (9.35)% $ 186,640,442 0.89% 1.89% 0.89% 48.35%
Year Ended December 31,
2017 $ 16.37 0.27 1.08 1.35 (0.28) (0.62) (0.90) $ 16.82 8.67% $ 231,762,341 0.88% 1.64% 0.88% 29.90%
Year Ended December 31,
2016 $ 15.41 0.26 2.73 2.99 (0.38) (1.65) (2.03) $ 16.37 20.44% $ 244,068,538 0.89% 1.66% 0.89% 45.89%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.85 0.07 3.07 3.14 — — — $ 17.99 21.14% $ 82,254,374 1.07% 0.80% 1.17% 40.43%
Year Ended December 31,
2020 $ 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) $ 14.85 1.39% $ 78,329,379 1.08% 1.50% 1.16% 132.01%
Year Ended December 31,
2019 $ 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) $ 15.22 26.68% $ 175,914,558 1.06% 1.80% 1.14% 43.24%
Year Ended December 31,
2018 $ 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) $ 13.94 (9.47)% $ 152,592,138 1.06% 1.72% 1.14% 48.35%
Year Ended December 31,
2017 $ 16.26 0.24 1.07 1.31 (0.26) (0.62) (0.88) $ 16.69 8.44% $ 190,958,599 1.05% 1.47% 1.13% 29.90%
Year Ended December 31,
2016 $ 15.33 0.24 2.70 2.94 (0.36) (1.65) (2.01) $ 16.26 20.21% $ 189,357,620 1.06% 1.49% 1.14% 45.89%
Class X Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.92 0.09 3.09 3.18 — — — $ 18.10 21.31% $ 61,587,439 0.77% 1.12% 0.80% 40.43%
Period Ended December 31,
2020(g) $ 12.97 0.06 2.07 2.13 (0.18) — (0.18) $ 14.92 16.46% $ 47,677,595 0.78% 1.26% 0.79% 132.01%
Class Z Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.76 0.07 3.05 3.12 — — — $ 17.88 21.14% $ 194,400,379 1.02% 0.86% 1.04% 40.43%
Period Ended December 31,
2020(g) $ 12.83 0.04 2.06 2.10 (0.17) — (0.17) $ 14.76 16.41% $ 175,284,333 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

122 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Multi-Manager Mid Cap
Value Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 7.73 0.04 1.27 1.31 — — — $ 9.04 16.95% $ 20,616,437 0.93% 0.95% 1.00% 35.87%
Year Ended December 31,
2020 $ 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) $ 7.73 (1.07)% $ 16,786,420 0.95% 1.27% 1.01% 97.54%
Year Ended December 31,
2019 $ 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) $ 7.98 23.97% $ 18,104,793 0.97% 1.51% 1.00% 46.78%
Year Ended December 31,
2018 $ 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) $ 8.04 (13.12)% $ 13,956,158 0.95% 0.95% 0.97% 57.62%
Year Ended December 31,
2017 $ 10.61 0.15 1.28 1.43 (0.14) (0.60) (0.74) $ 11.30 13.95% $ 14,532,915 0.94% 1.33% 0.95% 52.09%
Year Ended December 31,
2016 $ 10.03 0.15 1.55 1.70 (0.16) (0.96) (1.12) $ 10.61 17.72% $ 6,979,976 0.94% 1.42% 0.95% 58.02%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 7.79 0.04 1.28 1.32 — — — $ 9.11 16.94% $ 354,893,331 1.02% 0.85% 1.09% 35.87%
Year Ended December 31,
2020 $ 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) $ 7.79 (1.14)% $ 322,930,911 1.04% 1.17% 1.10% 97.54%
Year Ended December 31,
2019 $ 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) $ 8.04 23.85% $ 354,802,533 1.06% 1.39% 1.08% 46.78%
Year Ended December 31,
2018 $ 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) $ 8.09 (13.15)% $ 322,782,547 1.06% 0.82% 1.08% 57.62%
Year Ended December 31,
2017 $ 10.65 0.12 1.31 1.43 (0.13) (0.60) (0.73) $ 11.35 13.84% $ 422,678,972 1.05% 1.11% 1.06% 52.09%
Year Ended December 31,
2016 $ 10.06 0.12 1.57 1.69 (0.14) (0.96) (1.10) $ 10.65 17.59% $ 421,646,285 1.05% 1.19% 1.06% 58.02%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Growth Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.65 (0.07) 1.55 1.48 — — — $ 21.13 7.43% $ 97,428,473 1.09% (0.69)% 1.11% 31.88%
Year Ended December 31,
2020 $ 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) $ 19.65 40.89% $ 96,535,049 1.09% (0.65)% 1.15% 72.58%
Year Ended December 31,
2019 $ 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) $ 15.98 35.71% $ 76,434,127 1.10% (0.50)% 1.12% 65.88%
Year Ended December 31,
2018 $ 19.31 (0.12) (0.88) (1.00) — (2.36) (2.36) $ 15.95 (7.94)% $ 59,353,624 1.07% (0.61)% 1.07% 71.16%
Year Ended December 31,
2017 $ 15.58 (0.09) 3.96 3.87 — (0.14) (0.14) $ 19.31 24.92% $ 70,486,445 1.06% (0.49)% 1.06% 79.84%
Year Ended December 31,
2016 $ 18.36 (0.09) 1.45 1.36 — (4.14) (4.14) $ 15.58 8.30% $ 54,945,124 1.11% (0.51)% 1.11% 72.15%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 17.26 (0.08) 1.36 1.28 — — — $ 18.54 7.30% $ 65,614,468 1.34% (0.94)% 1.36% 31.88%
Year Ended December 31,
2020 $ 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) $ 17.26 40.51% $ 55,653,287 1.34% (0.90)% 1.40% 72.58%
Year Ended December 31,
2019 $ 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) $ 14.32 35.38% $ 45,611,535 1.35% (0.75)% 1.37% 65.88%
Year Ended December 31,
2018 $ 18.07 (0.16) (0.79) (0.95) — (2.36) (2.36) $ 14.76 (8.22)% $ 33,338,170 1.32% (0.86)% 1.32% 71.16%
Year Ended December 31,
2017 $ 14.62 (0.12) 3.71 3.59 — (0.14) (0.14) $ 18.07 24.65% $ 36,574,872 1.31% (0.74)% 1.31% 79.84%
Year Ended December 31,
2016 $ 17.51 (0.12) 1.37 1.25 — (4.14) (4.14) $ 14.62 8.06% $ 30,447,030 1.36% (0.76)% 1.36% 72.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

124 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Cap Value Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 8.77 (0.01) 2.13 2.12 — — — $ 10.89 24.17% $ 164,721,868 1.06% (0.19)% 1.12% 30.42%
Year Ended December 31,
2020 $ 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8.77 5.15% $ 134,655,825 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8.39 19.00% $ 141,656,178 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10.60 (16.95)% $ 132,855,497 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14.88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15.34 9.06% $ 179,948,753 1.04% 0.57% 1.05% 51.07%
Year Ended December 31,
2016 $ 13.18 0.09 3.11 3.20 (0.08) (1.42) (1.50) $ 14.88 25.93% $ 191,007,874 1.06% 0.70% 1.06% 52.39%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 8.36 (0.02) 2.02 2.00 — — — $ 10.36 23.92% $ 55,574,795 1.31% (0.44)% 1.37% 30.42%
Year Ended December 31,
2020 $ 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) $ 8.36 4.95% $ 42,277,960 1.31% (0.34)% 1.40% 49.77%
Year Ended December 31,
2019 $ 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) $ 8.01 18.69% $ 39,566,334 1.33% 0.38% 1.35% 127.30%
Year Ended December 31,
2018 $ 14.96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) $ 10.29 (17.12)% $ 35,300,561 1.31% 0.29% 1.32% 56.54%
Year Ended December 31,
2017 $ 14.54 0.05 1.14 1.19 (0.04) (0.73) (0.77) $ 14.96 8.75% $ 45,811,865 1.29% 0.32% 1.30% 51.07%
Year Ended December 31,
2016 $ 12.92 0.06 3.04 3.10 (0.06) (1.42) (1.48) $ 14.54 25.61% $ 46,205,478 1.31% 0.47% 1.31% 52.39%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 8.77 (0.01) 2.13 2.12 — — — $ 10.89 24.17% $ 24,312,048 1.06% (0.19)% 1.12% 30.42%
Year Ended December 31,
2020 $ 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) $ 8.77 5.15% $ 20,288,976 1.06% (0.09)% 1.15% 49.77%
Year Ended December 31,
2019 $ 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) $ 8.39 19.00% $ 20,634,952 1.08% 0.63% 1.10% 127.30%
Year Ended December 31,
2018 $ 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) $ 10.60 (16.95)% $ 18,808,929 1.06% 0.54% 1.07% 56.54%
Year Ended December 31,
2017 $ 14.88 0.08 1.19 1.27 (0.08) (0.73) (0.81) $ 15.34 9.07% $ 23,951,637 1.04% 0.57% 1.05% 51.07%
Year Ended December 31,
2016 $ 13.17 0.09 3.12 3.21 (0.08) (1.42) (1.50) $ 14.88 26.03% $ 23,739,941 1.06% 0.70% 1.06% 52.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

126 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Multi-Manager Small
Company Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.99 (0.03) 4.72 4.69 — — — $ 24.68 23.46%(g) $ 327,953,146 1.06% (0.25)% 1.08% 35.80%
Year Ended December 31,
2020 $ 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19.99 22.69% $ 263,798,301 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17.02 25.65% $ 246,025,648 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22.64 — (1.68) (1.68) — (5.63) (5.63) $ 15.33 (12.63)% $ 225,095,575 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21.47 — 2.72 2.72 — (1.55) (1.55) $ 22.64 13.49% $ 284,126,029 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31,
2016 $ 20.59 0.07 4.21 4.28 (0.06) (3.34) (3.40) $ 21.47 22.83% $ 280,764,253 1.08% 0.36% 1.10% 83.36%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 18.27 (0.05) 4.31 4.26 — — — $ 22.53 23.32%(g) $ 66,902,063 1.31% (0.49)% 1.33% 35.80%
Year Ended December 31,
2020 $ 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) $ 18.27 22.36% $ 50,740,328 1.34% (0.33)% 1.36% 64.45%
Year Ended December 31,
2019 $ 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) $ 15.66 25.35% $ 46,017,820 1.33% (0.15)% 1.35% 73.21%
Year Ended December 31,
2018 $ 21.47 (0.05) (1.52) (1.57) — (5.63) (5.63) $ 14.27 (12.83)% $ 38,773,553 1.32% (0.25)% 1.34% 128.18%
Year Ended December 31,
2017 $ 20.49 (0.05) 2.58 2.53 — (1.55) (1.55) $ 21.47 13.20% $ 49,909,734 1.31% (0.26)% 1.33% 161.14%
Year Ended December 31,
2016 $ 19.80 0.02 4.03 4.05 (0.02) (3.34) (3.36) $ 20.49 22.54% $ 47,222,837 1.33% 0.11% 1.35% 83.36%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 19.97 (0.03) 4.70 4.67 — — — $ 24.64 23.39%(g) $ 28,056,105 1.06% (0.25)% 1.08% 35.80%
Year Ended December 31,
2020 $ 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) $ 19.97 22.72% $ 23,965,303 1.09% (0.08)% 1.11% 64.45%
Year Ended December 31,
2019 $ 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) $ 17.00 25.69% $ 21,200,305 1.08% 0.10% 1.10% 73.21%
Year Ended December 31,
2018 $ 22.62 — (1.68) (1.68) — (5.63) (5.63) $ 15.31 (12.64)% $ 18,324,572 1.07% 0.01% 1.09% 128.18%
Year Ended December 31,
2017 $ 21.45 — 2.72 2.72 — (1.55) (1.55) $ 22.62 13.50% $ 22,515,234 1.06% (0.01)% 1.08% 161.14%
Year Ended December 31,
2016 $ 20.58 0.07 4.20 4.27 (0.06) (3.34) (3.40) $ 21.45 22.79% $ 21,399,542 1.08% 0.36% 1.10% 83.36%

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

128 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Neuberger Berman
Multi Cap Opportunities
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.24 0.03 1.70 1.73 — — — $ 13.97 14.13% $ 204,142,540 0.84% 0.42% 0.84% 5.89%
Year Ended December 31,
2020 $ 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) $ 12.24 13.55% $ 187,757,719 0.85% 0.41% 0.85% 22.11%
Year Ended December 31,
2019 $ 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) $ 11.78 28.07% $ 185,208,998 0.84% 0.60% 0.84% 22.98%
Year Ended December 31,
2018 $ 11.81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) $ 10.06 (4.76)% $ 163,139,836 0.84% 0.55% 0.84% 25.64%
Year Ended December 31,
2017 $ 9.71 0.06 2.33 2.39 (0.06) (0.23) (0.29) $ 11.81 24.85% $ 194,055,925 0.84% 0.52% 0.84% 24.45%
Year Ended December 31,
2016 $ 9.05 0.08 1.11 1.19 (0.07) (0.46) (0.53) $ 9.71 13.60% $ 174,595,729 0.85% 0.84% 0.85% 24.20%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.03 0.02 1.67 1.69 — — — $ 13.72 14.05% $ 52,581,123 0.94% 0.32% 0.94% 5.89%
Year Ended December 31,
2020 $ 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) $ 12.03 13.40% $ 48,964,073 0.95% 0.31% 0.95% 22.11%
Year Ended December 31,
2019 $ 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) $ 11.60 28.09% $ 47,660,197 0.94% 0.50% 0.94% 22.98%
Year Ended December 31,
2018 $ 11.66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) $ 9.91 (4.93)%(f) $ 40,109,262 0.94% 0.45% 0.94% 25.64%
Year Ended December 31,
2017 $ 9.60 0.05 2.29 2.34 (0.05) (0.23) (0.28) $ 11.66 24.65%(f) $ 43,543,308 0.94% 0.42% 0.94% 24.45%
Year Ended December 31,
2016 $ 8.95 0.07 1.10 1.17 (0.06) (0.46) (0.52) $ 9.60 13.54% $ 25,802,883 0.95% 0.74% 0.95% 24.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Newton Sustainable
U.S. Equity Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.08 0.03 1.80 1.83 — — — $ 15.91 13.00% $ 8,809,179 0.87% 0.38% 0.94% 13.97%
Year Ended December 31,
2020 $ 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) $ 14.08 13.36% $ 8,555,506 0.87% 0.83% 0.94% 105.33%
Year Ended December 31,
2019 $ 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) $ 13.36 26.01% $ 6,852,834 0.85% 0.73% 0.86% 27.03%
Year Ended December 31,
2018 $ 14.10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) $ 11.87 (5.79)% $ 5,265,334 0.84% 0.60% 0.85% 12.16%
Year Ended December 31,
2017 $ 13.15 0.08 2.26 2.34 (0.08) (1.31) (1.39) $ 14.10 18.62% $ 6,809,731 0.83% 0.60% 0.83% 17.08%
Year Ended December 31,
2016 $ 13.39 0.11 1.17 1.28 (0.10) (1.42) (1.52) $ 13.15 10.11% $ 6,153,499 0.83% 0.80% 0.84% 27.75%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.07 0.03 1.79 1.82 — — — $ 15.89 12.94% $ 124,686,306 0.87% 0.37% 1.10% 13.97%
Year Ended December 31,
2020 $ 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) $ 14.07 13.34% $ 108,906,415 0.89% 0.81% 1.12% 105.33%
Year Ended December 31,
2019 $ 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) $ 13.35 26.05% $ 112,156,448 0.92% 0.68% 1.09% 27.03%
Year Ended December 31,
2018 $ 14.08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) $ 11.85 (5.87)% $ 99,981,738 0.92% 0.52% 1.09% 12.16%
Year Ended December 31,
2017 $ 13.15 0.07 2.24 2.31 (0.07) (1.31) (1.38) $ 14.08 18.36% $ 126,770,142 0.92% 0.52% 1.08% 17.08%
Year Ended December 31,
2016 $ 13.38 0.09 1.19 1.28 (0.09) (1.42) (1.51) $ 13.15 10.11% $ 123,461,518 0.92% 0.70% 1.09% 27.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

130 - Financial Highlights - June 30, 2021 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Real Estate Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 7.26 0.07 1.57 1.64 — — — $ 8.90 22.59% $ 175,689,659 0.85% 1.64% 0.94% 41.47%
Year Ended December 31,
2020 $ 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) $ 7.26 (5.39)% $ 150,350,715 0.85% 1.39% 0.94% 72.49%
Year Ended December 31,
2019 $ 6.09 0.13 1.74 1.87 (0.13) — (0.13) $ 7.83 30.70% $ 174,342,862 0.84% 1.71% 0.93% 44.83%
Year Ended December 31,
2018 $ 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) $ 6.09 (3.92)% $ 150,214,121 0.86% 1.98% 0.95% 51.83%
Year Ended December 31,
2017 $ 6.30 0.11 0.29 0.40 (0.14) (0.10) (0.24) $ 6.46 6.50% $ 179,042,374 0.89% 1.74% 0.93% 157.57%
Year Ended December 31,
2016 $ 6.49 0.10 0.39 0.49 (0.13) (0.55) (0.68) $ 6.30 7.35% $ 191,314,926 0.92% 1.48% 0.93% 109.27%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 7.17 0.05 1.56 1.61 — — — $ 8.78 22.45% $ 99,505,960 1.10% 1.39% 1.19% 41.47%
Year Ended December 31,
2020 $ 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) $ 7.17 (5.70)% $ 83,147,231 1.10% 1.13% 1.19% 72.49%
Year Ended December 31,
2019 $ 6.02 0.11 1.72 1.83 (0.11) — (0.11) $ 7.74 30.44% $ 105,886,776 1.09% 1.48% 1.18% 44.83%
Year Ended December 31,
2018 $ 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) $ 6.02 (4.06)% $ 82,482,997 1.11% 1.73% 1.20% 51.83%
Year Ended December 31,
2017 $ 6.23 0.10 0.28 0.38 (0.13) (0.10) (0.23) $ 6.38 6.14% $ 96,399,650 1.14% 1.49% 1.18% 157.57%
Year Ended December 31,
2016 $ 6.42 0.08 0.39 0.47 (0.11) (0.55) (0.66) $ 6.23 7.18% $ 97,537,254 1.17% 1.23% 1.18% 109.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - June 30, 2021 (Unaudited) - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Wells Fargo Discovery
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 13.85 (0.05) 0.31 0.26 — — — $ 14.11 1.88% $ 580,055,980 0.82% (0.71)% 0.88% 29.24%
Year Ended December 31,
2020 $ 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) $ 13.85 60.90% $ 600,571,813 0.82% (0.57)% 0.89% 86.95%
Year Ended December 31,
2019 $ 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) $ 9.91 37.25% $ 415,069,441 0.85% (0.37)% 0.88% 60.07%
Year Ended December 31,
2018 $ 12.30 (0.03) (0.36) (0.39) — (2.36) (2.36) $ 9.55 (6.85)% $ 336,981,446 0.85% (0.28)% 0.88% 51.56%
Year Ended December 31,
2017 $ 10.14 (0.03) 2.78 2.75 — (0.59) (0.59) $ 12.30 27.74% $ 403,331,203 0.84% (0.29)% 0.87% 63.12%
Year Ended December 31,
2016 $ 10.75 (0.01) 0.65 0.64 — (1.25) (1.25) $ 10.14 6.47% $ 361,892,264 0.85% (0.12)% 0.88% 64.33%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.72 (0.06) 0.29 0.23 — — — $ 12.95 1.81% $ 181,385,836 1.07% (0.96)% 1.13% 29.24%
Year Ended December 31,
2020 $ 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) $ 12.72 60.50% $ 185,865,209 1.07% (0.82)% 1.14% 86.95%
Year Ended December 31,
2019 $ 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) $ 9.23 36.84% $ 146,505,185 1.10% (0.62)% 1.13% 60.07%
Year Ended December 31,
2018 $ 11.82 (0.06) (0.32) (0.38) — (2.36) (2.36) $ 9.08 (7.05)% $ 107,546,186 1.10% (0.53)% 1.13% 51.56%
Year Ended December 31,
2017 $ 9.78 (0.06) 2.69 2.63 — (0.59) (0.59) $ 11.82 27.52% $ 140,853,847 1.09% (0.54)% 1.12% 63.12%
Year Ended December 31,
2016 $ 10.45 (0.04) 0.62 0.58 — (1.25) (1.25) $ 9.78 6.06% $ 114,138,973 1.10% (0.37)% 1.13% 64.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the fourteen (14) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund (formerly, BlackRock NVIT Equity Dividend Fund) ("Equity Dividend")
NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund ) ("U.S. Equity")
NVIT Jacobs Levy Large Cap Growth Fund ("Large Cap Growth")
NVIT Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Neuberger Berman Multi Cap Opportunities Fund (formerly, Neuberger Berman NVIT Multi Cap Opportunities
Fund) ("Multi Cap Opportunities")
NVIT Newton Sustainable U.S. Equity Fund ("Sustainable U.S. Equity")
NVIT Real Estate Fund ("Real Estate")
NVIT Wells Fargo Discovery Fund ("Discovery")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary
of NFS, hold shares of Disciplined Equity. Only separate
accounts established by NLIC and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of Equity Dividend, Multi Cap Opportunities,
Large Cap Growth, U.S. Core, U.S. Equity Income, Small
Cap Growth, Small Cap Value, Real Estate, and Discovery.
Shares of Defensive Style, Mid Cap Value, Small Company,
and Sustainable U.S. Equity are held by separate accounts
established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class X, Class Y and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Effective April 30, 2021, BlackRock NVIT Equity Dividend
Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund,
and NVIT J.P. Morgan Disciplined Equity Fund were renamed
“NVIT BlackRock Equity Dividend Fund”, "NVIT Neuberger
Berman Multi Cap Opportunities Fund" and "NVIT J.P. Morgan
U.S. Equity Fund", respectively.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 133
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the

134 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 740,531,559 $ – $ – $ 740,531,559
Futures Contracts 130,125 – – 130,125
Repurchase Agreement – 1,492,500 – 1,492,500
Total $ 740,661,684 $ 1,492,500 $ – $ 742,154,184
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,779,662 $ 10,316,202 $ – $ 16,095,864
Auto Components 3,353,106 – – 3,353,106
Automobiles 10,763,911 – – 10,763,911
Banks 57,076,054 – – 57,076,054
Beverages 9,934,131 – – 9,934,131
Capital Markets 30,694,466 – – 30,694,466
Chemicals 7,414,853 – – 7,414,853
Communications Equipment 16,394,870 – – 16,394,870
Consumer Finance 7,206,684 – – 7,206,684
Containers & Packaging 2,652,149 – – 2,652,149
Diversified Financial Services 5,028,829 – – 5,028,829
Diversified Telecommunication Services 10,802,696 – – 10,802,696
Electric Utilities 8,957,505 – – 8,957,505
Food Products – 5,540,563 – 5,540,563
Health Care Equipment & Supplies 15,498,644 10,029,537 – 25,528,181
Health Care Providers & Services 34,018,198 – – 34,018,198
Household Durables 3,158,583 2,664,794 – 5,823,377
Household Products – 1,327,766 – 1,327,766
Industrial Conglomerates 8,550,909 5,960,252 – 14,511,161
Insurance 33,705,225 – – 33,705,225
IT Services 17,494,286 – – 17,494,286
Machinery – 2,360,353 – 2,360,353
Media 17,328,947 – – 17,328,947
Multiline Retail 4,200,563 – – 4,200,563
Multi-Utilities 13,044,245 – – 13,044,245
Oil, Gas & Consumable Fuels 14,008,301 12,110,603 – 26,118,904
Personal Products 10,307,174 – – 10,307,174
Pharmaceuticals – 28,667,977 – 28,667,977
Professional Services 2,786,518 – – 2,786,518
Road & Rail 4,423,892 – – 4,423,892
Software 16,927,056 – – 16,927,056
Specialty Retail 11,872,093 – – 11,872,093

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 135
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ – $ 3,517,577 $ – $ 3,517,577
Tobacco 3,185,739 4,623,443 – 7,809,182
Wireless Telecommunication Services 2,250,573 – – 2,250,573
Total Common Stocks $ 388,819,862 $ 87,119,067 $ – $ 475,938,929
Master Limited Partnership 9,904,472 – – 9,904,472
Repurchase Agreement – 1,403,537 – 1,403,537
Total $ 398,724,334 $ 88,522,604 $ – $ 487,246,938
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 30,724,426 $ – $ – $ 30,724,426
Repurchase Agreement – 54,740 – 54,740
Total $ 30,724,426 $ 54,740 $ – $ 30,779,166
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 230,618,798 $ – $ – $ 230,618,798
Repurchase Agreements – 2,018,965 – 2,018,965
Total Return Swaps* – 1,233,066 – 1,233,066
Total Assets $ 230,618,798 $ 3,252,031 $ – $ 233,870,829
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (950,777) $ – $ (950,777)
Total Liabilities $ – $ (950,777) $ – $ (950,777)
Total $ 230,618,798 $ 2,301,254 $ – $ 232,920,052
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,755,679,704 $ – $ – $ 1,755,679,704
Futures Contracts 7,368,429 – – 7,368,429
Purchased Option 31,541,250 – – 31,541,250
Repurchase Agreements – 2,493,206 – 2,493,206
Short-Term Investment – 51,994,995 – 51,994,995
Total $ 1,794,589,383 $ 54,488,201 $ – $ 1,849,077,584
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 452,506,570 $ – $ – $ 452,506,570
Futures Contracts 1,105,991 – – 1,105,991
Purchased Option 8,324,750 – – 8,324,750
Repurchase Agreements – 2,865,212 – 2,865,212
Short-Term Investment – 19,998,075 – 19,998,075
Total Assets $ 461,937,311 $ 22,863,287 $ – $ 484,800,598
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (908,825) $ – $ – $ (908,825)
Total Liabilities $ (908,825) $ – $ – $ (908,825)
Total $ 461,028,486 $ 22,863,287 $ – $ 483,891,773

136 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,756,464 $ 1,895,447 $ – $ 7,651,911
Airlines 2,948,672 – – 2,948,672
Auto Components 1,994,363 923,302 – 2,917,665
Automobiles 1,856,303 – – 1,856,303
Banks 10,422,578 – – 10,422,578
Beverages 2,609,334 – – 2,609,334
Biotechnology 1,529,470 – – 1,529,470
Building Products 1,046,882 – – 1,046,882
Capital Markets 16,467,837 – – 16,467,837
Chemicals 4,493,128 – – 4,493,128
Commercial Services & Supplies 2,301,079 – – 2,301,079
Communications Equipment 3,065,023 – – 3,065,023
Construction & Engineering 1,386,708 – – 1,386,708
Consumer Finance 2,980,432 – – 2,980,432
Containers & Packaging 12,335,341 – – 12,335,341
Distributors 3,993,107 – – 3,993,107
Diversified Financial Services 1,519,455 – – 1,519,455
Electric Utilities 16,571,295 – – 16,571,295
Electrical Equipment 9,354,770 – – 9,354,770
Electronic Equipment, Instruments &
Components 6,549,778 – – 6,549,778
Energy Equipment & Services 3,269,861 – – 3,269,861
Equity Real Estate Investment Trusts
(REITs) 15,791,603 – – 15,791,603
Food & Staples Retailing 985,637 3,250,313 – 4,235,950
Food Products 15,178,600 1,360,543 – 16,539,143
Gas Utilities 6,371,313 – – 6,371,313
Health Care Equipment & Supplies 10,001,414 – – 10,001,414
Health Care Providers & Services 26,066,067 – – 26,066,067
Health Care Technology 3,442,635 – – 3,442,635
Hotels, Restaurants & Leisure – 1,845,218 – 1,845,218
Household Durables 2,486,650 – – 2,486,650
Household Products 2,652,676 – – 2,652,676
Independent Power and Renewable
Electricity Producers 4,513,215 – – 4,513,215
Insurance 41,234,541 – – 41,234,541
Interactive Media & Services 1,603,368 – – 1,603,368
Internet & Direct Marketing Retail 3,924,739 – – 3,924,739
IT Services 6,188,729 – – 6,188,729
Leisure Products 1,205,248 – – 1,205,248
Machinery 4,918,029 887,274 – 5,805,303
Media 15,892,811 – – 15,892,811
Metals & Mining 1,502,410 – – 1,502,410
Mortgage Real Estate Investment Trusts
(REITs) 3,315,792 – – 3,315,792
Multiline Retail 7,576,627 – – 7,576,627
Multi-Utilities 10,637,510 – – 10,637,510
Oil, Gas & Consumable Fuels 13,708,288 – – 13,708,288
Paper & Forest Products – 2,652,595 – 2,652,595
Pharmaceuticals 9,130,561 – – 9,130,561
Professional Services 1,350,510 – – 1,350,510
Real Estate Management & Development 1,563,680 – – 1,563,680
Road & Rail 1,237,146 – – 1,237,146
Software 8,068,374 – – 8,068,374
Specialty Retail 8,000,337 – – 8,000,337
Technology Hardware, Storage &
Peripherals 3,957,460 – – 3,957,460
Thrifts & Mortgage Finance 584,041 – – 584,041

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 137
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 5,620,159 $ – $ – $ 5,620,159
Total Common Stocks $ 351,162,050 $ 12,814,692 $ – $ 363,976,742
Forward Foreign Currency Contracts – 57,794 – 57,794
Repurchase Agreement – 618,909 – 618,909
Total Assets $ 351,162,050 $ 13,491,395 $ – $ 364,653,445
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,137) $ – $ (1,137)
Total Liabilities $ – $ (1,137) $ – $ (1,137)
Total $ 351,162,050 $ 13,490,258 $ – $ 364,652,308
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 161,883,310 $ – $ – $ 161,883,310
Repurchase Agreements – 2,528,774 – 2,528,774
Total $ 161,883,310 $ 2,528,774 $ – $ 164,412,084
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,450,836 $ – $ – $ 3,450,836
Air Freight & Logistics 599,234 – – 599,234
Airlines 385,692 – – 385,692
Auto Components 8,837,919 – – 8,837,919
Banks 14,457,728 – – 14,457,728
Beverages 1,503,793 – – 1,503,793
Biotechnology 2,962,440 – – 2,962,440
Building Products 2,887,487 – – 2,887,487
Capital Markets 12,528,947 – – 12,528,947
Chemicals 9,047,363 – – 9,047,363
Commercial Services & Supplies 16,676,675 – – 16,676,675
Communications Equipment 4,213,204 – – 4,213,204
Construction & Engineering 6,361,338 – – 6,361,338
Consumer Finance 2,917,509 – – 2,917,509
Containers & Packaging 151,983 – – 151,983
Diversified Consumer Services 1,964,390 – – 1,964,390
Diversified Financial Services 410,219 – – 410,219
Electric Utilities 1,665,746 – – 1,665,746
Electrical Equipment 3,598,266 – – 3,598,266
Electronic Equipment, Instruments &
Components 7,922,912 – – 7,922,912
Energy Equipment & Services 555,154 – – 555,154
Entertainment 152,724 – – 152,724
Equity Real Estate Investment Trusts
(REITs) 8,621,389 – – 8,621,389
Food & Staples Retailing 4,139,736 – – 4,139,736
Food Products 797,350 – – 797,350
Gas Utilities 1,136,176 – – 1,136,176
Health Care Equipment & Supplies 4,518,042 – – 4,518,042
Health Care Providers & Services 3,995,855 – – 3,995,855
Health Care Technology 2,361,485 – – 2,361,485
Hotels, Restaurants & Leisure 6,273,709 – – 6,273,709
Household Durables 1,043,015 – – 1,043,015
Household Products 188,874 – – 188,874

138 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ 191,992 $ – $ – $ 191,992
Insurance 12,116,677 – – 12,116,677
Interactive Media & Services 1,774,195 – – 1,774,195
IT Services 5,705,070 – – 5,705,070
Leisure Products 1,511,366 – – 1,511,366
Machinery 7,448,620 – – 7,448,620
Marine 556,601 – – 556,601
Media 6,620,137 – – 6,620,137
Metals & Mining 1,622,311 – – 1,622,311
Multiline Retail 1,851,669 – – 1,851,669
Oil, Gas & Consumable Fuels 10,069,713 – – 10,069,713
Paper & Forest Products 797,662 – – 797,662
Personal Products 3,564,000 – – 3,564,000
Pharmaceuticals 676,556 – – 676,556
Professional Services 2,528,477 – – 2,528,477
Real Estate Management & Development 6,535,407 – – 6,535,407
Road & Rail 5,245,872 – – 5,245,872
Semiconductors & Semiconductor
Equipment 5,869,914 – – 5,869,914
Software 3,270,022 – – 3,270,022
Specialty Retail 6,716,710 – – 6,716,710
Technology Hardware, Storage &
Peripherals 938,235 – – 938,235
Textiles, Apparel & Luxury Goods 464,243 – – 464,243
Thrifts & Mortgage Finance 4,275,094 – – 4,275,094
Trading Companies & Distributors 7,338,540 – – 7,338,540
Wireless Telecommunication Services 2,047,906 – – 2,047,906
Total Common Stocks $ 236,064,179 $ – $ – $ 236,064,179
Repurchase Agreement – 3,109,779 – 3,109,779
Rights – – – –
Total $ 236,064,179 $ 3,109,779 $ – $ 239,173,958
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,038,634 $ – $ – $ 4,038,634
Air Freight & Logistics 1,009,334 – – 1,009,334
Airlines 112,240 – – 112,240
Auto Components 16,768,967 – – 16,768,967
Banks 29,744,850 – – 29,744,850
Beverages 2,642,554 – – 2,642,554
Biotechnology 13,906,042 – – 13,906,042
Building Products 8,414,937 – – 8,414,937
Capital Markets 9,804,186 – – 9,804,186
Chemicals 11,629,764 – – 11,629,764
Commercial Services & Supplies 9,441,796 – – 9,441,796
Communications Equipment 9,298,123 – – 9,298,123
Construction & Engineering 3,297,246 – – 3,297,246
Consumer Finance 5,967,731 – – 5,967,731
Containers & Packaging 893,579 – – 893,579
Diversified Consumer Services 2,601,008 – – 2,601,008
Diversified Financial Services 734,983 – – 734,983
Diversified Telecommunication Services 1,351,892 – – 1,351,892
Electric Utilities 3,106,529 – – 3,106,529
Electrical Equipment 2,549,305 – – 2,549,305
Electronic Equipment, Instruments &
Components 8,191,570 – – 8,191,570

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 139
Level 1 Level 2 Level 3 Total
Assets:
Energy Equipment & Services $ 985,483 $ – $ – $ 985,483
Entertainment 2,076,790 – – 2,076,790
Equity Real Estate Investment Trusts
(REITs) 16,162,082 – – 16,162,082
Food & Staples Retailing 2,066,614 – – 2,066,614
Food Products 5,228,099 – – 5,228,099
Gas Utilities 3,148,325 – – 3,148,325
Health Care Equipment & Supplies 17,070,842 – – 17,070,842
Health Care Providers & Services 6,042,751 – – 6,042,751
Health Care Technology 8,899,468 – – 8,899,468
Hotels, Restaurants & Leisure 15,952,172 – – 15,952,172
Household Durables 2,911,656 – – 2,911,656
Household Products 257,756 – – 257,756
Independent Power and Renewable
Electricity Producers 383,985 – – 383,985
Insurance 17,279,404 – – 17,279,404
Interactive Media & Services 3,482,876 – – 3,482,876
IT Services 4,267,623 – – 4,267,623
Leisure Products 4,820,739 – – 4,820,739
Life Sciences Tools & Services 9,744,746 – – 9,744,746
Machinery 19,891,918 – – 19,891,918
Marine 861,268 – – 861,268
Media 8,892,324 – – 8,892,324
Metals & Mining 3,679,998 – – 3,679,998
Multiline Retail 3,379,743 – – 3,379,743
Oil, Gas & Consumable Fuels 19,393,211 – – 19,393,211
Paper & Forest Products 2,433,881 – – 2,433,881
Pharmaceuticals 1,546,829 – – 1,546,829
Professional Services 5,075,070 – – 5,075,070
Real Estate Management & Development 3,063,351 – – 3,063,351
Road & Rail 5,691,876 – – 5,691,876
Semiconductors & Semiconductor
Equipment 16,727,631 – – 16,727,631
Software 23,273,052 – – 23,273,052
Specialty Retail 9,958,405 – – 9,958,405
Technology Hardware, Storage &
Peripherals 1,352,933 – – 1,352,933
Textiles, Apparel & Luxury Goods 1,344,172 – – 1,344,172
Thrifts & Mortgage Finance 7,064,966 – – 7,064,966
Trading Companies & Distributors 11,603,685 – – 11,603,685
Wireless Telecommunication Services 3,205,136 – – 3,205,136
Total Common Stocks $ 414,726,130 $ – $ – $ 414,726,130
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 7,482,813 – 7,482,813
Rights – – – –
Total $ 414,726,130 $ 7,482,813 $ – $ 422,208,943
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 256,665,873 $ – $ – $ 256,665,873
Total $ 256,665,873 $ – $ – $ 256,665,873

140 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 9,568,836 $ – $ – $ 9,568,836
Beverages 3,575,342 – – 3,575,342
Capital Markets 3,704,592 – – 3,704,592
Chemicals 5,421,255 – – 5,421,255
Diversified Telecommunication Services 2,181,248 – – 2,181,248
Electric Utilities 2,984,045 – – 2,984,045
Electronic Equipment, Instruments &
Components 2,977,459 – – 2,977,459
Food & Staples Retailing 3,053,781 – – 3,053,781
Food Products 457,036 – – 457,036
Health Care Equipment & Supplies 11,777,313 – – 11,777,313
Household Durables 3,047,760 – – 3,047,760
Interactive Media & Services 6,429,233 – – 6,429,233
Internet & Direct Marketing Retail 12,732,614 – – 12,732,614
IT Services 11,532,650 – – 11,532,650
Multiline Retail 2,853,968 – – 2,853,968
Multi-Utilities 1,454,313 – – 1,454,313
Pharmaceuticals 2,959,849 – – 2,959,849
Road & Rail 2,182,467 – – 2,182,467
Semiconductors & Semiconductor
Equipment 9,070,313 – – 9,070,313
Software 17,805,200 – – 17,805,200
Technology Hardware, Storage &
Peripherals 9,140,574 – – 9,140,574
Textiles, Apparel & Luxury Goods 4,301,465 – – 4,301,465
Trading Companies & Distributors – 2,349,538 – 2,349,538
Total Common Stocks $ 129,211,313 $ 2,349,538 $ – $ 131,560,851
Total $ 129,211,313 $ 2,349,538 $ – $ 131,560,851
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 274,039,401 $ – $ – $ 274,039,401
Total $ 274,039,401 $ – $ – $ 274,039,401
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 744,354,434 $ – $ – $ 744,354,434
Repurchase Agreements – 10,952,011 – 10,952,011
Total $ 744,354,434 $ 10,952,011 $ – $ 755,306,445
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the six months ended June 30, 2021, Small Cap Value held one common stock and one rights investments that were categorized as Level 3 investments which were each valued at $0.
During the six months ended June 30, 2021, Small Company held two corporate bonds, three common stocks, one preferred stock and two rights investments that were categorized as Level 3 investments which were each valued at $0.

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 141
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any
Fund
U.S. Dollar
Amount
Foreign
Currency
Amount
Equity Dividend $ — $ 54,611
Large Cap Growth 243,765 —
Amounts designated as "—" are zero or have been rounded to zero.

142 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
(e) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This
means that a Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s
market value.
The market value also includes interest charges and credits
(“financing fees”) related to the notional values of the long and short positions and cash balances within the swap.
These interest charges and credits are based on a specified
benchmark rate plus or minus a specified spread determined
based upon the country and/or currency of the positions in
the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation
(depreciation) on positions and accrued financing fees
become available for cash settlement between a Fund and
the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily
based on valuations from an independent pricing service. An
independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 143
may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 130,125
Total $ 130,125

144 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(b)
Equity risk Swap contracts, at value $ 1,233,066
Total $ 1,233,066
Liabilities:
Swap Contracts(b)
Equity risk Swap contracts, at value (950,777)
Total $ (9 50 , 777 )
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 29,635,250
Interest rate risk Investment securities, at value 1,906,000
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 4,133,925
Interest rate risk
Receivable/payable for variation margin on futures
contracts 3,234,504
Total $ 38,909,679
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 7,798,750
Interest rate risk Investment securities, at value 526,000
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 220,910
Interest rate risk
Receivable/payable for variation margin on futures
contracts 885,081
Total $ 9,430,741
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (908,825)
Total $ (908,825)

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 145
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 57,794
Total $ 57,794
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (1,137)
Total $ (1,137)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,779,850
Total $ 1,779,850
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 27,695
Total $ 27,695
Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 5, 244 , 183
Total $ 5, 244 , 183
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 18,518,284
Interest rate risk (799,993)
Futures Contracts
Equity risk 31,503,652
Interest rate risk (25,106,870)
Total $ 24,115,073
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 4,943,966
Interest rate risk (212,749)
Futures Contracts
Equity risk 10,146,945
Interest rate risk (6,257,421)
Total $ 8,620,741
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 11,172
Total $ 11,172

146 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (145,596)
Total $ (145,596)
Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 163,793
Total $ 163,793
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 1,362,080
Interest rate risk 980,464
Futures Contracts
Equity risk (17,703)
Interest rate risk 6,626,229
Total $ 8,951,070
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 362,589
Interest rate risk 270,592
Futures Contracts
Equity risk (1,463,349)
Interest rate risk 1,736,355
Total $ 906,187
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 139,481
Total $ 139,481
Amounts designated as "−" are zero or have been rounded to zero.
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 12,159,484
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 142,159

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 147
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2021, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 66,658,679
Average Notional Balance — Pays Float Rate $ (66,477,754)
U.S. Core
Options:
Average Value Purchased $ 24,820,313
Average Number of Purchased Option Contracts 2,074
Futures Contracts:
Average Notional Balance Long $ 446,969,864
U.S. Equity Income
Options:
Average Value Purchased $ 6,619,808
Average Number of Purchased Option Contracts 556
Futures Contracts:
Average Notional Balance Long $ 118,937,605
Average Notional Balance Short $ 3,814,344
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 687,068
Average Settlement Value Sold $ 12,874,043

148 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2021:
Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JP Morgan Chase Bank NA Swap Contracts $ 1,233,066 $ (914 , 523 ) $ — $ 318 , 543
Total $ 1,233,066 $ (9 14 , 523 ) $ — $ 318 , 543
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
JP Morgan Chase Bank NA Swap Contracts (9 14 , 523 ) $ 9 14 , 523 $ — $ —
Total $ (9 14 , 523 ) $ 9 14 , 523 $ — $ —
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,270,000.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 6,19 1 $ — $ — $ 6,19 1
Credit Suisse International
Forward Foreign
Currency Contracts 19,304 — — 19,304
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 28,955 (795) — 28,160
UBS AG
Forward Foreign
Currency Contracts 3,344 (342) — 3,00 2
Total $ 57,79 4 $ (1,137) $ — $ 56,65 7
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (795) 795 — —
UBS AG
Forward Foreign
Currency Contracts (342) 342 — —
Total $ (1,137) $ 1,137 $ — $ —
Amounts designated as “—” are zero.

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 149
(h) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Defensive Style $ 1,492,500
Equity Dividend 1,403,537
U.S. Equity 54,740
Large Cap Growth 2,018,965
U.S. Core 2,493,206
U.S. Equity Income 2,865,212
Mid Cap Value 618,909
Small Cap Growth 2,528,774
Small Cap Value 3,109,779
Small Company 7,482,813
Discovery 10,952,011

150 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
(i) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2021, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.
MetLife, Inc., 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $102,742,282, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $104,839,069.
Pershing LLC, 0.08%, dated 6/30/2021, due 7/1/2021, repurchase price $191,494,426, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.20% - 8.50%, maturing 7/6/2021 - 8/20/2070; total market value $195,323,880.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Defensive Style
Cantor Fitzgerald
& Co. $ 1,492,500 $ – $ 1,492,500 $ (1,492,500) $ –
Total $ 1,492,500 $ – $ 1,492,500 $ (1,492,500) $ –

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 151
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Equity Dividend
Cantor Fitzgerald
& Co. $ 1,403,537 $ – $ 1,403,537 $ (1,403,537) $ –
Total $ 1,403,537 $ – $ 1,403,537 $ (1,403,537) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Equity
Cantor Fitzgerald
& Co. $ 54,740 $ – $ 54,740 $ (54,740) $ –
Total $ 54,740 $ – $ 54,740 $ (54,740) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Large Cap
Growth
Cantor Fitzgerald
& Co. $ 1,018,965 $ – $ 1,018,965 $ (1,018,965) $ –
Large Cap
Growth CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,018,965 $ – $ 2,018,965 $ (2,018,965) $ –

152 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
Cantor Fitzgerald
& Co. $ 493,206 $ – $ 493,206 $ (493,206) $ –
U.S. Core MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 2,493,206 $ – $ 2,493,206 $ (2,493,206) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Equity
Income
Cantor Fitzgerald
& Co. $ 1,865,212 $ – $ 1,865,212 $ (1,865,212) $ –
U.S. Equity
Income MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,865,212 $ – $ 2,865,212 $ (2,865,212) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Value
Cantor Fitzgerald
& Co. $ 618,909 $ – $ 618,909 $ (618,909) $ –
Total $ 618,909 $ – $ 618,909 $ (618,909) $ –

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 153
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
Cantor Fitzgerald
& Co. $ 1,528,774 $ – $ 1,528,774 $ (1,528,774) $ –
Small Cap
Growth CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,528,774 $ – $ 2,528,774 $ (2,528,774) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Value
Cantor Fitzgerald
& Co. $ 3,109,779 $ – $ 3,109,779 $ (3,109,779) $ –
Total $ 3,109,779 $ – $ 3,109,779 $ (3,109,779) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Cantor Fitzgerald
& Co. $ 3,482,813 $ – $ 3,482,813 $ (3,482,813) $ –
Small Company CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Small Company Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 7,482,813 $ – $ 7,482,813 $ (7,482,813) $ –

154 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Discovery
Cantor Fitzgerald
& Co. $ 2,952,011 $ – $ 2,952,011 $ (2,952,011) $ –
Discovery CF Secured, LLC 6,000,000 – 6,000,000 (6,000,000) –
Discovery MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 10,952,011 $ – $ 10,952,011 $ (10,952,011) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* At June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 155
substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
U.S. Equity J.P. Morgan Investment Management Inc.
Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
U.S. Core Mellon Investments Corporation ("Mellon")
U.S. Equity Income Mellon
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company, LLP ("Wellington")
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Invesco
Jacobs Levy
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Sustainable U.S. Equity Newton Investment Management Limited
Real Estate Wellington
Discovery Wells Capital Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%

156 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
During the six months ended June 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Due to a reduction in the subadvisory fees payable by NFA,
NFA has agreed to waive from its Investment Advisory Fee an
amount from Real Estate equal to $97,513 for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2021, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Equity All assets 0.39%
Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
U.S. Core 0.038%
U.S. Equity Income(a) 0.020%
Mid Cap Value 0.0293%
Small Company 0.023%
Sustainable U.S. Equity 0.050%
Real Estate 0.013%
Discovery 0.029%
(a) For the period from November 1, 2020 through October 31, 2021.
Fund Amount
U.S. Core $ 352,022
U.S. Equity Income 50,063
Mid Cap Value 53,098
Small Company 44,891
Sustainable U.S. Equity 30,863
Real Estate 16,295
Discovery 108,773

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 157
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the following table until
April 30, 2022.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Defensive Style 0.58 % N/A N/A 0.58%
Equity Dividend 0.63 N/A N/A 0.59
U.S. Equity 0.39 N/A N/A 0.00
Large Cap Growth 0.65 N/A N/A 0.56
U.S. Core 0.47 0.43% 0.43% 0.41
U.S. Equity Income 0.57 0.55 0.55  0.55
Mid Cap Value 0.75 0.72 0.72  0.68
Small Cap Growth 0.84 N/A N/A 0.82
Small Cap Value 0.87 N/A N/A 0.81
Small Company 0.85 0.83 0.83  0.83
Multi Cap Opportunities 0.60 N/A N/A 0.60
Sustainable U.S. Equity 0.65 0.60 0.60  0.58
Real Estate 0.70 0.69 0.61  0.61
Discovery 0.75 0.72 0.72  0.69
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Equity Dividend All Classes 0.65%
U.S. Equity All Classes 0.44%
Large Cap Growth All Classes 0.66%
Mid Cap Value All Classes 0.79%
Small Cap Growth All Classes 0.94%
Small Cap Value All Classes 0.91%
Sustainable U.S. Equity All Classes 0.78%
Discovery All Classes 0.78%
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90
Class P 0.75
Class Y 0.50
U.S. Equity Income Class I 0.92%
Class II 1.09
Class X 0.79
Class Z 1.04

158 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $1,371,181 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $11,123.
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Defensive Style $ — $ — $ — $ — $ —
Equity Dividend 130,937 255,700 271,194 118,106 775,937
U.S. Equity — 49,865 (a) 186,262 72,418 308,545
Large Cap Growth — — 240,426 101,353 341,779
U.S. Core 463,955 455,064 504,764 207,665 1,631,448
U.S. Equity Income — — — 9,364 9,364
Mid Cap Value 24,390 48,641 151,625 72,504 297,160
Small Cap Growth — — 67,990 18,106 86,096
Small Cap Value — 10,064 148,114 71,637 229,815
Small Company — — — — —
Multi Cap Opportunities — — — — —
Sustainable U.S. Equity 7,750 7,679 40,105 14,065 69,599
Real Estate — — — — —
Discovery — 2 216,744 106,027 322,773
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 7, 2019 (commencement of operations) through December 31, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 159
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
g
During the six months ended June 30, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, up to 0.20% of the average
daily net assets of Class IV shares and up to 0.12% of the
average daily net assets of Class X and Class Z shares of
each Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
Fund Class II Shares Class Z Shares
Defensive Style 0.25% N/A
Equity Dividend 0.25% N/A
U.S. Equity 0.25% N/A
Large Cap Growth 0.25% N/A
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Mid Cap Value 0.25% N/A
Small Cap Growth 0.25% N/A
Small Cap Value 0.25% N/A
Small Company 0.25% N/A
Multi Cap Opportunities 0.25% N/A
Sustainable U.S. Equity 0.25% N/A
Real Estate 0.25% N/A
Discovery 0.25% N/A
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16%
Fund Amount
U.S. Equity Income $ 32,354
Sustainable U.S. Equity 91,937
Fund Class I Class II Class IV Class X Class Z
Defensive Style 0.15% 0.15% 0.15 %  N/A  N/A
Equity Dividend 0.15 0.15 0.15  N/A  N/A
U.S. Equity  N/A 0.21  N/A  N/A  N/A
Large Cap Growth 0.15 0.15  N/A  N/A  N/A
U.S. Core 0.15 0.15  N/A  N/A  N/A
U.S. Equity Income 0.25 0.25  N/A 0.12% 0.12%
Mid Cap Value 0.17 0.01  N/A  N/A  N/A
Small Cap Growth 0.15 0.15  N/A  N/A  N/A
Small Cap Value 0.15 0.15 0.15  N/A  N/A
Small Company 0.15 0.15 0.15  N/A  N/A
Multi Cap Opportunities 0.15  N/A  N/A  N/A  N/A
Sustainable U.S. Equity 0.14 0.05  N/A  N/A  N/A

160 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class IV Class X Class Z
Real Estate 0.15% 0.15 %  N/A  N/A  N/A
Discovery 0.07 0.07  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
Defensive Style $ 542,382
Equity Dividend 362,021
U.S. Equity 22,624
Large Cap Growth 166,153
U.S. Core 1,389,558
U.S. Equity Income 469,668
Mid Cap Value 32,956
Small Cap Growth 120,867
Small Cap Value 172,486
Small Company 292,783
Multi Cap Opportunities 146,280
Sustainable U.S. Equity 34,539
Real Estate 187,995
Discovery 262,562
Fund Purchases Sales
Equity Dividend $ 140,320,024 $ 138,218,715
Multi Cap Opportunities 14,425,352 26,351,160

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 161
6. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria
could outperform those that do;
economic or political changes could make certain
companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid
stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund Purchases Sales
Defensive Style 66,336,598 89,914,101
Large Cap Growth 139,614,648 150,086,907
Small Cap Growth 50,556,189 51,027,306
U.S. Core 18,309,063 93,000,645
U.S. Equity Income 175,244,652 218,102,256
Mid Cap Value 123,964,027 141,627,022
Small Cap Value 66,254,710 68,966,293
Small Company 136,811,792 136,520,933
Sustainable U.S. Equity 17,553,675 17,089,174
Real Estate 103,197,324 108,258,754
Discovery 217,958,147 270,254,647
U.S. Equity 20,147,524 5,911,799

162 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
9. Recaptured Brokerage Commissions and Investment Research Reimbursement
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended June 30, 2021, the Funds recaptured the following amounts of brokerage commissions:
10. Mergers
At close of business on September 14, 2020, NVIT Mellon
Dynamic U.S. Equity Income Fund (“Acquiring Fund”) acquired
all of the net assets of NVIT Multi-Manager Large Cap Value
Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2020. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 8,521,906 shares of
the Acquiring Fund, valued at $107,715,821, for the assets
of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $105,573,505 and identified cost of
$100,978,208 at September 14, 2020, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $307,063,811.
The net assets of the Acquiring Fund immediately following
the acquisition were $414,779,632. For financial reporting
purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable
to shareholders for tax purposes. Shareholders of Class I and
Class II shares of the Target Fund received a number of shares proportional to their ownership of Class X and Class Z of the
Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund Amount
Defensive Style $ —
Equity Dividend —
U.S. Equity 113
Large Cap Growth —
U.S. Core —
U.S. Equity Income —
Mid Cap Value 3,788
Small Cap Growth 489
Small Cap Value 3,478
Small Company —
Multi Cap Opportunities 1,782
Sustainable U.S. Equity —
Real Estate 3,752
Discovery 2,992
Amounts designated as "—" are zero or have been rounded to zero.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager Large Cap Value Fund $4,595,298
Class I
7,170,550 $28,962,269 $4.0391
Class II
19,859,579 78,753,552 3.9655
Class X
– – –
Class Z
– – –

Equity Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 163
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganizations had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $5,903,470;
Net gains (losses) on investments $(19,090,430);
Net change in unrealized appreciation/depreciation $21,009,640; and
Net increase (decrease) in net assets resulting from operations $7,822,680.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since September 14, 2020.
11. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
Acquiring Fund
NVIT Mellon Dynamic U.S. Equity Income Fund $61,542,265
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
385 4,912 12.7412
Class Z
390 4,911 12.6030
After Reorganization
NVIT Mellon Dynamic U.S. Equity Income Fund $66,137,563
Class I
12,704,237 $161,860,781 $12.7407
Class II
11,519,151 145,193,207 12.6045
Class X
2,273,528 28,967,181 12.7412
Class Z
6,249,153 78,758,463 12.6030
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Defensive Style $ 473,105,006 $ 274,102,929 $ (5,053,751) $ 269,049,178
Equity Dividend 374,240,170 115,127,966 (2,121,198) 113,006,768
U.S. Equity 26,462,182 4,372,259 (55,275) 4,316,984
Large Cap Growth 150,248,632 85,569,556 (2,861,883) 82,707,673
U.S. Core 1,189,454,382 688,200,144 (28,576,942) 659,623,202
U.S. Equity Income 348,927,001 137,252,015 (2,287,243) 134,964,772
Mid Cap Value 295,672,049 70,349,074 (1,368,815) 68,980,259
Small Cap Growth 108,224,436 59,210,485 (3,022,837) 56,187,648
Small Cap Value 191,566,556 55,705,355 (8,097,953) 47,607,402
Small Company 305,182,707 127,408,500 (10,382,264) 117,026,236
Multi Cap Opportunities 127,193,886 129,829,395 (357,408) 129,471,987
Sustainable U.S. Equity 87,140,539 44,676,220 (255,908) 44,420,312
Real Estate 194,380,961 79,987,030 (328,590) 79,658,440
Discovery 471,470,763 299,086,739 (15,251,057) 283,835,682

164 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Equity Funds
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
13. Subsequent Events
On June 16, 2021, the Board of Trustees approved the
renaming of certain Funds. The change will be effective August
31, 2021 (the “Effective Date”). As of the Effective Date, NVIT
Mellon Dynamic U.S. Core Fund, NVIT Mellon Dynamic U.S.
Equity Income Fund, and NVIT Newton Sustainable U.S.
Equity Fund will be renamed "NVIT BNY Mellon Dynamic U.S.
Core Fund", "NVIT BNY Mellon Dynamic U.S. Equity Income
Fund" and "NVIT BNY Mellon Sustainable U.S. Equity Fund",
respectively.
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Equity Funds - June 30, 2021 (Unaudited) - Supplemental Information - 165
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly known
as the NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly known as the NVIT Mellon Dynamic U.S. Equity
Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the June 14-16, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, considered
and unanimously approved, on behalf of NVIT BNY Mellon
Dynamic U.S. Core Fund (formerly known as the NVIT Mellon
Dynamic U.S. Core Fund) and NVIT BNY Mellon Dynamic
U.S. Equity Income Fund (formerly known as the NVIT Mellon
Dynamic U.S. Equity Fund) (each, a “Fund” and collectively, the
“Funds”), the appointment of Newton Investment Management
North America, LLC (“Newton”) as sub-adviser to the Funds
pursuant to a sub-advisory agreement between Nationwide
Fund Advisors, the Funds’ investment adviser (“NFA”), and
Newton (the “Sub-advisory Agreement”). Newton is expected
to replace its affiliate Mellon Investments Corporation (“Mellon”)
as sub-adviser to the Funds on or about August 31, 2021.
BNY Mellon Investment Management (“BNY Mellon”), the
parent organization of both Newton and Mellon, is engaged
in a realignment of several of the investment firms under its control (the “Realignment”). As part of the Realignment,
BNY Mellon proposed the substitution of Newton for Mellon.
BNY Mellon informed the Board that each Fund’s portfolio
managers who are responsible for the day-to-day management
of the Fund’s investments, and the chief investment officers responsible for oversight of those portfolio managers, would become employees of Newton and would continue to manage
the Fund’s investments, and that there would be no change in the investment objectives, strategies, or policies of the Funds, or the services provided to the Funds.
The Board was provided with detailed materials relating to
the Realignment and Newton in advance of the meeting. The
Independent Trustees met in executive session with their
independent legal counsel prior to the meeting to discuss
information relating to the Sub-advisory Agreement. In making its determinations, the Board took into account the information provided to it by NFA and BNY Mellon, and the recommendation by NFA to approve the new Sub-advisory Agreement.
The Trustees considered that fees would be payable under the
Sub-advisory Agreement at the same rates as paid to Mellon
under the existing sub-advisory agreement, and that the
change in sub-advisers was not expected to have any effect on the expenses of the Funds. The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are
the same as in the existing sub-advisory agreement.
No information was presented to the Board regarding Newton’s expected profitability as a result of the Sub-advisory Agreement.
On the basis of these considerations, and other information
provided at the meeting, the Board, including all of the
Independent Trustees voting separately, unanimously approved the New Sub-advisory Agreement.
NVIT Multi-Manager Mid Cap Value Fund
Approval of Sub-advisory Agreement with Thompson,
Siegel & Walmsley, LLC
Summary of Factors Considered by the Board
At the June 14-16, 2021 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, for the NVIT Multi-Manager Mid
Cap Value Fund (the “Fund”), new investment sub-advisory
agreement (the “New Sub-advisory Agreement”) between
Nationwide Fund Advisers (“NFA”) and Thompson, Siegel &
Walmsley, LLC (“TSW”). The Trustees considered the New
Sub-advisory Agreement in anticipation of the acquisition of
100 percent of the equity interests of TSW by Pendal Group
Limited, in a transaction expected to close in the third quarter of 2020 (the “Transaction”). The Trustees were provided
with materials relating to the change of control of TSW in
advance of the meeting. The Independent Trustees met in
executive session with their independent legal counsel prior to the meeting to discuss information relating to the New Sub-
advisory Agreement.
The Trustees were informed that the Transaction will result in a change of control of TSW and in the automatic termination of the existing sub-advisory agreement between NFA and TSW.
The Trustees considered TSW’s statement that the same
portfolio management teams that currently manage the Fund
would continue to provide the same portfolio management
services to the Fund after the Transaction. The Trustees
considered NFA’s statements that TSW had confirmed to NFA
that the Transaction would not cause any material changes
to its compliance processes or programs. The Trustees
considered that fees would be payable under the New Sub-
advisory Agreement at the same rate as paid to TSW under
the existing sub-advisory agreement, and that the change in
control was not expected to have any effect on the expenses
of the Fund. The Trustees considered NFA’s statement that
the New Sub-advisory Agreement is substantially the same in
all material respects as the existing sub-advisory agreement with TSW. On the basis of those considerations, and other
information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously
approved the New Sub-advisory Agreement.

166 - Supplemental Information - June 30, 2021 (Unaudited) - Equity Funds
NVIT Wells Fargo Discovery Fund
Approval of Sub-advisory Agreement with Wells Capital
Management, LLC
Summary of Factors Considered by the Board
At the June 14-16, 2021 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, for the NVIT Wells Fargo Discovery
Fund (the “Fund”), a new investment sub-advisory agreement
(the “New Sub-advisory Agreement”) between Nationwide Fund
Advisers (“NFA”) and Wells Capital Management, LLC (“Wells
Capital”). The Trustees considered the New Sub-advisory
Agreement in anticipation of the sale of Wells Capital to GTCR
LLC and Reverence Capital Partners, L.P. (the “Purchasers”),
both private equity firms, in a transaction expected to close on or around August 1, 2021 (the “Transaction”). The Transaction will result in Wells Capital being primarily owned by the
Purchasers. An affiliate of Wells Fargo & Company will own
9.9% of Wells Capital after the Transaction. The Trustees
were provided with materials relating to the change of control of Wells Capital in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the New Sub-advisory Agreement.
The Trustees were apprised that the Transaction would result in a change of control of Wells Capital and in the automatic termination of the existing sub-advisory agreement between
NFA and Wells Capital. The Trustees considered Wells
Capital’s statement that the Transaction will not cause any
material changes to its investment management strategy,
relationship, or services, and that the same management
team, investment professionals, and client service teams who manage the Fund’s assets are expected to continue to do so.
The Trustees considered NFA’s statements that Wells Capital
had confirmed to NFA that the Transaction would not cause any material changes to its compliance program or to 95 percent
of its compliance staff. The Trustees considered that the fees payable under the New Sub-advisory Agreement would be paid
at the same rate as paid to Wells Capital under the existing sub-advisory agreement, and that the change in sub-advisers
was not expected to have any effect on the expenses of the
Funds. The Trustees considered NFA’s statement that the
New Sub-advisory Agreement generally contains terms that
are materially similar to those in effect under the existing sub-
advisory agreement with Wells Capital. On the basis of those considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting
separately, unanimously approved the New Sub-advisory
Agreement.
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably

Equity Funds - June 30, 2021 (Unaudited) - Supplemental Information - 167
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Equity Funds - June 30, 2021 (Unaudited) - Management Information - 169
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

170 - Management Information - June 30, 2021 (Unaudited) - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - June 30, 2021 (Unaudited) - Management Information - 171
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

172 - Market Index Definitions - June 30, 2021 (Unaudited) - Equity Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Equity Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 173
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

174 - Market Index Definitions - June 30, 2021 (Unaudited) - Equity Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Equity Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 175
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

176 - Market Index Definitions - June 30, 2021 (Unaudited) - Equity Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
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nationwide.com/mutualfunds
NSAR-CEQ (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
(formerly, Amundi NVIT Multi Sector Bond Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT DoubleLine Total Return Tactical Fund
(formerly, DoubleLine NVIT Total Return Tactical Fund)
NVIT Federated High Income Bond Fund
(formerly, Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 11
Statements of Investments 14
Statements of Assets and Liabilities 94
Statements of Operations 102
Statements of Changes in Net Assets 106
Financial Highlights 116
Notes to Financial Statements 127
Supplemental Information 156
Management Information 159
Market Index Definitions 162

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 56.7%
Collateralized Mortgage Obligations 15.3%
Commercial Mortgage-Backed Securities 5.9%
Asset-Backed Securities 5.4%
Repurchase Agreements 3.5%
Foreign Government Securities 3.3%
Loan Participations 2.5%
Convertible Bonds 2.4%
Convertible Preferred Stock 1.0%
Common Stocks 0.3%
Forward Currency Contracts 0.1%
Preferred Stock
†
0.0%
Credit Default Swaps (0.4)%
Futures Contracts (0.5)%
Other assets in excess of liabilities 4.5%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 7.7%
Hotels, Restaurants & Leisure 7.5%
Consumer Finance 5.7%
Airlines 4.0%
Banks 3.8%
Media 3.0%
Pharmaceuticals 2.6%
Equity Real Estate Investment Trusts (REITs) 2.4%
Metals & Mining 2.1%
Insurance 1.7%
Other Industries
#
59.5%
100.0%
Top Holdings
2
Connecticut Avenue Securities Trust, 9.34%,
11/25/2039 1.5%
Ally Financial, Inc., 4.70%, 5/15/2028 1.3%
MDC Partners, Inc., 7.50%, 5/1/2024 1.2%
FHLMC STACR Trust, 8.24%, 7/25/2049 1.1%
SLG Office Trust, 2.85%, 7/15/2041 1.1%
United Mexican States, 4.28%, 8/14/2041 1.1%
FHLMC STACR Trust, 11.09%, 10/25/2048 1.1%
UniCredit SpA , 5.86%, 6/19/2032 1.1%
Oaktown Re III Ltd., 4.44%, 7/25/2029 1.1%
Gol Finance SA, 8.00%, 6/30/2026 1.1%
Other Holdings
#
88.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
Asset Allocation
1
Corporate Bonds 37.0%
Mortgage-Backed Securities 20.8%
Asset-Backed Securities 19.7%
U.S. Treasury Obligations 15.5%
Commercial Mortgage-Backed Securities 2.5%
Collateralized Mortgage Obligations 2.5%
Repurchase Agreements 2.4%
Municipal Bonds 1.4%
U.S. Government Agency Security 1.3%
Futures Contracts 0.1%
Loan Participation 0.1%
Credit Default Swaps
†
(0.0)%
Liabilities in excess of other assets (3.3)%
100.0%
Top Industries
2
Banks 4.0%
Electric Utilities 3.0%
Capital Markets 2.9%
Equity Real Estate Investment Trusts (REITs) 2.7%
Oil, Gas & Consumable Fuels 2.4%
Multi-Utilities 1.6%
Aerospace & Defense 1.3%
Food Products 1.2%
Diversified Telecommunication Services 1.1%
Insurance 1.1%
Other Industries
#
78.7%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 3/31/2028 5.7%
U.S. Treasury Notes, 1.50%, 2/15/2030 3.7%
FNMA/FHLMC UMBS, 30 Year, Singl e Family,
2.50%, 7/25/2051 3.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 7/25/2051 3.2%
U.S. Treasury Notes, 0.25%, 6/15/2024 2.1%
FHLMC UMBS, 1.50%, 2/1/2036 1.7%
FHLMC UMBS, 1.50%, 1/1/2036 1.3%
U.S. Treasury Notes, 0.38%, 4/15/2024 1.3%
Tennessee Valley Authority, 5.88%, 4/1/2036 1.2%
U.S. Treasury Notes, 0.25%, 3/15/2024 1.0%
Other Holdings
#
75.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 44.7%
Mortgage-Backed Securities 28.7%
U.S. Treasury Obligations 10.6%
Collateralized Mortgage Obligations 7.2%
Commercial Mortgage-Backed Securities 6.2%
Asset-Backed Securities 5.5%
Foreign Government Securities 3.4%
Repurchase Agreements 2.7%
Supranational 0.9%
U.S. Government Agency Securities 0.6%
Convertible Bond
†
0.0%
Futures Contracts (0.1)%
Liabilities in excess of other assets
§
(10.4)%
100.0%
Top Industries
2
Banks 7.6%
Oil, Gas & Consumable Fuels 4.3%
Capital Markets 2.7%
Diversified Telecommunication Services 2.2%
Electric Utilities 2.1%
Media 1.7%
Health Care Providers & Services 1.6%
Aerospace & Defense 1.4%
Equity Real Estate Investment Trusts (REITs) 1.3%
Hotels, Restaurants & Leisure 1.2%
Other Industries
#
73.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.63%, 5/15/2031 3.0%
U.S. Treasury Inflation Linked Notes, 0.50%,
1/15/2028 2.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 7/25/2051 1.9%
GNMA, 2.50%, 7/15/2051 1.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 7/25/2051 1.5%
U.S. Treasury Notes, 0.75%, 4/30/2026 1.5%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.00%, 7/25/2036 1.0%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 7/25/2051 0.9%
U.S. Treasury Bonds, 1.13%, 5/15/2040 0.8%
Voya CLO Ltd., 1.46%, 7/20/2032 0.8%
Other Holdings
#
84.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings and top countries, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset Allocation
1
Collateralized Mortgage Obligations 21.8%
U.S. Treasury Obligations 17.7%
Asset-Backed Securities 15.7%
Mortgage-Backed Securities 15.7%
Corporate Bonds 14.1%
Commercial Mortgage-Backed Securities 6.8%
Investment Company 2.7%
Foreign Government Securities 1.4%
Other assets in excess of liabilities 4.1%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 2.3%
Banks 1.5%
Electric Utilities 1.1%
Hotels, Restaurants & Leisure 0.8%
Health Care Providers & Services 0.6%
Capital Markets 0.6%
Diversified Telecommunication Services 0.5%
Consumer Finance 0.5%
Media 0.4%
Equity Real Estate Investment Trusts (REITs) 0.4%
Other Industries 91.3%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 2/15/2051 4.2%
DoubleLine Floating Rate Fund, Class I, 100.58% 2.8%
FHLMC, 3.50%, 4/15/2038 2.1%
U.S. Treasury Notes, 1.63%, 5/15/2031 2.1%
U.S. Treasury Notes, 1.25%, 6/30/2028 2.1%
U.S. Treasury Notes, 0.88%, 6/30/2026 2.1%
FNMA UMBS, 2.50%, 11/1/2050 2.0%
FNMA UMBS, 2.00%, 5/1/2036 1.8%
U.S. Treasury Notes, 0.25%, 6/15/2024 1.7%
U.S. Treasury Notes, 0.13%, 1/15/2024 1.6%
Other Holdings 77.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Federated High Income Bond Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 93.8%
Exchange Traded Fund 3.4%
Common Stocks 0.7%
Loan Participation 0.2%
Warrant
†
0.0%
Other assets in excess of liabilities 1.9%
100.0%
Top Industries
2
Cable Satellite 8.5%
Midstream 7.4%
Media Entertainment 7.4%
Technology 7.2%
Healthcare 6.4%
Independent Energy 5.7%
Packaging 5.2%
Automotive 5.2%
Insurance - P&C 4.5%
Gaming 4.3%
Other Industries 38.2%
100.0%
Top Holdings
2
iShares iBoxx High Yield Corporate Bond ETF 3.5%
HUB International Ltd., 7.00%, 5/1/2026 1.1%
Tempo Acquisition LLC, 6.75%, 6/1/2025 0.9%
1011778 BC ULC, 4.00%, 10/15/2030 0.9%
Clarios Global LP, 8.50%, 5/15/2027 0.8%
Flex Acquisition Co., Inc., 6.88%, 1/15/2025 0.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 0.7%
NFP Corp., 6.88%, 8/15/2028 0.7%
Garda World Security Corp., 9.50%, 11/1/2027 0.7%
Dell International LLC, 7.13%, 6/15/2024 0.7%
Other Holdings 89.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 29.7%
U.S. Government Agency Securities 27.6%
U.S. Treasury Obligations 14.0%
Corporate Bonds 11.6%
Asset-Backed Securities 8.0%
Collateralized Mortgage Obligations 6.9%
Repurchase Agreements 2.1%
Short-Term Investment 2.0%
Futures Contracts 0.1%
Liabilities in excess of other assets (2.0)%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 6.7%
FFCB, 2.43%, 9/13/2027 5.3%
FNMA, 2.50%, 9/25/2042 3.4%
Private Export Funding Corp., 3.25%, 6/15/2025 3.4%
Private Export Funding Corp., 1.40%, 7/15/2028 3.3%
FFCB, 3.14%, 7/2/2026 3.3%
FNMA UMBS, 3.00%, 12/1/2047 3.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 7/25/2051 3.1%
U.S. Treasury Bonds, 2.50%, 2/15/2046 3.1%
FHLB, 2.75%, 12/11/2026 2.8%
Other Holdings
#
62.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Government Money Market Fund - June 30, 2021 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Repurchase Agreements 46.6%
U.S. Treasury Obligations 35.3%
U.S. Government Agency Securities 20.2%
Liabilities in excess of other assets (2.1)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.02%, 8/26/2021 4.2%
U.S. Treasury Bills, 0.02%, 9/14/2021 3.0%
FHLB, 0.07%, 8/27/2021 2.4%
U.S. Treasury Bills, 0.02%, 8/12/2021 2.4%
U.S. Treasury Bills, 0.01%, 8/19/2021 2.1%
U.S. Treasury Bills, 0.01%, 7/1/2021 2.0%
FHLB, 0.06%, 10/8/2021 2.0%
U.S. Treasury Bills, 0.02%, 8/10/2021 2.0%
U.S. Treasury Bills, 0.03%, 9/7/2021 2.0%
U.S. Treasury Bills, 0.03%, 9/9/2021 2.0%
Other Holdings
#
75.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

10 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Asset Allocation
1
U.S. Treasury Obligations 42.4%
Asset-Backed Securities 23.3%
Corporate Bonds 21.4%
Mortgage-Backed Securities 5.8%
Repurchase Agreements 5.4%
Collateralized Mortgage Obligations 5.4%
Exchange Traded Fund 0.6%
Commercial Mortgage-Backed Securities 0.2%
Loan Participation 0.1%
Futures Contracts (0.1)%
Liabilities in excess of other assets (4.5)%
100.0%
Top Industries
2
Banks 4.2%
Capital Markets 2.3%
Oil, Gas & Consumable Fuels 1.8%
Pharmaceuticals 1.7%
Insurance 1.2%
Electric Utilities 1.1%
Media 1.0%
Biotechnology 0.7%
Automobiles 0.6%
Health Care Providers & Services 0.6%
Other Industries
#
84.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.25%, 4/15/2023 7.8%
U.S. Treasury Notes, 1.75%, 7/31/2024 5.6%
U.S. Treasury Notes, 1.50%, 2/15/2030 3.6%
U.S. Treasury Notes, 2.63%, 1/31/2026 3.1%
U.S. Treasury Notes, 2.00%, 5/31/2024 2.9%
U.S. Treasury Notes, 2.38%, 8/15/2024 2.8%
U.S. Treasury Notes, 0.13%, 3/31/2023 2.7%
U.S. Treasury Notes, 0.38%, 4/15/2024 2.4%
U.S. Treasury Notes, 0.13%, 10/15/2023 2.1%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 7/25/2051 1.9%
Other Holdings
#
65.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

Fixed Income Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,044.60 4.16 0.82
Hypothetical
(b)(c)
1,000.00 1,020.73 4.11 0.82
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 989.50 2.96 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Class II Shares
Actual
(b)
1,000.00 988.60 4.19 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class Y Shares
Actual
(b)
1,000.00 990.40 2.22 0.45
Hypothetical
(b)(c)
1,000.00 1,022.56 2.26 0.45
NVIT Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 995.10 3.22 0.65
Hypothetical
(b)(c)
1,000.00 1,021.57 3.26 0.65
Class II Shares
Actual
(b)
1,000.00 993.50 4.45 0.90
Hypothetical
(b)(c)
1,000.00 1,020.33 4.51 0.90
Class Y Shares
Actual
(b)
1,000.00 995.90 2.47 0.50
Hypothetical
(b)(c)
1,000.00 1,022.32 2.51 0.50

12 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 998.10 3.22 0.65
Hypothetical
(b)(c)
1,000.00 1,021.57 3.26 0.65
Class II Shares
Actual
(b)
1,000.00 996.10 4.85 0.98
Hypothetical
(b)(c)
1,000.00 1,019.93 4.91 0.98
Class Y Shares
Actual
(b)
1,000.00 999.00 2.87 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,036.60 4.60 0.91
Hypothetical
(b)(c)
1,000.00 1,020.28 4.56 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 982.30 3.44 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class II Shares
Actual
(b)
1,000.00 981.30 4.67 0.95
Hypothetical
(b)(c)
1,000.00 1,020.08 4.76 0.95
Class IV Shares
Actual
(b)
1,000.00 982.30 3.44 0.70
Hypothetical
(b)(c)
1,000.00 1,021.32 3.51 0.70
Class Y Shares
Actual
(b)
1,000.00 983.20 2.80 0.57
Hypothetical
(b)(c)
1,000.00 1,021.97 2.86 0.57
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.45 0.35 0.07
Class II Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.45 0.35 0.07
Class IV Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.45 0.35 0.07
Class V Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.45 0.35 0.07
Class Y Shares
Actual
(b)
1,000.00 1,000.00 0.35 0.07
Hypothetical
(b)(c)
1,000.00 1,024.45 0.35 0.07

Fixed Income Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,001.90 2.68 0.54
Hypothetical
(b)(c)
1,000.00 1,022.12 2.71 0.54
Class II Shares
Actual
(b)
1,000.00 1,001.00 3.92 0.79
Hypothetical
(b)(c)
1,000.00 1,020.88 3.96 0.79
Class Y Shares
Actual
(b)
1,000.00 1,002.90 1.94 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 5.4%
Principal
Amount ($) Value ($)
Airlines 0.9%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,162,064 1,260,131
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 778,253 861,072
British Airways Pass-Through
Trust, Series 2020-1, Class
B, 8.38%, 11/15/2028(a) 195,670 226,198
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 346,469 367,388
2,714,789
Automobiles 1.5%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,181,533
United Auto Credit
Securitization Trust, Series
2019-1, Class E, 4.29%,
8/12/2024(a) 1,450,000 1,467,966
Westlake Automobile
Receivables Trust, Series
2019-1A, Class E, 4.49%,
7/15/2024(a) 2,000,000 2,087,022
4,736,521
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,254,887
Other 2.6%
Amur Equipment Finance
Receivables V LLC, Series
2018-1A, Class E, 5.36%,
4/22/2024(a) 800,000 801,349
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 303,314
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,400,000 2,418,050
Kabbage Funding LLC, Series
2019-1, Class D, 5.69%,
3/15/2024(a) 75,728 75,724
Progress Residential Trust,
Series 2020-SFR2, Class E,
5.12%, 6/17/2037(a) 730,000 774,723
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.21%, 2/20/2030(a)(b) 650,000 650,161
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 337,010 345,153
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
2.34%, 4/18/2033(a)(b) 400,000 397,688
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,045,735
York CLO-4 Ltd., Series
2016-2A, Class CR, 2.34%,
4/20/2032(a)(b) 1,000,000 1,000,055
7,811,952
Total Asset-Backed Securities
(cost $15,968,744)
16,518,149
Collateralized Mortgage Obligations 15.3%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,311,327
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.09%, 3/25/2029(a)(b) 880,000 891,091
Series 2020-4A, Class B1,
5.09%, 6/25/2030(a)(b) 295,000 295,000
Series 2020-2A, Class B1,
8.59%, 8/26/2030(a)(b) 800,000 875,276
Bunker Hill Loan Depositary
Trust, Series 2020-1, Class
M1, 4.35%, 2/25/2055(a)(b) 1,311,000 1,366,623
Connecticut Avenue Securities
Trust, Series 2019-
HRP1, Class B1, 9.34%,
11/25/2039(a)(b) 4,100,000 4,347,839
Eagle RE Ltd.
Series 2019-1, Class B1,
4.59%, 4/25/2029(a)(b) 2,850,000 2,859,055
Series 2020-2, Class B1,
7.09%, 10/25/2030(a)(b) 1,360,000 1,403,836
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class
B2, 5.02%, 8/25/2033(a)(b) 2,080,000 2,100,813
Series 2020-DNA5, Class
B2, 11.52%, 10/25/2050(a)
(b) 1,030,000 1,380,272
Series 2020-DNA6, Class
B2, 5.67%, 12/25/2050(a)(b) 2,115,000 2,199,637
Series 2021-DNA1, Class
B2, 4.77%, 1/25/2051(a)(b) 2,185,000 2,240,026
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 11.09%, 10/25/2048(a)
(b) 2,800,000 3,333,272
Series 2019-DNA3, Class
B2, 8.24%, 7/25/2049(a)(b) 3,050,000 3,363,037
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2021-HQA2, Class
B2, 5.47%, 12/25/2033(a)(b) 840,000 874,650

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-HQA5, Class
B2, 7.42%, 11/25/2050(a)(b) 1,140,000 1,331,510
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.22%, 6/1/2051(a)(b) 98,701,000 925,322
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,944,705 423,410
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,642,838 216,737
Home RE Ltd.
Series 2020-1, Class M2,
5.34%, 10/25/2030(a)(b) 1,150,000 1,176,521
Series 2020-1, Class B1,
7.09%, 10/25/2030(a)(b) 300,000 306,000
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 34,793,168 365,276
J.P. Morgan Mortgage Trust,
Series 2021-8, Class AX1,
IO, 0.14%, 12/25/2051(a)(b) 58,100,000 342,697
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.44%, 7/25/2029(a)(b) 3,270,000 3,269,993
Radnor RE Ltd., Series
2021-1, Class M2, 3.16%,
12/27/2033(a)(b) 2,450,000 2,449,987
STACR Trust, Series 2018-
HRP2, Class B2, 10.59%,
2/25/2047(a)(b) 2,000,000 2,284,123
Traingle Re Ltd., Series
2020-1, Class B1, 7.84%,
10/25/2030(a)(b) 250,000 254,998
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 867,475
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 103,940
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 114,311
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 784,552
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 365,086
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 1,015,354
Total Collateralized Mortgage Obligations
(cost $43,837,119)
46,439,046
Commercial Mortgage-Backed Securities 5.9%
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.62%, 10/10/2048(b) 3,000,000 2,981,199
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,884,831
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Credit Risk REMICS, Series
2021-MN1, Class M2,
3.77%, 1/25/2051(a)(b) 1,275,000 1,351,369
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.52%,
6/15/2049(a)(b) 2,500,000 1,862,593
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.35%, 4/15/2048(a)(b) 2,000,000 1,494,996
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 3,070,473
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.84%, 10/15/2049(a)(b) 2,136,000 1,998,763
SLG Office Trust , Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 3,352,496
Total Commercial Mortgage-Backed
Securities
(cost $17,930,131) 17,996,720
Common Stocks 0.3%
Shares
Energy Equipment & Services 0.3%
FTS International, Inc.,
Class A *(c) 35,815 1,013,206
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $728,769)
1,013,206
Convertible Bonds 2.4%
Principal
Amount ($)
Airlines 1.1%
Air Canada, 4.00%, 7/1/2025 1,377,000 2,132,147
Spirit Airlines, Inc., 1.00%,
5/15/2026 1,288,000 1,227,593
3,359,740
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties, Inc.,
1.50%, 2/15/2026 205,000 211,252
Hotels, Restaurants & Leisure 0.5%
DraftKings , Inc., 0.00%,
3/15/2028(a) 1,789,000 1,611,889
Pharmaceuticals 0.1%
Tricida , Inc., 3.50%, 5/15/2027 1,260,000 464,759

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Convertible Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.5%
Enphase Energy, Inc., 0.00%,
3/1/2028(a)(c) 1,498,000 1,451,745
Specialty Retail 0.1%
Vroom, Inc., 0.75%,
7/1/2026(a) 230,000 237,590
Total Convertible Bonds
(cost $7,561,371)
7,336,975
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,926 2,939,480
Total Convertible Preferred
Stock (cost $2,766,607) 2,939,480
Corporate Bonds 56.7%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,400,496
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,749,387
Airlines 2.2%
Aerovias de Mexico SA de CV ,
7.00%, 2/5/2025(a)(d) 650,000 515,125
American Airlines, Inc. ,
5.50%, 4/20/2026(a)(c) 415,000 439,381
5.75%, 4/20/2029(a) 345,000 373,031
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 600,000 667,055
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 3,265,345
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,469,835
6,729,772
Auto Components 0.9%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,343,642
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,299,328
2,642,970
Automobiles 0.3%
Ford Motor Co. ,
9.00%, 4/22/2025 695,000 856,845
Banks 3.7%
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(e)(f) 1,750,000 1,990,625
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(c)(e)(f) 1,505,000 1,552,934
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Intesa Sanpaolo SpA ,
4.20%, 6/1/2032(a) 230,000 235,695
JPMorgan Chase & Co. ,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 1,000,000 1,036,300
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(f) 1,815,000 1,817,904
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.51%),
5.38%, 11/18/2030(a)(c)
(e)(f) 1,130,000 1,196,388
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(f) 3,000,000 3,312,570
11,142,416
Beverages 0.2%
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 532,000 693,574
Biotechnology 0.7%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 2,163,697
Building Products 0.4%
Standard Industries, Inc. ,
4.38%, 7/15/2030(a)(c) 1,190,000 1,227,187
Capital Markets 1.3%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.55%),
4.50%, 9/03/2030(a)(c)(e)(f) 815,000 808,806
LPL Holdings, Inc. ,
4.00%, 3/15/2029(a) 3,180,000 3,194,215
4,003,021
Chemicals 1.5%
INEOS Finance plc ,
2.88%, 5/1/2026(a) 1,685,000 2,034,528
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(c) 1,355,000 1,460,419
Trinseo Materials Operating
SCA ,
5.13%, 4/1/2029(a) 935,000 956,037
4,450,984
Commercial Services & Supplies 1.5%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 998,514
4.63%, 6/1/2028(a) 590,000 590,462
4.63%, 6/1/2028(a) 390,000 391,408

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Allied Universal Holdco LLC,
6.00%, 6/1/2029(a)(c) 520,000 527,171
Nielsen Finance LLC ,
4.50%, 7/15/2029(a) 355,000 355,994
4.75%, 7/15/2031(a) 355,000 355,887
Verisure Holding AB ,
3.25%, 2/15/2027(a) EUR 705,000 836,104
Verisure Midholding AB ,
5.25%, 2/15/2029(a) 460,000 560,445
4,615,985
Construction & Engineering 1.5%
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a)(c) 1,109,000 1,118,604
PowerTeam Services LLC ,
9.03%, 12/4/2025(a) 2,105,000 2,315,500
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(d) 3,542,332 1,009,565
4,443,669
Consumer Finance 5.5%
Ally Financial, Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(e)(f) 3,730,000 3,777,744
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a) 1,995,000 1,945,125
Avation Capital SA ,
8.25%, 10/31/2026(a) 2,000,000 1,650,972
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(c)(e)(f) 1,505,000 1,536,981
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 2,315,094
3.63%, 6/17/2031 2,600,000 2,650,388
OneMain Finance Corp. ,
3.50%, 1/15/2027 865,000 871,488
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 1,938,000 2,112,808
16,860,600
Diversified Telecommunication Services 1.0%
Altice France SA ,
5.13%, 1/15/2029(a)(c) 200,000 201,000
5.13%, 7/15/2029(a) 1,785,000 1,793,747
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 1,169,050
3,163,797
Electric Utilities 1.4%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(c) 1,730,000 1,741,245
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,566,575
4.38%, 5/1/2029(a) 85,000 85,425
4,393,245
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,275,459
Energy Equipment & Services 1.0%
Precision Drilling Corp. ,
6.88%, 1/15/2029(a) 770,000 793,100
Shelf Drilling Holdings Ltd. ,
8.88%, 11/15/2024(a) 710,000 733,075
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,591,660 1,555,847
3,082,022
Equity Real Estate Investment Trusts (REITs) 2.2%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a) 1,185,000 1,193,887
iStar , Inc. ,
4.75%, 10/1/2024 840,000 884,100
4.25%, 8/1/2025 1,955,000 2,011,206
MPT Operating Partnership
LP ,
4.63%, 8/1/2029 1,070,000 1,145,392
3.50%, 3/15/2031 1,360,000 1,373,587
6,608,172
Food Products 1.4%
Bimbo Bakeries USA, Inc. ,
4.00%, 5/17/2051(a) 280,000 300,665
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 2,230,407
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a) 1,736,000 1,751,086
4,282,158
Health Care Providers & Services 0.2%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 565,000 572,769
Hotels, Restaurants & Leisure 5.1%
Boyd Gaming Corp. ,
4.75%, 6/15/2031(a) 635,000 658,812
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a)(c) 1,235,000 1,373,567
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 906,062
Everi Holdings, Inc. ,
5.00%, 7/15/2029(a) 170,000 170,000
Expedia Group, Inc. ,
4.63%, 8/1/2027(c) 1,460,000 1,650,012
Genting New York LLC ,
3.30%, 2/15/2026(a) 605,000 610,722
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(c)(d) 768,000 453,128

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 905,000 914,050
4.00%, 5/1/2031(a)(c) 865,000 872,673
3.63%, 2/15/2032(a) 2,385,000 2,355,187
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 1,145,000 1,162,737
Series GG, 3.50%,
10/15/2032 920,000 977,318
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(c) 965,000 1,053,973
Station Casinos LLC ,
4.50%, 2/15/2028(a) 1,415,000 1,439,119
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 919,100
15,516,460
Independent Power and Renewable Electricity Producers
0.3%
Atlantica Sustainable
Infrastructure plc ,
4.13%, 6/15/2028(a)(c) 210,000 213,948
Clearway Energy Operating
LLC ,
3.75%, 2/15/2031(a) 705,000 701,475
915,423
Insurance 1.6%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(f) 2,510,000 3,141,093
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(f) EUR 450,000 555,619
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,134,848
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(f) 170,000 177,086
5,008,646
Machinery 0.7%
Hillenbrand, Inc. ,
3.75%, 3/1/2031 700,000 696,661
Terex Corp. ,
5.00%, 5/15/2029(a) 660,000 688,050
Weir Group plc (The) ,
2.20%, 5/13/2026(a) 810,000 813,310
2,198,021
Marine 1.3%
Danaos Corp. ,
8.50%, 3/1/2028(a) 975,000 1,069,156
Corporate Bonds
Principal
Amount ($) Value ($)
Marine
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 985,641
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,895,093
3,949,890
Media 2.9%
Clear Channel International
BV ,
6.63%, 8/1/2025(a)(c) 300,000 315,249
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 1,380,000 1,428,764
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 1,373,554
5.00%, 11/15/2031(a)(c) 300,000 301,440
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 693,000 340,357
MDC Partners, Inc. ,
7.50%, 5/1/2024(a)(g) 3,343,000 3,384,787
Sirius XM Radio, Inc. ,
4.00%, 7/15/2028(a)(c) 1,510,000 1,555,300
Summer BC Bidco B LLC ,
5.50%, 10/31/2026(a) 200,000 203,338
8,902,789
Metals & Mining 2.0%
Alcoa Nederland Holding BV ,
4.13%, 3/31/2029(a) 570,000 593,538
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a)(c) 860,000 851,400
FMG Resources August 2006
Pty. Ltd. ,
4.38%, 4/1/2031(a) 1,145,000 1,224,955
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(a) 434,000 481,740
Kaiser Aluminum Corp. ,
4.50%, 6/1/2031(a) 525,000 538,409
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 1,108,260
TMS International Corp. ,
6.25%, 4/15/2029(a) 1,320,000 1,386,000
6,184,302
Oil, Gas & Consumable Fuels 7.4%
Baytex Energy Corp. ,
8.75%, 4/1/2027(a) 1,750,000 1,763,125
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 937,789
Delek Logistics Partners LP ,
7.13%, 6/1/2028(a)(c) 1,260,000 1,329,300
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,538,000 2,620,485

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 488,700
5.05%, 4/1/2045 420,000 361,200
5.45%, 6/1/2047 1,620,000 1,437,750
EQT Corp. ,
3.13%, 5/15/2026(a) 345,000 353,525
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 865,000 907,169
Indigo Natural Resources
LLC ,
5.38%, 2/1/2029(a)(c) 615,000 642,675
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,869,645
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,559,251
MPLX LP ,
5.50%, 2/15/2049 345,000 446,547
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,488,715
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a)(c) 725,000 730,358
6.00%, 2/15/2028 1,795,000 1,229,575
Petroleos Mexicanos ,
6.84%, 1/23/2030 1,940,000 1,999,170
5.95%, 1/28/2031(c) 328,000 318,652
6.75%, 9/21/2047 640,000 566,400
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,490,000 1,563,457
22,613,488
Paper & Forest Products 0.7%
Mercer International, Inc. ,
5.13%, 2/1/2029(a) 1,970,000 2,027,130
Pharmaceuticals 2.3%
Gruenenthal GmbH ,
3.63%, 11/15/2026(a) EUR 1,545,000 1,882,972
4.13%, 5/15/2028(a) 555,000 678,360
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 800,000 829,440
Organon & Co. ,
2.88%, 4/30/2028(a) 555,000 667,140
4.13%, 4/30/2028(a) 395,000 402,821
5.13%, 4/30/2031(a) 305,000 314,211
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 515,000 657,401
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(c) 1,550,000 1,474,438
6,906,783
Professional Services 0.6%
CoreLogic , Inc. ,
4.50%, 5/1/2028(a) 1,680,000 1,665,300
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.8%
Citrix Systems, Inc. ,
3.30%, 3/1/2030 2,170,000 2,283,008
Specialty Retail 1.0%
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 965,000 989,125
Penske Automotive Group,
Inc. ,
3.75%, 6/15/2029 1,615,000 1,625,080
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 475,000 475,000
3,089,205
Thrifts & Mortgage Finance 0.8%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 683,945
5.50%, 8/15/2028(a) 870,000 877,073
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a) 850,000 849,804
2,410,822
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a)(c) 805,000 802,943
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
3.38%, 4/15/2029(a)(c) 530,000 546,957
3.50%, 4/15/2031(a) 1,060,000 1,096,623
1,643,580
Total Corporate Bonds
(cost $168,600,982)
172,476,015
Foreign Government Securities 3.3%
CHILE 0.6%
Republic of Chile ,
3.10%, 5/7/2041 1,855,000 1,856,855
MEXICO 1.1%
United Mexican States ,
4.28%, 8/14/2041 3,185,000 3,343,103
QATAR 0.7%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 318,624
4.82%, 3/14/2049(a) 1,500,000 1,929,375
2,247,999

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES 0.9%
United Arab Emirates
Government Bond ,
3.13%, 9/30/2049(a) 2,640,000 2,689,896
Total Foreign Government Securities
(cost $9,309,175)
10,137,853
Loan Participations 2.5%
Airlines 0.6%
Grupo Aeromexico , S.A.B.
de C.V.,DIP 1 Term Loan,
(ICE LIBOR USD 1 Month +
0.00%), 9.00%, 12/31/2021
∞(f) 1,680,000 1,690,500
0
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Company, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 3.25%),
4.00%, 3/3/2028 (f) 857,850 855,860
0
Hotels, Restaurants & Leisure 1.6%
Enterprise Development
Authority, Term Loan B,
(ICE LIBOR USD 1 Month +
4.25%), 5.00%, 2/28/2028
(f) 1,846,625 1,851,242
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month +
9.00%), 11.00%, 12/23/2025
(f) 2,922,700 3,178,436
5,029,678
0
Total Loan Participations
(cost $7,226,470) 7,576,038
Preferred Stock 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞(h) 5,423 0
Total Preferred Stock
(cost $41,720)
0
Repurchase Agreements 3.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $801,638,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $817,669. ( i )(j) 801,637 801,637
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $10,000,014,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$10,200,015. ( i )(j) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $10,801,637)
10,801,637
Total Investments
(cost $284,772,725) — 96.3%
293,235,119
Other assets in excess of
liabilities — 3.7% 11,113,617
NET ASSETS — 100.0%
$ 304,348,736

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$212,464,097 which represents 69.81% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets. See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(c) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $22,215,117, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,801,637 and by $11,983,871 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $22,785,508.
(d) Security in default.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect as of June 30, 2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of June 30, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $10,801,637.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.74
USD
102,000,000 (9,482,468) (1,026,292) (10,508,760)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.48
USD
53,000,000 (1,195,321) (158,062) (1,353,383)
(10,677,789) (1,184,354) (11,862,143)
As of June 30, 2021, the Fund had $6,085,644 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of June 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 14,931,532 EUR 12,321,417 JPMorgan Chase Bank 7/15/2021 317,328
USD 923,970 GBP 655,000 JPMorgan Chase Bank 7/15/2021 17,872
Net unrealized appreciation 335,200
Currency:
EUR Euro
GBP British pound
USD United States dollar

NVIT Amundi Multi Sector Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (16) 9/2021 EUR (2,545,094) (3,559)
Euro-Bund (30) 9/2021 EUR (6,140,169) (38,462)
U.S. Treasury 2 Year Note (51) 9/2021 USD (11,236,336) 15,809
U.S. Treasury 5 Year Note (217) 9/2021 USD (26,784,242) 57,266
U.S. Treasury 10 Year Note (26) 9/2021 USD (3,445,000) (10,216)
U.S. Treasury 10 Year Ultra Note (251) 9/2021 USD (36,947,985) (625,041)
U.S. Treasury Long Bond (37) 9/2021 USD (5,947,750) (175,837)
U.S. Treasury Ultra Bond (110) 9/2021 USD (21,195,625) (866,371)
(1,646,411)
As of June 30, 2021, the Fund had $1,690,550 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities 19.7%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,614,351 7,708,985
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,279,375 2,245,185
British Airways Pass-Through
Trust, Series 2013-1, Class
A, 4.63%, 6/20/2024(a) 5,523,884 5,824,361
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 5,951,968 5,909,850
21,688,381
Automobiles 0.2%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 3,543,485 3,558,521
Home Equity 1.0%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.65%,
3/25/2036(b) 4,345,435 4,353,294
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.34%, 1/25/2036(b) 1,238,190 1,240,611
RASC Trust, Series 2005-
KS12, Class M2, 0.78%,
1/25/2036(b) 6,881,346 6,865,415
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.93%,
8/25/2034(b) 903,669 902,561
13,361,881
Other 16.9%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 11,054,987 11,674,355
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,638,586 10,258,845
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.21%, 4/25/2031(a)(b) 11,500,000 11,467,375
Series 2018-22A, Class B,
1.63%, 4/25/2031(a)(b) 5,000,000 4,968,100
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.25%, 4/20/2031(a)(b) 5,000,000 4,996,735
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.46%,
10/25/2031(a)(b) 2,050,000 2,051,123
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.24%, 4/15/2034(a)
(b) 7,000,000 7,003,703
Series 2017-44A, Class
A3R1, 1.81%, 4/15/2034(a)
(b) 3,000,000 3,001,575
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,821,646
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 2,733,428 2,793,210
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 3,110,788 3,177,727
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.25%, 7/20/2034(a)(b) 6,600,000 6,613,576
Series 2020-1A, Class BR,
1.78%, 7/20/2034(a)(b) 3,600,000 3,603,877
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.54%, 10/17/2030(a)(b) 6,500,000 6,500,221
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 671,686 701,823
CVS Pass-Through Trust,
6.94%, 1/10/2030 8,184,663 9,855,129
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.26%, 5/20/2034(a)(b) 6,600,000 6,602,455
Series 2020-77A, Class BR,
1.79%, 5/20/2034(a)(b) 3,550,000 3,551,289
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,053,474 1,084,339
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 431,281 436,189
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 2,395,976 2,396,253
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 3,167,601 3,337,763
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 5,571,917 5,708,135
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 508,862 537,945
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 2,792,763 2,940,124
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 999,899 1,042,570

NVIT Core Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2015-3, Class A,
4.28%, 9/20/2041(a) 1,227,238 1,304,786
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.20%, 7/15/2034(a)(b) 10,000,000 9,999,980
Series 2021-2A, Class B,
1.68%, 7/15/2034(a)(b) 3,200,000 3,199,987
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.08%, 7/17/2037(a)(b) 12,213,793 12,213,791
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.45%,
10/25/2031(a)(b) 7,950,000 7,956,932
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 3,677,340 3,863,865
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.18%, 1/20/2032(a)(b) 1,000,000 1,000,172
Series 2019-32A, Class BR,
1.59%, 1/20/2032(a)(b) 500,000 498,590
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.49%, 10/20/2032(a)(b) 7,800,000 7,811,497
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 7,300,000 7,301,540
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 1,100,000 1,101,755
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,502,582
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,826
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 3,943,442 4,190,363
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.23%, 7/15/2035(a)
(b) 9,300,000 9,306,064
Series 2017-1A, Class A2B,
1.68%, 7/15/2035(a)(b) 3,800,000 3,800,144
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,820,656 2,961,723
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,779,255 14,073,888
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,626,920 7,951,616
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 10,000,000 9,999,980
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 3,200,000 3,199,987
235,566,150
Total Asset-Backed Securities
(cost $270,633,490)
274,174,933
Collateralized Mortgage Obligations 2.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,660,312 2,678,257
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,062,108 1,082,694
Series 2016-SH2, Class M2,
3.71%, 12/25/2045(a)(b) 5,891,459 6,077,864
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 209,335 211,995
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 87,238 95,106
Series 2009-78, Class BM,
4.00%, 6/25/2039 193,594 199,323
GNMA REMICS, Series 2010-
112, Class QM, 2.50%,
9/20/2039 65,766 65,974
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 5,684,175 5,849,354
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 726,042 769,815
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,370,440 1,455,176
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,295,902 1,378,275
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 914,062 961,617
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 3,580,619 3,772,510
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,590,566 1,695,522
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 6,528,740 7,081,022
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,326,867 1,421,398
Total Collateralized Mortgage Obligations
(cost $33,856,068)
34,795,902

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
Commercial Mortgage-Backed Securities 2.5%
Principal
Amount ($) Value ($)
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 5,004,112
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,590,278
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 5,281,182
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,732,598
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,579,349
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,640,282
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 11,091,410
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 941,909
Total Commercial Mortgage-Backed
Securities
(cost $33,523,567) 34,861,120
Corporate Bonds 37.0%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
3.25%, 2/1/2035 2,000,000 2,022,247
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 4,545,603
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 4,000,000 3,878,781
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 895,275
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,602,239
4.15%, 5/15/2045 2,000,000 2,379,451
18,323,596
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 440,000 457,059
Automobiles 1.0%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a)(c) 1,000,000 1,123,665
3.10%, 8/15/2029(a) 3,550,000 3,819,340
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 5,193,516
1.80%, 1/10/2028(a)(c) 672,000 665,987
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 2,450,000 2,766,149
13,568,657
Banks 4.1%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 3,500,000 3,841,073
4.25%, 10/22/2026 3,000,000 3,387,490
Series L, 4.18%, 11/25/2027 4,000,000 4,481,589
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 2,340,000 2,653,515
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,430,620
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 440,000 429,073
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,712,480
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,794,919
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 6,200,123
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,467,402
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,946,600
ING Groep NV ,
3.95%, 3/29/2027 5,000,000 5,624,952
(SOFR + 1.32%), 2.73%,
4/1/2032(d) 4,125,000 4,242,239
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.66%,
7/30/2021(c)(d)(e) 488,000 489,220
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 1,850,000 1,763,146
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029 3,000,000 3,351,101
57,815,542
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,803,203
4.90%, 2/1/2046 2,000,000 2,531,500
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050(c) 1,435,000 1,746,381
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,975,000 3,878,537
12,959,621
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,296,984
4.25%, 11/21/2049 1,350,000 1,617,994
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,508,076
7,423,054

NVIT Core Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.5%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,320,000 4,478,615
2.70%, 2/15/2031(c) 1,680,000 1,729,754
Johnson Controls International
plc ,
4.63%, 7/2/2044(f) 440,000 545,501
6,753,870
Capital Markets 3.0%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 3,303,521
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 1,000,000 1,123,829
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 2,920,000 3,008,335
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,999,817
5.15%, 2/1/2043(a) 1,000,000 1,326,815
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,717,395
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(c)(d) 5,000,000 5,538,758
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,611,638
MSCI, Inc. ,
3.88%, 2/15/2031(a) 870,000 902,851
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 12,019,985
S&P Global, Inc. ,
2.30%, 8/15/2060 1,350,000 1,156,324
UBS Group AG ,
4.13%, 4/15/2026(a) 2,000,000 2,243,063
41,952,331
Chemicals 0.6%
CF Industries, Inc. ,
5.15%, 3/15/2034 860,000 1,040,544
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,186,302
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,533,706
8,760,552
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 865,000 940,688
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 873,276
1,813,964
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044(c) 2,435,000 3,171,622
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Viasat , Inc. ,
5.63%, 4/15/2027(a) 875,000 913,351
4,084,973
Consumer Finance 1.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 911,325
Navient Solutions LLC ,
0.00%, 10/3/2022(g) 14,956,000 14,795,309
15,706,634
Containers & Packaging 0.8%
Ball Corp. ,
2.88%, 8/15/2030(c) 860,000 844,193
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,380,860
5.63%, 7/15/2027(a)(c) 865,000 914,815
Crown Americas LLC ,
4.25%, 9/30/2026 435,000 466,538
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 865,000 920,144
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 4,750,000 4,702,500
4.13%, 2/1/2028 875,000 907,812
11,136,862
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 1,155,000 1,131,669
Diversified Financial Services 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 2,250,000 2,685,865
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
3.65%, 6/1/2051 6,920,000 7,184,009
CCO Holdings LLC ,
4.50%, 5/1/2032 1,160,000 1,202,050
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 596,804
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 3,066,375
4.00%, 3/22/2050 3,345,000 3,841,451
15,890,689
Electric Utilities 3.1%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 8,563,457
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 2,805,000 3,087,652
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,360,327
4.00%, 6/1/2028 3,750,000 4,260,780
Evergy , Inc. ,
2.90%, 9/15/2029 3,505,000 3,714,306
Exelon Corp. ,
4.05%, 4/15/2030 695,000 791,561
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,213,531

28 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Jersey Central Power & Light
Co.,
2.75%, 3/1/2032(a) 170,000 172,565
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 6,717,654
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a)(c) 855,000 925,238
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(c) 865,000 850,036
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 2,000,000 2,125,267
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 3,500,000 3,739,439
5.63%, 2/15/2027(a) 920,000 954,500
43,476,313
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 800,000 812,067
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 855,338
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,200,000 1,334,687
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 356,017
3.90%, 5/17/2028(a) 4,389,000 4,900,912
6,591,616
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(c) 3,500,000 3,673,576
Equity Real Estate Investment Trusts (REITs) 2.8%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 3,730,000 3,832,191
2.75%, 4/15/2031 4,750,000 4,785,842
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,472,835
Lexington Realty Trust ,
2.70%, 9/15/2030(c) 5,000,000 5,082,504
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,753,172
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 3,485,503
4.00%, 7/15/2029 4,750,000 5,272,361
Welltower , Inc. ,
2.80%, 6/1/2031 4,750,000 4,908,095
38,592,503
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.4%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 4,472,207 5,237,233
Food Products 1.2%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 6,050,000 6,627,681
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 580,000 617,589
Ingredion, Inc. ,
3.90%, 6/1/2050 2,315,000 2,600,971
J M Smucker Co. (The) ,
3.55%, 3/15/2050 2,245,000 2,424,188
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 2,975,000 3,611,505
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 870,000 962,437
16,844,371
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,621,749
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 136,317
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,205,773
3.81%, 11/1/2024 4,000,000 4,366,166
HCA, Inc. ,
3.50%, 9/1/2030 860,000 916,218
11,624,474
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 870,000 911,325
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 870,000 933,075
KFC Holding Co. ,
4.75%, 6/1/2027(a) 870,000 910,237
MGM Resorts International ,
5.50%, 4/15/2027(c) 880,000 965,800
2,809,112
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(f) 865,000 1,066,112
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 865,000 882,300
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,168,137
Insurance 1.1%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 5,000,000 5,491,807

NVIT Core Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MassMutual Global Funding II,
1.55%, 10/9/2030(a) 2,000,000 1,917,140
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 7,500,000 8,318,042
15,726,989
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 2,290,000 2,625,860
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 860,000 894,684
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 891,750
Media 1.0%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,545,482
3.70%, 4/1/2051 1,250,000 1,236,333
Comcast Corp. ,
2.65%, 2/1/2030 2,555,000 2,689,570
4.70%, 10/15/2048 4,000,000 5,156,737
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 860,000 812,623
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,264,692
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 860,000 901,065
14,606,502
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 424,775
Multi-Utilities 1.6%
Black Hills Corp. ,
3.95%, 1/15/2026 6,890,000 7,583,845
3.05%, 10/15/2029 1,350,000 1,436,709
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,403,651
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 7,708,430
3.25%, 6/15/2026 1,250,000 1,354,281
22,486,916
Oil, Gas & Consumable Fuels 2.5%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,934,968
Apache Corp. ,
4.38%, 10/15/2028(c) 875,000 931,437
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 1,800,000 1,723,278
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Continental Resources, Inc. ,
4.38%, 1/15/2028(c) 865,000 956,906
DCP Midstream Operating LP ,
5.38%, 7/15/2025 435,000 484,459
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,137,544
Energy Transfer LP ,
6.50%, 2/1/2042 1,350,000 1,752,740
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 2,448,820
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 582,579
3.25%, 8/1/2050(c) 395,000 381,981
Marathon Oil Corp. ,
6.60%, 10/1/2037 1,200,000 1,595,429
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,643,810
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 5,565,399
Occidental Petroleum Corp. ,
3.50%, 6/15/2025 435,000 444,788
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,940,161
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 2,140,000 2,469,671
Targa Resources Partners LP ,
5.38%, 2/1/2027 865,000 900,681
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 1,925,000 2,524,892
34,419,543
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,271,276
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 575,000 556,819
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,279,628
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 2,385,000 2,410,382
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(c) 900,000 856,125
8,374,230
Road & Rail 1.0%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 6,833,125
4.25%, 11/1/2029(a) 3,530,000 3,812,400
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,187,790
13,833,315
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 1,000,000 977,869

30 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.9%
Microsoft Corp. ,
3.30%, 2/6/2027 5,500,000 6,118,907
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a)(c) 855,000 871,929
Oracle Corp. ,
2.88%, 3/25/2031(c) 2,500,000 2,600,196
3.60%, 4/1/2050 2,375,000 2,438,774
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 883,215
12,913,021
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030(c) 6,750,000 6,470,728
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.45%, 8/4/2026 4,000,000 4,254,689
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 1,071,034
5,325,723
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 870,000 922,200
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,215,718
5.70%, 10/22/2023(a) 3,000,000 3,321,198
6,536,916
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,904,142
4.50%, 3/30/2045 1,315,000 1,515,141
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 860,000 875,050
4,294,333
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 1,000,000 992,500
3.50%, 4/15/2031 1,145,000 1,184,560
3.30%, 2/15/2051 3,960,000 3,953,466
6,130,526
Total Corporate Bonds
(cost $488,373,368)
515,487,044
Loan Participation 0.1%
Principal
Amount ($) Value ($)
[Unspecified] 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.84%, 9/20/2026 (d) 1,001,988 1,001,567
0
Total Loan Participation
(cost $1,003,685) 1,001,567
Mortgage-Backed Securities 20.8%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 7,554,366 7,957,655
Pool# SB8083
1.50%, 1/1/2036 18,901,419 19,147,125
Pool# SB8088
1.50%, 2/1/2036 23,873,765 24,177,023
Pool# SD8018
4.00%, 10/1/2049 3,729,254 3,968,126
Pool# SD8080
2.00%, 6/1/2050 4,365,659 4,410,833
Pool# SD8079
2.00%, 7/1/2050 11,202,612 11,318,537
Pool# SD8084
3.00%, 8/1/2050 14,098,505 14,700,968
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,326,621 2,748,000
Pool# 468516
5.17%, 6/1/2028 847,471 954,172
Pool# AM7073
6.41%, 1/1/2030 1,492,216 1,800,047
Pool# 468127
5.70%, 5/1/2041 1,133,324 1,330,791
Pool# AN0360
3.95%, 12/1/2045 10,000,000 11,909,197
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 1,165,924 1,263,487
Pool# BC0180
4.00%, 1/1/2046 3,695,483 4,011,331
Pool# AS7908
3.00%, 9/1/2046 7,866,684 8,254,219
Pool# AS8483
3.00%, 12/1/2046 3,278,029 3,462,657
Pool# MA2863
3.00%, 1/1/2047 10,270,082 10,767,513
Pool# AS8784
3.00%, 2/1/2047 3,392,417 3,568,749
Pool# BE7557
3.50%, 2/1/2047 6,244,418 6,649,215
Pool# BM2003
4.00%, 10/1/2047 6,279,579 6,741,576
Pool# BJ3716
3.50%, 12/1/2047 3,596,844 3,806,430
Pool# MA3210
3.50%, 12/1/2047 1,516,370 1,603,844
Pool# BM3355
3.50%, 2/1/2048 2,393,974 2,527,360

NVIT Core Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1532
3.50%, 4/1/2048 7,982,533 8,457,292
Pool# CA2208
4.50%, 8/1/2048 2,211,700 2,385,270
Pool# CA2469
4.00%, 10/1/2048 4,048,723 4,316,060
Pool# MA3745
3.50%, 8/1/2049 9,717,273 10,208,690
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 7/25/2051 15,000,000 14,700,000
2.00%, 7/25/2051 45,000,000 45,435,938
2.50%, 7/25/2051 45,000,000 46,543,360
Total Mortgage-Backed Securities
(cost $284,951,265)
289,125,465
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,795,046
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 10,214,562
Series D, 8.00%, 10/1/2047 2,000,000 3,443,083
13,657,645
Total Municipal Bonds
(cost $14,231,673)
19,452,691
U.S. Government Agency Security 1.3%
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 17,528,808
Total U.S. Government Agency Security
(cost $14,023,768)
17,528,808
U.S. Treasury Obligations 15.5%
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,112,422
U.S. Treasury Notes
0.13%, 10/15/2023 4,000,000 3,982,813
0.25%, 3/15/2024 (c) 15,000,000 14,940,234
0.38%, 4/15/2024 (c) 19,000,000 18,977,734
0.25%, 6/15/2024 (c) 30,000,000 29,817,188
2.63%, 1/31/2026 11,000,000 11,898,906
1.25%, 3/31/2028 81,000,000 81,319,570
1.50%, 2/15/2030 (c) 53,000,000 53,523,789
Total U.S. Treasury Obligations
(cost $217,357,315)
215,572,656
Repurchase Agreements 2.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,084,604,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $4,166,289. (h)( i ) 4,084,598 4,084,598
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $30,000,042,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$30,600,044. (h)( i ) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $34,084,598)
34,084,598
Total Investments
(cost $1,392,038,797) — 103.2%
1,436,084,784
Liabilities in excess of other
assets — (3.2)% (44,758,887)
NET ASSETS — 100.0%
$ 1,391,325,897

32 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$451,118,456 which represents 32.42% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets. See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(c) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $105,233,269, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $34,084,598 and by $73,212,361 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/22/2021 – 2/15/2051, a total value of $107,296,959.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect as of June 30, 2021. The maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $34,084,598.
( i ) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.48 USD 5,000,000 (103,524) (24,154) (127,678)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.48 USD 35,000,000 (726,730) (167,012) (893,744)
(830,254) (191,166) (1,021,422)
As of June 30, 2021, the Fund had $466,641 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

NVIT Core Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 33
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 548 9/2021 USD 120,735,531 (184,127)
U.S. Treasury 5 Year Note 1,008 9/2021 USD 124,417,125 9,999
U.S. Treasury Long Bond 1,384 9/2021 USD 222,478,000 5,640,916
5,466,788
Short Contracts
U.S. Treasury 10 Year Note (18) 9/2021 USD (2,385,000) (13,972)
U.S. Treasury 10 Year Ultra Note (1,492) 9/2021 USD (219,627,062) (3,670,296)
U.S. Treasury Ultra Bond (51) 9/2021 USD (9,827,062) (414,497)
(4,098,765)
1,368,023
As of June 30, 2021, the Fund had $3,112,442 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Asset-Backed Securities 5.5%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 53,378 56,600
Home Equity 0.1%
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.51%,
11/25/2036(a) 1,486,012 1,484,640
Other 5.0%
AM Capital Funding LLC,
Series 2018-1, Class A,
4.98%, 12/15/2023(b) 5,010,000 5,226,505
Assurant CLO Ltd., Series
2019-5A, Class A1, 1.57%,
1/15/2033(a)(b) 3,600,000 3,603,809
CIFC Funding Ltd., Series
2019-5A, Class A1, 1.52%,
10/15/2032(a)(b) 7,300,000 7,304,738
Corevest American Finance
Trust, Series 2019-1, Class
A, 3.32%, 3/15/2052(b) 2,175,940 2,310,399
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 1.55%,
10/15/2032(a)(b) 8,600,000 8,619,006
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 1.53%,
7/24/2032(a)(b) 7,300,000 7,302,402
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.51%,
1/15/2033(a)(b) 4,400,000 4,403,674
Octagon Investment Partners
44 Ltd., Series 2019-
1A, Class A, 1.49%,
7/20/2032(a)(b) 10,100,000 10,101,091
PFS Financing Corp., Series
2021-B, Class A, 0.78%,
8/17/2026(b) 8,280,000 8,234,459
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
1.49%, 7/20/2032(a)(b) 10,600,000 10,605,576
Voya CLO Ltd., Series
2019-2A, Class A, 1.46%,
7/20/2032(a)(b) 14,600,000 14,600,525
82,312,184
Student Loan 0.4%
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.59%, 1/25/2068(a)(b) 6,402,853 6,402,853
Total Asset-Backed Securities
(cost $89,728,479)
90,256,277
Collateralized Mortgage Obligations 7.2%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 2,323,425 2,336,849
Connecticut Avenue Securities
Trust, Series 2019-R05,
Class 1M2, 2.09%,
7/25/2039(a)(b) 2,928,585 2,940,354
FHLMC REMICS
Series 4122, Class , IO,
4.00%, 10/15/2042 5,074,283 786,897
Series 4120, Class SV, IO,
6.08%, 10/15/2042(a) 4,896,989 985,427
Series 4159, Class KS, IO,
6.08%, 1/15/2043(a) 2,934,102 645,844
Series 4459, Class IB, IO,
4.00%, 8/15/2043 4,574,785 639,796
Series 4468, Class SY, IO,
6.03%, 5/15/2045(a) 2,651,643 508,070
Series 4583, Class ST, IO,
5.93%, 5/15/2046(a) 5,570,397 1,022,535
Series 4623, Class MS, IO,
5.93%, 10/15/2046(a) 5,365,820 1,276,420
Series 4994, Class IB, IO,
2.50%, 7/25/2050 5,466,379 867,495
FHLMC Employees Pension
Plan , 0.09%, 10/25/2032(a) 7,738,218 7,616,823
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.54%, 10/25/2029(a) 5,100,000 5,328,073
Series 2017-HQA2, Class
M2, 2.74%, 12/25/2029(a) 5,557,377 5,654,921
Series 2017-DNA3, Class
M2, 2.59%, 3/25/2030(a) 5,410,000 5,530,444
Series 2017-HQA3, Class
M2, 2.44%, 4/25/2030(a) 3,531,714 3,610,893
Series 2018-DNA1, Class
M2, 1.89%, 7/25/2030(a) 2,127,399 2,140,665
Series 2018-HQA1, Class
M2, 2.39%, 9/25/2030(a) 7,694,740 7,805,438
FNMA REMICS
Series 2012-15, Class S,
IO, 5.86%, 3/25/2042(a) 5,068,590 1,037,494
Series 2012-68, Class SL,
IO, 5.96%, 7/25/2042(a) 5,608,045 1,140,260
Series 2013-6, Class SB,
IO, 6.01%, 2/25/2043(a) 4,437,882 894,114
Series 418, Class C24, IO,
4.00%, 8/25/2043 4,842,810 782,975
Series 2014-90, Class SA,
IO, 6.06%, 1/25/2045(a) 5,449,778 1,104,151
Series 2016-3, Class IP, IO,
4.00%, 2/25/2046 5,732,167 880,676
Series 2020-24, Class MI,
IO, 4.00%, 4/25/2050 4,653,261 725,220
FNMA Connecticut Avenue
Securities
Series 2016-C07, Class
2M2, 4.44%, 5/25/2029(a) 4,929,565 5,167,250

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 35
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-C04, Class
2M2, 2.94%, 11/25/2029(a) 3,839,180 3,934,018
Series 2017-C05, Class
1M2, 2.29%, 1/25/2030(a) 1,804,764 1,833,534
Series 2017-C06, Class
2M2, 2.89%, 2/25/2030(a) 2,271,595 2,322,559
Series 2017-C07, Class
2M2, 2.59%, 5/25/2030(a) 4,308,512 4,360,647
Series 2018-C01, Class
1M2, 2.34%, 7/25/2030(a) 9,709,580 9,844,093
Series 2018-C02, Class
2M2, 2.29%, 8/25/2030(a) 4,371,057 4,418,306
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 3,687,803 3,700,363
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 2,108,565 2,158,670
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 3,397,198 620,721
Series 2018-124, Class DS,
IO, 6.03%, 12/16/2043(a) 2,839,774 570,651
Series 2016-77, Class TS,
IO, 6.06%, 12/20/2044(a) 3,390,219 624,786
Series 2019-22, Class SA,
IO, 5.51%, 2/20/2045(a) 6,321,897 1,305,459
Series 2019-65, Class IE,
IO, 3.50%, 5/20/2046 6,975,124 765,992
Series 2020-77, Class ES,
IO, 5.96%, 11/20/2049(a) 8,368,785 1,239,960
Series 2020-116, Class NS,
IO, 6.11%, 8/20/2050(a) 2,785,506 544,073
Series 2020-166, Class IP,
IO, 3.00%, 11/20/2050 9,828,232 1,400,236
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 2,771,269 2,803,639
OBX Trust, Series 2019-
EXP3, Class 2A1A, 0.99%,
10/25/2059(a)(b) 284,365 284,625
Starvest Emerging Markets
CBO I, Series 2021-3, Class
A1, 1.13%, 6/25/2056(a)(b) 4,419,000 4,418,928
Starwood Mortgage
Residential Trust, Series
2019-INV1, Class A1,
2.61%, 9/27/2049(a)(b) 2,057,520 2,083,113
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 1,528,266 1,553,816
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 5,580,000 5,579,735
Total Collateralized Mortgage Obligations
(cost $114,862,966)
117,797,008
Commercial Mortgage-Backed Securities 6.2%
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust ,
Series 2021-B26, Class XA,
IO, 1.00%, 6/15/2054(a) 21,443,796 1,480,707
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,264,885
Series 2013-GC17, Class B,
5.10%, 11/10/2046(a) 1,465,000 1,560,819
Series 2014-GC23, Class B,
4.17%, 7/10/2047(a) 2,915,000 3,122,956
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,249,774
COMM Mortgage Trust
Series 2012-CR4, Class
AM, 3.25%, 10/15/2045 3,325,000 3,354,128
Series 2014-CR16, Class
XA, IO, 1.13%, 4/10/2047(a) 33,563,008 805,821
Series 2014-CR17, Class
XA, IO, 1.12%, 5/10/2047(a) 24,873,941 552,749
Series 2014-UBS3, Class
XA, IO, 1.23%, 6/10/2047(a) 20,819,121 541,110
Series 2014-UBS6,
Class XA, IO, 1.03%,
12/10/2047(a) 17,252,157 414,054
Series 2014-CR21, Class
AM, 3.99%, 12/10/2047 6,850,000 7,399,340
Series 2015-LC21, Class
A4, 3.71%, 7/10/2048 2,160,000 2,358,378
Series 2015-CR25, Class
A4, 3.76%, 8/10/2048 3,075,000 3,379,390
Series 2017-COR2, Class
A1, 2.11%, 9/10/2050 1,053,941 1,061,765
CSAIL Commercial Mortgage
Trust
Series 2016-C7, Class A5,
3.50%, 11/15/2049 1,825,000 1,990,116
Series 2015-C2, Class XA,
IO, 0.89%, 6/15/2057(a) 34,928,373 827,003
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K098,
Class XAM, IO, 1.52%,
8/25/2029(a) 17,661,000 1,830,619
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,439,042
Series 2012-GCJ9, Class B,
3.75%, 11/10/2045(b) 3,330,000 3,415,796
Series 2014-GC18, Class
XA, IO, 1.17%, 1/10/2047(a) 51,508,061 1,078,692
Series 2014-GC26,
Class XA, IO, 1.11%,
11/10/2047(a) 29,297,500 780,603
Series 2015-GC30, Class
XA, IO, 0.88%, 5/10/2050(a) 37,992,729 936,570

36 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C16, Class XA,
IO, 1.14%, 6/15/2047(a) 25,282,650 548,884
Morgan Stanley Capital
I Trust , Series 2015-
MS1, Class A4, 3.78%,
5/15/2048(a) 4,550,000 4,947,318
UBS Commercial Mortgage
Trust
Series 2017-C4, Class A1,
2.13%, 10/15/2050 245,304 245,479
Series 2017-C4, Class A4,
3.56%, 10/15/2050 2,502,000 2,740,730
Series 2017-C4, Class AS,
3.84%, 10/15/2050(a) 2,820,000 3,116,537
Series 2018-C14, Class A1,
3.38%, 12/15/2051 4,092,893 4,186,596
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,216,700
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,125,976
Series 2015-NXS4, Class
C, 4.85%, 12/15/2048(a) 3,553,000 3,873,451
Series 2016-LC24, Class
A4, 2.94%, 10/15/2049 1,695,000 1,818,115
Series 2016-NXS6, Class
A4, 2.92%, 11/15/2049 4,700,000 5,021,870
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 4,284,527
Series 2017-C40, Class A1,
2.11%, 10/15/2050 625,270 628,093
Series 2018-C46, Class A4,
4.15%, 8/15/2051 1,610,000 1,846,802
Series 2018-C48, Class A5,
4.30%, 1/15/2052 5,900,000 6,853,426
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.43%, 3/15/2047(a) 17,546,473 472,339
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,833,277
Total Commercial Mortgage-Backed
Securities
(cost $98,312,853) 101,604,437
Convertible Bond 0.0%
†
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 728,000 742,924
Total Convertible Bond
(cost $661,542)
742,924
Corporate Bonds 44.7%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,651,035
3.63%, 2/1/2031 10,130,000 10,895,100
5.71%, 5/1/2040 1,560,000 2,009,097
5.81%, 5/1/2050 2,410,000 3,245,381
5.93%, 5/1/2060 1,930,000 2,665,057
TransDigm , Inc. ,
6.25%, 3/15/2026(b) 705,000 743,775
6.38%, 6/15/2026 500,000 517,985
7.50%, 3/15/2027 425,000 452,094
5.50%, 11/15/2027 610,000 635,925
25,815,449
Airlines 0.2%
American Airlines Group, Inc. ,
5.00%, 6/1/2022(b)(d) 480,000 480,609
American Airlines, Inc. ,
5.50%, 4/20/2026(b) 805,000 852,294
5.75%, 4/20/2029(b) 500,000 540,625
United Airlines, Inc. ,
4.38%, 4/15/2026(b) 1,250,000 1,293,975
4.63%, 4/15/2029(b) 185,000 191,475
3,358,978
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
6.50%, 4/1/2027(d) 110,000 116,600
6.88%, 7/1/2028(d) 360,000 393,185
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 355,000 382,513
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 479,987
5.00%, 7/15/2029(b)(d) 220,000 230,340
1,602,625
Automobiles 1.0%
Ford Motor Co. ,
9.63%, 4/22/2030 470,000 674,450
7.45%, 7/16/2031 80,000 105,200
4.75%, 1/15/2043 360,000 382,500
5.29%, 12/8/2046 360,000 402,077
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,843,040
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,745,000 1,822,162
3.35%, 5/13/2025(b) 3,485,000 3,760,689
3.75%, 5/13/2030(b) 4,385,000 4,916,935
16,907,053
Banks 8.4%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b)(d) 200,000 214,502
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,321,500

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
2.75%, 12/3/2030 4,400,000 4,358,719
Bank Leumi Le-Israel BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.63%),
3.27%, 1/29/2031(b)(f) 200,000 204,500
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.30%), 5.12%,
6/20/2024(d)(e)(f) 1,870,000 1,991,550
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,371,750
4.45%, 3/3/2026 4,155,000 4,719,227
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e)(f) 1,000,000 1,144,560
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 3,455,568
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 4,747,466
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 6,039,024
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 186,120
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(e)(f) 1,445,000 1,494,145
3.50%, 3/1/2023(b)(d) 7,020,000 7,363,756
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(b)(d)(e)(f) 1,290,000 1,342,916
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,296,737
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 773,888
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,833,902
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 868,350
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 2,314,927
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,760,982
Development Bank of Japan,
Inc. ,
0.50%, 3/4/2024(b) 2,480,000 2,473,621
1.00%, 8/27/2030(b) 2,105,000 1,989,540
1.25%, 1/28/2031(b) 3,320,000 3,189,125
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Development Bank of
Kazakhstan JSC ,
2.95%, 5/6/2031(b) 200,000 199,000
Development Bank of
Mongolia LLC ,
7.25%, 10/23/2023(b) 200,000 215,466
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,656,000
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 710,675
Grupo Aval Ltd. ,
4.38%, 2/4/2030(b) 200,000 197,690
HSBC Holdings plc ,
(SOFR + 1.73%), 2.01%,
9/22/2028(f) 4,345,000 4,359,802
Huntington Bancshares, Inc. ,
Series E, (ICE LIBOR USD
3 Month + 2.88%), 5.70%,
4/15/2023(d)(e)(f) 2,285,000 2,370,687
Series F, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 4.95%),
5.63%, 7/15/2030(d)(e)(f) 700,000 812,875
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(e)(f) 1,000,000 1,114,700
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e)(f) 1,385,000 1,534,026
Intesa Sanpaolo SpA ,
4.20%, 6/1/2032(b) 1,975,000 2,023,901
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,437,760
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,463,876
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 803,132
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 10,251,490
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 450,630
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 4,762,058
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 4,477,226
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 2,273,029

38 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(d)(e)(f) 1,295,000 1,379,175
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.10%),
4.60%, 6/28/2031(e)(f) 1,890,000 1,898,883
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
8/27/2025(b)(e)(f) 200,000 208,766
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(b)(f) 6,395,000 6,336,902
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e)(f) 2,185,000 2,294,250
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e)(f) 760,000 784,700
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 648,115
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 730,437
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(b) 200,000 204,560
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,389,975
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e)(f) 645,000 722,342
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e)(f) 1,335,000 1,382,125
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,744,165
(SOFR + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 9,509,530
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 5,184,829
137,989,152
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 6,770,000 8,569,128
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,870,815
2.88%, 5/1/2030 6,555,000 6,873,923
18,313,866
Biotechnology 1.1%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,160,622
2.95%, 11/21/2026 12,930,000 13,899,056
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 2,576,557
18,636,235
Building Products 0.6%
Carrier Global Corp. ,
2.49%, 2/15/2027 4,710,000 4,929,681
2.72%, 2/15/2030 3,515,000 3,644,058
Cornerstone Building Brands,
Inc. ,
6.13%, 1/15/2029(b)(d) 470,000 504,075
Standard Industries, Inc. ,
5.00%, 2/15/2027(b) 80,000 82,850
4.38%, 7/15/2030(b)(d) 425,000 438,281
Votorantim Cimentos
International SA ,
Reg. S, 7.25%, 4/5/2041 200,000 271,252
9,870,197
Capital Markets 3.0%
Bank of New York Mellon
Corp. (The) ,
Series F, (ICE LIBOR USD
3 Month + 3.13%), 4.62%,
9/20/2026(e)(f) 1,395,000 1,536,872
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(d)(e)(f) 1,600,000 1,783,408
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(d)(e)(f) 1,705,000 1,758,281
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 1,598,000 1,752,862

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,222,776
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,353,524
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e)(f) 605,000 615,769
Series O, (ICE LIBOR USD
3 Month + 3.83%), 5.30%,
11/10/2026(d)(e)(f) 1,050,000 1,177,155
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 4,584,038
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 5,531,786
Huarong Finance 2017 Co.
Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.77%),
4.50%, 1/24/2022(e)(f) 400,000 270,000
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,618,111
3.63%, 1/20/2027 4,000,000 4,435,280
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,825,000 3,170,575
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 7,573,617
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 4,500,491
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 2,205,000 2,509,819
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(b)(e)(f) 1,040,000 1,062,568
49,456,932
Chemicals 0.1%
NOVA Chemicals Corp. ,
4.88%, 6/1/2024(b) 355,000 374,525
5.25%, 6/1/2027(b)(d) 348,000 375,075
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 427,200
4.38%, 9/18/2026 200,000 206,600
6.50%, 9/27/2028 400,000 450,000
Tronox , Inc. ,
4.63%, 3/15/2029(b) 290,000 292,894
2,126,294
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.6%
Allied Universal Holdco LLC ,
4.63%, 6/1/2028(b) 275,000 275,215
4.63%, 6/1/2028(b) 205,000 205,740
6.00%, 6/1/2029(b)(d) 405,000 410,585
APX Group, Inc. ,
7.63%, 9/1/2023 285,000 292,838
6.75%, 2/15/2027(b) 245,000 261,219
Aramark Services, Inc. ,
6.38%, 5/1/2025(b) 520,000 552,500
5.00%, 2/1/2028(b)(d) 795,000 832,524
Garda World Security Corp. ,
4.63%, 2/15/2027(b) 180,000 180,900
6.00%, 6/1/2029(b)(d) 430,000 426,775
GFL Environmental, Inc. ,
4.75%, 6/15/2029(b)(d) 780,000 809,874
Harsco Corp. ,
5.75%, 7/31/2027(b) 530,000 555,000
IAA, Inc. ,
5.50%, 6/15/2027(b) 695,000 729,555
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b)(d) 875,000 897,925
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b)(d) 640,000 658,400
Nielsen Finance LLC ,
5.63%, 10/1/2028(b) 445,000 469,960
5.88%, 10/1/2030(b) 290,000 315,643
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b) 590,000 651,755
3.38%, 8/31/2027(b) 150,000 145,500
6.25%, 1/15/2028(b)(d) 1,250,000 1,329,688
10,001,596
Communications Equipment 0.2%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 622,000 635,218
5.00%, 3/15/2027(b)(d) 560,000 573,300
CommScope , Inc. ,
6.00%, 3/1/2026(b) 80,000 84,456
8.25%, 3/1/2027(b)(d) 430,000 459,584
7.13%, 7/1/2028(b) 650,000 704,437
2,456,995
Construction & Engineering 0.1%
China Minmetals Corp. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.72%),
3.75%, 11/13/2022(e)(f) 844,000 860,892
Dianjian Haiyu Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.45%),
4.30%, 6/20/2024(e)(f) 250,000 259,308
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 216,500
Mexico City Airport Trust ,
5.50%, 7/31/2047(b) 200,000 202,760

40 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
State Agency of Roads of
Ukraine ,
6.25%, 6/24/2028(b) 202,000 201,735
1,741,195
Consumer Finance 0.9%
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(e)(f) 1,820,000 1,884,974
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e)(f) 695,000 703,896
Capital One Financial Corp. ,
Series E, (ICE LIBOR USD
3 Month + 3.80%), 3.93%,
9/01/2021(e)(f) 4,525,000 4,541,200
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e)(f) 1,000,000 1,021,250
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 3,267,190
Ford Motor Credit Co. LLC ,
5.11%, 5/3/2029 585,000 654,896
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(g) 1,142,559 1,123,421
Gtlk Europe Capital DAC ,
Reg. S, 4.95%, 2/18/2026 273,000 290,745
Reg. S, 4.65%, 3/10/2027 200,000 209,000
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 376,688
8.88%, 6/1/2025 70,000 77,608
7.13%, 3/15/2026 335,000 390,178
3.50%, 1/15/2027(d) 450,000 453,375
14,994,421
Containers & Packaging 0.1%
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(b) 295,000 317,863
Intelligent Packaging Ltd.
Finco , Inc. ,
6.00%, 9/15/2028(b) 330,000 343,200
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(b)(c) 585,000 636,012
1,297,075
Distributors 0.1%
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b) 55,000 58,582
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors
Performance Food Group,
Inc.,
5.50%, 10/15/2027(b) 500,000 525,475
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 745,000 783,181
1,367,238
Diversified Financial Services 0.1%
Gazprom PJSC ,
5.15%, 2/11/2026(b) 391,000 439,668
MDGH - GMTN BV ,
3.70%, 11/7/2049(b) 200,000 218,351
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(b)(d) 550,000 552,700
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 205,751
1,416,470
Diversified Telecommunication Services 2.4%
Altice France Holding SA ,
6.00%, 2/15/2028(b)(d) 1,010,000 1,005,758
Altice France SA ,
7.38%, 5/1/2026(b) 269,000 279,741
8.13%, 2/1/2027(b) 355,000 386,773
5.50%, 1/15/2028(b) 540,000 560,358
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,421,467
2.25%, 2/1/2032 4,105,000 4,028,892
3.50%, 6/1/2041 1,420,000 1,475,049
3.50%, 9/15/2053(b) 12,145,000 12,201,724
3.65%, 9/15/2059(b) 1,290,000 1,308,187
CCO Holdings LLC ,
5.75%, 2/15/2026(b) 271,000 280,095
5.50%, 5/1/2026(b) 200,000 206,780
5.00%, 2/1/2028(b) 190,000 199,262
4.75%, 3/1/2030(b) 55,000 58,163
4.50%, 8/15/2030(b) 1,110,000 1,155,747
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(b)(d) 625,000 669,531
5.00%, 5/1/2028(b) 220,000 227,443
6.75%, 5/1/2029(b)(d) 330,000 350,879
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(b)(d) 520,000 539,718
Lumen Technologies, Inc. ,
5.38%, 6/15/2029(b) 360,000 365,179
Ooredoo International Finance
Ltd. ,
2.63%, 4/8/2031(b) 200,000 202,344
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 250,088
8.75%, 3/15/2032(d) 265,000 402,800
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 2,685,000 2,565,467
2.65%, 11/20/2040 1,185,000 1,140,346
3.70%, 3/22/2061 5,420,000 5,805,137

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Virgin Media Finance plc ,
5.00%, 7/15/2030(b) 585,000 591,020
39,677,948
Electric Utilities 2.4%
ABY Transmision Sur SA ,
6.88%, 4/30/2043(b) 192,660 245,402
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(b) 200,000 199,444
Comision Federal de
Electricidad ,
Reg. S, 4.75%, 2/23/2027 200,000 223,250
3.35%, 2/9/2031(b) 200,000 198,400
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 3,871,515
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 2,756,213
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 2,640,758
Empresa de Transmision
Electrica SA ,
5.13%, 5/2/2049(b) 400,000 444,004
Entergy Texas, Inc. ,
1.75%, 3/15/2031 8,050,000 7,713,171
Evergy , Inc. ,
2.45%, 9/15/2024 1,490,000 1,560,388
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 61,628
Series C, 5.35%,
7/15/2047(c) 450,000 540,000
Interstate Power and Light
Co. ,
2.30%, 6/1/2030 1,790,000 1,813,399
Kallpa Generacion SA ,
4.13%, 8/16/2027(b) 200,000 205,252
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,479,241
Leeward Renewable Energy
Operations LLC ,
4.25%, 7/1/2029(b) 220,000 222,750
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,344,919
NRG Energy, Inc. ,
3.63%, 2/15/2031(b)(d) 490,000 481,523
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 5,777,030
3.30%, 8/1/2040(d) 1,410,000 1,273,333
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 225,600
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,951,046
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(b) 270,000 271,350
38,499,616
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.1%
Archrock Partners LP ,
6.25%, 4/1/2028(b) 375,000 391,466
TechnipFMC plc ,
6.50%, 2/1/2026(b) 590,000 637,062
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 445,187
6.88%, 9/1/2027 85,000 90,804
1,564,519
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(b) 695,000 730,619
Live Nation Entertainment,
Inc. ,
4.88%, 11/1/2024(b)(d) 270,000 274,320
6.50%, 5/15/2027(b) 785,000 871,193
4.75%, 10/15/2027(b) 385,000 398,956
2,275,088
Equity Real Estate Investment Trusts (REITs) 1.4%
Crown Castle International
Corp. ,
1.05%, 7/15/2026(d) 1,655,000 1,616,351
2.10%, 4/1/2031(d) 1,655,000 1,612,839
EPR Properties ,
4.50%, 6/1/2027 385,000 410,491
4.95%, 4/15/2028 340,000 367,215
3.75%, 8/15/2029 140,000 140,194
Essex Portfolio LP ,
2.65%, 3/15/2032 5,825,000 5,909,776
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 440,000 456,128
5.25%, 3/15/2028(b)(d) 785,000 821,542
5.00%, 7/15/2028(b) 70,000 72,657
4.88%, 9/15/2029(b) 110,000 113,542
5.25%, 7/15/2030(b) 215,000 227,595
5.63%, 7/15/2032(b) 895,000 957,936
RHP Hotel Properties LP ,
4.75%, 10/15/2027(d) 350,000 359,467
Service Properties Trust ,
4.95%, 2/15/2027 216,000 214,920
3.95%, 1/15/2028 639,000 602,257
Uniti Group LP ,
7.13%, 12/15/2024(b) 345,000 356,644
7.88%, 2/15/2025(b)(d) 785,000 840,931
6.50%, 2/15/2029(b)(d) 850,000 852,125
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,533,225
VICI Properties LP ,
4.25%, 12/1/2026(b) 149,000 154,993
22,620,828
Food & Staples Retailing 0.7%
7-Eleven, Inc. ,
1.80%, 2/10/2031(b) 3,130,000 2,992,056
Cencosud SA ,
4.38%, 7/17/2027(b) 260,000 284,247
Reg. S, 4.38%, 7/17/2027 200,000 218,652

42 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp. ,
6.60%, 4/1/2050 4,611,000 7,162,559
Walmart, Inc. ,
4.05%, 6/29/2048 20,000 25,120
10,682,634
Food Products 0.6%
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 43,450
4.88%, 10/1/2049 5,265,000 6,391,454
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 785,000 813,456
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 104,625
5.63%, 1/15/2028(b)(d) 780,000 826,800
4.63%, 4/15/2030(b)(d) 705,000 716,865
4.50%, 9/15/2031(b) 345,000 344,431
9,241,081
Health Care Equipment & Supplies 0.2%
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 216,000 231,930
7.25%, 2/1/2028(b) 341,000 372,457
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,348,108
2,952,495
Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b) 410,000 437,675
5.00%, 4/15/2029(b) 120,000 125,150
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,545,035
2.40%, 3/15/2030 7,075,000 7,217,722
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(b) 70,000 74,024
8.00%, 3/15/2026(b) 430,000 463,325
5.63%, 3/15/2027(b) 125,000 133,438
8.00%, 12/15/2027(b)(d) 479,000 532,911
6.00%, 1/15/2029(b) 135,000 144,450
6.88%, 4/15/2029(b) 850,000 889,500
6.13%, 4/1/2030(b) 885,000 898,275
4.75%, 2/15/2031(b) 220,000 220,825
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,284,297
1.75%, 8/21/2030 4,080,000 3,932,540
DaVita, Inc. ,
4.63%, 6/1/2030(b) 940,000 966,527
Envision Healthcare Corp. ,
8.75%, 10/15/2026(b) 525,000 367,500
HCA, Inc. ,
7.69%, 6/15/2025 85,000 103,271
5.38%, 9/1/2026 690,000 794,017
5.63%, 9/1/2028 145,000 171,825
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(b) 810,000 770,359
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 371,025
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.,
6.13%, 10/1/2028(b) 1,745,000 1,859,542
29,303,233
Hotels, Restaurants & Leisure 1.3%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(b) 350,000 371,000
8.13%, 7/1/2027(b)(d) 770,000 856,394
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(b) 730,000 739,125
Carnival Corp. ,
10.50%, 2/1/2026(b) 210,000 244,493
7.63%, 3/1/2026(b)(d) 365,000 396,481
5.75%, 3/1/2027(b) 1,095,000 1,147,012
9.88%, 8/1/2027(b) 895,000 1,044,913
Cedar Fair LP ,
5.50%, 5/1/2025(b)(d) 595,000 621,031
5.38%, 4/15/2027 875,000 901,250
5.25%, 7/15/2029 182,000 187,460
Everi Holdings, Inc. ,
5.00%, 7/15/2029(b) 60,000 60,000
Hilton Domestic Operating
Co., Inc. ,
5.75%, 5/1/2028(b) 580,000 627,601
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 40,000 41,700
International Game
Technology plc ,
4.13%, 4/15/2026(b) 590,000 614,337
NCL Corp. Ltd. ,
3.63%, 12/15/2024(b)(d) 395,000 381,175
5.88%, 3/15/2026(b)(d) 450,000 471,375
NCL Finance Ltd. ,
6.13%, 3/15/2028(b) 460,000 482,057
Royal Caribbean Cruises Ltd. ,
11.50%, 6/1/2025(b) 285,000 328,463
5.50%, 4/1/2028(b)(d) 955,000 1,000,171
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(b) 228,000 235,410
8.25%, 3/15/2026(b) 330,000 353,918
7.00%, 5/15/2028(b) 655,000 715,391
SeaWorld Parks &
Entertainment, Inc. ,
9.50%, 8/1/2025(b) 185,000 198,412
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b) 715,000 737,401
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b)(d) 630,000 678,951
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 5,812,809
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(b)(d) 370,000 384,138
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(b) 1,063,000 1,144,702

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wynn Las Vegas LLC,
5.25%, 5/15/2027(b) 375,000 402,788
21,179,958
Household Durables 0.1%
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 260,000 294,125
5.75%, 1/15/2028(b)(d) 465,000 524,985
5.13%, 8/1/2030(b) 180,000 195,098
1,014,208
Independent Power and Renewable Electricity Producers
0.2%
Calpine Corp. ,
4.50%, 2/15/2028(b) 735,000 749,700
5.13%, 3/15/2028(b) 590,000 600,325
4.63%, 2/1/2029(b) 792,000 778,647
5.00%, 2/1/2031(b)(d) 1,223,000 1,216,885
Talen Energy Supply LLC ,
10.50%, 1/15/2026(b)(d) 435,000 314,559
7.25%, 5/15/2027(b) 245,000 228,600
3,888,716
Insurance 0.2%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b)(d) 955,000 1,003,667
AssuredPartners , Inc. ,
7.00%, 8/15/2025(b) 340,000 347,225
5.63%, 1/15/2029(b) 1,165,000 1,165,000
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 255,000 271,575
HUB International Ltd. ,
7.00%, 5/1/2026(b) 705,000 731,148
3,518,615
Interactive Media & Services 0.0%
†
Cars.com, Inc. ,
6.38%, 11/1/2028(b) 365,000 389,287
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 211,452
600,739
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 3,954,880
IT Services 0.3%
Endure Digital, Inc. ,
6.00%, 2/15/2029(b)(d) 320,000 316,800
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,898,661
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b) 550,000 565,818
8.25%, 2/1/2028(b)(d) 255,000 277,312
4,058,591
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.0%
†
Terex Corp. ,
5.00%, 5/15/2029(b) 340,000 354,450
Media 1.9%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 4,016,920
2.80%, 4/1/2031 2,835,000 2,898,253
4.80%, 3/1/2050 1,720,000 1,975,504
3.70%, 4/1/2051 2,565,000 2,536,956
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,202,279
3.30%, 2/1/2027 2,740,000 3,011,056
CSC Holdings LLC ,
7.50%, 4/1/2028(b) 505,000 554,237
6.50%, 2/1/2029(b) 200,000 221,520
5.75%, 1/15/2030(b) 1,445,000 1,500,994
4.63%, 12/1/2030(b) 445,000 436,594
DISH DBS Corp. ,
7.75%, 7/1/2026(d) 340,000 385,050
7.38%, 7/1/2028(d) 355,000 382,026
5.13%, 6/1/2029(b) 345,000 340,664
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b)(d) 531,000 549,792
4.63%, 3/15/2030(b) 120,000 121,800
Radiate Holdco LLC ,
4.50%, 9/15/2026(b) 160,000 165,600
6.50%, 9/15/2028(b)(d) 395,000 415,007
Sirius XM Radio, Inc. ,
4.63%, 7/15/2024(b) 225,000 230,940
5.38%, 7/15/2026(b) 65,000 67,113
5.00%, 8/1/2027(b) 130,000 136,207
5.50%, 7/1/2029(b) 1,454,000 1,584,424
4.13%, 7/1/2030(b)(d) 646,000 651,736
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(b) 440,000 448,800
30,833,472
Metals & Mining 0.5%
ArcelorMittal SA ,
7.25%, 10/15/2039(c) 285,000 402,598
7.00%, 3/1/2041(c) 95,000 131,950
Chinalco Capital Holdings
Ltd. ,
Reg. S, 4.25%, 4/21/2022 200,000 203,302
Reg. S, 2.13%, 6/3/2026 200,000 198,916
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 272,720
Reg. S, 5.63%, 9/21/2035 100,000 130,548
CSN Inova Ventures ,
6.75%, 1/28/2028(b) 219,000 242,214
CSN Resources SA ,
7.63%, 4/17/2026(b) 200,000 215,688
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(b)(d) 405,000 423,674
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029(d) 245,000 270,419
5.40%, 11/14/2034 385,000 465,005

44 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Freeport-McMoRan, Inc.,
5.45%, 3/15/2043 825,000 1,008,414
Glencore Funding LLC ,
3.88%, 4/27/2051(b) 2,465,000 2,581,354
Hudbay Minerals, Inc. ,
4.50%, 4/1/2026(b) 190,000 190,712
6.13%, 4/1/2029(b)(d) 250,000 266,250
Minera Mexico SA de CV ,
4.50%, 1/26/2050(b) 200,000 223,750
Minmetals Bounteous Finance
BVI Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.21%),
3.38%, 9/03/2024(e)(f) 205,000 210,125
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 341,456
Reg. S, 5.38%, 5/4/2027 200,000 214,752
7,993,847
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust, Inc. ,
3.63%, 7/15/2026(b) 230,000 231,725
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.99%), 4.65%,
12/15/2024(e)(f) 1,035,000 1,099,688
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,644,266
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,951,086
6,695,040
Oil, Gas & Consumable Fuels 4.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 648,285
4.60%, 11/2/2047(b) 200,000 235,740
Antero Midstream Partners LP ,
7.88%, 5/15/2026(b) 420,000 469,396
5.75%, 3/1/2027(b)(d) 195,000 202,800
5.75%, 1/15/2028(b) 660,000 694,498
5.38%, 6/15/2029(b) 190,000 198,075
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(b) 670,000 700,961
9.00%, 11/1/2027(b) 40,000 55,285
8.25%, 12/31/2028(b) 100,000 110,000
5.88%, 6/30/2029(b) 225,000 225,000
Buckeye Partners LP ,
4.15%, 7/1/2023 30,000 31,013
4.13%, 3/1/2025(b) 205,000 212,431
3.95%, 12/1/2026 120,000 122,100
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Buckeye Partners LP,
4.13%, 12/1/2027 75,000 76,125
4.50%, 3/1/2028(b) 430,000 440,883
5.85%, 11/15/2043 120,000 119,100
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 854,625
Comstock Resources, Inc. ,
6.75%, 3/1/2029(b)(d) 611,000 650,856
5.88%, 1/15/2030(b) 245,000 249,900
CQP Holdco LP ,
5.50%, 6/15/2031(b) 1,340,000 1,396,267
DCP Midstream Operating LP ,
5.63%, 7/15/2027 290,000 329,875
(ICE LIBOR USD 3
Month + 3.85%), 5.85%,
5/21/2043(b)(f) 90,000 83,250
5.60%, 4/1/2044(d) 405,000 445,502
DT Midstream, Inc. ,
4.13%, 6/15/2029(b) 675,000 685,348
Empresa Nacional del
Petroleo ,
Reg. S, 4.50%, 9/14/2047 200,000 196,910
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 4,292,953
2.90%, 5/15/2025 2,930,000 3,083,764
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 6,079,026
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,621,185
EQM Midstream Partners LP ,
6.00%, 7/1/2025(b) 100,000 108,750
4.13%, 12/1/2026 195,000 199,631
6.50%, 7/1/2027(b) 260,000 289,900
5.50%, 7/15/2028 465,000 502,470
4.50%, 1/15/2029(b) 145,000 147,520
4.75%, 1/15/2031(b) 145,000 149,414
EQT Corp. ,
5.00%, 1/15/2029 345,000 384,665
Galaxy Pipeline Assets Bidco
Ltd. ,
2.63%, 3/31/2036(b) 200,000 196,184
2.94%, 9/30/2040(b) 200,000 198,522
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 116,150
6.25%, 5/15/2026 330,000 330,825
8.00%, 1/15/2027 95,000 99,809
Harvest Midstream I LP ,
7.50%, 9/1/2028(b) 280,000 304,080
Hilcorp Energy I LP ,
6.25%, 11/1/2028(b) 125,000 132,812
5.75%, 2/1/2029(b) 154,000 160,545
6.00%, 2/1/2031(b) 170,000 180,200
ITT Holdings LLC ,
6.50%, 8/1/2029(b) 335,000 341,281
KazMunayGas National Co.
JSC ,
Reg. S, 5.38%, 4/24/2030 1,200,000 1,434,480
5.38%, 4/24/2030(b) 299,000 357,425

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
KazMunayGas National Co.
JSC,
3.50%, 4/14/2033(b) 297,000 307,884
Reg. S, 5.75%, 4/19/2047 200,000 249,692
5.75%, 4/19/2047(b) 200,000 249,692
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,744,595
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(b) 105,286 118,710
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,444,200
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,936,770
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 11,102,996
Matador Resources Co. ,
5.88%, 9/15/2026(d) 480,000 494,400
New Fortress Energy, Inc. ,
6.75%, 9/15/2025(b) 370,000 378,788
6.50%, 9/30/2026(b) 1,220,000 1,246,596
Oil and Gas Holding Co.
BSCC (The) ,
Reg. S, 7.50%, 10/25/2027 630,000 703,269
Petrobras Global Finance BV ,
5.50%, 6/10/2051 140,000 140,049
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 13,720
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 35,304
Reg. S, 5.38%,
4/12/2027(h) 789,800 33,567
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 200,000 210,000
4.75%, 6/19/2032(b) 200,000 210,000
Petroleos Mexicanos ,
6.88%, 10/16/2025(b) 97,000 107,379
5.35%, 2/12/2028 690,000 678,580
6.50%, 1/23/2029 52,000 53,461
6.84%, 1/23/2030 83,000 85,532
5.95%, 1/28/2031 435,000 422,603
6.75%, 9/21/2047 382,000 338,070
6.35%, 2/12/2048 267,000 227,537
6.35%, 2/12/2048 207,000 176,405
7.69%, 1/23/2050 116,000 111,650
6.95%, 1/28/2060 131,000 115,922
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,418,314
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,600,478
Range Resources Corp. ,
4.88%, 5/15/2025 510,000 527,850
9.25%, 2/1/2026 285,000 314,212
8.25%, 1/15/2029(b)(d) 245,000 276,238
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,062,649
4.25%, 4/16/2039(b) 200,000 223,716
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,390,400
6.88%, 3/24/2026(b) 206,000 246,211
State Oil Co. of the Azerbaijan
Republic ,
Reg. S, 4.75%, 3/13/2023 500,000 529,460
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 270,000 247,725
Suncor Energy, Inc. ,
3.10%, 5/15/2025 2,810,000 3,002,401
Tallgrass Energy Partners LP ,
5.50%, 9/15/2024(b)(d) 57,000 57,776
7.50%, 10/1/2025(b) 165,000 180,675
6.00%, 3/1/2027(b)(d) 220,000 226,600
5.50%, 1/15/2028(b) 350,000 356,125
6.00%, 12/31/2030(b) 185,000 192,330
Tengizchevroil Finance Co.
International Ltd. ,
3.25%, 8/15/2030(b) 200,000 203,620
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,691,119
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 105,000 110,942
5.30%, 2/1/2030(c) 560,000 627,203
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 2,116,363
77,685,594
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 238,260
Pharmaceuticals 0.7%
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(b) 746,000 764,650
5.50%, 11/1/2025(b) 340,000 348,840
Organon & Co. ,
5.13%, 4/30/2031(b) 795,000 819,009
Viatris , Inc. ,
4.00%, 6/22/2050(b) 9,705,000 10,263,320
12,195,819
Professional Services 0.1%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 670,000 701,805
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 104,000
7.63%, 6/15/2025(b) 275,000 298,292
9.38%, 4/1/2027(b) 585,000 650,017
5.75%, 1/15/2029(b)(d) 1,105,000 1,155,156
2,207,465

46 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.1%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(d)(f) 229,000 244,458
Avis Budget Car Rental LLC ,
4.75%, 4/1/2028(b) 885,000 906,860
5.38%, 3/1/2029(b) 410,000 426,912
1,578,230
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 694,000 743,815
5.00%, 4/15/2030 5,155,000 6,081,723
3.42%, 4/15/2033(b) 4,411,000 4,632,275
Marvell Technology, Inc. ,
2.45%, 4/15/2028(b) 4,430,000 4,515,100
2.95%, 4/15/2031(b) 3,879,000 4,020,083
ON Semiconductor Corp. ,
3.88%, 9/1/2028(b) 240,000 247,234
20,240,230
Software 1.2%
Clarivate Science Holdings
Corp. ,
4.88%, 6/30/2029(b) 385,000 395,106
Fortinet, Inc. ,
1.00%, 3/15/2026 3,530,000 3,496,999
Oracle Corp. ,
3.65%, 3/25/2041 3,010,000 3,191,674
4.00%, 7/15/2046 2,510,000 2,721,776
3.60%, 4/1/2050 3,585,000 3,681,266
3.95%, 3/25/2051 2,295,000 2,504,966
3.85%, 4/1/2060 3,295,000 3,498,406
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(b) 765,000 810,671
20,300,864
Specialty Retail 0.2%
Carvana Co. ,
5.88%, 10/1/2028(b) 1,615,000 1,699,303
L Brands, Inc. ,
9.38%, 7/1/2025(b) 100,000 129,250
5.25%, 2/1/2028 140,000 156,625
6.63%, 10/1/2030(b) 495,000 572,963
SRS Distribution, Inc. ,
4.63%, 7/1/2028(b) 230,000 235,175
6.13%, 7/1/2029(b) 130,000 133,784
White Cap Buyer LLC ,
6.88%, 10/15/2028(b)(d) 375,000 401,344
3,328,444
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,826,102
2.38%, 2/8/2041 2,595,000 2,515,988
2.55%, 8/20/2060 2,035,000 1,898,409
Dell International LLC ,
5.45%, 6/15/2023(d) 4,880,000 5,294,133
6.02%, 6/15/2026 1,800,000 2,160,948
14,695,580
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.4%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,743,844
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 4,242,932
5,986,776
Trading Companies & Distributors 0.0%
†
Imola Merger Corp. ,
4.75%, 5/15/2029(b) 265,000 272,619
Wireless Telecommunication Services 1.0%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 409,581
7.63%, 3/1/2026 315,000 384,300
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(d) 2,985,000 3,030,282
2.63%, 2/15/2029 215,000 212,313
3.88%, 4/15/2030(d) 5,240,000 5,857,377
2.55%, 2/15/2031 2,990,000 3,023,488
2.88%, 2/15/2031 550,000 545,875
4.38%, 4/15/2040 2,975,000 3,487,592
16,950,808
Total Corporate Bonds
(cost $698,494,761)
734,875,948
Foreign Government Securities 3.4%
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028 200,000 208,564
Reg. S, 8.00%, 11/26/2029 240,000 245,971
Reg. S, 9.38%, 5/8/2048 1,000,000 1,043,760
Reg. S, 9.13%, 11/26/2049 200,000 204,516
1,702,811
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 758,076 287,068
0.12%, 7/9/2030(c) 1,180,000 422,688
0.12%, 1/9/2038(c) 1,780,588 670,979
0.12%, 7/9/2041(c) 1,840,000 655,960
2,036,695
ARMENIA 0.0%
†
Republic of Armenia ,
Reg. S, 3.60%, 2/2/2031 200,000 188,752
BELIZE 0.0%
†
Belize Government Bond ,
Reg. S, 4.94%,
2/20/2034(c)(g) 231,757 93,975
BERMUDA 0.0%
†
Bermuda Government Bond ,
Reg. S, 3.72%, 1/25/2027 200,000 218,500
Reg. S, 4.75%, 2/15/2029 472,000 549,030
767,530

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
BRAZIL 0.1%
Federative Republic of Brazil ,
3.88%, 6/12/2030 400,000 403,360
5.63%, 1/7/2041 520,000 565,178
State of Minas Gerais ,
Reg. S, 5.33%, 2/15/2028 280,000 302,960
1,271,498
CAMEROON 0.0%
†
Republic of Cameroon ,
Reg. S, 9.50%, 11/19/2025 200,000 235,200
COLOMBIA 0.1%
Republic of Colombia ,
3.00%, 1/30/2030 208,000 203,765
7.38%, 9/18/2037 132,000 173,419
6.13%, 1/18/2041 290,000 343,015
5.00%, 6/15/2045 660,000 701,052
5.20%, 5/15/2049 330,000 361,442
1,782,693
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 217,302
Reg. S, 7.16%, 3/12/2045 700,000 729,757
7.16%, 3/12/2045(b) 438,000 456,619
1,403,678
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 6.00%, 7/19/2028 150,000 170,475
Reg. S, 5.30%, 1/21/2041 150,000 149,627
Reg. S, 7.45%, 4/30/2044 100,000 120,400
Reg. S, 6.85%, 1/27/2045 320,000 361,600
Reg. S, 6.40%, 6/5/2049 150,000 161,250
Reg. S, 5.88%, 1/30/2060 650,000 647,725
1,611,077
ECUADOR 0.1%
Republic of Ecuador ,
0.00%, 7/31/2030(b) 97,034 53,490
0.50%, 7/31/2030(b)(c) 396,900 338,361
Reg. S, 0.50%,
7/31/2030(c) 310,000 264,278
0.50%, 7/31/2035(b)(c) 750,130 513,839
0.50%, 7/31/2040(b)(c)(d) 476,700 294,958
1,464,926
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 219,540
Reg. S, 7.05%, 1/15/2032 200,000 204,900
Reg. S, 8.50%, 1/31/2047 400,000 416,500
Reg. S, 7.90%, 2/21/2048 430,000 425,102
Reg. S, 8.70%, 3/1/2049 600,000 633,000
Reg. S, 8.88%, 5/29/2050 200,000 215,233
Reg. S, 7.50%, 2/16/2061 200,000 187,180
2,301,455
Foreign Government Securities
Principal
Amount ($) Value ($)
EL SALVADOR 0.0%
†
Republic of El Salvador ,
Reg. S, 7.75%, 1/24/2023 60,000 59,262
Reg. S, 8.63%, 2/28/2029 62,000 60,450
Reg. S, 7.12%, 1/20/2050 152,000 129,200
Reg. S, 9.50%, 7/15/2052 450,000 442,125
691,037
GHANA 0.1%
Republic of Ghana ,
Reg. S, 7.75%, 4/7/2029 400,000 408,500
Reg. S, 10.75%,
10/14/2030 530,000 669,125
Reg. S, 8.63%, 4/7/2034 400,000 412,616
Reg. S, 7.88%, 2/11/2035 200,000 197,000
Reg. S, 8.88%, 5/7/2042 242,000 244,188
Reg. S, 8.95%, 3/26/2051 200,000 197,544
2,128,973
INDONESIA 0.2%
Republic of Indonesia ,Reg S
Reg. S, 8.50%, 10/12/2035 940,000 1,503,823
Reg. S, 7.75%, 1/17/2038 185,000 279,689
Reg. S, 5.25%, 1/17/2042 790,000 983,827
2,767,339
IRAQ 0.0%
†
Republic of Iraq ,
Reg. S, 5.80%, 1/15/2028 332,500 321,624
ISRAEL 0.0%
†
State of Israel Government
Bond ,
3.88%, 7/3/2050 200,000 231,311
IVORY COAST 0.2%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c)(d) 1,413,890 1,414,682
Reg. S, 6.13%,
6/15/2033(d) 1,350,000 1,423,764
2,838,446
JAPAN 0.3%
Japan Bank for International
Cooperation ,
0.63%, 7/15/2025 5,010,000 4,958,046
KENYA 0.0%
†
Republic of Kenya ,
Reg. S, 6.30%, 1/23/2034 200,000 199,500
LEBANON 0.0%
†
Lebanese Republic ,
Reg. S, 6.60%,
11/27/2026(h) 595,000 74,001
Reg. S, 6.65%,
2/26/2030(h) 46,000 5,770
8.25%, 5/17/2034(h) 742,000 92,810
172,581

48 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0.3%
United Mexican States ,
2.66%, 5/24/2031 200,000 195,378
4.75%, 4/27/2032 3,615,000 4,139,175
5.00%, 4/27/2051 200,000 226,900
3.77%, 5/24/2061 200,000 185,900
5.75%, 10/12/2110 582,000 695,152
5,442,505
MONGOLIA 0.1%
State of Mongolia ,
Reg. S, 8.75%, 3/9/2024(d) 650,000 747,512
Reg. S, 5.13%, 4/7/2026 200,000 213,025
960,537
NIGERIA 0.1%
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 206,402
Reg. S, 7.63%, 11/21/2025 400,000 451,266
Reg. S, 7.88%, 2/16/2032 300,000 322,950
980,618
OMAN 0.1%
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 195,476
Reg. S, 6.75%, 1/17/2048 549,000 545,569
Reg. S, 7.00%, 1/25/2051 200,000 203,260
944,305
PANAMA 0.0%
†
Republic of Panama ,
8.88%, 9/30/2027 400,000 550,764
PAPUA NEW GUINEA 0.0%
†
Papua New Guinea
Government International
Bond ,
Reg. S, 8.38%, 10/4/2028 200,000 198,420
PARAGUAY 0.1%
Republic of Paraguay ,
Reg. S, 4.95%,
4/28/2031(d) 935,000 1,072,922
Reg. S, 6.10%, 8/11/2044 200,000 248,602
1,321,524
PERU 0.1%
Republic of Peru ,
8.75%, 11/21/2033 560,000 878,169
6.55%, 3/14/2037 22,000 30,278
908,447
QATAR 0.1%
State of Qatar ,
Reg. S, 3.75%, 4/16/2030 230,000 260,233
Reg. S, 4.82%, 3/14/2049 1,000,000 1,286,250
1,546,483
Foreign Government Securities
Principal
Amount ($) Value ($)
ROMANIA 0.1%
Romania Government Bond ,
Reg. S, 3.00%,
2/14/2031(d) 918,000 950,516
Reg. S, 5.13%,
6/15/2048(d) 290,000 354,585
Reg. S, 4.00%, 2/14/2051 200,000 209,892
1,514,993
RUSSIA 0.1%
Russian Federation ,
Reg. S, 4.25%,
6/23/2027(d) 600,000 669,756
Reg. S, 4.38%, 3/21/2029 400,000 450,508
Reg. S, 7.50%,
3/31/2030(c) 8,732 10,042
1,130,306
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 403,144
SERBIA 0.0%
†
Republic of Serbia ,
Reg. S, 2.13%, 12/1/2030 728,000 689,780
SOUTH AFRICA 0.1%
Republic of South Africa ,
4.85%, 9/30/2029 200,000 212,080
5.75%, 9/30/2049 602,000 615,208
827,288
SRI LANKA 0.1%
Democratic Socialist Republic
of Sri Lanka ,
Reg. S, 5.88%,
7/25/2022(d) 267,000 224,280
Reg. S, 6.85%, 11/3/2025 617,000 410,305
Reg. S, 6.20%, 5/11/2027 400,000 244,924
Reg. S, 6.75%, 4/18/2028 1,207,000 747,459
Reg. S, 7.85%, 3/14/2029 400,000 252,000
1,878,968
TURKEY 0.2%
Republic of Turkey ,
6.25%, 9/26/2022 200,000 208,010
7.25%, 12/23/2023 250,000 269,570
5.60%, 11/14/2024 224,000 230,053
6.38%, 10/14/2025 200,000 209,292
4.75%, 1/26/2026 200,000 196,664
6.00%, 3/25/2027 520,000 530,561
5.95%, 1/15/2031 358,000 350,491
Turkiye Ihracat Kredi Bankasi
A/S ,
5.38%, 10/24/2023(b) 200,000 205,404
8.25%, 1/24/2024(b) 200,000 217,000
2,417,045
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 120,000 131,338

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 49
Foreign Government Securities
Principal
Amount ($) Value ($)
UKRAINE
Ukraine Government Bond
(continued)
Reg. S, 7.75%, 9/1/2027 410,000 451,000
Reg. S, 9.75%, 11/1/2028 1,500,000 1,786,824
Reg. S, 6.88%, 5/21/2029 300,000 311,304
Reg. S, 7.38%, 9/25/2032 290,000 304,769
0.00%, 5/31/2040(a)(b) 228,000 270,180
Ukreximbank ,
9.63%, 4/27/2022(b) 40,000 41,205
3,296,620
UNITED ARAB EMIRATES 0.0%
†
United Arab Emirates
Government Bond ,
Reg. S, 2.70%, 9/2/2070 200,000 181,120
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 44,000 51,194
5.10%, 6/18/2050 216,000 282,621
333,815
UZBEKISTAN 0.1%
Republic of Uzbekistan ,
Reg. S, 4.75%, 2/20/2024 200,000 212,910
Reg. S, 5.38%,
2/20/2029(d) 600,000 670,500
883,410
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(h) 542,900 55,919
Total Foreign Government Securities
(cost $54,731,396)
55,635,158
Mortgage-Backed Securities 28.7%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 658 686
Pool# G13122
5.00%, 4/1/2023 294 306
Pool# G13225
5.00%, 6/1/2023 7,239 7,544
Pool# J08443
5.00%, 7/1/2023 2,471 2,575
Pool# A24611
4.50%, 6/1/2034 1,178 1,282
Pool# G08084
4.50%, 10/1/2035 16,191 17,882
Pool# G08331
4.50%, 2/1/2039 1,584 1,762
Pool# A84655
4.50%, 3/1/2039 89,687 100,092
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A86968
4.50%, 6/1/2039 6,684 7,434
Pool# G05472
4.50%, 6/1/2039 2,721 3,026
Pool# A89385
4.50%, 10/1/2039 3,628 4,006
Pool# G05849
4.50%, 5/1/2040 204,824 227,774
Pool# C03486
4.50%, 7/1/2040 2,222 2,454
Pool# C03531
4.00%, 10/1/2040 366,259 399,120
Pool# A96634
4.50%, 2/1/2041 69,698 76,953
Pool# G08443
4.50%, 4/1/2041 296,911 327,786
Pool# A97942
4.50%, 4/1/2041 89,128 99,110
Pool# Q00876
4.50%, 5/1/2041 401,667 443,579
Pool# G06956
4.50%, 8/1/2041 371,958 410,461
Pool# Z40047
4.00%, 10/1/2041 101,159 110,133
Pool# G08479
3.50%, 3/1/2042 150,506 162,253
Pool# C03795
3.50%, 4/1/2042 637,971 689,726
Pool# Q08997
3.50%, 6/1/2042 391,953 424,968
Pool# Q09004
3.50%, 6/1/2042 245,255 264,397
Pool# C04008
4.00%, 6/1/2042 307,967 336,657
Pool# C09004
3.50%, 7/1/2042 352,982 380,535
Pool# G08500
3.50%, 7/1/2042 211,056 227,530
Pool# G07083
4.00%, 7/1/2042 202,271 222,473
Pool# Z40054
4.00%, 7/1/2042 145,063 158,711
Pool# Q09896
3.50%, 8/1/2042 182,832 197,103
Pool# Q11348
3.50%, 9/1/2042 829,329 896,443
Pool# Q11095
3.50%, 9/1/2042 171,668 185,543
Pool# Q12143
3.50%, 10/1/2042 116,270 125,346
Pool# G07155
4.00%, 10/1/2042 231,209 251,929
Pool# Q16893
3.50%, 4/1/2043 268,627 291,232
Pool# Q18305
3.50%, 5/1/2043 140,043 151,398
Pool# Q19476
3.50%, 6/1/2043 189,894 204,707
Pool# Q19480
4.00%, 6/1/2043 924,417 1,016,944

50 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07459
3.50%, 8/1/2043 442,783 478,683
Pool# G08541
3.50%, 8/1/2043 362,983 391,299
Pool# Q20860
3.50%, 8/1/2043 140,002 151,353
Pool# V80509
4.00%, 10/1/2043 154,015 168,373
Pool# G08558
4.00%, 11/1/2043 66,406 72,369
Pool# G08559
4.50%, 11/1/2043 457,054 508,140
Pool# G08582
4.00%, 4/1/2044 98,041 106,829
Pool# G08583
4.50%, 4/1/2044 140,737 154,831
Pool# G08596
4.50%, 7/1/2044 513,321 567,108
Pool# G07943
4.50%, 8/1/2044 4,570 5,074
Pool# Q29697
3.50%, 11/1/2044 485,073 523,553
Pool# Q45219
3.50%, 1/1/2045 471,119 503,350
Pool# G07961
3.50%, 3/1/2045 384,584 412,865
Pool# G08633
4.00%, 3/1/2045 1,158,710 1,265,881
Pool# Q32070
4.00%, 3/1/2045 302,175 329,106
Pool# G08636
3.50%, 4/1/2045 957,447 1,024,988
Pool# Q35164
4.00%, 5/1/2045 418,847 458,524
Pool# Q33869
4.00%, 6/1/2045 271,561 297,331
Pool# G08659
3.50%, 8/1/2045 921,690 986,161
Pool# V81992
4.00%, 10/1/2045 915,470 994,516
Pool# Q36814
4.00%, 10/1/2045 560,180 606,996
Pool# G08672
4.00%, 10/1/2045 441,761 478,956
Pool# G08676
3.50%, 11/1/2045 774,975 829,676
Pool# G08681
3.50%, 12/1/2045 342,732 366,599
Pool# Q38473
4.00%, 1/1/2046 723,788 784,405
Pool# Q38470
4.00%, 1/1/2046 294,002 318,344
Pool# V82196
4.50%, 1/1/2046 205,492 225,680
Pool# Q39644
3.50%, 3/1/2046 1,273,662 1,358,238
Pool# G08693
3.50%, 3/1/2046 425,087 454,600
Pool# Q39438
4.00%, 3/1/2046 579,276 627,793
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08699
4.00%, 3/1/2046 519,209 561,750
Pool# G08700
4.50%, 3/1/2046 196,301 214,230
Pool# G08702
3.50%, 4/1/2046 628,835 671,936
Pool# Q40718
3.50%, 5/1/2046 542,716 579,495
Pool# Q40375
3.50%, 5/1/2046 247,115 264,261
Pool# G08706
3.50%, 5/1/2046 220,797 237,481
Pool# G08708
4.50%, 5/1/2046 50,487 55,094
Pool# Q40728
4.50%, 5/1/2046 11,115 12,004
Pool# Q45458
4.00%, 8/1/2046 1,184,126 1,281,248
Pool# G08735
4.50%, 10/1/2046 168,065 183,192
Pool# G08744
4.50%, 12/1/2046 574,402 626,266
Pool# Q46279
3.50%, 2/1/2047 813,264 862,839
Pool# Q46251
4.00%, 2/1/2047 514,105 555,526
Pool# G08753
4.50%, 2/1/2047 148,988 162,300
Pool# G08762
4.00%, 5/1/2047 1,160,145 1,245,965
Pool# V83204
4.50%, 5/1/2047 326,047 352,282
Pool# G08767
4.00%, 6/1/2047 1,233,551 1,324,161
Pool# G08772
4.50%, 7/1/2047 12,502 13,566
Pool# Q50035
3.50%, 8/1/2047 963,934 1,022,077
Pool# G08779
3.50%, 9/1/2047 646,791 682,348
Pool# Q51268
3.50%, 10/1/2047 1,129,693 1,195,456
Pool# G08785
4.00%, 10/1/2047 1,263,127 1,354,336
Pool# G61631
3.50%, 11/1/2047 2,002,601 2,131,820
Pool# Q52319
3.50%, 11/1/2047 775,849 821,521
Pool# G61467
4.00%, 11/1/2047 1,211,687 1,295,748
Pool# G61281
3.50%, 1/1/2048 1,126,474 1,203,282
Pool# V84282
4.50%, 6/1/2048 34,277 37,081
FHLMC UMBS Pool
Pool# ZS4759
3.50%, 3/1/2048 1,024,803 1,082,991
Pool# SD0298
3.00%, 11/1/2048 1,746,926 1,834,573

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZA6388
4.50%, 2/1/2049 1,928,533 2,075,948
Pool# QA1734
3.00%, 8/1/2049 2,622,379 2,742,642
Pool# QA1790
3.00%, 8/1/2049 545,043 568,874
Pool# QA2518
3.00%, 9/1/2049 1,247,338 1,304,960
Pool# SI2009
3.00%, 10/1/2049 2,213,885 2,320,569
Pool# QA5549
3.00%, 12/1/2049 1,988,339 2,079,445
Pool# QA7325
3.00%, 2/1/2050 1,852,381 1,942,003
Pool# QA6750
3.00%, 2/1/2050 228,010 239,123
Pool# QA8311
3.00%, 3/1/2050 1,607,669 1,687,279
Pool# QB0098
2.50%, 6/1/2050 1,294,398 1,340,049
Pool# RA2970
2.50%, 7/1/2050 1,429,668 1,484,277
Pool# SD8074
3.00%, 7/1/2050 2,005,309 2,090,331
Pool# QB1146
3.00%, 7/1/2050 1,819,657 1,901,346
Pool# SD8075
3.50%, 7/1/2050 2,147,722 2,261,699
Pool# SD8092
3.00%, 9/1/2050 1,942,461 2,025,788
Pool# QB4785
2.50%, 10/1/2050 2,290,749 2,372,149
Pool# QB6037
2.50%, 11/1/2050 1,274,557 1,319,742
Pool# SD8128
2.00%, 2/1/2051 2,683,514 2,711,358
Pool# SD8129
2.50%, 2/1/2051 3,535,465 3,660,154
Pool# RA4527
2.50%, 2/1/2051 734,657 760,567
Pool# QB9401
2.00%, 3/1/2051 3,050,798 3,082,950
Pool# SD8135
2.50%, 3/1/2051 2,210,735 2,288,702
Pool# QC0945
2.50%, 4/1/2051 3,782,574 3,917,397
Pool# SD8147
2.50%, 5/1/2051 3,173,668 3,285,596
Pool# SD8150
2.00%, 6/1/2051 2,093,560 2,115,263
Pool# SD8155
2.00%, 7/1/2051 500,000 505,183
FNMA UMBS Pool
Pool# MA4330
2.50%, 5/1/2036 2,713,383 2,835,577
Pool# 190404
4.50%, 5/1/2040 49,501 54,951
Pool# AB1389
4.50%, 8/1/2040 234,775 261,362
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AE0691
4.50%, 10/1/2040 30,010 33,120
Pool# AH3952
4.00%, 1/1/2041 1,412,936 1,545,937
Pool# AH1560
4.00%, 1/1/2041 184,048 201,437
Pool# AE0725
4.50%, 1/1/2041 48,348 53,369
Pool# AE0984
4.50%, 2/1/2041 9,409 10,379
Pool# AH9471
4.50%, 4/1/2041 343,155 373,930
Pool# AH4038
4.50%, 4/1/2041 299,874 334,525
Pool# AI0213
4.50%, 4/1/2041 68,815 75,931
Pool# AI1193
4.50%, 4/1/2041 39,397 43,790
Pool# AI2468
4.50%, 5/1/2041 386,204 429,359
Pool# AI4211
4.50%, 6/1/2041 257,415 287,138
Pool# AI3506
4.50%, 6/1/2041 13,895 15,444
Pool# AI8194
4.50%, 8/1/2041 251,385 279,460
Pool# AJ1414
4.50%, 9/1/2041 109,576 120,962
Pool# FM0040
3.00%, 10/1/2041 1,026,666 1,085,314
Pool# AL1319
4.50%, 10/1/2041 48,492 53,503
Pool# AJ5269
4.00%, 11/1/2041 1,016,936 1,107,477
Pool# AJ9278
3.50%, 12/1/2041 363,919 392,167
Pool# AB4102
3.50%, 12/1/2041 120,203 129,534
Pool# AX5302
4.00%, 1/1/2042 328,281 359,236
Pool# AL4300
4.50%, 1/1/2042 164,138 182,176
Pool# AK2818
4.50%, 1/1/2042 122,040 134,966
Pool# AK2415
4.00%, 2/1/2042 377,187 412,789
Pool# AK4520
4.00%, 3/1/2042 189,349 208,184
Pool# AK6743
4.00%, 3/1/2042 64,669 70,659
Pool# AK6568
3.50%, 4/1/2042 488,814 524,508
Pool# AK6846
3.50%, 4/1/2042 401,701 435,358
Pool# AK9393
3.50%, 4/1/2042 325,527 350,797
Pool# AL4029
4.50%, 4/1/2042 156,105 173,607
Pool# AP7363
4.00%, 10/1/2042 1,392,079 1,530,413

52 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL3714
3.50%, 1/1/2043 585,486 632,707
Pool# AQ9328
3.50%, 1/1/2043 125,706 136,229
Pool# AB9046
3.50%, 4/1/2043 749,145 813,291
Pool# AT2021
3.50%, 4/1/2043 528,776 573,031
Pool# AT1001
3.50%, 4/1/2043 425,642 464,093
Pool# AB9374
3.50%, 5/1/2043 395,037 428,112
Pool# AT7207
3.50%, 6/1/2043 916,947 991,497
Pool# AB9864
3.50%, 7/1/2043 275,821 299,439
Pool# AS0212
3.50%, 8/1/2043 1,171,621 1,268,524
Pool# AS0210
3.50%, 8/1/2043 761,682 826,907
Pool# AU3742
3.50%, 8/1/2043 444,180 481,370
Pool# AU6857
4.00%, 9/1/2043 446,926 491,848
Pool# MA1600
3.50%, 10/1/2043 618,921 666,438
Pool# AS0657
4.00%, 10/1/2043 356,121 389,051
Pool# AU4386
4.00%, 10/1/2043 129,472 141,014
Pool# AU6939
4.50%, 10/1/2043 120,445 134,569
Pool# AU9522
4.50%, 10/1/2043 58,774 65,785
Pool# AU5057
4.00%, 11/1/2043 343,406 377,443
Pool# AV0664
4.50%, 12/1/2043 581,902 649,902
Pool# AS1559
4.00%, 1/1/2044 743,218 814,793
Pool# AS1764
4.00%, 2/1/2044 181,074 199,016
Pool# AW1847
4.50%, 4/1/2044 52,029 56,623
Pool# AS2322
4.50%, 4/1/2044 12,904 14,201
Pool# AS2276
4.50%, 4/1/2044 7,817 8,612
Pool# MA1926
4.50%, 6/1/2044 334,949 372,596
Pool# AW2478
4.50%, 6/1/2044 181,012 196,688
Pool# AW9189
4.50%, 7/1/2044 115,297 124,019
Pool# AL6223
4.50%, 8/1/2044 1,317,627 1,465,223
Pool# AX2491
4.00%, 10/1/2044 277,225 301,854
Pool# AS3656
4.50%, 10/1/2044 18,139 19,800
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6432
4.00%, 1/1/2045 773,414 846,015
Pool# MA2145
4.00%, 1/1/2045 482,808 530,787
Pool# AL6520
4.00%, 2/1/2045 1,907,167 2,094,689
Pool# AZ1897
3.50%, 5/1/2045 346,135 370,731
Pool# AS5175
3.50%, 6/1/2045 761,210 821,290
Pool# AL9578
4.00%, 6/1/2045 521,181 569,345
Pool# AZ0862
3.50%, 7/1/2045 425,476 455,326
Pool# AZ7108
3.50%, 7/1/2045 156,111 166,948
Pool# AZ0869
4.00%, 7/1/2045 364,246 395,722
Pool# MA2415
4.00%, 10/1/2045 548,482 595,371
Pool# CA2929
3.50%, 12/1/2045 1,222,137 1,307,687
Pool# AS6400
4.00%, 12/1/2045 264,315 285,520
Pool# AS6464
3.50%, 1/1/2046 655,352 707,057
Pool# BC4114
3.50%, 2/1/2046 1,397,554 1,500,585
Pool# BC1105
3.50%, 2/1/2046 636,726 680,894
Pool# BC0300
3.50%, 3/1/2046 120,553 128,541
Pool# AS6795
4.00%, 3/1/2046 445,177 479,152
Pool# FM1370
3.00%, 4/1/2046 1,810,704 1,909,973
Pool# BC0793
3.50%, 4/1/2046 1,583,616 1,694,036
Pool# AS7248
4.00%, 5/1/2046 358,099 386,743
Pool# AS7401
4.00%, 6/1/2046 808,183 872,086
Pool# AS7580
3.00%, 7/1/2046 1,322,038 1,392,072
Pool# AS7558
4.00%, 7/1/2046 388,008 418,048
Pool# AS7801
3.50%, 8/1/2046 333,749 354,580
Pool# MA2737
3.00%, 9/1/2046 1,242,128 1,307,721
Pool# MA2771
3.00%, 10/1/2046 1,214,123 1,279,194
Pool# AS8056
3.00%, 10/1/2046 769,798 810,109
Pool# BM3932
3.50%, 10/1/2046 961,731 1,025,633
Pool# AS8143
4.00%, 10/1/2046 732,571 790,738
Pool# AS8144
4.00%, 10/1/2046 361,802 390,017

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8157
4.50%, 10/1/2046 90,203 98,782
Pool# AS8269
3.00%, 11/1/2046 3,045,727 3,197,222
Pool# BM3803
3.50%, 11/1/2046 666,360 709,538
Pool# BE5067
3.50%, 11/1/2046 510,219 546,077
Pool# MA2836
4.50%, 12/1/2046 326,947 356,320
Pool# AS8661
4.00%, 1/1/2047 792,749 853,033
Pool# AS8659
4.00%, 1/1/2047 708,651 761,213
Pool# AS8699
4.00%, 1/1/2047 248,558 266,815
Pool# MA2872
4.50%, 1/1/2047 331,812 363,344
Pool# BE5475
3.50%, 2/1/2047 924,258 979,199
Pool# BM3688
3.50%, 2/1/2047 636,150 679,098
Pool# AS8807
3.50%, 2/1/2047 71,195 76,358
Pool# FM1000
3.00%, 4/1/2047 3,475,544 3,645,739
Pool# CA5843
3.00%, 4/1/2047 1,439,023 1,500,075
Pool# MA2959
3.50%, 4/1/2047 1,687,107 1,796,734
Pool# BM5784
3.50%, 5/1/2047 1,389,192 1,476,744
Pool# BM5347
3.50%, 5/1/2047 455,539 483,953
Pool# BM5348
3.50%, 5/1/2047 321,292 339,988
Pool# BE3619
4.00%, 5/1/2047 1,310,897 1,407,938
Pool# AS9831
4.00%, 6/1/2047 1,691,791 1,815,216
Pool# BE3702
4.00%, 6/1/2047 638,225 683,280
Pool# BM5179
3.00%, 7/1/2047 824,889 869,471
Pool# BE3767
3.50%, 7/1/2047 337,014 356,748
Pool# BM1538
4.00%, 7/1/2047 1,820,094 1,959,870
Pool# CA0237
4.00%, 8/1/2047 1,225,178 1,313,187
Pool# BH4019
4.00%, 9/1/2047 1,384,003 1,485,181
Pool# MA3121
4.00%, 9/1/2047 637,713 683,199
Pool# BM5632
3.00%, 12/1/2047 1,634,329 1,714,606
Pool# FM1467
3.00%, 12/1/2047 803,052 849,288
Pool# BM3392
4.00%, 1/1/2048 1,060,458 1,136,732
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4140
3.00%, 2/1/2048 778,444 814,860
Pool# FM2897
3.00%, 2/1/2048 743,402 781,048
Pool# BM3590
3.50%, 3/1/2048 671,791 718,251
Pool# BJ0650
3.50%, 3/1/2048 571,935 604,732
Pool# BM3900
4.00%, 4/1/2048 841,510 901,648
Pool# BK4740
4.00%, 8/1/2048 304,782 325,079
Pool# CA2194
4.00%, 8/1/2048 276,052 294,183
Pool# FM1572
3.00%, 9/1/2048 2,497,164 2,628,496
Pool# FM2385
3.00%, 9/1/2048 1,920,466 2,010,534
Pool# BM5527
4.00%, 10/1/2048 1,857,789 2,001,387
Pool# FM2915
3.00%, 11/1/2048 872,436 921,885
Pool# BM5024
3.00%, 11/1/2048 772,925 807,674
Pool# CA2922
3.00%, 12/1/2048 418,014 436,852
Pool# FM1526
3.00%, 9/1/2049 161,739 168,988
Pool# BO1464
3.50%, 10/1/2049 1,242,398 1,307,770
Pool# BO8947
3.00%, 1/1/2050 1,320,632 1,383,709
Pool# BO6164
3.00%, 1/1/2050 1,124,172 1,173,854
Pool# BP2099
3.00%, 2/1/2050 2,521,171 2,632,575
Pool# BP1424
3.00%, 3/1/2050 1,906,275 1,997,932
Pool# FM4334
3.00%, 4/1/2050 2,447,840 2,572,186
Pool# CA5519
3.00%, 4/1/2050 1,473,641 1,538,662
Pool# CA5668
3.00%, 5/1/2050 2,547,883 2,661,869
Pool# CA5670
3.00%, 5/1/2050 2,248,445 2,348,076
Pool# CA6086
3.00%, 6/1/2050 1,748,474 1,821,320
Pool# CA6291
3.00%, 7/1/2050 959,536 1,004,714
Pool# MA4080
3.50%, 7/1/2050 2,214,516 2,332,065
Pool# BP9581
2.50%, 8/1/2050 1,964,370 2,046,545
Pool# BQ0188
3.00%, 8/1/2050 1,418,794 1,481,955
Pool# BK3044
2.50%, 9/1/2050 3,262,001 3,378,022
Pool# BP6716
2.50%, 9/1/2050 2,826,022 2,925,690

54 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BQ5749
2.50%, 10/1/2050 2,245,347 2,325,219
Pool# MA4160
3.00%, 10/1/2050 1,932,246 2,014,757
Pool# FM4640
2.50%, 11/1/2050 3,428,272 3,549,180
Pool# FM5316
2.00%, 12/1/2050 1,877,460 1,898,431
Pool# MA4237
2.00%, 1/1/2051 1,941,229 1,961,334
Pool# MA4239
3.00%, 1/1/2051 1,279,201 1,337,147
Pool# CA8817
2.00%, 2/1/2051 4,085,218 4,127,566
Pool# BQ4495
2.00%, 2/1/2051 2,953,981 2,984,602
Pool# BR4515
2.00%, 2/1/2051 2,725,878 2,755,085
Pool# BR4029
2.00%, 2/1/2051 2,473,576 2,500,750
Pool# BQ4516
2.00%, 2/1/2051 2,444,455 2,469,793
Pool# BR4051
2.00%, 2/1/2051 1,983,767 2,005,560
Pool# BR2667
2.00%, 2/1/2051 1,971,120 1,991,893
Pool# MA4256
2.50%, 2/1/2051 1,729,168 1,790,152
Pool# FM6289
3.00%, 2/1/2051 2,960,072 3,100,050
Pool# MA4282
2.50%, 3/1/2051 2,945,726 3,049,615
Pool# MA4283
3.00%, 3/1/2051 1,976,193 2,064,400
Pool# BR7795
2.50%, 4/1/2051 3,786,290 3,921,246
Pool# MA4306
2.50%, 4/1/2051 3,705,566 3,836,254
Pool# MA4325
2.00%, 5/1/2051 3,178,229 3,211,207
Pool# FM7151
2.00%, 5/1/2051 1,144,683 1,156,549
Pool# FM7189
2.50%, 5/1/2051 3,351,349 3,471,320
Pool# MA4326
2.50%, 5/1/2051 3,182,225 3,294,455
Pool# BT2488
2.50%, 5/1/2051 1,569,975 1,625,345
Pool# MA4356
2.50%, 6/1/2051 6,932,151 7,176,632
Pool# MA4357
3.00%, 6/1/2051 4,879,661 5,110,957
Pool# MA4378
2.00%, 7/1/2051 1,600,000 1,616,587
Pool# MA4379
2.50%, 7/1/2051 2,860,000 2,960,866
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 7/25/2036 16,915,000
17,446,567
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 7/25/2051 16,485,000 16,644,699
2.50%, 7/25/2051 33,095,000 34,230,060
3.00%, 7/25/2051 25,875,000 26,971,150
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 675,573 723,182
Pool# MA0783
3.50%, 2/20/2043 841,208 902,315
Pool# MA2892
3.50%, 6/20/2045 47,737 50,866
Pool# MA3663
3.50%, 5/20/2046 582,172 620,491
Pool# MA3803
3.50%, 7/20/2046 279,328 297,275
Pool# MA4262
3.50%, 2/20/2047 23,174 24,635
Pool# MA4510
3.50%, 6/20/2047 923,324 977,996
Pool# MA4586
3.50%, 7/20/2047 630,810 668,521
Pool# MA4837
3.50%, 11/20/2047 1,115,197 1,183,590
Pool# MA4962
3.50%, 1/20/2048 670,507 710,225
Pool# MA6542
3.50%, 3/20/2050 871,078 913,485
Pool# MA7192
2.00%, 2/20/2051 1,647,280 1,679,091
Pool# MA7193
2.50%, 2/20/2051 1,982,125 2,052,217
Pool# MA7254
2.00%, 3/20/2051 1,679,666 1,711,497
Pool# MA7255
2.50%, 3/20/2051 4,509,068 4,670,724
Pool# MA7311
2.00%, 4/20/2051 4,692,788 4,783,735
Pool# MA7312
2.50%, 4/20/2051 4,565,908 4,731,161
Pool# MA7367
2.50%, 5/20/2051 1,544,899 1,597,779
Pool# MA7418
2.50%, 6/20/2051 3,000,000 3,111,905
GNMA TBA
2.00%, 7/15/2051 6,715,000 6,838,808
2.50%, 7/15/2051 28,765,000 29,767,281
Total Mortgage-Backed Securities
(cost $466,761,027)
470,954,064
Supranational 0.9%
African Export-Import Bank
(The)(b)
2.63%, 5/17/2026(b) 200,000 202,442
3.99%, 9/21/2029(b) 200,000 210,565
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 222,494

NVIT Core Plus Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 55
Supranational
Principal
Amount ($) Value ($)
4.70%, 10/22/2031(b) 200,000 216,160
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 209,760
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,310,552
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,822,360
0.75%, 11/24/2027 5,280,000 5,141,351
0.75%, 8/26/2030 3,450,000 3,235,294
Total Supranational
(cost $14,945,501)
14,570,978
U.S. Government Agency Securities 0.6%
FHLB, 5.50%, 7/15/2036 2,310,000 3,397,843
FNMA
0.50%, 11/7/2025 2,245,000 2,218,346
5.63%, 7/15/2037 3,060,000 4,652,747
Total U.S. Government Agency Securities
(cost $9,293,570)
10,268,936
U.S. Treasury Obligations 10.6%
U.S. Treasury Bonds
1.13%, 5/15/2040 17,020,000 14,693,047
1.88%, 2/15/2041 2,690,000 2,633,258
3.13%, 8/15/2044 3,215,000 3,858,377
3.00%, 11/15/2044 9,426,800 11,097,847
2.00%, 2/15/2050 2,275,000 2,235,010
1.38%, 8/15/2050 (d) 615,000 518,450
1.63%, 11/15/2050 5,930,000 5,325,881
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 ( i ) 2,360,000 4,344,951
1.38%, 2/15/2044 ( i ) 2,945,000 4,654,297
0.25%, 2/15/2050 ( i ) 2,870,000 3,371,960
U.S. Treasury Inflation Linked
Notes, 0.50%, 1/15/2028 ( i ) 30,860,000 37,455,432
U.S. Treasury Notes
0.75%, 3/31/2026 (d) 4,055,000 4,036,784
0.75%, 4/30/2026 (d) 27,015,000 26,877,815
1.63%, 5/15/2031 (d) 53,005,000 53,816,640
Total U.S. Treasury Obligations
(cost $172,574,529)
174,919,749
Repurchase Agreements 2.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,166,158,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $2,209,477. (j)(k) 2,166,154 2,166,154
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $12,000,017,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$12,240,017. (j)(k) 12,000,000 12,000,000
Pershing LLC
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $30,000,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $30,600,000. (j)(k) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $44,166,154)
44,166,154
Total Investments
(cost $1,764,532,778) — 110.5%
1,815,791,633
Liabilities in excess of other
assets — (10.5)% (173,252,105)
NET ASSETS — 100.0%
$ 1,642,539,528

56 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Core Plus Bond Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$322,039,000 which represents 19.61% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(d) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $120,491,979, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $44,166,154 and by $79,012,323 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/6/2021 – 2/15/2051, a total value of $123,178,477.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect as of June 30, 2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Security in default.
( i ) Principal amounts are not adjusted for inflation.
(j) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of June 30, 2021 was $44,166,154.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CBO Collateralized Bond Obligations
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 953 9/2021 USD 209,965,258 (167,254)
U.S. Treasury 5 Year Note 383 9/2021 USD 47,273,570 (144,213)
U.S. Treasury Ultra Bond 157 9/2021 USD 30,251,938 1,068,563
757,096
Short Contracts
U.S. Treasury 10 Year Note (216) 9/2021 USD (28,620,000) 17,960
U.S. Treasury 10 Year Ultra Note (1,061) 9/2021 USD (156,182,516) (2,457,225)
U.S. Treasury Long Bond (32) 9/2021 USD (5,144,000) (116,318)
(2,555,583)
(1,798,487)
As of June 30, 2021, the Fund had $1,715,000 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 57
Asset-Backed Securities 15.7%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 248,580
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 314,510 316,595
565,175
Home Equity 7.8%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 2.64%,
11/25/2033(b) 1,612,762 1,600,800
Asset-Backed Securities
Corp. Home Equity Loan
Trust AMQ, Series 2007-
HE2, Class A4, 0.32%,
5/25/2037(b) 1,651,868 1,334,314
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.39%, 5/25/2036(b) 2,769,345 2,247,273
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 0.27%,
4/25/2037(b) 526,119 409,298
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.57%, 8/25/2036(b) 1,840,174 1,047,052
Series 2007-CH3, Class
M2, 0.41%, 3/25/2037(b) 1,500,000 1,411,396
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.30%, 5/25/2037(b) 1,900,004 1,846,106
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
0.59%, 6/25/2037(b) 2,324,765 913,763
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.37%,
5/25/2036(b) 1,500,000 1,272,821
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 0.66%, 1/25/2036(b) 2,049,000 1,766,174
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.26%, 8/25/2036(b) 4,397,331 1,905,113
15,754,110
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 7.4%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 125,224 126,842
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.48%,
1/15/2033(a)(b) 1,000,000 1,002,513
Birch Grove CLO Ltd., Series
19A, Class A, 1.61%,
6/15/2031(a)(b) 500,000 500,000
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 750,000 755,641
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
1.23%, 7/27/2031(a)(b) 495,916 495,965
CFIP CLO Ltd., Series
2017-1A, Class B, 1.84%,
1/18/2030(a)(b) 500,000 499,595
CLNC Ltd., Series 2019-
FL1, Class A, 1.37%,
8/20/2035(a)(b) 169,000 169,086
Columbia Cent CLO 29 Ltd.,
Series 2020-29A, Class B1,
2.65%, 7/20/2031(a)(b) 500,000 500,923
Dryden 75 CLO Ltd., Series
2019-75A, Class AR2,
1.24%, 4/15/2034(a)(b) 500,000 500,363
FS RIALTO, Series 2021-
FL2, Class A, 1.29%,
4/16/2028(a)(b) 375,000 375,117
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
1.48%, 4/15/2034(a)(b) 500,000 500,178
LCM XV LP, Series 15A, Class
DR, 3.89%, 7/20/2030(a)(b) 250,000 246,919
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.57%, 5/15/2036(a)(b) 188,000 187,765
Marble Point CLO
Management LLC, Series
2021-2A, Class A, 0.00%,
7/25/2034(a)(b) 500,000 500,000
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
1.47%, 1/20/2032(a)(b) 500,000 500,148
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 500,000 518,518
MP CLO IV Ltd., Series 2013-
2A, Class ARR, 1.46%,
7/25/2029(a)(b) 500,000 500,046
Pagaya AI Debt Selection
Trust, Series 2021-1, Class
B, 2.13%, 11/15/2027(a) 350,000 350,733
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
3.09%, 3/25/2026(a)(b) 850,000 850,000

58 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.38%, 10/20/2030(a)(b) 500,000 500,113
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 316,784 314,749
SUNNOVA HELIOS II ISSUER
LLC, Series 2021-A, Class
A, 1.80%, 2/20/2048(a) 479,174 475,850
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 481,223 512,226
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 1.27%, 1/17/2032(a)
(b) 500,000 499,900
Taco Bell Funding LLC, Series
2018-1A, Class A2I, 4.32%,
11/25/2048(a) 487,500 488,355
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 853,305 845,798
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.57%,
10/15/2034(a)(b) 196,000 195,939
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 476,187 476,618
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 350,000 349,866
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
1.55%, 7/15/2032(a)(b) 496,957 496,983
Venture XX CLO Ltd., Series
2015-20A, Class AR,
1.00%, 4/15/2027(a)(b) 153,662 153,666
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 438,896 441,717
14,832,132
Student Loan 0.2%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 520,922
Total Asset-Backed Securities
(cost $31,825,405)
31,672,339
Collateralized Mortgage Obligations 21.8%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.89%, 12/25/2035(b) 1,359,358 1,112,744
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,061,914 1,383,885
Series 2006-OA7, Class
1A2, 1.06%, 6/25/2046(b) 2,050,373 1,879,807
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.57%, 2/25/2036(b) 1,624,245 1,635,932
BRAVO Residential Funding
Trust, Series 2021-A, Class
A1, 1.99%, 10/25/2059(a)(c) 951,792 951,978
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,785,372 1,220,095
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,292,284 909,853
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,083,520
Series 4729, Class AG,
3.00%, 1/15/2044 2,070,958 2,083,611
Series 4748, Class KW,
3.50%, 9/15/2044 2,839,736 2,864,662
Series 4750, Class PA,
3.00%, 7/15/2046 1,105,223 1,137,808
Series 4752, Class PL,
3.00%, 9/15/2046 1,131,638 1,166,360
Series 5004, Class LS, IO,
6.06%, 7/25/2050(b) 3,992,190 932,062
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 1,004,686
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,245,139 2,364,361
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,281,873 2,362,499
Series 2018-33, Class A,
3.00%, 5/25/2048 1,205,384 1,254,331
Series 2019-64, Class D,
2.50%, 11/25/2049 790,445 808,180
Series 2020-77, Class S,
IO, 4.13%, 11/25/2050(b) 7,105,121 1,074,096
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 705,264
GNMA
Series , Class , 0.00%,
8/16/2063(b) 5,588,095 479,486
Series , Class , 0.93%,
8/16/2063(b) 5,760,000 496,380
GNMA REMICS
Series 2019-84, Class SA,
IO, 3.31%, 7/20/2049(b) 8,734,314 703,810
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 4,680,989 688,668
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.27%,
7/25/2047(b) 871,016 690,501
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 520,358 535,579

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 59
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 661,016 660,329
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 551,288
NRPL Trust, Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,307,224 1,310,789
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,317,016 1,283,626
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,992,469 2,126,244
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1,
4.34%, 8/25/2021(a)(c) 582,458 583,678
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,092,780
VOLT XCIV LLC, Series 2021-
NPL3, Class A1, 2.24%,
2/27/2051(a)(c) 491,586 492,069
VOLT XCIX LLC, Series 2021-
NPL8, Class A1, 2.12%,
4/25/2051(a)(c) 853,671 855,698
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 487,740 487,999
Total Collateralized Mortgage Obligations
(cost $44,264,403)
43,974,658
Commercial Mortgage-Backed Securities 6.8%
ACRE Commercial Mortgage
Ltd. , Series 2021-
FL4, Class A, 0.91%,
12/18/2037(a)(b) 200,000 199,194
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 183,785
Series 2017-BNK6, Class
XA, IO, 0.95%, 7/15/2060(b) 4,484,998 164,888
Series 2018-BN10, Class
XA, IO, 0.87%, 2/15/2061(b) 2,848,631 116,214
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.17%, 2/15/2053(b) 1,990,441 147,271
Series 2021-C9, Class XA,
IO, 1.77%, 2/15/2054(b) 1,499,495 187,729
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Trust , Series 2018-
BXH, Class A, 1.07%,
10/15/2037(a)(b) 51,744 51,838
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 30,052
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 176,177
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.89%, 9/15/2053(b) 1,319,900 146,017
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(b) 2,012,000 199,960
BX Trust
Series 2018-EXCL, Class A,
1.16%, 9/15/2037(a)(b) 51,359 50,783
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 220,673
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 106,992
BXMT Ltd. , Series 2021-
FL4, Class A, 1.12%,
5/15/2038(a)(b) 125,000 124,997
CD Mortgage Trust , Series
2017-CD6, Class XA, IO,
1.06%, 11/13/2050(b) 5,633,634 214,190
CFCRE Commercial Mortgage
Trust , Series 2016-C4,
Class XA, IO, 1.80%,
5/10/2058(b) 2,123,197 135,962
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 104,297
Series 2014-GC19, Class
XA, IO, 1.30%, 3/10/2047(b) 3,550,238 88,783
Series 2014-GC21, Class
XA, IO, 1.32%, 5/10/2047(b) 3,098,329 89,283
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 103,993
COMM Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 255,343
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 156,869
Series 2014-CR20,
Class XA, IO, 1.15%,
11/10/2047(b) 5,794,019 162,152
Series 2015-CR23, Class C,
4.43%, 5/10/2048(b) 407,000 437,388
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.06%, 1/15/2049(b) 634,602 46,965
Series 2017-CX10,
Class XA, IO, 0.85%,
11/15/2050(b) 7,030,553 248,408

60 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSAIL Commercial Mortgage
Trust
Series 2017-CX10, Class C,
4.25%, 11/15/2050(b) 405,000 407,301
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 276,467
CSMC , Series 2020-
NET, Class A, 2.26%,
8/15/2037(a) 162,000 167,243
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 245,689
Series 2017-CALI, Class E,
3.90%, 11/10/2032(a)(b) 133,000 136,344
FNMA ACES REMICS, Series
2020-M7, Class X2, IO,
1.33%, 3/25/2031(b) 5,203,422 472,343
GNMA REMICS
Series 2021-35, Class , IO,
1.01%, 12/16/2062(b) 5,152,875 476,321
Series 2021-52, Class , IO,
0.85%, 4/16/2063(b) 5,833,839 461,595
GPMT Ltd. , Series 2021-
FL3, Class A, 1.33%,
7/16/2035(a)(b) 200,000 200,189
Grace Trust , Series 2020-
GRCE, Class D, 2.77%,
12/10/2040(a)(b) 164,000 162,384
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.80%, 12/15/2036(a)(b) 100,000 98,117
Series 2019-WOLF, Class F,
3.20%, 12/15/2036(a)(b) 100,000 98,112
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class A,
0.97%, 7/15/2031(a)(b) 100,000 99,747
Series 2018-TWR, Class D,
1.67%, 7/15/2031(a)(b) 100,000 98,612
Series 2018-LUAU, Class A,
1.07%, 11/15/2032(a)(b) 184,000 184,258
Series 2019-SOHO, Class
E, 1.95%, 6/15/2036(a)(b) 125,000 122,801
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.62%, 11/10/2049(b) 5,672,776 152,632
Series 2017-GS8, Class XA,
IO, 1.11%, 11/10/2050(b) 5,282,942 243,127
Series 2018-GS9, Class C,
4.51%, 3/10/2051(b) 175,000 191,886
HPLY Trust , Series 2019-
HIT, Class F, 3.22%,
11/15/2036(a)(b) 93,557 91,744
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2018-LAQ, Class A,
1.07%, 6/15/2032(a)(b) 67,724 67,765
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 115,211
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2014-C20, Class B,
4.40%, 7/15/2047(b) 200,000 214,674
Series 2016-JP3, Class B,
3.40%, 8/15/2049(b) 190,000 199,524
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 201,881
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.78%, 5/13/2053(b) 1,360,088 146,566
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 169,721
MF1 Ltd. , Series 2020-
FL3, Class A, 2.17%,
7/15/2035(a)(b) 131,839 133,075
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.43%, 5/15/2050(b) 2,621,148 148,628
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.27%, 11/15/2034(a)(b) 111,000 110,199
Series 2017-ASHF, Class E,
3.22%, 11/15/2034(a)(b) 167,000 163,416
Series 2019-H7, Class C,
4.13%, 7/15/2052 200,000 212,401
Series 2019-L3, Class XA,
IO, 0.76%, 11/15/2052(b) 3,037,718 144,855
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 119,188
One New York Plaza Trust ,
Series 2020-1NYP, Class C,
2.27%, 1/15/2026(a)(b) 150,000 151,505
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
2.10%, 10/10/2048(b) 3,181,213 197,811
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 208,628
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 173,601
Series 2017-C5, Class C,
4.46%, 11/15/2050(b) 349,000 368,893
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 419,268
Series 2015-C28, Class XA,
IO, 0.74%, 5/15/2048(b) 8,769,418 173,157
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 211,005
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 270,566

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 61
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 174,443
Series 2020-C58, Class C,
3.16%, 7/15/2053 200,000 204,742
Series 2020-C57, Class XA,
IO, 2.23%, 8/15/2053(b) 1,085,833 162,426
Series 2021-C59, Class XA,
IO, 1.69%, 4/15/2054(b) 1,684,071 197,278
Total Commercial Mortgage-Backed
Securities
(cost $13,410,750) 13,597,542
Corporate Bonds 14.1%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 120,000 122,868
Bombardier, Inc. ,
6.00%, 10/15/2022(a) 45,000 45,056
Textron, Inc. ,
2.45%, 3/15/2031 190,000 190,160
TransDigm , Inc. ,
8.00%, 12/15/2025(a) 10,000 10,805
6.25%, 3/15/2026(a) 70,000 73,850
5.50%, 11/15/2027 45,000 46,913
4.88%, 5/1/2029(a) 35,000 35,332
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 30,861
555,845
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 56,128
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 205,000 221,656
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 40,000 41,400
263,056
Auto Components 0.1%
Clarios Global LP ,
6.25%, 5/15/2026(a) 49,000 52,200
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031(a) 70,000 73,150
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 41,300
166,650
Automobiles 0.1%
Ford Motor Co. ,
9.00%, 4/22/2025 40,000 49,315
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 121,831
171,146
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1.4%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 209,650
Banco de Credito del Peru ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(e) 100,000 99,465
Banco General SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.67%),
5.25%, 5/07/2031(a)(d)(e) 200,000 209,322
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 1 Year + 3.71%),
4.00%, 7/8/2030(e) 150,000 148,875
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(d)(e) 200,000 226,000
Bank of America Corp. ,
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 190,000 184,727
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 5,000 5,110
3.40%, 2/11/2024 120,000 128,657
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 215,000 237,119
JPMorgan Chase & Co. ,
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 200,000 205,268
Korea Development Bank
(The) ,
1.00%, 9/9/2026 200,000 198,164
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.87%, 3/2/2023(e) 125,000 126,099
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 217,590
Royal Bank of Canada ,
2.55%, 7/16/2024 250,000 263,637
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 114,525
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 110,000 121,186

62 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Woori Bank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.66%),
4.25%, 10/04/2024(d)(e) 200,000 207,500
2,902,894
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 90,000 123,736
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 85,792
2.88%, 5/1/2030 25,000 26,216
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 100,000 100,000
Triton Water Holdings, Inc. ,
6.25%, 4/1/2029(a) 40,000 40,100
375,844
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 10,000 10,846
3.80%, 3/15/2025 95,000 103,915
Amgen, Inc. ,
2.45%, 2/21/2030 125,000 128,852
243,613
Building Products 0.1%
Builders FirstSource , Inc. ,
6.75%, 6/1/2027(a) 59,000 63,204
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 68,930
Griffon Corp. ,
5.75%, 3/1/2028 40,000 42,500
174,634
Capital Markets 0.6%
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.33%,
5/15/2026(e) 234,000 240,182
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(e) 110,000 116,428
(SOFR + 0.91%), 1.63%,
9/23/2027(a)(e) 120,000 119,089
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(e) 225,000 237,961
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 195,000 215,037
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 235,385
1,164,082
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.1%
CVR Partners LP ,
6.13%, 6/15/2028(a) 30,000 30,750
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 55,538
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 200,000 199,563
SCIH Salt Holdings, Inc. ,
6.63%, 5/1/2029(a) 15,000 15,038
300,889
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 37,108
9.75%, 7/15/2027(a) 70,000 77,088
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 69,475
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 80,000 79,028
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 55,550
5.88%, 6/30/2029(a) 45,000 45,787
NongHyup Bank ,
1.25%, 7/20/2025(a) 200,000 200,030
564,066
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(a) 40,000 42,812
Construction & Engineering 0.0%
†
Pike Corp. ,
5.50%, 9/1/2028(a) 45,000 46,800
Consumer Finance 0.5%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 75,000 74,689
3.25%, 2/15/2027(a) 35,000 36,086
Discover Financial Services ,
4.10%, 2/9/2027 110,000 123,086
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 1.18%, 1/5/2023(e) 180,000 181,646
3.95%, 4/13/2024 15,000 16,137
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(f) 59,059 58,070
Mexarrend SAPI de CV ,
10.25%, 7/24/2024(a) 200,000 189,432
Navient Corp. ,
5.00%, 3/15/2027 30,000 31,042
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 57,318
Unifin Financiera SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 6.31%),
8.88%, 1/29/2025(d)(e) 200,000 148,502
916,008

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.2%
Berry Global, Inc. ,
0.95%, 2/15/2024(a) 115,000 115,100
5.63%, 7/15/2027(a) 70,000 74,031
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 45,000 45,675
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 67,438
WRKCo , Inc. ,
3.75%, 3/15/2025 110,000 120,002
422,246
Distributors 0.0%
†
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 57,802
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 45,000 44,318
Diversified Financial Services 0.2%
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 70,000 70,343
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 219,074
Verscend Escrow Corp. ,
9.75%, 8/15/2026(a) 100,000 105,375
394,792
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.75%, 6/1/2031 30,000 31,185
2.25%, 2/1/2032 135,000 132,497
3.30%, 2/1/2052 75,000 72,968
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 52,875
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 16,069
5.00%, 5/1/2028(a) 30,000 31,015
6.75%, 5/1/2029(a) 15,000 15,949
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 62,275
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 45,000 46,744
4.00%, 2/15/2027(a) 40,000 40,800
SingTel Group Treasury Pte.
Ltd. ,
Reg. S, 1.88%, 6/10/2030 200,000 197,772
Verizon Communications, Inc. ,
1.75%, 1/20/2031 215,000 206,043
Zayo Group Holdings, Inc. ,
4.00%, 3/1/2027(a) 45,000 44,690
6.13%, 3/1/2028(a) 15,000 15,319
966,201
Electric Utilities 1.0%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 95,000 98,204
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp. ,
2.65%, 9/1/2026 165,000 174,117
Empresa Electrica Guacolda
SA ,
Reg. S, 4.56%, 4/30/2025 200,000 142,690
Empresa Generadora de
Electricidad Itabo SA ,
Reg. S, 7.95%, 5/11/2026 54,000 55,720
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 200,000 202,600
Korea East-West Power Co.
Ltd. ,
1.75%, 5/6/2025(a) 200,000 204,148
Korea Electric Power Corp. ,
Reg. S, 1.13%, 6/15/2025 200,000 199,528
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 216,500
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 55,000 71,987
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 120,000 127,448
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 78,616
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 70,000 70,003
2.50%, 2/1/2031 60,000 56,253
PG&E Corp. ,
5.00%, 7/1/2028 25,000 25,278
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 115,000 126,816
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 213,730
2,063,638
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 110,000 123,168
Vontier Corp. ,
1.80%, 4/1/2026(a) 130,000 129,121
252,289
Energy Equipment & Services 0.1%
Halliburton Co. ,
2.92%, 3/1/2030 60,000 62,349
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 85,425
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 19,237
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 112,169
279,180
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 145,000 130,157

64 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 52,563
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 61,039
4.75%, 10/15/2027(a) 75,000 77,719
321,478
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 146,522
Boston Properties LP ,
3.65%, 2/1/2026 170,000 187,321
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 115,009
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 30,375
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 51,723
Uniti Group LP ,
6.50%, 2/15/2029(a) 40,000 40,100
Vornado Realty LP ,
2.15%, 6/1/2026 45,000 45,605
Welltower , Inc. ,
2.05%, 1/15/2029 120,000 120,165
736,820
Food & Staples Retailing 0.2%
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 204,296
Sysco Corp. ,
3.25%, 7/15/2027 50,000 54,134
3.30%, 2/15/2050 55,000 55,279
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 48,427
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,600
372,736
Food Products 0.2%
B&G Foods, Inc. ,
5.25%, 9/15/2027 25,000 26,038
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 120,000 121,317
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 30,000 36,798
5.20%, 7/15/2045 70,000 86,901
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 47,925
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 50,842
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 131,172
500,993
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 34,694
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 65,000 66,544
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 72,101
173,339
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
2.89%, 6/6/2022 141,000 144,102
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 45,000 49,151
193,253
Health Care Providers & Services 0.6%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 119,954
Centene Corp. ,
3.00%, 10/15/2030 35,000 35,955
2.50%, 3/1/2031 185,000 182,456
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.07%,
7/15/2023(e) 90,000 91,199
4.90%, 12/15/2048 100,000 128,784
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 64,200
6.88%, 4/15/2029(a) 40,000 41,859
HCA, Inc. ,
4.13%, 6/15/2029 55,000 61,934
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 31,969
4.38%, 2/15/2027(a) 40,000 40,480
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 49,725
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 62,625
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 133,128
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 68,169
6.13%, 10/1/2028(a) 75,000 79,923
1,192,360
Hotels, Restaurants & Leisure 0.8%
Bally's Corp. ,
6.75%, 6/1/2027(a) 75,000 79,922
Boyd Gaming Corp. ,
4.75%, 6/15/2031(a) 90,000 93,375
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 128,966
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 55,000 58,300
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 55,000 55,688

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Carnival Corp. ,
5.75%, 3/1/2027(a) 145,000 151,887
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 41,200
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 146,825
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 80,818
IRB Holding Corp. ,
6.75%, 2/15/2026(a) 55,000 56,925
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 115,000 116,781
MGM Resorts International ,
6.75%, 5/1/2025 75,000 80,337
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 105,000 105,131
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 50,760
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 105,000 113,159
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 23,529
5.88%, 9/15/2027(a) 105,000 103,761
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 40,000 41,528
1,528,892
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 61,290
Tempur Sealy International,
Inc. ,
4.00%, 4/15/2029(a) 35,000 35,436
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 57,425
154,151
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 61,485
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 60,000 60,900
7.00%, 12/31/2027(a) 40,000 40,090
162,475
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 45,788
4.63%, 2/1/2029(a) 30,000 29,494
75,282
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 50,000 67,990
6.88%, 1/10/2039 35,000 52,362
Roper Technologies, Inc. ,
4.20%, 9/15/2028 105,000 120,748
241,100
Insurance 0.3%
Acrisure LLC ,
4.25%, 2/15/2029(a) 75,000 74,062
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 42,038
Athene Holding Ltd. ,
3.95%, 5/25/2051 110,000 117,687
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 45,087
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 79,932
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 47,925
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 120,000 119,717
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 120,041
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 36,845
683,334
Interactive Media & Services 0.1%
Tencent Holdings Ltd. ,
2.39%, 6/3/2030(a) 200,000 199,255
IT Services 0.0%
†
Endure Digital, Inc. ,
6.00%, 2/15/2029(a) 60,000 59,400
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) 30,000 2,700
62,100
Media 0.4%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 51,188
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 150,000 144,213
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 45,000 46,590
Comcast Corp. ,
4.70%, 10/15/2048 90,000 116,027
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 25,000 16,188
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 48,319
5.13%, 6/1/2029(a) 45,000 44,434
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 51,175

66 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
iHeartCommunications , Inc. ,
8.38%, 5/1/2027 10,000 10,712
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 25,000 26,500
Omnicom Group, Inc. ,
2.45%, 4/30/2030 125,000 126,970
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 40,000 41,400
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 25,000 24,801
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 60,000 62,121
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 45,337
855,975
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 80,454
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 120,000 120,408
Novelis Corp. ,
4.75%, 1/30/2030(a) 25,000 26,250
SunCoke Energy Partners LP ,
7.50%, 6/15/2025(a) 60,000 62,313
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 54,931
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 175,000
519,356
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 115,000 126,336
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 115,904
242,240
Multi-Utilities 0.1%
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 198,000
Oil, Gas & Consumable Fuels 2.2%
AI Candelaria Spain SLU ,
5.75%, 6/15/2033(a) 250,000 257,422
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 24,960
Apache Corp. ,
4.63%, 11/15/2025 20,000 21,600
4.38%, 10/15/2028 35,000 37,258
Canadian Natural Resources
Ltd. ,
2.95%, 1/15/2023 120,000 124,299
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 70,360
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 35,000 37,843
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Empresa Electrica Cochrane
SpA ,
Reg. S, 5.50%, 5/14/2027 170,360 176,551
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(c) 55,000 59,928
Energy Transfer LP ,
4.75%, 1/15/2026 65,000 73,178
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 119,985
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 87,587
EQT Corp. ,
8.50%, 2/1/2030(c) 30,000 39,087
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 80,444
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(a) 200,000 196,260
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 177,502
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 62,925
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 47,812
5.75%, 2/1/2029(a) 30,000 31,275
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 200,000 211,000
Indigo Natural Resources
LLC ,
5.38%, 2/1/2029(a) 40,000 41,800
Investment Energy Resources
Ltd. ,
6.25%, 4/26/2029(a) 200,000 216,250
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 63,920
5.88%, 2/1/2029(a) 10,000 10,425
MPLX LP ,
1.75%, 3/1/2026 60,000 60,647
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 85,000 89,250
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 49,720
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 25,000 29,938
6.63%, 9/1/2030 35,000 42,000
6.13%, 1/1/2031 50,000 58,826
6.45%, 9/15/2036 30,000 35,868
ONGC Videsh Ltd. ,
Reg. S, 4.63%, 7/15/2024 200,000 217,266
Ovintiv , Inc. ,
7.38%, 11/1/2031 35,000 46,470
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 55,890
Peabody Energy Corp. ,
8.50%, 12/31/2024(a) 15,000 11,286

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 200,000 172,500
Petrobras Global Finance BV ,
5.50%, 6/10/2051 50,000 50,017
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 70,000 69,312
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 207,122
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 31,538
SA Global Sukuk Ltd. ,
2.69%, 6/17/2031(a) 200,000 202,480
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 92,379
Sunoco LP ,
6.00%, 4/15/2027 35,000 36,601
4.50%, 5/15/2029(a) 20,000 20,350
Targa Resources Partners LP ,
5.50%, 3/1/2030 60,000 65,980
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 125,000 131,743
UEP Penonome II SA ,
6.50%, 10/1/2038(a) 197,194 201,140
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 79,524
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 45,000 47,547
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 66,658
4,441,723
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 109,758
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 40,559
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 75,000 74,179
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 35,000 34,300
Royalty Pharma plc ,
3.30%, 9/2/2040(a) 115,000 115,803
Viatris , Inc. ,
1.65%, 6/22/2025(a) 30,000 30,344
254,626
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
7.63%, 6/15/2025(a) 30,000 32,541
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development
Realogy Group LLC,
5.75%, 1/15/2029(a) 45,000 47,043
79,584
Road & Rail 0.1%
CSX Corp. ,
3.35%, 9/15/2049 120,000 127,245
Kenan Advantage Group, Inc.
(The) ,
7.88%, 7/31/2023(a) 10,000 9,985
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(a) 15,000 15,656
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 60,000 67,525
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 43,959
264,370
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 113,000 118,669
Software 0.1%
Clarivate Science Holdings
Corp. ,
4.88%, 6/30/2029(a) 50,000 51,313
Oracle Corp. ,
3.60%, 4/1/2050 120,000 123,222
174,535
Specialty Retail 0.1%
Ambience Merger Sub, Inc. ,
7.13%, 7/15/2029(a) 25,000 25,250
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028 6,000 6,165
4.75%, 3/1/2030 6,000 6,270
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 100,000 118,697
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 66,463
Staples, Inc. ,
7.50%, 4/15/2026(a) 40,000 41,429
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 25,000 25,000
289,274
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.25%, 8/20/2030 255,000 244,626
Dell International LLC ,
6.02%, 6/15/2026 100,000 120,052
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 56,551
421,229
Textiles, Apparel & Luxury Goods 0.1%
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 110,000 116,381

68 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.50%, 8/15/2028(a) 45,000 45,366
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 75,000 72,256
117,622
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 120,000 118,473
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 127,912
Transportation Infrastructure 0.3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 200,000 192,931
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 209,100
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 203,698
605,729
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 118,808
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 170,000 171,275
3.38%, 4/15/2029 20,000 20,640
3.38%, 4/15/2029(a) 10,000 10,320
2.88%, 2/15/2031 20,000 19,850
222,085
Total Corporate Bonds
(cost $27,677,075)
28,459,409
Foreign Government Securities 1.4%
BRAZIL 0.1%
Federative Republic of Brazil ,
5.63%, 2/21/2047 200,000 217,830
COLOMBIA 0.1%
Republic of Colombia ,
4.13%, 5/15/2051 250,000 236,835
INDONESIA 0.2%
Perusahaan Penerbit SBSN
Indonesia III ,
2.55%, 6/9/2031(a) 200,000 200,300
Republic of Indonesia ,
4.35%, 1/11/2048 200,000 226,782
427,082
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0.2%
United Mexican States ,
4.60%, 2/10/2048 200,000 214,434
3.77%, 5/24/2061 200,000 185,900
400,334
PANAMA 0.2%
Republic of Panama ,
2.25%, 9/29/2032 200,000 191,710
3.87%, 7/23/2060 200,000 203,970
395,680
PERU 0.2%
Republic of Peru ,
3.30%, 3/11/2041 250,000 252,243
PHILIPPINES 0.2%
Republic of Philippines ,
1.65%, 6/10/2031 200,000 193,025
3.70%, 3/1/2041 200,000 216,352
409,377
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
Reg. S, 3.75%, 1/21/2055 200,000 211,101
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond ,
Reg. S, 3.13%, 9/30/2049 200,000 203,780
Total Foreign Government Securities
(cost $2,676,275)
2,754,262
Mortgage-Backed Securities 15.7%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 2,444,918 2,590,883
Pool# G08775
4.00%, 8/1/2047 827,930 887,464
Pool# Q51461
3.50%, 10/1/2047 1,014,522 1,073,563
FHLMC Pool Gold Pool Pool #
RE6066 ,
2.00%, 10/1/2050 2,602,844
2,611,272
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,191,652
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,349,670
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,275,900
FNMA UMBS Pool
Pool# CB0428
2.00%, 5/1/2036 3,363,306 3,487,780
Pool# BE2453
3.00%, 12/1/2046 1,918,503 2,024,637
Pool# MA2888
2.50%, 1/1/2047 1,558,304 1,618,188

NVIT DoubleLine Total Return Tactical Fund - June 30, 2021 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9937
3.00%, 7/1/2047 1,471,926 1,553,627
Pool# FM4865
2.50%, 11/1/2050 3,718,907 3,857,509
Pool# FM7203
2.00%, 5/1/2051 2,978,689 3,011,228
Pool# CB0705
3.00%, 6/1/2051 1,997,108 2,096,195
Total Mortgage-Backed Securities
(cost $31,006,197)
31,629,568
U.S. Treasury Obligations 17.7%
U.S. Treasury Bonds, 1.88%,
2/15/2051 8,550,000 8,159,906
U.S. Treasury Notes
0.13%, 1/15/2024 3,150,000 3,130,928
0.25%, 6/15/2024 3,300,000 3,279,891
2.13%, 7/31/2024 1,200,000 1,260,375
2.25%, 11/15/2025 2,350,000 2,500,180
0.38%, 11/30/2025 2,050,000 2,013,084
1.63%, 5/15/2026 600,000 621,914
0.88%, 6/30/2026 4,000,000 3,998,125
0.50%, 6/30/2027 1,800,000 1,740,937
1.25%, 6/30/2028 4,000,000 4,006,250
0.63%, 5/15/2030 1,000,000 934,726
1.63%, 5/15/2031 4,000,000 4,061,250
Total U.S. Treasury Obligations
(cost $35,003,020)
35,707,566
Investment Company 2.7%
Shares
Fixed Income Fund 2.7%
DoubleLine Floating Rate
Fund, Class I 560,459 5,352,383
Total Investment Company
(cost $5,449,882)
5,352,383
Total Investments
(cost $191,313,007) — 95.9%
193,147,727
Other assets in excess of
liabilities — 4.1% 8,246,548
NET ASSETS — 100.0%
$ 201,394,275
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$42,186,021 which represents 20.95% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets. See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect as of June 30, 2021. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0.7%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B *∞ 4,246 76,428
Independent Energy 0.2%
Oasis Petroleum, Inc. 2,451 246,448
Media Entertainment 0.1%
iHeartMedia , Inc., Class A * 4,485 120,781
Oil Field Services 0.3%
Superior Energy Services
LLC *^∞ 9,956 390,773
Total Common Stocks
(cost $499,158)
834,430
Corporate Bonds 93.8%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 316,500
TransDigm , Inc. ,
6.25%, 3/15/2026(a) 475,000 501,125
5.50%, 11/15/2027 675,000 703,687
4.88%, 5/1/2029(a) 350,000 353,325
1,874,637
Airlines 0.5%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 325,000 344,094
5.75%, 4/20/2029(a) 250,000 270,312
614,406
Automotive 5.1%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 450,000 463,153
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 24,494
6.25%, 5/15/2026(a) 44,000 46,874
8.50%, 5/15/2027(a) 875,000 953,925
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 103,125
Dana, Inc. ,
4.25%, 9/1/2030 25,000 25,719
Ford Motor Credit Co. LLC ,
3.81%, 10/12/2021 450,000 453,375
3.38%, 11/13/2025 475,000 492,551
4.39%, 1/8/2026 450,000 486,000
4.27%, 1/9/2027 575,000 616,055
5.11%, 5/3/2029 475,000 531,753
4.00%, 11/13/2030 475,000 497,563
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 450,000 471,375
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 375,000 396,094
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 400,000 410,480
Corporate Bonds
Principal
Amount ($) Value ($)
Automotive
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 550,000 570,460
6,542,996
Building Materials 2.3%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 76,853
Core & Main LP ,
6.13%, 8/15/2025(a) 575,000 586,500
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 425,000 440,406
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 325,000 321,750
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 50,000 50,188
Interface, Inc. ,
5.50%, 12/1/2028(a) 125,000 130,750
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 50,000 51,456
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 600,000 621,375
3.38%, 1/15/2031(a) 275,000 263,233
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 250,000 267,562
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 206,932
3,017,005
Cable Satellite 8.4%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 175,000 180,932
5.00%, 2/1/2028(a) 525,000 550,594
5.38%, 6/1/2029(a) 200,000 218,620
4.75%, 3/1/2030(a) 750,000 793,125
4.50%, 8/15/2030(a) 75,000 78,091
4.25%, 2/1/2031(a) 150,000 152,812
4.50%, 5/1/2032 400,000 414,500
4.50%, 6/1/2033(a) 125,000 127,908
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 209,840
5.25%, 6/1/2024 425,000 460,574
5.50%, 4/15/2027(a) 725,000 761,286
7.50%, 4/1/2028(a) 250,000 274,375
5.75%, 1/15/2030(a) 325,000 337,594
4.63%, 12/1/2030(a) 350,000 343,389
4.50%, 11/15/2031(a) 200,000 201,228
DISH DBS Corp. ,
5.88%, 11/15/2024 175,000 187,906
7.75%, 7/1/2026 225,000 254,813
7.38%, 7/1/2028 125,000 134,516
5.13%, 6/1/2029(a) 375,000 370,286
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 128,812
8.50%, 10/15/2024(a)(c) 75,000 44,250
9.75%, 7/15/2025(a)(c) 100,000 58,250
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(a) 150,000 150,270

NVIT Federated High Income Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc.,
4.63%, 7/15/2024(a) 200,000 205,280
5.38%, 7/15/2026(a) 550,000 567,875
4.00%, 7/15/2028(a) 200,000 206,000
5.50%, 7/1/2029(a) 75,000 81,727
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 631,200
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 525,000 526,208
Virgin Media Secured Finance
plc ,
5.50%, 8/15/2026(a) 275,000 283,594
5.50%, 5/15/2029(a) 225,000 241,875
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 331,500
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 375,000 380,625
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 287,375
5.13%, 2/28/2030(a) 200,000 204,698
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 397,937
10,779,865
Chemicals 3.2%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 157,125
3.38%, 2/15/2029(a) 150,000 146,625
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 350,000 361,375
6.75%, 12/1/2027(a) 150,000 161,250
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 229,567
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 77,515
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 225,000 223,875
Hexion , Inc. ,
7.88%, 7/15/2027(a) 450,000 485,438
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 125,000 139,377
INEOS Quattro Finance 2 plc ,
3.38%, 1/15/2026(a) 200,000 202,646
Koppers , Inc. ,
6.00%, 2/15/2025(a) 750,000 774,000
Nouryon Holding BV ,
8.00%, 10/1/2026(a) 550,000 583,000
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 275,000 275,344
PQ Corp. ,
5.75%, 12/15/2025(a) 175,000 179,594
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(a) 125,000 132,537
4,129,268
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery 0.8%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 400,000 393,600
Terex Corp. ,
5.00%, 5/15/2029(a) 125,000 130,313
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 175,000 181,088
5.50%, 5/15/2027 150,000 159,000
4.88%, 1/15/2028 150,000 159,075
3.88%, 2/15/2031 50,000 50,875
1,073,951
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 265,058
9.75%, 7/15/2027(a) 825,000 908,531
6.00%, 6/1/2029(a) 200,000 202,758
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 79,640
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 125,625
9.50%, 11/1/2027(a) 782,000 866,065
6.00%, 6/1/2029(a) 200,000 198,500
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 250,000 262,500
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 275,000 264,000
3,172,677
Consumer Products 1.1%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 525,000 537,653
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 275,000 277,750
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 125,000 128,094
4.38%, 3/31/2029(a) 275,000 275,283
Prestige Brands, Inc. ,
5.13%, 1/15/2028(a) 50,000 52,638
3.75%, 4/1/2031(a) 100,000 96,412
1,367,830
Diversified Manufacturing 1.1%
Entegris , Inc. ,
3.63%, 5/1/2029(a) 150,000 151,875
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 576,133
WESCO Distribution, Inc. ,
5.38%, 6/15/2024 200,000 202,700
7.13%, 6/15/2025(a) 100,000 108,070
7.25%, 6/15/2028(a) 350,000 389,848
1,428,626
Finance Companies 2.0%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 250,000 249,688
Navient Corp. ,
5.88%, 10/25/2024 500,000 539,375
6.75%, 6/25/2025 250,000 276,802

72 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies
Navient Corp.,
6.75%, 6/15/2026 75,000 83,719
5.00%, 3/15/2027 25,000 25,869
Quicken Loans LLC ,
5.25%, 1/15/2028(a) 275,000 288,750
3.63%, 3/1/2029(a) 150,000 148,125
3.88%, 3/1/2031(a) 275,000 277,060
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 450,000 465,988
5.50%, 4/15/2029(a) 175,000 174,960
2,530,336
Food & Beverage 2.2%
Aramark Services, Inc. ,
5.00%, 4/1/2025(a) 100,000 102,500
6.38%, 5/1/2025(a) 475,000 504,687
Kraft Heinz Foods Co. ,
4.25%, 3/1/2031 300,000 340,797
5.20%, 7/15/2045 375,000 465,540
4.38%, 6/1/2046 125,000 141,650
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 725,000 758,531
4.50%, 9/15/2031(a) 325,000 324,464
US Foods, Inc. ,
4.75%, 2/15/2029(a) 225,000 229,500
2,867,669
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.2%
Affinity Gaming ,
6.88%, 12/15/2027(a) 275,000 291,844
Bally's Corp. ,
6.75%, 6/1/2027(a) 125,000 133,204
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 55,118
4.75%, 12/1/2027 100,000 103,500
4.75%, 6/15/2031(a) 150,000 155,625
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 238,500
8.13%, 7/1/2027(a) 300,000 333,660
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 26,344
5.25%, 10/15/2025(a) 275,000 278,437
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 52,500
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 243,664
3.88%, 2/15/2029(a) 50,000 50,779
MGM Resorts International ,
6.75%, 5/1/2025 100,000 107,116
4.63%, 9/1/2026 77,000 81,331
5.50%, 4/15/2027 216,000 237,060
4.75%, 10/15/2028 125,000 132,813
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 125,000 125,156
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 75,000 78,562
8.00%, 2/1/2026(a) 550,000 574,695
Penn National Gaming, Inc. ,
5.63%, 1/15/2027(a) 50,000 51,938
4.13%, 7/1/2029(a) 75,000 74,906
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 50,699
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 50,000 54,750
8.25%, 3/15/2026(a) 75,000 80,436
7.25%, 11/15/2029(a) 200,000 225,600
Stars Group Holdings BV ,
7.00%, 7/15/2026(a) 625,000 646,900
Station Casinos LLC ,
5.00%, 10/1/2025(a) 225,000 228,375
4.50%, 2/15/2028(a) 175,000 177,983
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 25,494
4.25%, 12/1/2026(a) 175,000 182,038
4.63%, 12/1/2029(a) 125,000 132,812
4.13%, 8/15/2030(a) 225,000 231,035
5,462,874
Health Insurance 1.0%
Centene Corp. ,
5.38%, 6/1/2026(a) 75,000 78,375
5.38%, 8/15/2026(a) 100,000 104,500
4.25%, 12/15/2027 325,000 342,469
4.63%, 12/15/2029 400,000 439,908
3.38%, 2/15/2030 125,000 130,665
3.00%, 10/15/2030 200,000 205,456
1,301,373
Healthcare 6.1%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 53,375
5.00%, 4/15/2029(a) 25,000 26,073
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 125,000 126,562
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 75,000 76,031
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 395,914
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 75,000 76,031
4.00%, 3/15/2031(a) 75,000 78,025
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(a) 75,000 79,312
8.00%, 3/15/2026(a) 175,000 188,562
5.63%, 3/15/2027(a) 100,000 106,750
6.00%, 1/15/2029(a) 25,000 26,750
6.88%, 4/15/2029(a) 350,000 366,265

NVIT Federated High Income Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Community Health Systems,
Inc.,
6.13%, 4/1/2030(a) 200,000 203,000
DaVita, Inc. ,
4.63%, 6/1/2030(a) 175,000 179,938
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 575,000 591,531
HCA, Inc. ,
5.38%, 2/1/2025 50,000 56,400
5.88%, 2/15/2026 725,000 837,846
5.38%, 9/1/2026 100,000 115,075
3.50%, 9/1/2030 350,000 372,880
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 284,625
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 150,000 159,847
4.38%, 2/15/2027(a) 100,000 101,200
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 238,219
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 625,000 628,069
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 475,000 511,219
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 350,000 332,871
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 79,889
4.25%, 6/1/2028(a) 25,000 26,063
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 327,375
4.88%, 1/1/2026(a) 175,000 181,510
6.25%, 2/1/2027(a) 250,000 260,938
5.13%, 11/1/2027(a) 175,000 183,531
4.63%, 6/15/2028(a) 25,000 25,730
6.13%, 10/1/2028(a) 125,000 133,205
4.25%, 6/1/2029(a) 300,000 303,750
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 105,750
7,840,111
Hotels, Restaurants & Leisure 0.4%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 78,937
5.75%, 5/1/2028(a) 75,000 81,155
4.88%, 1/15/2030 125,000 133,438
3.63%, 2/15/2032(a) 175,000 172,813
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 103,821
570,164
Independent Energy 5.4%
Antero Resources Corp. ,
5.00%, 3/1/2025 175,000 179,107
7.63%, 2/1/2029(a) 25,000 27,750
5.38%, 3/1/2030(a) 100,000 102,063
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Apache Corp. ,
4.63%, 11/15/2025 50,000 54,000
4.88%, 11/15/2027 100,000 108,299
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 366,174
8.25%, 12/31/2028(a) 50,000 55,000
5.88%, 6/30/2029(a) 75,000 75,000
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 225,000 228,375
Callon Petroleum Co. ,
6.25%, 4/15/2023 25,000 25,029
8.25%, 7/15/2025 125,000 124,375
6.38%, 7/1/2026 150,000 143,625
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 225,000 230,087
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 5,500
5.50%, 2/1/2026(a) 25,000 26,375
5.88%, 2/1/2029(a) 25,000 27,061
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 399,461
5.88%, 1/15/2030(a) 50,000 51,000
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 165,937
5.75%, 1/15/2031(a) 200,000 239,500
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 465,750
5.00%, 5/1/2029(a) 50,000 52,513
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 133,750
5.50%, 1/30/2026(a) 25,000 25,969
5.75%, 1/30/2028(a) 100,000 106,625
EQT Corp. ,
3.13%, 5/15/2026(a) 150,000 153,707
3.90%, 10/1/2027 50,000 53,562
5.00%, 1/15/2029 50,000 55,748
3.63%, 5/15/2031(a) 150,000 156,375
Oasis Petroleum, Inc. ,
6.38%, 6/1/2026(a) 50,000 52,137
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 275,000 281,188
3.50%, 6/15/2025 200,000 204,500
8.00%, 7/15/2025 125,000 149,687
5.88%, 9/1/2025 175,000 194,687
3.20%, 8/15/2026 150,000 151,125
8.88%, 7/15/2030 225,000 300,913
6.63%, 9/1/2030 175,000 210,000
6.45%, 9/15/2036 225,000 269,010
4.30%, 8/15/2039 200,000 191,000
4.10%, 2/15/2047 100,000 93,112
4.40%, 8/15/2049 125,000 120,000
PDC Energy, Inc. ,
6.13%, 9/15/2024 175,000 178,972
5.75%, 5/15/2026 100,000 104,468
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 101,430
9.25%, 2/1/2026 125,000 137,813

74 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Range Resources Corp.,
8.25%, 1/15/2029(a) 100,000 112,750
SM Energy Co. ,
6.75%, 9/15/2026 25,000 25,438
6.50%, 7/15/2028 100,000 102,750
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 197,750
Ultratech CH ,
0.00%, 4/15/2025^∞(c) 100,000 0
7,016,447
Industrial - Other 0.8%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 51,000
4.00%, 7/1/2029(a) 25,000 25,563
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 50,000 50,500
5.88%, 6/30/2029(a) 350,000 356,125
TK Elevator US Newco , Inc. ,
5.25%, 7/15/2027(a) 225,000 237,094
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 250,000 271,297
991,579
Insurance - P&C 4.4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 600,000 630,576
AmWINS Group, Inc. ,
7.75%, 7/1/2026(a) 650,000 689,423
Ardonagh Midco 2 plc ,
11.50%, 1/15/ 2027(a)(b) 266,026 275,564
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 550,000 561,688
5.63%, 1/15/2029(a) 25,000 25,000
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 325,000 331,500
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 159,750
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,400,000 1,451,926
NFP Corp. ,
6.88%, 8/15/2028(a) 850,000 894,803
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 708,771
5,729,001
Leisure 0.3%
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 250,000 257,833
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 134,712
392,545
Media Entertainment 7.2%
AMC Networks, Inc. ,
5.00%, 4/1/2024 169,000 171,150
4.25%, 2/15/2029 350,000 353,062
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 300,000 312,000
6.75%, 3/31/2029(a) 275,000 285,344
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 275,164
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 161,875
6.63%, 8/15/2027(a) 325,000 159,619
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 361,375
7.00%, 5/15/2027(a) 125,000 135,156
4.75%, 10/15/2030(a) 75,000 74,740
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 80,164
8.38%, 5/1/2027 645,964 691,989
5.25%, 8/15/2027(a) 150,000 156,810
4.75%, 1/15/2028(a) 100,000 102,875
Lamar Media Corp. ,
4.88%, 1/15/2029 125,000 131,875
3.63%, 1/15/2031(a) 50,000 48,875
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 289,094
4.13%, 8/1/2030(a) 400,000 407,000
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 375,000 397,500
4.75%, 11/1/2028(a) 325,000 333,937
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 282,906
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 52,804
4.50%, 7/15/2029(a) 125,000 125,350
5.88%, 10/1/2030(a) 75,000 81,632
4.75%, 7/15/2031(a) 125,000 125,313
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 75,000 75,469
4.63%, 3/15/2030(a) 250,000 253,750
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 74,402
5.38%, 1/15/2031(a) 200,000 199,368
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 258,838
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 593,492
5.13%, 2/15/2027(a) 100,000 100,375
5.50%, 3/1/2030(a) 75,000 76,469
TEGNA, Inc. ,
4.63%, 3/15/2028 300,000 311,250
5.00%, 9/15/2029 450,000 470,916
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 700,000 756,875
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 175,000 176,313
Urban One, Inc. ,
7.38%, 2/1/2028(a) 275,000 297,000
9,242,126
Metals & Mining 1.2%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 275,000 289,374
4.88%, 3/1/2031(a) 350,000 367,500

NVIT Federated High Income Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 225,000 222,750
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 105,625
4.38%, 8/1/2028 125,000 132,031
5.25%, 9/1/2029 100,000 110,375
4.63%, 8/1/2030 200,000 219,000
5.40%, 11/14/2034 125,000 150,976
1,597,631
Midstream 7.3%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 82,313
5.88%, 8/20/2026 350,000 391,877
5.75%, 5/20/2027 75,000 83,625
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 250,000 260,000
5.75%, 1/15/2028(a) 525,000 552,442
5.38%, 6/15/2029(a) 400,000 417,000
Cheniere Energy Partners LP ,
5.63%, 10/1/2026 225,000 233,437
4.50%, 10/1/2029 75,000 80,625
4.00%, 3/1/2031(a) 275,000 287,375
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(a) 125,000 131,875
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 603,175
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 153,269
EQM Midstream Partners LP ,
4.75%, 7/15/2023 26,000 27,138
6.00%, 7/1/2025(a) 100,000 108,750
6.50%, 7/1/2027(a) 200,000 223,000
5.50%, 7/15/2028 325,000 351,188
4.50%, 1/15/2029(a) 125,000 127,172
4.75%, 1/15/2031(a) 325,000 334,893
6.50%, 7/15/2048 100,000 107,000
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 209,750
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 230,062
NuStar Logistics LP ,
6.00%, 6/1/2026 50,000 54,250
5.63%, 4/28/2027 450,000 481,896
Oasis Midstream Partners LP ,
8.00%, 4/1/2029(a) 175,000 186,034
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 157,687
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 75,000 79,500
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 157,486
5.00%, 6/1/2031(a) 225,000 230,344
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 175,000 172,812
5.75%, 4/15/2025 275,000 252,313
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Targa Resources Partners LP ,
5.88%, 4/15/2026 300,000 315,093
5.38%, 2/1/2027 350,000 364,437
6.50%, 7/15/2027 75,000 81,279
5.00%, 1/15/2028 50,000 52,750
5.50%, 3/1/2030 350,000 384,881
4.00%, 1/15/2032(a) 50,000 51,433
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 153,375
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 76,219
4.65%, 7/1/2026 75,000 80,038
4.50%, 3/1/2028 325,000 346,938
5.45%, 4/1/2044 50,000 53,875
5.30%, 3/1/2048 500,000 532,500
5.50%, 8/15/2048 100,000 108,839
9,369,945
Oil Field Services 1.7%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 424,500
6.25%, 4/1/2028(a) 350,000 365,369
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 196,000
7.50%, 1/15/2028(a) 100,000 96,000
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 75,000 77,250
6.88%, 1/15/2029(a) 125,000 128,750
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 150,000 119,175
USA Compression Partners
LP ,
6.88%, 4/1/2026 450,000 471,375
6.88%, 9/1/2027 325,000 347,191
2,225,610
Packaging 5.1%
ARD Finance SA ,
6.50%, 6/30/2027(a) 575,000 603,750
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 200,000 198,315
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 600,000 612,000
Ball Corp. ,
2.88%, 8/15/2030 175,000 171,784
Berry Global, Inc. ,
5.13%, 7/15/2023 72,000 72,072
4.88%, 7/15/2026(a) 175,000 185,178
5.63%, 7/15/2027(a) 175,000 185,078
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 259,425
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 913,500
7.88%, 7/15/2026(a) 350,000 364,000
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(a) 250,000 252,500

76 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Mauser Packaging Solutions
Holding Co.,
7.25%, 4/15/2025(a) 475,000 465,500
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 215,674
5.38%, 1/15/2025(a) 400,000 425,000
6.38%, 8/15/2025(a) 50,000 55,438
6.63%, 5/13/2027(a) 75,000 81,562
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(a) 250,000 248,268
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 100,000 106,375
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 209,000
6.63%, 11/1/2025(a) 425,000 435,625
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 475,000 516,420
6,576,464
Paper 0.5%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 450,000 479,250
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 81,028
3.50%, 3/1/2029(a) 100,000 99,070
659,348
Pharmaceuticals 3.9%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 163,155
8.50%, 1/31/2027(a) 325,000 353,243
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 822,000 842,550
9.00%, 12/15/2025(a) 25,000 26,808
5.75%, 8/15/2027(a) 150,000 159,207
5.00%, 1/30/2028(a) 175,000 166,031
4.88%, 6/1/2028(a) 100,000 102,350
5.00%, 2/15/2029(a) 125,000 116,562
6.25%, 2/15/2029(a) 100,000 98,905
7.25%, 5/30/2029(a) 400,000 408,764
5.25%, 1/30/2030(a) 300,000 279,000
5.25%, 2/15/2031(a) 125,000 116,681
Endo Dac ,
9.50%, 7/31/2027(a) 150,000 153,000
6.00%, 6/30/2028(a) 361,000 243,442
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 75,000 73,500
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 210,000
5.00%, 6/15/2028(a) 150,000 162,588
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 200,000 207,360
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 315,000
5.50%, 4/15/2025(a)(c) 775,000 538,625
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Organon & Co. ,
5.13%, 4/30/2031(a) 200,000 206,040
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 148,500
5,091,311
Restaurants 1.3%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 100,000 101,250
4.38%, 1/15/2028(a) 75,000 76,031
4.00%, 10/15/2030(a) 1,150,000 1,112,625
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 156,938
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 108,251
4.63%, 1/31/2032 150,000 157,500
1,712,595
Retailers 0.4%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 133,594
Levi Strauss & Co. ,
3.50%, 3/1/2031(a) 50,000 49,710
NMG Holding Co., Inc. ,
7.13%, 4/1/2026(a) 175,000 186,813
Party City Holdings, Inc. ,
(ICE LIBOR USD 6 Month
+ 5.00%, 0.75% Floor),
5.75%, 7/15/2025(a)(e) 49,119 46,663
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 52,900
5.63%, 3/15/2027(a) 50,000 52,610
522,290
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.75%, 3/15/2025 100,000 102,250
5.88%, 2/15/2028(a) 100,000 107,739
3.50%, 3/15/2029(a) 525,000 519,094
4.88%, 2/15/2030(a) 75,000 79,988
809,071
Technology 7.1%
Banff Merger Sub, Inc. ,
9.75%, 9/1/2026(a) 275,000 289,437
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 175,000 174,118
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 25,000 26,388
BY Crown Parent LLC ,
7.38%, 10/15/2024(a) 625,000 636,250
4.25%, 1/31/2026(a) 50,000 52,375
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 350,000 373,289
CDW LLC ,
4.25%, 4/1/2028 175,000 183,750
3.25%, 2/15/2029 50,000 50,660
Clarivate Science Holdings
Corp. ,
3.88%, 6/30/2028(a) 50,000 50,456

NVIT Federated High Income Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Clarivate Science Holdings
Corp.,
4.88%, 6/30/2029(a) 100,000 102,625
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 846,203
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 27,719
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 95,400
10.25%, 2/15/2027(a) 420,000 463,777
Elastic NV ,
4.13%, 7/15/2029(a) 75,000 75,000
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 79,209
3.75%, 10/1/2030(a) 75,000 76,733
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 200,000 195,764
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 250,000 258,762
NCR Corp. ,
8.13%, 4/15/2025(a) 25,000 27,337
5.75%, 9/1/2027(a) 75,000 79,359
5.00%, 10/1/2028(a) 200,000 206,814
5.13%, 4/15/2029(a) 150,000 154,688
5.25%, 10/1/2030(a) 350,000 363,125
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 103,014
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 127,475
PTC, Inc. ,
3.63%, 2/15/2025(a) 100,000 103,000
Qorvo , Inc. ,
4.38%, 10/15/2029 175,000 190,701
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 250,000 241,875
5.38%, 12/1/2028(a) 250,000 256,250
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 400,000 396,912
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 52,437
Seagate HDD Cayman ,
3.13%, 7/15/2029(a) 200,000 193,783
3.38%, 7/15/2031(a) 175,000 169,103
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 79,038
3.75%, 2/15/2031(a) 25,000 24,721
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 556,342
Synaptics , Inc. ,
4.00%, 6/15/2029(a) 75,000 75,375
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 1,125,000 1,143,990
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 100,000 100,606
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 400,000 416,500
9,120,360
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 300,000 321,000
Utility - Electric 2.7%
Calpine Corp. ,
5.25%, 6/1/2026(a) 34,000 34,978
4.50%, 2/15/2028(a) 225,000 229,500
5.13%, 3/15/2028(a) 200,000 203,500
4.63%, 2/1/2029(a) 25,000 24,578
5.00%, 2/1/2031(a) 50,000 49,750
3.75%, 3/1/2031(a) 175,000 166,661
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 679,250
NRG Energy, Inc. ,
6.63%, 1/15/2027 250,000 258,805
3.38%, 2/15/2029(a) 50,000 48,938
5.25%, 6/15/2029(a) 300,000 319,125
3.63%, 2/15/2031(a) 50,000 49,135
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 103,520
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 300,000 317,625
4.75%, 1/15/2030(a) 250,000 256,043
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 154,687
5.63%, 2/15/2027(a) 300,000 311,250
5.00%, 7/31/2027(a) 225,000 230,992
4.38%, 5/1/2029(a) 75,000 75,375
3,513,712
Wireless Communications 1.3%
Altice France SA ,
7.38%, 5/1/2026(a) 286,000 297,420
Sprint Corp. ,
7.13%, 6/15/2024 325,000 374,969
T-Mobile USA, Inc. ,
4.50%, 2/1/2026 200,000 203,824
2.25%, 2/15/2026(a) 225,000 226,687
4.75%, 2/1/2028 275,000 294,594
2.63%, 2/15/2029 25,000 24,687
3.38%, 4/15/2029(a) 225,000 232,199
1,654,380
Total Corporate Bonds
(cost $116,615,296)
121,119,203
Exchange Traded Fund 3.4%
Shares
Unassigned 3.4%
iShares iBoxx High Yield
Corporate Bond ETF 50,399 4,437,128
Total Exchange Traded Fund
(cost $4,399,329)
4,437,128

78 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Loan Participation 0.2%
Principal
Amount ($) Value ($)
Healthcare 0.2%
Envision Healthcare Corp.,
(ICE LIBOR USD 3 Month
+ 4.50%, 1.00% Floor),
5.50%, 10/10/2025 (e) 264,110 210,380
0
Total Loan Participation
(cost $350,121) 210,380
Warrants 0.0%
†
Number of
Warrants
Independent Energy 0.0%
†
Chesapeake Energy Corp.,
expiring 2/9/2026 * 1,583 42,551
Total Warrants (cost $0) 42,551
Total Investments
(cost $121,863,904) — 98.1%
126,643,692
Other assets in excess of
liabilities — 1.9% 2,461,954
NET ASSETS — 100.0%
$ 129,105,646
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$93,506,940 which represents 72.43% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 79
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
Automobiles 2.7%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 2,296,687 2,314,481
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,050,021
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,581,530
11,946,032
Other 5.3%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 2,955,426 2,987,850
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,180,826
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 250,094
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,209
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 400,000 400,084
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,203,787
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,826
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,324,573
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,262,493
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,314,515
23,376,257
Total Asset-Backed Securities
(cost $35,162,151)
35,322,289
Collateralized Mortgage Obligations 6.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 805,297 810,729
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,428,278 1,500,462
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 299,909 309,861
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 1993-149, Class M,
7.00%, 8/25/2023 90,630 95,284
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,328,339 1,398,802
Series 2015-92, Class PA,
2.50%, 12/25/2041 4,016,814 4,186,236
Series 2013-59, Class MX,
2.50%, 9/25/2042 14,776,047 15,363,797
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,936,801 3,062,088
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,076,593 1,145,604
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,357,273 2,555,349
Total Collateralized Mortgage Obligations
(cost $29,261,449)
30,428,212
Corporate Bonds 11.6%
Diversified Financial Services 11.6%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,113,277
Series GG, 2.45%,
7/15/2024 5,500,000 5,800,193
1.75%, 11/15/2024 10,000,000 10,347,157
Series NN, 3.25%,
6/15/2025 14,000,000 15,223,203
1.40%, 7/15/2028 15,000,000 15,017,416
Total Corporate Bonds
(cost $49,413,637)
51,501,246
Mortgage-Backed Securities 29.7%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 3,368,538 3,602,347
Pool# G08881
3.50%, 6/1/2049 2,379,120 2,503,434
FHLMC Non Gold Pool Pool #
847558 ,
3.02%, 6/1/2035 (b) 675,347
709,426
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 3,882,067 4,084,862
Pool# SB8083
1.50%, 1/1/2036 10,395,780 10,530,919
Pool# SD8025
3.50%, 11/1/2049 5,230,009 5,501,399
Pool# SD8030
3.00%, 12/1/2049 2,517,030 2,623,042
Pool# SD8050
3.00%, 3/1/2050 3,592,698 3,749,132
Pool# SD8080
2.00%, 6/1/2050 3,175,024 3,207,879

80 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745684
2.10%, 4/1/2034(b) 1,467,681 1,544,205
Pool# 790760
2.13%, 9/1/2034(b) 544,113 553,701
Pool# 799144
1.66%, 4/1/2035(b) 279,016 282,453
Pool# 822705
2.06%, 4/1/2035(b) 262,047 263,065
Pool# 815217
1.81%, 5/1/2035(b) 592,080 595,686
Pool# 821377
1.90%, 5/1/2035(b) 280,938 282,753
Pool# 783609
2.14%, 5/1/2035(b) 454,434 455,194
Pool# 826181
2.29%, 7/1/2035(b) 665,380 674,004
Pool# 873932
6.31%, 8/1/2036 6,274,868 6,330,513
Pool# 745866
2.32%, 9/1/2036(b) 2,196,918 2,333,516
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 5,710,677 5,783,096
Pool# BM5426
3.00%, 12/1/2047 13,780,925 14,496,245
Pool# CA1564
4.50%, 4/1/2048 2,486,556 2,685,854
Pool# BM5267
4.50%, 12/1/2048 5,685,834 6,134,209
Pool# MA3664
4.00%, 5/1/2049 2,538,325 2,702,469
Pool# MA3746
4.00%, 8/1/2049 2,688,262 2,863,284
Pool# BP5843
2.50%, 5/1/2050 6,853,693 7,095,408
Pool# MA4096
2.50%, 8/1/2050 5,384,794 5,574,703
Pool# MA4119
2.00%, 9/1/2050 5,722,239 5,781,467
Pool# MA4183
2.50%, 11/1/2050 4,488,302 4,646,594
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 7/25/2051 4,000,000 3,920,000
2.00%, 7/25/2051 14,000,000 14,135,625
2.50%, 7/25/2051 3,000,000 3,102,891
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 108,372 115,605
Pool# 682492
3.50%, 10/15/2025 286,287 305,449
Pool# 719433
3.50%, 10/15/2025 228,223 243,477
Pool# 733504
3.50%, 11/15/2025 367,405 392,037
Pool# 682497
3.50%, 11/15/2025 308,142 328,792
Pool# 749618
3.50%, 11/15/2025 212,270 226,466
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 740930
3.50%, 11/15/2025 162,173 173,039
Pool# 742371
3.50%, 11/15/2025 94,833 101,206
Pool# 705178
3.50%, 11/15/2025 44,175 47,083
Pool# 750403
3.50%, 11/15/2025 42,129 44,950
Pool# 755650
3.50%, 12/15/2025 710,026 757,578
Pool# 682502
3.50%, 12/15/2025 226,403 241,528
Total Mortgage-Backed Securities
(cost $129,836,469)
131,726,585
U.S. Government Agency Securities 27.6%
FFCB
3.14%, 7/2/2026 13,500,000 14,974,378
2.75%, 11/6/2026 2,000,000 2,188,051
2.43%, 9/13/2027 22,000,000 23,828,900
1.95%, 11/27/2029 1,500,000 1,575,825
3.19%, 3/9/2033 2,475,000 2,868,516
FHLB
2.75%, 12/11/2026 11,500,000 12,607,622
3.00%, 12/11/2026 10,000,000 11,055,601
2.13%, 12/14/2029 2,590,000 2,745,147
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,048,021
3.00%, 6/30/2025 2,125,000 2,284,249
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,105,122
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 30,151,509
Ukraine Government AID
Bond, 1.47%, 9/29/2021 6,000,000 6,013,647
Total U.S. Government Agency Securities
(cost $114,042,523)
122,446,588
U.S. Treasury Obligations 14.0%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,726,563
1.13%, 8/15/2040 8,500,000 7,312,656
2.50%, 2/15/2046 13,000,000 14,082,656
2.25%, 8/15/2046 8,500,000 8,788,867
1.25%, 5/15/2050 5,000,000 4,082,617
U.S. Treasury Notes
1.63%, 5/15/2026 (d) 500,000 518,262
1.63%, 11/30/2026 5,000,000 5,177,930
0.50%, 5/31/2027 5,000,000 4,840,625
1.25%, 3/31/2028 8,500,000 8,533,535

NVIT Government Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 81
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 11/15/2028 (c) 6,000,000 6,787,734
Total U.S. Treasury Obligations
(cost $59,488,567)
61,851,445
Short-Term Investment 2.0%
U.S. Government Agency Security 2.0%
Resolution Funding Corp.,
1.30%, 1/15/2030 10,000,000 8,709,598
Total Short-Term Investment
(cost $8,967,060)
8,709,598
Repurchase Agreements 2.1%
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $2,185,382,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $2,229,086. (e)(f) 2,185,378 2,185,378
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $6,000,009,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$6,120,009. (e)(f) 6,000,000 6,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $1,020,000. (e)(f) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,185,378)
9,185,378
Total Investments
(cost $435,357,234) — 101.9%
451,171,341
Liabilities in excess of other
assets — (1.9)% (8,282,181)
NET ASSETS — 100.0%
$ 442,889,160
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$39,833,971 which represents 8.99% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(c) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $8,959,826, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $9,185,378.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $9,185,378.
(f) Please refer to Note 2 for additional information on the joint repurchase agreement.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

82 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Government Bond Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond 52 9/2021 USD 10,019,750 426,103
426,103
Short Contracts
U.S. Treasury 5 Year Note (52) 9/2021 USD (6,418,344) 14,094
U.S. Treasury 10 Year Ultra Note (79) 9/2021 USD (11,629,047) (190,937)
(176,843)
249,260
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - June 30, 2021 (Unaudited) - Statement of Investments - 83
U.S. Government Agency Securities 20.2%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.08%), 0.13%,
7/9/2021(a) 3,000,000 3,000,000
(SOFR + 0.08%), 0.13%,
9/13/2021(a) 5,000,000 5,000,000
(SOFR + 0.30%), 0.35%,
9/24/2021(a) 10,000,000 10,000,000
(SOFR + 0.18%), 0.23%,
5/27/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.14%,
10/7/2022(a) 11,500,000 11,500,000
(SOFR + 0.06%), 0.11%,
1/20/2023(a) 25,000,000 25,000,000
(SOFR + 0.06%), 0.11%,
2/9/2023(a) 22,000,000 22,000,000
(SOFR + 0.05%), 0.10%,
2/17/2023(a) 5,500,000 5,500,000
(SOFR + 0.04%), 0.09%,
3/10/2023(a) 7,500,000 7,500,000
(SOFR + 0.04%), 0.09%,
5/19/2023(a) 9,000,000 9,000,000
FHLB
(SOFR + 0.08%), 0.13%,
7/8/2021(a) 7,000,000 7,000,000
(SOFR + 0.02%), 0.07%,
7/20/2021(a) 25,000,000 25,000,000
(SOFR + 0.08%), 0.13%,
7/23/2021(a) 5,750,000 5,750,000
(SOFR + 0.02%), 0.07%,
8/27/2021(a) 45,000,000 45,000,000
(SOFR + 0.15%), 0.20%,
9/3/2021(a) 7,000,000 7,000,000
(SOFR + 0.01%), 0.06%,
10/8/2021(a) 38,000,000 38,000,000
(SOFR + 0.12%), 0.17%,
2/10/2022(a) 3,250,000 3,250,000
(SOFR + 0.08%), 0.13%,
2/18/2022(a) 22,000,000 22,000,000
(SOFR + 0.12%), 0.17%,
2/28/2022(a) 11,000,000 11,000,000
(SOFR + 0.09%), 0.14%,
10/5/2022(a) 12,000,000 12,000,000
(SOFR + 0.06%), 0.11%,
12/8/2022(a) 15,000,000 15,000,000
(SOFR + 0.04%), 0.09%,
3/17/2023(a) 19,000,000 19,000,000
FNMA
(SOFR + 0.29%), 0.34%,
10/4/2021(a) 8,000,000 8,000,000
(SOFR + 0.31%), 0.36%,
10/25/2021(a) 5,000,000 5,000,000
(SOFR + 0.17%), 0.22%,
3/9/2022(a) 5,000,000 5,000,000
(SOFR + 0.32%), 0.37%,
4/27/2022(a) 9,000,000 9,000,000
(SOFR + 0.32%), 0.37%,
4/28/2022(a) 4,500,000 4,500,000
(SOFR + 0.27%), 0.32%,
5/4/2022(a) 9,000,000 9,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
(SOFR + 0.23%), 0.28%,
5/6/2022(a) 6,650,000 6,650,000
(SOFR + 0.22%), 0.27%,
5/9/2022(a) 6,000,000 6,000,000
(SOFR + 0.19%), 0.24%,
5/27/2022(a) 3,800,000 3,799,651
(SOFR + 0.18%), 0.23%,
6/3/2022(a) 5,000,000 5,000,000
Total U.S. Government Agency Securities
(cost $373,949,651)
373,949,651
U.S. Treasury Obligations 35.3%
U.S. Treasury Bills
0.01%, 7/1/2021 38,000,000 38,000,000
0.09%, 7/8/2021 30,000,000 29,999,475
0.02%, 8/10/2021 38,000,000 37,999,156
0.02%, 8/12/2021 45,000,000 44,999,212
0.01%, 8/19/2021 40,000,000 39,999,292
0.02%, 8/26/2021 80,000,000 79,998,133
0.03%, 9/7/2021 38,000,000 37,998,206
0.03%, 9/9/2021 38,000,000 37,998,153
0.02%, 9/14/2021 57,000,000 56,997,862
0.04%, 9/23/2021 11,500,000 11,498,927
0.04%, 9/30/2021 17,000,000 16,998,281
0.04%, 11/4/2021 38,000,000 37,995,145
0.03%, 11/18/2021 23,000,000 22,997,317
0.04%, 12/16/2021 38,000,000 37,992,907
0.00%, 12/30/2021 38,000,000 37,988,954
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market
Yield + 0.30%), 0.35%,
10/31/2021(a) 5,000,000 5,000,550
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.20%, 1/31/2022(a) 3,500,000 3,500,000
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.11%, 7/31/2022(a) 31,000,000 31,001,696
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 0.10%, 1/31/2023(a) 27,000,000 27,002,934
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 0.08%, 4/30/2023(a) 19,000,000 19,000,529
Total U.S. Treasury Obligations
(cost $654,966,729) 654,966,729

84 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements 46.6%
Principal
Amount ($) Value ($)
Banco Santander SA, 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase
price $300,000,500,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.50%, maturing
2/1/2029 - 6/1/2050;
total market value
$306,000,000.(b) 300,000,000 300,000,000
Barclays Capital, Inc., 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase price
$70,000,097, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.10% -
1.00%, maturing 4/15/2022
- 2/15/2047; total market
value $71,400,066.(b) 70,000,000 70,000,000
MUFG Securities Ltd.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $250,000,347,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 4.50%, maturing
6/1/2036 - 6/1/2051;
total market value
$255,000,000.(b) 250,000,000 250,000,000
Nomura Securities Co. Ltd.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $40,000,056,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 3.00%, maturing
4/1/2046 - 8/1/2050; total
market value $40,800,000.
(b) 40,000,000 40,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities
Inc., 0.05%, dated
6/30/2021, due 7/1/2021,
repurchase price
$95,000,132, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 5.00%, maturing
4/30/2023 - 6/20/2051;
total market value
$96,900,055.(b) 95,000,000 95,000,000
Royal Bank of Canada,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $110,000,153,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 22.42%, maturing
11/20/2026 - 5/20/2051;
total market value
$118,740,757.(b) 110,000,000 110,000,000
Total Repurchase Agreements
(cost $865,000,000) 865,000,000
Total Investments
(cost $1,893,916,380) — 102.1% 1,893,916,380
Liabilities in excess of other assets — (2.1)% (39,771,384)
NET ASSETS — 100.0%
$1,854,144,996
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 85
Asset-Backed Securities 23.3%
Principal
Amount ($) Value ($)
Airlines 1.2%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,712,343 6,795,767
American Airlines Pass-
Through Trust
Series 2015-1, Class B,
3.70%, 5/1/2023 1,893,734 1,855,199
Series 2015-2, Class B,
4.40%, 9/22/2023 2,776,464 2,716,808
Series 2016-3, Class B,
3.75%, 10/15/2025 2,417,302 2,333,566
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,002,315 6,952,764
20,654,104
Automobiles 1.5%
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,165,999
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,086,321
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 1,340,495 1,349,676
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,305,744 1,315,730
Foursight Capital Automobile
Receivables Trust
Series 2020-1, Class A2,
1.97%, 9/15/2023(a) 380,544 381,427
Series 2020-1, Class A3,
2.05%, 10/15/2024(a) 3,150,000 3,181,513
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 1,666,667 1,683,341
Series 2019-2A, Class A2,
2.07%, 10/15/2024(a) 4,000,000 4,089,235
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 3,816,061 3,832,254
27,085,496
Electric Utilities 0.6%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 10,561,718 10,850,744
Home Equity 1.5%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.35%,
1/25/2037(b) 4,314,146 4,316,225
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.83%,
8/25/2035(b) 2,246,773 2,251,472
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.85%,
1/25/2035(b) 3,544,675 3,539,908
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.34%, 1/25/2036(b) 1,031,825 1,033,842
RASC Trust, Series 2005-
KS12, Class M2, 0.78%,
1/25/2036(b) 10,015,799 9,992,612
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.80%, 11/25/2035(b) 3,773,615 3,770,870
Series 2006-WF2, Class
M1, 0.42%, 12/25/2036(b) 2,188,641 2,179,037
27,083,966
Other 18.5%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,512,330 3,709,113
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,322,614 10,986,892
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.21%, 4/25/2031(a)(b) 5,000,000 4,985,815
Series 2018-22A, Class B,
1.63%, 4/25/2031(a)(b) 5,000,000 4,968,100
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.88%, 7/24/2029(a)(b) 9,000,000 9,000,279
Apidos CLO XXXV
Series 2021-35A, Class A,
1.25%, 4/20/2034(a)(b) 7,600,000 7,605,449
Series 2021-35A, Class B,
1.60%, 4/20/2034(a)(b) 1,900,000 1,900,644
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.46%,
10/25/2031(a)(b) 2,700,000 2,701,480
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.24%, 4/15/2034(a)
(b) 10,500,000 10,505,555
Series 2017-44A, Class
A3R1, 1.81%, 4/15/2034(a)
(b) 4,500,000 4,502,362
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,733,428 2,793,210

86 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 3,110,788 3,177,727
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,585,123 1,621,834
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
1.33%, 4/15/2034(a)(b) 7,000,000 6,991,698
Series 2021-1A, Class A2,
1.64%, 4/15/2034(a)(b) 3,000,000 2,997,696
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 545,894 548,041
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,867,088 1,887,572
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 3,592,127 3,633,046
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR,
1.26%, 4/20/2034(a)(b) 10,000,000 10,003,590
Series 2013-1A, Class BRR,
1.53%, 4/20/2034(a)(b) 7,000,000 7,002,499
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.19%, 1/20/2031(a)(b) 3,000,000 3,000,873
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.54%, 10/17/2030(a)(b) 8,500,000 8,500,289
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 2,582,136 2,697,991
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,841,923 1,895,889
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 431,281 436,189
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 3,592,217 3,592,633
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 32,215 33,167
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 924,043 973,682
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 1.19%, 1/20/2033(a)(b) 19,500,000 19,503,100
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 7,098,686 7,272,228
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 357,446 377,875
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 465,360 489,915
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.20%, 7/15/2034(a)(b) 16,000,000 15,999,968
Series 2021-2A, Class B,
1.68%, 7/15/2034(a)(b) 5,500,000 5,499,978
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.08%, 7/17/2037(a)(b) 4,523,627 4,523,626
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.45%,
10/25/2031(a)(b) 10,600,000 10,609,243
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 8,070,938 8,480,320
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.18%, 1/20/2032(a)(b) 2,000,000 2,000,344
Series 2019-32A, Class BR,
1.59%, 1/20/2032(a)(b) 1,000,000 997,179
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.49%, 10/20/2032(a)(b) 10,400,000 10,415,330
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
1.25%, 4/16/2033(a)(b) 11,000,000 11,025,663
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 6,600,000 6,601,392
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 900,000 901,436
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 9,015,494
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 602,477
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.96%,
5/20/2031(a)(b) 10,000,000 10,006,110
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,628,961 2,793,575
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 2,380,391 2,474,731
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.23%, 7/15/2035(a)
(b) 4,900,000 4,903,195
Series 2017-1A, Class A2B,
1.68%, 7/15/2035(a)(b) 2,050,000 2,050,078
Southwick Park CLO LLC
Series 2019-4A, Class A1,
1.49%, 7/20/2032(a)(b) 14,500,000 14,507,627
Series 2019-4A, Class B1,
1.94%, 7/20/2032(a)(b) 2,500,000 2,500,182

NVIT Short Term Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 87
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Towd Point Mortgage Trust
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,021,423 3,172,530
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 643,684 681,006
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 6,927,806 7,207,855
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,992,474 14,291,666
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,187,045 5,407,870
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 16,000,000 15,999,968
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 5,500,000 5,499,978
328,465,254
Total Asset-Backed Securities
(cost $412,023,295)
414,139,564
Collateralized Mortgage Obligations 5.4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 6,676,708 6,721,746
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,062,108 1,082,694
FHLMC REMICS, Series
3616, Class PA, 4.50%,
11/15/2039 3,073 3,077
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 3,842 3,880
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.75%, 10/25/2035(b) 1,359,132 1,360,802
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 6,912,098 7,112,960
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 6,284,227 6,654,316
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 2,813,119 2,997,666
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,303,547 1,393,608
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,370,440 1,455,176
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 3,455,739 3,675,399
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 4,822,502 5,148,299
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,117,567 2,266,363
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,273,809 2,399,953
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 3,564,770 3,817,737
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 5,353,791 5,632,325
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 3,580,619 3,772,510
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,391,745 1,483,582
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 8,515,747 9,236,115
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 2,323,169 2,488,680
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 5,511,996 5,795,865
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 4,139,026 4,370,413
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 7,063,743 7,301,973
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 31,188
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 384,115 387,940
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 9,551,181 9,800,374
Total Collateralized Mortgage Obligations
(cost $93,762,477)
96,394,641
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 4,003,289
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 1.10%, 12/15/2048(b) 20,533,222 214,708
Total Commercial Mortgage-Backed
Securities
(cost $4,226,968) 4,217,997
Corporate Bonds 21.4%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 3,173,027
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,754,852
5,927,879

88 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.7%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a) 5,000,000 5,363,609
2.70%, 6/14/2024(a) 3,000,000 3,158,817
Nissan Motor Acceptance
Corp. ,
2.00%, 3/9/2026(a)(d) 2,360,000 2,374,912
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 640,000 683,408
11,580,746
Banks 4.5%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 1.35%,
1/20/2023(e) 5,000,000 5,029,220
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,936,430
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 5,343,921
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 5,260,707
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 5,011,899
4.40%, 6/10/2025 7,000,000 7,817,735
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(d) 2,075,000 2,075,041
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,133,977
4.63%, 12/1/2023 2,386,000 2,609,044
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,998,320
ING Groep NV ,
3.15%, 3/29/2022(d) 5,000,000 5,107,408
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 3,125,731
(SOFR + 0.42%), 0.56%,
2/16/2025(d)(e) 11,104,000 11,043,380
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,527,199
79,020,012
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a)(d) 5,000,000 5,557,184
Biotechnology 0.7%
AbbVie, Inc. ,
3.45%, 3/15/2022 10,000,000 10,168,626
2.60%, 11/21/2024 2,000,000 2,108,894
12,277,520
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025 3,750,000 3,899,136
Capital Markets 2.4%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 8,000,000 8,322,997
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 4,000,000 4,013,917
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,155,368
3.75%, 5/22/2025 2,000,000 2,187,891
MSCI, Inc. ,
5.38%, 5/15/2027(a) 1,870,000 1,991,550
UBS AG ,
7.50%, 7/15/2025 5,000,000 6,134,270
UBS Group AG ,
2.65%, 2/1/2022(a) 9,000,000 9,127,125
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 4,028,807
42,961,925
Chemicals 0.2%
Ashland LLC ,
4.75%, 8/15/2022(c) 1,810,000 1,872,006
CF Industries, Inc. ,
3.45%, 6/1/2023 1,820,000 1,899,625
3,771,631
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
3.81%, 1/9/2024 1,850,000 1,934,415
Containers & Packaging 0.4%
Ball Corp. ,
4.00%, 11/15/2023(d) 2,420,000 2,561,885
Berry Global, Inc. ,
5.13%, 7/15/2023(d) 2,320,000 2,322,320
Crown Americas LLC ,
4.50%, 1/15/2023 920,000 963,700
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,000,000 1,980,000
7,827,905
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 1,992,000 1,973,359
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 884,000 913,667
Lumen Technologies, Inc. ,
Series T, 5.80%,
3/15/2022(d) 1,380,000 1,420,144
4,307,170
Electric Utilities 1.2%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(a) 4,650,000 4,580,239

NVIT Short Term Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 89
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 11,891,135
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,763,304
3.70%, 1/30/2027(a) 1,250,000 1,335,514
5.63%, 2/15/2027(a) 1,000,000 1,037,500
20,607,692
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.88%, 10/15/2023(a) 1,880,000 2,015,382
Entertainment 0.2%
Walt Disney Co. (The) ,
3.70%, 3/23/2027 3,250,000 3,643,251
Equity Real Estate Investment Trusts (REITs) 0.3%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 2,015,000 2,070,205
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 1,870,000 2,025,121
Spirit Realty LP ,
2.10%, 3/15/2028 1,500,000 1,493,787
5,589,113
Food Products 0.4%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 4,625,000 4,925,322
3.88%, 5/15/2027 1,500,000 1,648,160
6,573,482
Health Care Providers & Services 0.6%
CVS Health Corp. ,
3.70%, 3/9/2023 4,646,000 4,892,848
3.63%, 4/1/2027 4,000,000 4,432,620
HCA, Inc. ,
5.88%, 5/1/2023 1,830,000 1,988,661
11,314,129
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 1,870,000 1,935,450
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,000,000 1,041,250
Household Durables 0.1%
Newell Brands, Inc. ,
4.35%, 4/1/2023(c) 1,870,000 1,958,825
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 8,260,367
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,071,641
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 6,250,924
21,582,932
Machinery 0.1%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 1,850,000 1,949,437
Media 1.1%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 6,000,000 6,797,466
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 8,132,743
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 1,870,000 1,963,593
Sirius XM Radio, Inc. ,
4.63%, 7/15/2024(a) 1,860,000 1,909,104
18,802,906
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,393,592
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,299,600
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,924,030
DCP Midstream Operating LP ,
3.88%, 3/15/2023(d) 1,190,000 1,234,625
Marathon Oil Corp. ,
3.85%, 6/1/2025 3,000,000 3,267,240
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,832,950
Occidental Petroleum Corp. ,
2.70%, 2/15/2023 1,840,000 1,880,848
ONEOK, Inc. ,
6.35%, 1/15/2031(d) 2,000,000 2,586,324
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024(d) 4,000,000 4,488,741
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,920,777
33,828,727
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 5,676,000 6,055,090
Royalty Pharma plc ,
0.75%, 9/2/2023(a)(d) 9,957,000 9,986,241
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 10,210,000 10,684,550
Viatris , Inc. ,
1.65%, 6/22/2025(a)(d) 5,000,000 5,057,356
31,783,237

90 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,261,674
Road & Rail 0.6%
Ashtead Capital, Inc. ,
4.13%, 8/15/2025(a) 7,500,000 7,678,125
4.00%, 5/1/2028(a) 2,000,000 2,102,500
9,780,625
Semiconductors & Semiconductor Equipment 0.2%
QUALCOMM, Inc. ,
1.30%, 5/20/2028 4,200,000 4,108,127
Technology Hardware, Storage & Peripherals 0.1%
EMC Corp. ,
3.38%, 6/1/2023 930,000 966,000
HP, Inc. ,
3.40%, 6/17/2030 562,000 601,921
1,567,921
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
5.38%, 5/15/2025(a)(d) 1,860,000 1,969,275
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,215,718
5.70%, 10/22/2023(a) 6,800,000 7,528,048
10,743,766
Trading Companies & Distributors 0.1%
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 1,840,000 1,904,014
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
4.00%, 4/15/2022 1,870,000 1,903,426
2.63%, 4/15/2026 1,000,000 1,022,500
2,925,926
Total Corporate Bonds
(cost $371,167,560)
379,952,664
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF(d) 186,220 10,206,718
Total Exchange Traded Fund
(cost $10,011,187)
10,206,718
Loan Participation 0.1%
Principal
Amount ($) Value ($)
Software 0.1%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
1.85%, 5/30/2025 (e) 935,745 935,745
0
Total Loan Participation
(cost $938,062) 935,745
Mortgage-Backed Securities 5.8%
FHLMC Non Gold Pool
Pool# 1Q0648
2.01%, 6/1/2037(b) 257,515 271,712
Pool# 1B3601
2.57%, 10/1/2037(b) 118,936 118,832
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 9,549,506
9,670,809
FNMA Pool
Pool# 747271
2.34%, 7/1/2034(b) 237,670 242,699
Pool# 886345
2.31%, 8/1/2036(b) 30,944 30,973
Pool# 949691
2.36%, 9/1/2037(b) 68,961 69,114
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 4,170,672
4,482,646
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2036 25,000,000
25,301,270
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 7/25/2051 27,000,000 27,261,563
2.50%, 7/25/2051 34,000,000 35,166,094
Total Mortgage-Backed Securities
(cost $102,332,428)
102,615,712
U.S. Treasury Obligations 42.4%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,562,109
U.S. Treasury Notes
0.13%, 6/30/2022 29,700,000 29,706,961
2.00%, 11/30/2022 10,000,000 10,258,594
2.13%, 12/31/2022 5,135,000 5,284,236
0.13%, 3/31/2023 (d) 50,000,000 49,923,828
0.25%, 4/15/2023 (d) 145,000,000 145,079,298
0.13%, 10/15/2023 (d) 40,000,000 39,828,125
2.50%, 1/31/2024 24,000,000 25,320,937
0.38%, 4/15/2024 44,000,000 43,948,437
2.00%, 5/31/2024 51,000,000 53,296,992
0.25%, 6/15/2024 (d) 30,000,000 29,817,188
1.75%, 7/31/2024 (d) 100,000,000 103,917,969
2.38%, 8/15/2024 50,000,000 52,935,547
2.25%, 10/31/2024 5,000,000 5,283,398
2.25%, 11/15/2024 8,000,000 8,456,875
2.00%, 8/15/2025 (d) 15,000,000 15,785,156

NVIT Short Term Bond Fund - June 30, 2021 (Unaudited) - Statement of Investments - 91
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 11/15/2025 4,000,000 4,255,625
2.63%, 1/31/2026 54,000,000 58,412,813
1.50%, 2/15/2030 (d) 67,000,000 67,662,148
Total U.S. Treasury Obligations
(cost $749,073,556)
754,736,236
Repurchase Agreements 5.4%
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $7,092,387,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $7,234,225. (f)(g) 7,092,377 7,092,377
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $35,000,049,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$35,700,051. (f)(g) 35,000,000 35,000,000
MetLife, Inc.
0.06%, dated 6/30/2021,
due 7/1/2021, repurchase
price $20,000,034,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $20,408,198. (f)(g) 20,000,000 20,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $34,494,077,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $35,183,880. (f)(g) 34,494,000 34,494,000
Total Repurchase Agreements
(cost $96,586,377)
96,586,377
Total Investments
(cost $1,840,121,910) — 104.6%
1,859,785,654
Liabilities in excess of other
assets — (4.6)% (81,072,593)
NET ASSETS — 100.0%
$ 1,778,713,061
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$590,699,443 which represents 33.21% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(d) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $174,737,563, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $96,586,377 and by $82,284,522 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/22/2021 – 2/15/2051, a total value of $178,870,899.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $96,586,377.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange

92 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 1,593 9/2021 USD 350,970,258 (535,244)
(535,244)
Short Contracts
U.S. Treasury 5 Year Note (1,377) 9/2021 USD (169,962,680) 379,785
U.S. Treasury 10 Year Note (181) 9/2021 USD (23,982,500) (140,496)
U.S. Treasury 10 Year Ultra Note (811) 9/2021 USD (119,381,734) (1,995,047)
(1,755,758)
(2,291,002)
As of June 30, 2021, the Fund had $3,064,665 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

94 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund NVIT Core Bond Fund
Assets:
Investment securities, at value
*
$ 282,433,482 $ 1,402,000,186
Repurchase agreement, at value 10,801,637 34,084,598
Cash 13,905,661 85,700,144
Cash pledged for swap contracts 6,085,644 466,641
Restricted cash, collateral for TBAs — 90,480
Deposits with broker for futures contracts 3,545,382 3,128,870
Foreign currencies, at value 3,646 —
Interest receivable 2,332,495 6,812,825
Security lending income receivable 2,941 3,990
Receivable for investments sold — 445,255
Receivable for capital shares issued 117,417 118,896
Reclaims receivable — —
Receivable for variation margin on futures contracts — 199,813
Receivable for variation margin on centrally cleared swap contracts 28,494 3,434
Unrealized appreciation on forward foreign currency contracts (Note
2) 335,200 —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 1,236 5,846
Total Assets 319,593,235 1,533,060,978
Liabilities:
Payable for investments purchased 3,809,975 106,575,586
Payable for capital shares redeemed 491 388,562
Payable for variation margin on futures contracts 312,515 —
Payable upon return of securities loaned (Note 2) 10,801,637 34,084,598
Accrued expenses and other payables:
Investment advisory fees 137,169 450,702
Fund administration fees 65,308 123,179
Distribution fees — 24,669
Administrative servicing fees 36,272 17,401
Accounting and transfer agent fees 1,369 2,430
Trustee fees 132 791
Custodian fees 2,348 13,635
Compliance program costs (Note 3) 287 1,451
Professional fees 29,047 32,024
Printing fees 45,093 11,655
Other 2,856 8,398
Total Liabilities 15,244,499 141,735,081
Net Assets $ 304,348,736 $ 1,391,325,897
* Includes value of securities on loan (Note 2) 22,215,117 105,233,269
Cost of investment securities 273,971,088 1,357,954,199
Cost of repurchase agreement 10,801,637 34,084,598
Cost of foreign currencies 3,704 —
Represented by:
Capital $ 292,151,801 $ 1,297,506,278
Total distributable earnings (loss) 12,196,935 93,819,619
Net Assets $ 304,348,736 $ 1,391,325,897

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 95
NVIT Core Plus Bond
Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 1,771,625,479 $ 193,147,727 $ 126,643,692
44,166,154 — —
287,346 9,252,846 1,649,958
— — —
— — —
2,027,548 — —
106,029 — —
10,332,889 776,111 1,905,667
11,856 — —
17,356,541 5,520,242 4,232
212,962 29,665 27,578
47,752 — —
— — —
— — —
— — —
— 16,459 6,874
7,100 876 526
1,846,181,656 208,743,926 130,238,527
157,885,371 7,097,140 832,388
404,912 39,953 102,323
335,690 — —
44,166,154 — —
596,394 93,405 69,464
137,890 66,699 62,239
19,021 2,371 —
12,867 3,678 19,621
10,161 5,449 2,951
1,019 113 72
14,754 1,772 1,829
1,721 207 127
35,261 23,690 27,283
11,168 11,146 10,892
9,745 4,028 3,692
203,642,128 7,349,651 1,132,881
$ 1,642,539,528 $ 201,394,275 $ 129,105,646
120,491,979 — —
1,720,366,624 191,313,007 121,863,904
44,166,154 — —
95,623 — —
$ 1,506,904,670 $ 198,595,129 $ 126,433,602
135,634,858 2,799,146 2,672,044
$ 1,642,539,528 $ 201,394,275 $ 129,105,646

96 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund NVIT Core Bond Fund
Net Assets:
Class I Shares $ 304,348,736 $ 20,745,288
Class II Shares — 121,473,705
Class Y Shares — 1,249,106,904
Total $ 304,348,736 $ 1,391,325,897
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 31,657,949 1,830,905
Class II Shares — 10,772,185
Class Y Shares — 110,238,938
Total 31,657,949 122,842,028
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9.61 $ 11.33
Class II Shares $ — $ 11.28
Class Y Shares $ — $ 11.33
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 97
NVIT Core Plus Bond
Fund
NVIT DoubleLine Total
Return Tactical Fund
NVIT Federated High
Income Bond Fund
$ 11,485,061 $ 5,555 $ 129,105,646
92,876,843 19,722,210 —
1,538,177,624 181,666,510 —
$ 1,642,539,528 $ 201,394,275 $ 129,105,646
943,143 534 19,000,873
7,642,143 1,944,900 —
125,752,607 17,850,988 —
134,337,893 19,796,422 19,000,873
$ 12.18 $ 10.39 $ 6.79
$ 12.15 $ 10.14 $ —
$ 12.23 $ 10.18 $ —

98 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Assets:
Investment securities, at value
*
$ 441,985,963 $ 1,028,916,380
Repurchase agreement, at value 9,185,378 865,000,000
Cash 20,687,155 214,178
Deposits with broker for futures contracts — —
Interest receivable 1,632,788 72,641
Security lending income receivable 713 —
Receivable for investments sold 17,660 —
Receivable for capital shares issued 96,294 1,420,445
Receivable for variation margin on futures contracts 16,974 —
Prepaid expenses 1,970 212,759
Total Assets 473,624,895 1,895,836,403
Liabilities:
Payable for investments purchased 21,127,642 37,988,954
Payable for capital shares redeemed 44,110 3,474,663
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 9,185,378 —
Accrued expenses and other payables:
Investment advisory fees 172,533 —
Fund administration fees 73,061 149,520
Distribution fees 1,587 —
Administrative servicing fees 72,550 —
Accounting and transfer agent fees 875 1,100
Trustee fees 357 2,211
Custodian fees 4,637 2,710
Compliance program costs (Note 3) 482 2,066
Professional fees 22,006 24,214
Printing fees 27,535 40,508
Other 2,982 5,461
Total Liabilities 30,735,735 41,691,407
Net Assets $ 442,889,160 $ 1,854,144,996
* Includes value of securities on loan (Note 2) 8,959,826 —
Cost of investment securities 426,171,856 1,028,916,380
Cost of repurchase agreement 9,185,378 865,000,000
Represented by:
Capital $ 431,700,809 $ 1,854,144,902
Total distributable earnings (loss) 11,188,351 94
Net Assets $ 442,889,160 $ 1,854,144,996

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 99
NVIT Short Term Bond
Fund
$ 1,763,199,277
96,586,377
93,298,580
3,112,441
7,487,626
12,160
26,349,402
443,404
—
7,877
1,990,497,144
113,492,881
402,552
483,976
96,586,377
504,551
146,992
40,610
48,908
3,194
1,540
15,695
1,940
34,492
10,348
10,027
211,784,083
$ 1,778,713,061
174,737,563
1,743,535,533
96,586,377
$ 1,780,378,122
(1,665,061)
$ 1,778,713,061

100 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond
Fund
NVIT Government Money
Market Fund
Net Assets:
Class I Shares $ 423,114,758 $ 895,987,847
Class II Shares 7,740,416 145,876,570
Class IV Shares 12,028,166 34,661,851
Class V Shares — 642,048,332
Class Y Shares 5,820 135,570,396
Total $ 442,889,160 $ 1,854,144,996
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 38,162,935 895,993,863
Class II Shares 700,800 145,874,918
Class IV Shares 1,085,652 34,662,238
Class V Shares — 642,053,776
Class Y Shares 525 135,569,944
Total 39,949,912 1,854,154,739
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11.09 $ 1.00
Class II Shares $ 11.05 $ 1.00
Class IV Shares $ 11.08 $ 1.00
Class V Shares $ — $ 1.00
Class Y Shares $ 11.09 $ 1.00
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 101
NVIT Short Term Bond
Fund
$ 191,908,424
198,918,174
—
—
1,387,886,463
$ 1,778,713,061
18,362,463
19,131,240
—
—
132,607,370
170,101,073
$ 10.45
$ 10.40
$ —
$ —
$ 10.47

102 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
NVIT Core Bond
Fund
INVESTMENT INCOME:
Interest income $ 7,141,470 $ 15,444,282
Dividend income 63,711 —
Income from securities lending (Note 2) 18,545 19,846
Total Income 7,223,726 15,464,128
EXPENSES:
Investment advisory fees 801,263 2,668,605
Fund administration fees 71,070 214,207
Distribution fees Class II Shares — 144,938
Administrative servicing fees Class I Shares 211,765 16,000
Administrative servicing fees Class II Shares — 86,963
Professional fees 31,520 48,373
Printing fees 25,328 11,013
Trustee fees 4,143 20,027
Custodian fees 6,290 25,874
Accounting and transfer agent fees 7,267 5,891
Compliance program costs (Note 3) 528 2,539
Other 3,318 17,718
Total expenses before fees waived and expenses reimbursed 1,162,492 3,262,148
Distribution fees waived - Class II (Note 3) — —
Investment advisory fees voluntarily waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) — —
Total Expenses 1,162,492 3,262,148
NET INVESTMENT INCOME 6,061,234 12,201,980
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 8,193,364 5,019,239
Expiration or closing of futures contracts (Note 2) 5,030,387 (8,197,711)
Settlement of forward foreign currency contracts (Note 2) (146,697) —
Foreign currency transactions (Note 2) (103,100) —
Expiration or closing of option contracts written (Note 2) — 196,300
Expiration or closing of swap contracts (Note 2) (10,767,838) (61,644)
Net realized gains (losses) 2,206,116 (3,043,816)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,483,776) (23,982,074)
Futures contracts (Note 2) (1,883,812) 1,474,864
Forward foreign currency contracts (Note 2) 373,826 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 190,099 —
Swap contracts (Note 2) 6,807,863 (191,166)
Net change in unrealized appreciation/depreciation 4,004,200 (22,698,376)
Net realized/unrealized gains (losses) 6,210,316 (25,742,192)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 12,271,550 $ (13,540,212)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 103
NVIT Core Plus
Bond Fund
NVIT DoubleLine
Total Return Tactical
Fund
$ 21,486,274 $ 2,830,997
— 83,031
81,745 —
21,568,019 2,914,028
3,604,807 569,192
250,250 63,441
118,540 23,130
8,470 2
71,125 23,130
56,731 25,493
9,954 3,016
24,008 2,894
34,024 3,497
27,523 14,105
3,049 369
20,961 1,150
4,229,442 729,419
— (9,252)
(15,052) —
— (112,728)
4,214,390 607,439
17,353,629 2,306,589
10,998,235 (1,945,971)
6,560,121 —
— —
— —
— —
— —
17,558,356 (1,945,971)
(40,561,378) (663,736)
(2,002,601) —
— —
(4,765) —
— —
(42,568,744) (663,736)
(25,010,388) (2,609,707)
$ (7,656,759) $ (303,118)

104 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
INVESTMENT INCOME:
Interest income $ 3,339,977 $ 4,407,840
Dividend income 32,585 —
Income from securities lending (Note 2) — 5,745
Total Income 3,372,562 4,413,585
EXPENSES:
Investment advisory fees 406,971 1,087,538
Fund administration fees 53,254 92,227
Distribution fees Class II Shares — 9,745
Administrative servicing fees Class I Shares 92,445 318,901
Administrative servicing fees Class II Shares — 5,847
Administrative servicing fees Class IV Shares — 8,895
Administrative servicing fees Class V Shares — —
Professional fees 25,959 25,225
Printing fees 10,453 23,305
Trustee fees 1,815 6,649
Custodian fees 2,056 8,846
Accounting and transfer agent fees 9,547 2,575
Compliance program costs (Note 3) 231 842
Other 759 4,985
Total expenses before fees waived and expenses reimbursed 603,490 1,595,580
Distribution fees voluntarily waived - Class II (Note 3) — —
Investment advisory fees waived (Note 3) — (33,368)
Investment advisory fees voluntarily waived (Note 3) — —
Administrative servicing fees voluntarily waived - Class II (Note 3) — —
Administrative servicing fees voluntarily waived - Class IV (Note 3) — —
Administrative servicing fees voluntarily waived - Class V (Note 3) — —
Administrative servicing fees waived - Class I (Note 3) — —
Expenses reimbursed by adviser (Note 3) (41,823) —
Total Expenses 561,667 1,562,212
NET INVESTMENT INCOME/(LOSS) 2,810,895 2,851,373
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 176,415 (174,120)
Expiration or closing of futures contracts (Note 2) — (1,961,132)
Net realized gains (losses) 176,415 (2,135,252)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,531,900 (9,497,468)
Futures contracts (Note 2) — 501,631
Net change in unrealized appreciation/depreciation 1,531,900 (8,995,837)
Net realized/unrealized gains (losses) 1,708,315 (11,131,089)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,519,210 $ (8,279,716)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 105
NVIT Government
Money Market Fund
NVIT Short Term
Bond Fund
$ 683,509 $ 13,686,541
— 77,083
— 50,408
683,509 13,814,032
2,738,512 3,086,709
278,642 275,399
184,808 243,856
692,736 147,709
110,885 146,315
25,731 —
318,709 —
52,664 58,933
47,920 11,601
27,279 26,674
22,811 34,792
2,137 7,325
3,515 3,386
22,602 22,911
4,528,951 4,065,610
(184,808) —
— —
(2,512,561) —
(110,885) —
(25,731) —
(318,709) —
(692,736) —
— —
683,521 4,065,610
(12) 9,748,422
107 5,234,834
— 11,609,708
107 16,844,542
— (20,422,866)
— (2,464,415)
— (22,887,281)
107 (6,042,739)
$ 95 $ 3,705,683

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 6,061,234 $ 12,191,456
Net realized gains (losses) 2,206,116 3,809,706
Net change in unrealized appreciation/depreciation 4,004,200 (6,786,235)
Change in net assets resulting from operations 12,271,550 9,214,927
Distributions to Shareholders From:
Distributable earnings:
Class I — (9,023,050)
Class II — —
Class Y — —
Change in net assets from shareholder distributions — (9,023,050)
Change in net assets from capital transactions 16,590,314 (8,866,864)
Change in net assets 28,861,864 (8,674,987)
Net Assets:
Beginning of period 275,486,872 284,161,859
End of period $ 304,348,736 $ 275,486,872
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 37,106,677 $ 30,023,147
Dividends reinvested — 9,023,050
Cost of shares redeemed (20,516,363) (47,913,061)
Total Class I Shares 16,590,314 (8,866,864)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 16,590,314 $ (8,866,864)
SHARE TRANSACTIONS:
Class I Shares
Issued 3,904,825 3,407,014
Reinvested — 989,369
Redeemed (2,175,573) (5,543,577)
Total Class I Shares 1,729,252 (1,147,194)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 1,729,252 (1,147,194)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 107
NVIT Core Bond Fund NVIT Core Plus Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 12,201,980 $ 32,960,711 $ 17,353,629 $ 40,887,273
(3,043,816) 38,716,698 17,558,356 66,771,254
(22,698,376) 26,440,346 (42,568,744) 44,145,832
(13,540,212) 98,117,755 (7,656,759) 151,804,359
— (656,915) — (338,073)
— (2,936,946) — (2,217,053)
— (37,282,825) — (45,546,731)
— (40,876,686) — (48,101,857)
18,076,804 (91,547,232) (23,092,390) (118,633,397)
4,536,592 (34,306,163) (30,749,149) (14,930,895)
1,386,789,305 1,421,095,468 1,673,288,677 1,688,219,572
$ 1,391,325,897 $ 1,386,789,305 $ 1,642,539,528 $ 1,673,288,677
$ 1,261,037 $ 9,436,037 $ 1,887,974 $ 5,921,581
— 656,915 — 338,073
(3,228,565) (7,117,047) (3,008,317) (3,231,557)
(1,967,528) 2,975,905 (1,120,343) 3,028,097
16,011,313 30,460,296 17,820,394 31,593,154
— 2,936,946 — 2,217,053
(6,623,916) (28,960,697) (22,070,131) (20,244,180)
9,387,397 4,436,545 (4,249,737) 13,566,027
93,672,137 46,376,275 84,969,139 58,435,141
— 37,282,825 — 45,546,731
(83,015,202) (182,618,782) (102,691,449) (239,209,393)
10,656,935 (98,959,682) (17,722,310) (135,227,521)
$ 18,076,804 $ (91,547,232) $ (23,092,390) $ (118,633,397)
111,921 829,815 156,520 488,399
— 57,327 — 27,722
(287,244) (627,132) (248,204) (268,973)
(175,323) 260,010 (91,684) 247,148
1,425,149 2,691,417 1,476,010 2,627,629
— 257,161 — 181,951
(592,147) (2,563,520) (1,839,547) (1,726,400)
833,002 385,058 (363,537) 1,083,180
8,346,494 4,056,930 7,011,799 4,882,343
— 3,255,991 — 3,722,088
(7,383,876) (15,925,046) (8,474,866) (19,787,757)
962,618 (8,612,125) (1,463,067) (11,183,326)
1,620,297 (7,967,057) (1,918,288) (9,852,998)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 2,306,589 $ 4,559,949
Net realized gains (losses) (1,945,971) 2,693,935
Net change in unrealized appreciation/depreciation (663,736) (54,462)
Change in net assets resulting from operations (303,118) 7,199,422
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,993)
Class II — (398,717)
Class IV — —
Class Y — (4,691,676)
Change in net assets from shareholder distributions — (5,093,386)
Change in net assets from capital transactions 3,112,365 10,577,038
Change in net assets 2,809,247 12,683,074
Net Assets:
Beginning of period 198,585,028 185,901,954
End of period $ 201,394,275 $ 198,585,028
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ 750,000
Dividends reinvested — 2,993
Cost of shares redeemed — (1,257,049)
Total Class I Shares — (504,056)
Class II Shares
Proceeds from shares issued 6,570,024 26,180,386
Dividends reinvested — 398,717
Cost of shares redeemed (5,013,826) (21,006,520)
Total Class II Shares 1,556,198 5,572,583
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 17,946,087 29,627,187
Dividends reinvested — 4,691,676
Cost of shares redeemed (16,389,920) (28,810,352)
Total Class Y Shares 1,556,167 5,508,511
Change in net assets from capital transactions $ 3,112,365 $ 10,577,038

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 109
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 2,810,895 $ 5,981,125 $ 2,851,373 $ 7,797,477
176,415 (1,439,789) (2,135,252) 9,047,075
1,531,900 1,973,355 (8,995,837) 11,711,499
4,519,210 6,514,691 (8,279,716) 28,556,051
— (6,149,472) — (9,117,076)
— — — (135,267)
— — — (253,173)
— — — (133)
— (6,149,472) — (9,505,649)
3,344,331 (9,772,832) 3,094,278 (35,638,818)
7,863,541 (9,407,613) (5,185,438) (16,588,416)
121,242,105 130,649,718 448,074,598 464,663,014
$ 129,105,646 $ 121,242,105 $ 442,889,160 $ 448,074,598
$ 11,447,683 $ 36,480,324 $ 39,445,158 $ 177,493,503
— 6,149,472 — 9,117,076
(8,103,352) (52,402,628) (36,830,894) (217,060,438)
3,344,331 (9,772,832) 2,614,264 (30,449,859)
— — 2,467,307 12,242,345
— — — 135,267
— — (1,948,810) (17,204,181)
— — 518,497 (4,826,569)
— — 509,306 1,904,605
— — — 253,173
— — (547,789) (2,520,301)
— — (38,483) (362,523)
— — — —
— — — 133
— — — —
— — — 133
$ 3,344,331 $ (9,772,832) $ 3,094,278 $ (35,638,818)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued — 75,167
Reinvested — 290
Redeemed — (121,856)
Total Class I Shares — (46,399)
Class II Shares
Issued 649,470 2,547,215
Reinvested — 39,197
Redeemed (496,750) (2,080,751)
Total Class II Shares 152,720 505,661
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 1,775,452 2,899,884
Reinvested — 460,596
Redeemed (1,620,219) (2,828,735)
Total Class Y Shares 155,233 531,745
Total change in shares 307,953 991,007
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 111
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
1,719,939 5,816,732 3,538,055 15,743,989
— 945,329 — 806,608
(1,218,815) (8,327,197) (3,324,515) (19,155,790)
501,124 (1,565,136) 213,540 (2,605,193)
— — 222,099 1,081,102
— — — 11,976
— — (176,635) (1,515,010)
— — 45,464 (421,932)
— — 46,164 167,505
— — — 22,416
— — (49,327) (221,388)
— — (3,163) (31,467)
— — — —
— — — 12
— — — —
— — — 12
501,124 (1,565,136) 255,841 (3,058,580)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (12) $ 4,199,566
Net realized gains 107 6,127
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 95 4,205,693
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,999,358)
Class II — (258,891)
Class IV — (78,504)
Class Y — (192,048)
Class V — (1,670,615)
Change in net assets from shareholder distributions — (4,199,416)
Change in net assets from capital transactions (102,374,062) 334,249,059
Change in net assets (102,373,967) 334,255,336
Net Assets:
Beginning of period 1,956,518,963 1,622,263,627
End of period $ 1,854,144,996 $ 1,956,518,963
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 187,621,039 $ 663,546,603
Dividends reinvested — 1,999,358
Cost of shares redeemed (255,552,809) (497,148,804)
Total Class I Shares (67,931,770) 168,397,157
Class II Shares
Proceeds from shares issued 115,147,448 422,187,010
Dividends reinvested — 258,891
Cost of shares redeemed (127,979,658) (394,166,635)
Total Class II Shares (12,832,210) 28,279,266
Class IV Shares
Proceeds from shares issued 5,234,173 21,352,087
Dividends reinvested — 78,504
Cost of shares redeemed (5,548,493) (17,451,097)
Total Class IV Shares (314,320) 3,979,494
Class V Shares
Proceeds from shares issued 311,068,702 955,504,884
Dividends reinvested — 1,670,474
Cost of shares redeemed (333,212,421) (912,573,136)
Total Class V Shares (22,143,719) 44,602,222
Class Y Shares
Proceeds from shares issued 211,807,550 409,911,396
Dividends reinvested — 192,048
Cost of shares redeemed (210,959,592) (321,112,524)
Total Class Y Shares 847,958 88,990,920
Change in net assets from capital transactions $ (102,374,062) $ 334,249,059

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 113
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 9,748,422 $ 29,762,211
16,844,542 6,996,002
(22,887,281) 22,426,446
3,705,683 59,184,659
— (4,076,116)
— (3,103,601)
— —
— (29,878,360)
— —
— (37,058,077)
38,910,988 (102,328,525)
42,616,671 (80,201,943)
1,736,096,390 1,816,298,333
$ 1,778,713,061 $ 1,736,096,390
$ 161,618,058 $ 93,374,307
— 4,076,116
(30,005,892) (168,325,861)
131,612,166 (70,875,438)
32,011,331 95,283,828
— 3,103,601
(21,293,230) (85,552,954)
10,718,101 12,834,475
— —
— —
— —
— —
— —
— —
— —
— —
63,429,483 131,419,778
— 29,878,360
(166,848,762) (205,585,700)
(103,419,279) (44,287,562)
$ 38,910,988 $ (102,328,525)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Fixed Income Funds
NVIT Government Money Market Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 187,621,039 663,546,603
Reinvested — 1,999,358
Redeemed (255,552,809) (497,148,804)
Total Class I Shares (67,931,770) 168,397,157
Class II Shares
Issued 115,147,447 422,187,010
Reinvested — 258,891
Redeemed (127,979,658) (394,166,635)
Total Class II Shares (12,832,211) 28,279,266
Class IV Shares
Issued 5,234,173 21,352,087
Reinvested — 78,504
Redeemed (5,548,493) (17,451,097)
Total Class IV Shares (314,320) 3,979,494
Class V Shares
Issued 311,068,702 955,504,884
Reinvested — 1,670,474
Redeemed (333,212,422) (912,573,136)
Total Class V Shares (22,143,720) 44,602,222
Class Y Shares
Issued 211,807,550 409,911,396
Reinvested — 192,048
Redeemed (210,959,592) (321,112,524)
Total Class Y Shares 847,958 88,990,920
Total change in shares (102,374,063) 334,249,059
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 115
NVIT Short Term Bond Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
15,480,274 8,913,387
— 390,597
(2,875,542) (16,125,912)
12,604,732 (6,821,928)
3,077,016 9,216,562
— 298,630
(2,045,852) (8,259,450)
1,031,164 1,255,742
— —
— —
— —
— —
— —
— —
— —
— —
6,059,421 12,559,432
— 2,860,566
(15,941,531) (19,687,250)
(9,882,110) (4,267,252)
3,753,786 (9,833,438)

116 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Amundi Multi Sector
Bond Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 9.20 0.20 0.21 0.41 — — — — $ 9.61 4.46% $ 304,348,736 0.82% 4.29% 0.82% 51.46%
Year Ended December 31,
2020 $ 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) $ 9.20 4.06% $ 275,486,872 0.83% 4.61% 0.83% 101.62%
Year Ended December 31,
2019 $ 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) $ 9.14 9.17% $ 284,161,859 0.82% 4.28% 0.82% 212.51%
Year Ended December 31,
2018 $ 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) $ 8.79 (2.34)% $ 299,846,553 0.82% 3.73% 0.82% 234.11%
Year Ended December 31,
2017 $ 9.13 0.33 0.25 0.58 (0.45) — — (0.45) $ 9.26 6.33% $ 314,720,566 0.82% 3.47% 0.82% 218.04%
Year Ended December 31,
2016 $ 8.68 0.36 0.39 0.75 (0.30) — — (0.30) $ 9.13 8.65% $ 285,691,722 0.88% 3.90% 0.88% 333.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.

Fixed Income Funds - June 30, 2021 (Unaudited) - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Core Bond Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.45 0.09 (0.21) (0.12) — — — $ 11.33 (1.05)% $ 20,745,288 0.60% 1.69% 0.60% 74.58%
Year Ended December 31,
2020 $ 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) $ 11.45 7.01% $ 22,972,694 0.60% 2.20% 0.60% 67.80%
Year Ended December 31,
2019 $ 10.41 0.31 0.62 0.93 (0.33) — (0.33) $ 11.01 8.94% $ 19,226,645 0.59% 2.78% 0.59% 43.79%
Year Ended December 31,
2018 $ 10.80 0.31 (0.36) (0.05) (0.34) — (0.34) $ 10.41 (0.42)% $ 14,298,578 0.59% 2.96% 0.59% 33.67%
Year Ended December 31,
2017 $ 10.66 0.32 0.15 0.47 (0.33) — (0.33) $ 10.80 4.40% $ 15,215,669 0.59% 2.94% 0.59% 37.76%
Year Ended December 31,
2016 $ 10.46 0.32 0.24 0.56 (0.34) (0.02) (0.36) $ 10.66 5.35% $ 15,269,054 0.59% 2.91% 0.59% 65.34%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.41 0.08 (0.21) (0.13) — — — $ 11.28 (1.14)% $ 121,473,705 0.85% 1.44% 0.85% 74.58%
Year Ended December 31,
2020 $ 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) $ 11.41 6.77% $ 113,409,465 0.85% 1.95% 0.85% 67.80%
Year Ended December 31,
2019 $ 10.37 0.28 0.62 0.90 (0.30) — (0.30) $ 10.97 8.70% $ 104,838,783 0.84% 2.54% 0.84% 43.79%
Year Ended December 31,
2018 $ 10.76 0.29 (0.37) (0.08) (0.31) — (0.31) $ 10.37 (0.69)% $ 95,092,147 0.84% 2.71% 0.84% 33.67%
Year Ended December 31,
2017 $ 10.62 0.29 0.15 0.44 (0.30) — (0.30) $ 10.76 4.18% $ 103,549,044 0.84% 2.68% 0.84% 37.76%
Year Ended December 31,
2016 $ 10.43 0.29 0.23 0.52 (0.31) (0.02) (0.33) $ 10.62 5.00% $ 99,499,029 0.84% 2.66% 0.84% 65.34%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.44 0.10 (0.21) (0.11) — — — $ 11.33 (0.96)% $ 1,249,106,904 0.45% 1.84% 0.45% 74.58%
Year Ended December 31,
2020 $ 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) $ 11.44 7.17% $ 1,250,407,146 0.45% 2.36% 0.45% 67.80%
Year Ended December 31,
2019 $ 10.40 0.32 0.63 0.95 (0.35) — (0.35) $ 11.00 9.09% $ 1,297,030,040 0.44% 2.94% 0.44% 43.79%
Year Ended December 31,
2018 $ 10.79 0.33 (0.36) (0.03) (0.36) — (0.36) $ 10.40 (0.27)% $ 1,311,883,993 0.44% 3.11% 0.44% 33.67%
Year Ended December 31,
2017 $ 10.65 0.34 0.15 0.49 (0.35) — (0.35) $ 10.79 4.56% $ 1,454,759,299 0.44% 3.09% 0.44% 37.76%
Year Ended December 31,
2016 $ 10.45 0.33 0.25 0.58 (0.36) (0.02) (0.38) $ 10.65 5.51% $ 1,379,461,323 0.44% 3.07% 0.44% 65.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

118 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Core Plus Bond Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.24 0.12 (0.18) (0.06) — — — $ 12.18 (0.49)% $ 11,485,061 0.65% 2.02% 0.65% 111.20%
Year Ended December 31,
2020 $ 11.52 0.28 0.79 1.07 (0.35) — (0.35) $ 12.24 9.31% $ 12,665,285 0.65% 2.29% 0.65% 201.93%
Year Ended December 31,
2019 $ 10.82 0.32 0.75 1.07 (0.37) — (0.37) $ 11.52 9.89% $ 9,073,143 0.65% 2.78% 0.65% 173.78%
Year Ended December 31,
2018 $ 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) $ 10.82 (1.20)% $ 6,599,863 0.64% 2.78% 0.64% 214.05%
Year Ended December 31,
2017 $ 11.12 0.26 0.18 0.44 (0.30) — (0.30) $ 11.26 3.94% $ 7,097,850 0.64% 2.27% 0.64% 230.72%
Year Ended December 31,
2016 $ 11.11 0.26 0.16 0.42 (0.36) (0.05) (0.41) $ 11.12 3.70% $ 6,202,205 0.64% 2.26% 0.64% 217.66%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.23 0.11 (0.19) (0.08) — — — $ 12.15 (0.65)% $ 92,876,843 0.90% 1.77% 0.90% 111.20%
Year Ended December 31,
2020 $ 11.51 0.25 0.79 1.04 (0.32) — (0.32) $ 12.23 9.04% $ 97,903,246 0.90% 2.05% 0.90% 201.93%
Year Ended December 31,
2019 $ 10.81 0.29 0.75 1.04 (0.34) — (0.34) $ 11.51 9.59% $ 79,673,654 0.90% 2.55% 0.90% 173.78%
Year Ended December 31,
2018 $ 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) $ 10.81 (1.45)% $ 75,781,777 0.89% 2.53% 0.89% 214.05%
Year Ended December 31,
2017 $ 11.10 0.23 0.19 0.42 (0.27) — (0.27) $ 11.25 3.77% $ 80,120,548 0.89% 2.02% 0.89% 230.72%
Year Ended December 31,
2016 $ 11.10 0.23 0.15 0.38 (0.33) (0.05) (0.38) $ 11.10 3.34% $ 81,580,753 0.89% 2.02% 0.89% 217.66%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.28 0.13 (0.18) (0.05) — — — $ 12.23 (0.41)% $ 1,538,177,624 0.50% 2.17% 0.50% 111.20%
Year Ended December 31,
2020 $ 11.56 0.30 0.79 1.09 (0.37) — (0.37) $ 12.28 9.41% $ 1,562,720,146 0.50% 2.46% 0.50% 201.93%
Year Ended December 31,
2019 $ 10.85 0.34 0.75 1.09 (0.38) — (0.38) $ 11.56 10.08% $ 1,599,472,775 0.50% 2.96% 0.50% 173.78%
Year Ended December 31,
2018 $ 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) $ 10.85 (1.05)% $ 1,600,465,409 0.49% 2.93% 0.49% 214.05%
Year Ended December 31,
2017 $ 11.15 0.28 0.17 0.45 (0.31) — (0.31) $ 11.29 4.08% $ 1,791,175,013 0.49% 2.42% 0.49% 230.72%
Year Ended December 31,
2016 $ 11.14 0.28 0.15 0.43 (0.37) (0.05) (0.42) $ 11.15 3.84% $ 1,688,703,398 0.49% 2.42% 0.49% 217.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - June 30, 2021 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT DoubleLine Total
Return Tactical Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.41 0.12 (0.14) (0.02) — — — $ 10.39 (0.19)% $ 5,555 0.65% 2.31% 0.77% 57.85%
Year Ended December 31,
2020 $ 10.05 0.21 0.17 0.38 (0.02) — (0.02) $ 10.41 3.83% $ 5,560 0.83% 2.11% 0.95% 48.77%
Year Ended December 31,
2019 $ 9.72 0.27 0.40 0.67 (0.34) — (0.34) $ 10.05 6.87% $ 471,591 0.81% 2.60% 0.96% 50.92%
Year Ended December 31,
2018 $ 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) $ 9.72 0.31% $ 5,018 0.80% 2.86% 0.97% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.04 (0.04) — (0.04) — (0.04) $ 9.96 0.03% $ 5,000 0.83% 1.93% 42.79% 69.88%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.18 0.10 (0.14) (0.04) — — — $ 10.14 (0.39)% $ 19,722,210 0.98% 1.99% 1.20% 57.85%
Year Ended December 31,
2020 $ 10.04 0.20 0.18 0.38 (0.24) — (0.24) $ 10.18 3.74% $ 18,236,007 0.98% 2.00% 1.20% 48.77%
Year Ended December 31,
2019 $ 9.72 0.26 0.38 0.64 (0.32) — (0.32) $ 10.04 6.59% $ 12,914,415 0.98% 2.57% 1.22% 50.92%
Year Ended December 31,
2018 $ 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) $ 9.72 0.30% $ 5,444,108 0.98% 2.72% 1.24% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.04 (0.04) — (0.04) — (0.04) $ 9.96 0.01% $ 4,999 0.94% 1.87% 42.99% 69.88%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.19 0.12 (0.13) (0.01) — — — $ 10.18 (0.10)% $ 181,666,510 0.58% 2.39% 0.70% 57.85%
Year Ended December 31,
2020 $ 10.05 0.24 0.17 0.41 (0.27) — (0.27) $ 10.19 4.09% $ 180,343,461 0.58% 2.40% 0.70% 48.77%
Year Ended December 31,
2019 $ 9.72 0.30 0.38 0.68 (0.35) — (0.35) $ 10.05 7.04% $ 172,515,948 0.58% 3.00% 0.72% 50.92%
Year Ended December 31,
2018 $ 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) $ 9.72 0.52% $ 169,634,668 0.58% 3.04% 0.74% 32.42%
Period Ended December 31,
2017(g) $ 10.00 0.05 (0.04) 0.01 (0.05) — (0.05) $ 9.96 0.09% $ 166,662,869 0.58% 2.27% 0.74% 69.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 17, 2017 (commencement of operations) through December 31, 2017. Total return is calculated based on inception date of October 16, 2017 through December 31, 2017.

120 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
NVIT Federated High Income
Bond Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 6.55 0.15 0.09 0.24 — — — $ 6.79 3.66% $ 129,105,646 0.91% 4.65% 0.98% 18.95%
Year Ended December 31,
2020 $ 6.51 0.31 0.08 0.39 (0.35) — (0.35) $ 6.55 6.02% $ 121,242,105 0.91% 4.95% 0.98% 39.93%
Year Ended December 31,
2019 $ 6.01 0.34 0.54 0.88 (0.38) — (0.38) $ 6.51 14.74% $ 130,649,718 0.91% 5.27% 0.96% 29.22%
Year Ended December 31,
2018 $ 6.59 0.34 (0.53) (0.19) (0.39) — (0.39) $ 6.01 (3.00)% $ 125,573,643 0.91% 5.21% 0.94% 18.29%
Year Ended December 31,
2017 $ 6.53 0.35 0.09 0.44 (0.38) — (0.38) $ 6.59 6.76% $ 159,213,025 0.91% 5.14% 0.92% 29.50%
Year Ended December 31,
2016 $ 6.05 0.35 0.51 0.86 (0.38) — (0.38) $ 6.53 14.16% $ 167,518,400 0.91% 5.42% 0.92% 44.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

122 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Government Bond
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.29 0.07 (0.27) (0.20) — — — $ 11.09 (1.77)% $ 423,114,758 0.70% 1.29% 0.71% 32.51%
Year Ended December 31,
2020 $ 10.87 0.19 0.47 0.66 (0.24) — (0.24) $ 11.29 6.08% $ 428,405,822 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10.47 0.24 0.42 0.66 (0.26) — (0.26) $ 10.87 6.27% $ 440,831,529 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) $ 10.47 (0.05)% $ 400,283,738 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10.72 0.21 0.01 0.22 (0.23) — (0.23) $ 10.71 2.08% $ 398,748,423 0.69% 1.93% 0.71% 46.88%
Year Ended December 31,
2016 $ 10.86 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10.72 0.74% $ 431,740,671 0.69% 1.79% 0.70% 32.76%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.26 0.06 (0.27) (0.21) — — — $ 11.05 (1.87)% $ 7,740,416 0.95% 1.04% 0.96% 32.51%
Year Ended December 31,
2020 $ 10.82 0.16 0.47 0.63 (0.19) — (0.19) $ 11.26 5.79% $ 7,380,066 0.94% 1.41% 0.96% 59.09%
Year Ended December 31,
2019 $ 10.43 0.20 0.43 0.63 (0.24) — (0.24) $ 10.82 6.01% $ 11,656,670 0.94% 1.88% 0.95% 50.89%
Year Ended December 31,
2018 $ 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) $ 10.43 (0.25)% $ 5,399,181 0.95% 1.94% 0.96% 40.81%
Year Ended December 31,
2017 $ 10.69 0.18 0.02 0.20 (0.21) — (0.21) $ 10.68 1.83% $ 2,713,275 0.94% 1.67% 0.96% 46.88%
Year Ended December 31,
2016 $ 10.83 0.17 (0.12) 0.05 (0.19) — (0.19) $ 10.69 0.48% $ 2,580,784 0.94% 1.55% 0.95% 32.76%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.28 0.07 (0.27) (0.20) — — — $ 11.08 (1.77)% $ 12,028,166 0.70% 1.29% 0.71% 32.51%
Year Ended December 31,
2020 $ 10.86 0.19 0.47 0.66 (0.24) — (0.24) $ 11.28 6.09% $ 12,282,788 0.69% 1.65% 0.71% 59.09%
Year Ended December 31,
2019 $ 10.47 0.24 0.41 0.65 (0.26) — (0.26) $ 10.86 6.18% $ 12,169,241 0.69% 2.17% 0.71% 50.89%
Year Ended December 31,
2018 $ 10.70 0.23 (0.23) — (0.23) — (0.23) $ 10.47 0.04% $ 12,086,580 0.70% 2.16% 0.72% 40.81%
Year Ended December 31,
2017 $ 10.71 0.21 0.01 0.22 (0.23) — (0.23) $ 10.70 2.08% $ 13,389,452 0.69% 1.92% 0.71% 46.88%
Year Ended December 31,
2016 $ 10.85 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10.71 0.74% $ 14,093,445 0.69% 1.79% 0.70% 32.76%

Fixed Income Funds - June 30, 2021 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.28 0.08 (0.27) (0.19) — — — $ 11.09 (1.68)% $ 5,820 0.57% 1.39% 0.57% 32.51%
Year Ended December 31,
2020 $ 10.87 0.20 0.47 0.67 (0.26) — (0.26) $ 11.28 6.15% $ 5,922 0.56% 1.73% 0.56% 59.09%
Year Ended December 31,
2019 $ 10.47 0.25 0.42 0.67 (0.27) — (0.27) $ 10.87 6.43% $ 5,574 0.56% 2.30% 0.56% 50.89%
Year Ended December 31,
2018 $ 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) $ 10.47 0.19% $ 8,563 0.54% 2.30% 0.54% 40.81%
Year Ended December 31,
2017 $ 10.72 0.23 — 0.23 (0.25) — (0.25) $ 10.70 2.15% $ 10,578 0.52% 2.09% 0.52% 46.88%
Year Ended December 31,
2016 $ 10.86 0.22 (0.12) 0.10 (0.24) — (0.24) $ 10.72 0.91% $ 10,348 0.53% 1.95% 0.53% 32.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

124 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
NVIT Government Money
Market Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 1.00 — — — — — — $ 1.00 – $ 895,987,847 0.07% – 0.49%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 963,919,571 0.29% 0.21% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 795,519,439 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 874,213,490 0.49% 1.38% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 826,873,477 0.50% 0.41% 0.50%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.01% $ 908,272,620 0.52% 0.01% 0.58%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 1.00 — — — — — — $ 1.00 – $ 145,876,570 0.07% – 0.74%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.18% $ 158,708,773 0.36% 0.14% 0.74%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.53% $ 130,428,834 0.74% 1.53% 0.74%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.14% $ 214,158,876 0.74% 1.13% 0.74%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.22% $ 167,452,383 0.71% 0.21% 0.75%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 – $ 159,575,280 0.53% – 0.83%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 1.00 — — — — — — $ 1.00 – $ 34,661,851 0.07% – 0.49%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.24% $ 34,976,169 0.30% 0.23% 0.49%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.78% $ 30,996,572 0.49% 1.77% 0.49%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.39% $ 34,535,120 0.49% 1.37% 0.49%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.42% $ 38,840,718 0.50% 0.41% 0.51%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.01% $ 43,170,672 0.52% 0.01% 0.58%

Fixed Income Funds - June 30, 2021 (Unaudited) - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Class V Shares
Six Months Ended June 30,
2021 (Unaudited) $ 1.00 — — — — — — $ 1.00 – $ 642,048,332 0.07% – 0.44%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.26% $ 664,192,019 0.28% 0.26% 0.44%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.83% $ 619,587,718 0.44% 1.81% 0.44%
Year Ended December 31,
2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.44% $ 558,328,329 0.44% 1.41% 0.44%
Year Ended December 31,
2017 $ 1.00 — — — — — — $ 1.00 0.47% $ 676,773,471 0.45% 0.47% 0.45%
Year Ended December 31,
2016 $ 1.00 — — — — — — $ 1.00 0.03% $ 568,196,462 0.50% 0.03% 0.53%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 1.00 — — — — — — $ 1.00 – $ 135,570,396 0.07% – 0.34%
Year Ended December 31,
2020 $ 1.00 — — — — — — $ 1.00 0.29% $ 134,722,431 0.24% 0.15% 0.34%
Year Ended December 31,
2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.94% $ 45,731,064 0.34% 1.72% 0.34%
Period Ended December 31,
2018(f) $ 1.00 — — — — — — $ 1.00 0.49% $ 20,097 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

126 - Financial Highlights - June 30, 2021 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Short Term Bond Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.43 0.05 (0.03) 0.02 — — — $ 10.45 0.19%(f) $ 191,908,424 0.54% 0.99% 0.54% 78.09%
Year Ended December 31,
2020 $ 10.31 0.15 0.17 0.32 (0.20) — (0.20) $ 10.43 3.10%(f) $ 60,056,366 0.54% 1.48% 0.54% 72.41%
Year Ended December 31,
2019 $ 10.13 0.24 0.20 0.44 (0.26) — (0.26) $ 10.31 4.33% $ 129,712,036 0.54% 2.29% 0.54% 50.59%
Year Ended December 31,
2018 $ 10.28 0.23 (0.13) 0.10 (0.25) — (0.25) $ 10.13 0 .98% $ 104,293,702 0.54% 2.26% 0.54% 33.03%
Year Ended December 31,
2017 $ 10.28 0.16 0.04 0.20 (0.20) — (0.20) $ 10.28 1.95% $ 61,164,119 0.54% 1.57% 0.54% 48.64%
Year Ended December 31,
2016 $ 10.20 0.17 0.11 0.28 (0.20) — (0.20) $ 10.28 2.75% $ 47,390,443 0.54% 1.67% 0.54% 40.85%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.39 0.04 (0.03) 0.01 — — — $ 10.40 0.10% $ 198,918,174 0.79% 0.74% 0.79% 78.09%
Year Ended December 31,
2020 $ 10.27 0.13 0.16 0.29 (0.17) — (0.17) $ 10.39 2.83% $ 188,134,689 0.79% 1.26% 0.79% 72.41%
Year Ended December 31,
2019 $ 10.09 0.21 0.20 0.41 (0.23) — (0.23) $ 10.27 4.09% $ 172,947,227 0.79% 2.02% 0.79% 50.59%
Year Ended December 31,
2018 $ 10.23 0.20 (0.12) 0.08 (0.22) — (0.22) $ 10.09 0.82% $ 187,622,045 0.79% 2.00% 0.79% 33.03%
Year Ended December 31,
2017 $ 10.24 0.14 0.02 0.16 (0.17) — (0.17) $ 10.23 1.58% $ 163,790,636 0.79% 1.31% 0.79% 48.64%
Year Ended December 31,
2016 $ 10.16 0.15 0.10 0.25 (0.17) — (0.17) $ 10.24 2.49% $ 161,717,209 0.79% 1.43% 0.79% 40.85%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.44 0.06 (0.03) 0.03 — — — $ 10.47 0.29% $ 1,387,886,463 0.39% 1.14% 0.39% 78.09%
Year Ended December 31,
2020 $ 10.31 0.17 0.17 0.34 (0.21) — (0.21) $ 10.44 3.32% $ 1,487,905,335 0.39% 1.67% 0.39% 72.41%
Year Ended December 31,
2019 $ 10.13 0.25 0.20 0.45 (0.27) — (0.27) $ 10.31 4.48% $ 1,513,639,070 0.39% 2.43% 0.39% 50.59%
Year Ended December 31,
2018 $ 10.28 0.25 (0.14) 0.11 (0.26) — (0.26) $ 10.13 1.10% $ 1,552,321,358 0.39% 2.39% 0.39% 33.03%
Year Ended December 31,
2017 $ 10.28 0.18 0.03 0.21 (0.21) — (0.21) $ 10.28 2.08% $ 1,686,864,496 0.39% 1.71% 0.39% 48.64%
Year Ended December 31,
2016 $ 10.19 0.19 0.11 0.30 (0.21) — (0.21) $ 10.28 2.97% $ 1,631,086,570 0.39% 1.83% 0.39% 40.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 127
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Amundi Multi Sector Bond Fund (formerly, Amundi NVIT Multi Sector Bond Fund) ("Multi Sector Bond ")
NVIT Core Bond Fund ("Core Bond")
NVIT Core Plus Bond Fund ("Core Plus Bond")
NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) ("Total Return
Tactical")
NVIT Federated High Income Bond Fund (formerly, Federated NVIT High Income Bond Fund) ("High Income
Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, hold shares
of Multi Sector Bond and High Income Bond. Shares of Total
Return Tactical are held by separate accounts established by
NLIC and NLAIC, other affiliated insurance companies, and
other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds. Shares of Core Bond and Core Plus
Bond are held by separate accounts established by NLIC and
NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Government
Bond and Government Money Market are held by separate
accounts established by NLIC and NLAIC and other affiliated
insurance companies. Shares of Short Term Bond are held by
separate accounts established by NLIC and NLAIC and series
of the Trust that operate as a fund-of-funds, such as the NVIT
Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class V and Class Y shares. Each share class of a Fund
represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Effective April 30, 2021, Amundi NVIT Multi Sector Bond Fund,
DoubleLine NVIT Total Return Tactical Fund and Federated
NVIT High Income Bond Fund were renamed NVIT Amundi
Multi Sector Bond Fund, NVIT DoubleLine Total Return

128 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Tactical Fund and NVIT Federated High Income Bond Fund,
respectively.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 129
as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 16,518,149 $ – $ 16,518,149
Collateralized Mortgage Obligations – 46,439,046 – 46,439,046
Commercial Mortgage-Backed Securities – 17,996,720 – 17,996,720
  Common Stocks
Energy Equipment & Services 1,013,206 – – 1,013,206
Oil, Gas & Consumable Fuels – – – –
Paper & Forest Products – – – –
Total Common Stocks $ 1,013,206 $ – $ – $ 1,013,206
Convertible Bonds – 7,336,975 – 7,336,975
Convertible Preferred Stock 2,939,480 – – 2,939,480
Corporate Bonds – 172,476,015 – 172,476,015
Foreign Government Securities – 10,137,853 – 10,137,853
Forward Foreign Currency Contracts – 335,200 – 335,200
Futures Contracts 73,075 – – 73,075
Loan Participations – 7,576,038 – 7,576,038
Preferred Stock – – – –
Repurchase Agreements – 10,801,637 – 10,801,637
Total Assets $ 4,025,761 $ 289,617,633 $ – $ 293,643,394
$ – $ – $ – $ –

130 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Credit Default Swaps* $ – $ (1,184,354) $ – $ (1,184,354)
Futures Contracts (1,719,486) – – (1,719,486)
Total Liabilities $ (1,719,486) $ (1,184,354) $ – $ (2,903,840)
Total $ 2,306,275 $ 288,433,279 $ – $ 290,739,554
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 274,174,933 $ – $ 274,174,933
Collateralized Mortgage Obligations – 34,795,902 – 34,795,902
Commercial Mortgage-Backed Securities – 34,861,120 – 34,861,120
Corporate Bonds – 515,487,044 – 515,487,044
Futures Contracts 5,650,915 – – 5,650,915
Loan Participation – 1,001,567 – 1,001,567
Mortgage-Backed Securities – 289,125,465 – 289,125,465
Municipal Bonds – 19,452,691 – 19,452,691
Repurchase Agreements – 34,084,598 – 34,084,598
U.S. Government Agency Security – 17,528,808 – 17,528,808
U.S. Treasury Obligations – 215,572,656 – 215,572,656
Total Assets $ 5,650,915 $ 1,436,084,784 $ – $ 1,441,735,699
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (191,166) $ – $ (191,166)
Futures Contracts (4,282,892) – – (4,282,892)
Total Liabilities $ (4,282,892) $ (191,166) $ – $ (4,474,058)
Total $ 1,368,023 $ 1,435,893,618 $ – $ 1,437,261,641
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 90,256,277 $ – $ 90,256,277
Collateralized Mortgage Obligations – 117,797,008 – 117,797,008
Commercial Mortgage-Backed Securities – 101,604,437 – 101,604,437
Convertible Bond – 742,924 – 742,924
Corporate Bonds – 734,875,948 – 734,875,948
Foreign Government Securities – 55,635,158 – 55,635,158
Futures Contracts 1,086,523 – – 1,086,523
Mortgage-Backed Securities – 470,954,064 – 470,954,064
Repurchase Agreements – 44,166,154 – 44,166,154
Supranational – 14,570,978 – 14,570,978
U.S. Government Agency Securities – 10,268,936 – 10,268,936
U.S. Treasury Obligations – 174,919,749 – 174,919,749
Total Assets $ 1,086,523 $ 1,815,791,633 $ – $ 1,816,878,156
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,885,010) $ – $ – $ (2,885,010)
Total Liabilities $ (2,885,010) $ – $ – $ (2,885,010)
Total $ (1,798,487) $ 1,815,791,633 $ – $ 1,813,993,146
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,672,339 $ – $ 31,672,339
Collateralized Mortgage Obligations – 43,974,658 – 43,974,658
Commercial Mortgage-Backed Securities – 13,597,542 – 13,597,542

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 131
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 28,459,409 $ – $ 28,459,409
Foreign Government Securities – 2,754,262 – 2,754,262
Investment Company 5,352,383 – – 5,352,383
Mortgage-Backed Securities – 31,629,568 – 31,629,568
U.S. Treasury Obligations – 35,707,566 – 35,707,566
Total $ 5,352,383 $ 187,795,344 $ – $ 193,147,727
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Chemicals $ – $ 76,428 $ – $ 76,428
Independent Energy 246,448 – – 246,448
Media Entertainment 120,781 – – 120,781
Oil Field Services – – 390,773 390,773
Total Common Stocks $ 367,229 $ 76,428 $ 390,773 $ 834,430
  Corporate Bonds
Aerospace & Defense – 1,874,637 – 1,874,637
Airlines – 614,406 – 614,406
Automotive – 6,542,996 – 6,542,996
Building Materials – 3,017,005 – 3,017,005
Cable Satellite – 10,779,865 – 10,779,865
Chemicals – 4,129,268 – 4,129,268
Construction Machinery – 1,073,951 – 1,073,951
Consumer Cyclical Services – 3,172,677 – 3,172,677
Consumer Products – 1,367,830 – 1,367,830
Diversified Manufacturing – 1,428,626 – 1,428,626
Finance Companies – 2,530,336 – 2,530,336
Food & Beverage – 2,867,669 – 2,867,669
Food & Staples Retailing – – – –
Gaming – 5,462,874 – 5,462,874
Health Insurance – 1,301,373 – 1,301,373
Healthcare – 7,840,111 – 7,840,111
Hotels, Restaurants & Leisure – 570,164 – 570,164
Independent Energy – 7,016,447 – 7,016,447
Industrial - Other – 991,579 – 991,579
Insurance - P&C – 5,729,001 – 5,729,001
Leisure – 392,545 – 392,545
Media Entertainment – 9,242,126 – 9,242,126
Metals & Mining – 1,597,631 – 1,597,631
Midstream – 9,369,945 – 9,369,945
Oil Field Services – 2,225,610 – 2,225,610
Packaging – 6,576,464 – 6,576,464
Paper – 659,348 – 659,348
Pharmaceuticals – 5,091,311 – 5,091,311
Restaurants – 1,712,595 – 1,712,595
Retailers – 522,290 – 522,290
Supermarkets – 809,071 – 809,071
Technology – 9,120,360 – 9,120,360
Transportation Services – 321,000 – 321,000
Utility - Electric – 3,513,712 – 3,513,712
Wireless Communications – 1,654,380 – 1,654,380
Total Corporate Bonds $ – $ 121,119,203 $ – $ 121,119,203
Exchange Traded Fund 4,437,128 – – 4,437,128
Loan Participation – 210,380 – 210,380
Warrants 42,551 – – 42,551
Total $ 4,846,908 $ 121,406,011 $ 390,773 $ 126,643,692

132 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 35,322,289 $ – $ 35,322,289
Collateralized Mortgage Obligations – 30,428,212 – 30,428,212
Corporate Bonds – 51,501,246 – 51,501,246
Futures Contracts 440,197 – – 440,197
Mortgage-Backed Securities – 131,726,585 – 131,726,585
Repurchase Agreements – 9,185,378 – 9,185,378
Short-Term Investment – 8,709,598 – 8,709,598
U.S. Government Agency Securities – 122,446,588 – 122,446,588
U.S. Treasury Obligations – 61,851,445 – 61,851,445
Total Assets $ 440,197 $ 451,171,341 $ – $ 451,611,538
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (190,937) $ – $ – $ (190,937)
Total Liabilities $ (190,937) $ – $ – $ (190,937)
Total $ 249,260 $ 451,171,341 $ – $ 451,420,601
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 865,000,000 $ – $ 865,000,000
U.S. Government Agency Securities – 373,949,651 – 373,949,651
U.S. Treasury Obligations – 654,966,729 – 654,966,729
Total $ – $ 1,893,916,380 $ – $ 1,893,916,380
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 414,139,564 $ – $ 414,139,564
Collateralized Mortgage Obligations – 96,394,641 – 96,394,641
Commercial Mortgage-Backed Securities – 4,217,997 – 4,217,997
Corporate Bonds – 379,952,664 – 379,952,664
Exchange Traded Fund 10,206,718 – – 10,206,718
Futures Contracts 379,785 – – 379,785
Loan Participation – 935,745 – 935,745
Mortgage-Backed Securities – 102,615,712 – 102,615,712
Repurchase Agreements – 96,586,377 – 96,586,377
U.S. Treasury Obligations – 754,736,236 – 754,736,236
Total Assets $ 10,586,503 $ 1,849,578,936 $ – $ 1,860,165,439
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,670,787) $ – $ – $ (2,670,787)
Total Liabilities $ (2,670,787) $ – $ – $ (2,670,787)
Total $ 7,915,716 $ 1,849,578,936 $ – $ 1,857,494,652
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the six months ended June 30, 2021, Multi Sector Bond held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
During the six months ended June 30, 2021, High Income Bond held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 133
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Funds did not have overdrawn
balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the six months ended June
30, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
High Income Bond
Common
Stocks
Corporate
Bonds Total
Balance as of 12/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases
*
288,724 — 288,724
Sales — — —
Change in Unrealized Appreciation/Depreciation 102,049 — 102,049
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 6/30/2021 $ 390,773 $ — $390,773
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 6/30/2021 ** $ 102,049 $ — $102,049
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities ."

134 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 135
cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
(f) Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price

136 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
As of June 30, 2021, the Funds had no open option contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 137
contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 335,200
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 73,075
Total $ 408,275
Liabilities:
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ (1,184,354)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (1,719,486)
Total $ (2,903,840)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 5,650,915
Total $ 5,650,915
Liabilities:
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ (191,166)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (4,282,892)
Total $ (4,474,058)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 1,086,523
Total $ 1,086,523
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (2,885,010)
Total $ (2,885,010)

138 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 440,197
Total $ 440,197
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (190,937)
Total $ (190,937)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 379,785
Total $ 379,785
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (2,670,787)
Total $ (2,670,787)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (10,767,838)
Forward Foreign Currency Contracts
Currency risk (146,697)
Futures Contracts
Interest rate risk 5,030,387
Total $ (5,884,148)
Core Bond
Realized Gains (Losses): Total
Purchased Options(a)
Interest rate risk $ (306,150)
Written Options
Interest rate risk 196,300
Swap Contracts
Credit risk (61,644)
Futures Contracts
Interest rate risk (8,197,711)
Total $ (8,369,205)
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 6,560,121
Total $ 6,560,121

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 139
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,961,132)
Total $ (1,961,132)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 11,609,708
Total $ 11,609,708
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 6,807,863
Forward Foreign Currency Contracts
Currency risk 373,826
Futures Contracts
Interest rate risk (1,883,812)
Total $ 5,297,877
Core Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (191,166)
Futures Contracts
Interest rate risk 1,474,864
Total $ 1,283,698
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (2,002,601)
Total $ (2,002,601)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 501,631
Total $ 501,631
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (2,464,415)
Total $ (2,464,415)

140 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of June 30, 2021, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Multi Sector Bond
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 142,857,143
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 8,565,095
Futures Contracts:
Average Notional Balance Long $ 446,286
Average Notional Balance Short $ 94,776,620
Core Bond
Options:
Average Value Purchased $ 29,464
Average Number of Purchased Option Contracts 114
Average Value Written $ 16,071
Average Number of Written Option Contracts 229
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 24,285,714
Futures Contracts:
Average Notional Balance Long $ 696,731,096
Average Notional Balance Short $ 445,917,123
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 159,469,325
Average Notional Balance Short $ 166,910,035
Government Bond
Futures Contracts:
Average Notional Balance Long $ 21,856,969
Average Notional Balance Short $ 24,632,603
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 739,479,392
Average Notional Balance Short $ 682,226,188

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 141
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2021:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2021, the Funds did not have unfunded loan
commitments.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ 335,200 $ — $ — $ 335,200
Total $ 335,200 $ – $ — $ 335,200
Amounts designated as “—” are zero.

142 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi Sector Bond $ 10,801,637
Core Bond 34,084,598
Core Plus Bond 44,166,154
Government Bond 9,185,378
Short Term Bond 96,586,377

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 143
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2021, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.
MetLife, Inc., 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $102,742,282, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $104,839,069.
Pershing LLC, 0.08%, dated 6/30/2021, due 7/1/2021, repurchase price $191,494,426, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.20% - 8.50%, maturing 7/6/2021 - 8/20/2070; total market value $195,323,880.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi Sector Bond
Cantor Fitzgerald
& Co. $ 801,637 $ – $ 801,637 $ (801,637) $ –
Multi Sector Bond CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 10,801,637 $ – $ 10,801,637 $ (10,801,637) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond
Cantor Fitzgerald
& Co. $ 4,084,598 $ – $ 4,084,598 $ (4,084,598) $ –
Core Bond CF Secured, LLC 30,000,000 – 30,000,000 (30,000,000) –
Total $ 34,084,598 $ – $ 34,084,598 $ (34,084,598) $ –

144 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Plus Bond
Cantor Fitzgerald
& Co. $ 2,166,154 $ – $ 2,166,154 $ (2,166,154) $ –
Core Plus Bond CF Secured, LLC 12,000,000 – 12,000,000 (12,000,000) –
Core Plus Bond Pershing LLC 30,000,000 – 30,000,000 (30,000,000) –
Total $ 44,166,154 $ – $ 44,166,154 $ (44,166,154) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Bond
Cantor Fitzgerald
& Co. $ 2,185,378 $ – $ 2,185,378 $ (2,185,378) $ –
Government
Bond CF Secured, LLC 6,000,000 – 6,000,000 (6,000,000) –
Government
Bond Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,185,378 $ – $ 9,185,378 $ (9,185,378) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond
Cantor Fitzgerald
& Co. $ 7,092,377 $ – $ 7,092,377 $ (7,092,377) $ –
Short Term Bond CF Secured, LLC 35,000,000 – 35,000,000 (35,000,000) –
Short Term Bond MetLife, Inc. 20,000,000 – 20,000,000 (20,000,000) –

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 145
During the six months ended June 30, 2021, Government
Money Market, along with another series of Nationwide Mutual
Funds (“NMF”), pursuant to procedures adopted by the Board
of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A.
(“JPMorgan”), Government Money Market’s custodian, the
daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which
reflects the effective rate of return for the term of the agreement.
For repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond Pershing LLC $ 34,494,000 $ – $ 34,494,000 $ (34,494,000) $ –
Total $ 96,586,377 $ – $ 96,586,377 $ (96,586,377) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of June 30, 2021, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $400,000,667, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 5.00%, maturing 2/1/2029 - 10/1/2050; total market value $408,000,000.
Barclays Capital, Inc., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $83,000,115, collateralized by U.S. Government
Treasury Securities, ranging from 0.10% - 1.00%, maturing 4/15/2022 - 2/15/2047; total market value $84,660,095.
MUFG Securities Ltd., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $325,000,451, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 4.50%, maturing 6/1/2036 - 6/1/2051; total market value $331,500,001.
Nomura Securities Co. Ltd., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $50,000,070, collateralized by U.S. Government
Agency Securities, ranging from 2.00% - 3.00%, maturing 4/1/2046 - 4/1/2051; total market value $51,000,001.
RBC Dominion Securities Inc., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $125,000,174, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 5.00%, maturing 4/30/2023 - 6/20/2051; total market value
$127,500,055.
Royal Bank of Canada, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $150,000,209, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 22.42%, maturing 7/15/2026 - 8/25/2057; total market value $161,926,197.

146 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
As of June 30, 2021, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 300,000,000 $ – $ 300,000,000 $ (300,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 70,000,000 – 70,000,000 (70,000,000) –
Government
Money Market
MUFG Securities
Ltd. 250,000,000 – 250,000,000 (250,000,000) –
Government
Money Market
Nomura Securities
Co. Ltd. 40,000,000 – 40,000,000 (40,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 95,000,000 – 95,000,000 (95,000,000) –
Government
Money Market
Royal Bank of
Canada 110,000,000 – 110,000,000 (110,000,000) –
Total $ 865,000,000 $ – $ 865,000,000 $ (865,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 147
practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.(a)
Core Bond Nationwide Asset Management, LLC ("NWAM") (b)
Core Plus Bond Neuberger Berman Investment Advisers LLC
Total Return Tactical DoubleLine Capital LP (" DoubleLine ")
High Income Bond Federated Investment Management Company
Government Bond NWAM(b)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond NWAM(b)
(a) As of January 1, 2021, Amundi Pioneer Institutional Asset Management, Inc. merged with and into its affiliate Amundi Pioneer Asset
Management, Inc., which then changed its name to Amundi Asset Management US, Inc.
(b) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%

148 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022:
During the six months ended June 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Effective April 1, 2021, NFA has agreed to voluntarily waive
0.0037% of its Investment Advisory Fees from Core Plus Bond.
During the six months ended June 30, 2021, NFA voluntarily
waived investment advisory fees payable by Core Plus Bond in an amount equal to $15,052, for which NFA shall not be
entitled to later seek recoupment. Voluntary waivers may be
discontinued at any time at the discretion of NFA.
For the six months ended June 30, 2021, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $1,890,993 during the six months ended June 30, 2021.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions
in other affiliated investment companies. For the six months ended June 30, 2021, DoubleLine reimbursed the Fund
$13,255.
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee Waiver
(annual rate)
Government Bond 0.015%
Fund Amount
Government Bond $ 33,368
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A N/A 0.57%
Core Bond 0.39 N/A N/A 0.39
Core Plus Bond 0.45 N/A 0.44% 0.44
Total Return Tactical 0.58 N/A N/A 0.47
High Income Bond 0.66 N/A N/A 0.59
Government Bond 0.49 0.47% 0.47 0.47
Government Money
Market 0.29 N/A 0.02 0.02
Short Term Bond 0.34 N/A N/A 0.34
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 149
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $1,298,490 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55%
Total Return Tactical All Classes 0.58%
High Income Bond All Classes 0.76%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Multi Sector Bond $ — $ — $ — $ — $ —
Core Bond — — — — —
Core Plus Bond — — — — —
Total Return Tactical 123,300 217,124 196,534 99,473 636,431
High Income Bond 29,318 65,953 88,347 41,823 225,441
Government Bond — — — — —
Government Money Market — — — — —
Short Term Bond — — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

150 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $14,459.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2022:
During the six months ended June 30, 2021, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the six months ended June 30, 2021, NFA voluntarily
waived investment advisory fees payable by Government
Money Market in an amount equal to $2,512,561, for which
NFA shall not be entitled to later seek recoupment. Voluntary waivers may be discontinued at anytime at the discretion of
NFA. During the same period, NFD voluntarily waived Rule
12b-1 fees payable by Class II shares of Government Money
Market in an amount equal to $184,808. Also during that period,
NFS voluntarily waived fees payable to it pursuant to the
Trust’s Administrative Services Plan by Class II, Class IV and
Class V shares of Government Money Market in an amount
equal to $1,148,061. Each of these fee waivers was made
voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the
amounts waived. Such waivers may be discontinued at any
time, and neither NFA, NFD nor NFS represents that any of
these voluntary waivers will be continued or repeated.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily
net assets of Class IV shares of the Fund, and 0.10% of the
average daily net assets of Class V shares of each Fund.
Fund
Class II
Shares
Multi Sector Bond N/A
Core Bond 0.25%
Core Plus Bond 0.25%
Total Return Tactical 0.25%
High Income Bond N/A
Government Bond 0.25%
Government Money Market 0.25%
Short Term Bond 0.25%
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 9,252

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 151
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
zIt
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statements of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8,
2021. During the six months ended June 30, 2021, the Funds
had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15 %  N/A  N/A  N/A
Core Bond 0.15 0.15 %  N/A  N/A
Core Plus Bond 0.15 0.15  N/A  N/A
Total Return Tactical 0.08 0.25  N/A  N/A
High Income Bond 0.15  N/A  N/A  N/A
Government Bond 0.15 0.15 0.15 %  N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15  N/A  N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $ 211,765
Core Bond 102,963
Core Plus Bond 79,595
Total Return Tactical 23,132
High Income Bond 92,445
Government Bond 333,643
Government Money Market 1,148,061
Short Term Bond 294,024

152 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
Fund Purchases* Sales*
Multi Sector Bond $ 155,908,147 $ 135,712,287
Core Bond 1,067,468,889 1,009,082,027
Core Plus Bond 1,980,980,628 2,018,998,567
Total Return Tactical 119,776,819 109,311,644
High Income Bond 31,086,001 22,936,192
Government Bond 149,391,914 144,162,054
Short Term Bond 1,408,952,253 1,498,436,325
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Multi Sector Bond $ – $ –
Core Bond 238,731,018 104,501,334
Core Plus Bond 400,810,296 368,259,458
Total Return Tactical 71,304,477 66,104,706
High Income Bond – –
Government Bond 32,631,738 21,896,144
Short Term Bond 396,134,856 361,063,851
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 153
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline

154 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Fixed Income Funds
in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund.
Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about
Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.

Fixed Income Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 155
9. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
On June 16, 2021, the Board of Trustees approved the
termination of Neuberger Berman Investment Advisers LLC as
subadviser of NVIT Core Plus Bond Fund and approved the
appointment of Insight North America LLC to subadvise NVIT
Core Plus Bond Fund. The change will be effective on or about
September 7, 2021 (the “Effective Date”). As of the Effective
Date, NVIT Core Plus Bond Fund will be renamed “NVIT BNY
Mellon Core Plus Bond Fund".
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 274,130,361 $ 15,110,377 $ (9,178,973) $ 5,931,404
Core Bond 1,391,974,307 53,282,074 (7,994,740) 45,287,334
Core Plus Bond 1,765,004,361 61,039,998 (12,051,213) 48,988,785
Total Return Tactical 191,788,307 3,949,537 (2,590,117) 1,359,420
High Income Bond 121,806,173 6,151,467 (1,313,948) 4,837,519
Government Bond 435,357,234 17,868,785 (1,805,418) 16,063,367
Government Money Market 1,893,916,380 – – –
Short Term Bond 1,840,132,456 25,005,411 (7,643,215) 17,362,196
Amounts designated as "−" are zero or have been rounded to zero.

156 - Supplemental Information - June 30, 2021 (Unaudited) - Fixed Income Funds
Replacement of Neuberger Berman Investment Advisers
LLC by Insight North America LLC for NVIT BNY Mellon
Core Plus Bond Fund (formerly known as the NVIT Core
Plus Bond Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the June 14–16, 2021 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT BNY Mellon
Core Plus Bond Fund (the “Fund”), the appointment of Insight
North America LLC (“Insight”) as sub-adviser to the Fund
pursuant to a new sub-advisory agreement (the “Sub-advisory
Agreement”). Insight replaced Neuberger Berman Investment
Advisers LLC (“Neuberger Berman”), the previous sub-adviser
to the Fund. The Fund was formerly known as NVIT Core Plus
Bond Fund; its name was changed to its current name upon
the appointment of Insight, an affiliate of BNY Mellon. The
Board was provided with detailed materials relating to Insight in advance of the meeting. The Independent Trustees met in
executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory
Agreement.
In making its determinations, the Board took into account
information provided to it by Nationwide Fund Advisors (“NFA”)
as to the services to be provided by Insight under the Sub-
advisory Agreement, including information relating to Insight’s investment strategy and process for the Fund. The Board
also considered the experience of the investment personnel
of Insight who would be managing the Fund. The Board
considered information concerning the past performance record of Insight in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the fee that would be payable to Insight under the Sub-advisory Agreement. The Board noted that
the fee rates and breakpoints of the Sub-advisory Agreement
differed from those under the sub-advisory agreement with
Neuberger Berman. The Board considered that the agreed-
upon fee rates and breakpoints with Insight will reduce NFA’s sub-adviser payment obligation based on the Fund’s current
assets, and the Board noted that NFA agreed to share 50% of
the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver. The Board also considered that the non-compensatory terms of the Sub-
advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the
Trust currently has in place for other NVIT Funds.
No information was presented to the Board regarding Insight’s expected profitability as a result of the Sub-advisory Agreement.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the

Fixed Income Funds - June 30, 2021 (Unaudited) - Supplemental Information - 157
investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Fixed Income Funds - June 30, 2021 (Unaudited) - Management Information - 159
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

160 - Management Information - June 30, 2021 (Unaudited) - Fixed Income Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - June 30, 2021 (Unaudited) - Management Information - 161
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

162 - Market Index Definitions - June 30, 2021 (Unaudited) - Fixed Income Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Fixed Income Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 163
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

164 - Market Index Definitions - June 30, 2021 (Unaudited) - Fixed Income Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Fixed Income Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 165
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

166 - Market Index Definitions - June 30, 2021 (Unaudited) - Fixed Income Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 116
Statements of Operations 120
Statements of Changes in Net Assets 122
Financial Highlights 130
Notes to Financial Statements 139
Supplemental Information 161
Management Information 163
Market Index Definitions 166

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 37.1%
Corporate Bonds 27.2%
Mortgage-Backed Securities 27.1%
Repurchase Agreements 5.8%
Commercial Mortgage-Backed Securities 2.2%
Foreign Government Securities 1.9%
U.S. Government Agency Securities 1.3%
Supranational 1.2%
Municipal Bonds 0.8%
Asset-Backed Securities 0.4%
Liabilities in excess of other assets
§
(5.0)%
100.0%
Top Industries
2
Banks 4.3%
Oil, Gas & Consumable Fuels 1.9%
Capital Markets 1.5%
Electric Utilities 1.5%
Health Care Providers & Services 1.0%
Pharmaceuticals 1.0%
Diversified Telecommunication Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.9%
Media 0.8%
Consumer Finance 0.7%
Other Industries
#
85.4%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.38%, 8/15/2024 1.1%
U.S. Treasury Notes, 1.75%, 9/30/2022 0.9%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.8%
U.S. Treasury Notes, 1.50%, 8/15/2022 0.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 7/25/2051 0.7%
GNMA, 2.50%, 7/15/2051 0.6%
U.S. Treasury Notes, 0.13%, 11/30/2022 0.6%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.6%
U.S. Treasury Notes, 0.25%, 7/31/2025 0.6%
U.S. Treasury Notes, 1.50%, 9/30/2024 0.6%
Other Holdings
#
92.7%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT International Index Fund
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreements 2.6%
Rights
†
0.0%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Banks 8.3%
Pharmaceuticals 7.9%
Insurance 4.7%
Chemicals 3.5%
Textiles, Apparel & Luxury Goods 3.3%
Automobiles 3.2%
Metals & Mining 3.2%
Food Products 3.2%
Oil, Gas & Consumable Fuels 3.1%
Machinery 3.1%
Other Industries
#
56.5%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.1%
ASML Holding NV 1.7%
Roche Holding AG 1.5%
LVMH Moet Hennessy Louis Vuitton SE 1.3%
Novartis AG (Registered) 1.2%
Toyota Motor Corp. 1.1%
AstraZeneca plc 0.9%
AIA Group Ltd. 0.9%
SAP SE 0.8%
Novo Nordisk A/S Class B 0.8%
Other Holdings
#
87.7%
100.0%
Top Countries
2
Japan 22.6%
United Kingdom 11.6%
France 10.4%
Switzerland 9.5%
Germany 9.1%
Australia 8.0%
Netherlands 4.8%
Sweden 3.4%
Hong Kong 2.7%
Denmark 2.5%
Other Countries
#
15.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Mid Cap Index Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreements 1.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets 0.1%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 9.1%
Banks 6.8%
Machinery 5.2%
Semiconductors & Semiconductor Equipment 4.1%
Insurance 4.0%
Software 3.9%
Health Care Equipment & Supplies 3.3%
Electronic Equipment, Instruments & Components 3.2%
Specialty Retail 3.1%
Health Care Providers & Services 3.0%
Other Industries
#
54.3%
100.0%
Top Holdings
2
Bio- Techne Corp. 0.7%
Cognex Corp. 0.6%
Molina Healthcare, Inc. 0.6%
Fair Isaac Corp. 0.6%
SolarEdge Technologies, Inc. 0.6%
XPO Logistics, Inc. 0.6%
Signature Bank 0.6%
Camden Property Trust 0.5%
Graco , Inc. 0.5%
FactSet Research Systems, Inc. 0.5%
Other Holdings
#
94.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 8.8%
Interactive Media & Services 6.4%
Technology Hardware, Storage & Peripherals 6.2%
Semiconductors & Semiconductor Equipment 5.7%
IT Services 5.1%
Banks 4.3%
Internet & Direct Marketing Retail 4.3%
Pharmaceuticals 3.6%
Health Care Equipment & Supplies 3.6%
Capital Markets 3.0%
Other Industries
#
49.0%
100.0%
Top Holdings
2
Apple, Inc. 5.9%
Microsoft Corp. 5.6%
Amazon.com, Inc. 4.1%
Facebook, Inc., Class A 2.3%
Alphabet, Inc., Class A 2.0%
Alphabet, Inc., Class C 2.0%
Berkshire Hathaway, Inc., Class B 1.4%
Tesla, Inc. 1.4%
NVIDIA Corp. 1.4%
JPMorgan Chase & Co. 1.3%
Other Holdings
#
72.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 97.0%
Repurchase Agreements 10.4%
Warrant
†
0.0%
Corporate Bond
†
0.0%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
§
(7.4)%
100.0%
Top Industries
2
Biotechnology 9.2%
Banks 7.0%
Equity Real Estate Investment Trusts (REITs) 5.5%
Software 5.4%
Machinery 3.5%
Health Care Equipment & Supplies 3.3%
Oil, Gas & Consumable Fuels 3.0%
Health Care Providers & Services 2.9%
Specialty Retail 2.5%
Semiconductors & Semiconductor Equipment 2.4%
Other Industries
#
55.3%
100.0%
Top Holdings
2
AMC Entertainment Holdings, Inc., Class A 0.7%
Intellia Therapeutics, Inc. 0.3%
Arrowhead Pharmaceuticals, Inc. 0.3%
Ovintiv , Inc. 0.2%
Lattice Semiconductor Corp. 0.2%
II-VI, Inc. 0.2%
Crocs, Inc. 0.2%
Scientific Games Corp. 0.2%
STAAR Surgical Co. 0.2%
Denali Therapeutics, Inc. 0.2%
Other Holdings
#
97.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

8 - Shareholder Expense Example - June 30, 2021 (Unaudited) - Index Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 982.10 1.87 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Class Y Shares
Actual
(b)
1,000.00 982.10 1.13 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23

Index Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,087.40 2.28 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
Class II Shares
Actual
(b)
1,000.00 1,085.60 3.41 0.66
Hypothetical
(b)(c)
1,000.00 1,021.52 3.31 0.66
Class VIII Shares
Actual
(b)
1,000.00 1,085.10 4.34 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class Y Shares
Actual
(b)
1,000.00 1,088.20 1.50 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,173.60 2.16 0.40
Hypothetical
(b)(c)
1,000.00 1,022.81 2.01 0.40
Class II Shares
Actual
(b)
1,000.00 1,172.70 3.23 0.60
Hypothetical
(b)(c)
1,000.00 1,021.82 3.01 0.60
Class Y Shares
Actual
(b)
1,000.00 1,174.60 1.35 0.25
Hypothetical
(b)(c)
1,000.00 1,023.55 1.25 0.25
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,151.20 1.28 0.24
Hypothetical
(b)(c)
1,000.00 1,023.60 1.20 0.24
Class II Shares
Actual
(b)
1,000.00 1,149.90 2.56 0.48
Hypothetical
(b)(c)
1,000.00 1,022.41 2.41 0.48
Class IV Shares
Actual
(b)
1,000.00 1,150.80 1.39 0.26
Hypothetical
(b)(c)
1,000.00 1,023.51 1.30 0.26
Class Y Shares
Actual
(b)
1,000.00 1,151.80 0.85 0.16
Hypothetical
(b)(c)
1,000.00 1,024.00 0.80 0.16
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 1,172.10 3.18 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class Y Shares
Actual
(b)
1,000.00 1,173.90 1.40 0.26
Hypothetical
(b)(c)
1,000.00 1,023.51 1.30 0.26
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.1%
Continental Airlines Pass-
Through Trust, Series
2012-1, Class A, 4.15%,
4/11/2024 212,188 225,395
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 338,941 358,470
Series 2020-1, Class A,
5.88%, 10/15/2027 342,594 380,136
964,001
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,663,057
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,118,578
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 507,292
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,293,057
4,581,984
Credit Card 0.1%
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 99,727
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,085,257
2,184,984
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 549,077
Total Asset-Backed Securities
(cost $7,997,840)
8,280,046
Commercial Mortgage-Backed Securities 2.3%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,526,547
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 484,880 510,107
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,145,643
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,280,143
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,568,892
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,615,800
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 642,088
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,663,409
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,178,835
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 5/15/2045 169,298 171,705
Series 2013-CR8, Class A5,
3.61%, 6/10/2046(a) 1,000,000 1,050,983
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,613,049
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,618,549
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,071,848
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,098,235
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,410,529
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 3,689 3,743
Series K024, Class A2,
2.57%, 9/25/2022 100,000 102,194
Series K026, Class A2,
2.51%, 11/25/2022 900,000 923,560
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 419,554
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 996,289
Series K034, Class A2,
3.53%, 7/25/2023(a) 5,400,000 5,713,761
Series K037, Class A2,
3.49%, 1/25/2024 800,000 854,136
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,777,836
Series K115, Class A2,
1.38%, 6/25/2030 960,000 949,657
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 3,016,197
Series K121, Class A2,
1.55%, 11/25/2053 2,000,000 2,007,231

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 11
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.53%, 2/25/2043(a) 206,188 230,488
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,622,351
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 55,705 55,655
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C22, Class A4, 3.80%,
9/15/2047 1,000,000 1,080,643
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 500,000 530,463
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,094,207
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,301,855
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,630,820
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,659,264
WFRBS Commercial
Mortgage Trust , Series
2013-C15, Class A4, 4.15%,
8/15/2046(a) 1,175,000 1,247,533
Total Commercial Mortgage-Backed
Securities
(cost $48,904,951) 51,383,799
Corporate Bonds 27.1%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 250,662
2.20%, 2/4/2026 250,000 252,390
2.25%, 6/15/2026 500,000 510,450
5.04%, 5/1/2027 500,000 576,914
3.20%, 3/1/2029(b) 500,000 524,749
2.95%, 2/1/2030 85,000 87,031
5.15%, 5/1/2030 1,000,000 1,184,155
3.25%, 2/1/2035 100,000 101,112
5.71%, 5/1/2040 500,000 643,941
3.75%, 2/1/2050(b) 340,000 350,693
5.81%, 5/1/2050 500,000 673,316
5.93%, 5/1/2060 200,000 276,172
General Dynamics Corp. ,
1.15%, 6/1/2026(b) 45,000 45,166
2.63%, 11/15/2027(b) 500,000 533,816
3.63%, 4/1/2030(b) 200,000 225,930
2.25%, 6/1/2031 30,000 30,771
2.85%, 6/1/2041 50,000 51,262
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
General Dynamics Corp.,
4.25%, 4/1/2050 200,000 256,684
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024(b) 257,000 278,464
2.90%, 12/15/2029 100,000 105,908
1.80%, 1/15/2031 185,000 179,394
4.85%, 4/27/2035 90,000 112,723
Lockheed Martin Corp. ,
2.90%, 3/1/2025(b) 500,000 535,989
3.55%, 1/15/2026 250,000 276,258
3.60%, 3/1/2035 110,000 125,906
4.07%, 12/15/2042 393,000 477,164
4.70%, 5/15/2046 250,000 330,508
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 533,042
4.75%, 6/1/2043 250,000 322,443
4.03%, 10/15/2047 500,000 596,542
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 222,437
6.13%, 7/15/2038 400,000 570,487
4.70%, 12/15/2041 50,000 62,812
4.50%, 6/1/2042 700,000 871,521
4.63%, 11/16/2048 500,000 643,235
Textron, Inc. ,
4.30%, 3/1/2024 250,000 270,253
13,090,300
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 108,404
3.90%, 2/1/2035 380,000 435,542
4.55%, 4/1/2046 500,000 607,214
5.25%, 5/15/2050(b) 200,000 271,337
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 110,967
6.20%, 1/15/2038 295,000 435,888
3.40%, 9/1/2049 320,000 355,948
5.30%, 4/1/2050(b) 150,000 219,607
2,544,907
Airlines 0.0%
†
Southwest Airlines Co. ,
5.13%, 6/15/2027 275,000 323,530
2.63%, 2/10/2030(b) 400,000 409,400
732,930
Auto Components 0.1%
Aptiv Corp. ,
4.15%, 3/15/2024 475,000 515,377
Aptiv plc ,
5.40%, 3/15/2049(b) 150,000 203,009
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 145,724
2.65%, 7/1/2027(b) 55,000 58,331
Lear Corp. ,
5.25%, 5/15/2049 150,000 189,220
1,111,661

12 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 379,146
General Motors Co. ,
6.13%, 10/1/2025 400,000 473,521
4.20%, 10/1/2027 250,000 278,757
6.80%, 10/1/2027 300,000 377,870
5.15%, 4/1/2038 250,000 304,846
5.20%, 4/1/2045 250,000 308,992
5.40%, 4/1/2048 250,000 318,434
2,441,566
Banks 4.6%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 256,071
Banco Santander SA ,
2.75%, 5/28/2025 200,000 210,760
3.80%, 2/23/2028 600,000 663,320
3.49%, 5/28/2030(b) 200,000 215,962
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 521,875
4.10%, 7/24/2023 250,000 268,621
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 1,515,000 1,570,067
4.00%, 4/1/2024 350,000 381,824
(SOFR + 0.41%), 0.52%,
6/14/2024(b)(c) 100,000 99,979
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 426,503
(SOFR + 0.74%), 0.81%,
10/24/2024(b)(c) 300,000 301,249
Series L, 3.95%, 4/21/2025 310,000 340,209
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 300,961
3.88%, 8/1/2025 250,000 277,764
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 309,314
4.45%, 3/3/2026 125,000 141,974
3.50%, 4/19/2026 290,000 319,481
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 501,094
4.25%, 10/22/2026 435,000 491,186
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 198,084
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 1,500,000 1,642,836
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 800,000 806,153
3.25%, 10/21/2027 500,000 542,370
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 554,814
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 1,089,109
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 100,809
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 210,678
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 618,562
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 389,822
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 648,141
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 297,050
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 291,150
5.88%, 2/7/2042 250,000 359,600
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 317,430
5.00%, 1/21/2044 350,000 465,366
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b)(c) 300,000 371,935
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 615,169
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 716,949
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 58,510
Bank of Montreal ,
1.85%, 5/1/2025(b) 500,000 515,748
Bank of Nova Scotia (The) ,
2.45%, 9/19/2022 1,000,000 1,026,003
1.35%, 6/24/2026 300,000 299,982
2.15%, 8/1/2031 300,000 298,685
Barclays plc ,
4.34%, 1/10/2028 1,000,000 1,118,129
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 468,391
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 233,097
5.25%, 8/17/2045 205,000 272,704
4.95%, 1/10/2047 200,000 258,488
BBVA USA ,
3.88%, 4/10/2025 500,000 550,890
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 500,000 511,490
0.50%, 12/14/2023 200,000 199,454
1.25%, 6/22/2026 200,000 199,029

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 0.95%), 2.88%,
7/24/2023(c) 500,000 512,838
3.88%, 10/25/2023 750,000 809,331
3.75%, 6/16/2024 500,000 543,784
3.30%, 4/27/2025 560,000 608,877
4.60%, 3/9/2026 350,000 398,370
3.40%, 5/1/2026 500,000 545,780
4.30%, 11/20/2026 500,000 564,429
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 283,773
4.45%, 9/29/2027 500,000 571,248
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 556,473
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 1,000,000 1,095,086
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 566,323
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 211,837
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 103,203
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 308,407
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 249,398
6.63%, 6/15/2032 333,000 453,474
8.13%, 7/15/2039(b) 350,000 604,633
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 401,174
6.68%, 9/13/2043 250,000 383,828
4.65%, 7/23/2048 200,000 261,889
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 174,322
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 286,827
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 250,000 273,370
3.38%, 5/21/2025 250,000 273,143
5.25%, 5/24/2041 175,000 241,299
5.25%, 8/4/2045(b) 250,000 334,928
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 440,000 457,856
Discover Bank ,
4.20%, 8/8/2023(b) 500,000 538,379
2.45%, 9/12/2024 300,000 313,883
2.70%, 2/6/2030(b) 310,000 324,135
Fifth Third Bancorp ,
3.65%, 1/25/2024 500,000 535,547
Fifth Third Bank NA ,
1.80%, 1/30/2023 250,000 255,465
3.95%, 7/28/2025 200,000 224,209
3.85%, 3/15/2026 300,000 332,478
2.25%, 2/1/2027(b) 295,000 309,132
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 541,629
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(c) 200,000 212,457
(ICE LIBOR USD 3
Month + 1.21%), 3.80%,
3/11/2025(c) 500,000 537,642
(SOFR + 0.71%), 0.98%,
5/24/2025(c) 200,000 199,832
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 395,229
4.95%, 3/31/2030 200,000 241,362
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 225,775
6.50%, 5/2/2036 400,000 551,886
6.50%, 9/15/2037 600,000 834,616
6.80%, 6/1/2038(b) 200,000 286,941
5.25%, 3/14/2044 250,000 323,990
HSBC USA, Inc. ,
3.50%, 6/23/2024 500,000 541,705
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 208,146
ING Groep NV ,
4.10%, 10/2/2023 500,000 539,209
4.55%, 10/2/2028(b) 200,000 234,889
JPMorgan Chase & Co. ,
3.25%, 9/23/2022 1,000,000 1,036,054
2.70%, 5/18/2023 500,000 519,863
3.88%, 9/10/2024 1,000,000 1,090,070
3.13%, 1/23/2025 500,000 536,555
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 189,636
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 400,000 400,473
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 260,380
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 300,000 309,720
3.30%, 4/1/2026 500,000 546,894
8.00%, 4/29/2027 290,000 391,009
4.25%, 10/1/2027 500,000 569,734
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 549,732
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 678,323
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 1,000,000 1,007,861
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 411,597
(SOFR + 1.25%), 2.58%,
4/22/2032(c) 75,000 76,975
5.60%, 7/15/2041 400,000 560,893
5.40%, 1/6/2042 500,000 685,098
4.85%, 2/1/2044 500,000 655,583
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 910,300

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 293,371
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 619,024
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 213,562
KeyBank NA ,
6.95%, 2/1/2028 225,000 286,453
KeyCorp ,
2.25%, 4/6/2027 50,000 51,771
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 541,720
Kreditanstalt fuer
Wiederaufbau ,
1.75%, 8/22/2022 1,000,000 1,018,163
2.38%, 12/29/2022 1,250,000 1,289,728
2.63%, 2/28/2024 2,500,000 2,643,868
0.00%, 6/29/2037(b)(d) 750,000 550,991
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 1,040,360
Lloyds Banking Group plc ,
4.50%, 11/4/2024 205,000 226,776
4.58%, 12/10/2025 350,000 393,273
4.65%, 3/24/2026 500,000 566,032
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 1,093,774
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 787,737
3.85%, 3/1/2026 750,000 838,444
3.74%, 3/7/2029 1,000,000 1,127,823
3.20%, 7/18/2029 500,000 540,635
Mizuho Financial Group, Inc. ,
(SOFR + 1.25%), 1.24%,
7/10/2024(c) 200,000 202,756
(SOFR + 1.36%), 2.55%,
9/13/2025(c) 455,000 476,358
3.17%, 9/11/2027 750,000 817,237
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 399,293
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 425,724
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 798,115
Natwest Group plc ,
3.88%, 9/12/2023 365,000 389,910
4.80%, 4/5/2026 500,000 572,467
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 199,975
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Natwest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 211,053
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 592,734
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 1,000,000 1,016,926
1.50%, 2/12/2025 1,000,000 1,028,830
PNC Bank NA ,
2.95%, 1/30/2023 250,000 259,493
3.80%, 7/25/2023 500,000 532,928
2.95%, 2/23/2025 500,000 536,361
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 500,000 525,952
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 400,000 408,733
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 416,520
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 174,218
2.55%, 7/16/2024 350,000 369,092
2.25%, 11/1/2024(b) 500,000 523,959
1.20%, 4/27/2026 700,000 699,518
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 534,857
3.24%, 10/5/2026 300,000 320,436
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 500,854
Santander UK plc ,
4.00%, 3/13/2024(b) 500,000 544,548
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 524,465
2.63%, 7/14/2026 750,000 796,927
3.35%, 10/18/2027(b) 500,000 548,401
3.20%, 9/17/2029 500,000 532,089
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 511,400
0.55%, 3/4/2024 250,000 249,821
3.25%, 3/11/2024 500,000 535,275
0.75%, 1/6/2026(b) 200,000 197,287
1.20%, 6/3/2026(b) 200,000 200,252
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 418,498
3.63%, 9/16/2025 250,000 275,061
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 261,773

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
2.85%, 10/26/2024 250,000 267,315
4.00%, 5/1/2025 1,000,000 1,111,857
1.13%, 8/3/2027 300,000 292,730
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 300,909
US Bancorp ,
3.90%, 4/26/2028(b) 500,000 575,773
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,069,068
Wells Fargo & Co. ,
3.75%, 1/24/2024 2,000,000 2,150,899
(SOFR + 1.60%), 1.65%,
6/2/2024(b)(c) 600,000 612,833
3.00%, 2/19/2025 825,000 882,878
3.00%, 4/22/2026 500,000 537,629
5.38%, 11/2/2043 250,000 333,409
5.61%, 1/15/2044 388,000 530,250
4.65%, 11/4/2044 500,000 616,021
4.90%, 11/17/2045 500,000 641,265
4.40%, 6/14/2046 350,000 421,894
4.75%, 12/7/2046 200,000 253,089
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 684,920
Wells Fargo Bank NA ,
3.55%, 8/14/2023 1,000,000 1,064,605
Westpac Banking Corp. ,
2.00%, 1/13/2023 30,000 30,783
1.15%, 6/3/2026(b) 200,000 199,913
3.40%, 1/25/2028(b) 500,000 557,536
2.65%, 1/16/2030 120,000 128,417
2.15%, 6/3/2031 300,000 303,275
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 332,914
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 549,445
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 262,010
103,381,265
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 750,000 828,138
4.90%, 2/1/2046 770,000 974,628
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 182,164
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 284,654
4.75%, 1/23/2029(b) 400,000 476,506
4.60%, 4/15/2048 500,000 610,422
4.44%, 10/6/2048 581,000 695,394
5.55%, 1/23/2049 1,000,000 1,374,841
4.50%, 6/1/2050(b) 500,000 608,495
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 500,000 519,812
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The),
2.90%, 5/25/2027 500,000 546,039
3.45%, 3/25/2030 400,000 450,429
2.00%, 3/5/2031(b) 95,000 95,925
2.25%, 1/5/2032 300,000 307,138
2.88%, 5/5/2041 300,000 311,780
2.60%, 6/1/2050(b) 400,000 385,401
3.00%, 3/5/2051(b) 135,000 140,517
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 550,256
3.60%, 2/15/2028 400,000 443,136
2.88%, 5/1/2030(b) 500,000 524,327
Diageo Capital plc ,
2.63%, 4/29/2023 500,000 518,434
2.38%, 10/24/2029 210,000 217,381
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 393,251
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 210,352
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 880,575
5.09%, 5/25/2048 250,000 329,972
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 203,469
5.00%, 5/1/2042 250,000 306,722
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,555
0.40%, 10/7/2023 35,000 35,034
2.25%, 3/19/2025 300,000 315,271
2.75%, 3/19/2030(b) 700,000 753,832
1.63%, 5/1/2030 130,000 127,792
1.40%, 2/25/2031(b) 200,000 193,169
4.45%, 4/14/2046(b) 500,000 643,857
3.63%, 3/19/2050 400,000 468,312
15,972,980
Biotechnology 0.5%
AbbVie, Inc. ,
3.25%, 10/1/2022 200,000 205,631
2.30%, 11/21/2022 200,000 205,285
3.85%, 6/15/2024 325,000 352,481
2.60%, 11/21/2024 400,000 421,779
3.80%, 3/15/2025 250,000 273,462
3.60%, 5/14/2025 500,000 545,598
3.20%, 5/14/2026 320,000 346,966
4.55%, 3/15/2035 195,000 236,673
4.50%, 5/14/2035 500,000 602,248
4.30%, 5/14/2036 250,000 296,605
4.05%, 11/21/2039(b) 580,000 673,627
4.40%, 11/6/2042 625,000 758,913
4.75%, 3/15/2045 168,000 210,630
4.25%, 11/21/2049 675,000 808,997
Amgen, Inc. ,
2.30%, 2/25/2031(b) 500,000 505,881
4.56%, 6/15/2048 524,000 658,674
4.66%, 6/15/2051 618,000 797,042
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 66,234

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 200,545
3.15%, 5/1/2050 230,000 225,881
3.25%, 2/15/2051(e) 130,000 130,087
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 50,000 50,025
3.70%, 4/1/2024 1,000,000 1,074,931
3.50%, 2/1/2025(b) 240,000 260,203
3.65%, 3/1/2026 145,000 159,852
1.20%, 10/1/2027 60,000 58,488
1.65%, 10/1/2030(b) 215,000 207,823
4.50%, 2/1/2045 500,000 611,745
4.75%, 3/1/2046 500,000 634,076
2.80%, 10/1/2050 95,000 91,504
11,671,886
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 271,707
Carrier Global Corp. ,
2.24%, 2/15/2025 120,000 124,772
2.49%, 2/15/2027 135,000 141,297
2.72%, 2/15/2030 50,000 51,836
3.58%, 4/5/2050 500,000 530,233
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 268,880
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 202,440
1.75%, 9/15/2030 100,000 96,301
4.63%, 7/2/2044(f) 350,000 433,922
Masco Corp. ,
2.00%, 2/15/2031 250,000 244,036
3.13%, 2/15/2051 60,000 59,511
Owens Corning ,
4.30%, 7/15/2047 200,000 232,572
2,657,507
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 810,718
2.10%, 10/24/2024 250,000 261,977
Series G, 3.00%, 2/24/2025 205,000 220,523
3.00%, 10/30/2028 500,000 546,888
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 206,339
Brookfield Finance, Inc. ,
4.25%, 6/2/2026(b) 500,000 563,582
4.85%, 3/29/2029 300,000 353,239
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 288,831
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 168,684
1.15%, 5/13/2026 400,000 400,118
4.00%, 2/1/2029 500,000 576,809
1.65%, 3/11/2031(b) 200,000 194,147
2.30%, 5/13/2031(b) 300,000 306,499
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 535,443
Credit Suisse AG ,
1.00%, 5/5/2023(b) 1,250,000 1,263,486
3.63%, 9/9/2024 250,000 271,606
2.95%, 4/9/2025 400,000 428,277
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 423,035
4.55%, 4/17/2026 500,000 566,306
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 79,581
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 787,543
3.70%, 5/30/2024 470,000 504,604
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 282,431
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 216,219
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 157,280
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 159,670
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 152,527
Franklin Resources, Inc. ,
2.80%, 9/15/2022 500,000 514,452
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 98,864
Goldman Sachs Group, Inc.
(The) ,
3.63%, 1/22/2023 750,000 787,356
3.20%, 2/23/2023(b) 500,000 521,637
3.85%, 7/8/2024 385,000 416,441
3.50%, 4/1/2025 670,000 726,881
3.75%, 5/22/2025 500,000 546,973
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 249,295
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 498,593
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 590,000 602,725
6.45%, 5/1/2036 400,000 568,999
6.75%, 10/1/2037 150,000 218,426
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 586,309
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 608,768
6.25%, 2/1/2041 350,000 520,783
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 209,245
4.80%, 7/8/2044 500,000 652,879
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023 500,000 538,786
3.75%, 12/1/2025 160,000 177,111
2.10%, 6/15/2030 165,000 163,561
1.85%, 9/15/2032(b) 500,000 475,122

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.25%, 9/21/2048 250,000 295,217
3.00%, 6/15/2050 75,000 74,167
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023(b) 250,000 268,897
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 267,140
4.85%, 1/15/2027(b) 500,000 581,588
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 581,772
Moody's Corp. ,
4.50%, 9/1/2022 150,000 155,693
3.25%, 5/20/2050 35,000 36,580
Morgan Stanley ,
4.88%, 11/1/2022 500,000 528,227
4.10%, 5/22/2023 650,000 692,113
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 400,000 399,797
Series F, 3.88%, 4/29/2024 625,000 679,765
(SOFR + 0.53%), 0.79%,
5/30/2025(b)(c) 370,000 368,694
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 664,513
3.13%, 7/27/2026 500,000 541,739
4.35%, 9/8/2026 500,000 566,133
3.63%, 1/20/2027 750,000 831,615
3.95%, 4/23/2027 500,000 558,684
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 1,000,000 1,122,327
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 1,000,000 1,170,891
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 915,328
7.25%, 4/1/2032 324,000 471,026
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 486,014
4.30%, 1/27/2045 300,000 370,759
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 148,832
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 200,982
Nasdaq, Inc. ,
1.65%, 1/15/2031 400,000 377,863
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 500,000 524,687
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 100,041
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 145,000 143,912
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 323,102
S&P Global, Inc. ,
2.50%, 12/1/2029(b) 80,000 83,844
1.25%, 8/15/2030(b) 110,000 104,117
3.25%, 12/1/2049 65,000 69,838
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
S&P Global, Inc.,
2.30%, 8/15/2060 40,000 34,261
State Street Corp. ,
3.70%, 11/20/2023 500,000 539,824
3.30%, 12/16/2024 310,000 337,407
2.40%, 1/24/2030 200,000 208,279
36,235,236
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 25,594
1.85%, 5/15/2027(b) 105,000 107,856
2.05%, 5/15/2030(b) 145,000 147,804
2.70%, 5/15/2040 65,000 65,921
2.80%, 5/15/2050 40,000 39,981
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 260,000 458,514
4.80%, 5/15/2049 350,000 449,100
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 300,000 416,535
Eastman Chemical Co. ,
3.60%, 8/15/2022 100,000 102,770
4.65%, 10/15/2044 200,000 241,630
Ecolab, Inc. ,
3.25%, 1/14/2023 500,000 520,656
1.30%, 1/30/2031(b) 200,000 188,906
2.13%, 8/15/2050(b) 200,000 177,836
FMC Corp. ,
3.45%, 10/1/2029 60,000 65,229
4.50%, 10/1/2049 85,000 103,248
Linde, Inc. ,
3.20%, 1/30/2026(b) 250,000 273,626
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 212,585
LYB International Finance III
LLC ,
3.38%, 5/1/2030 500,000 541,775
2.25%, 10/1/2030(b) 135,000 134,801
4.20%, 5/1/2050 300,000 345,184
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 300,232
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 268,512
4.05%, 11/15/2027(b) 250,000 280,293
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,323
3.00%, 4/1/2025 150,000 159,567
5.88%, 12/1/2036 125,000 169,944
5.25%, 1/15/2045 350,000 466,141
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 109,720
2.80%, 8/15/2029 500,000 531,810
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 360,949
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 446,319
2.95%, 8/15/2029 200,000 214,313
4.50%, 6/1/2047 300,000 375,242

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Chemical Corp. ,
4.38%, 11/15/2047 200,000 234,558
8,588,474
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 24,035
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 136,431
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 536,851
1.45%, 2/15/2031(b) 165,000 154,581
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 35,372
2.95%, 6/1/2041 85,000 87,566
4.15%, 7/15/2049(b) 125,000 156,237
1,131,073
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 441,891
5.90%, 2/15/2039 500,000 727,989
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 546,849
2.30%, 11/15/2030 300,000 294,610
2,011,339
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 64,395
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 508,496
2.40%, 7/15/2031 25,000 25,020
3.20%, 7/15/2051 50,000 50,031
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 302,284
950,226
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028(b) 500,000 535,183
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 646,525
4.63%, 3/30/2025 100,000 111,966
8.00%, 11/1/2031 150,000 215,557
American Express Co. ,
2.50%, 7/30/2024 400,000 421,457
3.00%, 10/30/2024 500,000 536,303
3.63%, 12/5/2024 500,000 546,300
American Honda Finance
Corp. ,
2.60%, 11/16/2022 500,000 516,058
1.95%, 5/10/2023 175,000 180,249
2.15%, 9/10/2024(b) 500,000 522,342
2.35%, 1/8/2027 100,000 105,451
Capital One Financial Corp. ,
3.20%, 1/30/2023 1,000,000 1,041,224
3.75%, 4/24/2024(b) 700,000 756,239
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
3.75%, 7/28/2026 250,000 275,782
3.65%, 5/11/2027 300,000 332,992
Caterpillar Financial Services
Corp. ,
3.30%, 6/9/2024 250,000 269,212
2.15%, 11/8/2024 500,000 524,240
3.25%, 12/1/2024 500,000 545,300
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 279,740
General Motors Financial Co.,
Inc. ,
5.20%, 3/20/2023 500,000 538,392
5.25%, 3/1/2026 1,055,000 1,218,194
1.50%, 6/10/2026 200,000 198,695
3.60%, 6/21/2030 200,000 216,550
2.70%, 6/10/2031 145,000 145,521
John Deere Capital Corp. ,
2.80%, 3/6/2023 500,000 520,988
0.45%, 1/17/2024(b) 250,000 249,721
0.70%, 1/15/2026(b) 200,000 198,067
1.05%, 6/17/2026 500,000 498,798
2.25%, 9/14/2026 250,000 263,130
1.50%, 3/6/2028 250,000 248,484
1.45%, 1/15/2031(b) 200,000 193,254
2.00%, 6/17/2031 500,000 505,395
Synchrony Financial ,
4.25%, 8/15/2024 350,000 382,455
4.50%, 7/23/2025 375,000 419,367
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 1,000,000 1,044,497
0.50%, 6/18/2024 100,000 99,560
1.80%, 2/13/2025 500,000 516,189
1.13%, 6/18/2026 400,000 398,238
3.20%, 1/11/2027 200,000 219,376
2.15%, 2/13/2030 500,000 512,470
16,949,461
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 51,115
2.69%, 5/25/2031 75,000 76,494
International Paper Co. ,
3.80%, 1/15/2026(b) 500,000 555,189
6.00%, 11/15/2041 550,000 781,609
Packaging Corp. of America ,
4.50%, 11/1/2023 250,000 270,096
3.00%, 12/15/2029 50,000 53,136
4.05%, 12/15/2049 100,000 117,486
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 299,643
2,204,768
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 40,169

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Duke University ,
Series 2020, 2.83%,
10/1/2055(b) 110,000 113,915
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 90,609
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 35,206
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 145,493
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 170,351
4.68%, 7/1/2114 75,000 109,060
Northwestern University ,
Series 2020, 2.64%,
12/1/2050(b) 28,000 28,332
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 84,066
3.30%, 7/15/2056 200,000 229,346
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 19,624
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 83,102
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 45,907
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 206,742
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 59,192
1,461,114
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 318,052
Block Financial LLC ,
5.50%, 11/1/2022 250,000 259,677
2.50%, 7/15/2028 105,000 105,427
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 171,169
4.35%, 4/20/2028 650,000 745,250
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 1,283,000 1,537,652
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 557,714
2.40%, 3/15/2030(b) 185,000 190,765
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
National Rural Utilities
Cooperative Finance Corp.,
8.00%, 3/1/2032 159,000 240,219
Shell International Finance
BV ,
3.40%, 8/12/2023 1,000,000 1,061,879
2.88%, 5/10/2026(b) 500,000 539,997
2.38%, 11/7/2029(b) 250,000 259,481
4.13%, 5/11/2035 500,000 594,678
6.38%, 12/15/2038 250,000 370,699
4.55%, 8/12/2043 500,000 622,263
3.75%, 9/12/2046 500,000 565,169
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 276,766
8,416,857
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
4.45%, 4/1/2024 500,000 545,973
3.95%, 1/15/2025(b) 500,000 551,811
1.65%, 2/1/2028 200,000 198,511
4.35%, 3/1/2029 1,000,000 1,157,857
4.30%, 2/15/2030 500,000 577,913
2.25%, 2/1/2032 300,000 294,438
2.55%, 12/1/2033(e) 860,000 851,952
4.50%, 5/15/2035 310,000 363,884
4.85%, 3/1/2039 500,000 607,336
3.10%, 2/1/2043(b) 100,000 97,985
4.65%, 6/1/2044 250,000 294,484
3.30%, 2/1/2052(b) 100,000 97,291
3.50%, 9/15/2053(e) 1,540,000 1,547,193
3.55%, 9/15/2055(b)(e) 975,000 978,269
3.80%, 12/1/2057(e) 1,114,000 1,160,657
3.65%, 9/15/2059(e) 429,000 435,048
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 387,001
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 552,923
Orange SA ,
9.00%, 3/1/2031(f) 407,000 640,118
5.38%, 1/13/2042 250,000 337,183
Telefonica Emisiones SA ,
4.57%, 4/27/2023 700,000 749,792
5.21%, 3/8/2047(b) 250,000 312,069
5.52%, 3/1/2049 500,000 650,606
TELUS Corp. ,
2.80%, 2/16/2027 500,000 534,528
4.30%, 6/15/2049 250,000 299,623
Verizon Communications, Inc. ,
0.75%, 3/22/2024 105,000 105,451
3.38%, 2/15/2025 996,000 1,082,009
0.85%, 11/20/2025 500,000 494,525
1.45%, 3/20/2026 105,000 105,893
2.10%, 3/22/2028 125,000 127,614
4.33%, 9/21/2028 783,000 911,052
3.88%, 2/8/2029 110,000 125,667
1.75%, 1/20/2031 900,000 862,504
2.55%, 3/21/2031 215,000 219,757

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
4.81%, 3/15/2039(b) 385,000 487,671
3.40%, 3/22/2041 230,000 243,304
4.52%, 9/15/2048 750,000 927,797
2.88%, 11/20/2050 1,000,000 949,917
3.55%, 3/22/2051(b) 270,000 288,459
2.99%, 10/30/2056 1,170,000 1,099,844
3.00%, 11/20/2060 500,000 466,695
22,722,604
Electric Utilities 1.5%
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 419,569
3.13%, 7/15/2051 80,000 81,981
Arizona Public Service Co. ,
2.60%, 8/15/2029 500,000 522,940
3.50%, 12/1/2049 200,000 218,804
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 80,761
3.20%, 9/15/2049(b) 115,000 120,305
2.90%, 6/15/2050(b) 60,000 59,734
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 644,536
Series AD, 2.90%, 7/1/2050 60,000 60,857
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 454,378
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 248,759
3.65%, 6/15/2046 250,000 284,265
4.00%, 3/1/2048 500,000 599,752
Series 127, 3.20%,
11/15/2049 155,000 164,507
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%,
7/1/2031(b) 300,000 302,337
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 150,000 212,901
5.10%, 6/1/2065 100,000 144,435
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 612,099
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 541,099
2.45%, 2/1/2030 100,000 103,298
3.70%, 12/1/2047 500,000 563,653
3.20%, 8/15/2049 50,000 52,434
Duke Energy Corp. ,
3.05%, 8/15/2022 350,000 357,922
0.90%, 9/15/2025 50,000 49,410
2.45%, 6/1/2030(b) 70,000 70,778
2.55%, 6/15/2031(b) 250,000 252,981
3.30%, 6/15/2041 200,000 204,867
3.50%, 6/15/2051 200,000 206,845
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 272,953
2.50%, 12/1/2029 70,000 73,354
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Florida LLC,
3.40%, 10/1/2046 500,000 543,997
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 155,626
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 603,498
4.20%, 8/15/2045 500,000 602,700
Edison International ,
3.55%, 11/15/2024 175,000 186,000
4.13%, 3/15/2028 500,000 531,932
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 237,526
Entergy Corp. ,
4.00%, 7/15/2022 400,000 412,599
2.80%, 6/15/2030 80,000 83,260
3.75%, 6/15/2050 35,000 38,324
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 846,424
1.75%, 3/15/2031 400,000 383,263
3.55%, 9/30/2049 200,000 212,500
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 236,065
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 264,929
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 261,432
Series Q, 0.80%,
8/15/2025(b) 100,000 98,862
Series O, 4.25%, 4/1/2029 400,000 465,643
Series R, 1.65%, 8/15/2030 100,000 95,705
3.45%, 1/15/2050(b) 100,000 105,376
Exelon Corp. ,
5.63%, 6/15/2035 400,000 526,757
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 64,149
3.13%, 12/1/2025 500,000 543,675
5.65%, 2/1/2037 450,000 616,385
3.95%, 3/1/2048 500,000 607,345
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,040,457
4.30%, 3/15/2042 500,000 589,172
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 137,200
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 437,416
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 692,177
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 307,793
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 759,234
4.80%, 9/15/2043 500,000 650,152
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 100,523
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 102,842
Series EE, 3.13%, 8/1/2050 100,000 103,400

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 125,000 126,343
2.75%, 11/1/2029 245,000 258,726
Northern States Power Co. ,
2.15%, 8/15/2022 250,000 252,846
4.00%, 8/15/2045 165,000 196,807
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 510,319
3.95%, 4/1/2030 200,000 230,084
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 190,767
5.30%, 6/1/2042 150,000 206,782
3.10%, 9/15/2049 250,000 262,824
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 529,728
3.75%, 7/1/2028(b) 800,000 837,566
4.55%, 7/1/2030(b) 500,000 534,780
2.50%, 2/1/2031 150,000 140,632
4.50%, 7/1/2040 300,000 300,145
4.95%, 7/1/2050(b) 500,000 514,283
PacifiCorp ,
5.25%, 6/15/2035 177,000 231,624
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 285,816
Potomac Electric Power Co. ,
4.15%, 3/15/2043 200,000 239,406
Progress Energy, Inc. ,
7.75%, 3/1/2031 236,000 336,713
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 198,422
4.30%, 3/15/2044 250,000 305,973
Series 34, 3.20%, 3/1/2050 200,000 216,472
Series 36, 2.70%, 1/15/2051 200,000 194,991
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 400,000 470,633
3.20%, 8/1/2049 250,000 268,299
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 528,480
Series G, 2.50%, 6/1/2031 100,000 100,117
6.00%, 1/15/2034 177,000 229,438
4.00%, 4/1/2047 200,000 210,380
Series B, 4.88%, 3/1/2049 300,000 354,955
Series H, 3.65%, 6/1/2051 30,000 30,027
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 320,153
4.40%, 7/1/2046(b) 200,000 234,874
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 750,000 826,020
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 44,635
Union Electric Co. ,
2.15%, 3/15/2032 100,000 100,250
3.65%, 4/15/2045 250,000 279,600
3.25%, 10/1/2049 250,000 264,983
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Virginia Electric and Power
Co. ,
3.45%, 9/1/2022 500,000 513,894
Series B, 4.20%, 5/15/2045 200,000 238,566
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 245,753
5.63%, 5/15/2033 59,000 77,220
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 538,918
6.50%, 7/1/2036 177,000 255,973
34,862,069
Electrical Equipment 0.1%
Eaton Corp. ,
2.75%, 11/2/2022 750,000 774,282
3.10%, 9/15/2027 500,000 542,967
1,317,249
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 263,981
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 262,921
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 99,636
Corning, Inc. ,
4.38%, 11/15/2057 500,000 595,751
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 141,037
3.00%, 1/15/2031 270,000 277,924
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 79,295
1,720,545
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 311,415
3.14%, 11/7/2029 85,000 91,422
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040 200,000 255,331
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 147,005
6.70%, 9/15/2038 300,000 413,650
5.00%, 11/15/2045 300,000 365,506
1,584,329
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 23,376
2.50%, 9/15/2050 200,000 179,527
NBCUniversal Media LLC ,
5.95%, 4/1/2041 200,000 287,965
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 353,557
3.00%, 2/13/2026 150,000 162,811
3.00%, 7/30/2046 150,000 154,579
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 102,822
2.00%, 9/1/2029 300,000 303,252
2.65%, 1/13/2031(b) 600,000 629,756
6.55%, 3/15/2033 300,000 427,145

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The),
6.20%, 12/15/2034 245,000 347,817
6.65%, 11/15/2037 150,000 225,813
3.50%, 5/13/2040 100,000 111,490
5.40%, 10/1/2043 500,000 696,989
4.70%, 3/23/2050 200,000 266,696
3.60%, 1/13/2051 300,000 340,052
4,613,647
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 386,487
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 250,000 257,273
American Tower Corp. ,
3.50%, 1/31/2023 250,000 261,903
0.60%, 1/15/2024(b) 155,000 154,793
2.40%, 3/15/2025 125,000 130,605
1.50%, 1/31/2028 300,000 291,712
3.95%, 3/15/2029 1,000,000 1,121,883
2.90%, 1/15/2030 110,000 115,742
1.88%, 10/15/2030(b) 165,000 159,169
2.95%, 1/15/2051 200,000 190,949
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 695,000 760,076
3.30%, 6/1/2029(b) 20,000 21,814
2.45%, 1/15/2031 210,000 215,393
Boston Properties LP ,
3.80%, 2/1/2024 250,000 267,542
2.75%, 10/1/2026(b) 750,000 800,941
2.90%, 3/15/2030 100,000 103,838
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 538,613
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 264,644
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 65,980
3.65%, 9/1/2027 750,000 826,945
3.10%, 11/15/2029 260,000 275,849
CubeSmart LP ,
2.00%, 2/15/2031 300,000 291,498
CyrusOne LP ,
2.90%, 11/15/2024 50,000 52,801
3.45%, 11/15/2029 50,000 53,106
Duke Realty LP ,
2.88%, 11/15/2029 125,000 131,491
1.75%, 7/1/2030 65,000 62,329
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 84,175
1.00%, 9/15/2025 50,000 49,644
1.55%, 3/15/2028(b) 100,000 98,190
2.00%, 5/15/2028 30,000 30,129
3.20%, 11/18/2029 105,000 112,623
2.50%, 5/15/2031 90,000 91,533
2.95%, 9/15/2051(b) 100,000 95,258
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.,
3.40%, 2/15/2052 200,000 205,714
ERP Operating LP ,
3.00%, 4/15/2023 200,000 207,964
4.50%, 7/1/2044 350,000 440,277
Essential Properties LP ,
2.95%, 7/15/2031 100,000 99,913
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 112,830
3.00%, 1/15/2030 75,000 78,897
2.65%, 3/15/2032 35,000 35,509
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 219,616
GLP Capital LP ,
5.30%, 1/15/2029 500,000 582,500
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 265,519
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027 60,000 59,926
3.50%, 7/15/2029 125,000 138,027
3.00%, 1/15/2030(b) 180,000 190,724
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 260,971
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 525,000 553,495
Series E, 4.00%, 6/15/2025 375,000 405,774
Series H, 3.38%,
12/15/2029 100,000 104,813
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 104,155
Kimco Realty Corp. ,
3.13%, 6/1/2023(b) 500,000 521,184
4.45%, 9/1/2047 250,000 299,593
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 52,279
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 500,000 508,205
3.50%, 4/15/2051 40,000 41,862
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 614,942
3.63%, 10/1/2029 100,000 107,110
Prologis LP ,
2.25%, 4/15/2030 160,000 163,424
1.25%, 10/15/2030(b) 65,000 61,158
3.00%, 4/15/2050 65,000 66,190
2.13%, 10/15/2050 155,000 132,297
Public Storage ,
1.85%, 5/1/2028(b) 185,000 186,426
2.30%, 5/1/2031(b) 160,000 163,212
Rayonier LP ,
2.75%, 5/17/2031 45,000 45,428
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 68,565
3.25%, 1/15/2031 265,000 288,701
1.80%, 3/15/2033(b) 55,000 52,289

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Regency Centers LP ,
2.95%, 9/15/2029 50,000 52,653
3.70%, 6/15/2030 300,000 331,861
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 264,203
Simon Property Group LP ,
3.38%, 10/1/2024(b) 500,000 537,942
2.45%, 9/13/2029 250,000 257,225
4.25%, 11/30/2046 500,000 576,059
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 528,234
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 266,462
Sun Communities Operating
LP ,
2.70%, 7/15/2031 100,000 99,990
UDR, Inc. ,
3.00%, 8/15/2031 250,000 262,983
1.90%, 3/15/2033 55,000 51,366
Ventas Realty LP ,
3.13%, 6/15/2023 500,000 520,516
4.00%, 3/1/2028 250,000 280,394
3.00%, 1/15/2030 100,000 104,516
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 400,000 417,847
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 563,910
2.05%, 1/15/2029 70,000 70,096
3.10%, 1/15/2030(b) 100,000 106,497
2.75%, 1/15/2031 500,000 515,241
Weyerhaeuser Co. ,
7.38%, 3/15/2032 500,000 721,518
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 132,814
22,466,744
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 493,472
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 538,195
1.70%, 1/15/2031 290,000 277,384
7.50%, 4/1/2031 257,000 367,763
5.40%, 7/15/2040 200,000 261,575
5.40%, 1/15/2049 50,000 68,201
3.95%, 1/15/2050(b) 100,000 113,792
Sysco Corp. ,
2.40%, 2/15/2030(b) 300,000 304,620
5.95%, 4/1/2030 300,000 384,768
6.60%, 4/1/2050 300,000 466,009
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 21,765
3.20%, 4/15/2030(b) 500,000 534,802
Walmart, Inc. ,
2.55%, 4/11/2023(b) 750,000 777,698
3.30%, 4/22/2024 725,000 777,537
2.65%, 12/15/2024 500,000 532,650
3.05%, 7/8/2026 500,000 547,436
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc.,
3.70%, 6/26/2028 200,000 227,669
7.55%, 2/15/2030(b) 118,000 175,433
3.63%, 12/15/2047 500,000 584,239
4.05%, 6/29/2048 500,000 628,001
2.95%, 9/24/2049 250,000 264,832
8,347,841
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 211,133
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 101,097
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 569,784
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 294,439
5.30%, 11/1/2038 250,000 317,724
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 576,393
3.00%, 2/1/2051(b)(e) 100,000 100,776
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 261,435
Hormel Foods Corp. ,
1.70%, 6/3/2028 200,000 201,135
3.05%, 6/3/2051 200,000 207,366
J M Smucker Co. (The) ,
4.25%, 3/15/2035 400,000 469,325
Kellogg Co. ,
3.25%, 4/1/2026 125,000 136,793
4.50%, 4/1/2046(b) 250,000 310,125
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 324,156
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 61,058
3.63%, 2/13/2026(b) 300,000 331,944
2.75%, 4/13/2030 200,000 210,668
1.50%, 2/4/2031 70,000 66,159
2.63%, 9/4/2050 40,000 37,224
Tyson Foods, Inc. ,
3.95%, 8/15/2024 500,000 544,930
3.55%, 6/2/2027 500,000 553,719
4.55%, 6/2/2047 100,000 122,303
5.10%, 9/28/2048 250,000 329,052
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 500,000 521,145
1.38%, 9/14/2030(b) 165,000 159,381
5.90%, 11/15/2032 206,000 282,964
7,302,228
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027 500,000 539,073
3.38%, 9/15/2049 160,000 172,761
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 105,081
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 260,546

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 305,057
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 112,078
1,494,596
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 100,415
3.75%, 11/30/2026(b) 498,000 562,406
1.15%, 1/30/2028 90,000 88,297
1.40%, 6/30/2030(b) 95,000 91,724
5.30%, 5/27/2040 500,000 695,505
4.90%, 11/30/2046 250,000 342,141
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 489,613
Becton Dickinson and Co. ,
3.73%, 12/15/2024 570,000 620,701
3.70%, 6/6/2027 326,000 362,245
4.67%, 6/6/2047 200,000 249,160
3.79%, 5/20/2050 200,000 223,626
Boston Scientific Corp. ,
3.85%, 5/15/2025(b) 255,000 281,483
4.00%, 3/1/2029(b) 500,000 568,666
4.70%, 3/1/2049 150,000 191,836
Danaher Corp. ,
3.35%, 9/15/2025 250,000 273,890
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 104,551
3.25%, 11/15/2039 100,000 107,079
3.40%, 11/15/2049(b) 140,000 153,921
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 333,959
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 435,421
4.63%, 3/15/2045 300,000 393,542
Stryker Corp. ,
3.38%, 11/1/2025 160,000 174,712
3.50%, 3/15/2026(b) 70,000 77,274
4.63%, 3/15/2046 400,000 510,824
Zimmer Biomet Holdings, Inc. ,
4.45%, 8/15/2045(b) 150,000 176,991
7,609,982
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 71,733
Series 2020, 3.01%,
6/15/2050 66,000 67,851
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 520,382
3.50%, 11/15/2024 500,000 540,902
6.63%, 6/15/2036 250,000 364,238
3.88%, 8/15/2047 200,000 223,672
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 58,977
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 233,107
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Anthem, Inc. ,
4.10%, 3/1/2028 750,000 857,180
2.25%, 5/15/2030 200,000 201,720
4.63%, 5/15/2042 250,000 309,954
5.10%, 1/15/2044 300,000 394,626
4.65%, 8/15/2044 250,000 311,971
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 232,686
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 41,259
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 86,237
Cardinal Health, Inc. ,
3.75%, 9/15/2025 340,000 373,951
3.41%, 6/15/2027 500,000 546,491
4.37%, 6/15/2047 200,000 223,952
Cigna Corp. ,
3.00%, 7/15/2023 500,000 523,640
3.50%, 6/15/2024 500,000 536,017
3.25%, 4/15/2025 250,000 269,522
3.05%, 10/15/2027(b) 400,000 431,950
4.38%, 10/15/2028 300,000 348,910
2.38%, 3/15/2031(b) 110,000 111,541
4.80%, 7/15/2046 250,000 317,027
4.90%, 12/15/2048 600,000 772,706
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 37,317
2.78%, 10/1/2030 77,000 79,903
3.82%, 10/1/2049 108,000 120,984
4.19%, 10/1/2049 37,000 42,528
3.91%, 10/1/2050 149,000 163,770
CVS Health Corp. ,
3.70%, 3/9/2023 603,000 635,038
4.10%, 3/25/2025 61,000 67,633
4.30%, 3/25/2028 391,000 449,222
1.75%, 8/21/2030 360,000 346,989
1.88%, 2/28/2031 210,000 203,691
4.88%, 7/20/2035 500,000 608,920
4.13%, 4/1/2040 200,000 232,008
5.13%, 7/20/2045 300,000 390,195
5.05%, 3/25/2048 1,000,000 1,298,876
4.25%, 4/1/2050 85,000 100,756
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 115,373
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,104,925
4.13%, 6/15/2029 250,000 281,519
2.38%, 7/15/2031 50,000 49,366
5.50%, 6/15/2047 350,000 455,848
3.50%, 7/15/2051(b) 45,000 44,979
Humana, Inc. ,
3.15%, 12/1/2022 1,000,000 1,031,136
3.95%, 8/15/2049 150,000 171,816
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 23,614

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 87,715
4.88%, 4/1/2042 250,000 336,874
Series 2019, 3.27%,
11/1/2049 122,000 133,139
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 35,145
2.95%, 12/1/2029 250,000 263,227
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 49,812
Series 2020, 3.19%,
7/1/2049 100,000 105,835
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061(b) 79,000 85,072
McKesson Corp. ,
3.95%, 2/16/2028 250,000 283,386
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 57,895
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 36,769
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 231,797
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 41,268
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 44,072
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 401,493
4.20%, 6/30/2029 100,000 115,269
2.95%, 6/30/2030 75,000 79,579
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 35,395
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 44,554
Series 2018, 4.09%,
8/15/2048 50,000 59,910
Series 20A, 3.36%,
8/15/2050 134,000 142,208
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 67,339
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026 120,000 119,996
3.38%, 4/15/2027 500,000 554,741
2.95%, 10/15/2027 200,000 217,553
3.88%, 12/15/2028 500,000 575,019
2.30%, 5/15/2031 175,000 179,215
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
4.63%, 7/15/2035 105,000 132,632
5.80%, 3/15/2036 708,000 996,663
3.05%, 5/15/2041 180,000 188,520
3.95%, 10/15/2042 250,000 295,639
4.75%, 7/15/2045 250,000 327,487
3.70%, 8/15/2049 500,000 572,412
3.25%, 5/15/2051 60,000 64,006
3.88%, 8/15/2059 300,000 355,799
3.13%, 5/15/2060 100,000 103,157
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 53,477
24,502,677
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 238,655
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 217,518
3.25%, 2/15/2030 165,000 172,350
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 52,477
3.50%, 8/18/2026 55,000 58,479
3.90%, 8/8/2029 40,000 42,584
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 300,000 346,290
Series GG, 3.50%,
10/15/2032 200,000 212,460
McDonald's Corp. ,
3.80%, 4/1/2028 500,000 565,729
4.70%, 12/9/2035 400,000 495,818
4.88%, 7/15/2040 250,000 319,852
4.88%, 12/9/2045 250,000 322,042
3.63%, 9/1/2049 200,000 221,627
4.20%, 4/1/2050 200,000 240,987
Sands China Ltd. ,
4.60%, 8/8/2023 500,000 531,050
5.40%, 8/8/2028 200,000 232,154
Starbucks Corp. ,
3.50%, 3/1/2028(b) 750,000 837,889
2.55%, 11/15/2030(b) 200,000 207,230
4.45%, 8/15/2049 250,000 310,091
3.50%, 11/15/2050 200,000 215,450
5,840,732
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 225,355
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 546,330
2.40%, 5/15/2031 175,000 176,434
948,119
Household Products 0.2%
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 519,098
6.63%, 8/1/2037 130,000 201,976
3.20%, 7/30/2046 165,000 179,682

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Kimberly-Clark Corp.,
2.88%, 2/7/2050(b) 100,000 102,908
Procter & Gamble Co. (The) ,
2.15%, 8/11/2022 1,000,000 1,021,090
0.55%, 10/29/2025 240,000 237,146
1.00%, 4/23/2026 170,000 171,294
2.85%, 8/11/2027 250,000 272,613
1.20%, 10/29/2030 300,000 286,084
1.95%, 4/23/2031(b) 300,000 305,430
3.60%, 3/25/2050(b) 300,000 364,805
3,662,126
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(e) 400,000 395,764
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 251,999
647,763
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025 200,000 208,369
3.00%, 8/7/2025 400,000 433,833
2.38%, 8/26/2029 200,000 209,943
3.05%, 4/15/2030(b) 300,000 329,354
5.70%, 3/15/2037 415,000 578,691
3.25%, 8/26/2049(b) 90,000 98,235
General Electric Co. ,
3.38%, 3/11/2024(b) 500,000 535,886
3.45%, 5/15/2024 144,000 154,173
3.63%, 5/1/2030(b) 400,000 446,032
6.75%, 3/15/2032 323,000 447,723
6.15%, 8/7/2037 101,000 140,505
5.88%, 1/14/2038 144,000 195,811
6.88%, 1/10/2039 200,000 299,211
4.25%, 5/1/2040 200,000 233,720
4.13%, 10/9/2042 24,000 27,646
4.35%, 5/1/2050(b) 300,000 362,786
Honeywell International, Inc. ,
1.35%, 6/1/2025(b) 40,000 40,737
2.50%, 11/1/2026(b) 500,000 532,544
2.70%, 8/15/2029 500,000 536,360
2.80%, 6/1/2050(b) 90,000 92,526
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 52,438
1.00%, 9/15/2025 60,000 59,696
2.95%, 9/15/2029 90,000 96,228
1.75%, 2/15/2031 245,000 235,430
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 313,954
6,661,831
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 563,244
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 259,984
American International Group,
Inc. ,
3.90%, 4/1/2026 475,000 530,072
4.25%, 3/15/2029 500,000 575,696
3.88%, 1/15/2035 250,000 282,726
4.80%, 7/10/2045 150,000 187,456
4.38%, 6/30/2050 200,000 243,122
4.38%, 1/15/2055 250,000 302,821
Aon Corp. ,
2.80%, 5/15/2030 400,000 419,928
Aon plc ,
4.60%, 6/14/2044 250,000 312,881
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 326,658
Berkshire Hathaway Finance
Corp. ,
1.45%, 10/15/2030(b) 200,000 195,243
4.30%, 5/15/2043 250,000 311,521
4.25%, 1/15/2049 300,000 372,664
2.85%, 10/15/2050 45,000 44,919
2.50%, 1/15/2051(b) 230,000 214,799
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 281,000 305,536
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 238,807
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 519,959
3.35%, 5/3/2026 90,000 98,812
4.35%, 11/3/2045 250,000 315,461
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 245,640
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 100,038
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 441,282
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 533,663
Loews Corp. ,
4.13%, 5/15/2043 200,000 237,801
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 551,724
Markel Corp. ,
3.35%, 9/17/2029 475,000 521,501
3.45%, 5/7/2052 100,000 102,931
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 619,066
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 552,608
5.70%, 6/15/2035 159,000 220,033
6.40%, 12/15/2036 500,000 642,161
4.88%, 11/13/2043 250,000 329,426

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 129,675
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 541,954
4.30%, 11/15/2046 200,000 241,330
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 224,253
3.70%, 1/26/2045 250,000 286,338
Prudential Financial, Inc. ,
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(c) 250,000 268,288
4.60%, 5/15/2044(b) 250,000 319,619
3.91%, 12/7/2047(b) 186,000 216,035
3.94%, 12/7/2049 605,000 707,003
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 350,021
4.10%, 3/4/2049 200,000 246,026
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 271,188
Unum Group ,
4.00%, 6/15/2029(b) 250,000 280,627
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 462,038
2.95%, 9/15/2029 65,000 68,251
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 560,971
16,893,800
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 806,265
0.45%, 8/15/2025 45,000 44,560
2.00%, 8/15/2026 500,000 523,072
0.80%, 8/15/2027 90,000 87,470
1.10%, 8/15/2030(b) 165,000 156,454
1.90%, 8/15/2040 100,000 90,910
2.05%, 8/15/2050(b) 200,000 176,483
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 425,047
4.38%, 3/29/2028 200,000 227,255
2,537,516
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027 500,000 546,357
4.20%, 12/6/2047 500,000 577,651
Amazon.com, Inc. ,
2.80%, 8/22/2024 250,000 265,989
1.00%, 5/12/2026(b) 250,000 250,050
3.15%, 8/22/2027 250,000 276,222
1.65%, 5/12/2028 200,000 201,707
1.50%, 6/3/2030(b) 500,000 488,757
2.10%, 5/12/2031 300,000 305,044
4.80%, 12/5/2034 500,000 644,883
3.88%, 8/22/2037 350,000 417,358
2.88%, 5/12/2041 200,000 206,351
4.05%, 8/22/2047 500,000 609,922
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Amazon.com, Inc.,
3.10%, 5/12/2051 300,000 315,130
4.25%, 8/22/2057 250,000 320,242
eBay, Inc. ,
1.40%, 5/10/2026 40,000 40,135
3.60%, 6/5/2027 500,000 555,405
2.60%, 5/10/2031 75,000 76,310
3.65%, 5/10/2051 100,000 106,050
6,203,563
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 120,000 121,021
1.25%, 9/1/2030(b) 400,000 381,346
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 235,615
2.60%, 5/1/2031 135,000 137,463
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 94,255
1.65%, 3/1/2028 110,000 109,377
2.25%, 3/1/2031(b) 270,000 269,517
3.10%, 3/1/2041 75,000 76,827
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 369,244
2.25%, 6/1/2027 400,000 414,933
3.50%, 7/1/2029 300,000 330,103
2.65%, 6/1/2030(b) 215,000 222,606
4.40%, 7/1/2049 200,000 241,232
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 263,408
4.45%, 6/1/2028(b) 300,000 345,545
3.20%, 8/15/2029 150,000 160,554
International Business
Machines Corp. ,
3.50%, 5/15/2029 400,000 447,640
1.95%, 5/15/2030(b) 400,000 399,448
5.88%, 11/29/2032 433,000 593,987
4.00%, 6/20/2042 500,000 589,024
4.25%, 5/15/2049(b) 300,000 370,447
Mastercard, Inc. ,
2.00%, 3/3/2025 300,000 313,653
3.30%, 3/26/2027 60,000 66,368
2.95%, 6/1/2029(b) 200,000 218,311
3.35%, 3/26/2030 370,000 416,091
3.80%, 11/21/2046(b) 250,000 297,415
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,240
2.40%, 10/1/2024 85,000 89,521
1.65%, 6/1/2025 95,000 97,498
2.85%, 10/1/2029 170,000 183,339
2.30%, 6/1/2030 100,000 103,490
3.25%, 6/1/2050(b) 120,000 130,533
Visa, Inc. ,
2.80%, 12/14/2022 250,000 258,304
3.15%, 12/14/2025 135,000 147,688
1.10%, 2/15/2031(b) 300,000 283,884
4.30%, 12/14/2045 750,000 962,545

28 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Western Union Co. (The) ,
6.20%, 11/17/2036(b) 150,000 188,924
10,002,396
Leisure Products 0.0%
†
Hasbro, Inc. ,
2.60%, 11/19/2022 45,000 46,297
3.00%, 11/19/2024 100,000 106,402
3.55%, 11/19/2026 100,000 109,612
3.90%, 11/19/2029 100,000 111,188
5.10%, 5/15/2044 100,000 122,238
495,737
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 265,360
2.75%, 9/15/2029(b) 165,000 172,499
PerkinElmer, Inc. ,
3.30%, 9/15/2029 100,000 108,153
Thermo Fisher Scientific, Inc. ,
2.60%, 10/1/2029 325,000 341,165
5.30%, 2/1/2044 100,000 138,688
1,025,865
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 74,725
6.05%, 8/15/2036(b) 177,000 254,998
3.25%, 9/19/2049 330,000 364,045
Deere & Co. ,
3.90%, 6/9/2042 250,000 307,040
Dover Corp. ,
2.95%, 11/4/2029 45,000 48,325
5.38%, 3/1/2041 100,000 129,695
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 102,620
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 265,096
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 310,070
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 587,838
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 292,441
2.30%, 3/15/2030 500,000 518,077
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 289,997
3,544,967
Media 0.8%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 1,000,000 1,035,289
4.91%, 7/23/2025 410,000 464,493
5.05%, 3/30/2029 250,000 295,298
2.30%, 2/1/2032 300,000 288,427
6.38%, 10/23/2035 500,000 668,333
5.38%, 5/1/2047 400,000 490,164
5.75%, 4/1/2048 500,000 636,370
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
4.80%, 3/1/2050 400,000 459,420
3.85%, 4/1/2061 310,000 304,264
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 132,754
Comcast Corp. ,
3.60%, 3/1/2024(b) 1,000,000 1,080,496
3.15%, 2/15/2028 500,000 548,712
3.40%, 4/1/2030 365,000 402,904
1.95%, 1/15/2031 200,000 197,165
4.25%, 1/15/2033 250,000 297,941
7.05%, 3/15/2033 295,000 428,389
4.40%, 8/15/2035 200,000 241,018
6.50%, 11/15/2035 100,000 145,449
3.90%, 3/1/2038 250,000 287,671
3.40%, 7/15/2046 250,000 266,684
3.97%, 11/1/2047 743,000 865,026
4.70%, 10/15/2048 800,000 1,031,347
4.00%, 11/1/2049 863,000 1,016,270
2.45%, 8/15/2052(b) 300,000 271,015
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 290,082
4.90%, 3/11/2026 115,000 131,075
3.95%, 3/20/2028 500,000 556,106
3.63%, 5/15/2030(b) 200,000 218,196
5.00%, 9/20/2037 125,000 151,678
4.00%, 9/15/2055(b) 387,000 409,603
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 404,967
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 343,881
5.00%, 5/13/2045(b) 250,000 297,783
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 160,507
3.38%, 3/1/2041 220,000 228,236
Time Warner Cable LLC ,
6.75%, 6/15/2039(b) 900,000 1,252,904
ViacomCBS, Inc. ,
3.88%, 4/1/2024(b) 500,000 537,839
5.50%, 5/15/2033 118,000 149,751
4.38%, 3/15/2043 459,000 531,089
5.85%, 9/1/2043 200,000 274,023
4.60%, 1/15/2045 250,000 296,600
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 598,185
18,687,404
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 196,510
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 352,451
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 98,295

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/2043 500,000 679,473
Newmont Corp. ,
5.88%, 4/1/2035 236,000 319,550
4.88%, 3/15/2042 150,000 189,977
Nucor Corp. ,
4.00%, 8/1/2023 500,000 532,762
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 264,676
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 283,048
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 309,476
Southern Copper Corp. ,
3.88%, 4/23/2025(b) 500,000 544,005
6.75%, 4/16/2040 250,000 356,125
5.88%, 4/23/2045(b) 230,000 322,000
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 326,690
Vale Overseas Ltd. ,
6.88%, 11/10/2039(b) 250,000 349,692
5,124,730
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 260,881
3.50%, 4/3/2030(b) 500,000 549,287
Target Corp. ,
2.25%, 4/15/2025 280,000 294,140
2.50%, 4/15/2026(b) 750,000 804,862
2.35%, 2/15/2030 105,000 109,671
2.65%, 9/15/2030(b) 450,000 482,002
3.63%, 4/15/2046 200,000 237,439
2,738,282
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 325,983
Ameren Illinois Co. ,
2.70%, 9/1/2022 450,000 459,746
2.90%, 6/15/2051 100,000 101,015
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043(b) 500,000 660,934
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 223,488
3.88%, 10/15/2049 100,000 108,015
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 86,585
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 200,000 203,531
3.95%, 3/1/2043 500,000 561,475
4.50%, 12/1/2045 500,000 602,985
3.70%, 11/15/2059 100,000 106,051
3.60%, 6/15/2061 200,000 206,254
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 383,252
3.10%, 8/15/2050 45,000 47,538
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consumers Energy Co.,
2.50%, 5/1/2060 265,000 238,846
Delmarva Power & Light Co. ,
3.50%, 11/15/2023 250,000 266,116
Dominion Energy, Inc. ,
Series E, 6.30%, 3/15/2033 10,000 13,380
Series B, 5.95%, 6/15/2035 251,000 338,060
Series C, 4.90%, 8/1/2041 700,000 883,022
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(b) 170,000 169,953
2.95%, 3/1/2030 250,000 263,614
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 158,669
1.70%, 2/15/2031 85,000 80,319
5.95%, 6/15/2041 300,000 419,415
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 269,009
2.38%, 6/15/2028(e) 200,000 202,045
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 278,553
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 96,481
4.15%, 5/15/2048 200,000 242,349
Sempra Energy ,
4.05%, 12/1/2023 150,000 161,061
6.00%, 10/15/2039 220,000 304,474
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 236,465
4.40%, 6/1/2043 250,000 296,757
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 420,000 459,038
9,454,478
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 547,031
3.06%, 6/17/2041 50,000 50,378
3.00%, 2/24/2050 500,000 483,003
2.77%, 11/10/2050 300,000 277,819
3.38%, 2/8/2061 50,000 50,266
BP Capital Markets plc ,
3.54%, 11/4/2024 250,000 272,254
3.72%, 11/28/2028 500,000 562,952
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 543,237
6.25%, 3/15/2038 340,000 454,499
Cenovus Energy, Inc. ,
5.40%, 6/15/2047 200,000 247,485
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 290,697
3.70%, 11/15/2029 65,000 70,998
Chevron Corp. ,
1.14%, 5/11/2023 55,000 55,817

30 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp.,
1.55%, 5/11/2025 200,000 204,939
2.95%, 5/16/2026(b) 500,000 541,991
2.00%, 5/11/2027 120,000 123,800
2.24%, 5/11/2030(b) 160,000 164,877
2.98%, 5/11/2040 40,000 41,887
3.08%, 5/11/2050 25,000 25,858
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 138,822
1.02%, 8/12/2027(b) 120,000 116,766
3.85%, 1/15/2028 50,000 56,947
5.25%, 11/15/2043 150,000 203,899
4.95%, 8/15/2047 250,000 336,988
2.34%, 8/12/2050 200,000 180,126
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 776,470
3.30%, 9/30/2049 200,000 184,452
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 534,187
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 163,658
6.40%, 5/15/2037 200,000 261,026
ConocoPhillips ,
3.75%, 10/1/2027(e) 500,000 561,825
5.90%, 10/15/2032 177,000 236,558
6.50%, 2/1/2039 400,000 590,587
ConocoPhillips Co. ,
6.95%, 4/15/2029(b) 250,000 340,469
4.30%, 11/15/2044(b) 155,000 186,387
Devon Energy Corp. ,
4.75%, 5/15/2042 300,000 338,508
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 300,000 337,783
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(e) 200,000 210,698
3.90%, 11/15/2049(e) 100,000 107,897
Ecopetrol SA ,
5.88%, 5/28/2045 400,000 428,600
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(f) 150,000 163,440
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 294,895
Enbridge, Inc. ,
3.70%, 7/15/2027 500,000 551,474
3.13%, 11/15/2029 150,000 160,636
2.50%, 8/1/2033 200,000 200,019
4.00%, 11/15/2049(b) 250,000 275,835
3.40%, 8/1/2051 65,000 65,135
Energy Transfer LP ,
3.45%, 1/15/2023(b) 250,000 258,556
3.60%, 2/1/2023 500,000 518,826
4.90%, 2/1/2024(b) 250,000 271,811
4.75%, 1/15/2026 250,000 281,453
3.75%, 5/15/2030(b) 60,000 65,177
6.05%, 6/1/2041 75,000 95,104
5.35%, 5/15/2045 500,000 578,564
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.30%, 4/15/2047 300,000 351,002
6.25%, 4/15/2049 500,000 656,123
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 806,663
2.80%, 1/31/2030(b) 120,000 126,770
6.13%, 10/15/2039 285,000 400,567
6.45%, 9/1/2040 250,000 357,332
4.45%, 2/15/2043 500,000 591,271
4.25%, 2/15/2048 250,000 286,206
3.70%, 1/31/2051 350,000 375,347
3.20%, 2/15/2052 300,000 297,612
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 540,226
3.25%, 11/10/2024 500,000 541,102
3.70%, 4/6/2050 500,000 574,607
Exxon Mobil Corp. ,
1.57%, 4/15/2023 300,000 306,671
3.18%, 3/15/2024(b) 500,000 532,422
2.02%, 8/16/2024 100,000 104,017
2.71%, 3/6/2025 500,000 531,601
3.04%, 3/1/2026 235,000 255,132
2.28%, 8/16/2026 100,000 105,429
3.29%, 3/19/2027(b) 200,000 221,094
3.48%, 3/19/2030 250,000 280,724
2.61%, 10/15/2030(b) 250,000 263,498
4.23%, 3/19/2040 200,000 238,799
3.10%, 8/16/2049 250,000 254,434
4.33%, 3/19/2050 326,000 404,637
3.45%, 4/15/2051 374,000 407,048
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 556,482
5.60%, 2/15/2041 250,000 312,069
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024(b) 250,000 274,894
5.80%, 3/15/2035 206,000 264,609
6.38%, 3/1/2041 250,000 345,562
5.00%, 8/15/2042 350,000 418,991
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 178,143
2.00%, 2/15/2031(b) 50,000 48,065
5.30%, 12/1/2034 350,000 432,309
5.05%, 2/15/2046 250,000 303,576
3.25%, 8/1/2050(b) 200,000 193,408
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 395,090
3.95%, 3/1/2050(b) 25,000 27,125
Marathon Oil Corp. ,
3.85%, 6/1/2025 500,000 544,540
6.80%, 3/15/2032 118,000 155,008
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 268,986
6.50%, 3/1/2041 250,000 346,989
MPLX LP ,
4.50%, 7/15/2023 150,000 160,430
4.88%, 6/1/2025(b) 250,000 282,208
1.75%, 3/1/2026 160,000 161,725

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
4.25%, 12/1/2027 750,000 849,885
4.00%, 3/15/2028 500,000 558,578
2.65%, 8/15/2030(b) 190,000 191,766
4.50%, 4/15/2038 250,000 286,864
4.70%, 4/15/2048 250,000 290,425
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 559,421
6.13%, 2/1/2041 100,000 128,880
ONEOK, Inc. ,
4.00%, 7/13/2027(b) 500,000 552,753
4.35%, 3/15/2029 500,000 564,429
5.20%, 7/15/2048(b) 250,000 306,344
Phillips 66 ,
4.65%, 11/15/2034 200,000 240,059
5.88%, 5/1/2042 382,000 521,597
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 538,553
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 192,689
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 500,000 559,392
5.15%, 6/1/2042 350,000 392,305
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,154,742
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 707,364
TotalEnergies Capital Canada
Ltd. ,
2.75%, 7/15/2023 750,000 784,139
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030(b) 500,000 537,011
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 327,301
4.25%, 5/15/2028(b) 500,000 574,317
4.63%, 3/1/2034 250,000 296,544
5.85%, 3/15/2036 750,000 993,408
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 279,176
7.50%, 4/15/2032(b) 118,000 165,725
6.63%, 6/15/2037 200,000 274,177
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 553,586
3.50%, 11/15/2030 400,000 436,574
5.80%, 11/15/2043 250,000 328,718
4.90%, 1/15/2045(b) 350,000 422,803
45,133,434
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031(b) 250,000 394,578
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 226,600
621,178
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 88,827
2.38%, 12/1/2029 35,000 36,589
1.95%, 3/15/2031 100,000 100,051
3.13%, 12/1/2049 150,000 162,673
388,140
Pharmaceuticals 1.1%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 199,318
1.75%, 5/28/2028 125,000 124,879
2.25%, 5/28/2031 35,000 35,503
AstraZeneca plc ,
3.38%, 11/16/2025 1,000,000 1,094,192
0.70%, 4/8/2026 200,000 194,726
1.38%, 8/6/2030(b) 200,000 189,254
6.45%, 9/15/2037 200,000 298,971
4.00%, 9/18/2042 250,000 297,580
2.13%, 8/6/2050(b) 85,000 74,234
3.00%, 5/28/2051 180,000 185,573
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022 300,000 310,258
3.25%, 2/20/2023 242,000 252,807
2.90%, 7/26/2024 319,000 340,305
3.88%, 8/15/2025 237,000 263,852
3.90%, 2/20/2028 250,000 285,884
3.25%, 8/1/2042 250,000 267,666
5.00%, 8/15/2045(b) 300,000 410,031
4.55%, 2/20/2048 250,000 326,114
4.25%, 10/26/2049 500,000 630,910
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 101,600
3.95%, 3/15/2049 450,000 545,460
2.25%, 5/15/2050 300,000 272,040
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 1,003,607
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 344,032
5.38%, 4/15/2034 201,000 270,772
4.20%, 3/18/2043 300,000 373,337
Johnson & Johnson ,
2.45%, 3/1/2026 250,000 266,467
4.95%, 5/15/2033 663,000 872,584
3.63%, 3/3/2037 100,000 116,676
3.70%, 3/1/2046 250,000 297,339
3.75%, 3/3/2047(b) 100,000 120,260
2.45%, 9/1/2060 500,000 472,048
Merck & Co., Inc. ,
2.80%, 5/18/2023 500,000 523,428
2.75%, 2/10/2025 220,000 234,410
3.90%, 3/7/2039 100,000 118,691
3.60%, 9/15/2042 250,000 285,794
4.15%, 5/18/2043 350,000 429,097
4.00%, 3/7/2049 350,000 428,215
Novartis Capital Corp. ,
2.40%, 9/21/2022 500,000 512,679
3.10%, 5/17/2027 500,000 546,720
4.40%, 5/6/2044 200,000 256,605
4.00%, 11/20/2045 200,000 244,085

32 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 541,407
0.80%, 5/28/2025 125,000 125,366
2.63%, 4/1/2030 500,000 532,484
1.70%, 5/28/2030(b) 140,000 139,506
7.20%, 3/15/2039 525,000 860,493
2.55%, 5/28/2040 45,000 45,254
4.00%, 3/15/2049 600,000 736,678
2.70%, 5/28/2050(b) 65,000 64,666
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 237,268
Royalty Pharma plc ,
2.20%, 9/2/2030(e) 50,000 49,023
3.55%, 9/2/2050(b)(e) 300,000 298,394
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 523,239
3.20%, 9/23/2026 925,000 1,004,122
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 198,416
3.03%, 7/9/2040 200,000 201,887
3.18%, 7/9/2050 300,000 303,193
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 881,229
5.25%, 6/15/2046 200,000 243,577
Viatris, Inc. ,
1.65%, 6/22/2025(e) 200,000 202,294
2.30%, 6/22/2027(e) 400,000 408,297
2.70%, 6/22/2030(e) 150,000 151,677
4.00%, 6/22/2050(e) 200,000 211,506
Wyeth LLC ,
6.50%, 2/1/2034 206,000 300,061
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 623,128
4.50%, 11/13/2025 230,000 260,638
3.90%, 8/20/2028 350,000 397,936
3.00%, 5/15/2050 300,000 309,503
24,269,245
Professional Services 0.1%
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 538,702
3.35%, 5/15/2026 280,000 304,725
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 276,577
3.63%, 5/15/2050 85,000 91,034
1,211,038
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 578,106
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 160,030
3.75%, 4/1/2024 500,000 540,108
3.65%, 9/1/2025 250,000 275,428
3.25%, 6/15/2027 500,000 551,356
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Burlington Northern Santa Fe
LLC,
4.55%, 9/1/2044 250,000 319,412
4.70%, 9/1/2045 250,000 325,351
3.90%, 8/1/2046 200,000 234,896
4.05%, 6/15/2048 250,000 301,516
3.55%, 2/15/2050 250,000 282,705
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 321,477
6.20%, 6/1/2036 236,000 332,003
2.45%, 5/1/2050 85,000 76,419
Canadian Pacific Railway Co. ,
5.95%, 5/15/2037 250,000 344,047
6.13%, 9/15/2115 100,000 154,501
CSX Corp. ,
4.10%, 3/15/2044 250,000 293,541
4.30%, 3/1/2048 250,000 303,381
4.50%, 3/15/2049 150,000 188,032
3.95%, 5/1/2050 350,000 413,542
Kansas City Southern ,
2.88%, 11/15/2029 160,000 168,336
4.20%, 11/15/2069 65,000 75,152
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 105,253
2.30%, 5/15/2031(b) 200,000 202,147
4.45%, 6/15/2045 500,000 613,153
3.40%, 11/1/2049 170,000 179,382
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 78,503
2.90%, 12/1/2026 270,000 289,076
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 777,421
3.25%, 8/15/2025 500,000 541,573
2.15%, 2/5/2027 55,000 57,040
3.95%, 9/10/2028(b) 500,000 573,335
2.38%, 5/20/2031 200,000 204,067
3.60%, 9/15/2037 500,000 558,961
3.20%, 5/20/2041 100,000 105,854
4.05%, 11/15/2045 220,000 251,076
4.05%, 3/1/2046 340,000 392,109
4.50%, 9/10/2048 250,000 311,174
3.95%, 8/15/2059 60,000 69,789
10,971,146
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 221,043
1.75%, 6/1/2030 60,000 59,334
5.10%, 10/1/2035 250,000 329,096
2.75%, 6/1/2050 85,000 84,356
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 552,489
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 27,866
4.75%, 4/15/2029 200,000 232,651
4.15%, 11/15/2030 285,000 319,603
4.30%, 11/15/2032 200,000 227,745
3.42%, 4/15/2033(e) 84,000 88,214
3.47%, 4/15/2034(b)(e) 1,300,000 1,375,081

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
3.50%, 2/15/2041(e) 300,000 306,909
Intel Corp. ,
3.40%, 3/25/2025 300,000 327,743
3.70%, 7/29/2025 500,000 552,702
3.75%, 3/25/2027 200,000 226,059
3.90%, 3/25/2030(b) 400,000 463,719
4.10%, 5/11/2047 300,000 358,734
3.73%, 12/8/2047 443,000 505,879
4.75%, 3/25/2050 400,000 531,368
KLA Corp. ,
4.65%, 11/1/2024 215,000 240,009
3.30%, 3/1/2050 220,000 232,789
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 280,852
1.90%, 6/15/2030 90,000 90,398
2.88%, 6/15/2050 85,000 85,543
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 364,710
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 65,770
5.33%, 2/6/2029 150,000 181,181
NVIDIA Corp. ,
1.55%, 6/15/2028 365,000 363,512
2.85%, 4/1/2030 360,000 389,691
2.00%, 6/15/2031 200,000 200,213
3.50%, 4/1/2050 280,000 316,091
NXP BV ,
2.70%, 5/1/2025(e) 25,000 26,366
3.88%, 6/18/2026(e) 35,000 38,764
4.30%, 6/18/2029(e) 100,000 114,652
3.40%, 5/1/2030(e) 35,000 38,217
2.50%, 5/11/2031(e) 190,000 191,879
3.25%, 5/11/2041(e) 195,000 200,493
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 276,127
1.30%, 5/20/2028 73,000 71,403
2.15%, 5/20/2030(b) 80,000 81,762
1.65%, 5/20/2032 1,090,000 1,038,934
4.65%, 5/20/2035 500,000 635,746
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 40,884
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 204,181
2.25%, 9/4/2029(b) 300,000 312,467
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 304,953
13,178,178
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,664
1.90%, 2/1/2025 30,000 31,176
3.25%, 2/1/2025 135,000 146,228
2.15%, 2/1/2027 245,000 256,460
2.30%, 2/1/2030 600,000 624,723
Microsoft Corp. ,
2.65%, 11/3/2022 500,000 514,278
2.00%, 8/8/2023 250,000 258,119
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
3.63%, 12/15/2023 400,000 429,437
2.88%, 2/6/2024 365,000 385,995
2.40%, 8/8/2026 465,000 495,631
3.50%, 2/12/2035(b) 325,000 377,133
3.45%, 8/8/2036 239,000 276,307
2.53%, 6/1/2050 1,336,000 1,312,594
2.92%, 3/17/2052 1,075,000 1,140,949
Oracle Corp. ,
2.50%, 10/15/2022 500,000 513,586
2.63%, 2/15/2023 500,000 516,762
2.40%, 9/15/2023 1,000,000 1,036,888
2.50%, 4/1/2025 100,000 105,044
2.65%, 7/15/2026 190,000 200,486
2.95%, 4/1/2030 600,000 632,050
3.25%, 5/15/2030(b) 250,000 268,411
2.88%, 3/25/2031 500,000 520,039
5.38%, 7/15/2040 350,000 453,780
4.50%, 7/8/2044 650,000 758,200
4.13%, 5/15/2045 200,000 222,852
4.00%, 7/15/2046 500,000 542,186
4.00%, 11/15/2047 500,000 545,434
3.60%, 4/1/2050 800,000 821,482
salesforce.com, Inc. ,
1.95%, 7/15/2031 35,000 35,005
2.90%, 7/15/2051 40,000 40,390
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 136,042
VMware, Inc. ,
4.70%, 5/15/2030(b) 300,000 354,966
13,983,297
Specialty Retail 0.4%
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 349,336
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 121,243
Home Depot, Inc. (The) ,
2.70%, 4/1/2023(b) 500,000 518,290
2.50%, 4/15/2027(b) 200,000 213,139
2.80%, 9/14/2027 750,000 810,946
0.90%, 3/15/2028(b) 130,000 126,743
3.90%, 12/6/2028 300,000 349,035
1.38%, 3/15/2031(b) 300,000 287,275
5.95%, 4/1/2041 150,000 218,838
4.20%, 4/1/2043 250,000 306,479
4.40%, 3/15/2045 600,000 761,120
3.35%, 4/15/2050(b) 335,000 370,357
2.38%, 3/15/2051 200,000 184,983
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 428,441
4.00%, 4/15/2025 500,000 553,229
3.10%, 5/3/2027 250,000 272,517
1.30%, 4/15/2028 170,000 165,830
6.50%, 3/15/2029 236,000 302,204
3.65%, 4/5/2029 400,000 447,424
1.70%, 10/15/2030 75,000 71,897
4.05%, 5/3/2047 250,000 287,858
3.00%, 10/15/2050 345,000 340,145

34 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 330,671
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 525,832
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 52,401
8,396,233
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
1.70%, 9/11/2022 260,000 264,573
0.75%, 5/11/2023(b) 75,000 75,655
2.50%, 2/9/2025 595,000 631,169
1.13%, 5/11/2025 140,000 141,626
0.55%, 8/20/2025(b) 500,000 494,571
3.25%, 2/23/2026 1,130,000 1,240,164
2.45%, 8/4/2026 625,000 664,795
3.35%, 2/9/2027 1,000,000 1,110,453
2.20%, 9/11/2029(b) 235,000 244,315
1.65%, 5/11/2030(b) 300,000 297,459
1.25%, 8/20/2030(b) 500,000 479,659
1.65%, 2/8/2031(b) 250,000 246,076
3.85%, 5/4/2043 550,000 653,586
4.38%, 5/13/2045 355,000 452,603
4.65%, 2/23/2046 460,000 610,386
2.65%, 5/11/2050 300,000 294,551
2.40%, 8/20/2050(b) 400,000 374,758
2.65%, 2/8/2051(b) 100,000 97,757
2.55%, 8/20/2060 400,000 373,152
Dell International LLC ,
5.45%, 6/15/2023 350,000 379,702
4.00%, 7/15/2024 500,000 543,690
8.35%, 7/15/2046 400,000 654,242
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 514,825
6.35%, 10/15/2045(f) 250,000 335,838
HP, Inc. ,
1.45%, 6/17/2026(e) 155,000 153,850
2.65%, 6/17/2031(e) 50,000 49,911
6.00%, 9/15/2041 250,000 328,756
11,708,122
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 434,791
3.88%, 11/1/2045 250,000 300,138
3.38%, 3/27/2050 200,000 225,167
960,096
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 518,358
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 260,000 294,175
4.50%, 5/2/2043 250,000 268,691
5.38%, 1/31/2044 170,000 201,887
5.95%, 2/14/2049 500,000 639,363
3.70%, 2/4/2051(b) 300,000 284,593
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 531,080
4.70%, 4/2/2027 300,000 339,001
3.56%, 8/15/2027 750,000 803,139
4.39%, 8/15/2037 500,000 539,141
4.54%, 8/15/2047 300,000 319,026
4.76%, 9/6/2049 300,000 325,071
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,038,899
6.38%, 5/16/2038 460,000 657,369
3.88%, 8/21/2042 250,000 276,571
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 553,888
5.70%, 8/15/2035 120,000 144,916
7,216,810
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 77,534
3.25%, 3/1/2025 1,000,000 1,065,935
1.88%, 8/15/2026 80,000 80,062
3.25%, 10/1/2029 250,000 260,550
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 106,965
4.13%, 5/1/2024(b) 300,000 319,874
GATX Corp. ,
3.25%, 9/15/2026(b) 500,000 537,738
WW Grainger, Inc. ,
3.75%, 5/15/2046(b) 250,000 287,246
2,735,904
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 601,256
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 206,622
807,878
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 750,000 770,491
6.38%, 3/1/2035 177,000 253,514
6.13%, 3/30/2040 350,000 496,997
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 621,217
5.00%, 3/15/2044 250,000 312,304
3.70%, 11/15/2049 100,000 106,454
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 500,000 541,922
3.75%, 4/15/2027 500,000 552,500
2.05%, 2/15/2028(b) 100,000 101,517
3.88%, 4/15/2030 750,000 838,365
2.55%, 2/15/2031(b) 500,000 505,600
4.38%, 4/15/2040(b) 250,000 293,075
3.00%, 2/15/2041 400,000 395,068
4.50%, 4/15/2050 300,000 357,220
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 558,085
4.38%, 5/30/2028 250,000 290,818

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc,
7.88%, 2/15/2030 206,000 294,184
4.38%, 2/19/2043 500,000 583,055
5.25%, 5/30/2048 500,000 658,833
4.25%, 9/17/2050 40,000 46,720
8,577,939
Total Corporate Bonds
(cost $562,261,512)
615,822,472
Foreign Government Securities 1.9%
CANADA 0.3%
Export Development Canada ,
1.75%, 7/18/2022 500,000 508,182
Province of Alberta ,
3.35%, 11/1/2023(b) 500,000 533,601
3.30%, 3/15/2028 500,000 559,191
Province of British Columbia ,
2.00%, 10/23/2022 500,000 511,299
Province of Ontario ,
2.20%, 10/3/2022 1,000,000 1,024,075
3.05%, 1/29/2024 500,000 532,430
2.00%, 10/2/2029 1,000,000 1,031,110
Province of Quebec ,
2.63%, 2/13/2023(b) 500,000 518,758
2.50%, 4/9/2024(b) 500,000 527,255
7.50%, 9/15/2029 578,000 831,349
6,577,250
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025(b) 750,000 805,552
2.45%, 1/31/2031 500,000 508,825
2.55%, 1/27/2032(b) 500,000 511,000
3.63%, 10/30/2042 400,000 424,696
2,250,073
COLOMBIA 0.1%
Republic of Colombia ,
4.50%, 1/28/2026(b) 1,000,000 1,091,460
7.38%, 9/18/2037 225,000 295,601
6.13%, 1/18/2041 200,000 236,562
5.63%, 2/26/2044 500,000 566,150
5.00%, 6/15/2045 700,000 743,540
2,933,313
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 635,440
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 563,970
7.63%, 3/29/2041(b) 250,000 409,471
973,441
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028 1,000,000 1,130,054
2.85%, 2/14/2030 500,000 518,398
5.35%, 2/11/2049 200,000 259,497
4.20%, 10/15/2050 200,000 227,550
4.45%, 4/15/2070 200,000 236,323
2,371,822
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 500,000 526,571
3.25%, 1/17/2028(b) 1,000,000 1,101,010
3.38%, 1/15/2050(b) 200,000 213,652
3.88%, 7/3/2050(b) 200,000 231,311
4.50%, 4/3/2120 200,000 252,500
2,325,044
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 284,270
5.38%, 6/15/2033(b) 291,000 366,380
4.00%, 10/17/2049 400,000 438,763
1,089,413
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,028,242
2.50%, 5/23/2024 2,000,000 2,108,309
2.38%, 4/20/2026 500,000 530,615
1.88%, 7/21/2026 500,000 518,628
4,185,794
MEXICO 0.3%
United Mexican States ,
4.00%, 10/2/2023(b) 258,000 279,177
3.75%, 1/11/2028 1,000,000 1,088,690
2.66%, 5/24/2031(b) 700,000 683,823
6.75%, 9/27/2034 996,000 1,318,216
6.05%, 1/11/2040(b) 400,000 501,360
4.75%, 3/8/2044 600,000 662,220
5.55%, 1/21/2045 500,000 603,755
4.60%, 1/23/2046 347,000 372,778
4.35%, 1/15/2047(b) 500,000 521,635
6,031,654
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 339,125
4.30%, 4/29/2053 500,000 553,865
4.50%, 4/1/2056 400,000 452,096
3.87%, 7/23/2060 200,000 203,970
1,549,056
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027 750,000 838,635
2.78%, 1/23/2031 500,000 509,380

36 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU
Republic of Peru (continued)
8.75%, 11/21/2033 500,000 784,080
5.63%, 11/18/2050(b) 300,000 412,467
2,544,562
PHILIPPINES 0.1%
Republic of Philippines ,
4.20%, 1/21/2024(b) 500,000 546,552
9.50%, 2/2/2030 500,000 790,655
7.75%, 1/14/2031 200,000 295,029
6.38%, 10/23/2034 500,000 705,049
3.70%, 2/2/2042 600,000 646,795
2,984,080
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 500,000 544,182
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.38%, 4/21/2027 1,000,000 1,055,728
Republic of Korea ,
5.63%, 11/3/2025(b) 300,000 356,992
4.13%, 6/10/2044(b) 250,000 319,389
1,732,109
SWEDEN 0.1%
Svensk Exportkredit AB ,
1.63%, 11/14/2022 200,000 203,801
0.75%, 4/6/2023 1,000,000 1,007,441
1,211,242
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,435,488
5.10%, 6/18/2050 700,000 915,901
2,351,389
Total Foreign Government Securities
(cost $39,592,963)
42,289,864
Mortgage-Backed Securities 27.1%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 62,801 68,666
Pool# J09912
4.00%, 6/1/2024 142,295 151,124
Pool# C00351
8.00%, 7/1/2024 140 149
Pool# G13900
5.00%, 12/1/2024 7 8
Pool# D60780
8.00%, 6/1/2025 481 496
Pool# G30267
5.00%, 8/1/2025 30,842 33,761
Pool# E02746
3.50%, 11/1/2025 101,350 108,284
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J13883
3.50%, 12/1/2025 219,838 234,968
Pool# J14732
4.00%, 3/1/2026 118,022 125,803
Pool# E02896
3.50%, 5/1/2026 122,394 130,824
Pool# J18127
3.00%, 3/1/2027 127,124 134,508
Pool# J18702
3.00%, 3/1/2027 120,426 127,319
Pool# J19106
3.00%, 5/1/2027 54,255 57,419
Pool# J20471
3.00%, 9/1/2027 237,219 250,853
Pool# D82854
7.00%, 10/1/2027 120 122
Pool# G14609
3.00%, 11/1/2027 337,015 356,595
Pool# C00566
7.50%, 12/1/2027 580 660
Pool# G15100
2.50%, 7/1/2028 147,634 154,877
Pool# C18271
7.00%, 11/1/2028 1,810 2,000
Pool# C00678
7.00%, 11/1/2028 637 727
Pool# C00836
7.00%, 7/1/2029 427 492
Pool# C31285
7.00%, 9/1/2029 682 749
Pool# C31282
7.00%, 9/1/2029 57 58
Pool# G18536
2.50%, 1/1/2030 2,070,766 2,170,126
Pool# C37436
8.00%, 1/1/2030 1,118 1,311
Pool# C36429
7.00%, 2/1/2030 567 586
Pool# C36306
7.00%, 2/1/2030 559 582
Pool# C00921
7.50%, 2/1/2030 772 904
Pool# G01108
7.00%, 4/1/2030 284 324
Pool# C37703
7.50%, 4/1/2030 615 647
Pool# G18552
3.00%, 5/1/2030 754,683 798,145
Pool# U49055
3.00%, 6/1/2030 86,317 91,146
Pool# J32243
3.00%, 7/1/2030 560,986 593,818
Pool# J32257
3.00%, 7/1/2030 125,030 132,269
Pool# J32255
3.00%, 7/1/2030 104,281 110,393
Pool# C41561
8.00%, 8/1/2030 1,773 1,849
Pool# C01051
8.00%, 9/1/2030 1,340 1,587

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C43550
7.00%, 10/1/2030 1,313 1,357
Pool# C44017
7.50%, 10/1/2030 414 420
Pool# C43967
8.00%, 10/1/2030 3,006 3,019
Pool# C44957
8.00%, 11/1/2030 806 824
Pool# J33361
3.00%, 12/1/2030 255,185 270,038
Pool# G18578
3.00%, 12/1/2030 253,419 267,998
Pool# J33315
3.00%, 12/1/2030 99,694 105,358
Pool# C01103
7.50%, 12/1/2030 643 761
Pool# C46932
7.50%, 1/1/2031 603 626
Pool# G18587
3.00%, 2/1/2031 190,266 201,342
Pool# G18592
3.00%, 3/1/2031 208,696 220,700
Pool# C48206
7.50%, 3/1/2031 1,598 1,605
Pool# C91366
4.50%, 4/1/2031 61,369 66,947
Pool# G18601
3.00%, 5/1/2031 120,870 127,828
Pool# G18605
3.00%, 6/1/2031 71,181 75,279
Pool# J34627
3.00%, 6/1/2031 15,534 16,441
Pool# C91377
4.50%, 6/1/2031 33,054 36,062
Pool# C53324
7.00%, 6/1/2031 1,469 1,567
Pool# C01209
8.00%, 6/1/2031 309 314
Pool# J35107
2.50%, 8/1/2031 120,470 126,532
Pool# G01309
7.00%, 8/1/2031 779 888
Pool# G01311
7.00%, 9/1/2031 6,662 7,632
Pool# C01222
7.00%, 9/1/2031 809 950
Pool# G01315
7.00%, 9/1/2031 221 254
Pool# J35522
2.50%, 10/1/2031 445,394 466,842
Pool# C60012
7.00%, 11/1/2031 657 679
Pool# C61298
8.00%, 11/1/2031 2,338 2,401
Pool# J35957
2.50%, 12/1/2031 622,642 652,621
Pool# C61105
7.00%, 12/1/2031 5,016 5,427
Pool# C01305
7.50%, 12/1/2031 661 744
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C63171
7.00%, 1/1/2032 4,819 5,486
Pool# V61548
2.50%, 2/1/2032 583,152 613,584
Pool# D99004
3.50%, 3/1/2032 106,587 113,688
Pool# G30577
3.50%, 4/1/2032 219,655 235,355
Pool# G01391
7.00%, 4/1/2032 11,162 12,872
Pool# C01345
7.00%, 4/1/2032 3,644 4,307
Pool# C01370
8.00%, 4/1/2032 957 1,096
Pool# C01381
8.00%, 5/1/2032 10,993 12,888
Pool# C68290
7.00%, 6/1/2032 2,207 2,413
Pool# C68300
7.00%, 6/1/2032 927 930
Pool# D99266
3.50%, 7/1/2032 163,518 175,205
Pool# G01449
7.00%, 7/1/2032 7,043 8,098
Pool# C69908
7.00%, 8/1/2032 22,916 25,978
Pool# C91558
3.50%, 9/1/2032 35,029 37,365
Pool# G16407
2.50%, 1/1/2033 324,783 342,799
Pool# G16408
2.50%, 1/1/2033 227,676 239,754
Pool# G01536
7.00%, 3/1/2033 9,288 10,846
Pool# C01528
5.00%, 4/1/2033 50,650 57,535
Pool# G30646
3.00%, 5/1/2033 215,063 228,292
Pool# G30642
3.00%, 5/1/2033 107,676 114,269
Pool# K90535
3.00%, 5/1/2033 44,848 47,599
Pool# G18693
4.00%, 5/1/2033 94,673 101,559
Pool# G18696
3.50%, 7/1/2033 24,720 26,467
Pool# A16419
6.50%, 11/1/2033 14,538 16,285
Pool# C01806
7.00%, 1/1/2034 11,625 12,371
Pool# A21356
6.50%, 4/1/2034 45,999 53,018
Pool# C01851
6.50%, 4/1/2034 23,514 27,457
Pool# A24301
6.50%, 5/1/2034 26,870 30,098
Pool# A22067
6.50%, 5/1/2034 22,406 26,214
Pool# G18737
3.50%, 6/1/2034 162,815 174,406

38 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A24988
6.50%, 7/1/2034 10,725 12,014
Pool# G01741
6.50%, 10/1/2034 7,878 9,008
Pool# G08023
6.50%, 11/1/2034 16,789 19,879
Pool# A33137
6.50%, 1/1/2035 3,655 4,094
Pool# G01947
7.00%, 5/1/2035 8,060 9,332
Pool# G08073
5.50%, 8/1/2035 80,009 92,735
Pool# A37135
5.50%, 9/1/2035 98,296 113,537
Pool# A47368
5.00%, 10/1/2035 95,933 109,939
Pool# A38531
5.50%, 10/1/2035 193,488 224,278
Pool# A38255
5.50%, 10/1/2035 114,577 132,798
Pool# G08088
6.50%, 10/1/2035 81,287 96,273
Pool# A39759
5.50%, 11/1/2035 5,948 6,815
Pool# A40376
5.50%, 12/1/2035 3,887 4,464
Pool# A42305
5.50%, 1/1/2036 8,366 9,460
Pool# A41548
7.00%, 1/1/2036 11,461 12,020
Pool# G08111
5.50%, 2/1/2036 108,743 126,045
Pool# A43886
5.50%, 3/1/2036 318,058 365,629
Pool# A43885
5.50%, 3/1/2036 210,443 238,023
Pool# A43884
5.50%, 3/1/2036 118,589 132,398
Pool# A48378
5.50%, 3/1/2036 96,591 107,920
Pool# A43861
5.50%, 3/1/2036 47,240 52,843
Pool# G08116
5.50%, 3/1/2036 22,961 26,615
Pool# A48735
5.50%, 5/1/2036 6,936 7,733
Pool# A53039
6.50%, 10/1/2036 44,561 49,913
Pool# G05254
5.00%, 1/1/2037 75,345 86,267
Pool# G04331
5.00%, 2/1/2037 72,008 82,444
Pool# G05941
6.00%, 2/1/2037 367,558 436,002
Pool# G03620
6.50%, 10/1/2037 2,203 2,634
Pool# G03721
6.00%, 12/1/2037 32,990 39,051
Pool# G03969
6.00%, 2/1/2038 35,884 42,360
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91982
3.50%, 3/1/2038 140,209 148,678
Pool# G04913
5.00%, 3/1/2038 130,761 149,856
Pool# G05299
4.50%, 6/1/2038 122,393 134,885
Pool# G04581
6.50%, 8/1/2038 67,941 77,675
Pool# C92013
3.50%, 9/1/2038 373,205 394,591
Pool# A81674
6.00%, 9/1/2038 204,746 239,882
Pool# G05459
5.50%, 5/1/2039 969,689 1,125,659
Pool# G05535
4.50%, 7/1/2039 357,174 397,245
Pool# A89500
4.50%, 10/1/2039 33,472 36,954
Pool# A91165
5.00%, 2/1/2040 1,561,409 1,789,636
Pool# G60342
4.50%, 5/1/2042 370,514 411,564
Pool# G60195
4.00%, 6/1/2042 470,445 517,282
Pool# Q08977
4.00%, 6/1/2042 105,651 116,049
Pool# Q09824
4.00%, 8/1/2042 59,283 65,219
Pool# Q11087
4.00%, 9/1/2042 49,779 53,205
Pool# G07158
3.50%, 10/1/2042 286,630 308,949
Pool# G07163
3.50%, 10/1/2042 212,189 230,041
Pool# Q11532
3.50%, 10/1/2042 163,751 177,494
Pool# Q12051
3.50%, 10/1/2042 135,501 146,079
Pool# Q12052
3.50%, 10/1/2042 59,551 64,383
Pool# C09020
3.50%, 11/1/2042 403,059 435,762
Pool# G07264
3.50%, 12/1/2042 355,216 382,946
Pool# Q14292
3.50%, 1/1/2043 89,571 97,108
Pool# Q15884
3.00%, 2/1/2043 527,532 561,259
Pool# Q16470
3.00%, 3/1/2043 1,072,331 1,143,314
Pool# V80002
2.50%, 4/1/2043 411,618 430,085
Pool# Q16915
3.00%, 4/1/2043 384,681 410,145
Pool# Q17675
3.50%, 4/1/2043 419,661 454,921
Pool# Q18523
3.50%, 5/1/2043 494,140 532,489
Pool# Q18751
3.50%, 6/1/2043 629,800 682,500

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07410
3.50%, 7/1/2043 172,525 188,186
Pool# Q20332
3.50%, 7/1/2043 60,828 65,759
Pool# G07459
3.50%, 8/1/2043 523,558 566,007
Pool# G60038
3.50%, 1/1/2044 1,075,409 1,162,335
Pool# Q26869
4.00%, 6/1/2044 569,889 626,746
Pool# G07946
4.00%, 7/1/2044 16,157 17,771
Pool# Q28607
3.50%, 9/1/2044 206,705 223,405
Pool# G61231
3.50%, 9/1/2044 61,835 66,820
Pool# G08609
3.50%, 10/1/2044 187,641 201,172
Pool# Q30833
4.00%, 1/1/2045 25,052 27,537
Pool# G60400
4.50%, 1/1/2045 157,757 175,038
Pool# G07925
4.00%, 2/1/2045 44,919 50,006
Pool# Q34165
4.00%, 6/1/2045 328,106 360,734
Pool# V81873
4.00%, 8/1/2045 198,408 215,487
Pool# G08669
4.00%, 9/1/2045 307,579 333,821
Pool# V82126
3.50%, 12/1/2045 155,084 167,289
Pool# Q38199
3.50%, 1/1/2046 17,261 18,423
Pool# Q38357
4.00%, 1/1/2046 97,849 106,133
Pool# G61365
4.50%, 1/1/2046 57,996 63,704
Pool# G08697
3.00%, 3/1/2046 782,923 824,912
Pool# Q39364
3.50%, 3/1/2046 122,801 132,801
Pool# Q39434
3.50%, 3/1/2046 109,276 116,646
Pool# Q39440
4.00%, 3/1/2046 53,984 58,336
Pool# G08704
4.50%, 4/1/2046 29,612 32,314
Pool# Q40097
4.50%, 4/1/2046 3,041 3,285
Pool# G60582
3.50%, 5/1/2046 307,601 332,367
Pool# Q40718
3.50%, 5/1/2046 110,059 117,517
Pool# G08707
4.00%, 5/1/2046 144,889 156,530
Pool# G08708
4.50%, 5/1/2046 21,699 23,679
Pool# Q40728
4.50%, 5/1/2046 2,759 2,980
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41548
3.00%, 7/1/2046 103,458 109,385
Pool# Q41903
3.50%, 7/1/2046 165,107 176,179
Pool# Q41491
3.50%, 7/1/2046 17,187 18,329
Pool# Q41407
3.50%, 7/1/2046 6,116 6,447
Pool# G61791
4.00%, 7/1/2046 108,159 118,099
Pool# Q41947
4.50%, 7/1/2046 9,515 10,375
Pool# G08715
3.00%, 8/1/2046 793,060 835,259
Pool# Q42596
3.50%, 8/1/2046 138,109 147,643
Pool# Q42203
3.50%, 8/1/2046 28,592 30,452
Pool# Q42393
3.50%, 8/1/2046 25,458 27,027
Pool# G61237
3.50%, 8/1/2046 23,316 25,125
Pool# Q42680
4.00%, 8/1/2046 7,107 7,706
Pool# G08720
4.50%, 8/1/2046 15,818 17,329
Pool# G61323
3.00%, 9/1/2046 686,184 729,503
Pool# G08721
3.00%, 9/1/2046 438,522 461,794
Pool# V82617
3.50%, 9/1/2046 311,131 335,129
Pool# G08722
3.50%, 9/1/2046 94,167 100,618
Pool# G60733
4.50%, 9/1/2046 155,990 172,506
Pool# G60722
3.00%, 10/1/2046 1,189,848 1,263,615
Pool# Q44035
3.00%, 10/1/2046 631,524 664,781
Pool# G61815
4.00%, 10/1/2046 56,898 61,697
Pool# G61257
3.00%, 11/1/2046 1,243,890 1,306,196
Pool# Q44452
3.00%, 11/1/2046 270,074 283,839
Pool# G08732
3.00%, 11/1/2046 78,982 83,632
Pool# Q44473
3.50%, 11/1/2046 35,021 37,134
Pool# Q44223
3.50%, 11/1/2046 25,244 26,806
Pool# G08734
4.00%, 11/1/2046 421,971 455,459
Pool# G08737
3.00%, 12/1/2046 2,564,060 2,698,745
Pool# G60989
3.00%, 12/1/2046 423,600 448,545
Pool# Q45878
3.00%, 12/1/2046 102,060 107,261

40 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08738
3.50%, 12/1/2046 1,779,243 1,889,516
Pool# Q45024
3.50%, 12/1/2046 108,622 117,665
Pool# G08741
3.00%, 1/1/2047 700,080 740,536
Pool# G08747
3.00%, 2/1/2047 1,306,435 1,384,076
Pool# G08748
3.50%, 2/1/2047 367,407 390,536
Pool# G08749
4.00%, 2/1/2047 651,222 700,181
Pool# G61890
4.00%, 2/1/2047 46,326 50,071
Pool# G08751
3.50%, 3/1/2047 543,945 576,296
Pool# Q47592
3.50%, 4/1/2047 105,285 111,482
Pool# Q47484
3.50%, 4/1/2047 19,172 20,455
Pool# G60988
3.00%, 5/1/2047 1,444,904 1,535,757
Pool# Q48098
3.50%, 5/1/2047 73,533 78,730
Pool# Q48237
4.50%, 5/1/2047 127,343 138,328
Pool# G61390
3.00%, 6/1/2047 982,845 1,036,934
Pool# Q48414
4.50%, 6/1/2047 83,244 89,778
Pool# Q48365
4.50%, 6/1/2047 24,908 27,003
Pool# G08770
3.50%, 7/1/2047 1,095,694 1,163,288
Pool# V83270
3.50%, 7/1/2047 253,015 267,733
Pool# G61339
3.00%, 8/1/2047 226,275 238,014
Pool# G08774
3.50%, 8/1/2047 125,406 132,722
Pool# Q49917
3.50%, 8/1/2047 100,939 106,907
Pool# Q53085
3.00%, 9/1/2047 246,127 259,830
Pool# G61295
3.50%, 9/1/2047 500,834 541,461
Pool# G08779
3.50%, 9/1/2047 332,586 350,869
Pool# G61622
3.00%, 10/1/2047 544,029 574,444
Pool# G08785
4.00%, 10/1/2047 38,976 41,791
Pool# Q52075
4.00%, 11/1/2047 246,561 264,201
Pool# V83598
3.50%, 12/1/2047 117,209 123,976
Pool# G67707
3.50%, 1/1/2048 591,643 646,719
Pool# V83909
4.00%, 1/1/2048 314,538 336,943
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61311
3.50%, 2/1/2048 701,037 742,134
Pool# T65458
3.50%, 2/1/2048 134,301 139,381
Pool# G08801
4.00%, 2/1/2048 219,795 234,771
Pool# Q54460
4.00%, 2/1/2048 188,663 206,549
Pool# G61298
4.00%, 2/1/2048 89,799 97,802
Pool# Q54727
3.50%, 3/1/2048 261,894 277,277
Pool# Q55401
5.00%, 4/1/2048 66,666 73,582
Pool# V84237
3.50%, 5/1/2048 496,759 524,460
Pool# G08813
3.50%, 5/1/2048 51,131 53,875
Pool# G08820
4.50%, 5/1/2048 457,874 494,942
Pool# G08821
5.00%, 5/1/2048 19,801 21,795
Pool# G67712
4.00%, 6/1/2048 170,703 189,411
Pool# G67713
4.00%, 6/1/2048 153,128 166,835
Pool# G08817
4.00%, 6/1/2048 66,845 71,197
Pool# G08818
4.50%, 6/1/2048 248,931 268,742
Pool# Q56472
4.50%, 6/1/2048 57,696 62,894
Pool# Q56473
4.50%, 6/1/2048 51,777 56,165
Pool# G08827
4.50%, 7/1/2048 165,234 178,112
Pool# Q57401
4.50%, 7/1/2048 71,352 78,082
Pool# Q57402
4.50%, 7/1/2048 22,442 24,384
Pool# G08833
5.00%, 7/1/2048 7,940 8,733
Pool# G08831
4.00%, 8/1/2048 189,894 202,424
Pool# G08836
4.00%, 9/1/2048 750,348 798,655
Pool# G67716
4.50%, 10/1/2048 106,938 118,433
Pool# G08843
4.50%, 10/1/2048 60,601 65,378
Pool# V85044
4.00%, 12/1/2048 202,954 219,289
Pool# V85082
4.50%, 12/1/2048 48,437 52,172
Pool# G61846
4.00%, 1/1/2049 4,754 5,063
Pool# V85139
4.50%, 1/1/2049 65,876 70,926

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
2.61%, 7/1/2041(a) 81,342 86,098
Pool# 2B0108
2.34%, 1/1/2042(a) 7,836 7,933
Pool# 2B1381
1.74%, 6/1/2043(a) 1,431 1,449
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 98,855 105,029
Pool# SB0383
2.50%, 4/1/2032 1,032,515 1,087,149
Pool# ZS8701
3.50%, 6/1/2033 81,479 87,290
Pool# SB0218
3.00%, 10/1/2033 139,006 146,538
Pool# SB0366
3.50%, 2/1/2034 176,093 188,906
Pool# QN0248
3.00%, 7/1/2034 78,758 82,979
Pool# SB0095
3.50%, 7/1/2034 182,337 196,687
Pool# SB0069
3.00%, 9/1/2034 253,793 269,228
Pool# SB8021
3.00%, 12/1/2034 514,212 540,151
Pool# SB8500
2.50%, 7/1/2035 1,011,157 1,068,610
Pool# SB8505
2.50%, 10/1/2035 2,997,433 3,161,660
Pool# SB8506
2.00%, 2/1/2036 2,419,381 2,507,546
Pool# SB8508
2.00%, 2/1/2036 1,687,813 1,748,028
Pool# RC1826
2.00%, 2/1/2036 493,375 509,296
Pool# RC1887
2.00%, 3/1/2036 902,295 934,242
Pool# RC2049
2.00%, 6/1/2036 2,158,472 2,228,628
Pool# RC2045
2.00%, 6/1/2036 675,756 697,563
Pool# QA2237
3.00%, 7/1/2046 1,540,248 1,616,890
Pool# QA2226
3.00%, 7/1/2046 927,698 973,948
Pool# ZS4693
3.00%, 12/1/2046 1,172,723 1,233,889
Pool# ZM2339
3.50%, 1/1/2047 229,356 242,695
Pool# ZS4746
3.00%, 12/1/2047 620,630 648,170
Pool# ZA5785
4.50%, 10/1/2048 335,445 361,085
Pool# ZT1321
4.50%, 11/1/2048 441,101 475,459
Pool# ZA6139
4.50%, 12/1/2048 164,977 177,535
Pool# ZA6536
4.00%, 3/1/2049 155,667 165,749
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZA6380
4.00%, 3/1/2049 132,434 140,989
Pool# ZT1858
4.50%, 4/1/2049 66,597 72,899
Pool# RA1859
3.00%, 12/1/2049 796,756 830,518
Pool# SD8051
3.50%, 3/1/2050 329,677 346,783
Pool# QA8965
3.00%, 4/1/2050 846,445 884,125
Pool# RA2579
3.00%, 5/1/2050 379,763 396,858
Pool# RA2621
4.00%, 5/1/2050 115,559 122,883
Pool# RA3022
2.50%, 6/1/2050 729,439 756,472
Pool# SD7521
2.50%, 7/1/2050 1,119,046 1,169,385
Pool# SD8074
3.00%, 7/1/2050 2,826,973 2,946,832
Pool# RA3174
3.00%, 7/1/2050 987,715 1,037,335
Pool# SD7523
2.50%, 8/1/2050 295,994 308,577
Pool# RA3382
3.00%, 8/1/2050 683,614 724,395
Pool# SD8092
3.00%, 9/1/2050 1,412,802 1,473,408
Pool# SD0514
2.00%, 10/1/2050 1,048,512 1,060,995
Pool# RA3723
2.00%, 10/1/2050 337,919 341,422
Pool# RA3935
2.50%, 11/1/2050 3,554,322 3,680,432
Pool# RA3932
2.50%, 11/1/2050 1,857,917 1,937,391
Pool# RA3934
2.50%, 11/1/2050 956,075 991,670
Pool# RA3987
2.50%, 11/1/2050 474,184 490,907
Pool# RA4411
2.50%, 1/1/2051 2,521,256 2,610,175
Pool# RA4351
2.50%, 1/1/2051 1,162,109 1,203,885
Pool# RA4410
2.50%, 1/1/2051 892,191 927,011
Pool# RA4652
2.00%, 2/1/2051 3,732,219 3,773,223
Pool# RA4493
2.00%, 2/1/2051 1,688,391 1,705,893
Pool# QB9104
2.00%, 2/1/2051 938,321 948,048
Pool# RA4737
2.00%, 3/1/2051 3,363,862 3,401,469
Pool# RA4718
2.00%, 3/1/2051 1,522,213 1,538,008
Pool# SD8140
2.00%, 4/1/2051 6,214,842 6,279,267
Pool# SD8146
2.00%, 5/1/2051 14,087,972 14,234,014

42 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC2070
2.00%, 5/1/2051 149,050 150,827
Pool# RA5436
2.00%, 6/1/2051 450,000 454,665
Pool# RA5373
2.00%, 6/1/2051 379,000 383,516
FNMA Pool
Pool# AC9895
1.94%, 4/1/2040(a) 392,073 398,737
Pool# AC9890
1.96%, 4/1/2040(a) 435,682 458,463
Pool# AJ1249
2.32%, 9/1/2041(a) 84,500 89,208
Pool# AK0714
2.18%, 2/1/2042(a) 10,647 10,897
Pool# AT4250
1.78%, 6/1/2043(a) 28,377 29,619
Pool# BF0203
3.00%, 2/1/2047 660,730 702,402
Pool# BF0206
4.00%, 2/1/2047 415,064 453,821
Pool# BF0200
3.50%, 11/1/2051 276,593 300,577
Pool# BF0171
4.00%, 1/1/2057 239,620 266,315
Pool# BF0184
4.00%, 2/1/2057 272,702 303,082
FNMA UMBS Pool
Pool# 870092
5.50%, 8/1/2021 8 8
Pool# 894126
5.50%, 10/1/2021 3 3
Pool# 902789
5.50%, 11/1/2021 478 480
Pool# 906708
5.00%, 12/1/2021 882 918
Pool# 901509
5.00%, 12/1/2021 236 245
Pool# 928106
5.50%, 2/1/2022 2,480 2,501
Pool# 914385
5.50%, 3/1/2022 57 57
Pool# 899438
5.50%, 6/1/2022 5,041 5,072
Pool# AA2549
4.00%, 4/1/2024 34,796 36,951
Pool# 934863
4.00%, 6/1/2024 74,642 79,265
Pool# AC1374
4.00%, 8/1/2024 40,222 42,710
Pool# AC1529
4.50%, 9/1/2024 143,364 150,782
Pool# AD0244
4.50%, 10/1/2024 18,679 19,648
Pool# AD4089
4.50%, 5/1/2025 160,932 171,125
Pool# 890216
4.50%, 7/1/2025 33,098 34,860
Pool# AB1609
4.00%, 10/1/2025 97,779 103,957
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 84,489 90,291
Pool# AH1518
3.50%, 12/1/2025 40,849 43,649
Pool# AH5616
3.50%, 2/1/2026 237,664 253,995
Pool# AL0298
4.00%, 5/1/2026 197,986 211,013
Pool# AB4277
3.00%, 1/1/2027 333,608 352,809
Pool# AL1391
3.50%, 1/1/2027 5,134 5,487
Pool# AP4746
3.00%, 8/1/2027 93,811 99,307
Pool# AP7855
3.00%, 9/1/2027 504,557 534,161
Pool# AP4640
3.00%, 9/1/2027 58,237 61,642
Pool# AQ5096
3.00%, 11/1/2027 131,558 139,255
Pool# AB6887
3.00%, 11/1/2027 101,314 107,197
Pool# AQ4532
3.00%, 11/1/2027 77,641 82,185
Pool# AQ3758
3.00%, 11/1/2027 57,265 60,616
Pool# AQ7406
3.00%, 11/1/2027 51,441 54,432
Pool# AB6886
3.00%, 11/1/2027 50,560 53,544
Pool# AQ2884
3.00%, 12/1/2027 46,544 49,267
Pool# AS0487
2.50%, 9/1/2028 263,081 276,148
Pool# 930998
4.50%, 4/1/2029 16,769 18,031
Pool# BM1507
2.50%, 12/1/2029 149,517 156,497
Pool# AL8077
3.50%, 12/1/2029 16,868 18,212
Pool# BM4299
3.00%, 3/1/2030 628,432 660,359
Pool# AS4874
3.00%, 4/1/2030 342,660 362,298
Pool# AS5412
2.50%, 7/1/2030 133,156 139,510
Pool# AS5420
3.00%, 7/1/2030 279,766 295,800
Pool# AL7152
3.50%, 7/1/2030 331,361 357,613
Pool# AS5702
2.50%, 8/1/2030 500,109 523,955
Pool# AZ4898
2.50%, 8/1/2030 398,507 417,276
Pool# AY8448
3.00%, 8/1/2030 1,048,956 1,109,645
Pool# AZ2953
3.00%, 9/1/2030 917,188 970,119
Pool# AZ5718
3.00%, 9/1/2030 642,373 677,887

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6060
3.00%, 10/1/2030 631,176 667,216
Pool# AZ9234
3.50%, 10/1/2030 37,220 39,990
Pool# BA2993
3.00%, 11/1/2030 150,588 159,172
Pool# AS6174
3.50%, 11/1/2030 18,894 20,364
Pool# AS6272
2.50%, 12/1/2030 187,372 196,215
Pool# AS6295
3.00%, 12/1/2030 269,955 285,132
Pool# BA3545
3.00%, 12/1/2030 119,386 126,279
Pool# AH1515
4.00%, 12/1/2030 266,494 286,407
Pool# AD0716
6.50%, 12/1/2030 798,342 905,498
Pool# BA6532
2.50%, 1/1/2031 154,472 161,761
Pool# BM5016
3.00%, 1/1/2031 422,017 446,743
Pool# AB2121
4.00%, 1/1/2031 41,049 44,116
Pool# AL8060
3.00%, 2/1/2031 298,989 317,127
Pool# MA0641
4.00%, 2/1/2031 192,854 207,275
Pool# 560868
7.50%, 2/1/2031 608 617
Pool# AS6799
3.00%, 3/1/2031 228,907 241,962
Pool# BC0774
3.00%, 3/1/2031 132,833 140,930
Pool# BC4410
3.50%, 3/1/2031 16,585 17,784
Pool# AS6919
3.50%, 3/1/2031 16,486 17,808
Pool# BC0320
3.50%, 3/1/2031 11,537 12,466
Pool# BC4430
3.00%, 4/1/2031 42,659 45,061
Pool# AL8565
3.00%, 6/1/2031 145,338 154,283
Pool# AL8566
3.00%, 6/1/2031 142,671 151,144
Pool# AL8561
3.50%, 6/1/2031 147,343 160,146
Pool# AS8028
2.50%, 9/1/2031 527,014 551,943
Pool# AL9378
3.00%, 9/1/2031 68,877 73,056
Pool# MA2775
2.50%, 10/1/2031 1,072,553 1,123,303
Pool# BM1888
2.50%, 10/1/2031 1,017,186 1,064,703
Pool# AS8038
2.50%, 10/1/2031 476,894 499,441
Pool# BC4777
2.50%, 10/1/2031 388,079 406,628
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9323
2.50%, 10/1/2031 23,256 24,357
Pool# AS8612
3.00%, 10/1/2031 164,339 173,596
Pool# 607212
7.50%, 10/1/2031 3,278 3,373
Pool# MA0895
3.50%, 11/1/2031 199,562 211,079
Pool# 607632
6.50%, 11/1/2031 44 50
Pool# MA2830
2.50%, 12/1/2031 418,982 439,017
Pool# BM3814
2.50%, 12/1/2031 288,043 301,999
Pool# AS8594
2.50%, 1/1/2032 322,729 339,257
Pool# AS8597
2.50%, 1/1/2032 268,875 282,162
Pool# AS8609
3.00%, 1/1/2032 212,754 225,124
Pool# AL9786
3.00%, 1/1/2032 194,229 206,833
Pool# AL9585
3.50%, 1/1/2032 75,716 82,314
Pool# BM1036
2.50%, 2/1/2032 1,461,579 1,536,214
Pool# BM4624
3.00%, 2/1/2032 221,052 235,044
Pool# AL9872
3.00%, 2/1/2032 162,317 172,652
Pool# AL9740
3.00%, 2/1/2032 137,922 146,693
Pool# AL9871
3.00%, 2/1/2032 98,293 104,653
Pool# AS8767
3.00%, 2/1/2032 17,196 18,242
Pool# BM1007
2.50%, 3/1/2032 443,704 464,671
Pool# AL9899
3.00%, 3/1/2032 30,114 32,023
Pool# BM3269
2.50%, 4/1/2032 653,629 684,161
Pool# MA1029
3.50%, 4/1/2032 161,968 174,326
Pool# 545556
7.00%, 4/1/2032 2,876 3,300
Pool# AO2565
3.50%, 5/1/2032 63,248 68,137
Pool# AS9695
3.50%, 5/1/2032 33,318 36,027
Pool# 545605
7.00%, 5/1/2032 4,038 4,669
Pool# BM4088
3.00%, 6/1/2032 273,596 289,360
Pool# AO5103
3.50%, 6/1/2032 174,620 186,625
Pool# 890786
3.50%, 6/1/2032 30,909 33,641
Pool# MA1107
3.50%, 7/1/2032 23,518 25,078

44 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1664
4.00%, 7/1/2032 178,553 189,959
Pool# 651361
7.00%, 7/1/2032 1,080 1,113
Pool# BM1669
3.00%, 8/1/2032 167,604 179,015
Pool# AP1990
3.50%, 8/1/2032 78,650 83,845
Pool# AP1997
3.50%, 8/1/2032 55,870 59,552
Pool# BH5355
3.50%, 8/1/2032 9,267 9,913
Pool# AO7202
3.50%, 9/1/2032 164,102 175,765
Pool# MA1166
3.50%, 9/1/2032 128,230 136,734
Pool# BM5167
3.50%, 9/1/2032 26,491 28,556
Pool# CA0586
2.50%, 10/1/2032 60,589 63,749
Pool# AP3673
3.50%, 10/1/2032 148,284 159,751
Pool# BH9391
3.50%, 10/1/2032 11,730 12,660
Pool# BM3389
3.00%, 11/1/2032 255,831 273,088
Pool# AB6962
3.50%, 11/1/2032 217,432 234,253
Pool# AQ3343
3.50%, 11/1/2032 135,001 144,608
Pool# BM3977
3.00%, 12/1/2032 412,408 437,101
Pool# CA0951
3.00%, 12/1/2032 216,469 228,708
Pool# FM1661
2.50%, 1/1/2033 819,245 857,395
Pool# BM4338
2.50%, 1/1/2033 442,629 463,383
Pool# BM3919
3.00%, 2/1/2033 242,119 258,561
Pool# BM3750
3.50%, 3/1/2033 209,827 227,691
Pool# BM4129
3.50%, 4/1/2033 272,798 295,562
Pool# 555346
5.50%, 4/1/2033 40,776 47,016
Pool# 713560
5.50%, 4/1/2033 8,256 9,370
Pool# 694846
6.50%, 4/1/2033 6,857 7,698
Pool# 701261
7.00%, 4/1/2033 296 315
Pool# AB9402
3.00%, 5/1/2033 232,155 246,351
Pool# AB9403
3.00%, 5/1/2033 105,736 112,178
Pool# AB9300
3.00%, 5/1/2033 85,080 90,282
Pool# BM4132
3.50%, 5/1/2033 199,582 217,017
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3372
4.00%, 5/1/2033 210,249 224,194
Pool# 555421
5.00%, 5/1/2033 870,313 987,911
Pool# MA3393
4.00%, 6/1/2033 86,742 92,282
Pool# MA3427
4.00%, 7/1/2033 68,670 73,094
Pool# 720087
5.50%, 7/1/2033 202,440 233,857
Pool# 728721
5.50%, 7/1/2033 22,813 26,037
Pool# 555684
5.50%, 7/1/2033 7,236 8,343
Pool# MA1527
3.00%, 8/1/2033 884,778 938,859
Pool# 743235
5.50%, 10/1/2033 12,485 14,399
Pool# 750229
6.50%, 10/1/2033 21,960 24,587
Pool# FM2154
4.00%, 12/1/2033 368,717 391,920
Pool# 755872
5.50%, 12/1/2033 142,711 163,696
Pool# 725221
5.50%, 1/1/2034 3,756 4,332
Pool# 725223
5.50%, 3/1/2034 433 500
Pool# 725228
6.00%, 3/1/2034 355,182 415,650
Pool# 725425
5.50%, 4/1/2034 215,434 248,833
Pool# 725423
5.50%, 5/1/2034 21,242 24,520
Pool# 725594
5.50%, 7/1/2034 89,537 103,613
Pool# MA3739
3.50%, 8/1/2034 183,811 196,831
Pool# 788027
6.50%, 9/1/2034 22,420 25,102
Pool# MA3827
2.50%, 11/1/2034 921,722 962,785
Pool# FM1905
3.00%, 11/1/2034 107,598 113,968
Pool# 807310
7.00%, 11/1/2034 2,014 2,341
Pool# FM2412
3.50%, 1/1/2035 55,089 59,272
Pool# 735141
5.50%, 1/1/2035 280,845 325,328
Pool# 889852
5.50%, 5/1/2035 8,058 9,295
Pool# FM5474
2.50%, 10/1/2035 663,562 693,674
Pool# MA4156
2.50%, 10/1/2035 648,607 676,486
Pool# FM4900
2.00%, 12/1/2035 85,036 87,883
Pool# 256023
6.00%, 12/1/2035 284,442 337,381

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8793
2.00%, 2/1/2036 2,072,003 2,142,248
Pool# CA8789
2.00%, 2/1/2036 948,069 978,663
Pool# CA8736
2.00%, 2/1/2036 934,927 968,086
Pool# FM5908
2.00%, 2/1/2036 699,978 724,859
Pool# CA9141
2.00%, 2/1/2036 653,516 676,929
Pool# CA9145
2.00%, 2/1/2036 579,741 598,449
Pool# FM5571
2.00%, 2/1/2036 361,067 373,946
Pool# CA9435
2.00%, 3/1/2036 590,591 609,649
Pool# CA9475
2.00%, 3/1/2036 541,269 558,736
Pool# CA9441
2.50%, 3/1/2036 440,145 465,146
Pool# CB0262
2.00%, 4/1/2036 866,356 894,314
Pool# 745418
5.50%, 4/1/2036 42,180 48,864
Pool# FM7259
2.50%, 5/1/2036 414,267 433,735
Pool# 745516
5.50%, 5/1/2036 23,954 27,742
Pool# MA4360
2.00%, 6/1/2036 1,541,492 1,591,237
Pool# 889745
5.50%, 6/1/2036 4,497 5,202
Pool# 995065
5.50%, 9/1/2036 156,853 180,752
Pool# 888635
5.50%, 9/1/2036 101,204 116,758
Pool# 995024
5.50%, 8/1/2037 56,313 65,241
Pool# 995050
6.00%, 9/1/2037 527,902 626,446
Pool# 955194
7.00%, 11/1/2037 38,857 46,057
Pool# 928940
7.00%, 12/1/2037 22,249 23,517
Pool# MA3389
4.00%, 6/1/2038 128,232 137,483
Pool# MA3464
3.50%, 9/1/2038 212,805 224,767
Pool# 990810
7.00%, 10/1/2038 49,579 52,026
Pool# AD8536
5.00%, 8/1/2040 178,339 200,978
Pool# AB1735
3.50%, 11/1/2040 5,151 5,427
Pool# AE9747
4.50%, 12/1/2040 569,030 634,853
Pool# AB2067
3.50%, 1/1/2041 224,296 242,752
Pool# 932888
3.50%, 1/1/2041 178,458 195,658
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB2068
3.50%, 1/1/2041 120,846 130,218
Pool# 932891
3.50%, 1/1/2041 32,702 35,719
Pool# AL3650
5.00%, 2/1/2041 12,236 13,940
Pool# AL6521
5.00%, 4/1/2041 944,224 1,080,269
Pool# AL0390
5.00%, 5/1/2041 336,429 381,147
Pool# AL5863
4.50%, 6/1/2041 1,942,538 2,136,584
Pool# AI9851
4.50%, 9/1/2041 30,003 33,116
Pool# AL0761
5.00%, 9/1/2041 121,143 138,605
Pool# BM3907
5.50%, 9/1/2041 249,403 287,888
Pool# AJ5431
4.50%, 10/1/2041 102,731 115,057
Pool# AJ4861
4.00%, 12/1/2041 119,578 131,479
Pool# AX5316
4.50%, 1/1/2042 55,590 61,861
Pool# AL2499
4.50%, 1/1/2042 22,383 24,703
Pool# AW8167
3.50%, 2/1/2042 683,764 736,618
Pool# AB5185
3.50%, 5/1/2042 313,053 339,282
Pool# AO3575
4.50%, 5/1/2042 47,439 51,398
Pool# AO4647
3.50%, 6/1/2042 650,002 704,471
Pool# AO8036
4.50%, 7/1/2042 362,667 404,285
Pool# AP2092
4.50%, 8/1/2042 11,909 12,811
Pool# AP6579
3.50%, 9/1/2042 556,937 601,625
Pool# AL2782
4.50%, 9/1/2042 102,927 114,603
Pool# AB6524
3.50%, 10/1/2042 959,219 1,039,490
Pool# AB7074
3.00%, 11/1/2042 512,850 545,379
Pool# AP8785
3.00%, 11/1/2042 176,943 187,222
Pool# AL2677
3.50%, 11/1/2042 566,368 613,816
Pool# AB6786
3.50%, 11/1/2042 319,461 344,266
Pool# MA1273
3.50%, 12/1/2042 264,896 285,463
Pool# AR4210
3.50%, 1/1/2043 134,608 145,855
Pool# AT4040
3.00%, 3/1/2043 137,481 146,185
Pool# AR8213
3.50%, 4/1/2043 153,988 166,863

46 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9238
3.00%, 5/1/2043 818,537 872,387
Pool# AB9237
3.00%, 5/1/2043 627,815 670,821
Pool# AB9236
3.00%, 5/1/2043 191,454 204,993
Pool# AB9362
3.50%, 5/1/2043 862,296 936,130
Pool# AT4145
3.00%, 6/1/2043 242,353 258,299
Pool# AB9814
3.00%, 7/1/2043 753,987 803,592
Pool# AT6871
3.00%, 7/1/2043 113,956 120,915
Pool# AS0203
3.00%, 8/1/2043 572,797 610,482
Pool# AS0255
4.50%, 8/1/2043 195,733 216,273
Pool# AS0516
3.00%, 9/1/2043 405,870 431,947
Pool# AL4471
4.00%, 9/1/2043 331,475 366,084
Pool# AL6951
3.50%, 10/1/2043 449,448 485,410
Pool# BM4222
3.00%, 1/1/2044 573,991 609,828
Pool# AS2276
4.50%, 4/1/2044 357,201 393,521
Pool# AW1006
4.00%, 5/1/2044 129,364 143,961
Pool# AL7767
4.50%, 6/1/2044 32,765 36,368
Pool# AS3161
4.00%, 8/1/2044 734,116 801,792
Pool# BM4650
3.00%, 10/1/2044 1,041,691 1,107,095
Pool# CA0688
3.50%, 10/1/2044 305,715 329,303
Pool# BC5090
4.00%, 10/1/2044 81,502 88,756
Pool# AS3946
4.00%, 12/1/2044 930,826 1,023,444
Pool# AL8303
3.00%, 1/1/2045 185,860 197,482
Pool# BM4384
4.00%, 1/1/2045 336,969 368,473
Pool# BM3611
4.00%, 1/1/2045 277,332 301,840
Pool# BM3804
3.50%, 2/1/2045 118,279 127,720
Pool# AL9555
4.00%, 2/1/2045 1,758,850 1,919,111
Pool# AX9524
4.00%, 2/1/2045 1,016,250 1,130,873
Pool# AS4418
4.00%, 2/1/2045 673,829 749,820
Pool# AS4375
4.00%, 2/1/2045 484,438 539,076
Pool# AL6889
4.50%, 2/1/2045 116,434 129,221
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3931
3.00%, 3/1/2045 506,146 537,935
Pool# AY1312
3.50%, 3/1/2045 1,661,352 1,803,233
Pool# AX9567
3.50%, 3/1/2045 84,846 91,732
Pool# BM4975
4.00%, 3/1/2045 161,012 175,691
Pool# AS4578
4.00%, 3/1/2045 126,671 140,958
Pool# BM3664
3.00%, 5/1/2045 577,165 613,312
Pool# AS4921
3.50%, 5/1/2045 798,542 862,723
Pool# AS5012
4.00%, 5/1/2045 1,332,117 1,482,359
Pool# BM5562
4.00%, 6/1/2045 240,156 262,628
Pool# AS5312
3.50%, 7/1/2045 163,246 176,604
Pool# AZ7111
4.00%, 7/1/2045 21,430 23,278
Pool# AZ9866
4.00%, 8/1/2045 16,018 17,421
Pool# AL7207
4.50%, 8/1/2045 140,676 156,392
Pool# AL9634
3.50%, 10/1/2045 108,588 117,282
Pool# BA2164
3.00%, 11/1/2045 118,477 124,371
Pool# AS6311
3.50%, 12/1/2045 1,408,432 1,505,947
Pool# AS6282
3.50%, 12/1/2045 1,247,649 1,347,855
Pool# BC0326
3.50%, 12/1/2045 813,412 870,044
Pool# BC0092
3.50%, 12/1/2045 83,408 89,201
Pool# BC0475
3.50%, 12/1/2045 53,456 57,411
Pool# AS6362
4.50%, 12/1/2045 26,423 29,039
Pool# AS6474
3.50%, 1/1/2046 282,474 308,938
Pool# AS6539
3.50%, 1/1/2046 257,628 281,801
Pool# AL9849
3.50%, 1/1/2046 154,273 166,161
Pool# AS6527
4.00%, 1/1/2046 212,326 229,803
Pool# BC0178
4.50%, 1/1/2046 3,940 4,293
Pool# BC1158
3.50%, 2/1/2046 1,097,001 1,173,075
Pool# BC2667
4.00%, 2/1/2046 28,302 30,554
Pool# BC0605
4.00%, 2/1/2046 25,497 27,655
Pool# AL9781
4.50%, 2/1/2046 278,673 308,357

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0300
3.50%, 3/1/2046 864,042 921,293
Pool# BM4621
3.50%, 3/1/2046 384,525 414,045
Pool# AS6833
3.50%, 3/1/2046 18,877 20,207
Pool# AS6795
4.00%, 3/1/2046 128,131 137,910
Pool# BA6972
4.00%, 3/1/2046 37,529 40,532
Pool# BC0311
4.50%, 3/1/2046 2,648 2,864
Pool# BC0823
3.50%, 4/1/2046 148,106 157,804
Pool# BA7692
3.50%, 4/1/2046 13,511 14,587
Pool# AS7026
4.00%, 4/1/2046 91,591 98,976
Pool# AS7171
3.50%, 5/1/2046 48,089 51,181
Pool# AS7251
4.00%, 5/1/2046 17,173 18,538
Pool# AS7387
3.50%, 6/1/2046 137,241 145,986
Pool# AL8833
4.00%, 6/1/2046 796,890 886,093
Pool# AS7593
3.50%, 7/1/2046 733,097 788,441
Pool# AS7594
3.50%, 7/1/2046 727,544 783,369
Pool# AS7545
3.50%, 7/1/2046 219,685 233,915
Pool# AL8824
3.50%, 7/1/2046 179,659 196,517
Pool# AS7490
3.50%, 7/1/2046 118,650 128,360
Pool# BC1452
4.00%, 7/1/2046 1,272,021 1,373,780
Pool# BD5180
4.50%, 7/1/2046 5,328 5,805
Pool# MA2705
3.00%, 8/1/2046 651,887 684,744
Pool# BC1489
3.00%, 8/1/2046 134,588 143,422
Pool# BD4890
3.50%, 8/1/2046 914,295 972,845
Pool# BC9501
3.50%, 8/1/2046 23,232 24,812
Pool# AS7760
4.00%, 8/1/2046 148,659 161,431
Pool# AS7648
4.00%, 8/1/2046 78,036 84,028
Pool# AS7795
4.00%, 8/1/2046 62,363 67,192
Pool# BD3911
4.00%, 8/1/2046 22,049 23,855
Pool# BD3923
4.00%, 8/1/2046 10,512 11,337
Pool# AS7770
4.50%, 8/1/2046 42,962 46,800
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD5232
4.50%, 8/1/2046 6,336 6,896
Pool# AL8947
3.50%, 9/1/2046 218,079 236,061
Pool# BD4944
3.50%, 9/1/2046 38,652 40,978
Pool# AL9263
3.00%, 10/1/2046 203,392 215,830
Pool# AL9234
3.50%, 10/1/2046 84,381 92,282
Pool# BM3932
3.50%, 10/1/2046 59,380 63,325
Pool# AS8125
3.50%, 10/1/2046 52,198 55,876
Pool# FM1871
4.00%, 10/1/2046 130,486 142,470
Pool# BC4766
4.50%, 10/1/2046 42,873 47,021
Pool# AS8154
4.50%, 10/1/2046 21,568 23,479
Pool# FM1368
3.00%, 11/1/2046 1,279,449 1,346,255
Pool# MA2806
3.00%, 11/1/2046 424,575 449,064
Pool# BC9003
3.00%, 11/1/2046 166,094 175,778
Pool# AS8369
3.50%, 11/1/2046 605,311 652,576
Pool# BE5067
3.50%, 11/1/2046 437,331 468,066
Pool# BE0065
3.50%, 11/1/2046 14,777 15,809
Pool# BE5038
4.00%, 11/1/2046 14,391 16,038
Pool# MA2833
3.00%, 12/1/2046 3,497,735 3,701,709
Pool# AS8483
3.00%, 12/1/2046 802,591 847,795
Pool# BC9067
3.00%, 12/1/2046 363,956 384,255
Pool# AS8488
3.00%, 12/1/2046 297,493 316,166
Pool# AS8509
3.00%, 12/1/2046 93,210 99,464
Pool# BM1121
3.50%, 12/1/2046 659,394 715,536
Pool# AS8492
3.50%, 12/1/2046 611,757 669,163
Pool# AS8572
3.50%, 12/1/2046 484,332 513,554
Pool# AS8417
3.50%, 12/1/2046 398,541 422,558
Pool# BE4224
3.50%, 12/1/2046 17,081 18,138
Pool# AS8650
3.00%, 1/1/2047 1,395,680 1,468,219
Pool# AL9697
3.00%, 1/1/2047 760,537 808,275
Pool# AS8647
3.00%, 1/1/2047 550,646 585,200

48 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE5775
3.00%, 1/1/2047 496,376 523,814
Pool# AL9774
3.50%, 1/1/2047 394,291 433,089
Pool# BM3204
3.50%, 1/1/2047 319,024 348,626
Pool# AS8692
3.50%, 1/1/2047 258,187 273,819
Pool# BD2440
3.50%, 1/1/2047 249,919 265,167
Pool# BD2450
3.50%, 1/1/2047 173,576 184,152
Pool# BE6548
3.50%, 1/1/2047 90,075 95,576
Pool# BE7115
4.50%, 1/1/2047 14,485 15,872
Pool# BE5856
4.50%, 1/1/2047 11,369 12,441
Pool# BE6503
4.50%, 1/1/2047 4,485 4,876
Pool# BM3908
5.50%, 1/1/2047 50,872 58,851
Pool# MA2895
3.00%, 2/1/2047 4,304,272 4,529,307
Pool# BM3688
3.50%, 2/1/2047 557,720 595,373
Pool# BD5046
3.50%, 2/1/2047 102,883 108,994
Pool# BM5274
4.00%, 2/1/2047 105,888 114,198
Pool# BE8495
4.50%, 2/1/2047 5,732 6,239
Pool# BE7869
4.50%, 2/1/2047 3,999 4,329
Pool# AL9859
3.00%, 3/1/2047 1,312,320 1,386,204
Pool# AL9848
3.00%, 3/1/2047 423,190 444,953
Pool# BM5383
4.00%, 3/1/2047 64,730 70,577
Pool# AS8966
4.00%, 3/1/2047 52,889 56,757
Pool# AS8979
4.50%, 3/1/2047 68,911 75,797
Pool# BE9247
4.50%, 3/1/2047 7,756 8,472
Pool# BM3707
2.50%, 4/1/2047 210,013 218,119
Pool# AS9463
3.50%, 4/1/2047 195,996 212,379
Pool# AS9451
3.50%, 4/1/2047 144,338 152,578
Pool# BD7122
4.00%, 4/1/2047 703,309 755,080
Pool# AS9467
4.00%, 4/1/2047 315,909 342,415
Pool# AS9470
4.50%, 4/1/2047 228,230 250,448
Pool# BH0304
4.50%, 4/1/2047 10,892 11,814
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9562
3.00%, 5/1/2047 82,892 87,164
Pool# BM3237
3.50%, 5/1/2047 436,147 472,864
Pool# AS9577
3.50%, 5/1/2047 174,823 188,260
Pool# BM1268
4.00%, 5/1/2047 335,922 365,690
Pool# BE3670
3.50%, 6/1/2047 240,535 254,517
Pool# AS9794
3.50%, 6/1/2047 164,265 178,725
Pool# AS9747
4.00%, 6/1/2047 913,579 994,653
Pool# BM3549
4.00%, 6/1/2047 368,770 397,837
Pool# BE3702
4.00%, 6/1/2047 143,275 153,389
Pool# BM1295
4.50%, 6/1/2047 167,082 182,978
Pool# BE9624
4.50%, 6/1/2047 23,865 25,979
Pool# BM3801
3.00%, 7/1/2047 721,367 758,314
Pool# AS9938
3.50%, 7/1/2047 165,275 180,536
Pool# BM1551
3.50%, 7/1/2047 154,812 168,004
Pool# AS9909
3.50%, 7/1/2047 77,299 83,614
Pool# BM1492
4.00%, 7/1/2047 648,396 702,560
Pool# AS9973
4.00%, 7/1/2047 52,668 56,256
Pool# 890673
3.00%, 8/1/2047 369,262 388,654
Pool# MA3087
3.50%, 8/1/2047 344,970 364,855
Pool# CA0240
3.50%, 8/1/2047 184,336 194,546
Pool# BM1658
3.50%, 8/1/2047 132,776 143,200
Pool# BH7375
3.50%, 8/1/2047 107,035 113,465
Pool# CA0123
4.00%, 8/1/2047 519,323 566,959
Pool# BH2597
4.00%, 8/1/2047 397,785 426,048
Pool# BH5359
4.00%, 8/1/2047 180,642 195,035
Pool# CA0133
4.00%, 8/1/2047 78,628 84,203
Pool# BM5787
4.00%, 8/1/2047 20,084 21,641
Pool# CA0407
3.50%, 9/1/2047 319,910 338,171
Pool# BH4004
4.00%, 9/1/2047 336,613 360,494
Pool# BM3556
4.00%, 9/1/2047 159,442 177,110

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0392
4.00%, 9/1/2047 156,578 167,241
Pool# CA0265
4.00%, 9/1/2047 48,583 52,079
Pool# CA0487
3.50%, 10/1/2047 803,569 848,594
Pool# BM1959
3.50%, 10/1/2047 432,690 473,129
Pool# CA0493
4.00%, 10/1/2047 400,863 428,646
Pool# CA0549
4.00%, 10/1/2047 282,037 300,877
Pool# BM3015
4.00%, 10/1/2047 187,859 208,451
Pool# CA0496
4.50%, 10/1/2047 213,519 236,275
Pool# CA0623
4.50%, 10/1/2047 65,961 71,655
Pool# CA0693
3.50%, 11/1/2047 549,770 581,521
Pool# CA0680
3.50%, 11/1/2047 221,308 241,493
Pool# BM3358
3.50%, 11/1/2047 197,380 215,738
Pool# CA0696
4.00%, 11/1/2047 677,600 722,851
Pool# BM3191
4.00%, 11/1/2047 141,421 152,090
Pool# CA0808
4.00%, 11/1/2047 115,044 123,362
Pool# BM3379
3.00%, 12/1/2047 636,804 676,114
Pool# BJ2492
3.50%, 12/1/2047 329,544 348,964
Pool# MA3211
4.00%, 12/1/2047 959,030 1,027,669
Pool# BJ1699
4.00%, 12/1/2047 260,116 286,647
Pool# MA3238
3.50%, 1/1/2048 525,952 556,066
Pool# CA0991
3.50%, 1/1/2048 436,358 476,156
Pool# CA1015
4.00%, 1/1/2048 362,833 388,606
Pool# CA1025
4.50%, 1/1/2048 556,093 601,699
Pool# CA1189
3.50%, 2/1/2048 2,017,692 2,135,355
Pool# BH9280
3.50%, 2/1/2048 936,716 1,014,473
Pool# CA1242
3.50%, 2/1/2048 193,993 212,666
Pool# MA3277
4.00%, 2/1/2048 21,298 22,752
Pool# BJ8271
4.50%, 2/1/2048 597,379 650,939
Pool# BJ8270
4.50%, 2/1/2048 360,672 395,784
Pool# BK1586
4.50%, 2/1/2048 317,991 350,161
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ8269
4.50%, 2/1/2048 295,528 327,013
Pool# CA4341
3.00%, 3/1/2048 175,201 183,361
Pool# MA3305
3.50%, 3/1/2048 57,685 60,991
Pool# BK1972
4.50%, 3/1/2048 85,104 93,339
Pool# BJ0640
5.00%, 3/1/2048 22,891 25,225
Pool# CA1531
3.50%, 4/1/2048 154,451 169,189
Pool# CA1510
3.50%, 4/1/2048 151,240 159,840
Pool# CA1551
4.00%, 4/1/2048 1,019,695 1,088,627
Pool# CA1560
4.50%, 4/1/2048 191,401 209,854
Pool# BJ2681
5.00%, 4/1/2048 81,030 89,213
Pool# MA3348
5.00%, 4/1/2048 10,531 11,591
Pool# BM4024
3.50%, 5/1/2048 104,127 114,150
Pool# MA3358
4.50%, 5/1/2048 308,576 333,583
Pool# MA3374
5.00%, 5/1/2048 25,096 27,625
Pool# CA1898
4.50%, 6/1/2048 217,060 239,852
Pool# CA1951
4.00%, 7/1/2048 244,160 260,408
Pool# BK6577
4.50%, 7/1/2048 31,414 33,896
Pool# CA1988
4.50%, 7/1/2048 7,761 8,378
Pool# BK4766
4.50%, 8/1/2048 367,165 403,831
Pool# CA2376
4.00%, 9/1/2048 282,983 301,591
Pool# MA3472
5.00%, 9/1/2048 29,045 31,860
Pool# MA3495
4.00%, 10/1/2048 348,874 371,602
Pool# CA2493
4.50%, 10/1/2048 166,626 179,725
Pool# BM4664
4.50%, 10/1/2048 145,786 160,535
Pool# BM5024
3.00%, 11/1/2048 897,099 937,430
Pool# FM1001
3.50%, 11/1/2048 68,661 72,462
Pool# MA3521
4.00%, 11/1/2048 359,298 382,587
Pool# MA3536
4.00%, 12/1/2048 271,779 289,554
Pool# CA2779
4.50%, 12/1/2048 453,460 497,609
Pool# BN0340
4.50%, 12/1/2048 426,600 459,417

50 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5212
4.50%, 12/1/2048 134,969 145,424
Pool# FM2888
3.50%, 1/1/2049 2,413,036 2,538,601
Pool# BN3944
4.00%, 1/1/2049 154,956 167,433
Pool# BN3960
4.50%, 1/1/2049 280,801 302,554
Pool# BN6135
4.00%, 2/1/2049 135,208 144,028
Pool# FM2337
4.50%, 2/1/2049 499,631 536,090
Pool# CA3387
4.00%, 4/1/2049 480,438 522,926
Pool# CA3394
5.00%, 4/1/2049 60,643 66,736
Pool# CA3489
4.00%, 5/1/2049 364,070 397,347
Pool# MA3665
4.50%, 5/1/2049 458,843 494,395
Pool# FM1051
4.50%, 5/1/2049 292,898 315,739
Pool# CA3669
4.00%, 6/1/2049 525,645 570,902
Pool# CA3639
4.00%, 6/1/2049 193,717 209,315
Pool# CA3825
4.00%, 7/1/2049 408,150 447,963
Pool# CA3844
4.50%, 7/1/2049 223,881 241,159
Pool# CA4030
4.00%, 8/1/2049 925,975 986,546
Pool# CA4035
4.50%, 8/1/2049 262,892 283,241
Pool# BO2258
3.00%, 10/1/2049 1,301,483 1,359,103
Pool# BO5494
3.00%, 11/1/2049 151,571 158,791
Pool# MA3835
3.50%, 11/1/2049 245,926 258,811
Pool# MA3836
4.00%, 11/1/2049 363,903 387,300
Pool# BO6220
3.00%, 12/1/2049 1,365,927 1,426,138
Pool# BO6225
3.00%, 12/1/2049 1,124,280 1,174,323
Pool# BO5380
3.00%, 12/1/2049 182,398 191,055
Pool# MA3873
4.00%, 12/1/2049 265,363 282,416
Pool# FM2432
3.00%, 2/1/2050 1,244,647 1,300,911
Pool# CA5152
3.00%, 2/1/2050 374,429 391,218
Pool# FM2887
3.00%, 3/1/2050 708,599 743,276
Pool# FM0077
3.00%, 3/1/2050 181,753 192,064
Pool# CA5510
3.00%, 4/1/2050 639,460 671,832
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4020
3.00%, 5/1/2050 2,048,741 2,136,151
Pool# CA5754
4.00%, 5/1/2050 80,518 85,866
Pool# CA6317
3.00%, 7/1/2050 755,919 796,162
Pool# CA6598
2.50%, 8/1/2050 1,219,594 1,266,551
Pool# BQ4909
2.00%, 9/1/2050 2,151,417 2,173,697
Pool# CA6985
2.00%, 9/1/2050 1,164,217 1,178,077
Pool# FM4226
2.50%, 9/1/2050 2,975,979 3,095,152
Pool# FM4231
2.50%, 9/1/2050 2,821,423 2,921,782
Pool# FM4222
2.50%, 9/1/2050 672,391 704,113
Pool# CA7029
2.50%, 9/1/2050 617,185 646,713
Pool# CA7572
2.50%, 10/1/2050 4,461,124 4,661,128
Pool# CA7368
2.50%, 10/1/2050 1,775,923 1,839,096
Pool# CA7369
2.50%, 10/1/2050 1,482,222 1,534,948
Pool# CA7573
2.50%, 11/1/2050 6,638,476 6,930,912
Pool# FM4859
2.50%, 11/1/2050 1,414,984 1,471,645
Pool# FM4808
2.50%, 11/1/2050 1,112,575 1,152,152
Pool# CA8442
2.00%, 1/1/2051 2,546,400 2,576,715
Pool# FM6031
2.00%, 2/1/2051 3,112,442 3,145,710
Pool# CA8823
2.00%, 2/1/2051 1,368,008 1,383,302
Pool# CA8893
2.00%, 2/1/2051 1,320,315 1,335,076
Pool# BQ9747
2.00%, 2/1/2051 984,390 994,594
Pool# FM6135
2.00%, 2/1/2051 738,930 746,597
Pool# CA8954
2.50%, 2/1/2051 1,845,964 1,911,067
Pool# CA8866
2.50%, 2/1/2051 973,862 1,008,208
Pool# FM6554
2.00%, 3/1/2051 2,392,875 2,421,448
Pool# FM6569
2.50%, 3/1/2051 2,908,476 3,012,343
Pool# FM7677
2.50%, 3/1/2051 2,843,000 2,957,066
Pool# FM6834
2.00%, 4/1/2051 2,875,776 2,912,055
Pool# CB0235
2.00%, 4/1/2051 1,541,023 1,558,491
Pool# CB0149
2.00%, 4/1/2051 397,070 401,432

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR7647
2.00%, 4/1/2051 319,421 322,735
Pool# BR7703
2.50%, 4/1/2051 550,843 570,270
Pool# CB0400
2.00%, 5/1/2051 374,305 380,506
Pool# MA4326
2.50%, 5/1/2051 2,187,780 2,264,938
Pool# CB0684
2.00%, 6/1/2051 1,588,000 1,605,213
Pool# CB0819
2.00%, 6/1/2051 1,427,661 1,443,844
Pool# FM7719
2.00%, 6/1/2051 1,024,000 1,036,079
Pool# MA4356
2.50%, 6/1/2051 8,612,823 8,916,578
Pool# MA4378
2.00%, 7/1/2051 2,464,000 2,489,543
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 7/25/2036 11,150,000 11,284,366
2.00%, 7/25/2036 6,053,000 6,243,220
2.50%, 7/25/2036 1,322,000 1,378,547
3.00%, 7/25/2036 602,663 633,157
3.50%, 7/25/2036 1,293,000 1,380,783
4.00%, 7/25/2036 143,000 151,977
4.50%, 7/25/2036 215,000 225,338
5.00%, 7/25/2036 35,000 36,475
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 7/25/2051 13,500,000 13,230,000
2.00%, 7/25/2051 16,918,000 17,081,894
2.50%, 7/25/2051 8,925,000 9,231,100
3.00%, 7/25/2051 725,000 755,713
3.50%, 7/25/2051 1,700,000 1,789,416
4.00%, 7/25/2051 1,825,000 1,943,340
4.50%, 7/25/2051 25,000 26,895
1.50%, 8/25/2051 4,875,000 4,769,120
2.00%, 8/25/2051 7,375,000 7,432,041
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 349 366
Pool# 457801
7.00%, 8/15/2028 1,782 1,935
Pool# 486936
6.50%, 2/15/2029 747 841
Pool# 502969
6.00%, 3/15/2029 2,623 2,947
Pool# 487053
7.00%, 3/15/2029 826 907
Pool# 781014
6.00%, 4/15/2029 1,861 2,093
Pool# 509099
7.00%, 6/15/2029 2,784 2,864
Pool# 470643
7.00%, 7/15/2029 7,309 7,523
Pool# 434505
7.50%, 8/15/2029 48 49
Pool# 416538
7.00%, 10/15/2029 30 30
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781124
7.00%, 12/15/2029 6,080 7,053
Pool# 507396
7.50%, 9/15/2030 35,455 37,041
Pool# 531352
7.50%, 9/15/2030 2,256 2,332
Pool# 536334
7.50%, 10/15/2030 161 166
Pool# 540659
7.00%, 1/15/2031 745 754
Pool# 486019
7.50%, 1/15/2031 825 860
Pool# 535388
7.50%, 1/15/2031 510 519
Pool# 528589
6.50%, 3/15/2031 18,049 20,111
Pool# 508473
7.50%, 4/15/2031 3,460 3,720
Pool# 544470
8.00%, 4/15/2031 1,956 1,964
Pool# 781287
7.00%, 5/15/2031 2,828 3,310
Pool# 781319
7.00%, 7/15/2031 869 1,033
Pool# 485879
7.00%, 8/15/2031 6,652 7,455
Pool# 572554
6.50%, 9/15/2031 39,552 44,119
Pool# 781328
7.00%, 9/15/2031 2,756 3,210
Pool# 550991
6.50%, 10/15/2031 477 532
Pool# 571267
7.00%, 10/15/2031 477 522
Pool# 555171
6.50%, 12/15/2031 1,179 1,313
Pool# 781380
7.50%, 12/15/2031 910 1,083
Pool# 781481
7.50%, 1/15/2032 3,966 4,748
Pool# 580972
6.50%, 2/15/2032 167 188
Pool# 781401
7.50%, 2/15/2032 2,621 3,125
Pool# 781916
6.50%, 3/15/2032 39,226 44,860
Pool# 552474
7.00%, 3/15/2032 4,377 5,027
Pool# 781478
7.50%, 3/15/2032 1,609 1,892
Pool# 781429
8.00%, 3/15/2032 2,812 3,297
Pool# 781431
7.00%, 4/15/2032 10,657 12,675
Pool# 552616
7.00%, 6/15/2032 35,558 40,527
Pool# 570022
7.00%, 7/15/2032 13,399 15,613
Pool# 595077
6.00%, 10/15/2032 5,039 5,954

52 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552903
6.50%, 11/15/2032 80,057 91,982
Pool# 552952
6.00%, 12/15/2032 4,845 5,552
Pool# 602102
6.00%, 2/15/2033 14,069 15,794
Pool# 588192
6.00%, 2/15/2033 3,889 4,387
Pool# 553144
5.50%, 4/15/2033 15,474 17,969
Pool# 604243
6.00%, 4/15/2033 6,687 7,864
Pool# 611526
6.00%, 5/15/2033 7,883 8,841
Pool# 553320
6.00%, 6/15/2033 19,485 23,158
Pool# 573916
6.00%, 11/15/2033 22,508 25,237
Pool# 604788
6.50%, 11/15/2033 51,796 57,892
Pool# 781688
6.00%, 12/15/2033 26,707 31,765
Pool# 604875
6.00%, 12/15/2033 22,852 27,201
Pool# 781690
6.00%, 12/15/2033 10,500 12,494
Pool# 781699
7.00%, 12/15/2033 3,728 4,235
Pool# 621856
6.00%, 1/15/2034 8,754 9,815
Pool# 564799
6.00%, 3/15/2034 15,180 17,031
Pool# 630038
6.50%, 8/15/2034 30,495 33,979
Pool# 781804
6.00%, 9/15/2034 28,235 33,367
Pool# 781847
6.00%, 12/15/2034 19,881 23,494
Pool# 486921
5.50%, 2/15/2035 8,879 10,373
Pool# 781902
6.00%, 2/15/2035 26,328 31,202
Pool# 781933
6.00%, 6/15/2035 2,885 3,430
Pool# 649513
5.50%, 10/15/2035 222,476 254,654
Pool# 649510
5.50%, 10/15/2035 88,205 101,885
Pool# 652207
5.50%, 3/15/2036 41,718 46,632
Pool# 655519
5.00%, 5/15/2036 19,443 21,929
Pool# 652539
5.00%, 5/15/2036 6,774 7,638
Pool# 606308
5.50%, 5/15/2036 9,521 10,802
Pool# 606314
5.50%, 5/15/2036 6,891 7,698
Pool# 657912
6.50%, 8/15/2036 4,383 4,884
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 697957
4.50%, 3/15/2039 699,294 789,283
Pool# 704630
5.50%, 7/15/2039 31,874 36,705
Pool# 710724
4.50%, 8/15/2039 235,211 265,481
Pool# 722292
5.00%, 9/15/2039 444,601 514,818
Pool# 782803
6.00%, 11/15/2039 229,837 267,136
Pool# 736666
4.50%, 4/15/2040 517,398 582,474
Pool# 733312
4.00%, 9/15/2040 59,989 66,578
Pool# 742235
4.00%, 12/15/2040 142,585 158,172
Pool# 759075
4.00%, 1/15/2041 123,725 137,742
Pool# 755958
4.00%, 1/15/2041 118,316 131,313
Pool# 755959
4.00%, 1/15/2041 114,439 127,401
Pool# 742244
4.00%, 1/15/2041 100,963 112,053
Pool# 753826
4.00%, 1/15/2041 61,320 68,096
Pool# 690662
4.00%, 1/15/2041 39,954 44,042
Pool# 719486
4.00%, 1/15/2041 14,250 15,336
Pool# 759207
4.00%, 2/15/2041 216,481 241,006
Pool# 757555
4.00%, 2/15/2041 23,264 25,269
Pool# 757557
4.00%, 2/15/2041 22,250 24,187
Pool# 738107
4.00%, 3/15/2041 279,411 309,952
Pool# 784637
4.00%, 8/15/2041 91,477 102,454
Pool# 778869
4.00%, 2/15/2042 144,202 159,160
Pool# 783745
3.50%, 3/15/2043 930,971 1,024,815
Pool# AD8789
3.50%, 3/15/2043 501,797 539,473
Pool# AD2254
3.50%, 3/15/2043 93,976 100,398
Pool# AA6403
3.00%, 5/15/2043 661,921 702,598
Pool# AD2411
3.50%, 5/15/2043 418,812 447,432
Pool# 783781
3.50%, 6/15/2043 352,530 378,685
Pool# 784015
3.00%, 7/15/2043 119,433 125,630
Pool# 784459
3.00%, 12/15/2046 286,341 299,604
Pool# 784293
3.00%, 12/15/2046 61,039 68,082

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784355
4.00%, 12/15/2046 147,576 162,854
Pool# 784500
3.00%, 2/15/2047 560,651 586,146
Pool# 784713
3.00%, 2/15/2047 132,661 140,180
Pool# 784458
3.50%, 12/15/2047 1,212,009 1,329,896
Pool# 784747
4.00%, 5/15/2048 158,784 170,799
Pool# 784715
4.00%, 5/15/2048 117,165 125,807
Pool# 785073
4.00%, 9/15/2049 145,084 156,552
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 298,380 342,661
Pool# 4245
6.00%, 9/20/2038 117,405 133,874
Pool# 4559
5.00%, 10/20/2039 277,219 315,402
Pool# 4715
5.00%, 6/20/2040 70,698 80,057
Pool# 4747
5.00%, 7/20/2040 806,342 910,125
Pool# 4771
4.50%, 8/20/2040 678,447 750,315
Pool# 4802
5.00%, 9/20/2040 541,330 612,994
Pool# 4834
4.50%, 10/20/2040 178,095 196,960
Pool# 737727
4.00%, 12/20/2040 1,028,872 1,126,926
Pool# 737730
4.00%, 12/20/2040 340,911 373,415
Pool# 4923
4.50%, 1/20/2041 276,733 310,113
Pool# 4978
4.50%, 3/20/2041 39,170 43,319
Pool# 5017
4.50%, 4/20/2041 412,247 455,920
Pool# 5056
5.00%, 5/20/2041 134,675 152,506
Pool# 5082
4.50%, 6/20/2041 158,874 175,706
Pool# 5175
4.50%, 9/20/2041 184,987 204,586
Pool# 675523
3.50%, 3/20/2042 206,517 221,915
Pool# 5332
4.00%, 3/20/2042 181,904 200,574
Pool# MA0392
3.50%, 9/20/2042 1,651,588 1,771,309
Pool# MA0462
3.50%, 10/20/2042 1,306,680 1,401,355
Pool# MA0534
3.50%, 11/20/2042 2,955,959 3,173,359
Pool# MA0625
3.50%, 12/20/2042 622,732 666,631
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0698
3.00%, 1/20/2043 665,891 710,043
Pool# MA0852
3.50%, 3/20/2043 684,130 734,434
Pool# MA0934
3.50%, 4/20/2043 619,768 664,668
Pool# AF1001
3.50%, 6/20/2043 517,907 559,501
Pool# MA1376
4.00%, 10/20/2043 291,242 314,549
Pool# AJ9335
3.50%, 10/20/2044 65,065 69,904
Pool# MA2754
3.50%, 4/20/2045 474,875 506,310
Pool# MA2824
2.50%, 5/20/2045 487,565 509,606
Pool# MA2825
3.00%, 5/20/2045 1,002,344 1,061,295
Pool# AM4381
3.50%, 5/20/2045 590,114 628,123
Pool# MA2891
3.00%, 6/20/2045 1,686,201 1,787,292
Pool# MA2960
3.00%, 7/20/2045 571,450 605,882
Pool# 784156
4.00%, 8/20/2045 252,069 272,375
Pool# AO1103
3.50%, 9/20/2045 906,128 973,519
Pool# AO1099
3.50%, 9/20/2045 474,988 510,311
Pool# MA3106
4.00%, 9/20/2045 139,824 151,232
Pool# MA3172
3.00%, 10/20/2045 274,097 290,145
Pool# MA3173
3.50%, 10/20/2045 196,226 209,080
Pool# MA3174
4.00%, 10/20/2045 17,246 18,640
Pool# MA3243
3.00%, 11/20/2045 514,097 544,353
Pool# MA3244
3.50%, 11/20/2045 509,541 543,990
Pool# 784098
3.00%, 12/20/2045 1,000,995 1,060,860
Pool# MA3309
3.00%, 12/20/2045 876,533 928,597
Pool# MA3310
3.50%, 12/20/2045 381,276 407,868
Pool# 784111
3.00%, 1/20/2046 544,029 577,104
Pool# MA3377
4.00%, 1/20/2046 77,680 84,016
Pool# 784119
3.00%, 2/20/2046 1,013,457 1,074,070
Pool# 784115
3.00%, 2/20/2046 46,342 49,114
Pool# MA3520
3.00%, 3/20/2046 713,694 754,283
Pool# MA3521
3.50%, 3/20/2046 1,374,748 1,464,771

54 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3522
4.00%, 3/20/2046 536,346 581,194
Pool# MA3596
3.00%, 4/20/2046 374,700 394,773
Pool# MA3597
3.50%, 4/20/2046 394,927 419,291
Pool# MA3662
3.00%, 5/20/2046 1,415,115 1,495,972
Pool# MA3735
3.00%, 6/20/2046 867,654 917,692
Pool# MA3736
3.50%, 6/20/2046 2,317,628 2,466,121
Pool# MA3804
4.00%, 7/20/2046 84,663 91,476
Pool# MA3873
3.00%, 8/20/2046 1,863,448 1,965,327
Pool# MA3876
4.50%, 8/20/2046 83,626 92,287
Pool# MA3936
3.00%, 9/20/2046 1,916,100 2,020,968
Pool# MA3939
4.50%, 9/20/2046 13,018 14,395
Pool# MA4006
4.50%, 10/20/2046 260,917 288,490
Pool# MA4068
3.00%, 11/20/2046 282,174 297,951
Pool# MA4069
3.50%, 11/20/2046 30,211 32,107
Pool# MA4070
4.00%, 11/20/2046 52,222 56,424
Pool# MA4071
4.50%, 11/20/2046 18,286 20,181
Pool# MA4125
2.50%, 12/20/2046 154,302 160,898
Pool# MA4126
3.00%, 12/20/2046 2,843,051 2,999,066
Pool# MA4127
3.50%, 12/20/2046 697,038 742,106
Pool# MA4194
2.50%, 1/20/2047 598,829 623,680
Pool# MA4196
3.50%, 1/20/2047 185,625 197,812
Pool# MA4261
3.00%, 2/20/2047 721,468 758,296
Pool# MA4262
3.50%, 2/20/2047 2,814,369 2,991,730
Pool# MA4264
4.50%, 2/20/2047 22,087 24,118
Pool# MA4321
3.50%, 3/20/2047 1,443,446 1,531,151
Pool# AZ1974
3.50%, 4/20/2047 329,669 353,958
Pool# MA4382
3.50%, 4/20/2047 247,582 260,720
Pool# MA4383
4.00%, 4/20/2047 1,242,253 1,328,687
Pool# MA4384
4.50%, 4/20/2047 29,640 32,106
Pool# MA4509
3.00%, 6/20/2047 268,944 285,398
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4511
4.00%, 6/20/2047 574,094 614,976
Pool# MA4512
4.50%, 6/20/2047 67,076 72,521
Pool# MA4585
3.00%, 7/20/2047 50,444 53,495
Pool# MA4587
4.00%, 7/20/2047 1,818,229 1,940,036
Pool# MA4652
3.50%, 8/20/2047 580,524 615,591
Pool# BC1888
3.50%, 8/20/2047 523,721 562,273
Pool# 784471
3.50%, 8/20/2047 514,133 547,670
Pool# MA4653
4.00%, 8/20/2047 90,035 96,341
Pool# 784408
3.50%, 10/20/2047 240,600 256,458
Pool# MA4780
4.50%, 10/20/2047 23,889 25,832
Pool# MA4836
3.00%, 11/20/2047 525,736 552,954
Pool# MA4837
3.50%, 11/20/2047 524,733 556,914
Pool# MA4838
4.00%, 11/20/2047 2,427,698 2,593,042
Pool# MA4899
3.00%, 12/20/2047 414,987 437,866
Pool# MA4900
3.50%, 12/20/2047 380,545 402,456
Pool# 784421
3.50%, 12/20/2047 345,634 380,200
Pool# MA4961
3.00%, 1/20/2048 776,884 816,706
Pool# MA4962
3.50%, 1/20/2048 722,870 765,690
Pool# MA5018
3.00%, 2/20/2048 198,006 207,007
Pool# MA5019
3.50%, 2/20/2048 40,072 42,587
Pool# 784480
3.50%, 4/20/2048 404,238 447,864
Pool# 784479
3.50%, 4/20/2048 277,058 308,160
Pool# 784481
3.50%, 4/20/2048 129,891 139,367
Pool# MA5137
4.00%, 4/20/2048 553,051 588,541
Pool# BD4034
4.00%, 4/20/2048 154,065 165,472
Pool# MA5138
4.50%, 4/20/2048 229,896 246,586
Pool# MA5192
4.00%, 5/20/2048 996,723 1,059,809
Pool# MA5265
4.50%, 6/20/2048 432,818 465,044
Pool# MA5331
4.50%, 7/20/2048 196,067 211,116
Pool# MA5398
4.00%, 8/20/2048 990,075 1,052,916

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5399
4.50%, 8/20/2048 515,550 554,717
Pool# MA5466
4.00%, 9/20/2048 217,588 231,874
Pool# BJ2692
4.00%, 11/20/2048 121,737 129,364
Pool# MA5597
5.00%, 11/20/2048 20,285 21,868
Pool# MA5652
4.50%, 12/20/2048 241,954 258,447
Pool# 784656
4.50%, 12/20/2048 184,138 197,201
Pool# BK2856
4.50%, 12/20/2048 30,214 32,383
Pool# MA5653
5.00%, 12/20/2048 55,801 60,127
Pool# MA5712
5.00%, 1/20/2049 216,482 233,522
Pool# MA5818
4.50%, 3/20/2049 179,747 191,713
Pool# MA5878
5.00%, 4/20/2049 22,416 24,166
Pool# MA5987
4.50%, 6/20/2049 1,155,764 1,235,466
Pool# MA6041
4.50%, 7/20/2049 328,355 349,975
Pool# MA6092
4.50%, 8/20/2049 140,435 149,679
Pool# MA6153
3.00%, 9/20/2049 222,702 233,118
Pool# MA6409
3.00%, 1/20/2050 1,483,186 1,555,622
Pool# MA6474
3.00%, 2/20/2050 1,445,629 1,511,099
Pool# MA6542
3.50%, 3/20/2050 420,779 441,264
Pool# MA6657
3.50%, 5/20/2050 752,482 790,314
Pool# BW4732
2.50%, 8/20/2050 1,562,667 1,618,110
Pool# BW6206
2.50%, 8/20/2050 1,335,488 1,382,906
Pool# MA6820
3.00%, 8/20/2050 1,123,515 1,178,207
Pool# MA6821
3.50%, 8/20/2050 1,188,904 1,248,712
Pool# BW4741
2.50%, 9/20/2050 1,469,930 1,522,005
Pool# BY0805
2.50%, 9/20/2050 945,342 978,911
Pool# BY0776
2.50%, 9/20/2050 938,169 971,451
Pool# MA7053
3.00%, 12/20/2050 1,645,250 1,721,814
Pool# MA7136
2.50%, 1/20/2051 2,832,955 2,939,578
Pool# MA7137
3.00%, 1/20/2051 3,542,035 3,704,800
Pool# MA7193
2.50%, 2/20/2051 758,591 785,417
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7311
2.00%, 4/20/2051 4,072,049 4,150,966
Pool# MA7367
2.50%, 5/20/2051 5,008,464 5,179,895
GNMA TBA
2.00%, 7/15/2051 4,700,000 4,786,656
2.50%, 7/15/2051 14,653,000 15,163,566
3.00%, 7/15/2051 2,247,000 2,344,472
4.00%, 7/15/2051 514,000 549,859
4.50%, 7/15/2051 575,000 637,621
Total Mortgage-Backed Securities
(cost $600,126,988)
614,210,049
Municipal Bonds 0.8%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 162,077
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 63,285
Series F-2, 6.26%,
4/1/2049 250,000 405,591
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 92,158
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 138,873
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 509,334
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 122,024
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 323,906
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 602,884
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 151,080
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 250,978
State of California, GO
7.55%, 4/1/2039 1,410,000 2,404,049
7.63%, 3/1/2040 425,000 715,931
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 225,458

56 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
University of California, RB
(continued)
Series H, 6.55%, 5/15/2048 150,000 234,159
Series F, 6.58%, 5/15/2049 200,000 312,680
Series N, 3.26%, 5/15/2060 230,000 244,335
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 424,713
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 205,945
7,589,460
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 666,163
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 95,913
Series A, 2.15%, 7/1/2030 105,000 107,050
202,963
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 484,000 745,328
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 426,736
State of Illinois, GO
4.95%, 6/1/2023 81,455 87,057
5.10%, 6/1/2033 945,000 1,111,171
1,624,964
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 162,105
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 722,459
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 34,156
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 341,210
1,259,930
New York 0.2%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 747,672
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 442,075
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 661,213
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 327,054
Port Authority of New York
& New Jersey, 3.18%,
7/15/2060 135,000 135,610
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 620,000 814,342
3,127,966
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 124,369
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 201,323
325,692
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 157,695
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 303,645
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 101,132
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 46,012
North Texas Tollway Authority,
RB, 3.01%, 1/1/2043 35,000 35,592
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 432,474
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 185,121
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 364,518
Series C, 4.79%, 8/15/2046 200,000 265,155
1,733,649
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 84,860

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 57
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 275,542
Total Municipal Bonds
(cost $13,542,666)
17,794,212
Supranational 1.2%
African Development Bank
0.75%, 4/3/2023 1,000,000 1,007,934
3.00%, 9/20/2023 500,000 528,947
Asian Development Bank
1.88%, 7/19/2022 500,000 508,882
1.75%, 9/13/2022 1,000,000 1,018,651
2.75%, 3/17/2023 1,000,000 1,042,563
2.63%, 1/30/2024 1,000,000 1,055,890
1.50%, 10/18/2024 500,000 514,696
0.63%, 4/29/2025 1,000,000 994,421
1.88%, 1/24/2030 500,000 518,037
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,028,504
European Investment Bank
2.50%, 3/15/2023 500,000 519,111
1.38%, 5/15/2023(b) 3,000,000 3,061,770
3.25%, 1/29/2024 1,000,000 1,071,560
2.38%, 5/24/2027 2,000,000 2,144,715
Inter-American Development
Bank
2.50%, 1/18/2023(b) 2,000,000 2,069,862
2.63%, 1/16/2024 1,000,000 1,055,000
1.75%, 3/14/2025 500,000 519,081
0.63%, 7/15/2025 1,000,000 995,462
2.00%, 7/23/2026 1,000,000 1,050,300
2.25%, 6/18/2029 250,000 266,419
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 973,000 1,083,616
1.88%, 6/19/2023 1,000,000 1,030,928
3.00%, 9/27/2023 750,000 793,715
0.63%, 4/22/2025 1,000,000 996,411
2.50%, 11/22/2027(b) 1,000,000 1,082,217
0.88%, 5/14/2030 1,000,000 952,367
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 524,965
Total Supranational
(cost $26,866,401)
27,436,024
U.S. Government Agency Securities 1.3%
FFCB, 2.85%, 9/20/2021 945,000 950,727
FHLB
3.00%, 12/9/2022 1,535,000 1,597,106
2.75%, 12/13/2024 1,000,000 1,073,693
5.50%, 7/15/2036 1,500,000 2,206,392
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
0.13%, 7/25/2022 3,325,000 3,325,722
0.25%, 6/26/2023 2,700,000 2,699,955
0.25%, 8/24/2023 3,535,000 3,534,608
0.25%, 12/4/2023 1,030,000 1,028,800
0.38%, 7/21/2025 1,165,000 1,148,597
6.25%, 7/15/2032 1,245,000 1,828,904
FNMA
2.63%, 1/11/2022 1,055,000 1,069,172
2.38%, 1/19/2023 490,000 506,565
0.50%, 6/17/2025 1,000,000 993,738
6.25%, 5/15/2029 2,500,000 3,404,285
7.25%, 5/15/2030 2,000,000 2,964,766
0.88%, 8/5/2030 440,000 416,599
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 725,692
Total U.S. Government Agency Securities
(cost $28,067,659)
29,475,321
U.S. Treasury Obligations 37.1%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,203,906
6.25%, 8/15/2023 4,000,000 4,505,000
6.88%, 8/15/2025 (b) 449,000 561,653
6.00%, 2/15/2026 4,042,000 4,996,922
6.50%, 11/15/2026 (b) 3,000,000 3,875,625
5.50%, 8/15/2028 4,000,000 5,174,219
5.38%, 2/15/2031 (b) 2,000,000 2,719,687
4.75%, 2/15/2037 709,600 1,007,299
5.00%, 5/15/2037 305,000 444,514
4.38%, 2/15/2038 250,000 344,131
4.25%, 5/15/2039 1,500,000 2,052,715
4.50%, 8/15/2039 (b) 1,080,000 1,522,716
4.38%, 11/15/2039 300,000 417,340
3.88%, 8/15/2040 1,000,000 1,314,727
1.38%, 11/15/2040 (b) 1,500,000 1,347,422
4.25%, 11/15/2040 1,400,000 1,931,234
4.75%, 2/15/2041 (b) 2,000,000 2,932,891
3.75%, 8/15/2041 4,900,000 6,365,789
3.13%, 11/15/2041 7,100,000 8,463,422
3.13%, 2/15/2042 (b) 1,000,000 1,192,852
3.00%, 5/15/2042 (b) 1,000,000 1,170,547
2.75%, 8/15/2042 7,200,000 8,113,219
2.75%, 11/15/2042 1,500,000 1,689,082
3.13%, 2/15/2043 4,050,000 4,839,117
2.88%, 5/15/2043 5,350,000 6,152,918
3.63%, 2/15/2044 5,000,000 6,462,695
3.38%, 5/15/2044 4,000,000 4,987,656
3.13%, 8/15/2044 5,700,000 6,840,668
3.00%, 11/15/2044 5,500,000 6,474,961
2.50%, 2/15/2045 12,500,000 13,524,414
3.00%, 5/15/2045 (b) 5,500,000 6,486,133
2.88%, 8/15/2045 3,300,000 3,814,852
2.50%, 2/15/2046 7,000,000 7,582,969
2.50%, 5/15/2046 (b) 3,000,000 3,250,078
2.88%, 11/15/2046 5,000,000 5,803,125
3.00%, 2/15/2047 2,000,000 2,375,937
3.00%, 5/15/2047 2,500,000 2,972,754

58 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.75%, 8/15/2047 2,500,000 2,843,750
2.75%, 11/15/2047 4,200,000 4,781,109
3.00%, 2/15/2048 5,000,000 5,960,156
3.38%, 11/15/2048 5,500,000 7,022,383
2.88%, 5/15/2049 5,000,000 5,854,883
2.25%, 8/15/2049 3,000,000 3,107,812
2.38%, 11/15/2049 800,000 851,875
2.00%, 2/15/2050 500,000 491,211
1.25%, 5/15/2050 (b) 1,700,000 1,388,090
1.38%, 8/15/2050 (b) 5,000,000 4,215,039
1.63%, 11/15/2050 (b) 6,800,000 6,107,250
1.88%, 2/15/2051 (b) 4,400,000 4,199,250
2.38%, 5/15/2051 (b) 6,300,000 6,726,234
U.S. Treasury Notes
1.75%, 5/15/2022 (b) 1,000,000 1,014,531
1.75%, 5/31/2022 (b) 4,000,000 4,060,625
2.13%, 6/30/2022 (b) 3,500,000 3,570,684
1.50%, 8/15/2022 18,000,000 18,279,141
1.75%, 9/30/2022 20,500,000 20,912,402
1.88%, 10/31/2022 6,000,000 6,137,812
2.00%, 10/31/2022 5,000,000 5,123,242
1.63%, 11/15/2022 1,300,000 1,326,203
0.13%, 11/30/2022 15,000,000 14,990,039
2.00%, 11/30/2022 8,500,000 8,719,805
2.13%, 12/31/2022 10,000,000 10,290,625
1.75%, 1/31/2023 7,600,000 7,786,141
2.00%, 2/15/2023 6,000,000 6,175,312
1.50%, 2/28/2023 7,000,000 7,150,664
2.63%, 2/28/2023 5,000,000 5,201,758
0.13%, 3/31/2023 5,000,000 4,992,383
1.50%, 3/31/2023 3,900,000 3,986,988
2.75%, 4/30/2023 5,000,000 5,229,492
0.13%, 5/15/2023 2,000,000 1,996,250
1.75%, 5/15/2023 (b) 1,000,000 1,028,125
1.63%, 5/31/2023 2,000,000 2,052,812
2.75%, 8/31/2023 3,000,000 3,159,727
1.38%, 9/30/2023 3,500,000 3,584,355
2.88%, 10/31/2023 5,000,000 5,296,875
2.75%, 11/15/2023 (b) 1,500,000 1,586,074
2.13%, 11/30/2023 1,500,000 1,564,863
2.25%, 12/31/2023 3,500,000 3,665,020
2.63%, 12/31/2023 8,000,000 8,452,812
2.25%, 1/31/2024 5,500,000 5,766,621
2.50%, 1/31/2024 9,000,000 9,495,352
2.75%, 2/15/2024 2,500,000 2,654,980
2.00%, 4/30/2024 7,000,000 7,310,625
2.50%, 5/15/2024 (b) 7,000,000 7,414,805
2.00%, 5/31/2024 3,800,000 3,971,148
1.75%, 6/30/2024 6,000,000 6,231,094
2.13%, 7/31/2024 6,500,000 6,827,031
2.38%, 8/15/2024 24,353,000 25,782,788
1.50%, 9/30/2024 14,000,000 14,443,516
2.13%, 9/30/2024 9,000,000 9,466,172
1.50%, 10/31/2024 5,000,000 5,159,375
2.25%, 11/15/2024 7,550,000 7,981,176
2.13%, 11/30/2024 3,800,000 4,002,469
2.25%, 12/31/2024 5,000,000 5,291,016
2.00%, 2/15/2025 (b) 18,700,000 19,635,000
2.63%, 3/31/2025 4,300,000 4,618,637
2.13%, 5/15/2025 8,300,000 8,763,957
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.25%, 5/31/2025 7,500,000 7,374,023
0.25%, 7/31/2025 (b) 15,000,000 14,716,406
2.88%, 7/31/2025 6,500,000 7,066,719
2.00%, 8/15/2025 (b) 6,000,000 6,314,063
0.25%, 8/31/2025 4,000,000 3,919,688
2.75%, 8/31/2025 4,000,000 4,332,656
0.25%, 9/30/2025 8,000,000 7,831,562
0.25%, 10/31/2025 (b) 8,000,000 7,821,562
2.25%, 11/15/2025 8,500,000 9,043,203
0.38%, 11/30/2025 15,200,000 14,926,281
0.38%, 12/31/2025 10,000,000 9,810,547
0.38%, 1/31/2026 (b) 8,000,000 7,839,688
1.63%, 2/15/2026 8,500,000 8,810,781
0.50%, 2/28/2026 (b) 2,000,000 1,969,687
0.75%, 3/31/2026 (b) 4,000,000 3,982,031
1.63%, 5/15/2026 2,000,000 2,073,047
0.75%, 5/31/2026 (b) 3,000,000 2,982,891
0.88%, 6/30/2026 6,000,000 5,997,188
1.50%, 8/15/2026 9,700,000 9,987,969
1.38%, 8/31/2026 (b) 4,500,000 4,606,699
1.63%, 9/30/2026 (b) 10,000,000 10,360,547
1.63%, 10/31/2026 8,000,000 8,285,938
2.25%, 2/15/2027 1,200,000 1,282,547
2.38%, 5/15/2027 5,700,000 6,136,184
0.50%, 5/31/2027 1,000,000 968,125
2.25%, 8/15/2027 8,300,000 8,876,461
0.50%, 8/31/2027 (b) 8,000,000 7,714,375
2.25%, 11/15/2027 5,390,000 5,765,616
0.63%, 11/30/2027 8,500,000 8,227,734
0.75%, 1/31/2028 (b) 4,000,000 3,894,219
2.75%, 2/15/2028 (b) 10,000,000 11,018,359
1.13%, 2/29/2028 (b) 3,000,000 2,991,094
1.25%, 3/31/2028 (b) 1,500,000 1,505,918
1.25%, 4/30/2028 5,000,000 5,015,625
2.88%, 5/15/2028 10,000,000 11,108,594
1.25%, 5/31/2028 3,000,000 3,007,500
1.25%, 6/30/2028 4,000,000 4,006,250
2.88%, 8/15/2028 11,500,000 12,789,707
3.13%, 11/15/2028 7,000,000 7,919,023
2.63%, 2/15/2029 8,772,000 9,619,046
2.38%, 5/15/2029 (b) 5,700,000 6,150,879
1.63%, 8/15/2029 (b) 3,000,000 3,068,320
1.75%, 11/15/2029 (b) 4,000,000 4,128,750
0.63%, 5/15/2030 4,800,000 4,486,687
0.63%, 8/15/2030 (b) 7,000,000 6,521,484
0.88%, 11/15/2030 (b) 11,600,000 11,030,875
1.13%, 2/15/2031 (b) 8,500,000 8,251,641
1.63%, 5/15/2031 4,500,000 4,568,906
Total U.S. Treasury Obligations
(cost $806,057,567)
841,721,848

NVIT Bond Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 59
Repurchase Agreements 5.8%
Principal
Amount ($) Value ($)
BofA Securities, Inc.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $15,000,021,
collateralized by U.S.
Government Agency
Securities, 2.89%,
maturing 6/25/2029;
total market value
$15,300,000. (h)(i) 15,000,000 15,000,000
Cantor Fitzgerald & Co.
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $3,764,280,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $3,839,560. (h)(i) 3,764,275 3,764,275
CF Secured, LLC
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $75,000,105,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$76,500,109. (h)(i) 75,000,000 75,000,000
MetLife, Inc.
0.06%, dated 6/30/2021,
due 7/1/2021, repurchase
price $17,000,029,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $17,346,969. (h)(i) 17,000,000 17,000,000
Pershing LLC
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $22,000,049,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $22,440,000. (h)(i) 22,000,000 22,000,000
Total Repurchase Agreements
(cost $132,764,275)
132,764,275
Total Investments Before TBA Sale
Commitments
(cost $2,266,182,822) — 105.0% 2,381,177,910
TBA Sale Commitments 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 7/15/2051 (74,000)
(79,723)
Total Mortgage-Backed Security
(cost $(80,117))
(79,723)
Total Investments
(cost $2,266,102,705) — 105.0%
2,381,098,187
Liabilities in excess of other
assets — (5.0)% (113,758,796)
NET ASSETS — 100.0%
$ 2,267,339,391
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2021.
(b) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $240,547,275, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $132,759,087 and by $112,788,005 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/6/2021 – 2/15/2051, a total value of $245,547,092.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2021.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$10,587,738 which represents 0.47% of net assets.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $132,764,275.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

60 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Bond Index Fund
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 8.0%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 357,981
Banks 1.9%
Australia & New Zealand
Banking Group Ltd. 348,224 7,335,223
Commonwealth Bank of
Australia 217,176 16,241,087
National Australia Bank Ltd. 402,960 7,909,116
Westpac Banking Corp. 447,434 8,622,052
40,107,478
Beverages 0.0%
†
Treasury Wine Estates Ltd. 89,903 787,331
Biotechnology 0.6%
CSL Ltd.(a) 55,430 11,858,010
Capital Markets 0.3%
ASX Ltd. 24,524 1,429,566
Macquarie Group Ltd. 42,311 4,962,590
Magellan Financial Group
Ltd. 15,563 628,822
7,020,978
Chemicals 0.0%
†
Orica Ltd.(a) 50,673 504,904
Commercial Services & Supplies 0.1%
Brambles Ltd. 184,763 1,584,934
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 488,209 1,376,890
Electric Utilities 0.1%
AusNet Services Ltd. 229,923 301,166
Origin Energy Ltd. 223,889 754,043
1,055,209
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 124,103 989,361
Goodman Group 201,975 3,191,214
GPT Group (The) 247,625 906,825
Mirvac Group 499,382 1,088,565
Scentre Group 619,366 1,266,733
Stockland 291,193 1,023,023
Vicinity Centres 451,549 521,049
8,986,770
Food & Staples Retailing 0.4%
Coles Group Ltd. 162,617 2,084,711
Endeavour Group Ltd.* 153,738 725,211
Woolworths Group Ltd. 153,738 4,390,949
7,200,871
Gas Utilities 0.1%
APA Group 149,161 993,809
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,538,773
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,094,349
Sonic Healthcare Ltd. 53,641 1,544,409
2,638,758
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,408 2,339,403
Crown Resorts Ltd.* 43,675 390,670
Domino's Pizza Enterprises
Ltd. 7,387 667,816
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 261,447 1,012,933
4,410,822
Insurance 0.2%
Insurance Australia Group
Ltd. 293,785 1,133,365
Medibank Pvt Ltd. 361,274 855,635
QBE Insurance Group Ltd. 171,878 1,386,058
Suncorp Group Ltd. 160,295 1,331,761
4,706,819
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 762,272
SEEK Ltd. 40,571 1,008,628
1,770,900
IT Services 0.2%
Afterpay Ltd.* 26,057 2,305,943
Computershare Ltd.(a) 62,533 795,333
3,101,276
Metals & Mining 2.4%
BHP Group Ltd. 358,054 12,987,679
BHP Group plc 257,242 7,582,371
BlueScope Steel Ltd. 63,796 1,048,545
Evolution Mining Ltd. 205,834 696,899
Fortescue Metals Group Ltd. 208,264 3,644,930
Glencore plc* 1,209,735 5,180,541
Newcrest Mining Ltd. 97,786 1,859,479
Northern Star Resources Ltd. 135,290 995,469
Rio Tinto Ltd. 44,938 4,268,349
Rio Tinto plc 136,874 11,268,403
South32 Ltd. 605,914 1,331,337
50,864,002
Multiline Retail 0.3%
Wesfarmers Ltd. 138,943 6,155,479
Multi-Utilities 0.0%
†
AGL Energy Ltd. 76,700 470,395
Oil, Gas & Consumable Fuels 0.2%
Ampol Ltd. 30,859 653,052
Oil Search Ltd. 235,941 674,430
Santos Ltd. 225,087 1,200,699
Washington H Soul Pattinson
& Co. Ltd.(a) 15,236 385,540
Woodside Petroleum Ltd. 114,946 1,915,382
4,829,103
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 703,950
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 210,441 587,466
Software 0.0%
†
WiseTech Global Ltd. 15,888 380,248
Trading Companies & Distributors 0.0%
†
Reece Ltd. 35,454 629,665
Transportation Infrastructure 0.2%
Sydney Airport* 168,097 730,126
Transurban Group 329,338 3,522,769
4,252,895
168,875,716

62 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 34,513 1,265,149
Raiffeisen Bank International
AG 16,664 377,052
1,642,201
Electric Utilities 0.0%
†
Verbund AG 8,656 796,799
Metals & Mining 0.0%
†
voestalpine AG 12,978 528,486
Oil, Gas & Consumable Fuels 0.1%
OMV AG(a) 18,678 1,065,550
Paper & Forest Products 0.1%
Mondi plc 57,726 1,520,955
5,553,991
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 30,412 2,316,575
Beverages 0.3%
Anheuser-Busch InBev SA/
NV(a) 92,316 6,648,067
Chemicals 0.2%
Solvay SA 8,685 1,105,753
Umicore SA 23,313 1,425,155
2,530,908
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 9,391 1,050,376
Groupe Bruxelles Lambert
SA 4,876 544,600
Sofina SA 1,846 796,622
2,391,598
Diversified Telecommunication Services 0.0%
†
Proximus SADP(a) 20,547 397,007
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 367,930
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 402,105
Insurance 0.1%
Ageas SA/NV 21,353 1,184,235
Pharmaceuticals 0.1%
UCB SA 16,072 1,680,392
17,918,817
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 20,475 1,078,465
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 49,511 983,511
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 438,500 1,486,331
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 215,200 677,361
Capital Markets 0.1%
Futu Holdings Ltd., ADR* 6,105 1,093,345
Food Products 0.0%
†
Wilmar International Ltd. 221,594 742,674
Internet & Direct Marketing Retail 0.3%
Prosus NV* 59,318 5,804,006
Real Estate Management & Development 0.0%
†
ESR Cayman Ltd. Reg. S*(b) 211,600 714,054
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 244,000 557,508
11,075,279
DENMARK 2.5%
Air Freight & Logistics 0.3%
DSV Panalpina A/S 25,054 5,841,479
Banks 0.1%
Danske Bank A/S 82,276 1,446,414
Beverages 0.1%
Carlsberg A/S, Class B 12,909 2,409,949
Biotechnology 0.2%
Genmab A/S* 8,027 3,274,069
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 494,835
Chemicals 0.1%
Chr Hansen Holding A/S 12,268 1,107,380
Novozymes A/S, Class B 25,796 1,946,760
3,054,140
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 22,940 3,227,271
Electrical Equipment 0.2%
Vestas Wind Systems A/S 123,167 4,826,547
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B 20,226 777,352
Coloplast A/S, Class B 14,412 2,365,991
Demant A/S* 12,491 705,120
GN Store Nord A/S 16,277 1,425,340
5,273,803
Insurance 0.0%
†
Tryg A/S 44,080 1,081,809
Marine 0.2%
AP Moller - Maersk A/S,
Class A 384 1,067,095
AP Moller - Maersk A/S,
Class B 763 2,194,235
3,261,330
Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B 210,055 17,573,627

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
DENMARK
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 11,945 1,609,560
53,374,833
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 389,912 4,338,535
Communications Equipment 0.2%
Nokia OYJ* 657,588 3,521,456
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 18,081 1,078,848
Electric Utilities 0.1%
Fortum OYJ 55,447 1,529,234
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 34,359 1,269,211
Insurance 0.1%
Sampo OYJ, Class A 60,828 2,797,304
Machinery 0.2%
Kone OYJ, Class B 40,983 3,343,704
Wartsila OYJ Abp 56,217 835,110
4,178,814
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 50,919 3,119,777
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 68,693 1,253,900
UPM-Kymmene OYJ 65,213 2,467,062
3,720,962
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 12,329 529,995
26,084,136
FRANCE 10.5%
Aerospace & Defense 0.8%
Airbus SE* 71,735 9,238,068
Dassault Aviation SA 278 327,274
Safran SA 41,686 5,783,698
Thales SA 12,493 1,275,345
16,624,385
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,818 3,322,605
Faurecia SE 12,884 632,377
Valeo SA 27,298 822,165
4,777,147
Automobiles 0.1%
Renault SA* 24,047 972,200
Banks 0.6%
BNP Paribas SA 137,214 8,592,901
Credit Agricole SA 144,859 2,027,357
Societe Generale SA 98,326 2,895,380
13,515,638
Beverages 0.3%
Pernod Ricard SA 25,479 5,655,279
Remy Cointreau SA(a) 2,674 552,302
6,207,581
Common Stocks
Shares Value ($)
FRANCE
Building Products 0.2%
Cie de Saint-Gobain 61,854 4,078,217
Capital Markets 0.1%
Amundi SA Reg. S(b) 7,471 658,206
Natixis SA 102,339 485,260
1,143,466
Chemicals 0.5%
Air Liquide SA 57,743 10,117,963
Arkema SA 7,487 940,006
11,057,969
Construction & Engineering 0.4%
Bouygues SA 28,788 1,065,673
Eiffage SA 9,902 1,007,925
Vinci SA 64,929 6,933,113
9,006,711
Diversified Financial Services 0.0%
†
Eurazeo SE 4,217 367,279
Wendel SE 2,947 395,980
763,259
Diversified Telecommunication Services 0.1%
Iliad SA 2,027 297,110
Orange SA 237,714 2,710,814
3,007,924
Electric Utilities 0.0%
†
Electricite de France SA(a) 56,712 774,327
Electrical Equipment 0.2%
Legrand SA 32,826 3,476,400
Entertainment 0.2%
Bollore SA 115,816 621,063
Ubisoft Entertainment SA* 11,503 805,398
Vivendi SE(a) 86,789 2,915,952
4,342,413
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 556,941
Gecina SA 5,521 846,130
Klepierre SA 26,694 688,148
Unibail-Rodamco-Westfield* 15,200 1,316,536
3,407,755
Food & Staples Retailing 0.1%
Carrefour SA(a) 76,966 1,513,951
Food Products 0.3%
Danone SA 79,556 5,602,962
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 578,698
Health Care Providers & Services 0.0%
†
Orpea SA 6,511 828,310
Hotels, Restaurants & Leisure 0.1%
Accor SA* 21,011 785,097
La Francaise des Jeux
SAEM Reg. S(a)(b) 11,647 684,921
Sodexo SA* 11,247 1,050,208
2,520,226
Household Durables 0.0%
†
SEB SA 3,494 631,642
Insurance 0.3%
AXA SA 236,572 5,993,300
CNP Assurances 18,297 311,024

64 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE*(a) 17,616 560,365
6,864,689
Interactive Media & Services 0.0%
†
Adevinta ASA* 36,198 693,912
IT Services 0.4%
Atos SE 12,427 756,268
Capgemini SE(a) 19,824 3,811,975
Edenred 29,234 1,666,232
Worldline SA Reg. S*(b) 28,437 2,664,341
8,898,816
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,306 1,563,954
Machinery 0.1%
Alstom SA 34,166 1,726,424
Media 0.1%
Publicis Groupe SA(a) 27,195 1,740,288
Multi-Utilities 0.3%
Engie SA 219,551 3,009,874
Suez SA(a) 41,504 986,783
Veolia Environnement SA 64,904 1,960,985
5,957,642
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 306,791 13,918,292
Personal Products 0.7%
L'Oreal SA 30,701 13,689,927
Pharmaceuticals 0.7%
Ipsen SA 5,106 531,210
Sanofi 138,217 14,483,158
15,014,368
Professional Services 0.2%
Bureau Veritas SA* 37,343 1,181,903
Teleperformance 7,182 2,915,384
4,097,287
Software 0.2%
Dassault Systemes SE 16,232 3,937,881
Textiles, Apparel & Luxury Goods 2.2%
EssilorLuxottica SA 34,889 6,446,267
Hermes International 3,845 5,606,191
Kering SA 9,222 8,069,900
LVMH Moet Hennessy Louis
Vuitton SE 33,859 26,584,964
46,707,322
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,812 496,931
Getlink SE 55,934 872,613
1,369,544
221,011,527
GERMANY 9.2%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,340 1,570,862
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 121,586 8,272,826
Common Stocks
Shares Value ($)
GERMANY
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 33,579 377,922
Auto Components 0.1%
Continental AG 13,202 1,941,395
Automobiles 1.1%
Bayerische Motoren Werke
AG 41,012 4,344,629
Bayerische Motoren Werke
AG (Preference) 6,641 596,895
Daimler AG (Registered)(a) 104,405 9,326,528
Porsche Automobil Holding
SE (Preference) 17,919 1,920,100
Volkswagen AG 4,089 1,342,258
Volkswagen AG (Preference) 22,525 5,648,718
23,179,128
Banks 0.0%
†
Commerzbank AG* 125,621 891,286
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 252,070 3,283,569
Deutsche Boerse AG 23,049 4,023,233
7,306,802
Chemicals 0.7%
BASF SE 111,675 8,800,208
Covestro AG Reg. S(b) 23,563 1,522,035
Evonik Industries AG 26,658 893,940
Fuchs Petrolub SE
(Preference) 7,629 371,578
LANXESS AG 10,547 723,252
Symrise AG 15,605 2,175,435
14,486,448
Construction Materials 0.1%
HeidelbergCement AG 18,772 1,610,587
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 408,220 8,630,145
Telefonica Deutschland
Holding AG 145,367 383,600
United Internet AG
(Registered) 12,388 506,610
9,520,355
Electrical Equipment 0.1%
Siemens Energy AG*(a) 48,305 1,456,409
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 952,085
Sartorius AG (Preference) 3,196 1,663,648
Siemens Healthineers AG
Reg. S(b) 32,307 1,981,126
4,596,859
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 25,911 2,152,393
Fresenius SE & Co. KGaA 51,043 2,663,448
4,815,841
Household Products 0.2%
Henkel AG & Co. KGaA 12,152 1,118,865

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 21,775 2,298,991
3,417,856
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 11,158 411,374
Industrial Conglomerates 0.7%
Siemens AG (Registered) 93,320 14,786,544
Insurance 0.9%
Allianz SE (Registered) 50,112 12,494,728
Hannover Rueck SE 7,665 1,282,428
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 17,071 4,676,540
18,453,696
Interactive Media & Services 0.0%
†
Scout24 AG Reg. S(b) 10,890 919,216
Internet & Direct Marketing Retail 0.3%
HelloFresh SE* 20,145 1,958,596
Just Eat Takeaway.com NV
Reg. S*(a)(b) 21,868 2,019,761
Zalando SE Reg. S*(a)(b) 20,236 2,446,261
Zalando SE Reg. S*∞(a)(b) 5,968 721,455
7,146,073
IT Services 0.0%
†
Bechtle AG 3,434 638,661
Machinery 0.2%
GEA Group AG 17,480 708,020
KION Group AG 8,886 947,076
Knorr-Bremse AG 9,192 1,057,849
Rational AG 644 584,562
3,297,507
Multi-Utilities 0.3%
E.ON SE 276,733 3,200,349
RWE AG 79,390 2,877,027
6,077,376
Personal Products 0.1%
Beiersdorf AG 11,969 1,444,557
Pharmaceuticals 0.5%
Bayer AG (Registered) 120,308 7,307,711
Merck KGaA 15,857 3,044,067
10,351,778
Real Estate Management & Development 0.4%
Aroundtown SA 118,978 926,967
Deutsche Wohnen SE(a) 41,594 2,546,265
LEG Immobilien SE 8,773 1,263,985
Vonovia SE 65,880 4,263,154
9,000,371
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 159,245 6,385,862
Software 0.9%
Nemetschek SE 6,877 526,802
SAP SE 127,383 17,973,415
Common Stocks
Shares Value ($)
GERMANY
Software
TeamViewer AG Reg. S*(a)
(b) 18,970 714,616
19,214,833
Textiles, Apparel & Luxury Goods 0.5%
adidas AG 23,071 8,590,921
Puma SE 12,355 1,473,099
10,064,020
Trading Companies & Distributors 0.1%
Brenntag SE 18,411 1,712,221
193,348,665
HONG KONG 2.7%
Banks 0.1%
Bank of East Asia Ltd. (The) 155,740 288,713
Hang Seng Bank Ltd. 91,700 1,830,712
2,119,425
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 228,000 929,408
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 146,800 8,750,182
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 469,220 639,381
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd.(a) 89,500 533,714
CLP Holdings Ltd. 198,000 1,957,047
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 318,275
Power Assets Holdings Ltd. 172,000 1,055,586
3,864,622
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 251,500 2,433,313
Food Products 0.1%
WH Group Ltd. Reg. S(b) 1,217,000 1,094,092
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd.(a) 1,358,266 2,109,744
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 24,061 398,691
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 26,400 1,692,504
Jardine Matheson Holdings
Ltd. 600 38,382
Insurance 0.9%
AIA Group Ltd. 1,475,000 18,332,303
Machinery 0.1%
Techtronic Industries Co. Ltd. 167,500 2,931,452
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 244,516 1,687,990
Hang Lung Properties Ltd. 244,000 592,537

66 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Henderson Land
Development Co. Ltd. 182,775 866,288
Hongkong Land Holdings
Ltd. 133,400 622,978
Hongkong Land Holdings
Ltd. 8,100 38,586
New World Development Co.
Ltd. 195,231 1,014,608
Sino Land Co. Ltd. 359,000 565,952
Sun Hung Kai Properties Ltd. 158,500 2,361,893
Swire Pacific Ltd., Class A 56,500 383,137
Swire Properties Ltd. 138,400 412,653
Wharf Real Estate
Investment Co. Ltd. 210,500 1,224,104
9,770,726
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 1,066,725
56,170,950
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 19,420 1,834,400
Construction Materials 0.2%
CRH plc 95,162 4,828,293
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,730 1,558,679
Food Products 0.1%
Kerry Group plc, Class A(a) 19,524 2,727,024
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 20,299 3,679,443
14,627,839
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 422,885
Banks 0.2%
Bank Hapoalim BM* 143,449 1,151,392
Bank Leumi Le-Israel BM* 181,689 1,380,209
Israel Discount Bank Ltd.,
Class A* 137,812 656,254
Mizrahi Tefahot Bank Ltd.*(a) 15,695 483,268
3,671,123
Chemicals 0.0%
†
ICL Group Ltd. 80,791 548,086
IT Services 0.1%
Wix.com Ltd.*(a) 6,636 1,926,298
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 131,179 1,298,672
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 383,396
Software 0.2%
Check Point Software
Technologies Ltd.* 14,061 1,632,904
Common Stocks
Shares Value ($)
ISRAEL
Software
Nice Ltd.* 7,488 1,845,933
3,478,837
11,729,297
ITALY 2.0%
Automobiles 0.1%
Ferrari NV 15,578 3,215,690
Banks 0.5%
FinecoBank Banca Fineco
SpA* 71,528 1,249,915
Intesa Sanpaolo SpA 2,016,358 5,565,260
Mediobanca Banca di
Credito Finanziario SpA* 72,156 842,113
UniCredit SpA 260,610 3,071,245
10,728,533
Beverages 0.0%
†
Davide Campari-Milano NV 63,753 855,138
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 477,984
Telecom Italia SpA 1,928,237 980,370
1,458,354
Electric Utilities 0.5%
Enel SpA 992,166 9,218,501
Terna SpA 165,409 1,232,430
10,450,931
Electrical Equipment 0.0%
†
Prysmian SpA 31,069 1,114,353
Gas Utilities 0.1%
Snam SpA 241,540 1,397,845
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 575,845
Health Care Providers & Services 0.0%
†
Amplifon SpA 15,663 775,280
Insurance 0.2%
Assicurazioni Generali SpA 133,977 2,683,722
Poste Italiane SpA Reg. S(b) 66,235 875,979
3,559,701
IT Services 0.1%
Nexi SpA Reg. S*(b) 55,382 1,216,342
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 305,092 3,722,185
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 746,850
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 23,300 1,577,255
Transportation Infrastructure 0.1%
Atlantia SpA* 62,985 1,141,422
42,535,724
JAPAN 22.7%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 41,200 1,080,037
Yamato Holdings Co. Ltd. 34,000 966,829
2,046,866

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
JAPAN
Airlines 0.0%
†
ANA Holdings, Inc.* 20,900 491,190
Japan Airlines Co. Ltd.* 15,686 339,373
830,563
Auto Components 0.6%
Aisin Corp. 20,200 863,424
Bridgestone Corp.(a) 69,600 3,165,606
Denso Corp. 53,100 3,620,791
Koito Manufacturing Co. Ltd. 13,300 826,815
Stanley Electric Co. Ltd. 17,200 497,494
Sumitomo Electric Industries
Ltd. 95,900 1,414,177
Toyota Industries Corp. 17,500 1,513,213
11,901,520
Automobiles 1.7%
Honda Motor Co. Ltd. 199,900 6,408,696
Isuzu Motors Ltd. 68,100 903,256
Mazda Motor Corp.* 65,680 616,915
Nissan Motor Co. Ltd.* 277,400 1,376,001
Subaru Corp. 73,000 1,439,526
Suzuki Motor Corp. 45,000 1,903,353
Toyota Motor Corp. 258,694 22,583,369
Yamaha Motor Co. Ltd.(a) 36,300 986,290
36,217,406
Banks 1.0%
Chiba Bank Ltd. (The) 61,400 369,614
Concordia Financial Group
Ltd. 122,400 446,672
Japan Post Bank Co. Ltd. 46,500 389,487
Mitsubishi UFJ Financial
Group, Inc. 1,490,467 8,046,071
Mizuho Financial Group, Inc. 292,851 4,126,452
Resona Holdings, Inc. 265,900 1,019,342
Shizuoka Bank Ltd. (The) 52,900 407,469
Sumitomo Mitsui Financial
Group, Inc. 159,653 5,494,416
Sumitomo Mitsui Trust
Holdings, Inc. 42,840 1,355,943
21,655,466
Beverages 0.3%
Asahi Group Holdings Ltd.(a) 55,000 2,568,913
Ito En Ltd. 6,100 361,772
Kirin Holdings Co. Ltd.(a) 100,200 1,953,162
Suntory Beverage & Food
Ltd.(a) 17,100 641,786
5,525,633
Biotechnology 0.0%
†
PeptiDream, Inc.* 11,200 549,246
Building Products 0.4%
AGC, Inc.(a) 23,800 999,031
Daikin Industries Ltd. 30,200 5,621,759
Lixil Corp. 32,000 827,222
TOTO Ltd. 16,900 874,292
8,322,304
Capital Markets 0.2%
Daiwa Securities Group, Inc. 178,300 975,795
Japan Exchange Group, Inc. 60,900 1,353,637
Nomura Holdings, Inc. 381,900 1,939,935
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 29,190 690,200
4,959,567
Chemicals 0.9%
Asahi Kasei Corp. 149,500 1,637,139
JSR Corp. 23,400 707,444
Kansai Paint Co. Ltd. 22,200 565,516
Mitsubishi Chemical Holdings
Corp. 162,800 1,364,597
Mitsubishi Gas Chemical
Co., Inc. 18,400 389,989
Mitsui Chemicals, Inc. 22,000 757,430
Nippon Paint Holdings Co.
Ltd.(a) 89,000 1,207,340
Nippon Sanso Holdings
Corp. 20,000 409,736
Nissan Chemical Corp. 14,900 729,246
Nitto Denko Corp. 19,100 1,424,518
Shin-Etsu Chemical Co. Ltd. 43,100 7,203,924
Sumitomo Chemical Co. Ltd. 183,700 971,330
Toray Industries, Inc. 176,300 1,168,973
Tosoh Corp. 31,700 546,445
19,083,627
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 32,400 684,737
Secom Co. Ltd. 25,700 1,952,851
Sohgo Security Services Co.
Ltd. 8,300 377,920
Toppan, Inc. 29,000 465,826
3,481,334
Construction & Engineering 0.1%
Kajima Corp. 54,800 693,812
Obayashi Corp. 82,500 655,084
Shimizu Corp. 70,400 539,082
Taisei Corp. 24,300 795,335
2,683,313
Consumer Finance 0.0%
†
Acom Co. Ltd.(a) 59,900 260,891
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 428,062
ORIX Corp. 149,000 2,507,153
Tokyo Century Corp. 4,800 257,827
3,193,042
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 155,956 4,062,423
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 81,900 998,134
Kansai Electric Power Co.,
Inc. (The)(a) 89,500 850,687
Tohoku Electric Power Co.,
Inc. 50,100 392,286
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 515,527
2,756,634
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 15,000 700,412
Mitsubishi Electric Corp. 225,500 3,267,132

68 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment
Nidec Corp. 54,400 6,300,624
10,268,168
Electronic Equipment, Instruments & Components 1.3%
Azbil Corp.(a) 15,500 642,228
Hamamatsu Photonics KK 16,900 1,018,865
Hirose Electric Co. Ltd. 3,694 540,122
Ibiden Co. Ltd. 13,300 716,197
Keyence Corp. 23,744 11,977,513
Kyocera Corp. 39,100 2,416,206
Murata Manufacturing Co.
Ltd. 69,400 5,295,918
Omron Corp. 22,500 1,783,342
Shimadzu Corp. 28,200 1,089,757
TDK Corp. 15,800 1,919,653
Yokogawa Electric Corp. 28,800 426,788
27,826,589
Entertainment 0.6%
Capcom Co. Ltd. 22,200 649,643
Koei Tecmo Holdings Co.
Ltd. 7,410 361,676
Konami Holdings Corp. 10,700 642,068
Nexon Co. Ltd.(a) 58,600 1,306,413
Nintendo Co. Ltd. 13,600 7,913,024
Square Enix Holdings Co.
Ltd. 11,500 570,555
Toho Co. Ltd. 13,000 535,799
11,979,178
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 251 740,038
GLP J-REIT 516 890,219
Japan Metropolitan Fund
Invest 852 923,164
Japan Real Estate
Investment Corp. 167 1,026,533
Nippon Building Fund, Inc. 186 1,160,085
Nippon Prologis REIT, Inc. 262 833,749
Nomura Real Estate Master
Fund, Inc. 528 846,338
Orix JREIT, Inc. 304 584,919
United Urban Investment
Corp. 320 462,797
7,467,842
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 79,900 2,146,022
Cosmos Pharmaceutical
Corp. 2,300 337,510
Kobe Bussan Co. Ltd. 14,400 453,534
Lawson, Inc. 6,200 286,792
Seven & i Holdings Co. Ltd. 92,800 4,423,683
Tsuruha Holdings, Inc. 4,700 544,040
Welcia Holdings Co. Ltd. 12,400 405,083
8,596,664
Food Products 0.3%
Ajinomoto Co., Inc. 57,700 1,497,595
Kikkoman Corp. 16,900 1,114,529
MEIJI Holdings Co. Ltd. 14,280 854,660
NH Foods Ltd. 10,300 400,404
Nisshin Seifun Group, Inc. 20,923 305,976
Common Stocks
Shares Value ($)
JAPAN
Food Products
Nissin Foods Holdings Co.
Ltd. 8,000 576,040
Toyo Suisan Kaisha Ltd. 11,200 430,945
Yakult Honsha Co. Ltd. 15,200 860,400
6,040,549
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 883,810
Toho Gas Co. Ltd. 8,700 425,930
Tokyo Gas Co. Ltd. 47,800 898,400
2,208,140
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 27,200 650,052
Hoya Corp. 45,400 6,017,264
Olympus Corp. 143,700 2,854,958
Sysmex Corp. 20,400 2,409,476
Terumo Corp. 80,000 3,240,597
15,172,347
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 20,500 391,464
Health Care Technology 0.2%
M3, Inc. 53,700 3,924,115
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 9,826 433,437
Oriental Land Co. Ltd.(a) 24,200 3,447,243
3,880,680
Household Durables 1.0%
Casio Computer Co. Ltd. 23,500 392,692
Iida Group Holdings Co. Ltd. 17,300 445,172
Panasonic Corp. 271,800 3,143,625
Rinnai Corp. 4,700 447,041
Sekisui Chemical Co. Ltd. 45,300 774,004
Sekisui House Ltd. 74,000 1,517,176
Sharp Corp. 22,900 377,649
Sony Group Corp. 153,800 14,926,763
22,024,122
Household Products 0.1%
Lion Corp.(a) 27,600 467,609
Pigeon Corp.(a) 14,300 401,450
Unicharm Corp. 49,300 1,983,121
2,852,180
Industrial Conglomerates 0.4%
Hitachi Ltd. 117,900 6,747,517
Toshiba Corp.(a) 50,000 2,163,442
8,910,959
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 124,300 2,274,910
Japan Post Holdings Co.
Ltd.* 188,400 1,549,791
Japan Post Insurance Co.
Ltd. 25,500 469,670
MS&AD Insurance Group
Holdings, Inc. 53,241 1,536,945
Sompo Holdings, Inc. 39,750 1,464,499
T&D Holdings, Inc. 63,700 827,678
Tokio Marine Holdings, Inc. 77,300 3,542,380
11,665,873

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 477,354
Z Holdings Corp. 322,500 1,617,087
2,094,441
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*(a) 12,900 685,524
Rakuten Group, Inc. 109,400 1,234,256
ZOZO, Inc. 15,200 516,716
2,436,496
IT Services 0.6%
Fujitsu Ltd. 23,600 4,420,377
GMO Payment Gateway, Inc. 4,900 636,991
Itochu Techno-Solutions
Corp. 11,300 350,033
NEC Corp. 31,500 1,621,086
Nomura Research Institute
Ltd. 40,715 1,347,371
NTT Data Corp. 80,200 1,250,627
Obic Co. Ltd. 8,300 1,545,793
Otsuka Corp. 14,000 734,379
SCSK Corp. 5,700 339,551
TIS, Inc. 26,900 687,135
12,933,343
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 24,200 1,679,645
Shimano, Inc. 8,900 2,110,399
Yamaha Corp. 16,800 911,464
4,701,508
Machinery 1.3%
Daifuku Co. Ltd. 12,500 1,134,737
FANUC Corp. 23,200 5,592,367
Harmonic Drive Systems,
Inc.(a) 4,800 264,515
Hino Motors Ltd. 40,100 352,936
Hitachi Construction
Machinery Co. Ltd. 13,400 409,294
Hoshizaki Corp. 7,200 611,620
Komatsu Ltd. 107,400 2,668,441
Kubota Corp.(a) 127,100 2,569,683
Kurita Water Industries Ltd. 11,200 537,194
Makita Corp. 28,000 1,317,754
MINEBEA MITSUMI, Inc. 46,100 1,218,852
MISUMI Group, Inc. 36,100 1,221,210
Mitsubishi Heavy Industries
Ltd. 38,000 1,117,497
Miura Co. Ltd. 10,000 433,241
Nabtesco Corp.(a) 13,000 491,550
NGK Insulators Ltd. 33,600 563,499
NSK Ltd. 42,600 359,875
SMC Corp. 6,900 4,075,556
THK Co. Ltd. 13,800 411,482
Yaskawa Electric Corp. 28,600 1,396,997
26,748,300
Marine 0.0%
†
Nippon Yusen KK 20,300 1,028,085
Media 0.1%
CyberAgent, Inc. 47,600 1,022,553
Dentsu Group, Inc.(a) 26,901 962,033
Common Stocks
Shares Value ($)
JAPAN
Media
Hakuhodo DY Holdings, Inc.
(a) 31,200 483,933
2,468,519
Metals & Mining 0.2%
Hitachi Metals Ltd. 23,900 457,015
JFE Holdings, Inc. 57,200 670,023
Nippon Steel Corp. 104,344 1,757,447
Sumitomo Metal Mining Co.
Ltd. 30,100 1,171,679
4,056,164
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 52,400 1,087,928
Ryohin Keikaku Co. Ltd. 27,300 570,122
1,658,050
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 366,739 1,535,208
Idemitsu Kosan Co. Ltd. 27,456 662,695
Inpex Corp.(a) 129,700 972,045
3,169,948
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 101,000 579,043
Personal Products 0.4%
Kao Corp.(a) 58,700 3,610,844
Kobayashi Pharmaceutical
Co. Ltd.(a) 6,100 520,983
Kose Corp.(a) 4,200 661,052
Pola Orbis Holdings, Inc.(a) 13,200 348,736
Shiseido Co. Ltd.(a) 48,100 3,536,875
8,678,490
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 224,000 3,899,304
Chugai Pharmaceutical Co.
Ltd. 81,400 3,206,082
Daiichi Sankyo Co. Ltd. 207,400 4,468,371
Eisai Co. Ltd. 28,900 2,824,231
Hisamitsu Pharmaceutical
Co., Inc. 5,600 275,630
Kyowa Kirin Co. Ltd. 31,600 1,115,668
Nippon Shinyaku Co. Ltd. 6,800 539,132
Ono Pharmaceutical Co. Ltd. 43,600 967,770
Otsuka Holdings Co. Ltd.(a) 47,200 1,956,754
Santen Pharmaceutical Co.
Ltd. 42,900 590,696
Shionogi & Co. Ltd. 32,500 1,693,744
Sumitomo Dainippon Pharma
Co. Ltd. 24,600 513,163
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 181,131
Takeda Pharmaceutical Co.
Ltd. 192,349 6,460,051
28,691,727
Professional Services 0.4%
Nihon M&A Center, Inc. 38,000 986,076
Persol Holdings Co. Ltd. 19,600 387,035
Recruit Holdings Co. Ltd. 164,500 8,094,374
9,467,485

70 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 7,900 863,674
Daiwa House Industry Co.
Ltd. 68,600 2,058,601
Hulic Co. Ltd.(a) 33,300 374,534
Mitsubishi Estate Co. Ltd. 144,800 2,340,810
Mitsui Fudosan Co. Ltd. 113,800 2,634,642
Nomura Real Estate
Holdings, Inc. 13,200 334,754
Sumitomo Realty &
Development Co. Ltd.(a) 39,300 1,403,908
10,010,923
Road & Rail 0.6%
Central Japan Railway Co. 17,600 2,668,527
East Japan Railway Co. 37,076 2,657,166
Hankyu Hanshin Holdings,
Inc. 29,100 896,020
Keio Corp. 13,099 769,693
Keisei Electric Railway Co.
Ltd. 14,400 459,333
Kintetsu Group Holdings Co.
Ltd.* 20,200 708,911
Nippon Express Co. Ltd. 8,700 662,303
Odakyu Electric Railway Co.
Ltd.(a) 34,200 861,937
Tobu Railway Co. Ltd. 23,800 615,075
Tokyu Corp. 63,200 859,236
West Japan Railway Co. 19,000 1,082,874
12,241,075
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 24,000 2,151,888
Disco Corp. 3,500 1,070,271
Lasertec Corp.(a) 9,400 1,822,882
Renesas Electronics Corp.* 152,800 1,653,130
Rohm Co. Ltd. 10,600 980,607
SUMCO Corp.(a) 35,400 864,521
Tokyo Electron Ltd. 18,300 7,878,915
16,422,214
Software 0.1%
Oracle Corp. Japan 4,300 329,103
Trend Micro, Inc. 16,600 869,788
1,198,891
Specialty Retail 0.4%
ABC-Mart, Inc. 3,300 188,562
Fast Retailing Co. Ltd. 7,200 5,417,251
Hikari Tsushin, Inc. 2,400 421,366
Nitori Holdings Co. Ltd. 9,700 1,717,099
USS Co. Ltd. 29,200 509,163
Yamada Holdings Co. Ltd. 94,500 436,276
8,689,717
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 27,200 542,576
Canon, Inc.(a) 121,700 2,752,010
FUJIFILM Holdings Corp. 44,000 3,261,737
Ricoh Co. Ltd.(a) 82,400 928,496
Seiko Epson Corp. 32,700 574,883
8,059,702
Common Stocks
Shares Value ($)
JAPAN
Tobacco 0.1%
Japan Tobacco, Inc.(a) 147,800 2,791,402
Trading Companies & Distributors 0.9%
ITOCHU Corp.(a) 145,000 4,167,985
Marubeni Corp. 190,800 1,658,410
Mitsubishi Corp. 154,000 4,194,869
Mitsui & Co. Ltd. 188,500 4,241,284
MonotaRO Co. Ltd. 31,600 748,532
Sumitomo Corp. 143,800 1,923,851
Toyota Tsusho Corp. 26,800 1,264,191
18,199,122
Wireless Telecommunication Services 1.0%
KDDI Corp. 194,900 6,076,832
SoftBank Corp. 347,600 4,546,907
SoftBank Group Corp. 152,900 10,707,631
21,331,370
478,394,720
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 687,328
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE*(a) 15,743 1,800,274
Metals & Mining 0.1%
ArcelorMittal SA(a) 87,271 2,679,049
4,479,323
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd.* 264,000 2,113,299
Sands China Ltd.* 308,300 1,298,480
SJM Holdings Ltd.* 229,000 249,833
Wynn Macau Ltd.* 181,200 285,162
3,946,774
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 4.8%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,658 611,511
ING Groep NV 475,145 6,286,008
6,897,519
Beverages 0.2%
Heineken Holding NV 13,555 1,365,597
Heineken NV 32,060 3,886,601
5,252,198
Biotechnology 0.1%
Argenx SE* 5,715 1,721,694
Chemicals 0.3%
Akzo Nobel NV 23,570 2,912,678
Koninklijke DSM NV 21,336 3,983,223
6,895,901
Diversified Financial Services 0.0%
†
EXOR NV 12,587 1,007,442

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 410,074 1,281,107
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 127,536 3,791,914
Food Products 0.0%
†
JDE Peet's NV* 9,429 342,148
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 110,940 5,499,772
Insurance 0.1%
Aegon NV 220,482 913,807
NN Group NV 34,887 1,644,319
2,558,126
IT Services 0.3%
Adyen NV Reg. S*(b) 2,406 5,880,076
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 8,867 402,969
Royal Dutch Shell plc, Class
A 499,546 10,038,617
Royal Dutch Shell plc, Class
B 450,541 8,754,208
19,195,794
Professional Services 0.2%
Randstad NV 13,972 1,069,347
Wolters Kluwer NV 32,381 3,254,536
4,323,883
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 5,750 1,890,611
ASML Holding NV 51,163 35,225,794
37,116,405
101,763,979
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 747,172
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 384,977
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 91,571 412,147
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 73,038 1,588,682
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 44,774 410,795
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd.(a) 151,540 563,799
Software 0.1%
Xero Ltd.* 16,105 1,654,217
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.*(a) 148,060 752,345
6,514,134
Common Stocks
Shares Value ($)
NORWAY 0.5%
Banks 0.1%
DNB ASA 115,364 2,512,716
Diversified Telecommunication Services 0.1%
Telenor ASA 86,178 1,454,138
Food Products 0.1%
Mowi ASA 51,434 1,308,395
Orkla ASA 92,531 942,590
2,250,985
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 537,220
Media 0.0%
†
Schibsted ASA, Class A 9,510 459,178
Schibsted ASA, Class B 12,017 500,662
959,840
Metals & Mining 0.1%
Norsk Hydro ASA 161,292 1,030,332
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 115,936 2,453,909
11,199,140
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 24,393 490,073
PORTUGAL 0.1%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 337,597 1,790,762
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 32,215 587,614
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 62,894 684,331
3,062,707
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG 25,379 917,845
Metals & Mining 0.0%
†
Evraz plc 64,919 532,740
1,450,585
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 19,153 2,530,581
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 534,185
Airlines 0.0%
†
Singapore Airlines Ltd.* 160,114 578,465
Banks 0.6%
DBS Group Holdings Ltd. 222,800 4,944,148
Oversea-Chinese Banking
Corp. Ltd. 406,900 3,618,842
United Overseas Bank Ltd. 143,600 2,761,491
11,324,481

72 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 827,470
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 983,950 1,675,649
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 469,233
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 405,407 890,925
CapitaLand Integrated
Commercial Trust 530,767 824,770
Mapletree Commercial Trust 281,700 453,080
Mapletree Logistics Trust 319,558 487,858
2,656,633
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 438,792
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 182,400 743,095
Real Estate Management & Development 0.1%
CapitaLand Ltd. 340,097 939,485
City Developments Ltd. 61,200 332,264
UOL Group Ltd. 47,500 258,215
1,529,964
20,777,967
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 157,938 6,293,655
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 808,851 5,032,145
Banco Santander SA 2,124,881 8,101,486
CaixaBank SA 540,243 1,660,044
14,793,675
Biotechnology 0.1%
Grifols SA 37,919 1,027,286
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 28,769 770,514
Ferrovial SA 59,176 1,737,140
2,507,654
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 62,143 3,958,724
Telefonica SA(a) 638,291 2,982,465
6,941,189
Electric Utilities 0.5%
Endesa SA(a) 36,518 885,892
Iberdrola SA 704,502 8,584,657
Red Electrica Corp. SA(a) 54,857 1,018,121
10,488,670
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 27,758 926,722
Common Stocks
Shares Value ($)
SPAIN
Gas Utilities 0.1%
Enagas SA 28,047 647,970
Naturgy Energy Group SA 37,531 965,040
1,613,010
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 35,146 814,429
IT Services 0.2%
Amadeus IT Group SA* 55,739 3,919,918
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a) 177,413 2,225,356
Specialty Retail 0.2%
Industria de Diseno Textil SA 132,419 4,666,023
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 9,147 1,499,826
51,423,758
SWEDEN 3.5%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 198,015 2,556,318
Svenska Handelsbanken AB,
Class A 177,894 2,006,247
Swedbank AB, Class A 109,936 2,044,191
6,606,756
Building Products 0.3%
Assa Abloy AB, Class B 123,470 3,720,015
Nibe Industrier AB, Class B 173,839 1,829,793
5,549,808
Capital Markets 0.1%
EQT AB 29,411 1,067,950
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 602,076
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 355,700 4,472,958
Construction & Engineering 0.1%
Skanska AB, Class B 39,600 1,051,066
Diversified Financial Services 0.4%
Industrivarden AB, Class A 13,441 522,897
Industrivarden AB, Class C 20,799 761,288
Investor AB, Class B 221,036 5,092,001
Kinnevik AB, Class B*(a) 30,484 1,220,518
L E Lundbergforetagen AB,
Class B 9,028 582,591
8,179,295
Diversified Telecommunication Services 0.1%
Telia Co. AB 324,210 1,439,202
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 242,515 3,595,287
Entertainment 0.0%
†
Embracer Group AB* 31,278 846,314
Food & Staples Retailing 0.0%
†
ICA Gruppen AB(a) 12,291 572,058

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
SWEDEN
Hotels, Restaurants & Leisure 0.2%
Evolution AB Reg. S(b) 20,717 3,275,155
Household Durables 0.1%
Electrolux AB Series B 26,142 725,193
Husqvarna AB, Class B 48,561 645,553
1,370,746
Household Products 0.1%
Essity AB, Class B 73,947 2,451,943
Industrial Conglomerates 0.0%
†
Investment AB Latour, Class
B 16,568 543,854
Machinery 1.0%
Alfa Laval AB 39,992 1,413,227
Atlas Copco AB, Class A 81,752 5,008,299
Atlas Copco AB, Class B 47,480 2,498,260
Epiroc AB, Class A 78,853 1,796,974
Epiroc AB, Class B 45,014 883,703
Sandvik AB 139,592 3,566,319
SKF AB, Class B 48,390 1,232,752
Volvo AB, Class A 24,422 605,852
Volvo AB, Class B(a) 175,003 4,212,394
21,217,780
Metals & Mining 0.1%
Boliden AB* 34,549 1,328,829
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB(a) 24,411 866,130
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 77,019 1,262,401
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 12,738 799,365
Software 0.0%
†
Sinch AB Reg. S*(b) 55,510 934,331
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B* 89,074 2,113,748
Tobacco 0.1%
Swedish Match AB 192,500 1,641,879
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B(a) 63,483 865,123
72,654,054
SWITZERLAND 9.6%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 4,204 377,617
Building Products 0.2%
Geberit AG (Registered) 4,553 3,416,441
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 301,256 3,153,014
Julius Baer Group Ltd. 26,765 1,745,634
Partners Group Holding AG 2,768 4,194,811
Common Stocks
Shares Value ($)
SWITZERLAND
Capital Markets
UBS Group AG (Registered) 445,479 6,820,946
15,914,405
Chemicals 0.6%
Clariant AG (Registered) 25,170 500,620
EMS-Chemie Holding AG
(Registered) 968 951,134
Givaudan SA (Registered) 1,128 5,246,378
Sika AG (Registered) 17,291 5,653,877
12,352,009
Construction Materials 0.2%
Holcim Ltd.* 62,982 3,778,700
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,110 1,775,790
Electrical Equipment 0.3%
ABB Ltd. (Registered) 211,548 7,180,889
Food Products 2.3%
Barry Callebaut AG
(Registered) 434 1,008,416
Chocoladefabriken Lindt &
Spruengli AG 126 1,253,070
Chocoladefabriken Lindt &
Spruengli AG (Registered) 14 1,466,186
Nestle SA (Registered) 351,376 43,758,736
47,486,408
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 61,166 4,284,485
Sonova Holding AG
(Registered) 6,566 2,470,795
Straumann Holding AG
(Registered) 1,232 1,964,528
8,719,808
Insurance 0.5%
Baloise Holding AG
(Registered) 5,893 918,566
Swiss Life Holding AG
(Registered) 3,826 1,859,508
Zurich Insurance Group AG 18,251 7,317,690
10,095,764
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 9,182 6,509,053
Machinery 0.1%
Schindler Holding AG 4,816 1,473,473
Schindler Holding AG
(Registered) 2,558 747,679
2,221,152
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,437 2,203,272
Pharmaceuticals 2.8%
Novartis AG (Registered) 270,895 24,690,669
Roche Holding AG 89,582 33,874,921
Vifor Pharma AG(a) 5,784 748,713
59,314,303
Professional Services 0.2%
Adecco Group AG
(Registered) 19,726 1,340,767

74 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Professional Services
SGS SA (Registered) 736 2,270,517
3,611,284
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 8,889 882,122
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 83,291 3,023,639
Software 0.1%
Temenos AG (Registered) 8,324 1,337,508
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 21,113 2,558,800
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 64,041 7,753,580
Swatch Group AG (The) 3,348 1,149,119
Swatch Group AG (The)
(Registered)(a) 6,136 405,027
9,307,726
202,066,690
TAIWAN 0.0%
†
Entertainment 0.0%
†
Sea Ltd., ADR* 1,680 461,328
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.7%
Aerospace & Defense 0.2%
BAE Systems plc 393,559 2,845,271
Rolls-Royce Holdings plc* 1,053,423 1,445,181
4,290,452
Banks 1.4%
Barclays plc 2,101,271 4,983,644
HSBC Holdings plc 2,479,382 14,308,023
Lloyds Banking Group plc 8,702,475 5,629,727
Natwest Group plc 612,966 1,722,364
Standard Chartered plc 326,524 2,080,453
28,724,211
Beverages 0.7%
Coca-Cola Europacific
Partners plc 24,148 1,432,459
Diageo plc 285,141 13,664,957
15,097,416
Capital Markets 0.5%
3i Group plc 116,799 1,898,491
Hargreaves Lansdown plc 45,675 1,004,568
London Stock Exchange
Group plc 39,600 4,367,795
Schroders plc 15,324 745,622
St James's Place plc 67,351 1,378,318
Standard Life Aberdeen plc 269,980 1,012,349
10,407,143
Chemicals 0.1%
Croda International plc 16,385 1,671,332
Johnson Matthey plc 24,344 1,036,350
2,707,682
Common Stocks
Shares Value ($)
UNITED KINGDOM
Commercial Services & Supplies 0.1%
Rentokil Initial plc 221,090 1,514,622
Diversified Financial Services 0.0%
†
M&G plc 320,496 1,016,718
Diversified Telecommunication Services 0.1%
BT Group plc* 1,077,162 2,892,923
Electric Utilities 0.1%
SSE plc 126,152 2,620,755
Electronic Equipment, Instruments & Components 0.1%
Halma plc 44,796 1,669,724
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 690,197
Land Securities Group plc 88,471 827,804
Segro plc 146,129 2,213,920
3,731,921
Food & Staples Retailing 0.2%
J Sainsbury plc 203,562 765,839
Tesco plc 935,245 2,887,061
Wm Morrison Supermarkets
plc 284,900 972,343
4,625,243
Food Products 0.1%
Associated British Foods plc 42,130 1,293,421
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 106,494 2,307,817
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 216,523 4,566,702
Entain plc* 72,004 1,739,974
InterContinental Hotels
Group plc* 22,277 1,484,868
Whitbread plc* 25,167 1,089,147
8,880,691
Household Durables 0.2%
Barratt Developments plc 128,727 1,240,116
Berkeley Group Holdings plc 15,692 998,872
Persimmon plc 37,887 1,553,082
Taylor Wimpey plc 463,064 1,020,336
4,812,406
Household Products 0.4%
Reckitt Benckiser Group plc 87,110 7,709,340
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 329,016 2,563,717
DCC plc 12,508 1,024,596
Melrose Industries plc 575,558 1,238,425
Smiths Group plc 50,275 1,107,706
5,934,444
Insurance 0.6%
Admiral Group plc 24,267 1,056,078
Aviva plc 476,400 2,678,923
Direct Line Insurance Group
plc 174,605 688,030
Legal & General Group plc 730,435 2,599,825
Phoenix Group Holdings plc 69,128 647,803
Prudential plc 318,444 6,042,107
13,712,766

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED KINGDOM
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S*(b) 120,561 1,057,293
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 58,591 1,623,477
Machinery 0.2%
CNH Industrial NV 122,705 2,027,422
Spirax-Sarco Engineering plc 9,177 1,730,099
3,757,521
Media 0.2%
Informa plc* 177,670 1,235,022
Pearson plc 88,677 1,021,181
WPP plc 147,585 1,997,992
4,254,195
Multiline Retail 0.1%
Next plc* 15,817 1,721,401
Multi-Utilities 0.3%
National Grid plc 430,228 5,477,811
Oil, Gas & Consumable Fuels 0.5%
BP plc 2,491,207 10,887,825
Personal Products 0.9%
Unilever plc 320,671 18,763,084
Pharmaceuticals 1.5%
AstraZeneca plc 160,101 19,211,831
GlaxoSmithKline plc 612,054 12,023,600
31,235,431
Professional Services 0.6%
Experian plc 112,923 4,356,240
Intertek Group plc 19,234 1,472,141
RELX plc 233,934 6,230,677
12,059,058
Software 0.1%
AVEVA Group plc 13,500 693,240
Sage Group plc (The) 136,141 1,289,656
1,982,896
Specialty Retail 0.1%
JD Sports Fashion plc 62,695 798,347
Kingfisher plc 268,244 1,353,377
2,151,724
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc* 51,442 1,473,353
Tobacco 0.6%
British American Tobacco plc 265,823 10,362,361
Imperial Brands plc 115,643 2,492,047
12,854,408
Trading Companies & Distributors 0.2%
Ashtead Group plc 55,092 4,092,016
Bunzl plc 39,700 1,312,749
5,404,765
Water Utilities 0.1%
Severn Trent plc 30,249 1,046,303
United Utilities Group plc 86,084 1,160,918
2,207,221
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,279,382 5,515,687
246,376,845
Common Stocks
Shares Value ($)
UNITED STATES 1.3%
Automobiles 0.2%
Stellantis NV 251,986 4,956,998
Construction Materials 0.1%
James Hardie Industries plc
CHDI 55,550 1,886,683
Electrical Equipment 0.5%
Schneider Electric SE 65,709 10,343,550
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 59,687 653,580
Insurance 0.2%
Swiss Re AG 36,787 3,315,505
Life Sciences Tools & Services 0.1%
QIAGEN NV* 27,488 1,328,642
Software 0.0%
†
CyberArk Software Ltd.*(a) 4,491 585,043
Trading Companies & Distributors 0.2%
Ferguson plc 26,982 3,755,865
26,825,866
Total Common Stocks
(cost $1,388,343,624) 2,065,768,257
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 7/6/2021*(a) 28,769 40,253
Total Rights
(cost $40,756) 40,253
Repurchase Agreements 2.6%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.05%, dated
6/30/2021, due
7/1/2021, repurchase
price $1,104,903,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,126,999.(c)(d) 1,104,901 1,104,901

76 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $12,000,017,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$12,240,017.(c)(d) 12,000,000 12,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase
price $25,000,042,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $25,510,248.(c)(d) 25,000,000 25,000,000
Pershing LLC, 0.08%,
dated 6/30/2021, due
7/1/2021, repurchase
price $16,000,036,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20%
- 8.50%, maturing
7/6/2021 - 8/20/2070;
total market value
$16,320,000.(c)(d) 16,000,000 16,000,000
Total Repurchase Agreements
(cost $54,104,901) 54,104,901
Total Investments
(cost $1,442,489,281) — 100.7% 2,119,913,411
Liabilities in excess of other assets
— (0.7)% (14,023,130)
NET ASSETS — 100.0%
$ 2,105,890,281
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $99,339,518, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $54,104,901 and by $53,876,386 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $107,981,287.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$42,362,518 which represents 2.01% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $54,104,901.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 77
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 277 9/2021 EUR 13,320,401 (217,970)
FTSE 100 Index 78 9/2021 GBP 7,531,778 (117,322)
Nikkei 225 Index 64 9/2021 JPY 8,278,321 (69,388)
SPI 200 Index 36 9/2021 AUD 4,875,200 (40,954)
(445,634)
As of June 30, 2021, the Fund had $2,463,798 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.* 46,833 8,280,074
Curtiss-Wright Corp. 29,727 3,530,379
Hexcel Corp.*(a) 60,391 3,768,398
Mercury Systems, Inc.* 40,813 2,705,086
18,283,937
Air Freight & Logistics 0.6%
XPO Logistics, Inc.* 73,494 10,281,076
Airlines 0.2%
JetBlue Airways Corp.* 231,144 3,878,596
Auto Components 1.7%
Adient plc* 67,933 3,070,572
Dana, Inc. 104,508 2,483,110
Fox Factory Holding Corp.* 30,555 4,756,191
Gentex Corp. 174,479 5,773,510
Goodyear Tire & Rubber Co.
(The)* 201,397 3,453,959
Lear Corp. 39,794 6,975,092
Visteon Corp.* 20,329 2,458,589
28,971,023
Automobiles 0.6%
Harley-Davidson, Inc. 111,967 5,130,328
Thor Industries, Inc. 39,995 4,519,435
9,649,763
Banks 6.8%
Associated Banc-Corp. 110,403 2,261,053
BancorpSouth Bank 69,654 1,973,298
Bank of Hawaii Corp. 29,578 2,491,059
Bank OZK 87,325 3,681,622
Cathay General Bancorp 53,990 2,125,046
CIT Group, Inc. 72,276 3,728,719
Commerce Bancshares, Inc.
(a) 76,117 5,675,283
Cullen/Frost Bankers, Inc.(a) 41,057 4,598,384
East West Bancorp, Inc. 102,989 7,383,281
First Financial Bankshares ,
Inc. 102,755 5,048,353
First Horizon Corp. 398,414 6,884,594
FNB Corp. 232,262 2,863,790
Fulton Financial Corp. 117,279 1,850,663
Glacier Bancorp, Inc. 69,015 3,801,346
Hancock Whitney Corp. 63,170 2,807,275
Home BancShares , Inc. 109,753 2,708,704
International Bancshares Corp. 40,278 1,729,537
PacWest Bancorp 84,379 3,473,040
Pinnacle Financial Partners,
Inc. 55,475 4,897,888
Prosperity Bancshares, Inc. 67,132 4,820,078
Signature Bank 41,723 10,249,255
Sterling Bancorp 139,753 3,464,477
Synovus Financial Corp. 107,378 4,711,747
Texas Capital Bancshares,
Inc.* 36,461 2,314,909
Trustmark Corp. 46,130 1,420,804
UMB Financial Corp. 31,869 2,965,729
Umpqua Holdings Corp. 158,044 2,915,912
United Bankshares , Inc. 97,141 3,545,646
Valley National Bancorp 293,006 3,935,071
Webster Financial Corp.(a) 65,356 3,486,089
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 41,363 3,128,284
116,940,936
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A* 6,734 6,874,067
Biotechnology 1.8%
Arrowhead Pharmaceuticals,
Inc.* 75,572 6,258,873
Emergent BioSolutions , Inc.* 32,758 2,063,426
Exelixis , Inc.* 227,652 4,147,819
Halozyme Therapeutics,
Inc.*(a) 96,907 4,400,547
Ligand Pharmaceuticals, Inc.* 12,000 1,574,280
Neurocrine Biosciences, Inc.* 68,455 6,662,041
United Therapeutics Corp.* 32,467 5,824,905
30,931,891
Building Products 2.0%
Builders FirstSource , Inc.* 150,311 6,412,267
Lennox International, Inc. 24,912 8,739,130
Owens Corning 75,797 7,420,526
Simpson Manufacturing Co.,
Inc. 31,588 3,488,579
Trex Co., Inc.* 83,652 8,550,071
34,610,573
Capital Markets 2.6%
Affiliated Managers Group,
Inc. 30,147 4,648,969
Evercore , Inc., Class A 29,650 4,173,830
FactSet Research Systems,
Inc. 27,435 9,207,460
Federated Hermes, Inc., Class
B 67,173 2,277,836
Interactive Brokers Group,
Inc., Class A 58,364 3,836,266
Janus Henderson Group plc 122,754 4,764,083
Jefferies Financial Group, Inc. 145,359 4,971,278
SEI Investments Co. 86,049 5,332,457
Stifel Financial Corp. 75,831 4,918,399
44,130,578
Chemicals 2.6%
Ashland Global Holdings, Inc. 39,493 3,455,637
Avient Corp. 65,580 3,223,913
Cabot Corp. 40,899 2,328,380
Chemours Co. (The) 119,510 4,158,948
Ingevity Corp.* 29,110 2,368,390
Minerals Technologies, Inc. 24,039 1,891,148
NewMarket Corp.(a) 5,286 1,701,986
Olin Corp. 104,204 4,820,477
RPM International, Inc. 93,419 8,284,397
Scotts Miracle- Gro Co. (The) 29,646 5,689,660
Sensient Technologies Corp. 30,642 2,652,372
Valvoline, Inc. 132,175 4,290,401
44,865,709
Commercial Services & Supplies 1.8%
Brink's Co. (The)(a) 36,441 2,800,127
Clean Harbors, Inc.* 36,122 3,364,403

NVIT Mid Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc.(a) 54,214 1,711,536
Herman Miller, Inc.(a) 42,725 2,014,057
IAA, Inc.* 98,158 5,353,537
KAR Auction Services, Inc.*(a) 90,331 1,585,309
MSA Safety, Inc. 26,569 4,399,295
Stericycle, Inc.* 66,875 4,784,906
Tetra Tech, Inc. 39,174 4,780,795
30,793,965
Communications Equipment 0.9%
Ciena Corp.* 112,083 6,376,402
Lumentum Holdings, Inc.*(a) 55,318 4,537,735
NetScout Systems, Inc.*(a) 54,303 1,549,808
ViaSat , Inc.*(a) 49,279 2,456,065
14,920,010
Construction & Engineering 1.3%
AECOM* 106,174 6,722,938
Dycom Industries, Inc.* 22,618 1,685,719
EMCOR Group, Inc. 39,293 4,840,505
Fluor Corp.*(a) 90,497 1,601,797
MasTec , Inc.* 40,741 4,322,620
Valmont Industries, Inc. 15,325 3,617,466
22,791,045
Construction Materials 0.3%
Eagle Materials, Inc. 30,685 4,360,645
Consumer Finance 0.8%
FirstCash , Inc. 29,336 2,242,444
LendingTree , Inc.* 8,144 1,725,551
Navient Corp.(a) 129,592 2,505,013
PROG Holdings, Inc. 48,334 2,326,315
SLM Corp. 233,769 4,895,123
13,694,446
Containers & Packaging 0.9%
AptarGroup, Inc. 47,580 6,701,167
Greif, Inc., Class A 18,687 1,131,498
Silgan Holdings, Inc. 56,707 2,353,340
Sonoco Products Co. 73,342 4,906,580
15,092,585
Diversified Consumer Services 1.1%
Adtalem Global Education,
Inc.* 36,740 1,309,413
Graham Holdings Co., Class B 2,923 1,852,890
Grand Canyon Education,
Inc.*(a) 33,291 2,995,191
H&R Block, Inc. 130,533 3,064,915
Service Corp. International 121,693 6,521,528
Strategic Education, Inc. 17,783 1,352,575
WW International, Inc.*(a) 34,521 1,247,589
18,344,101
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 85,361 3,413,586
Electric Utilities 1.0%
ALLETE, Inc. 37,944 2,655,321
Hawaiian Electric Industries,
Inc.(a) 78,870 3,334,624
IDACORP, Inc. 36,588 3,567,330
Common Stocks
Shares Value ($)
Electric Utilities
OGE Energy Corp. 144,491 4,862,122
PNM Resources, Inc. 62,006 3,024,033
17,443,430
Electrical Equipment 1.7%
Acuity Brands, Inc. 25,810 4,827,244
EnerSys 30,955 3,025,232
Hubbell, Inc. 39,503 7,380,741
nVent Electric plc 121,492 3,795,410
Regal Beloit Corp. 29,342 3,917,450
Sunrun , Inc.*(a) 116,805 6,515,383
29,461,460
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 53,632 6,104,930
Avnet, Inc. 72,119 2,890,529
Belden, Inc. 32,491 1,643,070
Cognex Corp. 127,870 10,747,473
Coherent, Inc.* 17,855 4,719,791
II-VI, Inc.*(a) 76,404 5,546,166
Jabil, Inc. 96,918 5,632,874
Littelfuse , Inc. 17,725 4,516,153
National Instruments Corp. 95,070 4,019,560
SYNNEX Corp. 30,222 3,679,831
Vishay Intertechnology , Inc. 95,812 2,160,561
Vontier Corp. 121,755 3,966,778
55,627,716
Energy Equipment & Services 0.2%
ChampionX Corp.* 136,508 3,501,430
Entertainment 0.2%
Cinemark Holdings, Inc.*(a) 78,762 1,728,826
World Wrestling Entertainment,
Inc., Class A(a) 32,771 1,897,113
3,625,939
Equity Real Estate Investment Trusts (REITs) 9.1%
American Campus
Communities, Inc. 100,490 4,694,893
Apartment Income REIT Corp. 113,548 5,385,582
Brixmor Property Group, Inc. 214,377 4,907,090
Camden Property Trust(a) 70,862 9,401,262
CoreSite Realty Corp. 31,375 4,223,075
Corporate Office Properties
Trust 81,037 2,268,226
Cousins Properties, Inc. 107,550 3,955,689
CyrusOne , Inc. 88,720 6,345,254
Douglas Emmett, Inc.(a) 119,389 4,013,858
EastGroup Properties, Inc. 28,977 4,765,268
EPR Properties* 54,010 2,845,247
First Industrial Realty Trust,
Inc.(a) 93,279 4,871,962
Healthcare Realty Trust, Inc. 102,577 3,097,825
Highwoods Properties, Inc. 75,071 3,390,957
Hudson Pacific Properties, Inc. 108,200 3,010,124
JBG SMITH Properties 79,289 2,498,396
Kilroy Realty Corp. 76,497 5,327,251
Lamar Advertising Co., Class A 62,967 6,575,014
Life Storage, Inc. 55,646 5,973,598
Macerich Co. (The)(a) 121,116 2,210,367
Medical Properties Trust, Inc. 425,877 8,560,128
National Retail Properties, Inc. 127,668 5,985,076

80 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 49,919 2,523,905
Omega Healthcare Investors,
Inc. 170,409 6,184,143
Park Hotels & Resorts, Inc.*(a) 170,932 3,522,908
Pebblebrook Hotel Trust 94,860 2,233,953
Physicians Realty Trust 156,007 2,881,449
PotlatchDeltic Corp. 48,341 2,569,324
PS Business Parks, Inc. 14,496 2,146,568
Rayonier, Inc.(a) 101,051 3,630,762
Rexford Industrial Realty, Inc.
(a) 97,066 5,527,909
Sabra Health Care REIT, Inc. 156,341 2,845,406
SL Green Realty Corp.(a) 50,098 4,007,840
Spirit Realty Capital, Inc. 82,974 3,969,476
STORE Capital Corp. 176,262 6,082,802
Urban Edge Properties 80,253 1,532,832
Weingarten Realty Investors 86,850 2,785,279
156,750,698
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings,
Inc.* 99,168 4,718,413
Casey's General Stores, Inc. 26,690 5,194,942
Grocery Outlet Holding
Corp.*(a) 64,136 2,222,954
Sprouts Farmers Market,
Inc.*(a) 85,363 2,121,270
14,257,579
Food Products 1.8%
Darling Ingredients, Inc.* 118,193 7,978,028
Flowers Foods, Inc. 142,973 3,459,947
Hain Celestial Group, Inc.
(The)*(a) 58,910 2,363,469
Ingredion, Inc. 48,480 4,387,440
Lancaster Colony Corp. 14,130 2,734,296
Pilgrim's Pride Corp.* 34,153 757,514
Post Holdings, Inc.* 42,994 4,663,559
Sanderson Farms, Inc. 14,356 2,698,497
Tootsie Roll Industries, Inc.(a) 13,550 459,480
TreeHouse Foods, Inc.* 40,825 1,817,529
31,319,759
Gas Utilities 1.3%
National Fuel Gas Co.(a) 65,854 3,440,872
New Jersey Resources Corp. 70,085 2,773,263
ONE Gas, Inc. 38,633 2,863,478
Southwest Gas Holdings, Inc. 42,109 2,787,195
Spire, Inc. 37,322 2,697,261
UGI Corp. 151,749 7,027,496
21,589,565
Health Care Equipment & Supplies 3.3%
Envista Holdings Corp.* 116,615 5,038,934
Globus Medical, Inc., Class A* 56,536 4,383,236
Haemonetics Corp.* 36,713 2,446,554
Hill-Rom Holdings, Inc. 48,394 5,497,075
ICU Medical, Inc.* 14,453 2,974,427
Integra LifeSciences Holdings
Corp.* 51,365 3,505,148
LivaNova plc* 35,781 3,009,540
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 36,500 8,849,425
Neogen Corp.* 78,053 3,593,560
NuVasive , Inc.*(a) 37,890 2,568,184
Penumbra, Inc.*(a) 24,674 6,762,157
Quidel Corp.*(a) 28,284 3,623,746
STAAR Surgical Co.* 33,988 5,183,170
57,435,156
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.* 65,105 4,085,339
Amedisys , Inc.* 23,521 5,760,999
Chemed Corp. 11,582 5,495,659
Encompass Health Corp. 72,332 5,644,066
HealthEquity , Inc.*(a) 60,567 4,874,432
LHC Group, Inc.*(a) 22,844 4,574,739
Molina Healthcare, Inc.* 42,283 10,700,136
Patterson Cos., Inc.(a) 62,827 1,909,313
Progyny , Inc.*(a) 27,436 1,618,724
R1 RCM, Inc.* 99,605 2,215,215
Tenet Healthcare Corp.* 77,479 5,190,318
52,068,940
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.* 58,308 3,585,359
Choice Hotels International,
Inc.(a) 20,860 2,479,420
Churchill Downs, Inc. 25,224 5,000,910
Cracker Barrel Old Country
Store, Inc. 17,138 2,544,307
Jack in the Box, Inc. 16,055 1,789,169
Marriott Vacations Worldwide
Corp.* 30,913 4,924,441
Papa John's International, Inc. 24,128 2,519,928
Scientific Games Corp.* 41,349 3,202,067
Six Flags Entertainment Corp.* 54,759 2,369,970
Texas Roadhouse, Inc. 47,813 4,599,611
Travel + Leisure Co. 62,929 3,741,129
Wendy's Co. (The) 127,188 2,978,743
Wingstop , Inc. 21,596 3,404,177
Wyndham Hotels & Resorts,
Inc. 67,997 4,915,503
48,054,734
Household Durables 1.5%
Helen of Troy Ltd.*(a) 17,853 4,072,626
KB Home 64,267 2,616,952
Taylor Morrison Home
Corp.*(a) 93,468 2,469,425
Tempur Sealy International,
Inc.(a) 132,617 5,197,260
Toll Brothers, Inc. 81,820 4,730,014
TopBuild Corp.* 23,852 4,717,449
TRI Pointe Group, Inc.* 86,111 1,845,359
25,649,085
Household Products 0.1%
Energizer Holdings, Inc. 42,034 1,806,621
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 37,789 7,232,059
Insurance 4.0%
Alleghany Corp.* 10,066 6,714,727

NVIT Mid Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Insurance
American Financial Group, Inc. 49,908 6,224,526
Brighthouse Financial, Inc.* 62,392 2,841,332
Brown & Brown, Inc. 169,134 8,987,781
CNO Financial Group, Inc. 95,182 2,248,199
First American Financial Corp. 79,129 4,933,693
Hanover Insurance Group, Inc.
(The) 25,854 3,506,837
Kemper Corp. 43,880 3,242,732
Kinsale Capital Group, Inc. 15,464 2,548,003
Mercury General Corp. 19,523 1,268,019
Old Republic International
Corp. 206,306 5,139,082
Primerica, Inc. 28,745 4,402,009
Reinsurance Group of
America, Inc. 49,102 5,597,628
RenaissanceRe Holdings Ltd. 35,940 5,348,591
RLI Corp. 28,790 3,011,146
Selective Insurance Group,
Inc.(a) 43,530 3,532,459
69,546,764
Interactive Media & Services 0.3%
TripAdvisor, Inc.*(a) 70,989 2,860,857
Yelp, Inc.* 51,125 2,042,955
4,903,812
IT Services 1.7%
Alliance Data Systems Corp. 35,899 3,740,317
Concentrix Corp.* 30,038 4,830,110
Genpact Ltd. 126,117 5,729,495
LiveRamp Holdings, Inc.* 49,544 2,321,137
MAXIMUS, Inc. 44,493 3,914,049
Sabre Corp.*(a) 232,984 2,907,640
WEX, Inc.*(a) 32,394 6,281,197
29,723,945
Leisure Products 1.4%
Brunswick Corp. 56,313 5,609,901
Callaway Golf Co.* 84,237 2,841,314
Mattel, Inc.*(a) 254,059 5,106,586
Polaris, Inc.(a) 41,681 5,708,630
YETI Holdings, Inc.* 54,157 4,972,696
24,239,127
Life Sciences Tools & Services 2.2%
Bio- Techne Corp. 28,159 12,678,870
Medpace Holdings, Inc.* 20,158 3,560,508
PRA Health Sciences, Inc.* 46,932 7,753,636
Repligen Corp.* 37,068 7,399,514
Syneos Health, Inc.* 73,315 6,560,959
37,953,487
Machinery 5.2%
AGCO Corp. 44,964 5,862,406
Colfax Corp.*(a) 85,414 3,912,815
Crane Co. 35,897 3,315,806
Donaldson Co., Inc. 91,110 5,788,218
Flowserve Corp. 94,109 3,794,475
Graco , Inc. 122,677 9,286,649
ITT, Inc. 62,486 5,723,093
Kennametal, Inc. 60,897 2,187,420
Lincoln Electric Holdings, Inc. 43,099 5,676,569
Middleby Corp. (The)* 40,192 6,963,666
Common Stocks
Shares Value ($)
Machinery
Nordson Corp. 39,269 8,619,938
Oshkosh Corp. 49,803 6,207,446
Terex Corp. 51,234 2,439,763
Timken Co. (The)(a) 49,848 4,017,250
Toro Co. (The) 77,255 8,488,780
Trinity Industries, Inc. 58,218 1,565,482
Woodward, Inc.(a) 42,354 5,204,460
89,054,236
Marine 0.2%
Kirby Corp.* 43,405 2,632,079
Media 1.0%
Cable One, Inc.(a) 3,924 7,505,866
John Wiley & Sons, Inc., Class
A 31,726 1,909,271
New York Times Co. (The),
Class A 105,979 4,615,386
TEGNA, Inc. 161,425 3,028,333
17,058,856
Metals & Mining 2.3%
Cleveland-Cliffs, Inc.*(a) 333,809 7,196,922
Commercial Metals Co.(a) 86,217 2,648,586
Compass Minerals
International, Inc. 24,677 1,462,359
Reliance Steel & Aluminum
Co. 46,257 6,980,181
Royal Gold, Inc. 47,393 5,407,541
Steel Dynamics, Inc. 145,621 8,679,012
United States Steel Corp.(a) 195,244 4,685,856
Worthington Industries, Inc. 25,580 1,564,985
38,625,442
Multiline Retail 0.7%
Kohl's Corp. 112,923 6,223,186
Nordstrom, Inc.*(a) 78,917 2,885,995
Ollie's Bargain Outlet
Holdings, Inc.*(a) 41,230 3,468,680
12,577,861
Multi-Utilities 0.6%
Black Hills Corp.(a) 45,361 2,977,043
MDU Resources Group, Inc. 146,468 4,590,307
NorthWestern Corp. 36,564 2,201,884
9,769,234
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp.(a) 206,705 2,147,665
Cimarex Energy Co. 74,267 5,380,644
CNX Resources Corp.* 161,575 2,207,114
EQT Corp.* 201,439 4,484,032
Equitrans Midstream Corp. 292,832 2,492,000
HollyFrontier Corp. 107,843 3,548,035
Murphy Oil Corp.(a) 104,586 2,434,762
Targa Resources Corp. 165,890 7,373,811
World Fuel Services Corp. 46,183 1,465,387
31,533,450
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 74,035 4,463,570
Personal Products 0.2%
Coty, Inc., Class A*(a) 205,199 1,916,558

82 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Personal Products
Nu Skin Enterprises, Inc.,
Class A 36,232 2,052,543
3,969,101
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 43,697 7,762,335
Nektar Therapeutics* 131,605 2,258,342
10,020,677
Professional Services 1.5%
ASGN, Inc.* 38,789 3,759,818
CACI International, Inc., Class
A* 17,052 4,350,306
FTI Consulting, Inc.* 24,735 3,379,048
Insperity , Inc. 26,021 2,351,518
KBR, Inc. 102,339 3,904,233
ManpowerGroup , Inc. 39,307 4,673,995
Science Applications
International Corp.(a) 42,060 3,689,924
26,108,842
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*(a) 37,172 7,265,639
Road & Rail 0.9%
Avis Budget Group, Inc.* 37,335 2,908,023
Knight-Swift Transportation
Holdings, Inc. 88,804 4,037,030
Landstar System, Inc. 27,737 4,383,001
Ryder System, Inc. 39,304 2,921,466
Werner Enterprises, Inc. 42,052 1,872,155
16,121,675
Semiconductors & Semiconductor Equipment 4.1%
Amkor Technology, Inc. 77,892 1,843,704
Brooks Automation, Inc.(a) 54,135 5,157,983
Cirrus Logic, Inc.* 41,281 3,513,839
CMC Materials, Inc. 21,403 3,226,288
Cree, Inc.*(a) 83,782 8,204,771
First Solar, Inc.*(a) 61,923 5,604,651
Lattice Semiconductor Corp.* 98,952 5,559,123
MKS Instruments, Inc. 40,181 7,150,209
Semtech Corp.* 46,957 3,230,641
Silicon Laboratories, Inc.* 32,400 4,965,300
SolarEdge Technologies, Inc.* 37,632 10,400,356
Synaptics , Inc.*(a) 25,588 3,980,981
Universal Display Corp. 31,208 6,938,475
69,776,321
Software 3.9%
ACI Worldwide, Inc.* 86,050 3,195,897
Aspen Technology, Inc.*(a) 49,245 6,773,157
Blackbaud , Inc.* 35,347 2,706,520
CDK Global, Inc. 88,941 4,419,478
Ceridian HCM Holding, Inc.*(a) 95,203 9,131,872
CommVault Systems, Inc.* 33,324 2,604,937
Envestnet , Inc.*(a) 20,156 1,529,034
Fair Isaac Corp.* 20,836 10,473,840
J2 Global, Inc.*(a) 30,845 4,242,730
Manhattan Associates, Inc.* 46,089 6,675,531
Paylocity Holding Corp.* 27,395 5,226,966
Qualys , Inc.* 24,853 2,502,449
Common Stocks
Shares Value ($)
Software
SailPoint Technologies
Holdings, Inc.* 67,152 3,429,453
Teradata Corp.* 79,859 3,990,554
66,902,418
Specialty Retail 3.1%
American Eagle Outfitters, Inc.
(a) 110,035 4,129,614
AutoNation, Inc.* 39,041 3,701,477
Dick's Sporting Goods, Inc.(a) 47,119 4,720,853
Five Below, Inc.* 40,637 7,853,913
Foot Locker, Inc. 74,435 4,587,429
Lithia Motors, Inc., Class A 21,634 7,434,308
Murphy USA, Inc. 17,930 2,391,324
RH* 12,181 8,270,899
Urban Outfitters, Inc.* 50,800 2,093,976
Williams-Sonoma, Inc. 55,007 8,781,867
53,965,660
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.* 95,061 4,335,732
Xerox Holdings Corp. 116,740 2,742,223
7,077,955
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.* 110,051 6,293,817
Carter's, Inc.(a) 31,823 3,283,179
Columbia Sportswear Co. 22,060 2,169,821
Crocs, Inc.* 47,156 5,494,617
Deckers Outdoor Corp.* 20,138 7,734,402
Skechers U.S.A., Inc., Class
A* 97,145 4,840,735
29,816,571
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 81,523 3,664,459
MGIC Investment Corp. 244,578 3,326,261
New York Community
Bancorp, Inc. 336,413 3,707,271
Washington Federal, Inc. 52,423 1,666,003
12,363,994
Trading Companies & Distributors 0.9%
GATX Corp.(a) 25,890 2,290,488
MSC Industrial Direct Co., Inc.,
Class A 34,313 3,078,906
Univar Solutions, Inc.* 122,363 2,983,210
Watsco , Inc. 23,924 6,857,575
15,210,179
Water Utilities 0.4%
Essential Utilities, Inc. 162,364 7,420,035
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 72,310 1,638,545
Total Common Stocks
(cost $1,057,427,107) 1,698,392,178

NVIT Mid Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 83
Repurchase Agreements 1.4%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,000,006,
collateralized by U.S.
Government Agency
Securities, 2.89%,
maturing 6/25/2029; total
market value $4,080,000.
(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,211,900,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $4,296,131.(b)(c) 4,211,893 4,211,893
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $9,000,013,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$9,180,013.(b)(c) 9,000,000 9,000,000
Pershing LLC,
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $7,000,016,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $7,140,000.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $24,211,893) 24,211,893
Total Investments
(cost $1,081,639,000) — 100.1% 1,722,604,071
Liabilities in excess of other assets — (0.1)% (961,801)
NET ASSETS — 100.0%
$ 1,721,642,270
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $138,458,061, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $24,211,893 and by $118,284,597 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 5/15/2051, a total value of $142,496,490.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $24,211,893.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

84 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 84 9/2021 USD 22,616,160 (259,958)
(259,958)
As of June 30, 2021, the Fund had $1,146,000 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT S&P 500 Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 85
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 79,445 19,031,844
General Dynamics Corp. 32,382 6,096,235
Howmet Aerospace, Inc.* 55,924 1,927,700
Huntington Ingalls Industries,
Inc. 5,724 1,206,333
L3Harris Technologies, Inc. 29,769 6,434,569
Lockheed Martin Corp. 35,556 13,452,613
Northrop Grumman Corp. 21,634 7,862,445
Raytheon Technologies Corp. 218,959 18,679,392
Teledyne Technologies, Inc.* 6,925 2,900,398
Textron, Inc. 32,249 2,217,764
TransDigm Group, Inc.* 8,004 5,180,909
84,990,202
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 19,124 1,791,345
Expeditors International of
Washington, Inc. 24,252 3,070,303
FedEx Corp. 35,382 10,555,512
United Parcel Service, Inc.,
Class B 104,533 21,739,728
37,156,888
Airlines 0.3%
Alaska Air Group, Inc.* 17,658 1,064,954
American Airlines Group,
Inc.*(a) 91,118 1,932,613
Delta Air Lines, Inc.* 94,481 4,087,248
Southwest Airlines Co.* 87,010 4,619,361
United Airlines Holdings,
Inc.*(a) 48,044 2,512,221
14,216,397
Auto Components 0.1%
Aptiv plc* 39,549 6,222,244
BorgWarner, Inc. 34,372 1,668,417
7,890,661
Automobiles 1.8%
Ford Motor Co.* 568,340 8,445,532
General Motors Co.* 184,491 10,916,332
Tesla, Inc.* 111,375 75,701,588
95,063,452
Banks 4.2%
Bank of America Corp. 1,081,591 44,593,997
Citigroup, Inc. 299,393 21,182,055
Citizens Financial Group, Inc. 60,658 2,782,382
Comerica, Inc. 20,065 1,431,437
Fifth Third Bancorp 101,727 3,889,023
First Republic Bank 25,818 4,832,355
Huntington Bancshares, Inc. 210,080 2,997,842
JPMorgan Chase & Co. 437,476 68,045,017
KeyCorp 138,956 2,869,441
M&T Bank Corp. 18,319 2,661,934
People's United Financial, Inc. 60,897 1,043,775
PNC Financial Services
Group, Inc. (The) 61,400 11,712,664
Regions Financial Corp. 136,571 2,756,003
SVB Financial Group* 7,850 4,367,975
Truist Financial Corp. 195,220 10,834,710
US Bancorp 196,631 11,202,068
Wells Fargo & Co. 597,378 27,055,250
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,711 1,253,363
225,511,291
Beverages 1.4%
Brown-Forman Corp., Class B 25,995 1,948,065
Coca-Cola Co. (The) 560,806 30,345,213
Constellation Brands, Inc.,
Class A 24,204 5,661,073
Molson Coors Beverage Co.,
Class B*(a) 26,439 1,419,510
Monster Beverage Corp.* 54,456 4,974,556
PepsiCo, Inc. 199,671 29,585,252
73,933,669
Biotechnology 1.8%
AbbVie, Inc. 255,252 28,751,585
Alexion Pharmaceuticals, Inc.* 32,105 5,898,010
Amgen, Inc. 83,034 20,239,538
Biogen, Inc.* 21,998 7,617,247
Gilead Sciences, Inc. 181,278 12,482,803
Incyte Corp.* 28,172 2,370,110
Regeneron Pharmaceuticals,
Inc.* 15,269 8,528,347
Vertex Pharmaceuticals, Inc.* 37,955 7,652,867
93,540,507
Building Products 0.5%
A O Smith Corp. 19,687 1,418,645
Allegion plc 13,041 1,816,611
Carrier Global Corp. 119,674 5,816,157
Fortune Brands Home &
Security, Inc. 19,838 1,976,063
Johnson Controls International
plc 103,367 7,094,077
Masco Corp. 34,747 2,046,946
Trane Technologies plc 34,561 6,364,063
26,532,562
Capital Markets 3.0%
Ameriprise Financial, Inc. 16,235 4,040,567
Bank of New York Mellon
Corp. (The) 117,129 6,000,519
BlackRock, Inc. 20,499 17,936,010
Cboe Global Markets, Inc. 14,068 1,674,795
Charles Schwab Corp. (The) 216,757 15,782,077
CME Group, Inc. 51,978 11,054,681
Franklin Resources, Inc. 38,616 1,235,326
Goldman Sachs Group, Inc.
(The) 49,130 18,646,309
Intercontinental Exchange, Inc. 81,511 9,675,356
Invesco Ltd. 54,835 1,465,740
MarketAxess Holdings, Inc.(a) 5,421 2,513,121
Moody's Corp. 23,506 8,517,869
Morgan Stanley 215,872 19,793,304
MSCI, Inc. 11,837 6,310,068
Nasdaq, Inc. 16,387 2,880,835
Northern Trust Corp. 29,718 3,435,995
Raymond James Financial,
Inc. 17,297 2,246,880
S&P Global, Inc.(a) 34,815 14,289,817
State Street Corp. 50,376 4,144,937

86 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 33,131 6,558,944
158,203,150
Chemicals 1.8%
Air Products & Chemicals, Inc. 32,078 9,228,199
Albemarle Corp. 17,470 2,942,996
Celanese Corp. 16,027 2,429,693
CF Industries Holdings, Inc. 31,155 1,602,925
Corteva , Inc. 106,381 4,717,997
Dow, Inc. 108,231 6,848,858
DuPont de Nemours, Inc. 76,585 5,928,445
Eastman Chemical Co. 19,344 2,258,412
Ecolab, Inc. 36,185 7,453,025
FMC Corp. 18,476 1,999,103
International Flavors &
Fragrances, Inc. 36,556 5,461,466
Linde plc 75,180 21,734,538
LyondellBasell Industries NV,
Class A 38,145 3,923,976
Mosaic Co. (The) 48,892 1,560,144
PPG Industries, Inc. 34,611 5,875,910
Sherwin-Williams Co. (The) 34,938 9,518,858
93,484,545
Commercial Services & Supplies 0.4%
Cintas Corp. 12,984 4,959,888
Copart , Inc.* 30,911 4,074,997
Republic Services, Inc. 30,037 3,304,370
Rollins, Inc.(a) 30,806 1,053,565
Waste Management, Inc. 56,622 7,933,309
21,326,129
Communications Equipment 0.8%
Arista Networks, Inc.* 7,833 2,837,974
Cisco Systems, Inc. 609,031 32,278,643
F5 Networks, Inc.* 8,022 1,497,387
Juniper Networks, Inc. 46,294 1,266,141
Motorola Solutions, Inc. 24,944 5,409,106
43,289,251
Construction & Engineering 0.0%
†
Quanta Services, Inc.(a) 20,058 1,816,653
Construction Materials 0.1%
Martin Marietta Materials, Inc. 8,876 3,122,666
Vulcan Materials Co. 18,921 3,293,578
6,416,244
Consumer Finance 0.6%
American Express Co. 94,066 15,542,525
Capital One Financial Corp. 64,352 9,954,611
Discover Financial Services 43,765 5,176,962
Synchrony Financial 80,008 3,881,988
34,556,086
Containers & Packaging 0.3%
Amcor plc(a) 223,965 2,566,639
Avery Dennison Corp. 11,793 2,479,360
Ball Corp. 48,621 3,939,273
International Paper Co. 56,130 3,441,330
Packaging Corp. of America 13,490 1,826,816
Sealed Air Corp. 22,683 1,343,968
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 37,780 2,010,652
17,608,038
Distributors 0.1%
Genuine Parts Co. 21,690 2,743,134
LKQ Corp.* 39,791 1,958,513
Pool Corp. 5,697 2,612,986
7,314,633
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 273,914 76,126,179
Diversified Telecommunication Services 1.2%
AT&T, Inc. 1,031,863 29,697,017
Lumen Technologies, Inc. 150,190 2,041,082
Verizon Communications, Inc. 598,317 33,523,702
65,261,801
Electric Utilities 1.5%
Alliant Energy Corp.(a) 35,548 1,982,156
American Electric Power Co.,
Inc. 72,706 6,150,200
Duke Energy Corp. 111,166 10,974,307
Edison International 54,048 3,125,055
Entergy Corp. 28,591 2,850,523
Evergy , Inc. 34,641 2,093,356
Eversource Energy 49,028 3,934,007
Exelon Corp. 142,607 6,318,916
FirstEnergy Corp. 77,477 2,882,919
NextEra Energy, Inc. 283,465 20,772,315
NRG Energy, Inc.(a) 34,740 1,400,022
Pinnacle West Capital Corp. 15,838 1,298,241
PPL Corp. 109,781 3,070,575
Southern Co. (The) 153,241 9,272,613
Xcel Energy, Inc. 78,787 5,190,488
81,315,693
Electrical Equipment 0.6%
AMETEK, Inc. 33,986 4,537,131
Eaton Corp. plc 57,969 8,589,846
Emerson Electric Co. 86,974 8,370,378
Generac Holdings, Inc.*(a) 9,297 3,859,649
Rockwell Automation, Inc.(a) 17,137 4,901,525
30,258,529
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 87,709 6,000,173
CDW Corp. 20,721 3,618,923
Corning, Inc. 112,887 4,617,078
IPG Photonics Corp.*(a) 5,177 1,091,156
Keysight Technologies, Inc.* 26,459 4,085,534
TE Connectivity Ltd. 48,366 6,539,567
Trimble, Inc.* 35,693 2,920,758
Zebra Technologies Corp.,
Class A* 7,921 4,194,090
33,067,279
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 103,183 2,359,795
Halliburton Co. 132,061 3,053,250
NOV, Inc.* 55,858 855,745

NVIT S&P 500 Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 203,321 6,508,305
12,777,095
Entertainment 1.9%
Activision Blizzard, Inc. 112,293 10,717,244
Electronic Arts, Inc. 41,770 6,007,779
Live Nation Entertainment,
Inc.* 21,907 1,918,834
Netflix, Inc.* 64,080 33,847,697
Take-Two Interactive Software,
Inc.* 17,247 3,053,064
Walt Disney Co. (The)* 262,580 46,153,687
101,698,305
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc.(a) 19,825 3,606,961
American Tower Corp. 65,712 17,751,440
AvalonBay Communities, Inc. 19,935 4,160,235
Boston Properties, Inc. 20,226 2,317,697
Crown Castle International
Corp. 62,459 12,185,751
Digital Realty Trust, Inc. 40,982 6,166,152
Duke Realty Corp. 55,743 2,639,431
Equinix , Inc. 12,946 10,390,460
Equity Residential 50,380 3,879,260
Essex Property Trust, Inc. 9,311 2,793,393
Extra Space Storage, Inc. 19,386 3,175,815
Federal Realty Investment
Trust 11,015 1,290,628
Healthpeak Properties, Inc. 76,873 2,559,102
Host Hotels & Resorts, Inc.* 100,715 1,721,219
Iron Mountain, Inc.(a) 43,826 1,854,716
Kimco Realty Corp. 61,757 1,287,633
Mid-America Apartment
Communities, Inc. 16,304 2,745,920
Prologis, Inc. 106,911 12,779,072
Public Storage 22,238 6,686,744
Realty Income Corp. 55,195 3,683,714
Regency Centers Corp. 22,533 1,443,689
SBA Communications Corp. 15,999 5,098,881
Simon Property Group, Inc. 48,006 6,263,823
UDR, Inc. 44,952 2,201,749
Ventas, Inc. 53,477 3,053,537
Vornado Realty Trust 21,969 1,025,293
Welltower , Inc.(a) 61,505 5,111,065
Weyerhaeuser Co. 111,071 3,823,064
131,696,444
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 63,887 25,278,169
Kroger Co. (The) 111,940 4,288,422
Sysco Corp. 74,697 5,807,692
Walgreens Boots Alliance, Inc. 105,107 5,529,679
Walmart, Inc. 199,070 28,072,851
68,976,813
Food Products 0.9%
Archer-Daniels-Midland Co. 81,855 4,960,413
Campbell Soup Co. 29,032 1,323,569
Conagra Brands, Inc. 65,556 2,384,927
General Mills, Inc. 89,793 5,471,087
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 21,066 3,669,276
Hormel Foods Corp.(a) 39,901 1,905,273
J M Smucker Co. (The)(a) 16,554 2,144,902
Kellogg Co. 36,453 2,345,021
Kraft Heinz Co. (The) 92,527 3,773,251
Lamb Weston Holdings, Inc. 20,703 1,669,904
McCormick & Co., Inc.
(Non-Voting) 35,511 3,136,332
Mondelez International, Inc.,
Class A 203,558 12,710,162
Tyson Foods, Inc., Class A 41,998 3,097,772
48,591,889
Gas Utilities 0.0%
†
Atmos Energy Corp. 19,366 1,861,266
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 256,784 29,768,969
ABIOMED, Inc.* 6,035 1,883,584
Align Technology, Inc.* 10,506 6,419,166
Baxter International, Inc. 73,629 5,927,134
Becton Dickinson and Co. 42,059 10,228,328
Boston Scientific Corp.* 205,556 8,789,575
Cooper Cos., Inc. (The) 7,002 2,774,683
Danaher Corp. 91,743 24,620,151
DENTSPLY SIRONA, Inc. 31,208 1,974,218
DexCom , Inc.*(a) 14,097 6,019,419
Edwards Lifesciences Corp.* 90,546 9,377,849
Hologic , Inc.* 36,699 2,448,557
IDEXX Laboratories, Inc.* 12,443 7,858,377
Intuitive Surgical, Inc.* 17,113 15,737,799
Medtronic plc 194,435 24,135,217
ResMed , Inc.(a) 21,352 5,263,695
STERIS plc(a) 14,111 2,911,099
Stryker Corp. 47,369 12,303,150
Teleflex, Inc. 6,649 2,671,502
West Pharmaceutical
Services, Inc. 10,556 3,790,660
Zimmer Biomet Holdings, Inc. 30,580 4,917,876
189,821,008
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 20,999 2,404,176
Anthem, Inc. 35,384 13,509,611
Cardinal Health, Inc. 41,740 2,382,937
Centene Corp.* 85,014 6,200,071
Cigna Corp. 49,422 11,716,474
CVS Health Corp. 190,269 15,876,045
DaVita, Inc.* 9,296 1,119,517
HCA Healthcare, Inc. 38,430 7,945,018
Henry Schein, Inc.* 20,387 1,512,512
Humana, Inc. 18,718 8,286,833
Laboratory Corp. of America
Holdings* 14,506 4,001,480
McKesson Corp. 22,927 4,384,559
Quest Diagnostics, Inc.(a) 19,131 2,524,718
UnitedHealth Group, Inc. 136,382 54,612,808
Universal Health Services,
Inc., Class B 11,098 1,625,080
138,101,839

88 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 41,821 3,268,729
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.* 5,933 12,981,938
Caesars Entertainment, Inc.* 31,009 3,217,184
Carnival Corp.*(a) 118,908 3,134,415
Chipotle Mexican Grill, Inc.* 4,109 6,370,347
Darden Restaurants, Inc. 19,595 2,860,674
Domino's Pizza, Inc.(a) 5,584 2,604,880
Expedia Group, Inc.* 20,845 3,412,535
Hilton Worldwide Holdings,
Inc.* 40,822 4,923,950
Las Vegas Sands Corp.* 46,899 2,471,108
Marriott International, Inc.,
Class A*(a) 39,055 5,331,788
McDonald's Corp. 107,836 24,909,038
MGM Resorts International 55,580 2,370,487
Norwegian Cruise Line
Holdings Ltd.*(a) 56,624 1,665,312
Penn National Gaming, Inc.* 21,076 1,612,103
Royal Caribbean Cruises
Ltd.*(a) 31,148 2,656,301
Starbucks Corp. 170,286 19,039,678
Wynn Resorts Ltd.* 14,894 1,821,536
Yum! Brands, Inc. 41,762 4,803,883
106,187,157
Household Durables 0.4%
DR Horton, Inc. 47,349 4,278,929
Garmin Ltd. 22,241 3,216,938
Leggett & Platt, Inc.(a) 19,045 986,721
Lennar Corp., Class A 40,966 4,069,972
Mohawk Industries, Inc.* 8,338 1,602,480
Newell Brands, Inc. 53,401 1,466,926
NVR, Inc.* 492 2,446,864
PulteGroup, Inc. 35,410 1,932,324
Whirlpool Corp. 8,999 1,961,962
21,963,116
Household Products 1.3%
Church & Dwight Co., Inc. 35,316 3,009,630
Clorox Co. (The) 17,102 3,076,821
Colgate-Palmolive Co. 122,558 9,970,093
Kimberly-Clark Corp. 49,062 6,563,514
Procter & Gamble Co. (The) 353,815 47,740,258
70,360,316
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 94,900 2,474,043
Industrial Conglomerates 1.2%
3M Co. 83,774 16,640,030
General Electric Co. 1,268,677 17,076,392
Honeywell International, Inc. 100,376 22,017,476
Roper Technologies, Inc. 15,312 7,199,702
62,933,600
Insurance 1.8%
Aflac, Inc. 92,904 4,985,229
Allstate Corp. (The) 43,418 5,663,444
American International Group,
Inc. 123,018 5,855,657
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A(a) 32,728 7,814,137
Arthur J Gallagher & Co. 29,610 4,147,769
Assurant, Inc.(a) 8,581 1,340,181
Chubb Ltd. 64,989 10,329,352
Cincinnati Financial Corp. 21,366 2,491,703
Everest Re Group Ltd. 5,677 1,430,661
Globe Life, Inc. 13,749 1,309,592
Hartford Financial Services
Group, Inc. (The) 51,166 3,170,757
Lincoln National Corp. 23,611 1,483,715
Loews Corp. 30,608 1,672,727
Marsh & McLennan Cos., Inc. 73,529 10,344,060
MetLife, Inc. 108,259 6,479,301
Principal Financial Group, Inc. 36,046 2,277,747
Progressive Corp. (The) 85,278 8,375,152
Prudential Financial, Inc. 56,545 5,794,166
Travelers Cos., Inc. (The) 36,170 5,415,011
Unum Group 29,643 841,861
W R Berkley Corp. 19,899 1,481,082
Willis Towers Watson plc 19,015 4,373,830
97,077,134
Interactive Media & Services 6.3%
Alphabet, Inc., Class A* 43,464 106,129,960
Alphabet, Inc., Class C* 41,152 103,140,081
Facebook, Inc., Class A* 346,273 120,402,585
Twitter, Inc.* 116,082 7,987,602
337,660,228
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.* 61,952 213,124,793
eBay, Inc. 94,206 6,614,203
Etsy, Inc.* 18,943 3,899,227
223,638,223
IT Services 5.1%
Accenture plc, Class A 91,863 27,080,294
Akamai Technologies, Inc.* 23,219 2,707,335
Automatic Data Processing,
Inc. 61,506 12,216,322
Broadridge Financial
Solutions, Inc. 17,393 2,809,491
Cognizant Technology
Solutions Corp., Class A 77,331 5,355,945
DXC Technology Co.* 36,630 1,426,372
Fidelity National Information
Services, Inc.(a) 89,670 12,703,549
Fiserv, Inc.* 86,074 9,200,450
FleetCor Technologies, Inc.* 11,909 3,049,419
Gartner, Inc.* 12,050 2,918,510
Global Payments, Inc. 42,845 8,035,151
International Business
Machines Corp. 129,131 18,929,313
Jack Henry & Associates, Inc.
(a) 9,935 1,624,472
Mastercard , Inc., Class A 126,423 46,155,773
Paychex, Inc. 47,179 5,062,307
PayPal Holdings, Inc.* 169,770 49,484,560
VeriSign, Inc.* 14,339 3,264,847
Visa, Inc., Class A(a) 244,497 57,168,288

NVIT S&P 500 Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 58,704 1,348,431
270,540,829
Leisure Products 0.0%
†
Hasbro, Inc. 18,086 1,709,489
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. 43,694 6,458,410
Bio-Rad Laboratories, Inc.,
Class A* 3,095 1,994,078
Charles River Laboratories
International, Inc.* 7,525 2,783,648
Illumina, Inc.* 21,192 10,028,266
IQVIA Holdings, Inc.* 28,008 6,786,899
Mettler -Toledo International,
Inc.* 3,425 4,744,789
PerkinElmer, Inc. 15,926 2,459,134
Thermo Fisher Scientific, Inc. 56,800 28,653,896
Waters Corp.* 8,840 3,055,192
66,964,312
Machinery 1.6%
Caterpillar, Inc. 79,165 17,228,679
Cummins, Inc. 20,511 5,000,787
Deere & Co. 45,208 15,945,314
Dover Corp. 20,577 3,098,896
Fortive Corp. 50,160 3,498,158
IDEX Corp. 10,759 2,367,518
Illinois Tool Works, Inc. 41,799 9,344,584
Ingersoll Rand, Inc.* 53,077 2,590,688
Otis Worldwide Corp. 58,145 4,754,517
PACCAR, Inc. 51,154 4,565,494
Parker-Hannifin Corp. 18,917 5,809,600
Pentair plc(a) 21,833 1,473,509
Snap-on, Inc. 7,620 1,702,537
Stanley Black & Decker, Inc. 23,648 4,847,604
Westinghouse Air Brake
Technologies Corp. 25,546 2,102,436
Xylem, Inc. 25,735 3,087,171
87,417,492
Media 1.3%
Charter Communications, Inc.,
Class A*(a) 19,887 14,347,476
Comcast Corp., Class A 662,595 37,781,167
Discovery, Inc., Class A*(a) 22,892 702,327
Discovery, Inc., Class C* 42,123 1,220,724
DISH Network Corp., Class A* 35,309 1,475,916
Fox Corp., Class A 48,198 1,789,591
Fox Corp., Class B 22,089 777,533
Interpublic Group of Cos., Inc.
(The) 59,553 1,934,877
News Corp., Class A 56,666 1,460,283
News Corp., Class B 16,744 407,716
Omnicom Group, Inc. 29,231 2,338,188
ViacomCBS , Inc.(a) 87,518 3,955,814
68,191,612
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 211,796 7,859,750
Newmont Corp. 116,965 7,413,242
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 42,823 4,108,010
19,381,002
Multiline Retail 0.5%
Dollar General Corp. 34,136 7,386,689
Dollar Tree, Inc.* 32,037 3,187,682
Target Corp. 71,506 17,285,860
27,860,231
Multi-Utilities 0.7%
Ameren Corp. 37,106 2,969,964
CenterPoint Energy, Inc.(a) 83,892 2,057,032
CMS Energy Corp. 40,886 2,415,545
Consolidated Edison, Inc. 50,689 3,635,415
Dominion Energy, Inc. 116,908 8,600,922
DTE Energy Co. 27,639 3,582,014
NiSource, Inc. 55,683 1,364,234
Public Service Enterprise
Group, Inc. 72,230 4,315,020
Sempra Energy 45,534 6,032,344
WEC Energy Group, Inc. 45,041 4,006,397
38,978,887
Oil, Gas & Consumable Fuels 2.6%
APA Corp. 48,192 1,042,393
Cabot Oil & Gas Corp.(a) 55,441 968,000
Chevron Corp. 279,320 29,255,977
ConocoPhillips 195,847 11,927,082
Devon Energy Corp. 88,054 2,570,296
Diamondback Energy, Inc. 26,157 2,455,881
EOG Resources, Inc. 85,120 7,102,413
Exxon Mobil Corp. 611,825 38,593,921
Hess Corp. 39,670 3,463,984
Kinder Morgan, Inc. 286,172 5,216,916
Marathon Oil Corp. 103,922 1,415,418
Marathon Petroleum Corp. 95,352 5,761,168
Occidental Petroleum Corp. 123,037 3,847,367
ONEOK, Inc. 66,236 3,685,371
Phillips 66 64,061 5,497,715
Pioneer Natural Resources
Co.(a) 33,493 5,443,282
Valero Energy Corp.(a) 60,119 4,694,091
Williams Cos., Inc. (The) 178,898 4,749,742
137,691,017
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 33,513 10,659,815
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 322,844 21,572,436
Catalent , Inc.* 24,477 2,646,453
Eli Lilly & Co. 115,035 26,402,833
Johnson & Johnson 380,575 62,695,926
Merck & Co., Inc. 365,929 28,458,298
Organon & Co.* 36,002 1,089,421
Perrigo Co. plc 18,946 868,674
Pfizer, Inc. 808,971 31,679,304
Viatris , Inc. 179,364 2,563,112
Zoetis, Inc. 68,703 12,803,491
190,779,948

90 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services 0.4%
Equifax, Inc. 17,369 4,160,049
IHS Markit Ltd. 54,639 6,155,630
Jacobs Engineering Group,
Inc. 18,509 2,469,471
Leidos Holdings, Inc. 18,942 1,915,036
Nielsen Holdings plc 55,728 1,374,810
Robert Half International, Inc.
(a) 15,999 1,423,431
Verisk Analytics, Inc. 23,216 4,056,299
21,554,726
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 49,647 4,256,237
Road & Rail 1.0%
CSX Corp. 329,238 10,561,955
JB Hunt Transport Services,
Inc. 11,921 1,942,527
Kansas City Southern 13,406 3,798,858
Norfolk Southern Corp. 36,400 9,660,924
Old Dominion Freight Line, Inc. 13,750 3,489,750
Union Pacific Corp. 96,095 21,134,174
50,588,188
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.* 175,593 16,493,450
Analog Devices, Inc.(a) 53,688 9,242,926
Applied Materials, Inc. 132,619 18,884,946
Broadcom, Inc. 59,007 28,136,898
Enphase Energy, Inc.* 19,679 3,613,655
Intel Corp. 583,566 32,761,395
KLA Corp. 22,055 7,150,452
Lam Research Corp. 20,611 13,411,578
Maxim Integrated Products,
Inc.* 39,670 4,179,631
Microchip Technology, Inc. 39,530 5,919,222
Micron Technology, Inc.* 162,065 13,772,284
Monolithic Power Systems,
Inc. 6,500 2,427,425
NVIDIA Corp. 90,035 72,037,004
NXP Semiconductors NV 40,097 8,248,755
Qorvo , Inc.* 15,430 3,018,879
QUALCOMM, Inc. 163,017 23,300,020
Skyworks Solutions, Inc. 23,715 4,547,351
Teradyne, Inc. 24,795 3,321,538
Texas Instruments, Inc. 133,466 25,665,512
Xilinx, Inc. 36,227 5,239,873
301,372,794
Software 8.7%
Adobe, Inc.* 69,080 40,456,011
ANSYS, Inc.* 12,727 4,417,033
Autodesk, Inc.* 31,961 9,329,416
Cadence Design Systems,
Inc.* 39,829 5,449,404
Citrix Systems, Inc. 17,581 2,061,724
Fortinet, Inc.* 19,892 4,738,075
Intuit, Inc. 39,491 19,357,303
Microsoft Corp. 1,088,453 294,861,918
NortonLifeLock , Inc. 86,795 2,362,560
Oracle Corp. 262,221 20,411,283
Paycom Software, Inc.* 7,390 2,686,043
Common Stocks
Shares Value ($)
Software
PTC, Inc.* 14,976 2,115,510
salesforce.com, Inc.* 133,824 32,689,188
ServiceNow , Inc.* 28,535 15,681,409
Synopsys, Inc.* 22,381 6,172,456
Tyler Technologies, Inc.* 5,777 2,613,342
465,402,675
Specialty Retail 2.2%
Advance Auto Parts, Inc. 9,932 2,037,451
AutoZone, Inc.* 3,026 4,515,458
Best Buy Co., Inc. 31,310 3,600,024
CarMax, Inc.*(a) 23,254 3,003,254
Gap, Inc. (The) 29,374 988,435
Home Depot, Inc. (The) 153,783 49,039,861
L Brands, Inc. 33,683 2,427,197
Lowe's Cos., Inc. 102,159 19,815,781
O'Reilly Automotive, Inc.* 10,211 5,781,570
Ross Stores, Inc. 52,145 6,465,980
TJX Cos., Inc. (The) 174,289 11,750,564
Tractor Supply Co. 16,535 3,076,502
Ulta Beauty, Inc.* 7,572 2,618,171
115,120,248
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. 2,266,973 310,484,622
Hewlett Packard Enterprise
Co. 193,528 2,821,638
HP, Inc. 173,192 5,228,667
NetApp, Inc. 32,055 2,622,740
Seagate Technology Holdings
plc(a) 28,533 2,508,907
Western Digital Corp.* 45,365 3,228,627
326,895,201
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 50,717 946,886
NIKE, Inc., Class B 184,255 28,465,555
PVH Corp.* 9,872 1,062,129
Ralph Lauren Corp. 6,962 820,193
Tapestry, Inc.* 39,988 1,738,678
Under Armour , Inc., Class A* 26,578 562,125
Under Armour , Inc., Class
C*(a) 26,953 500,517
VF Corp. 47,564 3,902,151
37,998,234
Tobacco 0.7%
Altria Group, Inc. 268,614 12,807,516
Philip Morris International, Inc. 225,238 22,323,338
35,130,854
Trading Companies & Distributors 0.2%
Fastenal Co.(a) 84,995 4,419,740
United Rentals, Inc.* 10,300 3,285,803
WW Grainger, Inc. 6,532 2,861,016
10,566,559
Water Utilities 0.1%
American Water Works Co.,
Inc. 26,846 4,137,774

NVIT S&P 500 Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*(a) 84,691 12,265,798
Total Common Stocks
(cost $1,833,699,618) 5,253,430,966
Repurchase Agreements 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $967,549,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $986,898.(b)(c) 967,547 967,547
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $4,000,006,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$4,080,006.(b)(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,967,547) 5,967,547
Total Investments
(cost $1,839,667,165) — 98.6% 5,259,398,513
Other assets in excess of liabilities — 1.4% 73,577,891
NET ASSETS — 100.0%
$ 5,332,976,404
* Denotes a non-income producing security.
† Amount roun ds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $164,682,996, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,967,547 and by $162,709,189 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.25%, and maturity dates ranging
from 7/15/2021 – 5/15/2051, a total value of $168,676,736.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $5,967,547.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 340 9/2021 USD 72,906,200 784,194
784,194
As of June 30, 2021, the Fund had $3,633,000 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 97.0%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp.* 6,153 238,429
Aerojet Rocketdyne Holdings,
Inc. 13,451 649,549
AeroVironment, Inc.* 4,040 404,606
AerSale Corp.*(a) 1,375 17,132
Astronics Corp.* 4,341 76,011
Byrna Technologies, Inc.*(a) 1,882 42,759
Ducommun, Inc.* 1,944 106,065
Kaman Corp.(a) 4,996 251,798
Kratos Defense & Security
Solutions, Inc.*(a) 22,118 630,142
Maxar Technologies, Inc.(a) 12,906 515,207
Moog, Inc., Class A 5,251 441,399
National Presto Industries, Inc.
(a) 915 93,010
PAE, Inc.*(a) 12,423 110,565
Park Aerospace Corp.(a) 3,688 54,951
Parsons Corp.*(a) 4,670 183,811
Triumph Group, Inc.* 9,305 193,079
Vectrus, Inc.* 2,081 99,035
4,107,548
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 10,613 246,540
Atlas Air Worldwide Holdings,
Inc.*(a) 5,156 351,175
Echo Global Logistics, Inc.* 4,675 143,709
Forward Air Corp. 4,937 443,096
Hub Group, Inc., Class A* 5,962 393,373
Radiant Logistics, Inc.* 6,586 45,641
1,623,534
Airlines 0.3%
Allegiant Travel Co.* 2,718 527,292
Frontier Group Holdings,
Inc.*(a) 6,141 104,643
Hawaiian Holdings, Inc.*(a) 9,127 222,425
Mesa Air Group, Inc.* 6,093 56,848
SkyWest, Inc.* 8,972 386,424
Spirit Airlines, Inc.* 17,710 539,092
Sun Country Airlines Holdings,
Inc.*(a) 3,076 113,843
1,950,567
Auto Components 1.3%
Adient plc* 17,029 769,711
American Axle &
Manufacturing Holdings,
Inc.* 20,262 209,712
Cooper-Standard Holdings,
Inc.* 3,006 87,174
Dana, Inc. 26,148 621,276
Dorman Products, Inc.*(a) 4,812 498,860
Fox Factory Holding Corp.* 7,588 1,181,148
Gentherm, Inc.* 5,997 426,087
Goodyear Tire & Rubber Co.
(The)* 49,661 851,686
LCI Industries 4,463 586,527
Modine Manufacturing Co.* 8,931 148,165
Common Stocks
Shares Value ($)
Auto Components
Motorcar Parts of America,
Inc.*(a) 3,321 74,523
Patrick Industries, Inc. 4,079 297,767
Standard Motor Products, Inc. 3,741 162,172
Stoneridge, Inc.*(a) 4,671 137,795
Tenneco, Inc., Class A* 12,714 245,635
Visteon Corp.* 5,005 605,305
XL Fleet Corp.*(a) 6,884 57,344
XPEL, Inc. Reg. S* 3,228 270,732
7,231,619
Automobiles 0.3%
Arcimoto, Inc.*(a) 4,925 84,661
Canoo, Inc.*(a) 14,335 142,490
Fisker, Inc.*(a) 28,520 549,865
Lordstown Motors Corp.*(a) 20,148 222,837
Winnebago Industries, Inc. 5,810 394,848
Workhorse Group, Inc.*(a) 22,209 368,447
1,763,148
Banks 7.5%
1st Source Corp.(a) 3,504 162,796
Allegiance Bancshares, Inc. 3,172 121,932
Altabancorp(a) 3,254 140,931
Amalgamated Financial Corp.
(a) 2,402 37,543
Amerant Bancorp, Inc.*(a) 3,881 82,976
American National
Bankshares, Inc.(a) 1,983 61,651
Ameris Bancorp 11,880 601,484
Arrow Financial Corp. 2,526 90,810
Associated Banc-Corp. 27,062 554,230
Atlantic Capital Bancshares,
Inc.* 3,670 93,438
Atlantic Union Bankshares
Corp. 14,465 523,922
Banc of California, Inc. 8,109 142,232
BancFirst Corp. 3,246 202,648
Bancorp, Inc. (The)* 9,211 211,945
BancorpSouth Bank 18,644 528,185
Bank First Corp.(a) 1,148 80,096
Bank of Marin Bancorp 2,384 76,050
Bank of NT Butterfield & Son
Ltd. (The) 9,214 326,636
BankUnited, Inc. 16,331 697,170
Banner Corp. 5,471 296,583
Bar Harbor Bankshares 2,626 75,156
Berkshire Hills Bancorp, Inc.(a) 7,613 208,672
Blue Ridge Bankshares, Inc.
(a) 2,981 52,227
Boston Private Financial
Holdings, Inc. 14,139 208,550
Brookline Bancorp, Inc. 13,344 199,493
Bryn Mawr Bank Corp.(a) 3,745 158,002
Business First Bancshares,
Inc.(a) 3,461 79,430
Byline Bancorp, Inc. 4,644 105,094
Cadence Bancorp 19,363 404,299
Cambridge Bancorp(a) 1,188 98,592
Camden National Corp. 2,870 137,071
Capital Bancorp, Inc.* 1,347 27,546

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Banks
Capital City Bank Group, Inc.
(a) 2,494 64,320
Capstar Financial Holdings,
Inc. 3,602 73,841
Carter Bankshares, Inc.* 4,608 57,646
Cathay General Bancorp 14,319 563,596
CBTX, Inc.(a) 3,255 88,894
Central Pacific Financial Corp. 4,275 111,407
Century Bancorp, Inc., Class A 493 56,202
CIT Group, Inc. 17,866 921,707
Citizens & Northern Corp. 2,759 67,596
City Holding Co. 2,795 210,296
Civista Bancshares, Inc. 3,025 66,853
CNB Financial Corp. 2,818 64,307
Coastal Financial Corp.*(a) 1,704 48,666
Columbia Banking System,
Inc. 12,820 494,339
Community Bank System, Inc. 9,421 712,699
Community Trust Bancorp, Inc. 3,124 126,147
ConnectOne Bancorp, Inc. 6,964 182,248
CrossFirst Bankshares,
Inc.*(a) 8,567 117,796
Customers Bancorp, Inc.* 5,301 206,686
CVB Financial Corp. 23,096 475,547
Dime Community Bancshares,
Inc. 6,348 213,420
Eagle Bancorp, Inc. 5,628 315,618
Eastern Bankshares, Inc. 31,071 639,130
Enterprise Bancorp, Inc. 1,688 55,282
Enterprise Financial Services
Corp.(a) 5,231 242,666
Equity Bancshares, Inc., Class
A* 2,581 78,695
Farmers National Banc Corp. 4,886 75,782
FB Financial Corp. 6,081 226,943
Fidelity D&D Bancorp, Inc.(a) 707 38,249
Financial Institutions, Inc. 2,929 87,870
First Bancorp, Inc. (The) 2,016 59,371
First Bancorp/NC(a) 5,100 208,641
First Bancorp/PR 38,677 461,030
First Bancshares, Inc. (The)(a) 3,690 138,117
First Bank 2,813 38,088
First Busey Corp. 9,809 241,890
First Choice Bancorp(a) 1,966 59,865
First Commonwealth Financial
Corp. 14,809 208,363
First Community Bankshares,
Inc.(a) 3,157 94,236
First Financial Bancorp 17,145 405,136
First Financial Bankshares,
Inc.(a) 23,468 1,152,983
First Financial Corp. 2,330 95,111
First Foundation, Inc. 7,442 167,519
First Internet Bancorp 1,729 53,564
First Interstate BancSystem,
Inc., Class A 7,534 315,147
First Merchants Corp. 10,084 420,200
First Mid Bancshares, Inc.(a) 2,949 119,464
First Midwest Bancorp, Inc. 20,274 402,033
Common Stocks
Shares Value ($)
Banks
First of Long Island Corp.
(The) 4,323 91,777
Five Star Bancorp*(a) 902 21,783
Flushing Financial Corp. 5,383 115,358
Fulton Financial Corp.(a) 29,506 465,605
German American Bancorp,
Inc. 4,567 169,892
Glacier Bancorp, Inc. 17,286 952,113
Great Southern Bancorp, Inc. 2,204 118,796
Great Western Bancorp, Inc. 9,369 307,210
Guaranty Bancshares, Inc. 1,545 52,638
Hancock Whitney Corp. 15,687 697,130
Hanmi Financial Corp. 5,514 105,097
HarborOne Bancorp, Inc. 9,466 135,742
Hawthorn Bancshares, Inc. 43 986
HBT Financial, Inc. 1,923 33,479
Heartland Financial USA, Inc. 7,303 343,168
Heritage Commerce Corp. 10,831 120,549
Heritage Financial Corp. 5,919 148,093
Hilltop Holdings, Inc.(a) 11,684 425,298
Home BancShares, Inc. 27,724 684,228
HomeTrust Bancshares, Inc. 2,717 75,804
Hope Bancorp, Inc. 21,019 298,049
Horizon Bancorp, Inc. 8,394 146,307
Howard Bancorp, Inc.* 2,455 39,599
Independent Bank Corp./
MA(a) 5,623 424,537
Independent Bank Corp./MI 4,201 91,204
Independent Bank Group, Inc. 6,843 506,245
International Bancshares Corp. 9,812 421,327
Investors Bancorp, Inc. 39,205 559,063
Lakeland Bancorp, Inc. 9,814 171,549
Lakeland Financial Corp. 4,468 275,408
Live Oak Bancshares, Inc. 5,667 334,353
Macatawa Bank Corp. 4,756 41,615
Mercantile Bank Corp. 3,411 103,012
Metrocity Bankshares, Inc.(a) 3,402 59,569
Metropolitan Bank Holding
Corp.* 1,373 82,682
Mid Penn Bancorp, Inc. 1,735 47,626
Midland States Bancorp, Inc. 4,167 109,467
MidWestOne Financial Group,
Inc. 3,168 91,143
MVB Financial Corp. 1,754 74,826
National Bank Holdings Corp.,
Class A 5,105 192,663
NBT Bancorp, Inc. 7,564 272,077
Nicolet Bankshares, Inc.* 1,659 116,694
Northrim Bancorp, Inc. 1,166 49,846
OceanFirst Financial Corp. 11,024 229,740
OFG Bancorp 9,043 200,031
Old National Bancorp 27,950 492,200
Old Second Bancorp, Inc. 5,318 65,943
Origin Bancorp, Inc. 4,120 174,935
Orrstown Financial Services,
Inc. 2,157 49,762
Pacific Premier Bancorp, Inc. 14,779 625,004
Park National Corp.(a) 2,586 303,648
Peapack-Gladstone Financial
Corp. 3,499 108,714

94 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Peoples Bancorp, Inc. 3,573 105,832
Peoples Financial Services
Corp.(a) 1,299 55,337
Preferred Bank 2,456 155,391
Premier Financial Bancorp,
Inc. 2,326 39,193
Primis Financial Corp.(a) 4,937 75,339
QCR Holdings, Inc. 2,918 140,327
RBB Bancorp(a) 2,802 67,864
Red River Bancshares, Inc. 901 45,510
Reliant Bancorp, Inc. 2,714 75,259
Renasant Corp.(a) 9,671 386,840
Republic Bancorp, Inc., Class
A 1,872 86,355
Republic First Bancorp, Inc.* 8,842 35,280
S&T Bancorp, Inc. 6,754 211,400
Sandy Spring Bancorp, Inc. 8,753 386,270
Seacoast Banking Corp. of
Florida 9,096 310,628
ServisFirst Bancshares, Inc. 9,038 614,403
Sierra Bancorp 2,674 68,053
Silvergate Capital Corp., Class
A*(a) 4,112 465,972
Simmons First National Corp.,
Class A(a) 18,593 545,519
SmartFinancial, Inc. 2,666 64,011
South Plains Financial, Inc. 1,804 41,727
South State Corp. 12,774 1,044,402
Southern First Bancshares,
Inc.* 1,286 65,792
Southside Bancshares, Inc.(a) 5,643 215,732
Spirit of Texas Bancshares,
Inc. 2,337 53,377
Stock Yards Bancorp, Inc. 3,844 195,621
Summit Financial Group, Inc. 1,956 43,052
Texas Capital Bancshares,
Inc.* 9,138 580,172
Tompkins Financial Corp.(a) 2,581 200,182
Towne Bank 12,723 387,034
TriCo Bancshares 5,136 218,691
TriState Capital Holdings, Inc.* 5,169 105,396
Triumph Bancorp, Inc.* 4,227 313,855
Trustmark Corp.(a) 11,622 357,958
UMB Financial Corp. 7,940 738,896
United Bankshares, Inc.(a) 22,606 825,119
United Community Banks, Inc. 12,726 407,359
Univest Financial Corp. 6,142 161,965
Valley National Bancorp 73,359 985,211
Veritex Holdings, Inc. 7,888 279,314
Washington Trust Bancorp,
Inc. 3,305 169,712
WesBanco, Inc.(a) 12,026 428,486
West Bancorp, Inc.(a) 3,074 85,304
Westamerica Bancorp 4,479 259,916
42,035,236
Beverages 0.3%
Celsius Holdings, Inc.* 8,173 621,884
Coca-Cola Consolidated, Inc. 848 341,007
Common Stocks
Shares Value ($)
Beverages
Duckhorn Portfolio, Inc.
(The)*(a) 3,619 79,835
MGP Ingredients, Inc.(a) 2,530 171,129
National Beverage Corp.(a) 4,214 199,027
NewAge, Inc.*(a) 23,766 52,998
Primo Water Corp. 28,363 474,513
1,940,393
Biotechnology 9.9%
4D Molecular Therapeutics,
Inc.*(a) 1,745 42,020
89bio, Inc.*(a) 1,736 32,463
ACADIA Pharmaceuticals,
Inc.* 21,486 524,044
Adicet Bio, Inc.* 3,579 36,828
Adverum Biotechnologies,
Inc.*(a) 15,944 55,804
Aeglea BioTherapeutics,
Inc.*(a) 7,528 52,395
Affimed NV* 20,853 177,251
Agenus, Inc.*(a) 35,514 194,972
Agios Pharmaceuticals, Inc.* 11,054 609,186
Akebia Therapeutics, Inc.*(a) 28,730 108,887
Akero Therapeutics, Inc.*(a) 4,615 114,498
Akouos, Inc.*(a) 4,313 54,128
Albireo Pharma, Inc.*(a) 3,056 107,510
Aldeyra Therapeutics, Inc.* 8,681 98,356
Alector, Inc.*(a) 10,361 215,820
Aligos Therapeutics, Inc.*(a) 3,340 68,086
Alkermes plc* 28,777 705,612
Allakos, Inc.* 6,268 535,099
Allogene Therapeutics, Inc.*(a) 12,208 318,385
Allovir, Inc.*(a) 5,252 103,674
Alpine Immune Sciences, Inc.* 1,925 17,325
Altimmune, Inc.*(a) 5,827 57,396
ALX Oncology Holdings,
Inc.*(a) 3,184 174,101
Amicus Therapeutics, Inc.*(a) 47,364 456,589
AnaptysBio, Inc.* 3,494 90,599
Anavex Life Sciences
Corp.*(a) 11,182 255,621
Anika Therapeutics, Inc.*(a) 2,587 111,991
Annexon, Inc.*(a) 5,586 125,741
Apellis Pharmaceuticals, Inc.* 11,673 737,734
Applied Molecular Transport,
Inc.*(a) 4,415 201,942
Applied Therapeutics, Inc.*(a) 3,186 66,205
AquaBounty Technologies,
Inc.* 9,360 50,170
Arbutus Biopharma Corp.*(a) 13,872 42,032
Arcturus Therapeutics
Holdings, Inc.*(a) 3,805 128,761
Arcus Biosciences, Inc.*(a) 8,133 223,332
Arcutis Biotherapeutics,
Inc.*(a) 4,970 135,631
Ardelyx, Inc.*(a) 15,221 115,375
Arena Pharmaceuticals, Inc.* 11,014 751,155
Arrowhead Pharmaceuticals,
Inc.* 18,222 1,509,146
Atara Biotherapeutics, Inc.* 14,871 231,244

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Biotechnology
Athenex, Inc.*(a) 15,514 71,675
Athersys, Inc.*(a) 35,785 51,530
Atossa Therapeutics, Inc.* 21,055 133,068
Atreca, Inc., Class A*(a) 4,824 41,100
Avid Bioservices, Inc.* 10,923 280,175
Avidity Biosciences, Inc.*(a) 5,459 134,892
Avita Medical, Inc.*(a) 4,272 87,661
Avrobio, Inc.* 6,558 58,301
Beam Therapeutics, Inc.*(a) 8,441 1,086,441
Beyondspring, Inc.*(a) 4,036 42,136
BioAtla, Inc.*(a) 2,180 92,388
BioCryst Pharmaceuticals,
Inc.*(a) 32,007 506,031
Biohaven Pharmaceutical
Holding Co. Ltd.* 9,714 943,035
Biomea Fusion, Inc.*(a) 1,488 23,228
Bioxcel Therapeutics, Inc.*(a) 2,757 80,118
Black Diamond Therapeutics,
Inc.*(a) 4,054 49,418
Bluebird Bio, Inc.* 12,125 387,758
Blueprint Medicines Corp.* 10,502 923,756
Bolt Biotherapeutics, Inc.*(a) 2,116 32,713
Bridgebio Pharma, Inc.*(a) 19,329 1,178,296
Brooklyn ImmunoTherapeutics,
Inc.*(a) 4,232 76,218
C4 Therapeutics, Inc.*(a) 6,175 233,662
Cardiff Oncology, Inc.* 6,347 42,208
CareDx, Inc.* 9,029 826,334
Catalyst Pharmaceuticals,
Inc.*(a) 17,311 99,538
Celcuity, Inc.* 1,370 32,880
Celldex Therapeutics, Inc.*(a) 7,018 234,682
CEL-SCI Corp.*(a) 6,391 55,474
Cerevel Therapeutics
Holdings, Inc.* 6,237 159,792
ChemoCentryx, Inc.*(a) 9,748 130,526
Chimerix, Inc.* 13,098 104,784
Chinook Therapeutics, Inc.*(a) 5,590 78,931
Clene, Inc.*(a) 3,970 44,623
Clovis Oncology, Inc.*(a) 17,909 103,872
Codiak Biosciences, Inc.* 2,768 51,291
Cogent Biosciences, Inc.*(a) 6,588 53,429
Coherus Biosciences, Inc.*(a) 11,438 158,188
Constellation Pharmaceuticals,
Inc.*(a) 6,548 221,322
Cortexyme, Inc.*(a) 3,585 190,005
Crinetics Pharmaceuticals,
Inc.*(a) 6,524 122,977
Cue Biopharma, Inc.* 5,342 62,234
Cullinan Oncology, Inc.*(a) 2,375 61,156
Curis, Inc.*(a) 15,442 124,617
Cytokinetics, Inc.* 12,230 242,032
CytomX Therapeutics, Inc.* 11,578 73,289
Deciphera Pharmaceuticals,
Inc.* 7,120 260,663
Denali Therapeutics, Inc.* 16,342 1,281,866
DermTech, Inc.*(a) 4,253 176,797
Design Therapeutics, Inc.* 2,380 47,338
Dicerna Pharmaceuticals, Inc.* 12,444 464,410
Common Stocks
Shares Value ($)
Biotechnology
Dynavax Technologies
Corp.*(a) 19,414 191,228
Dyne Therapeutics, Inc.*(a) 5,374 113,069
Eagle Pharmaceuticals,
Inc.*(a) 2,052 87,826
Editas Medicine, Inc.*(a) 12,309 697,182
Eiger BioPharmaceuticals,
Inc.* 5,729 48,811
Emergent BioSolutions, Inc.* 8,795 553,997
Enanta Pharmaceuticals,
Inc.*(a) 3,456 152,099
Epizyme, Inc.*(a) 16,139 134,115
Esperion Therapeutics, Inc.*(a) 4,740 100,251
Evelo Biosciences, Inc.*(a) 5,445 74,814
Fate Therapeutics, Inc.* 14,406 1,250,297
FibroGen, Inc.*(a) 15,517 413,218
Finch Therapeutics Group,
Inc.*(a) 1,253 17,630
Flexion Therapeutics, Inc.*(a) 8,667 71,329
Foghorn Therapeutics, Inc.*(a) 3,414 36,427
Forma Therapeutics Holdings,
Inc.*(a) 5,765 143,491
Forte Biosciences, Inc.* 2,004 67,374
Fortress Biotech, Inc.*(a) 12,857 45,899
Frequency Therapeutics,
Inc.*(a) 5,746 57,230
G1 Therapeutics, Inc.*(a) 7,049 154,655
Gemini Therapeutics, Inc.*(a) 3,781 24,463
Generation Bio Co.*(a) 7,868 211,649
Geron Corp.*(a) 53,728 75,756
Global Blood Therapeutics,
Inc.* 10,736 375,975
Gossamer Bio, Inc.*(a) 11,183 90,806
Greenwich Lifesciences,
Inc.*(a) 717 32,222
Gritstone bio, Inc.*(a) 7,250 66,193
GT Biopharma, Inc.*(a) 4,251 65,891
Halozyme Therapeutics,
Inc.*(a) 25,308 1,149,236
Harpoon Therapeutics, Inc.* 3,320 46,048
Heron Therapeutics, Inc.*(a) 16,703 259,231
Homology Medicines, Inc.* 7,556 54,932
Hookipa Pharma, Inc.* 3,374 30,906
Humanigen, Inc.*(a) 8,041 139,753
iBio, Inc.*(a) 38,823 58,623
Ideaya Biosciences, Inc.*(a) 5,013 105,223
IGM Biosciences, Inc.*(a) 1,454 120,973
Immunic, Inc.*(a) 2,718 33,323
ImmunityBio, Inc.*(a) 11,954 170,703
ImmunoGen, Inc.* 35,124 231,467
Immunovant, Inc.*(a) 6,766 71,517
Impel Neuropharma, Inc.*(a) 746 6,602
Infinity Pharmaceuticals,
Inc.*(a) 15,537 46,456
Inhibrx, Inc.*(a) 4,977 136,967
Inovio Pharmaceuticals,
Inc.*(a) 37,198 344,825
Inozyme Pharma, Inc.*(a) 2,537 43,230
Insmed, Inc.*(a) 18,596 529,242
Instil Bio, Inc.*(a) 3,070 59,312

96 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Intellia Therapeutics, Inc.*(a) 11,477 1,858,241
Intercept Pharmaceuticals,
Inc.*(a) 5,054 100,928
Invitae Corp.*(a) 35,991 1,213,976
Ironwood Pharmaceuticals,
Inc.*(a) 26,222 337,477
iTeos Therapeutics, Inc.* 3,640 93,366
IVERIC bio, Inc.*(a) 16,192 102,172
Jounce Therapeutics, Inc.* 5,820 39,576
Kadmon Holdings, Inc.*(a) 31,129 120,469
KalVista Pharmaceuticals,
Inc.*(a) 3,577 85,705
Karuna Therapeutics, Inc.*(a) 3,985 454,250
Karyopharm Therapeutics,
Inc.*(a) 12,962 133,768
Keros Therapeutics, Inc.*(a) 2,796 118,746
Kezar Life Sciences, Inc.*(a) 6,053 32,868
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 5,252 73,160
Kinnate Biopharma, Inc.*(a) 2,429 56,547
Kodiak Sciences, Inc.*(a) 6,026 560,418
Kronos Bio, Inc.*(a) 6,934 166,069
Krystal Biotech, Inc.* 3,209 218,212
Kura Oncology, Inc.* 11,460 238,941
Kymera Therapeutics, Inc.*(a) 5,178 251,133
Lexicon Pharmaceuticals,
Inc.*(a) 12,115 55,608
Ligand Pharmaceuticals, Inc.* 2,708 355,263
Lineage Cell Therapeutics,
Inc.* 21,468 61,184
MacroGenics, Inc.*(a) 10,584 284,286
Madrigal Pharmaceuticals,
Inc.* 2,035 198,229
Magenta Therapeutics, Inc.*(a) 5,321 52,039
MannKind Corp.*(a) 44,358 241,751
MEI Pharma, Inc.* 19,626 55,934
MeiraGTx Holdings plc*(a) 5,272 81,716
Mersana Therapeutics, Inc.* 12,362 167,876
MiMedx Group, Inc.* 19,881 248,711
Mirum Pharmaceuticals, Inc.* 793 13,711
Molecular Templates, Inc.*(a) 6,596 51,581
Morphic Holding, Inc.*(a) 3,728 213,950
Mustang Bio, Inc.* 12,591 41,802
Myriad Genetics, Inc.* 13,777 421,301
Neoleukin Therapeutics,
Inc.*(a) 6,266 57,835
NexImmune, Inc.*(a) 1,161 18,948
Nkarta, Inc.* 2,590 82,077
Nurix Therapeutics, Inc.*(a) 5,626 149,258
Ocugen, Inc.*(a) 33,069 265,544
Olema Pharmaceuticals,
Inc.*(a) 2,196 61,444
Oncocyte Corp.*(a) 12,860 73,816
Oncorus, Inc.*(a) 3,620 49,956
Oncternal Therapeutics, Inc.* 7,842 37,250
OPKO Health, Inc.*(a) 70,904 287,161
Organogenesis Holdings,
Inc.*(a) 6,835 113,598
ORIC Pharmaceuticals,
Inc.*(a) 5,247 92,819
Common Stocks
Shares Value ($)
Biotechnology
Outlook Therapeutics, Inc.* 15,371 38,274
Oyster Point Pharma, Inc.*(a) 1,926 33,108
Passage Bio, Inc.*(a) 6,636 87,861
PMV Pharmaceuticals, Inc.*(a) 4,700 160,552
Portage Biotech, Inc.*(a) 614 12,869
Poseida Therapeutics, Inc.*(a) 5,325 53,357
Praxis Precision Medicines,
Inc.*(a) 4,361 79,719
Precigen, Inc.*(a) 16,972 110,657
Precision BioSciences, Inc.* 8,587 107,509
Prelude Therapeutics, Inc.*(a) 1,932 55,313
Prometheus Biosciences,
Inc.*(a) 2,001 49,145
Protagonist Therapeutics,
Inc.*(a) 7,424 333,189
Prothena Corp. plc* 6,136 315,452
PTC Therapeutics, Inc.* 12,526 529,474
Puma Biotechnology, Inc.* 5,713 52,445
Radius Health, Inc.*(a) 8,401 153,234
RAPT Therapeutics, Inc.*(a) 3,234 102,809
Recursion Pharmaceuticals,
Inc., Class A* 3,789 138,298
REGENXBIO, Inc.*(a) 7,176 278,788
Relay Therapeutics, Inc.*(a) 10,513 384,671
Reneo Pharmaceuticals,
Inc.*(a) 1,047 9,769
Replimune Group, Inc.*(a) 4,809 184,762
REVOLUTION Medicines,
Inc.*(a) 10,672 338,729
Rhythm Pharmaceuticals, Inc.* 7,899 154,662
Rigel Pharmaceuticals, Inc.*(a) 30,777 133,572
Rocket Pharmaceuticals,
Inc.*(a) 7,178 317,914
Rubius Therapeutics, Inc.*(a) 8,097 197,648
Sana Biotechnology, Inc.* 4,770 93,778
Sangamo Therapeutics,
Inc.*(a) 21,146 253,118
Scholar Rock Holding
Corp.*(a) 4,975 143,778
Selecta Biosciences, Inc.* 16,142 67,474
Sensei Biotherapeutics,
Inc.*(a) 1,380 13,469
Seres Therapeutics, Inc.* 12,479 297,624
Sesen Bio, Inc.* 30,700 141,834
Shattuck Labs, Inc.*(a) 4,744 137,529
Sigilon Therapeutics, Inc.* 1,317 14,131
Silverback Therapeutics,
Inc.*(a) 2,292 70,800
Solid Biosciences, Inc.* 10,667 39,041
Sorrento Therapeutics, Inc.*(a) 49,051 475,304
Spectrum Pharmaceuticals,
Inc.* 27,889 104,584
Spero Therapeutics, Inc.* 4,329 60,433
SpringWorks Therapeutics,
Inc.*(a) 5,243 432,076
Spruce Biosciences, Inc.*(a) 1,457 16,333
SQZ Biotechnologies Co.*(a) 4,029 58,219
Stoke Therapeutics, Inc.*(a) 3,417 115,016
Summit Therapeutics, Inc.*(a) 3,798 28,333

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Biotechnology
Surface Oncology, Inc.* 5,805 43,305
Sutro Biopharma, Inc.*(a) 7,764 144,333
Syndax Pharmaceuticals,
Inc.*(a) 8,063 138,442
Syros Pharmaceuticals,
Inc.*(a) 10,354 56,429
Talaris Therapeutics, Inc.* 1,560 22,916
Taysha Gene Therapies,
Inc.*(a) 3,961 83,973
TCR2 Therapeutics, Inc.* 5,472 89,796
TG Therapeutics, Inc.*(a) 23,034 893,489
Tonix Pharmaceuticals Holding
Corp.*(a) 58,153 64,550
Translate Bio, Inc.*(a) 12,105 333,372
Travere Therapeutics, Inc.*(a) 10,433 152,217
Trevena, Inc.* 28,947 48,920
Trillium Therapeutics, Inc.*(a) 17,510 169,847
Turning Point Therapeutics,
Inc.* 8,261 644,523
Twist Bioscience Corp.* 8,493 1,131,692
UroGen Pharma Ltd.*(a) 3,543 54,102
Vanda Pharmaceuticals,
Inc.*(a) 9,856 212,003
Vaxart, Inc.*(a) 21,452 160,675
Vaxcyte, Inc.*(a) 7,122 160,316
VBI Vaccines, Inc.*(a) 33,438 112,017
Veracyte, Inc.* 12,148 485,677
Verastem, Inc.*(a) 31,148 126,772
Vericel Corp.*(a) 8,376 439,740
Viking Therapeutics, Inc.*(a) 12,181 72,964
Vincerx Pharma, Inc.*(a) 721 9,366
Vir Biotechnology, Inc.*(a) 10,794 510,340
Viracta Therapeutics, Inc.*(a) 6,424 72,848
VistaGen Therapeutics,
Inc.*(a) 34,039 107,223
Vor BioPharma, Inc.*(a) 2,001 37,319
Werewolf Therapeutics,
Inc.*(a) 1,303 22,724
XBiotech, Inc.*(a) 2,657 44,000
Xencor, Inc.* 10,251 353,557
XOMA Corp.*(a) 1,053 35,802
Y-mAbs Therapeutics, Inc.*(a) 6,276 212,129
Zentalis Pharmaceuticals,
Inc.*(a) 5,971 317,657
ZIOPHARM Oncology, Inc.*(a) 38,224 100,911
55,381,702
Building Products 1.1%
AAON, Inc.(a) 7,534 471,553
American Woodmark Corp.* 3,052 249,318
Apogee Enterprises, Inc.(a) 4,560 185,729
Caesarstone Ltd. 4,077 60,176
Cornerstone Building Brands,
Inc.* 9,852 179,109
CSW Industrials, Inc. 2,470 292,596
Gibraltar Industries, Inc.* 5,901 450,305
Griffon Corp. 8,356 214,164
Insteel Industries, Inc. 3,314 106,545
JELD-WEN Holding, Inc.* 15,052 395,265
Masonite International Corp.* 4,407 492,659
Common Stocks
Shares Value ($)
Building Products
PGT Innovations, Inc.* 10,504 244,008
Quanex Building Products
Corp.(a) 6,058 150,481
Resideo Technologies, Inc.* 25,993 779,790
Simpson Manufacturing Co.,
Inc. 7,820 863,641
UFP Industries, Inc. 10,796 802,575
View, Inc.* 15,145 128,430
6,066,344
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 10,557 536,507
Assetmark Financial Holdings,
Inc.* 3,256 81,595
Associated Capital Group,
Inc., Class A 391 15,194
B. Riley Financial, Inc.(a) 3,597 271,574
BGC Partners, Inc., Class A(a) 59,692 338,454
Blucora, Inc.* 8,782 152,016
Brightsphere Investment
Group, Inc.(a) 10,467 245,242
Cohen & Steers, Inc. 4,514 370,554
Cowen, Inc., Class A(a) 4,657 191,170
Diamond Hill Investment
Group, Inc.(a) 540 90,347
Donnelley Financial Solutions,
Inc.* 5,319 175,527
Federated Hermes, Inc., Class
B 17,132 580,946
Focus Financial Partners, Inc.,
Class A* 9,306 451,341
GAMCO Investors, Inc., Class
A 1,001 25,125
GCM Grosvenor, Inc., Class
A(a) 5,733 59,738
Greenhill & Co., Inc. 2,644 41,141
Hamilton Lane, Inc., Class A 6,130 558,566
Houlihan Lokey, Inc. 9,371 766,454
Moelis & Co., Class A 10,998 625,676
Open Lending Corp., Class
A*(a) 18,647 803,499
Oppenheimer Holdings, Inc.,
Class A 1,645 83,632
Piper Sandler Cos.(a) 3,215 416,535
PJT Partners, Inc., Class A 4,338 309,646
Pzena Investment
Management, Inc., Class
A(a) 3,204 35,276
Sculptor Capital Management,
Inc.(a) 3,863 94,991
StepStone Group, Inc., Class
A 6,677 229,689
StoneX Group, Inc.* 3,051 185,104
Value Line, Inc. 289 8,959
Virtus Investment Partners,
Inc. 1,328 368,879
WisdomTree Investments, Inc. 24,935 154,597
8,267,974

98 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals 1.8%
AdvanSix, Inc.* 4,891 146,045
American Vanguard Corp. 5,212 91,262
Amyris, Inc.*(a) 30,038 491,722
Avient Corp. 16,398 806,126
Balchem Corp. 5,799 761,177
Cabot Corp. 9,950 566,454
Chase Corp.(a) 1,303 133,701
Danimer Scientific, Inc.* 12,342 309,167
Ferro Corp.*(a) 14,777 318,740
FutureFuel Corp.(a) 4,802 46,099
GCP Applied Technologies,
Inc.* 8,771 204,014
Hawkins, Inc. 3,428 112,267
HB Fuller Co. 9,384 596,916
Ingevity Corp.* 7,229 588,152
Innospec, Inc. 4,454 403,577
Intrepid Potash, Inc.*(a) 1,783 56,806
Koppers Holdings, Inc.*(a) 3,675 118,886
Kraton Corp.*(a) 5,639 182,083
Kronos Worldwide, Inc.(a) 3,991 57,151
Livent Corp.*(a) 26,465 512,363
Marrone Bio Innovations,
Inc.*(a) 17,361 28,819
Minerals Technologies, Inc. 6,077 478,078
Orion Engineered Carbons
SA* 10,831 205,681
PQ Group Holdings, Inc. 9,150 140,544
PureCycle Technologies,
Inc.*(a) 5,911 139,795
Quaker Chemical Corp.(a) 2,427 575,660
Rayonier Advanced Materials,
Inc.* 11,107 74,306
Sensient Technologies Corp. 7,636 660,972
Stepan Co. 3,882 466,888
Tredegar Corp.(a) 4,689 64,568
Trinseo SA(a) 6,998 418,760
Tronox Holdings plc, Class A 20,551 460,342
Valhi, Inc. 328 7,980
Zymergen, Inc.*(a) 3,318 132,753
10,357,854
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 12,120 537,522
ACCO Brands Corp. 16,601 143,267
Brady Corp., Class A 8,519 477,405
BrightView Holdings, Inc.* 7,313 117,885
Brink's Co. (The) 8,747 672,119
Casella Waste Systems, Inc.,
Class A* 8,848 561,229
CECO Environmental Corp.* 5,736 41,070
Cimpress plc* 3,164 343,009
CompX International, Inc. 256 5,317
CoreCivic, Inc.*(a) 21,645 226,623
Covanta Holding Corp. 21,631 380,922
Deluxe Corp.(a) 7,589 362,526
Ennis, Inc. 4,844 104,243
Harsco Corp.* 14,102 287,963
Healthcare Services Group,
Inc.(a) 13,517 426,732
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Heritage-Crystal Clean,
Inc.*(a) 2,825 83,846
Herman Miller, Inc. 10,641 501,617
HNI Corp.(a) 7,905 347,583
Interface, Inc. 10,530 161,109
KAR Auction Services, Inc.*(a) 22,372 392,629
Kimball International, Inc.,
Class B 6,445 84,752
Knoll, Inc. 8,575 222,864
Matthews International Corp.,
Class A 5,608 201,664
Montrose Environmental
Group, Inc.*(a) 4,031 216,303
NL Industries, Inc. 1,251 8,131
Pitney Bowes, Inc. 29,248 256,505
RR Donnelley & Sons Co.*(a) 12,606 79,166
SP Plus Corp.*(a) 4,164 127,377
Steelcase, Inc., Class A 16,112 243,452
Team, Inc.* 4,847 32,475
Tetra Tech, Inc. 9,698 1,183,544
UniFirst Corp. 2,713 636,578
US Ecology, Inc.*(a) 5,710 214,239
Viad Corp.* 3,662 182,551
VSE Corp. 1,895 93,821
9,958,038
Communications Equipment 0.7%
ADTRAN, Inc.(a) 8,679 179,221
Aviat Networks, Inc.* 1,212 39,717
CalAmp Corp.*(a) 6,310 80,263
Calix, Inc.* 9,820 466,450
Cambium Networks Corp.* 1,606 77,650
Casa Systems, Inc.*(a) 5,741 50,923
Clearfield, Inc.* 2,032 76,098
Comtech Telecommunications
Corp.(a) 4,581 110,677
Digi International, Inc.*(a) 6,030 121,263
DZS, Inc.* 3,036 62,997
EchoStar Corp., Class A* 7,316 177,706
EMCORE Corp.*(a) 6,486 59,801
Extreme Networks, Inc.* 22,330 249,203
Harmonic, Inc.*(a) 16,338 139,200
Infinera Corp.*(a) 32,034 326,747
Inseego Corp.*(a) 14,990 151,249
KVH Industries, Inc.* 2,780 34,194
NETGEAR, Inc.* 5,402 207,005
NetScout Systems, Inc.*(a) 12,667 361,516
Plantronics, Inc.* 6,155 256,848
Ribbon Communications, Inc.* 12,627 96,092
Viavi Solutions, Inc.* 41,332 729,923
4,054,743
Construction & Engineering 1.3%
Ameresco, Inc., Class A*(a) 5,553 348,284
API Group Corp. Reg. S*(a)(b) 32,360 676,000
Arcosa, Inc.(a) 8,725 512,507
Argan, Inc. 2,648 126,548
Comfort Systems USA, Inc. 6,419 505,753
Concrete Pumping Holdings,
Inc.* 4,739 40,139

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Construction & Engineering
Construction Partners, Inc.,
Class A*(a) 5,103 160,234
Dycom Industries, Inc.*(a) 5,364 399,779
EMCOR Group, Inc. 9,720 1,197,407
Fluor Corp.*(a) 25,551 452,253
Granite Construction, Inc.(a) 8,284 344,035
Great Lakes Dredge & Dock
Corp.*(a) 11,467 167,533
HC2 Holdings, Inc.* 8,326 33,137
IES Holdings, Inc.*(a) 1,514 77,759
Infrastructure and Energy
Alternatives, Inc.* 3,666 47,145
Matrix Service Co.* 4,727 49,633
MYR Group, Inc.* 2,984 271,305
Northwest Pipe Co.*(a) 1,633 46,132
NV5 Global, Inc.*(a) 2,287 216,144
Primoris Services Corp. 9,542 280,821
Sterling Construction Co., Inc.* 4,950 119,444
Tutor Perini Corp.* 7,349 101,784
WillScot Mobile Mini Holdings
Corp.* 31,664 882,476
7,056,252
Construction Materials 0.2%
Forterra, Inc.*(a) 5,249 123,404
Summit Materials, Inc., Class
A*(a) 21,089 734,951
United States Lime & Minerals,
Inc.(a) 366 50,907
US Concrete, Inc.*(a) 2,916 215,201
1,124,463
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 960 38,112
Curo Group Holdings Corp.(a) 3,782 64,294
Encore Capital Group, Inc.*(a) 5,557 263,346
Enova International, Inc.* 6,531 223,426
EZCORP, Inc., Class A* 8,674 52,304
FirstCash, Inc. 7,268 555,566
Green Dot Corp., Class A* 9,109 426,757
LendingClub Corp.*(a) 17,357 314,682
LendingTree, Inc.* 2,087 442,194
Navient Corp.(a) 31,788 614,462
Nelnet, Inc., Class A 3,073 231,182
Oportun Financial Corp.* 3,743 74,972
PRA Group, Inc.* 8,183 314,800
PROG Holdings, Inc. 12,065 580,689
Regional Management Corp. 1,473 68,553
World Acceptance Corp.* 784 125,628
4,390,967
Containers & Packaging 0.2%
Greif, Inc., Class A 4,615 279,438
Greif, Inc., Class B 1,114 65,726
Myers Industries, Inc. 6,478 136,038
O-I Glass, Inc.* 28,419 464,082
Pactiv Evergreen, Inc.(a) 7,660 115,436
Ranpak Holdings Corp.* 6,282 157,239
UFP Technologies, Inc.* 1,278 73,383
1,291,342
Common Stocks
Shares Value ($)
Distributors 0.1%
Core-Mark Holding Co., Inc. 8,054 362,511
Funko, Inc., Class A*(a) 4,740 100,867
Greenlane Holdings, Inc.,
Class A*(a) 2,817 12,592
475,970
Diversified Consumer Services 0.6%
2U, Inc.* 12,872 536,376
Adtalem Global Education,
Inc.* 8,913 317,660
American Public Education,
Inc.* 3,295 93,381
Carriage Services, Inc. 2,972 109,875
Coursera, Inc.*(a) 2,170 85,845
Graham Holdings Co., Class B 689 436,757
Houghton Mifflin Harcourt Co.* 22,829 252,032
Laureate Education, Inc.,
Class A* 19,116 277,373
OneSpaWorld Holdings
Ltd.*(a) 9,491 91,968
Perdoceo Education Corp.* 12,503 153,412
Regis Corp.*(a) 4,242 39,705
Strategic Education, Inc. 4,399 334,588
Stride, Inc.*(a) 7,240 232,621
Vivint Smart Home, Inc.*(a) 16,461 217,285
WW International, Inc.* 9,451 341,559
3,520,437
Diversified Financial Services 0.1%
Alerus Financial Corp. 2,649 76,848
A-Mark Precious Metals, Inc.
(a) 1,544 71,796
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,606 86,164
Cannae Holdings, Inc.* 15,640 530,352
Marlin Business Services
Corp. 1,498 34,095
799,255
Diversified Telecommunication Services 0.7%
Anterix, Inc.*(a) 2,002 120,100
ATN International, Inc. 1,984 90,252
Bandwidth, Inc., Class A*(a) 4,110 566,851
Cincinnati Bell, Inc.* 8,127 125,318
Cogent Communications
Holdings, Inc. 7,696 591,746
Consolidated Communications
Holdings, Inc.*(a) 13,165 115,720
Globalstar, Inc.*(a) 108,519 193,164
IDT Corp., Class B* 3,616 133,647
Iridium Communications, Inc.* 21,509 860,145
Liberty Latin America Ltd.,
Class A* 8,284 114,816
Liberty Latin America Ltd.,
Class C* 27,354 385,692
Ooma, Inc.*(a) 3,949 74,478
ORBCOMM, Inc.* 13,437 151,032
Radius Global Infrastructure,
Inc.*(a) 7,887 114,362
3,637,323

100 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electric Utilities 0.5%
ALLETE, Inc. 9,462 662,151
MGE Energy, Inc. 6,612 492,197
Otter Tail Corp. 7,512 366,661
PNM Resources, Inc. 15,389 750,521
Portland General Electric Co. 16,166 744,929
Spark Energy, Inc., Class A(a) 2,151 24,371
3,040,830
Electrical Equipment 1.0%
Advent Technologies Holdings,
Inc.*(a) 2,899 27,946
Allied Motion Technologies,
Inc. 2,024 69,889
American Superconductor
Corp.* 4,857 84,463
Array Technologies, Inc.* 22,881 356,944
Atkore, Inc.* 8,440 599,240
AZZ, Inc. 4,514 233,735
Babcock & Wilcox Enterprises,
Inc.* 9,838 77,523
Beam Global*(a) 1,565 59,955
Bloom Energy Corp., Class
A*(a) 25,008 671,965
Encore Wire Corp. 3,651 276,709
EnerSys 7,745 756,919
Eos Energy Enterprises, Inc.* 3,140 56,394
FTC Solar, Inc.*(a) 3,326 44,269
FuelCell Energy, Inc.*(a) 58,455 520,250
GrafTech International Ltd. 30,491 354,305
Powell Industries, Inc. 1,599 49,489
Preformed Line Products Co. 520 38,584
Romeo Power, Inc.*(a) 7,472 60,822
Stem, Inc.*(a) 11,254 405,257
Thermon Group Holdings, Inc.* 5,852 99,718
TPI Composites, Inc.*(a) 6,413 310,518
Vicor Corp.*(a) 3,794 401,178
5,556,072
Electronic Equipment, Instruments & Components 2.2%
908 Devices, Inc.*(a) 1,299 50,336
Advanced Energy Industries,
Inc. 6,922 780,179
Aeva Technologies, Inc.* 4,448 47,015
Akoustis Technologies, Inc.*(a) 7,816 83,709
Arlo Technologies, Inc.*(a) 14,681 99,390
Badger Meter, Inc.(a) 5,266 516,700
Belden, Inc. 7,958 402,436
Benchmark Electronics, Inc. 6,447 183,482
CTS Corp. 5,692 211,515
Daktronics, Inc.* 6,328 41,702
ePlus, Inc.* 2,375 205,889
Fabrinet* 6,672 639,645
FARO Technologies, Inc.* 3,263 253,764
Identiv, Inc.*(a) 3,629 61,693
II-VI, Inc.*(a) 18,792 1,364,111
Insight Enterprises, Inc.* 6,302 630,263
Iteris, Inc.* 7,317 48,658
Itron, Inc.*(a) 8,133 813,137
Kimball Electronics, Inc.* 4,328 94,091
Knowles Corp.* 16,168 319,156
Luna Innovations, Inc.*(a) 5,322 57,637
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Methode Electronics, Inc. 6,860 337,581
MicroVision, Inc.*(a) 28,439 476,353
Napco Security Technologies,
Inc.*(a) 2,573 93,580
nLight, Inc.* 7,618 276,381
Novanta, Inc.* 6,342 854,648
OSI Systems, Inc.* 3,014 306,343
Ouster, Inc.*(a) 5,197 64,911
PAR Technology Corp.*(a) 4,259 297,874
PC Connection, Inc.(a) 1,972 91,244
Plexus Corp.* 5,083 464,637
Rogers Corp.* 3,370 676,696
Sanmina Corp.*(a) 11,517 448,702
ScanSource, Inc.* 4,547 127,907
TTM Technologies, Inc.*(a) 18,932 270,728
Velodyne Lidar, Inc.*(a) 12,653 134,628
Vishay Intertechnology, Inc. 24,005 541,313
Vishay Precision Group, Inc.* 2,230 75,909
12,443,943
Energy Equipment & Services 0.9%
Archrock, Inc. 24,434 217,707
Aspen Aerogels, Inc.*(a) 3,886 116,269
Bristow Group, Inc.* 1,210 30,988
Cactus, Inc., Class A(a) 9,840 361,325
ChampionX Corp.* 36,437 934,609
DMC Global, Inc.*(a) 3,324 186,842
Dril-Quip, Inc.* 6,316 213,670
Frank's International NV* 29,656 89,858
FTS International, Inc., Class
A* 1,532 43,340
Helix Energy Solutions Group,
Inc.*(a) 25,675 146,604
Helmerich & Payne, Inc. 18,881 616,087
Liberty Oilfield Services, Inc.,
Class A* 15,628 221,292
Nabors Industries Ltd.*(a) 1,269 144,971
National Energy Services
Reunited Corp.*(a) 5,296 75,468
Newpark Resources, Inc.* 16,272 56,301
NexTier Oilfield Solutions, Inc.* 31,113 148,098
Oceaneering International,
Inc.* 17,973 279,840
Oil States International,
Inc.*(a) 10,918 85,706
Patterson-UTI Energy, Inc. 33,730 335,276
ProPetro Holding Corp.* 15,333 140,450
RPC, Inc.*(a) 12,091 59,850
Select Energy Services, Inc.,
Class A* 10,593 63,982
Solaris Oilfield Infrastructure,
Inc., Class A 5,650 55,031
TETRA Technologies, Inc.* 21,764 94,456
Tidewater, Inc.* 7,399 89,158
US Silica Holdings, Inc.* 13,192 152,500
4,959,678
Entertainment 1.1%
AMC Entertainment Holdings,
Inc., Class A*(a) 73,150 4,146,142

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Entertainment
Chicken Soup For The Soul
Entertainment, Inc.*(a) 2,028 83,959
Cinemark Holdings, Inc.*(a) 19,458 427,103
CuriosityStream, Inc.*(a) 4,654 63,481
Eros STX Global Corp.* 56,317 86,165
IMAX Corp.* 8,979 193,048
Liberty Media Corp.-Liberty
Braves, Class C* 6,576 182,616
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,768 49,893
Lions Gate Entertainment
Corp., Class A* 11,403 236,042
Lions Gate Entertainment
Corp., Class B* 19,578 358,278
LiveXLive Media, Inc.*(a) 9,575 45,194
Madison Square Garden
Entertainment Corp.* 3,388 284,490
Marcus Corp. (The)*(a) 4,121 87,406
6,243,817
Equity Real Estate Investment Trusts (REITs) 5.9%
Acadia Realty Trust 15,048 330,454
Agree Realty Corp. 12,241 862,868
Alexander & Baldwin, Inc. 13,555 248,328
Alexander's, Inc.(a) 401 107,448
American Assets Trust, Inc. 9,195 342,882
American Finance Trust, Inc. 20,987 177,970
Apartment Investment and
Management Co., Class A 26,754 179,519
Apple Hospitality REIT, Inc. 37,719 575,592
Armada Hoffler Properties, Inc. 10,725 142,535
Ashford Hospitality Trust,
Inc.*(a) 19,949 90,967
Braemar Hotels & Resorts,
Inc.*(a) 8,045 49,959
Brandywine Realty Trust 30,481 417,894
Broadstone Net Lease, Inc.(a) 25,700 601,637
BRT Apartments Corp. 2,078 36,032
CareTrust REIT, Inc. 16,319 379,090
CatchMark Timber Trust, Inc.,
Class A(a) 9,096 106,423
Centerspace 2,441 192,595
Chatham Lodging Trust*(a) 8,795 113,192
City Office REIT, Inc. 7,988 99,291
Clipper Realty, Inc. 2,512 18,463
Columbia Property Trust, Inc. 20,966 364,599
Community Healthcare Trust,
Inc. 4,305 204,315
CorePoint Lodging, Inc.* 7,265 77,735
Corporate Office Properties
Trust 3,344 93,599
CTO Realty Growth, Inc. 1,094 58,551
DiamondRock Hospitality Co.* 35,681 346,106
DigitalBridge Group, Inc.*(a) 89,445 706,615
Diversified Healthcare Trust 43,043 179,920
Easterly Government
Properties, Inc. 15,441 325,496
EastGroup Properties, Inc. 7,211 1,185,849
Empire State Realty Trust,
Inc., Class A 25,806 309,672
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Equity Commonwealth 21,056 551,667
Essential Properties Realty
Trust, Inc.(a) 21,184 572,815
Farmland Partners, Inc. 4,877 58,768
Four Corners Property Trust,
Inc. 13,080 361,139
Franklin Street Properties
Corp. 18,751 98,630
GEO Group, Inc. (The)(a) 20,885 148,701
Getty Realty Corp. 7,158 222,972
Gladstone Commercial Corp.
(a) 7,100 160,176
Gladstone Land Corp.(a) 4,628 111,350
Global Medical REIT, Inc. 10,571 156,028
Global Net Lease, Inc. 18,046 333,851
Healthcare Realty Trust, Inc. 25,809 779,432
Hersha Hospitality Trust*(a) 5,979 64,334
Independence Realty Trust,
Inc.(a) 19,173 349,524
Indus Realty Trust, Inc.(a) 777 51,010
Industrial Logistics Properties
Trust 12,210 319,169
Innovative Industrial
Properties, Inc.(a) 4,288 819,094
iStar, Inc.(a) 12,783 264,992
Kite Realty Group Trust 15,290 336,533
Lexington Realty Trust(a) 50,140 599,173
LTC Properties, Inc.(a) 7,314 280,784
Macerich Co. (The)(a) 35,571 649,171
Mack-Cali Realty Corp. 16,164 277,213
Monmouth Real Estate
Investment Corp.(a) 17,766 332,579
National Health Investors, Inc. 7,971 534,456
National Storage Affiliates
Trust 12,801 647,219
NETSTREIT Corp. 7,241 166,977
New Senior Investment Group,
Inc. 15,128 132,824
NexPoint Residential Trust,
Inc. 4,071 223,824
Office Properties Income
Trust(a) 8,886 260,449
One Liberty Properties, Inc.(a) 3,054 86,703
Outfront Media, Inc.* 26,217 629,994
Paramount Group, Inc. 33,699 339,349
Pebblebrook Hotel Trust 23,596 555,686
Physicians Realty Trust 39,457 728,771
Piedmont Office Realty Trust,
Inc., Class A 22,766 420,488
Plymouth Industrial REIT, Inc. 5,448 109,069
Postal Realty Trust, Inc., Class
A 2,258 41,186
PotlatchDeltic Corp. 11,930 634,079
Preferred Apartment
Communities, Inc., Class
A(a) 9,253 90,217
PS Business Parks, Inc. 3,687 545,971
QTS Realty Trust, Inc., Class A 12,399 958,443

102 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Retail Opportunity Investments
Corp. 21,376 377,500
Retail Properties of America,
Inc., Class A 39,016 446,733
Retail Value, Inc. 3,200 69,600
RLJ Lodging Trust 29,784 453,610
RPT Realty 14,735 191,260
Ryman Hospitality Properties,
Inc.* 9,689 765,043
Sabra Health Care REIT, Inc.
(a) 39,098 711,584
Safehold, Inc.(a) 3,260 255,910
Saul Centers, Inc.(a) 2,243 101,944
Seritage Growth Properties,
Class A*(a) 6,614 121,698
Service Properties Trust 29,730 374,598
SITE Centers Corp. 31,346 472,071
STAG Industrial, Inc.(a) 29,202 1,093,031
Summit Hotel Properties,
Inc.*(a) 18,917 176,496
Sunstone Hotel Investors, Inc.* 39,262 487,634
Tanger Factory Outlet Centers,
Inc.(a) 17,933 338,037
Terreno Realty Corp. 12,472 804,693
UMH Properties, Inc.(a) 7,512 163,912
Uniti Group, Inc.(a) 35,352 374,378
Universal Health Realty
Income Trust(a) 2,352 144,766
Urban Edge Properties 21,104 403,086
Urstadt Biddle Properties, Inc.,
Class A(a) 5,579 108,121
Washington REIT 15,581 358,363
Whitestone REIT 7,477 61,685
Xenia Hotels & Resorts, Inc.* 20,467 383,347
33,169,506
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 5,699 173,990
BJ's Wholesale Club Holdings,
Inc.* 24,625 1,171,658
Chefs' Warehouse, Inc.
(The)*(a) 5,654 179,967
HF Foods Group, Inc.*(a) 6,759 35,755
Ingles Markets, Inc., Class
A(a) 2,536 147,773
MedAvail Holdings, Inc.*(a) 2,006 24,573
Natural Grocers by Vitamin
Cottage, Inc.(a) 1,615 17,345
Performance Food Group Co.* 23,726 1,150,474
PriceSmart, Inc. 4,227 384,699
Rite Aid Corp.*(a) 9,901 161,386
SpartanNash Co. 6,426 124,086
Sprouts Farmers Market, Inc.* 21,270 528,560
United Natural Foods, Inc.*(a) 10,040 371,279
Village Super Market, Inc.,
Class A(a) 1,556 36,582
Weis Markets, Inc.(a) 2,921 150,899
4,659,026
Food Products 1.0%
AppHarvest, Inc.*(a) 8,585 137,360
Common Stocks
Shares Value ($)
Food Products
B&G Foods, Inc.(a) 11,537 378,414
Calavo Growers, Inc. 3,057 193,875
Cal-Maine Foods, Inc. 6,420 232,468
Fresh Del Monte Produce, Inc. 6,007 197,510
Hostess Brands, Inc.*(a) 23,726 384,124
J & J Snack Foods Corp. 2,670 465,675
John B Sanfilippo & Son, Inc. 1,587 140,561
Laird Superfood, Inc.*(a) 1,071 31,991
Lancaster Colony Corp. 3,432 664,126
Landec Corp.*(a) 4,530 50,962
Limoneira Co.(a) 2,804 49,210
Mission Produce, Inc.* 6,562 135,899
Sanderson Farms, Inc. 3,651 686,278
Seneca Foods Corp., Class A* 1,127 57,567
Simply Good Foods Co. (The)* 15,345 560,246
Tattooed Chef, Inc.*(a) 8,382 179,794
Tootsie Roll Industries, Inc.(a) 2,814 95,423
TreeHouse Foods, Inc.* 9,294 413,769
Utz Brands, Inc.(a) 10,549 229,863
Vital Farms, Inc.*(a) 4,416 88,143
Whole Earth Brands, Inc.* 6,576 95,352
5,468,610
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A 6,577 495,906
Chesapeake Utilities Corp.(a) 3,114 374,707
New Jersey Resources Corp. 17,381 687,766
Northwest Natural Holding Co. 5,508 289,280
ONE Gas, Inc. 9,503 704,362
South Jersey Industries, Inc.
(a) 18,547 480,924
Southwest Gas Holdings, Inc. 10,425 690,031
Spire, Inc. 9,118 658,958
4,381,934
Health Care Equipment & Supplies 3.6%
Accelerate Diagnostics,
Inc.*(a) 5,925 47,755
Accuray, Inc.* 16,401 74,133
Acutus Medical, Inc.*(a) 2,786 47,306
Alphatec Holdings, Inc.* 12,361 189,371
AngioDynamics, Inc.* 6,655 180,550
Apyx Medical Corp.* 5,719 58,963
Asensus Surgical, Inc.*(a) 41,942 132,956
Aspira Women's Health,
Inc.*(a) 13,388 75,241
AtriCure, Inc.* 8,062 639,558
Atrion Corp. 249 154,612
Avanos Medical, Inc.*(a) 8,673 315,437
Axogen, Inc.* 6,832 147,640
Axonics, Inc.*(a) 7,474 473,926
BioLife Solutions, Inc.*(a) 4,378 194,865
Bioventus, Inc., Class A*(a) 1,463 25,749
Butterfly Network, Inc.* 5,849 84,694
Cardiovascular Systems, Inc.* 7,117 303,540
Cerus Corp.*(a) 30,095 177,861
ClearPoint Neuro, Inc.*(a) 3,325 63,474
CONMED Corp.(a) 5,211 716,148
CryoLife, Inc.*(a) 6,856 194,710
CryoPort, Inc.* 7,302 460,756

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cutera, Inc.*(a) 3,174 155,621
CytoSorbents Corp.*(a) 7,402 55,885
DarioHealth Corp.*(a) 2,400 51,264
Eargo, Inc.*(a) 3,458 138,009
Glaukos Corp.*(a) 8,080 685,426
Haemonetics Corp.* 9,052 603,225
Heska Corp.*(a) 1,717 394,446
Inari Medical, Inc.* 6,098 568,821
Inogen, Inc.* 3,528 229,920
Integer Holdings Corp.*(a) 5,911 556,816
Intersect ENT, Inc.* 5,965 101,942
Invacare Corp.*(a) 6,198 50,018
iRadimed Corp.* 1,287 37,851
iRhythm Technologies, Inc.* 5,304 351,920
Lantheus Holdings, Inc.*(a) 12,168 336,324
LeMaitre Vascular, Inc.(a) 3,233 197,278
LivaNova plc* 8,835 743,112
Meridian Bioscience, Inc.* 7,642 169,500
Merit Medical Systems, Inc.* 9,272 599,528
Mesa Laboratories, Inc. 865 234,562
Misonix, Inc.*(a) 2,235 49,572
Natus Medical, Inc.*(a) 6,037 156,841
Neogen Corp.* 19,358 891,242
Neuronetics, Inc.*(a) 4,437 71,081
NeuroPace, Inc.*(a) 1,189 28,286
Nevro Corp.*(a) 6,225 1,032,043
NuVasive, Inc.*(a) 9,311 631,100
OraSure Technologies, Inc.*(a) 12,770 129,488
Ortho Clinical Diagnostics
Holdings plc* 15,939 341,254
Orthofix Medical, Inc.* 3,347 134,248
OrthoPediatrics Corp.*(a) 2,482 156,813
Outset Medical, Inc.*(a) 8,197 409,686
PAVmed, Inc.* 12,952 82,893
Pulmonx Corp.*(a) 4,553 200,878
Pulse Biosciences, Inc.*(a) 2,578 42,279
Quotient Ltd.*(a) 14,073 51,226
Retractable Technologies,
Inc.*(a) 3,092 35,744
SeaSpine Holdings Corp.* 5,675 116,394
Senseonics Holdings, Inc.*(a) 74,599 286,460
Shockwave Medical, Inc.* 6,061 1,149,954
SI-BONE, Inc.*(a) 5,759 181,236
Sientra, Inc.*(a) 10,327 82,203
Silk Road Medical, Inc.* 6,076 290,797
Soliton, Inc.*(a) 1,685 37,896
STAAR Surgical Co.* 8,451 1,288,777
Stereotaxis, Inc.* 8,917 85,960
Surmodics, Inc.* 2,424 131,502
Tactile Systems Technology,
Inc.*(a) 3,435 178,620
Talis Biomedical Corp.*(a) 2,574 28,391
TransMedics Group, Inc.*(a) 4,668 154,884
Treace Medical Concepts,
Inc.* 1,934 60,457
Utah Medical Products, Inc. 624 53,065
Vapotherm, Inc.*(a) 4,103 96,995
Varex Imaging Corp.*(a) 6,900 185,058
ViewRay, Inc.* 24,439 161,297
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex, Inc.*(a) 3,489 54,184
20,089,517
Health Care Providers & Services 3.1%
1Life Healthcare, Inc.*(a) 20,926 691,814
Accolade, Inc.*(a) 9,045 491,234
AdaptHealth Corp.*(a) 14,166 388,290
Addus HomeCare Corp.* 2,768 241,480
Agiliti, Inc.* 3,928 85,905
Alignment Healthcare, Inc.*(a) 4,608 107,689
AMN Healthcare Services,
Inc.* 8,476 822,002
Apollo Medical Holdings,
Inc.*(a) 6,514 409,144
Apria, Inc.* 1,327 37,156
Aveanna Healthcare Holdings,
Inc.* 6,862 84,883
Biodesix, Inc.*(a) 2,103 27,781
Brookdale Senior Living,
Inc.*(a) 33,413 263,963
Castle Biosciences, Inc.* 3,824 280,414
Community Health Systems,
Inc.* 22,288 344,127
CorVel Corp.* 1,588 213,268
Covetrus, Inc.* 18,696 504,792
Cross Country Healthcare,
Inc.* 6,457 106,605
Ensign Group, Inc. (The) 9,459 819,812
Exagen, Inc.* 1,870 28,031
Fulgent Genetics, Inc.*(a) 3,641 335,809
Hanger, Inc.* 6,694 169,224
HealthEquity, Inc.*(a) 14,704 1,183,378
InfuSystem Holdings, Inc.* 3,149 65,468
Innovage Holding Corp.*(a) 3,223 68,682
Joint Corp. (The)* 2,466 206,947
LHC Group, Inc.*(a) 5,497 1,100,829
Magellan Health, Inc.* 4,196 395,263
MEDNAX, Inc.*(a) 13,707 413,266
ModivCare, Inc.*(a) 2,244 381,637
National HealthCare Corp.(a) 2,239 156,506
National Research Corp. 2,455 112,684
Ontrak, Inc.*(a) 1,550 50,344
Option Care Health, Inc.* 19,896 435,126
Owens & Minor, Inc. 13,047 552,280
Patterson Cos., Inc.(a) 15,451 469,556
Pennant Group, Inc. (The)*(a) 4,614 188,713
PetIQ, Inc.*(a) 4,742 183,041
Privia Health Group, Inc.* 3,507 155,606
Progyny, Inc.*(a) 11,323 668,057
R1 RCM, Inc.* 23,604 524,953
RadNet, Inc.* 8,044 271,002
Select Medical Holdings Corp. 19,876 839,960
Sharps Compliance Corp.* 2,554 26,306
SOC Telemed, Inc.*(a) 7,091 40,348
Surgery Partners, Inc.*(a) 5,696 379,468
Tenet Healthcare Corp.* 19,082 1,278,303
Tivity Health, Inc.* 7,917 208,296
Triple-S Management Corp.,
Class B*(a) 4,057 90,349
US Physical Therapy, Inc. 2,309 267,544

104 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Viemed Healthcare, Inc.* 6,207 44,380
17,211,715
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.*(a) 25,202 466,489
American Well Corp., Class A* 34,938 439,520
Castlight Health, Inc., Class B* 20,730 54,520
Computer Programs &
Systems, Inc.(a) 2,432 80,815
Evolent Health, Inc., Class
A*(a) 13,983 295,321
Forian, Inc.*(a) 3,172 39,872
Health Catalyst, Inc.*(a) 8,045 446,578
HealthStream, Inc.* 4,598 128,468
iCAD, Inc.* 3,931 68,046
Inovalon Holdings, Inc., Class
A* 13,591 463,181
Inspire Medical Systems, Inc.* 4,834 934,219
Multiplan Corp.*(a) 71,568 681,327
NantHealth, Inc.*(a) 5,112 11,860
NextGen Healthcare, Inc.* 10,056 166,829
Omnicell, Inc.* 7,741 1,172,375
OptimizeRx Corp.*(a) 3,034 187,805
Phreesia, Inc.* 6,880 421,744
Schrodinger, Inc.*(a) 8,141 615,541
Simulations Plus, Inc.(a) 2,744 150,673
Tabula Rasa HealthCare,
Inc.*(a) 4,036 201,800
Vocera Communications,
Inc.*(a) 6,165 245,675
7,272,658
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*(a) 10,045 119,234
Bally's Corp.* 5,867 317,463
Biglari Holdings, Inc., Class B* 149 23,761
BJ's Restaurants, Inc.*(a) 4,042 198,624
Bloomin' Brands, Inc.*(a) 15,940 432,612
Bluegreen Vacations Holding
Corp.* 2,484 44,712
Brinker International, Inc.* 8,175 505,624
Carrols Restaurant Group,
Inc.* 6,289 37,797
Century Casinos, Inc.* 4,899 65,793
Cheesecake Factory, Inc.
(The)* 7,809 423,092
Chuy's Holdings, Inc.*(a) 3,556 132,496
Cracker Barrel Old Country
Store, Inc. 4,269 633,776
Dave & Buster's
Entertainment, Inc.* 7,777 315,746
Del Taco Restaurants, Inc. 5,300 53,053
Denny's Corp.* 11,223 185,067
Dine Brands Global, Inc.*(a) 2,932 261,681
Drive Shack, Inc.*(a) 14,723 48,733
El Pollo Loco Holdings, Inc.* 3,390 62,003
ESC Co.*^∞ 10,425 0
Esports Technologies, Inc.* 414 8,719
Everi Holdings, Inc.* 15,068 375,796
Fiesta Restaurant Group, Inc.* 3,155 42,372
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Full House Resorts, Inc.* 5,768 57,334
GAN Ltd.*(a) 7,205 118,450
Golden Entertainment, Inc.*(a) 3,056 136,909
Golden Nugget Online
Gaming, Inc.* 5,710 72,860
Hall of Fame Resort &
Entertainment Co.*(a) 9,887 38,856
Hilton Grand Vacations, Inc.* 15,428 638,565
International Game
Technology plc*(a) 18,005 431,400
Jack in the Box, Inc. 4,136 460,916
Kura Sushi USA, Inc., Class A* 607 23,072
Lindblad Expeditions Holdings,
Inc.*(a) 5,481 87,751
Monarch Casino & Resort,
Inc.* 2,331 154,242
Nathan's Famous, Inc. 498 35,517
NEOGAMES SA*(a) 1,006 61,839
Noodles & Co.*(a) 7,239 90,343
ONE Group Hospitality, Inc.
(The)*(a) 3,393 37,391
Papa John's International, Inc. 5,955 621,940
PlayAGS, Inc.* 4,938 48,886
RCI Hospitality Holdings, Inc.
(a) 1,505 99,631
Red Robin Gourmet Burgers,
Inc.*(a) 2,795 92,542
Red Rock Resorts, Inc., Class
A* 11,123 472,727
Rush Street Interactive,
Inc.*(a) 9,365 114,815
Ruth's Hospitality Group,
Inc.*(a) 6,036 139,009
Scientific Games Corp.* 17,273 1,337,621
SeaWorld Entertainment, Inc.* 9,278 463,343
Shake Shack, Inc., Class A*(a) 6,732 720,459
Target Hospitality Corp.* 4,907 18,205
Texas Roadhouse, Inc. 12,564 1,208,657
Wingstop, Inc. 5,365 845,685
12,917,119
Household Durables 1.8%
Aterian, Inc.* 3,528 51,615
Bassett Furniture Industries,
Inc. 1,603 39,033
Beazer Homes USA, Inc.* 5,140 99,151
Casper Sleep, Inc.*(a) 5,178 42,667
Cavco Industries, Inc.* 1,667 370,391
Century Communities, Inc. 5,382 358,118
Ethan Allen Interiors, Inc. 4,039 111,476
Flexsteel Industries, Inc.(a) 1,140 46,045
GoPro, Inc., Class A*(a) 22,506 262,195
Green Brick Partners, Inc.*(a) 5,491 124,865
Hamilton Beach Brands
Holding Co., Class A 1,307 29,107
Helen of Troy Ltd.*(a) 4,394 1,002,359
Hooker Furniture Corp. 2,089 72,363
Hovnanian Enterprises, Inc.,
Class A*(a) 905 96,192

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc.(a) 4,248 519,785
iRobot Corp.*(a) 5,027 469,472
KB Home 16,099 655,551
Landsea Homes Corp.* 866 7,248
La-Z-Boy, Inc. 8,266 306,173
Legacy Housing Corp.*(a) 1,523 25,754
LGI Homes, Inc.*(a) 3,984 645,169
Lifetime Brands, Inc. 2,192 32,814
Lovesac Co. (The)*(a) 2,292 182,879
M/I Homes, Inc.* 5,125 300,684
MDC Holdings, Inc. 10,278 520,067
Meritage Homes Corp.* 6,705 630,806
Purple Innovation, Inc.* 8,991 237,452
Skyline Champion Corp.* 9,473 504,911
Sonos, Inc.* 21,610 761,320
Taylor Morrison Home Corp.* 22,538 595,454
TRI Pointe Group, Inc.* 21,145 453,137
Tupperware Brands Corp.*(a) 8,894 211,232
Universal Electronics, Inc.* 2,368 114,848
VOXX International Corp.*(a) 2,851 39,943
Vuzix Corp.*(a) 10,519 193,024
10,113,300
Household Products 0.3%
Central Garden & Pet Co.* 1,736 91,886
Central Garden & Pet Co.,
Class A* 7,366 355,778
Energizer Holdings, Inc. 12,192 524,012
Oil-Dri Corp. of America 1,006 34,385
WD-40 Co.(a) 2,458 629,961
1,636,022
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 6,383 160,979
Clearway Energy, Inc., Class
C(a) 14,717 389,706
Ormat Technologies, Inc.(a) 8,135 565,627
Sunnova Energy International,
Inc.*(a) 15,454 581,998
1,698,310
Industrial Conglomerates 0.1%
Raven Industries, Inc. 6,420 371,397
Insurance 1.8%
Ambac Financial Group,
Inc.*(a) 8,255 129,273
American Equity Investment
Life Holding Co. 15,383 497,179
American National Group, Inc. 1,335 198,314
AMERISAFE, Inc. 3,554 212,138
Argo Group International
Holdings Ltd. 5,818 301,547
BRP Group, Inc., Class A* 8,322 221,781
Citizens, Inc.*(a) 9,044 47,843
CNO Financial Group, Inc. 23,932 565,274
Crawford & Co., Class A 2,898 26,285
Donegal Group, Inc., Class A 2,606 37,969
eHealth, Inc.* 4,401 257,018
Employers Holdings, Inc. 4,361 186,651
Common Stocks
Shares Value ($)
Insurance
Enstar Group Ltd.*(a) 2,464 588,699
Genworth Financial, Inc.,
Class A* 90,415 352,618
Goosehead Insurance, Inc.,
Class A(a) 3,186 405,578
Greenlight Capital Re Ltd.,
Class A*(a) 5,065 46,243
HCI Group, Inc.(a) 1,047 104,103
Heritage Insurance Holdings,
Inc. 4,542 38,970
Horace Mann Educators Corp. 7,362 275,486
Independence Holding Co. 852 39,465
Investors Title Co. 252 44,007
James River Group Holdings
Ltd. 5,583 209,474
Kinsale Capital Group, Inc. 3,881 639,472
Maiden Holdings Ltd.* 12,052 40,615
MBIA, Inc.*(a) 8,735 96,085
MetroMile, Inc.*(a) 6,605 60,436
National Western Life Group,
Inc., Class A(a) 453 101,649
NI Holdings, Inc.*(a) 1,981 37,659
Palomar Holdings, Inc.*(a) 4,422 333,684
ProAssurance Corp. 9,603 218,468
ProSight Global, Inc.* 1,730 22,075
RLI Corp. 7,219 755,035
Safety Insurance Group, Inc. 2,558 200,240
Selective Insurance Group,
Inc. 10,751 872,444
Selectquote, Inc.* 24,114 464,436
SiriusPoint Ltd.* 16,108 162,208
State Auto Financial Corp. 3,105 53,158
Stewart Information Services
Corp. 4,725 267,860
Tiptree, Inc. 4,193 38,995
Trean Insurance Group, Inc.* 3,094 46,657
Trupanion, Inc.* 6,616 761,502
United Fire Group, Inc.(a) 3,777 104,736
United Insurance Holdings
Corp. 3,818 21,763
Universal Insurance Holdings,
Inc. 4,819 66,888
Watford Holdings Ltd.* 3,198 111,898
10,263,878
Interactive Media & Services 0.5%
Cargurus, Inc.*(a) 16,675 437,385
Cars.com, Inc.* 12,291 176,130
Eventbrite, Inc., Class A*(a) 13,482 256,158
EverQuote, Inc., Class A* 3,386 110,654
fuboTV, Inc.* 23,625 758,599
Liberty TripAdvisor Holdings,
Inc., Class A* 13,061 53,158
MediaAlpha, Inc., Class A* 3,719 156,570
QuinStreet, Inc.* 8,908 165,511
TrueCar, Inc.* 17,758 100,333
Yelp, Inc.* 13,071 522,317
2,736,815

106 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A*(a) 4,788 152,594
CarParts.com, Inc.* 8,513 173,325
Duluth Holdings, Inc., Class
B*(a) 2,151 44,418
Groupon, Inc.*(a) 4,189 180,797
Lands' End, Inc.*(a) 2,574 105,663
Liquidity Services, Inc.* 4,765 121,269
Overstock.com, Inc.*(a) 7,733 712,983
PetMed Express, Inc.(a) 3,552 113,131
Porch Group, Inc.*(a) 2,851 55,138
Quotient Technology, Inc.*(a) 15,954 172,463
RealReal, Inc. (The)*(a) 14,149 279,584
Revolve Group, Inc.* 6,448 444,267
Shutterstock, Inc. 4,208 413,099
Stamps.com, Inc.* 3,197 640,327
Stitch Fix, Inc., Class A* 10,629 640,929
4,249,987
IT Services 1.5%
BigCommerce Holdings, Inc.,
Series 1* 8,438 547,795
Brightcove, Inc.* 7,217 103,564
Cantaloupe, Inc.*(a) 10,375 123,047
Cass Information Systems,
Inc.(a) 2,597 105,828
Conduent, Inc.* 30,095 225,712
CONTRA
BMTECHNOLOGIES*∞ 738 9,181
CSG Systems International,
Inc. 5,899 278,315
DigitalOcean Holdings, Inc.* 2,307 128,246
EVERTEC, Inc. 10,918 476,571
Evo Payments, Inc., Class
A*(a) 8,503 235,873
ExlService Holdings, Inc.* 5,918 628,847
GreenBox POS* 3,114 37,150
GreenSky, Inc., Class A*(a) 12,756 70,796
Grid Dynamics Holdings,
Inc.*(a) 5,469 82,199
Hackett Group, Inc. (The) 4,491 80,928
I3 Verticals, Inc., Class A*(a) 3,667 110,817
IBEX Holdings Ltd.* 961 18,759
International Money Express,
Inc.*(a) 5,657 84,006
Limelight Networks, Inc.*(a) 22,357 70,424
LiveRamp Holdings, Inc.* 11,695 547,911
Marathon Digital Holdings,
Inc.*(a) 17,145 537,839
MAXIMUS, Inc. 11,032 970,485
MoneyGram International,
Inc.*(a) 13,997 141,090
Paya Holdings, Inc.*(a) 14,629 161,212
Perficient, Inc.* 5,869 471,985
Priority Technology Holdings,
Inc.*(a) 1,568 11,979
Rackspace Technology,
Inc.*(a) 9,633 188,903
Repay Holdings Corp.* 13,811 332,016
StarTek, Inc.* 3,210 22,887
Common Stocks
Shares Value ($)
IT Services
Sykes Enterprises, Inc.* 6,924 371,819
TTEC Holdings, Inc. 3,307 340,919
Tucows, Inc., Class A*(a) 1,675 134,536
Unisys Corp.* 11,798 298,607
Verra Mobility Corp.*(a) 24,199 371,939
8,322,185
Leisure Products 0.6%
Acushnet Holdings Corp. 6,165 304,551
American Outdoor Brands,
Inc.* 2,525 88,729
AMMO, Inc.*(a) 11,807 115,591
Callaway Golf Co.* 20,791 701,280
Clarus Corp. 3,410 87,637
Escalade, Inc.(a) 1,777 40,782
Genius Brands International,
Inc.*(a) 50,547 93,007
Johnson Outdoors, Inc., Class
A 945 114,345
Latham Group, Inc.* 4,029 128,767
Malibu Boats, Inc., Class A* 3,723 273,008
Marine Products Corp.(a) 1,385 21,384
MasterCraft Boat Holdings,
Inc.* 3,325 87,414
Nautilus, Inc.*(a) 5,341 89,996
Smith & Wesson Brands, Inc. 9,550 331,385
Sturm Ruger & Co., Inc. 3,080 277,138
Vista Outdoor, Inc.*(a) 10,508 486,310
3,241,324
Life Sciences Tools & Services 1.0%
Akoya Biosciences, Inc.* 1,268 24,523
Berkeley Lights, Inc.* 8,594 385,097
Bionano Genomics, Inc.*(a) 50,516 370,282
ChromaDex Corp.*(a) 8,466 83,475
Codexis, Inc.*(a) 10,836 245,544
Fluidigm Corp.*(a) 13,493 83,117
Harvard Bioscience, Inc.*(a) 6,872 57,244
Inotiv, Inc.* 2,292 61,151
Luminex Corp. 8,189 301,355
Medpace Holdings, Inc.*(a) 5,214 920,949
NanoString Technologies, Inc.* 8,166 529,075
NeoGenomics, Inc.*(a) 20,378 920,474
Pacific Biosciences of
California, Inc.*(a) 34,930 1,221,502
Personalis, Inc.* 6,398 161,869
Quanterix Corp.* 5,547 325,387
Seer, Inc.*(a) 2,722 89,227
5,780,271
Machinery 3.8%
AgEagle Aerial Systems,
Inc.*(a) 11,950 62,976
Alamo Group, Inc. 1,776 271,160
Albany International Corp.,
Class A 5,550 495,393
Altra Industrial Motion Corp.(a) 11,659 758,068
Astec Industries, Inc. 4,078 256,669
Barnes Group, Inc. 8,576 439,520
Blue Bird Corp.*(a) 2,789 69,334
Chart Industries, Inc.*(a) 6,560 959,859

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Machinery
CIRCOR International, Inc.*(a) 3,327 108,460
Columbus McKinnon Corp. 4,908 236,762
Commercial Vehicle Group,
Inc.* 5,630 59,847
Desktop Metal, Inc., Class
A*(a) 14,948 171,902
Douglas Dynamics, Inc. 4,058 165,120
Energy Recovery, Inc.*(a) 7,574 172,536
Enerpac Tool Group Corp. 10,903 290,238
EnPro Industries, Inc. 3,742 363,535
ESCO Technologies, Inc. 4,594 430,963
Evoqua Water Technologies
Corp.* 20,811 702,996
ExOne Co. (The)*(a) 3,048 65,959
Federal Signal Corp. 10,883 437,823
Franklin Electric Co., Inc. 8,332 671,726
Gorman-Rupp Co. (The) 3,864 133,076
Greenbrier Cos., Inc. (The)(a) 5,824 253,810
Helios Technologies, Inc. 5,811 453,548
Hillenbrand, Inc. 13,529 596,358
Hydrofarm Holdings Group,
Inc.*(a) 2,024 119,639
Hyliion Holdings Corp.*(a) 21,048 245,209
Hyster-Yale Materials
Handling, Inc. 1,786 130,342
John Bean Technologies Corp. 5,639 804,234
Kadant, Inc. 2,081 366,443
Kennametal, Inc. 15,026 539,734
Lindsay Corp. 1,976 326,593
Luxfer Holdings plc 4,969 110,560
Lydall, Inc.* 3,132 189,549
Manitowoc Co., Inc. (The)* 6,134 150,283
Mayville Engineering Co., Inc.* 1,580 31,774
Meritor, Inc.* 12,598 295,045
Miller Industries, Inc.(a) 1,952 76,987
Mueller Industries, Inc. 10,128 438,644
Mueller Water Products, Inc.,
Class A(a) 28,769 414,849
Navistar International Corp.* 9,006 400,767
Nikola Corp.*(a) 35,992 650,015
NN, Inc.*(a) 7,679 56,441
Omega Flex, Inc.(a) 546 80,104
Park-Ohio Holdings Corp.(a) 1,549 49,785
Proto Labs, Inc.*(a) 4,987 457,807
RBC Bearings, Inc.* 4,450 887,419
REV Group, Inc. 5,083 79,752
Rexnord Corp.(a) 21,544 1,078,062
Shyft Group, Inc. (The)(a) 6,197 231,830
SPX Corp.* 7,884 481,555
SPX FLOW, Inc. 7,592 495,302
Standex International Corp. 2,197 208,517
Tennant Co.(a) 3,335 266,300
Terex Corp. 12,278 584,678
Titan International, Inc.* 8,922 75,659
TriMas Corp.* 7,651 232,055
Trinity Industries, Inc. 15,531 417,629
Wabash National Corp.(a) 9,288 148,608
Watts Water Technologies,
Inc., Class A 4,942 721,087
Common Stocks
Shares Value ($)
Machinery
Welbilt, Inc.* 23,507 544,187
21,015,082
Marine 0.1%
Costamare, Inc. 9,567 112,986
Eagle Bulk Shipping, Inc.*(a) 1,489 70,459
Genco Shipping & Trading Ltd. 5,777 109,070
Matson, Inc.(a) 7,732 494,848
Safe Bulkers, Inc.* 9,753 39,110
826,473
Media 1.2%
Advantage Solutions, Inc.* 13,623 146,992
AMC Networks, Inc., Class A* 5,234 349,631
Boston Omaha Corp., Class
A*(a) 3,126 99,125
Cardlytics, Inc.* 5,745 729,213
Clear Channel Outdoor
Holdings, Inc.* 64,970 171,521
comScore, Inc.* 12,302 61,510
Daily Journal Corp.* 218 73,793
Digital Media Solutions,
Inc.*(a) 437 4,230
Emerald Holding, Inc.*(a) 4,244 22,875
Entercom Communications
Corp.* 21,198 91,363
Entravision Communications
Corp., Class A 10,723 71,630
EW Scripps Co. (The), Class A 10,274 209,487
Fluent, Inc.* 7,726 22,637
Gannett Co., Inc.*(a) 25,292 138,853
Gray Television, Inc. 15,384 359,986
Hemisphere Media Group,
Inc.* 2,947 34,775
iHeartMedia, Inc., Class A*(a) 20,098 541,239
John Wiley & Sons, Inc., Class
A 7,722 464,710
Loral Space &
Communications, Inc.(a) 2,278 88,500
Magnite, Inc.*(a) 18,900 639,576
MDC Partners, Inc., Class A* 9,487 55,499
Meredith Corp.*(a) 7,212 313,289
MSG Networks, Inc., Class
A*(a) 5,458 79,578
National CineMedia, Inc. 10,991 55,724
Scholastic Corp. 5,304 200,969
Sinclair Broadcast Group, Inc.,
Class A(a) 8,349 277,354
TechTarget, Inc.*(a) 4,580 354,904
TEGNA, Inc. 39,747 745,654
Thryv Holdings, Inc.*(a) 1,128 40,349
WideOpenWest, Inc.*(a) 9,427 195,233
6,640,199
Metals & Mining 1.2%
Allegheny Technologies, Inc.* 22,932 478,132
Arconic Corp.*(a) 19,823 706,095
Carpenter Technology Corp.(a) 8,586 345,329
Century Aluminum Co.* 9,191 118,472
Coeur Mining, Inc.* 43,594 387,115
Commercial Metals Co.(a) 21,540 661,709

108 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Compass Minerals
International, Inc. 6,154 364,686
Constellium SE* 21,966 416,256
Gatos Silver, Inc.*(a) 6,214 108,683
Haynes International, Inc.(a) 2,286 80,879
Hecla Mining Co. 95,552 710,907
Kaiser Aluminum Corp.(a) 2,853 352,317
Materion Corp. 3,674 276,836
MP Materials Corp.*(a) 13,093 482,608
Novagold Resources, Inc.* 42,675 341,827
Olympic Steel, Inc.(a) 1,640 48,199
Perpetua Resources Corp.* 4,690 34,237
PolyMet Mining Corp.* 4,795 17,310
Ryerson Holding Corp.* 2,880 42,048
Schnitzer Steel Industries,
Inc., Class A 4,669 229,014
SunCoke Energy, Inc. 15,035 107,350
TimkenSteel Corp.* 8,143 115,223
Warrior Met Coal, Inc.(a) 9,174 157,793
Worthington Industries, Inc. 6,215 380,234
6,963,259
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc. 1,252 25,854
Apollo Commercial Real
Estate Finance, Inc.(a) 25,510 406,885
Arbor Realty Trust, Inc. 22,870 407,543
Ares Commercial Real Estate
Corp. 6,760 99,304
ARMOUR Residential REIT,
Inc. 12,654 144,509
Blackstone Mortgage Trust,
Inc., Class A(a) 24,925 794,858
Brightspire Capital, Inc.(a) 15,034 141,320
Broadmark Realty Capital, Inc.
(a) 23,121 244,851
Capstead Mortgage Corp. 17,304 106,247
Chimera Investment Corp.(a) 41,305 622,053
Dynex Capital, Inc. 5,383 100,447
Ellington Financial, Inc.(a) 7,400 141,710
Granite Point Mortgage Trust,
Inc. 9,734 143,576
Great Ajax Corp.(a) 3,797 49,285
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 13,825 776,274
Invesco Mortgage Capital, Inc.
(a) 44,579 173,858
KKR Real Estate Finance
Trust, Inc.(a) 5,814 125,757
Ladder Capital Corp. 20,389 235,289
MFA Financial, Inc. 79,792 366,245
New York Mortgage Trust, Inc. 68,191 304,814
Orchid Island Capital, Inc.(a) 16,856 87,483
PennyMac Mortgage
Investment Trust 17,602 370,698
Ready Capital Corp.(a) 10,548 167,397
Redwood Trust, Inc.(a) 20,243 244,333
TPG RE Finance Trust, Inc.(a) 10,783 145,031
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Two Harbors Investment Corp.
(a) 49,714 375,838
6,801,459
Multiline Retail 0.3%
Big Lots, Inc.(a) 6,242 412,034
Dillard's, Inc., Class A(a) 1,133 204,937
Franchise Group, Inc. 5,088 179,454
Macy's, Inc.* 55,664 1,055,390
1,851,815
Multi-Utilities 0.4%
Avista Corp.(a) 12,272 523,646
Black Hills Corp. 11,340 744,244
NorthWestern Corp. 9,191 553,482
Unitil Corp.(a) 2,666 141,218
1,962,590
Oil, Gas & Consumable Fuels 3.3%
Aemetis, Inc.*(a) 4,284 47,852
Alto Ingredients, Inc.* 13,054 79,760
Altus Midstream Co.(a) 582 39,291
Antero Resources Corp.* 51,399 772,527
Arch Resources, Inc.* 2,726 155,327
Berry Corp. 12,366 83,100
Bonanza Creek Energy, Inc. 5,531 260,344
Brigham Minerals, Inc., Class
A 7,918 168,574
California Resources Corp.*(a) 15,086 454,692
Callon Petroleum Co.*(a) 7,165 413,349
Centennial Resource
Development, Inc., Class
A*(a) 32,523 220,506
Centrus Energy Corp., Class
A*(a) 1,651 41,902
Chesapeake Energy Corp. 17,736 920,853
Clean Energy Fuels Corp.*(a) 25,030 254,054
CNX Resources Corp.* 39,314 537,029
Comstock Resources, Inc.* 16,287 108,634
CONSOL Energy, Inc.* 6,134 113,295
Contango Oil & Gas Co.*(a) 26,322 113,711
CVR Energy, Inc.(a) 5,805 104,258
Delek US Holdings, Inc.(a) 12,025 259,981
Denbury, Inc.*(a) 9,065 696,011
DHT Holdings, Inc. 25,950 168,416
Diamond S Shipping, Inc.* 5,551 55,288
Dorian LPG Ltd.* 5,391 76,121
Earthstone Energy, Inc., Class
A* 4,295 47,546
Energy Fuels, Inc.*(a) 25,346 153,343
Equitrans Midstream Corp. 73,346 624,174
Extraction Oil & Gas, Inc.* 2,804 153,968
Falcon Minerals Corp. 7,052 35,824
Frontline Ltd.(a) 21,476 193,284
Gevo, Inc.*(a) 35,222 256,064
Golar LNG Ltd.* 18,536 245,602
Green Plains, Inc.*(a) 6,034 202,863
HighPeak Energy, Inc.*(a) 743 7,601
International Seaways, Inc. 4,257 81,649
Kosmos Energy Ltd.*(a) 72,829 251,988
Laredo Petroleum, Inc.*(a) 2,259 209,613

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Magnolia Oil & Gas Corp.,
Class A*(a) 25,079 391,985
Matador Resources Co. 19,918 717,247
Meta Materials, Inc.* 11,058 82,821
Murphy Oil Corp. 26,302 612,311
Nordic American Tankers Ltd. 27,084 88,836
Northern Oil and Gas, Inc.(a) 8,581 178,227
Oasis Petroleum, Inc. 3,619 363,890
Ovintiv, Inc. 47,168 1,484,377
Par Pacific Holdings, Inc.* 8,270 139,101
PBF Energy, Inc., Class A*(a) 17,373 265,807
PDC Energy, Inc. 17,932 821,106
Peabody Energy Corp.*(a) 12,413 98,435
Penn Virginia Corp.* 2,815 66,462
Range Resources Corp.*(a) 42,941 719,691
Renewable Energy Group,
Inc.* 8,044 501,463
REX American Resources
Corp.* 983 88,647
Riley Exploration Permian, Inc.
(a) 411 11,911
Scorpio Tankers, Inc.(a) 8,779 193,577
SFL Corp. Ltd. 18,804 143,851
SM Energy Co. 20,988 516,934
Southwestern Energy Co.*(a) 121,691 689,988
Talos Energy, Inc.* 6,627 103,646
Teekay Corp.*(a) 12,168 45,265
Teekay Tankers Ltd., Class
A*(a) 4,216 60,795
Tellurian, Inc.*(a) 56,990 265,003
Uranium Energy Corp.*(a) 38,076 101,282
Ur-Energy, Inc.* 31,784 44,498
Vine Energy, Inc., Class A* 3,678 57,340
W&T Offshore, Inc.* 17,083 82,853
Whiting Petroleum Corp.* 7,069 385,614
World Fuel Services Corp. 11,411 362,071
18,293,428
Paper & Forest Products 0.2%
Clearwater Paper Corp.*(a) 2,924 84,708
Domtar Corp.*(a) 8,989 494,035
Glatfelter Corp. 7,951 111,076
Neenah, Inc. 3,069 153,972
Schweitzer-Mauduit
International, Inc. 5,630 227,339
Verso Corp., Class A 5,470 96,819
1,167,949
Personal Products 0.5%
Beauty Health Co. (The)*(a) 8,337 140,062
BellRing Brands, Inc., Class A* 7,236 226,776
Edgewell Personal Care Co.(a) 9,782 429,430
elf Beauty, Inc.* 8,194 222,385
Honest Co., Inc. (The)*(a) 4,434 71,786
Inter Parfums, Inc. 3,255 234,360
Medifast, Inc. 2,092 591,994
Nature's Sunshine Products,
Inc. 2,005 34,827
Nu Skin Enterprises, Inc.,
Class A 8,912 504,865
Revlon, Inc., Class A*(a) 1,307 16,782
Common Stocks
Shares Value ($)
Personal Products
USANA Health Sciences, Inc.* 2,281 233,643
Veru, Inc.*(a) 11,341 91,522
2,798,432
Pharmaceuticals 1.7%
9 Meters Biopharma, Inc.* 37,563 41,319
Aclaris Therapeutics, Inc.* 7,746 136,020
Aerie Pharmaceuticals, Inc.*(a) 7,582 121,388
Amneal Pharmaceuticals,
Inc.*(a) 17,737 90,813
Amphastar Pharmaceuticals,
Inc.*(a) 6,609 133,237
Ampio Pharmaceuticals, Inc.* 33,420 55,811
Angion Biomedica Corp.*(a) 977 12,721
ANI Pharmaceuticals, Inc.*(a) 1,708 59,865
Antares Pharma, Inc.*(a) 29,820 130,015
Arvinas, Inc.* 7,844 603,988
Atea Pharmaceuticals, Inc.*(a) 11,573 248,588
Athira Pharma, Inc.*(a) 5,744 58,819
Axsome Therapeutics, Inc.*(a) 5,026 339,054
BioDelivery Sciences
International, Inc.* 16,618 59,492
Cara Therapeutics, Inc.* 8,000 114,160
Cassava Sciences, Inc.*(a) 6,871 587,058
Cerecor, Inc.*(a) 9,605 31,408
Citius Pharmaceuticals,
Inc.*(a) 20,476 71,256
Collegium Pharmaceutical,
Inc.* 6,284 148,554
Corcept Therapeutics, Inc.* 17,409 382,998
CorMedix, Inc.*(a) 6,863 47,080
Cymabay Therapeutics,
Inc.*(a) 12,473 54,382
Durect Corp.*(a) 40,294 65,679
Edgewise Therapeutics,
Inc.*(a) 2,175 46,393
Endo International plc* 41,070 192,208
Evolus, Inc.*(a) 5,819 73,610
EyePoint Pharmaceuticals,
Inc.*(a) 3,642 32,742
Fulcrum Therapeutics, Inc.*(a) 3,847 40,317
Harmony Biosciences
Holdings, Inc.*(a) 3,989 112,609
Ikena Oncology, Inc.*(a) 1,489 20,906
Innoviva, Inc.*(a) 11,183 149,964
Intra-Cellular Therapies, Inc.* 12,707 518,700
Kala Pharmaceuticals, Inc.*(a) 8,691 46,062
Kaleido Biosciences, Inc.*(a) 3,383 25,169
KemPharm, Inc.* 5,146 65,972
Landos Biopharma, Inc.*(a) 1,057 12,208
Marinus Pharmaceuticals,
Inc.*(a) 6,631 118,960
Mind Medicine MindMed, Inc.* 57,775 199,324
NGM Biopharmaceuticals,
Inc.* 5,634 111,102
Nuvation Bio, Inc.*(a) 6,305 58,700
Ocular Therapeutix, Inc.*(a) 13,766 195,202
Omeros Corp.*(a) 10,822 160,598
Oramed Pharmaceuticals,
Inc.*(a) 4,771 63,836

110 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Pacira BioSciences, Inc.* 7,855 476,641
Paratek Pharmaceuticals,
Inc.*(a) 8,258 56,320
Phathom Pharmaceuticals,
Inc.*(a) 3,607 122,097
Phibro Animal Health Corp.,
Class A(a) 3,727 107,636
Pliant Therapeutics, Inc.*(a) 4,314 125,624
Prestige Consumer
Healthcare, Inc.* 9,038 470,880
Provention Bio, Inc.*(a) 10,045 84,679
Rain Therapeutics, Inc.* 1,306 20,295
Reata Pharmaceuticals, Inc.,
Class A* 4,928 697,460
Relmada Therapeutics,
Inc.*(a) 2,687 86,011
Revance Therapeutics, Inc.* 12,631 374,383
Seelos Therapeutics, Inc.*(a) 13,231 34,930
SIGA Technologies, Inc.* 8,956 56,244
Supernus Pharmaceuticals,
Inc.*(a) 8,868 273,046
Tarsus Pharmaceuticals, Inc.* 1,505 43,615
Terns Pharmaceuticals,
Inc.*(a) 1,493 18,304
TherapeuticsMD, Inc.*(a) 64,862 77,186
Theravance Biopharma,
Inc.*(a) 9,549 138,651
Verrica Pharmaceuticals,
Inc.*(a) 2,273 25,685
WaVe Life Sciences Ltd.* 6,766 45,062
Zogenix, Inc.* 10,077 174,131
9,347,167
Professional Services 1.5%
Acacia Research Corp.*(a) 8,693 58,765
ASGN, Inc.* 9,337 905,035
Atlas Technical Consultants,
Inc.* 2,260 21,877
Barrett Business Services, Inc. 1,332 96,716
CBIZ, Inc.*(a) 9,044 296,372
CRA International, Inc. 1,303 111,537
Exponent, Inc. 9,336 832,864
Forrester Research, Inc.* 1,960 89,768
Franklin Covey Co.* 2,199 71,138
GP Strategies Corp.*(a) 2,243 35,260
Heidrick & Struggles
International, Inc. 3,482 155,123
HireQuest, Inc.(a) 807 14,937
Huron Consulting Group, Inc.* 4,026 197,878
ICF International, Inc. 3,360 295,210
Insperity, Inc. 6,537 590,749
KBR, Inc. 25,419 969,735
Kelly Services, Inc., Class A* 6,268 150,244
Kforce, Inc. 3,730 234,729
Korn Ferry 9,626 698,366
ManTech International Corp.,
Class A 4,943 427,767
Mistras Group, Inc.* 3,560 34,995
Rekor Systems, Inc.* 5,563 56,520
Resources Connection, Inc. 5,610 80,560
Common Stocks
Shares Value ($)
Professional Services
TriNet Group, Inc.* 7,274 527,219
TrueBlue, Inc.*(a) 6,281 176,559
Upwork, Inc.* 20,947 1,221,001
Willdan Group, Inc.*(a) 1,933 72,758
8,423,682
Real Estate Management & Development 0.7%
Cushman & Wakefield plc*(a) 21,259 371,395
eXp World Holdings, Inc.*(a) 11,175 433,255
Fathom Holdings, Inc.*(a) 940 30,823
Forestar Group, Inc.* 3,097 64,758
FRP Holdings, Inc.* 1,232 68,598
Kennedy-Wilson Holdings, Inc. 22,039 437,915
Marcus & Millichap, Inc.* 4,338 168,618
Newmark Group, Inc., Class A 27,034 324,678
Rafael Holdings, Inc., Class B* 1,764 90,052
RE/MAX Holdings, Inc., Class
A 3,325 110,822
Realogy Holdings Corp.*(a) 20,788 378,757
Redfin Corp.*(a) 18,305 1,160,720
RMR Group, Inc. (The), Class
A 2,834 109,506
St Joe Co. (The) 6,035 269,221
Tejon Ranch Co.* 3,859 58,696
4,077,814
Road & Rail 0.6%
ArcBest Corp. 4,546 264,532
Avis Budget Group, Inc.* 9,193 716,043
Covenant Logistics Group,
Inc.* 2,145 44,359
Daseke, Inc.*(a) 7,713 49,980
Heartland Express, Inc. 8,679 148,671
HyreCar, Inc.*(a) 3,153 65,961
Marten Transport Ltd. 10,601 174,810
PAM Transportation Services,
Inc.* 334 17,619
Saia, Inc.* 4,768 998,848
Universal Logistics Holdings,
Inc. 1,382 32,201
US Xpress Enterprises, Inc.,
Class A* 4,714 40,540
Werner Enterprises, Inc. 11,220 499,514
Yellow Corp.* 8,913 58,024
3,111,102
Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega
Semiconductor Ltd.* 3,746 113,841
Ambarella, Inc.* 6,288 670,489
Amkor Technology, Inc. 18,353 434,415
Atomera, Inc.*(a) 3,655 78,363
Axcelis Technologies, Inc.* 6,018 243,248
AXT, Inc.*(a) 7,086 77,804
CEVA, Inc.*(a) 4,025 190,382
CMC Materials, Inc. 5,250 791,385
Cohu, Inc.* 8,591 316,063
Diodes, Inc.* 7,847 625,955
DSP Group, Inc.* 3,941 58,327
FormFactor, Inc.* 14,000 510,440
Ichor Holdings Ltd.* 5,001 269,054

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Impinj, Inc.*(a) 3,349 172,775
Kopin Corp.* 13,879 113,530
Kulicke & Soffa Industries, Inc.
(a) 10,961 670,813
Lattice Semiconductor Corp.* 24,387 1,370,062
MACOM Technology Solutions
Holdings, Inc.* 8,785 562,943
MaxLinear, Inc.*(a) 12,595 535,162
NeoPhotonics Corp.*(a) 9,039 92,288
NVE Corp. 875 64,794
Onto Innovation, Inc.* 8,788 641,875
PDF Solutions, Inc.*(a) 5,272 95,845
Photronics, Inc.* 11,099 146,618
Power Integrations, Inc. 10,832 888,874
Rambus, Inc.* 20,258 480,317
Semtech Corp.* 11,626 799,869
Silicon Laboratories, Inc.* 7,969 1,221,249
SiTime Corp.*(a) 2,313 292,803
SkyWater Technology, Inc.* 1,382 39,594
SMART Global Holdings,
Inc.*(a) 2,575 122,776
SunPower Corp.*(a) 14,356 419,482
Synaptics, Inc.*(a) 6,348 987,622
Ultra Clean Holdings, Inc.* 7,811 419,607
Veeco Instruments, Inc.*(a) 9,065 217,923
14,736,587
Software 5.8%
8x8, Inc.* 19,146 531,493
A10 Networks, Inc.*(a) 10,757 121,124
ACI Worldwide, Inc.* 21,183 786,737
Agilysys, Inc.* 3,432 195,178
Alarm.com Holdings, Inc.*(a) 8,515 721,220
Alkami Technology, Inc.*(a) 1,242 44,302
Altair Engineering, Inc., Class
A*(a) 8,128 560,588
American Software, Inc., Class
A(a) 5,585 122,647
Appfolio, Inc., Class A*(a) 3,360 474,432
Appian Corp.*(a) 7,069 973,755
Asana, Inc., Class A* 13,282 823,882
Avaya Holdings Corp.* 14,856 399,626
Benefitfocus, Inc.* 4,584 64,634
Blackbaud, Inc.*(a) 8,719 667,614
Blackline, Inc.*(a) 9,634 1,071,975
Bottomline Technologies DE,
Inc.* 7,982 295,973
Box, Inc., Class A*(a) 26,480 676,564
BTRS Holdings, Inc.* 8,488 107,119
Cerence, Inc.*(a) 6,809 726,588
ChannelAdvisor Corp.*(a) 5,230 128,187
Cleanspark, Inc.*(a) 5,873 97,727
Cloudera, Inc.* 41,639 660,395
CommVault Systems, Inc.* 7,640 597,219
Cornerstone OnDemand, Inc.* 11,364 586,155
Digimarc Corp.*(a) 2,287 76,614
Digital Turbine, Inc.* 15,186 1,154,592
Domo, Inc., Class B* 4,967 401,483
E2open Parent Holdings, Inc.* 7,476 85,376
Ebix, Inc.(a) 4,773 161,805
Common Stocks
Shares Value ($)
Software
eGain Corp.* 3,762 43,188
Envestnet, Inc.*(a) 9,245 701,326
GTY Technology Holdings,
Inc.* 6,091 43,307
Ideanomics, Inc.*(a) 73,240 208,002
Intelligent Systems Corp.*(a) 1,334 41,968
InterDigital, Inc. 5,581 407,580
J2 Global, Inc.*(a) 7,811 1,074,403
JFrog Ltd.*(a) 9,259 421,470
LivePerson, Inc.*(a) 11,520 728,525
MicroStrategy, Inc., Class
A*(a) 1,411 937,609
Mimecast Ltd.* 10,738 569,651
Mitek Systems, Inc.*(a) 7,620 146,761
Model N, Inc.*(a) 6,239 213,810
Momentive Global, Inc.* 23,121 487,159
ON24, Inc.*(a) 1,620 57,478
OneSpan, Inc.* 6,301 160,928
PagerDuty, Inc.* 14,490 616,984
Ping Identity Holding Corp.*(a) 7,803 178,689
Progress Software Corp. 7,973 368,751
PROS Holdings, Inc.*(a) 7,225 329,243
Q2 Holdings, Inc.* 9,833 1,008,669
QAD, Inc., Class A 2,142 186,397
Qualys, Inc.* 6,131 617,330
Rapid7, Inc.*(a) 9,877 934,660
Rimini Street, Inc.* 7,795 48,017
Riot Blockchain, Inc.*(a) 15,142 570,399
SailPoint Technologies
Holdings, Inc.* 16,302 832,543
Sapiens International Corp.
NV 5,545 145,667
SecureWorks Corp., Class
A*(a) 1,734 32,131
ShotSpotter, Inc.* 1,514 73,838
Smith Micro Software, Inc.* 7,830 40,873
Sprout Social, Inc., Class A* 7,937 709,727
SPS Commerce, Inc.* 6,512 650,223
Sumo Logic, Inc.*(a) 14,656 302,646
Telos Corp.*(a) 3,106 105,635
Tenable Holdings, Inc.* 16,301 674,046
Upland Software, Inc.* 5,160 212,437
Varonis Systems, Inc.* 19,058 1,098,122
Verint Systems, Inc.* 11,595 522,587
Veritone, Inc.*(a) 5,123 100,974
Viant Technology, Inc., Class
A*(a) 1,930 57,475
VirnetX Holding Corp.*(a) 11,591 49,494
Vonage Holdings Corp.* 43,630 628,708
Workiva, Inc.* 7,557 841,321
Xperi Holding Corp. 18,906 420,469
Yext, Inc.* 20,161 288,101
Zix Corp.* 9,871 69,591
Zuora, Inc., Class A*(a) 19,020 328,095
32,602,011
Specialty Retail 2.7%
Aaron's Co., Inc. (The) 6,123 195,875
Abercrombie & Fitch Co.,
Class A* 11,048 512,959

112 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Academy Sports & Outdoors,
Inc.*(a) 11,093 457,475
American Eagle Outfitters, Inc.
(a) 27,356 1,026,671
America's Car-Mart, Inc.* 1,085 153,766
Arko Corp.*(a) 3,478 31,963
Asbury Automotive Group,
Inc.*(a) 3,475 595,511
At Home Group, Inc.* 11,794 434,491
Barnes & Noble Education,
Inc.* 6,855 49,424
Bed Bath & Beyond, Inc.* 19,753 657,577
Big 5 Sporting Goods Corp.(a) 3,704 95,119
Blink Charging Co.*(a) 6,558 269,993
Boot Barn Holdings, Inc.* 5,171 434,622
Buckle, Inc. (The) 5,366 266,958
Caleres, Inc. 6,660 181,751
Camping World Holdings, Inc.,
Class A(a) 7,652 313,655
CarLotz, Inc.*(a) 7,675 41,905
Cato Corp. (The), Class A 3,654 61,643
Chico's FAS, Inc.* 22,008 144,813
Children's Place, Inc. (The)* 2,532 235,628
Citi Trends, Inc.* 1,601 139,287
Conn's, Inc.* 3,208 81,804
Container Store Group, Inc.
(The)* 5,622 73,311
Designer Brands, Inc., Class
A* 10,820 179,071
Genesco, Inc.* 2,626 167,224
Group 1 Automotive, Inc. 3,161 488,153
GrowGeneration Corp.*(a) 9,735 468,253
Guess?, Inc. 7,262 191,717
Haverty Furniture Cos., Inc. 2,991 127,895
Hibbett, Inc.*(a) 2,921 261,809
JOANN, Inc.(a) 2,045 32,209
Kirkland's, Inc.* 2,458 56,239
Lazydays Holdings, Inc.*(a) 1,255 27,610
Lumber Liquidators Holdings,
Inc.*(a) 5,127 108,180
MarineMax, Inc.*(a) 3,843 187,308
Monro, Inc.(a) 5,978 379,663
Murphy USA, Inc. 4,518 602,566
National Vision Holdings,
Inc.*(a) 14,675 750,333
ODP Corp. (The)* 8,826 423,736
OneWater Marine, Inc., Class
A(a) 1,822 76,579
Party City Holdco, Inc.* 19,784 184,585
Rent-A-Center, Inc. 11,842 628,455
Sally Beauty Holdings, Inc.*(a) 20,237 446,631
Shift Technologies, Inc.*(a) 11,066 94,946
Shoe Carnival, Inc.(a) 1,602 114,687
Signet Jewelers Ltd.* 9,375 757,406
Sleep Number Corp.*(a) 4,305 473,335
Sonic Automotive, Inc., Class
A 3,950 176,723
Sportsman's Warehouse
Holdings, Inc.* 7,804 138,677
Tilly's, Inc., Class A 4,152 66,349
Common Stocks
Shares Value ($)
Specialty Retail
TravelCenters of America,
Inc.*(a) 2,210 64,620
Urban Outfitters, Inc.* 12,340 508,655
Winmark Corp. 607 116,593
Zumiez, Inc.* 3,938 192,923
14,949,331
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* 21,836 872,785
Avid Technology, Inc.*(a) 6,504 254,631
Corsair Gaming, Inc.*(a) 4,834 160,924
Diebold Nixdorf, Inc.* 12,946 166,227
Eastman Kodak Co.*(a) 8,072 67,159
Quantum Corp.* 9,890 68,142
Super Micro Computer, Inc.* 7,806 274,615
Turtle Beach Corp.*(a) 2,686 85,737
1,950,220
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.* 11,612 1,353,030
Fossil Group, Inc.*(a) 8,400 119,952
G-III Apparel Group Ltd.* 7,948 261,171
Kontoor Brands, Inc.(a) 9,322 525,854
Movado Group, Inc. 2,805 88,273
Oxford Industries, Inc. 2,928 289,404
PLBY Group, Inc.*(a) 1,930 75,058
Rocky Brands, Inc. 1,245 69,222
Steven Madden Ltd. 14,801 647,692
Superior Group of Cos., Inc.(a) 2,019 48,274
Unifi, Inc.* 2,412 58,756
Vera Bradley, Inc.*(a) 4,569 56,610
Wolverine World Wide, Inc. 14,657 493,062
4,086,358
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.*(a) 10,456 485,054
Bridgewater Bancshares,
Inc.*(a) 3,959 63,938
Capitol Federal Financial, Inc. 23,453 276,276
Columbia Financial, Inc.*(a) 7,581 130,545
Essent Group Ltd. 19,924 895,584
Federal Agricultural Mortgage
Corp., Class C 1,660 164,174
Finance of America Cos., Inc.,
Class A* 5,638 43,018
Flagstar Bancorp, Inc. 9,354 395,394
FS Bancorp, Inc. 664 47,323
Hingham Institution for
Savings 266 77,273
Home Bancorp, Inc. 1,537 58,575
Home Point Capital, Inc.*(a) 1,076 6,381
HomeStreet, Inc.(a) 2,988 121,731
Kearny Financial Corp.(a) 13,892 166,009
Luther Burbank Corp. 3,310 39,257
Merchants Bancorp 1,744 68,435
Meridian Bancorp, Inc.(a) 8,505 174,012
Meta Financial Group, Inc. 5,383 272,541
Mr. Cooper Group, Inc.* 12,791 422,871
NMI Holdings, Inc., Class A* 15,177 341,179
Northfield Bancorp, Inc.(a) 8,708 142,811
Northwest Bancshares, Inc. 21,078 287,504

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Ocwen Financial Corp.*(a) 1,441 44,642
PCSB Financial Corp. 2,370 43,063
PennyMac Financial Services,
Inc. 6,361 392,601
Pioneer Bancorp, Inc.*(a) 2,469 29,677
Premier Financial Corp. 6,771 192,364
Provident Bancorp, Inc. 3,056 49,843
Provident Financial Services,
Inc.(a) 13,371 306,062
Radian Group, Inc. 34,636 770,651
Southern Missouri Bancorp,
Inc. 1,353 60,831
TrustCo Bank Corp. 3,426 117,786
Velocity Financial, Inc.*(a) 1,423 17,773
Walker & Dunlop, Inc. 5,270 550,083
Washington Federal, Inc. 13,169 418,511
Waterstone Financial, Inc. 4,012 78,876
WSFS Financial Corp. 8,470 394,617
8,147,265
Tobacco 0.2%
22nd Century Group, Inc.*(a) 26,913 124,607
Turning Point Brands, Inc.(a) 2,595 118,773
Universal Corp. 4,380 249,529
Vector Group Ltd. 25,927 366,608
859,517
Trading Companies & Distributors 1.2%
Alta Equipment Group, Inc.* 3,306 43,937
Applied Industrial
Technologies, Inc. 6,979 635,508
Beacon Roofing Supply, Inc.* 10,041 534,683
BlueLinx Holdings, Inc.*(a) 1,575 79,191
Boise Cascade Co. 7,067 412,359
CAI International, Inc. 2,899 162,344
Custom Truck One Source,
Inc.*(a) 2,326 22,144
DXP Enterprises, Inc.* 3,129 104,196
EVI Industries, Inc.*(a) 977 27,747
GATX Corp.(a) 6,341 560,988
Global Industrial Co.(a) 2,281 83,736
GMS, Inc.*(a) 7,687 370,052
H&E Equipment Services, Inc.
(a) 5,738 190,903
Herc Holdings, Inc.* 4,493 503,531
Karat Packaging, Inc.* 725 14,768
Lawson Products, Inc.*(a) 793 42,433
McGrath RentCorp 4,372 356,624
MRC Global, Inc.* 14,399 135,351
NOW, Inc.* 19,951 189,335
Rush Enterprises, Inc., Class A 7,608 328,970
Rush Enterprises, Inc., Class
B 1,177 44,891
Textainer Group Holdings Ltd.* 8,624 291,232
Titan Machinery, Inc.* 3,478 107,609
Transcat, Inc.*(a) 1,248 70,524
Triton International Ltd. 11,966 626,300
Veritiv Corp.* 2,771 170,195
WESCO International, Inc.* 8,013 823,897
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Willis Lease Finance Corp.* 498 21,344
6,954,792
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp. 13,292 508,685
Water Utilities 0.3%
American States Water Co. 6,649 528,994
Artesian Resources Corp.,
Class A(a) 1,355 49,823
Cadiz, Inc.*(a) 3,666 49,858
California Water Service
Group 9,154 508,413
Global Water Resources, Inc. 2,176 37,166
Middlesex Water Co. 3,090 252,546
Pure Cycle Corp.* 3,529 48,771
SJW Group 5,009 317,070
York Water Co. (The)(a) 2,364 107,089
1,899,730
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 10,623 120,890
Shenandoah
Telecommunications Co. 8,726 423,298
Telephone & Data Systems,
Inc. 18,111 410,395
United States Cellular Corp.* 2,699 98,001
1,052,584
Total Common Stocks
(cost $369,267,054) 543,890,154
Corporate Bond
Corporate Bond 0.0%
†
Principal
Amount ($) Value ($)
Capital Markets 0.0%
†
GAMCO Investors, Inc.,
4.00%, 06/15/23(c) 1,000 1,000
Total Corporate Bond
(cost  $2,080) 1,000
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Total Rights
(cost $7,656) 99

114 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Warrants 0.0%
†
Number of
Warrants Value ($)
Energy Equipment & Services 0.0%
†
Nabors Industries Ltd.,
expiring 6/11/2026* 499 4,990
Total Warrants
(cost $–) 4,990
Repurchase Agreements 10.4%
Principal
Amount ($)
BofA Securities, Inc.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $21,000,030,
collateralized by U.S.
Government Agency
Securities, 2.89%,
maturing 6/25/2029;
total market value
$21,420,000.(d)(e) 21,000,000 21,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $9,010,181,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $9,190,372.(d)(e) 9,010,168 9,010,168
CF Secured, LLC,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $12,000,017,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$12,240,017.(d)(e) 12,000,000 12,000,000
MetLife, Inc.,
0.06%, dated 6/30/2021,
due 7/1/2021, repurchase
price $8,000,014,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $8,163,279.(d)(e) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.08%, dated 6/30/2021,
due 7/1/2021, repurchase
price $8,000,018,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.20% -
8.50%, maturing 7/6/2021
- 8/20/2070; total market
value $8,160,000.(d)(e) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $58,010,168) 58,010,168
Total Investments
(cost $427,286,958) — 107.4% 601,906,411
Liabilities in excess of other assets
— (7.4)%
†
(41,695,491)
NET ASSETS — 100.0%
$ 560,210,920
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $128,100,702, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $58,008,133 and by $73,713,916 of co llateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 5/15/2051, a total value of $131,722,049.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$676,000 which represents 0.12% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $58,010,168.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Small Cap Index Fund - June 30, 2021 (Unaudited) - Statement of Investments - 115
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 135 9/2021 USD 15,577,650 (83,765)
(83,765)
As of June 30, 2021, the Fund had $860,400 segregated as collateral with the broker for open futures contracts. This amount is included in the Statement of Assets and Liabilities under Deposits with broker for futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

116 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 129,675
Investment securities of unaffiliated issuers, at value
*
2,248,283,960
Repurchase agreement, at value 132,764,275
Cash 111,685,465
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 11,424,657
Security lending income receivable 13,098
Receivable for investments sold 33,998,816
Receivable for capital shares issued 98,151
Reclaims receivable —
Receivable for variation margin on futures contracts —
Prepaid expenses 10,136
Total Assets 2,538,408,233
Liabilities:
Payable for investments purchased 135,568,064
Payable for capital shares redeemed 2,007,013
Payable for variation margin on futures contracts —
TBA Sale Commitments, at value (Note 2) 79,723
Payable upon return of securities loaned (Note 2) 132,764,275
Accrued expenses and other payables:
Investment advisory fees 337,544
Fund administration fees 176,838
Distribution fees —
Administrative servicing fees 38,111
Accounting and transfer agent fees 18,228
Trustee fees 1,678
Custodian fees 20,451
Compliance program costs (Note 3) 2,389
Professional fees 39,830
Printing fees 4,227
Other 10,471
Total Liabilities 271,068,842
Net Assets $ 2,267,339,391
* Includes value of securities on loan (Note 2) 240,547,275
Cost of investment securities of affiliated issuers 66,613
Cost of investment securities of unaffiliated issuers 2,133,351,934
Cost of repurchase agreement 132,764,275
Cost of foreign currencies —
Represented by:
Capital $ 2,105,953,932
Total distributable earnings (loss) 161,385,459
Net Assets $ 2,267,339,391

Index Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 117
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ — $ — $ —
2,065,808,510 1,698,392,178 5,253,430,966 543,896,243
54,104,901 24,211,893 5,967,547 58,010,168
1,662,995 20,656,286 67,659,583 15,082,428
2,413,972 1,147,002 3,636,561 859,600
27,704,780 — — —
2,810,104 1,348,288 3,028,265 379,184
25,640 18,350 17,465 26,187
— — — 18,522
728,503 1,220,565 7,275,301 796,084
6,198,225 — — —
— 20,838 105,816 21,093
8,663 7,299 21,288 2,435
2,161,466,293 1,747,022,699 5,341,142,792 619,091,944
— — — 507,703
497,314 587,371 909,808 48,526
182,031 — — —
— — — —
54,104,901 24,211,893 5,967,547 58,010,168
409,795 285,738 456,957 86,744
154,832 121,952 294,995 71,493
52,224 5,911 305,180 53,653
42,734 120,110 121,077 12,495
259 232 448 2,896
652 192 1,029 6
28,344 10,959 29,893 3,040
2,026 1,564 4,749 473
24,695 23,175 38,241 21,391
4,636 4,045 17,222 10,687
71,569 7,287 19,242 51,749
55,576,012 25,380,429 8,166,388 58,881,024
$ 2,105,890,281 $ 1,721,642,270 $ 5,332,976,404 $ 560,210,920
99,339,518 138,458,061 164,682,996 128,100,702
— — — —
1,388,384,380 1,057,427,107 1,833,699,618 369,276,790
54,104,901 24,211,893 5,967,547 58,010,168
28,193,555 — — —
$ 1,562,546,679 $ 967,076,093 $ 1,865,908,394 $ 348,752,337
543,343,602 754,566,177 3,467,068,010 211,458,583
$ 2,105,890,281 $ 1,721,642,270 $ 5,332,976,404 $ 560,210,920

118 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Net Assets:
Class I Shares $ 333,979,326
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,933,360,065
Total $ 2,267,339,391
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 30,429,608
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 175,690,945
Total 206,120,553
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10.98
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 11.00
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 119
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ 171,415,816 $ 845,591,861 $ 497,151,674 $ —
22,968,857 28,621,974 1,528,036,180 265,465,610
— — 242,454,562 —
143,997,911 — — —
1,767,507,697 847,428,435 3,065,333,988 294,745,310
$ 2,105,890,281 $ 1,721,642,270 $ 5,332,976,404 $ 560,210,920
15,144,978 31,419,825 19,316,373 —
2,034,252 1,078,000 59,823,495 24,838,110
— — 9,399,529 —
12,838,928 — — —
155,735,052 31,409,692 118,827,505 27,110,556
185,753,210 63,907,517 207,366,902 51,948,666
$ 11.32 $ 26.91 $ 25.74 $ —
$ 11.29 $ 26.55 $ 25.54 $ 10.69
$ — $ — $ 25.79 $ —
$ 11.22 $ — $ — $ —
$ 11.35 $ 26.98 $ 25.80 $ 10.87

120 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 24,067,189
Income from securities lending (Note 2) 80,145
Interest income from affiliated issuers 3,529
Dividend income from unaffiliated issuers —
Foreign tax withholding —
Total Income 24,150,863
EXPENSES:
Investment advisory fees 2,057,156
Fund administration fees 341,615
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 244,857
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 72,289
Printing fees 10,985
Trustee fees 34,046
Custodian fees 45,920
Accounting and transfer agent fees 54,976
Compliance program costs (Note 3) 4,339
Index licensing fee —
Other 29,468
Total expenses before fees waived 2,895,651
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Net Expenses 2,895,651
NET INVESTMENT INCOME 21,255,212
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 13,763,606
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 1,723
Net realized gains (losses) 13,765,329
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 3,971
Investment securities of unaffiliated issuers (76,628,186)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments 201
Net change in unrealized appreciation/depreciation (76,624,014)
Net realized/unrealized gains (losses) (62,858,685)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (41,603,473)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 121
NVIT International Index
Fund NVIT Mid Cap Index Fund NVIT S&P 500 Index Fund
NVIT Small Cap Index
Fund
$ — $ 9,348 $ 22,557 $ 5,877
198,334 108,716 199,335 160,863
— — — —
37,056,634 11,045,309 35,392,442 2,564,654
(3,325,059) — (3,318) (3,909)
33,929,909 11,163,373 35,611,016 2,727,485
2,386,273 1,665,807 2,610,245 492,388
300,909 241,231 670,661 97,937
27,018 34,628 1,661,377 299,723
258,023 — — —
122,171 598,025 337,407 —
13,128 13,851 996,831 179,835
— — 113,687 —
96,759 — — —
65,192 43,066 101,094 24,599
12,918 23,740 20,942 11,736
29,914 23,883 70,681 7,620
37,322 23,521 77,340 5,658
4,631 804 1,454 157
3,847 3,074 9,094 972
58,515 — 165,627 39,705
49,381 16,730 53,191 4,883
3,466,001 2,688,360 6,889,632 1,165,213
— — (157,455) —
— — (465,185) (83,922)
3,466,001 2,688,360 6,266,992 1,081,291
30,463,908 8,475,013 29,344,024 1,646,194
696,428 78,538,535 11,942,299 30,802,232
2,697,872 4,620,570 6,986,172 1,622,412
(134,328) — — —
— — — —
3,259,972 83,159,105 18,928,471 32,424,644
— — — —
138,459,132 164,905,320 642,852,894 45,136,010
(584,359) (1,064,633) 165,442 (292,681)
(983,070) — — —
— — — —
136,891,703 163,840,687 643,018,336 44,843,329
140,151,675 246,999,792 661,946,807 77,267,973
$ 170,615,583 $ 255,474,805 $ 691,290,831 $ 78,914,167

The accompanying notes are an integral part of these financial statements.
122 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 21,255,212 $ 51,476,507
Net realized gains (losses) 13,765,329 24,665,754
Net change in unrealized appreciation/depreciation (76,624,014) 96,245,629
Change in net assets resulting from operations (41,603,473) 172,387,890
Distributions to Shareholders From:
Distributable earnings:
Class I — (10,652,049)
Class II — —
Class Y — (47,110,501)
Class VIII — —
Change in net assets from shareholder distributions — (57,762,550)
Change in net assets from capital transactions (213,115,602) 32,273,831
Change in net assets (254,719,075) 146,899,171
Net Assets:
Beginning of period 2,522,058,466 2,375,159,295
End of period $ 2,267,339,391 $ 2,522,058,466
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 41,071,266 $ 163,139,329
Dividends reinvested — 10,652,049
Cost of shares redeemed (177,660,132) (107,629,608)
Total Class I Shares (136,588,866) 66,161,770
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 67,080,271 259,257,274
Dividends reinvested — 47,110,501
Cost of shares redeemed (143,607,007) (340,255,714)
Total Class Y Shares (76,526,736) (33,887,939)
Change in net assets from capital transactions $ (213,115,602) $ 32,273,831

Index Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 123
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 30,463,908 $ 39,606,054 $ 8,475,013 $ 15,732,862
3,259,972 (86,793,574) 83,159,105 29,740,076
136,891,703 178,294,299 163,840,687 128,352,851
170,615,583 131,106,779 255,474,805 173,825,789
— (7,372,983) — (37,061,902)
— (950,731) — (1,262,116)
— (84,119,275) — (41,962,574)
— (5,264,980) — —
— (97,707,969) — (80,286,592)
(50,602,748) (132,167,337) (19,143,442) 6,569,242
120,012,835 (98,768,527) 236,331,363 100,108,439
1,985,877,446 2,084,645,973 1,485,310,907 1,385,202,468
$ 2,105,890,281 $ 1,985,877,446 $ 1,721,642,270 $ 1,485,310,907
$ 16,586,284 $ 34,325,825 $ 68,426,158 $ 94,156,319
— 7,372,983 — 37,061,902
(12,794,317) (46,608,850) (56,991,411) (112,278,133)
3,791,967 (4,910,042) 11,434,747 18,940,088
2,475,370 8,046,224 2,267,042 3,517,123
— 950,731 — 1,262,116
(2,535,248) (7,413,202) (2,451,763) (7,023,873)
(59,878) 1,583,753 (184,721) (2,244,634)
18,763,611 12,997,010 — —
— 5,264,980 — —
(4,558,620) (9,556,946) — —
14,204,991 8,705,044 — —
40,183,105 155,135,059 25,572,507 92,786,598
— 84,119,275 — 41,962,574
(108,722,933) (376,800,426) (55,965,975) (144,875,384)
(68,539,828) (137,546,092) (30,393,468) (10,126,212)
$ (50,602,748) $ (132,167,337) $ (19,143,442) $ 6,569,242

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 3,775,796 14,878,941
Reinvested — 953,414
Redeemed (15,928,448) (9,733,529)
Total Class I Shares (12,152,652) 6,098,826
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 6,094,767 22,881,934
Reinvested — 4,206,032
Redeemed (13,093,483) (30,470,855)
Total Class Y Shares (6,998,716) (3,382,889)
Total change in shares (19,151,368) 2,715,937
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 125
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
1,525,124 3,717,363 2,626,993 5,078,786
— 773,132 — 1,897,091
(1,175,971) (4,936,782) (2,236,076) (5,852,362)
349,153 (446,287) 390,917 1,123,515
223,293 930,553 91,052 181,829
— 100,028 — 65,735
(234,565) (853,996) (95,800) (387,577)
(11,272) 176,585 (4,748) (140,013)
1,702,611 1,468,781 — —
— 559,010 — —
(429,188) (1,072,433) — —
1,273,423 955,358 — —
3,574,268 16,870,527 962,605 4,751,161
— 8,787,199 — 2,139,835
(9,918,658) (39,797,362) (2,176,215) (7,293,083)
(6,344,390) (14,139,636) (1,213,610) (402,087)
(4,733,086) (13,453,980) (827,441) 581,415

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 29,344,024 $ 73,192,552
Net realized gains 18,928,471 41,806,749
Net change in unrealized appreciation/depreciation 643,018,336 591,412,640
Change in net assets resulting from operations 691,290,831 706,411,941
Distributions to Shareholders From:
Distributable earnings:
Class I — (14,050,677)
Class II — (37,936,211)
Class IV — (7,519,905)
Class Y — (97,408,198)
Change in net assets from shareholder distributions — (156,914,991)
Change in net assets from capital transactions 88,156,705 (174,506,537)
Change in net assets 779,447,536 374,990,413
Net Assets:
Beginning of period 4,553,528,868 4,178,538,455
End of period $ 5,332,976,404 $ 4,553,528,868
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 41,652,834 $ 77,930,110
Dividends reinvested — 14,050,677
Cost of shares redeemed (21,643,012) (66,147,199)
Total Class I Shares 20,009,822 25,833,588
Class II Shares
Proceeds from shares issued 170,004,398 186,768,248
Dividends reinvested — 37,936,211
Cost of shares redeemed (16,255,029) (76,324,095)
Total Class II Shares 153,749,369 148,380,364
Class IV Shares
Proceeds from shares issued 1,473,891 4,644,597
Dividends reinvested — 7,519,905
Cost of shares redeemed (8,145,198) (21,199,789)
Total Class IV Shares (6,671,307) (9,035,287)
Class Y Shares
Proceeds from shares issued 103,377,185 152,366,996
Dividends reinvested — 97,408,198
Cost of shares redeemed (182,308,364) (589,460,396)
Total Class Y Shares (78,931,179) (339,685,202)
Change in net assets from capital transactions $ 88,156,705 $ (174,506,537)

Index Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 127
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 1,646,194 $ 3,257,889
32,424,644 4,638,791
44,843,329 69,905,597
78,914,167 77,802,277
— —
— (8,585,600)
— —
— (11,313,500)
— (19,899,100)
26,440,871 29,529,982
105,355,038 87,433,159
454,855,882 367,422,723
$ 560,210,920 $ 454,855,882
$ — $ —
— —
— —
— —
45,162,436 31,856,345
— 8,585,600
(22,001,950) (23,113,790)
23,160,486 17,328,155
— —
— —
— —
— —
28,416,763 44,634,118
— 11,313,500
(25,136,378) (43,745,791)
3,280,385 12,201,827
$ 26,440,871 $ 29,529,982

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - Index Funds
NVIT S&P 500 Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 1,746,464 4,019,065
Reinvested — 662,445
Redeemed (906,595) (3,520,589)
Total Class I Shares 839,869 1,160,921
Class II Shares
Issued 7,071,809 9,881,583
Reinvested — 1,803,522
Redeemed (695,201) (3,883,276)
Total Class II Shares 6,376,608 7,801,829
Class IV Shares
Issued 61,633 232,140
Reinvested — 354,088
Redeemed (338,608) (1,097,324)
Total Class IV Shares (276,975) (511,096)
Class Y Shares
Issued 4,255,368 7,754,801
Reinvested — 4,584,752
Redeemed (7,593,151) (29,863,350)
Total Class Y Shares (3,337,783) (17,523,797)
Total change in shares 3,601,719 (9,072,143)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 129
NVIT Small Cap Index Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
— —
— —
— —
— —
4,353,920 4,500,605
— 1,167,973
(2,194,777) (3,274,204)
2,159,143 2,394,374
— —
— —
— —
— —
2,718,519 5,996,029
— 1,502,610
(2,385,800) (5,645,090)
332,719 1,853,549
2,491,862 4,247,923

130 - Financial Highlights - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Bond Index Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.18 0.09 (0.29) (0.20) — — — $ 10.98 (1.79)% $ 333,979,326 0.38% 1.74% 0.38% 47.45%
Year Ended December 31,
2020 $ 10.66 0.22 0.55 0.77 (0.25) — (0.25) $ 11.18 7.20% $ 476,003,150 0.38% 1.98% 0.38% 114.32%
Year Ended December 31,
2019 $ 10.09 0.26 0.59 0.85 (0.28) — (0.28) $ 10.66 8.40% $ 388,761,740 0.38% 2.46% 0.38% 82.79%
Year Ended December 31,
2018 $ 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) $ 10.09 (0.36)% $ 243,014,363 0.38% 2.46% 0.38% 155.75%
Year Ended December 31,
2017 $ 10.34 0.22 0.11 0.33 (0.24) (0.02) (0.26) $ 10.41 3.12% $ 252,173,721 0.38% 2.13% 0.38% 204.04%
Year Ended December 31,
2016 $ 10.37 0.22 0.01 0.23 (0.24) (0.02) (0.26) $ 10.34 2.26% $ 165,391,094 0.38% 2.03% 0.38% 167.32%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.20 0.10 (0.30) (0.20) — — — $ 11.00 (1.79)% $ 1,933,360,065 0.23% 1.89% 0.23% 47.45%
Year Ended December 31,
2020 $ 10.68 0.24 0.54 0.78 (0.26) — (0.26) $ 11.20 7.33% $ 2,046,055,316 0.23% 2.14% 0.23% 114.32%
Year Ended December 31,
2019 $ 10.10 0.28 0.59 0.87 (0.29) — (0.29) $ 10.68 8.62% $ 1,986,397,555 0.23% 2.62% 0.23% 82.79%
Year Ended December 31,
2018 $ 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) $ 10.10 (0.31)% $ 1,964,616,168 0.23% 2.61% 0.23% 155.75%
Year Ended December 31,
2017 $ 10.35 0.24 0.11 0.35 (0.25) (0.02) (0.27) $ 10.43 3.33% $ 2,146,361,266 0.23% 2.28% 0.23% 204.04%
Year Ended December 31,
2016 $ 10.38 0.23 0.02 0.25 (0.26) (0.02) (0.28) $ 10.35 2.40% $ 2,089,838,225 0.23% 2.18% 0.23% 167.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Financial Highlights - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT International Index
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.41 0.16 0.75 0.91 — — — $ 11.32 8.74% $ 171,415,816 0.44% 2.91% 0.44% 1.48%
Year Ended December 31,
2020 $ 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) $ 10.41 7.53% $ 154,057,513 0.45% 2.02% 0.45% 8.39%
Year Ended December 31,
2019 $ 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) $ 10.21 21.77% $ 155,627,159 0.44% 2.85% 0.44% 5.50%
Year Ended December 31,
2018 $ 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) $ 8.69 (13.81)% $ 128,761,485 0.44% 2.67% 0.44% 4.26%
Year Ended December 31,
2017 $ 8.54 0.24 1.88 2.12 (0.28) — (0.28) $ 10.38 24.88% $ 149,692,499 0.44% 2.48% 0.44% 4.72%
Year Ended December 31,
2016 $ 8.70 0.24 (0.16) 0.08 (0.24) — (0.24) $ 8.54 0.92% $ 85,775,861 0.45% 2.76% 0.45% 4.88%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.40 0.14 0.75 0.89 — — — $ 11.29 8.56% $ 22,968,857 0.66% 2.65% 0.66% 1.48%
Year Ended December 31,
2020 $ 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) $ 10.40 7.34% $ 21,270,011 0.68% 1.81% 0.68% 8.39%
Year Ended December 31,
2019 $ 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) $ 10.20 21.42% $ 19,064,824 0.64% 2.68% 0.64% 5.50%
Year Ended December 31,
2018 $ 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) $ 8.69 (13.90)% $ 16,365,648 0.64% 2.43% 0.64% 4.26%
Year Ended December 31,
2017 $ 8.54 0.21 1.88 2.09 (0.26) — (0.26) $ 10.37 24.56% $ 17,831,979 0.69% 2.18% 0.69% 4.72%
Year Ended December 31,
2016 $ 8.69 0.23 (0.16) 0.07 (0.22) — (0.22) $ 8.54 0.75% $ 9,213,339 0.70% 2.66% 0.70% 4.88%
Class VIII Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.34 0.14 0.74 0.88 — — — $ 11.22 8.51% $ 143,997,911 0.84% 2.51% 0.84% 1.48%
Year Ended December 31,
2020 $ 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) $ 10.34 7.13% $ 119,566,146 0.85% 1.61% 0.85% 8.39%
Year Ended December 31,
2019 $ 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) $ 10.15 21.20% $ 107,674,830 0.84% 2.46% 0.84% 5.50%
Year Ended December 31,
2018 $ 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) $ 8.65 (14.13)% $ 83,675,329 0.84% 2.22% 0.84% 4.26%
Year Ended December 31,
2017 $ 8.50 0.20 1.87 2.07 (0.24) — (0.24) $ 10.33 24.46% $ 86,101,860 0.84% 2.08% 0.84% 4.72%
Year Ended December 31,
2016 $ 8.66 0.21 (0.16) 0.05 (0.21) — (0.21) $ 8.50 0.52% $ 58,248,441 0.85% 2.44% 0.85% 4.88%

Index Funds - June 30, 2021 (Unaudited) - Financial Highlights - 133
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.43 0.17 0.75 0.92 — — — $ 11.35 8.82% $ 1,767,507,697 0.29% 3.04% 0.29% 1.48%
Year Ended December 31,
2020 $ 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) $ 10.43 7.66% $ 1,690,983,776 0.30% 2.19% 0.30% 8.39%
Year Ended December 31,
2019 $ 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) $ 10.23 21.89% $ 1,802,279,160 0.29% 3.07% 0.29% 5.50%
Year Ended December 31,
2018 $ 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) $ 8.71 (13.63)% $ 1,714,186,546 0.29% 2.74% 0.29% 4.26%
Year Ended December 31,
2017 $ 8.55 0.26 1.88 2.14 (0.29) — (0.29) $ 10.40 25.13% $ 1,763,862,961 0.29% 2.71% 0.29% 4.72%
Year Ended December 31,
2016 $ 8.71 0.26 (0.17) 0.09 (0.25) — (0.25) $ 8.55 1.03% $ 1,736,455,901 0.30% 3.00% 0.30% 4.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

134 - Financial Highlights - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(b)
(e)
NVIT Mid Cap Index Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.93 0.12 3.86 3.98 — — — $ 26.91 17.36% $ 845,591,861 0.40% 0.96% 0.40% 10.17%
Year Ended December 31,
2020 $ 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) $ 22.93 13.11% $ 711,464,668 0.41% 1.17% 0.41% 18.06%
Year Ended December 31,
2019 $ 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) $ 21.58 25.65% $ 645,393,550 0.40% 1.26% 0.40% 15.94%
Year Ended December 31,
2018 $ 26.02 0.33 (2 .84) (2.51) (0.32) (2.46) (2.78) $ 20.73 (11.38)% $ 532,759,354 0.40% 1.28% 0.40% 14.81%
Year Ended December 31,
2017 $ 24.24 0.26 3.38 3.64 (0.27) (1.59) (1.86) $ 26.02 15.78% $ 602,298,980 0.40% 1.01% 0.40% 20.12%
Year Ended December 31,
2016 $ 22.45 0.31 4.04 4.35 (0.28) (2.28) (2.56) $ 24.24 20.29% $ 511,054,118 0.40% 1.34% 0.40% 18.74%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.64 0.10 3.81 3.91 — — — $ 26.55 17.27% $ 28,621,974 0.60% 0.76% 0.60% 10.17%
Year Ended December 31,
2020 $ 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) $ 22.64 12.84% $ 24,516,126 0.61% 0.97% 0.61% 18.06%
Year Ended December 31,
2019 $ 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) $ 21.34 25.41% $ 26,087,930 0.62% 1.04% 0.62% 15.94%
Year Ended December 31,
2018 $ 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) $ 20.54 (11.57)% $ 21,725,560 0.62% 1.06% 0.62% 14.81%
Year Ended December 31,
2017 $ 24.05 0.20 3.36 3.56 (0.22) (1.59) (1.81) $ 25.80 15.57% $ 26,690,581 0.60% 0.81% 0.60% 20.12%
Year Ended December 31,
2016 $ 22.31 0.26 4.00 4.26 (0.24) (2.28) (2.52) $ 24.05 20.01% $ 23,771,694 0.61% 1.13% 0.61% 18.74%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.97 0.14 3.87 4.01 — — — $ 26.98 17.46% $ 847,428,435 0.25% 1.11% 0.25% 10.17%
Year Ended December 31,
2020 $ 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) $ 22.97 13.28% $ 749,330,113 0.26% 1.32% 0.26% 18.06%
Year Ended December 31,
2019 $ 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) $ 21.61 25.89% $ 713,720,988 0.25% 1.40% 0.25% 15.94%
Year Ended December 31,
2018 $ 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) $ 20.74 (11.29)% $ 607,416,698 0.25% 1.38% 0.25% 14.81%
Year Ended December 31,
2017 $ 24.25 0.29 3.40 3.69 (0.31) (1.59) (1.90) $ 26.04 15.97% $ 1,075,034,497 0.25% 1.16% 0.25% 20.12%
Year Ended December 31,
2016 $ 22.45 0.34 4.05 4.39 (0.31) (2.28) (2.59) $ 24.25 20.47% $ 956,566,543 0.25% 1.48% 0.25% 18.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

136 - Financial Highlights - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT S&P 500 Index Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.36 0.15 3.23 3.38 — — — $ 25.74 15.12% $ 497,151,674 0.24% 1.23% 0.31% 0.72%
Year Ended December 31,
2020 $ 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) $ 22.36 18.19% $ 413,064,285 0.25% 1.83% 0.32% 3.97%
Year Ended December 31,
2019 $ 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) $ 19.63 31.16% $ 339,938,104 0.24% 1.91% 0.31% 5.53%
Year Ended December 31,
2018 $ 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) $ 15.93 (4.62)% $ 214,388,337 0.25% 2.02% 0.32% 3.87%
Year Ended December 31,
2017 $ 15.05 0.29 2.91 3.20 (0.30) (0.41) (0.71) $ 17.54 21.53% $ 191,953,126 0.24% 1.75% 0.31% 2.66%
Year Ended December 31,
2016 $ 13.98 0.28 1.34 1.62 (0.28) (0.27) (0.55) $ 15.05 11.66% $ 113,040,951 0.25% 1.94% 0.32% 3.70%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.21 0.12 3.21 3.33 — — — $ 25.54 14.99% $ 1,528,036,180 0.48% 0.98% 0.55% 0.72%
Year Ended December 31,
2020 $ 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) $ 22.21 17.85% $ 1,187,285,692 0.50% 1.58% 0.57% 3.97%
Year Ended December 31,
2019 $ 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) $ 19.52 30.84% $ 891,042,925 0.49% 1.65% 0.56% 5.53%
Year Ended December 31,
2018 $ 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) $ 15.85 (4.87)% $ 648,796,869 0.50% 1.76% 0.57% 3.87%
Year Ended December 31,
2017 $ 14.99 0.25 2.89 3.14 (0.26) (0.41) (0.67) $ 17.46 21.22% $ 640,450,407 0.49% 1.50% 0.56% 2.66%
Year Ended December 31,
2016 $ 13.93 0.24 1.33 1.57 (0.24) (0.27) (0.51) $ 14.99 11.40% $ 438,477,876 0.50% 1.69% 0.57% 3.70%
Class IV Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.41 0.14 3.24 3.38 — — — $ 25.79 15.08% $ 242,454,562 0.26% 1.21% 0.26% 0.72%
Year Ended December 31,
2020 $ 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) $ 22.41 18.12% $ 216,830,249 0.27% 1.81% 0.27% 3.97%
Year Ended December 31,
2019 $ 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) $ 19.68 31.19% $ 200,443,869 0.27% 1.88% 0.27% 5.53%
Year Ended December 31,
2018 $ 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) $ 15.96 (4.64)% $ 164,483,964 0.27% 1.99% 0.27% 3.87%
Year Ended December 31,
2017 $ 15.07 0.28 2.92 3.20 (0.29) (0.41) (0.70) $ 17.57 21.53% $ 186,993,685 0.26% 1.73% 0.26% 2.66%
Year Ended December 31,
2016 $ 14.00 0.28 1.33 1.61 (0.27) (0.27) (0.54) $ 15.07 11.59% $ 166,977,207 0.27% 1.92% 0.27% 3.70%

Index Funds - June 30, 2021 (Unaudited) - Financial Highlights - 137
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 22.40 0.16 3.24 3.40 — — — $ 25.80 15.18% $ 3,065,333,988 0.16% 1.31% 0.16% 0.72%
Year Ended December 31,
2020 $ 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) $ 22.40 18.24% $ 2,736,348,642 0.17% 1.91% 0.17% 3.97%
Year Ended December 31,
2019 $ 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) $ 19.67 31.33% $ 2,747,113,557 0.17% 1.96% 0.17% 5.53%
Year Ended December 31,
2018 $ 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) $ 15.95 (4.54)% $ 2,031,777,667 0.17% 2.09% 0.17% 3.87%
Year Ended December 31,
2017 $ 15.07 0.30 2.91 3.21 (0.31) (0.41) (0.72) $ 17.56 21.57% $ 2,482,427,944 0.16% 1.83% 0.16% 2.66%
Year Ended December 31,
2016 $ 13.99 0.29 1.34 1.63 (0.28) (0.27) (0.55) $ 15.07 11.78% $ 2,404,706,055 0.17% 2.02% 0.17% 3.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

138 - Financial Highlights - June 30, 2021 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Small Cap Index Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 9.12 0.02 1.55 1.57 — — — $ 10.69 17.21% $ 265,465,610 0.59% 0.46% 0.66% 15.91%
Year Ended December 31,
2020 $ 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) $ 9.12 19.32% $ 206,834,796 0.61% 0.75% 0.68% 23.07%
Year Ended December 31,
2019 $ 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) $ 8.07 24.96% $ 163,601,416 0.61% 1.01% 0.68% 15.35%
Year Ended December 31,
2018 $ 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) $ 10.53 (11.34)% $ 119,577,417 0.61% 0.87% 0.69% 16.54%
Year Ended December 31,
2017 $ 12.45 0.11 1.60 1.71 (0.11) (0.52) (0.63) $ 13.53 14.18% $ 125,904,270 0.59% 0.88% 0.66% 18.00%
Year Ended December 31,
2016 $ 11.95 0.13 2.17 2.30 (0.12) (1.68) (1.80) $ 12.45 20.87% $ 77,556,189 0.60% 1.12% 0.67% 17.32%
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 9.26 0.04 1.57 1.61 — — — $ 10.87 17.39% $ 294,745,310 0.26% 0.78% 0.26% 15.91%
Year Ended December 31,
2020 $ 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) $ 9.26 19.71% $ 248,021,086 0.28% 1.08% 0.28% 23.07%
Year Ended December 31,
2019 $ 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) $ 8.18 25.40% $ 203,821,307 0.28% 1.34% 0.28% 15.35%
Year Ended December 31,
2018 $ 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) $ 10.60 (11.09)% $ 157,363,149 0.28% 1.12% 0.28% 16.54%
Year Ended December 31,
2017 $ 12.51 0.15 1.62 1.77 (0.15) (0.52) (0.67) $ 13.61 14.56% $ 466,406,890 0.26% 1.19% 0.26% 18.00%
Year Ended December 31,
2016 $ 11.99 0.17 2.18 2.35 (0.15) (1.68) (1.83) $ 12.51 21.22% $ 463,282,596 0.28% 1.43% 0.28% 17.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 139
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly
owned subsidiary of NFS, Nationwide Life and Annuity
Insurance Company, a wholly owned subsidiary of NLIC, other
unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class
IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

140 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 141
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,280,046 $ – $ 8,280,046
Commercial Mortgage-Backed Securities – 51,383,799 – 51,383,799
Corporate Bonds – 615,822,472 – 615,822,472
Foreign Government Securities – 42,289,864 – 42,289,864
Mortgage-Backed Securities – 614,210,049 – 614,210,049
Municipal Bonds – 17,794,212 – 17,794,212
Repurchase Agreements – 132,764,275 – 132,764,275
Supranational – 27,436,024 – 27,436,024
U.S. Government Agency Securities – 29,475,321 – 29,475,321
U.S. Treasury Obligations – 841,721,848 – 841,721,848
Total Assets $ – $ 2,381,177,910 $ – $ 2,381,177,910
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (79,723) $ – $ (79,723)
Total Liabilities $ – $ (79,723) $ – $ (79,723)
Total $ – $ 2,381,098,187 $ – $ 2,381,098,187
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 23,442,769 $ – $ 23,442,769
Air Freight & Logistics – 16,651,244 – 16,651,244
Airlines – 2,144,931 – 2,144,931
Auto Components – 18,620,062 – 18,620,062
Automobiles – 68,541,422 – 68,541,422
Banks – 175,155,980 – 175,155,980
Beverages 1,432,459 42,946,060 – 44,378,519
Biotechnology – 18,430,305 – 18,430,305
Building Products 929,408 23,696,005 – 24,625,413
Capital Markets 9,843,527 48,647,781 – 58,491,308
Chemicals – 74,300,139 – 74,300,139
Commercial Services & Supplies – 7,182,966 – 7,182,966
Communications Equipment – 7,994,414 – 7,994,414
Construction & Engineering – 15,248,744 – 15,248,744
Construction Materials – 12,104,263 – 12,104,263
Consumer Finance – 260,891 – 260,891
Containers & Packaging – 1,558,679 – 1,558,679
Diversified Financial Services 544,600 16,006,754 – 16,551,354
Diversified Telecommunication Services 2,315,030 37,433,322 – 39,748,352
Electric Utilities 318,275 39,789,846 – 40,108,121
Electrical Equipment – 39,593,038 – 39,593,038
Electronic Equipment, Instruments &
Components – 33,560,833 – 33,560,833
Energy Equipment & Services – 653,580 – 653,580
Entertainment 461,328 17,167,905 – 17,629,233
Equity Real Estate Investment Trusts
(REITs) – 28,684,234 – 28,684,234
Food & Staples Retailing 725,211 27,834,420 – 28,559,631
Food Products – 67,992,410 – 67,992,410
Gas Utilities 2,109,744 6,212,804 – 8,322,548
Health Care Equipment & Supplies – 45,852,404 – 45,852,404
Health Care Providers & Services – 9,860,448 – 9,860,448
Health Care Technology – 3,924,115 – 3,924,115
Hotels, Restaurants & Leisure 398,691 31,032,583 – 31,431,274

142 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 28,838,916 $ – $ 28,838,916
Household Products – 16,431,319 – 16,431,319
Independent Power and Renewable
Electricity Producers – 1,789,602 – 1,789,602
Industrial Conglomerates 4,256,221 28,393,561 – 32,649,782
Insurance 18,332,303 80,533,507 – 98,865,810
Interactive Media & Services – 6,535,762 – 6,535,762
Internet & Direct Marketing Retail – 19,540,633 – 19,540,633
IT Services 1,926,298 36,588,432 – 38,514,730
Leisure Products – 4,701,508 – 4,701,508
Life Sciences Tools & Services – 11,201,923 – 11,201,923
Machinery – 66,078,950 – 66,078,950
Marine – 6,492,687 – 6,492,687
Media – 9,422,842 – 9,422,842
Metals & Mining – 68,296,768 – 68,296,768
Multiline Retail – 9,534,930 – 9,534,930
Multi-Utilities – 17,983,224 – 17,983,224
Oil, Gas & Consumable Fuels – 66,138,200 – 66,138,200
Paper & Forest Products – 7,083,361 – 7,083,361
Personal Products – 42,576,058 – 42,576,058
Pharmaceuticals 1,298,672 165,825,799 – 167,124,471
Professional Services – 33,558,997 – 33,558,997
Real Estate Management & Development 5,951,802 27,843,069 – 33,794,871
Road & Rail 1,066,725 12,828,541 – 13,895,266
Semiconductors & Semiconductor
Equipment – 62,948,120 – 62,948,120
Software 2,217,947 32,486,738 – 34,704,685
Specialty Retail – 18,178,720 – 18,178,720
Technology Hardware, Storage &
Peripherals – 10,618,502 – 10,618,502
Textiles, Apparel & Luxury Goods – 70,739,236 – 70,739,236
Tobacco – 17,287,689 – 17,287,689
Trading Companies & Distributors – 29,701,638 – 29,701,638
Transportation Infrastructure – 9,016,032 – 9,016,032
Water Utilities – 2,207,221 – 2,207,221
Wireless Telecommunication Services – 27,712,180 – 27,712,180
Total Common Stocks $ 54,128,241 $ 2,011,640,016 $ – $ 2,065,768,257
Repurchase Agreements – 54,104,901 – 54,104,901
Rights 40,253 – – 40,253
Total Assets $ 54,168,494 $ 2,065,744,917 $ – $ 2,119,913,411
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (445,634) $ – $ – $ (445,634)
Total Liabilities $ (445,634) $ – $ – $ (445,634)
Total $ 53,722,860 $ 2,065,744,917 $ – $ 2,119,467,777
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,698,392,178 $ – $ – $ 1,698,392,178
Repurchase Agreements – 24,211,893 – 24,211,893
Total Assets $ 1,698,392,178 $ 24,211,893 $ – $ 1,722,604,071
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (259,958) $ – $ – $ (259,958)
Total Liabilities $ (259,958) $ – $ – $ (259,958)
Total $ 1,698,132,220 $ 24,211,893 $ – $ 1,722,344,113

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 143
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,253,430,966 $ – $ – $ 5,253,430,966
Futures Contracts 784,194 – – 784,194
Repurchase Agreements – 5,967,547 – 5,967,547
Total $ 5,254,215,160 $ 5,967,547 $ – $ 5,260,182,707
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,107,548 $ – $ – $ 4,107,548
Air Freight & Logistics 1,623,534 – – 1,623,534
Airlines 1,950,567 – – 1,950,567
Auto Components 7,231,619 – – 7,231,619
Automobiles 1,763,148 – – 1,763,148
Banks 42,035,236 – – 42,035,236
Beverages 1,940,393 – – 1,940,393
Biotechnology 55,381,702 – – 55,381,702
Building Products 6,066,344 – – 6,066,344
Capital Markets 8,267,974 – – 8,267,974
Chemicals 10,357,854 – – 10,357,854
Commercial Services & Supplies 9,958,038 – – 9,958,038
Communications Equipment 4,054,743 – – 4,054,743
Construction & Engineering 7,056,252 – – 7,056,252
Construction Materials 1,124,463 – – 1,124,463
Consumer Finance 4,390,967 – – 4,390,967
Containers & Packaging 1,291,342 – – 1,291,342
Distributors 475,970 – – 475,970
Diversified Consumer Services 3,520,437 – – 3,520,437
Diversified Financial Services 799,255 – – 799,255
Diversified Telecommunication Services 3,637,323 – – 3,637,323
Electric Utilities 3,040,830 – – 3,040,830
Electrical Equipment 5,556,072 – – 5,556,072
Electronic Equipment, Instruments &
Components 12,443,943 – – 12,443,943
Energy Equipment & Services 4,959,678 – – 4,959,678
Entertainment 6,243,817 – – 6,243,817
Equity Real Estate Investment Trusts
(REITs) 33,169,506 – – 33,169,506
Food & Staples Retailing 4,659,026 – – 4,659,026
Food Products 5,468,610 – – 5,468,610
Gas Utilities 4,381,934 – – 4,381,934
Health Care Equipment & Supplies 20,089,517 – – 20,089,517
Health Care Providers & Services 17,211,715 – – 17,211,715
Health Care Technology 7,272,658 – – 7,272,658
Hotels, Restaurants & Leisure 12,917,119 – – 12,917,119
Household Durables 10,113,300 – – 10,113,300
Household Products 1,636,022 – – 1,636,022
Independent Power and Renewable
Electricity Producers 1,698,310 – – 1,698,310
Industrial Conglomerates 371,397 – – 371,397
Insurance 10,263,878 – – 10,263,878
Interactive Media & Services 2,736,815 – – 2,736,815
Internet & Direct Marketing Retail 4,249,987 – – 4,249,987
IT Services 8,313,004 9,181 – 8,322,185
Leisure Products 3,241,324 – – 3,241,324
Life Sciences Tools & Services 5,780,271 – – 5,780,271
Machinery 21,015,082 – – 21,015,082
Marine 826,473 – – 826,473

144 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Media $ 6,640,199 $ – $ – $ 6,640,199
Metals & Mining 6,963,259 – – 6,963,259
Mortgage Real Estate Investment Trusts
(REITs) 6,801,459 – – 6,801,459
Multiline Retail 1,851,815 – – 1,851,815
Multi-Utilities 1,962,590 – – 1,962,590
Oil, Gas & Consumable Fuels 18,293,428 – – 18,293,428
Paper & Forest Products 1,167,949 – – 1,167,949
Personal Products 2,798,432 – – 2,798,432
Pharmaceuticals 9,347,167 – – 9,347,167
Professional Services 8,423,682 – – 8,423,682
Real Estate Management & Development 4,077,814 – – 4,077,814
Road & Rail 3,111,102 – – 3,111,102
Semiconductors & Semiconductor
Equipment 14,736,587 – – 14,736,587
Software 32,602,011 – – 32,602,011
Specialty Retail 14,949,331 – – 14,949,331
Technology Hardware, Storage &
Peripherals 1,950,220 – – 1,950,220
Textiles, Apparel & Luxury Goods 4,086,358 – – 4,086,358
Thrifts & Mortgage Finance 8,147,265 – – 8,147,265
Tobacco 859,517 – – 859,517
Trading Companies & Distributors 6,954,792 – – 6,954,792
Transportation Infrastructure 508,685 – – 508,685
Water Utilities 1,899,730 – – 1,899,730
Wireless Telecommunication Services 1,052,584 – – 1,052,584
Total Common Stocks $ 543,880,973 $ 9,181 $ – $ 543,890,154
Corporate Bond – 1,000 – 1,000
Repurchase Agreements – 58,010,168 – 58,010,168
Rights   – 99 – 99
Warrants 4,990 – – 4,990
Total Assets $ 543,885,963 $ 58,020,448 $ – $ 601,906,411
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (83,765) $ – $ – $ (83,765)
Total Liabilities $ (83,765) $ – $ – $ (83,765)
Total $ 543,802,198 $ 58,020,448 $ – $ 601,822,646
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended June 30, 2021, Small Cap Index held one common stock and one rights investment that were categorized as Level 3 investments which were each valued at $0.
During the six months ended June 30, 2021, International Index held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 145
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Funds did not have overdrawn
balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Small Cap Index
Common
Stocks Rights Total
Balance as of 12/31/2020 $— $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 2,650 2,650
Purchases — — —
Sales — (2,650) (2,650)
Change in Unrealized Appreciation/Depreciation — — —
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 6/30/2021 $— $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 6/30/2021 $— $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

146 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
International Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (445,634)
Total $ (445,634)
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (259,958)
Total $ (259,958)
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 784,194
Total $ 784,194
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (83,765)
Total $ (83,765)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,697,872
Total $ 2,697,872

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 147
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,620,570
Total $ 4,620,570
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 6,986,172
Total $ 6,986,172
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,622,412
Total $ 1,622,412
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (584,359)
Total $ (584,359)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,064,633)
Total $ (1,064,633)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 165,442
Total $ 165,442
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (292,681)
Total $ (292,681)
International Index
Futures Contracts:
Average Notional Balance Long $ 20,978,998
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 24,878,029

148 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. As of June 30, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 58,100,366
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 13,801,147

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 149
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred
cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more
joint repurchase agreements (“repo” or collectively “repos”)
collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any
repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
The Bank of New York Mellon or JPMorgan takes possession
of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 132,764,275
International Index 54,104,901
Mid Cap Index 24,211,893
S&P 500 Index 5,967,547
Small Cap Index 58,010,168
As of June 30, 2021, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $42,500,059, collateralized by U.S. Government Agency
Securities, 2.89%, maturing 6/25/2029; total market value $43,350,000.
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.

150 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
MetLife, Inc., 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $102,742,282, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $104,839,069.
Pershing LLC, 0.08%, dated 6/30/2021, due 7/1/2021, repurchase price $191,494,426, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.20% - 8.50%, maturing 7/6/2021 - 8/20/2070; total market value $195,323,880.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
BofA Securities,
Inc. $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
Bond Index
Cantor Fitzgerald
& Co. 3,764,275 – 3,764,275 (3,764,275) –
Bond Index CF Secured, LLC 75,000,000 – 75,000,000 (75,000,000) –
Bond Index MetLife, Inc. 17,000,000 – 17,000,000 (17,000,000) –
Bond Index Pershing LLC 22,000,000 – 22,000,000 (22,000,000) –
Total $ 132,764,275 $ – $ 132,764,275 $ (132,764,275) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
Cantor Fitzgerald
& Co. $ 1,104,901 $ – $ 1,104,901 $ (1,104,901) $ –
International
Index CF Secured, LLC 12,000,000 – 12,000,000 (12,000,000) –
International
Index MetLife, Inc. 25,000,000 – 25,000,000 (25,000,000) –
International
Index Pershing LLC 16,000,000 – 16,000,000 (16,000,000) –
Total $ 54,104,901 $ – $ 54,104,901 $ (54,104,901) $ –

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 151
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Index
BofA Securities,
Inc. $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Mid Cap Index
Cantor Fitzgerald
& Co. 4,211,893 – 4,211,893 (4,211,893) –
Mid Cap Index CF Secured, LLC 9,000,000 – 9,000,000 (9,000,000) –
Mid Cap Index Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 24,211,893 $ – $ 24,211,893 $ (24,211,893) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
Cantor Fitzgerald
& Co. $ 967,547 $ – $ 967,547 $ (967,547) $ –
S&P 500 Index CF Secured, LLC 4,000,000 – 4,000,000 (4,000,000) –
S&P 500 Index Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,967,547 $ – $ 5,967,547 $ (5,967,547) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
BofA Securities,
Inc. $ 21,000,000 $ – $ 21,000,000 $ (21,000,000) $ –
Small Cap Index
Cantor Fitzgerald
& Co. 9,010,168 – 9,010,168 (9,010,168) –
Small Cap Index CF Secured, LLC 12,000,000 – 12,000,000 (12,000,000) –

152 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index MetLife, Inc. $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
Small Cap Index Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 58,010,168 $ – $ 58,010,168 $ (58,010,168) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 153
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%

154 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
For the six months ended June 30, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30,
2022.
f
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Fund
Effective Advisory
Fee Rate
Bond Index 0.18%
International Index 0.23
Mid Cap Index 0.20
S&P 500 Index 0.11
Small Cap Index 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34%
Mid Cap Index All Classes 0.30%
S&P 500 Index All Classes 0.21%
Small Cap Index All Classes 0.28%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
Bond Index $ — $ — $ — $ — $ —
International Index — — — — —
Mid Cap Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 28,464 10,835 6,125 — 45,424
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 155
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $1,652,353 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $21,326.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Effective June 16, 2021, the Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2022:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I,
Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund
Distribution Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 %  N/A  N/A  N/A
International Index 0.15 0.12 %  N/A 0.15%
Mid Cap Index 0.15 0.10  N/A  N/A
S&P 500 Index 0.15 0.15 0.10 %  N/A
Small Cap Index  N/A 0.15  N/A  N/A
N/A — Not Applicable.

156 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2022:
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2021, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the six months ended June 30, 2021 were
executed by certain Funds pursuant to procedures adopted by
the Board of Trustees of the Funds to ensure compliance with
Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines
no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2021, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2021 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 244,857
International Index 232,058
Mid Cap Index 611,876
S&P 500 Index 1,447,925
Small Cap Index 179,835
Fund Amount
S&P 500 Index $622,640
Small Cap Index 83,922
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 145,398 $ 686,306 $ 366,207
S&P 500 Index 34,689 – –
Small Cap Index 3,697 66,383 4,730
Amounts designated as "—" are zero or have been rounded to zero.
Bond Index
Security Description
Shares/Principal
at June 30, 2021
Market Value
December 31,
2020
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
June 30, 2021
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 105,000 125,476 — — — 228 3,971 129,675 3,529 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 157
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
6. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2021, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases Sales
Bond Index $ 1,084,752,802 $ 1,271,708,165
International Index 29,620,322 72,655,864
Mid Cap Index 163,339,257 163,102,395
S&P 500 Index 114,099,748 34,931,697
Small Cap Index 100,450,385 79,622,157
Fund Purchases Sales
Bond Index $100,723,275 $158,051,471

158 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and

Index Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 159
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
10. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,266,492,685 $ 124,687,304 $ (10,002,079) $ 114,685,225
International Index 1,517,141,828 717,745,717 (115,419,768) 602,325,949
Mid Cap Index 1,089,685,076 667,158,613 (34,499,576) 632,659,037
S&P 500 Index 1,882,485,917 3,439,878,692 (62,181,902) 3,377,696,790
Small Cap Index 435,408,707 188,403,320 (21,989,381) 166,413,939

160 - Notes to Financial Statements - June 30, 2021 (Unaudited) - Index Funds
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Index Funds - June 30, 2021 (Unaudited) - Supplemental Information - 161
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Index Funds - June 30, 2021 (Unaudited) - Management Information - 163
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

164 - Management Information - June 30, 2021 (Unaudited) - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - June 30, 2021 (Unaudited) - Management Information - 165
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

166 - Market Index Definitions - June 30, 2021 (Unaudited) - Index Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

Index Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 167
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

168 - Market Index Definitions - June 30, 2021 (Unaudited) - Index Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Index Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 169
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

170 - Market Index Definitions - June 30, 2021 (Unaudited) - Index Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT AllianzGI International Growth Fund
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 7
Statements of Investments 9
Statements of Assets and Liabilities 28
Statements of Operations 32
Statements of Changes in Net Assets 34
Financial Highlights 39
Notes to Financial Statements 45
Supplemental Information 64
Management Information 67
Market Index Definitions 70

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

NVIT AllianzGI International Growth Fund - June 30, 2021 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 99.7%
Repurchase Agreements 4.6%
Liabilities in excess of other assets (4.3)%
100.0%
Top Industries
2
IT Services 15.6%
Internet & Direct Marketing Retail 11.6%
Semiconductors & Semiconductor Equipment 10.0%
Entertainment 8.5%
Software 6.6%
Air Freight & Logistics 5.0%
Health Care Equipment & Supplies 4.9%
Banks 4.7%
Interactive Media & Services 4.0%
Chemicals 3.3%
Other Industries
#
25.8%
100.0%
Top Holdings
2
Sea Ltd., ADR 6.7%
Wix.com Ltd. 6.2%
ASML Holding NV 5.1%
Ambu A/S, Class B 4.9%
MercadoLibre , Inc. 4.3%
Alibaba Group Holding Ltd., ADR 4.2%
Tencent Holdings Ltd. 4.0%
Netcompany Group A/S 3.8%
HDFC Bank Ltd. 3.8%
Infineon Technologies AG 3.6%
Other Holdings
#
53.4%
100.0%
Top Countries
2
Denmark 13.0%
China 11.7%
Germany 8.6%
Taiwan 8.1%
Netherlands 7.9%
Sweden 7.3%
Israel 6.2%
Canada 5.5%
Argentina 4.3%
Australia 3.9%
Other Countries
#
23.5%
100.0%
# For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1 Percentages indicated are based upon net assets as of June 30, 2021.
2 Percentages indicated are based upon total investments as of June 30, 2021.

4 - Fund Overview - June 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Asset Allocation
1
Common Stocks 97.9%
Repurchase Agreements 4.1%
Exchange Traded Fund 0.7%
Forward Currency Contracts (0.1)%
Liabilities in excess of other assets (2.6)%
100.0%
Top Industries
2
Banks 13.1%
Oil, Gas & Consumable Fuels 9.6%
Insurance 8.2%
Pharmaceuticals 5.4%
Food & Staples Retailing 4.7%
Diversified Telecommunication Services 4.4%
Machinery 4.3%
Metals & Mining 3.2%
Food Products 3.1%
Electronic Equipment, Instruments & Components 3.0%
Other Industries
#
41.0%
100.0%
Top Holdings
2
TotalEnergies SE 3.0%
BNP Paribas SA 2.7%
ING Groep NV 2.5%
Royal Dutch Shell plc, Class B 2.5%
British American Tobacco plc 2.5%
AXA SA 2.4%
ORIX Corp. 2.1%
Alimentation Couche-Tard, Inc., Class B 2.0%
UPM- Kymmene OYJ 2.0%
ITOCHU Corp. 2.0%
Other Holdings
#
76.3%
100.0%
Top Countries
2
Japan 19.8%
United Kingdom 15.4%
France 12.2%
Netherlands 9.2%
Germany 7.2%
Canada 5.8%
Spain 3.3%
United States 3.3%
Singapore 2.3%
Israel 2.1%
Other Countries
#
19.4%
100.0%
#
For purp oses of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2021.
2
Percentages indicated are based upon total investments as of June 30, 2021.

NVIT Emerging Markets Fund - June 30, 2021 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 0.7%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 14.2%
Internet & Direct Marketing Retail 10.3%
Banks 9.7%
Interactive Media & Services 6.5%
Technology Hardware, Storage & Peripherals 6.1%
Metals & Mining 4.9%
Oil, Gas & Consumable Fuels 3.6%
Entertainment 3.2%
Electronic Equipment, Instruments & Components 2.9%
Insurance 2.7%
Other Industries
#
35.9%
100.0%
Top Holdings
2
Tencent Holdings Ltd. 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. 5.0%
Samsung Electronics Co. Ltd. 4.0%
Alibaba Group Holding Ltd. 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 3.5%
SK Hynix, Inc. 3.1%
Ping An Insurance Group Co. of China Ltd., Class H 2.2%
Alibaba Group Holding Ltd., ADR 2.1%
Naspers Ltd., Class N 1.8%
Samsung Electronics Co. Ltd. (Preference) 1.7%
Other Holdings
#
67.5%
100.0%
Top Countries
2
China 35.0%
South Korea 13.7%
Taiwan 12.8%
India 10.5%
Brazil 6.6%
Russia 5.2%
Mexico 3.4%
South Africa 3.0%
Poland 1.5%
Macau 1.4%
Other Countries
#
6.9%
100.0%
# For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1 Percentages indicated are based upon net assets as of June 30, 2021.
2 Percentages indicated are based upon total investments as of June 30, 2021.

6 - Fund Overview - June 30, 2021 (Unaudited) - NVIT International Equity Fund
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement 1.5%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 10.1%
Pharmaceuticals 6.5%
Insurance 4.9%
Metals & Mining 4.9%
Oil, Gas & Consumable Fuels 4.7%
Semiconductors & Semiconductor Equipment 4.7%
Technology Hardware, Storage & Peripherals 3.3%
Wireless Telecommunication Services 3.0%
Building Products 2.9%
Automobiles 2.8%
Other Industries
#
52.2%
100.0%
Top Holdings
2
Samsung Electronics Co. Ltd. 2.9%
Novo Nordisk A/S, Class B 2.5%
Roche Holding AG 2.4%
Allianz SE (Registered) 1.9%
ASML Holding NV 1.7%
Deutsche Post AG (Registered) 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.4%
SoftBank Corp. 1.4%
Daimler AG (Registered) 1.3%
Unilever plc 1.3%
Other Holdings
#
81.6%
100.0%
Top Countries
2
Japan 13.4%
China 12.7%
United Kingdom 7.7%
Germany 6.4%
Canada 6.2%
France 5.2%
Taiwan 5.0%
Australia 4.9%
Switzerland 4.7%
South Korea 4.3%
Other Countries
#
29.5%
100.0%
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1 Percentages indicated are based upon net assets as of June 30, 2021.
2 Percentages indicated are based upon total investments as of June 30, 2021.

International Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT AllianzGI International Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,093.50 5.04 0.97
Hypothetical
(b)(c)
1,000.00 1,019.98 4.86 0.97
Class II Shares
Actual
(b)
1,000.00 1,091.60 6.33 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,100.40 5.31 1.02
Hypothetical
(b)(c)
1,000.00 1,019.74 5.11 1.02
Class X Shares
Actual
(b)
1,000.00 1,101.30 4.58 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class Z Shares
Actual
(b)
1,000.00 1,099.40 5.88 1.13
Hypothetical
(b)(c)
1,000.00 1,019.19 5.66 1.13

8 - Shareholder Expense Example - June 30, 2021 (Unaudited) - International Funds
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 1,062.20 5.62 1.10
Hypothetical
(b)(c)
1,000.00 1,019.34 5.51 1.10
Class II Shares
Actual
(b)
1,000.00 1,060.30 6.90 1.35
Hypothetical
(b)(c)
1,000.00 1,018.10 6.76 1.35
Class D Shares
Actual
(b)
1,000.00 1,059.70 7.35 1.44
Hypothetical
(b)(c)
1,000.00 1,017.65 7.20 1.44
Class Y Shares
Actual
(b)
1,000.00 1,062.90 4.86 0.95
Hypothetical
(b)(c)
1,000.00 1,020.08 4.76 0.95
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,139.50 5.99 1.13
Hypothetical
(b)(c)
1,000.00 1,019.19 5.66 1.13
Class II Shares
Actual
(b)
1,000.00 1,137.40 7.31 1.38
Hypothetical
(b)(c)
1,000.00 1,017.95 6.90 1.38
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT AllianzGI International Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 9
Common Stocks 99.7%
Shares Value ($)
ARGENTINA 4.5%
Internet & Direct Marketing Retail 4.5%
MercadoLibre , Inc. *(a) 8,040 12,524,632
AUSTRALIA 4.0%
Biotechnology 0.7%
CSL Ltd. 8,831 1,889,195
Hotels, Restaurants & Leisure 3.3%
Domino's Pizza Enterprises
Ltd. 103,536 9,360,101
11,249,296
BRAZIL 3.5%
IT Services 3.5%
StoneCo Ltd., Class A * 145,005 9,724,035
CANADA 5.7%
Food & Staples Retailing 1.6%
Alimentation Couche-Tard,
Inc., Class B 118,882 4,368,405
IT Services 2.1%
Shopify, Inc., Class A * 3,948 5,767,949
Software 2.0%
Constellation Software, Inc. 3,811 5,771,870
15,908,224
CHINA 12.2%
Diversified Consumer Services 0.2%
TAL Education Group, ADR * 23,784 600,070
Entertainment 1.8%
Tencent Music Entertainment
Group, ADR * 330,193 5,111,388
Interactive Media & Services 4.2%
Tencent Holdings Ltd. 155,383 11,687,775
Internet & Direct Marketing Retail 6.0%
Alibaba Group Holding Ltd.,
ADR * 53,498 12,132,276
Prosus NV * 47,344 4,632,403
16,764,679
34,163,912
DENMARK 13.6%
Air Freight & Logistics 3.4%
DSV Panalpina A/S 41,197 9,605,309
Health Care Equipment & Supplies 5.1%
Ambu A/S, Class B 369,140 14,187,280
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 35,547 2,973,934
Software 4.0%
Netcompany Group A/S Reg.
S (b) 97,053 11,055,210
37,821,733
GERMANY 8.9%
Diversified Financial Services 0.4%
GRENKE AG (a) 28,498 1,250,307
Internet & Direct Marketing Retail 1.6%
Zalando SE Reg. S *(a)(b) 37,913 4,583,174
Common Stocks
Shares Value ($)
GERMANY
IT Services 1.5%
Bechtle AG 22,864 4,252,283
Semiconductors & Semiconductor Equipment 3.8%
Infineon Technologies AG 260,495 10,446,074
Software 0.7%
SAP SE 13,598 1,918,643
Textiles, Apparel & Luxury Goods 0.9%
adidas AG 6,833 2,544,396
24,994,877
HONG KONG 2.4%
Insurance 2.4%
AIA Group Ltd. 540,524 6,718,000
INDIA 3.9%
Banks 3.9%
HDFC Bank Ltd. 544,119 10,973,905
IRELAND 1.4%
Building Products 1.4%
Kingspan Group plc 40,887 3,829,018
ISRAEL 6.4%
IT Services 6.4%
Wix.com Ltd. *(a) 62,113 18,030,162
JAPAN 1.4%
Electronic Equipment, Instruments & Components 0.7%
Keyence Corp. 3,976 2,005,669
Trading Companies & Distributors 0.7%
MonotaRO Co. Ltd. 83,827 1,985,671
3,991,340
NETHERLANDS 8.3%
IT Services 2.8%
Adyen NV Reg. S *(b) 3,199 7,818,106
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV 21,452 14,769,731
Software 0.2%
Topicus.com, Inc. *(a) 7,089 514,976
23,102,813
NEW ZEALAND 1.8%
Air Freight & Logistics 1.8%
Mainfreight Ltd. 95,046 5,111,347
SOUTH AFRICA 1.0%
Banks 1.0%
Capitec Bank Holdings Ltd. 22,996 2,716,863
SWEDEN 7.6%
Building Products 0.6%
Assa Abloy AB, Class B 54,035 1,628,015
Chemicals 2.0%
Hexpol AB 462,042 5,713,675
Electronic Equipment, Instruments & Components 1.3%
Hexagon AB, Class B 249,530 3,699,285
Machinery 2.2%
Atlas Copco AB, Class A 59,433 3,640,990

10 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Epiroc AB, Class A 110,260 2,512,706
6,153,696
Trading Companies & Distributors 1.5%
AddTech AB, Class B 250,486 4,157,669
21,352,340
SWITZERLAND 3.6%
Capital Markets 1.2%
Partners Group Holding AG 2,220 3,364,336
Chemicals 1.4%
Sika AG (Registered) 12,032 3,934,268
Machinery 1.0%
VAT Group AG Reg. S (b) 8,262 2,747,886
10,046,490
TAIWAN 8.5%
Entertainment 7.1%
Sea Ltd., ADR * 71,474 19,626,760
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 33,406 4,014,065
23,640,825
UNITED KINGDOM 1.0%
Industrial Conglomerates 1.0%
DCC plc 35,356 2,896,196
Total Common Stocks
(cost $146,641,873) 278,796,008
Repurchase Agreements 4.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $3,936,156,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $4,014,873.(c)(d) 3,936,150 3,936,150
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $7,000,010,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$7,140,010.(c)(d) 7,000,000 7,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase
price $2,000,004,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $2,040,820.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $12,936,150) 12,936,150
Total Investments
(cost $159,578,023)   — 104.3% 291,732,158
Liabilities in excess of other assets
— (4.3)% (12,154,035)
NET ASSETS — 100.0%
$ 279,578,123
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $33,305,398, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,936,150 and by $22,367,352 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $35,303,502.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$26,204,376 which represents 9.37% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $12,936,150.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt

NVIT AllianzGI International Growth Fund - June 30, 2021 (Unaudited) - Statement of Investments - 11
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks 97.9%
Shares Value ($)
AUSTRALIA 1.6%
Health Care Equipment & Supplies 0.4%
Ansell Ltd. (a) 39,073 1,275,364
Metals & Mining 1.2%
BHP Group Ltd., ADR (a) 44,573 3,246,251
4,521,615
AUSTRIA 1.4%
Machinery 1.4%
ANDRITZ AG 72,736 4,087,056
BERMUDA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd., Class
A *(a) 123,815 1,785,412
CANADA 6.0%
Food & Staples Retailing 2.1%
Alimentation Couche-Tard,
Inc., Class B 164,175 6,032,729
Metals & Mining 2.2%
Teck Resources Ltd., Class
B (a) 129,520 2,984,141
Yamana Gold, Inc. (a) 750,299 3,166,262
6,150,403
Oil, Gas & Consumable Fuels 0.9%
Cameco Corp. 141,702 2,717,844
Paper & Forest Products 0.8%
West Fraser Timber Co. Ltd.
(a) 31,726 2,277,587
17,178,563
FINLAND 2.1%
Paper & Forest Products 2.1%
UPM- Kymmene OYJ 158,633 6,001,219
FRANCE 12.5%
Banks 2.8%
BNP Paribas SA 129,603 8,116,270
Biotechnology 0.1%
DBV Technologies SA, ADR
*(a) 38,450 210,322
Construction & Engineering 1.3%
Eiffage SA 35,785 3,642,557
Insurance 2.4%
AXA SA 277,870 7,039,541
IT Services 1.2%
Atos SE 57,426 3,494,765
Oil, Gas & Consumable Fuels 3.1%
TotalEnergies SE 193,440 8,775,857
Pharmaceuticals 1.6%
Sanofi 44,893 4,704,142
35,983,454
GERMANY 7.4%
Automobiles 0.8%
Volkswagen AG (Preference) 9,049 2,269,267
Chemicals 1.5%
Covestro AG Reg. S (b) 67,644 4,369,416
Common Stocks
Shares Value ($)
GERMANY
Machinery 2.5%
Duerr AG 94,891 3,609,387
KION Group AG 35,165 3,747,909
7,357,296
Multi-Utilities 1.3%
E.ON SE 316,957 3,665,529
Pharmaceuticals 0.7%
Bayer AG (Registered) 31,774 1,930,006
Real Estate Management & Development 0.6%
Aroundtown SA 231,798 1,805,956
21,397,470
GREECE 0.4%
Banks 0.4%
Piraeus Financial Holdings
SA * 685,233 1,210,647
HONG KONG 2.0%
Food Products 2.0%
WH Group Ltd. Reg. S (b) 6,313,500 5,675,881
IRELAND 0.1%
Biotechnology 0.1%
Amarin Corp. plc, ADR *(a) 33,644 147,361
ISRAEL 2.1%
Banks 1.5%
Bank Hapoalim BM * 523,358 4,200,728
Diversified Telecommunication Services 0.6%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,703,818 1,856,095
6,056,823
JAPAN 20.2%
Auto Components 1.0%
Koito Manufacturing Co. Ltd. 44,700 2,778,845
Automobiles 1.5%
Toyota Motor Corp. 50,600 4,417,259
Banks 1.5%
Sumitomo Mitsui Financial
Group, Inc. 123,900 4,263,986
Construction & Engineering 0.8%
Kinden Corp. 133,400 2,171,352
Diversified Financial Services 2.0%
ORIX Corp. 362,100 6,092,885
Diversified Telecommunication Services 1.0%
Nippon Telegraph &
Telephone Corp. 113,300 2,951,297
Electronic Equipment, Instruments & Components 1.3%
Daiwabo Holdings Co. Ltd. (a) 223,900 3,841,846
Equity Real Estate Investment Trusts (REITs) 0.4%
Invincible Investment Corp. 2,898 1,116,638
Food & Staples Retailing 1.8%
Matsumotokiyoshi Holdings
Co. Ltd. (a) 118,400 5,226,041

NVIT Columbia Overseas Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 1.1%
Ship Healthcare Holdings,
Inc. 134,400 3,124,431
Household Durables 0.7%
Sony Group Corp. 20,000 1,941,062
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 137,600 2,518,324
IT Services 0.9%
Fujitsu Ltd. 13,300 2,491,145
Machinery 0.5%
Takuma Co. Ltd. 100,700 1,517,366
Pharmaceuticals 1.9%
Shionogi & Co. Ltd. 39,100 2,037,704
Takeda Pharmaceutical Co.
Ltd. 104,600 3,512,997
5,550,701
Real Estate Management & Development 0.3%
Starts Corp., Inc. 34,000 869,791
Trading Companies & Distributors 2.0%
ITOCHU Corp. (a) 207,200 5,955,907
Wireless Telecommunication Services 0.6%
SoftBank Group Corp. 23,600 1,652,715
58,481,591
NETHERLANDS 9.5%
Banks 3.6%
ABN AMRO Bank NV, CVA
Reg. S (b) 247,060 2,982,348
ING Groep NV 560,989 7,421,696
10,404,044
Electrical Equipment 1.4%
Signify NV Reg. S (b) 64,670 4,091,236
Insurance 1.9%
ASR Nederland NV 141,432 5,460,724
Oil, Gas & Consumable Fuels 2.6%
Royal Dutch Shell plc, Class
B 380,272 7,388,850
27,344,854
NORWAY 1.2%
Food Products 1.2%
Leroy Seafood Group ASA 404,345 3,545,801
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 1.5%
Banks 1.5%
Sberbank of Russia PJSC,
ADR 126,755 2,115,541
Sberbank of Russia PJSC,
ADR 126,345 2,096,324
4,211,865
Common Stocks
Shares Value ($)
SINGAPORE 2.4%
Electronic Equipment, Instruments & Components 1.8%
Venture Corp. Ltd. 360,000 5,150,114
Oil, Gas & Consumable Fuels 0.6%
BW LPG Ltd. Reg. S (b) 258,685 1,671,068
6,821,182
SOUTH KOREA 2.0%
Food & Staples Retailing 0.9%
GS Retail Co. Ltd. 75,140 2,579,204
Internet & Direct Marketing Retail 0.4%
Hyundai Home Shopping
Network Corp. 15,111 1,213,129
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. 50,569 1,990,957
5,783,290
SPAIN 3.4%
Banks 1.4%
Banco Santander SA 1,073,555 4,093,120
Construction & Engineering 0.6%
ACS Actividades de
Construccion y Servicios
SA 69,765 1,868,502
Electric Utilities 1.1%
Endesa SA (a) 127,940 3,103,704
Energy Equipment & Services 0.3%
Tecnicas Reunidas SA *(a) 58,125 735,326
9,800,652
SWITZERLAND 1.2%
Pharmaceuticals 1.2%
Novartis AG (Registered) 36,670 3,342,280
TAIWAN 1.9%
Insurance 1.9%
Fubon Financial Holding Co.
Ltd. 2,080,000 5,506,429
UNITED KINGDOM 15.7%
Air Freight & Logistics 0.5%
Royal Mail plc * 198,071 1,584,091
Banks 0.8%
Barclays plc 966,976 2,293,404
Capital Markets 1.5%
TP ICAP Group plc 1,586,292 4,287,684
Diversified Telecommunication Services 2.6%
BT Group plc * 1,122,212 3,013,913
Liberty Global plc, Class C * 181,520 4,908,301
7,922,214
Energy Equipment & Services 0.3%
John Wood Group plc * 271,046 826,838
Household Durables 0.4%
Crest Nicholson Holdings
plc * 185,981 1,079,448
Industrial Conglomerates 1.5%
DCC plc 52,622 4,310,545

14 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 1.3%
Just Group plc * 2,854,527 3,678,857
Media 0.9%
WPP plc 197,003 2,667,009
Oil, Gas & Consumable Fuels 1.3%
BP plc 839,657 3,669,723
Software 0.4%
Micro Focus International plc 134,758 1,020,793
Tobacco 2.5%
British American Tobacco plc 188,665 7,354,574
Wireless Telecommunication Services 1.7%
Vodafone Group plc 2,916,660 4,905,614
45,600,794
UNITED STATES 2.7%
Biotechnology 0.3%
Insmed , Inc. * 21,492 611,662
Sage Therapeutics, Inc. *(a) 6,392 363,130
974,792
Chemicals 0.4%
Livent Corp. *(a) 53,163 1,029,236
Diversified Financial Services 0.9%
Burford Capital Ltd. (a) 245,048 2,546,048
Health Care Equipment & Supplies 0.1%
Quotient Ltd. *(a) 101,783 370,490
Oil, Gas & Consumable Fuels 0.8%
Diversified Energy Co. plc
Reg. S 1,609,935 2,343,318
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.
*(a) 27,475 439,875
7,703,759
Total Common Stocks
(cost $214,037,601) 282,187,998
Exchange Traded Fund 0.7%
UNITED STATES 0.7%
iShares MSCI EAFE Value
ETF (a) 38,232 1,978,888
Total Exchange Traded Fund
(cost $2,067,250) 1,978,888
Repurchase Agreements 4.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,673,459,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,706,926.(c)(d) 1,673,457 1,673,457
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $5,000,007,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$5,100,007.(c)(d) 5,000,000 5,000,000
MetLife, Inc., 0.06%,
dated 6/30/2021, due
7/1/2021, repurchase
price $5,000,009,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $5,102,050.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,673,457) 11,673,457
Total Investments
(cost $227,778,308)   — 102.7% 295,840,343
Liabilities in excess of other assets
— (2.7)% (7,697,391)
NET ASSETS — 100.0%
$ 288,142,952

NVIT Columbia Overseas Value Fund - June 30, 2021 (Unaudited) - Statement of Investments - 15
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2021. The total value of securities on loan as of
June 30, 2021 was $25,568,768, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $11,673,457 and by $15,020,784 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 7/8/2021 – 2/15/2051, a total value of $26,694,241.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$18,789,949 which represents 6.52% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $11,673,457.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of June 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 178,000 USD 143,453 Goldman Sachs International 8/18/2021 138
USD 7,103,936 CAD 8,731,000 Goldman Sachs International 8/18/2021 60,713
USD 3,324,267 GBP 2,388,000 Goldman Sachs International 8/18/2021 20,555
USD 3,059,968 ILS 9,920,000 Goldman Sachs International 8/18/2021 15,750
USD 1,597,299 JPY 176,885,000 Goldman Sachs International 8/18/2021 4,470
Total unrealized appreciation 101,626
AUD 16,641,000 USD 12,630,136 Goldman Sachs International 8/18/2021 (147,467)
CHF 2,657,000 USD 2,899,593 Goldman Sachs International 8/18/2021 (24,289)
EUR 3,517,000 USD 4,207,355 Goldman Sachs International 8/18/2021 (32,965)
SEK 36,860,000 USD 4,360,065 Goldman Sachs International 8/18/2021 (51,133)
USD 2,875,854 ILS 9,390,000 Goldman Sachs International 8/18/2021 (5,719)
USD 5,237,210 KRW 5,932,711,000 Goldman Sachs International
**
8/18/2021 (29,727)
USD 5,357,384 TWD 149,471,000 Goldman Sachs International
**
8/18/2021 (7,663)
Total unrealized depreciation (298,963)
Net unrealized depreciation (197,337)
**
Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 98.6%
Shares Value ($)
ARGENTINA 0.4%
Internet & Direct Marketing Retail 0.4%
MercadoLibre , Inc. * 1,686 2,626,434
AUSTRIA 0.7%
Paper & Forest Products 0.7%
Mondi plc 168,131 4,429,888
BRAZIL 6.5%
Airlines 0.2%
Azul SA, ADR *(a) 56,827 1,500,233
Banks 1.5%
Banco Bradesco SA
(Preference) * 918,259 4,750,251
Banco do Brasil SA 394,700 2,549,702
Itau Unibanco Holding SA,
ADR 337,665 2,029,367
9,329,320
Capital Markets 0.6%
Banco BTG Pactual SA * 134,408 3,298,452
Banco BTG Pactual SA *∞ 9,901 235,332
3,533,784
Diversified Telecommunication Services 0.4%
Telefonica Brasil SA, ADR (a) 178,965 1,521,203
Telefonica Brasil SA 104,854 885,413
2,406,616
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 128,291 602,017
Metals & Mining 1.5%
Vale SA 407,463 9,277,652
Multiline Retail 0.6%
Lojas Renner SA * 419,537 3,730,774
Road & Rail 0.6%
Rumo SA * 943,008 3,630,746
Specialty Retail 0.6%
Pet Center Comercio e
Participacoes SA 684,373 3,544,463
Transportation Infrastructure 0.4%
CCR SA 837,600 2,265,013
39,820,618
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Parex Resources, Inc. * 129,531 2,163,030
CHINA 34.9%
Banks 2.7%
China Construction Bank
Corp., Class H 5,824,544 4,575,205
China Merchants Bank Co.
Ltd., Class H 597,341 5,097,076
Industrial & Commercial Bank
of China Ltd., Class H 10,838,000 6,358,734
16,031,015
Beverages 1.4%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a)(b) 1,440,735 4,534,837
Common Stocks
Shares Value ($)
CHINA
Beverages
Wuliangye Yibin Co. Ltd.,
Class A * 93,892 4,330,869
8,865,706
Commercial Services & Supplies 0.3%
Country Garden Services
Holdings Co. Ltd. 155,000 1,675,012
Construction & Engineering 0.2%
China Conch Venture
Holdings Ltd. 308,443 1,299,049
Construction Materials 0.9%
Anhui Conch Cement Co.
Ltd., Class H 393,500 2,088,044
China National Building
Material Co. Ltd., Class H 3,040,000 3,570,805
5,658,849
Diversified Consumer Services 0.5%
New Oriental Education &
Technology Group, Inc.,
ADR * 226,087 1,851,653
New Oriental Education &
Technology Group, Inc. * 158,311 1,295,629
3,147,282
Electrical Equipment 0.9%
NARI Technology Co. Ltd.,
Class A 936,300 3,368,902
Sungrow Power Supply Co.
Ltd., Class A 90,800 1,617,772
Xinjiang Goldwind Science &
Technology Co. Ltd., Class
H (a) 390,600 610,729
5,597,403
Electronic Equipment, Instruments & Components 0.7%
Hollysys Automation
Technologies Ltd. 112,356 1,674,104
Wuxi Lead Intelligent
Equipment Co. Ltd., Class
A 268,480 2,496,087
4,170,191
Entertainment 2.4%
Bilibili , Inc., ADR *(a) 24,948 3,039,664
NetEase , Inc., ADR 77,939 8,982,470
NetEase , Inc. 61,500 1,418,782
Tencent Music Entertainment
Group, ADR * 81,740 1,265,335
14,706,251
Food Products 0.6%
China Mengniu Dairy Co.
Ltd. * 361,000 2,182,981
Dali Foods Group Co. Ltd.
Reg. S (b) 2,836,000 1,691,171
3,874,152
Gas Utilities 0.6%
China Gas Holdings Ltd. (a) 494,800 1,509,854
China Resources Gas Group
Ltd. 312,000 1,872,571
3,382,425
Hotels, Restaurants & Leisure 1.0%
Huazhu Group Ltd., ADR * 28,907 1,526,579

NVIT Emerging Markets Fund - June 30, 2021 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure
Xiabuxiabu Catering
Management China
Holdings Co. Ltd. Reg. S
*(a)(b) 1,482,000 1,553,711
Yum China Holdings, Inc. (a) 46,338 3,069,892
6,150,182
Household Durables 0.2%
Midea Group Co. Ltd., Class
A 132,272 1,462,658
Insurance 2.5%
PICC Property & Casualty
Co. Ltd., Class H 1,955,000 1,710,093
Ping An Insurance Group Co.
of China Ltd., Class H 1,342,143 13,103,259
14,813,352
Interactive Media & Services 5.8%
Autohome , Inc., ADR 44,565 2,850,377
Kuaishou Technology Reg. S
*(a)(b) 6,800 170,606
Tencent Holdings Ltd. 424,548 31,934,135
34,955,118
Internet & Direct Marketing Retail 8.1%
Alibaba Group Holding Ltd. * 815,144 23,095,314
Alibaba Group Holding Ltd.,
ADR * 56,534 12,820,781
JD.com, Inc., ADR * 72,350 5,774,254
Prosus NV * 56,093 5,488,454
Trip.com Group Ltd., ADR * 44,768 1,587,473
48,766,276
IT Services 0.7%
21Vianet Group, Inc., ADR
*(a) 124,931 2,867,167
Kingsoft Cloud Holdings Ltd.,
ADR *(a) 49,396 1,676,006
4,543,173
Leisure Products 0.1%
Goodbaby International
Holdings Ltd. * 3,613,838 833,176
Life Sciences Tools & Services 1.6%
Joinn Laboratories China Co.
Ltd., Class H Reg. S (b) 75,600 1,217,140
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 460,593 8,442,113
9,659,253
Marine 0.2%
SITC International Holdings
Co. Ltd. 313,050 1,308,414
Real Estate Management & Development 0.5%
China Resources Land Ltd. 754,393 3,055,826
Semiconductors & Semiconductor Equipment 1.1%
LONGi Green Energy
Technology Co. Ltd., Class
A 344,400 4,729,365
Xinyi Solar Holdings Ltd. 946,000 2,042,215
6,771,580
Textiles, Apparel & Luxury Goods 1.9%
ANTA Sports Products Ltd. 170,021 4,002,916
Common Stocks
Shares Value ($)
CHINA
Textiles, Apparel & Luxury Goods
Li Ning Co. Ltd. 236,400 2,886,605
Shenzhou International Group
Holdings Ltd. 198,686 5,018,413
11,907,934
212,634,277
GEORGIA 0.8%
Banks 0.5%
Bank of Georgia Group plc * 154,033 2,864,734
Capital Markets 0.3%
Georgia Capital plc * 188,478 1,878,114
4,742,848
HONG KONG 1.1%
Machinery 0.6%
Techtronic Industries Co. Ltd. 193,500 3,386,483
Marine 0.5%
Pacific Basin Shipping Ltd. * 7,636,000 3,078,436
6,464,919
INDIA 10.4%
Auto Components 0.3%
Motherson Sumi Systems
Ltd. * 629,095 2,051,064
Automobiles 0.4%
Maruti Suzuki India Ltd. 21,683 2,194,612
Banks 1.7%
Axis Bank Ltd., GDR Reg. S * 29,769 1,497,045
HDFC Bank Ltd., ADR *(a) 122,230 8,937,458
10,434,503
Biotechnology 0.3%
Biocon Ltd. * 320,816 1,747,301
Chemicals 0.7%
UPL Ltd. 411,621 4,395,273
Construction & Engineering 0.8%
Larsen & Toubro Ltd. 230,468 4,657,880
Diversified Financial Services 0.2%
Bajaj Holdings & Investment
Ltd. * 31,209 1,518,043
Electric Utilities 0.2%
Power Grid Corp. of India Ltd. 404,998 1,266,491
Gas Utilities 0.3%
Mahanagar Gas Ltd. Reg. S 104,447 1,597,867
Household Durables 0.2%
Crompton Greaves Consumer
Electricals Ltd. 214,500 1,254,946
IT Services 1.9%
Infosys Ltd., ADR 231,397 4,903,302
Tata Consultancy Services
Ltd. 84,186 3,793,145
Tech Mahindra Ltd. 199,122 2,936,778
11,633,225
Metals & Mining 0.7%
Hindalco Industries Ltd. 890,330 4,461,223

18 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
INDIA
Oil, Gas & Consumable Fuels 1.3%
Reliance Industries Ltd. 277,065 7,879,286
Thrifts & Mortgage Finance 0.9%
Housing Development
Finance Corp. Ltd. 165,185 5,511,231
Tobacco 0.5%
ITC Ltd. 1,178,679 3,215,699
63,818,644
INDONESIA 0.9%
Banks 0.7%
Bank Mandiri Persero Tbk . PT 4,893,400 1,987,119
Bank Rakyat Indonesia
Persero Tbk . PT 8,461,451 2,299,181
4,286,300
Diversified Telecommunication Services 0.2%
Telkom Indonesia Persero
Tbk . PT, ADR (a) 60,716 1,315,716
5,602,016
KAZAKHSTAN 0.6%
Consumer Finance 0.6%
Kaspi.KZ JSC, GDR ∞(b) 35,226 3,733,956
MACAU 1.3%
Hotels, Restaurants & Leisure 1.3%
Sands China Ltd. * 1,951,640 8,219,808
MEXICO 3.4%
Banks 0.6%
Grupo Financiero Banorte
SAB de CV, Class O 583,757 3,770,671
Beverages 0.4%
Arca Continental SAB de CV
(a) 445,725 2,585,268
Construction Materials 0.4%
Cemex SAB de CV, ADR * 264,149 2,218,852
Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial
S de RL de CV 1,113,255 1,689,932
Metals & Mining 0.8%
Grupo Mexico SAB de CV
Series B 1,082,172 5,090,019
Transportation Infrastructure 0.9%
Grupo Aeroportuario del
Centro Norte SAB de CV * 426,693 2,789,536
Grupo Aeroportuario del
Pacifico SAB de CV, ADR
*(a) 22,707 2,427,151
5,216,687
20,571,429
NIGERIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
SEPLAT Energy plc Reg. S
(b) 1,129,080 1,469,447
Common Stocks
Shares Value ($)
PERU 0.1%
Banks 0.1%
Credicorp Ltd. * 4,482 542,815
PHILIPPINES 0.4%
Banks 0.4%
BDO Unibank , Inc. 1,069,775 2,480,752
POLAND 1.5%
Air Freight & Logistics 0.6%
InPost SA * 169,142 3,398,187
Entertainment 0.1%
CD Projekt SA 18,378 891,895
Metals & Mining 0.8%
KGHM Polska Miedz SA 101,545 4,994,848
9,284,930
RUSSIA 5.2%
Banks 1.2%
Sberbank of Russia PJSC,
ADR 229,176 3,802,503
Sberbank of Russia PJSC,
ADR 225,598 3,765,231
7,567,734
Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR
Reg. S 64,009 2,245,587
Interactive Media & Services 0.4%
Yandex NV, Class A *(a) 30,428 2,152,781
Metals & Mining 0.5%
MMC Norilsk Nickel PJSC,
ADR 86,767 2,943,137
Multiline Retail 0.2%
Fix Price Group Ltd., GDR
Reg. S *(b) 130,289 1,135,036
Fix Price Group Ltd., GDR
Reg. S * 18,695 163,589
Oil, Gas & Consumable Fuels 1.7%
Lukoil PJSC, ADR 64,568 5,940,256
Lukoil PJSC, ADR 38,623 3,586,910
Novatek PJSC 38,687 850,587
10,377,753
Paper & Forest Products 0.5%
Segezha Group PJSC Reg.
S *(b) 31,076,988 3,238,187
Professional Services 0.3%
HeadHunter Group plc, ADR 43,245 1,832,291
31,656,095
SOUTH AFRICA 2.9%
Internet & Direct Marketing Retail 1.8%
Naspers Ltd., Class N 52,369 11,001,344
Metals & Mining 0.4%
Anglo American plc 68,460 2,728,055
Wireless Telecommunication Services 0.7%
Vodacom Group Ltd. 459,376 4,141,822
17,871,221

NVIT Emerging Markets Fund - June 30, 2021 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
SOUTH KOREA 13.6%
Banks 0.3%
Shinhan Financial Group Co.
Ltd. 51,362 1,849,870
Chemicals 1.9%
Hansol Chemical Co. Ltd. 7,239 1,577,219
LG Chem Ltd. 3,892 2,938,189
LG Chem Ltd. (Preference) 20,432 6,959,467
11,474,875
Electronic Equipment, Instruments & Components 0.5%
Samsung SDI Co. Ltd. 4,855 3,005,014
Entertainment 0.6%
NCSoft Corp. 5,257 3,826,355
Food Products 0.3%
Orion Corp. 17,164 1,806,366
Insurance 0.2%
DB Insurance Co. Ltd. 30,730 1,495,528
Interactive Media & Services 0.4%
NAVER Corp. 6,868 2,546,787
Life Sciences Tools & Services 0.3%
Samsung Biologics Co. Ltd.
Reg. S *(b) 2,187 1,632,465
Semiconductors & Semiconductor Equipment 3.4%
SK Hynix, Inc. 167,512 18,973,898
WONIK IPS Co. Ltd. 40,060 1,765,089
20,738,987
Technology Hardware, Storage & Peripherals 5.7%
Samsung Electronics Co. Ltd. 337,378 24,181,684
Samsung Electronics Co. Ltd.
(Preference) 158,158 10,351,923
34,533,607
82,909,854
TAIWAN 12.7%
Communications Equipment 0.7%
Accton Technology Corp. 359,000 4,261,779
Electronic Equipment, Instruments & Components 1.7%
Chroma ATE, Inc. 557,595 3,832,371
Hon Hai Precision Industry
Co. Ltd. 1,003,482 4,033,737
Taiwan Union Technology
Corp. 542,828 2,269,698
10,135,806
Food & Staples Retailing 0.2%
President Chain Store Corp. 107,017 1,009,516
Machinery 0.2%
Sunonwealth Electric Machine
Industry Co. Ltd. 668,000 1,082,776
Semiconductors & Semiconductor Equipment 9.5%
Globalwafers Co. Ltd. 113,559 3,748,813
Realtek Semiconductor Corp.
* 99,000 1,794,347
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,433,055 30,602,701
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 174,853 21,010,336
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Win Semiconductors Corp. 124,000 1,669,889
58,826,086
Technology Hardware, Storage & Peripherals 0.4%
Micro-Star International Co.
Ltd. 395,000 2,230,261
77,546,224
UNITED KINGDOM 0.6%
Personal Products 0.6%
Unilever plc, ADR (a) 66,633 3,898,031
Total Common Stocks
(cost $433,559,558) 602,487,236
Repurchase Agreements 0.7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,544,286,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,575,169.(c)(d) 1,544,283 1,544,283
CF Secured, LLC, 0.05%,
dated 6/30/2021, due
7/1/2021, repurchase
price $3,000,005,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 6.00%, maturing
10/14/2021 - 7/20/2069;
total market value
$3,060,004.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,544,283) 4,544,283
Total Investments
(cost $438,103,841)   — 99.3% 607,031,519
Other assets in excess of liabilities — 0.7% 4,565,190
NET ASSETS — 100.0%
$ 611,596,709

20 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June 30,
2021 was $21,214,794, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,544,283 and by $17,585,056 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 5/15/2051, a total value of $22,129,339.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$28,818,669 which represents 4.71% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $4,544,283.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks 99.5%
Shares Value ($)
AUSTRALIA 5.0%
Biotechnology 0.6%
CSL Ltd. 3,202 684,996
Equity Real Estate Investment Trusts (REITs) 0.3%
Dexus 18,500 147,484
Goodman Group 11,313 178,746
326,230
Food Products 0.1%
Inghams Group Ltd. 46,952 140,108
Media 0.2%
Nine Entertainment Co.
Holdings Ltd. 106,403 232,867
Metals & Mining 3.1%
Fortescue Metals Group Ltd. 81,248 1,421,962
Newcrest Mining Ltd. 17,381 330,514
Rio Tinto Ltd. 4,486 426,094
Rio Tinto plc 12,983 1,068,849
3,247,419
Specialty Retail 0.7%
Adairs Ltd. 46,065 146,787
Nick Scali Ltd. 28,310 249,071
Super Retail Group Ltd. 43,170 418,092
813,950
5,445,570
BELGIUM 1.1%
Insurance 0.9%
Ageas SA/NV 17,322 960,677
Media 0.2%
Telenet Group Holding NV 6,286 236,560
1,197,237
BRAZIL 2.5%
Banks 0.2%
Banco Santander Brasil SA 29,800 242,651
Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao 87,500 295,901
Diversified Telecommunication Services 0.1%
Telefonica Brasil SA 17,600 148,619
Food Products 0.1%
Marfrig Global Foods SA 30,200 116,215
Metals & Mining 0.9%
Vale SA, ADR (a) 44,610 1,017,554
Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA
(Preference) 50,300 297,625
Specialty Retail 0.3%
Lojas Quero Quero S/A 70,300 323,811
Water Utilities 0.3%
Cia de Saneamento de Minas
Gerais -COPASA 22,800 71,006
Cia de Saneamento do
Parana * 55,400 231,344
302,350
2,744,726
Common Stocks
Shares Value ($)
CANADA 6.3%
Auto Components 0.4%
Linamar Corp. 3,158 198,076
Magna International, Inc. 2,267 209,893
407,969
Banks 0.5%
Toronto-Dominion Bank (The) 8,211 575,419
Equity Real Estate Investment Trusts (REITs) 0.2%
Artis REIT 23,876 215,916
Food & Staples Retailing 0.7%
Alimentation Couche-Tard,
Inc., Class B 20,625 757,881
Insurance 0.3%
Manulife Financial Corp. 17,008 334,782
IT Services 0.5%
CGI, Inc. * 6,423 582,350
Media 0.2%
Quebecor, Inc., Class B 9,176 244,723
Multiline Retail 0.7%
Dollarama , Inc. 16,956 776,124
Oil, Gas & Consumable Fuels 0.5%
ARC Resources Ltd. 23,979 204,081
Tourmaline Oil Corp. (a) 10,954 313,085
517,166
Professional Services 1.1%
Thomson Reuters Corp. 10,820 1,074,755
Road & Rail 0.8%
Canadian Pacific Railway
Ltd. (a) 11,810 908,139
Software 0.4%
Constellation Software, Inc. 311 471,018
6,866,242
CHINA 12.8%
Automobiles 0.3%
Yadea Group Holdings Ltd.
Reg. S (a)(b) 128,000 275,320
Banks 2.4%
Agricultural Bank of China
Ltd., Class H 1,200,000 416,722
Bank of China Ltd., Class H 2,428,000 871,618
Bank of Communications Co.
Ltd., Class H 1,493,000 1,002,936
China Construction Bank
Corp., Class H 378,000 296,921
China Everbright Bank Co.
Ltd., Class H * 394,000 160,864
2,749,061
Capital Markets 0.2%
China International Capital
Corp. Ltd., Class H Reg.
S (b) 86,400 232,580
Construction & Engineering 0.4%
China Railway Group Ltd.,
Class H 937,000 488,770

22 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Consumer Finance 0.3%
360 DigiTech , Inc., ADR * 7,605 318,193
Household Durables 0.3%
Q Technology Group Co. Ltd.
Reg. S (a) 151,000 309,625
Independent Power and Renewable Electricity Producers
0.3%
China Longyuan Power
Group Corp. Ltd., Class H 161,000 277,466
Interactive Media & Services 1.3%
Baidu, Inc., ADR * 946 192,889
Tencent Holdings Ltd. 16,100 1,211,029
1,403,918
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding Ltd.,
ADR * 4,806 1,089,905
Vipshop Holdings Ltd., ADR * 8,080 162,246
1,252,151
Life Sciences Tools & Services 0.4%
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 17,200 458,593
Machinery 0.5%
Sinotruk Hong Kong Ltd. 173,500 371,846
Yangzijiang Shipbuilding
Holdings Ltd. 97,300 102,291
Zoomlion Heavy Industry
Science and Technology
Co. Ltd., Class H 91,600 95,918
570,055
Marine 0.9%
COSCO SHIPPING Holdings
Co. Ltd., Class H *(a) 224,500 565,632
SITC International Holdings
Co. Ltd. 102,000 426,316
991,948
Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical
Corp., Class H 1,568,000 795,225
PetroChina Co. Ltd., Class H 2,322,000 1,136,479
1,931,704
Pharmaceuticals 0.6%
CSPC Pharmaceutical Group
Ltd. 427,200 618,461
Real Estate Management & Development 0.2%
KE Holdings, Inc., ADR * 4,223 201,353
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. (a) 242,000 278,333
Textiles, Apparel & Luxury Goods 1.5%
Bosideng International
Holdings Ltd. (a) 668,000 477,511
Li Ning Co. Ltd. 96,500 1,178,331
1,655,842
14,013,373
DENMARK 2.6%
Pharmaceuticals 2.6%
Novo Nordisk A/S, Class B 33,646 2,814,893
Common Stocks
Shares Value ($)
FINLAND 1.3%
Banks 0.4%
Nordea Bank Abp 40,197 447,263
Machinery 0.9%
Valmet OYJ 23,154 1,010,271
1,457,534
FRANCE 5.3%
Auto Components 0.9%
Cie Generale des
Etablissements Michelin
SCA 6,392 1,020,179
Banks 0.5%
BNP Paribas SA 8,986 562,740
Building Products 0.4%
Cie de Saint-Gobain 6,674 440,037
Chemicals 0.6%
Air Liquide SA 3,691 646,752
Electric Utilities 0.9%
Electricite de France SA (a) 75,927 1,036,684
Hotels, Restaurants & Leisure 0.9%
La Francaise des Jeux SAEM
Reg. S (a)(b) 16,347 961,312
Life Sciences Tools & Services 0.5%
Sartorius Stedim Biotech 1,094 517,533
Personal Products 0.6%
L'Oreal SA 1,361 606,885
5,792,122
GERMANY 6.4%
Air Freight & Logistics 1.5%
Deutsche Post AG
(Registered) 25,404 1,728,512
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 101,527
Automobiles 1.4%
Daimler AG (Registered) (a) 16,642 1,486,635
Capital Markets 0.6%
Deutsche Bank AG
(Registered) * 47,020 612,502
Insurance 2.0%
Allianz SE (Registered) 8,631 2,152,020
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 446 122,180
2,274,200
Pharmaceuticals 0.1%
Merck KGaA 600 115,182
Software 0.7%
SAP SE 5,114 721,572
7,040,130
GREECE 0.1%
Banks 0.1%
National Bank of Greece SA * 33,600 95,722

NVIT International Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
HONG KONG 2.0%
Building Products 0.7%
Xinyi Glass Holdings Ltd. 190,000 774,506
Food Products 0.8%
WH Group Ltd. Reg. S (b) 941,500 846,415
Machinery 0.5%
Techtronic Industries Co. Ltd. 33,000 577,540
2,198,461
INDIA 2.7%
Aerospace & Defense 0.1%
Bharat Electronics Ltd. 47,253 113,626
Automobiles 0.1%
Tata Motors Ltd., ADR * 6,700 152,626
Banks 0.5%
Bank of Baroda * 93,507 108,278
Punjab National Bank * 360,356 205,258
State Bank of India, GDR
Reg. S (a) 3,438 192,074
505,610
IT Services 1.9%
Infosys Ltd., ADR 28,860 611,543
Tata Consultancy Services
Ltd. 17,842 803,902
Wipro Ltd., ADR 81,161 633,867
2,049,312
Software 0.1%
Cyient Ltd. 9,745 112,760
2,933,934
INDONESIA 0.3%
Diversified Telecommunication Services 0.2%
Telkom Indonesia Persero
Tbk . PT 750,000 162,935
Tobacco 0.1%
Gudang Garam Tbk . PT * 52,800 160,951
323,886
IRELAND 0.1%
Life Sciences Tools & Services 0.1%
ICON plc * 492 101,701
ITALY 1.4%
Banks 0.3%
Banco BPM SpA 105,489 339,047
Construction Materials 0.8%
Buzzi Unicem SpA 32,255 857,953
Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA 8,657 152,174
IT Services 0.2%
Reply SpA 1,330 218,590
1,567,764
JAPAN 13.6%
Automobiles 0.7%
Toyota Motor Corp. 8,200 715,840
Banks 1.3%
77 Bank Ltd. (The) 7,900 86,306
Japan Post Bank Co. Ltd. 61,200 512,617
Common Stocks
Shares Value ($)
JAPAN
Banks
Mizuho Financial Group, Inc. 15,300 215,586
Nishi-Nippon Financial
Holdings, Inc. 28,900 163,933
Resona Holdings, Inc. 25,900 99,289
Sumitomo Mitsui Trust
Holdings, Inc. 6,800 215,229
1,292,960
Building Products 0.9%
AGC, Inc. (a) 5,900 247,659
Daikin Industries Ltd. 4,100 763,219
1,010,878
Chemicals 1.2%
Nitto Denko Corp. 6,900 514,616
Shin-Etsu Chemical Co. Ltd. 4,200 702,007
1,216,623
Commercial Services & Supplies 0.4%
Dai Nippon Printing Co. Ltd. 19,700 416,337
Construction Materials 0.1%
Taiheiyo Cement Corp. 5,000 109,644
Consumer Finance 0.1%
Credit Saison Co. Ltd. (a) 8,200 99,486
Diversified Financial Services 0.9%
ORIX Corp. 60,000 1,009,592
Electric Utilities 0.5%
Hokkaido Electric Power Co.,
Inc. 34,100 153,774
Tohoku Electric Power Co.,
Inc. 49,700 389,154
542,928
Electrical Equipment 0.1%
Mitsubishi Electric Corp. 8,700 126,049
Electronic Equipment, Instruments & Components 0.1%
Nippon Electric Glass Co.
Ltd. (a) 4,300 100,978
Entertainment 0.8%
Nintendo Co. Ltd. 1,600 930,944
Food Products 0.2%
Ajinomoto Co., Inc. 5,200 134,965
NH Foods Ltd. 2,200 85,523
220,488
Health Care Equipment & Supplies 0.1%
Hoya Corp. 1,100 145,793
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. (a) 4,000 176,445
Independent Power and Renewable Electricity Producers
0.4%
Electric Power Development
Co. Ltd. (a) 31,300 446,655
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 49,300 902,277
Japan Post Holdings Co.
Ltd. * 26,700 219,636
1,121,913

24 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
JAPAN
Internet & Direct Marketing Retail 0.1%
ZOZO, Inc. 3,500 118,981
Leisure Products 0.1%
Yamaha Corp. 1,900 103,082
Machinery 0.4%
Amada Co. Ltd. 47,500 478,629
Media 0.2%
SKY Perfect JSAT Holdings,
Inc. 62,500 227,784
Real Estate Management & Development 0.2%
Sumitomo Realty &
Development Co. Ltd. (a) 7,300 260,777
Semiconductors & Semiconductor Equipment 0.9%
Tokyo Electron Ltd. 2,300 990,246
Specialty Retail 0.4%
DCM Holdings Co. Ltd. 35,400 337,063
EDION Corp. (a) 15,500 151,348
488,411
Tobacco 0.2%
Japan Tobacco, Inc. (a) 11,800 222,859
Trading Companies & Distributors 0.4%
ITOCHU Corp. 14,300 411,050
Wireless Telecommunication Services 1.7%
KDDI Corp. 9,400 293,085
SoftBank Corp. 114,200 1,493,835
1,786,920
14,772,292
KYRGYZSTAN 0.1%
Metals & Mining 0.1%
Centerra Gold, Inc. 20,111 152,666
MALAYSIA 0.3%
Banks 0.1%
Public Bank Bhd. 154,400 152,873
Health Care Equipment & Supplies 0.2%
Hartalega Holdings Bhd. 103,400 183,025
335,898
MALTA 0.4%
Hotels, Restaurants & Leisure 0.4%
Kindred Group plc, SDR 30,745 482,072
MEXICO 0.2%
Metals & Mining 0.2%
Ternium SA, ADR 6,478 249,144
NETHERLANDS 3.0%
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize
NV 4,446 132,189
Insurance 0.7%
NN Group NV 15,814 745,357
Professional Services 0.5%
Wolters Kluwer NV 4,984 500,930
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 1.7%
ASML Holding NV 2,788 1,919,541
3,298,017
NORWAY 0.1%
Banks 0.1%
DNB ASA 5,724 124,673
POLAND 0.5%
Oil, Gas & Consumable Fuels 0.5%
Polskie Gornictwo Naftowe i
Gazownictwo SA 343,740 601,690
RUSSIA 2.1%
Beverages 0.5%
Coca-Cola HBC AG 16,293 589,245
Oil, Gas & Consumable Fuels 1.6%
Gazprom PJSC, ADR 43,464 332,287
Lukoil PJSC, ADR 3,512 323,104
Lukoil PJSC, ADR 2,564 238,118
Rosneft Oil Co. PJSC, GDR
Reg. S 81,485 632,269
Transneft PJSC (Preference) 56 132,464
1,658,242
2,247,487
SAUDI ARABIA 1.0%
Health Care Providers & Services 0.8%
Dr Sulaiman Al Habib Medical
Services Group Co. 15,465 673,876
Mouwasat Medical Services
Co. 2,693 129,385
803,261
Specialty Retail 0.2%
Jarir Marketing Co. 4,483 252,458
1,055,719
SINGAPORE 0.5%
Banks 0.5%
DBS Group Holdings Ltd. 8,600 190,842
Oversea-Chinese Banking
Corp. Ltd. 39,300 349,522
540,364
SOUTH AFRICA 1.2%
Metals & Mining 0.6%
African Rainbow Minerals Ltd. 5,848 104,668
Anglo American Platinum Ltd. 1,025 118,449
Impala Platinum Holdings Ltd. 10,002 165,293
Kumba Iron Ore Ltd. 3,267 146,521
Sibanye Stillwater Ltd. 42,705 178,685
713,616
Wireless Telecommunication Services 0.6%
Vodacom Group Ltd. 68,044 613,498
1,327,114
SOUTH KOREA 4.4%
Banks 1.2%
Hana Financial Group, Inc. 31,138 1,272,070
Electric Utilities 0.2%
Korea Electric Power Corp. 12,327 272,052

NVIT International Equity Fund - June 30, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd. 45,373 3,252,125
4,796,247
SPAIN 0.5%
Electric Utilities 0.5%
Iberdrola SA 41,928 510,911
SWEDEN 1.9%
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 7,788 97,935
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S (b) 886 140,068
Household Durables 1.1%
Electrolux AB Series B 10,376 287,836
Husqvarna AB, Class B 68,257 907,384
1,195,220
Tobacco 0.6%
Swedish Match AB 81,130 691,977
2,125,200
SWITZERLAND 4.8%
Building Products 0.9%
Geberit AG (Registered) 1,268 951,471
Capital Markets 0.6%
Credit Suisse Group AG
(Registered) 24,081 252,037
Partners Group Holding AG 254 384,929
636,966
Life Sciences Tools & Services 0.3%
Lonza Group AG (Registered) 410 290,646
Pharmaceuticals 3.0%
Novartis AG (Registered) 7,242 660,071
Roche Holding AG 7,190 2,709,699
3,369,770
5,248,853
TAIWAN 5.0%
Chemicals 0.3%
Nan Ya Plastics Corp. 94,000 280,118
Diversified Financial Services 0.4%
Yuanta Financial Holding Co.
Ltd. * 451,000 434,611
Electronic Equipment, Instruments & Components 0.9%
Delta Electronics, Inc. 93,000 1,009,742
Marine 1.1%
Evergreen Marine Corp.
Taiwan Ltd. * 109,000 770,524
Yang Ming Marine Transport
Corp. * 62,000 406,101
1,176,625
Semiconductors & Semiconductor Equipment 2.1%
Himax Technologies, Inc.,
ADR (a) 8,433 140,494
Novatek Microelectronics
Corp. 33,000 591,009
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd. 75,000 1,601,615
2,333,118
Technology Hardware, Storage & Peripherals 0.1%
Micro-Star International Co.
Ltd. 24,000 135,510
Textiles, Apparel & Luxury Goods 0.1%
Feng TAY Enterprise Co. Ltd. 15,720 138,069
5,507,793
THAILAND 0.5%
Electronic Equipment, Instruments & Components 0.3%
Hana Microelectronics PCL 118,700 264,293
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 64,700 237,200
501,493
TURKEY 0.1%
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 140,548
UNITED KINGDOM 7.7%
Banks 2.1%
Barclays plc 444,236 1,053,607
Lloyds Banking Group plc 158,846 102,759
Natwest Group plc 180,417 506,951
Standard Chartered plc 90,822 578,674
2,241,991
Capital Markets 0.2%
Standard Life Aberdeen plc 52,889 198,319
Food Products 0.4%
Tate & Lyle plc 44,765 457,521
Household Durables 0.1%
Redrow plc 13,617 115,454
Media 0.1%
Future plc 3,225 139,824
Multiline Retail 0.3%
B&M European Value Retail
SA 21,712 172,253
Next plc * 1,926 209,611
381,864
Personal Products 1.4%
Unilever plc 24,727 1,447,254
Pharmaceuticals 0.2%
GlaxoSmithKline plc 13,005 255,479
Professional Services 0.3%
RELX plc 10,907 289,761
Specialty Retail 0.7%
Dunelm Group plc 14,045 275,858
Halfords Group plc * 21,955 131,184
Kingfisher plc 44,977 226,923
Pets at Home Group plc 27,431 173,180
807,145

26 - Statement of Investments - June 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco 1.2%
Imperial Brands plc 62,530 1,347,489
Wireless Telecommunication Services 0.7%
Vodafone Group plc 475,975 800,556
8,482,657
UNITED STATES 1.7%
Automobiles 0.5%
Stellantis NV (a) 25,537 500,974
Construction Materials 0.1%
James Hardie Industries plc
CHDI 3,701 125,700
Electrical Equipment 0.9%
Schneider Electric SE 6,693 1,053,575
Equity Real Estate Investment Trusts (REITs) 0.2%
Brookfield Property REIT,
Inc., Class A 11,605 219,218
1,899,467
Total Common Stocks
(cost $87,122,492) 108,993,600
Repurchase Agreement 1.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.05%, dated 6/30/2021,
due 7/1/2021, repurchase
price $1,674,827,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2026 -
11/15/2028; total market
value $1,708,320.(c)(d) 1,674,824 1,674,824
Total Repurchase Agreement
(cost $1,674,824) 1,674,824
Total Investments
(cost $88,797,316)   — 101.0% 110,668,424
Liabilities in excess of other assets
— (1.0)% (1,102,108)
NET ASSETS — 100.0%
$ 109,566,316
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2021. The total value of securities on loan as of June
30, 2021 was $7,023,437, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,674,824 and by $5,973,766 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 8.00%, and maturity dates ranging from
7/8/2021 – 2/15/2051, a total value of $7,648,590.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2021 was
$2,914,288 which represents 2.66% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2021 was $1,674,824.
(d) Please refer to Note 2 for addit ional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Assets:
Investment securities, at value
*
$ 278,796,008 $ 284,166,886
Repurchase agreement, at value 12,936,150 11,673,457
Cash 159,295 1,727,642
Foreign currencies, at value 105,109 83
Interest and dividends receivable 123,429 683,078
Security lending income receivable 19,175 17,870
Receivable for investments sold — 287,698
Receivable for capital shares issued 1,802 180,642
Reclaims receivable 1,240,001 2,079,768
Unrealized appreciation on forward foreign currency contracts (Note
2) — 101,626
Receivable for reimbursement from investment adviser (Note 3) 17,359 41,379
Prepaid expenses 932 1,368
Total Assets 293,399,260 300,961,497
Liabilities:
Payable for investments purchased — 143,838
Payable for capital shares redeemed 65,429 198,369
Cash overdraft (Note 2) — —
Foreign currency overdraft payable (Note 2) — —
Unrealized depreciation on forward foreign currency contracts (Note
2) — 298,963
Payable upon return of securities loaned (Note 2) 12,936,150 11,673,457
Accrued expenses and other payables:
Investment advisory fees 183,933 181,590
Fund administration fees 58,002 108,707
Distribution fees 33,888 43,994
Administrative servicing fees 37,350 10,354
Accounting and transfer agent fees 51 59
Trustee fees 22 7
Deferred capital gain country tax 399,515 —
Custodian fees 6,590 32,526
Compliance program costs (Note 3) 436 845
Professional fees 18,337 24,254
Printing fees 65,686 151
Other 15,748 101,431
Total Liabilities 13,821,137 12,818,545
Net Assets $ 279,578,123 $ 288,142,952
* Includes value of securities on loan (Note 2) 33,305,398 25,568,768
Cost of investment securities 146,641,873 216,104,851
Cost of repurchase agreement 12,936,150 11,673,457
Cost of foreign currencies 103,965 83
Proceeds of foreign currency overdraft — —
Represented by:
Capital $ 129,739,009 $ 254,442,729
Total distributable earnings (loss) 149,839,114 33,700,223
Net Assets $ 279,578,123 $ 288,142,952

International Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 602,487,236 $ 108,993,600
4,544,283 1,674,824
8,213,611 —
746,960 —
1,599,712 251,475
5,033 1,376
233,401 4,469,767
82,467 233
56,021 287,250
— —
— —
2,478 455
617,971,202 115,678,980
648,792 4,149,837
195,944 40,460
— 9,960
— 7,499
— —
4,544,283 1,674,824
438,020 72,325
84,769 62,888
20,423 10,466
40,122 15,645
245 80
521 31
347,615 22,234
10,452 1,509
640 103
20,849 31,568
17,895 9,917
3,923 3,318
6,374,493 6,112,664
$ 611,596,709 $ 109,566,316
21,214,794 7,023,437
433,559,558 87,122,492
4,544,283 1,674,824
739,326 —
— 7,539
$ 528,374,107 $ 78,629,170
83,222,602 30,937,146
$ 611,596,709 $ 109,566,316

30 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia Overseas
Value Fund
Net Assets:
Class I Shares $ 119,003,049 $ 36,366,719
Class II Shares 160,575,074 —
Class D Shares — —
Class X Shares — 44,371,751
Class Y Shares — —
Class Z Shares — 207,404,482
Total $ 279,578,123 $ 288,142,952
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 8,999,285 3,070,796
Class II Shares 12,245,305 —
Class D Shares — —
Class X Shares — 3,743,293
Class Y Shares — —
Class Z Shares — 17,533,159
Total 21,244,590 24,347,248
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13.22 $ 11.84
Class II Shares $ 13.11 $ —
Class D Shares $ — $ —
Class X Shares $ — $ 11.85
Class Y Shares $ — $ —
Class Z Shares $ — $ 11.83
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Emerging Markets
Fund
NVIT International Equity
Fund
$ 69,733,613 $ 59,146,803
63,172,341 50,419,513
36,487,644 —
— —
442,203,111 —
— —
$ 611,596,709 $ 109,566,316
4,388,880 4,471,884
4,035,564 3,853,270
2,335,402 —
— —
27,824,446 —
— —
38,584,292 8,325,154
$ 15.89 $ 13.23
$ 15.65 $ 13.08
$ 15.62 $ —
$ — $ —
$ 15.89 $ —
$ — $ —

32 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT AllianzGI
International Growth
Fund
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,037,020 $ 6,479,516
Income from securities lending (Note 2) 39,531 91,601
Interest income 2,254 —
Foreign tax withholding (63,604) (636,809)
Total Income 1,015,201 5,934,308
EXPENSES:
Investment advisory fees 1,152,469 1,111,794
Fund administration fees 78,480 103,801
Distribution fees Class II Shares 192,682 —
Distribution fees Class D Shares — —
Distribution fees Class Z Shares — 263,170
Administrative servicing fees Class I Shares 87,487 31,789
Administrative servicing fees Class II Shares 115,610 —
Administrative servicing fees Class D Shares — —
Administrative servicing fees Class X Shares — 2,178
Administrative servicing fees Class Z Shares — 10,528
Professional fees 35,370 26,679
Printing fees 11,936 69,177
Trustee fees 3,919 4,307
Custodian fees 953 3,842
Accounting and transfer agent fees 7,881 11,946
Compliance program costs (Note 3) 364 172
Other 7,236 1,985
Total expenses before fees waived expenses reimbursed 1,694,387 1,641,368
Investment advisory fees waived (Note 3) (78,529) —
Investment advisory fees voluntarily waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (106,215) (41,379)
Net Expenses 1,509,643 1,599,989
NET INVESTMENT INCOME/(LOSS) (494,442) 4,334,319
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 9,696,122 16,877,917
Settlement of forward foreign currency contracts (Note 2) — (67,104)
Foreign currency transactions (Note 2) (89,537) 13,057
Net realized gains (losses) 9,606,585 16,823,870
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 14,500,848 7,939,765
Forward foreign currency contracts (Note 2) — (277,769)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (53,009) (114,280)
Net change in unrealized appreciation/depreciation 14,447,839 7,547,716
Net realized/unrealized gains (losses) 24,054,424 24,371,586
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 23,559,982 $ 28,705,905
† Net of capital gain country taxes $ — $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 82,269 $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 33
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
$ 7,155,310 $ 2,010,880
27,979 12,079
1,027 571
(830,252) (205,287)
6,354,064 1,818,243
2,903,218 423,525
114,362 51,974
76,832 61,265
46,471 —
— —
51,718 42,652
46,099 36,759
44,612 —
— —
— —
43,761 32,813
16,952 9,733
9,148 1,540
33,407 1,848
8,258 4,094
1,172 200
8,826 860
3,404,836 667,262
(152,559) (5,295)
(91,534) —
— —
3,160,743 661,967
3,193,321 1,156,276
16,546,324 14,249,300
— —
(150,221) (14,804)
16,396,103 14,234,496
17,552,770 (1,606,886)
— —
3,910 (9,794)
17,556,680 (1,616,680)
33,952,783 12,617,816
$ 37,146,104 $ 13,774,092
$ (75,096) $ (101,863)
$ 545,655 $ 80,074

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (494,442) $ 1,018,116
Net realized gains (losses) 9,606,585 8,852,102
Net change in unrealized appreciation/depreciation 14,447,839 74,945,252
Change in net assets resulting from operations 23,559,982 84,815,470
Distributions to Shareholders From:
Distributable earnings:
Class I — (28,272,915)
Class II — (33,097,043)
Class D — —
Class Y — —
Change in net assets from shareholder distributions — (61,369,958)
Change in net assets from capital transactions 4,909,510 41,891,119
Change in net assets 28,469,492 65,336,631
Net Assets:
Beginning of period 251,108,631 185,772,000
End of period $ 279,578,123 $ 251,108,631
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,851,503 $ 5,790,113
Dividends reinvested — 28,272,915
Cost of shares redeemed (8,663,286) (12,953,924)
Total Class I Shares (3,811,783) 21,109,104
Class II Shares
Proceeds from shares issued 27,612,636 24,852,188
Dividends reinvested — 33,097,043
Cost of shares redeemed (18,891,343) (37,167,216)
Total Class II Shares 8,721,293 20,782,015
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares(a)
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 11) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares(a)
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 11) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ 4,909,510 $ 41,891,119

International Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 4,334,319 $ 3,253,424 $ 3,193,321 $ 8,348,389
16,823,870 (17,711,026) 16,396,103 (64,718,090)
7,547,716 42,916,384 17,556,680 92,020,497
28,705,905 28,458,782 37,146,104 35,650,796
— (2,418,670) — (1,106,757)
— — — (871,899)
— — — (512,347)
— — — (7,870,643)
— (2,418,670) — (10,361,646)
(44,822,554) 80,447,983 (23,424,789) (377,070,058)
(16,116,649) 106,488,095 13,721,315 (351,780,908)
304,259,601 197,771,506 597,875,394 949,656,302
$ 288,142,952 $ 304,259,601 $ 611,596,709 $ 597,875,394
$ 17,970 $ 21,533,072 $ 3,788,282 $ 7,386,562
— 2,418,670 — 1,106,757
(166,903,187) (33,444,346) (5,532,264) (16,049,936)
(166,885,217) (9,492,604) (1,743,982) (7,556,617)
— — 6,550,701 5,969,089
— — — 871,899
— — (6,524,237) (12,895,952)
— — 26,464 (6,054,964)
— — 2,291,115 2,681,810
— — — 512,347
— — (5,013,256) (8,926,021)
— — (2,722,141) (5,731,864)
1,894,596 10,332,272(a) — —
— 34,885,863(a) — —
— —(a) — —
(2,868,770) (9,786,436)(a) — —
(974,174) 35,431,699(a) — —
— — 6,619,195 49,439,857
— — — 7,870,643
— — (25,604,325) (415,037,113)
— — (18,985,130) (357,726,613)
146,005,182 4,145,263(a) — —
— 50,911,745(a) — —
— —(a) — —
(22,968,345) (548,120)(a) — —
123,036,837 54,508,888(a) — —
$ (44,822,554) $ 80,447,983 $ (23,424,789) $ (377,070,058)

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - International Funds
NVIT AllianzGI International Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
SHARE TRANSACTIONS:
Class I Shares
Issued 380,522 486,047
Reinvested — 2,750,284
Redeemed (677,800) (1,131,623)
Total Class I Shares (297,278) 2,104,708
Class II Shares
Issued 2,176,270 2,126,489
Reinvested — 3,238,458
Redeemed (1,478,715) (3,177,529)
Total Class II Shares 697,555 2,187,418
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares(a)
Issued — —
Issued in merger (Note 11) — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares(a)
Issued — —
Issued in merger (Note 11) — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares 400,277 4,292,126
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 12, 2020 (commencement of operations) through December 31, 2020.

International Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 37
NVIT Columbia Overseas Value Fund NVIT Emerging Markets Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
1,574 2,720,494 240,244 610,911
— 259,793 — 84,071
(15,447,150) (3,537,722) (351,870) (1,345,391)
(15,445,576) (557,435) (111,626) (650,409)
— — 419,351 498,534
— — — 68,116
— — (419,310) (1,077,329)
— — 41 (510,679)
— — 145,510 222,671
— — — 40,399
— — (324,561) (748,190)
— — (179,051) (485,120)
160,519 1,072,520(a) — —
— 3,819,889(a) — —
— —(a) — —
(246,838) (1,062,797)(a) — —
(86,319) 3,829,612(a) — —
— — 419,504 4,058,815
— — — 594,380
— — (1,614,180) (33,660,031)
— — (1,194,676) (29,006,836)
13,552,481 413,661(a) — —
— 5,574,905(a) — —
— —(a) — —
(1,951,879) (56,009)(a) — —
11,600,602 5,932,557(a) — —
(3,931,293) 9,204,734 (1,485,312) (30,653,044)

38 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income $ 1,156,276 $ 1,243,392
Net realized gains (losses) 14,234,496 (4,571,436)
Net change in unrealized appreciation/depreciation (1,616,680) 10,003,752
Change in net assets resulting from operations 13,774,092 6,675,708
Distributions to Shareholders From:
Distributable earnings:
Class I — (572,673)
Class II — (414,949)
Change in net assets from shareholder distributions — (987,622)
Change in net assets from capital transactions (6,267,749) (8,231,886)
Change in net assets 7,506,343 (2,543,800)
Net Assets:
Beginning of period 102,059,973 104,603,773
End of period $ 109,566,316 $ 102,059,973
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,224,733 $ 6,727,304
Dividends reinvested — 572,673
Cost of shares redeemed (5,631,726) (12,194,459)
Total Class I Shares (2,406,993) (4,894,482)
Class II Shares
Proceeds from shares issued 486,915 3,595,361
Dividends reinvested — 414,949
Cost of shares redeemed (4,347,671) (7,347,714)
Total Class II Shares (3,860,756) (3,337,404)
Change in net assets from capital transactions $ (6,267,749) $ (8,231,886)
SHARE TRANSACTIONS:
Class I Shares
Issued 257,016 665,762
Reinvested — 54,266
Redeemed (448,844) (1,240,621)
Total Class I Shares (191,828) (520,593)
Class II Shares
Issued 39,560 404,152
Reinvested — 40,363
Redeemed (354,863) (749,736)
Total Class II Shares (315,303) (305,221)
Total change in shares (507,131) (825,814)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - June 30, 2021 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT AllianzGI International
Growth Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.09 (0.01) 1.14 1.13 — — — $ 13.22 9.35% $ 119,003,049 0.97% (0.23)% 1.11% 11.74%
Year Ended December 31,
2020 $ 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) $ 12.09 51.04% $ 112,437,103 0.97% 0.69% 1.16% 45.67%
Year Ended December 31,
2019 $ 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) $ 11.26 33.15% $ 80,956,700 1.07% 0.12% 1.09% 24.39%
Year Ended December 31,
2018 $ 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) $ 9.14 (16.46)% $ 68,915,306 1.03% 1.20% 1.03% 154.64%
Year Ended December 31,
2017 $ 9.68 0.11 2.38 2.49 (0.14) — (0.14) $ 12.03 25.77% $ 90,762,754 1.05% 1.02% 1.05% 47.09%
Year Ended December 31,
2016 $ 10.26 0.12 (0.33) (0.21) (0.15) (0.22) (0.37) $ 9.68 (2.12)% $ 79,841,390 1.06% 1.21% 1.06% 47.81%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.01 (0.03) 1.13 1.10 — — — $ 13.11 9.16% $ 160,575,074 1.22% (0.47)% 1.36% 11.74%
Year Ended December 31,
2020 $ 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) $ 12.01 50.76% $ 138,671,528 1.22% 0.39% 1.41% 45.67%
Year Ended December 31,
2019 $ 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) $ 11.20 32.84% $ 104,815,300 1.32% (0.13)% 1.34% 24.39%
Year Ended December 31,
2018 $ 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) $ 9.09 (16.67)% $ 90,676,629 1.28% 0.94% 1.28% 154.64%
Year Ended December 31,
2017 $ 9.65 0.08 2.38 2.46 (0.11) — (0.11) $ 12.00 25.53% $ 119,547,807 1.30% 0.77% 1.30% 47.09%
Year Ended December 31,
2016 $ 10.24 0.09 (0.34) (0.25) (0.12) (0.22) (0.34) $ 9.65 (2.47)% $ 110,148,490 1.31% 0.95% 1.31% 47.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT Columbia Overseas
Value Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.76 0.17 0.91 1.08 — — — $ 11.84 10.04% $ 36,366,719 1.02% 2.95% 1.04% 21.61%
Year Ended December 31,
2020 $ 10.37 0.17 0.35 0.52 (0.13) — (0.13) $ 10.76 5.18% $ 199,235,981 1.02% 1.80% 1.02% 127.19%(g)
Year Ended December 31,
2019 $ 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) $ 10.37 12.49% $ 197,771,506 1.02% 2.61% 1.02% 40.16%
Year Ended December 31,
2018 $ 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) $ 10.43 (15.69)% $ 178,681,708 1.01% 1.75% 1.01% 31.04%
Year Ended December 31,
2017 $ 10.62 0.22 2.19 2.41 (0.25) — (0.25) $ 12.78 22.72% $ 223,349,692 0.99% 1.82% 0.99% 16.76%
Year Ended December 31,
2016 $ 10.88 0.23 (0.10) 0.13 (0.23) (0.16) (0.39) $ 10.62 1.12% $ 207,500,262 1.02% 2.19% 1.02% 18.20%
Class X Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.76 0.18 0.91 1.09 — — — $ 11.85 10.13% $ 44,371,751 0.88% 3.16% 0.91% 21.61%
Period Ended December 31,
2020(h) $ 9.37 0.01 1.38 1.39 — — — $ 10.76 14.83% $ 41,215,402 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
Six Months Ended June 30,
2021 (Unaudited) $ 10.76 0.17 0.90 1.07 — — — $ 11.83 9.94% $ 207,404,482 1.13% 2.87% 1.16% 21.61%
Period Ended December 31,
2020(h) $ 9.37 — 1.39 1.39 — — — $ 10.76 14.83% $ 63,808,218 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

42 - Financial Highlights - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
NVIT Emerging Markets
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.96 0.08 0.85 0.93 — — — $ 15.89 6.22% $ 69,733,613 1.10% 0.99% 1.18% 13.95%
Year Ended December 31,
2020 $ 13.45 0.13 1.62 1.75 (0.24) — (0.24) $ 14.96 13.30% $ 67,331,230 1.12% 1.02% 1.18% 25.45%
Year Ended December 31,
2019 $ 11.21 0.28 2.27 2.55 (0.31) — (0.31) $ 13.45 22.95% $ 69,303,181 1.11% 2.23% 1.16% 22.56%
Year Ended December 31,
2018 $ 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) $ 11.21 (17.42)% $ 61,380,876 1.14% 1.40% 1.19% 18.09%
Year Ended December 31,
2017 $ 9.79 0.13 3.92 4.05 (0.16) — (0.16) $ 13.68 41.50% $ 82,690,857 1.23% 1.09% 1.28% 32.35%
Year Ended December 31,
2016 $ 9.16 0.10 0.61 0.71 (0.08) — (0.08) $ 9.79 7.72% $ 55,881,069 1.26% 1.02% 1.31% 126.86%(h)
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.76 0.06 0.83 0.89 — — — $ 15.65 6.03% $ 63,172,341 1.35% 0.75% 1.43% 13.95%
Year Ended December 31,
2020 $ 13.28 0.09 1.60 1.69 (0.21) — (0.21) $ 14.76 13.00% $ 59,555,106 1.37% 0.78% 1.43% 25.45%
Year Ended December 31,
2019 $ 11.07 0.25 2.24 2.49 (0.28) — (0.28) $ 13.28 22.66% $ 60,374,298 1.36% 2.01% 1.41% 22.56%
Year Ended December 31,
2018 $ 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) $ 11.07 (17.65)% $ 51,754,476 1.39% 1.16% 1.44% 18.09%
Year Ended December 31,
2017 $ 9.65 0.10 3.87 3.97 (0.11) — (0.11) $ 13.51 41.22% $ 71,642,987 1.48% 0.82% 1.53% 32.35%
Year Ended December 31,
2016 $ 9.05 0.07 0.61 0.68 (0.08) — (0.08) $ 9.65 7.48% $ 46,972,982 1.51% 0.75% 1.56% 126.86%(h)
Class D Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.74 0.05 0.83 0.88 — — — $ 15.62 5.97% $ 36,487,644 1.44% 0.63% 1.52% 13.95%
Year Ended December 31,
2020 $ 13.26 0.08 1.60 1.68 (0.20) — (0.20) $ 14.74 12.92% $ 37,052,918 1.46% 0.67% 1.52% 25.45%
Year Ended December 31,
2019 $ 11.05 0.23 2.25 2.48 (0.27) — (0.27) $ 13.26 22.58% $ 39,778,559 1.45% 1.87% 1.50% 22.56%
Year Ended December 31,
2018 $ 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) $ 11.05 (17.71)% $ 36,774,959 1.47% 1.07% 1.52% 18.09%
Year Ended December 31,
2017 $ 9.64 0.09 3.86 3.95 (0.11) — (0.11) $ 13.48 41.09% $ 51,665,424 1.56% 0.75% 1.61% 32.35%
Period Ended December 31,
2016( i ) $ 9.89 0.01 (0.18) (0.17) (0.08) — (0.08) $ 9.64 (1.75)% $ 42,459,338 1.57% 0.24% 1.62% 126.86%(h)

International Funds - June 30, 2021 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
(g)
Class Y Shares
Six Months Ended June 30,
2021 (Unaudited) $ 14.95 0.09 0.85 0.94 — — — $ 15.89 6.29% $ 442,203,111 0.95% 1.13% 1.03% 13.95%
Year Ended December 31,
2020 $ 13.45 0.16 1.60 1.76 (0.26) — (0.26) $ 14.95 13.37% $ 433,936,140 0.97% 1.30% 1.03% 25.45%
Year Ended December 31,
2019 $ 11.20 0.31 2.27 2.58 (0.33) — (0.33) $ 13.45 23.24% $ 780,200,264 0.96% 2.46% 1.01% 22.56%
Year Ended December 31,
2018 $ 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) $ 11.20 (17.34)% $ 612,301,343 0.96% 2.11% 1.01% 18.09%
Year Ended December 31,
2017 $ 9.80 0.02 4.06 4.08 (0.20) — (0.20) $ 13.68 41.69% $ 12,515 1.08% 0.21% 1.13% 32.35%
Year Ended December 31,
2016 $ 9.15 0.12 0.61 0.73 (0.08) — (0.08) $ 9.80 7.94% $ 382,301 1.11% 1.25% 1.16% 126.86%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Excludes merger activity.
( i ) For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.

44 - Financial Highlights - June 30, 2021 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(b)
(f)
NVIT International Equity
Fund
Class I Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.61 0.14 1.48 1.62 — — — $ 13.23 13.95% $ 59,146,803 1.13% 2.30% 1.14% 49.06%
Year Ended December 31,
2020 $ 10.88 0.15 0.70 0.85 (0.12) — (0.12) $ 11.61 7.95% $ 54,132,605 1.16% 1.48% 1.17% 95.01%
Year Ended December 31,
2019 $ 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) $ 10.88 19.12% $ 56,388,546 1.12% 2.14% 1.13% 49.50%
Year Ended December 31,
2018 $ 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) $ 9.82 (14.53)% $ 54,406,251 1.12% 1.97% 1.13% 59.73%
Year Ended December 31,
2017 $ 9.42 0.17 2.41 2.58 (0.19) — (0.19) $ 11.81 27.45% $ 68,605,319 1.10% 1.61% 1.11% 77.86%
Year Ended December 31,
2016 $ 9.54 0.16 (0.08) 0.08 (0.20) — (0.20) $ 9.42 0.87% $ 57,962,512 1.14% 1.71% 1.15% 84.81%
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 11.50 0.13 1.45 1.58 — — — $ 13.08 13.74% $ 50,419,513 1.38% 2.04% 1.39% 49.06%
Year Ended December 31,
2020 $ 10.78 0.12 0.70 0.82 (0.10) — (0.10) $ 11.50 7.69% $ 47,927,368 1.41% 1.22% 1.42% 95.01%
Year Ended December 31,
2019 $ 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) $ 10.78 18.91% $ 48,215,227 1.37% 1.89% 1.38% 49.50%
Year Ended December 31,
2018 $ 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) $ 9.73 (14.80)% $ 44,326,936 1.37% 1.68% 1.38% 59.73%
Year Ended December 31,
2017 $ 9.35 0.15 2.37 2.52 (0.16) — (0.16) $ 11.71 27.07% $ 55,773,178 1.35% 1.35% 1.36% 77.86%
Year Ended December 31,
2016 $ 9.47 0.14 (0.08) 0.06 (0.18) — (0.18) $ 9.35 0.63% $ 40,273,681 1.39% 1.47% 1.40% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT AllianzGI International Growth Fund ("International Growth")
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
Only separate accounts established by (“NLIC”), a wholly
owned subsidiary of NFS, and Nationwide Life and Annuity
Insurance Company (“NLAIC”), a wholly owned subsidiary of
NLIC, hold shares of International Growth and International
Equity. Shares of Overseas Value are held by separate
accounts established by NLIC and NLAIC and other unaffiliated insurance companies. Shares of Emerging Markets are held
by separate accounts established by NLIC and NLAIC, other
unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint
Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class D, Class I, Class
II, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any
differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of

46 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2021. Please refer to the
Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 14,716,656 $ – $ 14,716,656
Banks – 13,690,768 – 13,690,768
Biotechnology – 1,889,195 – 1,889,195
Building Products – 5,457,033 – 5,457,033

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 47
Level 1 Level 2 Level 3 Total
Assets:
Capital Markets $ – $ 3,364,336 $ – $ 3,364,336
Chemicals – 9,647,943 – 9,647,943
Diversified Consumer Services 600,070 – – 600,070
Diversified Financial Services – 1,250,307 – 1,250,307
Electronic Equipment, Instruments &
Components – 5,704,954 – 5,704,954
Entertainment 24,738,148 – – 24,738,148
Food & Staples Retailing 4,368,405 – – 4,368,405
Health Care Equipment & Supplies – 14,187,280 – 14,187,280
Hotels, Restaurants & Leisure – 9,360,101 – 9,360,101
Industrial Conglomerates – 2,896,196 – 2,896,196
Insurance 6,718,000 – – 6,718,000
Interactive Media & Services – 11,687,775 – 11,687,775
Internet & Direct Marketing Retail 24,656,908 9,215,577 – 33,872,485
IT Services 33,522,146 12,070,389 – 45,592,535
Machinery – 8,901,582 – 8,901,582
Pharmaceuticals – 2,973,934 – 2,973,934
Semiconductors & Semiconductor
Equipment 4,014,065 25,215,805 – 29,229,870
Software 6,286,846 12,973,853 – 19,260,699
Textiles, Apparel & Luxury Goods – 2,544,396 – 2,544,396
Trading Companies & Distributors – 6,143,340 – 6,143,340
Total Common Stocks $ 104,904,588 $ 173,891,420 $ – $ 278,796,008
Repurchase Agreements – 12,936,150 – 12,936,150
Total $ 104,904,588 $ 186,827,570 $ – $ 291,732,158
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,584,091 $ – $ 1,584,091
Auto Components – 2,778,845 – 2,778,845
Automobiles – 6,686,526 – 6,686,526
Banks 3,326,188 35,467,876 – 38,794,064
Biotechnology 1,332,475 – – 1,332,475
Capital Markets – 4,287,684 – 4,287,684
Chemicals 1,029,236 4,369,416 – 5,398,652
Construction & Engineering – 7,682,411 – 7,682,411
Diversified Financial Services 2,546,048 6,092,885 – 8,638,933
Diversified Telecommunication Services 4,908,301 7,821,305 – 12,729,606
Electric Utilities – 3,103,704 – 3,103,704
Electrical Equipment – 4,091,236 – 4,091,236
Electronic Equipment, Instruments &
Components – 8,991,960 – 8,991,960
Energy Equipment & Services – 1,562,164 – 1,562,164
Equity Real Estate Investment Trusts
(REITs) – 1,116,638 – 1,116,638
Food & Staples Retailing 6,032,729 7,805,245 – 13,837,974
Food Products – 9,221,682 – 9,221,682
Health Care Equipment & Supplies 370,490 1,275,364 – 1,645,854
Health Care Providers & Services – 3,124,431 – 3,124,431
Household Durables – 3,020,510 – 3,020,510
Industrial Conglomerates – 4,310,545 – 4,310,545
Insurance – 24,203,875 – 24,203,875
Internet & Direct Marketing Retail – 1,213,129 – 1,213,129
IT Services – 5,985,910 – 5,985,910
Machinery – 12,961,718 – 12,961,718
Media – 2,667,009 – 2,667,009
Metals & Mining 9,396,654 – – 9,396,654

48 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Multi-Utilities $ – $ 3,665,529 $ – $ 3,665,529
Oil, Gas & Consumable Fuels 4,503,256 23,848,816 – 28,352,072
Paper & Forest Products 2,277,587 6,001,219 – 8,278,806
Pharmaceuticals 439,875 15,527,129 – 15,967,004
Real Estate Management & Development – 2,675,747 – 2,675,747
Software – 1,020,793 – 1,020,793
Textiles, Apparel & Luxury Goods – 1,990,957 – 1,990,957
Tobacco – 7,354,574 – 7,354,574
Trading Companies & Distributors – 5,955,907 – 5,955,907
Wireless Telecommunication Services – 6,558,329 – 6,558,329
Total Common Stocks $ 36,162,839 $ 246,025,159 $ – $ 282,187,998
Exchange Traded Fund 1,978,888 – – 1,978,888
Forward Foreign Currency Contracts – 101,626 – 101,626
Repurchase Agreements – 11,673,457 – 11,673,457
Total Assets $ 38,141,727 $ 257,800,242 $ – $ 295,941,969
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (298,963) $ – $ (298,963)
Total Liabilities $ – $ (298,963) $ – $ (298,963)
Total $ 38,141,727 $ 257,501,279 $ – $ 295,643,006
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 3,398,187 $ – $ 3,398,187
Airlines 1,500,233 – – 1,500,233
Auto Components – 2,051,064 – 2,051,064
Automobiles – 2,194,612 – 2,194,612
Banks 28,644,676 30,513,038 – 59,157,714
Beverages 2,585,268 8,865,706 – 11,450,974
Biotechnology – 1,747,301 – 1,747,301
Capital Markets 3,298,452 2,113,446 – 5,411,898
Chemicals – 15,870,148 – 15,870,148
Commercial Services & Supplies – 1,675,012 – 1,675,012
Communications Equipment – 4,261,779 – 4,261,779
Construction & Engineering – 5,956,929 – 5,956,929
Construction Materials 7,877,701 – – 7,877,701
Consumer Finance – 3,733,956 – 3,733,956
Diversified Consumer Services 1,851,653 1,295,629 – 3,147,282
Diversified Financial Services – 1,518,043 – 1,518,043
Diversified Telecommunication Services 3,722,332 – – 3,722,332
Electric Utilities – 1,266,491 – 1,266,491
Electrical Equipment 610,729 4,986,674 – 5,597,403
Electronic Equipment, Instruments &
Components 11,809,910 5,501,101 – 17,311,011
Entertainment 13,287,469 6,137,032 – 19,424,501
Equity Real Estate Investment Trusts
(REITs) 1,689,932 – – 1,689,932
Food & Staples Retailing – 3,255,103 – 3,255,103
Food Products – 5,680,518 – 5,680,518
Gas Utilities 1,872,571 3,107,721 – 4,980,292
Hotels, Restaurants & Leisure 6,150,182 8,219,808 – 14,369,990
Household Durables 602,017 2,717,604 – 3,319,621
Insurance – 16,308,880 – 16,308,880
Interactive Media & Services 5,173,764 34,480,922 – 39,654,686
Internet & Direct Marketing Retail 22,808,942 39,585,112 – 62,394,054
IT Services 9,446,475 6,729,923 – 16,176,398
Leisure Products – 833,176 – 833,176

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 49
Level 1 Level 2 Level 3 Total
Assets:
Life Sciences Tools & Services $ – $ 11,291,718 $ – $ 11,291,718
Machinery – 4,469,259 – 4,469,259
Marine – 4,386,850 – 4,386,850
Metals & Mining 17,310,808 12,184,126 – 29,494,934
Multiline Retail 3,730,774 1,298,625 – 5,029,399
Oil, Gas & Consumable Fuels 8,103,286 13,786,230 – 21,889,516
Paper & Forest Products – 7,668,075 – 7,668,075
Personal Products 3,898,031 – – 3,898,031
Professional Services 1,832,291 – – 1,832,291
Real Estate Management & Development – 3,055,826 – 3,055,826
Road & Rail 3,630,746 – – 3,630,746
Semiconductors & Semiconductor
Equipment 53,407,384 32,929,269 – 86,336,653
Specialty Retail 3,544,463 – – 3,544,463
Technology Hardware, Storage &
Peripherals – 36,763,868 – 36,763,868
Textiles, Apparel & Luxury Goods 4,002,916 7,905,018 – 11,907,934
Thrifts & Mortgage Finance – 5,511,231 – 5,511,231
Tobacco – 3,215,699 – 3,215,699
Transportation Infrastructure 7,481,700 – – 7,481,700
Wireless Telecommunication Services – 4,141,822 – 4,141,822
Total Common Stocks $ 229,874,705 $ 372,612,531 $ – $ 602,487,236
Repurchase Agreements – 4,544,283 – 4,544,283
Total $ 229,874,705 $ 377,156,814 $ – $ 607,031,519
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 113,626 $ – $ – $ 113,626
Air Freight & Logistics – 1,728,512 – 1,728,512
Auto Components 407,969 1,121,706 – 1,529,675
Automobiles 152,626 2,978,769 – 3,131,395
Banks 926,348 10,216,096 – 11,142,444
Beverages – 589,245 – 589,245
Biotechnology – 684,996 – 684,996
Building Products 774,506 2,402,386 – 3,176,892
Capital Markets 295,901 1,680,367 – 1,976,268
Chemicals – 2,143,493 – 2,143,493
Commercial Services & Supplies – 416,337 – 416,337
Communications Equipment – 97,935 – 97,935
Construction & Engineering – 488,770 – 488,770
Construction Materials – 1,093,297 – 1,093,297
Consumer Finance 318,193 99,486 – 417,679
Diversified Financial Services 434,611 1,009,592 – 1,444,203
Diversified Telecommunication Services 148,619 162,935 – 311,554
Electric Utilities – 2,362,575 – 2,362,575
Electrical Equipment – 1,179,624 – 1,179,624
Electronic Equipment, Instruments &
Components – 1,527,187 – 1,527,187
Entertainment – 930,944 – 930,944
Equity Real Estate Investment Trusts
(REITs) 435,134 326,230 – 761,364
Food & Staples Retailing 757,881 132,189 – 890,070
Food Products 116,215 1,664,532 – 1,780,747
Health Care Equipment & Supplies – 328,818 – 328,818
Health Care Providers & Services – 803,261 – 803,261
Hotels, Restaurants & Leisure – 1,759,897 – 1,759,897
Household Durables – 1,620,299 – 1,620,299

50 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ 724,121 $ – $ 724,121
Insurance 334,782 5,102,147 – 5,436,929
Interactive Media & Services 192,889 1,211,029 – 1,403,918
Internet & Direct Marketing Retail 1,252,151 118,981 – 1,371,132
IT Services 1,827,760 1,022,492 – 2,850,252
Leisure Products – 103,082 – 103,082
Life Sciences Tools & Services 101,701 1,266,772 – 1,368,473
Machinery – 2,636,495 – 2,636,495
Marine 406,101 1,762,472 – 2,168,573
Media 477,590 604,168 – 1,081,758
Metals & Mining 1,419,364 3,961,035 – 5,380,399
Multiline Retail 776,124 381,864 – 1,157,988
Oil, Gas & Consumable Fuels 1,137,895 4,105,732 – 5,243,627
Personal Products – 2,054,139 – 2,054,139
Pharmaceuticals – 7,173,785 – 7,173,785
Professional Services 1,074,755 790,691 – 1,865,446
Real Estate Management & Development 201,353 260,777 – 462,130
Road & Rail 908,139 – – 908,139
Semiconductors & Semiconductor
Equipment 2,333,118 2,909,787 – 5,242,905
Software 471,018 834,332 – 1,305,350
Specialty Retail 323,811 2,361,964 – 2,685,775
Technology Hardware, Storage &
Peripherals 278,333 3,387,635 – 3,665,968
Textiles, Apparel & Luxury Goods – 1,793,911 – 1,793,911
Tobacco – 2,423,276 – 2,423,276
Trading Companies & Distributors – 411,050 – 411,050
Water Utilities 302,350 – – 302,350
Wireless Telecommunication Services – 3,341,522 – 3,341,522
Total Common Stocks $ 18,700,863 $ 90,292,737 $ – $ 108,993,600
Repurchase Agreement – 1,674,824 – 1,674,824
Total $ 18,700,863 $ 91,967,561 $ – $ 110,668,424
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended June 30, 2021, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 51
As of June 30, 2021, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Fund
U.S. Dollar
Amount
Foreign
Currency
Amount
International Equity $ 9,960 $ 7,499

52 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2021:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 101,626
Total $ 101,626
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (298,963)
Total $ (298,963)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (67,104)
Total $ (67,104)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (277,769)
Total $ (277,769)
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 18,403,808
Average Settlement Value Sold $ 27,573,222

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 53
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2021:
(e) Securities Lending
During the six months ended June 30, 2021, certain
Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be
terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also
receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the
investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected
in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and
creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not
an affiliate, JPMorgan receives a fee based on a percentage
of earnings (less any rebates paid to the borrower) derived
from the investment of cash collateral, or a percentage of
the fee paid by the borrower for loans collateralized by non-
cash collateral. For Funds to which JPMorgan is an affiliate,
JPMorgan receives a flat fee based on a percentage of the
market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2021, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Goldman Sachs International
Forward Foreign
Currency Contracts $ 101,626 $ (101,626) — —
Total $ 101,626 $ (101,626) $ — $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Goldman Sachs International
Forward Foreign
Currency Contracts (298,963) $ 101,626 $ — $ (197,337)
Total $ (298,963) $ 101,626 $ — $ (197,337)
Amounts designated as “—” are zero.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 12,936,150
Overseas Value 11,673,457

54 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
The Trust’s securities lending policies and procedures
require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in
joint repurchase agreements and shown in the Statement of
Investments and included in calculating the Fund’s total assets.
U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York
Mellon and cannot be sold or repledged by the Funds and
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and JPMorgan provides that in the event of a default by a
borrower with respect to any loan, the Fund may terminate
the loan and JPMorgan will exercise any and all remedies
provided under the applicable borrower agreement to make the
Fund whole. These remedies include purchasing replacement
securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement
securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2021, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the six months ended June 30, 2021, certain Funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan,
the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a
pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share
of proceeds from any repurchase or other disposition of the
underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon
or JPMorgan takes possession of the collateral pledged for
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value
is equal to or greater than the repurchase price, including
accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the
seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Emerging Markets $ 4,544,283
International Equity 1,674,824
As of June 30, 2021, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $124,819,234, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2026 - 11/15/2028; total market value $127,315,442.
CF Secured, LLC, 0.05%, dated 6/30/2021, due 7/1/2021, repurchase price $339,000,471, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 10/14/2021 - 7/20/2069; total market value $345,780,492.
MetLife, Inc., 0.06%, dated 6/30/2021, due 7/1/2021, repurchase price $102,742,282, collateralized by U.S. Government Treasury
Securities, 0.00%, maturing 8/15/2027 - 11/15/2050; total market value $104,839,069.

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 55
As of June 30, 2021, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
Cantor Fitzgerald
& Co. $ 3,936,150 $ – $ 3,936,150 $ (3,936,150) $ –
International
Growth CF Secured, LLC 7,000,000 – 7,000,000 (7,000,000) –
International
Growth MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 12,936,150 $ – $ 12,936,150 $ (12,936,150) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Overseas Value
Cantor Fitzgerald
& Co. $ 1,673,457 $ – $ 1,673,457 $ (1,673,457) $ –
Overseas Value CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Overseas Value MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 11,673,457 $ – $ 11,673,457 $ (11,673,457) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Emerging
Markets
Cantor Fitzgerald
& Co. $ 1,544,283 $ – $ 1,544,283 $ (1,544,283) $ –

56 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Emerging
Markets CF Secured, LLC $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Total $ 4,544,283 $ – $ 4,544,283 $ (4,544,283) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equity
Cantor Fitzgerald
& Co. $ 1,674,824 $ – $ 1,674,824 $ (1,674,824) $ –
Total $ 1,674,824 $ – $ 1,674,824 $ (1,674,824) $ –
Amounts designated as "−" are zero or have been rounded to zero.
* As of June 30, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 57
held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or
losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative
services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets Lazard Asset Management LLC ("Lazard")
Aberdeen Standard Alternative Funds Limited
International Equity Lazard
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Overseas Value Up to $1 billion 0.75%

58 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2022.
During the six months ended June 30, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2021, NFA voluntarily
waived investment advisory fees payable by Emerging
Markets in an amount equal to $91,534, for which NFA shall not be entitled to later seek recoupment. Voluntary waivers may be discontinued at any time at the discretion of NFA.
For the six months ended June 30, 2021, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2022.
Fund Fee Schedule
Advisory Fee
(annual rate)
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
International Growth 0.058%
Emerging Markets(a) 0.050%
International Equity 0.010%
(a) Effective until September 10, 2021.
Fund Amount
International Growth $ 78,529
Emerging Markets 152,559
International Equity 5,295
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
International Growth 0.85% 0.79% 0.79% 0.71%
Overseas Value 0.75 N/A N/A 0.72
Emerging Markets 0.95 0.90  0. 87 0.87
International Equity 0.80 0.79  0.79 0.79
N/A -- Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 59
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of June 30, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2021, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $348,617 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $1,908.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25% for
Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.88%
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20%
Fund
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Six Months Ended
June 30, 2021
Amount Total
International Growth $ — $ — $ 251,553 $ 106,215 $ 357,768
Overseas Value — 6,997 52 41,379 48,428
Emerging Markets — — — — —
International Equity — — — — —
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

60 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the six
months ended June 30, 2021, none of the Funds engaged in
interfund lending.
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
International Growth 0.15% 0.15 %  N/A  N/A  N/A
Overseas Value 0.15  N/A  N/A 0.01% 0.01%
Emerging Markets 0.15 0.15 0.24 %  N/A  N/A
International Equity 0.15 0.15  N/A  N/A  N/A
N/A — Not Applicable.
Fund Amount
International Growth $ 203,097
Overseas Value 44,495
Emerging Markets 142,429
International Equity 79,411
Fund Purchases Sales
International Growth $ 39,956,033 $ 31,197,679

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 61
6. Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby
the brokers will return a portion of the Funds’ brokerage
commissions on behalf of certain Funds. Such amounts, under
such agreements, are included in net realized gains (losses)
from transactions in investment securities presented in the
Funds’ Statements of Operations. During the six months ended
June 30, 2021, the Funds did not recapture any brokerage
commissions.
10. Mergers
At close of business on October 9, 2020, NVIT Columbia
Overseas Value Fund (“Acquiring Fund”) acquired all of the
net assets of NVIT Multi-Manager International Value Fund
(“Target Fund”), each a series of the Trust, pursuant to a
plan of reorganization approved by the Board of Trustees at
a meeting held on June 10, 2020. The reorganization of the
Target Fund was approved by the shareholders of the Target
Fund. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 9,394,794 shares of the Acquiring
Fund Purchases Sales
Overseas Value 63,110,050 103,413,866
Emerging Markets 83,569,923 103,195,385
International Equity 51,118,710 56,374,922

62 - Notes to Financial Statements - June 30, 2021 (Unaudited) - International Funds
Fund, valued at $85,797,608, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of
$82,083,271 and identified cost of $83,088,608 at October 9,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $179,179,198. The net assets of the Acquiring
Fund immediately following the acquisition were $264,976,806.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II shares of the Target Fund received a number of
shares proportional to their ownership of Class Z shares of the
Acquiring Fund. Shareholders of Class I and Class IV shares
of the Target Fund received a number of shares proportional to their ownership of Class X shares of the Acquiring Fund.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after the reorganization.
The following pro forma information for the year ended December 31, 2020 is provided as though the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $4,314,155;
Net gains (losses) on investments $(18,219,128);
Net change in unrealized appreciation/depreciation $29,460,823; and
Net increase (decrease) in net assets resulting from operations $15,555,850.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 9, 2020.
11. Federal Tax Information
As of June 30, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT Multi-Manager International Value Fund $(926,422)
Class I 4,669,868 $28,822,880 $6.1721
Class II 8,320,266 50,911,745 6.1190
Class IV 980,403 6,062,983 6.1842
Acquiring Fund
NVIT Columbia Overseas Value Fund $17,527,551
Class I 19,615,663 $179,169,452 $9.1340
Class X 534 4,873 9.1327
Class Z 534 4,873 9.1323
After Reorganization
NVIT Columbia Overseas Value Fund $16,601,129
Class I 19,615,663 $179,169,452 $9.1340
Class X 3,820,423 34,890,736 9.1327
Class Z 5,575,439 50,916,618 9,1323
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 160,240,301 $ 133,722,295 $ (2,230,438) $ 131,491,857
Overseas Value 231,211,666 68,446,618 (4,015,278) 64,431,340
Emerging Markets 440,548,350 182,119,937 (15,636,768) 166,483,169
International Equity 88,870,467 23,668,744 (1,870,787) 21,797,957

International Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 63
12. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
13. Subsequent Events
On June 16, 2021, the Board of Trustees approved the
termination of Lazard Asset Management and Aberdeen
Standard Alternative Funds Limited as subadvisers of NVIT
Emerging Markets Fund and approved the appointment
of NS Partners and Loomis, Sayles & Company to subadvise
NVIT Emerging Markets Fund. The change will be effective on
or about September 2021.
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

64 - Supplemental Information - June 30, 2021 (Unaudited) - International Funds
NVIT Emerging Markets Fund
Initial Approval of Sub-advisory Agreements
Summary of Factors Considered by the Board
At the June 14–16, 2021 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Emerging Markets Fund
(the “Fund”), the termination of Lazard Asset Management
LLC (“Lazard”) and Aberdeen Standard Alternative Funds
Limited (“Aberdeen”) as sub-advisers to the Fund and the
appointment of NS Partners Ltd (“NS Partners”) and Loomis,
Sayles & Company L.P. (“Loomis”) as sub-advisers to the Fund pursuant to new Sub-advisory Agreements (the “Sub-advisory
Agreements”). The Trustees were provided with detailed
materials relating to NS Partners and Loomis in advance of the meeting. The Independent Trustees met in executive session
with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreements.
In making their determinations, the Trustees took into account information provided to them as to NS Partners and Loomis,
including information relating to their investment strategies, processes and risk/return profiles, and factors considered by
NFA in determining that a combination of NS Partners and
Loomis, in appropriate proportions, had the potential to produce favorable investment results. The Trustees also considered
the experience of the investment personnel of NS Partners
and Loomis that would be managing the Fund. The Trustees
considered the investment performance of the Fund historically and considered information concerning the past performance
record of NS Partners and Loomis managing investment
strategies comparable to those they would use in managing
the Fund’s assets. The Trustees considered NFA’s statement
that, although Loomis has managed assets in this strategy
for a relatively short period of time, NFA had found that the
Loomis investment personnel demonstrated a high degree of
experience and insight that NFA believes makes Loomis likely to outperform over time.
The Board considered the Fund’s overall fee level. The Board noted that the sub-advisory fee schedules proposed with
respect to NS Partners and Loomis were anticipated to result in an overall lower effective sub-advisory fee rate to be paid by NFA with respect to the Fund. The Board noted that NFA
agreed to share 50% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver. The Board considered that the non-compensatory
terms of the Sub-advisory Agreements are substantially
similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place with other
unaffiliated sub-advisers. No information was presented to the
Board regarding the expected profitability of NS Partners or
Loomis as a result of the Sub-advisory Agreements.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreements for a two-year
period commencing from the execution of the Sub-advisory
Agreements.
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of

International Funds - June 30, 2021 (Unaudited) - Supplemental Information - 65
the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

International Funds - June 30, 2021 (Unaudited) - Management Information - 67
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

68 - Management Information - June 30, 2021 (Unaudited) - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - June 30, 2021 (Unaudited) - Management Information - 69
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

70 - Market Index Definitions - June 30, 2021 (Unaudited) - International Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

International Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 71
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

72 - Market Index Definitions - June 30, 2021 (Unaudited) - International Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

International Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 73
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

74 - Market Index Definitions - June 30, 2021 (Unaudited) - International Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8-21)

Semiannual Report
June 30, 2021 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
(formerly, American Funds NVIT Asset Allocation Fund)
NVIT American Funds Bond Fund
(formerly, American Funds NVIT Bond Fund)
NVIT American Funds Global Growth Fund
(formerly, American Funds NVIT Global Growth Fund)
NVIT American Funds Growth Fund
(formerly, American Funds NVIT Growth Fund)
NVIT American Funds Growth-Income Fund
(formerly, American Funds NVIT Growth-Income Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset
Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2021

Message to Investors 1
Shareholder Expense Example 4
Statements of Assets and Liabilities 6
Statements of Operations 10
Statements of Changes in Net Assets 12
Financial Highlights 16
Notes to Financial Statements 21
Supplemental Information 27
Management Information 29
Market Index Definitions 32

Nationwide Variable Insurance Trust - June 30, 2021 (Unaudited) - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to diligently care for our associates,
communities, and ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the semi-annual reporting period ended June 30,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Economic growth continued to recover from the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 6.4% in the first quarter of 2021 and growth rates of an
estimated 10% in the second quarter. Economists estimate a
continued rebound in the third and fourth quarter, estimating
7% growth for the full calendar year, which would be the fastest growth since 1984. Corporate profits also rebounded through
the reporting period, with the S&P 500® Index (“S&P 500”)
managing growth of 47% in the first quarter of 2021 along with estimated growth of 60% in the second quarter, and anticipate estimated growth of up to 36% for the full year of 2021.
The S&P 500 was higher in five of the six-months during
the reporting period.
Equity markets rallied during the reporting period despite
continued volatility and uncertainty as investors flocked to equities, as economic and earnings outlook improved. The
S&P 500 began the fiscal year sluggish following a strong end to 2020. The removal of political uncertainty and prospect for a vaccine rollout was balanced against valuation concerns,
resulting in a 1% decline in January. The remainder of the
reporting period reacted positively, influenced by drastically reduced COVID-19 cases and the reopening of the economy.
This was a driving force behind positive returns in the final five months of the 6-month reporting period, ranging from 1% to
5%. The government has greatly aided the recovery through
the use of aggressive fiscal stimulus and the Federal Reserve’s accommodative monetary regime. This has driven a sharp
recovery in investor, consumer and business confidence that
is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 15%, which is
the second-best start to a year since 1998. Fixed income
returns were mixed, with higher interest rates punishing long-
dated bonds, but improving spreads aiding credit-sensitive
investments.
International markets participated in the risk-on environment, with the MSCI EAFE® Index returning 8.8% and the MSCI
Emerging Markets® Index returning 7.5% for the reporting
period. Following an extended period of underperformance due to the financial crisis, international markets started the period by outperforming the S&P 500, though performance faded late
in the period as the rest of the world lagged the U.S. in vaccine rollout and economic recovery.
The market rally was notable for broad participation, compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-
cap indexes staged an impressive rebound versus large-cap
indexes. Leading sectors for the period included Energy, Real
Estate and Communication Services, while Utilities, Consumer
Staples and Materials sectors lagged.
Fixed-income markets were mixed, with a sharp move higher in long-term interest rates offsetting the improving credit spreads.
The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance
sheet has nearly doubled in the past 18 months, with current assets at $8.1 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from
0.93% to 1.74% before falling to 1.45% by period end on fading inflation concerns. The 2-year yield rose to 0.25% from 0.12%, with the majority of movement late in the period on increasing bets that the Fed will raise interest rates next year. Credit spreads narrowed throughout the period as investors searched for market yield.
The market movement has been impressive but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustaining without the use of aggressive
fiscal and monetary policy.

2 - Message to Investors - June 30, 2021 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market
segments for the six-month reporting period ended June 30,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy, and a long-term perspective and regular conversations. Nationwide Funds encourages you
to speak regularly with a financial professional to ensure that your portfolio maintains the right balance for your goals. At
Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you
for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust
Index
Semiannual Total Return
(as of June 30, 2021)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -0.59%
Bloomberg Barclays
Municipal Bond 1.06%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 0.00%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond -7.16%
Bloomberg Barclays U.S.
Aggregate Bond -1.60%
Bloomberg Barclays U.S.
Corporate High Yield 3.62%
MSCI EAFE
®
8.83%
MSCI Emerging Markets
®
7.45%
MSCI ACWI ex USA
9.16%
Russell 1000
®
Growth
12.99%
Russell 1000
®
Value
17.05%
Russell 2000
®
17.54%
S&P 500
®
15.25%
Source: Morningstar

4 - Shareholder Expense Example - June 30, 2021 (Unaudited) - American Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (January 1, 2021)
and continued to hold your shares at the end of the reporting period (June 30, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from January 1, 2021 through June 30, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from January 1, 2021 through June 30, 2021. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,098.90 3.28 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
NVIT American Funds Bond Fund
Class II Shares
Actual
(c)
1,000.00 990.50 3.11 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
NVIT American Funds Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,114.30 3.36 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64

American Funds - June 30, 2021 (Unaudited) - Shareholder Expense Example - 5
Beginning Account
Value($) 1/1/21
Ending Account
Value($) 6/30/21
Expenses Paid
During Period ($)
1/1/21 - 6/30/21
(a)
Expense Ratio
During Period (%)
1/1/21 - 6/30/21
(a)(b)
NVIT American Funds Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,126.80 3.37 0.64
Hypothetical
(c)(d)
1,000.00 1,021.62 3.21 0.64
NVIT American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,139.60 3.34 0.63
Hypothetical
(c)(d)
1,000.00 1,021.67 3.16 0.63
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2021 through June 30, 2021 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

6 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Assets:
Investment in Master Fund (Note 1) $ 7,738,157,701 $ 3,955,794,659
Receivable for investments sold 2,224,347 310,046
Receivable for capital shares issued 46,054 6,328
Prepaid expenses 32,701 17,173
Total Assets 7,740,460,803 3,956,128,206
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 2,270,241 316,294
Accrued expenses and other payables:
Fund administration fees 190,754 112,919
Master feeder service provider fee 604,704 309,912
Distribution fees 1,585,861 811,064
Administrative servicing fees 1,510,206 750,020
Accounting and transfer agent fees 650 361
Trustee fees 2,953 1,591
Custodian fees 57,161 22,344
Compliance program costs (Note 3) 7,429 3,968
Professional fees 46,766 29,768
Printing fees 88,264 50,334
Other 30,514 11,207
Total Liabilities 6,395,503 2,419,782
Net Assets $ 7,734,065,300 $ 3,953,708,424
Cost of investment in Master Fund 5,202,415,664 3,859,664,155
Represented by:
Capital $ 4,790,246,407 $ 3,613,068,015
Total distributable earnings (loss) 2,943,818,893 340,640,409
Net Assets $ 7,734,065,300 $ 3,953,708,424

American Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 7
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 606,394,812 $ 1,376,083,570 $ 4,345,753,858
24 — 267,290
5,105 1,045,025 162
2,525 5,597 18,106
606,402,466 1,377,134,192 4,346,039,416
— 987,076 —
5,116 57,923 267,363
42,952 57,069 119,680
46,825 103,638 337,423
122,503 271,113 885,100
117,692 262,086 828,415
69 95 361
113 17 1,418
2,241 700 24,619
542 1,119 4,021
12,775 13,900 29,357
45,145 37,316 55,377
1,219 469 9,987
397,192 1,792,521 2,563,121
$ 606,005,274 $ 1,375,341,671 $ 4,343,476,295
384,698,342 933,788,960 3,066,781,567
$ 344,299,844 $ 756,994,874 $ 2,895,301,950
261,705,430 618,346,797 1,448,174,345
$ 606,005,274 $ 1,375,341,671 $ 4,343,476,295

8 - Statements of Assets and Liabilities - June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds
Asset Allocation Fund
NVIT American Funds
Bond Fund
Net Assets:
Class II Shares $ 7,734,065,300 $ 3,953,708,424
Total $ 7,734,065,300 $ 3,953,708,424
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 263,671,680 316,049,679
Total 263,671,680 316,049,679
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 29.33 $ 12.51
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2021 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT American Funds
Global Growth Fund
NVIT American Funds
Growth Fund
NVIT American Funds
Growth-Income Fund
$ 606,005,274 $ 1,375,341,671 $ 4,343,476,295
$ 606,005,274 $ 1,375,341,671 $ 4,343,476,295
13,512,980 10,102,563 67,543,942
13,512,980 10,102,563 67,543,942
$ 44.85 $ 136.14 $ 64.31

10 - Statements of Operations - For the Six Months Ended June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
NVIT American
Funds Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 25,356,887 $ 9,066,073
Total Income 25,356,887 9,066,073
EXPENSES:
Fund administration fees 855,228 451,940
Master feeder service provider fees 9,292,653 4,798,345
Distribution fees Class II Shares 9,292,653 4,798,345
Administrative servicing fees Class II Shares 9,292,653 4,798,345
Professional fees 144,908 80,522
Printing fees 43,014 29,349
Trustee fees 109,024 56,256
Custodian fees 126,694 69,005
Accounting and transfer agent fees 1,900 1,048
Compliance program costs (Note 3) 14,014 7,167
Other 82,727 42,668
Total expenses before fees waived 29,255,468 15,132,990
Master feeder service provider fees waived (Note 3) (5,672,010) (2,975,411)
Net Expenses 23,583,458 12,157,579
NET INVESTMENT INCOME/(LOSS) 1,773,429 (3,091,506)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 250,086,946 158,119,028
Net realized gains (losses) from:
Transactions in investment securities 35,756,762 (1,700,152)
Net realized gains (losses) 285,843,708 156,418,876
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 417,749,456 (188,509,912)
Net change in unrealized appreciation/depreciation 417,749,456 (188,509,912)
Net realized/unrealized gains (losses) 703,593,164 (32,091,036)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 705,366,593 $ (35,182,542)

American Funds - For the Six Months Ended June 30, 2021 (Unaudited) - Statements of Operations - 11
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 1,624,888 $ 1,604,463 $ 17,216,783
1,624,888 1,604,463 17,216,783
83,205 156,365 480,551
700,431 1,519,367 5,126,709
700,431 1,519,367 5,126,709
700,431 1,519,367 5,126,709
17,285 27,970 81,532
2,032 3,076 29,520
8,082 17,723 60,064
8,784 17,832 68,866
226 367 1,072
1,046 2,285 7,744
5,552 10,848 42,868
2,227,505 4,794,567 16,152,344
(424,606) (921,165) (3,171,976)
1,802,899 3,873,402 12,980,368
(178,011) (2,268,939) 4,236,415
28,421,770 166,077,759 41,302,438
880,785 (704,166) 24,326,835
29,302,555 165,373,593 65,629,273
31,699,188 (16,159,043) 469,661,512
31,699,188 (16,159,043) 469,661,512
61,001,743 149,214,550 535,290,785
$ 60,823,732 $ 146,945,611 $ 539,527,200

The accompanying notes are an integral part of these financial statements.
12 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ 1,773,429 $ 84,482,513
Net realized gains 285,843,708 38,242,206
Net change in unrealized appreciation/depreciation 417,749,456 658,561,240
Change in net assets resulting from operations 705,366,593 781,285,959
Distributions to Shareholders From:
Distributable earnings:
Class II — (613,878,726)
Change in net assets from shareholder distributions — (613,878,726)
Change in net assets from capital transactions (249,761,493) 134,229,081
Change in net assets 455,605,100 301,636,314
Net Assets:
Beginning of period 7,278,460,200 6,976,823,886
End of period $ 7,734,065,300 $ 7,278,460,200
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 43,456,926 $ 112,325,520
Dividends reinvested — 613,878,726
Cost of shares redeemed (293,218,419) (591,975,165)
Total Class II Shares (249,761,493) 134,229,081
Change in net assets from capital transactions $ (249,761,493) $ 134,229,081
SHARE TRANSACTIONS:
Class II Shares
Issued 1,552,578 4,577,036
Reinvested — 24,793,163
Redeemed (10,537,122) (23,470,130)
Total Class II Shares (8,984,544) 5,900,069
Total change in shares (8,984,544) 5,900,069
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 13
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ (3,091,506) $ 59,820,590 $ (178,011) $ (213,831)
156,418,876 40,855,556 29,302,555 15,790,760
(188,509,912) 209,922,340 31,699,188 108,708,972
(35,182,542) 310,598,486 60,823,732 124,285,901
— (74,630,293) — (32,543,492)
— (74,630,293) — (32,543,492)
272,153,400 97,706,496 17,394,403 (14,517,182)
236,970,858 333,674,689 78,218,135 77,225,227
3,716,737,566 3,383,062,877 527,787,139 450,561,912
$ 3,953,708,424 $ 3,716,737,566 $ 606,005,274 $ 527,787,139
$ 352,275,606 $ 502,431,711 $ 37,138,994 $ 22,976,731
— 74,630,293 — 32,543,492
(80,122,206) (479,355,508) (19,744,591) (70,037,405)
272,153,400 97,706,496 17,394,403 (14,517,182)
$ 272,153,400 $ 97,706,496 $ 17,394,403 $ (14,517,182)
28,295,708 40,857,414 869,758 696,743
— 5,975,204 — 911,072
(6,436,123) (39,137,712) (468,834) (2,052,301)
21,859,585 7,694,906 400,924 (444,486)
21,859,585 7,694,906 400,924 (444,486)

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2021 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
OPERATIONS:
Net investment income/(loss) $ (2,268,939) $ (624,147)
Net realized gains 165,373,593 22,143,294
Net change in unrealized appreciation/depreciation (16,159,043) 360,240,193
Change in net assets resulting from operations 146,945,611 381,759,340
Distributions to Shareholders From:
Distributable earnings:
Class II — (85,808,020)
Change in net assets from shareholder distributions — (85,808,020)
Change in net assets from capital transactions 101,344,445 80,418,286
Change in net assets 248,290,056 376,369,606
Net Assets:
Beginning of period 1,127,051,615 750,682,009
End of period $ 1,375,341,671 $ 1,127,051,615
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 156,564,825 $ 138,176,362
Dividends reinvested — 85,808,020
Cost of shares redeemed (55,220,380) (143,566,096)
Total Class II Shares 101,344,445 80,418,286
Change in net assets from capital transactions $ 101,344,445 $ 80,418,286
SHARE TRANSACTIONS:
Class II Shares
Issued 1,216,314 1,405,756
Reinvested — 833,249
Redeemed (441,815) (1,483,760)
Total Class II Shares 774,499 755,245
Total change in shares 774,499 755,245
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2021 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2021 (Unaudited)
Year Ended
December 31, 2020
$ 4,236,415 $ 35,075,005
65,629,273 72,260,877
469,661,512 388,803,728
539,527,200 496,139,610
— (421,149,841)
— (421,149,841)
(189,832,823) 191,740,307
349,694,377 266,730,076
3,993,781,918 3,727,051,842
$ 4,343,476,295 $ 3,993,781,918
$ 69,991,763 $ 277,311,319
— 421,149,841
(259,824,586) (506,720,853)
(189,832,823) 191,740,307
$ (189,832,823) $ 191,740,307
1,161,563 5,695,655
— 8,124,032
(4,387,852) (9,372,136)
(3,226,289) 4,447,551
(3,226,289) 4,447,551

16 - Financial Highlights - June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Asset
Allocation Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 26.69 0.01 2.63 2.64 — — — $ 29.33 9.89% $ 7,734,065,300 0.63% 0.05% 0.79% 4.03%
Year Ended December 31,
2020 $ 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) $ 26.69 12.00% $ 7,278,460,200 0.64% 1.26% 0.79% 3.67%
Year Ended December 31,
2019 $ 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) $ 26.15 20.78% $ 6,976,823,886 0.64% 1.50% 0.79% 7.91%
Year Ended December 31,
2018 $ 26.52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) $ 23.61 (4.98)% $ 6,163,399,618 0.64% 1.24% 0.79% 6.94%
Year Ended December 31,
2017 $ 23.68 0.29 3.42 3.71 (0.29) (0.58) (0.87) $ 26.52 15.79% $ 6,859,844,313 0.64% 1.14% 0.79% 4.24%
Year Ended December 31,
2016 $ 23.60 0.30 1.77 2.07 (0.48) (1.51) (1.99) $ 23.68 9.00% $ 6,082,006,693 0.64% 1.25% 0.79% 2.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2021 (Unaudited) - Financial Highlights - 17
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Bond
Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 12.63 (0.01) (0.11) (0.12) — — — $ 12.51 (0.95)% $ 3,953,708,424 0.63% (0.16)% 0.79% 2.30%
Year Ended December 31,
2020 $ 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) $ 12.63 9.21% $ 3,716,737,566 0.64% 1.69% 0.79% 13.80%
Year Ended December 31,
2019 $ 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) $ 11.81 8.98% $ 3,383,062,877 0.64% 2.23% 0.79% 7.14%
Year Ended December 31,
2018 $ 11.50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) $ 11.07 (1.07)% $ 3,050,498,819 0.64% 2.08% 0.79% 2.99%
Year Ended December 31,
2017 $ 11.31 0.19 0.17 0.36 (0.14) (0.03) (0.17) $ 11.50 3.21% $ 2,827,153,636 0.64% 1.62% 0.79% 0.59%
Year Ended December 31,
2016 $ 11.34 0.16 0.15 0.31 (0.30) (0.04) (0.34) $ 11.31 2.65% $ 2,316,579,718 0.64% 1.37% 0.79% 2.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

18 - Financial Highlights - June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds Global
Growth Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 40.25 (0.01) 4.61 4.60 — — — $ 44.85 11.43% $ 606,005,274 0.64% (0.06)% 0.79% 2.71%
Year Ended December 31,
2020 $ 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) $ 40.25 29.93% $ 527,787,139 0.65% (0.05)% 0.80% 6.83%
Year Ended December 31,
2019 $ 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) $ 33.24 34.78% $ 450,561,912 0.65% 0.72% 0.80% 9.43%
Year Ended December 31,
2018 $ 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) $ 27.13 (9.42)% $ 346,304,050 0.66% 0.27% 0.81% 8.19%
Year Ended December 31,
2017 $ 26.40 0.08 7.93 8.01 (0.22) (2.49) (2.71) $ 31.70 30.97% $ 390,326,746 0.67% 0.25% 0.82% 9.22%
Year Ended December 31,
2016 $ 29.48 0.14 — 0.14 (0.44) (2.78) (3.22) $ 26.40 0.19% $ 299,635,420 0.67% 0.52% 0.82% 8.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2021 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds
Growth Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 120.82 (0.24) 15.56 15.32 — — — $ 136.14 12.68% $ 1,375,341,671 0.64% (0.37)% 0.79% 3.68%
Year Ended December 31,
2020 $ 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) $ 120.82 51.49% $ 1,127,051,615 0.64% (0.07)% 0.79% 15.34%
Year Ended December 31,
2019 $ 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) $ 87.57 30.28% $ 750,682,009 0.65% 0.35% 0.80% 9.42%
Year Ended December 31,
2018 $ 87.78 0.03 0.54 0.57 (0.29) (9.22) (9.51) $ 78.84 (0.66)% $ 601,482,115 0.65% 0.03% 0.80% 13.98%
Year Ended December 31,
2017 $ 74.43 0.10 20.06 20.16 (0.27) (6.54) (6.81) $ 87.78 27.80% $ 656,547,265 0.65% 0.12% 0.80% 6.47%
Year Ended December 31,
2016 $ 86.31 0.32 6.60 6.92 (0.20) (18.60) (18.80) $ 74.43 9.06% $ 500,495,897 0.65% 0.39% 0.80% 8.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2021 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
NVIT American Funds
Growth-Income Fund
Class II Shares
Six Months Ended June 30,
2021 (Unaudited) $ 56.43 0.06 7.82 7.88 — — — $ 64.31 13.96% $ 4,343,476,295 0.63% 0.21% 0.79% 2.88%
Year Ended December 31,
2020 $ 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) $ 56.43 13.08% $ 3,993,781,918 0.64% 0.98% 0.79% 11.76%
Year Ended December 31,
2019 $ 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) $ 56.20 25.67% $ 3,727,051,842 0.64% 1.31% 0.79% 5.44%
Year Ended December 31,
2018 $ 55.97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) $ 49.90 (2.18)% $ 2,905,591,054 0.64% 1.03% 0.79% 8.87%
Year Ended December 31,
2017 $ 51.67 0.56 10.25 10.81 (0.81) (5.70) (6.51) $ 55.97 21.93% $ 3,121,164,897 0.64% 1.02% 0.79% 7.37%
Year Ended December 31,
2016 $ 54.81 0.62 4.99 5.61 (0.68) (8.07) (8.75) $ 51.67 11.09% $ 2,642,415,411 0.64% 1.15% 0.79% 3.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 21
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”)
is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an
unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits
payable under variable life insurance policies and variable
annuity contracts. As of June 30, 2021, the Trust operates
sixty-five (65) separate series, or mutual funds, each with
its own objective(s) and investment strategies. This report
contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
NVIT American Funds Asset Allocation Fund (formerly, American Funds NVIT Asset Allocation Fund) ("American
Funds Asset Allocation")
NVIT American Funds Bond Fund (formerly, American Funds NVIT Bond Fund) ("American Funds Bond")
NVIT American Funds Global Growth Fund (formerly, American Funds NVIT Global Growth Fund) ("American
Funds Global Growth")
NVIT American Funds Growth Fund (formerly, American Funds NVIT Growth Fund) ("American Funds Growth")
NVIT American Funds Growth-Income Fund (formerly, American Funds NVIT Growth-Income Fund) ("American
Funds Growth-Income")
Only separate accounts established by Nationwide Life
Insurance Company (“NLIC”), a wholly owned subsidiary of
NFS, and Nationwide Life and Annuity Insurance Company, a
wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series ® , (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2021  was as follows:
Effective April 30, 2021, each Fund was renamed as shown in the following table.
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940
Act.
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 23.91%
American Funds Bond American Bond Fund 30.26%
American Funds Global Growth American Global Growth Fund 6.49%
American Funds Growth American Growth Fund 3.24%
American Funds Growth-Income American Growth-Income Fund 10.60%
Prior Fund Name New Fund Name
American Funds NVIT Asset Allocation Fund NVIT American Funds Asset Allocation Fund
American Funds NVIT Bond Fund NVIT American Funds Bond Fund
American Funds NVIT Global Growth Fund NVIT American Funds Global Growth Fund
American Funds NVIT Growth Fund NVIT American Funds Growth Fund
American Funds NVIT Growth-Income Fund NVIT American Funds Growth-Income Fund

22 - Notes to Financial Statements - June 30, 2021 (Unaudited) - American Funds
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are
valued at net asset value (“NAV”) as reported by the Master
Fund. Each Master Fund’s NAV is determined at the close
of regular trading on the New York Stock Exchange (usually
4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semiannual
Report, which is included along with this report, for the Master
Funds' security valuation policies.
As of June 30, 2021, 100% of the market value of each Fund
was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2021, the Funds did not have overdrawn
balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized
on the ex-dividend date and are recorded as such on the
Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.

American Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 23
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned
distributions may be made in cash or via consent dividends.
Consent dividends, when authorized, become taxable to the
shareholders as if they were paid in cash.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Beginning on May 1, 2021, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Prior to May 1, 2021, NFM has entered into a contractual agreement with the Trust under which NFM waived a portion of the fees NFM received for providing the Funds with non-inves tment advisory master-feeder operational support services according to the following schedule
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
American Funds Asset Allocation Up to $6.4 billion 0.15%
$6.4 billion and up to $7.1 billion 0.16%
$7.1 billion and up to $7.3 billion 0.165%
$7.3 billion and more 0.17%
American Funds Bond Up to $2.5 billion 0.15%
$2.5 billion and up to $2.9 billion 0.16%
$2.9 billion and up to $3.35 billion 0.165%
$3.35 billion and more 0.17%
American Funds Global Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth Up to $2 billion 0.15%
$2 billion and more 0.17%
American Funds Growth-Income Up to $2.7 billion 0.15%
$2.7 billion and up to $3.2 billion 0.16%
$3.2 billion and up to $3.75 billion 0.165%
$3.75 billion and more 0.17%

24 - Notes to Financial Statements - June 30, 2021 (Unaudited) - American Funds
NFM also provides various administrative and accounting
services for the Fund, and serves as Transfer and Dividend
Disbursing Agent for the Fund. NFM has entered into
agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the
Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2021, NFM earned an
aggregate of $2,027,289 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended June 30, 2021, the Funds' aggregate portion of such costs amounted to $32,256.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2021, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2021, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 9,292,653
American Funds Bond 4,798,345
American Funds Global Growth 700,431
American Funds Growth 1,519,367
American Funds Growth-Income 5,126,709

American Funds - June 30, 2021 (Unaudited) - Notes to Financial Statements - 25
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the six months ended June 30, 2021, the Funds had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by NFA. The program allows the participating Funds
to borrow money from and loan money to each other for
temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund
loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended June 30,
2021, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single
underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to
Note 4 of the Master Fund Annual Report, which is included
along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund
also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
A Master Fund does not charge a Fund any sales charge for
buying or selling shares. However, a Fund indirectly pay a
portion of the operating expenses of the Master Fund in which
Fund Purchases
*
Sales
American Funds Asset Allocation $ 302,922,129 $ 300,621,435
American Funds Bond 515,992,454 88,698,115
American Funds Global Growth 60,921,391 15,230,274
American Funds Growth 310,270,001 45,005,223
American Funds Growth-Income 118,793,546 262,913,379
* Purchases include reinvestments of income and realized gain distributions, as applicable.

26 - Notes to Financial Statements - June 30, 2021 (Unaudited) - American Funds
it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
9. Federal Tax Information
As of June 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July
7, 2022. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended
June 30, 2021 (discussed above under “Line of Credit and
Interfund Lending”).
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,212,740,498 $ 2,525,417,203 $ – $ 2,525,417,203
American Funds Bond 3,870,200,970 85,593,689 – 85,593,689
American Funds Global Growth 390,139,830 216,254,982 – 216,254,982
American Funds Growth 945,002,891 431,080,679 – 431,080,679
American Funds Growth-Income 3,089,958,921 1,255,794,937 – 1,255,794,937
Amounts designated as "—" are zero or have been rounded to zero.

American Funds - June 30, 2021 (Unaudited) - Supplemental Information - 27
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance
Trust (the “Trust”) has adopted and implemented a liquidity
risk management program in accordance with the Liquidity
Rule (the “Program”). The Trust’s Board of Trustees (the
“Board”) has designated Nationwide Fund Management LLC
(“NFM”) as the Program Administrator for each Fund. NFM
has established a Liquidity Risk Management Committee (the
“LRMC”), composed of senior members from relevant groups
in the Nationwide organization, to manage the Program for
each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 16,
2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2019 through November 30,
2020. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

American Funds - June 30, 2021 (Unaudited) - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 65 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

30 - Management Information - June 30, 2021 (Unaudited) - American Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - June 30, 2021 (Unaudited) - Management Information - 31
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

32 - Market Index Definitions - June 30, 2021 (Unaudited) - American Funds
Bloomberg Barclays U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues, and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg Barclays U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-
related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.

American Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 33
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

34 - Market Index Definitions - June 30, 2021 (Unaudited) - American Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

American Funds - June 30, 2021 (Unaudited) - Market Index Definitions - 35
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

36 - Market Index Definitions - June 30, 2021 (Unaudited) - American Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-21)

American Funds

Insurance Series®

Semi-annual report

for the six months ended June 30, 2021

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about

Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	104 Asset Allocation Fund
2	Results at a glance	134 Global Balanced Fund
	Investment portfolios	147	The Bond Fund of America®

28	Global Growth Fund	169	Capital World Bond Fund®

33	Global Small Capitalization Fund	191	American High-Income Trust®

41	Growth Fund	210	American Funds Mortgage Fund®

48	International Fund	217	Ultra-Short Bond Fund

53	New World Fund®	219	U.S. Government Securities Fund®

66	Washington Mutual Investors Fund	227	Managed Risk Growth Fund

71	Capital World Growth and Income	229	Managed Risk International Fund

	Fund®	231 Managed Risk Washington Mutual
80	Growth-Income Fund		Investors Fund

86	International Growth and Income	233	Managed Risk Growth-Income Fund

	Fund	235 Managed Risk Asset Allocation Fund
90	Capital Income Builder®	237 Financial statements
American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	7.24
Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index1		15.43	54.07	14.13	9.90	8.67
Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor’s 500 Composite Index2		15.25	40.79	17.65	14.84	11.89
International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA1		9.16	35.72	11.08	5.45	6.19
New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	6.07
Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor’s 500 Composite Index2		15.25	40.79	17.65	14.84	8.64
Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	7.22
Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor’s 500 Composite Index2		15.25	40.79	17.65	14.84	11.89
International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA1		9.16	35.72	11.08	5.45	9.20
Capital Income Builder	5/1/14	9.85	22.58	7.22	—	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S.
Aggregate Index3		7.98	26.29	11.27	—	8.26
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	—	10.10
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	—	3.34
Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays
U.S. Aggregate Index5		8.28	23.02	11.89	10.39	8.92
Standard & Poor’s 500 Composite Index2		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	3.39	5.81
Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays
Global Aggregate Index6		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index4		–3.21	2.63	2.34	2.05	2.00
The Bond Fund of America	1/2/96	–0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	3.39	4.99
Capital World Bond Fund	10/4/06	–3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index4		–3.21	2.63	2.34	2.05	3.61
American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High
Yield 2% Issuer Capped Index4		3.61	15.34	7.47	6.65	N/A
American Funds Mortgage Fund	5/2/11	–0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed
Securities Index4		–0.77	–0.42	2.27	2.64	2.72
Ultra-Short Bond Fund	2/8/84	–0.18	–0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term
Government/Corporate Index4		0.11	0.25	1.47	0.90	N/A
U.S. Government Securities Fund	12/2/85	–1.31	–0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/
Mortgage-Backed Securities Index4		–1.79	–2.01	2.25	2.72	6.07

2American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns

Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index —
Moderate Aggressive7		10.54	21.82	11.49	10.17
Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed
Risk Index — Moderate Aggressive7		6.70	18.87	6.94	3.87
Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index — Moderate7		8.97	19.02	10.48	9.33
Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index — Moderate 7		8.97	19.02	10.48	9.33
Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index —
Moderate Conservative7		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Visit capitalgroup.com/aﬁs for more information.

1Source: MSCI. Results for MSCI indexes reﬂect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free ﬂoat- adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free ﬂoat-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade ﬁxed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of ﬁxed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, ﬁxed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

5Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

6Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

7Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reﬂected in this report. Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modiﬁed or terminated with the approval of the series board. Visit capitalgroup.com/aﬁs for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modiﬁed or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modiﬁed or terminated with the approval of the series board. Applicable fund results shown reﬂect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The beneﬁt of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, ﬁxed income and managed risk.

4American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1997)		ratio

Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
Class 2	11.60	39.87	19.67	13.53	11.01	0.81
Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Europe 24.2%

Asia/Paciﬁc Basin 19.3%

Other regions .4%

Percent of net assets

The Americas 51.1%

Short-term securities

&other assets less liabilities 5.0%

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1998)		ratio

Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
Class 2	10.72	48.51	17.74	10.49	10.51	0.99
Class 4	10.56	48.18	17.44	10.22	10.23	1.24

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Asia/Paciﬁc Basin 25.0%

Europe 20.4%

Other regions .4%

Percent of net assets

The Americas 50.1%

Short-term securities

&other assets less liabilities 4.1%

6American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
Class 2	12.87	53.34	25.52	17.58	13.74	0.61
Class 3	12.91	53.43	25.61	17.67	13.82	0.54
Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

invested as of Communication services 20.4%

June 30, 2021

Consumer discretionary 17.5%

Information technology 22.4%

Health care 12.6%	Other industries 15.5%

Industrials 8.6%

Short-term securities

& other assets
Other securities .2%	less liabilities 2.8%

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
Class 2	4.61	34.46	11.99	6.69	8.15	0.80
Class 3	4.67	34.52	12.07	6.77	8.23	0.73
Class 4	4.47	34.11	11.72	6.45	7.89	1.05

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Europe 33.8%

The Americas 17.5%

Other regions 1.6%

Percent of net assets

Asia/Paciﬁc Basin 44.1%

Short-term securities

&other assets less liabilities 3.0%

8American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since June 17, 1999) expense ratio		expense ratio

Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

The Americas 35.5%

Europe 19.2%

Other regions 2.3%

Percent of net assets

Asia/Paciﬁc Basin 38.0%

Short-term securities

&other assets less liabilities 5.0%

American Funds Insurance Series	9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021†
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

			Percent of net assets
Where the fund’s
assets were	Financials	16.7%
invested as of			Information technology 18.0%

June 30, 2021	Health care 16.1%

	Industrials	10.8%	Other industries 26.9%

Short-term securities

Communication services 7.9%& other assets less liabilities 3.0%

Other securities .6%

*Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund’s investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund’s registration statement as of November 1, 2021.

10American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Europe 26.1%

Asia/Paciﬁc Basin 18.8%

Other regions .2%

Percent of net assets

The Americas 51.2%

Short-term securities

&other assets less liabilities 3.7%

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
Class 2	14.14	34.61	16.27	13.74	11.48	0.55
Class 3	14.19	34.72	16.35	13.82	11.56	0.48
Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were

June 30, 2021

Health care 11.3%

Industrials	10.3%	Other industries 26.0%

Financials	10.1%	Short-term securities

		& other assets
Other securities 1.1%		less liabilities 2.2%

12American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since November 18, 2008)		ratio

Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
Class 2	7.02	33.74	9.18	5.78	9.02	0.93
Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Asia/Paciﬁc Basin 35.2%

The Americas 10.9%

Other regions 3.2%

Percent of net assets

Europe 46.6%

Short-term securities

&other assets less liabilities 4.1%

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since May 1, 2014)		expense ratio	expense ratio

Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
Class 2	9.72	22.42	6.97	5.43	0.78	0.53
Class 4	9.60	22.03	6.70	5.08	1.03	0.78

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Europe 19.5%

Asia/Paciﬁc Basin 10.1%

Other regions .1%

Percent of net assets

The Americas 66.8%

Short-term securities

&other assets less liabilities 3.5%

14American Funds Insurance Series
Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since August 1,1989)		ratio

Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
Class 2	10.06	25.75	11.72	10.40	8.68	0.55
Class 3	10.14	25.85	11.81	10.47	8.76	0.48
Class 4	9.97	25.47	11.45	10.16	8.42	0.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

U.S. Treasury bonds & notes 7.2%

Corporate bonds, notes & loans 7.0%

Mortgage-backed obligations 5.5%

Investment funds 5.2%

Other bonds & notes 1.3%

Convertible stocks .5%

Percent of net assets

Common stocks 69.7%

Short-term securities

&other assets less liabilities 3.6%

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio

Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
Class 2	5.98	20.41	9.83	7.29	6.91	0.97
Class 4	5.82	20.13	9.57	7.15	6.75	1.22

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021

Bonds & notes of governments

&government agencies outside the U.S. 14.0%

U.S. Treasury bonds & notes 10.5%

Percent of net assets

U.S. common stocks 30.5%

Common stocks of issuers outside the U.S. 30.7%

Corporate bonds, notes & loans 4.7%

Mortgage-backed obligations .8%

Preferred securities and convertible stocks .8%

Other bonds & notes .1%

Short-term securities

&other assets less liabilities 7.9%

16American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since January 2, 1996) expense ratio			expense ratio

Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of
June 30, 2021		U.S. Treasury bonds & notes 49.6%
Corporate bonds, notes & loans 30.4%

Mortgage-backed obligations 11.1%

Municipals 1.7%

Other bonds & notes .9%

Short-term securities

&other assets less liabilities 3.0%

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since October 4, 2006) expense ratio			expense ratio

Class 1	–3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

Corporate bonds, notes & loans 29.9%

U.S. Treasury bonds & notes 6.7%

Mortgage-backed obligations 2.8%

Other bonds & notes .2%

Common stocks .1%

Bonds & notes of governments

&government agencies outside the U.S. 53.5%

Short-term securities & other assets less liabilities 6.8%

18American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since February 8, 1984)	expense ratio	expense ratio

Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

Equity securities 6.0%

Convertible securities .4%

Other bonds & notes .1%

Corporate bonds, notes & loans 86.8%

Short-term securities & other assets less liabilities 6.7%

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 2, 2011)		expense ratio	expense ratio

Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

U.S. Treasury bonds & notes 17.6%

Asset-backed obligations 3.4%

Other bonds & notes .4%

Mortgage-backed obligations 57.7%

Short-term securities & other assets less liabilities 20.9%

20American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

	Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
	Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
	Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
	Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
	Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment
	results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs
	for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report
	for details.
	*Periods greater than one year are annualized.
						Percent of net assets

Where the fund’s	Commercial paper						54.7%
assets were	Bonds & notes of governments & government agencies outside the U.S.						18.7
invested as of	U.S. Treasury bills						15.2
June 30, 2021	Federal agency bills & notes						9.1
	Other assets less liabilities						2.3

	Total						100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since December 2, 1985) expense ratio			expense ratio

Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

Mortgage-backed obligations 17.3%

U.S. Treasury bonds & notes 51.7%

Short-term securities & other assets less liabilities 18.1%

22American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
Class P2	7.53	30.94	18.02	12.52	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios shown reﬂect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

24American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios shown reﬂect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

26American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund’s board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 92.05%			Value
		Shares	(000)

Information	ASML Holding NV	560,592	$ 385,140
technology	ASML Holding NV (New York registered) (ADR)	303,400	209,601
31.05%	Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
	Microsoft Corp.	1,902,900	515,496
	PayPal Holdings, Inc.1	846,600	246,767
	Adyen NV1	61,500	150,259
	Broadcom, Inc.	233,350	111,271
	Adobe, Inc.1	135,000	79,061
	Applied Materials, Inc.	520,137	74,068
	PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
	Zendesk, Inc.1	419,500	60,551
	Samsung Electronics Co., Ltd.	785,100	56,260
	EPAM Systems, Inc.1	105,240	53,773
	Amphenol Corp., Class A	747,000	51,102
	Hexagon AB, Class B	3,136,000	46,464
	Fiserv, Inc.1	419,103	44,798
	Keyence Corp.	72,300	36,490
	DocuSign, Inc.1	106,750	29,844
	Advanced Micro Devices, Inc.1	301,500	28,320
	Mastercard, Inc., Class A	67,500	24,644
	Visa, Inc., Class A	70,197	16,413
	TeamViewer AG1	428,000	16,098
	Network International Holdings PLC1	3,173,000	16,051
	Amadeus IT Group SA, Class A, non-registered shares1	212,301	14,933
	Worldline SA, non-registered shares1	152,800	14,303
	Jack Henry & Associates, Inc.	69,400	11,348

			2,901,017

Consumer	Amazon.com, Inc.1	144,050	495,555
discretionary	Chipotle Mexican Grill, Inc.1	130,000	201,544
18.31%	LVMH Moët Hennessy-Louis Vuitton SE	158,900	124,599
	Domino’s Pizza, Inc.	230,200	107,386
	Floor & Decor Holdings, Inc., Class A1	914,698	96,684
	Ocado Group PLC1	2,881,000	79,825
	Renault SA1	1,688,781	68,254
	NIKE, Inc., Class B	383,100	59,185
	Booking Holdings, Inc.1	24,600	53,827
	Coupang, Inc., Class A1,2	906,542	37,912
	Naspers, Ltd., Class N	169,130	35,510
	Prosus NV	347,800	34,011
	MercadoLibre, Inc.1	21,200	33,025
	Xpeng, Inc., Class A (ADR)1	671,711	29,837
	Home Depot, Inc.	92,275	29,426
	Stellantis NV	1,327,055	26,027
	Sony Group Corp.	243,000	23,656
	Entain PLC1	887,000	21,417
	IDP Education, Ltd.	1,119,000	20,594
	MGM China Holdings, Ltd.1	12,708,000	19,248
	EssilorLuxottica	102,335	18,886
	Evolution AB	114,500	18,094
	Wynn Macau, Ltd.1	10,510,400	16,542
	Moncler SpA	217,370	14,707
	Melco Resorts & Entertainment, Ltd. (ADR)1	835,000	13,836
	JD Health International, Inc.1	893,550	12,809
	Marriott International, Inc., Class A1	74,000	10,102
	THG PLC1	1,026,870	8,665
			1,711,163

28American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	DexCom, Inc.1	253,000	$ 108,031
11.76%	UnitedHealth Group, Inc.	259,600	103,954
	Mettler-Toledo International, Inc.1	65,000	90,047
	AstraZeneca PLC	674,300	80,991
	NovoCure, Ltd.1	340,000	75,419
	Cigna Corp.	316,600	75,056
	Pfizer, Inc.	1,699,000	66,533
	Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
	Regeneron Pharmaceuticals, Inc.1	95,036	53,081
	Merck & Co., Inc.	620,000	48,217
	Tandem Diabetes Care, Inc.1	379,084	36,923
	Silk Road Medical, Inc.1	702,000	33,598
	Danaher Corp.	110,000	29,520
	Humana Inc.	55,000	24,350
	Zoetis, Inc., Class A	130,000	24,227
	Bayer AG	363,860	22,094
	Catalent, Inc.1	200,000	21,624
	Eli Lilly and Company	92,000	21,116
	Zai Lab, Ltd. (ADR)1	95,400	16,885
	Olympus Corp.	796,800	15,836
	bioMérieux SA	135,000	15,687
	Novartis AG	165,600	15,092
	Rede D’Or Sao Luiz SA	1,073,663	14,901
	Sanofi	135,000	14,144
	Teladoc Health, Inc.1	79,000	13,137
	Vertex Pharmaceuticals, Inc.1	49,500	9,981
	Coloplast A/S, Class B	55,750	9,148
	Organon & Co.1	62,000	1,876
	Viatris, Inc.	110,678	1,582

			1,098,520

Communication	Alphabet, Inc., Class A1	95,500	233,191
services	Alphabet, Inc., Class C1	63,852	160,033
9.69%	Facebook, Inc., Class A1	710,030	246,885
	Tencent Holdings, Ltd.	2,028,000	152,538
	Bilibili, Inc., Class Z1	284,200	34,993
	Sea, Ltd., Class A (ADR)1	95,851	26,321
	Altice USA, Inc., Class A1	751,200	25,646
	Kuaishou Technology, Class B1,3,4	571,000	13,180
	Kuaishou Technology, Class B1	900	22
	Bumble, Inc., Class A1	217,500	12,528
			905,337

Financials	AIA Group, Ltd.	12,499,500	155,352
8.84%	Tradeweb Markets, Inc., Class A	1,685,360	142,514
	Kotak Mahindra Bank, Ltd.1	3,018,964	69,284
	JPMorgan Chase & Co.	438,700	68,235
	Allfunds Group PLC1	2,890,300	50,304
	AXA SA	1,692,893	42,927
	Citigroup, Inc.	497,600	35,205
	Prudential PLC	1,773,082	33,688
	Société Générale	1,011,450	29,815
	Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
	BlackRock, Inc.	26,500	23,187
	HDFC Life Insurance Company, Ltd.	2,064,553	19,062
	QBE Insurance Group, Ltd.	2,132,000	17,252
	Willis Towers Watson PLC	73,000	16,792
	CME Group, Inc., Class A	76,437	16,257
	Bank of America Corp.	385,000	15,874
	FinecoBank SpA1	893,000	15,565
American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Macquarie Group, Ltd.	101,500	$ 11,907
(continued)	Banco Santander, SA	2,946,020	11,247
	Lufax Holding, Ltd. (ADR)1,2	966,000	10,916
	Sberbank of Russia PJSC (ADR)	645,500	10,719

			825,606

Consumer staples	British American Tobacco PLC	2,585,800	100,154
5.51%	Philip Morris International, Inc.	919,500	91,132
	Kweichow Moutai Co., Ltd., Class A	269,957	85,928
	Altria Group, Inc.	1,248,500	59,529
	Keurig Dr Pepper, Inc.	1,624,000	57,230
	Nestlé SA	313,500	39,040
	Walgreens Boots Alliance, Inc.	657,651	34,599
	Associated British Foods PLC	595,000	18,239
	Costco Wholesale Corp.	42,170	16,685
	Mondelez International, Inc.	192,000	11,988

			514,524

Industrials	DSV Panalpina A/S	201,000	46,875
3.49%	Airbus SE, non-registered shares1	327,000	42,047
	MTU Aero Engines AG	167,000	41,366
	Alliance Global Group, Inc.	156,400,700	32,552
	GT Capital Holdings, Inc.	2,454,611	30,522
	NIBE Industrier AB, Class B	2,740,000	28,821
	Safran SA	164,000	22,737
	Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
	Nidec Corp.	149,100	17,280
	General Electric Co.	1,260,000	16,960
	SMC Corp.	22,500	13,296
	Boeing Company1	51,300	12,289
			326,389

Materials	Sherwin-Williams Company	461,700	125,790
1.76%	Shin-Etsu Chemical Co., Ltd.	119,500	19,986
	Koninklijke DSM NV	101,700	18,981

			164,757

Energy	Reliance Industries, Ltd.	1,623,617	46,104
1.10%	Reliance Industries, Ltd., interim shares	106,956	2,139
	Gazprom PJSC (ADR)	4,173,000	31,807
	LUKOIL Oil Co. PJSC (ADR)	246,300	22,812

			102,862

Real estate	Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
0.36%	ESR Cayman, Ltd.1	4,100,000	13,835
			34,101

Utilities	Ørsted AS	121,736	17,082
0.18%
	Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%

Health care	Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656
2.01%

30American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)							Value
					Shares		(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares				1,289,000		$84,358
technology
Total preferred securities (cost: $70,623,000)							272,014
0.90%

Short-term securities 5.64%

Money market investments 5.21%

Capital Group Central Cash Fund 0.04%5,6					4,867,535		486,754

Money market investments purchased with collateral from securities on loan 0.43%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7					22,129,193		22,129
Capital Group Central Cash Fund 0.04%5,6,7					178,892		17,888
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%5,7					117,498		118
							40,135

Total short-term securities (cost: $526,921,000)							526,889

Total investment securities 100.60% (cost: $4,680,685,000)							9,400,261
Other assets less liabilities (0.60)%							(56,287)

Net assets 100.00%						$9,343,974
Investments in affiliates6

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%5	$125,696	$966,146	$605,039	$(1)	$(48)	$486,754	$103
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%5,7	—	17,8888				17,888	—9
Total short-term securities						504,642

Total 5.40%				$(1)	$(48)	$504,642	$103

American Funds Insurance Series	31

Global Growth Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.

5Rate represents the seven-day yield at 6/30/2021.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8Represents net activity. Refer to Note 5 for more information on securities lending.

9Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 93.45%			Value
		Shares	(000)

Information	Cree, Inc.1	1,166,056	$ 114,192
technology	Ceridian HCM Holding, Inc.1	647,135	62,073
22.87%	PAR Technology Corp.1,2	842,082	58,895
	Net One Systems Co., Ltd.	1,616,556	53,330
	BE Semiconductor Industries NV	610,276	51,769
	Silergy Corp.	275,740	37,507
	Kingdee International Software Group Co., Ltd.1	10,717,074	36,371
	Qorvo, Inc.1	181,818	35,573
	Unimicron Technology Corp.	6,678,300	30,920
	Olo, Inc., Class A1	820,670	30,685
	Bentley Systems, Inc., Class B2	455,043	29,478
	OneConnect Financial Technology Co., Ltd. (ADR)1	2,401,585	28,867
	Avast PLC	4,160,243	28,187
	eMemory Technology, Inc.1	573,000	27,455
	Appfolio, Inc., Class A1	193,616	27,338
	Asana, Inc., Class A1,2	430,100	26,679
	Nordic Semiconductor ASA1	992,291	25,147
	SUMCO Corp.	999,000	24,504
	Smartsheet, Inc., Class A1	337,600	24,415
	MACOM Technology Solutions Holdings, Inc.1	380,000	24,350
	Avalara, Inc.1	149,119	24,127
	Pegasystems, Inc.	169,591	23,605
	SimCorp AS	187,352	23,517
	LEM Holding SA1	9,570	20,066
	Euronet Worldwide, Inc.1	140,000	18,949
	Tanla Platforms, Ltd.1	1,677,291	18,046
	SHIFT, Inc.1	114,800	17,784
	Silicon Laboratories, Inc.1	115,900	17,762
	Globant SA1	81,000	17,753
	Rapid7, Inc.1	182,297	17,251
	Keywords Studios PLC1	440,000	15,155
	ON Semiconductor Corp.1	395,000	15,121
	Anaplan, Inc.1	272,133	14,505
	Marvell Technology, Inc.	221,217	12,903
	Aspen Technology, Inc.1	93,100	12,805
	Network International Holdings PLC1	2,494,284	12,618
	Cognex Corp.	136,300	11,456
	GlobalWafers Co., Ltd.	311,000	10,258
	Computer Services, Inc.	163,500	9,197
	Megaport, Ltd.1	650,000	8,984
	INFICON Holding AG	7,397	8,554
	SINBON Electronics Co., Ltd.1	857,000	8,428
	MongoDB, Inc., Class A1	23,300	8,423
	DoubleVerify Holdings, Inc.1	188,100	7,964
	Extreme Networks, Inc.1	678,378	7,571
	ALTEN SA, non-registered shares	53,608	7,107
	Okta, Inc., Class A1	25,463	6,230
	Appier Group, Inc.1,2	422,700	6,008
	BigCommerce Holdings, Inc., Series 11	90,000	5,843
	Pexip Holding ASA1	627,882	5,608
	Alkami Technology, Inc.1	156,207	5,572
	Bechtle AG, non-registered shares	24,781	4,603
	Lightspeed POS, Inc., subordinate voting shares1	54,730	4,576
	Linklogis, Inc., Class B1,2	1,634,615	3,672
	Appen, Ltd.	269,793	2,752
	Yotpo, Ltd.1,3,4,5,6	678,736	1,418
			1,193,926

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Insulet Corp.1	524,329	$ 143,934
19.30%	CanSino Biologics, Inc., Class H1	1,984,600	105,463
	Notre Dame Intermédica Participações SA	3,012,035	51,432
	Health Catalyst, Inc.1,2	922,700	51,219
	Applied Molecular Transport, Inc.1,2	1,071,152	48,995
	Cortexyme, Inc.1	689,544	36,546
	Integra LifeSciences Holdings Corp.1	530,900	36,229
	Globus Medical, Inc., Class A1	447,600	34,702
	Ocumension Therapeutics1,2	9,650,966	33,934
	Mani, Inc.	1,459,254	33,442
	Max Healthcare Institute, Ltd.1	9,064,851	31,037
	Allakos, Inc.1	354,275	30,244
	AddLife AB, Class B	982,427	30,191
	PRA Health Sciences, Inc.1	180,222	29,774
	New Frontier Health Corp., Class A1	2,324,870	25,969
	Haemonetics Corp.1	376,300	25,077
	Kronos Bio, Inc.1	1,006,990	24,117
	GVS SpA	1,350,919	22,122
	Nevro Corp.1	131,205	21,752
	CONMED Corp.	148,708	20,437
	Ultragenyx Pharmaceutical, Inc.1	189,727	18,090
	CompuGroup Medical SE & Co. KGaA	205,520	16,096
	Amplifon SpA	311,536	15,382
	Guardant Health, Inc.1	119,227	14,807
	New Horizon Health, Ltd.1	1,270,844	12,963
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
	Ambu AS, Class B, non-registered shares	266,155	10,232
	Medincell SA1,2	809,800	8,959
	Arjo AB, Class B	765,000	7,884
	BioMarin Pharmaceutical, Inc.1	92,000	7,677
	Alignment Healthcare, Inc.1	322,800	7,544
	iRhythm Technologies, Inc.1	113,527	7,533
	Bachem Holding AG, Class B	10,977	6,501
	Encompass Health Corp.	79,000	6,164
	Nordhealth AS, Class A1	1,279,999	5,679
	Angelalign Technology, Inc.1	102,000	5,263
	Antares Vision SpA1	281,100	3,900
	Madrigal Pharmaceuticals, Inc.1	38,000	3,702
	Innovage Holding Corp.1	52,579	1,120
	NMC Health PLC1,3,4	219,652	3
			1,007,572

Consumer	Lands’ End, Inc.1,7	2,100,000	86,205
discretionary	Wyndham Hotels & Resorts, Inc.	768,069	55,524
17.78%	Shop Apotheke Europe NV, non-registered shares1	255,264	47,944
	Mattel, Inc.1	2,100,069	42,211
	Thor Industries, Inc.	369,500	41,754
	Coursera, Inc.1,3,6	975,534	35,119
	Coursera, Inc.1,2	111,000	4,391
	Five Below, Inc.1	199,700	38,596
	YETI Holdings, Inc.1	410,595	37,701
	Entain PLC1	1,513,050	36,533
	Helen of Troy, Ltd.1	160,000	36,499
	Everi Holdings, Inc.1	1,419,053	35,391
	Evolution AB	182,215	28,795
	Skechers USA, Inc., Class A1	550,000	27,407
	Tube Investments of India, Ltd.	1,627,714	25,591
	Tongcheng-Elong Holdings, Ltd.1	10,084,800	25,250
	zooplus AG, non-registered shares1	63,253	20,491
	SSP Group PLC1	5,542,395	20,424
	Inchcape PLC	1,871,000	19,890

34American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Kindred Group PLC (SDR)	1,150,611	$ 18,036
discretionary	Scientific Games Corp.1	223,732	17,326
(continued)	Arco Platform, Ltd., Class A1	538,725	16,517
	Asbury Automotive Group, Inc.1	87,582	15,009
	Melco International Development, Ltd.1	7,826,000	14,373
	Basic-Fit NV1,2	329,911	14,106
	Just Eat Takeaway (EUR denominated)1	150,679	13,913
	B2W - Cia. Digital, ordinary nominative shares1	1,010,093	13,456
	Desenio Group AB1	1,222,785	12,716
	Musti Group Oyj	327,550	12,126
	Leslie’s, Inc.1	420,664	11,564
	Bright Horizons Family Solutions, Inc.1	74,300	10,930
	Cie. Plastic Omnium SA	308,912	9,648
	Purple Innovation, Inc., Class A1	347,200	9,170
	Cairn Homes PLC1	6,829,200	8,644
	Golden Entertainment, Inc.1	179,300	8,033
	Zhongsheng Group Holdings, Ltd.	938,500	7,808
	Thule Group AB	155,900	6,911
	Elior Group SA1	882,500	6,593
	frontdoor, inc.1	131,200	6,536
	TopBuild Corp.1	32,600	6,448
	Sonans Gruppen AS1	802,602	5,127
	Dalata Hotel Group PLC1	800,000	3,740
	IDP Education, Ltd.	180,966	3,331
	DESCENTE, Ltd.1	106,700	2,973
	Countryside Properties PLC1	405,700	2,652
	OneSpaWorld Holdings, Ltd.1	245,538	2,379
	Leifheit AG, non-registered shares	36,773	2,045
	China Zenix Auto International, Ltd. (ADR)1	385,648	127
			927,953

Industrials	Nihon M&A Center, Inc.	2,077,284	53,870
15.26%	International Container Terminal Services, Inc.	14,412,500	48,332
	IMCD NV	276,065	43,897
	Boyd Group Services, Inc.	235,355	42,829
	Meggitt PLC1	6,500,850	41,474
	Stericycle, Inc.1	560,931	40,134
	Visional, Inc.1	599,900	32,939
	Instalco AB	730,713	30,311
	Interpump Group SpA	447,000	26,470
	Fasadgruppen Group AB	1,566,704	23,396
	Shoals Technologies Group, Inc., Class A1	607,450	21,564
	Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
	Diploma PLC	487,000	19,563
	Nolato AB, Class B	1,851,000	18,211
	Alfen NV1	193,371	18,056
	Wizz Air Holdings PLC1	273,883	17,689
	Melrose Industries PLC	7,236,000	15,525
	VAT Group AG	45,815	15,231
	Cleanaway Waste Management, Ltd.	7,580,970	15,009
	Centre Testing International Group Co., Ltd.	2,985,669	14,731
	Carel Industries SpA	583,425	14,009
	Vicor Corp., Class A1	131,328	13,887
	Avon Rubber PLC	383,500	13,878
	Marel hf.	1,971,482	13,833
	Woodward, Inc.	105,000	12,902
	Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
	Cargotec Corp., Class B, non-registered shares	233,700	12,082
	DL E&C Co., Ltd.1	87,568	11,042
	MDA, Ltd.1	823,400	10,794
	Montrose Environmental Group, Inc.1	190,800	10,238
American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	ACV Auctions, Inc., Class A1	362,033	$ 9,279
(continued)	Addtech AB, Class B	497,200	8,250
	IAA, Inc.1	141,750	7,731
	Atlas Corp.	500,000	7,125
	Cummins India, Ltd.	550,000	6,656
	Japan Airport Terminal Co., Ltd.	138,500	6,221
	CAE, Inc.1	200,000	6,160
	Kajaria Ceramics, Ltd.	450,000	5,933
	Rumo SA1	1,518,920	5,848
	Froy ASA1	873,400	5,828
	Imperial Logistics, Ltd.	1,643,000	5,456
	Sitowise Group PLC1	512,300	5,188
	LIXIL Corp.	196,500	5,082
	Granite Construction, Inc.	120,892	5,021
	BELIMO Holding AG	10,460	4,782
	Nitto Boseki Co., Ltd.2	132,500	4,091
	Howden Joinery Group PLC	357,556	4,039
	ITM Power PLC1,2	508,527	3,203
	Controladora Vuela Compañía de Aviación, SAB de CV,
	ordinary participation certificates, Class A (ADR)1	135,800	2,609
	The AZEK Co., Inc., Class A1	54,400	2,310
	Matson, Inc.	8,674	555

			796,800

Financials	Janus Henderson Group PLC	1,367,400	53,069
7.83%	Marqeta, Inc., Class B1,3,6	1,859,092	48,010
	Trupanion, Inc.1	393,869	45,334
	Star Health & Allied Insurance Co., Ltd.1,3,4,5	6,037,336	39,715
	Live Oak Bancshares, Inc.	579,250	34,176
	Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
	East West Bancorp, Inc.	287,300	20,597
	Independent Bank Group, Inc.	274,100	20,278
	Stifel Financial Corp.	271,050	17,580
	South State Corp.	213,300	17,439
	Aavas Financiers, Ltd.1	336,227	12,269
	IIFL Wealth Management, Ltd.	677,558	10,614
	Indian Energy Exchange, Ltd.	2,000,000	10,094
	Multi Commodity Exchange of India, Ltd.1	417,000	8,536
	Capitec Bank Holdings, Ltd.	66,400	7,842
	IIFL Finance Ltd.	1,459,000	4,994
	SiriusPoint, Ltd.1	492,500	4,959
	PT Bank Rakyat Indonesia Agroniaga Tbk1	4,530,100	608
			408,579

Consumer staples	Freshpet, Inc.1	300,695	49,001
2.60%	Grocery Outlet Holding Corp.1	911,400	31,589
	Monde Nissin Corp.1	76,219,800	25,794
	AAK AB	452,024	10,131
	Hilton Food Group PLC	586,277	8,872
	Total Produce PLC	1,292,800	4,047
	Vector Group, Ltd.	209,704	2,965
	Raia Drogasil SA, ordinary nominative shares	445,000	2,211
	Zur Rose Group AG1	3,131	1,200
			135,810

36American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Nanofilm Technologies International, Ltd.1	8,615,000	$ 35,172
2.46%	Navin Fluorine International, Ltd.	425,000	21,437
	PI Industries, Ltd.	537,999	21,065
	Lundin Mining Corp.	1,930,004	17,407
	MMG Ltd.1	18,704,000	8,239
	Vidrala, SA, non-registered shares	67,694	8,091
	ACC, Ltd.	230,000	6,234
	SK Materials Co., Ltd.	16,400	5,128
	LANXESS AG	54,500	3,737
	Arkema SA	15,200	1,907

			128,417

Communication	Skillz Inc., Class A1,2	1,119,741	24,321
services	Bandwidth, Inc., Class A1	112,900	15,571
2.01%	Trustpilot AS1	2,573,727	12,155
	DouYu International Holdings, Ltd. (ADR)1	1,435,368	9,818
	Boat Rocker Media, Inc.1	1,676,496	9,454
	Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
	Square Enix Holdings Co., Ltd.	143,200	7,102
	New York Times Co., Class A	135,000	5,879
	JCDecaux SA1	180,313	4,999
	Capcom Co., Ltd.	148,714	4,350
	Kamakura Shinsho, Ltd.	255,100	2,310
	Zee Entertainment Enterprises, Ltd.	1,815	5

			104,814

Utilities	ENN Energy Holdings, Ltd.	3,249,700	61,861
1.50%	AC Energy Corp.	69,716,400	11,782
	Neoenergia SA	1,288,255	4,499

			78,142

Real estate	Altus Group, Ltd.	436,402	20,225
1.16%	Embassy Office Parks REIT	3,656,800	17,238
	JHSF Participações SA	8,620,906	12,601
	Macrotech Developers, Ltd.1	582,697	5,359
	Mindspace Business Parks REIT	1,250,000	4,755
	Mitre Realty Empreendimentos e Participações SA	264,200	633

			60,811

Energy	Pioneer Natural Resources Company	114,558	18,618
0.68%	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
	Aegis Logistics, Ltd.1	649,070	3,003
	NuVista Energy, Ltd.1	98,325	316
	Helmerich & Payne, Inc.	7,700	251

			35,580

	Total common stocks (cost: $2,629,196,000)		4,878,404
Preferred securities 1.88%

Information	Avidxchange, Inc., Series F, preferred shares1,3,4,5	492,864	30,439
technology	SmartHR, Inc., Series D, preferred shares1,3,4,5	3,006	14,176
1.30%	Gitlab Inc., Series E, preferred shares1,3,4,5	297,916	12,092
	Yotpo, Ltd., Series F, preferred shares1,3,4,5,6	2,158,609	4,748
	Yotpo, Ltd., Series B, preferred shares1,3,4,5,6	287,894	602
	Yotpo, Ltd., Series C, preferred shares1,3,4,5,6	274,070	573
	Yotpo, Ltd., Series A-1, preferred shares1,3,4,5,6	183,819	384
American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Information	Yotpo, Ltd., Series A, preferred shares1,3,4,5,6	89,605	$187
technology	Yotpo, Ltd., Series C-1, preferred shares1,3,4,5,6	75,980	159
(continued)	Yotpo, Ltd., Series D, preferred shares1,3,4,5,6	42,368	88
	Yotpo, Ltd., Series B-1, preferred shares1,3,4,5,6	33,838	71
	Outreach Corp., Series G, preferred shares1,3,4,5	154,354	4,518
			68,037

Industrials	Azul SA, preferred nominative shares (ADR)1	800,316	21,129
0.42%	Azul SA, preferred nominative shares1	109,500	966
			22,095

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3,4,5	2,931,405	8,231
0.16%
	Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%

Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 20231,3,6	355,879	24,840
technology

0.48%

Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 20221,3,6	345,000	3,333
0.06%
	Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%

Money market investments 4.10%

	Capital Group Central Cash Fund 0.04%7,8	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%8,9	41,322,097	41,322
	Capital Group Central Cash Fund 0.04%7,8,9	334,046	33,405
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%8,9	219,407	219
			74,946

	Total short-term securities (cost: $288,962,000)		288,958

	Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898
	Other assets less liabilities (1.41)%		(73,486)

	Net assets 100.00%		$5,220,412

38American Funds Insurance Series
Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	(depreciation)	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 1.65%
Consumer discretionary 1.65%
Lands’ End, Inc.1	$45,297	$—	$—	$—	$40,908	$86,205	$ —
Communication services 0.00%
Boat Rocker Media, Inc.1,10	—	13,601	1,215	(321)	(2,611)	—	—
Total common stocks						86,205
Short-term securities 4.74%

Money market investments 4.10%
Capital Group Central Cash Fund 0.04%8	15,136	1,131,389	932,465	(41)	(7)	214,012	68
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%8,9	—	33,40511				33,405	—12
Total short-term securities						247,417

Total 6.39%				$(362)	$38,290	$333,622	$68

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.

7Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

8Rate represents the seven-day yield at 6/30/2021.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Unaffiliated issuer at 6/30/2021.

11Represents net activity. Refer to Note 5 for more information on securities lending.

12Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$39,715.76%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156		30,439.58
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344		14,176.27
Venture Global LNG, Inc., Series C	5/1/2015	8,280		13,392.26
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550		12,092.23
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000		8,231.16
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748		4,748.09
Yotpo, Ltd.	3/16/2021	1,418		1,418.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602		602.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573		573.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384		384.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187		187.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159		159.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89		88.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71		71.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517		4,518.09

Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 97.01%			Value
		Shares	(000)

Information	Microsoft Corp.	8,314,185	$2,252,313
technology	Broadcom, Inc.	1,758,306	838,431
22.38%	ASML Holding NV	635,000	436,260
	ASML Holding NV (New York registered) (ADR)	352,484	243,510
	Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
	RingCentral, Inc., Class A1	1,458,037	423,676
	PayPal Holdings, Inc.1	1,319,600	384,637
	Shopify, Inc., Class A, subordinate voting shares1	223,900	327,113
	Visa, Inc., Class A	1,325,853	310,011
	Apple, Inc.	1,750,027	239,684
	MicroStrategy, Inc., Class A1,2	335,914	223,215
	Mastercard, Inc., Class A	567,662	207,248
	FleetCor Technologies, Inc.1	717,832	183,808
	Cree, Inc.1	1,851,070	181,275
	Advanced Micro Devices, Inc.1	1,816,000	170,577
	MongoDB, Inc., Class A1	456,053	164,872
	Square, Inc., Class A1	642,243	156,579
	Applied Materials, Inc.	1,074,888	153,064
	Keyence Corp.	300,900	151,865
	Fidelity National Information Services, Inc.	884,718	125,338
	Micron Technology, Inc.1	1,447,335	122,995
	ServiceNow, Inc.1	221,680	121,824
	Tyler Technologies, Inc.1	263,200	119,064
	Ceridian HCM Holding, Inc.1	1,229,000	117,886
	Bill.Com Holdings, Inc.1	631,909	115,753
	VeriSign, Inc.1	399,943	91,063
	HubSpot, Inc.1	130,000	75,754
	Samsung Electronics Co., Ltd.	1,003,000	71,875
	Trimble, Inc.1	840,920	68,812
	Intel Corp.	1,136,000	63,775
	Cloudflare, Inc., Class A1	600,000	63,504
	ON Semiconductor Corp.1	1,622,519	62,110
	Elastic NV, non-registered shares1	379,422	55,305
	Qualtrics International, Inc., Class A1	1,396,101	53,401
	NetApp, Inc.	527,540	43,163
	Genpact, Ltd.	933,000	42,386
	Zendesk, Inc.1	293,000	42,292
	Adobe, Inc.1	69,034	40,429
	Flex, Ltd.1	2,234,300	39,927
	MKS Instruments, Inc.	217,800	38,757
	SK hynix, Inc.	330,800	37,452
	Enphase Energy, Inc.1	193,323	35,500
	Okta, Inc., Class A1	142,366	34,834
	Concentrix Corp.1	188,487	30,309
	EPAM Systems, Inc.1	52,839	26,999
	Fiserv, Inc.1	247,500	26,455
	Lam Research Corp.	40,617	26,429
	Motorola Solutions, Inc.	109,000	23,637
	Alteryx, Inc., Class A1	261,518	22,496
	Jack Henry & Associates, Inc.	137,000	22,401
	GoDaddy Inc., Class A1	213,800	18,592
	Smartsheet, Inc., Class A1	238,281	17,232
	Keysight Technologies, Inc.1	102,000	15,750
	Amadeus IT Group SA, Class A, non-registered shares1	196,096	13,793
	TELUS International (Cda), Inc., subordinate voting shares1	396,024	12,320
	SentinelOne, Inc., Class A1	218,400	9,282
	Stripe, Inc., Class B1,3,4,5	168,598	6,765
	Kulicke and Soffa Industries, Inc.	107,460	6,577

			9,492,152

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Facebook, Inc., Class A1	9,740,387	$3,386,830
services	Netflix, Inc.1	3,177,003	1,678,125
20.43%	Alphabet, Inc., Class C1	479,158	1,200,923
	Alphabet, Inc., Class A1	118,216	288,659
	Snap, Inc., Class A1	8,109,000	552,547
	Charter Communications, Inc., Class A1	688,110	496,437
	Activision Blizzard, Inc.	4,642,429	443,074
	Comcast Corp., Class A	3,772,563	215,112
	T-Mobile US, Inc.1	1,333,440	193,122
	Zillow Group, Inc., Class C, nonvoting shares1	509,000	62,210
	Zillow Group, Inc., Class A1	245,000	30,020
	Live Nation Entertainment, Inc.1	517,000	45,284
	Pinterest, Inc., Class A1	521,333	41,159
	Bumble, Inc., Class A1	334,537	19,269
	Iridium Communications, Inc.1	245,040	9,799
	Match Group, Inc.1	13,602	2,193
			8,664,763

Consumer	Tesla, Inc.1	4,564,000	3,102,151
discretionary	Amazon.com, Inc.1	298,383	1,026,485
17.50%	Dollar General Corp.	2,467,686	533,983
	Home Depot, Inc.	1,045,000	333,240
	LVMH Moët Hennessy-Louis Vuitton SE	330,000	258,765
	Domino’s Pizza, Inc.	433,000	201,990
	Toll Brothers, Inc.	3,280,000	189,617
	Hermès International	97,299	141,735
	Booking Holdings, Inc.1	64,759	141,698
	Airbnb, Inc., Class A1	897,564	137,453
	Burlington Stores, Inc.1	340,061	109,496
	Royal Caribbean Cruises, Ltd.1	1,272,346	108,506
	Caesars Entertainment, Inc.1	957,985	99,391
	Chipotle Mexican Grill, Inc.1	57,300	88,834
	YETI Holdings, Inc.1	940,000	86,311
	Floor & Decor Holdings, Inc., Class A1	769,300	81,315
	NIKE, Inc., Class B	480,400	74,217
	NVR, Inc.1	12,830	63,807
	Darden Restaurants, Inc.	433,876	63,342
	Aramark	1,395,000	51,964
	Etsy, Inc.1	202,000	41,580
	LGI Homes, Inc.1	248,150	40,185
	Westwing Group AG, non-registered shares1	707,000	38,680
	Norwegian Cruise Line Holdings, Ltd.1	1,182,996	34,792
	Flutter Entertainment PLC1	187,791	34,002
	Wynn Resorts, Ltd.1	276,822	33,855
	Hilton Worldwide Holdings, Inc.1	257,834	31,100
	Evolution AB	196,122	30,992
	adidas AG	75,097	27,952
	Cie. Financière Richemont SA, Class A	219,805	26,595
	lululemon athletica, inc.1	70,000	25,548
	Carvana Co., Class A1	68,400	20,644
	Marriott International, Inc., Class A1	128,000	17,475
	Dollar Tree Stores, Inc.1	172,468	17,161
	YUM! Brands, Inc.	129,700	14,919
	Aptiv PLC1	94,400	14,852
	EssilorLuxottica	69,400	12,808
	Wayfair Inc., Class A1	39,800	12,565
	Pool Corp.	26,203	12,018
	D.R. Horton, Inc.	131,644	11,897
	Peloton Interactive, Inc., Class A1	87,000	10,790

42American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Las Vegas Sands Corp.1	201,200	$ 10,601
discretionary	Arrival Group1	449,469	7,043
(continued)	Helen of Troy, Ltd.1	8,020	1,830
			7,424,184

Health care	UnitedHealth Group, Inc.	1,935,186	774,926
12.61%	Intuitive Surgical, Inc.1	774,000	711,801
	Regeneron Pharmaceuticals, Inc.1	930,500	519,721
	NovoCure, Ltd.1	2,204,210	488,938
	Centene Corp.1	4,864,730	354,785
	Thermo Fisher Scientific, Inc.	674,500	340,265
	Vertex Pharmaceuticals, Inc.1	1,228,131	247,628
	Moderna, Inc.1	750,000	176,235
	Insulet Corp.1	582,500	159,902
	Teladoc Health, Inc.1	893,500	148,580
	Seagen, Inc.1	790,810	124,853
	Biohaven Pharmaceutical Holding Co., Ltd.1	1,012,086	98,253
	Exact Sciences Corp.1	610,000	75,829
	Abbott Laboratories	643,963	74,655
	Vir Biotechnology, Inc.1	1,555,475	73,543
	Oak Street Health, Inc.1	1,161,702	68,041
	DexCom, Inc.1	158,238	67,568
	Danaher Corp.	235,935	63,315
	Gilead Sciences, Inc.	899,185	61,918
	Edwards Lifesciences Corp.1	569,100	58,942
	CRISPR Therapeutics AG1	353,184	57,177
	Cigna Corp.	203,470	48,237
	Guardant Health, Inc.1	361,003	44,833
	Verily Life Sciences LLC1,3,4,5	300,178	44,823
	Catalent, Inc.1	385,000	41,626
	Eli Lilly and Company	169,500	38,904
	Galapagos NV1	527,552	36,582
	QIAGEN NV1	664,342	32,141
	AstraZeneca PLC	256,500	30,809
	Molina Healthcare, Inc.1	96,799	24,496
	Mettler-Toledo International, Inc.1	16,900	23,412
	Pacific Biosciences of California, Inc.1	619,579	21,667
	Humana Inc.	46,800	20,719
	Neurocrine Biosciences, Inc.1	203,800	19,834
	R1 RCM, Inc.1	888,000	19,749
	Syneos Health, Inc., Class A1	210,000	18,793
	Chemed Corp.	37,667	17,873
	Zimmer Biomet Holdings, Inc.	108,400	17,433
	Pfizer, Inc.	427,314	16,734
	Allogene Therapeutics, Inc.1	504,466	13,156
	Allakos, Inc.1	151,733	12,953
	Novavax, Inc.1	37,000	7,855
	Cortexyme, Inc.1	145,600	7,717
	Ultragenyx Pharmaceutical, Inc.1	67,100	6,398
	TG Therapeutics, Inc.1	155,200	6,020
	Incyte Corp.1	70,900	5,965
	Adaptive Biotechnologies Corp.1	141,048	5,763
	Agios Pharmaceuticals, Inc.1	95,882	5,284
	Global Blood Therapeutics, Inc.1	125,000	4,377
	Sana Biotechnology, Inc.1	179,600	3,531
	GoodRx Holdings, Inc., Class A1,2	97,500	3,511
			5,348,070

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Uber Technologies, Inc.1	8,372,767	$ 419,643
8.58%	TransDigm Group, Inc.1	590,615	382,299
	Delta Air Lines, Inc.1	7,215,000	312,121
	Jacobs Engineering Group, Inc.	2,169,000	289,388
	Carrier Global Corp.	5,950,861	289,212
	United Rentals, Inc.1	591,000	188,535
	Caterpillar, Inc.	859,500	187,053
	MTU Aero Engines AG	687,220	170,227
	TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
	Airbus SE, non-registered shares1	944,893	121,497
	Dun & Bradstreet Holdings, Inc.1	4,746,028	101,423
	Middleby Corp.1	449,500	77,880
	CSX Corp.	2,335,500	74,923
	Ryanair Holdings PLC (ADR)1	634,951	68,708
	Ryanair Holdings PLC1	96,554	1,827
	Safran SA	489,640	67,883
	Armstrong World Industries, Inc.	616,904	66,169
	Southwest Airlines Co.1	1,100,000	58,399
	Lockheed Martin Corp.	149,500	56,563
	Emerson Electric Co.	577,000	55,530
	BWX Technologies, Inc.	937,200	54,470
	Norfolk Southern Corp.	176,000	46,712
	HEICO Corp.	185,951	25,925
	HEICO Corp., Class A	148,813	18,480
	Equifax, Inc.	176,000	42,154
	Boeing Company1	170,000	40,725
	Rockwell Automation	126,000	36,038
	Northrop Grumman Corp.	98,700	35,871
	AMETEK, Inc.	253,600	33,856
	L3Harris Technologies, Inc.	155,000	33,503
	ITT, Inc.	343,000	31,415
	FedEx Corp.	99,600	29,714
	Waste Connections, Inc.	222,159	26,532
	Parker-Hannifin Corp.	71,215	21,871
	Komatsu, Ltd.	611,400	15,192
	Generac Holdings, Inc.1	31,762	13,186
	Lennox International, Inc.	18,700	6,560

			3,638,141

Financials	Bank of America Corp.	14,780,700	609,408
6.36%	First Republic Bank	1,805,457	337,927
	Capital One Financial Corp.	1,399,000	216,411
	SVB Financial Group1	329,467	183,325
	Intercontinental Exchange, Inc.	1,517,049	180,074
	S&P Global, Inc.	395,300	162,251
	BlackRock, Inc.	150,000	131,245
	KKR & Co., Inc.	1,849,977	109,593
	Athene Holding, Ltd., Class A1	1,355,912	91,524
	Western Alliance Bancorporation	932,501	86,583
	Marsh & McLennan Companies, Inc.	546,720	76,913
	MSCI, Inc.	117,900	62,850
	Arch Capital Group, Ltd.1	1,255,267	48,880
	London Stock Exchange Group PLC	426,339	47,003
	Progressive Corp.	420,000	41,248
	Moody’s Corp.	102,277	37,062
	The Blackstone Group, Inc.	360,000	34,970
	East West Bancorp, Inc.	443,509	31,795
	Brookfield Asset Management, Inc., Class A	585,103	29,829
	Aon PLC, Class A	110,000	26,264
	CME Group, Inc., Class A	121,648	25,872
	American International Group, Inc.	458,394	21,820

44American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Ares Management Corp., Class A	310,500	$ 19,745
(continued)	Bright Health Group, Inc.1	1,140,681	19,574
	Everest Re Group, Ltd.	66,500	16,759
	Berkshire Hathaway, Inc., Class A1	26	10,883
	Berkshire Hathaway, Inc., Class B1	17,400	4,836
	BNP Paribas SA	180,106	11,291
	PNC Financial Services Group, Inc.	51,565	9,837
	Trupanion, Inc.1	69,355	7,983
	Goosehead Insurance, Inc., Class A	15,416	1,962
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210
			2,695,927

Consumer staples	Kroger Co.	8,641,839	331,069
3.20%	Philip Morris International, Inc.	2,865,403	283,990
	Costco Wholesale Corp.	496,404	196,412
	Constellation Brands, Inc., Class A	694,000	162,320
	Altria Group, Inc.	2,804,349	133,711
	British American Tobacco PLC	2,907,900	112,630
	Estée Lauder Companies, Inc., Class A	158,486	50,411
	Molson Coors Beverage Company, Class B, restricted voting shares1	629,400	33,793
	Monster Beverage Corp.1	305,000	27,862
	Anheuser-Busch InBev SA/NV	201,028	14,495
	Church & Dwight Co., Inc.	104,177	8,878

			1,355,571

Materials	Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
2.91%	Wheaton Precious Metals Corp.	3,674,000	161,913
	LyondellBasell Industries NV	1,223,605	125,872
	Grupo México, SAB de CV, Series B	25,356,800	119,266
	Franco-Nevada Corp.	752,000	109,130
	Barrick Gold Corp.	4,058,000	83,920
	Royal Gold, Inc.	517,000	58,990
	Celanese Corp.	350,400	53,121
	CF Industries Holdings, Inc.	1,029,000	52,942
	Allegheny Technologies, Inc.1	2,070,860	43,177
	Sherwin-Williams Company	90,658	24,700
	Linde PLC	81,300	23,504
	PPG Industries, Inc.	103,623	17,592
	Ball Corp.	194,200	15,734
	Nucor Corp.	69,742	6,690
	Summit Materials, Inc., Class A1	87,600	3,053
			1,235,736

Energy	Halliburton Company	12,143,661	280,761
2.23%	Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
	Canadian Natural Resources, Ltd.	105,100	3,813
	EOG Resources, Inc.	1,493,750	124,639
	Cenovus Energy ,Inc.	12,798,618	122,452
	Suncor Energy, Inc.	2,789,000	66,800
	Pioneer Natural Resources Company	328,000	53,307
	Cimarex Energy Co.	438,200	31,748
	ConocoPhillips	455,980	27,769
	Chesapeake Energy Corp.	345,000	17,912
	Schlumberger, Ltd.	363,800	11,645
	Equitrans Midstream Corp.	936,942	7,973

			945,591

American Funds Insurance Series	45

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	NextEra Energy, Inc.	1,280,000	$93,799
0.59%	PG&E Corp.1	5,296,610	53,867
	Xcel Energy, Inc.	680,000	44,798
	AES Corp.	1,397,884	36,443
	Ørsted AS	146,685	20,583

			249,490

Real estate	Equinix, Inc. REIT	84,384	67,727
0.22%	Pebblebrook Hotel Trust REIT	692,559	16,310
	Park Hotels & Resorts, Inc. REIT1	566,011	11,665
			95,702

	Total common stocks (cost: $18,214,511,000)		41,145,327
Preferred securities 0.17%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
technology	PsiQuantum, Corp., Series D, preferred shares1,3,4,5	906,761	23,781
0.14%	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4,5	52,656	2,112
			60,644

Health care	Grail, Inc., Series D, preferred shares1,3,4,5	1,864,884	11,115
0.03%
	Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%		Principal amount

		(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)3,4,5,6	$41,866	25,195
0.06%
	Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%		Shares

Money market investments 2.57%

	Capital Group Central Cash Fund 0.04%7,8	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%7,9	19,693,764	19,694
	Capital Group Central Cash Fund 0.04%7,8,9	159,204	15,920
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%7,9	104,567	104
			35,718

	Total short-term securities (cost: $1,123,347,000)		1,123,350

	Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
	Other assets less liabilities 0.11%		47,982

	Net assets 100.00%		$42,413,613

46American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%7	$1,623,691	$2,514,137	$3,050,080	$(13)	$(103)	$1,087,632	$479
Money market investments purchased with collateral from
securities on loan 0.04%
Capital Group Central Cash Fund 0.04%7,9	—	15,92010				15,920	—11
Total short-term securities						1,103,552

Total 2.61%				$(13)	$(103)	$1,103,552	$479

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented

.27% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

7Rate represents the seven-day yield at 6/30/2021.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Percent
Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets

Verily Life Sciences LLC	12/21/2018	$37,000	$44,823.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200	25,195.06
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781.06
Grail, Inc., Series D, preferred shares	4/17/2020	9,526	11,115.03
Stripe, Inc., Class B	5/6/2021	6,766	6,765.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,112.00

Total private placement securities	$120,386	$113,791.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	47

International Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 94.86%			Value
		Shares	(000)

Financials	AIA Group, Ltd.	27,885,576	$ 346,581
20.00%	HDFC Bank, Ltd.	9,334,386	188,107
	HDFC Bank, Ltd. (ADR)	277,000	20,254
	Banco Santander, SA	52,040,526	198,666
	Kotak Mahindra Bank, Ltd.1	8,191,348	187,989
	ABN AMRO Bank NV1	14,394,921	173,965
	Deutsche Bank AG1	11,620,682	151,379
	BNP Paribas SA	1,964,000	123,124
	Barclays PLC	46,610,000	110,331
	Sberbank of Russia PJSC (ADR)	4,253,000	70,621
	XP, Inc., Class A1	1,291,559	56,247
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
	Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
	Aegon NV2	12,263,736	50,881
	Axis Bank, Ltd.1	3,890,055	39,162
	Bajaj Finserv, Ltd.1	210,962	34,368
	Futu Holdings, Ltd. (ADR)1	165,300	29,604
	B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
	KBC Groep NV	277,700	21,173
	FinecoBank SpA1	1,211,135	21,111
	Bajaj Finance, Ltd.1	244,400	19,780
	ING Groep NV	1,486,000	19,629
	Lufax Holding, Ltd. (ADR)1,2	1,655,427	18,706
	PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
	IndusInd Bank, Ltd.1	941,500	12,874
	Allfunds Group PLC1	718,245	12,501
			2,009,077

Health care	Daiichi Sankyo Company, Ltd.	10,688,500	230,376
12.53%	WuXi Biologics (Cayman), Inc.1	11,584,200	212,309
	Olympus Corp.	5,290,400	105,146
	Fresenius SE & Co. KGaA	1,675,154	87,388
	Grifols, SA, Class A, non-registered shares2	2,691,000	72,879
	Grifols, SA, Class B (ADR)	793,690	13,770
	Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
	M3, Inc.	921,200	67,273
	WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
	WuXi AppTec Co., Ltd., Class H	312,000	7,285
	Hikma Pharmaceuticals PLC	1,772,394	59,970
	Teva Pharmaceutical Industries, Ltd. (ADR)1	5,673,498	56,168
	Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
	Notre Dame Intermédica Participações SA	2,760,862	47,143
	Alcon, Inc.	439,639	30,781
	CanSino Biologics, Inc., Class H1	440,000	23,382
	Merck KGaA	110,400	21,168
	Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
	HOYA Corp.	95,000	12,596
	Ambu AS, Class B, non-registered shares	205,254	7,891
	NMC Health PLC1,3,4	449,500	6
			1,259,203

Industrials	Airbus SE, non-registered shares1	2,709,349	348,376
12.46%	Recruit Holdings Co., Ltd.	3,271,109	161,060
	Melrose Industries PLC	45,834,933	98,339
	NIBE Industrier AB, Class B	9,301,304	97,838
	Safran SA	701,300	97,227
	Ryanair Holdings PLC (ADR)1	787,400	85,204
	Ryanair Holdings PLC1	348,056	6,587
	International Consolidated Airlines Group SA (CDI)1	22,925,000	55,249
	MTU Aero Engines AG	182,000	45,082

48American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	International Container Terminal Services, Inc.	12,890,350	$ 43,228
(continued)	ASSA ABLOY AB, Class B	1,432,047	43,138
	Brenntag SE	227,391	21,144
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
	SMC Corp.	34,700	20,505
	Nihon M&A Center, Inc.	657,010	17,038
	Rumo SA1	4,301,900	16,563
	CCR SA, ordinary nominative shares	5,580,000	15,089
	Bureau Veritas SA1	386,000	12,211
	Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
	LIXIL Corp.	441,700	11,423
	Diploma PLC	253,700	10,191
	Ashtead Group PLC	121,000	8,978
	Alliance Global Group, Inc.	20,000,000	4,163

			1,251,508

Consumer	MercadoLibre, Inc.1	180,203	280,718
discretionary	Delivery Hero SE1	986,587	130,321
11.84%	Prosus NV	999,450	97,735
	Meituan, Class B1	2,368,100	97,722
	Sony Group Corp.	864,500	84,158
	Just Eat Takeaway (GBP denominated)1	452,560	41,894
	Just Eat Takeaway (EUR denominated)1	277,964	25,665
	LVMH Moët Hennessy-Louis Vuitton SE	67,873	53,222
	B2W - Cia. Digital, ordinary nominative shares1	3,734,000	49,744
	Evolution AB	305,145	48,221
	Kering SA	47,338	41,369
	Maruti Suzuki India, Ltd.	392,000	39,637
	Galaxy Entertainment Group, Ltd.1	4,108,000	32,883
	Naspers, Ltd., Class N	147,000	30,864
	Flutter Entertainment PLC (CDI)1	158,674	28,852
	Ferrari NV (EUR denominated)	111,135	22,929
	EssilorLuxottica	84,200	15,539
	H & M Hennes & Mauritz AB, Class B1	606,225	14,380
	adidas AG	37,538	13,972
	Melco Resorts & Entertainment, Ltd. (ADR)1	817,781	13,551
	Bandai Namco Holdings, Inc.	146,442	10,160
	Pan Pacific International Holdings Corp.	417,200	8,660
	Astra International Tbk PT	19,726,000	6,720

			1,188,916

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
technology	ASML Holding NV	166,945	114,695
10.48%	PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
	StoneCo, Ltd., Class A1	1,340,200	89,874
	Nomura Research Institute, Ltd.	2,361,700	78,124
	Nice, Ltd. (ADR)	302,700	74,906
	Atlassian Corp. PLC, Class A1	267,500	68,710
	Delta Electronics, Inc.	6,220,409	67,646
	Samsung Electronics Co., Ltd.	631,500	45,253
	Fujitsu Ltd.	222,500	41,658
	Keyence Corp.	77,200	38,963
	NXP Semiconductors NV	173,200	35,631
	Infineon Technologies AG	728,000	29,194
	Avast PLC	4,289,000	29,060
	Silergy Corp.	176,000	23,940
	Suse SA1,2	593,940	23,276
	Hexagon AB, Class B	1,272,600	18,855
	OBIC Co., Ltd.	87,900	16,386
American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Afterpay, Ltd.1	120,994	$ 10,723
technology	ASM International NV	31,648	10,395
(continued)	Xero, Ltd.1	95,031	9,771
			1,052,541

Materials	Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
7.74%	Vale SA, ordinary nominative shares	770,681	17,548
	First Quantum Minerals, Ltd.	6,680,300	153,966
	Linde PLC (EUR denominated)	207,300	59,817
	Shin-Etsu Chemical Co., Ltd.	184,400	30,840
	BASF SE	325,193	25,619
	Akzo Nobel NV	112,728	13,928
	Koninklijke DSM NV	58,300	10,881
	Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
	Ivanhoe Mines Ltd., Class A1	352,000	2,541
			778,053

Energy	Reliance Industries, Ltd.	12,705,735	360,788
7.33%	Reliance Industries, Ltd., interim shares	196,599	3,933
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
	Neste Oyj	1,576,125	96,510
	TotalEnergies SE	1,147,298	51,906
	Cenovus Energy ,Inc.	4,993,100	47,772
	Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
	Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
	Royal Dutch Shell PLC, Class B	128,207	2,481

			736,123

Communication	Bilibili, Inc., Class Z (ADR)1	810,306	98,728
services	Bilibili, Inc., Class Z1	208,200	25,635
6.69%	Tencent Holdings, Ltd.	1,647,609	123,927
	Sea, Ltd., Class A (ADR)1	348,800	95,780
	Square Enix Holdings Co., Ltd.	1,385,200	68,702
	SoftBank Corp.	4,438,300	58,068
	SoftBank Group Corp.	690,548	48,328
	Bharti Airtel, Ltd.	6,504,615	46,000
	Kuaishou Technology, Class B1,3,5	1,378,100	31,810
	Kuaishou Technology, Class B1	130,900	3,284
	Yandex NV, Class A1	275,200	19,470
	Playtika Holding Corp.1	687,500	16,390
	Scout24 AG1	154,000	12,987
	Vivendi SA2	343,933	11,553
	América Móvil, SAB de CV, Series L (ADR)	409,657	6,145
	América Móvil, SAB de CV, Series L	2,139,900	1,610
	Z Holdings Corp.	766,200	3,840

			672,257

Consumer staples	Danone SA	813,500	57,269
2.90%	Kweichow Moutai Co., Ltd., Class A	141,840	45,148
	Treasury Wine Estates, Ltd.	4,942,835	43,296
	Heineken NV	201,973	24,476
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
	Swedish Match AB	2,705,450	23,071
	Shiseido Company, Ltd.	268,200	19,726
	Pernod Ricard SA	87,577	19,440

50American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	CP ALL PCL, foreign registered shares	9,053,300	$16,954
(continued)	Chocoladefabriken Lindt & Sprüngli AG	102	10,682
	Dabur India, Ltd.	980,000	7,499

			291,612

Utilities	ENN Energy Holdings, Ltd.	11,219,800	213,578
2.72%	China Gas Holdings, Ltd.	19,477,800	59,455

			273,033

Real estate	Ayala Land, Inc.	23,109,600	17,067
0.17%
	Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
1.18%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380

			118,219

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108
0.53%

Consumer	Volkswagen AG, nonvoting preferred shares	49,526	12,403
discretionary
	Total preferred securities (cost: $154,504,000)		183,730
0.12%

Rights & warrants 0.26%

Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 20221,3,5	1,075,200	26,057
0.26%
	Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%

Money market investments 2.45%

	Capital Group Central Cash Fund 0.04%6,7	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%6,8	9,073,099	9,073
	Capital Group Central Cash Fund 0.04%6,7,8	73,347	7,335
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%6,8	48,175	48
			16,456

	Total short-term securities (cost: $262,071,000)		262,095

	Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
	Other assets less liabilities 0.44%		44,090

	Net assets 100.00%		$10,045,362

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%6	$523,844	$2,062,229	$2,340,380	$(14)	$(40)	$245,639	$191
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%6,8	—	7,3359				7,335	—10
Total short-term securities						252,974

Total 2.52%				$(14)	$(40)	$252,974	$191

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented

.58% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.

6Rate represents the seven-day yield at 6/30/2021.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 91.07%			Value
		Shares	(000)

Information	Microsoft Corp.	420,593	$113,939
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
19.77%	PayPal Holdings, Inc.1	283,183	82,542
	PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
	Silergy Corp.	407,000	55,362
	Adobe, Inc.1	79,315	46,450
	ASML Holding NV	59,957	41,192
	Broadcom, Inc.	79,217	37,774
	StoneCo, Ltd., Class A1	494,347	33,151
	Keyence Corp.	64,800	32,705
	Cree, Inc.1	296,765	29,062
	Mastercard, Inc., Class A	75,781	27,667
	EPAM Systems, Inc.1	53,051	27,107
	Apple, Inc.	143,063	19,594
	Micron Technology, Inc.1	199,960	16,993
	Samsung Electronics Co., Ltd.	230,894	16,546
	Network International Holdings PLC1	2,750,461	13,914
	Accenture PLC, Class A	41,622	12,270
	Visa, Inc., Class A	45,465	10,631
	Kingdee International Software Group Co., Ltd.1	2,646,000	8,980
	Hexagon AB, Class B	559,454	8,289
	TELUS International (Cda), Inc., subordinate voting shares1	250,470	7,792
	Nice, Ltd. (ADR)	27,289	6,753
	Advanced Micro Devices, Inc.1	71,707	6,735
	Tokyo Electron, Ltd.	15,200	6,578
	Edenred SA	111,695	6,364
	Cognizant Technology Solutions Corp., Class A	87,831	6,083
	Nokia Corp.1	1,085,473	5,812
	NetEase, Inc.	244,700	5,544
	Trimble, Inc.1	65,051	5,323
	NXP Semiconductors NV	25,406	5,226
	MediaTek, Inc.	147,000	5,075
	Atlassian Corp. PLC, Class A1	18,809	4,831
	Logitech International SA	35,956	4,356
	Halma PLC	115,640	4,306
	Marvell Technology, Inc.	70,257	4,098
	GDS Holdings, Ltd., Class A1	398,400	3,946
	Globant SA1	16,962	3,718
	Autodesk, Inc.1	11,824	3,451
	ON Semiconductor Corp.1	77,914	2,982
	Aspen Technology, Inc.1	19,914	2,739
	Yeahka Ltd.1	398,400	2,506
	Chindata Group Holdings, Ltd., Class A (ADR)1	164,996	2,490
	OneConnect Financial Technology Co., Ltd. (ADR)1	187,563	2,254
	FleetCor Technologies, Inc.1	8,136	2,083
	VeriSign, Inc.1	8,923	2,032
	KLA Corp.	5,708	1,851
	Hamamatsu Photonics KK	29,000	1,749
	Intel Corp.	30,635	1,720
	Linklogis, Inc., Class B1	725,500	1,630
	SAP SE	11,071	1,560
	Elastic NV, non-registered shares1	10,295	1,501
	CMC Materials, Inc.	8,338	1,257
	Applied Materials, Inc.	8,266	1,177
	Infineon Technologies AG	28,823	1,156
	Amadeus IT Group SA, Class A, non-registered shares1	14,929	1,050
	Coforge, Ltd.	18,289	1,023
	Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
	Fabrinet, non-registered shares1	4,700	450
			914,706

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Zai Lab, Ltd. (ADR)1	373,043	$ 66,025
12.77%	Thermo Fisher Scientific, Inc.	93,089	46,961
	WuXi Biologics (Cayman), Inc.1	2,148,600	39,378
	Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
	WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
	WuXi AppTec Co., Ltd., Class H	525,200	12,264
	CanSino Biologics, Inc., Class H1	611,518	32,496
	Abbott Laboratories	240,086	27,833
	Notre Dame Intermédica Participações SA	1,412,658	24,122
	Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
	Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
	BeiGene, Ltd. (ADR)1	49,272	16,910
	BeiGene, Ltd.1	49,700	1,352
	AstraZeneca PLC	145,296	17,452
	PerkinElmer, Inc.	106,856	16,500
	Danaher Corp.	53,915	14,469
	BioMarin Pharmaceutical, Inc.1	167,372	13,966
	CSL, Ltd.	55,815	11,938
	Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
	Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
	Koninklijke Philips NV	180,711	8,955
	Medtronic PLC	71,506	8,876
	Olympus Corp.	431,100	8,568
	Shionogi & Co., Ltd.	159,500	8,314
	Novo Nordisk A/S, Class B	94,388	7,908
	Straumann Holding AG	4,859	7,746
	Hypera SA, ordinary nominative shares	1,108,918	7,685
	Laurus Labs, Ltd.	816,515	7,565
	Asahi Intecc Co., Ltd.	296,700	7,093
	Hugel, Inc.1	28,025	5,963
	Pfizer, Inc.	141,271	5,532
	Teva Pharmaceutical Industries, Ltd. (ADR)1	550,859	5,454
	Zoetis, Inc., Class A	29,114	5,426
	Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
	Grifols, SA, Class A, non-registered shares	177,368	4,804
	Eli Lilly and Company	18,928	4,344
	Hikma Pharmaceuticals PLC	122,808	4,155
	Hutchmed China Ltd. (HKD denominated)1	352,500	2,738
	Hutchison China MediTech Ltd. (ADR)1	24,790	973
	Alcon, Inc.	52,853	3,700
	Baxter International, Inc.	45,935	3,698
	HOYA Corp.	26,300	3,487
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
	bioMérieux SA	20,845	2,422
	Mettler-Toledo International, Inc.1	1,570	2,175
	OdontoPrev SA, ordinary nominative shares	818,190	2,143
	Rede D’Or Sao Luiz SA	139,666	1,938
	Alibaba Health Information Technology, Ltd.1	810,600	1,798
	Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
	Merck KGaA	6,156	1,180
	Novartis AG	9,955	907
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
	NMC Health PLC1,2,3	49,400	1
			591,043

Consumer	MercadoLibre, Inc.1	54,559	84,991
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	58,279	45,699
12.62%	General Motors Company1	669,943	39,641
	Meituan, Class B1	669,800	27,640
	Hermès International	18,887	27,513
	Li Ning Co., Ltd.	2,230,501	27,234

54American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Evolution AB	132,575	$ 20,950
discretionary	Galaxy Entertainment Group, Ltd.1	2,616,000	20,940
(continued)	Xpeng, Inc., Class A (ADR)1	448,338	19,915
	Pop Mart International Group, Ltd.5	1,895,721	18,800
	EssilorLuxottica	100,652	18,575
	Kering SA	14,165	12,379
	adidas AG	31,261	11,636
	JD Health International, Inc.1	722,450	10,356
	Booking Holdings, Inc.1	4,571	10,002
	China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
	Naspers, Ltd., Class N	43,073	9,044
	Alibaba Group Holding, Ltd.1	210,800	5,973
	Alibaba Group Holding, Ltd. (ADR)1	13,490	3,059
	NIKE, Inc., Class B	56,614	8,746
	Marriott International, Inc., Class A1	63,151	8,621
	Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
	YUM! Brands, Inc.	73,319	8,434
	Cie. Financière Richemont SA, Class A	68,251	8,258
	Delivery Hero SE1	57,692	7,621
	Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
	Wyndham Hotels & Resorts, Inc.	93,354	6,749
	Melco Resorts & Entertainment, Ltd. (ADR)1	388,822	6,443
	Jumbo SA	362,261	6,095
	Huazhu Group, Ltd. (ADR)1	113,439	5,991
	Industria de Diseño Textil, SA	167,427	5,898
	Trip.com Group, Ltd. (ADR)1	164,455	5,832
	JD.com, Inc., Class A1	147,500	5,802
	Midea Group Co., Ltd., Class A	510,211	5,636
	IDP Education, Ltd.	263,377	4,847
	Astra International Tbk PT	13,071,600	4,453
	Samsonite International SA1	2,050,500	4,194
	Wynn Macau, Ltd.1	2,588,400	4,074
	Aptiv PLC1	24,248	3,815
	Lojas Americanas SA, ordinary nominative shares	885,022	3,676
	Airbnb, Inc., Class A1	20,039	3,069
	Domino’s Pizza, Inc.	6,251	2,916
	Maruti Suzuki India, Ltd.	27,343	2,765
	SAIC Motor Corp., Ltd., Class A1	791,400	2,691
	Inchcape PLC	236,248	2,511
	Suzuki Motor Corp.	57,200	2,420
	Shangri-La Asia, Ltd.1	2,212,000	2,165
	Flutter Entertainment PLC (CDI)1	11,607	2,111
	Wynn Resorts, Ltd.1	13,198	1,614
	Entain PLC1	57,643	1,392
	Stellantis NV	67,946	1,333
	Levi Strauss & Co., Class A	39,011	1,081
	Vivo Energy PLC	795,978	1,061
	Jiumaojiu International Holdings, Ltd.	239,000	977
	Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560

			584,089

Financials	Kotak Mahindra Bank, Ltd.1	2,928,184	67,201
11.81%	HDFC Bank, Ltd.	2,839,911	57,230
	HDFC Bank, Ltd. (ADR)	74,181	5,424
	AIA Group, Ltd.	4,698,400	58,395
	Société Générale	1,173,681	34,598
	Sberbank of Russia PJSC (ADR)	1,459,582	24,255
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
	Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
	Capitec Bank Holdings, Ltd.	182,970	21,609
	B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967
American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Bajaj Finance, Ltd.1	252,982	$ 20,475
(continued)	UniCredit SpA	1,573,395	18,563
	Banco Santander, SA	4,561,650	17,414
	ICICI Bank, Ltd. (ADR)1	796,728	13,624
	ICICI Bank, Ltd.1	358,668	3,044
	XP, Inc., Class A1	328,325	14,299
	S&P Global, Inc.	32,531	13,352
	Bajaj Finserv, Ltd.1	79,103	12,887
	TCS Group Holding PLC (GDR)	119,451	10,452
	TCS Group Holding PLC (GDR)6	20,618	1,804
	HDFC Life Insurance Company, Ltd.	1,223,937	11,301
	China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
	Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
	Futu Holdings, Ltd. (ADR)1	46,495	8,327
	Moody’s Corp.	22,106	8,011
	Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
	Discovery Ltd.1	753,689	6,664
	Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
	Lufax Holding, Ltd. (ADR)1,5	490,068	5,538
	Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
	AU Small Finance Bank, Ltd.1	300,953	4,194
	DBS Group Holdings, Ltd.	189,073	4,191
	Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
	Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
	UBS Group AG	218,535	3,344
	Alpha Services and Holdings SA1	2,425,814	3,101
	Chubb, Ltd.	14,630	2,325
	Axis Bank, Ltd.1	209,315	2,107
	China Construction Bank Corp., Class H	1,944,000	1,530
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero
	Santander México, Class B	1,155,373	1,453
	Moscow Exchange MICEX-RTS PJSC	438,203	1,023
	Bank of the Philippine Islands	560,460	1,018
	Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995
			546,496

Communication	Tencent Holdings, Ltd.	1,028,800	77,382
services	Sea, Ltd., Class A (ADR)1	255,605	70,189
9.62%	Alphabet, Inc., Class C1	20,910	52,407
	Alphabet, Inc., Class A1	4,250	10,378
	Facebook, Inc., Class A1	164,340	57,143
	Bilibili, Inc., Class Z (ADR)1	211,464	25,765
	Bilibili, Inc., Class Z1	165,720	20,404
	Netflix, Inc.1	44,087	23,287
	Yandex NV, Class A1	298,519	21,120
	América Móvil, SAB de CV, Series L (ADR)	1,216,260	18,244
	Kuaishou Technology, Class B1,2,6	370,500	8,552
	Kuaishou Technology, Class B1	188,100	4,719
	Vodafone Group PLC	6,523,370	10,949
	Activision Blizzard, Inc.	108,885	10,392
	MTN Group, Ltd.1	990,170	7,158
	NetEase, Inc. (ADR)	55,315	6,375
	Bharti Airtel, Ltd.	852,173	6,026
	Indus Towers, Ltd.	1,812,264	5,819
	JCDecaux SA1	165,485	4,588
	JOYY Inc., Class A (ADR)	24,450	1,613
	Informa PLC1	180,371	1,252
	SoftBank Group Corp.	15,900	1,113

			444,875

56American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Vale SA, ordinary nominative shares (ADR)	2,480,659	$ 56,584
6.80%	Vale SA, ordinary nominative shares	2,323,898	52,913
	First Quantum Minerals, Ltd.	1,402,899	32,334
	Sika AG	68,997	22,558
	Asian Paints, Ltd.	482,025	19,407
	Freeport-McMoRan, Inc.	393,723	14,611
	Shin-Etsu Chemical Co., Ltd.	52,300	8,747
	Rio Tinto PLC	102,377	8,425
	Shree Cement, Ltd.1	22,712	8,404
	Koninklijke DSM NV	37,642	7,025
	Givaudan SA	1,508	7,013
	Barrick Gold Corp.	289,034	5,977
	CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	706,208	5,932
	BHP Group PLC	196,384	5,786
	Linde PLC	18,929	5,472
	LANXESS AG	75,618	5,184
	Alrosa PJSC	2,511,114	4,615
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
	CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
	Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
	AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
	AngloGold Ashanti, Ltd.	70,895	1,318
	SIG Combibloc Group AG	115,777	3,146
	Arkema SA	22,838	2,865
	Impala Platinum Holdings, Ltd.	157,876	2,604
	Huntsman Corp.	97,795	2,594
	Chr. Hansen Holding A/S	26,439	2,386
	Gerdau SA (ADR)	360,285	2,126
	Celanese Corp.	13,955	2,116
	Amcor PLC (CDI)	162,847	1,848
	Umicore SA	29,864	1,824
	Albemarle Corp.	8,600	1,449
	BASF SE	17,068	1,345
	Asahi Kasei Corp.	120,900	1,328
	Anglo American PLC	22,331	887
	Ivanhoe Mines Ltd., Class A1	57,912	418
	Yunnan Energy New Material Co., Ltd., Class A	11,400	413
	Navin Fluorine International, Ltd.	5,332	269

			314,689

Industrials	Airbus SE, non-registered shares1	319,205	41,044
5.93%	Safran SA	153,091	21,224
	CCR SA, ordinary nominative shares	6,819,064	18,440
	IMCD NV	104,759	16,658
	DSV Panalpina A/S	66,744	15,565
	Wizz Air Holdings PLC1	236,177	15,254
	International Container Terminal Services, Inc.	4,079,710	13,681
	InPost SA1	613,724	12,318
	Nidec Corp.	105,300	12,203
	Copa Holdings, SA, Class A1	127,975	9,640
	Rumo SA1	2,492,542	9,597
	Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
	Ryanair Holdings PLC (ADR)1	74,848	8,099
	TransDigm Group, Inc.1	11,513	7,452
	SMC Corp.	12,100	7,150
	Centre Testing International Group Co., Ltd.	1,069,696	5,278
	Spirax-Sarco Engineering PLC	27,717	5,220
	Boeing Company1	20,316	4,867
	ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
	Fortive Corp.	62,884	4,386
	Epiroc AB, Class B	173,396	3,403
American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Interpump Group SpA	57,089	$ 3,381
(continued)	Daikin Industries, Ltd.	17,000	3,166
	Hitachi, Ltd.	52,900	3,029
	Fluidra, SA, non-registered shares1	74,421	2,952
	ABB, Ltd.	79,505	2,697
	Carrier Global Corp.	54,243	2,636
	Havells India, Ltd.	177,904	2,346
	Air Lease Corp., Class A	43,452	1,814
	Atlas Copco AB, Class B	34,211	1,799
	Komatsu, Ltd.	63,800	1,585
	Experian PLC	34,307	1,322
	Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
	Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
	China Merchants Port Holdings Co., Ltd.	44,000	64

			274,374

Consumer staples	Kweichow Moutai Co., Ltd., Class A	209,807	66,782
5.08%	Nestlé SA	115,164	14,341
	Bunge, Ltd.	163,719	12,795
	Anheuser-Busch InBev SA/NV	170,197	12,272
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
	Carlsberg A/S, Class B	53,713	10,012
	Pernod Ricard SA	44,752	9,934
	Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
	British American Tobacco PLC	177,641	6,880
	Avenue Supermarts, Ltd.1	137,253	6,175
	Reckitt Benckiser Group PLC	62,718	5,550
	Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
	ITC, Ltd.	1,887,463	5,147
	Heineken NV	40,609	4,921
	Constellation Brands, Inc., Class A	19,550	4,573
	United Spirits, Ltd.1	511,633	4,554
	Unilever PLC (EUR denominated)	72,965	4,271
	Shiseido Company, Ltd.	55,200	4,060
	Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
	Monde Nissin Corp.1	8,760,500	2,965
	China Feihe, Ltd.	1,342,000	2,897
	Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
	L’Oréal SA, non-registered shares	6,217	2,770
	Mondelez International, Inc.	39,158	2,445
	Philip Morris International, Inc.	23,692	2,348
	X5 Retail Group NV (GDR)1	65,840	2,305
	Herbalife Nutrition, Ltd.1	41,972	2,213
	Nongfu Spring Co., Ltd., Class H	434,805	2,181
	Fomento Económico Mexicano, SAB de CV	252,300	2,128
	Dabur India, Ltd.	240,307	1,839
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
	Danone SA	23,668	1,666
	Kimberly-Clark Corp.	10,828	1,449
	Yihai International Holding, Ltd.5	190,000	1,276
	Uni-Charm Corp.	20,600	829
	Diageo PLC	11,617	556
	Arca Continental, SAB de CV1	5,600	32
			234,831

Energy	Reliance Industries, Ltd.	2,721,572	77,281
3.10%	Reliance Industries, Ltd., interim shares	151,056	3,022
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
	Gazprom PJSC (ADR)	1,153,377	8,791

58American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	New Fortress Energy, Inc., Class A	145,420	$5,508
(continued)	Rosneft Oil Company PJSC (GDR)	675,946	5,232
	Chevron Corp.	36,633	3,837
	Royal Dutch Shell PLC, Class B	165,815	3,209
	Schlumberger, Ltd.	88,995	2,849
	TotalEnergies SE	60,026	2,716
	Thungela Resources Ltd.1	2,233	6
			143,355

Real estate	Shimao Services Holdings, Ltd.	5,650,187	19,539
1.94%	American Tower Corp. REIT	46,781	12,637
	ESR Cayman, Ltd.1	2,929,000	9,884
	BR Malls Participacoes SA, ordinary nominative shares1	4,247,895	8,660
	Longfor Group Holdings, Ltd.	1,391,500	7,796
	CK Asset Holdings, Ltd.	913,000	6,303
	China Resources Land, Ltd.	1,444,000	5,849
	Sunac Services Holdings, Ltd.	1,311,496	4,873
	KE Holdings, Inc., Class A (ADR)1	89,095	4,248
	CTP NV1	207,680	4,186
	Shimao Group Holdings, Ltd.	1,228,500	3,013
	Ayala Land, Inc.	3,874,200	2,861

			89,849

Utilities	ENN Energy Holdings, Ltd.	1,561,800	29,730
1.63%	China Gas Holdings Ltd.	4,740,600	14,470
	AES Corp.	520,975	13,582
	Engie SA	568,071	7,783
	China Resources Gas Group, Ltd.	1,016,000	6,098
	Enel SpA	387,890	3,602

			75,265

	Total common stocks (cost: $2,427,146,000)		4,213,572
Preferred securities 1.17%

Industrials	Azul SA, preferred nominative shares (ADR)1	344,485	9,094
0.30%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares1,5	849,684	3,922
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)1	72,525	669
			13,685

Materials	Gerdau SA, preferred nominative shares	2,129,085	12,675
0.28%

Consumer	Volkswagen AG, nonvoting preferred shares
discretionary	Getir BV, Series H, preferred shares1,2,3,4
0.26%
34,304	8,591
7,768	3,500

12,091

Information	Nu Holdings, Ltd., Series G, noncumulative preferred shares1,2,3,4	112,623	4,504
technology	Nu Holdings, Ltd., Series A, noncumulative preferred shares1,2,3,4	19,235	769
0.13%	Nu Holdings, Ltd., Series Seed, noncumulative preferred shares1,2,3,4	15,954	638
	Nu Holdings, Ltd., Series B, noncumulative preferred shares1,2,3,4	1,101	44
	Nu Holdings, Ltd., Series D, noncumulative preferred shares1,2,3,4	585	23
			5,978

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Real estate	QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares1,2,3,4	32,657	$ 5,258
0.11%	Ayala Land, Inc., preferred shares1,2,3	15,000,000	—7
			5,258

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	179,977	3,158
0.07%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	182,615	1,081
0.02%
	Total preferred securities (cost: $35,099,000)		53,926

Rights & warrants 0.19%

Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20221,2,6	437,008	8,721
0.19%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20231
discretionary	Total rights & warrants (cost: $2,776,000)
0.00%

Bonds, notes & other debt instruments 2.56%

144,35497

8,818

Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 2.23%

Abu Dhabi (Emirate of) 2.50% 20296	$1,415	1,481
Abu Dhabi (Emirate of) 1.70% 20316	455	440
Angola (Republic of) 8.25% 2028	200	209
Angola (Republic of) 8.00% 20296	2,800	2,880
Angola (Republic of) 8.00% 2029	200	206
Argentine Republic 1.00% 2029	384	147
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)8	757	273
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)8	4,190	1,337
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)8	1,318	500
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)8	5,900	2,115
Armenia (Republic of) 7.15% 2025	490	558
Bahrain (Kingdom of) 6.75% 20296	500	550
Belarus (Republic of) 6.875% 2023	1,775	1,768
Belarus (Republic of) 5.875% 2026	230	213
Belarus (Republic of) 7.625% 2027	335	328
Colombia (Republic of) 4.50% 2026	830	908
Colombia (Republic of) 3.25% 2032	900	884
Colombia (Republic of) 7.375% 2037	600	791
Colombia (Republic of) 4.125% 2051	350	333
Costa Rica (Republic of) 4.375% 2025	234	243
Costa Rica (Republic of) 6.125% 20316	1,250	1,329
Costa Rica (Republic of) 6.125% 2031	593	631
Cote d’Ivoire (Republic of) 4.875% 2032	€150	178
Dominican Republic 9.75% 2026	DOP18,150	360
Dominican Republic 8.625% 20276	$575	706
Dominican Republic 11.375% 2029	DOP12,800	272
Dominican Republic 4.50% 20306	$180	184
Dominican Republic 5.30% 20416	303	303
Dominican Republic 7.45% 20446	1,125	1,359
Dominican Republic 7.45% 2044	1,100	1,329
Dominican Republic 6.85% 2045	100	113
Dominican Republic 5.875% 20606	280	280
Egypt (Arab Republic of) 5.75% 20246	450	480
Egypt (Arab Republic of) 5.625% 2030	€260	311

60American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Egypt (Arab Republic of) 5.875% 20316	$365	$ 356
Egypt (Arab Republic of) 7.625% 20326	1,140	1,213
Egypt (Arab Republic of) 8.50% 2047	1,200	1,254
Egypt (Arab Republic of) 8.15% 20596	900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,326
Export-Import Bank of India 3.25% 2030	1,180	1,201
Gabonese Republic 6.375% 2024	2,160	2,307
Georgia (Republic of) 2.75% 20266	375	383
Ghana (Republic of) 7.875% 2027	200	212
Ghana (Republic of) 7.75% 20296	1,125	1,153
Ghana (Republic of) 8.125% 2032	1,880	1,911
Guatemala (Republic of) 4.375% 2027	400	437
Honduras (Republic of) 6.25% 2027	1,600	1,754
Indonesia (Republic of) 6.625% 2037	700	968
Indonesia (Republic of) 5.25% 2042	840	1,049
Iraq (Republic of) 6.752% 2023	960	985
Jordan (Hashemite Kingdom of) 4.95% 20256	600	625
Jordan (Hashemite Kingdom of) 5.75% 20276	1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027	200	215
Kazakhstan (Republic of) 6.50% 20456	800	1,172
Kenya (Republic of) 7.25% 2028	400	443
Kenya (Republic of) 8.25% 20486	2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	301
Oman (Sultanate of) 4.875% 20256	$202	212
Oman (Sultanate of) 6.25% 20316	890	958
Pakistan (Islamic Republic of) 8.25% 20256	410	455
Pakistan (Islamic Republic of) 6.00% 20266	380	386
Pakistan (Islamic Republic of) 6.875% 20276	1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036	400	412
Panama (Republic of) 3.75% 20266	1,380	1,492
Panama (Republic of) 4.50% 2047	1,155	1,317
Panama (Republic of) 4.50% 2050	400	455
Panama (Republic of) 4.30% 2053	400	445
Paraguay (Republic of) 5.00% 20266	500	571
Paraguay (Republic of) 4.70% 20276	800	911
Paraguay (Republic of) 4.70% 2027	500	569
Paraguay (Republic of) 4.95% 2031	320	368
Peru (Republic of) 6.55% 2037	1,070	1,477
Peru (Republic of) 2.78% 2060	565	505
PETRONAS Capital, Ltd. 4.55% 20506	400	495
Philippines (Republic of) 1.648% 2031	780	754
Philippines (Republic of) 6.375% 2034	820	1,159
Philippines (Republic of) 3.95% 2040	900	1,002
Philippines (Republic of) 2.95% 2045	990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	260
Qatar (State of) 4.50% 20286	3,000	3,546
Qatar (State of) 4.50% 2028	800	946
Romania 2.00% 2032	€1,375	1,652
Romania 2.00% 2033	530	625
Romania 5.125% 20486	$720	884
Russian Federation 4.375% 20296	800	903
Russian Federation 5.10% 2035	1,200	1,430
Russian Federation 5.25% 2047	1,000	1,259
Senegal (Republic of) 4.75% 2028	€1,100	1,364
Serbia (Republic of) 3.125% 2027	850	1,123
South Africa (Republic of) 5.875% 2030	$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	816
American Funds Insurance Series	61
New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	$800	$506
	Sri Lanka (Democratic Socialist Republic of) 7.55% 20306	500	316
	Tunisia (Republic of) 6.75% 2023	€310	357
	Tunisia (Republic of) 6.75% 2023	215	247
	Tunisia (Republic of) 5.625% 2024	710	787
	Tunisia (Republic of) 5.75% 2025	$875	819
	Turkey (Republic of) 6.375% 2025	475	498
	Turkey (Republic of) 11.875% 2030	600	831
	Turkey (Republic of) 5.875% 2031	1,170	1,140
	Turkey (Republic of) 4.875% 2043	1,295	1,035
	Turkey (Republic of) 5.75% 2047	2,205	1,890
	Ukraine 7.75% 2027	2,328	2,568
	Ukraine 9.75% 2028	700	836
	Ukraine 7.375% 2032	2,180	2,298
	United Mexican States 3.90% 2025	320	356
	United Mexican States 4.50% 2029	1,070	1,211
	United Mexican States 4.75% 2032	870	998
	United Mexican States 4.75% 2044	1,090	1,208
	United Mexican States 3.75% 2071	400	366
	United Mexican States, Series M, 7.50% 2027	MXN19,000	994
	Venezuela (Bolivarian Republic of) 7.00% 20189	$64	6
	Venezuela (Bolivarian Republic of) 7.75% 20199	1,149	124
	Venezuela (Bolivarian Republic of) 6.00% 20209	950	94
	Venezuela (Bolivarian Republic of) 12.75% 20229	85	9
	Venezuela (Bolivarian Republic of) 9.00% 20239	1,383	141
	Venezuela (Bolivarian Republic of) 8.25% 20249	299	32
	Venezuela (Bolivarian Republic of) 7.65% 20259	129	13
	Venezuela (Bolivarian Republic of) 11.75% 20269	64	7
	Venezuela (Bolivarian Republic of) 9.25% 20279	170	18
	Venezuela (Bolivarian Republic of) 9.25% 20289	319	33
	Venezuela (Bolivarian Republic of) 11.95% 20319	106	11
	Venezuela (Bolivarian Republic of) 7.00% 20389	107	11
			103,403
Corporate bonds, notes & loans 0.33%

Energy	Oleoducto Central SA 4.00% 20276	255	263
0.10%	Petrobras Global Finance Co. 5.60% 2031	575	645
	Petrobras Global Finance Co. 6.75% 2050	110	129
	Petrobras Global Finance Co. 6.85% 2115	314	359
	Petróleos Mexicanos 6.875% 20256	624	692
	Petróleos Mexicanos 6.875% 2026	755	826
	Petróleos Mexicanos 7.47% 2026	MXN2,800	126
	Petróleos Mexicanos 6.49% 2027	$910	962
	PTT Exploration and Production PCL 2.587% 20276	320	332
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 20516	370	359
			4,693

Financials	Bangkok Bank PCL 3.733% 2034
0.06%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)8	1,140	1,185
	Power Financial Corp., Ltd. 5.25% 2028	425	478
	Power Financial Corp., Ltd. 6.15% 2028	432	512
	Power Financial Corp., Ltd. 4.50% 2029	273	293
	Power Financial Corp., Ltd. 3.35% 2031	310	304

			2,772

62American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	AES Panama Generation Holdings SRL 4.375% 20306	$280	$293
0.04%	Empresas Publicas de Medellin ESP 4.25% 20296	412	409
	Empresas Publicas de Medellin ESP 4.375% 20316	360	356
	State Grid Overseas Investment, Ltd. 3.50% 20276	330	364
	State Grid Overseas Investment, Ltd. 4.25% 2028	200	230

			1,652

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
services	PLDT, Inc. 2.50% 2031	210	208
0.04%	Tencent Holdings, Ltd. 3.975% 2029	400	447
	Tencent Holdings, Ltd. 3.24% 20506	580	569
			1,567

Consumer	Alibaba Group Holding, Ltd. 2.125% 2031	463	456
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	610	601
0.03%	MercadoLibre, Inc. 3.125% 2031	200	197
	Sands China, Ltd. 4.375% 2030	220	239

			1,493

Materials	Braskem Idesa SAPI 7.45% 2029	775	824
0.03%	Braskem Idesa SAPI 7.45% 20296	300	319
	GC Treasury Center Co., Ltd. 2.98% 20316	200	205
			1,348

Industrials	Empresa de Transporte de Pasajeros Metro SA 4.70% 20506	270	305
0.02%	Mexico City Airport Trust 4.25% 2026	675	735

			1,040

Consumer staples	MARB BondCo PLC 3.95% 20316	600	579
0.01%
	Total corporate bonds, notes & loans		15,144

	Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547
Short-term securities 5.15%		Shares

Money market investments 5.09%

	Capital Group Central Cash Fund 0.04%10,11	2,354,521	235,452
Money market investments purchased with collateral from securities on loan 0.06%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%10,12	1,576,823	1,577
	Capital Group Central Cash Fund 0.04%10,11,12	12,747	1,275
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%10,12	8,373	8
			2,860

	Total short-term securities (cost: $238,326,000)		238,312

	Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
	Other assets less liabilities (0.14)%		(6,499)

	Net assets 100.00%		$4,626,676

American Funds Insurance Series	63

New World Fund (continued)

Futures contracts

								Unrealized
								(depreciation)
					Notional		Value at	appreciation
			Number of		amount13		6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration		(000)	(000)		(000)

10 Year Ultra U.S. Treasury Note Futures		Short	83	September 2021		$(8,300)	$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures		Long	37	September 2021		3,700	7,130		147

									$ (10)
Forward currency contracts

Contract amount								Unrealized
								appreciation

Purchases	Sales				Settlement			at 6/30/2021
(000)	(000)		Counterparty			date			(000)

USD3,426	EUR2,830		Citibank		7/16/2021				$69
Investments in affiliates11
			Value of			Net	Net	Value of
			affiliates at			realized	unrealized	affiliates at	Dividend
			1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%10			$224,497	$400,715	$389,733	$(5)	$(22)	$235,452	$115
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%10,12			—	1,27515				1,275	—16
Total short-term securities								236,727

Total 5.12%						$(5)	$(22)	$236,727	$115

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented

.70% of the net assets of the fund.

3Value determined using significant unobservable inputs.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

5All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.

7Amount less than one thousand.

8Step bond; coupon rate may change at a later date.

9Scheduled interest and/or principal payment was not received. 10Rate represents the seven-day yield at 6/30/2021.

11Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

12Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

13Notional amount is calculated based on the number of contracts and notional contract size.

14Value is calculated based on the notional amount and current market price.

15Represents net activity. Refer to Note 5 for more information on securities lending.

16Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

64American Funds Insurance Series

New World Fund (continued)

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$3,831	$4,504.10%
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654		769.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543		638.01
Nu Holdings, Ltd., Class A	1/27/2021	422		496.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37		44.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20		23.00
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258		5,258.11
Getir BV, Series H, preferred shares	5/27/2021	3,500		3,500.08

Total private placement securities		$14,265	$15,232.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021			unaudited
Common stocks 96.47%			Value
		Shares	(000)

Information	Microsoft Corp.	2,106,009	$ 570,518
technology	Broadcom, Inc.	1,058,559	504,764
18.02%	Intel Corp.	2,929,736	164,475
	ASML Holding NV (New York registered) (ADR)	150,741	104,138
	Visa, Inc., Class A	343,359	80,284
	Apple, Inc.	572,719	78,440
	Fidelity National Information Services, Inc.	430,405	60,975
	Automatic Data Processing, Inc.	194,807	38,693
	Applied Materials, Inc.	250,964	35,737
	Mastercard, Inc., Class A	86,557	31,601
	KLA Corp.	94,273	30,564
	TE Connectivity, Ltd.	212,561	28,740
	NetApp, Inc.	296,805	24,285
	Paychex, Inc.	212,443	22,795
	Texas Instruments, Inc.	71,883	13,823
	Motorola Solutions, Inc.	59,914	12,992
	SAP SE (ADR)	77,408	10,873
	EPAM Systems, Inc.1	12,712	6,495
	Jack Henry & Associates, Inc.	24,063	3,935
	Analog Devices, Inc.	21,755	3,745
	Micron Technology, Inc.1	2,103	179
			1,828,051

Financials	BlackRock, Inc.	280,039	245,026
16.72%	JPMorgan Chase & Co.	1,306,812	203,262
	CME Group, Inc., Class A	806,892	171,610
	PNC Financial Services Group, Inc.	720,704	137,482
	Bank of America Corp.	2,381,587	98,193
	Capital One Financial Corp.	533,487	82,525
	Discover Financial Services	691,594	81,809
	Intercontinental Exchange, Inc.	633,491	75,195
	Marsh & McLennan Companies, Inc.	461,667	64,947
	Citigroup, Inc.	898,745	63,586
	Travelers Companies, Inc.	361,014	54,047
	Nasdaq, Inc.	300,423	52,814
	S&P Global, Inc.	127,999	52,537
	Truist Financial Corp.	912,671	50,653
	Toronto-Dominion Bank	710,883	49,797
	Bank of Nova Scotia	672,679	43,771
	Carlyle Group, Inc.	599,419	27,861
	Moody’s Corp.	73,483	26,628
	KeyCorp	1,118,961	23,107
	KKR & Co., Inc.	347,353	20,577
	Regions Financial Corp.	974,958	19,675
	Citizens Financial Group, Inc.	382,827	17,560
	Brookfield Asset Management, Inc., Class A	258,883	13,198
	Fifth Third Bancorp	289,822	11,080
	Everest Re Group, Ltd.	39,368	9,921
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93
			1,696,954

Health care	UnitedHealth Group, Inc.	853,907	341,938
16.12%	CVS Health Corp.	2,219,520	185,197
	Johnson & Johnson	999,155	164,601
	Pfizer, Inc.	4,126,310	161,586
	Humana Inc.	272,364	120,581
	Gilead Sciences, Inc.	1,434,225	98,761
	AstraZeneca PLC (ADR)2	1,432,090	85,782
	Abbott Laboratories	643,053	74,549

66American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Health care	Cigna Corp.	271,716	$ 64,416
(continued)	Eli Lilly and Company	248,426	57,019
	Danaher Corp.	211,449	56,744
	Anthem, Inc.	148,502	56,698
	Thermo Fisher Scientific, Inc.	58,001	29,260
	Baxter International, Inc.	350,367	28,205
	GlaxoSmithKline PLC (ADR)	661,074	26,324
	Merck & Co., Inc.	206,593	16,067
	Zoetis, Inc., Class A	64,934	12,101
	Novo Nordisk A/S, Class B (ADR)	141,459	11,850
	Medtronic PLC	88,527	10,989
	Edwards Lifesciences Corp.1	87,569	9,069
	Zimmer Biomet Holdings, Inc.	56,341	9,061
	Roche Holding AG (ADR)	181,439	8,526
	Viatris, Inc.	269,185	3,847
	Novartis AG (ADR)	29,792	2,718
	Organon & Co.1	11,153	337
			1,636,226

Industrials	Northrop Grumman Corp.	385,717	140,181
10.79%	Honeywell International, Inc.	598,303	131,238
	CSX Corp.	3,521,404	112,967
	Lockheed Martin Corp.	270,961	102,518
	Union Pacific Corp.	415,039	91,280
	Caterpillar, Inc.	340,203	74,038
	Norfolk Southern Corp.	243,333	64,583
	PACCAR, Inc.	678,643	60,569
	L3Harris Technologies, Inc.	233,927	50,563
	Raytheon Technologies Corp.	460,692	39,302
	ABB, Ltd. (ADR)	867,885	29,499
	Equifax, Inc.	114,445	27,411
	Waste Connections, Inc.	227,476	27,167
	Parker-Hannifin Corp.	85,730	26,329
	Emerson Electric Co.	222,632	21,426
	Republic Services, Inc.	188,596	20,747
	RELX PLC (ADR)	570,375	15,212
	HEICO Corp.	72,274	10,076
	Johnson Controls International PLC	137,777	9,456
	Cummins, Inc.	32,761	7,987
	United Parcel Service, Inc., Class B	38,200	7,944
	Rockwell Automation	26,600	7,608
	Air Lease Corp., Class A	170,858	7,132
	FedEx Corp.	22,467	6,703
	Nidec Corp. (ADR)	115,542	3,339

			1,095,275

Communication	Comcast Corp., Class A	7,979,670	455,001
services	Alphabet, Inc., Class C1	33,829	84,787
7.93%	Alphabet, Inc., Class A1	22,982	56,117
	Facebook, Inc., Class A1	258,277	89,805
	Verizon Communications, Inc.	1,562,147	87,527
	AT&T, Inc.	710,704	20,454
	Electronic Arts, Inc.	40,638	5,845
	Activision Blizzard, Inc.	51,183	4,885

			804,421

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Home Depot, Inc.	599,482	$191,169
discretionary	General Motors Company1	1,964,542	116,242
6.16%	Darden Restaurants, Inc.	428,426	62,546
	VF Corp.	729,025	59,809
	Wynn Resorts, Ltd.1	417,851	51,103
	Amazon.com, Inc.1	7,475	25,715
	Dollar General Corp.	98,299	21,271
	Chipotle Mexican Grill, Inc.1	12,424	19,261
	TJX Companies, Inc.	237,016	15,980
	Marriott International, Inc., Class A1	93,824	12,809
	NIKE, Inc., Class B	81,576	12,603
	YUM! Brands, Inc.	105,908	12,183
	McDonald’s Corp.	34,091	7,875
	Starbucks Corp.	66,885	7,478
	Royal Caribbean Cruises, Ltd.1	71,567	6,103
	Domino’s Pizza, Inc.	6,418	2,994

			625,141

Consumer staples	Nestlé SA (ADR)	798,424	99,595
5.63%	Keurig Dr Pepper, Inc.	1,905,860	67,163
	Mondelez International, Inc.	959,448	59,908
	Conagra Brands, Inc.	1,466,412	53,348
	Archer Daniels Midland Company	842,092	51,031
	Hormel Foods Corp.	665,594	31,782
	Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
	Procter & Gamble Company	217,700	29,374
	Walgreens Boots Alliance, Inc.	528,193	27,788
	Kraft Heinz Company	679,313	27,702
	Church & Dwight Co., Inc.	290,397	24,748
	Unilever PLC (ADR)	384,674	22,504
	Costco Wholesale Corp.	45,675	18,072
	General Mills, Inc.	196,934	11,999
	Kimberly-Clark Corp.	51,092	6,835
	Danone (ADR)	426,506	6,001
	Kroger Co.	68,480	2,624

			570,890

Energy	Chevron Corp.	1,238,265	129,696
5.32%	Enbridge, Inc.	2,218,846	88,843
	Pioneer Natural Resources Company	473,437	76,943
	EOG Resources, Inc.	656,642	54,790
	Baker Hughes Co., Class A	2,372,089	54,250
	ConocoPhillips	876,699	53,391
	Exxon Mobil Corp.	500,717	31,585
	Cabot Oil & Gas Corp.	1,103,310	19,264
	Valero Energy Corp.	210,265	16,417
	TC Energy Corp.	293,686	14,543

			539,722

Materials	Dow Inc.	2,088,482	132,159
4.62%	LyondellBasell Industries NV	936,756	96,364
	Nucor Corp.	653,278	62,669
	Air Products and Chemicals, Inc.	131,758	37,904
	Rio Tinto PLC (ADR)	407,632	34,196
	Vulcan Materials Co.	184,643	32,141
	Linde PLC	64,217	18,565
	PPG Industries, Inc.	77,713	13,194

68American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Materials	Huntsman Corp.	488,334	$ 12,951
(continued)	Packaging Corporation of America	85,423	11,568
	Corteva, Inc.	208,956	9,267
	Sherwin-Williams Company	27,139	7,394

			468,372

Utilities	Exelon Corp.	1,448,171	64,168
3.11%	Sempra Energy	455,337	60,323
	CMS Energy Corp.	603,614	35,662
	Xcel Energy, Inc.	533,292	35,133
	DTE Energy Company	265,640	34,427
	NextEra Energy, Inc.	320,714	23,502
	Public Service Enterprise Group, Inc.	289,506	17,295
	American Electric Power Company, Inc.	147,763	12,499
	Dominion Energy, Inc.	164,082	12,072
	Edison International	184,742	10,682
	Entergy Corp.	98,358	9,806

			315,569

Real estate	Digital Realty Trust, Inc. REIT	483,148	72,694
2.05%	Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
	Regency Centers Corp. REIT	443,190	28,395
	Mid-America Apartment Communities, Inc. REIT	151,734	25,555
	American Tower Corp. REIT	75,937	20,514
	Boston Properties, Inc. REIT	121,984	13,978
	Extra Space Storage, Inc. REIT	61,459	10,068

			208,358

	Total common stocks (cost: $7,880,691,000)		9,788,979
Convertible stocks 0.57%

Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
0.26%	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890

			26,674

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	8,921	13,161
0.17%	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 20232	67,800	3,628
			16,789

Financials	KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706
0.08%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536
technology
	Total convertible stocks (cost: $54,218,000)		57,705
0.06%

Short-term securities 3.68%

Money market investments 3.02%

	Capital Group Central Cash Fund 0.04%3,4	3,061,380	306,138
American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.66%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%3,5					37,307,569		$37,308
Capital Group Central Cash Fund 0.04%3,4,5					301,593		30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%3,5					198,091		198
							67,665

Total short-term securities (cost: $373,792,000)							373,803

Total investment securities 100.72% (cost: $8,308,701,000)						10,220,487
Other assets less liabilities (0.72)%							(72,903)

Net assets 100.00%						$10,147,584
Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%3	$178,532	$1,511,735	$1,384,098	$(8)	$(23)	$306,138	$70
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%3,5	—	30,1596				30,159	—7
Total short-term securities						336,297

Total 3.32%				$(8)	$(23)	$336,297	$70

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 6/30/2021.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio June 30, 2021			unaudited
Common stocks 94.60%			Value
		Shares	(000)

Information	Microsoft Corp.	292,716	$ 79,297
technology	Broadcom, Inc.	158,869	75,755
18.57%	Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
	ASML Holding NV	63,381	43,544
	Tokyo Electron, Ltd.	61,300	26,530
	Apple, Inc.	112,632	15,426
	Mastercard, Inc., Class A	29,570	10,796
	Logitech International SA	76,108	9,221
	NetEase, Inc.	405,000	9,175
	Keyence Corp.	16,800	8,479
	Delta Electronics, Inc.	764,000	8,308
	Accenture PLC, Class A	28,048	8,268
	EPAM Systems, Inc.1	14,829	7,577
	Hexagon AB, Class B	381,021	5,645
	GlobalWafers Co., Ltd.	144,000	4,750
	Adobe, Inc.1	8,100	4,744
	Capgemini SE	21,421	4,115
	Fujitsu Ltd.	20,600	3,857
	OBIC Co., Ltd.	18,500	3,449
	Advanced Micro Devices, Inc.1	33,699	3,165
	Visa, Inc., Class A	13,175	3,081
	PayPal Holdings, Inc.1	10,315	3,007
	Applied Materials, Inc.	19,258	2,742
	Ceridian HCM Holding, Inc.1	26,904	2,581
	MediaTek, Inc.	68,000	2,348
	RingCentral, Inc., Class A1	8,065	2,343
	NortonLifeLock, Inc.	80,313	2,186
	ServiceNow, Inc.1	3,886	2,135
	Shopify, Inc., Class A, subordinate voting shares (CAD denominated)1	1,337	1,955
	Worldline SA, non-registered shares1	20,829	1,950
	Snowflake, Inc., Class A1	7,760	1,876
	Nomura Research Institute, Ltd.	50,700	1,677
	Samsung Electronics Co., Ltd.	20,872	1,496
	Micron Technology, Inc.1	10,560	897
	Atlassian Corp. PLC, Class A1	3,492	897
	SS&C Technologies Holdings, Inc.	12,082	871
	Afterpay, Ltd.1	9,714	861
	GDS Holdings, Ltd., Class A1	58,400	578
	Autodesk, Inc.1	1,003	293
			437,858

Financials	AIA Group, Ltd.	2,780,400	34,557
14.65%	Kotak Mahindra Bank, Ltd.1	869,039	19,944
	CME Group, Inc., Class A	92,036	19,574
	Zurich Insurance Group AG	47,087	18,891
	Toronto-Dominion Bank (CAD denominated)	249,135	17,459
	Sberbank of Russia PJSC (ADR)	927,306	15,398
	HDFC Bank, Ltd.	623,164	12,558
	HDFC Bank, Ltd. (ADR)	21,583	1,578
	JPMorgan Chase & Co.	83,900	13,050
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
	Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
	S&P Global, Inc.	25,987	10,666
	HDFC Life Insurance Company, Ltd.	1,072,357	9,901
	ING Groep NV	736,557	9,729
	DNB ASA	445,505	9,707
	Lufax Holding, Ltd. (ADR)1,2	763,916	8,632
	Nasdaq, Inc.	47,618	8,371
	BlackRock, Inc.	8,911	7,797
	M&G PLC	2,415,609	7,649
American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Financials	KBC Groep NV	100,287	$ 7,646
(continued)	Citigroup, Inc.	104,865	7,419
	B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
	PNC Financial Services Group, Inc.	34,777	6,634
	Intercontinental Exchange, Inc.	54,492	6,468
	Barclays PLC	2,633,650	6,234
	Discover Financial Services	50,737	6,002
	The Blackstone Group, Inc.	60,453	5,873
	Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
	St. James’s Place PLC	218,457	4,463
	American International Group, Inc.	87,991	4,188
	Tradeweb Markets, Inc., Class A	41,602	3,518
	Macquarie Group, Ltd.	29,731	3,488
	Bank of America Corp.	76,833	3,168
	Legal & General Group PLC	843,355	3,005
	Futu Holdings, Ltd. (ADR)1	16,335	2,926
	FinecoBank SpA1	157,067	2,738
	Banco Santander, SA	713,361	2,723
	BNP Paribas SA	41,532	2,604
	Berkshire Hathaway, Inc., Class B1	9,154	2,544
	Moody’s Corp.	6,973	2,527
	Power Corporation of Canada, subordinate voting shares	75,066	2,373
	National Bank of Canada	19,203	1,437
	AXA SA	56,201	1,425
	Bajaj Finance, Ltd.1	17,549	1,420
	Tryg A/S	48,816	1,198
	Swedbank AB, Class A	61,820	1,150
	Aegon NV2	226,986	942
	China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
	Marsh & McLennan Companies, Inc.	4,287	603
	BOC Hong Kong (Holdings), Ltd.	174,500	592
	Allfunds Group PLC1	12,918	225
	DBS Group Holdings, Ltd.	1,595	35

			345,398

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	52,716	41,337
discretionary	Amazon.com, Inc.1	10,466	36,005
12.15%	General Motors Company1	440,292	26,052
	Home Depot, Inc.	76,806	24,493
	MercadoLibre, Inc.1	10,746	16,740
	Flutter Entertainment PLC1	67,148	12,158
	Stellantis NV	503,618	9,880
	Midea Group Co., Ltd., Class A	696,900	7,698
	Ocado Group PLC1	267,420	7,410
	adidas AG	19,898	7,406
	Marriott International, Inc., Class A1	49,582	6,769
	Barratt Developments PLC	691,446	6,649
	Restaurant Brands International, Inc. (CAD denominated)2	98,950	6,376
	Restaurant Brands International, Inc.	2,330	150
	Chipotle Mexican Grill, Inc.1	4,023	6,237
	Kering SA	6,422	5,612
	Ferrari NV (EUR denominated)	25,598	5,281
	Shimano, Inc.	22,000	5,218
	Booking Holdings, Inc.1	2,007	4,392
	Cie. Financière Richemont SA, Class A	32,788	3,967
	Astra International Tbk PT	11,337,300	3,863
	NIKE, Inc., Class B	23,456	3,624
	Sony Group Corp.	35,000	3,407
	Moncler SpA	49,234	3,331
	Evolution AB	20,919	3,306

72American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Naspers, Ltd., Class N	14,466	$ 3,037
discretionary	Nokian Renkaat Oyj	71,812	2,899
(continued)	Taylor Wimpey PLC	1,310,386	2,881
	DraftKings, Inc., Class A1	49,904	2,604
	EssilorLuxottica	13,319	2,458
	Just Eat Takeaway (GBP denominated)1	24,031	2,225
	Meituan, Class B1	52,200	2,154
	SAIC Motor Corp., Ltd., Class A1	626,400	2,130
	Industria de Diseño Textil, SA	60,428	2,129
	H & M Hennes & Mauritz AB, Class B1	77,418	1,836
	Wayfair Inc., Class A1	3,927	1,240
	Peloton Interactive, Inc., Class A1	7,728	958
	Domino’s Pizza Enterprises, Ltd.	8,633	780
	Tesla, Inc.1	1,085	737
	InterContinental Hotels Group PLC1	10,909	726
	Faurecia SA	5,839	286

			286,441

Health care	Abbott Laboratories	316,200	36,657
11.16%	UnitedHealth Group, Inc.	72,720	29,120
	Gilead Sciences, Inc.	377,811	26,016
	Novartis AG	242,534	22,103
	Amgen, Inc.	76,913	18,748
	Thermo Fisher Scientific, Inc.	33,122	16,709
	AstraZeneca PLC	98,167	11,791
	Stryker Corp.	39,293	10,206
	Sanofi	72,406	7,586
	Centene Corp.1	93,169	6,795
	Eli Lilly and Company	26,860	6,165
	Medtronic PLC	48,782	6,055
	Pfizer, Inc.	148,916	5,832
	Chugai Pharmaceutical Co., Ltd.	141,500	5,607
	Siemens Healthineers AG	76,722	4,701
	Coloplast A/S, Class B	26,296	4,315
	WuXi Biologics (Cayman), Inc.1	233,000	4,270
	Zimmer Biomet Holdings, Inc.	25,906	4,166
	Olympus Corp.	184,800	3,673
	PerkinElmer, Inc.	23,686	3,657
	Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
	AbbVie, Inc.	25,247	2,844
	Baxter International, Inc.	30,945	2,491
	Intuitive Surgical, Inc.1	2,687	2,471
	Illumina, Inc.1	5,170	2,446
	Zoetis, Inc., Class A	12,774	2,381
	Cigna Corp.	7,371	1,747
	Alcon, Inc.	24,235	1,697
	Teva Pharmaceutical Industries, Ltd. (ADR)1	169,706	1,680
	M3, Inc.	22,000	1,607
	Vertex Pharmaceuticals, Inc.1	7,437	1,500
	Hypera SA, ordinary nominative shares	179,438	1,244
	GlaxoSmithKline PLC	57,137	1,122
	DexCom, Inc.1	2,076	886
	Insulet Corp.1	3,116	855
	CanSino Biologics, Inc., Class H1	11,200	595
			263,125

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Communication	Alphabet, Inc., Class C1	13,065	$ 32,745
services	Alphabet, Inc., Class A1	8,834	21,571
10.41%	Netflix, Inc.1	73,037	38,579
	Facebook, Inc., Class A1	101,781	35,390
	SoftBank Corp.	1,771,200	23,173
	Comcast Corp., Class A	361,394	20,607
	Yandex NV, Class A1	239,086	16,915
	Tencent Holdings, Ltd.	148,500	11,169
	Altice USA, Inc., Class A1	246,652	8,421
	SoftBank Group Corp.	89,000	6,229
	Bilibili, Inc., Class Z (ADR)1	24,613	2,999
	Bilibili, Inc., Class Z1	23,180	2,854
	Activision Blizzard, Inc.	50,869	4,855
	Sea, Ltd., Class A (ADR)1	13,375	3,673
	Cellnex Telecom, SA, non-registered shares	57,116	3,638
	Vivendi SA2	103,892	3,490
	Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
	Omnicom Group, Inc.	24,376	1,950
	ITV PLC1	1,096,106	1,904
	América Móvil, SAB de CV, Series L (ADR)	58,815	882
	Walt Disney Company1	3,716	653
	Indus Towers, Ltd.	98,788	317

			245,461

Industrials	Airbus SE, non-registered shares1	155,935	20,051
8.31%	CSX Corp.	596,814	19,146
	General Electric Co.	815,977	10,983
	Deere & Company	24,478	8,634
	Safran SA	61,889	8,580
	LIXIL Corp.	305,600	7,903
	Parker-Hannifin Corp.	25,409	7,803
	BAE Systems PLC	1,058,265	7,642
	Lockheed Martin Corp.	20,004	7,568
	Country Garden Services Holdings Co., Ltd.	591,000	6,386
	Stanley Black & Decker, Inc.	28,809	5,906
	VINCI SA	55,293	5,900
	Honeywell International, Inc.	25,632	5,622
	Raytheon Technologies Corp.	65,196	5,562
	TransDigm Group, Inc.1	7,424	4,805
	Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
	Melrose Industries PLC	2,193,953	4,707
	Recruit Holdings Co., Ltd.	94,000	4,628
	Emerson Electric Co.	47,421	4,564
	Nidec Corp.	36,900	4,276
	Johnson Controls International PLC	57,412	3,940
	Bunzl PLC	96,986	3,205
	Eiffage SA	26,656	2,712
	Aena SME, SA, non-registered shares	15,922	2,611
	ASSA ABLOY AB, Class B	81,458	2,454
	Ryanair Holdings PLC (ADR)1	22,571	2,442
	Union Pacific Corp.	9,600	2,111
	Sydney Airport, units1	472,784	2,053
	Adecco Group AG	29,114	1,978
	RELX PLC	69,864	1,855
	SMC Corp.	3,100	1,832
	ACS, Actividades de Construcción y Servicios, SA	60,033	1,608
	Wizz Air Holdings PLC1	23,911	1,544
	AB Volvo, Class B	64,119	1,543
	ManpowerGroup, Inc.	12,744	1,515
	InPost SA1	72,793	1,461

74American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Atlas Copco AB, Class B	27,077	$ 1,424
(continued)	L3Harris Technologies, Inc.	6,496	1,404
	Carrier Global Corp.	26,716	1,298
	Ritchie Bros. Auctioneers, Inc.	12,985	770
	Schneider Electric SE	3,633	572
	Otis Worldwide Corp.	4,082	334

			196,049

Consumer staples	Philip Morris International, Inc.	327,580	32,466
6.00%	Nestlé SA	140,236	17,463
	British American Tobacco PLC	375,918	14,560
	British American Tobacco PLC (ADR)	15,802	621
	Keurig Dr Pepper, Inc.	405,571	14,292
	Altria Group, Inc.	198,594	9,469
	Kweichow Moutai Co., Ltd., Class A	24,100	7,671
	Swedish Match AB	756,927	6,455
	Heineken NV	52,309	6,339
	Imperial Brands PLC	218,629	4,709
	Danone SA	56,010	3,943
	Kirin Holdings Company, Ltd.	200,600	3,911
	Constellation Brands, Inc., Class A	15,800	3,696
	Treasury Wine Estates, Ltd.	400,908	3,512
	Bunge, Ltd.	44,000	3,439
	Mondelez International, Inc.	33,312	2,080
	Conagra Brands, Inc.	50,345	1,832
	Pernod Ricard SA	6,779	1,505
	Thai Beverage PCL	2,419,500	1,215
	ITC, Ltd.	248,407	677
	Arca Continental, SAB de CV1	112,300	651
	Oatly Group AB (ADR)1	23,567	576
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470

			141,552

Materials	Vale SA, ordinary nominative shares	1,379,408	31,408
5.71%	Vale SA, ordinary nominative shares (ADR)	986,518	22,503
	Rio Tinto PLC	287,922	23,694
	BHP Group PLC	362,100	10,669
	Fortescue Metals Group, Ltd.	508,556	8,902
	Linde PLC	20,634	5,965
	Freeport-McMoRan, Inc.	125,242	4,648
	Shin-Etsu Chemical Co., Ltd.	27,600	4,616
	HeidelbergCement AG	42,449	3,641
	Dow Inc.	47,755	3,022
	CRH PLC	51,660	2,603
	Akzo Nobel NV	20,294	2,507
	Amcor PLC (CDI)	165,731	1,880
	Albemarle Corp.	10,500	1,769
	Barrick Gold Corp. (CAD denominated)	79,724	1,649
	Koninklijke DSM NV	8,292	1,548
	Air Liquide SA, non-registered shares	6,629	1,161
	Evonik Industries AG	28,154	944
	Huntsman Corp.	31,500	835
	Lynas Rare Earths, Ltd.1	163,843	702
			134,666

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$ 19,424
2.76%	EOG Resources, Inc.	119,710	9,989
	Gazprom PJSC (ADR)	1,097,013	8,361
	TC Energy Corp. (CAD denominated)	114,213	5,652
	BP PLC	994,134	4,332
	Chevron Corp.	40,379	4,229
	ConocoPhillips	57,341	3,492
	TotalEnergies SE	76,543	3,463
	Royal Dutch Shell PLC, Class B	147,294	2,851
	Suncor Energy, Inc.	88,930	2,130
	Reliance Industries, Ltd.	43,639	1,239

			65,162

Utilities	Enel SpA	1,613,152	14,981
2.72%	DTE Energy Company	76,995	9,979
	China Resources Gas Group, Ltd.	1,534,000	9,207
	Iberdrola, SA, non-registered shares	608,791	7,421
	Entergy Corp.	50,365	5,021
	E.ON SE	380,980	4,406
	NextEra Energy, Inc.	50,808	3,723
	Ørsted AS	14,147	1,985
	Engie SA	141,365	1,937
	China Gas Holdings, Ltd.	578,200	1,765
	Endesa, SA	64,074	1,554
	AES Corp.	52,478	1,368
	Power Grid Corporation of India, Ltd.	239,207	748

			64,095

Real estate	Crown Castle International Corp. REIT	89,497	17,461
2.16%	American Tower Corp. REIT	38,009	10,268
	Longfor Group Holdings, Ltd.	1,443,500	8,087
	Boston Properties, Inc. REIT	25,581	2,931
	VICI Properties, Inc. REIT	75,169	2,332
	Equinix, Inc. REIT	2,838	2,278
	Shimao Group Holdings, Ltd.	692,000	1,697
	CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
	Vonovia SE	17,384	1,124
	Sun Hung Kai Properties, Ltd.	67,000	998
	China Resources Land, Ltd.	206,000	834
	Iron Mountain, Inc. REIT	16,501	698
	China Resources Mixc Lifestyle Services, Ltd.	95,800	656
	Shimao Services Holdings, Ltd.	39,000	135

			51,037

	Total common stocks (cost: $1,685,564,000)		2,230,844
Preferred securities 0.90%

Consumer	Volkswagen AG, nonvoting preferred shares	44,378	11,114
discretionary

0.47%

Financials	Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
0.25%	Fannie Mae, Series S, 8.25% noncumulative preferred shares1	58,870	125
	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1,2	61,516	125
			5,796

76American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)			Value
		Shares	(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$ 2,930
technology

0.12%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384
0.06%
	Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%

Industrials	ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares,
0.00%	expire 20211	26,540	37
	Total rights & warrants (cost: $40,000)		37
Convertible stocks 0.23%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20233	2,400	3,030
0.13%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544
technology

0.06%

Utilities	DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989
0.04%
	Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%		Principal amount

		(000)

Communication	Sea Ltd., convertibles notes, 2.375% 2025	$ 1,500	4,635
services
	Total convertible bonds & notes (cost: $3,840,000)		4,635
0.20%

Bonds, notes & other debt instruments 0.37%

Corporate bonds, notes & loans 0.32%

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
0.12%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048

			2,748

Consumer	Carnival Corp. 11.50% 20233	800	901
discretionary	General Motors Company 5.40% 2023	300	331
0.11%	General Motors Financial Co. 5.20% 2023	300	323
	Royal Caribbean Cruises, Ltd. 11.50% 20253	800	923
			2,478

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052
0.04%

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)						Principal amount		Value
						(000)		(000)

Corporate bonds, notes & loans (continued)

Communication	CenturyLink, Inc. 7.50% 2024					$400		$450
services	Sprint Corp. 7.25% 2021					500		508
0.04%
								958

Consumer staples	JBS Investments GMBH II 7.00% 20263					300		319
0.01%
	Total corporate bonds, notes & loans							7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%

	United Mexican States, Series M, 8.00% 2023					MXN20,000		1,052

	Total bonds, notes & other debt instruments (cost: $8,537,000)							8,607
Short-term securities 4.24%						Shares

Money market investments 3.74%

	Capital Group Central Cash Fund 0.04%4,5					882,377		88,238
Money market investments purchased with collateral from securities on loan 0.50%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%4,6					6,422,520		6,422
	Capital Group Central Cash Fund 0.04%4,5,6					51,919		5,192
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%4,6					34,102		34
								11,648

	Total short-term securities (cost: $99,895,000)							99,886

	Total investment securities 100.54% (cost: $1,824,269,000)							2,370,796
	Other assets less liabilities (0.54)%							(12,619)

	Net assets 100.00%						$2,358,177
Investments in affiliates5

		Value of			Net	Net	Value of
		affiliates at			realized	unrealized	affiliates at	Dividend
		1/1/2021	Additions	Reductions	gain	depreciation	6/30/2021	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%4		$66,489	$397,923	$376,162	$4	$(16)	$88,238	$26
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%4,6		—	5,1927				5,192	—8
Total short-term securities							93,430

Total 3.96%					$4	$(16)	$93,430	$26

78American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series	79

Growth-Income Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 96.66%			Value
		Shares	(000)

Information	Microsoft Corp.	10,424,024	$2,823,868
technology	Broadcom, Inc.	2,560,501	1,220,949
22.24%	Mastercard, Inc., Class A	1,741,921	635,958
	Visa, Inc., Class A	1,282,991	299,989
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
	Accenture PLC, Class A	991,200	292,196
	Adobe, Inc.1	453,373	265,513
	ASML Holding NV	234,068	160,810
	ASML Holding NV (New York registered) (ADR)	147,800	102,106
	Fidelity National Information Services, Inc.	1,268,981	179,777
	Intel Corp.	2,996,600	168,229
	Automatic Data Processing, Inc.	845,000	167,834
	Apple, Inc.	1,220,400	167,146
	ServiceNow, Inc.1	281,938	154,939
	Autodesk, Inc.1	530,000	154,707
	PayPal Holdings, Inc.1	498,649	145,346
	Concentrix Corp.1	868,198	139,606
	GoDaddy Inc., Class A1	1,402,444	121,956
	Ceridian HCM Holding, Inc.1	1,240,574	118,996
	StoneCo, Ltd., Class A1	1,659,500	111,286
	FleetCor Technologies, Inc.1	420,507	107,675
	Global Payments, Inc.	572,628	107,391
	Euronet Worldwide, Inc.1	763,602	103,354
	CDK Global, Inc.	2,042,800	101,507
	Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
	MKS Instruments, Inc.	481,000	85,594
	Applied Materials, Inc.	517,400	73,678
	Shopify, Inc., Class A, subordinate voting shares1	48,000	70,127
	Atlassian Corp. PLC, Class A1	247,800	63,650
	Texas Instruments, Inc.	308,278	59,282
	Fiserv, Inc.1	536,700	57,368
	QUALCOMM, Inc.	375,195	53,627
	Micron Technology, Inc.1	629,500	53,495
	Amphenol Corp., Class A	772,000	52,812
	Dye & Durham, Ltd.	1,322,100	50,800
	KLA Corp.	155,000	50,253
	Samsung Electronics Co., Ltd.	570,000	40,846
	Lam Research Corp.	62,390	40,597
	Analog Devices, Inc.	231,000	39,769
	Trimble, Inc.1	413,300	33,820
	NetEase, Inc.	1,093,900	24,782
	VeriSign, Inc.1	61,000	13,889
	Arista Networks, Inc.1	32,500	11,775
			9,112,848

Communication	Facebook, Inc., Class A1	5,728,392	1,991,819
services	Alphabet, Inc., Class A1	408,780	998,155
16.78%	Alphabet, Inc., Class C1	358,167	897,681
	Netflix, Inc.1	2,577,884	1,361,664
	Comcast Corp., Class A	14,034,950	800,273
	Charter Communications, Inc., Class A1	573,127	413,482
	Electronic Arts, Inc.	1,168,000	167,993
	Tencent Holdings, Ltd.	1,782,100	134,043
	Walt Disney Company1	300,000	52,731
	Vodafone Group PLC	20,000,000	33,570
	Activision Blizzard, Inc.	262,939	25,095

			6,876,506

80American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	2,609,900	$1,045,108
11.31%	Abbott Laboratories	6,794,592	787,697
	Gilead Sciences, Inc.	7,260,400	499,951
	Amgen, Inc.	1,036,000	252,525
	Novo Nordisk A/S, Class B	2,446,056	204,929
	AstraZeneca PLC	1,249,112	150,033
	AstraZeneca PLC (ADR)2	721,200	43,200
	Anthem, Inc.	463,288	176,883
	Thermo Fisher Scientific, Inc.	336,353	169,680
	AbbVie, Inc.	1,296,036	145,986
	GlaxoSmithKline PLC	6,402,300	125,706
	PerkinElmer, Inc.	743,500	114,804
	Merck & Co., Inc.	1,377,900	107,159
	Medtronic PLC	860,000	106,752
	Royalty Pharma PLC, Class A	2,557,706	104,840
	Baxter International, Inc.	995,800	80,162
	Edwards Lifesciences Corp.1	712,289	73,772
	Eli Lilly and Company	248,703	57,082
	Zimmer Biomet Holdings, Inc.	342,366	55,059
	AmerisourceBergen Corp.	475,400	54,429
	NovoCure, Ltd.1	193,600	42,944
	Vertex Pharmaceuticals, Inc.1	192,000	38,713
	Roche Holding AG, nonvoting non-registered shares	93,081	35,065
	Seagen, Inc.1	215,292	33,990
	Stryker Corp.	117,135	30,424
	Ultragenyx Pharmaceutical, Inc.1	315,000	30,035
	Humana Inc.	65,300	28,910
	Allogene Therapeutics, Inc.1	800,000	20,864
	Vir Biotechnology, Inc.1	258,400	12,217
	Organon & Co.1	118,490	3,586
			4,632,505

Industrials	Carrier Global Corp.	8,800,613	427,710
10.29%	CSX Corp.	8,801,100	282,339
	Woodward, Inc.	2,204,500	270,889
	Northrop Grumman Corp.	733,200	266,467
	Raytheon Technologies Corp.	2,574,145	219,600
	Equifax, Inc.	893,208	213,932
	Airbus SE, non-registered shares1	1,617,590	207,994
	TransDigm Group, Inc.1	302,520	195,818
	Meggitt PLC1	30,279,152	193,174
	Waste Connections, Inc.	1,516,231	181,084
	Union Pacific Corp.	697,700	153,445
	TFI International, Inc.	1,671,259	152,402
	BWX Technologies, Inc.	2,357,405	137,012
	Norfolk Southern Corp.	482,759	128,129
	General Dynamics Corp.	593,975	111,822
	Waste Management, Inc.	767,700	107,563
	Old Dominion Freight Line, Inc.	405,000	102,789
	L3Harris Technologies, Inc.	446,960	96,610
	General Electric Co.	7,022,250	94,520
	Honeywell International, Inc.	409,067	89,729
	Air Lease Corp., Class A	2,097,300	87,541
	Lockheed Martin Corp.	230,000	87,021
	Fortive Corp.	1,085,000	75,668
	Safran SA	539,713	74,825
	ITT, Inc.	750,836	68,769
	Ryanair Holdings PLC (ADR)1	445,550	48,213
	Ryanair Holdings PLC1	611,907	11,580
	Fastenal Co.	635,000	33,020
	Montana Aerospace AG1	658,516	27,721
American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Cummins, Inc.	100,000	$ 24,381
(continued)	Caterpillar, Inc.	101,600	22,111
	Otis Worldwide Corp.	268,100	21,923

			4,215,801

Financials	JPMorgan Chase & Co.	4,619,132	718,460
10.10%	PNC Financial Services Group, Inc.	1,531,486	292,146
	Marsh & McLennan Companies, Inc.	1,744,801	245,459
	Intercontinental Exchange, Inc.	2,000,990	237,518
	CME Group, Inc., Class A	1,078,500	229,375
	Aon PLC, Class A	882,200	210,634
	Chubb, Ltd.	1,239,153	196,951
	Nasdaq, Inc.	1,095,500	192,589
	BlackRock, Inc.	205,800	180,069
	S&P Global, Inc.	433,338	177,864
	Moody’s Corp.	425,900	154,333
	Travelers Companies, Inc.	931,955	139,523
	American International Group, Inc.	2,851,000	135,708
	Arthur J. Gallagher & Co.	966,650	135,408
	Discover Financial Services	1,019,080	120,547
	KeyCorp	4,886,953	100,916
	Bank of America Corp.	2,445,755	100,838
	Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
	State Street Corp.	1,077,260	88,637
	Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
	Charles Schwab Corp.	879,000	64,000
	B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
	Truist Financial Corp.	870,732	48,326
	Wells Fargo & Company	981,600	44,457
	Webster Financial Corp.	823,516	43,926
	Citizens Financial Group, Inc.	728,750	33,428
	UBS Group AG	1,343,666	20,563

			4,138,860

Consumer	Amazon.com, Inc.1	380,560	1,309,187
discretionary	General Motors Company1	8,736,000	516,909
8.77%	Home Depot, Inc.	813,961	259,564
	Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
	Royal Caribbean Cruises, Ltd.1	1,925,400	164,198
	Hilton Worldwide Holdings, Inc.1	1,177,320	142,008
	Burlington Stores, Inc.1	381,458	122,826
	Dollar Tree Stores, Inc.1	1,105,278	109,975
	MercadoLibre, Inc.1	70,000	109,045
	Kering SA	101,695	88,871
	Chipotle Mexican Grill, Inc.1	53,110	82,339
	Lowe’s Companies, Inc.	345,000	66,920
	Peloton Interactive, Inc., Class A1	465,000	57,669
	Hasbro, Inc.	558,000	52,742
	Thor Industries, Inc.	440,200	49,743
	Dollar General Corp.	223,710	48,409
	McDonald’s Corp.	198,000	45,736
	Aptiv PLC1	233,000	36,658
	YUM! Brands, Inc.	196,630	22,618
	Starbucks Corp.	199,000	22,250
	Marriott International, Inc., Class A1	161,200	22,007
	Booking Holdings, Inc.1	8,100	17,724
	Wynn Resorts, Ltd.1	105,122	12,857
	Airbnb, Inc., Class A1	39,731	6,084
			3,592,797

82American Funds Insurance Series
Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Linde PLC	1,010,978	$ 292,274
4.88%	Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
	Vale SA, ordinary nominative shares	3,404,848	77,526
	LyondellBasell Industries NV	2,453,100	252,350
	Celanese Corp.	1,250,900	189,636
	Air Products and Chemicals, Inc.	602,306	173,271
	Dow Inc.	2,550,000	161,364
	International Flavors & Fragrances, Inc.	1,075,001	160,605
	Freeport-McMoRan, Inc.	3,803,000	141,129
	Sherwin-Williams Company	475,300	129,496
	Rio Tinto PLC	1,020,655	83,992
	PPG Industries, Inc.	295,550	50,176
	Barrick Gold Corp.	2,373,000	49,074
	Allegheny Technologies, Inc.1	1,458,734	30,415
			2,001,298

Consumer staples	Philip Morris International, Inc.	5,342,126	529,458
4.39%	Keurig Dr Pepper, Inc.	10,054,335	354,315
	British American Tobacco PLC	4,663,859	180,642
	Reckitt Benckiser Group PLC	1,275,000	112,824
	Anheuser-Busch InBev SA/NV	1,358,211	97,934
	Nestlé SA	731,589	91,104
	Mondelez International, Inc.	1,436,300	89,682
	Molson Coors Beverage Company, Class B, restricted voting shares1	1,620,313	86,995
	Clorox Co.	300,000	53,973
	Herbalife Nutrition, Ltd.1	849,000	44,768
	Church & Dwight Co., Inc.	424,500	36,176
	General Mills, Inc.	428,800	26,127
	Pernod Ricard SA	117,200	26,015
	Constellation Brands, Inc., Class A	100,700	23,553
	Lamb Weston Holdings, Inc.	291,727	23,531
	Kraft Heinz Company	567,200	23,130

			1,800,227

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
3.02%	EOG Resources, Inc.	3,255,400	271,631
	Chevron Corp.	2,127,065	222,789
	ConocoPhillips	2,699,104	164,375
	TC Energy Corp. (CAD denominated)	1,821,019	90,111
	Equitrans Midstream Corp.	9,950,307	84,677
	Baker Hughes Co., Class A	3,492,424	79,872
	Exxon Mobil Corp.	500,000	31,540
	Weatherford International1	128,424	2,337
			1,235,860

Real estate	Equinix, Inc. REIT	524,200	420,723
2.56%	Crown Castle International Corp. REIT	1,561,966	304,740
	MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
	VICI Properties, Inc. REIT	2,887,318	89,565
	Digital Realty Trust, Inc. REIT	592,500	89,147

			1,050,508

Utilities	Enel SpA	23,794,069	220,971
2.32%	AES Corp.	5,403,200	140,861
	Endesa, SA	5,162,847	125,253
	Sempra Energy	750,000	99,360
	Exelon Corp.	1,576,100	69,837
	CenterPoint Energy, Inc.	2,840,104	69,639
American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Entergy Corp.	634,900	$63,300
(continued)	CMS Energy Corp.	918,200	54,247
	Edison International	522,800	30,228
	PG&E Corp.1	2,840,000	28,883
	Xcel Energy, Inc.	423,300	27,887
	American Electric Power Company, Inc.	250,600	21,198

			951,664

	Total common stocks (cost: $22,103,914,000)		39,608,874
Convertible stocks 1.06%

Health care	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
0.57%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	61,857	91,256
			232,626

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217
technology

0.38%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644
discretionary

0.10%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280
0.01%
	Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%		Principal amount

		(000)

Corporate bonds, notes & loans 0.04%

Energy	Weatherford International PLC 8.75% 20243	$1,982	2,077
0.02%	Weatherford International PLC 11.00% 20243	5,280	5,498
			7,575

Industrials	Boeing Company 4.875% 2025	4,706	5,275
0.02%

Consumer	General Motors Financial Co. 4.30% 2025	160	177
discretionary	General Motors Financial Co. 5.25% 2026	827	956
0.00%
			1,133

	Total corporate bonds, notes & loans		13,983

	Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983
Short-term securities 2.57%		Shares

Money market investments 2.40%

	Capital Group Central Cash Fund 0.04%4,5	9,823,658	982,367

84American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.17%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%4,6					38,305,963		$38,305
Capital Group Central Cash Fund 0.04%4,5,6					309,664		30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%4,6					203,392		203
							69,475

Total short-term securities (cost: $1,051,746,000)							1,051,842

Total investment securities 100.33% (cost: $23,482,914,000)						41,110,466
Other assets less liabilities (0.33)%							(133,519)

Net assets 100.00%						$40,976,947
Investments in affiliates5

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%4	$1,005,764	$4,245,629	$4,268,866	$(52)	$(108)	$982,367	$486
Money market investments purchased with collateral from
securities on loan 0.07%
Capital Group Central Cash Fund 0.04%4,6	—	30,9677				30,967	—8
Total short-term securities						1,013,334

Total 2.47%				$(52)	$(108)	$1,013,334	$486

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	85

International Growth and Income Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 94.32%			Value
		Shares	(000)

Financials	HDFC Bank, Ltd.	2,309,600	$ 46,543
17.54%	ING Groep NV	3,359,189	44,372
	AIA Group, Ltd.	2,338,600	29,066
	Zurich Insurance Group AG	54,100	21,704
	DNB ASA	825,000	17,975
	Sberbank of Russia PJSC (ADR)	999,000	16,589
	Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
	B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
	Aegon NV	2,483,308	10,303
	Great-West Lifeco, Inc. (CAD denominated)1	248,102	7,370
	PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
	Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
	Allfunds Group PLC2	99,470	1,731
			235,849

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	48,000	37,638
discretionary	Prosus NV	345,500	33,786
13.51%	Sony Group Corp.	224,700	21,874
	Naspers, Ltd., Class N	95,400	20,030
	Taylor Wimpey PLC	6,878,250	15,124
	Flutter Entertainment PLC (CDI)2	73,000	13,274
	Kering SA	14,379	12,566
	Galaxy Entertainment Group, Ltd.2	1,345,000	10,766
	Ferrari NV (EUR denominated)	50,000	10,316
	Alibaba Group Holding, Ltd.2	221,000	6,262
			181,636

Health care	Daiichi Sankyo Company, Ltd.	1,359,000	29,292
9.84%	Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
	Richter Gedeon Nyrt.	642,232	17,098
	Fresenius SE & Co. KGaA	283,701	14,800
	HOYA Corp.	85,000	11,270
	Novartis AG	113,564	10,349
	Chugai Pharmaceutical Co., Ltd.	228,900	9,070
	GlaxoSmithKline PLC	386,500	7,589
	Teva Pharmaceutical Industries, Ltd. (ADR)2	417,000	4,128
	NMC Health PLC2,3,4	304,610	4
			132,273

Materials	Vale SA, ordinary nominative shares	1,712,500	38,993
9.45%	Vale SA, ordinary nominative shares (ADR)	424,300	9,678
	Rio Tinto PLC	455,900	37,517
	Linde PLC	53,000	15,322
	Air Liquide SA, non-registered shares	79,200	13,867
	Akzo Nobel NV	93,955	11,609

			126,986

Communication	SoftBank Corp.	4,691,700	61,383
services	Yandex NV, Class A2	397,400	28,116
9.29%	Tencent Holdings, Ltd.	209,500	15,758
	Bilibili, Inc., Class Z (ADR)2	69,200	8,431
	SoftBank Group Corp.	106,600	7,461
	Rightmove PLC	423,500	3,804

			124,953

86American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Airbus SE, non-registered shares2	246,912	$ 31,749
8.65%	Ryanair Holdings PLC (ADR)2	179,000	19,370
	Singapore Technologies Engineering, Ltd.	5,270,000	15,167
	Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
	Komatsu, Ltd.	445,000	11,057
	LIXIL Corp.	385,000	9,956
	Aena SME, SA, non-registered shares	52,450	8,601
	Recruit Holdings Co., Ltd.	108,400	5,337

			116,228

Information	ASML Holding NV	47,800	32,840
technology	Avast PLC	3,804,000	25,774
8.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
	Nice, Ltd. (ADR)	73,400	18,163
	SUMCO Corp.	692,000	16,974

			115,319

Consumer staples	Imperial Brands PLC	1,848,572	39,815
7.27%	Treasury Wine Estates, Ltd.	2,607,742	22,842
	Philip Morris International, Inc.	140,000	13,875
	Pernod Ricard SA	39,400	8,746
	British American Tobacco PLC	216,802	8,397
	Kirin Holdings Company, Ltd.	209,500	4,085

			97,760

Utilities	ENN Energy Holdings, Ltd.	1,150,000	21,891
4.30%	Enel SpA	1,522,000	14,134
	Iberdrola, SA, non-registered shares	632,578	7,711
	E.ON SE	636,000	7,356
	SSE PLC	325,350	6,753

			57,845

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
3.18%	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
	Canadian Natural Resources, Ltd.	92,000	3,338
	Cenovus Energy ,Inc.	935,000	8,946
	TotalEnergies SE	104,750	4,739

			42,766

Real estate	China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
2.71%	Sun Hung Kai Properties, Ltd.	747,000	11,132
	Embassy Office Parks REIT	2,191,000	10,328

			36,475

	Total common stocks (cost: $890,370,000)		1,268,090
Preferred securities 0.97%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
0.97%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

	Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%

Principal amount	Value
(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 0.35%

	Brazil (Federative Republic of) 10.00% 2025	BRL22,000	$4,668
Corporate bonds, notes & loans 0.29%

Health care	Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 1,060	1,010
0.29%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,018
	Valeant Pharmaceuticals International, Inc. 6.125% 20255	1,808	1,855
	Total bonds, notes & other debt instruments (cost: $9,567,000)		8,551

Short-term securities 5.09%					Shares

Money market investments 5.04%

Capital Group Central Cash Fund 0.04%6,7					677,760		67,776

Money market investments purchased with collateral from securities on loan 0.05%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%6,8					349,750		350
Capital Group Central Cash Fund 0.04%6,7,8					2,827		282
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%6,8					1,857		2
							634

Total short-term securities (cost: $68,407,000)							68,410

Total investment securities 101.02% (cost: $975,794,000)							1,358,134
Other assets less liabilities (1.02)%							(13,681)

Net assets 100.00%						$1,344,453
Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%6	$31,755	$345,022	$308,992	$(6)	$(3)	$67,776	$19
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%6,8	—	2829				282	—10
Total short-term securities						68,058

Total 5.06%				$(6)	$(3)	$68,058	$19

88American Funds Insurance Series

International Growth and Income Fund (continued)

1All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.

6Rate represents the seven-day yield at 6/30/2021.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	89

Capital Income Builder

Investment portfolio June 30, 2021			unaudited
Common stocks 77.82%			Value
		Shares	(000)

Financials	JPMorgan Chase & Co.	83,343	$ 12,963
15.52%	Toronto-Dominion Bank (CAD denominated)	183,760	12,878
	Zurich Insurance Group AG	32,066	12,865
	Münchener Rückversicherungs-Gesellschaft AG	35,343	9,679
	PNC Financial Services Group, Inc.	50,003	9,539
	CME Group, Inc., Class A	36,313	7,723
	DNB ASA	254,365	5,542
	Power Corporation of Canada, subordinate voting shares	169,999	5,373
	DBS Group Holdings, Ltd.	239,306	5,305
	Principal Financial Group, Inc.	80,612	5,094
	Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
	American International Group, Inc.	97,550	4,643
	Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
	Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
	Intesa Sanpaolo SpA	1,467,194	4,053
	Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
	ING Groep NV	285,107	3,766
	Kaspi.kz JSC1	34,518	3,659
	Citigroup, Inc.	42,591	3,013
	KeyCorp	142,937	2,952
	Truist Financial Corp.	47,621	2,643
	Tryg A/S	106,254	2,608
	AIA Group, Ltd.	188,800	2,347
	Citizens Financial Group, Inc.	42,181	1,935
	Moscow Exchange MICEX-RTS PJSC	800,276	1,868
	East West Bancorp, Inc.	24,733	1,773
	PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
	B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
	National Bank of Canada	19,938	1,492
	U.S. Bancorp	25,853	1,473
	Travelers Companies, Inc.	9,654	1,445
	Swedbank AB, Class A	73,840	1,374
	China Merchants Bank Co., Ltd., Class H	160,500	1,370
	China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
	State Street Corp.	15,793	1,299
	Franklin Resources, Inc.	37,676	1,205
	BNP Paribas SA	15,079	945
	UBS Group AG	57,964	887
	Sberbank of Russia PJSC (ADR)	51,961	863
	Discover Financial Services	6,895	816
	Everest Re Group, Ltd.	3,090	779
	BlackRock, Inc.	827	724
	Webster Financial Corp.	13,504	720
	Euronext NV	6,323	688
	Banco Santander, SA	171,144	653
	Morgan Stanley	7,109	652
	Marsh & McLennan Companies, Inc.	4,495	632
	KBC Groep NV	8,123	619
	EFG International AG	57,297	470
	BOC Hong Kong (Holdings), Ltd.	127,000	431
	Wells Fargo & Company	8,520	386
	The Blackstone Group, Inc.	2,505	243
	South State Corp.	2,444	200
	Cullen/Frost Bankers, Inc.	1,550	174
	Skandinaviska Enskilda Banken AB, Class A	11,929	154
	IIFL Wealth Management, Ltd.	8,122	127
	TISCO Financial Group PCL, foreign registered shares	31,200	86
	Vontobel Holding AG	376	29

			161,170

90American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Broadcom, Inc.	73,782	$35,182
technology	Microsoft Corp.	75,404	20,427
9.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
	GlobalWafers Co., Ltd.	168,000	5,541
	Intel Corp.	88,986	4,996
	NetApp, Inc.	46,632	3,815
	Vanguard International Semiconductor Corp.	857,700	3,632
	KLA Corp.	7,476	2,424
	Automatic Data Processing, Inc.	11,545	2,293
	Paychex, Inc.	20,222	2,170
	Texas Instruments, Inc.	9,708	1,867
	Apple, Inc.	8,270	1,133
	QUALCOMM, Inc.	7,229	1,033
	Tokyo Electron, Ltd.	2,100	909
	Tripod Technology Corp.2	171,000	829
	Western Union Company	32,607	749
	International Business Machines Corp.	2,145	314
	BE Semiconductor Industries NV	2,742	233
	SINBON Electronics Co., Ltd.2	20,000	197
	FDM Group (Holdings) PLC	12,913	182

			99,453

Consumer staples	Philip Morris International, Inc.	266,353	26,398
9.20%	British American Tobacco PLC	353,229	13,681
	Nestlé SA	53,596	6,674
	General Mills, Inc.	96,775	5,897
	Altria Group, Inc.	121,956	5,815
	PepsiCo, Inc.	37,238	5,518
	Unilever PLC (GBP denominated)	81,677	4,780
	Coca-Cola Company	78,070	4,224
	Carlsberg A/S, Class B	18,594	3,466
	Imperial Brands PLC	149,897	3,228
	Danone SA	43,107	3,035
	Keurig Dr Pepper, Inc.	60,055	2,116
	ITC, Ltd.	772,549	2,107
	Kraft Heinz Company	49,619	2,023
	Anheuser-Busch InBev SA/NV	23,574	1,700
	Kimberly-Clark Corp.	9,419	1,260
	Reckitt Benckiser Group PLC	10,484	928
	Vector Group, Ltd.	62,743	887
	Procter & Gamble Company	5,682	767
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
	Viscofan, SA, non-registered shares	3,213	224
	Scandinavian Tobacco Group A/S	10,343	211
	Hilton Food Group PLC	9,039	137

			95,525

Health care	Amgen, Inc.	79,720	19,432
8.31%	Gilead Sciences, Inc.	250,519	17,251
	AbbVie, Inc.	87,233	9,826
	GlaxoSmithKline PLC	457,135	8,976
	Novartis AG	76,224	6,946
	Medtronic PLC	49,665	6,165
	AstraZeneca PLC	40,350	4,846
	Abbott Laboratories	29,261	3,392
	UnitedHealth Group, Inc.	6,641	2,659
	Merck & Co., Inc.	27,010	2,101
	Roche Holding AG, nonvoting non-registered shares	5,287	1,992
American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Eli Lilly and Company	5,987	$ 1,374
(continued)	Royalty Pharma PLC, Class A	31,087	1,274
	Organon & Co.2	1,852	56
			86,290

Real estate	Crown Castle International Corp. REIT	140,260	27,365
7.41%	VICI Properties, Inc. REIT	312,915	9,707
	Digital Realty Trust, Inc. REIT	49,293	7,417
	Gaming and Leisure Properties, Inc. REIT	113,388	5,253
	Link Real Estate Investment Trust REIT	476,818	4,621
	Federal Realty Investment Trust REIT	23,928	2,804
	MGM Growth Properties LLC REIT, Class A	68,972	2,526
	CK Asset Holdings, Ltd.	300,000	2,071
	TAG Immobilien AG	57,556	1,826
	Longfor Group Holdings, Ltd.	321,000	1,798
	Equinix, Inc. REIT	1,936	1,554
	Charter Hall Group REIT	129,795	1,511
	American Tower Corp. REIT	4,320	1,167
	Embassy Office Parks REIT	200,200	944
	CTP NV2	42,585	858
	Powergrid Infrastructure Investment Trust2	555,500	847
	Americold Realty Trust REIT	21,956	831
	Sun Hung Kai Properties, Ltd.	55,255	823
	Alexandria Real Estate Equities, Inc. REIT	4,454	810
	Mindspace Business Parks REIT	201,600	767
	Kimco Realty Corp. REIT	35,988	750
	China Resources Land, Ltd.	132,000	535
	PSP Swiss Property AG	1,512	192

			76,977

Utilities	Enel SpA	1,036,440	9,625
6.97%	Iberdrola, SA, non-registered shares	736,018	8,972
	DTE Energy Company	57,440	7,444
	E.ON SE	608,464	7,037
	Power Grid Corporation of India, Ltd.	1,687,070	5,275
	Duke Energy Corp.	44,351	4,378
	Exelon Corp.	96,088	4,258
	Dominion Energy, Inc.	53,419	3,930
	Southern Co.	53,857	3,259
	Entergy Corp.	27,180	2,710
	China Gas Holdings, Ltd.	631,600	1,928
	SSE PLC	91,281	1,895
	Engie SA	135,934	1,862
	National Grid PLC	144,076	1,835
	AES Corp.	62,187	1,621
	Endesa, SA	61,633	1,495
	Public Service Enterprise Group, Inc.	18,838	1,125
	Sempra Energy	6,993	927
	Edison International	9,921	574
	Power Assets Holdings, Ltd.	89,000	546
	Centrica PLC2	609,025	434
	Keppel Infrastructure Trust	908,536	375
	Guangdong Investment, Ltd.	220,000	316
	Ratch Group PCL, foreign registered shares	205,400	293
	CMS Energy Corp.	2,685	159
	NextEra Energy, Inc.	1,381	101

			72,374

92American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	TC Energy Corp. (CAD denominated)	150,611	$ 7,453
5.02%	TC Energy Corp.	45,730	2,264
	Chevron Corp.	91,856	9,621
	Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
	EOG Resources, Inc.	48,393	4,038
	Enbridge, Inc. (CAD denominated)	98,420	3,940
	Gazprom PJSC (ADR)	490,038	3,735
	ConocoPhillips	58,458	3,560
	TotalEnergies SE	65,989	2,986
	Royal Dutch Shell PLC, Class B	100,799	1,951
	Royal Dutch Shell PLC, Class B (ADR)	6,718	261
	BP PLC	355,878	1,551
	Equitrans Midstream Corp.	181,336	1,543
	Schlumberger, Ltd.	30,694	983
	Exxon Mobil Corp.	11,940	753
	Petronet LNG, Ltd.	96,578	293

			52,158

Materials	Vale SA, ordinary nominative shares (ADR)	455,362	10,387
4.76%	Vale SA, ordinary nominative shares	214,692	4,888
	Rio Tinto PLC	99,773	8,211
	BHP Group PLC	225,415	6,642
	LyondellBasell Industries NV	45,568	4,688
	Fortescue Metals Group, Ltd.	141,754	2,481
	Air Products and Chemicals, Inc.	8,081	2,325
	Dow Inc.	34,546	2,186
	Evonik Industries AG	49,826	1,671
	Asahi Kasei Corp.	146,600	1,611
	BASF SE	18,155	1,430
	Linde PLC	4,289	1,240
	Celanese Corp.	5,378	815
	Nexa Resources SA	43,598	382
	WestRock Co.	6,230	331
	Amcor PLC (CDI)	17,918	203

			49,491

Communication	Comcast Corp., Class A	217,877	12,423
services	SoftBank Corp.	690,000	9,028
4.61%	BCE, Inc.	124,515	6,140
	Verizon Communications, Inc.	70,618	3,957
	Koninklijke KPN NV	1,032,627	3,225
	HKT Trust and HKT, Ltd., units	1,927,240	2,626
	TELUS Corp.	103,494	2,321
	Indus Towers, Ltd.	450,711	1,447
	Nippon Telegraph and Telephone Corp.	45,100	1,175
	Vodafone Group PLC	659,561	1,107
	WPP PLC	80,334	1,083
	ITV PLC2	501,633	871
	Omnicom Group, Inc.	8,748	700
	ProSiebenSat.1 Media SE	33,506	666
	HKBN, Ltd.	526,000	637
	Zegona Communications PLC	128,515	264
	Sanoma Oyj	10,670	177

			47,847

Industrials	Raytheon Technologies Corp.	136,972	11,685
3.89%	VINCI SA	27,538	2,938
	Lockheed Martin Corp.	7,666	2,900
	BOC Aviation, Ltd.	340,200	2,870
American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Singapore Technologies Engineering, Ltd.	961,100	$ 2,766
(continued)	RELX PLC	93,520	2,483
	Trinity Industries, Inc.	72,684	1,954
	ABB, Ltd.	54,575	1,852
	Waste Management, Inc.	11,665	1,634
	Union Pacific Corp.	5,919	1,302
	CCR SA, ordinary nominative shares	448,936	1,214
	Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	47,238	971
	United Parcel Service, Inc., Class B	4,361	907
	Cummins, Inc.	3,685	898
	BAE Systems PLC	124,017	896
	Caterpillar, Inc.	2,653	577
	Deutsche Post AG	7,139	486
	ALD SA	27,810	417
	General Dynamics Corp.	2,115	398
	Melrose Industries PLC	111,714	240
	Honeywell International, Inc.	1,058	232
	L3Harris Technologies, Inc.	1,056	228
	Norfolk Southern Corp.	811	215
	Atlas Corp.	11,760	168
	Mitsubishi Corp.	4,400	120
	Stanley Black & Decker, Inc.	429	88

			40,439

Consumer	Home Depot, Inc.	13,586	4,332
discretionary	McDonald’s Corp.	15,471	3,574
2.55%	Industria de Diseño Textil, SA	65,535	2,309
	Kering SA	2,610	2,281
	Starbucks Corp.	19,872	2,222
	Midea Group Co., Ltd., Class A	183,600	2,028
	Cie. Financière Richemont SA, Class A	15,382	1,861
	Hasbro, Inc.	17,588	1,662
	Taylor Wimpey PLC	655,324	1,441
	YUM! Brands, Inc.	8,899	1,024
	LVMH Moët Hennessy-Louis Vuitton SE	1,167	915
	Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
	VF Corp.	9,432	774
	Sands China, Ltd.2	148,400	625
	SAIC Motor Corp., Ltd., Class A2	129,318	440
	Inchcape PLC	12,146	129
	Thule Group AB	2,169	96

			26,508

	Total common stocks (cost: $605,347,000)		808,232
Preferred securities 0.20%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016
technology
	Total preferred securities (cost: $1,193,000)		2,016
0.20%

Rights & warrants 0.00%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20232	7,130	5
discretionary
	Total rights & warrants (cost: $0)		5
0.00%

94American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%			Value
		Shares	(000)

Utilities	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$ 1,656
0.40%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
	AES Corp., convertible preferred units, 6.875% 2024	8,659	931
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573

			4,138

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228
technology

0.31%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20233	1,745	2,575
0.25%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 20223	7,000	845
0.08%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348
discretionary
	Total convertible stocks (cost: $8,553,000)		11,134
0.03%

Investment funds 2.94%

	Capital Group Central Corporate Bond Fund4	3,019,249	30,524
	Total investment funds (cost: $30,464,000)		30,524
Convertible bonds & notes 0.05%		Principal amount

		(000)

Consumer	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 20231	$392	536
discretionary
	Total convertible bonds & notes (cost: $395,000)		536
0.05%

Bonds, notes & other debt instruments 14.41%

U.S. Treasury bonds & notes 7.85%

U.S. Treasury	U.S. Treasury 0.125% 2022	15,750	15,756
6.31%	U.S. Treasury 0.125% 2022	5,850	5,852
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	1,625	1,624
	U.S. Treasury 0.125% 2023	2,200	2,198
	U.S. Treasury 0.125% 2023	2,000	1,997
	U.S. Treasury 0.125% 2023	1,125	1,123
	U.S. Treasury 0.125% 2023	1,025	1,024
	U.S. Treasury 0.375% 2025	907	897
	U.S. Treasury 0.75% 2026	7,803	7,764
	U.S. Treasury 0.75% 2026	3,850	3,828
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.875% 2026	6,300	6,608
	U.S. Treasury 2.00% 20265	2,800	2,955
	U.S. Treasury 0.50% 2027	2,900	2,813
	U.S. Treasury 1.25% 2028	1,350	1,355
American Funds Insurance Series	95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.625% 2031	$ 66	$67
(continued)	U.S. Treasury 1.125% 20405	2,400	2,070
	U.S. Treasury 1.875% 20515	5,328	5,074
			65,606

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20236	620	648
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20236	1,147	1,220
securities	U.S. Treasury Inflation-Protected Security 0.625% 20236	1,461	1,545
1.54%	U.S. Treasury Inflation-Protected Security 0.125% 20246	684	736
	U.S. Treasury Inflation-Protected Security 0.125% 20246	190	205
	U.S. Treasury Inflation-Protected Security 0.50% 20246	554	598
	U.S. Treasury Inflation-Protected Security 0.625% 20246	670	722
	U.S. Treasury Inflation-Protected Security 0.125% 20256	1,137	1,228
	U.S. Treasury Inflation-Protected Security 0.125% 20266	2,896	3,154
	U.S. Treasury Inflation-Protected Security 0.125% 20306	1,920	2,109
	U.S. Treasury Inflation-Protected Security 0.125% 20316	1,641	1,807
	U.S. Treasury Inflation-Protected Security 0.125% 20515,6	1,820	1,995
			15,967

	Total U.S. Treasury bonds & notes		81,573
Mortgage-backed obligations 3.44%

Federal agency	Fannie Mae Pool #695412 5.00% 20337	—8	—8
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20357	2	2
obligations	Fannie Mae Pool #AC0794 5.00% 20397	8	10
2.77%	Fannie Mae Pool #931768 5.00% 20397	2	2
	Fannie Mae Pool #AE0311 3.50% 20407	13	14
	Fannie Mae Pool #932606 5.00% 20407	4	5
	Fannie Mae Pool #AJ1873 4.00% 20417	7	8
	Fannie Mae Pool #AE1248 5.00% 20417	11	13
	Fannie Mae Pool #AE1274 5.00% 20417	8	9
	Fannie Mae Pool #AE1277 5.00% 20417	5	6
	Fannie Mae Pool #AE1283 5.00% 20417	3	3
	Fannie Mae Pool #AE1290 5.00% 20427	6	6
	Fannie Mae Pool #AT3954 3.50% 20437	4	4
	Fannie Mae Pool #AT0300 3.50% 20437	2	3
	Fannie Mae Pool #AY1829 3.50% 20447	4	4
	Fannie Mae Pool #AW8240 3.50% 20447	1	1
	Fannie Mae Pool #BJ5015 4.00% 20477	58	63
	Fannie Mae Pool #BH3122 4.00% 20477	1	1
	Fannie Mae Pool #BK6840 4.00% 20487	38	41
	Fannie Mae Pool #BK5232 4.00% 20487	30	32
	Fannie Mae Pool #BK9743 4.00% 20487	11	12
	Fannie Mae Pool #CA2804 4.50% 20487	426	459
	Fannie Mae Pool #BK9761 4.50% 20487	8	9
	Fannie Mae Pool #CA5540 3.00% 20507	4,629	4,915
	Fannie Mae Pool #BF0497 3.00% 20607	435	462
	Freddie Mac Pool #Q15874 4.00% 20437	2	2
	Freddie Mac Pool #G67711 4.00% 20487	359	393
	Freddie Mac Pool #Q56599 4.00% 20487	46	50
	Freddie Mac Pool #Q56175 4.00% 20487	34	37
	Freddie Mac Pool #Q55971 4.00% 20487	32	35
	Freddie Mac Pool #Q56576 4.00% 20487	25	27
	Freddie Mac Pool #Q55970 4.00% 20487	13	14
	Freddie Mac Pool #Q58411 4.50% 20487	93	103
	Freddie Mac Pool #Q58436 4.50% 20487	41	45
	Freddie Mac Pool #Q58378 4.50% 20487	33	36
	Freddie Mac Pool #Q57242 4.50% 20487	28	30
	Freddie Mac Pool #SD8158 3.50% 20517	25	26

96American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8164 3.50% 20517		$1	$1
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
obligations	3.00%	20567	337	353
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	20567,9	336	352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	20567,9	162	170
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20577,9	130	140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20577	107	116
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20577	30	32
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	20587	1,286	1,403
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	20587	910	959
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	20587	616	648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50%	20587	29	30
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20587	13	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20287	1,290	1,365
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75%	20297	1,899	2,000
	Government National Mortgage Assn. 2.00% 20517,10		1,580	1,606
	Government National Mortgage Assn. 2.50% 20517,10		2,106	2,176
	Government National Mortgage Assn. 3.50% 20517,10		42	44
	Government National Mortgage Assn. Pool #MA5764 4.50% 20497		982	1,048
	Government National Mortgage Assn. Pool #MA5877 4.50% 20497		110	118
	Government National Mortgage Assn. Pool #694836 5.661% 20597		1	1
	Government National Mortgage Assn. Pool #765152 4.14% 20617		—8	—8
	Government National Mortgage Assn. Pool #766525 4.70% 20627		—8	—8
	Government National Mortgage Assn. Pool #777452 3.63% 20637		5	5
	Government National Mortgage Assn. Pool #767639 3.89% 20637		1	2
	Government National Mortgage Assn. Pool #725893 5.20% 20647		—8	—8
	Government National Mortgage Assn. Pool #AA7554 6.64% 20647		1	1
	Uniform Mortgage-Backed Security 2.50% 20367,10		1,608	1,675
	Uniform Mortgage-Backed Security 3.00% 20517,10		1,595	1,660
	Uniform Mortgage-Backed Security 3.50% 20517,10		1,750	1,843
	Uniform Mortgage-Backed Security 4.00% 20517,10		3,425	3,650
	Uniform Mortgage-Backed Security 4.50% 20517,10		402	433
				28,727

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,7,9		260	262
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,7,9		163	164
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,7,9		164	164
originated)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,7,9		43	43
0.57%	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,7,9		189	190
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20591,7,9		159	160
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20611,7,9		99	99
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20521,7,9		1,000	1,002
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.892% 20531,7,9		175	175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 0.992% 20531,7,9		279	279
American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	MRA Issuance Trust, Series 2021-8, Class A1X,
mortgage-backed	(1-month USD-LIBOR + 1.15%) 1.26% 20211,7,9	$ 406	$ 406
obligations (privately	MRA Issuance Trust, Series 2020-10, Class A,
originated)	(1-month USD-LIBOR + 1.70%) 1.786% 20221,7,9	1,586	1,587
(continued)	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,7,9	68	68
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,7,9	45	45
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,7,9	281	282
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,7,9	82	84
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,7,9	76	78
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,7,9	52	53
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,7,9	89	92
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,7,9	49	50
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,7	683	691
			5,974

Commercial	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20381,7,9	174	174
mortgage-backed	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 20381,7,9	100	100
securities	Extended Stay America Trust, Series 2021-ESH, Class A,
0.10%	(1-month USD-LIBOR + 1.08%) 1.155% 20381,7,9	100	100
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 20251,7,9	235	236
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD-LIBOR + 1.15%) 1.223% 20381,7,9	300	302
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 3.342% 20491,7,9	150	153
			1,065

	Total mortgage-backed obligations		35,766
Corporate bonds, notes & loans 2.45%

Energy	Apache Corp. 4.25% 2030	385	407
0.53%	BP Capital Markets America, Inc. 3.633% 2030	360	404
	Cenovus Energy, Inc. 5.40% 2047	75	93
	Cheniere Energy, Inc. 3.70% 2029	252	275
	Enbridge Energy Partners LP 7.375% 2045	37	58
	Energy Transfer Operating LP 5.00% 2050	341	395
	Energy Transfer Partners LP 5.30% 2047	60	70
	Energy Transfer Partners LP 6.00% 2048	76	96
	Energy Transfer Partners LP 6.25% 2049	150	197
	EQT Corp. 5.00% 2029	35	39
	EQT Corp. 3.625% 20311	20	21
	Equinor ASA 2.375% 2030	365	377
	Exxon Mobil Corp. 2.995% 2039	200	206
	MPLX LP 5.50% 2049	625	811
	New Fortress Energy, Inc. 6.50% 20261	80	82
	NGL Energy Operating LLC 7.50% 20261	80	84
	ONEOK, Inc. 3.10% 2030	42	44
	ONEOK, Inc. 4.95% 2047	51	60
	ONEOK, Inc. 7.15% 2051	97	143
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
	Petrobras Global Finance Co. 5.60% 2031	150	168
	Petróleos Mexicanos 7.69% 2050	75	72
	Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
	Shell International Finance BV 2.00% 2024	420	437
	TransCanada PipeLines, Ltd. 5.10% 2049	425	559

			5,491

98American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Bayerische Motoren Werke AG 4.15% 20301	$ 290	$ 338
discretionary	Carnival Corp. 11.50% 20231	425	479
0.42%	General Motors Company 5.95% 2049	90	123
	Marriott International, Inc. 2.85% 2031	50	51
	Royal Caribbean Cruises, Ltd. 10.875% 20231	600	684
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,145	1,321
	Toyota Motor Credit Corp. 2.15% 2022	505	517
	Toyota Motor Credit Corp. 2.60% 2022	856	867

			4,380

Communication	AT&T, Inc. 3.50% 2041	75	78
services	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	360	367
0.40%	CenturyLink, Inc. 7.50% 2024	300	337
	SBA Tower Trust 1.631% 20261	253	254
	Sprint Corp. 11.50% 2021	1,425	1,480
	Sprint Corp. 6.875% 2028	325	417
	T-Mobile US, Inc. 3.875% 2030	625	701
	T-Mobile US, Inc. 3.50% 2031	275	285
	Verizon Communications, Inc. 1.45% 2026	125	126
	Walt Disney Company 4.625% 2040	120	153

			4,198

Health care	AbbVie, Inc. 4.25% 2049	92	111
0.37%	AstraZeneca Finance LLC 1.75% 2028	65	65
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.375% 2025	200	219
	AstraZeneca PLC 3.00% 2051	11	11
	Centene Corp. 4.625% 2029	530	584
	Centene Corp. 3.375% 2030	179	187
	Johnson & Johnson 1.30% 2030	100	97
	Merck & Co., Inc. 3.40% 2029	110	123
	Pfizer, Inc. 2.70% 2050	425	424
	Tenet Healthcare Corp. 7.50% 20251	325	352
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263

			3,808

Utilities	AEP Transmission Co. LLC 3.80% 2049	45	52
0.22%	American Electric Power Company, Inc. 3.65% 2021	300	304
	Edison International 4.125% 2028	132	140
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)11	120	141
	FirstEnergy Corp. 2.25% 2030	107	103
	FirstEnergy Corp. 2.65% 2030	493	492
	Pacific Gas and Electric Co. 2.95% 2026	97	99
	Pacific Gas and Electric Co. 3.75% 2028	105	110
	Pacific Gas and Electric Co. 4.65% 2028	284	313
	Pacific Gas and Electric Co. 2.50% 2031	375	352
	Southern California Edison Co., Series C, 3.60% 2045	206	206

			2,312

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Broadcom, Inc. 5.00% 2030	$420	$ 496
technology	Broadcom, Inc. 3.75% 20511	91	95
0.14%	Lenovo Group, Ltd. 5.875% 2025	400	453
	Oracle Corp. 2.875% 2031	140	146
	Oracle Corp. 3.60% 2050	150	154
	ServiceNow, Inc. 1.40% 2030	130	122

			1,466

Industrials	Boeing Company 2.70% 2022	300	306
0.14%	Boeing Company 2.75% 2026	91	95
	Boeing Company 5.15% 2030	284	337
	Boeing Company 5.805% 2050	95	128
	CSX Corp. 4.75% 2048	50	65
	General Electric Co. 3.625% 2030	215	240
	Masco Corp. 3.125% 2051	10	10
	Norfolk Southern Corp. 3.00% 2022	224	227

			1,408

Consumer staples	7-Eleven, Inc. 0.80% 20241	50	50
0.10%	7-Eleven, Inc. 0.95% 20261	60	59
	7-Eleven, Inc. 1.30% 20281	45	43
	7-Eleven, Inc. 1.80% 20311	325	311
	Altria Group, Inc. 3.70% 2051	25	24
	British American Tobacco PLC 4.54% 2047	73	78
	British American Tobacco PLC 4.758% 2049	130	141
	Constellation Brands, Inc. 3.15% 2029	190	204
	Kraft Heinz Company 3.00% 2026	93	99

			1,009

Financials	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	231	225
0.07%	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)11	227	221
	Navient Corp. 5.00% 2027	150	156
	New York Life Global Funding 3.00% 20281	150	163
			765

Materials	Dow Chemical Co. 3.60% 2050	75	81
0.04%	International Flavors & Fragrances, Inc. 1.832% 20271	100	100
	LYB International Finance III, LLC 4.20% 2050	75	87
	LYB International Finance III, LLC 3.625% 2051	102	108

			376

Real estate	Equinix, Inc. 1.55% 2028	25	24
0.02%	Equinix, Inc. 3.20% 2029	144	155
	Equinix, Inc. 2.50% 2031	47	48

			227

	Total corporate bonds, notes & loans		25,440
Asset-backed obligations 0.56%

	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20271,7	197	203
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20271,7	100	106
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,7	372	379
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,7	95	96
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20601,7	95	97
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20601,7	95	97

100American Funds Insurance Series

Capital Income Builder (continued)

	Bonds, notes & other debt instruments (continued)	Principal amount	Value
		(000)	(000)

	Asset-backed obligations (continued)

	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,7	$335	$338
	Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20231,7	85	85
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20371,7	175	174
	Freedom Financial, Series 2021-2, Class A, 0.68% 20281,7	106	106
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20451,7	642	654
	GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20461,7	100	101
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,7	163	171
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20251,7	247	248
	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20251,7	100	100
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20271,7	268	269
	Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20271,7	100	101
	Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20271,7	100	101
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,7	85	84
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,7	221	222
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,7	324	324
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20621,7	631	633
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,7	100	101
	Oportun Funding LLC, Series 2021-B, Class A, 1.47% 20311,7	100	100
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,7,9	211	213
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,7	112	110
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20341,7,9	335	336
	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20231,7	229	230
			5,779
	Bonds & notes of governments & government agencies outside the U.S. 0.08%

	Peru (Republic of) 2.783% 2031	190	194
	Portuguese Republic 5.125% 2024	18	21
	Qatar (State of) 4.50% 2028	200	236
	Saudi Arabia (Kingdom of) 3.625% 2028	200	221
	United Mexican States 3.25% 2030	200	207

			879
Municipals 0.03%

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265
0.03%
	Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

	Short-term securities 4.73%	Shares

	Money market investments 4.67%

	Capital Group Central Cash Fund 0.04%4,12	485,540	48,554

	Money market investments purchased with collateral from securities on loan 0.06%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%12,13	323,395	323
	Capital Group Central Cash Fund 0.04%4,12,13	2,615	261
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%12,13	1,717	2
			586

	Total short-term securities (cost: $49,145,000)		49,140

	Total investment securities 101.22% (cost: $841,703,000)		1,051,289
	Other assets less liabilities (1.22)%		(12,692)

	Net assets 100.00%		$1,038,597

American Funds Insurance Series	101

Capital Income Builder (continued)

Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount14	6/30/202115	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Long	19	December 2022	$ 4,750	$ 4,725	$1
2 Year U.S. Treasury Note Futures		Short	1	October 2021	(200)	(220)	—8
5 Year U.S. Treasury Note Futures		Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures		Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures		Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures		Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures		Long	67	September 2021	6,700	12,910	506

							$474
Forward currency contracts

Contract amount							Unrealized
							depreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

MXN2,000	USD101		HSBC Bank		7/16/2021		$(1)
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	appreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	0.337%	5/18/2025		$18,500	$297	$—	$297
3-month USD-LIBOR	0.5935%	5/18/2030		7,200	465	—	465
3-month USD-LIBOR	0.807%	5/18/2050		1,800	405	—	405

						$—	$1,167
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
					Value at	premium	appreciation
Receive/			Expiration	Notional	6/30/2021	paid	at 6/30/2021
Payment frequency	Pay		date	(000)	(000)	(000)	(000)

5.00%/Quarterly	CDX.NA.HY.36		6/20/2026	$2,975	$304	$265	$39

102American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$—	$30,464	$—	$ —	$60	$30,524	$ 5
Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%12	56,762	148,067	156,269	(1)	(5)	48,554	24
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%12,13	—	26116				261	—17
Total short-term securities						48,815

Total 7.64%				$(1)	$55	$79,339	$29

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Purchased on a TBA basis.

11Step bond; coupon rate may change at a later date.

12Rate represents the seven-day yield at 6/30/2021.

13Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14Notional amount is calculated based on the number of contracts and notional contract size.

15Value is calculated based on the notional amount and current market price.

16Represents net activity. Refer to Note 5 for more information on securities lending.

17Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	103
Asset Allocation Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 69.73%			Value
		Shares	(000)

Information	Microsoft Corp.	4,691,061	$1,270,808
technology	Broadcom, Inc.	1,545,598	737,003
15.66%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
	ASML Holding NV (New York registered) (ADR)	770,900	532,568
	MKS Instruments, Inc.	1,700,000	302,515
	VeriSign, Inc.1	1,100,000	250,459
	Flex, Ltd.1	13,000,000	232,310
	Dell Technologies, Inc., Class C1	2,000,000	199,340
	Mastercard, Inc., Class A	538,000	196,418
	Visa, Inc., Class A	620,200	145,015
	PayPal Holdings, Inc.1	386,300	112,599
	DocuSign, Inc.1	242,000	67,656
	RingCentral, Inc., Class A1	221,100	64,247
	Shopify, Inc., Class A, subordinate voting shares1	41,500	60,631
	Intel Corp.	1,075,000	60,350
	Concentrix Corp.1	367,827	59,147
	NVIDIA Corp.	68,566	54,860
	Okta, Inc., Class A1	174,680	42,741
	Apple, Inc.	150,000	20,544

			5,065,489

Financials	Chubb, Ltd.	2,200,000	349,668
11.77%	First Republic Bank	1,580,000	295,729
	Capital One Financial Corp.	1,750,000	270,707
	Synchrony Financial	4,750,000	230,470
	The Blackstone Group, Inc.	2,295,950	223,029
	Bank of America Corp.	5,250,000	216,457
	CME Group, Inc., Class A	977,200	207,831
	JPMorgan Chase & Co.	1,335,000	207,646
	Apollo Global Management, Inc., Class A	2,769,732	172,277
	Sberbank of Russia PJSC (ADR)	9,788,000	162,530
	Nasdaq, Inc.	844,100	148,393
	Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
	Arch Capital Group, Ltd.1	3,234,000	125,932
	Intercontinental Exchange, Inc.	1,055,000	125,228
	MSCI, Inc.	225,200	120,050
	KKR & Co., Inc.	1,968,000	116,584
	Western Alliance Bancorporation	1,182,849	109,827
	Citigroup, Inc.	1,500,000	106,125
	PNC Financial Services Group, Inc.	500,000	95,380
	Ares Management Corp., Class A	1,015,403	64,569
	Brookfield Asset Management, Inc., Class A	1,260,000	64,235
	RenaissanceRe Holdings, Ltd.	357,000	53,129
	BlackRock, Inc.	56,000	48,998
	S&P Global, Inc.	102,000	41,866
	Bright Health Group, Inc.1,2	1,974,816	33,888
	SLM Corp.	1,579,600	33,077
	Berkshire Hathaway, Inc., Class A1	61	25,535
	Progressive Corp.	105,000	10,312
	The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
	Jonah Energy Parent LLC1,3,4	32,117	482
			3,805,415

Health care	Johnson & Johnson	3,150,000	518,931
8.81%	UnitedHealth Group, Inc.	1,235,800	494,864
	Humana Inc.	865,000	382,953
	Cigna Corp.	1,100,000	260,777
	Abbott Laboratories	2,000,000	231,860
	CVS Health Corp.	1,478,000	123,324
	Vertex Pharmaceuticals, Inc.1	567,500	114,425

104American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Gilead Sciences, Inc.	1,600,000	$ 110,176
(continued)	Regeneron Pharmaceuticals, Inc.1	150,000	83,781
	Daiichi Sankyo Company, Ltd.	3,873,900	83,497
	Eli Lilly and Company	335,969	77,112
	Cortexyme, Inc.1,2	1,218,038	64,556
	IDEXX Laboratories, Inc.1	94,102	59,430
	Thermo Fisher Scientific, Inc.	116,000	58,519
	AbCellera Biologics, Inc.1	1,720,641	37,854
	AbCellera Biologics, Inc.1,2	625,100	13,752
	Centene Corp.1	562,770	41,043
	Allakos, Inc.1	293,700	25,073
	Ultragenyx Pharmaceutical, Inc.1	217,400	20,729
	Rotech Healthcare, Inc.1,3,4,5	184,138	19,795
	Viatris, Inc.	1,121,937	16,032
	NuCana PLC (ADR)1,6	2,977,153	8,247
	Pfizer, Inc.	102,973	4,032

			2,850,762

Consumer	Amazon.com, Inc.1	129,174	444,379
discretionary	Home Depot, Inc.	1,246,000	397,337
8.23%	Aramark	8,500,000	316,625
	General Motors Company1	3,750,000	221,887
	LVMH Moët Hennessy-Louis Vuitton SE	256,896	201,442
	Kontoor Brands, Inc.6	3,000,000	169,230
	Hilton Worldwide Holdings, Inc.1	1,256,949	151,613
	NVR, Inc.1	25,000	124,333
	Darden Restaurants, Inc.	769,109	112,282
	Dollar General Corp.	487,187	105,422
	Royal Caribbean Cruises, Ltd.1	1,014,324	86,502
	Caesars Entertainment, Inc.1	828,892	85,998
	VF Corp.	750,000	61,530
	Booking Holdings, Inc.1	25,500	55,796
	Chipotle Mexican Grill, Inc.1	27,500	42,634
	Restaurant Brands International, Inc.	595,000	38,342
	Xpeng, Inc., Class A (ADR)1	703,800	31,263
	Dr. Martens PLC1	2,375,000	14,620
			2,661,235

Communication	Charter Communications, Inc., Class A1	785,000	566,338
services	Alphabet, Inc., Class C1	157,000	393,492
6.15%	Facebook, Inc., Class A1	1,129,100	392,599
	Comcast Corp., Class A	6,262,910	357,111
	Netflix, Inc.1	226,700	119,745
	Tencent Holdings, Ltd.	965,000	72,584
	New York Times Co., Class A	1,450,000	63,148
	Activision Blizzard, Inc.	265,000	25,292

			1,990,309

Consumer staples	Philip Morris International, Inc.	9,880,421	979,249
6.02%	Nestlé SA	2,500,000	311,321
	Altria Group, Inc.	4,422,060	210,844
	British American Tobacco PLC (ADR)	3,919,700	154,084
	British American Tobacco PLC	1,060,000	41,056
	Archer Daniels Midland Company	2,000,000	121,200
	Mondelez International, Inc.	1,200,000	74,928
	Avenue Supermarts, Ltd.1	970,539	43,664
	Costco Wholesale Corp.	26,000	10,287

			1,946,633

American Funds Insurance Series	105

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	LyondellBasell Industries NV	3,417,103	$ 351,517
4.59%	Dow Inc.	4,800,000	303,744
	Vale SA, ordinary nominative shares	9,325,400	212,333
	Franco-Nevada Corp.	889,870	129,137
	Rio Tinto PLC	1,250,000	102,866
	Royal Gold, Inc.	845,000	96,414
	Nucor Corp.	1,000,000	95,930
	First Quantum Minerals, Ltd.	2,775,000	63,957
	Allegheny Technologies, Inc.1	2,589,437	53,990
	Newmont Corp.	700,000	44,366
	Wheaton Precious Metals Corp.	480,000	21,154
	Sherwin-Williams Company	37,000	10,081

			1,485,489

Industrials	Northrop Grumman Corp.	768,400	279,260
3.49%	CSX Corp.	6,705,369	215,108
	Lockheed Martin Corp.	486,000	183,878
	L3Harris Technologies, Inc.	803,000	173,568
	TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
	Boeing Company1	183,000	43,840
	Waste Management, Inc.	249,000	34,887
	Honeywell International, Inc.	152,000	33,341
	Cintas Corp.	41,000	15,662
	New AMI I, LLC1,3,4	1,588,250	13,818
	Chart Industries, Inc.1	68,000	9,950
	Copart, Inc.1	75,000	9,887
	Axon Enterprise, Inc.1	50,600	8,946
			1,129,005

Energy	Chevron Corp.	2,000,000	209,480
2.45%	Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
	Pioneer Natural Resources Company	927,000	150,656
	EOG Resources, Inc.	1,352,400	112,844
	Suncor Energy, Inc.	4,000,000	95,805
	ConocoPhillips	362,500	22,076
	Chesapeake Energy Corp.	330,437	17,157
	Chesapeake Energy Corp.3,7	1,970	98
	Scorpio Tankers, Inc.	345,000	7,607
	Euronav NV	750,000	6,990
	Oasis Petroleum, Inc.	48,721	4,899
	Extraction Oil & Gas, Inc.1	42,743	2,347
	Extraction Oil & Gas, Inc.1,3,5,7	22,469	1,184
	Weatherford International1	144,755	2,635
	Diamond Offshore Drilling, Inc.1	247,104	1,569
	Diamond Offshore Drilling, Inc.1,3,4,7	86,354	461
	McDermott International, Ltd.1	40,219	20
			792,471

Real estate	VICI Properties, Inc. REIT	5,165,000	160,218
1.87%	Crown Castle International Corp. REIT	526,000	102,623
	MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
	American Tower Corp. REIT	328,100	88,633
	Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
	PotlatchDeltic Corp. REIT	1,000,000	53,150
	STORE Capital Corp. REIT	534,137	18,433
	Equinix, Inc. REIT	13,000	10,434

			603,494

106American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Enel SpA	24,000,000	$ 222,883
0.69%
	Total common stocks (cost: $12,611,364,000)		22,553,185

Preferred securities 0.00%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,3,4,7	450	317
0.00%
	Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%

Energy	Chesapeake Energy Corp., Class B, warrants, expire 20261	16,601	395
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20241,3,4	4,392	—8
	Total rights & warrants (cost: $723,000)		395
Convertible stocks 0.49%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192
technology

0.28%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20237	37,778	47,698
0.15%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	13,300	19,621
0.06%
	Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%

Capital Group Central Corporate Bond Fund6

Total investment funds (cost: $1,677,900,000)

Bonds, notes & other debt instruments 21.02%

166,290,561 1,681,198

1,681,198

Principal amount (000)

U.S. Treasury bonds & notes 7.15%

U.S. Treasury	U.S. Treasury 1.50% 2021	$3,777	3,786
5.54%	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	428
	U.S. Treasury 2.75% 2021	19,232	19,339
	U.S. Treasury 0.125% 2022	83,545	83,573
	U.S. Treasury 0.125% 2022	10,000	10,003
	U.S. Treasury 1.375% 2022	5,000	5,039
	U.S. Treasury 1.375% 2022	280	285
	U.S. Treasury 1.50% 2022	9,407	9,564
	U.S. Treasury 1.625% 2022	94	96
	U.S. Treasury 1.875% 2022	80,000	80,963
	U.S. Treasury 2.125% 2022	37,000	38,083
	U.S. Treasury 0.125% 2023	44,825	44,776
	U.S. Treasury 0.25% 2023	30,000	30,007
	U.S. Treasury 2.25% 2023	5,000	5,236
	U.S. Treasury 2.375% 2023	5,000	5,173
	U.S. Treasury 2.75% 2023	15,000	15,693
	U.S. Treasury 0.25% 2024	15,000	14,940
	U.S. Treasury 1.50% 2024	22,500	23,218
American Funds Insurance Series	107

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.50% 2024	$907	$936
(continued)	U.S. Treasury 2.125% 2024	5,000	5,235
	U.S. Treasury 2.25% 2024	5,000	5,242
	U.S. Treasury 2.375% 2024	70,000	74,114
	U.S. Treasury 2.50% 2024	225,000	237,378
	U.S. Treasury 2.50% 2024	700	742
	U.S. Treasury 0.25% 2025	43,812	43,080
	U.S. Treasury 2.50% 2025	3,500	3,738
	U.S. Treasury 2.75% 2025	3,229	3,493
	U.S. Treasury 3.00% 2025	10,000	10,957
	U.S. Treasury 0.375% 2026	75,000	73,506
	U.S. Treasury 0.50% 2026	109,869	108,216
	U.S. Treasury 0.75% 2026	155,473	154,692
	U.S. Treasury 1.50% 2026	500	515
	U.S. Treasury 1.625% 2026	60,000	62,137
	U.S. Treasury 1.625% 2026	27,000	27,963
	U.S. Treasury 1.625% 2026	7,000	7,257
	U.S. Treasury 1.625% 2026	1,500	1,555
	U.S. Treasury 0.50% 2027	36,300	35,114
	U.S. Treasury 0.50% 2027	20,000	19,362
	U.S. Treasury 0.625% 2027	7,109	6,873
	U.S. Treasury 1.125% 2027	762	768
	U.S. Treasury 2.25% 2027	78,250	83,638
	U.S. Treasury 2.375% 2027	880	947
	U.S. Treasury 2.875% 2028	5,217	5,796
	U.S. Treasury 0.625% 2030	20,225	18,902
	U.S. Treasury 0.875% 2030	6,640	6,314
	U.S. Treasury 1.50% 2030	36,651	37,011
	U.S. Treasury 1.625% 2031	43,766	44,447
	U.S. Treasury 1.125% 2040	62,775	54,148
	U.S. Treasury 1.375% 2040	52,695	47,285
	U.S. Treasury 2.50% 2046	3,755	4,062
	U.S. Treasury 3.00% 2047	9,355	11,103
	U.S. Treasury 3.00% 2048	336	400
	U.S. Treasury 2.25% 2049	15,000	15,510
	U.S. Treasury 2.375% 20499	75,000	79,708
	U.S. Treasury 1.375% 20509	12,500	10,514
	U.S. Treasury 2.00% 2050	13,825	13,555
	U.S. Treasury 1.875% 20519	90,207	85,914
			1,792,428

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 202410	88,451	95,404
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 202410	89,695	96,628
securities	U.S. Treasury Inflation-Protected Security 0.125% 202510	24,052	26,195
1.61%	U.S. Treasury Inflation-Protected Security 0.125% 202510	23,773	25,678
	U.S. Treasury Inflation-Protected Security 0.125% 202610	23,975	26,106
	U.S. Treasury Inflation-Protected Security 0.75% 202810	18,613	21,362
	U.S. Treasury Inflation-Protected Security 0.875% 202910	20,983	24,287
	U.S. Treasury Inflation-Protected Security 0.125% 203010	24,083	26,456
	U.S. Treasury Inflation-Protected Security 0.125% 203110	24,255	26,707
	U.S. Treasury Inflation-Protected Security 1.00% 204910	105,122	140,951
	U.S. Treasury Inflation-Protected Security 0.25% 205010	4,332	4,890
	U.S. Treasury Inflation-Protected Security 0.125% 205110	6,153	6,745
			521,409

	Total U.S. Treasury bonds & notes		2,313,837

108American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 7.00%

Financials	ACE INA Holdings, Inc. 2.875% 2022	$ 3,880	$ 3,996
1.15%	ACE INA Holdings, Inc. 3.35% 2026	880	967
	ACE INA Holdings, Inc. 4.35% 2045	400	506
	Advisor Group Holdings, LLC 6.25% 20287	3,130	3,309
	AG Merger Sub II, Inc. 10.75% 20277	2,920	3,252
	Ally Financial, Inc. 8.00% 2031	3,000	4,225
	American International Group, Inc. 2.50% 2025	15,800	16,686
	American International Group, Inc. 4.20% 2028	565	651
	Bangkok Bank PCL 3.733% 2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)11	2,428	2,524
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)11	6,000	6,305
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)11	2,500	2,479
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)11	2,345	2,556
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)11	16,000	15,569
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	3,700	3,610
	Bank of Nova Scotia 1.625% 2023	5,000	5,112
	BB&T Corp. 2.625% 2022	2,500	2,528
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
	Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
	Berkshire Hathaway, Inc. 3.125% 2026	500	547
	BNP Paribas 3.375% 20257	3,225	3,462
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)11	3,254	3,451
	CME Group, Inc. 3.75% 2028	3,425	3,908
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
	Commonwealth Bank of Australia 3.35% 20247	1,000	1,079
	Commonwealth Bank of Australia 2.688% 20317	7,575	7,581
	Compass Diversified Holdings 5.25% 20297	640	666
	Crédit Agricole SA 4.375% 20257	850	936
	Credit Suisse Group AG 3.80% 2023	1,625	1,723
	Credit Suisse Group AG 3.869% 2029
	(3-month USD-LIBOR + 1.41% on 1/12/2028)7,11	800	882
	Danske Bank AS 2.70% 20227	1,000	1,016
	FS Energy and Power Fund 7.50% 20237	2,995	3,102
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)11	3,425	3,373
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)11	390	437
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)11	4,036	4,126
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)11	2,000	2,095
	Groupe BPCE SA 2.75% 20237	600	622
	Groupe BPCE SA 5.70% 20237	2,250	2,492
	Groupe BPCE SA 5.15% 20247	3,710	4,135
	Groupe BPCE SA 1.00% 20267	6,100	6,020
	Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)7,11	2,250	2,210
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)11	1,500	1,530
	HSBC Holdings PLC 4.25% 2024	3,000	3,251
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)11	625	656
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)11	6,000	6,170
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)11	3,750	4,337
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)11	1,500	1,680
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
	Icahn Enterprises Finance Corp. 4.375% 20297	2,200	2,196
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
	Intesa Sanpaolo SpA 3.375% 20237	750	781
	Intesa Sanpaolo SpA 3.25% 20247	750	798
	Intesa Sanpaolo SpA 5.017% 20247	1,730	1,883
	Intesa Sanpaolo SpA 3.875% 20277	300	326
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)11	4,725	4,983
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)11	3,101	3,185
	JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)11	10,325	10,759
	JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)11	10,325	11,041
American Funds Insurance Series	109

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Kasikornbank PC HK 3.343% 2031
(continued)	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)11	$ 1,222	$ 1,253
	Ladder Capital Corp. 5.25% 20227	475	479
	Ladder Capital Corp. 4.25% 20277	3,757	3,764
	Lloyds Banking Group PLC 2.907% 2023
	(3-month USD-LIBOR + 0.81% on 11/7/2022)11	750	774
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)11	800	801
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
	LPL Financial Holdings, Inc. 4.625% 20277	2,200	2,286
	LPL Financial Holdings, Inc. 4.375% 20317	1,380	1,399
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
	Metropolitan Life Global Funding I 1.95% 20217	1,250	1,255
	MGIC Investment Corp. 5.25% 2028	1,175	1,247
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)11	300	317
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)11	3,766	3,709
	Morgan Stanley 3.125% 2026	325	352
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)11	3,290	3,315
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)11	2,000	2,095
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)11	856	908
	MSCI, Inc. 3.625% 20317	2,225	2,285
	Navient Corp. 6.50% 2022	2,550	2,662
	Navient Corp. 5.50% 2023	10,165	10,734
	Navient Corp. 7.25% 2023	725	802
	Navient Corp. 5.875% 2024	1,005	1,087
	Navient Corp. 6.125% 2024	8,030	8,691
	New York Life Global Funding 1.70% 20217	750	752
	New York Life Global Funding 2.35% 20267	590	619
	Owl Rock Capital Corp. 4.625% 20247	2,305	2,451
	Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
	Owl Rock Capital Corp. 4.00% 2025	102	109
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
	PNC Bank 2.55% 2021	4,000	4,034
	PNC Financial Services Group, Inc. 2.854% 202211	1,445	1,495
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
	Power Financial Corp., Ltd. 5.25% 2028	383	430
	Power Financial Corp., Ltd. 6.15% 2028	350	415
	Power Financial Corp., Ltd. 4.50% 2029	554	595
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
	Prudential Financial, Inc. 4.35% 2050	7,000	8,798
	Quicken Loans, LLC 3.625% 20297	1,505	1,489
	Rabobank Nederland 2.75% 2022	2,250	2,281
	Rabobank Nederland 4.375% 2025	4,500	5,028
	Royal Bank of Canada 1.15% 2025	4,711	4,739
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
	Springleaf Finance Corp. 6.125% 2024	4,550	4,903
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
	Starwood Property Trust, Inc. 5.50% 20237	1,160	1,217
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)7,11	2,800	3,194
	Toronto-Dominion Bank 2.65% 2024	625	662
	Toronto-Dominion Bank 0.75% 2025	5,375	5,328
	Travelers Companies, Inc. 4.00% 2047	860	1,048
	U.S. Bancorp 2.625% 2022	1,805	1,826
	U.S. Bancorp 2.375% 2026	4,000	4,236
	UBS Group AG 4.125% 20257	2,750	3,070

110American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	UniCredit SpA 3.75% 20227	$ 5,725	$ 5,864
(continued)	UniCredit SpA 6.572% 20227	475	490
	UniCredit SpA 4.625% 20277	625	702
	Wells Fargo & Company 2.164% 2026
	(3-month USD-LIBOR + 0.75% on 2/11/2025)11	8,000	8,308
	Wells Fargo & Company 2.879% 2030
	(3-month USD-LIBOR + 1.17% on 10/30/2029)11	729	773
	Westpac Banking Corp. 2.75% 2023	1,750	1,816
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)11	8,500	8,827
	Westpac Banking Corp. 2.668% 2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)11	3,325	3,275
	Westpac Banking Corp. 2.963% 2040	1,500	1,477

			370,553

Energy	Antero Midstream Partners LP 5.375% 20297	1,295	1,352
1.03%	Antero Resources Corp. 7.625% 20297	430	478
	Apache Corp. 4.875% 2027	2,150	2,331
	Apache Corp. 4.375% 2028	2,580	2,750
	Ascent Resources - Utica LLC 5.875% 20297	1,040	1,041
	BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
	Canadian Natural Resources, Ltd. 2.05% 2025	961	988
	Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
	Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
	Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
	Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
	Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
	Cheniere Energy Partners LP 4.00% 20317	4,485	4,692
	Cheniere Energy, Inc. 4.625% 20287	5,645	5,963
	Chesapeake Energy Corp. 4.875% 202212	7,225	208
	Chesapeake Energy Corp. 5.50% 20267	685	725
	Chesapeake Energy Corp. 5.875% 20297	590	639
	Chevron Corp. 1.995% 2027	2,631	2,717
	Chevron USA, Inc. 1.018% 2027	2,850	2,777
	CNX Resources Corp. 7.25% 20277	1,725	1,851
	CNX Resources Corp. 6.00% 20297	425	460
	Comstock Resources, Inc. 5.875% 20307	450	460
	ConocoPhillips 4.30% 20287	5,355	6,221
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)7,12,13	1,084	309
	Continental Resources, Inc. 5.75% 20317	1,430	1,714
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,4,7,13,14	204	204
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,4,13,14	185	185
	Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
	DT Midstream, Inc. 4.375% 20317	1,680	1,719
	Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
	Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
	Enbridge, Inc. 4.00% 2023	1,678	1,792
	Enbridge, Inc. 2.50% 2025	1,700	1,783
	Enbridge, Inc. 3.70% 2027	162	179
	Energy Transfer Operating LP 5.00% 2050	17,377	20,123
	Energy Transfer Partners LP 4.50% 2024	1,210	1,318
	Energy Transfer Partners LP 4.75% 2026	2,494	2,810
	Energy Transfer Partners LP 5.25% 2029	757	895
	Energy Transfer Partners LP 6.00% 2048	774	980
	Energy Transfer Partners LP 6.25% 2049	757	995
	Enterprise Products Operating LLC 4.90% 2046	500	620
	EQM Midstream Partners LP 4.125% 2026	686	704
American Funds Insurance Series	111

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQM Midstream Partners LP 6.50% 20277	$ 2,690	$ 3,007
(continued)	EQM Midstream Partners LP 5.50% 2028	2,588	2,802
	EQM Midstream Partners LP 4.75% 20317	1,635	1,687
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)11	1,295	1,512
	EQT Corp. 3.90% 2027	450	483
	EQT Corp. 5.00% 2029	340	380
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)11	1,110	1,448
	EQT Corp. 3.625% 20317	400	418
	Equinor ASA 3.00% 2027	4,000	4,350
	Equinor ASA 3.625% 2028	3,685	4,145
	Exxon Mobil Corp. 2.019% 2024	643	669
	Exxon Mobil Corp. 2.44% 2029	1,963	2,058
	Genesis Energy LP 5.625% 2024	575	579
	Genesis Energy LP 6.50% 2025	3,572	3,615
	Genesis Energy LP 8.00% 2027	595	626
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I LP 7.50% 20287	850	925
	Hess Midstream Partners LP 5.125% 20287	2,155	2,263
	Hilcorp Energy I LP 5.75% 20257	2,575	2,623
	Hilcorp Energy I LP 6.00% 20317	460	488
	Indigo Natural Resources LLC 5.375% 20297	1,355	1,418
	Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
	Marathon Oil Corp. 4.40% 2027	1,005	1,139
	MPLX LP 4.125% 2027	500	559
	MPLX LP 2.65% 2030	4,273	4,317
	MPLX LP 4.50% 2038	750	862
	MPLX LP 4.70% 2048	2,500	2,912
	MPLX LP 5.50% 2049	4,491	5,826
	NGL Energy Operating LLC 7.50% 20267	5,990	6,297
	NGL Energy Partners LP 6.125% 2025	4,907	4,463
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20297	4,265	4,546
	Oasis Petroleum, Inc. 6.375% 20267	765	799
	ONEOK, Inc. 5.85% 2026	7,997	9,463
	ONEOK, Inc. 5.20% 2048	2,500	3,069
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)7,13	986	746
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
	Petróleos Mexicanos 6.875% 20257	3,755	4,161
	Petróleos Mexicanos 5.35% 2028	1,870	1,841
	Phillips 66 2.15% 2030	1,181	1,163
	Phillips 66 Partners LP 3.55% 2026	160	174
	Phillips 66 Partners LP 4.68% 2045	400	459
	Phillips 66 Partners LP 4.90% 2046	275	329
	Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
	Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
	Plains All American Pipeline LP 3.80% 2030	113	121
	Range Resources Corp. 4.875% 2025	565	585
	Range Resources Corp. 8.25% 20297	520	587
	Rattler Midstream Partners LP 5.625% 20257	355	374
	Rockies Express Pipeline LLC 4.95% 20297	2,689	2,777
	SA Global Sukuk, Ltd. 1.602% 20267	10,915	10,919
	SA Global Sukuk, Ltd. 2.694% 20317	4,825	4,891
	Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
	Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
	Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
	Schlumberger BV 3.75% 20247	495	533
	Schlumberger BV 4.00% 20257	70	78
	Southwestern Energy Co. 6.45% 202511	1,760	1,952
	Southwestern Energy Co. 7.50% 2026	1,685	1,786
	Southwestern Energy Co. 7.75% 2027	450	489
	Southwestern Energy Co. 8.375% 2028	395	447
	Statoil ASA 2.75% 2021	1,925	1,942

112American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Statoil ASA 3.25% 2024	$2,850	$ 3,088
(continued)	Statoil ASA 4.25% 2041	2,000	2,447
	Suncor Energy, Inc. 3.10% 2025	3,687	3,943
	Suncor Energy, Inc. 3.75% 2051	184	199
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
	Sunoco LP 4.50% 20297	1,050	1,072
	Tallgrass Energy Partners LP 7.50% 20257	550	604
	Targa Resources Partners LP 5.875% 2026	1,350	1,422
	Targa Resources Partners LP 5.50% 2030	2,260	2,488
	Targa Resources Partners LP 4.875% 20317	1,065	1,154
	Targa Resources Partners LP 4.00% 20327	1,750	1,802
	Teekay Corp. 9.25% 20227	4,825	4,991
	Teekay Offshore Partners LP 8.50% 20237	3,550	3,265
	Total SE 2.986% 2041	9,544	9,737
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
	TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
	TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
	TransCanada PipeLines, Ltd. 4.875% 2048	700	887
	Valero Energy Corp. 4.00% 2029	4,000	4,471
	Weatherford International PLC 8.75% 20247	3,571	3,740
	Weatherford International PLC 11.00% 20247	9,918	10,327
	Western Gas Partners LP 4.50% 2028	4,468	4,787
	Western Midstream Operating LP 5.30% 203011	1,300	1,460
	Williams Companies, Inc. 3.50% 2030	6,730	7,356
	Williams Partners LP 4.30% 2024	85	92

			334,372

Health care	Abbott Laboratories 3.75% 2026	1,811	2,046
0.78%	AbbVie, Inc. 2.60% 2024	3,000	3,165
	AbbVie, Inc. 3.80% 2025	206	226
	AbbVie, Inc. 2.95% 2026	1,445	1,554
	AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
	Amgen, Inc. 2.20% 2027	2,429	2,524
	Anthem, Inc. 2.375% 2025	818	857
	AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
	AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
	AstraZeneca Finance LLC 2.25% 2031	146	148
	AstraZeneca PLC 3.375% 2025	8,140	8,914
	AstraZeneca PLC 3.00% 2051	573	594
	Bausch Health Companies, Inc. 5.00% 20287	1,735	1,649
	Bausch Health Companies, Inc. 5.25% 20317	1,610	1,507
	Bayer US Finance II LLC 3.875% 20237	1,685	1,805
	Becton, Dickinson and Company 2.894% 2022	508	519
	Becton, Dickinson and Company 3.363% 2024	435	466
	Becton, Dickinson and Company 3.70% 2027	7,000	7,782
	Boston Scientific Corp. 3.45% 2024	715	764
	Boston Scientific Corp. 1.90% 2025	5,856	6,046
	Boston Scientific Corp. 3.85% 2025	1,780	1,968
	Boston Scientific Corp. 3.75% 2026	645	716
	Boston Scientific Corp. 4.00% 2029	1,550	1,765
	Centene Corp. 4.25% 2027	565	596
	Centene Corp. 2.45% 2028	2,325	2,359
	Centene Corp. 4.625% 2029	4,785	5,268
	Centene Corp. 3.00% 2030	5,865	6,032
	Cigna Corp. 3.75% 2023	353	376
	Cigna Corp. 4.80% 2038	3,880	4,838
	CVS Health Corp. 4.30% 2028	588	676
	DaVita, Inc. 4.625% 20307	1,025	1,055
	Eli Lilly and Company 3.375% 2029	3,330	3,744
American Funds Insurance Series	113

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Encompass Health Corp. 4.50% 2028	$ 1,449	$ 1,505
(continued)	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20277	5,517	5,634
	Endo International PLC 5.75% 20227	7,340	6,780
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20297	1,560	1,531
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
	HCA, Inc. 5.375% 2025	515	582
	HCA, Inc. 3.50% 2030	2,650	2,825
	HealthSouth Corp. 5.75% 2025	2,685	2,768
	Jazz Securities DAC 4.375% 20297	975	1,012
	Mallinckrodt PLC 10.00% 20257	2,500	2,797
	Medtronic, Inc. 3.50% 2025	467	513
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
	Molina Healthcare, Inc. 3.875% 20307	2,899	3,023
	Novant Health, Inc. 3.168% 2051	3,750	3,945
	Novartis Capital Corp. 1.75% 2025	1,250	1,289
	Novartis Capital Corp. 2.00% 2027	2,386	2,482
	Owens & Minor, Inc. 4.375% 2024	5,615	5,874
	Owens & Minor, Inc. 4.50% 20297	3,685	3,791
	Par Pharmaceutical, Inc. 7.50% 20277	8,028	8,218
	Pfizer, Inc. 2.95% 2024	825	878
	Pfizer, Inc. 3.45% 2029	8,000	9,008
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)3,4,13,14,15	4,356	4,356
	Shire PLC 2.875% 2023	3,413	3,573
	Summa Health 3.511% 2051	1,655	1,752
	Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
	Tenet Healthcare Corp. 4.875% 20267	16,225	16,849
	Tenet Healthcare Corp. 4.25% 20297	2,060	2,088
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
	UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
	UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
	UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
	Valeant Pharmaceuticals International, Inc. 6.125% 20257	10,225	10,493
	Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135

			250,842

Industrials	Allison Transmission Holdings, Inc. 3.75% 20317	4,465	4,394
0.59%	Associated Materials, LLC 9.00% 20257	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 20277	2,025	2,115
	Avis Budget Group, Inc. 5.25% 20257	1,927	1,955
	Avis Budget Group, Inc. 5.375% 20297	1,750	1,825
	Avolon Holdings Funding, Ltd. 3.625% 20227	1,254	1,283
	Avolon Holdings Funding, Ltd. 3.95% 20247	1,587	1,693
	Avolon Holdings Funding, Ltd. 4.25% 20267	1,126	1,221
	Avolon Holdings Funding, Ltd. 4.375% 20267	1,975	2,149
	Boeing Company 4.875% 2025	1,555	1,743
	Boeing Company 2.75% 2026	13,000	13,589
	Boeing Company 3.10% 2026	251	266
	Boeing Company 3.25% 2028	7,700	8,172
	Boeing Company 5.15% 2030	1,100	1,304
	Boeing Company 3.625% 2031	3,450	3,714
	Boeing Company 3.60% 2034	6,250	6,601
	Boeing Company 3.50% 2039	250	251
	Boeing Company 3.75% 2050	1,300	1,343

114American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 5.805% 2050	$1,100	$1,484
(continued)	Bombardier, Inc. 7.50% 20247	1,950	2,040
	Bombardier, Inc. 7.125% 20267	1,500	1,572
	Bombardier, Inc. 7.875% 20277	2,720	2,825
	Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
	BWX Technologies, Inc. 4.125% 20297	1,025	1,046
	Canadian National Railway Company 3.20% 2046	930	965
	Clarivate Science Holdings Corp. 3.875% 20287	590	596
	Clarivate Science Holdings Corp. 4.875% 20297	520	534
	CoreLogic, Inc. 4.50% 20287	4,125	4,094
	CSX Corp. 3.80% 2028	3,135	3,537
	CSX Corp. 4.25% 2029	1,062	1,235
	CSX Corp. 4.30% 2048	1,125	1,370
	CSX Corp. 2.50% 2051	4,125	3,756
	Dun & Bradstreet Corp. 6.875% 20267	1,067	1,135
	General Dynamics Corp. 3.375% 2023	1,000	1,055
	General Dynamics Corp. 3.50% 2025	329	361
	General Dynamics Corp. 2.25% 2031	1,287	1,322
	General Electric Capital Corp. 4.418% 2035	1,200	1,440
	General Electric Co. 3.45% 2027	1,800	1,980
	Honeywell International, Inc. 2.30% 2024	2,640	2,773
	Honeywell International, Inc. 1.35% 2025	5,947	6,060
	Honeywell International, Inc. 2.70% 2029	1,470	1,580
	Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
	LSC Communications, Inc. 8.75% 20233,4,7,12	4,063	216
	Masco Corp. 1.50% 2028	774	756
	Masco Corp. 2.00% 2031	497	486
	Masco Corp. 3.125% 2051	230	229
	MasTec, Inc. 4.50% 20287	1,425	1,503
	Meritor, Inc. 4.50% 20287	1,025	1,041
	Mueller Water Products, Inc. 4.00% 20297	430	442
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20257	2,175	2,244
	Norfolk Southern Corp. 3.05% 2050	2,746	2,750
	Northrop Grumman Corp. 2.93% 2025	1,820	1,941
	Northrop Grumman Corp. 3.25% 2028	3,495	3,821
	Otis Worldwide Corp. 2.293% 2027	2,135	2,214
	Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
	Rolls-Royce PLC 5.75% 20277	765	844
	Siemens AG 1.20% 20267	3,887	3,892
	Siemens AG 1.70% 20287	3,700	3,725
	SkyMiles IP, Ltd. 4.75% 20287	3,975	4,422
	The Brink’s Co. 4.625% 20277	2,385	2,490
	TransDigm, Inc. 6.25% 20267	4,976	5,256
	TransDigm, Inc. 5.50% 2027	1,100	1,148
	Triumph Group, Inc. 6.25% 20247	970	988
	Triumph Group, Inc. 8.875% 20247	1,045	1,164
	Triumph Group, Inc. 7.75% 20257	875	901
	Union Pacific Corp. 3.15% 2024	1,287	1,374
	Union Pacific Corp. 3.75% 2025	4,255	4,720
	Union Pacific Corp. 2.15% 2027	2,318	2,410
	Union Pacific Corp. 2.40% 2030	2,414	2,497
	Union Pacific Corp. 2.891% 20367	6,375	6,633
	Union Pacific Corp. 3.75% 2070	546	603
	Union Pacific Corp. 3.799% 20717	545	607
	United Airlines Holdings, Inc. 6.50% 20277	2,200	2,425
	United Rentals, Inc. 3.875% 2031	1,050	1,070
	United Technologies Corp. 3.65% 2023	52	55
	United Technologies Corp. 3.95% 2025	3,155	3,510
	United Technologies Corp. 4.125% 2028	1,075	1,238
American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Vertical U.S. Newco, Inc. 5.25% 20277	$2,000	$ 2,110
(continued)	Vinci SA 3.75% 20297	1,167	1,319
	WESCO Distribution, Inc. 7.125% 20257	1,210	1,309
	WESCO Distribution, Inc. 7.25% 20287	1,320	1,472
			192,414

Communication	Alphabet, Inc. 1.998% 2026	3,000	3,140
services	Alphabet, Inc. 1.90% 2040	1,375	1,253
0.59%	Alphabet, Inc. 2.25% 2060	1,265	1,120
	AT&T, Inc. 2.25% 2032	1,000	983
	AT&T, Inc. 2.55% 20337	348	345
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20307	3,500	3,649
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20307	2,500	2,647
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20317	2,975	3,035
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20337	1,625	1,665
	CenturyLink, Inc. 6.75% 2023	2,500	2,776
	CenturyLink, Inc. 7.50% 2024	1,500	1,686
	CenturyLink, Inc. 5.125% 20267	800	833
	Comcast Corp. 2.35% 2027	4,000	4,199
	Comcast Corp. 3.20% 2036	375	403
	Comcast Corp. 3.90% 2038	250	288
	Comcast Corp. 4.60% 2038	2,000	2,483
	Comcast Corp. 2.80% 2051	791	762
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
	Discovery Communications, Inc. 3.625% 2030	1,407	1,536
	Embarq Corp. 7.995% 2036	5,000	5,675
	Fox Corp. 4.03% 2024	1,120	1,214
	Frontier Communications Corp. 5.875% 20277	2,225	2,386
	Frontier Communications Corp. 5.00% 20287	5,550	5,745
	Frontier Communications Corp. 6.75% 20297	3,550	3,782
	iHeartCommunications, Inc. 5.25% 20277	3,093	3,240
	Intelsat Jackson Holding Co. 8.00% 20247	7,275	7,525
	Intelsat Jackson Holding Co. 8.50% 20247,12	7,650	4,541
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 5.50%) 6.50% 202114,15	2,072	2,098
	Intelsat Jackson Holding Co., Term Loan, 6.625% 202415	1,400	1,429
	Liberty Global PLC 5.50% 20287	2,075	2,181
	Ligado Networks LLC 15.50% 2023 (100% PIK)7,13	2,397	2,367
	Live Nation Entertainment, Inc. 3.75% 20287	1,350	1,358
	MDC Partners, Inc. 7.50% 20247,11	3,225	3,269
	News Corp. 3.875% 20297	875	885
	Nexstar Broadcasting, Inc. 4.75% 20287	3,175	3,266
	SBA Tower Trust 1.631% 20267	8,707	8,718
	Scripps Escrow II, Inc. 3.875% 20297	1,100	1,093
	Sinclair Television Group, Inc. 4.125% 20307	1,175	1,156
	Sirius XM Radio, Inc. 4.625% 20247	3,345	3,441
	Sirius XM Radio, Inc. 4.00% 20287	2,150	2,217
	Sprint Corp. 7.625% 2026	4,125	5,043
	Sprint Corp. 6.875% 2028	7,550	9,692
	TEGNA, Inc. 4.75% 20267	2,350	2,506
	TEGNA, Inc. 5.00% 2029	1,000	1,049
	Tencent Holdings, Ltd. 3.68% 20417	1,320	1,418
	Tencent Holdings, Ltd. 3.84% 20517	1,780	1,922
	T-Mobile US, Inc. 1.50% 2026	500	505
	T-Mobile US, Inc. 2.05% 2028	325	331

116American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 3.375% 20297	$ 2,200	$ 2,276
services	T-Mobile US, Inc. 2.875% 2031	1,050	1,043
(continued)	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20237	13,201	13,191
	Univision Communications, Inc. 6.625% 20277	4,800	5,207
	Univision Communications, Inc. 4.50% 20297	3,475	3,509
	Verizon Communications, Inc. 2.10% 2028	1,835	1,875
	Verizon Communications, Inc. 2.875% 2050	2,500	2,381
	Virgin Media O2 4.25% 20317	2,075	2,041
	Virgin Media Secured Finance PLC 4.50% 20307	3,115	3,142
	Vodafone Group PLC 4.375% 2028	350	407
	Vodafone Group PLC 5.25% 2048	500	660
	Vodafone Group PLC 4.25% 2050	4,350	5,090
	Ziggo Bond Co. BV 5.125% 20307	1,775	1,820
	Ziggo Bond Finance BV 5.50% 20277	4,277	4,455
	Ziggo Bond Finance BV 4.875% 20307	725	744
			190,491

Utilities	AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
0.57%	Ameren Corp. 2.50% 2024	969	1,020
	Ameren Corp. 4.50% 2049	425	548
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
	Calpine Corp. 3.75% 20317	1,300	1,240
	CenterPoint Energy, Inc. 2.50% 2022	900	920
	CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
	CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
	Comisión Federal de Electricidad 4.75% 20277	645	722
	Commonwealth Edison Co. 4.35% 2045	1,085	1,354
	Commonwealth Edison Co. 4.00% 2048	2,600	3,132
	Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
	Consumers Energy Co. 4.05% 2048	3,017	3,674
	Dominion Resources, Inc. 2.00% 2021	665	665
	Dominion Resources, Inc. 2.75% 2022	800	809
	Dominion Resources, Inc. 2.85% 2026	750	799
	Dominion Resources, Inc., junior subordinated, 3.071% 202411	1,775	1,883
	DTE Energy Company 3.95% 2049	1,800	2,183
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
	Duke Energy Progress, Inc. 3.70% 2046	750	851
	Edison International 3.55% 2024	2,200	2,341
	EDP Finance BV 3.625% 20247	4,100	4,410
	Electricité de France SA 4.75% 20357	1,250	1,528
	Electricité de France SA 4.875% 20387	2,750	3,387
	Electricité de France SA 5.60% 2040	525	703
	Emera US Finance LP 3.55% 2026	320	350
	Enersis Américas SA 4.00% 2026	245	267
	Entergy Corp. 2.80% 2030	3,325	3,467
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
	Entergy Texas, Inc. 1.75% 2031	3,650	3,504
	Eversource Energy 3.80% 2023	2,730	2,932
	Exelon Corp., junior subordinated, 3.497% 202211	1,075	1,102
	FirstEnergy Corp. 3.40% 2050	5,275	5,184
	FirstEnergy Transmission LLC 2.866% 20287	675	700
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
	Northern States Power Co. 4.125% 2044	6,000	7,357
	NRG Energy, Inc. 3.625% 20317	2,250	2,214
	Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
	Pacific Gas and Electric Co. 2.10% 2027	125	122
American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 2.50% 2031	$14,750	$ 13,846
(continued)	Pacific Gas and Electric Co. 3.30% 2040	100	91
	Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
	Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
	PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
	PG&E Corp. 5.00% 2028	4,750	4,809
	PG&E Corp. 5.25% 2030	2,575	2,607
	Public Service Company of Colorado 2.25% 2022	2,000	2,027
	Public Service Company of Colorado 1.875% 2031	2,775	2,763
	Public Service Electric and Gas Co. 3.60% 2047	548	625
	Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
	Puget Energy, Inc. 6.00% 2021	1,823	1,840
	Southern California Edison Co. 2.85% 2029	4,450	4,626
	Southern California Edison Co. 6.00% 2034	2,500	3,245
	Southern California Edison Co. 5.35% 2035	3,000	3,804
	Southern California Edison Co. 5.75% 2035	675	886
	Southern California Edison Co. 4.875% 2049	3,745	4,446
	Southern California Gas Company 2.55% 2030	2,725	2,819
	Talen Energy Corp. 10.50% 20267	885	641
	Talen Energy Corp. 7.25% 20277	4,655	4,350
	Talen Energy Supply, LLC 7.625% 20287	1,575	1,476
	Union Electric Co. 2.625% 2051	5,625	5,396
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
	Xcel Energy, Inc. 2.60% 2029	1,950	2,029

			184,412

Consumer	Allied Universal Holdco LLC 4.625% 20287	1,660	1,665
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	2,656
0.56%	American Honda Finance Corp. 3.50% 2028	750	842
	Atlas LuxCo 4 SARL 4.625% 20287	1,065	1,070
	Bayerische Motoren Werke AG 2.25% 20237	300	311
	Bayerische Motoren Werke AG 3.45% 20237	1,870	1,965
	Bayerische Motoren Werke AG 0.80% 20247	1,532	1,540
	Caesars Entertainment, Inc. 6.25% 20257	3,315	3,518
	Carnival Corp. 11.50% 20237	5,575	6,281
	Carvana Co. 5.625% 20257	600	625
	Carvana Co. 5.50% 20277	2,496	2,584
	Carvana Co. 5.875% 20287	924	974
	Ford Motor Credit Company LLC 3.664% 2024	455	478
	Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
	Ford Motor Credit Company LLC 5.584% 2024	423	464
	Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
	Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
	Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
	Ford Motor Credit Company LLC 3.815% 2027	250	261
	General Motors Financial Co. 3.45% 2022	2,000	2,028
	General Motors Financial Co. 5.20% 2023	6,354	6,844
	General Motors Financial Co. 1.05% 2024	1,050	1,056
	General Motors Financial Co. 3.50% 2024	4,145	4,451
	General Motors Financial Co. 4.30% 2025	400	442
	General Motors Financial Co. 4.35% 2027	500	563
	Hanesbrands, Inc. 4.625% 20247	860	913
	Hanesbrands, Inc. 5.375% 20257	706	750
	Hanesbrands, Inc. 4.875% 20267	2,700	2,919
	Hilton Grand Vacations Borrower LLC 5.00% 20297	1,580	1,618
	Hilton Worldwide Holdings, Inc. 4.00% 20317	1,885	1,904

118American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Home Depot, Inc. 3.90% 2028	$ 825	$962
discretionary	Home Depot, Inc. 2.95% 2029	9,301	10,167
(continued)	Home Depot, Inc. 1.375% 2031	2,556	2,450
	Home Depot, Inc. 4.25% 2046	3,500	4,359
	Home Depot, Inc. 4.50% 2048	428	559
	Home Depot, Inc. 2.375% 2051	1,000	927
	Hyundai Capital America 3.25% 20227	480	495
	Hyundai Capital America 2.375% 20277	2,579	2,641
	International Game Technology PLC 6.50% 20257	4,555	5,113
	International Game Technology PLC 5.25% 20297	4,365	4,688
	Lithia Motors, Inc. 3.875% 20297	675	701
	Lithia Motors, Inc. 4.375% 20317	1,025	1,099
	Lowe’s Companies, Inc. 1.70% 2030	966	927
	Melco International Development, Ltd. 5.75% 20287	1,485	1,570
	MGM Growth Properties LLC 5.625% 2024	775	840
	MGM Growth Properties LLC 4.625% 20257	1,050	1,124
	MGM Growth Properties LLC 3.875% 20297	2,225	2,265
	Mohegan Gaming & Entertainment 8.00% 20267	3,400	3,557
	Neiman Marcus Group LLC 7.125% 20267	1,345	1,437
	Nissan Motor Co., Ltd. 3.522% 20257	3,000	3,206
	Nissan Motor Co., Ltd. 4.345% 20277	3,000	3,300
	Panther BF Aggregator 2 LP 6.25% 20267	500	533
	Royal Caribbean Cruises, Ltd. 11.50% 20257	1,925	2,221
	Royal Caribbean Cruises, Ltd. 4.25% 20267	2,120	2,120
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20257	2,347	2,573
	Scientific Games Corp. 8.625% 20257	1,260	1,381
	Scientific Games Corp. 8.25% 20267	6,905	7,414
	Scientific Games Corp. 7.00% 20287	950	1,040
	Scientific Games Corp. 7.25% 20297	1,615	1,826
	Tempur Sealy International, Inc. 4.00% 20297	1,070	1,087
	Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
	VICI Properties LP 4.625% 20297	995	1,059
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20257	2,100	2,148
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20277	450	459
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20307	3,100	3,192
	Volkswagen Group of America Finance, LLC 4.25% 20237	3,770	4,076
	Volkswagen Group of America Finance, LLC 4.625% 20257	3,845	4,386
	Volkswagen Group of America Finance, LLC 3.20% 20267	3,201	3,465
	Wyndham Destinations, Inc. 4.625% 20307	1,300	1,345
	Wyndham Worldwide Corp. 4.375% 20287	1,855	1,932
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20237	3,468	3,602
			180,699

Materials	Alcoa Netherlands Holding BV 4.125% 20297	950	992
0.53%	Anglo American Capital PLC 2.25% 20287	484	490
	Anglo American Capital PLC 2.625% 20307	11,275	11,334
	Anglo American Capital PLC 3.95% 20507	2,281	2,482
	Arconic Rolled Products Corp. 6.125% 20287	750	807
	Chevron Phillips Chemical Co. LLC 3.30% 20237	595	625
	Cleveland-Cliffs, Inc. 6.75% 20267	2,035	2,198
	Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
	Cleveland-Cliffs, Inc. 4.625% 20297	1,825	1,923
	Cleveland-Cliffs, Inc. 4.875% 20317	2,051	2,156
	CVR Partners LP 9.25% 20237	346	348
	CVR Partners LP 6.125% 20287	745	764
	Dow Chemical Co. 3.625% 2026	1,884	2,086
	Dow Chemical Co. 3.60% 2050	12,662	13,706
American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	First Quantum Minerals, Ltd. 7.25% 20237	$ 1,200	$ 1,225
(continued)	First Quantum Minerals, Ltd. 6.50% 20247	4,704	4,812
	First Quantum Minerals, Ltd. 7.50% 20257	11,350	11,805
	First Quantum Minerals, Ltd. 6.875% 20267	3,625	3,797
	First Quantum Minerals, Ltd. 6.875% 20277	3,240	3,535
	Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
	Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
	FXI Holdings, Inc. 7.875% 20247	2,226	2,305
	FXI Holdings, Inc. 12.25% 20267	4,392	5,071
	Glencore Funding LLC 4.125% 20247	945	1,019
	Hexion, Inc. 7.875% 20277	2,045	2,209
	International Flavors & Fragrances, Inc. 1.832% 20277	5,400	5,390
	International Flavors & Fragrances, Inc. 3.468% 20507	2,285	2,379
	International Paper Co. 7.30% 2039	2,005	3,111
	Joseph T. Ryerson & Son, Inc. 8.50% 20287	1,148	1,278
	LSB Industries, Inc. 9.625% 20237	5,170	5,322
	LYB International Finance III, LLC 2.25% 2030	2,275	2,275
	LYB International Finance III, LLC 3.375% 2040	10,848	11,261
	LYB International Finance III, LLC 3.625% 2051	9,787	10,358
	LYB International Finance III, LLC 3.80% 2060	1,186	1,257
	Methanex Corp. 5.125% 2027	4,750	5,137
	Mosaic Co. 3.25% 2022	1,125	1,165
	Mosaic Co. 4.05% 2027	1,050	1,178
	Praxair, Inc. 1.10% 2030	2,938	2,765
	SCIH Salt Holdings, Inc. 4.875% 20287	1,185	1,188
	SCIH Salt Holdings, Inc. 6.625% 20297	1,230	1,235
	Sherwin-Williams Company 2.75% 2022	29	30
	Sherwin-Williams Company 3.125% 2024	275	294
	Sherwin-Williams Company 3.80% 2049	5,208	6,025
	Tronox, Ltd. 4.625% 20297	2,175	2,199
	Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
	Venator Materials Corp. 5.75% 20257	5,845	5,764
	Venator Materials Corp. 9.50% 20257	1,495	1,686
	Warrior Met Coal, Inc. 8.00% 20247	5,095	5,178
	Westlake Chemical Corp. 4.375% 2047	500	589

			170,506

Information	Adobe, Inc. 1.90% 2025	366	381
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202514,15	4,150	4,203
0.41%	Apple, Inc. 3.00% 2024	625	663
	Apple, Inc. 0.70% 2026	2,500	2,472
	Apple, Inc. 3.35% 2027	40	44
	Apple, Inc. 1.20% 2028	5,000	4,932
	Apple, Inc. 1.65% 2031	2,500	2,463
	Avaya, Inc. 6.125% 20287	1,600	1,715
	Booz Allen Hamilton, Inc. 4.00% 20297	710	727
	Broadcom, Inc. 1.95% 20287	1,407	1,408
	Broadcom, Inc. 2.45% 20317	2,452	2,411
	Broadcom, Inc. 2.60% 20337	2,524	2,471
	Broadcom, Inc. 3.469% 20347	11,463	12,137
	Broadcom, Inc. 3.50% 20417	3,948	4,044
	Broadcom, Inc. 3.75% 20517	3,366	3,519
	CommScope Finance LLC 6.00% 20267	2,425	2,563
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 202314,15	1,334	1,316
	Diebold Nixdorf, Inc. 9.375% 20257	5,675	6,310
	Diebold, Inc. 8.50% 2024	1,400	1,435
	Fidelity National Information Services, Inc. 3.10% 2041	302	310
	Fiserv, Inc. 2.75% 2024	1,600	1,689
	Fiserv, Inc. 3.20% 2026	7,455	8,075

120American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Fiserv, Inc. 3.50% 2029	$ 1,280	$ 1,410
technology	Fiserv, Inc. 2.65% 2030	7,673	7,953
(continued)	Fiserv, Inc. 4.40% 2049	800	967
	Gartner, Inc. 4.50% 20287	650	687
	Intuit, Inc. 0.95% 2025	1,530	1,535
	Intuit, Inc. 1.35% 2027	1,395	1,394
	Intuit, Inc. 1.65% 2030	1,845	1,815
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 202414,15	2,587	2,591
	Microsoft Corp. 2.525% 2050	4,744	4,672
	Microsoft Corp. 2.921% 2052	4,814	5,118
	Oracle Corp. 3.65% 2041	2,250	2,390
	Oracle Corp. 3.95% 2051	1,826	1,995
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
	PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
	Sabre GLBL, Inc. 7.375% 20257	728	793
	Sabre Holdings Corp. 9.25% 20257	1,197	1,426
	salesforce.com, inc. 1.50% 2028	3,200	3,196
	salesforce.com, inc. 1.95% 2031	1,625	1,629
	salesforce.com, inc. 2.70% 2041	1,875	1,890
	Square, Inc. 3.50% 20317	1,875	1,894
	Synaptics, Inc. 4.00% 20297	675	679
	Unisys Corp. 6.875% 20277	725	793
	VeriSign, Inc. 2.70% 2031	625	636
	Veritas Holdings, Ltd. 7.50% 20257	3,860	4,030
	ViaSat, Inc. 5.625% 20277	555	581
	Visa, Inc. 2.80% 2022	2,000	2,067
	Visa, Inc. 3.15% 2025	5,500	6,020
	Xerox Corp. 5.00% 20257	2,925	3,091
	Xerox Corp. 5.50% 20287	1,875	1,951
			133,311

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
0.41%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
	American Campus Communities, Inc. 3.75% 2023	3,055	3,203
	American Campus Communities, Inc. 4.125% 2024	2,075	2,260
	American Campus Communities, Inc. 3.625% 2027	9,545	10,397
	American Campus Communities, Inc. 3.875% 2031	331	368
	American Tower Corp. 1.60% 2026	2,347	2,373
	American Tower Corp. 3.55% 2027	1,425	1,568
	American Tower Corp. 1.50% 2028	10,000	9,736
	American Tower Corp. 3.60% 2028	1,000	1,101
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
	Brookfield Property REIT, Inc. 5.75% 20267	6,050	6,368
	Diversified Healthcare Trust 4.375% 2031	3,250	3,118
	Equinix, Inc. 1.45% 2026	6,787	6,825
	Equinix, Inc. 2.90% 2026	1,144	1,226
	Equinix, Inc. 1.80% 2027	1,295	1,312
	Equinix, Inc. 1.55% 2028	3,175	3,122
	Equinix, Inc. 2.00% 2028	2,234	2,246
	Equinix, Inc. 3.20% 2029	1,552	1,667
	Equinix, Inc. 2.50% 2031	1,710	1,741
	Equinix, Inc. 3.00% 2050	912	877
	Equinix, Inc. 3.40% 2052	2,731	2,814
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 3.50% 2025	6,825	7,393
American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$ 1,341
(continued)	Hospitality Properties Trust 4.50% 2023	1,945	1,998
	Hospitality Properties Trust 4.50% 2025	150	150
	Hospitality Properties Trust 4.95% 2027	500	499
	Hospitality Properties Trust 3.95% 2028	1,950	1,844
	Host Hotels & Resorts LP 4.50% 2026	355	390
	Howard Hughes Corp. 5.375% 20287	2,450	2,606
	Howard Hughes Corp. 4.125% 20297	1,860	1,866
	Howard Hughes Corp. 4.375% 20317	2,015	2,012
	Iron Mountain, Inc. 5.25% 20307	4,785	5,072
	Iron Mountain, Inc. 4.50% 20317	2,650	2,686
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
	Ladder Capital Corp. 5.25% 20257	440	448
	Park Intermediate Holdings LLC 4.875% 20297	1,180	1,222
	Public Storage 2.37% 2022	565	578
	Public Storage 0.875% 2026	592	587
	Public Storage 1.85% 2028	2,490	2,511
	Public Storage 2.30% 2031	2,493	2,545
	QTS Realty Trust, Inc. 3.875% 20287	2,025	2,168
	Realogy Corp. 5.75% 20297	2,760	2,889
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20297	875	878
	Scentre Group 3.25% 20257	1,000	1,074
	Scentre Group 3.50% 20257	3,075	3,307
	Scentre Group 3.75% 20277	2,430	2,683
	UDR, Inc. 2.95% 2026	760	813
	Westfield Corp., Ltd. 3.15% 20227	4,290	4,355
			132,979

Consumer staples	7-Eleven, Inc. 0.80% 20247	1,700	1,696
0.38%	7-Eleven, Inc. 0.95% 20267	825	811
	7-Eleven, Inc. 1.30% 20287	6,515	6,298
	Albertsons Companies, Inc. 3.50% 20297	1,385	1,371
	Altria Group, Inc. 4.40% 2026	231	261
	Altria Group, Inc. 5.80% 2039	4,820	5,963
	Altria Group, Inc. 3.40% 2041	2,500	2,388
	Altria Group, Inc. 4.50% 2043	3,000	3,232
	Altria Group, Inc. 5.95% 2049	490	628
	Altria Group, Inc. 3.70% 2051	2,500	2,376
	Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
	Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
	B&G Foods, Inc. 5.25% 2025	2,175	2,237
	British American Tobacco International Finance PLC 3.95% 20257	4,250	4,645
	British American Tobacco PLC 3.222% 2024	2,826	3,003
	British American Tobacco PLC 3.215% 2026	3,323	3,529
	British American Tobacco PLC 4.39% 2037	3,109	3,357
	British American Tobacco PLC 4.54% 2047	940	1,001
	Central Garden & Pet Co. 4.125% 20317	1,395	1,415
	Coca-Cola Company 1.00% 2028	940	912
	Conagra Brands, Inc. 1.375% 2027	4,615	4,506
	Constellation Brands, Inc. 2.65% 2022	2,856	2,937
	Constellation Brands, Inc. 2.70% 2022	195	199
	Constellation Brands, Inc. 3.20% 2023	1,029	1,073
	Constellation Brands, Inc. 3.60% 2028	625	693
	Imperial Tobacco Finance PLC 3.50% 20237	4,000	4,138
	Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
	Kimberly-Clark Corp. 3.10% 2030	329	364
	Kraft Heinz Company 3.875% 2027	2,475	2,721
	Kraft Heinz Company 4.375% 2046	1,140	1,294

122American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Kraft Heinz Company 4.875% 2049	$ 3,760	$4,574
(continued)	Kraft Heinz Company 5.50% 2050	1,215	1,580
	Kronos Acquisition Holdings, Inc. 5.00% 20267	1,695	1,723
	Nestlé Holdings, Inc. 1.00% 20277	16,400	16,022
	Philip Morris International, Inc. 2.375% 2022	1,960	2,005
	Philip Morris International, Inc. 2.625% 2022	1,670	1,692
	Philip Morris International, Inc. 2.875% 2024	788	838
	Philip Morris International, Inc. 3.25% 2024	2,000	2,164
	Philip Morris International, Inc. 0.875% 2026	2,990	2,954
	Philip Morris International, Inc. 3.375% 2029	788	873
	Philip Morris International, Inc. 1.75% 2030	2,956	2,859
	Post Holdings, Inc. 4.625% 20307	2,886	2,938
	Prestige Brands International, Inc. 3.75% 20317	1,115	1,077
	Reckitt Benckiser Group PLC 2.375% 20227	1,125	1,147
	Reynolds American, Inc. 5.85% 2045	2,030	2,489
	Simmons Foods, Inc. 4.625% 20297	560	566
			124,387

	Total corporate bonds, notes & loans		2,264,966
Mortgage-backed obligations 5.53%

Federal agency	Fannie Mae Pool #AD7072 4.00% 202516	4	4
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 202516	2	2
obligations	Fannie Mae Pool #AE2321 4.00% 202516	1	1
5.13%	Fannie Mae Pool #AH6431 4.00% 202616	399	425
	Fannie Mae Pool #890329 4.00% 202616	57	61
	Fannie Mae Pool #AH5618 4.00% 202616	3	4
	Fannie Mae Pool #AH0829 4.00% 202616	3	4
	Fannie Mae Pool #MA1109 4.00% 202716	4	4
	Fannie Mae Pool #MA3653 3.00% 202916	40	42
	Fannie Mae Pool #AL8347 4.00% 202916	420	446
	Fannie Mae Pool #254767 5.50% 203316	289	334
	Fannie Mae Pool #555956 5.50% 203316	187	216
	Fannie Mae Pool #BN1085 4.00% 203416	575	612
	Fannie Mae Pool #BN3172 4.00% 203416	178	189
	Fannie Mae Pool #AS8554 3.00% 203616	9,100	9,579
	Fannie Mae Pool #929185 5.50% 203616	460	533
	Fannie Mae Pool #893641 6.00% 203616	948	1,125
	Fannie Mae Pool #893688 6.00% 203616	243	288
	Fannie Mae Pool #907239 6.00% 203616	58	69
	Fannie Mae Pool #AD0249 5.50% 203716	156	180
	Fannie Mae Pool #190379 5.50% 203716	82	96
	Fannie Mae Pool #924952 6.00% 203716	1,143	1,355
	Fannie Mae Pool #888292 6.00% 203716	830	986
	Fannie Mae Pool #928031 6.00% 203716	98	116
	Fannie Mae Pool #888637 6.00% 203716	14	17
	Fannie Mae Pool #AD0119 6.00% 203816	1,350	1,602
	Fannie Mae Pool #AD0095 6.00% 203816	1,017	1,205
	Fannie Mae Pool #995674 6.00% 203816	486	576
	Fannie Mae Pool #AE0021 6.00% 203816	393	466
	Fannie Mae Pool #AL7164 6.00% 203816	254	295
	Fannie Mae Pool #AB0538 6.00% 203816	151	175
	Fannie Mae Pool #889983 6.00% 203816	26	31
	Fannie Mae Pool #995391 6.00% 203816	26	30
	Fannie Mae Pool #995224 6.00% 203816	12	14
	Fannie Mae Pool #AD0833 6.00% 203916	1	1
	Fannie Mae Pool #AL0013 6.00% 204016	259	306
	Fannie Mae Pool #AL0309 6.00% 204016	85	101
	Fannie Mae Pool #MA4333 2.00% 204116	9,698	9,867
	Fannie Mae Pool #MA4387 2.00% 204116	8,842	9,034
American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4364 2.00% 204116	$ 2,802	$ 2,845
mortgage-backed	Fannie Mae Pool #AB4536 6.00% 204116	552	652
obligations	Fannie Mae Pool #AL7228 6.00% 204116	353	411
(continued)	Fannie Mae Pool #AP2131 3.50% 204216	4,521	4,873
	Fannie Mae Pool #AU8813 4.00% 204316	2,701	3,013
	Fannie Mae Pool #AU9348 4.00% 204316	1,561	1,741
	Fannie Mae Pool #AU9350 4.00% 204316	1,314	1,452
	Fannie Mae Pool #AL8773 3.50% 204516	7,747	8,346
	Fannie Mae Pool #AL8354 3.50% 204516	1,951	2,116
	Fannie Mae Pool #BC4764 3.00% 204616	16,398	17,265
	Fannie Mae Pool #AL8522 3.50% 204616	3,919	4,251
	Fannie Mae Pool #BD9699 3.50% 204616	1,707	1,841
	Fannie Mae Pool #BD9307 4.00% 204616	1,715	1,866
	Fannie Mae Pool #BC7611 4.00% 204616	401	438
	Fannie Mae Pool #CA0770 3.50% 204716	2,617	2,775
	Fannie Mae Pool #BE1290 3.50% 204716	2,569	2,740
	Fannie Mae Pool #MA3211 4.00% 204716	4,946	5,303
	Fannie Mae Pool #257036 7.00% 204716	8	10
	Fannie Mae Pool #256975 7.00% 204716	2	2
	Fannie Mae Pool #FM3278 3.50% 204816	28,331	29,872
	Fannie Mae Pool #BK7655 3.891% 204814,16	570	596
	Fannie Mae Pool #CA2377 4.00% 204816	11,397	12,162
	Fannie Mae Pool #BK6971 4.00% 204816	160	171
	Fannie Mae Pool #MA3277 4.00% 204816	20	21
	Fannie Mae Pool #BK5255 4.00% 204816	19	21
	Fannie Mae Pool #CA2493 4.50% 204816	1,296	1,399
	Fannie Mae Pool #CA4756 3.00% 204916	8,470	8,964
	Fannie Mae Pool #BK8767 4.00% 204916	133	144
	Fannie Mae Pool #MA4381 3.50% 205116	668	709
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 204116	112	129
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 204116	30	37
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202214,16	1,046	1,067
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202216	1,109	1,121
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202216	763	767
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 202314,16	4,816	5,045
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 202314,16	5,071	5,352
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202314,16	4,330	4,604
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202414,16	5,518	5,876
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 202414,16	3,972	4,223
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 202614,16	9,665	10,330
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202714,16	2,891	3,142
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203616	62	57
	Freddie Mac Pool #ZK7598 3.00% 202716	8,407	8,893
	Freddie Mac Pool #ZK7580 3.00% 202716	3,772	3,992
	Freddie Mac Pool #C91912 3.00% 203716	15,917	16,761
	Freddie Mac Pool #G03978 5.00% 203816	587	673
	Freddie Mac Pool #G04553 6.50% 203816	76	87
	Freddie Mac Pool #G08347 4.50% 203916	97	109
	Freddie Mac Pool #C03518 5.00% 204016	938	1,066
	Freddie Mac Pool #RB5118 2.00% 204116	30,065	30,717
	Freddie Mac Pool #Q05807 4.00% 204216	2,437	2,669
	Freddie Mac Pool #Q23185 4.00% 204316	1,711	1,909
	Freddie Mac Pool #Q23190 4.00% 204316	1,162	1,280
	Freddie Mac Pool #760014 2.977% 204514,16	309	323
	Freddie Mac Pool #Q37988 4.00% 204516	8,593	9,434
	Freddie Mac Pool #G60344 4.00% 204516	7,261	8,002
	Freddie Mac Pool #Z40130 3.00% 204616	5,757	6,189
	Freddie Mac Pool #Q41909 4.50% 204616	625	681
	Freddie Mac Pool #Q41090 4.50% 204616	392	428
	Freddie Mac Pool #760015 2.679% 204714,16	729	760
	Freddie Mac Pool #Q46021 3.50% 204716	1,679	1,798

124American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SI2002 4.00% 204816		$ 4,244	$ 4,543
mortgage-backed	Freddie Mac Pool #SD7507 3.00% 204916		28,669	30,468
obligations	Freddie Mac Pool #SD7528 2.00% 205016		21,370	21,679
(continued)	Freddie Mac Pool #RA2020 3.00% 205016		11,406	12,048
	Freddie Mac Pool #SD8164 3.50% 205116		6,835	7,241
	Freddie Mac Pool #SD8158 3.50% 205116		81	85
	Freddie Mac, Series T041, Class 3A, 5.051% 203214,16		223	249
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 202316		3,025	3,129
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 202416		5,555	5,876
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202516		4,265	4,554
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202516		4,000	4,357
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202514,16		9,778	10,769
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202616		10,050	10,779
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202616		7,370	8,055
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202716		4,755	5,252
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202716		5,770	6,407
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 202716		4,375	4,885
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202816		3,237	3,755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	205616	7,331	7,666
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	205614,16	7,326	7,664
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	205614,16	3,730	3,901
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25%	205614,16	1,622	1,710
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	205714,16	1,225	1,320
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	205716	2,805	2,948
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	205716	2,553	2,786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	205716	1,003	1,094
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	205816	13,732	14,473
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	205916	7,694	8,084
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	202816	3,013	3,187
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	202916	3,969	4,173
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50%	202916	6,190	6,601
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50%	202916	2,455	2,712
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	3.392% 202714,16		777	788
	Government National Mortgage Assn. 2.00% 205116,17		89,533	91,027
	Government National Mortgage Assn. 2.50% 205116,17		21,529	22,241
	Government National Mortgage Assn. 3.00% 205116,17		28,369	29,591
	Government National Mortgage Assn. 3.00% 205116,17		7,413	7,735
	Government National Mortgage Assn. 3.50% 205116,17		26,752	28,085
	Government National Mortgage Assn. 4.00% 205116,17		13,107	13,841
	Government National Mortgage Assn. 4.50% 205116,17		10,000	10,658
	Government National Mortgage Assn. Pool #BD7245 4.00% 204816		1,025	1,106
	Government National Mortgage Assn. Pool #MA5876 4.00% 204916		11,073	11,741
	Government National Mortgage Assn. Pool #MA5986 4.00% 204916		1,442	1,530
	Government National Mortgage Assn. Pool #MA5764 4.50% 204916		18,936	20,210
	Government National Mortgage Assn. Pool #MA6092 4.50% 204916		4,689	5,001
	Government National Mortgage Assn. Pool #MA5877 4.50% 204916		2,770	2,962
American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA7419 3.00% 205116	$ 38,218	$ 40,144
mortgage-backed	Uniform Mortgage-Backed Security 1.50% 203616,17	19,795	19,972
obligations	Uniform Mortgage-Backed Security 2.00% 203616,17	52,169	53,812
(continued)	Uniform Mortgage-Backed Security 2.50% 203616,17	638	665
	Uniform Mortgage-Backed Security 3.00% 203616,17	8,784	9,230
	Uniform Mortgage-Backed Security 2.00% 205116,17	88,984	89,495
	Uniform Mortgage-Backed Security 2.50% 205116,17	213,092	219,526
	Uniform Mortgage-Backed Security 2.50% 205116,17	5,863	6,053
	Uniform Mortgage-Backed Security 3.00% 205116,17	94,201	98,048
	Uniform Mortgage-Backed Security 3.00% 205116,17	44,573	46,435
	Uniform Mortgage-Backed Security 3.50% 205116,17	141,729	149,283
	Uniform Mortgage-Backed Security 3.50% 205116,17	8,114	8,542
	Uniform Mortgage-Backed Security 4.00% 205116,17	112,136	119,512
	Uniform Mortgage-Backed Security 4.50% 205116,17	41,792	44,966
			1,658,560

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206316	2,909	3,013
mortgage-backed	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A,
securities	0.923% 20367,14,16	2,000	2,004
0.22%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205116	1,000	1,105
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205316	2,960	3,039
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20387,14,16	7,538	7,552
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 20387,14,16	1,361	1,365
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 20387,14,16	1,229	1,233
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204816	904	936
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205016	4,735	5,205
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204816	1,201	1,270
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.155% 20387,14,16	1,574	1,579
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 1.455% 20387,14,16	1,437	1,443
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.775% 20387,14,16	1,501	1,509
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20407,16	5,201	5,320
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 205316	5,602	5,794
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A,
	2.287% 20427,16	1,431	1,470
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 20397,16	13,772	14,110
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.951% 20267,14,16	3,950	3,960
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 204716	879	927
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 204816	927	967
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20417,16	7,020	7,333
			71,134

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20487,14,16	2,024	2,039
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20487,14,16	1,219	1,220
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
originated)	(1-month USD-LIBOR + 1.60%) 1.692% 20297,14,16	3,810	3,823
0.18%	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20687,14,16	1,874	1,958
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20377,16	4,191	4,332
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20607,14,16	2,946	2,991
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203416	183	193
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20697,16	9,761	10,612

126American Funds Insurance Series
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
mortgage-backed	2.00% 20697,16	$ 3,466	$3,791
obligations (privately	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20507,14,16	733	749
originated)	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20507,14,16	700	714
(continued)	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20597,14,16	4,805	4,828
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20597,14,16	1,322	1,331
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20597,14,16	656	658
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203416	417	432
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20527,14,16	3,001	3,006
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20237,14,16	2,862	2,867
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20227,14,16	7,829	7,834
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20497,14,16	1,485	1,508
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20637,14,16	754	752
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20487,14,16	1,015	1,031
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20547,14,16	1,300	1,301
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20467,16	845	834
			58,804

	Total mortgage-backed obligations		1,788,498
Asset-backed obligations 0.96%

	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20247,16	1,920	1,994
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20247,16	1,114	1,184
	Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20257,16	3,100	3,352
	Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20277,16	13,378	13,390
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20277,16	539	556
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20277,16	138	146
	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 1.12% 20307,14,16	2,875	2,875
	Allegro CLO, Ltd., Series 2017-1A, Class AR,
	(3-month USD-LIBOR + 0.95%) 1.134% 20307,14,16	1,639	1,639
	ARES CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 1.114% 20287,14,16	3,510	3,510
	Ballyrock, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 1.155% 20307,14,16	3,660	3,660
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20337,16	981	982
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 202316	409	410
	Cent CLO LP, Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 1.151% 20307,14,16	5,185	5,185
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20607,16	5,454	5,548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20607,16	1,858	1,889
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20607,16	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20607,16	177	179
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20617,16	6,402	6,452
	CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20617,16	822	830
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 20457,16	1,778	1,790
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 20457,16	1,435	1,450
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 20457,16	6,427	6,491
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 20457,16	914	933
	CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 20467,16	1,912	1,900
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20227,14,16	395	397
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20297,16	2,964	3,016
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202416	307	308
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202516	820	836
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202616	2,262	2,304
	Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20237,16	94	94
American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20257,16	$ 110	$ 111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO,
(3-month USD-LIBOR + 0.98%) 1.17% 20287,14,16	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20457,16	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20377,16	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20287,16	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20307,16	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20307,16	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20317,16	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20317,16	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20457,16	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 20457,16	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20397,16	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 20407,16	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20407,16	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 20407,16	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20417,16	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20257,16	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20257,16	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 20257,16	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20277,16	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20277,16	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20277,16	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A,
3.29% 20237,16	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A,
3.29% 20247,16	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A,
4.03% 20247,16	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
2.67% 20257,16	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202316	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.184% 20297,14,16	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.186% 20307,14,16	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.334% 20297,14,16	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 20267,16	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20697,16	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20627,16	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20627,16	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.146% 20307,14,16	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.147% 20287,14,16	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.055% 20297,14,16	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 1.181% 20307,14,16	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 202416	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202416	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202516	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 0.823% 20537,14,16	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR,
(3-month USD-LIBOR + 0.98%) 1.156% 20307,14,16	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
(3-month USD-LIBOR + 0.98%) 1.182% 20307,14,16	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 1.264% 20307,14,16	2,985	2,985

128American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20457,16	$ 2,195	$ 2,217
	TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 20457,16	246	251
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20457,16	950	959
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20467,16	1,054	1,045
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20467,16	5,066	5,144
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20317,16	3,250	3,429
	Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20337,16	889	905
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20347,14,16	7,257	7,269
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20457,16	11,976	12,071
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 20467,16	3,221	3,210
	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20247,16	716	719
	Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20247,16	1,390	1,410
			310,904
Bonds & notes of governments & government agencies outside the U.S. 0.18%

	Asian Development Bank 1.00% 2026	5,130	5,148
	CPPIB Capital, Inc. 2.25% 20227	4,286	4,336
	CPPIB Capital, Inc. 2.75% 20277	6,600	7,188
	KfW 2.125% 2022	375	380
	Manitoba (Province of) 3.05% 2024	2,600	2,780
	Morocco (Kingdom of) 3.00% 20327	3,000	2,905
	Morocco (Kingdom of) 4.00% 20507	3,000	2,790
	Peru (Republic of) 1.862% 2032	2,525	2,349
	Peru (Republic of) 2.78% 2060	3,775	3,377
	Qatar (State of) 3.375% 20247	2,315	2,486
	Qatar (State of) 4.00% 20297	745	859
	Qatar (State of) 4.817% 20497	750	968
	Quebec (Province of) 2.375% 2022	5,057	5,120
	Quebec (Province of) 2.75% 2027	9,000	9,768
	Saudi Arabia (Kingdom of) 3.25% 20307	1,750	1,888
	Saudi Arabia (Kingdom of) 5.25% 20507	1,000	1,312
	United Mexican States 2.659% 2031	2,703	2,647
	United Mexican States 3.771% 2061	1,528	1,425

			57,726
Federal agency bonds & notes 0.11%

	Fannie Mae 1.875% 2026	13,000	13,634
	Fannie Mae 0.875% 20309	23,958	22,723
			36,357
Municipals 0.09%

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 2044	25	26
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
	4.00% 2044	20	21

			47

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474

			10,899

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,894

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$30	$30

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58
0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.02%	Series 2021-C, 1.187% 2026	2,865	2,870
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 2028	4,745	4,773

			7,643

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
0.00%

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A,
0.00%	AMT, 4.00% 2043	10	10

	Total municipals		29,080

	Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368
Short-term securities 7.54%		Shares

Money market investments 7.47%

	Capital Group Central Cash Fund 0.04%6,18	24,159,533	2,415,954

130American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)									Value
							Shares		(000)

Money market investments purchased with collateral from securities on loan 0.07%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%18,19						12,924,647		$12,924
	Capital Group Central Cash Fund 0.04%6,18,19						104,483		10,448
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%18,19						68,626		69
									23,441

	Total short-term securities (cost: $2,439,255,000)								2,439,395

	Total investment securities 103.98% (cost: $23,413,273,000)							33,634,369
	Other assets less liabilities (3.98)%							(1,288,428)

	Net assets 100.00%							$32,345,941
Futures contracts

								Unrealized
								(depreciation)
						Notional	Value at	appreciation
			Number of			amount20	6/30/202121	at 6/30/2021
Contracts		Type	contracts		Expiration	(000)	(000)		(000)

2 Year U.S. Treasury Note Futures		Long	1,129		October 2021	$ 225,800	$ 248,741		$(435)
5 Year U.S. Treasury Note Futures		Short	4,213		October 2021	(421,300)	(520,009)		901
10 Year U.S. Treasury Note Futures		Short	990		September 2021	(99,000)	(131,175)		(415)
10 Year Ultra U.S. Treasury Note Futures		Short	1,742		September 2021	(174,200)	(256,428)		(3,097)
20 Year U.S. Treasury Bond Futures		Short	235		September 2021	(23,500)	(37,776)		(300)
30 Year Ultra U.S. Treasury Bond Futures		Short	207		September 2021	(20,700)	(39,886)		(517)

									$(3,863)
Swap contracts

Interest rate swaps							Upfront	Unrealized

					Value at		premium	appreciation
		Expiration	Notional		6/30/2021		paid	at 6/30/2021
Receive	Pay	date	(000)		(000)		(000)		(000)

U.S. EFFR	0.0795%	7/13/2025	$39,521		$862		$—		$862
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection							Upfront	Unrealized

						Value at	premium	depreciation
	Pay/	Expiration	Notional			6/30/2021	received	at 6/30/2021
Receive	Payment frequency		date	(000)		(000)	(000)		(000)

CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000			$(2,590)	$(2,208)		$(382)
Investments in affiliates6
			Value of			Net	Net
							unrealized	Value of
			affiliates at			realized	(depreciation)	affiliates at	Dividend
			1/1/2021	Additions	Reductions	gain (loss)	appreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.55%
Health care 0.03%
NuCana PLC (ADR)1			$ 13,367	$—	$—	$—	$ (5,120)	$8,247	$—
American Funds Insurance Series	131

Asset Allocation Fund (continued)

Investments in affiliates6 (continued)

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain (loss)	appreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$—	$36,658	$14,043	$41,773	$169,230	$2,800

Total common stocks						177,477
Investment funds 5.20%

Capital Group Central Corporate Bond Fund	—	1,677,901	—	—	3,297	1,681,198	259
Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%18	2,273,691	2,311,312	2,168,827	(9)	(213)	2,415,954	992
Money market investments purchased with collateral from
securities on loan 0.03%
Capital Group Central Cash Fund 0.04%18,19	—	10,44822				10,448	—23
Total short-term securities						2,426,402

Total 13.25%				$14,034	$39,737	$4,285,077	$4,051

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented

.13% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.

8Amount less than one thousand.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Step bond; coupon rate may change at a later date.

12Scheduled interest and/or principal payment was not received.

13Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

14Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

15Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.

16Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

17Purchased on a TBA basis.

18Rate represents the seven-day yield at 6/30/2021.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Notional amount is calculated based on the number of contracts and notional contract size.

21Value is calculated based on the notional amount and current market price.

22Represents net activity. Refer to Note 5 for more information on securities lending.

23Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare, Inc.	9/26/2013	$ 6,949	$ 19,795.06%
Extraction Oil & Gas, Inc.	1/20/2021	555	1,184.00

Total private placement securities		$7,504	$20,979.06%

132American Funds Insurance Series

Asset Allocation Fund (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	133

Global Balanced Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 61.22%			Value
		Shares	(000)

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
technology	Microsoft Corp.	43,721	11,844
13.80%	Broadcom, Inc.	17,809	8,492
	ASML Holding NV	10,504	7,217
	PagSeguro Digital, Ltd., Class A1	84,179	4,707
	Tokyo Electron, Ltd.	10,500	4,544
	Amadeus IT Group SA, Class A, non-registered shares1	33,031	2,323
	Edenred SA	33,076	1,885
	Visa, Inc., Class A	7,691	1,798
	Keyence Corp.	3,400	1,716
	Mastercard, Inc., Class A	4,466	1,631
	Amphenol Corp., Class A	23,612	1,615
	Murata Manufacturing Co., Ltd.	15,800	1,206

			63,030

Health care	AstraZeneca PLC	49,835	5,986
8.89%	UnitedHealth Group, Inc.	13,787	5,521
	Pfizer, Inc.	116,586	4,565
	Danaher Corp.	12,903	3,463
	Humana Inc.	7,588	3,359
	Thermo Fisher Scientific, Inc.	5,194	2,620
	Mettler-Toledo International, Inc.1	1,781	2,467
	Coloplast A/S, Class B	14,862	2,439
	Merck & Co., Inc.	28,792	2,239
	Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
	Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
	Gilead Sciences, Inc.	21,202	1,460
	Cigna Corp.	5,904	1,400
	Novartis AG	11,212	1,022
	Bayer AG	12,374	751
	Organon & Co.1	1,695	51
			40,599

Financials	JPMorgan Chase & Co.	50,515	7,857
7.86%	Berkshire Hathaway, Inc., Class A1	14	5,861
	Berkshire Hathaway, Inc., Class B1	216	60
	Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
	Aon PLC, Class A	10,249	2,447
	Zurich Insurance Group AG	6,002	2,408
	BlackRock, Inc.	2,556	2,236
	AIA Group, Ltd.	178,000	2,212
	Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
	S&P Global, Inc.	4,998	2,052
	Deutsche Boerse AG	9,146	1,596
	FinecoBank SpA1	75,768	1,321
	B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
	Legal & General Group PLC	362,095	1,290
	Brookfield Asset Management Reinsurance Partners, Ltd.,
	Class A (CAD denominated)1	405	21
			35,877

Consumer	Home Depot, Inc.	30,381	9,688
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	6,242	4,895
7.30%	Domino’s Pizza, Inc.	8,432	3,933
	Amazon.com, Inc.1	772	2,656
	Ocado Group PLC1	78,363	2,171
	Darden Restaurants, Inc.	14,828	2,165
	Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
	General Motors Company1	29,566	1,749

134American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Booking Holdings, Inc.1	704	$ 1,540
discretionary	Industria de Diseño Textil, SA	32,265	1,137
(continued)	Stellantis NV	48,207	946
	Wynn Resorts, Ltd.1	4,407	539
			33,324

Consumer staples	Nestlé SA	72,154	8,985
6.71%	Philip Morris International, Inc.	60,296	5,976
	Altria Group, Inc.	71,119	3,391
	Kweichow Moutai Co., Ltd., Class A	10,500	3,342
	British American Tobacco PLC	76,169	2,950
	British American Tobacco PLC (ADR)	3,765	148
	Keurig Dr Pepper, Inc.	84,587	2,981
	Coca-Cola Europacific Partners PLC	17,523	1,039
	Budweiser Brewing Co. APAC, Ltd.	308,000	972
	Procter & Gamble Company	6,527	881

			30,665

Industrials	SITC International Holdings Co., Ltd.	937,000	3,916
5.20%	Airbus SE, non-registered shares1	22,178	2,852
	Spirax-Sarco Engineering PLC	10,948	2,062
	Lockheed Martin Corp.	5,420	2,051
	SMC Corp.	3,100	1,832
	Nidec Corp.	15,200	1,761
	Watsco, Inc.	5,594	1,603
	MTU Aero Engines AG	6,193	1,534
	CSX Corp.	41,109	1,319
	BAE Systems PLC	170,770	1,233
	United Parcel Service, Inc., Class B	5,422	1,127
	Honeywell International, Inc.	4,767	1,046
	Union Pacific Corp.	4,256	936
	Boeing Company1	2,057	493
			23,765

Materials	Croda International PLC	26,816	2,733
2.99%	Vale SA, ordinary nominative shares	118,297	2,694
	Givaudan SA	560	2,604
	Akzo Nobel NV	12,477	1,542
	LyondellBasell Industries NV	14,783	1,521
	Koninklijke DSM NV	7,351	1,372
	Rio Tinto PLC	14,634	1,204

			13,670

Communication	Alphabet, Inc., Class C1	1,456	3,649
services	SoftBank Corp.	253,100	3,312
2.76%	Verizon Communications, Inc.	49,974	2,800
	Nintendo Co., Ltd.	3,800	2,210
	América Móvil, SAB de CV, Series L (ADR)	41,843	628

			12,599

American Funds Insurance Series	135

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Crown Castle International Corp. REIT	15,806	$ 3,084
2.51%	Equinix, Inc. REIT	2,956	2,373
	American Tower Corp. REIT	6,662	1,800
	Longfor Group Holdings, Ltd.	318,500	1,784
	Gaming and Leisure Properties, Inc. REIT	36,680	1,699
	Shimao Group Holdings, Ltd.	290,000	711

			11,451

Energy	TC Energy Corp. (CAD denominated)	57,287	2,835
2.29%	BP PLC	545,052	2,375
	Baker Hughes Co., Class A	73,987	1,692
	Chevron Corp.	13,291	1,392
	Pioneer Natural Resources Company	7,328	1,191
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	78,873	964

			10,449

Utilities	Enel SpA	362,163	3,363
0.91%	Brookfield Infrastructure Partners LP	14,608	811

			4,174

	Total common stocks (cost: $174,263,000)		279,603
Preferred securities 0.37%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,715	1,683
technology
	Total preferred securities (cost: $1,314,000)		1,683
0.37%

Convertible stocks 0.36%

Utilities	AES Corp., convertible preferred units, 6.875% 2024	15,300	1,646
0.36%
	Total convertible stocks (cost: $1,530,000)		1,646

Bonds, notes & other debt instruments 30.10%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 14.04%

	Abu Dhabi (Emirate of) 2.50% 20222	$200	206
	Abu Dhabi (Emirate of) 0.75% 20232	275	277
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Agricultural Development Bank of China 2.96% 2030	4,350	645
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$885	738
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	470
	Australia (Commonwealth of), Series 162, 1.75% 2051	400	265
	Brazil (Federative Republic of) 0% 2021	BRL3,000	603
	Brazil (Federative Republic of) 6.00% 20243	3,000	651
	Canada 2.25% 2025	C$1,400	1,193
	Canada 0.25% 2026	570	445
	Canada 2.25% 2029	1,265	1,098
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY8,650	1,349
	China (People’s Republic of), Series INBK, 2.85% 2027	7,000	1,072
	China (People’s Republic of), Series IMBK, 3.28% 2027	400	63
	China (People’s Republic of), Series 1906, 3.29% 2029	5,500	863
	China (People’s Republic of), Series 1910, 3.86% 2049	4,610	736
	China (People’s Republic of), Series INBK, 3.39% 2050	300	44
	China (People’s Republic of), Series INBK, 3.81% 2050	7,480	1,188
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	496

136American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China Development Bank Corp., Series 2004, 3.43% 2027	CNY1,060	$ 165
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029	11,080	1,713
Colombia (Republic of) 5.75% 2027	COP1,978,800	505
Czech Republic 0% 2024	CZK1,000	44
Czech Republic 1.25% 2025	13,000	599
French Republic O.A.T. 0% 2030	€1,320	1,561
French Republic O.A.T. 3.25% 2045	160	296
Germany (Federal Republic of) 0% 2025	822	1,001
Germany (Federal Republic of) 0.25% 2029	600	748
Germany (Federal Republic of) 0% 2030	642	782
Germany (Federal Republic of) 0% 2036	1,300	1,529
Germany (Federal Republic of) 0% 2050	655	714
Greece (Hellenic Republic of) 3.375% 2025	300	401
Greece (Hellenic Republic of) 3.75% 2028	280	406
Greece (Hellenic Republic of) 3.875% 2029	270	400
India (Republic of) 5.15% 2025	INR28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	103
Israel (State of) 2.875% 2024	€200	257
Israel (State of) 1.50% 2027	100	128
Italy (Republic of) 0.10% 20233	788	958
Italy (Republic of) 0.95% 2027	246	303
Italy (Republic of) 0.25% 2028	820	963
Italy (Republic of) 1.35% 2030	660	829
Japan, Series 134, 0.10% 2022	¥16,000	144
Japan, Series 17, 0.10% 20233	10,480	95
Japan, Series 19, 0.10% 20243	30,420	278
Japan, Series 18, 0.10% 20243	20,840	190
Japan, Series 145, 0.10% 2025	98,050	891
Japan, Series 21, 0.10% 20263	40,583	373
Japan, Series 346, 0.10% 2027	173,250	1,577
Japan, Series 22, 0.10% 20273	25,438	234
Japan, Series 23, 0.10% 20283	66,456	614
Japan, Series 24, 0.10% 20293	213,816	1,980
Japan, Series 360, 0.10% 2030	368,900	3,343
Japan, Series 152, 1.20% 2035	303,400	3,094
Japan, Series 42, 1.70% 2044	94,100	1,061
Japan, Series 37, 0.60% 2050	26,950	238
Japan, Series 70, 0.70% 2051	13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033	400	105
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Morocco (Kingdom of) 3.50% 2024	€100	130
Morocco (Kingdom of) 1.375% 2026	130	157
Morocco (Kingdom of) 1.50% 2031	125	139
Morocco (Kingdom of) 1.50% 2031	100	112
National Highways Authority of India 7.17% 2021	INR30,000	410
Netherlands (Kingdom of the) 5.50% 2028	€100	165
Norway (Kingdom of) 1.75% 2025	NKr4,500	537
Nova Scotia (Province of) 3.15% 2051	C$170	151
Peru (Republic of) 2.392% 2026	$90	93
Philippines (Republic of) 0.001% 2024	¥100,000	894
Philippines (Republic of) 0.25% 2025	€100	119
American Funds Insurance Series	137

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Philippines (Republic of) 1.648% 2031	$200	$ 193
	Poland (Republic of), Series 1029, 2.75% 2029	PLN410	118
	Qatar (State of) 3.40% 20252	$200	218
	Romania 3.624% 2030	€692	950
	Romania 3.624% 2030	225	309
	Romania 2.00% 2032	100	120
	Romania 2.00% 2033	540	637
	Romania 3.50% 2034	65	88
	Romania 3.875% 2035	170	237
	Romania 3.375% 2038	80	104
	Romania 4.625% 2049	39	59
	Romania 3.375% 2050	73	93
	Russian Federation 7.00% 2023	RUB16,600	228
	Russian Federation 2.875% 2025	€200	260
	Russian Federation 2.875% 2025	100	130
	Russian Federation 4.25% 2027	$200	224
	Russian Federation 6.90% 2029	RUB25,250	344
	Russian Federation 7.65% 2030	38,320	546
	Russian Federation 5.90% 2031	5,620	71
	Russian Federation 8.50% 2031	5,530	83
	Russian Federation 7.70% 2033	23,030	330
	Russian Federation 7.25% 2034	8,140	113
	Saudi Arabia (Kingdom of) 2.894% 20222	$200	204
	Serbia (Republic of) 3.125% 2027	€640	846
	Serbia (Republic of) 3.125% 2027	125	165
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	503
	Spain (Kingdom of) 1.25% 2030	€480	616
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	246
	Tunisia (Republic of) 6.75% 2023	€150	173
	Ukraine 6.75% 2026	150	194
	Ukraine 6.876% 20292	$250	260
	United Kingdom 1.75% 2022	£280	395
	United Kingdom 2.75% 2024	50	75
	United Kingdom 0.375% 2030	730	976
	United Kingdom 4.75% 2030	460	870
	United Kingdom 4.25% 2032	280	525
	United Kingdom 4.50% 2034	225	447
	United Kingdom 0.625% 2035	675	879
	United Kingdom 3.25% 2044	250	484
	United Kingdom 0.625% 2050	95	112
	United Kingdom 1.25% 2051	114	158
	United Mexican States, Series M, 7.50% 2027	MXN20,240	1,059
	United Mexican States, Series M20, 8.50% 2029	11,500	635
	United Mexican States, Series M, 8.00% 2047	4,000	212

			64,131
U.S. Treasury bonds & notes 10.53%

U.S. Treasury	U.S. Treasury 0.125% 2022	$7,085	7,082
10.46%	U.S. Treasury 1.875% 2022	700	707
	U.S. Treasury 0.125% 2023	790	790
	U.S. Treasury 0.375% 2025	10,167	9,984
	U.S. Treasury 0.75% 2026	2,075	2,066
	U.S. Treasury 0.875% 2026	454	454
	U.S. Treasury 2.25% 2027	300	321
	U.S. Treasury 2.875% 2028	1,275	1,416
	U.S. Treasury 2.875% 2028	700	779
	U.S. Treasury 0.625% 2030	2,640	2,467
	U.S. Treasury 0.625% 2030	650	606
	U.S. Treasury 0.875% 20304	12,375	11,766
	U.S. Treasury 1.625% 2031	375	381

138American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.875% 2041	$1,345	$1,316
(continued)	U.S. Treasury 2.25% 2041	525	546
	U.S. Treasury 2.875% 2046	400	463
	U.S. Treasury 1.25% 2050	140	114
	U.S. Treasury 1.375% 20504	6,514	5,479
	U.S. Treasury 2.375% 2051	990	1,056

			47,793

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20493	223	299
inflation-protected
	Total U.S. Treasury bonds & notes		48,092
securities

0.07%
Corporate bonds, notes & loans 4.67%

Financials	ACE INA Holdings, Inc. 2.875% 2022	10	10
1.42%	ACE INA Holdings, Inc. 3.35% 2026	10	11
	ACE INA Holdings, Inc. 4.35% 2045	20	25
	Allianz SE 4.75% perpetual bonds
	(3-month EUR-EURIBOR + 3.60% on 10/24/2023)5	€100	131
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)5	$200	201
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)5	500	501
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)5	160	161
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)5	236	257
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)5	20	21
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)5	103	103
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)5	175	187
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)5	310	309
	Commonwealth Bank of Australia 2.688% 20312	225	225
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)5	130	133
	Goldman Sachs Group, Inc. 3.50% 2025	207	225
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)5	130	133
	Goldman Sachs Group, Inc. 1.00% 20332	€210	250
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)5	$78	92
	Groupe BPCE SA 0.64% 2022	¥100,000	902
	Groupe BPCE SA 5.70% 20232	$200	222
	Groupe BPCE SA 1.00% 2025	€100	123
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)5	$200	223
	JPMorgan Chase & Co. 3.25% 2022	28	29
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)5	186	187
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)5	160	190
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)5	200	197
	Morgan Stanley 3.125% 2026	110	119
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)5	126	127
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)5	72	75
	New York Life Insurance Company 3.75% 20502	23	26
	PNC Financial Services Group, Inc. 2.854% 20225	100	104
	Rabobank Nederland 3.875% 2023	€100	128
	Royal Bank of Canada 1.20% 2026	$175	175
	Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)5	400	415
			6,471

Utilities	Berkshire Hathaway Energy Company 3.70% 2030	25	28
0.87%	Berkshire Hathaway Energy Company 1.65% 2031	175	168
	CMS Energy Corp. 3.00% 2026	150	161
	Duke Energy Carolinas, LLC 3.05% 2023	280	292
American Funds Insurance Series	139

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Duke Energy Progress, LLC 3.70% 2028	$75	$ 85
(continued)	Edison International 4.125% 2028	160	170
	Enel Finance International SA 2.75% 20232	200	208
	Enel Finance International SA 3.50% 20282	200	219
	Enersis Américas SA 4.00% 2026	35	38
	Exelon Corp. 3.40% 2026	150	163
	Exelon Corp., junior subordinated, 3.497% 20225	25	26
	FirstEnergy Corp. 3.50% 20282	35	38
	Interstate Power and Light Co. 2.30% 2030	50	51
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	248
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	482
	Niagara Mohawk Power Corp. 3.508% 20242	85	92
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	97
	Pacific Gas and Electric Co. 3.00% 2028	140	141
	Pacific Gas and Electric Co. 4.65% 2028	114	126
	Pacific Gas and Electric Co. 4.55% 2030	31	33
	Pacific Gas and Electric Co. 2.50% 2031	600	563
	Pacific Gas and Electric Co. 3.25% 2031	50	49
	Pacific Gas and Electric Co. 3.50% 2050	137	122
	State Grid Overseas Investment, Ltd. 1.25% 2022	€100	120
	Xcel Energy, Inc. 3.35% 2026	$216	235

			3,981

Communication	AT&T, Inc. 2.75% 2031	375	390
services	AT&T, Inc. 2.55% 20332	64	64
0.51%	Deutsche Telekom International Finance BV 9.25% 2032	45	73
	France Télécom 9.00% 20315	65	102
	KT Corp. 0.22% 2022	¥100,000	899
	T-Mobile US, Inc. 2.05% 2028	$200	204
	Verizon Communications, Inc. 0.375% 2029	€140	165
	Verizon Communications, Inc. 2.55% 2031	$325	332
	Verizon Communications, Inc. 0.75% 2032	€100	117

			2,346

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	$161	167
0.50%	Enbridge, Inc. 4.25% 2026	70	79
	Enbridge, Inc. 3.70% 2027	45	50
	Enbridge, Inc. 3.40% 2051	39	39
	Energy Transfer Operating LP 5.00% 2050	315	365
	Halliburton Company 3.80% 2025	3	3
	MPLX LP 2.65% 2030	75	76
	MPLX LP 5.50% 2049	215	279
	ONEOK, Inc. 4.45% 2049	255	282
	Petróleos Mexicanos 7.19% 2024	MXN3,363	160
	Petróleos Mexicanos 7.47% 2026	5,330	240
	Qatar Petroleum 3.125% 20412	$270	269
	SA Global Sukuk, Ltd. 2.694% 20312	200	203
	Statoil ASA 3.70% 2024	50	54

			2,266

Consumer	Amazon.com, Inc. 2.80% 2024	45	48
discretionary	Amazon.com, Inc. 1.20% 2027	50	50
0.35%	Amazon.com, Inc. 2.50% 2050	305	289
	Bayerische Motoren Werke AG 3.90% 20252	70	77
	Bayerische Motoren Werke AG 4.15% 20302	70	82
	DaimlerChrysler North America Holding Corp. 2.00% 20212	200	200

140American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 2.40% 2028	$150	$152
discretionary	Hyundai Capital America 3.25% 20222	65	67
(continued)	Hyundai Capital America 1.50% 20262	250	248
	Hyundai Capital America 2.375% 20272	109	112
	Hyundai Capital Services, Inc. 3.75% 20232	250	263
	Toyota Motor Credit Corp. 3.375% 2030	33	37

			1,625

Health care	Aetna, Inc. 2.80% 2023	10	11
0.29%	Amgen, Inc. 1.90% 2025	40	42
	Amgen, Inc. 2.20% 2027	30	31
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.50% 2023	150	159
	AstraZeneca PLC 3.00% 2051	36	37
	Becton, Dickinson and Company 2.894% 2022	47	48
	Becton, Dickinson and Company 3.734% 2024	35	38
	Becton, Dickinson and Company 3.70% 2027	43	48
	Becton, Dickinson and Company 2.823% 2030	28	29
	Cigna Corp. 4.125% 2025	80	90
	EMD Finance LLC 3.25% 20252	250	269
	Medtronic, Inc. 3.50% 2025	31	34
	Stryker Corp. 0.75% 2029	€210	255
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
	Thermo Fisher Scientific, Inc. 4.133% 2025	$ 84	93

			1,324

Consumer staples	Altria Group, Inc. 1.00% 2023	€110	132
0.29%	Altria Group, Inc. 2.20% 2027	270	346
	Anheuser-Busch InBev NV 4.00% 2028	$100	114
	Anheuser-Busch InBev NV 4.75% 2029	220	262
	British American Tobacco PLC 3.215% 2026	62	66
	British American Tobacco PLC 3.557% 2027	105	113
	British American Tobacco PLC 3.462% 2029	75	79
	Keurig Dr Pepper, Inc. 4.597% 2028	175	206

			1,318

Real estate	American Campus Communities, Inc. 3.75% 2023	100	105
0.19%	American Campus Communities, Inc. 4.125% 2024	90	98
	American Tower Corp. 0.875% 2029	€250	299
	Equinix, Inc. 2.15% 2030	$197	196
	Essex Portfolio LP 3.50% 2025	120	130
	Essex Portfolio LP 3.375% 2026	40	43

			871

Information	Broadcom, Inc. 3.15% 2025	17	18
technology	Broadcom, Inc. 4.15% 2030	70	79
0.13%	Broadcom, Inc. 3.419% 20332	53	56
	Microsoft Corp. 2.40% 2026	187	199
	Oracle Corp. 2.65% 2026	216	228

			580

American Funds Insurance Series	141

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Carrier Global Corp. 2.242% 2025		$36	$38
0.10%	Carrier Global Corp. 2.493% 2027		30	31
	CSX Corp. 3.80% 2050		6	7
	CSX Corp. 2.50% 2051		75	68
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342		103	120
	United Technologies Corp. 4.125% 2028		170	196

				460

Materials	Vale Overseas, Ltd. 3.75% 2030		94	100
0.02%
	Total corporate bonds, notes & loans			21,342

Mortgage-backed obligations 0.80%

Other	Korea Housing Finance Corp. 2.00% 20212,6		250	251
mortgage-backed	Nordea Kredit 0.50% 20406		DKr1,768	270
securities	Nykredit Realkredit AS, Series 01E, 1.50% 20376		652	108
0.80%	Nykredit Realkredit AS, Series 01E, 0.50% 20406		7,868	1,207
	Nykredit Realkredit AS, Series 01E, 1.50% 20406		1,653	272
	Nykredit Realkredit AS, Series 01E, 0.50% 20436		8,574	1,304
	Nykredit Realkredit AS, Series 01E, 0.50% 20506		1,441	213
				3,625

Federal agency	Government National Mortgage Assn. Pool #MA5986 4.00% 20496		$12	13
mortgage-backed
	Total mortgage-backed obligations			3,638
obligations

0.00%
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2048		100	103

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 2052		80	82

	Total municipals			185
Asset-backed obligations 0.02%

	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,6,7		87	87
	Total bonds, notes & other debt instruments (cost: $136,749,000)			137,475
Short-term securities 7.76%			Shares

Money market investments 6.48%

	Capital Group Central Cash Fund 0.04%8,9		295,778	29,578
		Weighted
		average yield	Principal amount
		at acquisition	(000)

U.S. Treasury bills 1.10%

	U.S. Treasury 4/21/2022	0.047%	$5,000	4,997

142American Funds Insurance Series

Global Balanced Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Bills & notes of governments & government agencies outside the U.S. 0.18%

Egyptian Treasury 7/20/2021					11.721%	EGP1,700	$108
Egyptian Treasury 10/19/2021					11.994	1,700	104
Egyptian Treasury 10/26/2021					12.115	8,600	526
Egyptian Treasury 1/4/2022					12.011	1,700	101

							839

Total short-term securities (cost: $35,417,000)							35,414

Total investment securities 99.81% (cost: $349,273,000)							455,821
Other assets less liabilities 0.19%							863

Net assets 100.00%							$456,684
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount10	6/30/202111	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	77	September 2022	$(19,250)	$(19,180)	$ 7
90 Day Euro Dollar Futures		Long	77	September 2023	19,250	19,057	(12)
5 Year U.S. Treasury Note Futures		Long	27	October 2021	2,700	3,333	—12
10 Year Italy Government Bond Futures		Short	3	September 2021	€(300)	(539)	3
10 Year Euro-Bund Futures		Short	8	September 2021	(800)	(1,637)	(7)
10 Year Ultra U.S. Treasury Note Futures		Short	10	September 2021	$(1,000)	(1,472)	(21)
20 Year U.S. Treasury Bond Futures		Long	2	September 2021	200	322	2

							$(28)
Forward currency contracts

							Unrealized
Contract amount							(depreciation)
							appreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD494	EUR420		Citibank		7/1/2021		$(4)
EUR420	USD505		Goldman Sachs		7/1/2021		(6)
USD112	TRY950		Bank of America		7/6/2021		3
TRY950	USD108		Bank of America		7/6/2021		—12
USD563	CZK11,700		HSBC Bank		7/12/2021		19
USD411	NZD570		HSBC Bank		7/12/2021		12
USD449	EUR370		Goldman Sachs		7/12/2021		10
USD272	AUD350		HSBC Bank		7/12/2021		9
USD603	MXN11,865		HSBC Bank		7/12/2021		9
USD574	ILS1,860		HSBC Bank		7/12/2021		3
GBP200	EUR232		Citibank		7/12/2021		2
USD338	JPY37,360		Bank of New York Mellon		7/12/2021		2
USD1,009	EUR850		Goldman Sachs		7/12/2021		1
USD334	JPY36,960		HSBC Bank		7/12/2021		1
CAD10	USD8		Morgan Stanley		7/12/2021		—12
USD56	CNH360		Standard Chartered Bank		7/12/2021		—12
EUR1,538	DKK11,440		Goldman Sachs		7/12/2021		—12
CZK11,700	EUR461		HSBC Bank		7/12/2021		(2)
CNH1,660	USD259		Citibank		7/12/2021		(3)
JPY101,100	USD920		Bank of America		7/12/2021		(10)
American Funds Insurance Series	143

Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						(depreciation)
						appreciation

Purchases	Sales			Settlement		at 6/30/2021
(000)	(000)	Counterparty		date		(000)

JPY129,600	USD1,187	Goldman Sachs		7/12/2021		$ (20)
EUR3,076	USD3,755	Citibank		7/12/2021		(107)
USD11	RUB800	Citibank		7/14/2021		—12
USD823	KRW933,600	Citibank		7/15/2021		(3)
EUR449	NOK4,630	Morgan Stanley		7/15/2021		(5)
KRW933,600	USD838	Standard Chartered Bank		7/15/2021		(11)
USD424	EUR350	Goldman Sachs		7/16/2021		9
USD630	JPY69,100	Goldman Sachs		7/16/2021		8
USD560	JPY61,590	Bank of America		7/16/2021		5
USD179	EUR150	Bank of New York Mellon		7/16/2021		2
USD285	EUR240	Goldman Sachs		7/16/2021		—12
AUD340	USD263	Citibank		7/16/2021		(8)
USD1,392	CAD1,690	Morgan Stanley		7/19/2021		29
USD1,014	GBP720	UBS AG		7/19/2021		18
USD465	CAD570	UBS AG		7/19/2021		5
USD231	COP855,000	Standard Chartered Bank		7/19/2021		3
SEK1,830	USD220	Standard Chartered Bank		7/19/2021		(6)
CAD680	USD558	HSBC Bank		7/19/2021		(10)
KRW1,421,430	USD1,255	Standard Chartered Bank		7/20/2021		3
USD654	BRL3,300	Citibank		7/20/2021		(8)
EUR545	CZK13,940	Standard Chartered Bank		7/21/2021		(2)
USD191	COP713,000	Bank of America		7/22/2021		2
USD225	AUD300	Citibank		7/22/2021		—12
USD256	MXN5,320	Bank of America		7/22/2021		(10)
USD387	MYR1,606	Standard Chartered Bank		7/23/2021		—12
USD65	MYR272	Standard Chartered Bank		7/23/2021		—12
USD465	MYR1,941	Standard Chartered Bank		7/23/2021		(2)
USD560	BRL2,788	Standard Chartered Bank		7/27/2021		1
USD1,100	GBP790	HSBC Bank		7/28/2021		7
USD1,020	EUR840	Standard Chartered Bank		9/20/2021		22
USD421	INR31,100	Bank of New York Mellon		9/23/2021		8

						$ (24)
Swap contracts

Interest rate swaps						Unrealized

					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month AUD-BBSW	0.29%	3/4/2024	A$1,590	$ 4	$—	$ 4
0.3653%	3-month USD-LIBOR	3/5/2024	$1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024	€3,500	(5)	—	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN2,600	(3)	—	(3)
6.115%	28-day MXN-TIIE	6/8/2026	2,600	(3)	—	(3)
6.12%	28-day MXN-TIIE	6/8/2026	4,000	(4)	—	(4)
6.13%	28-day MXN-TIIE	6/8/2026	9,200	(9)	—	(9)
6.16%	28-day MXN-TIIE	6/9/2026	5,200	(5)	—	(5)
6.15%	28-day MXN-TIIE	6/9/2026	5,300	(5)	—	(5)
6.195%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.23%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.36%	28-day MXN-TIIE	6/12/2026	2,300	(1)	—	(1)
6.633%	28-day MXN-TIIE	6/25/2026	8,900	1	—	1

144American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

								Unrealized
							Upfront	appreciation
					Value at		premium	(depreciation)
		Expiration		Notional	6/30/2021		paid	at 6/30/2021
Receive	Pay	date		(000)		(000)	(000)		(000)

6.6175%	28-day MXN-TIIE	6/25/2026	MXN8,600			$ 1	$—		$ 1
6.64%	28-day MXN-TIIE	6/25/2026		3,200		—12	—		—12
6.585%	28-day MXN-TIIE	6/25/2026		2,600		—12	—		—12
6.59%	28-day MXN-TIIE	6/25/2026		2,000		—12	—		—12
6.58%	28-day MXN-TIIE	6/25/2026		11,300		—12	—		—12
1.72375%	6-month AUD-BBSW	3/4/2031		A$600		7	—		7
3-month USD-LIBOR	1.4822%	3/5/2031		$450		(4)	—		(4)
6-month EURIBOR	0.5092%	4/1/2051		€370		(4)	—		(4)

							$—		$(38)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection							Upfront	Unrealized

					Value at		premium	depreciation
	Pay/	Expiration	Notional		6/30/2021		received	at 6/30/2021
Receive	Payment frequency	date		(000)	(000)		(000)		(000)

ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210		$(39)		$(34)		$(5)
Investments in affiliates9
			Value of			Net	Net	Value of
			affiliate at			realized	unrealized	affiliate at	Dividend
			1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%8			$24,329	$99,850	$94,598	$—12	$(3)	$29,578	$12

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.

5Step bond; coupon rate may change at a later date.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Rate represents the seven-day yield at 6/30/2021.

9Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

12Amount less than one thousand.

American Funds Insurance Series	145
Global Balanced Fund (continued)

Key to abbreviations and symbols ADR = American Depositary Receipts AUD/A$ = Australian dollars BBSW = Bank Bill Swap Rate

BRL = Brazilian reais CAD = Canadian dollars CNH/CNY = Chinese yuan renminbi COP = Colombian pesos

CZK = Czech korunas DKK/DKr = Danish kroner EGP = Egyptian pounds EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate GBP/£ = British pounds

ILS = Israeli shekels INR = Indian rupees

See notes to financial statements.

JPY/¥ = Japanese yen KRW = South Korean won

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

MYR = Malaysian ringgits NOK = Norwegian kroner NZD = New Zealand dollars Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate TIIE = Equilibrium Interbank Interest Rate TRY = Turkish lira

USD/$ = U.S. dollars

146American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 97.05%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 49.60%

U.S. Treasury	U.S. Treasury 0.125% 2023	$ 39,035	$ 38,953
43.43%	U.S. Treasury 2.625% 2023	70,000	73,961
	U.S. Treasury 2.75% 2023	73,600	77,001
	U.S. Treasury 0.25% 2024	250,000	249,007
	U.S. Treasury 0.25% 2024	224,500	223,123
	U.S. Treasury 0.375% 2024	712,000	711,116
	U.S. Treasury 2.125% 2024	72,100	75,839
	U.S. Treasury 2.125% 20241	72,100	75,732
	U.S. Treasury 0.375% 2025	200,000	196,213
	U.S. Treasury 2.875% 20251	96,200	104,594
	U.S. Treasury 2.875% 2025	72,100	78,201
	U.S. Treasury 0.375% 2026	100,000	98,008
	U.S. Treasury 0.75% 2026	657,335	654,033
	U.S. Treasury 0.75% 2026	489,405	486,656
	U.S. Treasury 1.375% 20261	75,000	76,785
	U.S. Treasury 1.625% 2026	50,000	51,809
	U.S. Treasury 0.50% 2027	165,625	160,644
	U.S. Treasury 0.50% 2027	160,000	154,294
	U.S. Treasury 2.25% 20271	120,200	128,577
	U.S. Treasury 2.25% 20271	72,100	77,064
	U.S. Treasury 6.125% 2027	24,000	31,448
	U.S. Treasury 1.25% 2028	79,480	79,683
	U.S. Treasury 2.875% 2028	72,100	80,183
	U.S. Treasury 1.625% 2031	492,869	500,539
	U.S. Treasury 1.125% 2040	88,288	76,155
	U.S. Treasury 1.375% 2040	40,000	35,893
	U.S. Treasury 1.875% 2041	75,500	73,850
	U.S. Treasury 2.25% 2041	47,425	49,323
	U.S. Treasury 3.00% 20491	150,000	179,231
	U.S. Treasury 1.25% 2050	44,000	35,852
	U.S. Treasury 1.375% 2050	73,237	61,598
	U.S. Treasury 1.875% 20511	640,504	610,023
	U.S. Treasury 2.375% 2051	65,775	70,192

			5,675,580

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20232	159,150	166,309
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 20232	54,472	57,627
securities	U.S. Treasury Inflation-Protected Security 0.125% 20242	37,000	39,908
6.17%	U.S. Treasury Inflation-Protected Security 0.125% 20242	17,911	19,265
	U.S. Treasury Inflation-Protected Security 0.50% 20242	13,112	14,139
	U.S. Treasury Inflation-Protected Security 0.625% 20242	16,760	18,055
	U.S. Treasury Inflation-Protected Security 0.125% 20262	115,135	125,370
	U.S. Treasury Inflation-Protected Security 0.375% 20271,2	81,856	91,397
	U.S. Treasury Inflation-Protected Security 0.50% 20281,2	81,177	91,043
	U.S. Treasury Inflation-Protected Security 0.125% 20312	94,971	104,570
	U.S. Treasury Inflation-Protected Security 0.125% 20512	71,014	77,845
			805,528

	Total U.S. Treasury bonds & notes		6,481,108
Corporate bonds, notes & loans 30.36%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
6.00%	ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
	AerCap Holdings NV 6.50% 2025	1,798	2,110
	Ally Financial, Inc. 5.125% 2024	1,500	1,691
	Ally Financial, Inc. 8.00% 2031	8,479	11,940
	Ally Financial, Inc. 8.00% 2031	7,070	10,169
American Funds Insurance Series	147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	American International Group, Inc. 4.20% 2028	$ 9,875	$11,374
(continued)	Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
	Banco Do Brasil, SA 4.75% 20243	1,400	1,496
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)4	981	989
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)4	3,194	3,220
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)4	10,129	11,039
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)4	682	688
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)4	21,177	20,659
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)4	10,318	10,622
	Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
	Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
	Bank of Nova Scotia 1.35% 2026	3,345	3,347
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
	BNP Paribas 3.80% 20243	18,775	20,150
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)3,4	2,875	3,026
	BNP Paribas 3.375% 20253	6,425	6,897
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)3,4	12,000	12,376
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)3,4	8,425	8,329
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)3,4	3,475	3,571
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)4	5,410	5,717
	CIT Group, Inc. 4.75% 2024	2,066	2,245
	Citigroup, Inc. 4.60% 2026	1,800	2,050
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)4	8,740	8,713
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)3,4	4,450	4,539
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)3,4	3,400	3,349
	Credit Suisse Group AG 2.997% 2023
	(3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	12,000	12,396
	Credit Suisse Group AG 3.80% 2023	12,925	13,703
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	500	533
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)3,4	850	885
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)3,4	5,750	5,891
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)3,4	10,950	10,736
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)3,4	3,096	3,482
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)3,4	6,123	6,322
	Deutsche Bank AG 4.25% 2021	525	531
	Deutsche Bank AG 3.30% 2022	2,695	2,793
	Deutsche Bank AG 5.00% 2022	2,675	2,748
	Deutsche Bank AG 3.95% 2023	6,350	6,670
	Deutsche Bank AG 0.898% 2024	2,500	2,490
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)4	10,475	10,762
	Deutsche Bank AG 3.70% 2024	4,950	5,308
	Deutsche Bank AG 3.70% 2024	2,750	2,955
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)4	8,586	9,288
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)4	42,264	42,915
	Deutsche Bank AG 4.10% 2026	7,305	8,016
	Deutsche Bank AG 4.10% 2026	857	941
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)4	2,900	3,090
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)4	2,100	2,140
	Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)4	4,000	4,075
	DNB Bank ASA 1.535% 2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)3,4	1,200	1,203
	GE Capital Funding, LLC 4.05% 2027	5,078	5,751
	GE Capital Funding, LLC 4.40% 2030	10,000	11,662
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)4	3,030	3,023
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)4	13,275	13,254
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)4	9,600	10,748

148American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)4	$ 7,605	$ 7,774
(continued)	Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 3.834% on 11/10/2026)4	1,750	1,966
	Groupe BPCE SA 2.75% 20233	6,875	7,128
	Groupe BPCE SA 5.70% 20233	28,166	31,198
	Groupe BPCE SA 5.15% 20243	5,481	6,109
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)3,4	6,350	6,382
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	12,000	13,878
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)4	6,490	6,665
	Huarong Finance II Co., Ltd. 5.00% 2025	280	202
	Huarong Finance II Co., Ltd. 5.50% 2025	200	149
	Huarong Finance II Co., Ltd. 4.875% 2026	882	622
	Intesa Sanpaolo SpA 3.375% 20233	10,035	10,452
	Intesa Sanpaolo SpA 3.25% 20243	770	820
	Intesa Sanpaolo SpA 5.017% 20243	68,143	74,180
	Intesa Sanpaolo SpA 5.71% 20263	15,400	17,430
	Intesa Sanpaolo SpA 3.875% 20273	6,250	6,800
	Intesa Sanpaolo SpA 3.875% 20283	1,986	2,150
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)4	5,870	5,880
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)4	3,088	3,105
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)4	2,453	2,475
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)4	9,600	10,589
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)4	11,980	13,778
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)4	1,766	1,819
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)4	4,802	4,932
	Lloyds Banking Group PLC 2.438% 2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)4	2,675	2,791
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067
	(3-month USD-LIBOR + 3.96% on 12/1/2037)3,4	1,405	1,960
	MetLife, Inc. 3.60% 2025	3,490	3,862
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)4	2,300	2,420
	OneMain Holdings, Inc. 7.125% 2026	250	292
	PNC Financial Services Group, Inc. 2.854% 20224	5,850	6,054
	PNC Funding Corp. 3.30% 2022	8,700	8,861
	Rede D’Or Finance SARL 4.50% 20303	3,000	3,084
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
	Synchrony Financial 2.85% 2022	5,400	5,529
	Synchrony Financial 4.375% 2024	3,640	3,964
	Travelers Companies, Inc. 2.55% 2050	768	743
	UniCredit SpA 3.75% 20223	2,545	2,607
	UniCredit SpA 6.572% 20223	11,295	11,645
	UniCredit SpA 4.625% 20273	1,395	1,567
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,4	16,130	17,831
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)3,4	10,221	12,302
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)3,4	606	661
	Wells Fargo & Company 2.10% 2021	16,800	16,822
	Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)4	1,818	1,815
	Wells Fargo & Company 2.406% 2025
	(3-month USD-LIBOR + 0.825% on 10/30/2024)4	20,480	21,437
			783,890

Energy	Antero Resources Corp. 5.375% 20303	280	286
4.86%	Apache Corp. 4.625% 2025	645	698
	Apache Corp. 4.875% 2027	5,475	5,937
	Apache Corp. 4.25% 2030	2,465	2,604
	Apache Corp. 4.75% 2043	12,100	12,607
	Apache Corp. 4.25% 2044	2,100	2,060
American Funds Insurance Series	149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Apache Corp. 5.35% 2049	$ 800	$ 843
(continued)	BP Capital Markets PLC 3.00% 2050	8,284	8,025
	Canadian Natural Resources, Ltd. 2.05% 2025	754	775
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
	Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
	Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
	Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
	Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
	Cenovus Energy, Inc. 5.25% 2037	770	923
	Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
	Cheniere Energy, Inc. 7.00% 2024	410	470
	Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
	Chevron Corp. 2.355% 2022	4,800	4,916
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
	ConocoPhillips 4.30% 20283	3,973	4,616
	DCP Midstream Operating LP 4.95% 2022	500	511
	Devon Energy Corp. 4.50% 20303	5,197	5,718
	Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
	DT Midstream, Inc. 4.125% 20293	555	564
	Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
	Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
	Enbridge, Inc. 4.00% 2023	1,500	1,602
	Enbridge, Inc. 3.40% 2051	1,085	1,092
	Energy Transfer Operating LP 5.875% 2024	294	326
	Energy Transfer Operating LP 2.90% 2025	4,402	4,635
	Energy Transfer Operating LP 3.75% 2030	7,707	8,379
	Energy Transfer Operating LP 5.00% 2050	19,288	22,336
	Energy Transfer Partners LP 4.20% 2023	2,860	3,061
	Energy Transfer Partners LP 4.50% 2024	4,915	5,354
	Energy Transfer Partners LP 4.75% 2026	1,506	1,697
	Energy Transfer Partners LP 4.20% 2027	45	50
	Energy Transfer Partners LP 4.95% 2028	4,559	5,278
	Energy Transfer Partners LP 5.25% 2029	1,275	1,507
	Energy Transfer Partners LP 6.125% 2045	11,780	15,040
	Energy Transfer Partners LP 5.30% 2047	10,459	12,256
	Energy Transfer Partners LP 6.00% 2048	1,868	2,365
	Energy Transfer Partners LP 6.25% 2049	1,775	2,333
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.028% on 2/15/2023)4	7,850	6,947
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.155% on 2/15/2028)4	500	491
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
	EQT Corp. 3.00% 2022	6,700	6,851
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)4	7,500	9,782
	Equinor ASA 3.625% 2028	4,928	5,544
	Equinor ASA 3.125% 2030	20,000	21,796
	Equinor ASA 3.25% 2049	5,687	6,059
	Exxon Mobil Corp. 3.043% 2026	4,625	5,023
	Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
	Kinder Morgan Energy Partners LP 5.50% 2044	700	880
	Kinder Morgan, Inc. 5.30% 2034	760	940
	MPLX LP 1.75% 2026	5,557	5,620
	MPLX LP 4.00% 2028	4,665	5,217
	MPLX LP 2.65% 2030	2,404	2,429
	MPLX LP 5.50% 2049	6,660	8,640
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
	Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)3,5	38	20
	Odebrecht Drilling Norbe 0% perpetual bonds3	1,150	16

150American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Oleoducto Central SA 4.00% 20273	$ 1,715	$ 1,772
(continued)	Oleoducto Central SA 4.00% 2027	350	362
	ONEOK, Inc. 2.20% 2025	193	199
	ONEOK, Inc. 5.85% 2026	896	1,060
	ONEOK, Inc. 4.55% 2028	1,610	1,838
	ONEOK, Inc. 3.10% 2030	540	565
	ONEOK, Inc. 6.35% 2031	2,794	3,617
	ONEOK, Inc. 5.20% 2048	9,563	11,738
	ONEOK, Inc. 4.45% 2049	440	487
	ONEOK, Inc. 4.50% 2050	1,266	1,413
	ONEOK, Inc. 7.15% 2051	3,275	4,826
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
	Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
	Petróleos Mexicanos 6.875% 20253	3,663	4,059
	Petróleos Mexicanos 6.875% 2025	1,337	1,482
	Petróleos Mexicanos 6.875% 2026	43,810	47,935
	Petróleos Mexicanos 6.50% 2027	29,533	31,209
	Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
	Plains All American Pipeline LP 3.80% 2030	590	632
	Qatar Petroleum 1.375% 20263	12,400	12,388
	Qatar Petroleum 2.25% 20313	12,740	12,605
	Qatar Petroleum 3.125% 20413	7,310	7,283
	Qatar Petroleum 3.30% 20513	2,185	2,185
	SA Global Sukuk, Ltd. 0.946% 20243	9,410	9,408
	SA Global Sukuk, Ltd. 1.602% 20263	13,725	13,730
	SA Global Sukuk, Ltd. 2.694% 20313	4,680	4,744
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
	Sabine Pass Liquefaction, LLC 5.625% 20234	1,000	1,075
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
	Saudi Arabian Oil Co. 2.875% 20243	4,885	5,148
	Shell International Finance BV 3.875% 2028	9,410	10,809
	Southwestern Energy Co. 6.45% 20254	920	1,020
	Suncor Energy, Inc. 3.75% 2051	715	775
	Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
	Targa Resources Partners LP 5.375% 2027	175	183
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
	Total Capital International 3.455% 2029	885	986
	TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
	TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
	Western Midstream Operating LP 4.35% 20254	2,782	2,943
	Western Midstream Operating LP 5.30% 20304	2,202	2,473
	Western Midstream Operating LP 6.50% 20504	3,079	3,574
	Williams Partners LP 4.50% 2023	500	542
	Williams Partners LP 4.30% 2024	595	647
	Williams Partners LP 5.10% 2045	225	281

			635,427

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20253	10,500	11,801
4.19%	AEP Texas, Inc. 3.45% 2051	1,475	1,530
	Ameren Corp. 4.50% 2049	2,875	3,708
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
	CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
	Comisión Federal de Electricidad 3.348% 20313	6,000	5,969
	Comisión Federal de Electricidad 4.677% 20513	6,050	5,866
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
	Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040
American Funds Insurance Series	151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Consolidated Edison Company of New York, Inc. 3.60% 2061	$ 250	$ 259
(continued)	Consumers Energy Co. 4.05% 2048	8,270	10,072
	Consumers Energy Co. 3.75% 2050	5,625	6,648
	Duke Energy Corp. 3.75% 2024	3,826	4,121
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
	Edison International 3.125% 2022	2,900	2,988
	Edison International 3.55% 2024	6,850	7,289
	Edison International 4.95% 2025	175	194
	Edison International 5.75% 2027	3,181	3,624
	Edison International 4.125% 2028	3,644	3,881
	Emera US Finance LP 0.833% 20243	600	597
	Emera US Finance LP 2.639% 20313	4,400	4,436
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)4	1,950	2,287
	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)3,4	1,000	1,164
	ENN Clean Energy International Investment, Ltd. 3.375% 20263	1,310	1,337
	Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
	Eversource Energy 2.75% 2022	527	535
	Eversource Energy 3.80% 2023	5,000	5,369
	Exelon Corp. 3.40% 2026	1,570	1,711
	FirstEnergy Corp. 3.35% 20224	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	20,066	19,636
	FirstEnergy Corp. 4.40% 20274	12,178	13,257
	FirstEnergy Corp. 3.50% 20283	2,400	2,570
	FirstEnergy Corp. 4.10% 20283	425	479
	FirstEnergy Corp. 2.25% 2030	13,707	13,159
	FirstEnergy Corp. 2.65% 2030	12,524	12,493
	FirstEnergy Corp., Series B, 4.75% 20234	2,525	2,666
	FirstEnergy Transmission LLC 2.866% 20283	4,000	4,149
	Georgia Power Co. 3.70% 2050	275	299
	IPALCO Enterprises, Inc. 3.70% 2024	200	215
	Jersey Central Power & Light Co. 2.75% 20323	525	534
	Mississippi Power Co. 4.25% 2042	5,020	5,943
	Monongahela Power Co. 3.55% 20273	1,700	1,876
	NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
	Niagara Mohawk Power Corp. 4.278% 20343	1,000	1,175
	Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
	Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
	Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
	Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
	Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
	Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
	Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
	Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
	Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
	Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
	Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
	Pacific Gas and Electric Co. 4.75% 2044	336	341
	Pacific Gas and Electric Co. 3.95% 2047	780	727
	Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
	Progress Energy, Inc. 7.75% 2031	1,820	2,600
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
	Puget Energy, Inc. 6.00% 2021	3,135	3,165
	Puget Energy, Inc. 5.625% 2022	8,004	8,327

152American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Puget Energy, Inc. 3.65% 2025	$ 300	$323
(continued)	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
	Southern California Edison Co. 2.85% 2029	8,200	8,524
	Southern California Edison Co. 4.20% 2029	11,000	12,423
	Southern California Edison Co. 2.50% 2031	5,149	5,166
	Southern California Edison Co. 5.35% 2035	6,450	8,179
	Southern California Edison Co. 5.75% 2035	4,549	5,973
	Southern California Edison Co. 5.625% 2036	7,051	8,973
	Southern California Edison Co. 5.55% 2037	3,844	4,789
	Southern California Edison Co. 5.95% 2038	5,654	7,346
	Southern California Edison Co. 4.50% 2040	4,341	4,993
	Southern California Edison Co. 5.50% 2040	606	760
	Southern California Edison Co. 4.00% 2047	9,402	9,908
	Southern California Edison Co. 4.125% 2048	9,008	9,629
	Southern California Edison Co. 4.875% 2049	2,775	3,294
	Southern California Edison Co. 3.65% 2050	5,600	5,611
	Southern California Edison Co. 3.65% 2051	2,732	2,747
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
	Union Electric Co. 2.15% 2032	3,175	3,187
	Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
	Xcel Energy, Inc. 3.30% 2025	5,650	6,092
	Xcel Energy, Inc. 2.60% 2029	2,925	3,043

			547,272

Consumer	Allied Universal Holdco LLC 4.625% 20283	335	336
discretionary	Amazon.com, Inc. 1.65% 2028	6,855	6,918
3.92%	Amazon.com, Inc. 2.10% 2031	7,155	7,280
	Amazon.com, Inc. 2.875% 2041	1,480	1,529
	Amazon.com, Inc. 3.10% 2051	9,380	9,866
	Amazon.com, Inc. 3.25% 2061	4,100	4,328
	Atlas LuxCo 4 SARL 4.625% 20283	255	256
	Carnival Corp. 11.50% 20233	9,140	10,298
	DaimlerChrysler North America Holding Corp. 1.75% 20233	8,000	8,167
	DaimlerChrysler North America Holding Corp. 3.35% 20233	2,000	2,092
	Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
	Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
	Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
	Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
	Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
	General Motors Company 5.40% 2023	421	464
	General Motors Company 4.35% 2025	11,358	12,560
	General Motors Company 6.125% 2025	28,743	34,046
	General Motors Company 6.80% 2027	1,030	1,298
	General Motors Company 5.40% 2048	7,200	9,188
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	203
	General Motors Financial Co. 3.55% 2022	3,703	3,823
	General Motors Financial Co. 3.25% 2023	964	1,001
	General Motors Financial Co. 3.70% 2023	2,076	2,180
	General Motors Financial Co. 5.20% 2023	4,371	4,708
	General Motors Financial Co. 1.05% 2024	4,200	4,225
	General Motors Financial Co. 3.50% 2024	9,945	10,679
	General Motors Financial Co. 3.95% 2024	6,269	6,748
	General Motors Financial Co. 5.10% 2024	1,081	1,190
	General Motors Financial Co. 2.75% 2025	3,819	4,023
	General Motors Financial Co. 2.90% 2025	1,032	1,093
	General Motors Financial Co. 4.00% 2025	587	640
American Funds Insurance Series	153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 1.25% 2026	$ 5,450	$ 5,416
discretionary	General Motors Financial Co. 1.50% 2026	2,950	2,934
(continued)	General Motors Financial Co. 5.25% 2026	995	1,150
	General Motors Financial Co. 2.70% 2027	6,079	6,324
	General Motors Financial Co. 2.40% 2028	9,700	9,854
	General Motors Financial Co. 3.60% 2030	465	504
	General Motors Financial Co. 2.35% 2031	6,075	6,000
	General Motors Financial Co. 2.70% 2031	6,075	6,110
	Home Depot, Inc. 2.95% 2029	6,081	6,647
	Home Depot, Inc. 4.50% 2048	1,915	2,503
	Hyundai Capital America 3.75% 20213	8,500	8,505
	Hyundai Capital America 2.85% 20223	4,118	4,236
	Hyundai Capital America 3.00% 20223	4,500	4,605
	Hyundai Capital America 3.25% 20223	1,521	1,568
	Hyundai Capital America 3.95% 20223	8,000	8,160
	Hyundai Capital America 1.25% 20233	3,150	3,181
	Hyundai Capital America 2.375% 20233	9,977	10,245
	Hyundai Capital America 0.875% 20243	2,780	2,768
	Hyundai Capital America 3.40% 20243	8,180	8,728
	Hyundai Capital America 1.80% 20253	12,714	12,916
	Hyundai Capital America 2.65% 20253	13,054	13,677
	Hyundai Capital America 1.30% 20263	6,000	5,937
	Hyundai Capital America 1.50% 20263	2,675	2,657
	Hyundai Capital America 2.375% 20273	6,264	6,414
	Hyundai Capital America 3.00% 20273	10,408	11,037
	Hyundai Capital America 1.80% 20283	6,000	5,956
	Hyundai Capital America 2.00% 20283	5,900	5,859
	Hyundai Capital Services, Inc. 1.25% 20263	3,695	3,641
	Limited Brands, Inc. 6.875% 2035	740	938
	Marriott International, Inc. 5.75% 2025	3,125	3,609
	Marriott International, Inc. 3.125% 2026	410	436
	McDonald’s Corp. 2.125% 2030	2,482	2,511
	McDonald’s Corp. 4.45% 2047	3,535	4,348
	McDonald’s Corp. 3.625% 2049	2,938	3,262
	MGM Resorts International 7.75% 2022	2,000	2,093
	NIKE, Inc. 3.25% 2040	6,171	6,785
	NIKE, Inc. 3.875% 2045	1,560	1,877
	Nissan Motor Co., Ltd. 2.60% 20223	1,415	1,445
	Nissan Motor Co., Ltd. 3.043% 20233	240	250
	Nissan Motor Co., Ltd. 3.522% 20253	800	855
	Nissan Motor Co., Ltd. 2.00% 20263	12,000	12,086
	Nissan Motor Co., Ltd. 4.345% 20273	1,790	1,969
	Nissan Motor Co., Ltd. 2.75% 20283	11,200	11,313
	Nissan Motor Co., Ltd. 4.81% 20303	17,533	19,813
	Starbucks Corp. 3.75% 2047	3,785	4,185
	Starbucks Corp. 3.35% 2050	7,680	8,051
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
	Volkswagen Group of America Finance, LLC 4.00% 20213	4,510	4,573
	Volkswagen Group of America Finance, LLC 4.25% 20233	15,000	16,219
	Volkswagen Group of America Finance, LLC 2.85% 20243	2,996	3,167
	Volkswagen Group of America Finance, LLC 1.25% 20253	1,150	1,144
	Volkswagen Group of America Finance, LLC 3.35% 20253	2,636	2,846
	Wynn Resorts, Ltd. 5.125% 20293	410	434
			512,717

154American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Abbott Laboratories 3.40% 2023	$ 910	$971
3.54%	Abbott Laboratories 3.75% 2026	2,244	2,535
	Abbott Laboratories 4.75% 2036	4,565	5,887
	AbbVie, Inc. 3.20% 2022	9,600	9,919
	AbbVie, Inc. 3.20% 2029	23,754	25,818
	Amgen, Inc. 2.45% 2030	10,000	10,319
	Anthem, Inc. 2.375% 2025	1,534	1,607
	AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
	AstraZeneca Finance LLC 2.25% 2031	572	581
	AstraZeneca PLC 4.00% 2029	5,920	6,809
	AstraZeneca PLC 3.00% 2051	1,437	1,489
	Bausch Health Companies, Inc. 4.875% 20283	830	851
	Bayer US Finance II LLC 3.875% 20233	8,783	9,410
	Bayer US Finance II LLC 4.25% 20253	17,570	19,596
	Becton, Dickinson and Company 3.734% 2024	903	984
	Becton, Dickinson and Company 4.669% 2047	3,395	4,237
	Boston Scientific Corp. 3.375% 2022	350	359
	Boston Scientific Corp. 3.85% 2025	255	282
	Centene Corp. 4.25% 2027	14,860	15,677
	Centene Corp. 2.45% 2028	11,155	11,320
	Centene Corp. 4.625% 2029	14,945	16,455
	Centene Corp. 3.375% 2030	15,718	16,452
	Centene Corp. 2.50% 2031	8,550	8,443
	Cigna Corp. 4.375% 2028	7,090	8,252
	EMD Finance LLC 2.95% 20223	2,100	2,131
	GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
	Kaiser Foundation Hospitals 2.81% 2041	910	930
	Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
	Laboratory Corporation of America Holdings 2.70% 2031	805	821
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
	Novartis Capital Corp. 1.75% 2025	2,361	2,434
	Novartis Capital Corp. 2.20% 2030	5,446	5,629
	Shire PLC 3.20% 2026	15,100	16,407
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
	UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
	UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
	UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
	Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971

			462,501

Industrials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
2.42%	Air Lease Corp. 2.875% 2026	11,453	12,043
	Avolon Holdings Funding, Ltd. 3.625% 20223	2,810	2,875
	Avolon Holdings Funding, Ltd. 3.95% 20243	12,514	13,353
	Avolon Holdings Funding, Ltd. 2.125% 20263	8,333	8,306
	Avolon Holdings Funding, Ltd. 4.25% 20263	3,302	3,581
	Avolon Holdings Funding, Ltd. 3.25% 20273	8,000	8,259
	BNSF Funding Trust I, junior subordinated, 6.613% 2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)4	1,680	1,928
	Boeing Company 4.508% 2023	11,358	12,112
	Boeing Company 1.95% 2024	5,646	5,785
American Funds Insurance Series	155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 2.80% 2024	$ 500	$522
(continued)	Boeing Company 4.875% 2025	31,752	35,594
	Boeing Company 2.196% 2026	16,571	16,732
	Boeing Company 2.75% 2026	16,488	17,234
	Boeing Company 3.10% 2026	649	687
	Boeing Company 2.70% 2027	6,473	6,697
	Boeing Company 5.04% 2027	15,716	18,143
	Boeing Company 3.25% 2028	11,379	12,076
	Boeing Company 3.25% 2028	1,925	2,023
	Boeing Company 5.15% 2030	29,737	35,241
	Boeing Company 3.625% 2031	842	907
	Boeing Company 3.90% 2049	1,411	1,491
	Boeing Company 5.805% 2050	2,782	3,752
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20223	2,485	2,601
	Carrier Global Corp. 3.377% 2040	15,000	15,759
	General Dynamics Corp. 2.25% 2031	709	728
	General Electric Capital Corp. 3.373% 2025	4,615	5,038
	General Electric Capital Corp. 4.418% 2035	3,700	4,441
	General Electric Co. 3.45% 2027	1,523	1,675
	General Electric Co. 3.625% 2030	675	753
	Mexico City Airport Trust 5.50% 2046	1,959	1,984
	Mexico City Airport Trust 5.50% 2047	5,909	5,998
	Mexico City Airport Trust 5.50% 20473	1,132	1,149
	Northrop Grumman Corp. 3.25% 2028	10,845	11,857
	Triton Container International, Ltd. 1.15% 20243	1,609	1,606
	Triton Container International, Ltd. 3.15% 20313	2,482	2,499
	Union Pacific Corp. 2.15% 2027	2,213	2,301
	Union Pacific Corp. 2.40% 2030	4,454	4,608
	Union Pacific Corp. 2.375% 2031	5,155	5,271
	Union Pacific Corp. 3.25% 2050	7,000	7,398
	United Rentals, Inc. 5.50% 2027	5,000	5,306
	United Technologies Corp. 3.125% 2027	4,551	4,954
	United Technologies Corp. 4.125% 2028	4,974	5,727
	Vinci SA 3.75% 20293	2,000	2,260
			316,063

Communication	AT&T, Inc. 0.90% 2024	13,000	13,030
services	AT&T, Inc. 1.70% 2026	19,000	19,204
2.11%	AT&T, Inc. 2.55% 20333	4,953	4,912
	AT&T, Inc. 3.50% 20533	10,240	10,303
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	4,800	5,041
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
	CenturyLink, Inc. 4.00% 20273	16,374	16,722
	Comcast Corp. 3.15% 2028	7,200	7,911
	Comcast Corp. 2.65% 2030	7,500	7,902
	Comcast Corp. 4.00% 2048	5,000	5,873
	Embarq Corp. 7.995% 2036	2,500	2,837
	SBA Tower Trust 1.631% 20263	6,741	6,750
	Sirius XM Radio, Inc. 4.00% 20283	675	696
	SoftBank Group Corp. 3.36% 20233	725	729
	Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
	Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
	Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
	Tencent Holdings, Ltd. 2.39% 20303	10,000	9,975
	T-Mobile US, Inc. 3.50% 2025	3,275	3,559
	T-Mobile US, Inc. 2.625% 2026	2,875	2,947
	T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 3.875% 2030	$ 4,500	$ 5,046
services	T-Mobile US, Inc. 2.875% 2031	4,075	4,050
(continued)	T-Mobile US, Inc. 3.50% 2031	9,000	9,322
	T-Mobile US, Inc. 3.00% 2041	2,100	2,079
	T-Mobile US, Inc. 4.50% 2050	11,575	13,797
	Verizon Communications, Inc. 1.45% 2026	4,675	4,717
	Verizon Communications, Inc. 2.10% 2028	8,975	9,169
	Verizon Communications, Inc. 4.329% 2028	1,539	1,792
	Verizon Communications, Inc. 1.75% 2031	3,300	3,165
	Verizon Communications, Inc. 2.55% 2031	7,375	7,544
	Verizon Communications, Inc. 3.40% 2041	2,050	2,171
	Verizon Communications, Inc. 2.875% 2050	3,000	2,857
	Verizon Communications, Inc. 3.55% 2051	1,975	2,113
	Vodafone Group PLC 4.375% 2028	10,000	11,642
	Vodafone Group PLC 4.25% 2050	3,050	3,569
	Walt Disney Company 2.65% 2031	15,000	15,759

			275,623

Consumer staples	7-Eleven, Inc. 1.80% 20313	5,013	4,799
1.62%	Altria Group, Inc. 4.40% 2026	4,585	5,190
	Altria Group, Inc. 4.50% 2043	1,585	1,707
	Altria Group, Inc. 5.95% 2049	9,039	11,587
	Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
	Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
	British American Tobacco International Finance PLC 3.95% 20253	16,879	18,447
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
	British American Tobacco PLC 3.557% 2027	10,991	11,776
	British American Tobacco PLC 2.259% 2028	4,348	4,320
	British American Tobacco PLC 4.39% 2037	1,500	1,620
	British American Tobacco PLC 4.54% 2047	12,786	13,622
	British American Tobacco PLC 4.758% 2049	23,659	25,693
	Conagra Brands, Inc. 5.30% 2038	436	555
	Conagra Brands, Inc. 5.40% 2048	57	77
	Constellation Brands, Inc. 3.50% 2027	7,500	8,266
	Constellation Brands, Inc. 2.875% 2030	620	651
	Imperial Tobacco Finance PLC 3.50% 20233	2,335	2,415
	JBS Investments GMBH II 7.00% 20263	3,868	4,111
	JBS Investments GMBH II 7.00% 2026	1,665	1,770
	JBS Luxembourg SARL 3.625% 20323	1,230	1,231
	Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
	Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
	Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
	Philip Morris International, Inc. 4.25% 2044	9,550	11,153
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
	Reynolds American, Inc. 4.45% 2025	14,570	16,147
	Reynolds American, Inc. 5.85% 2045	1,970	2,416
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457

			211,667

Information	Apple, Inc. 1.55% 2021	11,630	11,631
technology	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
1.16%	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
	Broadcom, Inc. 3.15% 2025	1,164	1,248
American Funds Insurance Series	157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Broadcom, Inc. 2.45% 20313	$ 7,000	$6,884
technology	Broadcom, Inc. 4.30% 2032	6,000	6,840
(continued)	Broadcom, Inc. 3.469% 20343	44,436	47,048
	Fidelity National Information Services, Inc. 2.25% 2031	495	495
	Microsoft Corp. 2.525% 2050	10,000	9,848
	Oracle Corp. 1.65% 2026	8,417	8,536
	Oracle Corp. 2.30% 2028	6,875	7,058
	Oracle Corp. 2.875% 2031	7,393	7,695
	Oracle Corp. 3.95% 2051	4,869	5,321
	PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
	PayPal Holdings, Inc. 2.30% 2030	330	342
	salesforce.com, inc. 1.95% 2031	3,775	3,784
	salesforce.com, inc. 2.70% 2041	875	882
	salesforce.com, inc. 2.90% 2051	8,295	8,418
	salesforce.com, inc. 3.05% 2061	265	270
	Square, Inc. 2.75% 20263	1,975	2,012
	Square, Inc. 3.50% 20313	825	833
	VeriSign, Inc. 2.70% 2031	2,109	2,145

			151,509

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
0.42%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
	American Campus Communities, Inc. 3.75% 2023	2,900	3,040
	American Campus Communities, Inc. 3.875% 2031	620	689
	American Tower Corp. 2.70% 2031	1,100	1,136
	Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 20313	395	402
	Corporate Office Properties LP 2.75% 2031	1,547	1,561
	Crown Castle International Corp. 2.50% 2031	4,614	4,653
	Equinix, Inc. 2.90% 2026	3,287	3,522
	Equinix, Inc. 3.20% 2029	3,846	4,130
	Equinix, Inc. 2.50% 2031	7,760	7,899
	Equinix, Inc. 3.40% 2052	1,201	1,238
	Essex Portfolio LP 3.25% 2023	335	350
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 2.55% 2031	4,338	4,403
	Hospitality Properties Trust 5.00% 2022	1,270	1,286
	Hospitality Properties Trust 4.50% 2025	855	852
	Hospitality Properties Trust 3.95% 2028	1,710	1,617
	Iron Mountain, Inc. 4.875% 20273	1,605	1,666
	Iron Mountain, Inc. 5.25% 20283	3,500	3,670
	Kimco Realty Corp. 3.40% 2022	1,045	1,081
	Omega Healthcare Investors, Inc. 4.375% 2023	186	198
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
	Scentre Group 3.50% 20253	4,565	4,909
	Sun Communities Operating LP 2.70% 2031	3,244	3,251

			55,496

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
0.12%	Huntsman International LLC 2.95% 2031	911	925
	International Flavors & Fragrances, Inc. 2.30% 20303	4,175	4,157
	LYB International Finance III, LLC 2.25% 2030	3,802	3,802
	LYB International Finance III, LLC 3.625% 2051	2,617	2,769
	LYB International Finance III, LLC 3.80% 2060	1,112	1,179

			15,791

	Total corporate bonds, notes & loans		3,967,956

158American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 11.11%

Federal agency	Fannie Mae Pool #976945 5.50% 20236	$34	$34
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 20256	101	106
obligations	Fannie Mae Pool #AJ9156 3.00% 20266	275	290
9.88%	Fannie Mae Pool #AJ6967 3.00% 20266	134	141
	Fannie Mae Pool #AJ5522 3.00% 20266	3	4
	Fannie Mae Pool #256133 4.50% 20266	109	117
	Fannie Mae Pool #AK5394 3.00% 20276	640	678
	Fannie Mae Pool #AL5603 3.00% 20276	565	594
	Fannie Mae Pool #AX3597 3.00% 20276	253	266
	Fannie Mae Pool #AB4281 3.00% 20276	113	119
	Fannie Mae Pool #AB4486 3.00% 20276	56	59
	Fannie Mae Pool #AB5236 3.00% 20276	23	24
	Fannie Mae Pool #AO0800 3.00% 20276	19	20
	Fannie Mae Pool #AK0971 3.00% 20276	9	10
	Fannie Mae Pool #AL3802 3.00% 20286	787	832
	Fannie Mae Pool #AR3058 3.00% 20286	100	105
	Fannie Mae Pool #AL8241 3.00% 20296	762	805
	Fannie Mae Pool #BM4299 3.00% 20306	2,175	2,286
	Fannie Mae Pool #AL9573 3.00% 20316	90	95
	Fannie Mae Pool #AS8018 3.00% 20316	70	74
	Fannie Mae Pool #BM4741 3.00% 20326	54	58
	Fannie Mae Pool #924866 1.64% 20376,7	712	720
	Fannie Mae Pool #945680 6.00% 20376	621	735
	Fannie Mae Pool #913966 6.00% 20376	68	79
	Fannie Mae Pool #889982 5.50% 20386	1,311	1,527
	Fannie Mae Pool #988588 5.50% 20386	258	300
	Fannie Mae Pool #AB1297 5.00% 20406	294	337
	Fannie Mae Pool #AH8144 5.00% 20416	1,403	1,586
	Fannie Mae Pool #AI1862 5.00% 20416	1,349	1,545
	Fannie Mae Pool #AH9479 5.00% 20416	1,267	1,426
	Fannie Mae Pool #AI3510 5.00% 20416	842	964
	Fannie Mae Pool #AJ0704 5.00% 20416	734	840
	Fannie Mae Pool #AJ5391 5.00% 20416	428	488
	Fannie Mae Pool #BM6240 2.201% 20446,7	2,584	2,732
	Fannie Mae Pool #AZ3904 4.00% 20456	76	83
	Fannie Mae Pool #AL8522 3.50% 20466	1,251	1,357
	Fannie Mae Pool #BD1968 4.00% 20466	1,968	2,144
	Fannie Mae Pool #BE0592 4.00% 20466	528	565
	Fannie Mae Pool #BD5477 4.00% 20466	258	278
	Fannie Mae Pool #CA0770 3.50% 20476	8,073	8,561
	Fannie Mae Pool #CA0706 4.00% 20476	178	191
	Fannie Mae Pool #MA3058 4.00% 20476	74	79
	Fannie Mae Pool #BM4413 4.50% 20476	5,365	5,828
	Fannie Mae Pool #BF0293 3.00% 20486	10,714	11,386
	Fannie Mae Pool #FM4891 3.50% 20486	32,271	34,647
	Fannie Mae Pool #BF0318 3.50% 20486	9,697	10,449
	Fannie Mae Pool #CA1189 3.50% 20486	2,247	2,378
	Fannie Mae Pool #MA3384 4.00% 20486	199	212
	Fannie Mae Pool #BJ9169 4.00% 20486	120	129
	Fannie Mae Pool #BJ5749 4.00% 20486	26	29
	Fannie Mae Pool #BM4676 4.00% 20486	20	22
	Fannie Mae Pool #CA2493 4.50% 20486	1,214	1,311
	Fannie Mae Pool #CA3807 3.00% 20496	1,920	2,040
	Fannie Mae Pool #CA3806 3.00% 20496	1,107	1,179
	Fannie Mae Pool #FM0007 3.50% 20496	25,833	27,816
	Fannie Mae Pool #FM1954 3.50% 20496	11,252	12,010
	Fannie Mae Pool #FM1589 3.50% 20496	7,178	7,692
	Fannie Mae Pool #FM1262 4.00% 20496	39,638	42,753
	Fannie Mae Pool #FM5507 3.00% 20506	22,580	24,179
American Funds Insurance Series	159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BF0145 3.50% 20576	$16,197	$17,624
mortgage-backed	Fannie Mae Pool #BF0264 3.50% 20586	12,658	13,709
obligations	Fannie Mae Pool #BF0332 3.00% 20596	27,684	29,980
(continued)	Fannie Mae Pool #BF0497 3.00% 20606	22,798	24,218
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20256,7	—8	—8
	Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	9	11
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	22	27
	Fannie Mae, Series 2002-W1, Class 2A, 5.333% 20426,7	28	31
	Freddie Mac Pool #ZK4277 3.00% 20276	465	492
	Freddie Mac Pool #ZK3836 3.00% 20276	158	166
	Freddie Mac Pool #ZK3970 3.00% 20276	144	152
	Freddie Mac Pool #ZS6521 3.00% 20276	99	105
	Freddie Mac Pool #ZK3893 3.00% 20276	49	52
	Freddie Mac Pool #ZK4162 3.00% 20276	37	39
	Freddie Mac Pool #ZS8452 3.00% 20276	11	12
	Freddie Mac Pool #ZS8463 3.00% 20276	5	5
	Freddie Mac Pool #ZK4039 3.00% 20276	5	5
	Freddie Mac Pool #ZS8507 3.00% 20286	186	197
	Freddie Mac Pool #ZK7590 3.00% 20296	3,935	4,159
	Freddie Mac Pool #ZK7593 3.00% 20296	199	210
	Freddie Mac Pool #ZT1931 3.00% 20336	248	263
	Freddie Mac Pool #A15120 5.50% 20336	61	69
	Freddie Mac Pool #QN1073 3.00% 20346	90	95
	Freddie Mac Pool #G05196 5.50% 20386	72	84
	Freddie Mac Pool #G05267 5.50% 20386	53	62
	Freddie Mac Pool #G06020 5.50% 20396	102	119
	Freddie Mac Pool #A93948 4.50% 20406	209	230
	Freddie Mac Pool #G05860 5.50% 20406	375	437
	Freddie Mac Pool #G06868 4.50% 20416	251	280
	Freddie Mac Pool #G06841 5.50% 20416	599	697
	Freddie Mac Pool #841039 2.213% 20436,7	2,399	2,546
	Freddie Mac Pool #Z40130 3.00% 20466	26,864	28,881
	Freddie Mac Pool #G61733 3.00% 20476	6,699	7,122
	Freddie Mac Pool #G08789 4.00% 20476	1,136	1,219
	Freddie Mac Pool #G67709 3.50% 20486	19,473	21,104
	Freddie Mac Pool #G61628 3.50% 20486	497	532
	Freddie Mac Pool #SI2002 4.00% 20486	2,284	2,445
	Freddie Mac Pool #Q58494 4.00% 20486	1,475	1,576
	Freddie Mac Pool #QA4673 3.00% 20496	38,670	41,170
	Freddie Mac Pool #SD7507 3.00% 20496	24,576	26,118
	Freddie Mac Pool #SD7508 3.50% 20496	16,385	17,753
	Freddie Mac Pool #RA1369 3.50% 20496	3,530	3,775
	Freddie Mac Pool #ZN4842 3.50% 20496	1,232	1,317
	Freddie Mac, Series 3061, Class PN, 5.50% 20356	80	93
	Freddie Mac, Series 3318, Class JT, 5.50% 20376	200	231
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20226	4,283	4,346
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20226	8,608	8,688
	Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	168	156
	Freddie Mac, Series 3146, Class PO, principal only, 0% 20366	162	148
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20576	12,865	13,523
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20586	2,790	2,940
	Government National Mortgage Assn. 2.00% 20516,9	92,000	93,535
	Government National Mortgage Assn. 2.50% 20516,9	55,519	57,356
	Government National Mortgage Assn. Pool #MA5817 4.00% 20496	25,415	26,946
	Government National Mortgage Assn. Pool #MA5876 4.00% 20496	3,659	3,880
	Government National Mortgage Assn. Pool #MA6221 4.50% 20496	11,765	12,559
	Government National Mortgage Assn. Pool #MA5764 4.50% 20496	1,273	1,359

160American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA6042 5.00% 20496	$81	$88
mortgage-backed	Government National Mortgage Assn. Pool #MA5878 5.00% 20496	—8	—8
obligations	Uniform Mortgage-Backed Security 1.50% 20366,9	39,725	40,080
(continued)	Uniform Mortgage-Backed Security 2.00% 20366,9	27,575	28,444
	Uniform Mortgage-Backed Security 2.00% 20366,9	21,500	22,146
	Uniform Mortgage-Backed Security 2.50% 20366,9	62,700	65,317
	Uniform Mortgage-Backed Security 2.00% 20516,9	44,576	44,832
	Uniform Mortgage-Backed Security 2.50% 20516,9	162,393	167,297
	Uniform Mortgage-Backed Security 2.50% 20516,9	5,140	5,306
	Uniform Mortgage-Backed Security 3.00% 20516,9	130,899	136,245
	Uniform Mortgage-Backed Security 3.50% 20516,9	56,700	59,722
	Uniform Mortgage-Backed Security 4.00% 20516,9	12,225	13,029
	Uniform Mortgage-Backed Security 4.50% 20516,9	15,000	16,139
			1,290,807

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20483,6,7	5,263	5,303
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20553,6	295	297
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
originated)	(1-month USD-LIBOR + 1.60%) 1.692% 20293,6,7	3,175	3,186
0.80%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 20593,6,7	1,251	1,275
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20593,6,7	984	1,007
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20303,6,7	978	980
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20363,6,7	2,670	2,673
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20603,6,7	842	850
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20373,6	1,612	1,666
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20603,6,7	2,281	2,316
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20693,6	4,067	4,422
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20693,6	3,466	3,791
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 20513,6,7	2,480	2,525
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 20513,6,7	1,046	1,066
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 20506	240	265
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20503,6,7	2,842	2,910
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,6,7	1,313	1,316
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20613,6,7	1,086	1,089
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 20603,6,7	4,916	4,905
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20233,6,7	11,402	11,420
	MRA Issuance Trust, Series 2020-10, Class A2,
	(1-month USD-LIBOR + 1.70%) 1.70% 20223,6,7,10	25,588	25,588
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20493,6,7	1,297	1,317
	TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 20453,6	4,992	5,034
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20463,6	4,089	4,037
	TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 20463,6	148	147
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20603,6	15,516	15,705
			105,090

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20526	100	113
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20526	770	884
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20616	1,018	1,114
0.43%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20616	130	142
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20616	205	230
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20616,7	2,444	2,826
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20636	295	305
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20526	2,541	2,955
American Funds Insurance Series	161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20536,7	$ 781	$920
mortgage-backed	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20383,6,7	3,769	3,776
securities	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 20383,6,7	436	437
(continued)	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 20383,6,7	295	296
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 20383,6,7	746	748
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20496	250	269
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20496	610	669
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20453,6	430	430
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20463,6,7	312	333
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20476	350	377
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 20486,7	204	219
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20506,7	300	314
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20496	200	216
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.155% 20383,6,7	2,880	2,889
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 1.455% 20383,6,7	657	660
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.775% 20383,6,7	686	690
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD-LIBOR + 2.25%) 2.325% 20383,6,7	686	691
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20403,6	2,601	2,660
	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 20443,6,7	530	529
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 20506	400	441
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20526	100	114
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 20536	1,536	1,589
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5,
	4.079% 20476	3,280	3,531
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 20506	640	708
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A,
	3.735% 20313,6	785	815
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 20496,7	2,040	2,257
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,6	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 20476	2,038	2,191
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 20486	410	440
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 20496	245	273
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20486	730	799
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 20496,7	208	221
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20413,6	8,217	8,584
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20486	2,437	2,637
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 20486,7	220	233
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20496	350	356
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20496	130	140
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20496	2,550	2,848
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20526	1,019	1,111
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20596	250	274
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20606	205	227
			55,634

	Total mortgage-backed obligations		1,451,531

162American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations 3.35%

Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20253,6	$ 2,210	$ 2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20253,6	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20263,6	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20273,6	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 20273,6	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20273,6	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 20273,6	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20273,6	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 20273,6	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20263,6	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 20263,6	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 20273,6	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 20273,6	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20226	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 20276	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 20276	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 20276	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 1.155% 20303,6,7	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 20463,6	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 20463,6	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20256	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 20266	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 20276	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20603,6	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20603,6	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20603,6	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20603,6	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20613,6	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20613,6	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 20453,6	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 20453,6	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 20463,6	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 20463,6	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20243,6	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20253,6	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20253,6	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20253,6	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 20263,6	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 20263,6	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20293,6	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20303,6	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 20256	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20256	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20256	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20266	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 20276	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 20296	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20253,6	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20253,6	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20253,6	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20253,6	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 20263,6	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 20263,6	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 20263,6	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 20273,6	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 20273,6	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 20273,6	832	837
American Funds Insurance Series	163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO,
(3-month USD-LIBOR + 1.00%) 1.184% 20293,6,7	$ 400	$ 400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20453,6	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20243,6	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20243,6	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 20243,6	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 20256	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 20256	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20253,6	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20253,6	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20253,6	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 20266	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 20266	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 20276	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20373,6	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,6	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20313,6	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,6	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20246	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 20283,6	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20453,6	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20463,6	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 20463,6	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20403,6	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20413,6	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20246	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20246	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20253,6	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20253,6	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 20253,6	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20273,6	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20273,6	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20273,6	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B,
3.94% 20223,6	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A,
2.65% 20223,6	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
2.67% 20253,6	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A,
3.42% 20253,6	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.186% 20303,6,7	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.334% 20293,6,7	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20693,6	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20623,6	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20623,6	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.146% 20303,6,7	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
(3-month USD-LIBOR + 0.97%) 1.158% 20273,6,7	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1,
(3-month USD-LIBOR + 1.05%) 1.238% 20273,6,7	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.147% 20283,6,7	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.055% 20293,6,7	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 20263,6	7,884	7,851

164American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20243,6	$ 2,190	$ 2,228
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20253,6	1,355	1,390
	Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 20256	1,510	1,513
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20256	3,110	3,214
	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 20266	2,812	2,819
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 20266	3,344	3,375
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 20266	2,211	2,241
	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 20276	1,802	1,806
	Slam, Ltd., Series 2021-1, Class A, 2.434% 20463,6	2,914	2,921
	Slam, Ltd., Series 2021-1, Class B, 3.422% 20463,6	537	545
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 1.264% 20303,6,7	475	475
	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20453,6	3,584	3,619
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20453,6	2,638	2,662
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 20453,6	5,297	5,393
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20463,6	7,061	7,003
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20463,6	5,960	6,052
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 20463,6	424	422
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20313,6	6,000	6,330
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20453,6	12,060	12,156
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 20463,6	4,831	4,814
	Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 20463,6	398	396
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 20253,6	1,557	1,572
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 20263,6	1,690	1,691
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 20263,6	2,181	2,183
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 20263,6	1,446	1,447
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 20263,6	3,023	3,063
			437,918
Municipals 1.71%

California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
0.06%	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838

			7,150

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.57%	Series 2010-C, 6.319% 2029	65	80
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 2039	30,835	37,690
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 2040	8,945	11,436
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435

			205,637

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.05%	Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series	165

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)						Principal amount	Value
						(000)	(000)

	Municipals (continued)

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 2052					$4,075	$4,170

	Total municipals						223,416
Bonds & notes of governments & government agencies outside the U.S. 0.82%

	Colombia (Republic of) 5.75% 2027					COP24,813,800	6,335
	Dominican Republic 5.95% 20273					$8,100	9,129
	Panama Bonos Del Tesoro 3.362% 2031					15,625	15,685
	Paraguay (Republic of) 5.00% 2026					1,250	1,427
	Peru (Republic of) 5.94% 2029					PEN6,005	1,709
	Peru (Republic of) 2.783% 2031					$3,790	3,871
	Peru (Republic of) 6.15% 2032					PEN5,695	1,553
	Philippines (Republic of) 3.20% 2046					$4,900	4,924
	Portuguese Republic 5.125% 2024					24,775	28,148
	PT Indonesia Asahan Aluminium Tbk 5.23% 20213					1,862	1,895
	PT Indonesia Asahan Aluminium Tbk 5.71% 20233					1,020	1,128
	PT Indonesia Asahan Aluminium Tbk 4.75% 20253					1,270	1,403
	PT Indonesia Asahan Aluminium Tbk 5.45% 20303					340	396
	PT Indonesia Asahan Aluminium Tbk 5.80% 20503					1,150	1,362
	Qatar (State of) 4.50% 20283					5,100	6,028
	Qatar (State of) 5.103% 20483					3,400	4,522
	Saudi Arabia (Kingdom of) 3.628% 20273					5,000	5,516
	Saudi Arabia (Kingdom of) 3.625% 20283					11,435	12,658
							107,689
	Federal agency bonds & notes 0.10%

	Fannie Mae 2.125% 20261					11,910	12,620
	Total bonds, notes & other debt instruments (cost: $12,255,833,000)						12,682,238
	Short-term securities 8.82%					Shares

	Money market investments 8.82%

	Capital Group Central Cash Fund 0.04%11,12					11,531,431	1,153,143
	Total short-term securities (cost: $1,153,188,000)						1,153,143

	Total investment securities 105.87% (cost: $13,409,021,000)						13,835,381
	Other assets less liabilities (5.87)%						(767,671)

	Net assets 100.00%						$13,067,710
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount13	6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

	90 Day Euro Dollar Futures	Long	2,010	December 2022	$ 502,500	$499,887	$27
	2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200	415,524	(442)
	5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300	771,806	(1,738)
	10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)	(453,548)	(1,223)
	10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)	(1,213,690)	(17,860)

166American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount13	6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

20 Year U.S. Treasury Bond Futures		Long	1,761	September 2021	$ 176,100	$283,081	$6,401
30 Year Ultra U.S. Treasury Bond Futures		Long	1,486	September 2021	148,600	286,334	8,734

							$(6,101)
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD1,704	PEN6,550		Morgan Stanley		7/6/2021		$ 2
PEN6,550	USD1,707		Morgan Stanley		7/6/2021		(5)
USD6,649	COP24,638,500		Goldman Sachs		7/19/2021		90
USD1,711	PEN6,550		Morgan Stanley		8/6/2021		5
USD1,704	PEN6,550		Morgan Stanley		9/3/2021		(3)

							$89
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	depreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	1.972%	4/26/2051		$23,200	$(1,234)	$421	$ (1,655)
3-month USD-LIBOR	1.9855%	4/26/2051		34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051		23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051		35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051		13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%		5/5/2051	30,800	(2,070)	—	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051		27,250	(39)	—	(39)

						$2,188	$(11,390)
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
					Value at	premium	appreciation
Receive/			Expiration	Notional	6/30/2021	paid	at 6/30/2021
Payment frequency	Pay		date	(000)	(000)	(000)	(000)

1.00%/Quarterly	CDX.NA.IG.36		6/20/2026	$79,545	$2,020	$1,932	$88
American Funds Insurance Series	167
The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%11	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented .29% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.

4Step bond; coupon rate may change at a later date.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Amount less than one thousand.

9Purchased on a TBA basis.

10Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.

11Rate represents the seven-day yield at 6/30/2021.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

13Notional amount is calculated based on the number of contracts and notional contract size.

14Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 93.11%		Principal amount	Value
		(000)	(000)

Euros	Allianz SE 4.75% perpetual bonds
17.03%	(3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	€ 4,200	$ 5,496
	Altria Group, Inc. 1.00% 2023	1,020	1,229
	Altria Group, Inc. 1.70% 2025	1,600	1,997
	Altria Group, Inc. 2.20% 2027	2,900	3,717
	American Honda Finance Corp. 1.60% 2022	620	747
	American Honda Finance Corp. 1.95% 2024	560	709
	American Tower Corp. 0.45% 2027	2,525	2,998
	American Tower Corp. 0.875% 2029	1,470	1,759
	AT&T, Inc. 1.60% 2028	2,350	2,990
	Bank of America Corp. 3.648% 2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	7,169
	Barclays Bank PLC 6.625% 2022	1,070	1,333
	CaixaBank, SA 2.25% 2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	2,400	2,984
	Comcast Corp. 0.25% 2027	1,250	1,490
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,118
	Cote d’Ivoire (Republic of) 5.875% 2031	840	1,073
	Deutsche Telekom International Finance BV 7.50% 2033	200	411
	Dow Chemical Co. 0.50% 2027	1,110	1,327
	Egypt (Arab Republic of) 5.625% 2030	745	890
	European Financial Stability Facility 0.40% 2025	6,000	7,329
	European Union 0% 2031	1,905	2,255
	European Union 0% 2035	220	249
	European Union 0.20% 2036	390	451
	French Republic O.A.T. 0% 2030	27,070	32,005
	Germany (Federal Republic of) 0% 2030	14,570	17,788
	Germany (Federal Republic of) 0% 2030	5,950	7,250
	Germany (Federal Republic of) 0% 2036	5,150	6,058
	Germany (Federal Republic of) 0% 2050	9,240	10,076
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,650
	Goldman Sachs Group, Inc. 1.00% 20332	2,705	3,216
	Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
	Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
	Groupe BPCE SA 4.625% 2023	1,200	1,560
	Groupe BPCE SA 1.00% 2025	2,900	3,557
	Honeywell International, Inc. 0.75% 2032	370	446
	Intesa Sanpaolo SpA 6.625% 2023	510	685
	Ireland (Republic of) 0.20% 2030	900	1,081
	Israel (State of) 2.875% 2024	1,180	1,514
	Israel (State of) 1.50% 2027	775	994
	Israel (State of) 1.50% 2029	725	943
	Italy (Republic of) 1.85% 2025	21,390	27,267
	Italy (Republic of) 0.95% 2027	1,745	2,149
	Italy (Republic of) 0.25% 2028	15,970	18,755
	Italy (Republic of) 2.80% 2028	5,828	8,076
	Italy (Republic of) 1.35% 2030	1,657	2,081
	Italy (Republic of) 1.65% 2030	7,400	9,500
	JPMorgan Chase & Co. 0.389% 2028
	(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	3,819
	Latvia (Republic of) 0% 2031	1,280	1,499
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	2,948
	Morocco (Kingdom of) 3.50% 2024	1,400	1,819
	Morocco (Kingdom of) 1.375% 2026	1,130	1,361
	Morocco (Kingdom of) 2.00% 2030	1,285	1,512
	Morocco (Kingdom of) 1.50% 2031	4,100	4,574
	Petroleos Mexicanos 5.50% 2025	2,520	3,279
	Philippines (Republic of) 0.25% 2025	1,470	1,751
	Philippines (Republic of) 0.70% 2029	940	1,111
	Portuguese Republic 0.475% 2030	1,610	1,947
	Quebec (Province of) 0.25% 2031	920	1,090
American Funds Insurance Series	169

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	Romania 3.624% 2030	€7,175	$ 9,855
(continued)	Romania 2.00% 2032	1,605	1,928
	Romania 2.00% 2033	6,910	8,146
	Romania 3.375% 2038	4,170	5,432
	Russian Federation 2.875% 2025	4,500	5,840
	Serbia (Republic of) 3.125% 2027	11,497	15,193
	Serbia (Republic of) 1.50% 2029	4,943	5,918
	Spain (Kingdom of) 0.80% 2027	2,280	2,844
	Spain (Kingdom of) 1.45% 2029	1,890	2,467
	Spain (Kingdom of) 1.25% 2030	4,740	6,087
	Spain (Kingdom of) 0.50% 2031	765	909
	Spain (Kingdom of) 2.70% 2048	850	1,323
	State Grid Europe Development PLC 1.50% 2022	194	232
	State Grid Overseas Investment, Ltd. 1.25% 2022	765	917
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	546
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	260
	Stryker Corp. 0.25% 2024	480	575
	Stryker Corp. 0.75% 2029	980	1,190
	Stryker Corp. 1.00% 2031	450	551
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,984
	Tunisia (Republic of) 6.75% 2023	5,209	5,993
	Turkey (Republic of) 4.375% 2027	950	1,119
	Ukraine 6.75% 2026	4,344	5,632
	Ukraine 4.375% 2030	2,705	3,003
	Verizon Communications, Inc. 0.375% 2029	3,470	4,082

			363,820

Japanese yen	Export-Import Bank of India 0.59% 2022	¥ 400,000	3,593
10.19%	Goldman Sachs Group, Inc. 2.80% 20222	100,000	914
	Groupe BPCE SA 0.64% 2022	400,000	3,610
	Indonesia (Republic of) 0.54% 2022	100,000	903
	Intesa Sanpaolo SpA 1.36% 2022	600,000	5,429
	Japan, Series 19, 0.10% 20243	1,844,567	16,863
	Japan, Series 18, 0.10% 20243	1,024,182	9,354
	Japan, Series 20, 0.10% 20253	680,720	6,235
	Japan, Series 21, 0.10% 20263	989,215	9,098
	Japan, Series 346, 0.10% 2027	2,525,700	22,984
	Japan, Series 23, 0.10% 20283	1,993,182	18,413
	Japan, Series 356, 0.10% 2029	3,529,000	32,083
	Japan, Series 24, 0.10% 20293	1,608,477	14,895
	Japan, Series 116, 2.20% 2030	576,100	6,178
	Japan, Series 145, 1.70% 2033	1,851,000	19,739
	Japan, Series 152, 1.20% 2035	1,442,500	14,712
	Japan, Series 21, 2.30% 2035	720,000	8,378
	Japan, Series 173, 0.40% 2040	492,000	4,410
	Japan, Series 37, 0.60% 2050	694,500	6,129
	Japan, Series 70, 0.70% 2051	335,500	3,028
	KT Corp. 0.38% 2021	200,000	1,800
	Philippines (Republic of) 0.001% 2024	900,000	8,048
	United Mexican States 0.62% 2022	100,000	903

			217,699

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,548
renminbi	Agricultural Development Bank of China 2.96% 2030	90,980	13,498
9.06%	China (People’s Republic of), Series 1916, 3.12% 2026	85,830	13,383
	China (People’s Republic of), Series INBK, 2.85% 2027	79,290	12,141
	China (People’s Republic of), Series IMBK, 3.28% 2027	1,650	259
	China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,573
	China (People’s Republic of), Series INBK, 3.27% 2030	58,490	9,174
	China (People’s Republic of), Series 1910, 3.86% 2049	205,560	32,810

170American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Chinese yuan	China (People’s Republic of), Series INBK, 3.39% 2050	CNY17,330	$ 2,543
renminbi	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,349
(continued)	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,624
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,841
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,723
	China Development Bank Corp., Series 2004, 3.43% 2027	192,390	29,880
	China Development Bank Corp., Series 1805, 4.04% 2028	131,350	21,044
	China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,605
	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	19,817
	China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,707

			193,519

British pounds	American Honda Finance Corp. 0.75% 2026	£1,420	1,939
3.36%	France Télécom 5.375% 2050	300	676
	Lloyds Banking Group PLC 7.625% 2025	655	1,125
	United Kingdom 2.75% 2024	1,210	1,810
	United Kingdom 4.25% 2027	2,800	4,801
	United Kingdom 0.375% 2030	4,970	6,643
	United Kingdom 4.75% 2030	14,360	27,157
	United Kingdom 0.625% 2035	9,062	11,808
	United Kingdom 0.875% 2046	6,030	7,675
	United Kingdom 0.625% 2050	2,805	3,299
	United Kingdom 1.25% 2051	3,560	4,930

			71,863

Danish kroner	Nordea Kredit 0.50% 20404	DKr19,129	2,924
2.49%	Nykredit Realkredit AS, Series 01E, 0.50% 20404	144,109	22,106
	Nykredit Realkredit AS, Series 01E, 0.50% 20434	184,657	28,091
			53,121

Brazilian reais	Brazil (Federative Republic of) 0% 2021	BRL147,000	29,191
2.43%	Brazil (Federative Republic of) 6.00% 20223	57,071	11,998
	Brazil (Federative Republic of) 6.00% 20243	49,223	10,680
			51,869

Canadian dollars	Canada 1.00% 2022	C$1,050	854
2.10%	Canada 2.25% 2025	15,900	13,544
	Canada 0.25% 2026	5,800	4,524
	Canada 2.25% 2029	26,105	22,667
	Canada 2.75% 2048	3,500	3,388

			44,977

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,986
1.96%	Petróleos Mexicanos 7.47% 2026	95,267	4,293
	United Mexican States, Series M, 7.50% 2027	412,420	21,583
	United Mexican States, Series M20, 8.50% 2029	140,400	7,757
	United Mexican States, Series M30, 8.50% 2038	21,100	1,171
	United Mexican States, Series M, 8.00% 2047	56,500	2,992

			41,782

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	5,919
1.67%	Russian Federation 7.15% 2025	436,320	6,033
	Russian Federation 6.90% 2029	403,750	5,501
	Russian Federation 7.65% 2030	712,330	10,141
	Russian Federation 5.90% 2031	79,600	1,000
American Funds Insurance Series	171

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Russian rubles	Russian Federation 8.50% 2031	RUB82,440	$ 1,244
(continued)	Russian Federation 7.70% 2033	295,840	4,244
	Russian Federation 7.25% 2034	121,920	1,691

			35,773

Australian dollars	Australia (Commonwealth of), Series 163, 1.00% 2031	A$32,670	23,263
1.23%	Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,067

			26,330

Malaysian	Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,217
ringgits	Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,887
1.09%	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,134

			23,238

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,679
0.70%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	522
	Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	805
	Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,098
	Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,827
	Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,210
	Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	516
	Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,217
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,092

			14,966

Colombian pesos	Colombia (Republic of) 5.75% 2027	COP14,059,000	3,589
0.52%	Colombia (Republic of) 7.25% 2050	31,167,000	7,607

			11,196

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,582
0.43%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,701

			9,283

Indian rupees	India (Republic of) 5.15% 2025	INR331,570	4,382
0.38%	National Highways Authority of India 7.17% 2021	220,000	3,005
	National Highways Authority of India 7.27% 2022	50,000	691

			8,078

Czech korunas	Czech Republic 0% 2024	CZK72,100	3,197
0.37%	Czech Republic 1.25% 2025	102,510	4,723

			7,920

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	3,358
0.35%	Ukraine 17.00% 2022	60,180	2,331
	Ukraine 17.25% 2022	47,384	1,819

			7,508

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr56,450	6,735
0.32%

172American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Ghanaian cedi	Ghana (Republic of) 18.85% 2023	GHS15,260	$2,723
0.13%

South African rand	South Africa (Republic of) 8.00% 2030	ZAR7,920	527
0.11%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,831

			2,358

Peruvian	Peru (Republic of) 6.15% 2032	PEN5,980	1,631
nuevos soles

0.08%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,407
0.07%

Romanian leu	Romania 4.75% 2025	RON5,000	1,295
0.06%

U.S. dollars	7-Eleven, Inc. 0.95% 20262	$ 520	511
36.98%	7-Eleven, Inc. 1.80% 20312	2,015	1,929
	Abbott Laboratories 3.40% 2023	137	146
	AbbVie, Inc. 2.90% 2022	1,170	1,209
	AbbVie, Inc. 3.20% 2022	200	207
	Abu Dhabi (Emirate of) 2.50% 20252	2,195	2,335
	ACE INA Holdings, Inc. 2.875% 2022	195	201
	ACE INA Holdings, Inc. 3.35% 2026	195	214
	ACE INA Holdings, Inc. 4.35% 2045	425	538
	Advisor Group Holdings, LLC 6.25% 20282	425	449
	Aetna, Inc. 2.80% 2023	340	354
	Affinity Gaming 6.875% 20272	390	415
	AG Merger Sub II, Inc. 10.75% 20272	311	346
	Albertsons Companies, Inc. 3.50% 20292	125	124
	Alcoa Netherlands Holding BV 5.50% 20272	200	217
	Alcoa Netherlands Holding BV 4.125% 20292	75	78
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,939
	Alliant Holdings Intermediate, LLC 6.75% 20272	410	431
	Allied Universal Holdco LLC 9.75% 20272	325	358
	Allied Universal Holdco LLC 6.00% 20292	500	508
	Allison Transmission Holdings, Inc. 3.75% 20312	100	98
	Allstate Corp. 0.75% 2025	1,563	1,548
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	650	658
	Altice France SA 5.125% 20292	200	201
	Altice NV 7.50% 20262	50	52
	Altria Group, Inc. 5.95% 2049	131	168
	Amazon.com, Inc. 1.50% 2030	2,040	1,996
	Amazon.com, Inc. 2.50% 2050	2,500	2,368
	American Airlines, Inc. 5.50% 20262	200	212
	American Airlines, Inc. 5.75% 20292	200	217
	American Campus Communities, Inc. 3.75% 2023	1,810	1,898
	American Campus Communities, Inc. 4.125% 2024	1,195	1,301
	American Campus Communities, Inc. 3.875% 2031	514	571
	American Electric Power Company, Inc. 1.00% 2025	250	248
	Amgen, Inc. 1.90% 2025	580	601
	Amgen, Inc. 2.20% 2027	445	462
	Amipeace, Ltd. 2.50% 2024	4,100	4,298
	Anglo American Capital PLC 2.25% 20282	454	460
	Anglo American Capital PLC 3.95% 20502	521	567
	Angola (Republic of) 9.50% 2025	2,400	2,634
American Funds Insurance Series	173

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
(continued)	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
	Antero Resources Corp. 5.375% 20302	80	82
	Apache Corp. 4.625% 2025	100	108
	Apache Corp. 4.375% 2028	171	182
	Apache Corp. 5.10% 2040	100	105
	Apollo Commercial Real Estate Finance, Inc. 4.625% 20292	325	321
	Apple, Inc. 3.35% 2027	1,075	1,195
	Apple, Inc. 2.40% 2050	1,100	1,034
	Ardagh Group SA 6.50% 20272,7	210	221
	Ardagh Metal Packaging Finance USA LLC 4.00% 20292	200	199
	Ardagh Packaging Finance 5.25% 20272	200	204
	Aretec Escrow Issuer, Inc. 7.50% 20292	495	511
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)1	1,921	693
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)1	3,025	965
	Arthur J. Gallagher & Co. 2.50% 2031	208	210
	Arthur J. Gallagher & Co. 3.50% 2051	34	36
	Ascent Resources - Utica LLC 8.25% 20282	230	253
	Ascent Resources - Utica LLC 5.875% 20292	100	100
	Associated Materials, LLC 9.00% 20252	400	425
	AssuredPartners, Inc. 7.00% 20252	200	205
	AssuredPartners, Inc. 5.625% 20292	230	230
	AstraZeneca Finance LLC 1.75% 2028	685	685
	AstraZeneca Finance LLC 2.25% 2031	100	102
	AstraZeneca PLC 3.50% 2023	2,700	2,869
	AstraZeneca PLC 3.00% 2051	657	681
	Atkore, Inc. 4.25% 20312	135	137
	ATS Automation Tooling Systems, Inc. 4.125% 20282	230	236
	Avantor Funding, Inc. 4.625% 20282	200	211
	Avis Budget Car Rental, LLC 5.75% 20272	185	193
	Avis Budget Group, Inc. 5.25% 20252	75	76
	Avis Budget Group, Inc. 4.75% 20282	100	103
	Avis Budget Group, Inc. 5.375% 20292	95	99
	Axalta Coating Systems LLC 4.75% 20272	200	210
	Axiata SPV2 Bhd. 2.163% 2030	651	643
	Azul Investments LLP 7.25% 20262	300	295
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	219
	Baidu, Inc. 3.425% 2030	675	732
	Banff Merger Sub, Inc. 9.75% 20262	210	221
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	887
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)1	7,710	7,645
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)1	4,600	4,639
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)1	3,745	3,776
	Bausch Health Companies, Inc. 9.25% 20262	795	866
	Bausch Health Companies, Inc. 5.75% 20272	200	213
	Bausch Health Companies, Inc. 4.875% 20282	245	251
	Bausch Health Companies, Inc. 5.00% 20282	215	204
	Bausch Health Companies, Inc. 5.25% 20312	235	220
	Bayer AG 3.375% 20242	840	903
	Bayer US Finance II LLC 4.25% 20252	203	226
	Bayerische Motoren Werke AG 2.95% 20222	3,675	3,755
	Bayerische Motoren Werke AG 3.90% 20252	900	993
	Bayerische Motoren Werke AG 4.15% 20302	900	1,051
	Beasley Mezzanine Holdings, LLC 8.625% 20262	125	127
	Belarus (Republic of) 7.625% 2027	2,100	2,055
	Berkshire Hathaway Energy Company 2.85% 2051	300	291
	Black Knight, Inc. 3.625% 20282	335	334
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20252	120	130
	BMC Software, Inc. 7.125% 20252	70	75
	BMC Software, Inc. 9.125% 20262	150	159
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)1,2	1,275	1,310

174American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Boeing Company 5.15% 2030	$4,000	$4,740
(continued)	Bombardier, Inc. 6.125% 20232	65	69
	Bombardier, Inc. 7.50% 20252	125	129
	Bombardier, Inc. 7.125% 20262	175	183
	Bombardier, Inc. 7.875% 20272	325	338
	Bombardier, Inc. 7.45% 20342	125	134
	Booz Allen Hamilton, Inc. 4.00% 20292	15	15
	Boyd Gaming Corp. 4.75% 2027	220	228
	Boyd Gaming Corp. 4.75% 20312	90	93
	Boyne USA, Inc. 4.75% 20292	45	47
	BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
	Brandywine Operating Partnership LP 3.95% 2023	190	198
	Braskem SA 4.50% 20302	745	778
	Brightstar Escrow Corp. 9.75% 20252	180	194
	Bristow Group, Inc. 6.875% 20282	175	179
	British American Tobacco PLC 2.789% 2024	1,150	1,209
	British American Tobacco PLC 3.215% 2026	955	1,014
	British American Tobacco PLC 3.557% 2027	1,545	1,655
	British American Tobacco PLC 3.462% 2029	1,150	1,216
	British American Tobacco PLC 4.758% 2049	894	971
	Broadcom, Inc. 3.15% 2025	212	227
	Broadcom, Inc. 4.15% 2030	1,450	1,628
	Broadcom, Inc. 3.419% 20332	698	734
	Broadcom, Inc. 3.469% 20342	48	51
	Broadcom, Inc. 3.75% 20512	926	968
	BroadStreet Partners, Inc. 5.875% 20292	250	256
	Brookfield Property REIT, Inc. 5.75% 20262	820	863
	Brookfield Residential Properties, Inc. 5.00% 20292	100	101
	Burger King Corp. 3.875% 20282	150	152
	BWX Technologies, Inc. 4.125% 20292	265	270
	Cablevision Systems Corp. 6.75% 2021	950	971
	Caesars Entertainment, Inc. 6.25% 20252	50	53
	California Resources Corp. 7.125% 20262	100	105
	Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
	Carnival Corp. 11.50% 20232	2,630	2,963
	Carrier Global Corp. 2.242% 2025	530	551
	Carrols Restaurant Group, Inc. 5.875% 20292	130	129
	Carvana Co. 5.50% 20272	70	72
	Catalent, Inc. 3.125% 20292	75	73
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20262	159	165
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	975	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	165	175
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20312	305	311
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20332	282	289
	CEC Entertainment, Inc. 6.75% 20262	200	206
	Centene Corp. 4.25% 2027	200	211
	Centene Corp. 2.45% 2028	105	107
	Centene Corp. 4.625% 2029	405	446
	Centene Corp. 2.50% 2031	155	153
	Central Garden & Pet Co. 4.125% 2030	99	101
	Central Garden & Pet Co. 4.125% 20312	120	122
	Charles River Laboratories International, Inc. 4.25% 20282	150	155
	Charles River Laboratories International, Inc. 3.75% 20292	30	30
	Cheniere Energy Partners LP 5.625% 2026	100	104
	Cheniere Energy Partners LP 4.50% 2029	210	226
	Cheniere Energy Partners LP 4.00% 20312	100	105
	Cheniere Energy, Inc. 4.625% 20282	405	428
	Chesapeake Energy Corp. 4.875% 20228	915	26
	Chesapeake Energy Corp. 5.50% 20262	100	106
	Chesapeake Energy Corp. 5.875% 20292	85	92
American Funds Insurance Series	175

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
(continued)	Cigna Corp. 4.125% 2025	830	931
	Cigna Corp. 2.40% 2030	380	388
	Cigna Corp. 2.375% 2031	2,977	3,022
	Cinemark USA, Inc. 5.875% 20262	75	79
	Cinemark USA, Inc. 5.25% 20282	100	103
	Cirsa Gaming Corp. SA 7.875% 20232	400	409
	Citigroup, Inc. 2.35% 2021	1,500	1,503
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)1	808	810
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,818
	Clarivate Science Holdings Corp. 3.875% 20282	110	111
	Clarivate Science Holdings Corp. 4.875% 20292	140	144
	Cleveland-Cliffs, Inc. 9.875% 20252	281	330
	Cleveland-Cliffs, Inc. 6.75% 20262	315	340
	Cleveland-Cliffs, Inc. 5.875% 2027	100	105
	Cleveland-Cliffs, Inc. 4.625% 20292	125	132
	Cleveland-Cliffs, Inc. 4.875% 20312	200	210
	CMS Energy Corp. 3.875% 2024	100	107
	CMS Energy Corp. 3.00% 2026	1,200	1,285
	CNX Resources Corp. 7.25% 20272	210	225
	CNX Resources Corp. 6.00% 20292	225	244
	Cogent Communications Group, Inc. 3.50% 20262	375	384
	Colombia (Republic of) 3.875% 2027	350	372
	Comcast Corp. 3.95% 2025	2,610	2,926
	Commonwealth Bank of Australia 2.688% 20312	4,650	4,653
	Community Health Systems, Inc. 5.625% 20272	90	96
	Community Health Systems, Inc. 6.00% 20292	230	246
	Compass Diversified Holdings 5.25% 20292	365	380
	Comstock Resources, Inc. 6.75% 20292	140	149
	Comstock Resources, Inc. 5.875% 20302	175	179
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)2,7,8	2,741	781
	Constellium SE 3.75% 20292	125	124
	Consumers Energy Co. 3.375% 2023	345	364
	Convey Park Energy LLC 7.50% 20252	125	130
	CoreCivic, Inc. 8.25% 2026	289	300
	CoreLogic, Inc. 4.50% 20282	584	580
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20295,6	150	151
	Corporate Office Properties LP 2.75% 2031	1,212	1,223
	Costa Rica (Republic of) 6.125% 20312	640	680
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20312	650	678
	Crédit Agricole SA 4.375% 20252	1,100	1,212
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,729
	Credit Suisse Group AG 2.95% 2025	875	937
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)1,2	1,000	1,032
	Crestwood Midstream Partners LP 6.00% 20292	150	157
	Crown Castle International Corp. 2.50% 2031	679	685
	CSX Corp. 3.80% 2050	75	86
	CSX Corp. 2.50% 2051	1,075	979
	CVR Partners LP 9.25% 20232	34	34
	CVR Partners LP 6.125% 20282	120	123
	CVS Health Corp. 3.50% 2022	430	442
	CVS Health Corp. 3.70% 2023	97	102
	DaimlerChrysler North America Holding Corp. 2.00% 20212	2,100	2,100
	Dana, Inc. 5.625% 2028	410	445
	Dana, Inc. 4.25% 2030	80	82
	Danske Bank AS 2.70% 20222	1,400	1,422
	Danske Bank AS 3.875% 20232	1,675	1,784
	Darling Ingredients, Inc. 5.25% 20272	210	221
	DaVita, Inc. 4.625% 20302	200	206
	DCP Midstream LP 7.375% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 5.148% on 12/15/2022)1	50	49
	Dell International LLC / EMC Corp. 8.10% 2036	110	168

176American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Dell International LLC / EMC Corp. 8.35% 2046	$ 81	$ 133
(continued)	Dell, Inc. 6.50% 2038	53	68
	Dell, Inc. 5.40% 2040	25	30
	Deluxe Corp. 8.00% 20292	150	163
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	863
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)1	1,500	1,598
	Deutsche Telekom International Finance BV 1.95% 20212	575	576
	Deutsche Telekom International Finance BV 2.82% 20222	1,675	1,693
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20272,6,7,9,10	30	30
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20276,7,9,10	27	27
	Diamond Sports Group LLC 6.625% 20272	385	190
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 20235,6	108	106
	Diebold Nixdorf, Inc. 9.375% 20252	630	701
	Diebold, Inc. 8.50% 2024	150	154
	Discovery Communications, Inc. 3.625% 2030	468	511
	Diversified Healthcare Trust 4.375% 2031	300	288
	Dominican Republic 5.50% 20252	1,375	1,513
	Dominican Republic 8.625% 20272	225	276
	Dominican Republic 6.40% 20492	1,613	1,738
	DPL, Inc. 4.125% 2025	270	290
	DT Midstream, Inc. 4.125% 20292	185	188
	Duke Energy Corp. 3.75% 2024	550	592
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
	Dun & Bradstreet Corp. 6.875% 20262	123	131
	Edison International 5.75% 2027	370	421
	Edison International 4.125% 2028	2,390	2,546
	Egypt (Arab Republic of) 7.50% 20272	2,200	2,478
	Elastic NV 4.125% 20292	75	75
	Electricité de France SA 4.875% 20382	795	979
	Element Solutions, Inc. 3.875% 20282	150	153
	Embarq Corp. 7.995% 2036	266	302
	EMD Finance LLC 2.95% 20222	225	228
	EMD Finance LLC 3.25% 20252	2,924	3,142
	Empire Communities Corp. 7.00% 20252	100	105
	Empresas Publicas de Medellin ESP 4.25% 20292	1,030	1,022
	Enbridge, Inc. 4.00% 2023	600	641
	Enbridge, Inc. 2.50% 2025	900	944
	Enbridge, Inc. 4.25% 2026	655	739
	Enbridge, Inc. 3.70% 2027	754	832
	Enbridge, Inc. 3.40% 2051	464	467
	Encompass Health Corp. 4.50% 2028	100	104
	Encompass Health Corp. 4.75% 2030	145	154
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20272	551	563
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20282	292	197
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20292	225	221
	Enel Finance International SA 2.75% 20232	5,000	5,187
	Enel Finance International SA 3.625% 20272	2,375	2,612
	Enel Finance International SA 3.50% 20282	1,800	1,974
	Energean Israel Finance, Ltd. 4.50% 20242	80	82
	Energizer Holdings, Inc. 4.375% 20292	210	211
	Energy Transfer Operating LP 5.00% 2050	5,567	6,447
	Energy Transfer Partners LP 4.20% 2027	110	122
	Energy Transfer Partners LP 6.00% 2048	70	89
	Energy Transfer Partners LP 6.25% 2049	910	1,196
	EnLink Midstream Partners, LLC 5.625% 20282	135	143
	ENN Energy Holdings, Ltd. 2.625% 20302	2,982	2,981
	Entergy Corp. 0.90% 2025	750	741
	Entergy Texas, Inc. 1.75% 2031	525	504
	EQM Midstream Partners LP 6.50% 20272	340	380
	EQM Midstream Partners LP 4.50% 20292	75	76
	EQM Midstream Partners LP 4.75% 20312	70	72
American Funds Insurance Series	177

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)1	$ 50	$ 65
(continued)	Equinix, Inc. 1.80% 2027	1,145	1,160
	Equinix, Inc. 2.15% 2030	9,390	9,339
	Essex Portfolio LP 3.50% 2025	2,835	3,071
	Essex Portfolio LP 3.375% 2026	885	960
	European Investment Bank 2.25% 2022	700	710
	Everi Holdings Inc. 5.00% 20292	55	56
	Exelon Corp., junior subordinated, 3.497% 20221	525	538
	Export-Import Bank of India 3.25% 2030	3,489	3,552
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	1,024	1,042
	Fannie Mae Pool #MA2754 3.00% 20264	120	126
	Fannie Mae Pool #AB4281 3.00% 20274	19	20
	Fannie Mae Pool #AP7888 3.50% 20424	457	497
	Fannie Mae Pool #AQ0770 3.50% 20424	164	178
	Fannie Mae Pool #AO4151 3.50% 20424	157	170
	Fertitta Entertainment, Inc. 6.75% 20242	150	152
	Fidelity National Information Services, Inc. 2.25% 2031	47	47
	First Quantum Minerals, Ltd. 7.25% 20232	265	270
	First Quantum Minerals, Ltd. 7.50% 20252	495	515
	First Quantum Minerals, Ltd. 6.875% 20262	325	340
	First Quantum Minerals, Ltd. 6.875% 20272	440	480
	FirstEnergy Corp. 4.40% 20271	1,800	1,960
	FirstEnergy Corp. 3.40% 2050	240	236
	FirstEnergy Transmission LLC 2.866% 20282	2,325	2,411
	FMG Resources 4.375% 20312	325	348
	Ford Motor Credit Company LLC 3.81% 2024	530	555
	Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
	Ford Motor Credit Company LLC 2.90% 2028	200	199
	Ford Motor Credit Company LLC 4.00% 2030	125	131
	Fortress Transportation and Infrastructure Investors LLC 5.50% 20282	90	94
	France Télécom 9.00% 20311	2,434	3,832
	Freddie Mac Pool #ZS8588 3.00% 20304	75	80
	Freedom Mortgage Corp. 7.625% 20262	225	235
	Freeport-McMoRan, Inc. 3.875% 2023	75	78
	Freeport-McMoRan, Inc. 4.25% 2030	275	295
	Freeport-McMoRan, Inc. 5.45% 2043	100	122
	Fresnillo PLC 4.25% 20502	973	991
	Front Range BidCo, Inc. 6.125% 20282	200	205
	Frontier Communications Corp. 5.875% 20272	125	134
	Frontier Communications Corp. 5.00% 20282	125	129
	Frontier Communications Corp. 6.75% 20292	125	133
	Frontier Communications Holdings, LLC 5.875% 2029	400	408
	FS Energy and Power Fund 7.50% 20232	575	596
	FXI Holdings, Inc. 7.875% 20242	150	155
	FXI Holdings, Inc. 12.25% 20262	652	753
	Gartner, Inc. 4.50% 20282	150	159
	General Motors Company 6.125% 2025	117	139
	General Motors Financial Co. 5.20% 2023	1,190	1,282
	General Motors Financial Co. 1.05% 2024	725	729
	General Motors Financial Co. 2.40% 2028	2,250	2,286
	Genesis Energy LP 8.00% 2027	360	379
	Georgia (Republic of) 2.75% 20262	400	408
	Glencore Funding LLC 1.625% 20262	2,838	2,850
	Global Infrastructure Solutions, Inc. 5.625% 20292	250	260
	Global Payments, Inc. 1.20% 2026	817	810
	Global Payments, Inc. 2.90% 2030	683	712
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,230
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	1,078
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)1	2,510	2,566
	Goodyear Tire & Rubber Co. 5.00% 20292	210	220
	GPC Merger Sub, Inc. 7.125% 20282	210	227

178American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20265,6	$ 75	$ 76
(continued)	Gray Television, Inc. 7.00% 20272	210	228
	Groupe BPCE SA 5.15% 20242	1,800	2,006
	Grupo Energia Bogota SA ESP 4.875% 20302	660	720
	Guara Norte SARL 5.198% 20342	197	205
	Hanesbrands, Inc. 4.625% 20242	85	90
	Hanesbrands, Inc. 5.375% 20252	86	91
	Hanesbrands, Inc. 4.875% 20262	245	265
	Harsco Corp. 5.75% 20272	360	378
	Harvest Midstream I LP 7.50% 20282	140	152
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 20262	150	151
	HCA, Inc. 5.375% 2025	55	62
	HCA, Inc. 5.875% 2026	125	145
	HCA, Inc. 5.625% 2028	315	374
	HCA, Inc. 5.25% 2049	170	217
	Hexion, Inc. 7.875% 20272	370	400
	Hightower Holding, LLC 6.75% 20292	85	87
	Hilcorp Energy I LP 5.75% 20292	80	84
	Hilcorp Energy I LP 6.00% 20312	45	48
	Hilton Grand Vacations Borrower LLC 5.00% 20292	450	461
	Hilton Worldwide Holdings, Inc. 4.00% 20312	130	131
	Howard Hughes Corp. 5.375% 20282	435	463
	Howard Hughes Corp. 4.125% 20292	205	206
	Howard Hughes Corp. 4.375% 20312	130	130
	Howmet Aerospace, Inc. 6.875% 2025	190	221
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	446
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	320
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,646
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)1	1,032	1,034
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 20226	200	154
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 20226	507	416
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 20236	408	304
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
	Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 20236	976	730
	Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
	Huarong Finance II Co., Ltd. 5.00% 2025	607	439
	Huarong Finance II Co., Ltd. 5.50% 2025	880	653
	Huarong Finance II Co., Ltd. 4.875% 2026	600	423
	HUB International, Ltd. 7.00% 20262	275	286
	Hyundai Capital America 3.25% 20222	250	258
	Hyundai Capital America 0.875% 20242	1,200	1,195
	Hyundai Capital America 1.50% 20262	925	919
	Hyundai Capital America 2.375% 20272	1,284	1,315
	Hyundai Capital America 2.00% 20282	600	596
	Hyundai Capital Services, Inc. 3.75% 20232	2,450	2,572
	Imperial Tobacco Finance PLC 3.50% 20232	2,000	2,069
	Independence Energy Finance LLC 7.25% 20262	150	158
	Ingles Markets, Inc. 4.00% 20312	325	325
	International Game Technology PLC 6.50% 20252	500	561
	International Game Technology PLC 4.125% 20262	250	261
	International Game Technology PLC 5.25% 20292	200	215
	Intesa Sanpaolo SpA 5.017% 20242	3,270	3,560
	Inversiones Latin America Power 5.125% 20332	200	198
	Investment Energy Resources, Ltd. 6.25% 20292	200	217
	Iqvia, Inc. 5.00% 20272	200	210
	Iraq (Republic of) 6.752% 20232	545	559
	Iron Mountain, Inc. 5.25% 20302	290	307
	Iron Mountain, Inc. 4.50% 20312	100	101
	Israel (State of) 2.50% 2030	3,850	4,040
	Israel (State of) 2.75% 2030	1,135	1,213
	Israel (State of) 3.375% 2050	1,470	1,574
	Israel (State of) 3.875% 2050	795	922
American Funds Insurance Series	179

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	J2 Global, Inc. 4.625% 20302	$ 220	$ 228
(continued)	Jazz Securities DAC 4.375% 20292	200	208
	JBS Luxembourg SARL 3.625% 20322	200	200
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)1	6,710	6,628
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)1	1,722	1,732
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 20265,6	65	65
	KB Home 6.875% 2027	370	442
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
	Kenya (Republic of) 6.875% 2024	1,300	1,433
	Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
	Keurig Dr Pepper, Inc. 3.20% 2030	146	158
	Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
	Kimberly-Clark Corp. 1.05% 2027	770	754
	Kimberly-Clark Corp. 3.10% 2030	110	122
	Kraft Heinz Company 3.875% 2027	300	330
	Kraft Heinz Company 5.00% 2042	250	306
	Kraft Heinz Company 4.375% 2046	740	840
	Kronos Acquisition Holdings, Inc. 5.00% 20262	95	97
	Kronos Acquisition Holdings, Inc. 7.00% 20272	225	226
	Kuwait (State of) 2.75% 20222	3,550	3,615
	Lamar Media Corp. 3.75% 2028	210	214
	Lamar Media Corp. 3.625% 20312	75	73
	LD Holdings Group LLC 6.125% 20282	125	125
	Level 3 Financing, Inc. 3.75% 20292	125	122
	Levi Strauss & Co. 3.50% 20312	125	125
	LGI Homes, Inc. 4.00% 20292	105	106
	Liberty Global PLC 5.50% 20282	250	263
	Ligado Networks LLC 15.50% 2023 (100% PIK)2,7	243	240
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342	1,027	1,200
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
	Lima Metro Line 2 Finance, Ltd. 4.35% 20362	630	654
	Limited Brands, Inc. 6.625% 20302	40	46
	Limited Brands, Inc. 6.875% 2035	25	32
	Lithia Motors, Inc. 3.875% 20292	90	93
	Lloyds Banking Group PLC 1.326% 2023
	(1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)1	1,825	1,840
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	7,008
	LPL Financial Holdings, Inc. 4.625% 20272	395	410
	LPL Financial Holdings, Inc. 4.375% 20312	110	112
	LSB Industries, Inc. 9.625% 20232	760	782
	LSC Communications, Inc. 8.75% 20232,8,9,10	431	23
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20262	155	161
	Magic MergerCo, Inc. 5.25% 20282	150	154
	Magic MergerCo, Inc. 7.875% 20292	150	155
	Mallinckrodt PLC 10.00% 20252	1,190	1,331
	Marriott Ownership Resorts, Inc. 4.50% 20292	20	20
	Masco Corp. 1.50% 2028	791	773
	MasTec, Inc. 4.50% 20282	100	105
	MDC Partners, Inc. 7.50% 20241,2	470	476
	Medical Properties Trust, Inc. 3.50% 2031	155	157
	Medtronic, Inc. 3.50% 2025	1,091	1,198
	Meituan Dianping 2.125% 2025	1,730	1,718
	Melco International Development, Ltd. 5.375% 20292	200	212
	Mercer International, Inc. 5.125% 20292	130	134
	Meredith Corp. 6.875% 2026	161	168
	Methanex Corp. 5.125% 2027	240	260
	Methanex Corp. 5.65% 2044	240	249
	Mexico City Airport Trust 5.50% 2047	432	439
	MGM Growth Properties LLC 3.875% 20292	100	102
	MGM Resorts International 7.75% 2022	200	209

180American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 20295,6	$ 25	$ 26
(continued)	MicroStrategy, Inc. 6.125% 20282	50	50
	MidCap Financial Issuer Trust 6.50% 20282	200	210
	MidCap Financial Issuer Trust 5.625% 20302	125	126
	Mohegan Gaming & Entertainment 8.00% 20262	380	398
	Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
	Molina Healthcare, Inc. 3.875% 20302	75	78
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	2,180
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)1	1,396	1,358
	MPLX LP 2.65% 2030	837	846
	MPLX LP 5.50% 2049	1,900	2,465
	MSCI, Inc. 5.375% 20272	125	134
	MSCI, Inc. 3.625% 20312	150	154
	MSCI, Inc. 3.875% 20312	410	426
	Mueller Water Products, Inc. 4.00% 20292	130	134
	National Financial Partners Corp. 6.875% 20282	210	222
	Nationstar Mortgage Holdings, Inc. 5.125% 20302	135	135
	Navient Corp. 5.50% 2023	440	465
	Navient Corp. 5.875% 2024	730	789
	Navient Corp. 6.125% 2024	100	108
	Navient Corp. 4.875% 2028	80	81
	NCL Corp., Ltd. 3.625% 20242	345	334
	NCL Corp., Ltd. 5.875% 20262	115	121
	NCR Corp. 5.125% 20292	250	258
	Neiman Marcus Group LLC 7.125% 20262	325	347
	Neon Holdings, Inc. 10.125% 20262	70	77
	NESCO Holdings II, Inc. 5.50% 20292	75	78
	Nestlé Holdings, Inc. 0.625% 20262	4,538	4,458
	Netflix, Inc. 4.875% 2028	150	175
	Netflix, Inc. 4.875% 20302	225	268
	New Fortress Energy, Inc. 6.50% 20262	570	583
	New York Life Global Funding 1.20% 20302	2,725	2,557
	Newcrest Finance Pty, Ltd. 3.25% 20302	909	978
	Newell Rubbermaid, Inc. 4.70% 2026	100	112
	Newell Rubbermaid, Inc. 5.875% 20361	100	124
	News Corp. 3.875% 20292	125	126
	Nexstar Broadcasting, Inc. 4.75% 20282	215	221
	Nexstar Escrow Corp. 5.625% 20272	100	106
	NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
	NFP Corp. 4.875% 20282	250	254
	NGL Energy Operating LLC 7.50% 20262	490	515
	NGL Energy Partners LP 7.50% 2023	350	345
	Niagara Mohawk Power Corp. 3.508% 20242	180	194
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20252	125	129
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20282	210	222
	NIKE, Inc. 3.375% 2050	602	679
	Northern Oil and Gas, Inc. 8.125% 20282	300	324
	NorthRiver Midstream Finance LP 5.625% 20262	220	229
	Nouryon Holding BV 8.00% 20262	210	223
	Nova Chemicals Corp. 5.00% 20252	115	123
	Nova Chemicals Corp. 5.25% 20272	120	129
	Nova Chemicals Corp. 4.25% 20292	95	96
	Novelis Corp. 4.75% 20302	200	210
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20292	185	197
	Oasis Petroleum, Inc. 6.375% 20262	35	37
	Occidental Petroleum Corp. 2.70% 2023	230	236
	Occidental Petroleum Corp. 5.875% 2025	240	267
	Occidental Petroleum Corp. 6.375% 2028	234	274
	Occidental Petroleum Corp. 6.125% 2031	50	59
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
	(Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
	Oleoducto Central SA 4.00% 20272	2,535	2,619
American Funds Insurance Series	181

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Oleoducto Central SA 4.00% 2027	$ 630	$ 651
(continued)	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	131
	ONEOK, Inc. 5.20% 2048	1,378	1,691
	ONEOK, Inc. 4.45% 2049	3,510	3,887
	ONEOK, Inc. 7.15% 2051	355	523
	Oracle Corp. 2.65% 2026	2,327	2,457
	Oracle Corp. 3.25% 2027	1,880	2,048
	Oracle Corp. 3.60% 2050	980	1,008
	Oracle Corp. 3.95% 2051	122	133
	Organon Finance 1 LLC 5.125% 20312	105	108
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,4,6	582	587
	Oversea-Chinese Banking Corp., Ltd. 1.832% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)1,2	1,416	1,420
	Owens & Minor, Inc. 4.375% 2024	425	445
	Owens & Minor, Inc. 4.50% 20292	135	139
	Pacific Gas and Electric Co. 2.95% 2026	590	604
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
	Pacific Gas and Electric Co. 3.30% 2027	659	683
	Pacific Gas and Electric Co. 4.65% 2028	542	597
	Pacific Gas and Electric Co. 4.55% 2030	783	838
	Pacific Gas and Electric Co. 3.25% 2031	975	960
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
	Pacific Gas and Electric Co. 3.50% 2050	931	831
	Pakistan (Islamic Republic of) 5.50% 20212	3,535	3,563
	Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
	Panama (Republic of) 3.75% 20262	1,440	1,556
	Panther BF Aggregator 2 LP 6.25% 20262	49	52
	Panther BF Aggregator 2 LP 8.50% 20272	200	218
	Paraguay (Republic of) 4.625% 2023	947	999
	Paraguay (Republic of) 5.00% 2026	235	268
	Paraguay (Republic of) 4.70% 20272	350	398
	Paraguay (Republic of) 5.60% 20482	2,340	2,758
	Paraguay (Republic of) 5.40% 20502	1,510	1,768
	Park Intermediate Holdings LLC 4.875% 20292	135	140
	Party City Holdings, Inc. 8.75% 20262	175	187
	PayPal Holdings, Inc. 2.30% 2030	541	560
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)2,7	45	34
	Peninsula Pacific Entertainment LLC 8.50% 20272	125	134
	Peru (Republic of) 2.392% 2026	500	517
	Petróleos Mexicanos 6.875% 20252	1,340	1,485
	Petróleos Mexicanos 6.875% 2026	4,260	4,661
	Petróleos Mexicanos 7.69% 2050	250	241
	Petróleos Mexicanos 6.95% 2060	201	178
	PETRONAS Capital, Ltd. 3.50% 20302	605	664
	PG&E Corp. 5.00% 2028	220	223
	PG&E Corp. 5.25% 2030	125	127
	Philip Morris International, Inc. 2.10% 2030	634	632
	Plains All American Pipeline LP 3.80% 2030	352	377
	Post Holdings, Inc. 4.625% 20302	579	589
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
	PowerTeam Services, LLC 9.033% 20252	200	220
	Precision Drilling Corp. 7.125% 20262	125	129
	Precision Drilling Corp. 6.875% 20292	150	155
	Prestige Brands International, Inc. 3.75% 20312	90	87
	Procter & Gamble Company 3.00% 2030	338	373
	Progress Energy, Inc. 7.75% 2031	150	214
	PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
	PT Indonesia Asahan Aluminium Tbk 5.23% 20212	555	565
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	582

182American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	PTT Exploration and Production PCL 2.587% 20272	$ 200	$ 208
(continued)	Public Service Electric and Gas Co. 2.05% 2050	415	359
	Puget Energy, Inc. 6.00% 2021	1,023	1,033
	Puget Energy, Inc. 5.625% 2022	480	499
	Qatar (State of) 3.40% 20252	4,805	5,238
	Qatar (State of) 5.103% 20482	530	705
	Qatar Petroleum 1.375% 20262	1,325	1,324
	Qatar Petroleum 3.125% 20412	3,255	3,243
	Qatar Petroleum 3.30% 20512	1,045	1,045
	Rabobank Nederland 4.625% 2023	2,180	2,384
	Radiology Partners, Inc. 9.25% 20282	220	244
	Range Resources Corp. 8.25% 20292	55	62
	Raptor Acquisition Corp. 4.875% 20262	375	381
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B,
	(3-month USD-LIBOR + 4.00%) 4.75% 20265,6	90	90
	Rattler Midstream Partners LP 5.625% 20252	135	142
	Rayonier A.M. Products, Inc. 7.625% 20262	40	42
	Real Hero Merger Sub 2, Inc. 6.25% 20292	25	26
	Realogy Corp. 5.75% 20292	235	246
	Renewable Energy Group, Inc. 5.875% 20282	80	84
	Reynolds American, Inc. 4.45% 2025	2,115	2,344
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20292	60	60
	Rocket Software, Inc. 6.50% 20292	100	99
	Royal Bank of Canada 0.875% 2026	4,660	4,599
	Royal Bank of Canada 1.20% 2026	2,200	2,200
	Royal Caribbean Cruises, Ltd. 11.50% 20252	95	110
	RP Escrow Issuer, LLC 5.25% 20252	75	79
	Russian Federation 4.25% 2027	1,400	1,565
	SA Global Sukuk, Ltd. 0.946% 20242	1,530	1,530
	SA Global Sukuk, Ltd. 1.602% 20262	835	835
	SA Global Sukuk, Ltd. 2.694% 20312	1,725	1,749
	Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
	Saudi Arabia (Kingdom of) 2.894% 20222	1,900	1,936
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
	Saudi Arabia (Kingdom of) 3.628% 20272	1,900	2,096
	Saudi Arabia (Kingdom of) 3.625% 20282	3,840	4,251
	Saudi Arabian Oil Co. 1.625% 20252	430	435
	Scentre Group 3.50% 20252	210	226
	Scentre Group 3.75% 20272	110	121
	Scientific Games Corp. 5.00% 20252	539	558
	Scientific Games Corp. 8.25% 20262	420	451
	SCIH Salt Holdings, Inc. 4.875% 20282	335	336
	SCIH Salt Holdings, Inc. 6.625% 20292	65	65
	Scotts Miracle-Gro Co. 4.50% 2029	200	208
	Sensata Technologies Holding BV 4.00% 20292	550	559
	Service Properties Trust 5.50% 2027	85	91
	ServiceNow, Inc. 1.40% 2030	1,830	1,719
	Simmons Foods, Inc. 4.625% 20292	225	227
	Sinclair Television Group, Inc. 5.125% 20272	155	156
	Sinclair Television Group, Inc. 4.125% 20302	230	226
	Sirius XM Radio, Inc. 5.00% 20272	125	131
	Sirius XM Radio, Inc. 4.00% 20282	225	232
	Six Flags Entertainment Corp. 4.875% 20242	230	233
	Sizzling Platter LLC 8.50% 20252	200	207
	SK hynix, Inc. 1.50% 20262	1,343	1,326
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
	SkyMiles IP, Ltd. 4.75% 20282	210	234
	SM Energy Co. 6.50% 2028	50	51
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 20285,6	250	251
	Southern California Edison Co. 2.85% 2029	200	208
	Southwestern Energy Co. 6.45% 20251	200	222
American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Southwestern Energy Co. 7.50% 2026	$ 75	$ 80
(continued)	Southwestern Energy Co. 7.75% 2027	25	27
	Southwestern Energy Co. 8.375% 2028	60	68
	Springleaf Finance Corp. 6.125% 2024	650	700
	Sprint Corp. 7.625% 2026	180	220
	Sprint Corp. 6.875% 2028	980	1,258
	Square, Inc. 2.75% 20262	350	357
	Square, Inc. 3.50% 20312	125	126
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
	SRS Distribution, Inc. 6.125% 20292	60	62
	State Grid Overseas Investment, Ltd. 3.50% 20272	5,600	6,177
	Stericycle, Inc. 3.875% 20292	225	225
	Studio City Finance, Ltd. 5.00% 20292	200	202
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20312	125	128
	Summer (BC) BidCo B LLC 5.50% 20262	200	204
	Summit Materials, Inc. 6.50% 20272	210	223
	Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
	Sunoco LP 5.50% 2026	210	217
	Sunoco LP 4.50% 20292	345	352
	Superior Plus LP and Superior General Partner, Inc. 4.50% 20292	50	52
	Surgery Center Holdings 10.00% 20272	210	231
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,2	800	912
	Syneos Health, Inc. 3.625% 20292	45	45
	Talen Energy Corp. 10.50% 20262	255	185
	Talen Energy Corp. 7.25% 20272	510	477
	Talen Energy Supply, LLC 7.625% 20282	70	66
	Targa Resources Partners LP 5.875% 2026	125	132
	Targa Resources Partners LP 5.50% 2030	230	253
	Targa Resources Partners LP 4.875% 20312	90	98
	Teekay Offshore Partners LP 8.50% 20232	550	506
	Telesat Canada / Telesat LLC 5.625% 20262	45	45
	Tencent Holdings, Ltd. 3.24% 20502	7,950	7,804
	Tencent Music Entertainment Group 2.00% 2030	610	589
	Tenet Healthcare Corp. 4.875% 20262	465	483
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev.
	Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
	The Home Co., Inc. 7.25% 20252	290	308
	Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
	T-Mobile US, Inc. 2.625% 2026	150	154
	T-Mobile US, Inc. 2.625% 2029	75	74
	Total Capital International 3.127% 2050	804	817
	Total Play Telecomunicaciones, SA de CV 7.50% 20252	230	244
	Toyota Motor Credit Corp. 3.375% 2030	453	508
	TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
	TransDigm, Inc. 6.25% 20262	204	215
	TransDigm, Inc. 5.50% 2027	65	68
	TransDigm, Inc. 4.625% 20292	115	115
	Transocean Guardian, Ltd. 5.875% 20242	40	39
	Transocean Poseidon, Ltd. 6.875% 20272	130	131
	Transocean, Inc. 6.125% 20252	87	88
	Transocean, Inc. 7.25% 20252	150	131
	Transocean, Inc. 8.00% 20272	150	126
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20232	1,635	1,633
	Triton Water Holdings, Inc. 6.25% 20292	145	146

184American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Trivium Packaging BV 8.50% 20272	$ 200	$ 218
(continued)	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20285,6	25	25
	Turkey (Republic of) 6.25% 2022	1,880	1,960
	Turkey (Republic of) 5.75% 2024	2,500	2,599
	Turkey (Republic of) 6.35% 2024	2,220	2,334
	U.S. Treasury 0.125% 2022	12,340	12,337
	U.S. Treasury 0.125% 202311	24,000	23,980
	U.S. Treasury 2.625% 2023	6,900	7,180
	U.S. Treasury 1.875% 2024	4,515	4,710
	U.S. Treasury 2.75% 2025	10,140	10,968
	U.S. Treasury 2.875% 2025	5,400	5,893
	U.S. Treasury 0.50% 2026	7,453	7,341
	U.S. Treasury 1.625% 2031	4,600	4,672
	U.S. Treasury 1.125% 2040	9,170	7,910
	U.S. Treasury 1.875% 204111	23,490	22,977
	U.S. Treasury 2.25% 2041	5,810	6,042
	U.S. Treasury 2.75% 2047	1,625	1,846
	U.S. Treasury 3.00% 2048	5,045	6,013
	U.S. Treasury 1.25% 205011	2,100	1,711
	U.S. Treasury 1.625% 205011	2,580	2,312
	U.S. Treasury 2.375% 205111	12,310	13,137
	U.S. Treasury Inflation-Protected Security 0.125% 20513	3,835	4,204
	Uber Technologies, Inc. 8.00% 20262	300	324
	UBS Group AG 1.008% 2024
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)1,2	1,950	1,965
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 20265,6	318	318
	Ukraine 7.75% 2022	3,010	3,168
	UniCredit SpA 3.75% 20222	1,750	1,792
	Uniform Mortgage-Backed Security 1.50% 20364,12	4,897	4,941
	Unisys Corp. 6.875% 20272	50	55
	United Airlines Holdings, Inc. 6.50% 20272	290	320
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B,
	4.875% 2027	89	95
	United Airlines, Inc. 4.375% 20262	55	57
	United Airlines, Inc. 4.625% 20292	145	150
	United Mexican States 3.25% 2030	2,685	2,779
	United Rentals, Inc. 5.25% 2030	150	165
	United Technologies Corp. 4.125% 2028	1,900	2,188
	United Wholesale Mortgage, LLC 5.50% 20292	75	75
	Univision Communications, Inc. 6.625% 20272	220	239
	Univision Communications, Inc. 4.50% 20292	350	353
	UPC Broadband Finco BV 4.875% 20312	200	201
	Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
	Valeant Pharmaceuticals International, Inc. 6.125% 20252	388	398
	Valvoline, Inc. 3.625% 20312	210	211
	Venator Materials Corp. 5.75% 20252	590	582
	Venator Materials Corp. 9.50% 20252	420	474
	Veritas Holdings, Ltd. 10.50% 20242	200	206
	Verizon Communications, Inc. 3.15% 2030	575	621
	Verizon Communications, Inc. 2.55% 2031	2,100	2,148
	Verizon Communications, Inc. 3.40% 2041	3,460	3,665
	Vertical Holdco GMBH 7.625% 20282	200	217
	Vertical U.S. Newco, Inc. 5.25% 20272	225	237
	VICI Properties LP 4.25% 20262	175	182
	VICI Properties LP 4.625% 20292	45	48
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20252	40	41
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20302	250	257
	Virgin Media O2 4.25% 20312	275	271
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 20285,6	25	25
	Vistra Operations Co. LLC 4.375% 20292	175	176
	Volkswagen Group of America Finance, LLC 4.00% 20212	1,900	1,927
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,280	1,460
American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Walt Disney Company 2.65% 2031	$4,405	$4,628
(continued)	Warner Music Group 3.875% 20302	210	213
	WASH Multifamily Acquisition, Inc. 5.75% 20262	200	209
	WEA Finance LLC 3.75% 20242	535	573
	Weatherford International PLC 8.75% 20242	150	157
	Weatherford International PLC 11.00% 20242	100	104
	WESCO Distribution, Inc. 7.125% 20252	195	211
	WESCO Distribution, Inc. 7.25% 20282	215	240
	Western Global Airlines LLC 10.375% 20252	80	92
	Western Midstream Operating LP 4.35% 20251	155	164
	Western Midstream Operating LP 4.75% 2028	70	76
	Westfield Corp., Ltd. 3.15% 20222	245	249
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1	2,900	3,011
	Williams Companies, Inc. 3.50% 2030	1,024	1,119
	Wyndham Worldwide Corp. 4.375% 20282	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	228	237
	Wynn Resorts, Ltd. 7.75% 20252	180	194
	Xcel Energy, Inc. 3.35% 2026	2,581	2,812
	Xenia Hotels & Resorts, Inc. 4.875% 20292	65	67
	Xerox Corp. 5.50% 20282	329	342
	Ziggo Bond Co. BV 5.125% 20302	200	205
	Ziggo Bond Finance BV 5.50% 20272	364	379
	Ziggo Bond Finance BV 4.875% 20302	300	308
	Zimmer Holdings, Inc. 3.15% 2022	790	803

			790,226

	Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317
Preferred securities 0.00%		Shares

U.S. dollars	ACR III LSC Holdings LLC, Series B, preferred shares2,9,10,13	48	34
0.00%
	Total preferred securities (cost: $49,000)		34

Common stocks 0.13%

U.S. dollars	New AMI I, LLC9,10,13	174,911	1,522
0.13%	Weatherford International13	29,931	545
	Chesapeake Energy Corp.	6,478	336
	Diamond Offshore Drilling, Inc.13	36,338	231
	Diamond Offshore Drilling, Inc.2,9,10,13	12,700	67
	McDermott International, Ltd.13	4,287	2
	Total common stocks (cost: $2,685,000)		2,703
Rights & warrants 0.00%

U.S. dollars	Chesapeake Energy Corp., Class B, warrants, expire 202613	1,707	41
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20249,10,13	531	—
	Total rights & warrants (cost: $8,000)		41
Short-term securities 7.16%

Money market investments 5.80%

	Capital Group Central Cash Fund 0.04%14,15	1,238,717	123,872

186American Funds Insurance Series

Capital World Bond Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Bills & notes of governments & government agencies outside the U.S. 1.36%

Egyptian Treasury 7/6/2021					11.715%	EGP66,000	$4,196
Egyptian Treasury 7/20/2021					11.721	22,800	1,442
Egyptian Treasury 10/19/2021					11.994	23,500	1,440
Egyptian Treasury 10/26/2021					12.115	105,000	6,418
Egyptian Treasury 1/4/2022					12.011	44,025	2,626
Egyptian Treasury 1/18/2022					11.246	82,900	4,921
Egyptian Treasury 4/26/2022					11.450	140,975	8,102

							29,145

Total short-term securities (cost: $153,124,000)							153,017

Total investment securities 100.40% (cost: $2,080,181,000)							2,145,112
Other assets less liabilities (0.40)%							(8,478)

Net assets 100.00%							$2,136,634
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount16	6/30/202117	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	768	September 2022	$(192,000)	$(191,299)	$ 65
90 Day Euro Dollar Futures		Long	950	September 2023	237,500	235,125	(152)
5 Year U.S. Treasury Note Futures		Long	975	October 2021	97,500	120,344	(276)
10 Year Euro-Bund Futures		Long	62	September 2021	€6,200	12,690	24
10 Year Italy Government Bond Futures		Long	9	September 2021	900	1,616	11
10 Year Japanese Government Bond Futures		Long	35	September 2021	¥3,500,000	47,789	101
10 Year UK Gilt Futures		Long	187	September 2021	£18,700	33,136	187
10 Year U.S. Treasury Note Futures		Short	166	September 2021	$(16,600)	(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures		Short	272	September 2021	(27,200)	(40,039)	(474)
20 Year U.S. Treasury Bond Futures		Long	188	September 2021	18,800	30,221	131
30 Year Euro-Buxl Futures		Long	41	September 2021	€4,100	9,881	166
30 Year Ultra U.S. Treasury Bond Futures		Long	6	September 2021	$600	1,156	45

							$(251)
Forward currency contracts

							Unrealized
Contract amount							(depreciation)
							appreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD4,824	EUR4,100		Citibank		7/1/2021		$(37)
EUR4,100	USD4,951		Bank of America		7/1/2021		(89)
USD5,177	EUR4,270		Goldman Sachs		7/6/2021		113
USD1,904	TRY16,140		Bank of America		7/6/2021		56
TRY16,140	USD1,843		Bank of America		7/6/2021		5
EUR33,170	USD40,498		Standard Chartered Bank		7/6/2021		(1,162)
USD3,693	MXN73,300		JPMorgan Chase		7/8/2021		19
USD2,157	MYR8,920		HSBC Bank		7/8/2021		10
USD4,768	MXN95,510		Standard Chartered Bank		7/8/2021		(18)
MXN72,960	USD3,681		Standard Chartered Bank		7/8/2021		(24)
USD10,616	MYR44,260		Standard Chartered Bank		7/8/2021		(36)
USD2,453	COP8,957,810		Barclays Bank PLC		7/9/2021		67
American Funds Insurance Series	187

Capital World Bond Fund (continued)

Forward currency contracts (continued)

				Unrealized
Contract amount				(depreciation)
				appreciation

Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)

USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$ 26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	—18
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	—18
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						(depreciation)
						appreciation

Purchases	Sales			Settlement		at 6/30/2021
(000)	(000)	Counterparty			date	(000)

USD22,038	BRL120,700	Standard Chartered Bank		10/1/2021		$(1,941)
USD11,661	BRL61,700	Citibank		6/15/2022		(65)

						$(6,001)
Swap contracts

Interest rate swaps						Unrealized

					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month AUD-BBSW	0.29%	3/4/2024	A$17,650	$43	$—	$ 43
0.3653%	3-month USD-LIBOR	3/5/2024	$13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024	€45,160	(61)	—	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	51	—	51
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	25	—	25
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	24	—	24
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	23	—	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN72,300	(57)	—	(57)
6.255%	28-day MXN-TIIE	5/22/2026	47,800	(33)	—	(33)
6.21%	28-day MXN-TIIE	5/22/2026	47,800	(38)	—	(38)
6.19%	28-day MXN-TIIE	5/22/2026	48,400	(40)	—	(40)
6.15%	28-day MXN-TIIE	5/25/2026	47,800	(44)	—	(44)
6.14%	28-day MXN-TIIE	6/8/2026	29,400	(28)	—	(28)
6.115%	28-day MXN-TIIE	6/8/2026	29,400	(30)	—	(30)
6.12%	28-day MXN-TIIE	6/8/2026	44,400	(45)	—	(45)
6.13%	28-day MXN-TIIE	6/8/2026	103,200	(101)	—	(101)
6.16%	28-day MXN-TIIE	6/9/2026	58,800	(54)	—	(54)
6.15%	28-day MXN-TIIE	6/9/2026	58,800	(55)	—	(55)
6.23%	28-day MXN-TIIE	6/10/2026	30,100	(23)	—	(23)
6.195%	28-day MXN-TIIE	6/10/2026	30,100	(25)	—	(25)
6.36%	28-day MXN-TIIE	6/12/2026	26,040	(13)	—	(13)
6.5375%	28-day MXN-TIIE	6/17/2026	14,000	(1)	—	(1)
6.55%	28-day MXN-TIIE	6/17/2026	43,000	(3)	—	(3)
6.50%	28-day MXN-TIIE	6/17/2026	13,900	(3)	—	(3)
6.47%	28-day MXN-TIIE	6/17/2026	14,200	(4)	—	(4)
6.55%	28-day MXN-TIIE	6/18/2026	14,100	(1)	—	(1)
6.50%	28-day MXN-TIIE	6/18/2026	27,800	(5)	—	(5)
6.633%	28-day MXN-TIIE	6/25/2026	172,500	16	—	16
6.6175%	28-day MXN-TIIE	6/25/2026	165,900	10	—	10
6.64%	28-day MXN-TIIE	6/25/2026	62,600	7	—	7
6.59%	28-day MXN-TIIE	6/25/2026	38,700	—18	—	—18
6.585%	28-day MXN-TIIE	6/25/2026	50,900	(1)	—	(1)
6.58%	28-day MXN-TIIE	6/25/2026	41,600	(1)	—	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$6,880	77	—	77
3-month USD-LIBOR	1.4822%	3/5/2031	$ 5,120	(40)	—	(40)
6-month EURIBOR	0.5092%	4/1/2051	€ 4,790	(54)	—	(54)

					$—	$(528)

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

					Upfront	Unrealized
				Value at	premium	depreciation
	Pay/	Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Payment frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates15

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.80%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%14	$147,017	$514,058	$537,189	$(3)	$(11)	$123,872	$81

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

8Scheduled interest and/or principal payment was not received.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.

10Value determined using significant unobservable inputs.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.

12Purchased on a TBA basis.

13Security did not produce income during the last 12 months.

14Rate represents the seven-day yield at 6/30/2021.

15Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

16Notional amount is calculated based on the number of contracts and notional contract size.

17Value is calculated based on the notional amount and current market price.

18Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	GBP/£ = British pounds	Ref. = Refunding
BBSW = Bank Bill Swap Rate	GHS = Ghanaian cedi	Rev. = Revenue
BRL = Brazilian reais	IDR = Indonesian rupiah	RON = Romanian leu
CAD/C$ = Canadian dollars	INR = Indian rupees	RUB = Russian rubles
CHF = Swiss francs	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CLP = Chilean pesos	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
CNH/CNY = Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos	TBA = To-be-announced
CZK = Czech korunas	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DAC = Designated Activity Company	NOK/NKr = Norwegian kroner	TRY = Turkish lira
DKK/DKr = Danish kroner	NZD/NZ$ = New Zealand dollars	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	PEN = Peruvian nuevos soles	USD/$ = U.S. dollars
EUR/€ = Euros	PLN = Polish zloty	ZAR = South African rand
EURIBOR = Euro Interbank Offered Rate
See notes to financial statements.

190American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 86.87%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 86.76%

Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 20261	$ 425	$ 461
13.38%	Antero Midstream Partners LP 5.375% 20291	470	491
	Antero Resources Corp. 7.625% 20291	200	222
	Antero Resources Corp. 5.375% 20301	720	736
	Apache Corp. 4.625% 2025	1,520	1,646
	Apache Corp. 4.875% 2027	1,365	1,480
	Apache Corp. 4.375% 2028	794	846
	Apache Corp. 6.00% 2037	165	190
	Apache Corp. 5.10% 2040	795	834
	Apache Corp. 4.75% 2043	265	276
	Ascent Resources - Utica LLC 7.00% 20261	1,540	1,616
	Ascent Resources - Utica LLC 9.00% 20271	120	166
	Ascent Resources - Utica LLC 8.25% 20281	271	299
	Ascent Resources - Utica LLC 5.875% 20291	1,105	1,106
	Ascent Resources - Utica LLC, Term Loan,
	(3-month USD-LIBOR + 9.00%) 10.00% 20251,2,3	228	253
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20251	676	733
	Bristow Group, Inc. 6.875% 20281	375	383
	California Resources Corp. 7.125% 20261	290	306
	Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
	Cenovus Energy, Inc. 5.375% 2025	445	509
	Cenovus Energy, Inc. 5.40% 2047	400	496
	Centennial Resource Production, LLC 6.875% 20271	465	476
	Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
	Cheniere Energy Partners LP 4.50% 2029	938	1,010
	Cheniere Energy Partners LP 4.00% 20311	2,323	2,430
	Cheniere Energy, Inc. 7.00% 2024	319	366
	Cheniere Energy, Inc. 5.875% 2025	495	568
	Cheniere Energy, Inc. 4.625% 20281	5,396	5,700
	Chesapeake Energy Corp. 4.875% 20224	4,300	124
	Chesapeake Energy Corp. 5.50% 20261	1,185	1,253
	Chesapeake Energy Corp. 5.875% 20291	1,020	1,105
	CNX Resources Corp. 7.25% 20271	738	792
	CNX Resources Corp. 6.00% 20291	1,345	1,456
	Comstock Resources, Inc. 6.75% 20291	845	901
	Comstock Resources, Inc. 5.875% 20301	1,120	1,144
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)1,4,5	7,784	2,219
	Continental Resources, Inc. 5.75% 20311	715	857
	Convey Park Energy LLC 7.50% 20251	417	434
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20311	3,560	3,714
	Crestwood Midstream Partners LP 6.00% 20291	575	603
	DCP Midstream LP 7.375% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 5.148% on 12/15/2022)6	270	265
	Devon Energy Corp. 5.875% 20281	202	225
	Devon Energy Corp. 4.50% 20301	493	542
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20271,3,5,7,8	68	68
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,5,7,8	62	62
	DT Midstream, Inc. 4.125% 20291	1,750	1,779
	DT Midstream, Inc. 4.375% 20311	960	982
	Encino Acquisition Partners Holdings, LLC 8.50% 20281	50	51
	Endeavor Energy Resources LP 6.625% 20251	850	912
	Energean Israel Finance, Ltd. 4.50% 20241	445	456
	Energy Transfer Operating LP 5.00% 2050	2,501	2,896
	Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)6	400	409
	EnLink Midstream Partners, LLC 5.625% 20281	660	699
	EQM Midstream Partners LP 4.75% 2023	400	418
	EQM Midstream Partners LP 4.125% 2026	127	130
	EQM Midstream Partners LP 6.50% 20271	2,365	2,644
American Funds Insurance Series	191
American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQM Midstream Partners LP 5.50% 2028	$1,231	$1,333
(continued)	EQM Midstream Partners LP 4.50% 20291	835	851
	EQM Midstream Partners LP 4.75% 20311	1,105	1,140
	EQM Midstream Partners LP 6.50% 2048	100	107
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)6	630	736
	EQT Corp. 3.90% 2027	125	134
	EQT Corp. 5.00% 2029	480	536
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)6	400	522
	EQT Corp. 3.625% 20311	370	387
	Genesis Energy LP 5.625% 2024	150	151
	Genesis Energy LP 6.50% 2025	2,235	2,262
	Genesis Energy LP 8.00% 2027	2,313	2,433
	Guara Norte SARL 5.198% 20341	592	618
	Harvest Midstream I LP 7.50% 20281	1,867	2,031
	Hess Midstream Partners LP 5.125% 20281	687	722
	Hilcorp Energy I LP 5.75% 20251	775	789
	Hilcorp Energy I LP 5.75% 20291	615	642
	Hilcorp Energy I LP 6.00% 20311	600	637
	Independence Energy Finance LLC 7.25% 20261	500	527
	Indigo Natural Resources LLC 5.375% 20291	470	492
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 3.00%) 3.093% 20242,3	12	8
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)2,3,5	149	68
	Murphy Oil Corp. 6.875% 2024	750	769
	Murphy Oil Corp. 6.375% 2028	370	391
	Murphy Oil USA, Inc. 3.75% 20311	200	198
	Nabors Industries, Inc. 5.75% 2025	355	327
	New Fortress Energy, Inc. 6.75% 20251	1,040	1,066
	New Fortress Energy, Inc. 6.50% 20261	2,385	2,440
	NGL Energy Operating LLC 7.50% 20261	7,705	8,100
	NGL Energy Partners LP 7.50% 2023	414	408
	NGL Energy Partners LP 6.125% 2025	2,696	2,452
	Northern Oil and Gas, Inc. 8.125% 20281	1,435	1,548
	NorthRiver Midstream Finance LP 5.625% 20261	625	650
	NuStar Logistics LP 6.00% 2026	286	311
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20291	1,845	1,967
	Oasis Petroleum, Inc. 6.375% 20261	887	926
	Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
	Occidental Petroleum Corp. 5.875% 2025	710	791
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
	Occidental Petroleum Corp. 3.40% 2026	600	615
	Occidental Petroleum Corp. 3.50% 2029	210	211
	Occidental Petroleum Corp. 6.625% 2030	810	973
	Occidental Petroleum Corp. 8.875% 2030	300	402
	Occidental Petroleum Corp. 6.125% 2031	480	565
	Occidental Petroleum Corp. 4.20% 2048	165	154
	PDC Energy, Inc. 5.75% 2026	1,100	1,151
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)1,5	635	481
	Petrobras Global Finance Co. 5.60% 2031	250	280
	Petrobras Global Finance Co. 6.90% 2049	375	448
	Petrobras Global Finance Co. 6.75% 2050	850	995
	Petrobras Global Finance Co. 5.50% 2051	200	200
	Petróleos Mexicanos 6.875% 20251	350	388
	Petróleos Mexicanos 5.35% 2028	449	442
	Petróleos Mexicanos 7.69% 2050	651	627
	Petrorio Luxembourg SARL 6.125% 20261	320	328
	PowerTeam Services, LLC 9.033% 20251	1,060	1,167
	Precision Drilling Corp. 7.125% 20261	175	181

192American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Precision Drilling Corp. 6.875% 20291	$ 800	$825
(continued)	Range Resources Corp. 4.875% 2025	642	665
	Range Resources Corp. 8.25% 20291	850	959
	Rattler Midstream Partners LP 5.625% 20251	955	1,005
	Renewable Energy Group, Inc. 5.875% 20281	520	547
	Rockies Express Pipeline LLC 4.95% 20291	1,000	1,033
	Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
	Sanchez Energy Corp. 7.25% 20231,4	739	18
	SM Energy Co. 6.50% 2028	220	226
	Southwestern Energy Co. 6.45% 20256	715	793
	Southwestern Energy Co. 7.50% 2026	1,649	1,748
	Southwestern Energy Co. 7.75% 2027	897	974
	Southwestern Energy Co. 8.375% 2028	865	979
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20311	735	753
	Sunoco LP 5.50% 2026	513	530
	Sunoco LP 6.00% 2027	647	679
	Sunoco LP 4.50% 20291	1,930	1,970
	Superior Plus LP and Superior General Partner, Inc. 4.50% 20291	690	712
	Tallgrass Energy Partners LP 5.50% 20241	522	530
	Tallgrass Energy Partners LP 7.50% 20251	420	461
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 20242,3,7,8	11	6
	Targa Resources Partners LP 5.875% 2026	321	338
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	115	130
	Targa Resources Partners LP 5.50% 2030	1,302	1,434
	Targa Resources Partners LP 4.875% 20311	2,000	2,168
	Targa Resources Partners LP 4.00% 20321	550	566
	Teekay Corp. 9.25% 20221	2,908	3,008
	Teekay Offshore Partners LP 8.50% 20231	2,009	1,848
	Transocean Guardian, Ltd. 5.875% 20241	410	399
	Transocean Poseidon, Ltd. 6.875% 20271	385	387
	Transocean, Inc. 6.125% 20251	421	426
	Transocean, Inc. 7.25% 20251	500	437
	Transocean, Inc. 8.00% 20271	550	464
	USA Compression Partners LP 6.875% 2026	264	277
	USA Compression Partners LP 6.875% 2027	247	264
	Weatherford International PLC 8.75% 20241	1,971	2,065
	Weatherford International PLC 11.00% 20241	3,686	3,838
	Western Gas Partners LP 4.50% 2028	1,374	1,472
	Western Gas Partners LP 5.45% 2044	55	60
	Western Midstream Operating LP 4.35% 20256	369	390
	Western Midstream Operating LP 4.75% 2028	160	173
	Western Midstream Operating LP 5.30% 20306	400	449
	Western Midstream Operating LP 6.50% 20506	500	580
			143,720

Communication	Altice France SA 5.125% 20291	2,897	2,915
services	Beasley Mezzanine Holdings, LLC 8.625% 20261	475	481
12.69%	Brightstar Escrow Corp. 9.75% 20251	575	621
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20231	1,155	1,167
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	1,088	1,127
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	96	101
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	3,454	3,601
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	3,137	3,321
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	4,285	4,371
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065
American Funds Insurance Series	193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20331	$ 725	$ 743
services	CenturyLink, Inc. 6.75% 2023	1,480	1,643
(continued)	CenturyLink, Inc. 7.50% 2024	583	655
	CenturyLink, Inc. 5.125% 20261	1,600	1,666
	CenturyLink, Inc. 4.00% 20271	750	766
	Cinemark USA, Inc. 5.875% 20261	330	346
	Cinemark USA, Inc. 5.25% 20281	400	410
	Clear Channel Worldwide Holdings, Inc. 7.75% 20281	700	734
	Clear Channel Worldwide Holdings, Inc. 7.50% 20291	300	311
	Cogent Communications Group, Inc. 3.50% 20261	750	768
	Consolidated Communications, Inc. 5.00% 20281	225	229
	Diamond Sports Group LLC 5.375% 20261	743	482
	Diamond Sports Group LLC 6.625% 20271	1,056	520
	DISH DBS Corp. 5.125% 20291	900	890
	Embarq Corp. 7.995% 2036	2,215	2,514
	Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 20272,3	74	74
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 20282,3	525	545
	Front Range BidCo, Inc. 6.125% 20281	1,089	1,114
	Frontier Communications Corp. 5.875% 20271	1,550	1,662
	Frontier Communications Corp. 5.00% 20281	5,680	5,879
	Frontier Communications Corp. 6.75% 20291	2,110	2,248
	Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
	Gray Television, Inc. 7.00% 20271	828	898
	iHeartCommunications, Inc. 5.25% 20271	1,445	1,513
	Inmarsat PLC 6.75% 20261	1,475	1,562
	Intelsat Jackson Holding Co. 8.00% 20241	1,675	1,733
	Intelsat Jackson Holding Co. 8.50% 20241,4	3,175	1,885
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 5.50%) 6.50% 20212,3	1,212	1,228
	Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,980
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 20262,3	390	391
	Lamar Media Corp. 3.75% 2028	61	62
	Lamar Media Corp. 4.875% 2029	300	317
	Lamar Media Corp. 4.00% 2030	260	264
	Lamar Media Corp. 3.625% 20311	125	122
	Level 3 Financing, Inc. 3.75% 20291	1,150	1,120
	Liberty Global PLC 5.50% 20281	656	689
	Ligado Networks LLC 15.50% 2023 (100% PIK)1,5	1,530	1,511
	Ligado Networks LLC 17.50% 2024 (100% PIK)1,5	246	190
	Live Nation Entertainment, Inc. 3.75% 20281	425	427
	Match Group, Inc. 4.625% 20281	520	542
	MDC Partners, Inc. 7.50% 20241,6	5,170	5,241
	Meredith Corp. 6.875% 2026	1,349	1,405
	Netflix, Inc. 4.875% 2028	635	739
	Netflix, Inc. 4.875% 20301	924	1,102
	News Corp. 3.875% 20291	1,050	1,062
	Nexstar Broadcasting, Inc. 4.75% 20281	2,400	2,469
	Nexstar Escrow Corp. 5.625% 20271	789	837
	Qwest Capital Funding, Inc. 6.875% 2028	860	951
	Scripps Escrow II, Inc. 3.875% 20291	575	571
	Sinclair Television Group, Inc. 5.125% 20271	195	196
	Sinclair Television Group, Inc. 4.125% 20301	1,550	1,525
	Sirius XM Radio, Inc. 4.625% 20241	74	76
	Sirius XM Radio, Inc. 4.00% 20281	2,325	2,398
	Sirius XM Radio, Inc. 4.125% 20301	345	349
	Sprint Corp. 11.50% 2021	538	559
	Sprint Corp. 7.625% 2026	2,000	2,445
	Sprint Corp. 6.875% 2028	7,981	10,246
	Sprint Corp. 8.75% 2032	5,591	8,505

194American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	TEGNA, Inc. 4.75% 20261	$ 850	$906
services	TEGNA, Inc. 4.625% 2028	150	156
(continued)	TEGNA, Inc. 5.00% 2029	836	877
	T-Mobile US, Inc. 2.625% 2026	1,650	1,691
	T-Mobile US, Inc. 2.625% 2029	460	455
	T-Mobile US, Inc. 3.375% 20291	1,750	1,810
	T-Mobile US, Inc. 2.875% 2031	800	795
	Total Play Telecomunicaciones, SA de CV 7.50% 20251	475	504
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20231	4,641	4,637
	Univision Communications, Inc. 5.125% 20251	3,195	3,269
	Univision Communications, Inc. 6.625% 20271	3,050	3,309
	Univision Communications, Inc. 4.50% 20291	5,500	5,554
	UPC Broadband Finco BV 4.875% 20311	650	652
	Virgin Media O2 4.25% 20311	1,925	1,894
	Virgin Media Secured Finance PLC 4.50% 20301	990	999
	Vmed O2 UK Financing I PLC 4.75% 20311	300	305
	Warner Music Group 3.875% 20301	850	861
	Ziggo Bond Co. BV 5.125% 20301	419	430
	Ziggo Bond Finance BV 5.50% 20271	1,324	1,379
	Ziggo Bond Finance BV 4.875% 20301	2,200	2,258
			136,256

Consumer	Adient US LLC 9.00% 20251	500	552
discretionary	Affinity Gaming 6.875% 20271	885	942
12.18%	Allied Universal Holdco LLC 6.625% 20261	858	911
	Allied Universal Holdco LLC 9.75% 20271	976	1,076
	Allied Universal Holdco LLC 4.625% 20281	490	492
	Allied Universal Holdco LLC 6.00% 20291	1,745	1,771
	Atlas LuxCo 4 SARL 4.625% 20281	280	281
	Boyd Gaming Corp. 8.625% 20251	120	132
	Boyd Gaming Corp. 4.75% 2027	621	644
	Boyd Gaming Corp. 4.75% 20311	895	930
	Boyne USA, Inc. 4.75% 20291	235	243
	Brookfield Residential Properties, Inc. 5.00% 20291	260	263
	Burger King Corp. 3.875% 20281	500	507
	Caesars Entertainment, Inc. 6.25% 20251	1,085	1,151
	Caesars Resort Collection, LLC 5.75% 20251	345	364
	Carnival Corp. 11.50% 20231	1,132	1,275
	Carnival Corp. 7.625% 20261	975	1,060
	Carnival Corp. 10.50% 20261	1,130	1,317
	Carrols Restaurant Group, Inc. 5.875% 20291	730	722
	Carvana Co. 5.625% 20251	135	141
	Carvana Co. 5.50% 20271	1,551	1,606
	Carvana Co. 5.875% 20281	1,219	1,284
	CEC Entertainment, Inc. 6.75% 20261	1,100	1,130
	Cirsa Gaming Corp. SA 7.875% 20231	2,552	2,608
	Colt Merger Sub, Inc. 8.125% 20271	80	89
	Dana, Inc. 5.625% 2028	675	732
	Dana, Inc. 4.25% 2030	455	469
	Empire Communities Corp. 7.00% 20251	525	553
	Everi Holdings Inc. 5.00% 20291	835	856
	Fertitta Entertainment, Inc. 6.75% 20241	2,171	2,196
	Ford Motor Co. 8.50% 2023	1,787	1,996
	Ford Motor Co. 9.00% 2025	684	844
	Ford Motor Co. 9.625% 2030	250	359
	Ford Motor Co. 7.45% 2031	275	362
	Ford Motor Credit Company LLC 3.664% 2024	500	526
	Ford Motor Credit Company LLC 3.81% 2024	887	929
American Funds Insurance Series	195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Ford Motor Credit Company LLC 5.584% 2024	$ 350	$ 384
discretionary	Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
(continued)	Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
	Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
	Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
	Ford Motor Credit Company LLC 4.125% 2027	835	887
	Ford Motor Credit Company LLC 4.271% 2027	525	563
	Ford Motor Credit Company LLC 2.90% 2028	350	349
	Ford Motor Credit Company LLC 5.113% 2029	200	224
	Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
	Full House Resorts, Inc. 8.25% 20281	1,320	1,444
	Goodyear Tire & Rubber Co. 5.00% 20291	685	718
	Grupo Axo, SAPI de CV, 5.75% 20261	200	200
	Hanesbrands, Inc. 4.625% 20241	1,945	2,064
	Hanesbrands, Inc. 5.375% 20251	432	459
	Hanesbrands, Inc. 4.875% 20261	2,024	2,188
	Hilton Grand Vacations Borrower LLC 5.00% 20291	2,360	2,416
	Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
	Hilton Worldwide Holdings, Inc. 4.00% 20311	1,120	1,131
	International Game Technology PLC 6.50% 20251	1,383	1,552
	International Game Technology PLC 4.125% 20261	785	818
	International Game Technology PLC 5.25% 20291	3,380	3,630
	KB Home 6.875% 2027	330	394
	Landry’s Finance Acquisition Co., Term Loan,
	(3-month USD-LIBOR + 12.00%) 13.00% 20232,3	18	19
	Lennar Corp. 4.50% 2024	40	44
	Levi Strauss & Co. 5.00% 2025	90	92
	Levi Strauss & Co. 3.50% 20311	430	429
	LGI Homes, Inc. 4.00% 20291	600	604
	Limited Brands, Inc. 6.625% 20301	175	203
	Limited Brands, Inc. 6.875% 2035	526	667
	Limited Brands, Inc. 6.75% 2036	545	684
	Lithia Motors, Inc. 3.875% 20291	1,045	1,084
	Lithia Motors, Inc. 4.375% 20311	475	509
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20261	405	421
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
	Magic MergerCo, Inc. 5.25% 20281	475	488
	Magic MergerCo, Inc. 7.875% 20291	475	490
	Marriott Ownership Resorts, Inc. 4.50% 20291	490	497
	McGraw-Hill Global Education Holdings, LLC, Term Loan B,
	(3-month USD-LIBOR + 4.75%) 5.75% 20242,3	1,067	1,071
	Melco International Development, Ltd. 5.75% 20281	1,670	1,766
	Melco International Development, Ltd. 5.375% 20291	375	397
	Merlin Entertainment 5.75% 20261	792	831
	MGM Growth Properties LLC 5.625% 2024	557	604
	MGM Growth Properties LLC 4.625% 20251	900	963
	MGM Growth Properties LLC 3.875% 20291	1,665	1,695
	MGM Resorts International 6.00% 2023	541	580
	MGM Resorts International 5.50% 2027	401	441
	Midwest Gaming Borrower, LLC 4.875% 20291	895	897
	Mohegan Gaming & Entertainment 8.00% 20261	2,710	2,835
	NCL Corp., Ltd. 3.625% 20241	650	629
	NCL Corp., Ltd. 12.25% 20241	175	212
	NCL Corp., Ltd. 5.875% 20261	475	499
	Neiman Marcus Group LLC 7.125% 20261	2,910	3,110
	Newell Rubbermaid, Inc. 4.875% 2025	445	494
	Newell Rubbermaid, Inc. 5.875% 20366	30	37
	Norwegian Cruise Line Holdings, Ltd. 10.25% 20261	275	320
	Panther BF Aggregator 2 LP 6.25% 20261	140	149

196American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Panther BF Aggregator 2 LP 8.50% 20271	$ 990	$ 1,081
discretionary	Party City Holdings, Inc. 6.625% 20261	500	431
(continued)	Party City Holdings, Inc. 8.75% 20261	2,950	3,153
	Peninsula Pacific Entertainment LLC 8.50% 20271	500	538
	Playa Resorts Holding BV, Term Loan B,
	(3-month USD-LIBOR + 2.75%) 2.869% 20242,3	846	815
	Raptor Acquisition Corp. 4.875% 20261	950	964
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B,
	(3-month USD-LIBOR + 4.00%) 4.75% 20262,3	425	426
	Real Hero Merger Sub 2, Inc. 6.25% 20291	430	447
	Royal Caribbean Cruises, Ltd. 10.875% 20231	325	371
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,900	2,192
	Royal Caribbean Cruises, Ltd. 4.25% 20261	1,560	1,560
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20251	1,959	2,148
	Scientific Games Corp. 5.00% 20251	91	94
	Scientific Games Corp. 8.625% 20251	2,170	2,379
	Scientific Games Corp. 8.25% 20261	2,534	2,721
	Scientific Games Corp. 7.00% 20281	85	93
	Scientific Games Corp. 7.25% 20291	230	260
	Six Flags Entertainment Corp. 4.875% 20241	537	543
	Sizzling Platter LLC 8.50% 20251	450	466
	Staples, Inc. 7.50% 20261	421	437
	Studio City Finance, Ltd. 5.00% 20291	650	657
	Tempur Sealy International, Inc. 4.00% 20291	485	493
	The Home Co., Inc. 7.25% 20251	725	771
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20282,3	1,172	1,174
	Universal Entertainment Corp. 8.50% 20241	1,375	1,452
	Vail Resorts, Inc. 6.25% 20251	315	338
	VICI Properties LP 4.25% 20261	962	1,002
	VICI Properties LP 4.625% 20291	1,385	1,474
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20251	851	871
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20271	379	387
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20301	2,774	2,856
	WASH Multifamily Acquisition, Inc. 5.75% 20261	405	423
	Wheel Pros, Inc. 6.50% 20291	750	760
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 20282,3	750	753
	Wyndham Destinations, Inc. 6.625% 20261	525	596
	Wyndham Destinations, Inc. 4.625% 20301	400	414
	Wyndham Worldwide Corp. 4.375% 20281	1,055	1,099
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	1,171	1,216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20251	200	216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	100	108
	Wynn Macau, Ltd. 5.125% 20291	200	207
	Wynn Resorts, Ltd. 7.75% 20251	494	533
	Wynn Resorts, Ltd. 5.125% 20291	962	1,017
			130,861

Health care	Auris Luxembourg III SARL, Term Loan,
10.38%	(3-month USD-LIBOR + 3.75%) 3.854% 20262,3	841	834
	Avantor Funding, Inc. 4.625% 20281	1,510	1,596
	Bausch Health Companies, Inc. 9.25% 20261	2,644	2,879
	Bausch Health Companies, Inc. 5.75% 20271	700	745
	Bausch Health Companies, Inc. 4.875% 20281	1,745	1,788
	Bausch Health Companies, Inc. 5.00% 20281	1,137	1,080
	Bausch Health Companies, Inc. 7.00% 20281	553	571
	Bausch Health Companies, Inc. 5.00% 20291	125	117
	Bausch Health Companies, Inc. 6.25% 20291	815	807
American Funds Insurance Series	197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Bausch Health Companies, Inc. 5.25% 20301	$ 852	$ 793
(continued)	Bausch Health Companies, Inc. 5.25% 20311	3,055	2,860
	Catalent Pharma Solutions, Inc. 5.00% 20271	53	55
	Catalent, Inc. 3.125% 20291	445	432
	Centene Corp. 5.375% 20261	330	345
	Centene Corp. 5.375% 20261	50	52
	Centene Corp. 4.25% 2027	584	616
	Centene Corp. 2.45% 2028	4,140	4,201
	Centene Corp. 4.625% 2029	4,305	4,740
	Centene Corp. 3.00% 2030	2,530	2,602
	Centene Corp. 3.375% 2030	842	881
	Centene Corp. 2.50% 2031	1,485	1,466
	Charles River Laboratories International, Inc. 4.25% 20281	241	250
	Charles River Laboratories International, Inc. 3.75% 20291	780	792
	Community Health Systems, Inc. 5.625% 20271	730	780
	Community Health Systems, Inc. 6.00% 20291	653	700
	DaVita, Inc. 4.625% 20301	1,100	1,132
	Encompass Health Corp. 4.50% 2028	496	515
	Encompass Health Corp. 4.75% 2030	450	479
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20271	1,911	1,952
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20281	1,458	985
	Endo International PLC 5.75% 20221	2,937	2,713
	Endo International PLC 5.875% 20241	1,300	1,282
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20291	1,490	1,462
	HCA, Inc. 5.875% 2023	70	76
	HCA, Inc. 5.375% 2025	175	198
	HCA, Inc. 5.875% 2026	321	372
	HCA, Inc. 4.50% 2027	173	196
	HCA, Inc. 5.625% 2028	2,065	2,450
	HCA, Inc. 5.875% 2029	750	908
	HCA, Inc. 3.50% 2030	1,250	1,332
	HCA, Inc. 5.50% 2047	128	167
	HCA, Inc. 5.25% 2049	475	607
	HCA, Inc. 7.50% 2095	250	352
	IMS Health Holdings, Inc. 5.00% 20261	823	854
	Jaguar Holding Co. II 4.625% 20251	350	368
	Jaguar Holding Co. II 5.00% 20281	375	407
	Jazz Securities DAC 4.375% 20291	660	685
	Mallinckrodt International Finance SA 5.50% 20251,4	1,118	782
	Mallinckrodt PLC 5.75% 20221,4	420	295
	Mallinckrodt PLC 10.00% 20251	2,319	2,594
	Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
	Molina Healthcare, Inc. 4.375% 20281	920	961
	Molina Healthcare, Inc. 3.875% 20301	1,999	2,084
	Organon Finance 1 LLC 4.125% 20281	475	485
	Organon Finance 1 LLC 5.125% 20311	790	815
	Owens & Minor, Inc. 4.375% 2024	1,935	2,024
	Owens & Minor, Inc. 4.50% 20291	1,980	2,037
	Par Pharmaceutical, Inc. 7.50% 20271	4,215	4,315
	Radiology Partners, Inc. 9.25% 20281	1,693	1,877
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)2,3,5,7,8	4,111	4,111
	RP Escrow Issuer, LLC 5.25% 20251	735	770
	Select Medical Holdings Corp. 6.25% 20261	554	591
	Surgery Center Holdings 10.00% 20271	416	458
	Syneos Health, Inc. 3.625% 20291	630	624
	Team Health Holdings, Inc. 6.375% 20251	899	857
	Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3	314	305
	Tenet Healthcare Corp. 4.625% 2024	559	569

198American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Tenet Healthcare Corp. 4.875% 20261	$6,080	$ 6,314
(continued)	Tenet Healthcare Corp. 5.125% 20271	710	746
	Tenet Healthcare Corp. 6.25% 20271	500	523
	Tenet Healthcare Corp. 4.625% 20281	550	567
	Tenet Healthcare Corp. 6.125% 20281	500	534
	Tenet Healthcare Corp. 4.25% 20291	990	1,004
	Tenet Healthcare Corp. 6.875% 2031	100	114
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
	U.S. Renal Care, Inc. 10.625% 20271	359	378
	Valeant Pharmaceuticals International, Inc. 6.125% 20251	5,285	5,424
	Valeant Pharmaceuticals International, Inc. 9.00% 20251	581	624
	Valeant Pharmaceuticals International, Inc. 8.50% 20271	502	547
			111,515

Materials	Alcoa Netherlands Holding BV 5.50% 20271	510	554
9.92%	Alcoa Netherlands Holding BV 4.125% 20291	430	449
	ArcelorMittal 4.25% 2029	200	222
	ArcelorMittal 7.25% 20396	570	806
	ArcelorMittal 7.00% 20416	985	1,370
	Arconic Corp. 6.00% 20251	810	864
	Arconic Rolled Products Corp. 6.125% 20281	200	215
	Ardagh Group SA 6.50% 20271,5	622	654
	Ardagh Metal Packaging Finance USA LLC 4.00% 20291	650	646
	Ardagh Packaging Finance 5.25% 20251	495	521
	Ardagh Packaging Finance 6.00% 20251	533	551
	Ardagh Packaging Finance 5.25% 20271	225	230
	Axalta Coating Systems LLC 4.75% 20271	460	483
	BWAY Parent Co., Inc. 5.50% 20241	1,619	1,637
	Cascades, Inc. 5.125% 20261	495	529
	Cascades, Inc. 5.375% 20281	340	358
	Cleveland-Cliffs, Inc. 9.875% 20251	204	239
	Cleveland-Cliffs, Inc. 6.75% 20261	1,167	1,260
	Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
	Cleveland-Cliffs, Inc. 7.00% 2027	297	314
	Cleveland-Cliffs, Inc. 4.625% 20291	2,300	2,423
	Cleveland-Cliffs, Inc. 4.875% 20311	2,475	2,602
	Consolidated Energy Finance SA 6.50% 20261	1,250	1,287
	Constellium SE 3.75% 20291	350	347
	CVR Partners LP 9.25% 20231	346	348
	CVR Partners LP 6.125% 20281	2,775	2,848
	Element Solutions, Inc. 3.875% 20281	620	633
	First Quantum Minerals, Ltd. 7.25% 20231	2,073	2,116
	First Quantum Minerals, Ltd. 7.50% 20251	4,243	4,413
	First Quantum Minerals, Ltd. 6.875% 20261	3,076	3,222
	First Quantum Minerals, Ltd. 6.875% 20271	5,440	5,935
	FMG Resources 4.375% 20311	1,115	1,194
	Freeport-McMoRan, Inc. 4.55% 2024	150	163
	Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
	Freeport-McMoRan, Inc. 5.40% 2034	562	680
	Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
	FXI Holdings, Inc. 7.875% 20241	2,905	3,009
	FXI Holdings, Inc. 12.25% 20261	5,515	6,367
	GPC Merger Sub, Inc. 7.125% 20281	434	469
American Funds Insurance Series	199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Hexion, Inc. 7.875% 20271	$2,411	$ 2,604
(continued)	INEOS Group Holdings SA 5.625% 20241	772	777
	Joseph T. Ryerson & Son, Inc. 8.50% 20281	1,260	1,403
	LSB Industries, Inc. 9.625% 20231	4,313	4,440
	Mercer International, Inc. 5.125% 20291	400	412
	Methanex Corp. 5.125% 2027	4,500	4,866
	Methanex Corp. 5.25% 2029	1,300	1,402
	Methanex Corp. 5.65% 2044	825	855
	Neon Holdings, Inc. 10.125% 20261	970	1,061
	Nouryon Holding BV 8.00% 20261	931	988
	Nova Chemicals Corp. 4.875% 20241	495	523
	Nova Chemicals Corp. 5.00% 20251	295	316
	Nova Chemicals Corp. 5.25% 20271	1,036	1,118
	Nova Chemicals Corp. 4.25% 20291	1,530	1,547
	Novelis Corp. 5.875% 20261	950	989
	Novelis Corp. 4.75% 20301	990	1,041
	OCI NV 5.25% 20241	250	258
	Olin Corp. 9.50% 20251	490	611
	Olin Corp. 5.625% 2029	300	330
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 20231	420	453
	Owens-Illinois, Inc. 6.375% 20251	265	295
	Plastipak Holdings, Inc. 6.25% 20251	200	205
	Rayonier A.M. Products, Inc. 7.625% 20261	300	313
	SCIH Salt Holdings, Inc. 4.875% 20281	2,825	2,832
	SCIH Salt Holdings, Inc. 6.625% 20291	1,245	1,250
	Scotts Miracle-Gro Co. 4.50% 2029	639	665
	Sealed Air Corp. 4.875% 20221	410	428
	Sealed Air Corp. 5.25% 20231	267	283
	Sealed Air Corp. 4.00% 20271	316	337
	Silgan Holdings, Inc. 4.125% 2028	377	392
	Summit Materials, Inc. 6.50% 20271	360	382
	Summit Materials, Inc. 5.25% 20291	955	1,016
	Trivium Packaging BV 5.50% 20261	530	558
	Trivium Packaging BV 8.50% 20271	403	439
	Tronox, Ltd. 4.625% 20291	2,570	2,599
	Valvoline, Inc. 4.25% 20301	353	365
	Valvoline, Inc. 3.625% 20311	620	622
	Venator Materials Corp. 5.75% 20251	4,876	4,809
	Venator Materials Corp. 9.50% 20251	1,805	2,035
	W. R. Grace & Co. 4.875% 20271	790	839
	Warrior Met Coal, Inc. 8.00% 20241	1,400	1,423
			106,523

Industrials	ADT Corp. 3.50% 2022	1,221	1,245
8.68%	Allison Transmission Holdings, Inc. 3.75% 20311	2,270	2,234
	American Airlines, Inc. 5.50% 20261	2,160	2,290
	American Airlines, Inc. 5.75% 20291	750	812
	Associated Materials, LLC 9.00% 20251	2,156	2,291
	Atkore, Inc. 4.25% 20311	385	390
	ATS Automation Tooling Systems, Inc. 4.125% 20281	275	282
	Avis Budget Car Rental, LLC 5.75% 20271	1,290	1,347
	Avis Budget Group, Inc. 5.25% 20251	509	516
	Avis Budget Group, Inc. 4.75% 20281	550	564
	Avis Budget Group, Inc. 5.375% 20291	1,550	1,616
	Avolon Holdings Funding, Ltd. 5.25% 20241	660	726
	Azul Investments LLP 7.25% 20261	670	658
	Boeing Company 3.625% 2031	1,050	1,130

200American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 3.50% 2039	$ 70	$ 70
(continued)	Boeing Company 3.75% 2050	400	413
	Boeing Company 5.93% 2060	700	968
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	1,050	1,099
	Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	132	139
	Bohai Financial Investment Holding Co., Ltd. 5.125% 20231	660	714
	Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	600	660
	Bombardier, Inc. 6.125% 20231	645	681
	Bombardier, Inc. 7.50% 20241	600	628
	Bombardier, Inc. 7.50% 20251	1,601	1,650
	Bombardier, Inc. 7.125% 20261	1,910	2,002
	Bombardier, Inc. 7.875% 20271	2,803	2,912
	Bombardier, Inc. 7.45% 20341	700	753
	Booz Allen Hamilton, Inc. 3.875% 20281	1,390	1,421
	BWX Technologies, Inc. 4.125% 20281	615	628
	BWX Technologies, Inc. 4.125% 20291	1,220	1,244
	Clarivate Science Holdings Corp. 3.875% 20281	1,515	1,531
	Clarivate Science Holdings Corp. 4.875% 20291	1,365	1,403
	Clean Harbors, Inc. 4.875% 20271	766	805
	CoreCivic, Inc. 8.25% 2026	2,190	2,275
	CoreLogic, Inc. 4.50% 20281	4,289	4,257
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20292,3	750	757
	Covanta Holding Corp. 5.875% 2025	358	371
	Covanta Holding Corp. 5.00% 2030	850	895
	Deluxe Corp. 8.00% 20291	300	326
	Dun & Bradstreet Corp. 6.875% 20261	1,003	1,067
	Dun & Bradstreet Corp. 10.25% 20271	1,148	1,272
	Fortress Transportation and Infrastructure Investors LLC 9.75% 20271	445	515
	Fortress Transportation and Infrastructure Investors LLC 5.50% 20281	510	532
	Global Infrastructure Solutions, Inc. 5.625% 20291	500	520
	Harsco Corp. 5.75% 20271	650	683
	Herc Holdings, Inc. 5.50% 20271	200	211
	Howmet Aerospace, Inc. 6.875% 2025	987	1,150
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
	JELD-WEN Holding, Inc. 4.875% 20271	1,033	1,076
	Kratos Defense & Security Solutions, Inc. 6.50% 20251	1,710	1,797
	LABL Escrow Issuer, LLC 6.75% 20261	850	908
	LABL Escrow Issuer, LLC 10.50% 20271	690	762
	LSC Communications, Inc. 8.75% 20231,4,7,8	8,933	474
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 20222,3,4,7,8	301	16
	MasTec, Inc. 4.50% 20281	1,250	1,319
	Meritor, Inc. 4.50% 20281	825	838
	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 20292,3	150	153
	Mueller Water Products, Inc. 4.00% 20291	625	643
	NESCO Holdings II, Inc. 5.50% 20291	255	266
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20251	750	774
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20281	250	264
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 20301	1,400	1,527
	Park River Holdings, Inc. 5.625% 20291	775	755
	Pitney Bowes, Inc. 6.875% 20271	750	795
	Prime Security Services Borrower, LLC 3.375% 20271	475	461
	Prime Security Services Borrower, LLC 6.25% 20281	627	668
	R.R. Donnelley & Sons Co. 6.125% 20261	375	396
	R.R. Donnelley & Sons Co., Term Loan B,
	(3-month USD-LIBOR + 5.00%) 5.104% 20242,3	368	369
	Rexnord Corp. 4.875% 20251	848	868
	Rolls-Royce PLC 5.75% 20271	615	678
	Sensata Technologies Holding BV 4.00% 20291	410	417
	Sensata Technologies, Inc. 3.75% 20311	500	495
American Funds Insurance Series	201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	SkyMiles IP, Ltd. 4.75% 20281	$1,365	$ 1,519
(continued)	Spirit AeroSystems, Inc. 4.60% 2028	210	206
	SRS Distribution, Inc. 4.625% 20281	480	491
	SRS Distribution, Inc. 6.125% 20291	305	315
	Stericycle, Inc. 5.375% 20241	1,135	1,170
	Stericycle, Inc. 3.875% 20291	270	270
	The Brink’s Co. 4.625% 20271	719	751
	Titan International, Inc. 7.00% 20281	750	786
	TransDigm, Inc. 8.00% 20251	658	713
	TransDigm, Inc. 6.25% 20261	1,938	2,047
	TransDigm, Inc. 5.50% 2027	855	892
	TransDigm, Inc. 4.625% 20291	910	913
	Triumph Group, Inc. 6.25% 20241	510	520
	Triumph Group, Inc. 8.875% 20241	586	653
	Triumph Group, Inc. 7.75% 20251	270	278
	Uber Technologies, Inc. 8.00% 20261	498	538
	United Airlines Holdings, Inc. 6.50% 20271	4,245	4,679
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B,
	4.875% 2027	330	350
	United Airlines, Inc. 4.375% 20261	250	259
	United Airlines, Inc. 4.625% 20291	780	808
	United Rentals, Inc. 5.875% 2026	53	55
	United Rentals, Inc. 3.875% 2031	325	331
	Vertical Holdco GMBH 7.625% 20281	485	527
	Vertical U.S. Newco, Inc. 5.25% 20271	1,475	1,556
	WESCO Distribution, Inc. 7.125% 20251	1,375	1,488
	WESCO Distribution, Inc. 7.25% 20281	1,420	1,584
	Western Global Airlines LLC 10.375% 20251	385	442
	XPO Logistics, Inc. 6.75% 20241	198	206
	XPO Logistics, Inc. 6.25% 20251	300	319
			93,168

Financials	Advisor Group Holdings, LLC 6.25% 20281	1,656	1,751
5.89%	AG Merger Sub II, Inc. 10.75% 20271	4,140	4,611
	Alliant Holdings Intermediate, LLC 6.75% 20271	1,536	1,616
	Ally Financial, Inc. 8.00% 2031	466	668
	Apollo Commercial Real Estate Finance, Inc. 4.625% 20291	800	790
	Aretec Escrow Issuer, Inc. 7.50% 20291	2,710	2,795
	AssuredPartners, Inc. 8.00% 20271	437	467
	AssuredPartners, Inc. 5.625% 20291	365	366
	BroadStreet Partners, Inc. 5.875% 20291	575	588
	Compass Diversified Holdings 5.25% 20291	3,670	3,821
	Credit Acceptance Corp. 5.125% 20241	765	795
	Fairstone Financial, Inc. 7.875% 20241	619	647
	Freedom Mortgage Corp. 7.625% 20261	625	651
	FS Energy and Power Fund 7.50% 20231	4,084	4,231
	Hightower Holding, LLC 6.75% 20291	505	516
	HUB International, Ltd. 7.00% 20261	1,950	2,027
	Icahn Enterprises Finance Corp. 5.25% 2027	627	648
	Icahn Enterprises Finance Corp. 4.375% 20291	675	674
	Ladder Capital Corp. 5.25% 20221	150	151
	Ladder Capital Corp. 4.25% 20271	1,489	1,492
	LD Holdings Group LLC 6.125% 20281	575	576
	LPL Financial Holdings, Inc. 4.625% 20271	1,212	1,260
	LPL Financial Holdings, Inc. 4.00% 20291	550	554
	LPL Financial Holdings, Inc. 4.375% 20311	1,060	1,075
	MGIC Investment Corp. 5.25% 2028	525	557
	MidCap Financial Issuer Trust 6.50% 20281	750	786

202American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	MidCap Financial Issuer Trust 5.625% 20301	$ 565	$ 568
(continued)	MSCI, Inc. 5.375% 20271	320	342
	MSCI, Inc. 4.00% 20291	900	952
	MSCI, Inc. 3.625% 20301	66	68
	MSCI, Inc. 3.625% 20311	1,875	1,926
	MSCI, Inc. 3.875% 20311	2,150	2,234
	National Financial Partners Corp. 6.875% 20281	1,094	1,155
	Nationstar Mortgage Holdings, Inc. 5.50% 20281	425	429
	Navient Corp. 6.50% 2022	1,633	1,705
	Navient Corp. 5.50% 2023	3,086	3,259
	Navient Corp. 5.875% 2024	1,720	1,860
	Navient Corp. 6.125% 2024	1,267	1,371
	Navient Corp. 5.00% 2027	2,883	2,989
	Navient Corp. 4.875% 2028	320	322
	Navient Corp. 5.625% 2033	1,678	1,624
	NFP Corp. 4.875% 20281	500	509
	OneMain Holdings, Inc. 7.125% 2026	935	1,090
	Owl Rock Capital Corp. 4.625% 20241	750	798
	Owl Rock Capital Corp. 3.75% 2025	900	953
	Owl Rock Capital Corp. 3.375% 2026	390	407
	Quicken Loans, LLC 3.625% 20291	455	450
	Springleaf Finance Corp. 6.125% 2024	1,167	1,257
	Springleaf Finance Corp. 6.625% 2028	190	219
	Springleaf Finance Corp. 5.375% 2029	183	199
	Starwood Property Trust, Inc. 5.00% 2021	871	876
	Starwood Property Trust, Inc. 5.50% 20231	465	488
	Summer (BC) BidCo B LLC 5.50% 20261	365	372
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)2,3,5	481	506
	United Wholesale Mortgage, LLC 5.50% 20291	255	255
			63,296

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,3	3,574	3,620
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 20252,3	822	836
4.22%	Avaya, Inc. 6.125% 20281	490	525
	Banff Merger Sub, Inc. 9.75% 20261	1,833	1,932
	Black Knight, Inc. 3.625% 20281	1,315	1,310
	BMC Software, Inc. 7.125% 20251	225	241
	BMC Software, Inc. 9.125% 20261	240	254
	Booz Allen Hamilton, Inc. 4.00% 20291	455	466
	Broadcom, Inc. 3.469% 20341	179	190
	CommScope Finance LLC 6.00% 20261	833	880
	Dell International LLC / EMC Corp. 8.10% 2036	450	687
	Dell International LLC / EMC Corp. 8.35% 2046	291	477
	Dell, Inc. 6.50% 2038	222	284
	Dell, Inc. 5.40% 2040	850	1,006
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 20232,3	643	634
	Diebold Nixdorf, Inc. 9.375% 20251	4,700	5,226
	Diebold, Inc. 8.50% 2024	1,534	1,572
	Elastic NV 4.125% 20291	900	900
	Gartner, Inc. 4.50% 20281	2,025	2,141
	Gartner, Inc. 3.75% 20301	200	205
	Imola Merger Corp. 4.75% 20291	300	309
	MicroStrategy, Inc. 6.125% 20281	675	676
	MoneyGram International, Inc., Term Loan B,
	(3-month USD-LIBOR + 6.00%) 7.00% 20232,3	1,210	1,223
	NCR Corp. 5.125% 20291	2,675	2,762
	Oracle Corp. 3.95% 2051	458	501
American Funds Insurance Series	203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Rocket Software, Inc. 6.50% 20291	$1,715	$ 1,704
technology	Sabre GLBL, Inc. 7.375% 20251	48	52
(continued)	Sabre Holdings Corp. 9.25% 20251	548	653
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 20282,3	1,325	1,330
	Square, Inc. 2.75% 20261	2,350	2,394
	Square, Inc. 3.50% 20311	1,270	1,283
	Synaptics, Inc. 4.00% 20291	325	327
	Ultimate Software Group, Inc., Term Loan,
	(3-month USD-LIBOR + 6.75%) 7.50% 20272,3	1,325	1,352
	Unisys Corp. 6.875% 20271	1,695	1,855
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings, Ltd. 7.50% 20251	2,140	2,234
	ViaSat, Inc. 5.625% 20271	175	183
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 20282,3	50	50
	Xerox Corp. 5.00% 20251	595	629
	Xerox Corp. 5.50% 20281	2,135	2,221
			45,274

Real estate	Brookfield Property REIT, Inc. 5.75% 20261	3,714	3,909
3.32%	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	721
	Diversified Healthcare Trust 4.75% 2028	335	331
	Diversified Healthcare Trust 4.375% 2031	1,975	1,895
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 20261	500	504
	Hospitality Properties Trust 7.50% 2025	238	270
	Howard Hughes Corp. 5.375% 20281	1,957	2,082
	Howard Hughes Corp. 4.125% 20291	3,143	3,153
	Howard Hughes Corp. 4.375% 20311	2,018	2,015
	Iron Mountain, Inc. 4.875% 20271	2,066	2,145
	Iron Mountain, Inc. 5.00% 20281	617	642
	Iron Mountain, Inc. 5.25% 20281	1,214	1,273
	Iron Mountain, Inc. 5.25% 20301	2,610	2,766
	Iron Mountain, Inc. 4.50% 20311	1,300	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
	Ladder Capital Corp. 5.25% 20251	1,040	1,060
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
	Medical Properties Trust, Inc. 3.50% 2031	239	242
	Park Intermediate Holdings LLC 4.875% 20291	1,540	1,595
	QTS Realty Trust, Inc. 3.875% 20281	625	669
	Realogy Corp. 9.375% 20271	740	823
	Realogy Corp. 5.75% 20291	840	879
	Realogy Group LLC 7.625% 20251	260	282
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20291	685	687
	Service Properties Trust 5.50% 2027	130	139
	WeWork Companies, Inc. 7.875% 20251	140	146
	Xenia Hotels & Resorts, Inc. 4.875% 20291	360	372
			35,636

Consumer staples	Albertsons Companies, Inc. 3.50% 20231	550	566
3.31%	Albertsons Companies, Inc. 3.50% 20291	1,580	1,564
	Albertsons Companies, Inc. 4.875% 20301	335	358
	B&G Foods, Inc. 5.25% 2025	612	629
	B&G Foods, Inc. 5.25% 2027	1,428	1,489
	Central Garden & Pet Co. 4.125% 2030	420	430
	Central Garden & Pet Co. 4.125% 20311	755	766
	Coty, Inc. 5.00% 20261	700	712

204American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Coty, Inc. 6.50% 20261	$ 520	$ 528
(continued)	Darling Ingredients, Inc. 5.25% 20271	459	483
	Edgewell Personal Care Co. 5.50% 20281	275	292
	Energizer Holdings, Inc. 4.375% 20291	545	546
	Ingles Markets, Inc. 4.00% 20311	355	355
	JBS Luxembourg SARL 3.625% 20321	600	600
	Kraft Heinz Company 3.875% 2027	725	797
	Kraft Heinz Company 4.25% 2031	713	811
	Kraft Heinz Company 5.00% 2042	500	612
	Kraft Heinz Company 5.20% 2045	330	411
	Kraft Heinz Company 4.375% 2046	2,116	2,402
	Kraft Heinz Company 4.875% 2049	2,115	2,573
	Kraft Heinz Company 5.50% 2050	770	1,002
	Kronos Acquisition Holdings, Inc. 5.00% 20261	840	854
	Kronos Acquisition Holdings, Inc. 7.00% 20271	3,350	3,362
	Lamb Weston Holdings, Inc. 4.625% 20241	561	582
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 20262,3	1,801	1,809
	Post Holdings, Inc. 5.625% 20281	569	605
	Post Holdings, Inc. 5.50% 20291	166	178
	Post Holdings, Inc. 4.625% 20301	4,205	4,281
	Post Holdings, Inc. 4.50% 20311	750	750
	Prestige Brands International, Inc. 5.125% 20281	103	109
	Prestige Brands International, Inc. 3.75% 20311	1,525	1,473
	Simmons Foods, Inc. 4.625% 20291	993	1,003
	Spectrum Brands, Inc. 5.75% 2025	178	183
	Triton Water Holdings, Inc. 6.25% 20291	630	632
	United Natural Foods, Inc. 6.75% 20281	1,700	1,833
			35,580

Utilities	AmeriGas Partners LP 5.75% 2027	297	332
2.79%	Calpine Corp. 4.50% 20281	500	511
	Calpine Corp. 5.125% 20281	518	528
	Calpine Corp. 3.75% 20311	400	381
	Calpine Corp. 5.00% 20311	1,000	997
	DPL, Inc. 4.125% 2025	765	821
	DPL, Inc. 4.35% 2029	575	625
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	1,155	1,355
	FirstEnergy Corp. 2.25% 2030	1,170	1,123
	FirstEnergy Corp. 2.65% 2030	624	622
	FirstEnergy Corp. 7.375% 2031	734	1,006
	FirstEnergy Corp. 5.35% 20476	550	661
	FirstEnergy Corp. 3.40% 2050	1,710	1,681
	FirstEnergy Transmission LLC 2.866% 20281	325	337
	Inversiones Latin America Power 5.125% 20331	310	308
	NextEra Energy Partners LP 4.25% 20241	122	129
	NextEra Energy Partners LP 3.875% 20261	92	98
	NGL Energy Partners LP 7.50% 2026	1,150	1,052
	NRG Energy, Inc. 7.25% 2026	328	341
	NRG Energy, Inc. 3.375% 20291	355	349
	NRG Energy, Inc. 3.625% 20311	1,030	1,013
	Pacific Gas and Electric Co. 3.00% 2028	550	553
	Pacific Gas and Electric Co. 4.55% 2030	473	506
	Pacific Gas and Electric Co. 3.25% 2031	200	197
	Pacific Gas and Electric Co. 3.95% 2047	500	466
	Pacific Gas and Electric Co. 4.95% 2050	600	618
	PG&E Corp. 5.00% 2028	2,880	2,916
	PG&E Corp. 5.25% 2030	2,345	2,374
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 20252,3	252	249
American Funds Insurance Series	205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Talen Energy Corp. 10.50% 20261	$3,768	$ 2,729
(continued)	Talen Energy Corp. 7.25% 20271	2,973	2,778
	Talen Energy Corp. 6.625% 20281	130	119
	Talen Energy Supply, LLC 7.625% 20281	1,699	1,592
	Vistra Operations Co. LLC 3.55% 20241	231	244
	Vistra Operations Co. LLC 4.375% 20291	400	403
			30,014

	Total corporate bonds, notes & loans		931,843
U.S. Treasury bonds & notes 0.11%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20519,10	1,025	1,124
inflation-protected

securities
0.11%
Municipals 0.00%

Puerto Rico	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
0.00%
	Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%

Communication	Cinemark USA, Inc., convertible notes, 4.50% 20251	190	337
services	DISH DBS Corp., convertible notes, 3.375% 2026	635	650
0.14%	Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482

			1,469

Industrials	American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
0.08%	Southwest Airlines Co., convertible notes, 1.25% 2025	403	612

			900

Information	Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712
technology

0.07%

Consumer	NCL Corp., Ltd., convertible notes, 5.375% 20251	155	283
discretionary	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 20231	200	273
0.05%
			556

Energy	Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)1,5,7,8	70	70
0.01%
	Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%		Shares

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20231	411	519
0.05%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340
0.03%
	Total convertible stocks (cost: $717,000)		859

206American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%			Value
		Shares	(000)

Health care	Rotech Healthcare, Inc.7,8,11,12	201,793	$21,693
2.02%

Energy	Chesapeake Energy Corp.	157,546	8,180
1.99%	Chesapeake Energy Corp.1,7	844	42
	Oasis Petroleum, Inc.	42,568	4,280
	Denbury, Inc.11	32,880	2,525
	Extraction Oil & Gas, Inc.11	29,821	1,637
	Extraction Oil & Gas, Inc.1,7,11,12	8,511	449
	Weatherford International11	99,159	1,805
	Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
	Diamond Offshore Drilling, Inc.11	82,188	522
	Diamond Offshore Drilling, Inc.1,7,8,11	28,784	153
	California Resources Corp.11	17,202	518
	McDermott International, Ltd.11	107,875	53
	Mesquite Energy, Inc.7,8,11	3,558	21
	Tapstone Energy, LLC1,7,8,11	14,603	—13
			21,445

Industrials	New AMI I, LLC7,8,11	949,277	8,259
0.77%

Consumer	MYT Holding Co., Class B7,11	608,846	3,379
discretionary	NMG Parent LLC7,11	14,350	1,937
0.51%	NMG Parent LLC1,7,11	1,615	194
			5,510

Materials	Hexion Holdings Corp., Class B11	81,939	1,475
0.14%

Financials	Jonah Energy Parent LLC7,8,11	38,716	581
0.09%	Navient Corp.	20,000	386

			967

Communication	iHeartMedia, Inc., Class A11	22,639	610
services

0.06%

Information	MoneyGram International, Inc.11	41,400	417
technology
	Total common stocks (cost: $34,018,000)		60,376
0.04%

Preferred securities 0.27%

Consumer	MYT Holding LLC, Series A, preferred shares	2,095,904	2,143
discretionary

0.20%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,7,8,11	1,022	719
0.07%
	Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series	207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%							Value
						Shares	(000)

Energy	Chesapeake Energy Corp., Class B, warrants, expire 202611					14,962	$357
0.07%	Chesapeake Energy Corp., Class A, warrants, expire 202611					12,565	338
	Chesapeake Energy Corp., Class C, warrants, expire 202611					4,376	91
	Sable Permian Resources, LLC, Class A, warrants, expire 20247,8,11					2,894	—13
							786

Consumer	NMG Parent LLC, warrants, expire 20277,11					27,111	620
discretionary
	Total rights & warrants (cost: $2,471,000)						1,406
0.06%

Short-term securities 5.83%

Money market investments 5.83%

	Capital Group Central Cash Fund 0.04%14,15					626,652	62,665
	Total short-term securities (cost: $62,664,000)						62,665

	Total investment securities 99.15% (cost: $1,012,196,000)						1,064,847
	Other assets less liabilities 0.85%						9,158

	Net assets 100.00%						$1,074,005
Futures contracts

							Unrealized
					Notional	Value at	depreciation
			Number of		amount16	6/30/202117	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

2 Year U.S. Treasury Note Futures		Long	248	October 2021	$ 49,600	$ 54,639	$ (93)
10 Year Ultra U.S. Treasury Note Futures		Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures		Short	284	September 2021	(28,400)	(37,630)	(84)

							$(234)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection						Upfront	Unrealized

					Value at	premium	depreciation
	Pay/		Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Payment frequency		date	(000)	(000)	(000)	(000)

CDX.NA.HY.36	5.00%/Quarterly		6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%14	$33,493	$302,652	$273,478	$1	$(3)	$62,665	$12

208American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Scheduled interest and/or principal payment was not received.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Step bond; coupon rate may change at a later date.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

13Amount less than one thousand.

14Rate represents the seven-day yield at 6/30/2021.

15Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

16Notional amount is calculated based on the number of contracts and notional contract size.

17Value is calculated based on the notional amount and current market price.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare, Inc.	9/26/2013	$ 4,331	$ 21,693	2.02%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260.12
Extraction Oil & Gas, Inc.	1/20/2021	215	449.04

Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol

Auth. = Authority

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	209

American Funds Mortgage Fund

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 79.12%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 57.66%

Federal agency	Fannie Mae Pool #AS7638 2.50% 20311	$ 853	$ 893
mortgage-backed	Fannie Mae Pool #695412 5.00% 20331	—2	—2
obligations	Fannie Mae Pool #AD3566 5.00% 20351	2	2
50.51%	Fannie Mae Pool #256583 5.00% 20361,3	34	36
	Fannie Mae Pool #889101 1.631% 20381,4	32	33
	Fannie Mae Pool #964279 2.485% 20381,4	31	32
	Fannie Mae Pool #964708 2.765% 20381,4	4	4
	Fannie Mae Pool #AC0794 5.00% 20391	8	10
	Fannie Mae Pool #931768 5.00% 20391	2	2
	Fannie Mae Pool #AL9335 2.289% 20401,4	1,184	1,256
	Fannie Mae Pool #932606 5.00% 20401	4	5
	Fannie Mae Pool #MA4333 2.00% 20411	24	24
	Fannie Mae Pool #MA4387 2.00% 20411	22	22
	Fannie Mae Pool #MA4364 2.00% 20411	7	7
	Fannie Mae Pool #AL9327 2.164% 20411,4	1,109	1,175
	Fannie Mae Pool #AL9326 2.199% 20411,4	1,453	1,539
	Fannie Mae Pool #AJ1873 4.00% 20411	7	8
	Fannie Mae Pool #AE1248 5.00% 20411	11	13
	Fannie Mae Pool #AE1274 5.00% 20411	8	9
	Fannie Mae Pool #AE1277 5.00% 20411	5	6
	Fannie Mae Pool #AE1283 5.00% 20411	3	3
	Fannie Mae Pool #AE1290 5.00% 20421	6	6
	Fannie Mae Pool #AT3954 3.50% 20431	4	4
	Fannie Mae Pool #AT0300 3.50% 20431	2	2
	Fannie Mae Pool #AY1829 3.50% 20441	4	4
	Fannie Mae Pool #AW8240 3.50% 20441	1	1
	Fannie Mae Pool #BJ5015 4.00% 20471	58	63
	Fannie Mae Pool #BH3122 4.00% 20471	1	1
	Fannie Mae Pool #BM4488 3.381% 20481,4	622	650
	Fannie Mae Pool #BK6840 4.00% 20481	38	41
	Fannie Mae Pool #BK5232 4.00% 20481	30	32
	Fannie Mae Pool #BK9743 4.00% 20481	11	12
	Fannie Mae Pool #BK9761 4.50% 20481	8	9
	Fannie Mae Pool #BJ8402 3.544% 20491,4	128	133
	Fannie Mae Pool #CA5496 3.00% 20501	2,962	3,157
	Fannie Mae Pool #CB0041 3.00% 20511	242	260
	Fannie Mae Pool #BF0379 3.50% 20591	211	229
	Fannie Mae Pool #BF0497 3.00% 20601	71	75
	Fannie Mae Pool #BF0481 3.50% 20601	241	262
	Freddie Mac Pool #A18781 5.00% 20341,3	819	935
	Freddie Mac Pool #C91883 4.00% 20361,3	2,923	3,186
	Freddie Mac Pool #840222 2.386% 20401,4	328	348
	Freddie Mac Pool #RB5118 2.00% 20411	72	74
	Freddie Mac Pool #Q15874 4.00% 20431	2	2
	Freddie Mac Pool #760014 2.977% 20451,4	580	606
	Freddie Mac Pool #760012 3.109% 20451,4	52	54
	Freddie Mac Pool #760013 3.182% 20451,4	34	36
	Freddie Mac Pool #760015 2.679% 20471,4	104	109
	Freddie Mac Pool #Q52069 3.50% 20471	44	47
	Freddie Mac Pool #Q47615 3.50% 20471	27	29
	Freddie Mac Pool #Q56599 4.00% 20481	46	50
	Freddie Mac Pool #Q56175 4.00% 20481	34	37
	Freddie Mac Pool #Q55971 4.00% 20481	32	35
	Freddie Mac Pool #Q55970 4.00% 20481	13	14
	Freddie Mac Pool #Q58411 4.50% 20481	93	103
	Freddie Mac Pool #Q58436 4.50% 20481	41	45
	Freddie Mac Pool #Q58378 4.50% 20481	33	36
	Freddie Mac Pool #Q57242 4.50% 20481	28	30
	Freddie Mac Pool #RA1339 3.00% 20491	2,327	2,449
	Freddie Mac Pool #QA2748 3.50% 20491	28	30
	Freddie Mac Pool #SD8158 3.50% 20511	84	88

210American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8164 3.50% 20511		$62	$66
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
obligations	3.00%	20561	1,087	1,137
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	20561,4	1,086	1,136
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	20561,4	865	905
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25%	20561	124	134
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00%	20571	660	705
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20571,4	4,003	4,312
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20571	2,240	2,354
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20571	1,784	1,947
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	20571	982	1,071
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50%	20581	39	43
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20581	24	26
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20281	5,165	5,463
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50%	20281	1,432	1,500
	Government National Mortgage Assn. 2.00% 20511,5		12,480	12,688
	Government National Mortgage Assn. 2.50% 20511,5		7,496	7,744
	Government National Mortgage Assn. 3.00% 20511,5		3,032	3,163
	Government National Mortgage Assn. 3.00% 20511,5		800	835
	Government National Mortgage Assn. 3.50% 20511,5		37	39
	Government National Mortgage Assn. Pool #AH5894 3.75% 20341		925	1,000
	Government National Mortgage Assn. Pool #AD0028 3.75% 20381		576	615
	Government National Mortgage Assn. Pool #AH5897 3.75% 20391		578	617
	Government National Mortgage Assn. Pool #004410 4.00% 20391		58	60
	Government National Mortgage Assn. Pool #783690 6.00% 20391		116	133
	Government National Mortgage Assn. Pool #004823 4.00% 20401		88	90
	Government National Mortgage Assn. Pool #005142 4.50% 20411		28	30
	Government National Mortgage Assn. Pool #005104 5.00% 20411		177	193
	Government National Mortgage Assn. Pool #005165 6.50% 20411		143	161
	Government National Mortgage Assn. Pool #AA5326 3.50% 20421		238	245
	Government National Mortgage Assn. Pool #MA0366 3.50% 20421		207	212
	Government National Mortgage Assn. Pool #AA5526 3.50% 20421		140	147
	Government National Mortgage Assn. Pool #AF0140 3.50% 20431		234	246
	Government National Mortgage Assn. Pool #AD4360 3.50% 20431		94	99
	Government National Mortgage Assn. Pool #AH5882 3.75% 20441		525	574
	Government National Mortgage Assn. Pool #AH5884 4.25% 20441		1,352	1,516
	Government National Mortgage Assn. Pool #MA3727 4.00% 20461		340	354
	Government National Mortgage Assn. Pool #MA5877 4.50% 20491		521	557
	Government National Mortgage Assn. Pool #MA6092 4.50% 20491		230	246
	Government National Mortgage Assn. Pool #MA7419 3.00% 20511		3,118	3,275
	Government National Mortgage Assn. Pool #AO0409 4.589% 20651		185	200
	Government National Mortgage Assn. Pool #AO0461 4.604% 20651		101	109
	Government National Mortgage Assn. Pool #AN1825 4.614% 20651		330	355
	Government National Mortgage Assn. Pool #AO0385 4.512% 20661		732	796
	Government National Mortgage Assn. Pool #725897 5.20% 20661		2	2
	Uniform Mortgage-Backed Security 1.50% 20361,5		500	506
	Uniform Mortgage-Backed Security 2.00% 20361,5		38,830	39,996
	Uniform Mortgage-Backed Security 2.50% 20361,5		300	313
	Uniform Mortgage-Backed Security 2.00% 20511,5		23,844	23,981
American Funds Insurance Series	211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 2.50% 20511,5	$ 3,341	$ 3,442
mortgage-backed	Uniform Mortgage-Backed Security 2.50% 20511,5	131	135
obligations	Uniform Mortgage-Backed Security 3.00% 20511,5	6,339	6,598
(continued)	Uniform Mortgage-Backed Security 3.00% 20511,5	2,704	2,817
	Uniform Mortgage-Backed Security 3.50% 20511,5	10,938	11,514
	Uniform Mortgage-Backed Security 4.00% 20511,5	77	82
	Uniform Mortgage-Backed Security 4.50% 20511,5	2,938	3,164
			168,011

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,4,6	868	874
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,4,6	348	349
obligations (privately	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,4,6	611	612
originated)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,4,6	1,531	1,533
6.60%	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20601,4,6	684	695
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,4,6	349	357
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20521,4,6	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.892% 20531,4,6	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 0.992% 20531,4,6	809	810
	Mello Warehouse Securitization Trust, Series 2021-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,4,6	1,210	1,211
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20231,4,6	750	751
	MRA Issuance Trust, Series 2021-8, Class A1X,
	(1-month USD-LIBOR + 1.15%) 1.26% 20211,4,6	1,625	1,627
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20221,4,6	3,375	3,377
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,4,6	220	220
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,4,6	266	267
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,4,6	1,021	1,024
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,4,6	192	195
	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20551,4,6	768	766
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,4,6	619	618
	Station Place Securitization Trust, Series 2021-WL1, Class A,
	(1-month USD-LIBOR + 0.65%) 0.742% 20541,4,6	3,950	3,956
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20541,4,6	375	375
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	337	343
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 20571,4,6	24	24
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,6	626	634
			21,953

Commercial	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20381,4,6	1,174	1,176
mortgage-backed	Extended Stay America Trust, Series 2021-ESH, Class A,
securities	(1-month USD-LIBOR + 1.08%) 1.155% 20381,4,6	370	371
0.55%	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.951% 20261,4,6	273	274
			1,821

	Total mortgage-backed obligations		191,785

212American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 17.63%

U.S. Treasury	U.S. Treasury 0.125% 2023	$ 650	$ 649
13.04%	U.S. Treasury 0.125% 2023	175	175
	U.S. Treasury 0.375% 2025	490	481
	U.S. Treasury 0.375% 2025	200	196
	U.S. Treasury 0.50% 2026	1,750	1,724
	U.S. Treasury 0.75% 2026	8,122	8,087
	U.S. Treasury 0.75% 2026	250	248
	U.S. Treasury 0.75% 2028	555	540
	U.S. Treasury 1.125% 2028	2,000	1,994
	U.S. Treasury 1.25% 2028	6,475	6,501
	U.S. Treasury 0.625% 2030	1,000	932
	U.S. Treasury 0.875% 2030	350	333
	U.S. Treasury 1.125% 2031	2,525	2,451
	U.S. Treasury 1.375% 2040	380	341
	U.S. Treasury 1.875% 2041	1,750	1,712
	U.S. Treasury 1.25% 2050	6,630	5,402
	U.S. Treasury 1.375% 2050	6,000	5,046
	U.S. Treasury 1.625% 20503	6,565	5,882
	U.S. Treasury 2.375% 2051	640	683

			43,377

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20237	1,537	1,606
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20237	1,855	1,974
securities	U.S. Treasury Inflation-Protected Security 0.625% 20237	265	280
4.59%	U.S. Treasury Inflation-Protected Security 0.125% 20247	1,129	1,214
	U.S. Treasury Inflation-Protected Security 0.125% 20247	304	328
	U.S. Treasury Inflation-Protected Security 0.50% 20247	861	928
	U.S. Treasury Inflation-Protected Security 0.625% 20247	1,076	1,159
	U.S. Treasury Inflation-Protected Security 0.125% 20317	3,846	4,235
	U.S. Treasury Inflation-Protected Security 2.125% 20417	134	202
	U.S. Treasury Inflation-Protected Security 0.75% 20423,7	1,327	1,609
	U.S. Treasury Inflation-Protected Security 1.00% 20497	1,300	1,743
			15,278

	Total U.S. Treasury bonds & notes		58,655
Asset-backed obligations 3.40%

	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 1.12% 20301,4,6	250	250
	ARES CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 1.114% 20281,4,6	250	250
	Ballyrock, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 1.155% 20301,4,6	250	250
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20331,6	100	100
	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 20251	195	195
	Cent CLO LP, Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 1.151% 20301,4,6	250	250
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,6	539	548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,6	104	106
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,6	842	849
	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20301,6	275	276
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO,
	(3-month USD-LIBOR + 1.00%) 1.184% 20291,4,6	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,6	1,000	1,013
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20371,6	194	193
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20251,6	536	538
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20271,6	285	286
	Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
	(3-month USD-LIBOR + 1.00%) 1.184% 20291,4,6	250	250
American Funds Insurance Series	213

American Funds Mortgage Fund (continued)

	Bonds, notes & other debt instruments (continued)		Principal amount	Value
			(000)	(000)

	Asset-backed obligations (continued)

	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,6		$ 213	$213
	Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 20691,6		224	224
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,6		457	458
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,6		547	548
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20621,6		1,550	1,556
	Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
	(3-month USD-LIBOR + 0.97%) 1.146% 20301,4,6		250	250
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,6		594	598
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,4,6		119	121
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
	(3-month USD-LIBOR + 0.97%) 1.158% 20271,4,6		371	371
	Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
	(3-month USD-LIBOR + 0.90%) 1.055% 20291,4,6		250	250
	Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
	(3-month USD-LIBOR + 0.94%) 1.181% 20301,4,6		250	250
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,6		111	109
	Sound Point CLO, Ltd., Series 2017-2A, Class AR,
	(3-month USD-LIBOR + 0.98%) 1.156% 20301,4,6		250	250
	Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
	(3-month USD-LIBOR + 0.98%) 1.182% 20301,4,6		250	250
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 1.264% 20301,4,6		250	250
				11,302
	Bonds & notes of governments & government agencies outside the U.S. 0.26%

	Asian Development Bank 1.00% 2026		592	594
	Canada 0.75% 2026		275	273

				867
	Federal agency bonds & notes 0.09%

	Fannie Mae 0.875% 2030		300	285
	Corporate bonds, notes & loans 0.08%

Communication	SBA Tower Trust 1.631% 20266		253	253
services
	Total bonds, notes & other debt instruments (cost: $262,798,000)			263,147
0.08%
		Weighted

	Short-term securities 53.64%	average yield
		at acquisition

	Federal agency bills & notes 27.04%

	Fannie Mae 8/18/2021	0.005%	7,236	7,235
	Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
	Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
	Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
	Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
	Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
	Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
	Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
	Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
	Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
	Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
	Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
	Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
	Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900

				89,928

214American Funds Insurance Series
American Funds Mortgage Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Commercial paper 25.10%

	Amazon.com, Inc. 7/12/20216				0.030%	$9,000	$9,000
	Apple Inc. 7/13/20216				0.020	7,000	7,000
	Apple Inc. 7/14/20216				0.020	2,500	2,500
	BofA Securities, Inc. 9/17/20216				0.120	4,800	4,799
	CAFCO, LLC 7/15/20216				0.130	9,000	9,000
	Canadian Imperial Bank of Commerce 7/1/20216				0.050	6,900	6,900
	Chariot Funding, LLC 8/13/20216				0.090	9,500	9,499
	Chevron Corp. 7/13/20216				0.040	7,500	7,500
	Chevron Corp. 8/23/20216				0.040	2,000	2,000
	Exxon Asset Management Co. 7/26/2021				0.040	8,600	8,599
	ExxonMobil Corp. 7/22/2021				0.060	600	600
	Paccar Financial Corp. 7/6/2021				0.050	1,000	1,000
	Paccar Financial Corp. 8/26/2021				0.090	5,600	5,599
	Procter & Gamble Co. 7/12/20216				0.060	9,500	9,500
							83,496

U.S. Treasury bills 1.50%

	U.S. Treasury 9/28/2021				0.020	5,000	4,999

	Total short-term securities (cost: $178,429,000)						178,423

	Total investment securities 132.76% (cost: $441,227,000)						441,570
	Other assets less liabilities (32.76)%						(108,969)

	Net assets 100.00%						$ 332,601
Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
		Number of			amount8	6/30/20219	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	25	October 2021	$ 2,500	$ 3,086	$ (10)
10 Year U.S. Treasury Note Futures		Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures		Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures		Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures		Short	5	September 2021	(500)	(964)	(38)

							$(225)
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	appreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date		(000)	(000)	(000)	(000)

3-month USD-LIBOR	0.243%	5/2/2024		$33,400	$ 267	$22	$245
3-month USD-LIBOR	0.32%	9/23/2025		3,600	75	—	75
3-month USD-LIBOR	0.81%	7/28/2045		5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050		3,000	676	—	676

						$38	$2,072

American Funds Insurance Series	215

American Funds Mortgage Fund (continued)

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2021			unaudited
	Weighted
Short-term securities 97.65%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 73.38%

Alberta (Province of) 8/25/20211	0.080%	$ 4,000	$ 3,999
Amazon.com, Inc. 7/12/20211	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/20211	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/20211	0.044	3,500	3,500
BNG Bank NV 8/10/20211	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/20211	0.060	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/20211	0.139	10,000	10,000
Chevron Corp. 7/26/20211	0.040	10,000	9,999
DBS Bank Ltd. 7/6/20211	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/20211	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/20211	0.065	8,000	7,999
Hydro-Québec 9/27/20211	0.070	5,500	5,499
L’Oréal USA, Inc. 7/12/20211	0.027	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/20211	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/20211	0.059	5,000	5,000
Novartis Finance Corp. 8/2/20211	0.050	5,000	5,000
Novartis Finance Corp. 8/9/20211	0.060	4,500	4,500
NRW.Bank 7/21/20211	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/20211	0.035	10,000	10,000
Starbird Funding Corp. 7/1/20211	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/20211	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/20211	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/20211	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/20211	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/20211	0.029	10,000	9,998
Victory Receivables Corp. 8/27/20211	0.080	3,300	3,299
			249,423
U.S. Treasury bills 15.21%

U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999

			51,698
Federal agency bills & notes 9.06%

Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400
American Funds Insurance Series	217

Ultra-Short Bond Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 8/11/2021	0.013%	$5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800

			30,798

Total short-term securities (cost: $331,925,000)			331,919

Total investment securities 97.65% (cost: $331,925,000)			331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 81.88%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 51.67%

U.S. Treasury	U.S. Treasury 2.00% 2021	$ 2,000	$ 2,013
29.50%	U.S. Treasury 1.375% 2022	1,100	1,108
	U.S. Treasury 1.75% 2022	3,000	3,046
	U.S. Treasury 2.125% 2023	—1	—1
	U.S. Treasury 2.875% 2023	5,000	5,306
	U.S. Treasury 0.375% 2024	5,000	4,994
	U.S. Treasury 0.25% 2025	39,515	38,769
	U.S. Treasury 0.25% 2025	4,000	3,916
	U.S. Treasury 0.375% 2025	78,000	76,523
	U.S. Treasury 0.375% 2025	10,000	9,820
	U.S. Treasury 0.75% 2026	34,375	34,202
	U.S. Treasury 0.75% 2026	3,943	3,925
	U.S. Treasury 0.75% 2026	1,250	1,243
	U.S. Treasury 0.875% 2026	24,450	24,441
	U.S. Treasury 1.625% 2026	10,000	10,356
	U.S. Treasury 0.50% 2027	5,314	5,124
	U.S. Treasury 1.125% 2028	450	449
	U.S. Treasury 1.25% 2028	22,514	22,604
	U.S. Treasury 1.25% 2028	3,600	3,606
	U.S. Treasury 0.625% 2030	1,175	1,095
	U.S. Treasury 0.875% 2030	36,395	34,606
	U.S. Treasury 1.125% 2031	57,000	55,332
	U.S. Treasury 1.625% 2031	10,000	10,156
	U.S. Treasury 1.125% 2040	9,875	8,487
	U.S. Treasury 1.125% 2040	7,000	6,038
	U.S. Treasury 1.875% 2041	7,625	7,458
	U.S. Treasury 2.50% 2046	5,400	5,841
	U.S. Treasury 2.50% 2046	3,900	4,219
	U.S. Treasury 2.875% 2046	2,700	3,128
	U.S. Treasury 2.25% 2049	2,450	2,533
	U.S. Treasury 2.375% 2049	13,000	13,816
	U.S. Treasury 2.875% 2049	26,000	30,389
	U.S. Treasury 3.00% 20492	4,800	5,735
	U.S. Treasury 1.25% 2050	35,400	28,845
	U.S. Treasury 1.375% 2050	56,500	47,521
	U.S. Treasury 1.625% 20502	72,330	64,811
	U.S. Treasury 1.875% 2051	21,902	20,860
	U.S. Treasury 2.375% 2051	4,948	5,281

			607,596

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20223	6,252	6,394
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20233	14,738	15,401
securities	U.S. Treasury Inflation-Protected Security 0.375% 20233	18,814	20,017
22.17%	U.S. Treasury Inflation-Protected Security 0.625% 20233	101,393	107,265
	U.S. Treasury Inflation-Protected Security 0.125% 20243	31,477	33,951
	U.S. Treasury Inflation-Protected Security 0.125% 20243	6,946	7,471
	U.S. Treasury Inflation-Protected Security 0.50% 20243	5,130	5,532
	U.S. Treasury Inflation-Protected Security 0.625% 20243	6,525	7,029
	U.S. Treasury Inflation-Protected Security 0.125% 20263	89,913	97,906
	U.S. Treasury Inflation-Protected Security 0.125% 20303	20,722	22,873
	U.S. Treasury Inflation-Protected Security 0.125% 20303	6,380	7,009
	U.S. Treasury Inflation-Protected Security 0.125% 20313	76,816	84,580
	U.S. Treasury Inflation-Protected Security 2.125% 20413	378	568
	U.S. Treasury Inflation-Protected Security 0.75% 20422,3	9,677	11,729
	U.S. Treasury Inflation-Protected Security 0.625% 20433	7,083	8,437
American Funds Insurance Series	219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20493	$ 4,987	$6,686
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 20503	328	370
securities	U.S. Treasury Inflation-Protected Security 0.125% 20513	12,161	13,331
(continued)
			456,549

	Total U.S. Treasury bonds & notes		1,064,145
Mortgage-backed obligations 17.31%

Federal agency	Fannie Mae Pool #257104 6.50% 20284	66	74
mortgage-backed	Fannie Mae Pool #695412 5.00% 20334	1	1
obligations	Fannie Mae Pool #AD3566 5.00% 20354	8	9
17.31%	Fannie Mae Pool #MA2746 4.00% 20364	2,006	2,186
	Fannie Mae Pool #MA2588 4.00% 20364	1,042	1,131
	Fannie Mae Pool #256860 6.50% 20374	17	20
	Fannie Mae Pool #888698 7.00% 20374	40	47
	Fannie Mae Pool #256828 7.00% 20374	3	3
	Fannie Mae Pool #970343 6.00% 20384	15	16
	Fannie Mae Pool #AC0794 5.00% 20394	34	39
	Fannie Mae Pool #931768 5.00% 20394	6	7
	Fannie Mae Pool #932606 5.00% 20404	17	19
	Fannie Mae Pool #AJ1873 4.00% 20414	28	31
	Fannie Mae Pool #AI1862 5.00% 20414	527	603
	Fannie Mae Pool #AI3510 5.00% 20414	329	376
	Fannie Mae Pool #AJ0704 5.00% 20414	287	328
	Fannie Mae Pool #AJ5391 5.00% 20414	167	191
	Fannie Mae Pool #AE1248 5.00% 20414	45	51
	Fannie Mae Pool #AE1277 5.00% 20414	20	23
	Fannie Mae Pool #AE1283 5.00% 20414	11	12
	Fannie Mae Pool #AE1290 5.00% 20424	22	25
	Fannie Mae Pool #AT7161 3.50% 20434	64	69
	Fannie Mae Pool #AT3954 3.50% 20434	15	16
	Fannie Mae Pool #AT0300 3.50% 20434	9	10
	Fannie Mae Pool #BM6240 2.201% 20444,5	674	713
	Fannie Mae Pool #AY1829 3.50% 20444	15	16
	Fannie Mae Pool #AW8240 3.50% 20444	4	4
	Fannie Mae Pool #BE5017 3.50% 20454	80	86
	Fannie Mae Pool #BE8740 3.50% 20474	72	78
	Fannie Mae Pool #BE8742 3.50% 20474	24	26
	Fannie Mae Pool #BH2848 3.50% 20474	9	10
	Fannie Mae Pool #BH2847 3.50% 20474	9	10
	Fannie Mae Pool #BH2846 3.50% 20474	10	10
	Fannie Mae Pool #BJ5015 4.00% 20474	232	252
	Fannie Mae Pool #BH3122 4.00% 20474	5	6
	Fannie Mae Pool #BM3788 3.50% 20484	4,641	5,028
	Fannie Mae Pool #BJ4901 3.50% 20484	51	55
	Fannie Mae Pool #BK6840 4.00% 20484	151	164
	Fannie Mae Pool #BK5232 4.00% 20484	119	129
	Fannie Mae Pool #BK9743 4.00% 20484	45	49
	Fannie Mae Pool #CA1909 4.50% 20484	37	40
	Fannie Mae Pool #BK9761 4.50% 20484	31	34
	Fannie Mae Pool #CA4151 3.50% 20494	755	824
	Fannie Mae Pool #FM1062 3.50% 20494	655	713
	Fannie Mae Pool #FM1443 3.50% 20494	491	527
	Fannie Mae Pool #BJ8411 3.50% 20494	157	170
	Fannie Mae Pool #FM2179 3.00% 20504	6,197	6,595
	Fannie Mae Pool #FM3834 4.50% 20504	1,713	1,839
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20254,5	—1	—1
	Fannie Mae, Series 2001-4, Class NA, 9.005% 20254,5	—1	—1
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20224	358	361

220American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20224	$ 367	$ 371
mortgage-backed	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 20234,5	541	567
obligations	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20244,5	1,092	1,161
(continued)	Freddie Mac Pool #1H1354 2.446% 20364,5	102	110
	Freddie Mac Pool #C03518 5.00% 20404	457	519
	Freddie Mac Pool #G06459 5.00% 20414	1,000	1,146
	Freddie Mac Pool #841039 2.213% 20434,5	652	692
	Freddie Mac Pool #Q19133 3.50% 20434	41	45
	Freddie Mac Pool #Q17696 3.50% 20434	40	43
	Freddie Mac Pool #Q23190 4.00% 20434	222	245
	Freddie Mac Pool #Q15874 4.00% 20434	7	7
	Freddie Mac Pool #Q28558 3.50% 20444	262	282
	Freddie Mac Pool #760014 2.977% 20454,5	464	485
	Freddie Mac Pool #Q52069 3.50% 20474	119	129
	Freddie Mac Pool #Q47615 3.50% 20474	73	79
	Freddie Mac Pool #Q54701 3.50% 20484	79	85
	Freddie Mac Pool #Q54709 3.50% 20484	76	82
	Freddie Mac Pool #Q54782 3.50% 20484	66	72
	Freddie Mac Pool #Q54700 3.50% 20484	66	71
	Freddie Mac Pool #Q54781 3.50% 20484	58	63
	Freddie Mac Pool #Q56590 3.50% 20484	37	40
	Freddie Mac Pool #Q56589 3.50% 20484	33	36
	Freddie Mac Pool #Q54699 3.50% 20484	32	35
	Freddie Mac Pool #Q54698 3.50% 20484	25	27
	Freddie Mac Pool #Q54831 3.50% 20484	23	25
	Freddie Mac Pool #G67711 4.00% 20484	2,154	2,359
	Freddie Mac Pool #Q56599 4.00% 20484	183	200
	Freddie Mac Pool #Q56175 4.00% 20484	135	147
	Freddie Mac Pool #Q55971 4.00% 20484	127	139
	Freddie Mac Pool #Q58411 4.50% 20484	373	412
	Freddie Mac Pool #Q58436 4.50% 20484	164	182
	Freddie Mac Pool #Q58378 4.50% 20484	131	142
	Freddie Mac Pool #Q57242 4.50% 20484	111	121
	Freddie Mac Pool #ZT0522 4.50% 20484	40	43
	Freddie Mac Pool #ZS4774 4.50% 20484	37	41
	Freddie Mac Pool #RA1463 3.50% 20494	528	576
	Freddie Mac Pool #QA0284 3.50% 20494	305	330
	Freddie Mac Pool #RA1580 3.50% 20494	271	296
	Freddie Mac Pool #QA2748 3.50% 20494	75	82
	Freddie Mac Pool #RA2236 4.50% 20494	531	573
	Freddie Mac Pool #SD8158 3.50% 20514	519	548
	Freddie Mac Pool #SD8164 3.50% 20514	388	411
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 20234,5	5	5
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20224	144	146
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20234	715	730
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20234	200	209
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20234,5	2,565	2,715
	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20234	2,745	2,905
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20244	1,363	1,467
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20244	4,698	5,028
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20274	736	822
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 20564	7,234	7,564
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 20564,5	6,650	6,954
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 20564,5	6,544	6,846
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 20564	2,050	2,175
American Funds Insurance Series	221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
mortgage-backed	3.25% 20564		$ 407	$ 439
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
(continued)	3.00% 20574		2,163	2,310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20574,5	3,833	4,128
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	20574	6,624	7,227
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20574	4,811	5,057
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20574	2,405	2,625
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
	3.50%	20574	993	1,042
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	20584	4,167	4,392
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	20584	2,437	2,660
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	20584	1,206	1,270
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50%	20584	925	1,009
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20584	524	571
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	20594	4,711	4,949
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20284	29,703	31,414
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50%	20284	7,013	7,346
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	20294	8,773	9,222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00%	20304	2,840	2,901
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00%	20304	535	526
	Government National Mortgage Assn. 2.00% 20514,6		1,260	1,281
	Government National Mortgage Assn. 2.50% 20514,6		16,408	16,951
	Government National Mortgage Assn. 3.00% 20514,6		987	1,030
	Government National Mortgage Assn. 3.00% 20514,6		313	327
	Government National Mortgage Assn. Pool #698668 5.50% 20384		98	111
	Government National Mortgage Assn. Pool #700778 5.50% 20384		25	29
	Government National Mortgage Assn. Pool #699537 5.50% 20384		13	15
	Government National Mortgage Assn. Pool #782365 6.00% 20384		131	156
	Government National Mortgage Assn. Pool #004269 6.50% 20384		228	272
	Government National Mortgage Assn. Pool #698406 5.00% 20394		264	305
	Government National Mortgage Assn. Pool #783690 6.00% 20394		116	133
	Government National Mortgage Assn. Pool #783689 5.50% 20404		3,656	4,244
	Government National Mortgage Assn. Pool #783687 4.50% 20414		735	799
	Government National Mortgage Assn. Pool #783688 5.00% 20414		1,349	1,503
	Government National Mortgage Assn. Pool #MA0533 3.00% 20424		27	28
	Government National Mortgage Assn. Pool #MA1012 3.50% 20434		930	999
	Government National Mortgage Assn. Pool #MA5764 4.50% 20494		6,729	7,182
	Government National Mortgage Assn. Pool #MA5877 4.50% 20494		3,010	3,219
	Government National Mortgage Assn. Pool #MA6092 4.50% 20494		527	562
	Uniform Mortgage-Backed Security 1.50% 20364,6		11,765	11,870
	Uniform Mortgage-Backed Security 2.00% 20364,6		32,035	33,045
	Uniform Mortgage-Backed Security 2.00% 20514,6		5,696	5,728
	Uniform Mortgage-Backed Security 2.50% 20514,6		19,826	20,424

222American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 2.50% 20514,6	$ 548	$566
mortgage-backed	Uniform Mortgage-Backed Security 3.00% 20514,6	710	739
obligations	Uniform Mortgage-Backed Security 3.00% 20514,6	392	409
(continued)	Uniform Mortgage-Backed Security 3.50% 20514,6	75,456	79,431
	Uniform Mortgage-Backed Security 4.50% 20514,6	2,290	2,466
			356,523
Federal agency bonds & notes 12.90%

	Export-Import Bank of the United States-Guaranteed,
	Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
	Fannie Mae 1.25% 2021	2,900	2,904
	Fannie Mae 2.875% 2023	36,000	38,050
	Fannie Mae 0.625% 2025	10,000	9,990
	Fannie Mae 0.75% 2027	2,900	2,829
	Fannie Mae 0.875% 2030	8,600	8,157
	Fannie Mae 7.125% 2030	2,000	2,925
	Federal Farm Credit Banks 0.375% 2022	1,500	1,504
	Federal Home Loan Bank 3.375% 2023	16,715	17,837
	Federal Home Loan Bank 3.25% 2028	6,500	7,382
	Federal Home Loan Bank 5.50% 2036	300	442
	Private Export Funding Corp. 3.266% 20217	34,000	34,379
	Private Export Funding Corp. 3.55% 2024	3,190	3,436
	Private Export Funding Corp. 1.40% 2028	3,000	3,002
	Tennessee Valley Authority 0.75% 2025	1,800	1,802
	Tennessee Valley Authority 2.875% 2027	5,000	5,482
	Tennessee Valley Authority 4.65% 2035	1,780	2,346
	Tennessee Valley Authority 5.88% 2036	875	1,298
	Tennessee Valley Authority, Series A, 4.625% 2060	250	370
	TVA Southaven 3.846% 2033	1,057	1,173
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
	U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
	U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
	U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.82% 2032	813	932
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.938% 2032	665	762

			265,578

	Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series	223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 16.62%

Amazon.com, Inc. 7/12/20217	0.030%	$41,000	$ 41,000
Amazon.com, Inc. 7/21/20217	0.050	7,620	7,620
Apple Inc. 7/8/20217	0.040	14,300	14,300
Apple Inc. 9/2/20217	0.050	22,000	21,999
CAFCO, LLC 7/15/20217	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/20217	0.050	10,900	10,900
Chariot Funding, LLC 7/2/20217	0.080	25,000	25,000
Chariot Funding, LLC 8/13/20217	0.090	15,000	14,999
Chariot Funding, LLC 8/16/20217	0.070	10,000	9,999
Chevron Corp. 7/6/20217	0.040	15,000	15,000
Chevron Corp. 7/16/20217	0.020	19,700	19,699
CRC Funding, LLC 7/7/20217	0.140	10,000	10,000
CRC Funding, LLC 7/16/20217	0.090	20,700	20,699
CRC Funding, LLC 8/5/20217	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/20217	0.060	30,000	29,999
			342,309

Federal agency bills & notes 7.76%

Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094

			159,678

Total short-term securities (cost: $501,997,000)			501,987

Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount8	6/30/20219	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	252	September 2021	$ (63,000)	$ (62,912)	$(26)
90 Day Euro Dollar Futures		Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures		Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures		Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures		Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures		Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures		Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures		Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures		Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures		Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures		Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures		Long	4	September 2021	400	771	11

							$(1,521)
Swap contracts

Interest rate swaps							Unrealized

						Upfront	(depreciation)
					Value at	premium	appreciation
			Expiration	Notional	6/30/2021	paid (received)	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

2.5775%	U.S. EFFR		7/16/2022	$181,639	$ 4,573	$ 4,586	$(13)
1.2525%	U.S. EFFR		2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR		3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%		5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%		6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%		6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%		6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%		7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR		2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR		2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR		2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR		2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%		3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR		6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%		11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%		2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%		2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%		2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR		4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%		7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR		2/15/2047	60,000	3,747	—	3,747
3-month USD-LIBOR	0.811%		7/27/2050	52,500	11,825	15,036	(3,211)

						$46,729	$(5,181)

American Funds Insurance Series	225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

1Amount less than one thousand.

2All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

6Purchased on a TBA basis.

7Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2021						unaudited
Growth funds 84.84%						Value
					Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1					4,290,664	$507,543

Total growth funds (cost: $382,191,000)						507,543
Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1					5,264,731	59,544

Total fixed income funds (cost: $62,096,000)						59,544
Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					28,275,940	28,276
Total short-term securities (cost: $28,276,000)						28,276
Options purchased 0.37%

Options purchased*						2,241

Total options purchased (cost: $2,912,000)						2,241

Total investment securities 99.89% (cost: $475,475,000)						597,604
Other assets less liabilities 0.11%						676

Net assets 100.00%						$598,280
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	1,192	$5,123	$2,950.00		12/17/2021	$2,241
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500	$35,178	$(135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5	22,515	378

						$ 243

American Funds Insurance Series	227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	depreciation	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.84%
American Funds Insurance Series –
Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763
Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 15	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341

Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

228American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2021						unaudited
Growth funds 84.83%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					5,834,650	$144,349

Total growth funds (cost: $105,897,000)						144,349
Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1					1,497,332	16,935

Total fixed income funds (cost: $17,676,000)						16,935
Short-term securities 4.72%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					8,033,938	8,034
Total short-term securities (cost: $8,034,000)						8,034
Options purchased 0.35%

Options purchased*						600

Total options purchased (cost: $672,000)						600

Total investment securities 99.85% (cost: $132,279,000)						169,918
Other assets less liabilities 0.15%						249

Net assets 100.00%						$170,167
*Options purchased

Put
		Notional				Value at
	Number of	amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

MSCI EAFE Index	540	$1,245	$1,750.00		12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00		3/18/2022	22

						$600
Futures contracts

						Unrealized
				Notional	Value at	depreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100	$8,764	$ (33)
MSCI EAFE Index Contracts	Long	64	September 2021	3	7,373	(124)

						$(157)

American Funds Insurance Series	229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.83%
American Funds Insurance Series –
International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$ 83	$—
Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 15	25,472	6,486	14,028	(62)	(933)	16,935	40	694

Total 94.78%				$1,751	$3,887	$161,284	$123	$694

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

230American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021						unaudited
Growth-and-income funds 84.66%						Value
					Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1					18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)						307,705
Fixed income funds 9.97%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1					3,090,558	36,221

Total fixed income funds (cost: $39,885,000)						36,221
Short-term securities 4.74%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					17,247,685	17,248
Total short-term securities (cost: $17,248,000)						17,248
Options purchased 0.46%

Options purchased*						1,660

Total options purchased (cost: $2,116,000)						1,660

Total investment securities 99.83% (cost: $278,853,000)						362,834
Other assets less liabilities 0.17%						613

Net assets 100.00%						$363,447
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	794	$3,412	$2,950.00		12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00		3/18/2022	55
S&P 500 Index	2	8	2,775.00		3/18/2022	6
S&P 500 Index	22	95	2,800.00		3/18/2022	62
S&P 500 Index	15	64	2,825.00		3/18/2022	44

						$1,660
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800	$21,971	$ (83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4	17,154	285

						$202

American Funds Insurance Series	231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.66%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 15	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$—
Fixed income funds 9.97%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 15	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183

Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

232American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2021					unaudited
Growth-and-income funds 79.74%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			33,105,086	$2,067,082

	Total growth-and-income funds (cost: $1,530,997,000)				2,067,082
Fixed income funds 14.97%

	American Funds Insurance Series – The Bond Fund of America, Class 1			34,295,727	387,885

	Total fixed income funds (cost: $398,497,000)				387,885
Short-term securities 4.82%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			124,923,405	124,923
	Total short-term securities (cost: $124,923,000)				124,923
Options purchased 0.36%

	Options purchased*				9,444

	Total options purchased (cost: $41,025,000)				9,444

	Total investment securities 99.89% (cost: $2,095,442,000)				2,589,334
	Other assets less liabilities 0.11%				2,824

	Net assets 100.00%				$2,592,158
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	280	$ 1,203	$2,325.00	9/17/2021	$ 48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136

					$9,444

American Funds Insurance Series	233

Managed Risk Growth-Income Fund (continued)

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000	$160,459	$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23	97,780	1,597

						$989

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.74%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790
Fixed income funds 14.97%
American Funds Insurance Series –
The Bond Fund of America, Class 15	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522

Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

234American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2021						unaudited
Asset allocation funds 95.01%						Value
					Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1					96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)						2,715,715
Short-term securities 4.93%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					140,777,606	140,778
Total short-term securities (cost: $140,778,000)						140,778
Options purchased 0.09%

Options purchased*						2,562

Total options purchased (cost: $3,303,000)						2,562

Total investment securities 100.03% (cost: $2,333,317,000)						2,859,055
Other assets less liabilities (0.03)%						(813)

Net assets 100.00%						$2,858,242
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	1,302	$5,596	$2,950.00		12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00		3/18/2022	38
S&P 500 Index	12	52	2,775.00		3/18/2022	32
S&P 500 Index	15	64	2,825.00		3/18/2022	44

						$2,562
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000	$150,584	$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7	28,948	419

						$(121)

American Funds Insurance Series	235
Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	appreciation	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.01%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236American Funds Insurance Series

Financial statements					unaudited
Statements of assets and liabilities at June 30, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$9,748,298	$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974	236,727
Cash	123	13,908	354	3,019	1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828	318
Cash collateral pledged for futures contracts	—	—	—	—	112
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683	3,956
Unrealized appreciation on open forward currency contracts	—	—	—	—	69
Receivables for:
Sales of investments	344	17,309	187,913	97,609	14,974
Sales of fund’s shares	3,189	1,712	28,220	2,884	1,976
Dividends and interest	8,664	2,798	19,743	24,651	7,441
Variation margin on futures contracts	—	—	—	—	42
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	2	3	3	—1	3
Other	386	82	—	28	1,925
	9,421,992	5,338,135	42,606,520	10,145,974	4,665,197
Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284	3,178
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401	13,501
Repurchases of fund’s shares	16,253	4,604	57,063	4,566	4,299
Investment advisory services	3,777	3,098	10,486	4,224	1,869
Insurance administrative fees	388	195	1,694	281	550
Services provided by related parties	1,285	754	5,921	1,282	531
Trustees’ deferred compensation	92	61	528	195	44
Variation margin on futures contracts	—	—	—	—	40
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	7,095	11,498	839	25,097	14,346
Other	172	118	117	282	163
	78,018	117,723	192,907	100,612	38,521
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362	$4,626,676
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$5,997,616	$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746	2,040,194
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362	$4,626,676
Investment securities on loan, at value	$43,575	$83,042	$38,885	$18,837	$11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890	2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950	236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689	3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	237
Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund2	Fund3	Fund	Fund	Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366	$40,097,132	$1,290,076	$971,950
Affiliated issuers	336,297	93,430	1,013,334	68,058	79,339
Cash	750	190	524	92	332
Cash collateral received for securities on loan	7,518	1,294	7,720	71	65
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	877	2,690	9,817	452
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	26,632	9,441	25,093	5,331	17,665
Sales of fund’s shares	2,888	1,208	16,210	743	861
Dividends and interest	5,025	4,783	49,728	4,112	3,403
Variation margin on futures contracts	—	—	—	—	91
Variation margin on swap contracts	—	—	—	—	1
Securities lending income	1	—1	1	—1	—1
Other	—	354	236	141	6
	10,263,301	2,388,943	41,212,668	1,378,441	1,074,165
Liabilities:
Collateral for securities on loan	75,183	12,943	77,195	705	651
Unrealized depreciation on open forward currency contracts	—	—	—	—	1
Payables for:
Purchases of investments	31,318	14,185	102,847	31,734	33,840
Repurchases of fund’s shares	5,411	1,459	38,586	352	92
Investment advisory services	1,923	683	8,494	737	194
Insurance administrative fees	619	122	1,015	76	323
Services provided by related parties	1,118	381	4,430	107	133
Trustees’ deferred compensation	109	27	591	15	8
Variation margin on futures contracts	—	—	—	—	16
Variation margin on swap contracts	—	—	—	—	41
Non-U.S. taxes	31	918	2,451	214	255
Other	5	48	112	48	14
	115,717	30,766	235,721	33,988	35,568
Net assets at June 30, 2021	$10,147,584	$2,358,177	$40,976,947	$1,344,453	$1,038,597
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293	$21,221,552	$937,123	$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884	19,755,395	407,330	188,890
Net assets at June 30, 2021	$10,147,584	$2,358,177	$40,976,947	$1,344,453	$1,038,597
Investment securities on loan, at value	$73,663	$12,432	$75,628	$671	$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831	22,469,677	907,740	762,420
Affiliated issuers	336,286	93,438	1,013,237	68,054	79,283
Cash denominated in currencies other than U.S. dollars, at cost	—	877	2,720	9,817	452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America4	Fund	Trust5
Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	427
Cash collateral pledged for swap contracts	—	—	—	—	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	—1
Unrealized appreciation on open forward currency contracts	—	193	97	2,433	—
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund’s shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	—	13	9	228	—
Securities lending income	2	—	—	—	—
Other	47	26	58	—	2
	35,699,930	458,768	19,316,850	2,184,452	1,090,002
Liabilities:
Collateral for securities on loan	26,046	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	217	8	8,434	—
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund’s shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees’ deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	—
Other	48	10	8	141	1
	3,353,989	2,084	6,249,140	47,818	15,997
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005
Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005
Investment securities on loan, at value	$25,453	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	—1

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	239
Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund6	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570	$331,919	$2,188,233	$30,517	$8,634
Affiliated issuers	—	—	—	567,087	161,284
Cash	9,152	9,063	56,176	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	1,197	456
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	149,961	—	260,522	862	201
Sales of fund’s shares	446	323	2,741	2	—
Dividends and interest	448	—1	4,476	1	—1
Variation margin on futures contracts	21	—	487	52	5
Variation margin on swap contracts	—1	—	858	—	—
Securities lending income	—	—	—	—	—
Other	—	—	—	—	—
	601,598	341,305	2,513,493	599,718	170,580
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	268,623	—	448,216	—	—
Repurchases of fund’s shares	129	1,209	2,749	909	212
Investment advisory services	58	90	332	48	14
Insurance administrative fees	26	25	153	361	104
Services provided by related parties	28	71	395	116	34
Trustees’ deferred compensation	4	13	50	4	1
Variation margin on futures contracts	52	—	884	—	48
Variation margin on swap contracts	77	—	1,480	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—1	—1	1	—	—
	268,997	1,408	454,260	1,438	413
Net assets at June 30, 2021	$332,601	$339,897	$2,059,233	$598,280	$170,167
Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732	$340,832	$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869	(935)	28,081	194,333	17,585
Net assets at June 30, 2021	$332,601	$339,897	$2,059,233	$598,280	$170,167
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	441,227	331,925	2,178,928	31,188	8,706
Affiliated issuers	—	—	—	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund7	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$18,908	$134,367	$143,340
Affiliated issuers	343,926	2,454,967	2,715,715
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	906	5,208	1,756
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	3	14,049	1,491
Sales of fund’s shares	17	—	640
Dividends and interest	—1	3	4
Variation margin on futures contracts	38	232	121
Variation margin on swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	363,798	2,608,826	2,863,067
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Payables for:
Purchases of investments	14	—	—
Repurchases of fund’s shares	5	14,788	2,209
Investment advisory services	30	212	233
Insurance administrative fees	226	1,586	1,773
Services provided by related parties	73	67	578
Trustees’ deferred compensation	3	15	32
Variation margin on futures contracts	—	—	—
Variation margin on swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	351	16,668	4,825
Net assets at June 30, 2021	$363,447	$2,592,158	$2,858,242
Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335	$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112	535,089	584,217
Net assets at June 30, 2021	$363,447	$2,592,158	$2,858,242
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,364	165,948	144,081
Affiliated issuers	259,489	1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series	241
Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64
Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44
Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24
Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79
Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund2	Fund3	Fund	Fund	Builder
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81
Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80
Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81
Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52
Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242American Funds Insurance Series

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund	of America4	Fund	Trust5
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37
Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34
Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16
Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41
Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13
Class P1:	Net assets	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Shares outstanding
	Net asset value per share
Class P2:	Net assets	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Shares outstanding
	Net asset value per share
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund6	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$231,174	$36,883	$374,034	Not applicable	Not applicable
	Shares outstanding	21,682	3,267	31,922
	Net asset value per share	$10.66	$11.29	$11.72
Class 1A:	Net assets	$1,457	$10	$4,436	Not applicable	Not applicable
	Shares outstanding	137	1	380
	Net asset value per share	$10.63	$11.29	$11.67
Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56
Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74
Class 4:	Net assets	$41,211	$42,438	$237,410	Not applicable	Not applicable
	Shares outstanding	3,922	3,843	20,566
	Net asset value per share	$10.51	$11.04	$11.54
Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28
Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	243
Financial statements (continued)				unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund7	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83
Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

1Amount less than one thousand.

2Formerly Blue Chip Income and Growth Fund.

3Formerly Global Growth and Income Fund.

4Formerly Bond Fund.

5Formerly High-Income Bond Fund.

6Formerly U.S. Government/AAA-Rated Securities Fund.

7Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 46,323	$15,804	$147,085	$89,313	$ 27,447
Affiliated issuers	103	68	479	191	115
	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161
	46,731	16,437	148,789	89,926	30,870
Fees and expenses1:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	—2	3	1	—2
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees’ compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590
Other	3	40	16	4	31
Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	—	—	3,938
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	—	—	3,938
Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880
Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	—	—	—	—	(101)
Forward currency contracts	—	—	—	(86)	(8)
Swap contracts	—	—	—	—	—
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	562,918	639,391	2,916,897	1,014,178	239,174
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	86	123
Swap contracts	—	—	—	—	—
Currency translations	(198)	152	(146)	(137)	112
	383,516	(70,897)	1,964,759	(577,645)	174,220
Net realized gain (loss) and unrealized appreciation
(depreciation)	946,434	568,494	4,881,656	436,533	413,394
Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	245
Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund3	Fund4	Fund	Fund	Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 102,509	$23,856	$314,140	$ 21,845	$ 18,312
Affiliated issuers	70	26	486	19	29
	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22
	102,738	25,114	316,588	22,281	20,200
Fees and expenses1:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	—2	3	—2	—2
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees’ compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53
Other	4	1	16	1	4
Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	—	—	1,444
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	2,805	889	—	—	1,444
Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765
Net investment income (loss)	77,877	16,801	236,996	16,881	17,435
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	—	—	—	—	(1,194)
Forward currency contracts	—	—	—	—	(17)
Swap contracts	—	—	—	—	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	2,259,141	397,808	1,973,477	88,835	35,044
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	—	—	—	—	524
Forward currency contracts	—	—	—	—	21
Swap contracts	—	—	—	—	485
Currency translations	(5)	(77)	(470)	(44)	(62)
	(922,321)	(202,049)	3,135,793	(4,169)	55,070
Net realized gain (loss) and unrealized appreciation
(depreciation)	1,336,820	195,759	5,109,270	84,666	90,114
Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America5	Fund	Trust6
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 195,198	$ 3,376	$—	$6	$586
Affiliated issuers	4,051	12	990	81	12
	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	—	—	—
	302,995	4,572	116,878	27,928	25,417
Fees and expenses1:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	—2	1	—2	—2
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees’ compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10
Other	16	1	5	8	7
Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	3,839	1,137	294
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	3,839	1,137	294
Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101
Net investment income (loss)	236,810	2,424	90,981	20,849	22,316
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	—2	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	—	(485)	5,716	(12,193)	—
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	—2
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,235,737	17,739	26,991	18,337	(2,293)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	—	(22)	2,696	(6,357)	—
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)
	1,518,448	5,665	(199,010)	(114,063)	36,667
Net realized gain (loss) and unrealized appreciation
(depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374
Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247
Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund7	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$—	$—
Affiliated issuers	—	—	—	750	123
	—	—	—	750	123
Interest from unaffiliated issuers	1,346	176	16,265	4	1
Securities lending income (net of fees)	—	—	—	—	—
	1,346	176	16,265	754	124
Fees and expenses1:
Investment advisory services	686	576	3,708	430	125
Distribution services	122	398	2,110	704	207
Insurance administrative services	51	50	318	718	209
Transfer agent services	—2	—2	—2	—2	—2
Administrative services	49	54	313	—	—
Accounting and administrative services	—	—	—	42	36
Reports to shareholders	3	5	28	5	2
Registration statement and prospectus	63	5	17	4	2
Trustees’ compensation	1	1	6	1	—2
Auditing and legal	—2	—2	1	—2	—2
Custodian	10	—2	17	3	3
Other	—2	—2	1	1	1
Total fees and expenses before waivers/reimbursements	985	1,089	6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	—	552	144	42
Miscellaneous fee reimbursements	—	—	—	—	17
Total waivers/reimbursements of fees and expenses	311	—	552	144	59
Total fees and expenses after waivers/reimbursements	674	1,089	5,967	1,764	526
Net investment income (loss)	672	(913)	10,298	(1,010)	(402)
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:		—2	(25,715)	—	—
Unaffiliated issuers	(188)
Affiliated issuers	—	—	—	24,401	1,751
Futures contracts	984	—	5,073	(13,268)	(1,192)
Forward currency contracts	—	—	—	—	—
Swap contracts	292	—	48,313	—	—
Currency transactions	—	—	—	6	2
Capital gain distributions received from affiliated issuers	—	—	—	66,104	694
	1,088	—2	27,671	77,243	1,255
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)	(35,475)	(671)	(72)
Affiliated issuers	—	—	—	(33,724)	3,887
Futures contracts	(258)	—	(1,481)	174	(178)
Forward currency contracts	—	—	—	—	—
Swap contracts	858	—	(32,661)	—	—
Currency translations	—	—	—	—	—
	(3,758)	(12)	(69,617)	(34,221)	3,637
Net realized gain (loss) and unrealized appreciation
(depreciation)	(2,670)	(12)	(41,946)	43,022	4,892
Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)	$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund8	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	1,268	9,140	8,944
	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	—	—	—
	1,271	9,158	8,966
Fees and expenses1:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	—2	—2	—2
Administrative services	—	—	—
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees’ compensation	1	7	8
Auditing and legal	—2	1	1
Custodian	3	4	4
Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	102	626	700
Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526
Net investment income (loss)	157	4,252	440
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(43,319)	—
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	22,798	176,172	121,354
Net realized gain (loss) and unrealized appreciation
(depreciation)	30,781	209,175	228,511
Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Amount less than one thousand.

3Formerly Blue Chip Income and Growth Fund.

4Formerly Global Growth and Income Fund.

5Formerly Bond Fund.

6Formerly High-Income Bond Fund.

7Formerly U.S. Government/AAA-Rated Securities Fund.

8Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series	249

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$15,946	$29,220	$(7,764)	$(9,129)	$46,758	$91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178
Net increase (decrease) in net assets resulting from
operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520
Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)
Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)
Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385
Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

					Washington Mutual
	International Fund		New World Fund		Investors Fund2
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$54,875	$53,872	$14,990	$15,078	$77,877	$162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522
Net increase (decrease) in net assets resulting from
operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414
Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)
Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)
Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705
Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund3		Growth-Income Fund		and Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$16,801	$25,233	$236,996	$485,987	$16,881	$21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625
Net increase (decrease) in net assets resulting from
operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912
Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)
Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)
Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)
Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$17,435	$27,894	$236,810	$449,205	$2,424	$4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683
Net increase (decrease) in net assets resulting from
operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363
Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)
Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)
Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182
Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America4		Capital World Bond Fund		High-Income Trust5
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$90,981	$202,752	$20,849	$41,768	$22,316	$56,258
Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)
Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323
Net increase (decrease) in net assets resulting from
operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694
Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)
Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)
Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)
Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$867,579

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund7
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$672	$2,446	$(913)	$(171)	$10,298	$20,216
Net realized gain (loss)	1,088	12,009	—6	—	27,671	187,696
Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889
Net increase (decrease) in net assets resulting from
operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801
Distributions paid to shareholders	(11,658)	(4,820)	—	(737)	(185,422)	(77,781)
Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)
Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)
Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252American Funds Insurance Series
Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund8
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$(1,010)	$962	$(402)	$662	$157	$4,092
Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)
Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976
Net increase (decrease) in net assets resulting from
operations	42,012	139,372	4,490	5,849	30,938	(3,260)
Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)
Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085
Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)
Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435
End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months		Six months
	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020
Operations:
Net investment income (loss)	$4,252	$27,259	$440	$30,915
Net realized gain (loss)	33,003	38,669	107,157	(41,687)
Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153
Net increase (decrease) in net assets resulting from
operations	213,427	211,622	228,951	150,381
Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)
Net capital share transactions	2,885	114,037	(118,439)	(57,436)
Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)
Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504
End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

1 Unaudited

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Amount less than one thousand.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	253

Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

254American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	255

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$2,901,017	$—	$—	$2,901,017
Consumer discretionary	1,711,163	—	—	1,711,163
Health care	1,098,520	—	—	1,098,520
Communication services	892,157	13,180	—	905,337
Financials	825,606	—	—	825,606
Consumer staples	514,524	—	—	514,524
Industrials	326,389	—	—	326,389
Materials	164,757	—	—	164,757
Energy	102,862	—	—	102,862
Real estate	34,101	—	—	34,101
Utilities	17,082	—	—	17,082
Preferred securities	272,014	—	—	272,014
Short-term securities	526,889	—	—	526,889

Total	$9,387,081	$13,180	$—	$9,400,261

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,192,508	$—	$1,418	$1,193,926
Health care	1,007,569	—	3	1,007,572
Consumer discretionary	892,834	35,119	—	927,953
Industrials	796,800	—	—	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	—	—	135,810
Materials	128,417	—	—	128,417
Communication services	104,814	—	—	104,814
Utilities	78,142	—	—	78,142
Real estate	60,811	—	—	60,811
Energy	22,188	—	13,392	35,580
Preferred securities	22,095	—	76,268	98,363
Rights & warrants	—	28,173	—	28,173
Short-term securities	288,958	—	—	288,958

Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2021	Level 3*	Purchases	Sales	gain	depreciation†	Level 3*	6/30/2021
Investment securities	$103,891	$—	$67,801	$(28,877)	$—	$(12,019)	$—	$130,796
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$8,254

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

258American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2021	techniques	inputs	(if applicable)	average*	input†
		Liquidation value	N/A	N/A	N/A	N/A

		Transaction price	N/A	N/A	N/A	N/A

Common stocks	$ 54,528		Price/Cash flow multiple	11.3x	11.3x	Increase

		Market comparable	DLOM	25%	25%	Decrease

		companies	$ per one billion Btu	$2.25	$2.25	Increase

			MMTPA	10 MMTPA	10 MMTPA	Increase

		Transaction price	N/A	N/A	N/A	N/A

			Price/Sales multiple	17.3x	17.3x	Increase

Preferred securities	76,268	Market comparable	EV/Sales multiple	21.1x	21.1x	Increase
		companies	Discount to Price/Sales multiple	15%	15%	Decrease

			Revenue growth rate	86%	86%	Increase

Total	$130,796

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,485,387	$—	$6,765	$9,492,152
Communication services	8,664,763	—	—	8,664,763
Consumer discretionary	7,424,184	—	—	7,424,184
Health care	5,303,247	—	44,823	5,348,070
Industrials	3,638,141	—	—	3,638,141
Financials	2,695,927	—	—	2,695,927
Consumer staples	1,355,571	—	—	1,355,571
Materials	1,235,736	—	—	1,235,736
Energy	945,591	—	—	945,591
Utilities	249,490	—	—	249,490
Real estate	95,702	—	—	95,702
Preferred securities	34,751	—	37,008	71,759
Convertible bonds & notes	—	—	25,195	25,195
Short-term securities	1,123,350	—	—	1,123,350

Total	$42,251,840	$—	$113,791	$42,365,631

American Funds Insurance Series	259

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$2,009,077	$—	$—	$2,009,077
Health care	1,259,197	—	6	1,259,203
Industrials	1,251,508	—	—	1,251,508
Consumer discretionary	1,188,916	—	—	1,188,916
Information technology	1,052,541	—	—	1,052,541
Materials	778,053	—	—	778,053
Energy	736,123	—	—	736,123
Communication services	640,447	31,810	—	672,257
Consumer staples	291,612	—	—	291,612
Utilities	273,033	—	—	273,033
Real estate	17,067	—	—	17,067
Preferred securities	183,730	—	—	183,730
Rights & warrants	—	26,057	—	26,057
Short-term securities	262,095	—	—	262,095

Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 914,210	$—	$ 496	$ 914,706
Health care	591,042	—	1	591,043
Consumer discretionary	584,089	—	—	584,089
Financials	546,496	—	—	546,496
Communication services	436,323	8,552	—	444,875
Materials	314,689	—	—	314,689
Industrials	274,374	—	—	274,374
Consumer staples	234,831	—	—	234,831
Energy	143,355	—	—	143,355
Real estate	89,849	—	—	89,849
Utilities	75,265	—	—	75,265
Preferred securities	39,190	—	14,736	53,926
Rights & warrants	97	8,721	—	8,818
Bonds, notes & other debt instruments	—	118,547	—	118,547
Short-term securities	238,312	—	—	238,312

Total	$4,482,122	$135,820	$15,233	$4,633,175

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 147	$ —	$—	$ 147
Unrealized appreciation on open forward currency contracts	—	69	—	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	—	—	(157)

Total	$ (10)	$69	$—	$ 59

*Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 1.

260American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$437,858	$—	$—	$437,858
Financials	345,398	—	—	345,398
Consumer discretionary	286,441	—	—	286,441
Health care	263,125	—	—	263,125
Communication services	245,461	—	—	245,461
Industrials	196,049	—	—	196,049
Consumer staples	141,552	—	—	141,552
Materials	134,666	—	—	134,666
Energy	65,162	—	—	65,162
Utilities	64,095	—	—	64,095
Real estate	51,037	—	—	51,037
Preferred securities	21,224	—	—	21,224
Rights & warrants	37	—	—	37
Convertible stocks	2,533	3,030	—	5,563
Convertible bonds & notes	—	4,635	—	4,635
Bonds, notes & other debt instruments	—	8,607	—	8,607
Short-term securities	99,886	—	—	99,886

Total	$2,354,524	$16,272	$—	$2,370,796

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,112,848	$—	$—	$9,112,848
Communication services	6,876,506	—	—	6,876,506
Health care	4,632,505	—	—	4,632,505
Industrials	4,215,801	—	—	4,215,801
Financials	4,138,860	—	—	4,138,860
Consumer discretionary	3,592,797	—	—	3,592,797
Materials	2,001,298	—	—	2,001,298
Consumer staples	1,800,227	—	—	1,800,227
Energy	1,235,860	—	—	1,235,860
Real estate	1,050,508	—	—	1,050,508
Utilities	951,664	—	—	951,664
Convertible stocks	435,767	—	—	435,767
Bonds, notes & other debt instruments	—	13,983	—	13,983
Short-term securities	1,051,842	—	—	1,051,842

Total	$41,096,483	$13,983	$—	$41,110,466

American Funds Insurance Series	261

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$235,849	$—	$—	$235,849
Consumer discretionary	181,636	—	—	181,636
Health care	132,269	—	4	132,273
Materials	126,986	—	—	126,986
Communication services	124,953	—	—	124,953
Industrials	116,228	—	—	116,228
Information technology	115,319	—	—	115,319
Consumer staples	97,760	—	—	97,760
Utilities	57,845	—	—	57,845
Energy	42,766	—	—	42,766
Real estate	36,475	—	—	36,475
Preferred securities	13,083	—	—	13,083
Bonds, notes & other debt instruments	—	8,551	—	8,551
Short-term securities	68,410	—	—	68,410

Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$161,170	$—	$—	$161,170
Information technology	99,453	—	—	99,453
Consumer staples	95,525	—	—	95,525
Health care	86,290	—	—	86,290
Real estate	76,977	—	—	76,977
Utilities	72,374	—	—	72,374
Energy	52,158	—	—	52,158
Materials	49,491	—	—	49,491
Communication services	47,847	—	—	47,847
Industrials	40,439	—	—	40,439
Consumer discretionary	26,508	—	—	26,508
Preferred securities	2,016	—	—	2,016
Rights & warrants	5	—	—	5
Convertible stocks	11,134	—	—	11,134
Investment funds	30,524	—	—	30,524
Convertible bonds & notes	—	536	—	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	81,573	—	81,573
Mortgage-backed obligations	—	35,766	—	35,766
Corporate bonds, notes & loans	—	25,440	—	25,440
Asset-backed obligations	—	5,779	—	5,779
Bonds & notes of governments & government agencies
outside the U.S.	—	879	—	879
Municipals	—	265	—	265
Short-term securities	49,140	—	—	49,140

Total	$901,051	$150,238	$—	$1,051,289

262American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$522	$—	$—	$522
Unrealized appreciation on interest rate swaps	—	1,167	—	1,167
Unrealized appreciation on credit default swaps	—	39	—	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)

Total	$474	$1,205	$—	$1,679

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 5,065,489	$—	$—	$ 5,065,489
Financials	3,804,933	—	482	3,805,415
Health care	2,830,967	—	19,795	2,850,762
Consumer discretionary	2,661,235	—	—	2,661,235
Communication services	1,990,309	—	—	1,990,309
Consumer staples	1,946,633	—	—	1,946,633
Materials	1,485,489	—	—	1,485,489
Industrials	1,115,187	—	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	—	—	603,494
Utilities	222,883	—	—	222,883
Preferred securities	—	—	317	317
Rights & warrants	395	—	—	395
Convertible stocks	110,813	47,698	—	158,511
Investment funds	1,681,198	—	—	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,313,837	—	2,313,837
Corporate bonds, notes & loans	—	2,260,005	4,961	2,264,966
Mortgage-backed obligations	—	1,788,498	—	1,788,498
Asset-backed obligations	—	310,904	—	310,904
Bonds & notes of governments & government agencies
outside the U.S.	—	57,726	—	57,726
Federal agency bonds & notes	—	36,357	—	36,357
Municipals	—	29,080	—	29,080
Short-term securities	2,439,395	—	—	2,439,395

Total	$26,747,579	$6,846,956	$39,834	$33,634,369

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 901	$—	$—	$ 901
Unrealized appreciation on interest rate swaps	—	862	—	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	—	—	(4,764)
Unrealized depreciation on credit default swaps	—	(382)	—	(382)

Total	$(3,863)	$ 480	$—	$(3,383)

*Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	263

Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 63,030	$—	$—	$ 63,030
Health care	40,599	—	—	40,599
Financials	35,877	—	—	35,877
Consumer discretionary	33,324	—	—	33,324
Consumer staples	30,665	—	—	30,665
Industrials	23,765	—	—	23,765
Materials	13,670	—	—	13,670
Communication services	12,599	—	—	12,599
Real estate	11,451	—	—	11,451
Energy	10,449	—	—	10,449
Utilities	4,174	—	—	4,174
Preferred securities	1,683	—	—	1,683
Convertible stocks	1,646	—	—	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	64,131	—	64,131
U.S. Treasury bonds & notes	—	48,092	—	48,092
Corporate bonds, notes & loans	—	21,342	—	21,342
Mortgage-backed obligations	—	3,638	—	3,638
Municipals	—	185	—	185
Asset-backed obligations	—	87	—	87
Short-term securities	29,578	5,836	—	35,414

Total	$312,510	$143,311	$—	$455,821

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 12	$—	$—	$12
Unrealized appreciation on open forward currency contracts	—	193	—	193
Unrealized appreciation on interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	—	—	(40)
Unrealized depreciation on open forward currency contracts	—	(217)	—	(217)
Unrealized depreciation on interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on credit default swaps	—	(5)	—	(5)

Total	$(28)	$(67)	$—	$(95)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,481,108	$—	$6,481,108
Corporate bonds, notes & loans	—	3,967,956	—	3,967,956
Mortgage-backed obligations	—	1,451,531	—	1,451,531
Asset-backed obligations	—	437,918	—	437,918
Municipals	—	223,416	—	223,416
Bonds & notes of governments & government agencies
outside the U.S.	—	107,689	—	107,689
Federal agency bonds & notes	—	12,620	—	12,620
Short-term securities	1,153,143	—	—	1,153,143

Total	$1,153,143	$12,682,238	$—	$13,835,381

264American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$15,162	$—	$—	$ 15,162
Unrealized appreciation on open forward currency contracts	—	97	—	97
Unrealized appreciation on credit default swaps	—	88	—	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	—	—	(21,263)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on interest rate swaps	—	(11,390)	—	(11,390)

Total	$(6,101)	$(11,213)	$—	$(17,314)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$363,820	$—	$363,820
Japanese yen	—	217,699	—	217,699
Chinese yuan renminbi	—	193,519	—	193,519
British pounds	—	71,863	—	71,863
Danish kroner	—	53,121	—	53,121
Brazilian reais	—	51,869	—	51,869
Canadian dollars	—	44,977	—	44,977
Mexican pesos	—	41,782	—	41,782
Russian rubles	—	35,773	—	35,773
Australian dollars	—	26,330	—	26,330
Malaysian ringgits	—	23,238	—	23,238
Indonesian rupiah	—	14,966	—	14,966
Colombian pesos	—	11,196	—	11,196
South Korean won	—	9,283	—	9,283
Indian rupees	—	8,078	—	8,078
Czech korunas	—	7,920	—	7,920
Ukrainian hryvnia	—	7,508	—	7,508
Norwegian kroner	—	6,735	—	6,735
Ghanaian cedi	—	2,723	—	2,723
South African rand	—	2,358	—	2,358
Peruvian nuevos soles	—	1,631	—	1,631
Polish zloty	—	1,407	—	1,407
Romanian leu	—	1,295	—	1,295
U.S. dollars	—	790,146	80	790,226
Preferred securities	—	—	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	—	—	41
Short-term securities	123,872	29,145	—	153,017

Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series	265
		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 730	$—	$—	$730
Unrealized appreciation on open forward currency contracts	—	2,433	—	2,433
Unrealized appreciation on interest rate swaps	—	276	—	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	—	—	(981)
Unrealized depreciation on open forward currency contracts	—	(8,434)	—	(8,434)
Unrealized depreciation on interest rate swaps	—	(804)	—	(804)
Unrealized depreciation on credit default swaps	—	(205)	—	(205)

Total	$(251)	$(6,734)	$—	$(6,985)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$927,106	$ 4,737	$ 931,843
Other	—	1,129	—	1,129
Convertible bonds & notes	—	3,637	70	3,707
Convertible stocks	340	519	—	859
Common stocks	21,886	6,523	31,967	60,376
Preferred securities	—	2,143	719	2,862
Rights & warrants	786	620	—1	1,406
Short-term securities	62,665	—	—	62,665

Total	$85,677	$941,677	$37,493	$1,064,847

		Other investments2
	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on futures contracts	$(234)	$ —	$—	$(234)
Unrealized depreciation on credit default swaps	—	(219)	—	(219)

Total	$(234)	$(219)	$—	$(453)

1Amount less than one thousand.

2Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2021	Level 33	Purchases	Sales	loss4	appreciation4	Level 33	6/30/2021
Investment securities	$28,783	$—	$656	$(855)	$(7,021)	$16,275	$(345)	$37,493
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$ 9,194

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

266American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2021	techniques	inputs	(if applicable)	average1	input2
			Expected sale proceeds	N/A	N/A	N/A

Bonds, notes & other		Estimated recovery	Exchange terms	N/A	N/A	N/A
	$ 4,737	value	Vendor price	N/A	N/A	N/A
debt instruments

			Par value	N/A	N/A	N/A

		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease

Convertible bonds &	70	Transaction price	N/A	N/A	N/A	N/A
notes

			N/A	N/A	N/A	N/A

			Exchange terms	N/A	N/A	N/A

		Estimated recovery	Risk discount	90%	90%	Decrease
		value
			Par value	N/A	N/A	N/A

			Adjustment based on market	20%	20%	Decrease
			decline

Common stocks	31,967		EV/EBITDA multiple	5.9x	5.9x	Increase

		Market comparable	EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase

			Discount to EV/EBITDA less
		companies		21%	21%	Decrease
			CapEx multiple

			DLOM	16 - 21%	19%	Decrease

		Recent market	Vendor price	N/A	N/A	N/A
		information	DLOM	16%	16%	Decrease

		Transaction price	N/A	N/A	N/A	N/A

Preferred securities	719	Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase
		companies	DLOM	30%	30%	Decrease

Rights & warrants	—3	Estimated recovery	N/A	N/A	N/A	N/A
		value

Total	$37,493

1Weighted average is by relative fair value.

2This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

3Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series	267

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$191,785	$—	$191,785
U.S. Treasury bonds & notes	—	58,655	—	58,655
Asset-backed obligations	—	11,302	—	11,302
Bonds & notes of governments & government agencies outside
the U.S.	—	867	—	867
Federal agency bonds & notes	—	285	—	285
Corporate bonds, notes & loans	—	253	—	253
Short-term securities	—	178,423	—	178,423

Total	$—	$441,570	$—	$441,570

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 45	$—	$—	$ 45
Unrealized appreciation on interest rate swaps	—	2,072	—	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	—	—	(270)

Total	$(225)	$2,072	$—	$1,847

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,064,145	$—	$1,064,145
Mortgage-backed obligations	—	356,523	—	356,523
Federal agency bonds & notes	—	265,578	—	265,578
Short-term securities	—	501,987	—	501,987

Total	$—	$2,188,233	$—	$2,188,233

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,742	$—	$—	$2,742
Unrealized appreciation on interest rate swaps	—	5,702	—	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	—	—	(4,263)
Unrealized depreciation on interest rate swaps	—	(10,883)	—	(10,883)

Total	$(1,521)	$(5,181)	$—	$(6,702)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

268American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series	269

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series	271

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272American Funds Insurance Series

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series	273

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
				Value of

	Value of			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$43,575	$44,595	$ 37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	—	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	—	67,665
Capital World Growth and Income Fund	12,432	12,943	—	11,649
Growth-Income Fund	75,628	77,195	—	69,475
International Growth and Income Fund	671	705	—	634
Capital Income Builder	638	651	—	586
Asset Allocation Fund	25,453	26,046	—	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

274American Funds Insurance Series

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

American Funds Insurance Series	275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

New World Fund	Not applicable	$4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(86)	Net unrealized appreciation on	$86
		currency contracts		forward currency contracts

See end of tables for footnotes.

American Funds Insurance Series	277

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$147	Unrealized depreciation1	$157
Forward currency	Currency	Unrealized appreciation on open	69	Unrealized depreciation on open	—
		forward currency contracts		forward currency contracts

			$216		$157
		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(101)	Net unrealized appreciation on	$ —
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(8)	Net unrealized appreciation on	123
		currency contracts		forward currency contracts

			$(109)		$123

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$522	Unrealized depreciation1	$48
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	1
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	1,167	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	39	Unrealized depreciation1	—
			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(1,194)	Net unrealized appreciation on	$ 524
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(17)	Net unrealized appreciation on	21
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	371	Net unrealized appreciation on	598
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	239	Net unrealized depreciation on	(113)
		contracts		swap contracts

			$(601)		$1,030

See end of tables for footnotes.

278American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 901	Unrealized depreciation1	$4,764
Swap	Interest	Unrealized appreciation1	862	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	382
			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (916)	Net unrealized depreciation on	$(3,091)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1,076	Net unrealized appreciation on	66
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(1,306)	Net unrealized depreciation on	(382)
		contracts		swap contracts

			$(1,146)		$(3,407)
Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 12	Unrealized depreciation1	$ 40
Forward currency	Currency	Unrealized appreciation on open	193	Unrealized depreciation on open	217
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	13	Unrealized depreciation1	51
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	5
			$218		$313
		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 160	Net unrealized depreciation on	$ (31)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(485)	Net unrealized depreciation on	(22)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap
contracts
17	Net unrealized depreciation on	(59)
swap contracts
Swap	Credit	Net realized loss on swap	(15)	Net unrealized depreciation on	(5)
		contracts		swap contracts

			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series	279

The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$15,162	Unrealized depreciation1	$21,263
Forward currency	Currency	Unrealized appreciation on open	97	Unrealized depreciation on open	8
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	—	Unrealized depreciation1	11,390
Swap	Credit	Unrealized appreciation1	88	Unrealized depreciation1	—
			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 20,928	Net unrealized depreciation on	$(12,908)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	5,716	Net unrealized appreciation on	2,696
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(15,071)	Net unrealized appreciation on	13,671
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	120	Net unrealized appreciation on	88
		contracts		swap contracts

			$ 11,693		$3,547
Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 730	Unrealized depreciation1	$981
Forward currency	Currency	Unrealized appreciation on open	2,433	Unrealized depreciation on open	8,434
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	276	Unrealized depreciation1	804
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	205
			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (2,448)	Net unrealized depreciation on	$(404)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(12,193)	Net unrealized depreciation on	(6,357)
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(146)	Net unrealized depreciation on	(464)
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(916)	Net unrealized appreciation on	462
		contracts		swap contracts

			$(15,703)		$(6,763)

See end of tables for footnotes.

280American Funds Insurance Series
American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$—	Unrealized depreciation1	$234
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	219
			$—		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$628	Net unrealized depreciation on	$(215)
		contracts		futures contracts
Swap	Credit	Net realized loss on swap	(2,192)	Net unrealized appreciation on	502
		contracts		swap contracts

			$(1,564)		$ 287
American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$45	Unrealized depreciation1	$270
Swap	Interest	Unrealized appreciation1	2,072	Unrealized depreciation1	—
			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$984	Net unrealized depreciation on	$(258)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	292	Net unrealized appreciation on	858
		contracts		swap contracts

			$1,276		$ 600

See end of tables for footnotes.

American Funds Insurance Series	281

U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$2,742	Unrealized depreciation1	$4,263
Swap	Interest	Unrealized appreciation1	5,702	Unrealized depreciation1	10,883
			$8,444		$15,146
		Net realized gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$5,073	Net unrealized depreciation on	$(1,481)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	48,313	Net unrealized depreciation on	(32,661)
		contracts		swap contracts

			$53,386		$(34,142)
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$2,241	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	378	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(135)

			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(671)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	31	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(12,919)	Net unrealized appreciation on	378
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(380)	Net unrealized depreciation on	(204)
		contracts		futures contracts

			$(13,268)		$(497)

See end of tables for footnotes.

282American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$600	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	(124)
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(33)

			$600		$(157)
		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(72)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
130	Net unrealized appreciation on	$ —
futures contracts
Futures	Equity	Net realized loss on futures	(1,221)	Net unrealized depreciation on	(124)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(101)	Net unrealized depreciation on	(54)
		contracts		futures contracts

			$(1,192)		$(250)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$1,660	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	285	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(83)

			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(456)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	6	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(7,660)	Net unrealized appreciation on	285
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(409)	Net unrealized depreciation on	(121)
		contracts		futures contracts

			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series	283

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 9,444	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	1,597	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(608)

			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(43,319)	Net unrealized appreciation on	$772
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
132	Net unrealized appreciation on	—
futures contracts
Futures	Equity	Net realized loss on futures	(2,180)	Net unrealized depreciation on	(1,040)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,816)	Net unrealized depreciation on	(949)
		contracts		futures contracts

			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$2,562	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	419	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(540)

			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(741)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
191	Net unrealized appreciation on	—
futures contracts
Futures	Equity	Net realized loss on futures	(20,861)	Net unrealized appreciation on	419
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,953)	Net unrealized depreciation on	(898)
		contracts		futures contracts

			$(22,623)		$(1,220)

1Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in the fund’s investment portfolio.

284American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Citibank	$69	$—	$—	$—	$69

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
HSBC Bank	$1	$—	$—	$—	$1

See end of tables for footnote.

American Funds Insurance Series	285

Global Balanced Fund

			Gross amounts not offset in the
	Gross amount	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$10	$(10)	$—	$—	$—
Bank of New York Mellon	12	—	—	—	12
Citibank	2	(2)	—	—	—
Goldman Sachs	27	(26)	—	—	1
HSBC Bank	61	(12)	—	—	49
Morgan Stanley	29	(4)	—	—	25
Standard Chartered Bank	29	(22)	—	—	7
UBS AG	23	—	—	—	23

Total	$193	$(76)	$—	$—	$117
Liabilities:

Bank of America	$20	$(10)	$—	$—	$10
Citibank	133	(2)	—	—	131
Goldman Sachs	26	(26)	—	—	—
HSBC Bank	12	(12)	—	—	—
Morgan Stanley	4	(4)	—	—	—
Standard Chartered Bank	22	(22)	—	—	—

Total	$217	$(76)	$—	$—	$141

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Goldman Sachs	$90	$ —	$—	$—	$90
Morgan Stanley	7	(7)	—	—	—

Total	$97	$(7)	$—	$—	$90
Liabilities:

Morgan Stanley	$ 8	$(7)	$—	$—	$ 1

See end of tables for footnote.

286American Funds Insurance Series

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$123	$(123)	$—	$—	$—
Bank of New York Mellon	80	—	—	—	80
Barclays Bank PLC	67	—	—	—	67
Citibank	367	(367)	—	—	—
Goldman Sachs	265	(265)	—	—	—
HSBC Bank	423	(423)	—	—	—
JPMorgan Chase	93	(55)	—	—	38
Morgan Stanley	344	(62)	—	(282)	—
Standard Chartered Bank	620	(620)	—	—	—
UBS AG	51	(37)	—	—	14

Total	$2,433	$(1,952)	$—	$(282)	$199
Liabilities:

Bank of America	$540	$(123)	$(301)	$—	$116
Citibank	1,203	(367)	(763)	—	73
Goldman Sachs	1,153	(265)	(784)	—	104
HSBC Bank	1,562	(423)	(1,139)	—	—
JPMorgan Chase	55	(55)	—	—	—
Morgan Stanley	62	(62)	—	—	—
Standard Chartered Bank	3,822	(620)	(3,202)	—	—
UBS AG	37	(37)	—	—	—

Total	$8,434	$(1,952)	$(6,189)	$—	$293

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	287

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
As of June 30, 2021:
Gross unrealized appreciation on
investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on
investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation
(depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817
Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670
			International
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
As of June 30, 2021:
Gross unrealized appreciation on
investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on
investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation
(depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715
Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288American Funds Insurance Series

		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$ 133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
As of June 30, 2021:
Gross unrealized appreciation on
investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on
investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation
(depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347
Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on
investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on
investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation
(depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$11,038	$193,074	$204,112	$16,383	$ 73,033	$89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$23,270	$445,869	$469,139	$30,528	$194,061	$224,589

American Funds Insurance Series	289

Global Small Capitalization Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$ 55,655	$55,655
Class 1A	—	39	39
Class 2	—	60,246	60,246
Class 4	—	7,215	7,215

Total	$—	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$117,454	$2,073,422	$2,190,876
Class 1A	490	9,031	9,521
Class 2	139,683	2,610,409	2,750,092
Class 3	1,909	35,107	37,016
Class 4	17,483	340,551	358,034

Total	$277,019	$5,068,520	$5,345,539

International Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$3,155	$—	$3,155
Class 1A	2	—	2
Class 2	808	—	808
Class 3	7	—	7
Class 4	—	—	—

Total	$3,972	$—	$3,972

New World Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6,440	$ 78,257	$84,697
Class 1A	16	273	289
Class 2	2,577	36,498	39,075
Class 4	1,718	28,566	30,284

Total	$10,751	$143,594	$154,345

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 5,414	$120,074	$125,488
2	42	44
5,373	140,495	145,868
408	12,682	13,090

$11,197	$273,293	$284,490

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 68,600	$285,315	$353,915
141	547	688
53,722	404,657	458,379
860	5,433	6,293
3,629	42,241	45,870

$126,952	$738,193	$865,145

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$44,223	$—	$44,223
56	—	56
25,688	—	25,688
157	—	157
1,591	—	1,591

$71,715	$—	$71,715

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$16,847	$ 8,752	$25,599
48	26	74
6,570	4,233	10,803
4,454	3,019	7,473

$27,919	$16,030	$43,949

290American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$23,333	$—	$23,333
Class 1A	387	—	387
Class 2	11,499	—	11,499
Class 4	3,024	—	3,024

Total	$38,243	$—	$38,243

Capital World Growth and Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,716	$16,997	$18,713
Class 1A	6	67	73
Class 2	2,484	29,988	32,472
Class 4	318	4,436	4,754

Total	$4,524	$51,488	$56,012

Growth-Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$99,866	$239,575	$339,441
Class 1A	71	185	256
Class 2	55,071	145,765	200,836
Class 3	612	1,578	2,190
Class 4	5,728	16,418	22,146

Total	$161,348	$403,521	$564,869

International Growth and Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$4,002	$—	$4,002
Class 1A	13	—	13
Class 2	682	—	682
Class 4	334	—	334

Total	$5,031	$—	$5,031

Capital Income Builder

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6,287	$—	$6,287
Class 1A	69	—	69
Class 2	94	—	94
Class 4	4,338	—	4,338

Total	$10,788	$—	$10,788

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$100,756	$ 61,517	$162,273
350	134	484
48,936	34,662	83,598
10,866	7,992	18,858

$160,908	$104,305	$265,213

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 8,987	$15,679	$24,666
28	53	81
15,537	32,112	47,649
1,576	3,612	5,188

$26,128	$51,456	$77,584

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$381,174	$482,142	$ 863,316
211	265	476
207,651	305,445	513,096
2,378	3,413	5,791
17,727	29,072	46,799

$609,141	$820,337	$1,429,478

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,264	$—	$17,264
38	—	38
2,910	—	2,910
1,255	—	1,255

$21,467	$—	$21,467

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,286	$—	$17,286
161	—	161
181	—	181
11,369	—	11,369

$28,997	$—	$28,997

American Funds Insurance Series	291

Asset Allocation Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$164,249	$579,353	$743,602
Class 1A	124	457	581
Class 2	41,744	154,751	196,495
Class 3	267	976	1,243
Class 4	42,398	164,028	206,426

Total	$248,782	$899,565	$1,148,347

Global Balanced Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$164	$ 502	$666
Class 1A	5	15	20
Class 2	303	925	1,228
Class 4	175	536	711

Total	$647	$1,978	$2,625

The Bond Fund of America

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$181,262	$133,858	$315,120
Class 1A	258	193	451
Class 2	92,606	69,578	162,184
Class 4	19,437	14,777	34,214

Total	$293,563	$218,406	$511,969

Capital World Bond Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$20,468	$10,279	$30,747
Class 1A	13	7	20
Class 2	21,199	10,855	32,054
Class 4	1,170	612	1,782

Total	$42,850	$21,753	$64,603

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$333,238	$ 79,610	$412,848
213	51	264
80,906	22,747	103,653
520	141	661
67,789	21,221	89,010

$482,666	$123,770	$606,436

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,746	$ 5,085	$ 6,831
29	99	128
2,128	7,631	9,759
844	3,811	4,655

$4,747	$16,626	$21,373

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$185,412	$25,238	$210,650
224	31	255
96,166	14,478	110,644
15,659	2,303	17,962

$297,461	$42,050	$339,511

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,575	$4,335	$34,910
16	3	19
24,602	3,871	28,473
1,252	206	1,458

$56,445	$8,415	$64,860

292American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$926	$—	$926
Class 1A	8	—	8
Class 2	4,966	—	4,966
Class 3	74	—	74
Class 4	588	—	588

Total	$6,562	$—	$6,562

American Funds Mortgage Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$5,055	$3,087	$8,142
Class 1A	30	18	48
Class 2	1,260	784	2,044
Class 4	873	551	1,424

Total	$7,218	$4,440	$11,658

Ultra-Short Bond Fund

Six months ended June 30, 2021

Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$—	$—
Class 1A	—	—	—
Class 2	—	—	—
Class 3	—	—	—
Class 4	—	—	—

Total	$—	$—	$—

U.S. Government Securities Fund

		Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$24,215	$ 9,355	$33,570
Class 1A	335	129	464
Class 2	92,923	36,124	129,047
Class 3	602	234	836
Class 4	15,448	6,057	21,505

Total	$133,523	$51,899	$185,422

See end of tables for footnote.

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$10,071	$—	$10,071
78	—	78
54,086	—	54,086
799	—	799
4,806	—	4,806

$69,840	$—	$69,840

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$3,288	$263	$3,551
13	1	14
722	75	797
406	52	458

$4,429	$391	$4,820

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$104	$—	$104
—†	—	—†
558	—	558
8	—	8
67	—	67

$737	$—	$737

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$12,901	$ 3,231	$16,132
107	29	136
40,852	11,067	51,919
318	89	407
7,195	1,992	9,187

$61,373	$16,408	$77,781

American Funds Insurance Series	293

Managed Risk Growth Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$43	$409	$452
Class P2	1,329	23,710	25,039

Total	$1,372	$24,119	$25,491

Managed Risk International Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 14	$—	$ 14
Class P2	917	—	917

Total	$931	$—	$931

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$24	$—	$24
Class P2	4,326	—	4,326

Total	$4,350	$—	$4,350

Managed Risk Growth-Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$21,909	$29,380	$51,289
Class P2	3,122	4,359	7,481

Total	$25,031	$33,739	$58,770

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$80	$—	$80
Class P2	30,961	—	30,961

Total	$31,041	$—	$31,041

†Amount less than one thousand.

7. Fees and transactions

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$64	$374	$438
3,441	21,395	24,836

$3,505	$21,769	$25,274

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$21	$10	$31
1,913	1,303	3,216

$1,934	$1,313	$3,247

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29	$37	$66
6,006	10,828	16,834

$6,035	$10,865	$16,900

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$37,519	$103,175	$140,694
4,874	15,199	20,073

$42,393	$118,374	$160,767

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$58	$146	$204
40,641	105,833	146,474

$40,699	$105,979	$146,678

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2021,	2021,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	295

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 537	Class 1	Not applicable	Not applicable	$370
Class 1A	$—	$ 16	2	Class 1A	$—	$ 2	—*
Class 2	5,587	Not applicable	670	Class 2	3,342	Not applicable	401
Class 4	731	731	88	Class 4	375	375	45
Total class-specific				Total class-specific

expenses	$6,318	$747	$1,297	expenses	$3,717	$377	$816

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,444
Class 1A	$—	$ 93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381
Total class-specific

expenses	$29,410	$3,268	$5,997

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$359
Class 1A	$—	$ 23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127
Total class-specific

expenses	$2,460	$1,082	$657

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 830
Class 1A	$—	$ 13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65
Total class-specific

expenses	$6,093	$552	$1,563

Washington Mutual Investors Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 897
Class 1A	$—	$ 65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131
Total class-specific

expenses	$5,120	$1,158	$1,520

Capital World Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$103	Class 1	Not applicable	Not applicable	$3,565
Class 1A	$—	$ 4	—*	Class 1A	$—	$ 22	3
Class 2	1,692	Not applicable	203	Class 2	18,063	Not applicable	2,167
Class 4	229	229	28	Class 3	143	Not applicable	24
Total class-specific				Class 4	1,918	1,918	230

expenses	$1,921	$233	$334	Total class-specific
				expenses	$20,124	$1,940	$5,989

See end of tables for footnote.

American Funds Insurance Series	297
International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$167	Class 1	Not applicable	Not applicable	$ 93
Class 1A	$—	$ 4	1	Class 1A	$—	$ 8	1
Class 2	275	Not applicable	33	Class 2	11	Not applicable	1
Class 4	145	145	17	Class 4	616	616	74
Total class-specific				Total class-specific

expenses	$420	$149	$218	expenses	$627	$624	$169

Asset Allocation Fund				Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,988	Class 1	Not applicable	Not applicable	$18
Class 1A	$—	$ 19	2	Class 1A	$ —	$ 4	1
Class 2	6,680	Not applicable	802	Class 2	262	Not applicable	31
Class 3	30	Not applicable	5	Class 4	141	141	17
Class 4	6,795	6,795	815	Total class-specific

Total class-specific				expenses	$403	$145	$67
expenses	$13,505	$6,814	$4,612

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,066	Class 1	Not applicable	Not applicable	$175
Class 1A	$—	$ 13	1	Class 1A	$—	$ 1	—*
Class 2	4,736	Not applicable	568	Class 2	1,310	Not applicable	157
Class 4	947	947	114	Class 4	75	75	9
Total class-specific				Total class-specific

expenses	$5,683	$960	$1,749	expenses	$1,385	$76	$341

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 19	Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$ 1	—*	Class 1A	$—	$ 2	—*
Class 2	841	Not applicable	101	Class 2	73	Not applicable	9
Class 3	9	Not applicable	2	Class 4	49	49	6
Class 4	99	100	12	Total class-specific

Total class-specific				expenses	$122	$51	$49
expenses	$949	$101	$134

See end of tables for footnote.

298American Funds Insurance Series

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 6	Class 1	Not applicable	Not applicable	$ 59
Class 1A	$—	$ —	—*	Class 1A	$—	$ 5	1
Class 2	344	Not applicable	41	Class 2	1,788	Not applicable	215
Class 3	4	Not applicable	1	Class 3	9	Not applicable	1
Class 4	50	50	6	Class 4	313	313	37
Total class-specific				Total class-specific

expenses	$398	$50	$54	expenses	$2,110	$318	$313

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$ 14
Class P2	$704	704
Total class-specific

expenses	$704	$718

Managed Risk Washington

Mutual Investors Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$2
Class P2	$447	447
Total class-specific

expenses	$447	$449

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$2
Class P2	$207	207
Total class-specific

expenses	$207	$209

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$2,723
Class P2	$405	405
Total class-specific

expenses	$405	$3,128

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$7
Class P2	$3,492	3,492
Total class-specific

expenses	$3,492	$3,499

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	299

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$11	$13	$ 24
Global Small Capitalization Fund	7	8	15
Growth Fund	50	58	108
International Fund	12	16	28
New World Fund	6	6	12
Washington Mutual Investors Fund	12	15	27
Capital World Growth and Income Fund	3	3	6
Growth-Income Fund	49	59	108
International Growth and Income Fund	2	2	4
Capital Income Builder	1	2	3
Asset Allocation Fund	38	46	84
Global Balanced Fund	—*	1	1
The Bond Fund of America	15	17	32
Capital World Bond Fund	3	3	6
American High-Income Trust	1	1	2
American Funds Mortgage Fund	—*	1	1
Ultra-Short Bond Fund	—*	1	1
U.S. Government Securities Fund	3	3	6
Managed Risk Growth Fund	—*	1	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	—*	1	1
Managed Risk Growth-Income Fund	3	4	7
Managed Risk Asset Allocation Fund	4	4	8

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$ 4,500	$ 79,532	$ 26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	—	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series	301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$527,318	11,942	$204,112	4,778	$(158,953)	(3,671)	$ 572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960

Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$(508,544)	(11,832)	$ 609,763	14,031
Year ended December 31, 2020

Class 1	$402,110	11,550	$ 89,416	2,661	$(365,952)	(11,056)	$ 125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)
Global Small Capitalization Fund

				Reinvestments of			Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,021	4,434	$ 55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273

Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)
Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302American Funds Insurance Series

Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,075,952	8,588	$2,187,676	19,153	$(1,206,674)	(9,637)	$ 2,056,954	18,104
Class 1A	33,220	269	9,521	84	(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339	(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322	(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232	(121,262)	(1,000)	530,642	4,643

Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130	$(3,068,807)	(24,701)	$ 3,906,694	35,551
Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$209,107	8,690	$3,155	126	$(1,067,638)	(43,431)	$(855,376)	(34,615)
Class 1A	2,046	85	2	—†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33	(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	—†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	—	—	(33,505)	(1,410)	16,466	695

Total net increase (decrease)	$386,553	16,116	$3,971	159	$(1,423,456)	(58,155)	$(1,032,932)	(41,880)
Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049	$ (963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	303

New World Fund

			Reinvestments of					Net increase
	Sales*		distributions		Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$93,960	2,855	$84,467	2,545	$(96,626)	(2,932)	$81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674

Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$109,484	3,350
Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

				Reinvestments of			Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$89,775	5,710	$23,179	1,400	$(811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991

Total net increase (decrease)	$282,727	17,909	$38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)
Year ended December 31, 2020

Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$130,801	7,265	$18,118	1,012	$(68,889)	(3,919)	$80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387

Total net increase (decrease)	$168,057	9,423	$55,418	3,105	$(196,296)	(11,221)	$27,179	1,307

Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304American Funds Insurance Series

Growth-Income Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$433,686	7,284	$338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839

Total net increase (decrease)	$660,507	11,194	$564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)
Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$29,279	1,443	$3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153

Total net increase (decrease)	$45,289	2,255	$5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)
Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	305

Capital Income Builder

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$49,189	4,272	$6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664

Total net increase (decrease)	$90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)
Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806
Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$619,470	22,174	$743,601	26,463	$ (866,828)	(31,216)	$ 496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034

Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$ 845,642	30,041

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306American Funds Insurance Series

Global Balanced Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 4,134	283	$666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972

Total net increase (decrease)	$25,357	1,755	$2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)
Year ended December 31, 2020

Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)
The Bond Fund of America

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,938,652	168,484	$312,925	27,791	$(329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837

Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$(490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204

Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$(62,631)	(4,786)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	307

American High-Income Trust

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,429	14,958	$875	85	$ (10,038)	(994)	$ 145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124

Total net increase (decrease)	$241,122	23,032	$6,511	638	$ (91,335)	(8,737)	$ 156,298	14,933
Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)
Mortgage Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$22,141	2,002	$8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551

Total net increase (decrease)	$34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449
Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$ 3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308American Funds Insurance Series
Ultra-Short Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$5,876	520	$—	—	$(12,519)	(1,108)	$(6,643)	(588)
Class 1A	—	—	—	—	—	—	—	—
Class 2	50,156	4,568	—	—	(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	—	—	(521)	(47)	21	2
Class 4	22,155	2,003	—	—	(19,666)	(1,778)	2,489	225

Total net increase (decrease)	$78,729	7,140	$—	—	$(113,656)	(10,308)	$(34,927)	(3,168)
Year ended December 31, 2020

Class 1	$32,173	2,840	$104	9	$(17,960)	(1,586)	$ 14,317	1,263
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	162,780	14,772	558	50	(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8	1	(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67	6	(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737	66	$(157,243)	(14,200)	$ 92,028	8,293
U.S. Government Securities Fund

			Reinvestments of					Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$34,853	2,735	$32,361	2,771	$(82,460)	(6,462)	$(15,246)	(956)
Class 1A	2,726	213	464	40	(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048	11,192	(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836	72	(855)	(67)	110	15
Class 4	50,451	4,007	21,504	1,868	(80,347)	(6,400)	(8,392)	(525)

Total net increase (decrease)	$163,347	12,901	$184,213	15,943	$ (224,914)	(17,844)	$122,646	11,000

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$1,457	82	$452	26	$ (2,346)	(132)	$(437)	(24)
Class P2	25,688	1,464	25,039	1,458	(32,977)	(1,879)	17,750	1,043

Total net increase (decrease)	$27,145	1,546	$25,491	1,484	$(35,323)	(2,011)	$17,313	1,019
Year ended December 31, 2020

Class P1	$ 3,987	282	$438	32	$ (1,595)	(110)	$ 2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	309

Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$486	42	$14	1	$(400)	(36)	$100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)

Total net increase (decrease)	$5,887	529	$931	82	$(9,779)	(872)	$(2,961)	(261)
Year ended December 31, 2020

Class P1	$ 1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$ 1,198	241

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$457	39	$24	2	$(161)	(14)	$320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)

Total net increase (decrease)	$4,418	372	$4,350	359	$(28,269)	(2,409)	$(19,501)	(1,678)

Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$ 11,085	1,176

Managed Risk Growth-Income Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$29,746	2,054	$51,289	3,458	$(76,683)	(5,259)	$4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)

Total net increase (decrease)	$38,525	2,666	$58,770	3,966	$(94,410)	(6,477)	$2,885	155

Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$595	41	$80	5	$(106)	(7)	$569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)

Total net increase (decrease)	$27,569	1,956	$31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)
Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series	311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$913,466	$ 900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	—	—	—	—	14	—
Non-U.S. taxes paid on realized gains	179	2,021	—	6,391	737	—
Non-U.S. taxes provided on unrealized
appreciation	6,444	12,511	—	24,162	14,066	—
	Capital
	World		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$ 86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid (refunded) on realized
gains	2,560	(4)	—	61	1,639	(4)
Non-U.S. taxes provided on unrealized
appreciation	710	—	—	129	1,684	23
				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$—	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	—	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	—	—	—
Non-U.S. taxes paid on realized gains	—	32	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	77	—	—	—	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$ 98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312American Funds Insurance Series

Financial highlights

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Growth Fund

Class 1:

6/30/20213,4	$41.16	$.12	$ 4.67	$ 4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%5	$4,080	.55%6	.54%6
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56		1.00

Class 1A:
6/30/20213,4	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.625	14.806		.296
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.77
12/31/20173,7	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.135	2.806		.396
Class 2:
6/30/20213,4	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.605	4,602.806		.286
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81		.76

Class 4:
6/30/20213,4	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.475	648	1.056	.046
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06	.50

See end of tables for footnotes.

American Funds Insurance Series	313

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Small Capitalization Fund

Class 1:

6/30/20213,4	$32.64	$(.02)	$ 3.56	$ 3.54	$ —	$ (.77)	$ (.77)	$35.41	10.86%5	$2,164	.74%6	(.13)%6
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74		.57

Class 1A:
6/30/20213,4	32.49	(.06)	3.54	3.48	—	(.77)	(.77)	35.20	10.735	2.996		(.35)6
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—8.98		.21
12/31/20173,7	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.195	—8.966		.356
Class 2:
6/30/20213,4	31.56	(.06)	3.44	3.38	—	(.77)	(.77)	34.17	10.725	2,720.996		(.39)6
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99		.31

Class 4:
6/30/20213,4	31.67	(.10)	3.45	3.35	—	(.77)	(.77)	34.25	10.565	334	1.246	(.62)6
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—9	(1.58)	(1.58)	26.16	31.24	206	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	(.08)
12/31/2017	19.91	—9	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	—10
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42	1.24	.03

See end of tables for footnotes.

314American Funds Insurance Series

Financial highlights (continued)

Income from
		investment operations1			Dividends and distributions
			Net gains									Ratio of
	Net asset	Net	on securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth Fund

Class 1:

6/30/20213,4	$120.22	$ .25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%5	$17,535	.35%6	.40%6
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35		1.03

Class 1A:
6/30/20213,4	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.875	79.606		.166
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59		.60
12/31/20173,7	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.475	3.596		.476
Class 2:
6/30/20213,4	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.875	21,673.606		.156
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60		.78

Class 3:
6/30/20213,4	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.915	298.536		.226
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53		.85

Class 4:
6/30/20213,4	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.745	2,829.856		(.10)6
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85		.53

See end of tables for footnotes.

American Funds Insurance Series	315

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Fund

Class 1:

6/30/20213,4	$23.64	$.14	$ .97	$ 1.11	$(.01)	$—	$ (.01)	$24.74	4.71%5	$5,060	.55%6	1.17%6
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54		1.57

Class 1A:
6/30/20213,4	23.55	.12	.96	1.08	—9	—	—9	24.63	4.615	10.806		.976
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20173,7	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.465	2.776		.436
Class 2:
6/30/20213,4	23.54	.11	.97	1.08	—9	—	—9	24.62	4.615	4,492.806		.946
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79		1.35

Class 3:
6/30/20213,4	23.69	.12	.99	1.11	(.01)	—	(.01)	24.79	4.675	24.736		1.006
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72		1.42

Class 4:
6/30/20213,4	23.25	.08	.96	1.04	—	—	—	24.29	4.475	459	1.056	.716
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04	1.03

See end of tables for footnotes.

316American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

New World Fund

Class 1:

6/30/20213,4	$31.59	$.14	$ 3.07	$ 3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%5	$2,542	.74%6	.56%6	.85%6
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78		.78	1.25

Class 1A:
6/30/20213,4	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.055	9.996		.816	.466
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20173,7	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.725	1	1.006	1.006	.536
Class 2:
6/30/20213,4	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.095	1,163.996		.816	.596
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03	1.03	1.00

Class 4:
6/30/20213,4	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.925	913	1.246	1.066	.356
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28	1.28	.75

See end of tables for footnotes.

American Funds Insurance Series	317

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Washington Mutual Investors Fund

Class 1:

6/30/20213,4	$14.35	$.13	$ 2.04	$ 2.17	$(.06)	$—	$ (.06)	$16.46	15.14%5	$5,803	.42%6	.37%6	1.66%6
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41		.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41		.41	2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41		.41	2.39

Class 1A:
6/30/20213,4	14.28	.12	2.02	2.14	(.06)	—	(.06)	16.36	15.005	111.676		.576	1.486
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66		.66	1.84
12/31/20173,7	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.215	1.656		.656	2.016
Class 2:
6/30/20213,4	14.15	.11	2.02	2.13	(.06)	—	(.06)	16.22	15.035	3,283.676		.626	1.416
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66		.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66		.66	2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66		.66	2.16

Class 4:
6/30/20213,4	14.06	.09	2.00	2.09	(.05)	—	(.05)	16.10	14.885	951.926		.876	1.166
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91		.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91		.91	1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91		.91	1.81

See end of tables for footnotes.

318American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital World Growth and Income Fund

Class 1:

6/30/20213,4	$16.67	$.15	$ 1.53	$ 1.68	$(.04)	$ (.40)	$ (.44)	$17.91	10.06%5	$ 785	.63%6	.55%6	1.71%6
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		.63	1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		.63	2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63		.63	2.18

Class 1A:
6/30/20213,4	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.945	3.886		.806	1.566
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		.88	1.74
12/31/20173,7	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.545	—8.846		.846	1.206
Class 2:
6/30/20213,4	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.985	1,368.886		.816	1.456
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		.88	1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		.88	2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88		.88	1.98

Class 4:
6/30/20213,4	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.825	202	1.136	1.056	1.226
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.14	1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13	1.13	1.63

See end of tables for footnotes.

American Funds Insurance Series	319
Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth-Income Fund

Class 1:

6/30/20213,4	$55.38	$ .38	$ 7.53	$ 7.91	$(.25)	$ (.60)	$ (.85)	$62.44	14.30%5	$24,114	.29%6	1.30%6
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29		1.79

Class 1A:
6/30/20213,4	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.145	20.546		1.066
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53		1.43
12/31/20173,7	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.835	2.526		1.416
Class 2:
6/30/20213,4	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.145	14,983.546		1.056
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54		1.54

Class 3:
6/30/20213,4	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.195	165.476		1.126
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47		1.61

Class 4:
6/30/20213,4	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.005	1,695.796		.816
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79		1.29

See end of tables for footnotes.

320American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Growth and Income Fund

Class 1:

6/30/20213,4	$19.01	$.24	$ 1.13	$ 1.37	$(.07)	$ —	$(.07)	$20.31	7.20%5	$995	.67%6	2.39%6
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68		2.93

Class 1A:
6/30/20213,4	18.97	.21	1.13	1.34	(.06)	—	(.06)	20.25	7.085	4.916		2.186
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		2.35
12/31/20173,7	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.365	2.916		1.996
Class 2:
6/30/20213,4	18.95	.21	1.12	1.33	(.06)	—	(.06)	20.22	7.025	222.916		2.176
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93		2.72

Class 4:
6/30/20213,4	18.82	.19	1.11	1.30	(.06)	—	(.06)	20.06	6.885	123	1.166	1.936
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18	2.43

See end of tables for footnotes.

American Funds Insurance Series	321

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital Income Builder

Class 1:

6/30/20213,4	$10.87	$.19	$ .88	$1.07	$(.13)	$ —	$(.13)	$11.81	9.85%5	$499	.53%6	.27%6	3.31%6
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54		.54	3.39

Class 1A:
6/30/20213,4	10.86	.18	.87	1.05	(.11)	—	(.11)	11.80	9.725	7.786		.526	3.096
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20173,7	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.725	1.796		.796	2.636
Class 2:
6/30/20213,4	10.87	.18	.87	1.05	(.11)	—	(.11)	11.81	9.725	11.786		.526	3.116
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—8.80		.80	2.82
Class 4:
6/30/20213,4	10.85	.16	.88	1.04	(.10)	—	(.10)	11.79	9.605	522	1.036	.776	2.846
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256	1.04	1.04	2.88

See end of tables for footnotes.

322American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Asset Allocation Fund

Class 1:

6/30/20213,4	$26.50	$.23	$ 2.48	$ 2.71	$(.10)	$ (.94)	$(1.04)	$28.17	10.22%5	$20,941	.30%6	1.67%6
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29		1.97

Class 1A:
6/30/20213,4	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.105	17.556		1.436
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/20173,7	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.785	4.536		1.696
Class 2:
6/30/20213,4	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.065	5,496.556		1.426
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54		1.72

Class 3:
6/30/20213,4	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.145	36.486		1.496
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47		1.79

Class 4:
6/30/20213,4	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.975	5,856.806		1.186
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79		1.47

See end of tables for footnotes.

American Funds Insurance Series	323

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Balanced Fund

Class 1:

6/30/20213,4	$14.19	$.09	$ .78	$ .87	$(.02)	$(.07)	$(.09)	$14.97	6.10%5	$116	.72%6	1.29%6
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72		1.73

Class 1A:
6/30/20213,4	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.985	4.976		1.116
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		1.44
12/31/20173,7	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.715	—8.946		1.276
Class 2:
6/30/20213,4	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.985	212.976		1.096
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97		1.48

Class 4:
6/30/20213,4	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.825	125	1.226	.866
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24	1.12

See end of tables for footnotes.

324American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

The Bond Fund of America

Class 1:

6/30/20213,4	$11.89	$.10	$(.18)	$ (.08)	$(.03)	$(.47)	$(.50)	$11.31	(.67)%5	$8,408	.40%6	.33%6	1.68%6
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39		.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38		.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38		.38	2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38		.38	1.91

Class 1A:
6/30/20213,4	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)5	11.656		.586	1.436
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64		.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63		.63	2.50
12/31/20173,7	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.465	1.626		.626	2.016
Class 2:
6/30/20213,4	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)5	3,829.656		.586	1.426
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64		.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63		.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63		.63	1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63		.63	1.65

Class 4:
6/30/20213,4	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)5	820.906		.836	1.186
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89		.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88		.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88		.88	1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88		.88	1.41

See end of tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital World Bond Fund

Class 1:

6/30/20213,4	$12.94	$.12	$(.52)	$ (.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20)%5	$1,016	.59%6	.49%6	1.96%6
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57		.57	2.26

Class 1A:
6/30/20213,4	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)5	1.846		.746	1.726
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20173,7	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.005	—8.726		.726	2.276
Class 2:
6/30/20213,4	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)5	1,060.846		.746	1.726
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82		.82	2.01

Class 4:
6/30/20213,4	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)5	60	1.096	.996	1.466
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07	1.07	1.76

See end of tables for footnotes.

326American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

American High-Income Trust

Class 1:

6/30/20213,4	$ 9.80	$.26	$ .39	$ .65	$(.08)	$—	$(.08)	$10.37	6.62%5	$276	.53%6	.45%6	5.18%6
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		.50	6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		.49	5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49		.49	6.18

Class 1A:
6/30/20213,4	9.78	.25	.38	.63	(.07)	—	(.07)	10.34	6.495	1.786		.716	4.986
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		.75	6.11
12/31/20173,7	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.025	—8.726		.726	5.746
Class 2:
6/30/20213,4	9.61	.25	.37	.62	(.07)	—	(.07)	10.16	6.505	690.786		.716	5.006
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		.75	6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		.74	5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74		.74	5.92

Class 3:
6/30/20213,4	9.84	.26	.38	.64	(.07)	—	(.07)	10.41	6.565	11.716		.646	5.076
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		.68	6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		.67	5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67		.67	5.99

Class 4:
6/30/20213,4	10.54	.25	.41	.66	(.07)	—	(.07)	11.13	6.285	96	1.036	.956	4.736
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		.99	5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99		.99	5.55

See end of tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers	waivers11	net assets11

American Funds Mortgage Fund

Class 1:

6/30/20213,4	$11.11	$.03	$(.09)	$(.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%5	$231	.50%6	.31%6	.52%6
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47		.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48		.48	1.97
12/31/2017	10.56	.16	—9.16		(.18)	(.07)	(.25)	10.47	1.47	265.47		.47	1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46		.46	1.39

Class 1A:
6/30/20213,4	11.08	.01	(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)5	2.756		.566	.276
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71		.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73		.73	1.77
12/31/20173,7	10.55	.14	—9.14		(.16)	(.07)	(.23)	10.46	1.315	—8.706		.706	1.386
Class 2:
6/30/20213,4	11.09	.01	(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)5	59.756		.566	.276
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72		.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73		.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72		.72	1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71		.71	1.14

Class 4:
6/30/20213,4	10.97	—9	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)5	41	1.006	.816	.026
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97		.97	1.71
12/31/2018	10.38	.15	(.15)	—9	(.19)	—	(.19)	10.19	.07	24.98		.98	1.49
12/31/2017	10.48	.11	—9.11		(.14)	(.07)	(.21)	10.38	.97	12.97		.97	1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96		.96	.86

See end of tables for footnotes.

328American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20213,4	$11.31	$(.01)	$(.01)	$(.02)	$ —	$—	$ —	$11.29	(.18)%5	$ 37	.36%6	(.26)%6
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37		.16
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	37.35		1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35		.68
12/31/201612	11.26	.01	—9.01		—	—	—	11.27	.09	37.35		.11
Class 1A:
6/30/20213,4	11.31	(.01)	(.01)	(.02)	—	—	—	11.29	(.18)5	—8.356		(.25)6
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—8.35		.26
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	—8.37		1.90
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	—8.35		1.60
12/31/20173,7	11.27	.08	—9.08		(.06)	—	(.06)	11.29	.675	—8.346		.696
Class 2:
6/30/20213,4	10.99	(.03)	—9	(.03)	—	—	—	10.96	(.27)5	256.616		(.51)6
12/31/2020	11.01	—9	—9	—9	(.02)	—	(.02)	10.99	.03	288.62		(.05)
12/31/2019	11.03	.18	—9.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
12/31/2018	11.01	.15	—9.15		(.13)	—	(.13)	11.03	1.36	247.60		1.34
12/31/2017	10.99	.05	—9.05		(.03)	—	(.03)	11.01	.46	249.60		.42
12/31/201612	11.01	(.02)	—9	(.02)	—	—	—	10.99	(.18)	297.60		(.14)
Class 3:
6/30/20213,4	11.12	(.02)	(.01)	(.03)	—	—	—	11.09	(.27)5	4.546		(.44)6
12/31/2020	11.13	—9.02		.02	(.03)	—	(.03)	11.12	.13	4.55		.03
12/31/2019	11.14	.20	—9.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53		1.42
12/31/2017	11.10	.06	—9.06		(.04)	—	(.04)	11.12	.54	4.53		.50
12/31/201612	11.11	(.01)	—9	(.01)	—	—	—	11.10	(.09)	4.53		(.08)
Class 4:
6/30/20213,4	11.08	(.04)	—9	(.04)	—	—	—	11.04	(.36)5	43.866		(.76)6
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)
12/31/2019	11.15	.16	—9.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86		1.11
12/31/2017	11.12	.02	—9.02		(.01)	—	(.01)	11.13	.16	15.85		.19
12/31/201612	11.17	(.04)	(.01)	(.05)	—	—	—	11.12	(.45)	13.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers	waivers11	net assets11

U.S. Government Securities Fund

Class 1:

6/30/20213,4	$13.04	$.08	$ (.26)	$ (.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%5	$374	.39%6	.34%6	1.20%6
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37		.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36		.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36		.36	1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36		.36	1.31

Class 1A:
6/30/20213,4	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)5	5.646		.586	1.026
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62		.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61		.61	1.82
12/31/20173,7	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.735	—8.586		.586	1.536
Class 2:
6/30/20213,4	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)5	1,434.646		.596	.986
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62		.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61		.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61		.61	1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61		.61	1.05

Class 3:
6/30/20213,4	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)5	9.576		.526	1.036
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55		.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54		.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54		.54	1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11.54		.54	1.12

Class 4:
6/30/20213,4	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)5	237.896		.846	.706
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87		.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86		.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86		.86	1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57.86		.86	.82

See end of tables for footnotes.

330American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	tions	of period Total return11	(in millions)	ments13	ments11,13	ratio4,11,14	net assets11

Managed Risk Growth Fund

Class P1:

6/30/20213,4	$17.25	$(.01)	$ 1.30	$ 1.29	$(.08)	$ (.74)	$ (.82)	$17.72	7.56%5	$ 11	.42%6	.37%6	.72%6	(.13)%6
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42		.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)15	3.4215		.3715	.7115	.8215
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2315	2.4215		.3615	.7015	.6915
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.8915	1.5015		.3415	.6815	.7915
Class P2:
6/30/20213,4	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.535	588.676		.626	.976	(.36)6
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68		.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68		.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69		.63	.97	.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43

Managed Risk International Fund

Class P1:

6/30/20213,4	$11.07	$(.01)	$ .31	$ .30	$(.09)	$—	$ (.09)	$11.28	2.73%5,15	$2	.43%6,15	.36%6,15	.88%6,15	(.22)%6,15
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.1315	2.4315		.3515	.8615	.8215
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9115	1.4115		.3315	.8415	1.6415
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)15	—8.3315		.2815	.7715	3.0215
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2815	—8.2815		.2015	.6915	1.1315
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)15	—8.3915		.2315	.7415	1.1515
Class P2:
6/30/20213,4	10.99	(.03)	.32	.29	(.06)	—	(.06)	11.22	2.645	169.706		.636	1.156	(.48)6
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97

Managed Risk Washington Mutual Investors Fund

Class P1:

6/30/20213,4	$11.24	$ .02	$ 1.00	$ 1.02	$(.15)	$—	$ (.15)	$12.11	9.08%5,15	$2	.41%6,15	.35%6,15	.76%6,15	.41%6,15
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)15	2.4015		.3515	.7615	1.6615
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1415	1.3815		.3315	.7415	2.1415
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)15	—8.3315		.2815	.6715	3.2115
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4815	—8.3015		.2515	.6415	1.5915
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.7715	—8.4315		.2715	.6715	1.8315
Class P2:
6/30/20213,4	11.18	.01	1.00	1.01	(.15)	—	(.15)	12.04	8.995	361.686		.626	1.036	.096
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04

See end of tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	tions	of period Total return11	(in millions)	ments13	ments11,13	ratio4,11,14	net assets11

Managed Risk Growth-Income Fund

Class P1:

6/30/20213,4	$14.01	$ .03	$1.21	$1.24	$(.15)	$(.20)	$ (.35)	$14.90	8.82%5	$2,259	.41%6	.36%6	.66%6	.37%6
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6415	2.4415		.3715	.6615	1.6115
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.4915	1.5215		.3615	.6415	1.4615
Class P2:
6/30/20213,4	13.93	.01	1.21	1.22	(.14)	(.20)	(.34)	14.81	8.765	333.666		.616	.916	.126
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13

Managed Risk Asset Allocation Fund

Class P1:

6/30/20213,4	$13.84	$ .02	$1.17	$1.19	$(.20)	$ —	$ (.20)	$14.83	8.62%5	$6	.41%6	.36%6	.66%6	.30%6
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38	.66	1.65

Class P2:
6/30/20213,4	13.45	—9	1.14	1.14	(.16)	—	(.16)	14.43	8.465	2,852.666		.616	.916	.036
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20

See end of tables for footnotes.

332American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

excluding mortgage dollar roll transactions16,17	June 30, 20213,4,5	2020	2019	2018	2017	2016
Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273
Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

including mortgage dollar roll transactions, if applicable16,17	June 30, 20213,4,5	2020	2019	2018	2017	2016
Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	—18	—18	—18	—18	—18	—12,18
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3Based on operations for a period that is less than a full year.

4Unaudited.

5Not annualized.

6Annualized.

7Class 1A shares began investment operations on January 6, 2017.

8Amount less than $1 million.

9Amount less than $.01.

10Amount less than .01%.

11This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

12On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

13This column does not include expenses of the underlying funds in which each fund invests.

14This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

15All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

16Refer to Note 5 for further information on mortgage doller rolls.

17Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

18Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	333
Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through

June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,117.57	$2.89	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,116.18	4.20	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,115.99	4.20	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 4 – actual return	1,000.00	1,114.72	5.51	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,108.58	$3.87	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 1A – actual return	1,000.00	1,107.25	5.17	.99
Class 1A – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 2 – actual return	1,000.00	1,107.24	5.17	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 4 – actual return	1,000.00	1,105.61	6.47	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,130.26	$1.85	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 1A – actual return	1,000.00	1,128.69	3.17	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 – actual return	1,000.00	1,128.70	3.17	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 – actual return	1,000.00	1,129.11	2.80	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 – actual return	1,000.00	1,127.40	4.48	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 – actual return	$1,000.00	$1,047.12	$2.79	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,046.06	4.06	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,046.08	4.06	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 3 – actual return	1,000.00	1,046.71	3.70	.73
Class 3 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 4 – actual return	1,000.00	1,044.74	5.32	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

New World Fund
Class 1 – actual return	$1,000.00	$1,102.08	$2.92	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 1A – actual return	1,000.00	1,100.48	4.22	.81
Class 1A – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 2 – actual return	1,000.00	1,100.88	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 – actual return	1,000.00	1,099.22	5.52	1.06
Class 4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06

See end of tables for footnotes.

American Funds Insurance Series	335

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,151.38	$1.97	.37%
Class 1 – assumed 5% return	1,000.00	1,022.96	1.86	.37

Class 1A – actual return	1,000.00	1,149.96	3.04	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 – actual return	1,000.00	1,150.26	3.31	.62
Class 2 – assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 4 – actual return	1,000.00	1,148.77	4.64	.87
Class 4 – assumed 5% return	1,000.00	1,020.48	4.36	.87

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,100.61	$2.86	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,099.39	4.16	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,099.82	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 – actual return	1,000.00	1,098.20	5.46	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,143.03	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 1A – actual return	1,000.00	1,141.39	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 – actual return	1,000.00	1,141.38	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 – actual return	1,000.00	1,141.87	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 – actual return	1,000.00	1,140.02	4.19	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,072.02	$3.44	.67%
Class 1 – assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 1A – actual return	1,000.00	1,070.84	4.67	.91
Class 1A – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 2 – actual return	1,000.00	1,070.24	4.67	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 4 – actual return	1,000.00	1,068.80	5.95	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,098.46	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27

Class 1A – actual return	1,000.00	1,097.22	2.70	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 2 – actual return	1,000.00	1,097.20	2.70	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,095.97	4.00	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,102.24	$1.56	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 1A – actual return	1,000.00	1,100.99	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 – actual return	1,000.00	1,100.61	2.86	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 – actual return	1,000.00	1,101.41	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 4 – actual return	1,000.00	1,099.74	4.16	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,061.04	$3.68	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 1A – actual return	1,000.00	1,059.77	4.95	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 2 – actual return	1,000.00	1,059.77	4.95	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 4 – actual return	1,000.00	1,058.21	6.23	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22

The Bond Fund of America
Class 1 – actual return	$1,000.00	$993.28	$1.63	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 1A – actual return	1,000.00	992.06	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	991.88	2.86	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 4 – actual return	1,000.00	990.71	4.10	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$968.01	$2.39	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 1A – actual return	1,000.00	967.55	3.61	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 – actual return	1,000.00	967.40	3.61	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 4 – actual return	1,000.00	965.88	4.83	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99

American High-Income Trust
Class 1 – actual return	$1,000.00	$1,066.15	$2.31	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 1A – actual return	1,000.00	1,064.90	3.64	.71
Class 1A – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 2 – actual return	1,000.00	1,064.95	3.64	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 3 – actual return	1,000.00	1,065.57	3.28	.64
Class 3 – assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 4 – actual return	1,000.00	1,062.78	4.86	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$994.33	$1.53	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 1A – actual return	1,000.00	994.02	2.77	.56
Class 1A – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 – actual return	1,000.00	993.00	2.77	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 4 – actual return	1,000.00	992.65	4.00	.81
Class 4 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$998.23	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36

Class 1A – actual return	1,000.00	998.23	1.73	.35
Class 1A – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 – actual return	1,000.00	997.27	3.02	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 3 – actual return	1,000.00	997.30	2.67	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 4 – actual return	1,000.00	996.39	4.26	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$986.91	$1.67	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	985.82	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	986.38	2.91	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	985.85	2.56	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	984.18	4.13	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

See end of tables for footnotes.

338American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	1/1/2021	6/30/2021	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,075.60	$1.90	.37%	$3.71	.72%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72

Class P2 – actual return	1,000.00	1,075.25	3.19	.62	4.99	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,027.33	$1.81	.36%	$4.42	.88%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.41	.88

Class P2 – actual return	1,000.00	1,026.42	3.17	.63	5.78	1.15
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.76	1.15

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,090.84	$1.81	.35%	$3.94	.76%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76

Class P2 – actual return	1,000.00	1,089.86	3.21	.62	5.34	1.03
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.16	1.03

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,088.19	$1.86	.36%	$3.42	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,087.56	3.16	.61	4.71	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,086.16	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,084.57	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	339

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund‘s net assets exceed $5 billion and

$8 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the beneﬁts to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should beneﬁt each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s afﬁliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC’s proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and the funds’ shareholders.

American Funds Insurance Series	341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the beneﬁts to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identiﬁed by management over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should beneﬁt each fund and its shareholders.

342American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s afﬁliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary beneﬁts received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC’s proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and the funds’ shareholders.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.2 Our ﬁxed income funds have helped investors achieve diversiﬁcation through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.

2Based on Class 1 share results for rolling calendar-year periods starting the ﬁrst full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Reﬁnitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2020. Three of our ﬁve ﬁxed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an afﬁliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0821P Litho in USA RCG/RRD/6311-S85205 © 2021 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;
(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;
(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;
(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and
(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Th
e complete
schedule
of investments
is included
in
Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)

Name of the issuer;

(2)

Exchange ticker symbol;
(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the
first
date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.
Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 15, 2021, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR
§
270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308).  Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  _____/s/ Lee T. Cummings____________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)
*
                  ____/s/ Michael S. Spangler_________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      August 19, 2021

By (Signature and Title)
*
                   ____/s/ Lee T. Cummings___________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      August 19, 2021

*
Print the name and title of each signing officer under his or her signature.